DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SA	Special Assessment
CPI	Consumer Price Index
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
BAM	Build America Mutual
P.L.C.	Public Limited Company
ST	Special Tax
GDR	Global Depositary Receipt
CP	Certificate Participation
AUD	Australian Dollars
CAD	Canadian Dollars
NZD	New Zealand Dollars
USD	United States Dollar
EUR	Euro
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2022.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (78.4%)
AUSTRALIA — (0.9%)
Glencore Funding LLC
Ω	4.125%, 05/30/23		1,000	$996,180
	4.125%, 05/30/23		500	498,090
Ω	4.625%, 04/29/24		1,150	1,153,420
TOTAL AUSTRALIA				2,647,690
CANADA — (7.4%)
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,856,236
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,438,891
Royal Bank of Canada
	2.333%, 12/05/23	CAD	7,000	5,357,893
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	14,500	11,117,063
TOTAL CANADA				21,770,083
FRANCE — (7.0%)
BNP Paribas SA
#Ω	3.375%, 01/09/25		1,900	1,860,470
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,161,663
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24		11,000	11,045,632
Credit Agricole SA
Ω	3.875%, 04/15/24		3,300	3,300,221
Societe Generale SA
Ω	3.875%, 03/28/24		500	495,837
#Ω	2.625%, 10/16/24		2,000	1,924,421
TOTAL FRANCE				20,788,244
GERMANY — (5.3%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		2,500	2,455,431
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		458	434,537
#Ω	3.900%, 04/09/25		2,022	2,039,750
BMW US Capital LLC
	3.900%, 04/09/25		253	255,221
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		1,871	1,838,785
Deutsche Bank AG
	3.950%, 02/27/23		2,350	2,351,051
EMD Finance LLC
Ω	3.250%, 03/19/25		2,886	2,852,272
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
Ω	2.550%, 08/15/22		1,750	$1,749,810
Ω	3.250%, 08/01/24		1,750	1,735,308
TOTAL GERMANY				15,712,165
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		2,300	2,206,178
ITALY — (1.4%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,702	1,643,551
Republic of Italy Government International Bond
	2.375%, 10/17/24		2,500	2,399,600
TOTAL ITALY				4,043,151
JAPAN — (4.8%)
Aircastle Ltd.
#	4.125%, 05/01/24		2,400	2,349,240
American Honda Finance Corp.
	0.550%, 07/12/24		1,000	948,462
#	2.150%, 09/10/24		2,250	2,194,215
Nissan Motor Acceptance Co. LLC
Ω	2.600%, 09/28/22		320	319,340
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,500	2,408,819
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		500	499,706
	3.748%, 07/19/23		2,000	2,002,670
	2.696%, 07/16/24		1,100	1,074,984
Toyota Motor Credit Corp.
	0.625%, 09/13/24		1,000	947,001
	1.450%, 01/13/25		1,500	1,436,167
TOTAL JAPAN				14,180,604
NETHERLANDS — (3.6%)
BNG Bank NV
	5.250%, 05/20/24	AUD	10,000	7,231,654
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,412,844
TOTAL NETHERLANDS				10,644,498

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (1.3%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	$3,836,544
SPAIN — (1.2%)
Banco Santander SA
#	2.706%, 06/27/24		1,200	1,172,970
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,497,119
	3.500%, 06/07/24		1,000	989,521
TOTAL SPAIN				3,659,610
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.8%)
International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	9,867,742
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,350,273
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				11,218,015
SWITZERLAND — (1.7%)
Credit Suisse Group AG
	3.750%, 03/26/25		1,500	1,453,503
UBS AG
Ω	0.700%, 08/09/24		3,750	3,532,379
TOTAL SWITZERLAND				4,985,882
UNITED KINGDOM — (4.1%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	981,355
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,072,143
HSBC Holdings PLC
#	3.600%, 05/25/23		2,450	2,453,940
HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,093,978
NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,000	1,973,667
Ω	0.800%, 08/12/24		1,650	1,538,446
Reckitt Benckiser Treasury Services PLC
	2.750%, 06/26/24		2,000	1,965,812
Ω	2.750%, 06/26/24		958	941,624
TOTAL UNITED KINGDOM				12,020,965
UNITED STATES — (35.2%)
Air Lease Corp.
	2.250%, 01/15/23		1,610	1,596,558
Allstate Corp.
#	3.150%, 06/15/23		852	852,385
Ally Financial, Inc.
	3.875%, 05/21/24		484	482,123
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	American Water Capital Corp.
#	3.400%, 03/01/25	2,600	$2,595,662
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,786,863
	Amgen, Inc.
#	3.125%, 05/01/25	3,000	2,983,088
	Ares Capital Corp.
	4.200%, 06/10/24	2,500	2,481,163
	Arrow Electronics, Inc.
#	3.250%, 09/08/24	1,500	1,473,640
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,515,831
	Booking Holdings, Inc.
	2.750%, 03/15/23	2,000	2,000,570
	Bristol-Myers Squibb Co.
	2.900%, 07/26/24	1,800	1,797,589
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,776,015
	Bunge Ltd. Finance Corp.
	3.000%, 09/25/22	200	199,944
	Capital One Financial Corp.
	3.200%, 02/05/25	600	587,019
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,715,880
	Caterpillar Financial Services Corp.
	3.400%, 05/13/25	2,000	2,010,529
	Chubb INA Holdings, Inc.
#	3.150%, 03/15/25	1,500	1,493,130
Cigna Corp.
	3.750%, 07/15/23	1,082	1,083,891
	3.250%, 04/15/25	1,900	1,881,820
	Discover Financial Services
#	3.950%, 11/06/24	1,500	1,491,270
Elevance Health, Inc.
	3.500%, 08/15/24	200	199,775
	2.375%, 01/15/25	2,800	2,726,024
	EOG Resources, Inc.
#	3.150%, 04/01/25	2,107	2,096,203
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,977,906
	Fidelity National Information Services, Inc.
#	0.600%, 03/01/24	2,500	2,379,220
	General Motors Financial Co., Inc.
	3.800%, 04/07/25	1,500	1,479,856
	Gilead Sciences, Inc.
	3.500%, 02/01/25	1,000	1,003,877
Global Payments, Inc.
	3.750%, 06/01/23	1,000	999,704
	4.000%, 06/01/23	1,500	1,499,780
	Goldman Sachs Group, Inc.
#	3.200%, 02/23/23	1,500	1,500,160

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
International Business Machines Corp.
	3.000%, 05/15/24	2,700	$2,683,985
JPMorgan Chase & Co.
	3.625%, 05/13/24	474	477,641
Kilroy Realty L.P.
	3.450%, 12/15/24	900	879,386
Kinder Morgan Energy Partners L.P.
#	4.250%, 09/01/24	1,500	1,510,585
Lazard Group LLC
	3.750%, 02/13/25	1,500	1,488,016
MPLX LP
	4.875%, 12/01/24	1,250	1,270,830
Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,633,306
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,496,443
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	1,000,719
ONEOK, Inc.
	2.750%, 09/01/24	360	351,076
Oracle Corp.
#	3.400%, 07/08/24	2,500	2,487,913
Penske Truck Leasing Co. LP / PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,140,759
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	578,079
Phillips 66
#	3.850%, 04/09/25	2,500	2,524,925
PNC Financial Services Group, Inc.
	2.200%, 11/01/24	248	241,249
Realty Income Corp.
	3.875%, 07/15/24	2,500	2,507,534
Rockwell Automation, Inc.
	2.875%, 03/01/25	3,000	2,964,129
Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	400	400,532
Simon Property Group LP
	2.000%, 09/13/24	3,650	3,535,851
Sky Ltd.
#Ω	3.750%, 09/16/24	2,900	2,909,950
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Southwest Airlines Co.
# 4.750%, 05/04/23	3,000	$3,021,348
Stellantis NV
5.250%, 04/15/23	1,000	1,003,400
Truist Bank
1.500%, 03/10/25	1,000	950,654
Ventas Realty LP
3.500%, 02/01/25	400	393,885
VF Corp.
2.400%, 04/23/25	3,000	2,906,130
Vornado Realty LP
3.500%, 01/15/25	2,565	2,482,395
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,500	2,501,255
Waste Management, Inc.
2.400%, 05/15/23	900	894,236
Wells Fargo & Co.
3.300%, 09/09/24	3,000	2,994,977
Williams Cos., Inc.
3.700%, 01/15/23	3,000	2,996,629
TOTAL UNITED STATES		103,895,292
TOTAL BONDS		231,608,921
U.S. TREASURY OBLIGATIONS — (16.3%)
U.S. Treasury Notes
0.125%, 07/15/23	10,000	9,731,250
0.875%, 01/31/24	11,000	10,663,125
0.375%, 04/15/24	29,000	27,762,969
TOTAL U.S. TREASURY OBLIGATIONS		48,157,344
TOTAL INVESTMENT SECURITIES (Cost $289,388,073)		279,766,265

		Shares
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	1,353,847	15,659,948
TOTAL INVESTMENTS — (100.0%)
(Cost $305,046,487)^^			$295,426,213

Enhanced U.S. Large Company Portfolio
CONTINUED
As of July 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	4,833,087	USD	3,270,879	Australia and New Zealand Bank	08/30/22	$107,504
USD	224,595	EUR	211,576	Citibank, N.A.	09/27/22	7,504
EUR	211,576	USD	216,678	Citibank, N.A.	09/27/22	413
Total Appreciation						$115,421
USD	9,550,506	NZD	15,687,556	UBS AG	08/15/22	$(315,523)
USD	15,670,715	AUD	22,735,894	Bank of America Corp.	08/30/22	(221,931)
USD	16,376,991	CAD	21,320,703	Bank of America Corp.	09/07/22	(271,454)
Total (Depreciation)						$(808,908)
Total Appreciation (Depreciation)						$(693,487)
As of July 31, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,469	09/16/22	$298,497,532	$303,605,575	$5,108,043
Total Futures Contracts			$298,497,532	$303,605,575	$5,108,043
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,647,690	—	$2,647,690
Canada	—	21,770,083	—	21,770,083
France	—	20,788,244	—	20,788,244
Germany	—	15,712,165	—	15,712,165
Ireland	—	2,206,178	—	2,206,178
Italy	—	4,043,151	—	4,043,151
Japan	—	14,180,604	—	14,180,604
Netherlands	—	10,644,498	—	10,644,498
Norway	—	3,836,544	—	3,836,544
Spain	—	3,659,610	—	3,659,610
Supranational Organization Obligations	—	11,218,015	—	11,218,015
Switzerland	—	4,985,882	—	4,985,882
United Kingdom	—	12,020,965	—	12,020,965
United States	—	103,895,292	—	103,895,292
U.S. Treasury Obligations	—	48,157,344	—	48,157,344
Securities Lending Collateral	—	15,659,948	—	15,659,948

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Forward Currency Contracts**	—	$(693,487)	—	$(693,487)
Futures Contracts**	$5,108,043	—	—	5,108,043
TOTAL	$5,108,043	$294,732,726	—	$299,840,769
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,509,136,345
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$23,509,136,345
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.6%)
#*	AMC Networks, Inc., Class A	304,239	$9,285,374
	ATN International, Inc.	167,065	7,691,673
#*	Audacy, Inc., Class A	651,934	415,282
*	Ballantyne Strong, Inc.	165,230	470,906
*	Beasley Broadcast Group, Inc., Class A	19,773	25,112
#*	Boston Omaha Corp., Class A	80,558	1,965,615
*	Cars.com, Inc.	618,575	7,274,442
#*	comScore, Inc.	380,670	765,147
*	Consolidated Communications Holdings, Inc.	874,073	5,768,882
#*††	Contra Costa Communications	17,714	0
#*	Cumulus Media, Inc., Class A	73,688	585,083
#*	Daily Journal Corp.	1,490	402,747
#	DallasNews Corp.	46,536	306,207
*	DHI Group, Inc.	373,383	1,825,843
*	DISH Network Corp., Class A	136,312	2,367,739
*	EchoStar Corp., Class A	392,493	7,755,662
*	Emerald Holding, Inc.	5,513	17,366
	Entravision Communications Corp., Class A	661,253	3,544,316
*	EW Scripps Co., Class A	723,283	10,314,016
*	Fluent, Inc.	93,105	104,278
*	Frontier Communications Parent, Inc.	13,126	340,095
*	Gaia, Inc.	19,520	77,494
#*	Gannett Co., Inc.	542,293	1,632,302
	Gray Television, Inc.	882,422	16,386,577
*	Hemisphere Media Group, Inc.	112,531	875,491
#*	IMAX Corp.	35,278	593,023
	John Wiley & Sons, Inc., Class A	288,528	15,066,932
	John Wiley & Sons, Inc., Class B	455	23,605
*	Lee Enterprises, Inc.	10,596	198,145
*	Liberty Latin America Ltd., Class A	355,007	2,616,402
*	Liberty Latin America Ltd., Class C	1,339,976	9,835,424
*	Liberty Media Corp.-Liberty Formula One, Class A	16,150	1,001,138
#*	Liberty Media Corp.-Liberty Formula One, Class C	632	42,831
#*	Lions Gate Entertainment Corp., Class A	719,185	6,300,061
*	Lions Gate Entertainment Corp., Class B	1,022,760	8,499,136
*	Loyalty Ventures, Inc.	12,222	36,055
#	Lumen Technologies, Inc.	1,482,525	16,144,697
*	Madison Square Garden Entertainment Corp.	137,918	8,030,965
*	Magnite, Inc.	156,821	1,198,112
#*	Marcus Corp.	258,278	4,243,508
	News Corp., Class A	929,822	15,937,149
	News Corp., Class B	515,127	8,901,395
	Nexstar Media Group, Inc., Class A	313,260	59,008,786
*	QuinStreet, Inc.	348,810	3,749,707
#*	Reading International, Inc., Class A	130,081	606,177
	Saga Communications, Inc., Class A	41,436	970,017
*	Salem Media Group, Inc.	23,272	50,500
	Scholastic Corp.	312,163	14,693,512
	Shenandoah Telecommunications Co.	144,868	3,230,556
	Sinclair Broadcast Group, Inc., Class A	18,723	408,910
	Spok Holdings, Inc.	183,009	1,209,689
	TEGNA, Inc.	1,150,047	24,081,984
	Telephone & Data Systems, Inc.	1,011,311	15,988,827

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Thryv Holdings, Inc.	37,817	$920,466
*	Townsquare Media, Inc., Class A	47,749	381,992
*	TrueCar, Inc.	856,969	2,202,410
*	U.S. Cellular Corp.	341,206	9,993,924
*	Urban One, Inc.	239,453	840,480
*	Urban One, Inc.	44,271	222,683
*	Yelp, Inc.	169,323	5,191,443
#*	Ziff Davis, Inc.	12,090	990,050
TOTAL COMMUNICATION SERVICES			323,608,340
CONSUMER DISCRETIONARY — (11.5%)
	Aaron's Co., Inc.	160,885	2,094,723
*	Abercrombie & Fitch Co., Class A	531,846	9,472,177
#	Academy Sports & Outdoors, Inc.	366,839	15,785,082
#	Acushnet Holdings Corp.	197,816	9,639,574
*	Adient PLC	704,059	23,783,113
#	ADT, Inc.	923,357	6,740,506
*	Adtalem Global Education, Inc.	476,921	19,124,532
	AMCON Distributing Co.	1,867	350,118
#*	American Axle & Manufacturing Holdings, Inc.	1,038,732	9,255,102
#	American Eagle Outfitters, Inc.	1,271,053	15,303,478
*	American Outdoor Brands, Inc.	142,298	1,124,154
*	American Public Education, Inc.	192,943	3,031,135
*	America's Car-Mart, Inc.	69,438	7,191,694
#	Ark Restaurants Corp.	34,829	694,490
#*	Asbury Automotive Group, Inc.	78,182	13,419,158
*	Aterian, Inc.	116,153	264,829
	Autoliv, Inc.	36,348	3,125,928
*	AutoNation, Inc.	613,475	72,844,021
*	Barnes & Noble Education, Inc.	550,873	1,492,866
#	Bassett Furniture Industries, Inc.	98,057	2,250,408
*	BBQ Holdings, Inc.	17,460	209,520
*	Beazer Homes USA, Inc.	138,323	2,040,264
#	Big 5 Sporting Goods Corp.	30,819	396,332
#	Big Lots, Inc.	304,868	6,155,285
*	Biglari Holdings, Inc., Class A	855	512,575
*	Biglari Holdings, Inc., Class B	16,422	1,974,089
*	BJ's Restaurants, Inc.	186,301	4,372,484
	BorgWarner, Inc.	1,756,669	67,561,490
	Build-A-Bear Workshop, Inc.	147,644	2,357,875
	Caleres, Inc.	292,004	7,247,539
#*	Callaway Golf Co.	12,064	276,869
*	Capri Holdings Ltd.	409,478	19,933,389
	Carriage Services, Inc.	111,800	4,056,104
	Carrols Restaurant Group, Inc.	433,209	1,078,690
#	Cato Corp., Class A	202,906	2,505,889
*	Cavco Industries, Inc.	66,272	17,084,259
*	Century Casinos, Inc.	15,497	130,640
	Century Communities, Inc.	301,347	15,419,926
*	Charles & Colvard Ltd.	45,459	61,370
#*	Chegg, Inc.	1,545	32,908
#*	Chico's FAS, Inc.	572,206	2,872,474
*	Children's Place, Inc.	68,878	2,985,173
*	Chuy's Holdings, Inc.	200,763	4,462,961
#*	Citi Trends, Inc.	16,295	400,531
#*	Conn's, Inc.	310,610	2,925,946
*	Container Store Group, Inc.	493,867	3,684,248
»	Contra Zagg, Inc.	262,920	23,663
*	Cooper-Standard Holdings, Inc.	143,950	620,424

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	93,049	$467,106
	Dana, Inc.	1,232,734	20,660,622
*	Delta Apparel, Inc.	64,081	1,498,855
#	Designer Brands, Inc., Class A	281,855	4,067,168
#	Dick's Sporting Goods, Inc.	440,319	41,209,455
#	Dillard's, Inc., Class A	181,615	41,290,170
*	Dorman Products, Inc.	803	81,175
*	Duluth Holdings, Inc., Class B	50,838	490,078
*	El Pollo Loco Holdings, Inc.	387,470	3,766,208
	Escalade, Inc.	36,098	455,196
#	Ethan Allen Interiors, Inc.	266,960	6,137,410
*	Fiesta Restaurant Group, Inc.	253,047	2,077,516
	Flanigan's Enterprises, Inc.	2,672	74,816
	Flexsteel Industries, Inc.	68,906	1,258,224
#	Foot Locker, Inc.	733,965	20,822,587
#*	Fossil Group, Inc.	545,763	3,290,951
#	Franchise Group, Inc.	23,173	763,087
*	Funko, Inc., Class A	27,523	721,378
#	Gap, Inc.	311,701	2,998,564
*	Genesco, Inc.	144,739	8,112,621
*	Gentherm, Inc.	10,516	678,913
*	G-III Apparel Group Ltd.	518,648	11,456,934
*	Goodyear Tire & Rubber Co.	2,193,844	26,940,404
*	GoPro, Inc., Class A	373,453	2,375,161
	Graham Holdings Co., Class B	35,650	21,193,568
#*	Green Brick Partners, Inc.	179,567	4,812,396
	Group 1 Automotive, Inc.	156,155	27,626,943
	Guess?, Inc.	565,487	10,693,359
	Hamilton Beach Brands Holding Co., Class A	27,700	327,968
	Harley-Davidson, Inc.	84,786	3,205,759
#	Haverty Furniture Cos., Inc.	169,706	4,638,065
	Haverty Furniture Cos., Inc., Class A	844	22,518
*	Helen of Troy Ltd.	6,556	877,127
	Hibbett, Inc.	136,370	6,398,480
	Hooker Furnishings Corp.	130,001	2,150,217
*	Horizon Global Corp.	87,095	123,675
*	iRobot Corp.	63,421	2,918,000
	Johnson Outdoors, Inc., Class A	93,686	6,306,005
	KB Home	221,451	7,228,161
#	Kohl's Corp.	1,109,248	32,323,487
*	Lakeland Industries, Inc.	76,857	1,232,786
#*	Lands' End, Inc.	184,766	2,355,766
#*	Landsea Homes Corp.	14,816	109,046
	Laureate Education, Inc., Class A	770,007	9,116,883
	La-Z-Boy, Inc.	440,590	12,279,243
#*	Lazydays Holdings, Inc.	10,811	147,246
	LCI Industries	14,493	1,957,859
	Lear Corp.	152,741	23,085,275
*	Legacy Housing Corp.	16,593	225,333
#*	LGI Homes, Inc.	167,678	18,914,078
	Lifetime Brands, Inc.	174,054	1,872,821
*	Lincoln Educational Services Corp.	80,330	581,589
	Lithia Motors, Inc.	169,788	45,041,361
*	Live Ventures, Inc.	100	3,487
#*	LL Flooring Holdings, Inc.	275,054	2,761,542
*	M/I Homes, Inc.	132,543	6,098,303
	Macy's, Inc.	1,218,541	21,507,249
*	Malibu Boats, Inc., Class A	13,333	832,646
#*	MarineMax, Inc.	230,165	9,399,939

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	40,354	$5,525,270
	MDC Holdings, Inc.	574,254	20,816,707
*	Meritage Homes Corp.	252,136	22,263,609
*	Modine Manufacturing Co.	559,459	7,340,102
*	Mohawk Industries, Inc.	320,004	41,114,114
*	Monarch Casino & Resort, Inc.	13,813	886,104
#	Monro, Inc.	157,744	7,910,862
*	Motorcar Parts of America, Inc.	201,562	3,037,539
	Movado Group, Inc.	171,058	5,812,551
#*	National Vision Holdings, Inc.	133,905	3,901,992
#*	Nautilus, Inc.	166,252	289,278
*	ODP Corp.	296,799	10,773,804
#*	Ollie's Bargain Outlet Holdings, Inc.	15,313	902,701
#*	OneWater Marine, Inc., Class A	3,181	115,279
#	Oxford Industries, Inc.	76,580	7,305,732
	Patrick Industries, Inc.	127,411	7,736,396
	Penske Automotive Group, Inc.	522,178	59,784,159
*	Perdoceo Education Corp.	730,827	10,012,330
*	Playa Hotels & Resorts NV	457,078	3,135,555
*	Potbelly Corp.	60,679	307,643
	PulteGroup, Inc.	237,814	10,373,447
	PVH Corp.	512,431	31,729,727
*	Quotient Technology, Inc.	16,702	46,265
	Qurate Retail, Inc., Class A	2,531,390	6,910,695
#	RCI Hospitality Holdings, Inc.	72,575	4,133,872
#*	Red Robin Gourmet Burgers, Inc.	66,119	577,880
	Rocky Brands, Inc.	59,776	1,965,435
#	Shoe Carnival, Inc.	290,855	6,343,548
#	Signet Jewelers Ltd.	436,904	26,633,668
	Smith & Wesson Brands, Inc.	270,571	3,936,808
	Sonic Automotive, Inc., Class A	281,769	11,792,033
*	Sportsman's Warehouse Holdings, Inc.	426,722	4,207,479
	Standard Motor Products, Inc.	230,151	10,527,107
*	Stoneridge, Inc.	295,704	5,565,149
#	Strategic Education, Inc.	37,265	2,676,745
#*	Strattec Security Corp.	36,347	1,079,506
*	Stride, Inc.	385,713	17,233,657
	Superior Group of Cos., Inc.	118,071	2,179,591
#*	Superior Industries International, Inc.	96,621	447,355
*	Taylor Morrison Home Corp.	1,038,248	29,797,718
*	Tenneco, Inc., Class A	24,465	461,655
*	Terminix Global Holdings, Inc.	28,012	1,252,136
#	Thor Industries, Inc.	135,675	11,441,473
#	Tile Shop Holdings, Inc.	21,493	71,572
	Tilly's, Inc., Class A	239,700	1,814,529
	Toll Brothers, Inc.	1,120,873	55,124,534
#*	Toughbuilt Industries, Inc.	7,200	51,048
*	TravelCenters of America, Inc.	87,013	3,630,182
*	Tri Pointe Homes, Inc.	1,138,041	21,076,519
*	Unifi, Inc.	195,044	2,658,450
*	Universal Electronics, Inc.	133,156	3,695,079
*	Universal Technical Institute, Inc.	250,169	2,011,359
#*	Urban Outfitters, Inc.	944,037	19,333,878
*	Vera Bradley, Inc.	323,080	1,353,705
#*	Vince Holding Corp.	2,071	14,393
*	Vista Outdoor, Inc.	548,652	16,514,425
*	VOXX International Corp.	230,215	2,177,834
	Weyco Group, Inc.	76,783	2,022,464
	Whirlpool Corp.	10,014	1,731,120

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Winnebago Industries, Inc.	311,531	$18,807,126
#	Wolverine World Wide, Inc.	1,151	25,863
*	Zovio, Inc.	100,499	103,514
#*	Zumiez, Inc.	205,156	5,334,056
TOTAL CONSUMER DISCRETIONARY			1,446,269,110
CONSUMER STAPLES — (4.3%)
	Alico, Inc.	77,977	2,841,482
	Andersons, Inc.	354,517	12,822,880
*	AppHarvest, Inc.	17,525	67,296
	B&G Foods, Inc.	31,400	775,894
*	BellRing Brands, Inc.	556,996	13,445,883
*	Bridgford Foods Corp.	1,732	21,996
	Bunge Ltd.	430,418	39,740,494
	Calavo Growers, Inc.	18,497	745,429
	Cal-Maine Foods, Inc.	193,390	9,884,163
#*	Central Garden & Pet Co.	96,568	4,185,257
*	Central Garden & Pet Co., Class A	287,645	11,735,916
#*	Chefs' Warehouse, Inc.	17,881	618,861
#	Coffee Holding Co., Inc.	13,332	35,063
*	Darling Ingredients, Inc.	126,971	8,796,551
*	Duckhorn Portfolio, Inc.	5,415	99,311
	Edgewell Personal Care Co.	494,357	19,665,522
*	Farmer Bros Co.	136,765	694,766
	Fresh Del Monte Produce, Inc.	424,965	12,625,710
#*	Grocery Outlet Holding Corp.	10,080	430,618
*	Hain Celestial Group, Inc.	43,202	982,846
*	Hostess Brands, Inc.	1,194,654	27,023,074
	Ingles Markets, Inc., Class A	151,343	14,447,203
	Ingredion, Inc.	541,700	49,283,866
	J&J Snack Foods Corp.	4,955	671,452
*	Landec Corp.	304,644	3,192,669
#	Lifevantage Corp.	38,932	165,461
#*	Lifeway Foods, Inc.	164,398	881,173
	Limoneira Co.	142,781	1,809,035
#	MGP Ingredients, Inc.	67,569	7,106,907
	Molson Coors Beverage Co., Class B	1,020,932	61,000,687
*	Natural Alternatives International, Inc.	42,878	429,209
	Natural Grocers by Vitamin Cottage, Inc.	230,199	3,816,699
	Natural Health Trends Corp.	3,000	16,170
*	Nature's Sunshine Products, Inc.	35,323	369,125
	Nu Skin Enterprises, Inc., Class A	382,535	16,644,098
	Ocean Bio-Chem, Inc.	26,645	345,586
#	Oil-Dri Corp. of America	56,775	1,711,199
*	Performance Food Group Co.	52,062	2,588,002
*	Pilgrim's Pride Corp.	317,191	9,950,282
*	Post Holdings, Inc.	473,580	41,173,045
	PriceSmart, Inc.	181,924	12,076,115
#*	S&W Seed Co.	5,300	5,116
	Seaboard Corp.	3,594	14,593,940
*	Seneca Foods Corp., Class A	67,033	3,815,518
*»	Seneca Foods Corp., Class B	189	11,232
*	Simply Good Foods Co.	244,744	7,983,549
	SpartanNash Co.	380,869	12,298,260
	Spectrum Brands Holdings, Inc.	118,181	8,218,307
*	Sprouts Farmers Market, Inc.	164,870	4,557,007
#	Tootsie Roll Industries, Inc.	8,790	308,705
*	TreeHouse Foods, Inc.	383,770	16,663,293
*	U.S. Foods Holding Corp.	558,051	17,578,607

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	583,072	$24,786,391
	Universal Corp.	249,455	13,947,029
	Village Super Market, Inc., Class A	107,772	2,432,414
*	Vital Farms, Inc.	9,012	106,342
#	Weis Markets, Inc.	261,756	20,136,889
#*	Whole Earth Brands, Inc.	52,632	283,160
*	Willamette Valley Vineyards, Inc.	4,392	27,362
TOTAL CONSUMER STAPLES			542,670,116
ENERGY — (8.9%)
	Adams Resources & Energy, Inc.	31,994	1,087,796
#*	Alto Ingredients, Inc.	299,389	1,287,373
	Antero Midstream Corp.	595,339	5,989,110
*	Antero Resources Corp.	1,007,888	39,952,680
	Arch Resources, Inc.	98,729	12,749,863
	Archrock, Inc.	1,552,288	13,101,311
*	Ardmore Shipping Corp.	300,228	2,446,858
	Berry Corp.	437,373	3,735,165
#	Brigham Minerals, Inc., Class A	36,769	976,217
*	Bristow Group, Inc.	54,575	1,408,035
*	Callon Petroleum Co.	146,543	6,746,840
#*	Centennial Resource Development, Inc., Class A	1,829,831	12,186,674
	ChampionX Corp.	244,146	5,100,210
#	Chesapeake Energy Corp.	147,099	13,852,313
	Civitas Resources, Inc.	205,421	12,111,622
#*	Clean Energy Fuels Corp.	1,534,308	9,942,316
*	CNX Resources Corp.	2,126,548	36,725,484
#*	Comstock Resources, Inc.	162,664	2,591,238
*	CONSOL Energy, Inc.	293,813	18,016,613
#	Continental Resources, Inc.	422,862	29,130,963
	CVR Energy, Inc.	92,249	3,094,031
	Delek U.S. Holdings, Inc.	745,971	19,887,587
	DHT Holdings, Inc.	1,790,502	11,763,598
*	DMC Global, Inc.	19,437	442,386
	Dorian LPG Ltd.	398,702	6,427,076
*	Dril-Quip, Inc.	281,814	7,228,529
*	DTE Midstream LLC	66,712	3,671,161
#*	Earthstone Energy, Inc., Class A	257,253	3,650,420
	EnLink Midstream LLC	1,980,021	19,404,206
	Epsilon Energy Ltd.	15,423	98,553
#	EQT Corp.	1,036,269	45,626,924
	Equitrans Midstream Corp.	1,238,662	9,723,497
	Evolution Petroleum Corp.	188,715	1,273,826
#*	Expro Group Holdings NV	105,543	1,285,514
*	Exterran Corp.	228,489	939,090
#*	Forum Energy Technologies, Inc.	32,963	652,667
*	Geospace Technologies Corp.	139,534	659,996
#*	Green Plains, Inc.	477,128	17,186,151
*	Gulf Island Fabrication, Inc.	170,872	575,839
#*	Hallador Energy Co.	75,586	505,670
*	Helix Energy Solutions Group, Inc.	1,350,704	5,456,844
	Helmerich & Payne, Inc.	724,385	33,539,026
	HF Sinclair Corp.	1,452,267	69,447,408
*	Independence Contract Drilling, Inc.	29,984	105,844
#	International Seaways, Inc.	322,628	7,630,152
*	Kosmos Energy Ltd.	1,265,901	8,025,812
*	Liberty Energy, Inc., Class A	385,503	5,474,143
*	Mammoth Energy Services, Inc.	27,986	81,719
	Marathon Oil Corp.	2,350,177	58,284,390

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Matador Resources Co.	841,863	$48,642,844
*	Mexco Energy Corp.	1,981	36,847
	Murphy Oil Corp.	1,416,700	49,782,838
*	Nabors Industries Ltd.	52,399	7,466,334
	NACCO Industries, Inc., Class A	53,112	2,087,302
#*	National Energy Services Reunited Corp.	90,500	638,025
*	Natural Gas Services Group, Inc.	133,128	1,337,936
*	Newpark Resources, Inc.	723,469	2,546,611
*	NexTier Oilfield Solutions, Inc.	1,268,826	12,650,195
*	Noble Corp.	14,999	449,970
#	Nordic American Tankers Ltd.	5,874	14,098
	NOV, Inc.	297,456	5,535,656
	Oasis Petroleum, Inc.	82,835	10,622,760
*	Oceaneering International, Inc.	640,526	6,802,386
#*	Oil States International, Inc.	438,671	2,237,222
*	Overseas Shipholding Group, Inc., Class A	649,384	1,519,559
	Patterson-UTI Energy, Inc.	1,809,383	29,945,289
*	PBF Energy, Inc., Class A	1,060,563	35,369,776
	PDC Energy, Inc.	844,689	55,487,620
#*	Peabody Energy Corp.	656,743	13,785,036
#	PHX Minerals, Inc.	140,350	460,348
*	PrimeEnergy Resources Corp.	1,465	120,613
*	ProPetro Holding Corp.	859,203	9,038,816
*	Range Resources Corp.	2,278,521	75,350,689
*	Ranger Energy Services, Inc.	5,055	46,455
#	Ranger Oil Corp., Class A	118,749	4,519,587
*	REX American Resources Corp.	61,926	5,911,456
	Riley Exploration Permian, Inc.	1,275	33,762
#*	RPC, Inc.	967,604	7,895,649
*	SandRidge Energy, Inc.	242,772	4,547,120
#	Scorpio Tankers, Inc.	435,303	16,807,049
#*	SEACOR Marine Holdings, Inc.	168,223	1,244,850
*	Select Energy Services, Inc., Class A	814,247	6,082,425
	SFL Corp. Ltd.	1,114,095	11,107,527
#*	SilverBow Resources, Inc.	110,875	5,010,441
#	Sitio Royalties Corp.	5,727	169,004
	SM Energy Co.	933,660	38,541,485
#*	Smart Sand, Inc.	84,169	203,689
	Solaris Oilfield Infrastructure, Inc., Class A	227,138	2,518,960
*	Talos Energy, Inc.	478,694	9,071,251
*	TechnipFMC PLC	3,133,882	25,353,105
*	Teekay Corp.	38,757	121,697
*	Teekay Tankers Ltd., Class A	262,870	5,486,097
*	Tidewater, Inc.	287,020	6,323,051
#*	Transocean Ltd.	1,649,060	5,573,823
*	U.S. Silica Holdings, Inc.	569,047	7,869,920
#	VAALCO Energy, Inc.	54,596	323,754
	World Fuel Services Corp.	684,857	18,984,236
TOTAL ENERGY			1,126,955,903
FINANCIALS — (25.9%)
	1st Source Corp.	215,114	10,372,797
*	Acacia Research Corp.	109,718	552,979
#	ACNB Corp.	17,403	572,385
	Alerus Financial Corp.	15,272	376,302
*	Alleghany Corp.	34,525	28,913,997
	Allegiance Bancshares, Inc.	163,887	7,217,583
	Amalgamated Financial Corp.	37,182	858,161
	A-Mark Precious Metals, Inc.	39,646	1,201,274

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ambac Financial Group, Inc.	234,406	$2,758,959
#	Amerant Bancorp, Inc.	32,681	892,845
	American Equity Investment Life Holding Co.	963,499	36,189,022
	American National Bankshares, Inc.	80,668	2,927,442
	Ameris Bancorp	566,126	26,772,099
	AmeriServ Financial, Inc.	143,536	565,532
	Ames National Corp.	22,061	489,754
	Argo Group International Holdings Ltd.	343,986	11,279,301
	Arrow Financial Corp.	102,317	3,432,735
*	AssetMark Financial Holdings, Inc.	1,134	21,535
	Associated Banc-Corp.	1,642,205	33,008,320
#	Associated Capital Group, Inc., Class A	13,250	541,925
	Assured Guaranty Ltd.	676,109	39,478,004
	Atlantic American Corp.	864	2,428
	Atlantic Union Bankshares Corp.	686,577	23,748,698
*	Atlanticus Holdings Corp.	46,515	1,797,340
	Auburn National BanCorp, Inc.	692	18,684
	Axis Capital Holdings Ltd.	654,859	33,063,831
*	Axos Financial, Inc.	224,531	9,376,415
	Banc of California, Inc.	531,174	9,300,857
#	BancFirst Corp.	13,371	1,435,912
*	Bancorp, Inc.	329,920	8,116,032
	Bank of Marin Bancorp	139,227	4,555,507
#	Bank of Princeton	956	27,561
	Bank OZK	1,162,675	46,623,267
	Bank7 Corp.	8,411	198,247
	BankFinancial Corp.	149,076	1,420,694
	BankUnited, Inc.	799,354	31,054,903
	Bankwell Financial Group, Inc.	38,471	1,261,079
	Banner Corp.	319,869	19,828,679
	Bar Harbor Bankshares	73,136	2,118,750
#	Baycom Corp.	66,592	1,304,537
	BCB Bancorp, Inc.	142,278	2,740,274
	Berkshire Hills Bancorp, Inc.	461,669	13,005,216
*	Blucora, Inc.	295,335	5,906,700
	Blue Ridge Bankshares, Inc.	16,856	251,829
	BOK Financial Corp.	193,952	17,073,595
	Bread Financial Holdings, Inc.	182,240	7,218,526
#*	Bridgewater Bancshares, Inc.	74,227	1,297,488
*	Brighthouse Financial, Inc.	384,594	16,699,071
	Brookline Bancorp, Inc.	751,696	10,395,956
	Business First Bancshares, Inc.	31,374	736,662
	Byline Bancorp, Inc.	151,438	3,708,717
	C&F Financial Corp.	22,580	1,005,262
	Cadence Bank	999,125	26,077,162
»	California First Leasing Corp.	2,388	41,074
	Cambridge Bancorp	8,745	728,371
	Camden National Corp.	158,125	7,226,312
*	Cannae Holdings, Inc.	390,767	8,249,091
	Capital Bancorp, Inc.	20,944	523,391
	Capital City Bank Group, Inc.	132,155	4,280,500
	Capitol Federal Financial, Inc.	1,393,471	13,363,387
	Capstar Financial Holdings, Inc.	80,885	1,699,394
*	Carter Bankshares, Inc.	58,006	809,184
*	Carver Bancorp, Inc.	6,158	37,379
	Cathay General Bancorp	144,440	6,023,148
#	CBTX, Inc.	83,968	2,598,810
*»	CCUR Holdings, Inc.	14	91,000
	Central Pacific Financial Corp.	154,620	3,661,402

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Central Valley Community Bancorp	78,440	$1,312,301
	Chemung Financial Corp.	9,640	436,403
	Citizens & Northern Corp.	77,744	1,899,286
	Citizens Community Bancorp, Inc.	16,254	210,489
#	Citizens Holding Co.	1,603	27,652
*	Citizens, Inc.	66,655	257,955
	City Holding Co.	19,883	1,725,646
	Civista Bancshares, Inc.	91,853	1,989,536
	CNA Financial Corp.	104,112	4,416,431
	CNB Financial Corp.	139,404	3,596,623
	CNO Financial Group, Inc.	800,147	15,002,756
	Codorus Valley Bancorp, Inc.	37,958	833,937
	Cohen & Co., Inc.	800	7,320
#	Colony Bankcorp, Inc.	7,779	112,951
#	Columbia Banking System, Inc.	761,545	22,975,813
	Comerica, Inc.	297,187	23,112,233
	Community Financial Corp.	9,381	343,345
	Community Trust Bancorp, Inc.	194,597	8,431,888
	Community West Bancshares	5,040	70,056
	ConnectOne Bancorp, Inc.	383,534	10,140,639
*	Consumer Portfolio Services, Inc.	234,198	3,002,418
#	Cowen, Inc., Class A	142,315	4,990,987
*	CrossFirst Bankshares, Inc.	102,070	1,400,400
*	Customers Bancorp, Inc.	350,320	13,378,721
#	CVB Financial Corp.	62,505	1,667,008
#	Dime Community Bancshares, Inc.	414,962	14,141,905
	Donegal Group, Inc., Class A	272,993	3,865,581
	Eagle Bancorp Montana, Inc.	2,674	51,608
	Eagle Bancorp, Inc.	205,055	10,053,847
	Eastern Bankshares, Inc.	116,584	2,378,314
#*	Elevate Credit, Inc.	167,495	385,238
	Employers Holdings, Inc.	292,636	11,620,576
#*	Encore Capital Group, Inc.	255,760	18,524,697
*	Enova International, Inc.	315,320	10,881,693
*	Enstar Group Ltd.	96,224	19,044,654
	Enterprise Bancorp, Inc.	47,590	1,513,362
	Enterprise Financial Services Corp.	146,351	6,882,888
	Equitable Holdings, Inc.	244,888	6,962,166
	Equity Bancshares, Inc., Class A	169,514	5,415,972
#	ESSA Bancorp, Inc.	35,707	630,586
	Essent Group Ltd.	136,647	5,706,379
	Evans Bancorp, Inc.	24,693	897,104
	Everest Re Group Ltd.	150,430	39,314,880
*	EZCORP, Inc., Class A	565,988	4,550,544
#	Farmers & Merchants Bancorp, Inc.	6,395	196,007
	Farmers National Banc Corp.	196,821	2,794,858
	FB Financial Corp.	210,376	9,014,612
	Federal Agricultural Mortgage Corp., Class A	300	31,746
	Federal Agricultural Mortgage Corp., Class C	68,196	7,521,337
	Fidelity D&D Bancorp, Inc.	1,845	75,091
	Financial Institutions, Inc.	170,186	4,511,631
#	First American Financial Corp.	224,569	13,025,002
	First BanCorp	1,829,231	27,603,096
	First BanCorp	274,783	10,408,780
	First Bancorp, Inc.	88,108	2,661,302
	First Bancshares, Inc.	101,434	2,941,586
	First Bank	92,314	1,390,249
	First Busey Corp.	391,631	9,653,704
	First Business Financial Services, Inc.	71,685	2,397,863

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	53,240	$40,285,643
	First Commonwealth Financial Corp.	879,760	13,038,043
	First Community Bankshares, Inc.	184,958	5,933,453
	First Community Corp.	3,070	56,027
	First Financial Bancorp	858,770	19,184,922
	First Financial Corp.	52,817	2,467,610
	First Financial Northwest, Inc.	91,175	1,405,918
	First Foundation, Inc.	349,228	7,270,927
	First Hawaiian, Inc.	360,191	9,181,269
	First Horizon Corp.	3,817,193	85,352,435
	First Internet Bancorp	107,956	3,827,040
	First Interstate BancSystem, Inc., Class A	684,609	27,918,355
	First Merchants Corp.	464,827	19,304,265
	First Mid Bancshares, Inc.	78,228	2,939,026
	First Northwest Bancorp	14,462	241,515
	First of Long Island Corp.	233,212	4,244,458
	First United Corp.	24,102	434,318
#*	First Western Financial, Inc.	16,152	452,094
	Flagstar Bancorp, Inc.	524,051	21,590,901
	Flushing Financial Corp.	320,587	6,921,473
	FNB Corp.	2,612,677	31,247,617
	FS Bancorp, Inc.	65,512	1,968,636
	Fulton Financial Corp.	1,617,471	26,995,591
#*	FVCBankcorp, Inc.	23,997	459,543
*	Genworth Financial, Inc., Class A	1,952,043	8,296,183
	German American Bancorp, Inc.	114,744	4,341,913
	Global Indemnity Group LLC, Class A	96,974	2,589,206
	Globe Life, Inc.	169,805	17,104,458
	Great Southern Bancorp, Inc.	143,699	8,900,716
*	Green Dot Corp., Class A	21,100	592,910
#*	Greenlight Capital Re Ltd., Class A	307,282	2,209,358
	Guaranty Bancshares, Inc.	40,958	1,530,600
*	Hallmark Financial Services, Inc.	138,436	355,781
	Hancock Whitney Corp.	692,130	33,782,865
	Hanmi Financial Corp.	321,205	8,116,850
#	HarborOne Bancorp, Inc.	398,461	5,777,684
	Hawthorn Bancshares, Inc.	760	19,350
	HBT Financial, Inc.	14,921	278,127
	Heartland Financial USA, Inc.	275,244	12,358,456
	Heritage Commerce Corp.	635,472	7,485,860
	Heritage Financial Corp.	378,528	9,849,299
	Heritage Insurance Holdings, Inc.	219,823	569,342
	Hilltop Holdings, Inc.	498,481	14,381,177
	Hingham Institution For Savings	250	72,502
	HMN Financial, Inc.	4,634	105,238
	Home Bancorp, Inc.	48,668	1,833,324
	HomeStreet, Inc.	197,415	7,361,605
	HomeTrust Bancshares, Inc.	52,143	1,258,732
	Hope Bancorp, Inc.	1,247,997	18,769,875
	Horace Mann Educators Corp.	435,299	14,908,991
	Horizon Bancorp, Inc.	421,594	8,039,798
	Independent Bank Corp.	237,111	19,869,902
	Independent Bank Corp.	164,212	3,445,168
#	Independent Bank Group, Inc.	410,161	29,006,586
	International Bancshares Corp.	587,824	25,781,961
	Invesco Ltd.	3,566,791	63,274,872
	Investar Holding Corp.	23,836	523,200
	Investors Title Co.	12,573	1,873,377
#	Jackson Financial, Inc., Class A	57,080	1,570,271

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	James River Group Holdings Ltd.	82,624	$1,963,146
#	Janus Henderson Group PLC	740,846	19,091,601
	Jefferies Financial Group, Inc.	937,717	30,541,443
	Kearny Financial Corp.	748,627	8,766,422
	Kemper Corp.	302,448	14,154,566
	Kentucky First Federal Bancorp	315	2,425
	Kingstone Cos., Inc.	89,841	320,732
	Lake Shore Bancorp, Inc.	406	5,664
	Lakeland Bancorp, Inc.	516,813	8,227,663
	Landmark Bancorp, Inc.	1,573	39,058
	LCNB Corp.	30,616	474,548
*	LendingClub Corp.	83,528	1,156,863
	Lincoln National Corp.	783,930	40,246,966
	Luther Burbank Corp.	83,257	1,098,160
	M&T Bank Corp.	374,898	66,525,650
	Macatawa Bank Corp.	369,470	3,436,071
#*	Maiden Holdings Ltd.	924,599	1,904,674
	MainStreet Bancshares, Inc.	1,059	25,045
*	Malvern Bancorp, Inc.	1,318	20,824
#	Manning & Napier, Inc.	185,135	2,353,066
*	MBIA, Inc.	484,531	6,095,400
	Mercantile Bank Corp.	175,622	6,224,044
	Merchants Bancorp	45,027	1,191,414
	Mercury General Corp.	73,411	3,078,123
	Meridian Corp.	2,196	62,740
	Meta Financial Group, Inc.	252,381	8,510,287
	Metrocity Bankshares, Inc.	3,786	78,408
*	Metropolitan Bank Holding Corp.	55,150	3,826,307
	MGIC Investment Corp.	1,049,487	14,839,746
	Mid Penn Bancorp, Inc.	19,305	553,667
	Midland States Bancorp, Inc.	206,448	5,408,938
	MidWestOne Financial Group, Inc.	79,342	2,476,264
*	Mr Cooper Group, Inc.	464,321	20,917,661
	MVB Financial Corp.	21,872	710,840
	National Bank Holdings Corp., Class A	250,816	10,438,962
	National Bankshares, Inc.	16,128	510,451
	National Western Life Group, Inc., Class A	28,440	5,744,880
	Navient Corp.	1,574,200	25,927,074
	NBT Bancorp, Inc.	336,427	13,638,751
	Nelnet, Inc., Class A	274,381	26,090,889
#	New York Community Bancorp, Inc.	3,696,866	39,260,717
*	NI Holdings, Inc.	27,630	410,029
*	Nicholas Financial, Inc.	44,982	442,623
*	Nicolet Bankshares, Inc.	54,519	4,360,430
*	NMI Holdings, Inc., Class A	651,835	12,345,755
#	Northeast Bank	74,499	2,965,060
	Northeast Community Bancorp, Inc.	13,268	165,850
	Northfield Bancorp, Inc.	515,519	7,588,440
	Northrim BanCorp, Inc.	60,074	2,502,082
	Northwest Bancshares, Inc.	1,237,178	17,790,620
	Norwood Financial Corp.	3,763	97,800
	OceanFirst Financial Corp.	469,959	9,662,357
*	Ocwen Financial Corp.	43,409	1,488,929
	OFG Bancorp	505,838	13,895,370
	Ohio Valley Banc Corp.	10,660	301,891
	Old National Bancorp	2,488,758	43,329,277
	Old Republic International Corp.	1,855,977	43,188,585
	Old Second Bancorp, Inc.	287,908	4,045,107
	OP Bancorp	39,896	450,825

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Oportun Financial Corp.	11,756	$107,920
	Oppenheimer Holdings, Inc., Class A	65,321	2,194,132
	Origin Bancorp, Inc.	15,983	688,388
	Orrstown Financial Services, Inc.	45,139	1,170,003
#*	Oscar Health, Inc., Class A	11,448	61,819
*	Oxbridge Re Holdings Ltd.	4,468	15,281
	Pacific Premier Bancorp, Inc.	813,456	27,364,660
	PacWest Bancorp	729,296	20,442,167
#	Park National Corp.	9,010	1,167,336
	Parke Bancorp, Inc.	37,284	818,384
#	PCB Bancorp	14,012	270,011
	PCSB Financial Corp.	72,256	1,408,269
	Peapack-Gladstone Financial Corp.	194,295	6,345,675
	Penns Woods Bancorp, Inc.	35,298	783,969
	PennyMac Financial Services, Inc.	258,346	14,154,777
	Peoples Bancorp of North Carolina, Inc.	10,339	278,636
	Peoples Bancorp, Inc.	295,959	9,151,052
#	Peoples Financial Services Corp.	13,516	719,592
	Pinnacle Financial Partners, Inc.	272,680	21,568,988
	Plumas Bancorp	3,026	94,109
#*	Ponce Financial Group, Inc.	1,336	12,492
	Popular, Inc.	811,524	63,031,069
*	PRA Group, Inc.	324,046	12,909,993
	Preferred Bank	60,257	4,380,684
	Premier Financial Corp.	361,830	10,304,918
	Primis Financial Corp.	153,469	2,079,505
	ProAssurance Corp.	344,136	7,615,730
#*	Professional Holding Corp., Class A	21,537	483,506
	Prosperity Bancshares, Inc.	303,047	22,452,752
	Provident Bancorp, Inc.	21,487	325,313
#	Provident Financial Holdings, Inc.	49,350	718,042
	Provident Financial Services, Inc.	747,410	18,206,908
	QCR Holdings, Inc.	148,049	8,777,825
	Radian Group, Inc.	758,065	16,957,914
	Randolph Bancorp, Inc.	551	14,624
	RBB Bancorp	77,532	1,768,505
	Red River Bancshares, Inc.	498	27,315
	Regional Management Corp.	116,093	4,759,813
	Reinsurance Group of America, Inc.	358,439	41,500,067
	RenaissanceRe Holdings Ltd.	22,211	2,872,104
	Renasant Corp.	535,424	17,883,162
	Republic Bancorp, Inc., Class A	76,814	3,444,340
#*	Republic First Bancorp, Inc.	390,748	1,414,508
	Richmond Mutual BanCorp, Inc.	3,315	46,078
	Riverview Bancorp, Inc.	227,550	1,674,768
	S&T Bancorp, Inc.	295,694	9,148,772
	Safety Insurance Group, Inc.	121,191	10,489,081
	Sandy Spring Bancorp, Inc.	369,033	15,241,063
	Seacoast Banking Corp. of Florida	269,359	9,637,665
*	Security National Financial Corp., Class A	48,941	380,272
	Shore Bancshares, Inc.	77,587	1,520,705
	Sierra Bancorp	169,242	3,799,483
	Simmons First National Corp., Class A	850,143	20,190,896
*	SiriusPoint Ltd.	637,623	2,792,789
	SmartFinancial, Inc.	58,963	1,547,779
	South Plains Financial, Inc.	16,264	429,695
	South State Corp.	426,434	36,148,810
*	Southern First Bancshares, Inc.	48,319	2,162,275
	Southern Missouri Bancorp, Inc.	44,285	2,388,733

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southside Bancshares, Inc.	180,221	$7,198,027
#*	Sterling Bancorp, Inc.	103,223	646,176
	Stewart Information Services Corp.	262,664	14,354,588
	Stifel Financial Corp.	148,118	8,858,938
*	StoneX Group, Inc.	147,714	12,870,321
	Summit Financial Group, Inc.	55,661	1,698,217
	Summit State Bank	3,741	57,424
	Synovus Financial Corp.	51,006	2,059,622
	Territorial Bancorp, Inc.	83,313	1,866,211
*	Texas Capital Bancshares, Inc.	491,267	28,798,072
	Timberland Bancorp, Inc.	83,966	2,153,728
	Tiptree, Inc.	363,622	4,039,840
#	Tompkins Financial Corp.	10,628	819,950
	Towne Bank	553,573	16,535,225
*	Trean Insurance Group, Inc.	7,655	39,500
	TriCo Bancshares	201,202	9,617,456
	TrustCo Bank Corp. NY	213,223	7,155,764
	Trustmark Corp.	609,880	19,802,804
	UMB Financial Corp.	2,525	228,512
	Umpqua Holdings Corp.	1,373,682	24,190,540
	United Bancshares, Inc.	7,312	169,638
	United Bankshares, Inc.	1,020,188	39,522,083
	United Community Banks, Inc.	598,879	20,379,852
	United Fire Group, Inc.	253,861	8,334,257
	United Insurance Holdings Corp.	343,046	380,781
	United Security Bancshares	118,634	872,553
	Unity Bancorp, Inc.	64,378	1,803,872
	Universal Insurance Holdings, Inc.	317,765	4,019,727
	Univest Financial Corp.	318,847	7,952,044
	Unum Group	1,489,442	47,945,138
	Valley National Bancorp	3,404,855	39,802,755
	Veritex Holdings, Inc.	155,040	4,796,938
	Virtus Investment Partners, Inc.	461	95,114
#	Voya Financial, Inc.	911,052	54,808,888
	Washington Federal, Inc.	696,484	23,770,999
	Washington Trust Bancorp, Inc.	93,564	5,134,792
	Waterstone Financial, Inc.	264,551	4,933,876
	Webster Financial Corp.	600,933	27,913,338
	WesBanco, Inc.	585,448	19,975,486
	West BanCorp, Inc.	92,711	2,411,413
	Western New England Bancorp, Inc.	241,367	2,124,030
	Westwood Holdings Group, Inc.	37,567	487,244
	White Mountains Insurance Group Ltd.	24,024	29,776,066
	Wintrust Financial Corp.	429,081	36,918,129
	WSFS Financial Corp.	626,513	29,897,200
	WVS Financial Corp.	111	1,621
	Zions Bancorp NA	1,053,099	57,446,550
TOTAL FINANCIALS			3,270,455,141
HEALTH CARE — (5.2%)
*	Acadia Healthcare Co., Inc.	731,391	60,639,628
»††	Achillion Pharmaceuticals, Inc.	1,609,952	2,334,430
*	Addus HomeCare Corp.	95,258	8,840,895
*	Adicet Bio, Inc.	12,541	211,818
*	Aeglea BioTherapeutics, Inc.	3,212	1,334
#*	Agiliti, Inc.	3,292	72,062
*	Agios Pharmaceuticals, Inc.	385,204	8,308,850
*	AIkido Pharma, Inc.	5,968	34,734
#*	Akouos, Inc.	1,882	6,079

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Aldeyra Therapeutics, Inc.	73,493	$370,405
*	AlerisLife, Inc.	111,915	128,702
#*	Allogene Therapeutics, Inc.	46,462	603,077
#*	Allscripts Healthcare Solutions, Inc.	1,293,786	20,467,695
*	Altimmune, Inc.	12,323	147,999
*	American Shared Hospital Services	12,364	29,057
*	American Well Corp., Class A	56,420	220,038
*	Amneal Pharmaceuticals, Inc.	32,537	115,181
*	Amphastar Pharmaceuticals, Inc.	186,777	6,983,592
#*	AnaptysBio, Inc.	182,566	3,822,932
#*	AngioDynamics, Inc.	419,473	9,517,842
#*	ANI Pharmaceuticals, Inc.	95,406	3,267,656
*	Anika Therapeutics, Inc.	153,775	3,592,184
#*	AquaBounty Technologies, Inc.	36,283	53,699
#*	Arcus Biosciences, Inc.	6,730	178,951
*	Artivion, Inc.	117,485	2,302,706
#*	Athira Pharma, Inc.	10,822	37,661
*	aTyr Pharma, Inc.	15,283	53,643
*	Avanos Medical, Inc.	438,944	12,452,841
#*	Aveanna Healthcare Holdings, Inc.	5,333	11,306
#*	Avidity Biosciences, Inc.	12,138	197,728
#*	Avinger, Inc.	3,714	5,311
#*	Bioventus, Inc., Class A	1,734	14,722
#*	Bioxcel Therapeutics, Inc.	9,695	149,691
#*	Bluebird Bio, Inc.	152,770	618,719
#*	Bolt Biotherapeutics, Inc.	4,113	8,925
*	Brookdale Senior Living, Inc.	2,028,473	9,777,240
#*	Cara Therapeutics, Inc.	140,356	1,226,711
*	Castle Biosciences, Inc.	1,739	48,622
*	Catalyst Pharmaceuticals, Inc.	121,886	1,248,113
#*	Celsion Corp.	1,281	2,780
*	Chinook Therapeutics, Inc.	9,895	183,156
#*	Collegium Pharmaceutical, Inc.	44,613	766,897
*	Community Health Systems, Inc.	159,009	473,847
*	Computer Programs & Systems, Inc.	83,069	2,804,409
*	Concert Pharmaceuticals, Inc.	95,474	534,654
*	Corvus Pharmaceuticals, Inc.	10,134	8,918
*	Covetrus, Inc.	546,757	11,356,143
*	Cross Country Healthcare, Inc.	361,515	9,529,535
*	Cumberland Pharmaceuticals, Inc.	161,297	362,918
*	Cymabay Therapeutics, Inc.	70,411	220,386
*	DarioHealth Corp.	11,619	70,992
	DENTSPLY SIRONA, Inc.	173,993	6,291,587
*	DiaMedica Therapeutics, Inc.	3,300	5,445
*	Diffusion Pharmaceuticals, Inc.	1,400	8,988
*	Dyne Therapeutics, Inc.	8,707	91,336
#*	Eagle Pharmaceuticals, Inc.	26,883	1,067,255
*	Elanco Animal Health, Inc.	1,124,430	22,780,952
*	Electromed, Inc.	51,048	460,453
*	Emergent BioSolutions, Inc.	284,582	9,857,921
*	Enovis Corp.	350,178	20,912,630
#*	Envista Holdings Corp.	944,968	38,412,949
#*	Enzo Biochem, Inc.	230,739	546,851
*	Evolent Health, Inc., Class A	47,510	1,614,865
*	Exagen, Inc.	151	1,116
#*	EyePoint Pharmaceuticals, Inc.	6,902	63,015
*	FONAR Corp.	63,223	916,734
#*	Fulcrum Therapeutics, Inc.	11,454	67,350
#*	Fulgent Genetics, Inc.	88,007	5,258,418

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Generation Bio Co.	41,120	$262,346
#*	Gritstone bio, Inc.	22,554	57,287
*	Harvard Bioscience, Inc.	378,308	1,422,438
*	HealthStream, Inc.	290,140	6,980,768
*	Heat Biologics, Inc.	3,325	7,714
#*	Heska Corp.	21,198	1,939,405
*	Homology Medicines, Inc.	43,136	92,742
#*	Ideaya Biosciences, Inc.	39,995	596,725
#*	Immunic, Inc.	2,843	10,064
#*	Immunovant, Inc.	140,311	578,081
#*	Innoviva, Inc.	80,411	1,153,094
*	Inogen, Inc.	166,148	4,622,237
*	Integer Holdings Corp.	245,530	17,160,092
*	Invacare Corp.	89,377	100,996
*	Jazz Pharmaceuticals PLC	144,674	22,577,824
#*	Jounce Therapeutics, Inc.	171,762	527,309
#*	KalVista Pharmaceuticals, Inc.	50,536	624,120
#*	KemPharm, Inc.	5,596	31,338
*	Kewaunee Scientific Corp.	13,861	255,874
#*	Kinnate Biopharma, Inc.	5,659	60,551
#*	Kura Oncology, Inc.	82,870	1,268,740
#*	LENSAR, Inc.	116,724	734,194
*	LHC Group, Inc.	175	28,536
*	LifeStance Health Group, Inc.	26,581	158,423
*	Ligand Pharmaceuticals, Inc.	24,545	2,258,876
*	LivaNova PLC	5,485	349,230
*	LogicMark, Inc.	4,749	5,651
#*	Lumos Pharma, Inc.	4,529	37,500
*	Lyell Immunopharma, Inc.	7,877	43,875
*	MEDNAX, Inc.	590,218	13,374,340
*	Meridian Bioscience, Inc.	257,413	8,149,696
*	Merit Medical Systems, Inc.	118,472	6,809,771
#	Mesa Laboratories, Inc.	4,859	1,036,182
*	ModivCare, Inc.	2,226	222,155
*	Myriad Genetics, Inc.	380,803	10,045,583
	National HealthCare Corp.	85,972	6,106,591
#*	Neogen Corp.	12,366	286,026
*	Neuronetics, Inc.	2,864	11,943
*	NextCure, Inc.	72,723	312,709
*	NextGen Healthcare, Inc.	223,610	3,828,203
*	NuVasive, Inc.	5,546	291,276
*	Nuvation Bio, Inc.	31,348	86,521
#*	Olema Pharmaceuticals, Inc.	4,258	21,375
*	Opiant Pharmaceuticals, Inc.	29,858	306,642
#*	OPKO Health, Inc.	653,305	1,541,800
#*	OraSure Technologies, Inc.	574,139	1,756,865
#*	Organogenesis Holdings, Inc.	100,891	579,114
#*	Orthofix Medical, Inc.	142,656	3,659,126
#*	Otonomy, Inc.	197,780	282,825
#	Owens & Minor, Inc.	523,242	18,527,999
#	Patterson Cos., Inc.	634,148	19,696,637
#*»††	PDL BioPharma, Inc.	1,058,582	2,572,354
*	Pennant Group, Inc.	2,127	28,374
	Perrigo Co. PLC	1,025,837	42,951,795
#*	Personalis, Inc.	29,742	109,748
#*	PetIQ, Inc.	179,803	2,948,769
	Phibro Animal Health Corp., Class A	72,444	1,417,729
#*	Poseida Therapeutics, Inc.	2,940	7,321
	Premier, Inc., Class A	406,075	15,617,645

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	424,743	$25,616,250
#	ProPhase Labs, Inc.	5,273	54,523
*	Prothena Corp. PLC	202,618	6,293,315
*	REGENXBIO, Inc.	81,035	2,542,068
*	Regulus Therapeutics, Inc.	10,024	16,139
#*	Replimune Group, Inc.	14,534	280,216
*	Retractable Technologies, Inc.	5,818	27,577
#*	Rhythm Pharmaceuticals, Inc.	20,241	255,037
*	Sage Therapeutics, Inc.	201,833	6,945,074
*	Satsuma Pharmaceuticals, Inc.	1,387	6,283
*	SeaSpine Holdings Corp.	96,116	570,929
#*	Seer, Inc.	2,386	21,474
#	Select Medical Holdings Corp.	750,894	22,241,480
*	Sharps Compliance Corp.	63,567	548,583
*	Silverback Therapeutics, Inc.	22,133	114,206
*	Supernus Pharmaceuticals, Inc.	302,468	9,603,359
*	Surface Oncology, Inc.	64,906	110,989
#*	Surgery Partners, Inc.	95,888	3,776,069
*	Sutro Biopharma, Inc.	6,799	39,774
*	Synlogic, Inc.	201,426	196,612
*	Tactile Systems Technology, Inc.	400	3,100
*	Taro Pharmaceutical Industries Ltd.	40,717	1,453,190
*	Tarsus Pharmaceuticals, Inc.	1,884	28,298
*	TCR2 Therapeutics, Inc.	9,992	31,775
»††	Tetraphase Pharmaceuticals, Inc.	1,600	192
*	Turning Point Therapeutics, Inc.	22,495	1,686,675
*	UFP Technologies, Inc.	36,422	2,932,699
*	United Therapeutics Corp.	3,963	915,730
	Universal Health Services, Inc., Class B	335,768	37,763,827
	Utah Medical Products, Inc.	5,952	543,656
*	Vanda Pharmaceuticals, Inc.	595,724	6,421,905
#*	Varex Imaging Corp.	400,832	8,934,545
*	Viking Therapeutics, Inc.	193,035	581,035
*	XBiotech, Inc.	20,308	104,992
*	Xencor, Inc.	34,600	992,674
*	XOMA Corp.	285	6,698
#*	Zimvie, Inc.	1,161	22,547
TOTAL HEALTH CARE			660,991,918
INDUSTRIALS — (17.8%)
*	AAR Corp.	393,122	17,505,723
	ABM Industries, Inc.	590,493	26,477,706
	ACCO Brands Corp.	1,072,553	7,690,205
	Acme United Corp.	37,521	1,080,605
	AGCO Corp.	400,470	43,619,192
	Air Lease Corp.	991,120	36,780,463
*	Air Transport Services Group, Inc.	441,338	13,831,533
	Alamo Group, Inc.	101,804	13,174,456
*	Alaska Air Group, Inc.	212,061	9,400,664
	Albany International Corp., Class A	82,231	7,505,223
*	Allegiant Travel Co.	6,835	788,144
	Allied Motion Technologies, Inc.	40,108	1,080,510
*	Alta Equipment Group, Inc.	5,887	66,170
	Altra Industrial Motion Corp.	194,117	8,100,502
	AMERCO	98,894	53,113,990
*	American Superconductor Corp.	38,041	233,572
*	American Woodmark Corp.	138,037	6,932,218
*	API Group Corp.	109,053	1,931,329
	Apogee Enterprises, Inc.	225,026	9,363,332

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	8,052	$809,951
	ARC Document Solutions, Inc.	42,266	118,767
	ArcBest Corp.	237,321	21,026,641
	Arcosa, Inc.	435,203	22,439,067
	Argan, Inc.	149,735	5,564,153
*	ASGN, Inc.	45,337	4,704,167
	Astec Industries, Inc.	249,750	12,270,217
*	Astronics Corp.	249,308	2,797,236
*	Astronics Corp., Class B	5,303	57,007
#*	Atlas Air Worldwide Holdings, Inc.	297,203	22,501,239
*	Avalon Holdings Corp., Class A	11,325	28,766
*	AZEK Co., Inc.	27,710	573,043
	AZZ, Inc.	139,456	5,932,458
	Barnes Group, Inc.	440,985	14,914,113
	Barrett Business Services, Inc.	15,551	1,268,806
*	Beacon Roofing Supply, Inc.	562,607	33,767,672
	BGSF, Inc.	64,335	836,998
#*	BlueLinx Holdings, Inc.	45,899	3,671,920
	Boise Cascade Co.	359,406	25,413,598
	Brady Corp., Class A	72,157	3,452,712
*	BrightView Holdings, Inc.	158,094	2,077,355
#*	Broadwind, Inc.	28,680	60,802
*	Builders FirstSource, Inc.	683,763	46,495,884
*	CACI International, Inc., Class A	65,371	19,761,000
*	CBIZ, Inc.	438,456	20,002,363
*	CECO Environmental Corp.	386,983	2,999,118
	Chicago Rivet & Machine Co.	2,571	71,988
#*	CIRCOR International, Inc.	140,847	2,452,146
*	Civeo Corp.	69,616	2,065,507
#*	Clarivate PLC	417,560	6,050,444
*	Clean Harbors, Inc.	286,005	27,911,228
	Columbus McKinnon Corp.	247,433	8,190,032
	Comfort Systems USA, Inc.	22,748	2,403,554
*	Commercial Vehicle Group, Inc.	206,876	1,592,945
	CompX International, Inc.	10,942	248,931
#*	Concrete Pumping Holdings, Inc.	92,074	601,243
*	Construction Partners, Inc., Class A	8,579	204,009
#*	Copa Holdings SA, Class A	43,011	2,891,199
	Costamare, Inc.	959,507	11,255,017
	Covenant Logistics Group, Inc.	139,753	4,677,533
*	CPI Aerostructures, Inc.	34,845	41,117
	CRA International, Inc.	65,096	6,445,155
	Curtiss-Wright Corp.	4,751	681,483
	Deluxe Corp.	96,756	2,432,446
*	DLH Holdings Corp.	2,730	48,458
*	Ducommun, Inc.	127,202	6,021,743
*	DXP Enterprises, Inc.	203,781	6,928,554
*	Dycom Industries, Inc.	242,227	24,988,137
#	Eagle Bulk Shipping, Inc.	116,797	6,182,065
	Eastern Co.	42,913	884,008
	EMCOR Group, Inc.	100,738	11,722,881
	Encore Wire Corp.	198,744	27,520,082
	Enerpac Tool Group Corp.	51,276	1,040,903
	EnerSys	169,284	11,157,508
#	Eneti, Inc.	92,023	590,788
#	Ennis, Inc.	275,678	6,023,564
	EnPro Industries, Inc.	120,355	11,250,785
	Esab Corp.	350,178	14,434,337
	ESCO Technologies, Inc.	223,143	17,304,740

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Espey Manufacturing & Electronics Corp.	8,752	$117,802
	Federal Signal Corp.	495,967	20,592,550
#*	Fluor Corp.	568,636	14,449,041
*	FTI Consulting, Inc.	8,978	1,468,442
*	Gates Industrial Corp. PLC	471,925	5,804,677
#	GATX Corp.	335,709	33,654,827
	Genco Shipping & Trading Ltd.	443,872	8,557,852
*	Gencor Industries, Inc.	88,546	877,491
*	Gibraltar Industries, Inc.	284,430	13,308,480
*	GMS, Inc.	344,875	18,302,516
#	Gorman-Rupp Co.	277,388	8,515,812
#	Graham Corp.	74,128	530,015
	Granite Construction, Inc.	493,946	14,768,985
*	Great Lakes Dredge & Dock Corp.	616,379	7,969,780
#	Greenbrier Cos., Inc.	343,892	10,942,643
	Griffon Corp.	390,762	11,726,768
*	Harsco Corp.	476,293	2,290,969
#*	Hawaiian Holdings, Inc.	600,708	8,986,592
#*	Hayward Holdings, Inc.	82,815	966,451
	Healthcare Services Group, Inc.	22,983	329,576
	Heartland Express, Inc.	620,594	9,855,033
	Heidrick & Struggles International, Inc.	190,749	5,939,924
	Helios Technologies, Inc.	74,808	5,148,287
#	Herc Holdings, Inc.	97,054	12,036,637
*	Heritage-Crystal Clean, Inc.	96,976	3,254,515
#*	Hill International, Inc.	180,460	314,000
	Hillenbrand, Inc.	153,679	7,099,970
	HNI Corp.	49,405	1,744,985
*	Hub Group, Inc., Class A	305,591	23,347,152
*	Hudson Global, Inc.	12,048	339,633
*	Hudson Technologies, Inc.	114,327	1,018,654
	Hurco Cos., Inc.	60,170	1,524,106
*	Huron Consulting Group, Inc.	244,375	16,397,562
	Hyster-Yale Materials Handling, Inc.	144,875	5,011,226
	ICF International, Inc.	145,185	13,698,205
*	IES Holdings, Inc.	35,195	1,161,435
	Insteel Industries, Inc.	174,970	5,476,561
	Interface, Inc.	279,257	4,046,434
*	JELD-WEN Holding, Inc.	561,922	9,990,973
*	JetBlue Airways Corp.	2,140,374	18,021,949
	Kadant, Inc.	15,753	3,211,249
	Kaman Corp.	288,467	8,879,014
*	KAR Auction Services, Inc.	360,020	6,156,342
	Kelly Services, Inc., Class A	377,656	8,187,582
	Kennametal, Inc.	741,802	19,917,384
	Kimball International, Inc., Class B	329,679	2,700,071
*	Kirby Corp.	359,693	22,818,924
	Knight-Swift Transportation Holdings, Inc.	1,297,827	71,315,594
	Korn Ferry	464,824	30,450,620
*	Kratos Defense & Security Solutions, Inc.	83,608	1,203,119
*	Lawson Products, Inc.	42,788	2,122,285
*	LB Foster Co., Class A	108,096	1,580,364
*	Limbach Holdings, Inc.	97,960	524,086
*	LS Starrett Co., Class A	3,180	22,228
	LSI Industries, Inc.	245,623	1,486,019
	Luxfer Holdings PLC	7,953	129,952
*	Manitex International, Inc.	53,843	336,519
*	Manitowoc Co., Inc.	372,360	4,256,075
	ManpowerGroup, Inc.	80,048	6,276,564

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManTech International Corp., Class A	224,961	$21,555,763
	Marten Transport Ltd.	556,139	11,990,357
*	Masonite International Corp.	98,346	8,952,436
*	MasTec, Inc.	486,113	38,368,899
*	Mastech Digital, Inc.	9,609	142,405
*	Matrix Service Co.	270,442	1,498,249
	Matson, Inc.	377,049	34,564,082
	Matthews International Corp., Class A	315,875	8,828,706
#	Maxar Technologies, Inc.	406,810	11,179,139
*	Mayville Engineering Co., Inc.	38,515	274,997
	McGrath RentCorp	201,289	16,980,740
	MDU Resources Group, Inc.	837,895	23,938,660
*	Mercury Systems, Inc.	31,226	1,842,646
*	Mesa Air Group, Inc.	152,805	345,339
	Miller Industries, Inc.	126,017	3,028,189
#	MillerKnoll, Inc.	110,207	3,318,333
*	Mistras Group, Inc.	238,148	1,469,373
	Moog, Inc., Class A	227,022	19,442,164
*	MRC Global, Inc.	591,150	6,869,163
	Mueller Industries, Inc.	311,050	20,942,996
	Mueller Water Products, Inc., Class A	350,711	4,566,257
*	MYR Group, Inc.	156,877	14,939,397
	National Presto Industries, Inc.	75,623	5,384,358
	Nielsen Holdings PLC	1,092,240	26,159,148
#	NL Industries, Inc.	79,883	745,308
*	NN, Inc.	352,719	1,022,885
#*	Northwest Pipe Co.	109,793	3,442,011
*	NOW, Inc.	1,111,444	12,292,571
*	NV5 Global, Inc.	57,945	7,857,342
	nVent Electric PLC	306,635	10,827,282
#*	Orion Energy Systems, Inc.	89,694	190,151
*	Orion Group Holdings, Inc.	320,000	857,600
	Oshkosh Corp.	157,881	13,593,554
	Owens Corning	140,601	13,039,337
*	P&F Industries, Inc., Class A	1,458	8,019
*	PAM Transportation Services, Inc.	114,964	4,113,412
	Pangaea Logistics Solutions Ltd.	96,374	489,580
#	Park Aerospace Corp.	198,178	2,417,772
	Park-Ohio Holdings Corp.	115,711	2,053,870
*	Parsons Corp.	83,851	3,624,879
	Patriot Transportation Holding, Inc.	5,926	44,564
*	Performant Financial Corp.	5,582	14,457
*	Perma-Fix Environmental Services, Inc.	15,435	81,342
*	Perma-Pipe International Holdings, Inc.	30,152	279,208
*	PGT Innovations, Inc.	299,305	6,554,779
#	Pineapple Energy, Inc.	16,503	45,383
#	Powell Industries, Inc.	130,217	3,119,999
	Preformed Line Products Co.	44,609	2,667,618
	Primoris Services Corp.	582,216	13,600,566
*	Proto Labs, Inc.	116,218	5,681,898
*	Quad/Graphics, Inc.	376,608	1,197,613
	Quanex Building Products Corp.	366,537	9,020,476
*	Quest Resource Holding Corp.	3,236	13,591
*	Radiant Logistics, Inc.	466,066	3,378,979
*	RCM Technologies, Inc.	69,282	1,234,605
	Regal Rexnord Corp.	255,671	34,336,615
*	Resideo Technologies, Inc.	589,103	13,260,709
	Resources Connection, Inc.	360,063	7,726,952
#	REV Group, Inc.	388,030	4,516,669

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class A	317,851	$15,317,240
	Rush Enterprises, Inc., Class B	50,784	2,755,032
	Ryder System, Inc.	391,993	30,700,892
	Schneider National, Inc., Class B	384,574	9,741,259
	Sensata Technologies Holding PLC	350,266	15,576,329
*	SIFCO Industries, Inc.	17,808	56,987
*	SkyWest, Inc.	538,884	13,014,049
	Snap-on, Inc.	103,527	23,195,224
*	SP Plus Corp.	50,532	1,731,226
*	Spirit Airlines, Inc.	856,924	21,226,007
*	SPX Corp.	2,378	140,611
	Standex International Corp.	30,900	2,999,772
	Steelcase, Inc., Class A	975,639	10,858,862
*	Sterling Construction Co., Inc.	235,350	6,050,848
	Tennant Co.	8,381	561,778
	Terex Corp.	534,528	17,912,033
	Textainer Group Holdings Ltd.	485,953	16,507,823
*	Thermon Group Holdings, Inc.	369,738	5,756,821
	Timken Co.	329,545	21,545,652
*	Titan International, Inc.	913,866	15,316,394
*	Titan Machinery, Inc.	242,417	6,819,190
	Trinity Industries, Inc.	878,650	22,800,967
	Triton International Ltd.	679,994	43,574,016
*	TrueBlue, Inc.	374,599	8,106,322
*	Tutor Perini Corp.	540,911	4,911,472
*	Twin Disc, Inc.	81,408	719,647
#*	U.S. Xpress Enterprises, Inc., Class A	91,628	321,614
	UFP Industries, Inc.	438,505	40,434,546
*	Ultralife Corp.	140,356	628,795
	UniFirst Corp.	77,093	15,101,748
*	Univar Solutions, Inc.	406,858	11,001,440
	Universal Logistics Holdings, Inc.	71,024	2,134,271
*	USA Truck, Inc.	103,694	3,233,179
*	Vectrus, Inc.	134,233	4,461,905
*	Veritiv Corp.	164,898	20,450,650
*	Viad Corp.	48,326	1,631,969
*	Virco Mfg. Corp.	19,199	80,636
	VSE Corp.	114,844	4,817,706
	Wabash National Corp.	516,936	9,335,864
#	Werner Enterprises, Inc.	512,007	22,507,828
*	WESCO International, Inc.	338,721	43,302,093
*	Westwater Resources, Inc.	11,272	13,865
#*	Willdan Group, Inc.	27,893	758,969
#*	Willis Lease Finance Corp.	23,292	909,087
TOTAL INDUSTRIALS			2,248,653,631
INFORMATION TECHNOLOGY — (9.0%)
#*	3D Systems Corp.	58,884	673,633
*	ACI Worldwide, Inc.	36,742	1,048,249
*»††	Actua Corp.	92,463	0
#	ADTRAN Holdings, Inc.	480,547	11,576,377
*	Aeva Technologies, Inc.	9,303	32,840
*	Airgain, Inc.	21,050	173,873
*	Alithya Group, Inc., Class A	62,439	142,985
*	Alpha & Omega Semiconductor Ltd.	285,375	11,988,604
	Amkor Technology, Inc.	2,230,717	44,993,562
*	Amtech Systems, Inc.	146,424	1,145,036
#*	Applied Optoelectronics, Inc.	84,800	145,856
*	Arrow Electronics, Inc.	708,028	90,747,949

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AstroNova, Inc.	68,268	$815,803
*	Asure Software, Inc.	99,428	566,740
#*	Avaya Holdings Corp.	42,872	38,525
*	Aviat Networks, Inc.	45,784	1,345,134
	Avnet, Inc.	871,520	41,719,662
*	Aware, Inc.	214,128	438,962
*	Axcelis Technologies, Inc.	281,357	19,787,838
*	AXT, Inc.	470,743	4,128,416
#	Bel Fuse, Inc., Class A	3,065	89,805
	Bel Fuse, Inc., Class B	110,320	2,728,214
	Belden, Inc.	166,016	10,744,556
	Benchmark Electronics, Inc.	383,601	9,812,514
	BK Technologies Corp.	8,250	22,688
#*	BM Technologies, Inc.	61,728	370,368
*	Brightcove, Inc.	63,364	377,016
*	Cantaloupe, Inc.	15,245	92,537
	Cass Information Systems, Inc.	64,021	2,334,206
#*	Cerence, Inc.	27,601	777,520
*	CEVA, Inc.	17,231	641,510
*	ChannelAdvisor Corp.	76,138	1,122,274
#*	Cleanspark, Inc.	3,386	13,510
*	Cognyte Software Ltd.	12,013	54,179
*	Cohu, Inc.	461,904	13,201,216
*	Computer Task Group, Inc.	164,662	1,434,206
	Comtech Telecommunications Corp.	258,921	3,008,662
	Concentrix Corp.	234,685	31,391,466
*	Conduent, Inc.	1,706,769	7,953,544
*	Consensus Cloud Solutions, Inc.	6,036	326,125
*	CSP, Inc.	5,024	40,192
	CTS Corp.	194,516	7,912,911
*	CyberOptics Corp.	46,695	1,899,086
*	Daktronics, Inc.	395,071	1,493,368
*	Data I/O Corp.	68,369	242,026
*	Digi International, Inc.	346,693	9,877,284
*	Diodes, Inc.	306,768	24,961,712
*	Duck Creek Technologies, Inc.	17,350	239,430
*	DXC Technology Co.	1,243,919	39,307,840
#	Ebix, Inc.	180,320	4,266,371
*	EMCORE Corp.	284,403	910,090
*	ePlus, Inc.	198,749	11,044,482
*	Fabrinet	310,576	29,833,931
*	FARO Technologies, Inc.	23,744	772,155
*	First Solar, Inc.	383,688	38,050,339
*	Flex Ltd.	2,358,817	39,628,126
*	FormFactor, Inc.	106,587	3,790,234
*	Frequency Electronics, Inc.	133,783	882,968
*	Genasys, Inc.	13,137	44,009
#*	GSI Technology, Inc.	141,860	581,626
#*	Harmonic, Inc.	857,390	9,362,699
*	Ichor Holdings Ltd.	226,152	7,069,512
#*	Immersion Corp.	45,970	259,730
	Information Services Group, Inc.	27,956	208,552
#*	Insight Enterprises, Inc.	254,335	23,757,432
#	InterDigital, Inc.	84,811	5,206,547
*	inTEST Corp.	118,132	1,001,759
#*	Intevac, Inc.	185,332	893,300
*	Issuer Direct Corp.	8,056	201,319
*	Iteris, Inc.	128,968	339,186
*	Itron, Inc.	62,203	3,632,655

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Jabil, Inc.	640,096	$37,983,297
	Juniper Networks, Inc.	502,613	14,088,242
*	Key Tronic Corp.	74,822	374,858
*	Kimball Electronics, Inc.	271,908	5,981,976
*	Knowles Corp.	967,932	19,116,657
#	Kulicke & Soffa Industries, Inc.	462,183	22,240,246
*	KVH Industries, Inc.	200,606	1,729,224
*	Kyndryl Holdings, Inc.	75,714	792,726
*	Lantronix, Inc.	30,326	218,650
#*	LightPath Technologies, Inc., Class A	29,747	53,247
*	LiveRamp Holdings, Inc.	41,896	1,114,853
*	Luna Innovations, Inc.	117,935	763,039
*	Magnachip Semiconductor Corp.	119,250	1,819,755
*	Mandiant, Inc.	66,739	1,520,314
	Maximus, Inc.	18,743	1,252,970
#	Methode Electronics, Inc.	357,901	14,759,837
#*	N-Able, Inc.	1,913	18,786
*	NeoPhotonics Corp.	509,074	8,140,093
*	NETGEAR, Inc.	303,325	7,819,718
*	NetScout Systems, Inc.	749,464	26,665,929
#*	NetSol Technologies, Inc.	2,106	6,887
	Network-1 Technologies, Inc.	110,240	256,859
*	ON24, Inc.	31,981	307,337
*	OneSpan, Inc.	119,101	1,318,448
*	Onto Innovation, Inc.	225,348	18,760,221
*	Optical Cable Corp.	55,866	205,028
*	OSI Systems, Inc.	144,793	13,997,139
#*	Park City Group, Inc.	3,700	18,833
*	Paya Holdings, Inc.	47,775	333,947
#*	Paysafe Ltd.	286,048	574,956
	PC Connection, Inc.	161,429	7,656,577
	PC-Tel, Inc.	141,571	652,642
*	PFSweb, Inc.	25,269	275,685
*	Photronics, Inc.	600,814	14,305,381
*	Plexus Corp.	226,602	21,289,258
#*	Powerfleet, Inc.	14,295	39,311
#*	Rackspace Technology, Inc.	203,911	1,374,360
*	Rambus, Inc.	337,421	8,530,003
#*	Rekor Systems, Inc.	12,305	22,272
*	RF Industries Ltd.	71,364	489,557
*	Ribbon Communications, Inc.	674,034	2,284,975
	Richardson Electronics Ltd.	131,563	2,056,330
*	Rogers Corp.	140,207	37,750,735
*	Rubicon Technology, Inc.	262	4,202
*	Sanmina Corp.	648,340	29,856,057
	Sapiens International Corp. NV	3,849	101,267
*	ScanSource, Inc.	266,014	8,499,147
*	SecureWorks Corp., Class A	41,310	410,208
*	SigmaTron International, Inc.	5,630	39,410
#*»††	Silicon Graphics, Inc.	494	0
*	Smith Micro Software, Inc.	59,964	161,303
	SolarWinds Corp.	365,005	3,909,204
*	StarTek, Inc.	88,339	282,685
*	Stratasys Ltd.	563,854	11,609,754
*	Super Micro Computer, Inc.	379,475	20,495,445
#*	Synchronoss Technologies, Inc.	158,649	212,590
	Taitron Components, Inc., Class A	12,497	46,364
	TD SYNNEX Corp.	415,062	41,680,526
*	TESSCO Technologies, Inc.	98,276	552,311

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trio-Tech International	3,288	$16,078
*	TSR, Inc.	3,389	29,823
*	TTM Technologies, Inc.	1,079,258	14,602,361
#*	Turtle Beach Corp.	179,341	2,331,433
*	Ultra Clean Holdings, Inc.	427,023	14,347,973
*	Upland Software, Inc.	113,553	1,285,420
#*	Veeco Instruments, Inc.	413,741	9,019,554
*	Verint Systems, Inc.	25,554	1,167,051
#*	Viasat, Inc.	353,490	11,640,426
	Vishay Intertechnology, Inc.	1,258,950	26,009,907
*	Vishay Precision Group, Inc.	139,861	4,360,866
	Wayside Technology Group, Inc.	31,073	978,799
#*	WidePoint Corp.	8,081	23,758
*	Wireless Telecom Group, Inc.	23,991	34,067
	Xerox Holdings Corp.	1,632,540	27,965,410
	Xperi Holding Corp.	716,857	12,014,523
TOTAL INFORMATION TECHNOLOGY			1,128,366,111
MATERIALS — (8.5%)
*	Advanced Emissions Solutions, Inc.	44,829	219,214
	AdvanSix, Inc.	239,832	9,422,999
*	AgroFresh Solutions, Inc.	197,305	349,230
	Alcoa Corp.	1,140,009	58,015,058
*	Allegheny Technologies, Inc.	133,799	3,330,257
	American Vanguard Corp.	328,006	7,678,620
#*	Ampco-Pittsburgh Corp.	65,177	286,779
*	Arconic Corp.	94,680	2,860,283
	Ashland Global Holdings, Inc.	336,945	33,852,864
	Avient Corp.	2,543	109,730
*	Berry Global Group, Inc.	185,364	10,686,235
	Cabot Corp.	268,364	19,928,711
	Caledonia Mining Corp. PLC	2,000	22,420
	Carpenter Technology Corp.	495,607	15,928,809
*	Century Aluminum Co.	264,853	2,089,690
	Chase Corp.	9,526	866,104
*	Clearwater Paper Corp.	177,887	6,350,566
#*	Cleveland-Cliffs, Inc.	497,358	8,808,210
#*	Coeur Mining, Inc.	1,692,860	5,434,081
	Commercial Metals Co.	1,042,035	41,285,427
*	Core Molding Technologies, Inc.	39,694	431,077
	Ecovyst, Inc.	236,955	2,424,050
	Element Solutions, Inc.	1,485,063	29,344,845
*	Flexible Solutions International, Inc.	27,598	64,441
	Fortitude Gold Corp.	108,769	658,052
	Friedman Industries, Inc.	72,535	699,237
	FutureFuel Corp.	480,913	3,457,764
*	GCP Applied Technologies, Inc.	89,700	2,825,550
	Glatfelter Corp.	416,572	2,557,752
	Gold Resource Corp.	252,140	443,766
	Graphic Packaging Holding Co.	1,588,994	35,355,117
	Greif, Inc., Class A	202,581	14,306,270
	Greif, Inc., Class B	39,178	2,735,408
	Hawkins, Inc.	197,347	7,844,543
#	Haynes International, Inc.	142,228	5,498,535
	HB Fuller Co.	389,355	24,996,591
#	Hecla Mining Co.	5,386,894	24,402,630
	Huntsman Corp.	2,013,249	58,303,691
	Innospec, Inc.	214,823	21,911,946
*	Intrepid Potash, Inc.	145,422	6,631,243

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Kaiser Aluminum Corp.	90,908	$6,888,099
	Koppers Holdings, Inc.	80,935	1,905,210
#	Kronos Worldwide, Inc.	343,827	6,041,040
	Materion Corp.	161,441	13,228,476
	Mercer International, Inc.	698,501	11,148,076
	Minerals Technologies, Inc.	321,001	21,446,077
	Mosaic Co.	631,580	33,259,003
	Myers Industries, Inc.	32,819	798,486
#	Nexa Resources SA	59,531	397,072
	Northern Technologies International Corp.	28,308	315,634
*	O-I Glass, Inc.	13,714	201,733
	Olin Corp.	983,137	51,388,571
	Olympic Steel, Inc.	121,013	3,597,717
	Orion Engineered Carbons SA	14,059	243,080
	Pactiv Evergreen, Inc.	51,087	522,109
#	Quaker Chemical Corp.	2,937	476,411
	Ramaco Resources, Inc.	1,595	18,725
#*	Ranpak Holdings Corp.	16,317	83,380
*	Rayonier Advanced Materials, Inc.	595,834	2,109,252
	Reliance Steel & Aluminum Co.	529,742	100,783,416
*	Resolute Forest Products, Inc.	792,851	16,079,018
	Ryerson Holding Corp.	88,039	2,412,269
	Schnitzer Steel Industries, Inc., Class A	299,866	10,663,235
	Schweitzer-Mauduit International, Inc.	407,624	8,906,584
	Silgan Holdings, Inc.	26,744	1,190,108
	Sonoco Products Co.	273,808	17,384,070
	Steel Dynamics, Inc.	1,068,725	83,232,303
	Stepan Co.	179,507	20,142,481
*	Summit Materials, Inc., Class A	814,279	22,400,815
	SunCoke Energy, Inc.	734,822	5,437,683
*	Synalloy Corp.	69,029	953,291
*	TimkenSteel Corp.	505,601	10,258,644
	Tredegar Corp.	316,442	3,316,312
	TriMas Corp.	102,455	3,032,668
	Trinseo PLC	272,147	9,734,698
	Tronox Holdings PLC, Class A	991,745	15,481,139
#	U.S. Steel Corp.	763,118	18,047,741
	United States Lime & Minerals, Inc.	34,268	3,525,149
*	Universal Stainless & Alloy Products, Inc.	70,018	595,153
*	Venator Materials PLC	312,847	538,097
	Warrior Met Coal, Inc.	156,603	5,000,334
	Westlake Corp.	536,112	52,185,142
	WestRock Co.	280,378	11,876,812
#	Worthington Industries, Inc.	335,873	17,200,056
TOTAL MATERIALS			1,066,863,164
REAL ESTATE — (0.9%)
#*	AMREP Corp.	7,243	102,126
#*	Cushman & Wakefield PLC	292,005	4,905,684
	Douglas Elliman, Inc.	13,043	78,258
*	Five Point Holdings LLC, Class A	90,742	382,931
*	Forestar Group, Inc.	138,104	1,911,359
*	FRP Holdings, Inc.	58,652	3,460,468
*	Howard Hughes Corp.	257,124	18,227,520
*	Jones Lang LaSalle, Inc.	241,317	46,011,912
	Kennedy-Wilson Holdings, Inc.	110,753	2,288,157
	Marcus & Millichap, Inc.	147,147	6,021,255
	Newmark Group, Inc., Class A	355,464	4,052,290
*	Rafael Holdings, Inc., Class B	43,651	88,175

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RE/MAX Holdings, Inc., Class A	293,320	$7,432,729
*	Realogy Holdings Corp.	1,091,235	10,835,964
*	Stratus Properties, Inc.	13,099	414,845
*	Tejon Ranch Co.	279,170	4,611,889
#*	Trinity Place Holdings, Inc.	27,774	29,163
TOTAL REAL ESTATE			110,854,725
UTILITIES — (0.5%)
#	Brookfield Renewable Corp., Class A	44,175	1,728,126
	Genie Energy Ltd., Class B	167,221	1,610,338
	New Jersey Resources Corp.	167,082	7,717,518
	NRG Energy, Inc.	91,883	3,468,583
#	Ormat Technologies, Inc.	41,501	3,591,497
	Vistra Corp.	1,668,770	43,137,704
TOTAL UTILITIES			61,253,766
TOTAL COMMON STOCKS			11,986,941,925
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	17,874	466,512
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	7,226	382,255
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	174,585	4,914,568
TOTAL PREFERRED STOCKS			5,763,335
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	366,740	0
TOTAL INVESTMENT SECURITIES (Cost $8,383,815,456)			11,992,705,260

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	129,191,462	129,191,462
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	42,247,286	488,674,359
TOTAL INVESTMENTS — (100.0%)
(Cost $9,001,665,546)^^			$12,610,571,081
As of July 31, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	699	09/16/22	$134,703,084	$144,465,825	$9,762,741
Total Futures Contracts			$134,703,084	$144,465,825	$9,762,741

U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$323,608,340	—	—	$323,608,340
Consumer Discretionary	1,446,245,447	$23,663	—	1,446,269,110
Consumer Staples	542,658,884	11,232	—	542,670,116
Energy	1,126,955,903	—	—	1,126,955,903
Financials	3,270,323,067	132,074	—	3,270,455,141
Health Care	656,084,942	—	$4,906,976	660,991,918
Industrials	2,248,612,514	41,117	—	2,248,653,631
Information Technology	1,128,366,111	—	—	1,128,366,111
Materials	1,066,863,164	—	—	1,066,863,164
Real Estate	110,854,725	—	—	110,854,725
Utilities	61,253,766	—	—	61,253,766
Preferred Stocks
Communication Services	466,512	—	—	466,512
Consumer Discretionary	382,255	—	—	382,255
Industrials	4,914,568	—	—	4,914,568
Temporary Cash Investments	129,191,462	—	—	129,191,462
Securities Lending Collateral	—	488,674,359	—	488,674,359
Futures Contracts**	9,762,741	—	—	9,762,741
TOTAL	$12,126,544,401	$488,882,445	$4,906,976^	$12,620,333,822
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.4%)
*	AMC Networks, Inc., Class A	153,926	$4,697,822
	ATN International, Inc.	381,481	17,563,385
#*	Audacy, Inc., Class A	10,244	6,525
*	Ballantyne Strong, Inc.	293,889	837,584
*	Beasley Broadcast Group, Inc., Class A	53,843	68,381
#*	Boston Omaha Corp., Class A	76,174	1,858,646
*	Cars.com, Inc.	686,274	8,070,582
#*	comScore, Inc.	252,024	506,568
*	Consolidated Communications Holdings, Inc.	786,886	5,193,448
#*	Cumulus Media, Inc., Class A	121,575	965,305
#*	Daily Journal Corp.	858	231,917
#	DallasNews Corp.	10,310	67,840
*	DHI Group, Inc.	589,366	2,882,000
#*	EchoStar Corp., Class A	644,671	12,738,699
	Entravision Communications Corp., Class A	786,889	4,217,725
*	EW Scripps Co., Class A	1,763,138	25,142,348
*	Fluent, Inc.	35,869	40,173
*	Frontier Communications Parent, Inc.	31,557	817,642
*	Gaia, Inc.	7,204	28,600
#*	Gannett Co., Inc.	1,218,727	3,668,368
	Gray Television, Inc.	2,010,667	37,338,086
	Gray Television, Inc., Class A	13,469	226,279
*	Hemisphere Media Group, Inc.	38,247	297,562
*	Liberty Latin America Ltd., Class A	959,743	7,073,306
*	Liberty Latin America Ltd., Class C	2,497,529	18,331,863
#*	Lions Gate Entertainment Corp., Class A	1,392,252	12,196,127
*	Lions Gate Entertainment Corp., Class B	1,484,033	12,332,314
#*	Loyalty Ventures, Inc.	85,661	252,700
*	Madison Square Garden Entertainment Corp.	3,575	208,172
*	Magnite, Inc.	15,351	117,282
#*	Marcus Corp.	352,353	5,789,160
	Nexstar Media Group, Inc., Class A	130,168	24,519,746
#*	Reading International, Inc., Class A	32,692	152,345
#	Saga Communications, Inc., Class A	157,074	3,677,102
*	Salem Media Group, Inc.	7,532	16,344
	Scholastic Corp.	963,323	45,343,614
#	Shenandoah Telecommunications Co.	57,254	1,276,764
	Sinclair Broadcast Group, Inc., Class A	28,305	618,181
	Spok Holdings, Inc.	334,552	2,211,389
	TEGNA, Inc.	1,067,091	22,344,886
#	Telephone & Data Systems, Inc.	2,614,319	41,332,383
*	Townsquare Media, Inc., Class A	8,250	66,000
*	TrueCar, Inc.	152,976	393,148
*	U.S. Cellular Corp.	740,085	21,677,090
*	Urban One, Inc.	78,605	275,904
*	Urban One, Inc.	52,974	266,459
*	Ziff Davis, Inc.	20,931	1,714,040
TOTAL COMMUNICATION SERVICES			349,651,804
CONSUMER DISCRETIONARY — (12.1%)
	Aaron's Co., Inc.	287,425	3,742,274
#*	Abercrombie & Fitch Co., Class A	1,244,287	22,160,751
#	Academy Sports & Outdoors, Inc.	373,470	16,070,414

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adient PLC	424,149	$14,327,753
#	ADT, Inc.	102,800	750,440
#*	Adtalem Global Education, Inc.	1,317,174	52,818,677
	AMCON Distributing Co.	4,224	792,127
*	American Axle & Manufacturing Holdings, Inc.	1,022,381	9,109,415
#	American Eagle Outfitters, Inc.	1,404,497	16,910,144
*	American Outdoor Brands, Inc.	308,965	2,440,824
*	American Public Education, Inc.	393,484	6,181,634
#*	America's Car-Mart, Inc.	27,075	2,804,158
*	AutoNation, Inc.	214,785	25,503,571
*	Barnes & Noble Education, Inc.	749,866	2,032,137
	Bassett Furniture Industries, Inc.	209,500	4,808,025
*	Beazer Homes USA, Inc.	64,475	951,006
#	Big Lots, Inc.	711,552	14,366,235
*	Biglari Holdings, Inc., Class A	835	500,585
*	Biglari Holdings, Inc., Class B	4,472	537,579
*	BJ's Restaurants, Inc.	62,709	1,471,780
	Build-A-Bear Workshop, Inc.	136,203	2,175,162
	Caleres, Inc.	8,829	219,136
#*	Callaway Golf Co.	795,691	18,261,108
#	Canterbury Park Holding Corp.	15,171	320,867
	Carriage Services, Inc.	131,530	4,771,908
	Carrols Restaurant Group, Inc.	242,841	604,674
#	Cato Corp., Class A	472,457	5,834,844
	Century Communities, Inc.	815,183	41,712,914
*	Charles & Colvard Ltd.	18,002	24,303
*	Chuy's Holdings, Inc.	36,411	809,417
#*	Conn's, Inc.	569,913	5,368,580
*	Container Store Group, Inc.	617,821	4,608,945
»	Contra Zagg, Inc.	226,626	20,396
*	Cooper-Standard Holdings, Inc.	55,233	238,054
	Crown Crafts, Inc.	143,916	941,211
	Culp, Inc.	122,820	616,556
	Dana, Inc.	1,947,779	32,644,776
*	Delta Apparel, Inc.	190,119	4,446,883
#	Dillard's, Inc., Class A	277,873	63,174,427
*	Duluth Holdings, Inc., Class B	34,202	329,707
*	El Pollo Loco Holdings, Inc.	226,078	2,197,478
#	Escalade, Inc.	48,774	615,040
#	Ethan Allen Interiors, Inc.	508,888	11,699,335
*	Fiesta Restaurant Group, Inc.	83,308	683,959
	Flanigan's Enterprises, Inc.	5,134	143,752
	Flexsteel Industries, Inc.	130,067	2,375,023
#	Foot Locker, Inc.	1,637,102	46,444,584
#*	Fossil Group, Inc.	878,911	5,299,833
#*	Full House Resorts, Inc.	102,470	636,339
#	Gap, Inc.	1,401,696	13,484,316
#*	Genesco, Inc.	176,044	9,867,266
*	G-III Apparel Group Ltd.	1,194,760	26,392,248
*	Goodyear Tire & Rubber Co.	5,280,295	64,842,023
*	GoPro, Inc., Class A	82,964	527,651
	Graham Holdings Co., Class B	96,352	57,280,300
#*	Green Brick Partners, Inc.	584,289	15,658,945
	Group 1 Automotive, Inc.	366,994	64,928,579
#	Guess?, Inc.	915,460	17,311,349
	Hamilton Beach Brands Holding Co., Class A	3,359	39,771
#	Harley-Davidson, Inc.	257,656	9,741,973
#	Haverty Furniture Cos., Inc.	351,900	9,617,427
	Haverty Furniture Cos., Inc., Class A	5,701	152,103

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hibbett, Inc.	120,796	$5,667,748
	Hooker Furnishings Corp.	296,549	4,904,920
*	iRobot Corp.	64,762	2,979,700
	Johnson Outdoors, Inc., Class A	132,381	8,910,565
	KB Home	487,270	15,904,493
	Kohl's Corp.	1,223,539	35,653,926
#*	Lakeland Industries, Inc.	154,623	2,480,153
#*	Lands' End, Inc.	291,030	3,710,633
#*	Landsea Homes Corp.	25,756	189,564
	Laureate Education, Inc., Class A	1,093,553	12,947,668
#	La-Z-Boy, Inc.	380,940	10,616,798
#*	Lazydays Holdings, Inc.	9,389	127,878
*	Legacy Housing Corp.	10,159	137,959
#*	LGI Homes, Inc.	117,605	13,265,844
#	Lifetime Brands, Inc.	423,648	4,558,452
*	Lincoln Educational Services Corp.	13,122	95,003
*	Live Ventures, Inc.	6,793	236,872
#*	LL Flooring Holdings, Inc.	104,579	1,049,973
*	M/I Homes, Inc.	434,428	19,988,032
	Macy's, Inc.	1,671,454	29,501,163
#*	MarineMax, Inc.	473,202	19,325,570
	Marriott Vacations Worldwide Corp.	234,015	32,041,334
	MDC Holdings, Inc.	1,643,905	59,591,556
*	Meritage Homes Corp.	575,946	50,856,032
*	Modine Manufacturing Co.	1,196,171	15,693,764
#	Monro, Inc.	102,356	5,133,153
#*	Motorcar Parts of America, Inc.	465,096	7,008,997
#	Movado Group, Inc.	337,268	11,460,367
	Nobility Homes, Inc.	1,505	39,130
*	ODP Corp.	1,043,370	37,874,331
	Patrick Industries, Inc.	42,802	2,598,937
*	Penn National Gaming, Inc.	83,827	2,896,223
	Penske Automotive Group, Inc.	809,749	92,708,163
*	Perdoceo Education Corp.	370,080	5,070,096
*	Playa Hotels & Resorts NV	131,642	903,064
*	Potbelly Corp.	73,858	374,460
	PVH Corp.	1,194,968	73,992,419
*»	QEP Co., Inc.	23,757	434,753
	Qurate Retail, Inc., Class A	4,247,774	11,596,423
#	RCI Hospitality Holdings, Inc.	54,455	3,101,757
	Rocky Brands, Inc.	201,457	6,623,906
#	Shoe Carnival, Inc.	539,939	11,776,070
#	Signet Jewelers Ltd.	263,133	16,040,588
*	Skechers USA, Inc., Class A	364,064	13,819,869
	Smith & Wesson Brands, Inc.	59,165	860,851
#	Sonic Automotive, Inc., Class A	366,832	15,351,919
*	Sportsman's Warehouse Holdings, Inc.	124,100	1,223,626
	Standard Motor Products, Inc.	121,221	5,544,649
*	Stoneridge, Inc.	4,711	88,661
#	Strategic Education, Inc.	157,595	11,320,049
*	Strattec Security Corp.	87,036	2,584,969
#*	Stride, Inc.	891,446	39,829,807
	Superior Group of Cos., Inc.	241,853	4,464,606
#*	Superior Industries International, Inc.	129,165	598,034
*	Taylor Morrison Home Corp.	2,954,039	84,780,919
*	Terminix Global Holdings, Inc.	446,629	19,964,316
#	Thor Industries, Inc.	513,114	43,270,904
#	Tile Shop Holdings, Inc.	1,968	6,553
#	Tilly's, Inc., Class A	521,088	3,944,636

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	432,374	$21,264,153
*	TravelCenters of America, Inc.	158,479	6,611,744
*	Tri Pointe Homes, Inc.	2,669,544	49,439,955
*	Unifi, Inc.	439,481	5,990,126
*	Universal Electronics, Inc.	104,512	2,900,208
*	Universal Technical Institute, Inc.	67,950	546,318
#*	Urban Outfitters, Inc.	1,598,906	32,745,595
*	Vera Bradley, Inc.	744,022	3,117,452
*	Vista Outdoor, Inc.	425,681	12,812,998
*	VOXX International Corp.	156,731	1,482,675
#	Weyco Group, Inc.	97,765	2,575,130
#	Winnebago Industries, Inc.	205,450	12,403,017
*	Zovio, Inc.	119,678	123,268
#*	Zumiez, Inc.	519,328	13,502,528
TOTAL CONSUMER DISCRETIONARY			1,798,580,663
CONSUMER STAPLES — (4.1%)
	Alico, Inc.	47,497	1,730,791
	Andersons, Inc.	749,448	27,107,534
*	BellRing Brands, Inc.	12,258	295,908
*	Bridgford Foods Corp.	13,817	175,476
#	Cal-Maine Foods, Inc.	150,131	7,673,195
#*	Central Garden & Pet Co.	162,738	7,053,065
*	Central Garden & Pet Co., Class A	549,721	22,428,617
	Coffee Holding Co., Inc.	4,561	11,995
#	Edgewell Personal Care Co.	763,046	30,353,970
*	Farmer Bros Co.	8,501	43,185
	Fresh Del Monte Produce, Inc.	1,391,379	41,337,870
*	Hain Celestial Group, Inc.	2,206	50,187
#*	HF Foods Group, Inc.	36,646	192,758
*	Hostess Brands, Inc.	2,975,460	67,304,905
#*»††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	351,472	33,551,517
	Ingredion, Inc.	551,036	50,133,255
*	Landec Corp.	465,282	4,876,155
	Lifevantage Corp.	27,770	118,022
	Limoneira Co.	81,802	1,036,431
	Mannatech, Inc.	723	12,660
*	Natural Alternatives International, Inc.	172,284	1,724,563
	Natural Grocers by Vitamin Cottage, Inc.	296,192	4,910,863
*	Nature's Sunshine Products, Inc.	14,878	155,475
	Nu Skin Enterprises, Inc., Class A	65,989	2,871,181
	Ocean Bio-Chem, Inc.	6,071	78,741
#	Oil-Dri Corp. of America	95,098	2,866,254
*	Pilgrim's Pride Corp.	494,751	15,520,339
*	Post Holdings, Inc.	117,715	10,234,142
	PriceSmart, Inc.	2,000	132,760
	Seaboard Corp.	16,997	69,018,698
#*	Seneca Foods Corp., Class A	193,515	11,014,874
*»	Seneca Foods Corp., Class B	24,020	1,427,509
*	Simply Good Foods Co.	61,473	2,005,249
	SpartanNash Co.	826,965	26,702,700
*	TreeHouse Foods, Inc.	431,804	18,748,930
#*	United Natural Foods, Inc.	1,226,970	52,158,495
	Universal Corp.	596,625	33,357,304
	Village Super Market, Inc., Class A	232,604	5,249,872
#	Weis Markets, Inc.	651,675	50,133,358
#*	Whole Earth Brands, Inc.	125,960	677,665

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Willamette Valley Vineyards, Inc.	11,230	$69,963
TOTAL CONSUMER STAPLES			604,546,431
ENERGY — (10.0%)
	Adams Resources & Energy, Inc.	109,663	3,728,542
#*	Alto Ingredients, Inc.	518,154	2,228,062
#	Antero Midstream Corp.	3,641,395	36,632,434
*	Antero Resources Corp.	2,885,292	114,372,975
	Archrock, Inc.	3,174,647	26,794,021
*	Ardmore Shipping Corp.	517,520	4,217,788
	Berry Corp.	256,029	2,186,488
	Brigham Minerals, Inc., Class A	90,442	2,401,235
*	Bristow Group, Inc.	90,223	2,327,753
*	Callon Petroleum Co.	319,608	14,714,752
#*	Centennial Resource Development, Inc., Class A	3,368,652	22,435,222
	ChampionX Corp.	353,599	7,386,683
#	Chesapeake Energy Corp.	344,679	32,458,421
#	Civitas Resources, Inc.	356,535	21,021,304
*	CNX Resources Corp.	4,881,877	84,310,016
#*	Comstock Resources, Inc.	1,382,580	22,024,499
*	CONSOL Energy, Inc.	628,873	38,562,492
	Delek U.S. Holdings, Inc.	466,312	12,431,878
#	DHT Holdings, Inc.	3,819,968	25,097,190
#*	DMC Global, Inc.	22,779	518,450
	Dorian LPG Ltd.	894,323	14,416,487
*	Dril-Quip, Inc.	420,937	10,797,034
*	DTE Midstream LLC	234,903	12,926,712
#*	Earthstone Energy, Inc., Class A	197,198	2,798,240
#	EnLink Midstream LLC	1,511,243	14,810,181
	Epsilon Energy Ltd.	2,181	13,937
	Equitrans Midstream Corp.	2,556,308	20,067,018
*	Exterran Corp.	502,250	2,064,247
*	Geospace Technologies Corp.	103,156	487,928
#*	Green Plains, Inc.	694,343	25,010,235
#*	Hallador Energy Co.	75,769	506,895
#*	Helix Energy Solutions Group, Inc.	1,998,906	8,075,580
	Helmerich & Payne, Inc.	1,578,753	73,096,264
	HF Sinclair Corp.	1,754,256	83,888,522
#	International Seaways, Inc.	353,406	8,358,052
*	Liberty Energy, Inc., Class A	419,272	5,953,662
	Matador Resources Co.	1,322,995	76,442,651
*	Mexco Energy Corp.	16,062	298,753
	Murphy Oil Corp.	3,029,749	106,465,380
#*	Nabors Industries Ltd.	16,310	2,324,012
	NACCO Industries, Inc., Class A	145,129	5,703,570
#*	National Energy Services Reunited Corp.	136,397	961,599
*	Natural Gas Services Group, Inc.	284,683	2,861,064
*	Newpark Resources, Inc.	1,020,504	3,592,174
*	NexTier Oilfield Solutions, Inc.	30,279	301,882
*	Noble Corp.	119,419	3,582,570
	NOV, Inc.	2,703,184	50,306,254
	Oasis Petroleum, Inc.	115,507	14,812,618
*	Oceaneering International, Inc.	181,741	1,930,089
*	Oil States International, Inc.	609,032	3,106,063
*	Overseas Shipholding Group, Inc., Class A	1,115,863	2,611,119
	Patterson-UTI Energy, Inc.	1,977,153	32,721,882
*	PBF Energy, Inc., Class A	1,451,953	48,422,632
	PDC Energy, Inc.	1,569,453	103,097,368
#*	Peabody Energy Corp.	1,905,157	39,989,245

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	PHX Minerals, Inc.	43,130	$141,466
*	ProPetro Holding Corp.	1,557,919	16,389,308
*	Ranger Energy Services, Inc.	8,451	77,665
#	Ranger Oil Corp., Class A	2,149	81,791
*	REX American Resources Corp.	149,903	14,309,740
#*	RPC, Inc.	581,339	4,743,726
*	SandRidge Energy, Inc.	151,692	2,841,191
	Scorpio Tankers, Inc.	723,319	27,927,347
*	SEACOR Marine Holdings, Inc.	16,429	121,575
*	Select Energy Services, Inc., Class A	420,406	3,140,433
	SFL Corp. Ltd.	1,497,669	14,931,760
	SM Energy Co.	39,852	1,645,091
	Solaris Oilfield Infrastructure, Inc., Class A	193,995	2,151,404
*	Talos Energy, Inc.	524,588	9,940,943
*	TechnipFMC PLC	5,463,434	44,199,181
*	Teekay Corp.	26,128	82,042
*	Teekay Tankers Ltd., Class A	332,324	6,935,602
*	Tidewater, Inc.	82,090	1,808,443
#*	Transocean Ltd.	5,434,608	18,368,975
*	U.S. Silica Holdings, Inc.	728,742	10,078,502
#	VAALCO Energy, Inc.	50,348	298,564
	World Fuel Services Corp.	1,389,642	38,520,876
TOTAL ENERGY			1,477,387,749
FINANCIALS — (27.6%)
	1st Source Corp.	394,451	19,020,427
*	Acacia Research Corp.	211,579	1,066,358
#	ACNB Corp.	25,451	837,083
*	Affinity Bancshares, Inc.	711	10,558
	Alerus Financial Corp.	453	11,162
#	Allegiance Bancshares, Inc.	204,335	8,998,913
	Amalgamated Financial Corp.	25,026	577,600
*	Ambac Financial Group, Inc.	637,067	7,498,279
	Amerant Bancorp, Inc.	53,911	1,472,849
	American Equity Investment Life Holding Co.	2,377,506	89,299,125
	American National Bankshares, Inc.	28,928	1,049,797
	Ameris Bancorp	556,085	26,297,260
	AmeriServ Financial, Inc.	375,876	1,480,951
	Ames National Corp.	27,927	619,979
	Argo Group International Holdings Ltd.	748,968	24,558,661
	Associated Banc-Corp.	3,636,307	73,089,771
#	Associated Capital Group, Inc., Class A	12,784	522,866
	Assured Guaranty Ltd.	1,292,758	75,484,140
#	Atlantic American Corp.	237,349	666,951
	Atlantic Union Bankshares Corp.	1,651,287	57,118,017
#*	Atlanticus Holdings Corp.	54,403	2,102,132
	Axis Capital Holdings Ltd.	1,019,277	51,463,296
	Banc of California, Inc.	774,085	13,554,228
#	Bank of Marin Bancorp	111,349	3,643,339
	Bank of Princeton	16,279	469,324
	Bank OZK	2,190,846	87,852,925
	BankFinancial Corp.	342,390	3,262,977
	BankUnited, Inc.	1,178,215	45,773,653
	Bankwell Financial Group, Inc.	23,293	763,545
	Banner Corp.	664,648	41,201,530
	Bar Harbor Bankshares	139,822	4,050,643
	Baycom Corp.	77,404	1,516,344
	BCB Bancorp, Inc.	215,706	4,154,498
	Berkshire Hills Bancorp, Inc.	834,664	23,512,485

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Blucora, Inc.	539,651	$10,793,020
	Blue Ridge Bankshares, Inc.	2,248	33,585
	BOK Financial Corp.	401,758	35,366,757
	Bread Financial Holdings, Inc.	252,690	10,009,051
*	Brighthouse Financial, Inc.	1,214,838	52,748,266
	Brookline Bancorp, Inc.	1,169,852	16,179,053
	Business First Bancshares, Inc.	27,704	650,490
	Byline Bancorp, Inc.	257,466	6,305,342
	C&F Financial Corp.	54,123	2,409,556
	Cadence Bank	792,840	20,693,124
»	California First Leasing Corp.	44,313	762,184
	Camden National Corp.	23,655	1,081,033
	Capital City Bank Group, Inc.	132,653	4,296,631
#	Capitol Federal Financial, Inc.	156,603	1,501,823
	Capstar Financial Holdings, Inc.	42,964	902,674
*	Carter Bankshares, Inc.	52,435	731,468
	Cathay General Bancorp	292,257	12,187,117
#	CB Financial Services, Inc.	1,113	26,345
*»	CCUR Holdings, Inc.	53	344,500
#	Central Valley Community Bancorp	172,301	2,882,596
	Chemung Financial Corp.	5,777	261,525
#	ChoiceOne Financial Services, Inc.	701	14,739
	Citizens Community Bancorp, Inc.	46,826	606,397
	Civista Bancshares, Inc.	120,920	2,619,127
	CNB Financial Corp.	53,653	1,384,247
	CNO Financial Group, Inc.	1,773,204	33,247,575
#	Codorus Valley Bancorp, Inc.	89,106	1,957,659
	Columbia Banking System, Inc.	1,200,671	36,224,244
	Community Financial Corp.	12,264	448,862
	Community Trust Bancorp, Inc.	166,822	7,228,397
	Community West Bancshares	30,330	421,587
	ConnectOne Bancorp, Inc.	598,500	15,824,340
*	Consumer Portfolio Services, Inc.	391,219	5,015,428
#	Cowen, Inc., Class A	400,819	14,056,722
*	CrossFirst Bankshares, Inc.	81,232	1,114,503
*	Customers Bancorp, Inc.	814,731	31,114,577
#	Dime Community Bancshares, Inc.	449,640	15,323,731
	Donegal Group, Inc., Class A	404,313	5,725,072
	Donegal Group, Inc., Class B	54,141	804,535
	Eagle Bancorp Montana, Inc.	10,506	202,766
	Eagle Bancorp, Inc.	168,657	8,269,253
#	Eastern Bankshares, Inc.	61,935	1,263,474
#*	Elevate Credit, Inc.	151,196	347,751
	Employers Holdings, Inc.	639,055	25,376,874
#*	Encore Capital Group, Inc.	391,318	28,343,163
*	Enova International, Inc.	189,465	6,538,437
*	Enstar Group Ltd.	183,903	36,398,082
	Enterprise Bancorp, Inc.	2,403	76,415
	Enterprise Financial Services Corp.	16,913	795,418
	Equity Bancshares, Inc., Class A	86,243	2,755,464
#	ESSA Bancorp, Inc.	182,988	3,231,568
	Essent Group Ltd.	227,273	9,490,920
	Evans Bancorp, Inc.	10,931	397,127
#*	EZCORP, Inc., Class A	1,202,491	9,668,028
#	Farmers & Merchants Bancorp, Inc.	4,038	123,765
	Farmers National Banc Corp.	15,204	215,897
	Financial Institutions, Inc.	393,475	10,431,022
	First American Financial Corp.	29,844	1,730,952
	First BanCorp	4,303,008	64,932,391

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp	34,084	$1,291,102
	First Bancshares, Inc.	69,203	2,006,887
	First Bank	133,789	2,014,862
	First Busey Corp.	497,681	12,267,837
	First Business Financial Services, Inc.	137,285	4,592,183
	First Commonwealth Financial Corp.	1,503,427	22,280,788
	First Community Bankshares, Inc.	147,187	4,721,759
	First Community Corp.	4,450	81,213
	First Financial Bancorp	1,775,900	39,673,606
	First Financial Corp.	150,623	7,037,107
	First Financial Northwest, Inc.	260,150	4,011,513
	First Foundation, Inc.	106,735	2,222,223
	First Hawaiian, Inc.	274,468	6,996,189
	First Internet Bancorp	202,799	7,189,225
	First Interstate BancSystem, Inc., Class A	287,847	11,738,401
	First Merchants Corp.	260,765	10,829,570
	First Mid Bancshares, Inc.	44,824	1,684,038
	First Northwest Bancorp	134,077	2,239,086
	First of Long Island Corp.	74,710	1,359,722
	First Savings Financial Group, Inc.	6,477	154,153
	First United Corp.	106,423	1,917,742
	Flagstar Bancorp, Inc.	1,349,801	55,611,801
	Flushing Financial Corp.	734,667	15,861,461
	FNB Corp.	7,744,614	92,625,583
	Franklin Financial Services Corp.	6,905	224,136
	FS Bancorp, Inc.	35,126	1,055,536
	Fulton Financial Corp.	4,046,633	67,538,305
#*	FVCBankcorp, Inc.	2,462	47,147
*	Genworth Financial, Inc., Class A	5,970,688	25,375,424
	Global Indemnity Group LLC, Class A	185,427	4,950,901
	Great Southern Bancorp, Inc.	69,237	4,288,540
#*	Greenlight Capital Re Ltd., Class A	424,048	3,048,905
*	Hallmark Financial Services, Inc.	187,463	481,780
	Hancock Whitney Corp.	1,377,703	67,245,683
	Hanmi Financial Corp.	531,593	13,433,355
#	HarborOne Bancorp, Inc.	182,256	2,642,712
	Hawthorn Bancshares, Inc.	47,889	1,219,254
	HBT Financial, Inc.	9,237	172,178
	Heartland Financial USA, Inc.	451,331	20,264,762
#	Hennessy Advisors, Inc.	1,605	16,596
	Heritage Commerce Corp.	403,194	4,749,625
	Heritage Financial Corp.	186,105	4,842,452
	Heritage Insurance Holdings, Inc.	232,929	603,286
#	Hilltop Holdings, Inc.	1,127,969	32,541,906
	HMN Financial, Inc.	98,539	2,237,821
	Home Bancorp, Inc.	77,572	2,922,137
	HomeStreet, Inc.	499,241	18,616,697
	HomeTrust Bancshares, Inc.	219,793	5,305,803
	Hope Bancorp, Inc.	2,963,995	44,578,485
	Horace Mann Educators Corp.	1,001,113	34,288,120
	Horizon Bancorp, Inc.	188,217	3,589,298
	Independent Bank Corp.	61,528	1,290,857
#	Independent Bank Group, Inc.	555,699	39,299,033
	International Bancshares Corp.	1,341,095	58,820,427
	Investar Holding Corp.	57,071	1,252,708
	Investors Title Co.	432	64,368
#	Jackson Financial, Inc., Class A	262,310	7,216,148
#	Janus Henderson Group PLC	880,643	22,694,170
	Kearny Financial Corp.	2,033,109	23,807,706

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kemper Corp.	823,713	$38,549,768
	Lakeland Bancorp, Inc.	882,114	14,043,255
	Landmark Bancorp, Inc.	50,590	1,256,150
	LCNB Corp.	135,072	2,093,616
	Luther Burbank Corp.	158,944	2,096,471
	Macatawa Bank Corp.	19,013	176,821
	Magyar Bancorp, Inc.	45,251	541,654
*	Maiden Holdings Ltd.	66,541	137,074
	MainStreet Bancshares, Inc.	13,872	328,073
#*	MBIA, Inc.	370,856	4,665,368
	Mercantile Bank Corp.	359,627	12,745,181
	Merchants Bancorp	6,228	164,793
	Meridian Corp.	13,304	380,095
	MGIC Investment Corp.	4,670,770	66,044,688
	Mid Penn Bancorp, Inc.	34,336	984,756
	Middlefield Banc Corp.	34,254	894,372
	Midland States Bancorp, Inc.	292,735	7,669,657
#*»††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	163,607	5,106,174
*	Mr Cooper Group, Inc.	442,457	19,932,688
	National Bank Holdings Corp., Class A	95,849	3,989,235
	National Bankshares, Inc.	7,469	236,394
	National Western Life Group, Inc., Class A	79,361	16,030,922
	Navient Corp.	3,759,388	61,917,120
	NBT Bancorp, Inc.	47,019	1,906,150
	Nelnet, Inc., Class A	731,282	69,537,605
#	New York Community Bancorp, Inc.	10,733,445	113,989,186
*	Nicholas Financial, Inc.	180,077	1,771,958
#*	Nicolet Bankshares, Inc.	41,335	3,305,973
*	NMI Holdings, Inc., Class A	304,149	5,760,582
	Northeast Bank	95,562	3,803,368
	Northeast Community Bancorp, Inc.	20,633	257,912
	Northfield Bancorp, Inc.	1,177,706	17,335,832
	Northrim BanCorp, Inc.	174,154	7,253,514
#	Northwest Bancshares, Inc.	2,362,450	33,972,031
	Norwood Financial Corp.	6,436	167,272
	OceanFirst Financial Corp.	1,016,206	20,893,195
*	Ocwen Financial Corp.	47,572	1,631,720
#	OFG Bancorp	1,200,502	32,977,790
	Old National Bancorp	4,755,433	82,792,089
#	Old Second Bancorp, Inc.	15,973	224,421
	OP Bancorp	39,435	445,615
*	Oportun Financial Corp.	3,620	33,232
	Oppenheimer Holdings, Inc., Class A	156,747	5,265,132
#*	OptimumBank Holdings, Inc.	1,253	4,761
#	Orrstown Financial Services, Inc.	78,420	2,032,646
	Pacific Premier Bancorp, Inc.	1,456,108	48,983,473
	PacWest Bancorp	834,907	23,402,443
	Parke Bancorp, Inc.	21,327	468,128
*	Patriot National Bancorp, Inc.	3,935	45,489
	PCB Bancorp	24,942	480,632
	PCSB Financial Corp.	51,511	1,003,949
	Peapack-Gladstone Financial Corp.	301,972	9,862,406
	Penns Woods Bancorp, Inc.	37,151	825,124
#	PennyMac Financial Services, Inc.	725,779	39,765,431
	Peoples Bancorp of North Carolina, Inc.	47,598	1,282,766
	Peoples Bancorp, Inc.	688,793	21,297,480
#	Peoples Financial Services Corp.	20,236	1,077,365
	Pinnacle Financial Partners, Inc.	16,460	1,301,986

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Ponce Financial Group, Inc.	20,685	$193,405
#	Popular, Inc.	1,239,570	96,277,402
*	PRA Group, Inc.	168,143	6,698,817
	Premier Financial Corp.	608,562	17,331,846
	Primis Financial Corp.	306,288	4,150,202
	ProAssurance Corp.	431,926	9,558,522
#*	Professional Holding Corp., Class A	1,915	42,992
	Prosperity Bancshares, Inc.	438,088	32,457,940
	Provident Bancorp, Inc.	2,148	32,521
	Provident Financial Holdings, Inc.	177,314	2,579,919
	Provident Financial Services, Inc.	1,863,396	45,392,327
	QCR Holdings, Inc.	64,406	3,818,632
	Radian Group, Inc.	1,889,742	42,273,529
	RBB Bancorp	161,714	3,688,696
	Red River Bancshares, Inc.	449	24,628
#	Regional Management Corp.	185,714	7,614,274
	Reinsurance Group of America, Inc.	196,273	22,724,488
	RenaissanceRe Holdings Ltd.	26,022	3,364,905
#	Renasant Corp.	1,227,335	40,992,989
	Republic Bancorp, Inc., Class A	136,974	6,141,914
#*	Republic First Bancorp, Inc.	339,411	1,228,668
	Richmond Mutual BanCorp, Inc.	6,335	88,056
	Riverview Bancorp, Inc.	562,685	4,141,362
	S&T Bancorp, Inc.	421,374	13,037,312
#	Salisbury Bancorp, Inc.	9,456	220,041
	Sandy Spring Bancorp, Inc.	471,927	19,490,585
	SB Financial Group, Inc.	57,739	987,914
*	Security National Financial Corp., Class A	47,005	365,229
	Shore Bancshares, Inc.	188,714	3,698,794
	Sierra Bancorp	349,907	7,855,412
#	Simmons First National Corp., Class A	2,060,716	48,942,005
*	SiriusPoint Ltd.	827,795	3,625,742
	SmartFinancial, Inc.	104,534	2,744,017
	South Plains Financial, Inc.	10,057	265,706
	South State Corp.	399,358	33,853,578
	Southern Missouri Bancorp, Inc.	3,372	181,886
*	Sterling Bancorp, Inc.	34,468	215,770
	Stewart Information Services Corp.	84,784	4,633,446
	Summit Financial Group, Inc.	7,076	215,889
	Summit State Bank	10,197	156,524
#*	SWK Holdings Corp.	2,921	52,782
	Synovus Financial Corp.	175,076	7,069,569
	Territorial Bancorp, Inc.	145,247	3,253,533
*	Texas Capital Bancshares, Inc.	919,014	53,872,601
	Timberland Bancorp, Inc.	137,931	3,537,930
	Tiptree, Inc.	806,436	8,959,504
	Towne Bank	351,023	10,485,057
*	Trean Insurance Group, Inc.	47,715	246,209
	TriCo Bancshares	37,086	1,772,711
	TrustCo Bank Corp. NY	89,848	3,015,299
	Trustmark Corp.	821,032	26,658,909
	U.S. Global Investors, Inc., Class A	10,527	44,108
	Umpqua Holdings Corp.	488,376	8,600,301
*	Unico American Corp.	132,829	244,405
	United Bancshares, Inc.	36,466	846,011
#	United Bankshares, Inc.	1,937,855	75,072,503
	United Fire Group, Inc.	468,452	15,379,279
	United Security Bancshares	300,146	2,207,574
	Unity Bancorp, Inc.	21,800	610,836

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Universal Insurance Holdings, Inc.	205,493	$2,599,486
	Univest Financial Corp.	624,426	15,573,184
	Unum Group	3,118,080	100,370,995
	Valley National Bancorp	5,469,650	63,940,208
#*	Velocity Financial, Inc.	1,541	18,230
	Veritex Holdings, Inc.	46,457	1,437,380
#	Voya Financial, Inc.	326,921	19,667,567
	Washington Federal, Inc.	1,793,494	61,211,950
	Waterstone Financial, Inc.	492,081	9,177,311
	Webster Financial Corp.	700,334	32,530,514
	WesBanco, Inc.	1,482,630	50,587,336
	Western New England Bancorp, Inc.	589,304	5,185,875
	Westwood Holdings Group, Inc.	32,265	418,477
	White Mountains Insurance Group Ltd.	45,091	55,887,138
#	William Penn Bancorp	23,209	265,047
	Wintrust Financial Corp.	545,260	46,914,170
#	WSFS Financial Corp.	548,307	26,165,210
	WVS Financial Corp.	1,740	25,413
TOTAL FINANCIALS			4,088,378,104
HEALTH CARE — (4.1%)
*	Acadia Healthcare Co., Inc.	1,540,195	127,697,568
#*	Addus HomeCare Corp.	9,887	917,613
*	AlerisLife, Inc.	16,715	19,222
*	Allscripts Healthcare Solutions, Inc.	2,500,599	39,559,476
#*	American Shared Hospital Services	103,010	242,084
*	Amphastar Pharmaceuticals, Inc.	75,057	2,806,381
#*	AngioDynamics, Inc.	636,694	14,446,587
#*	ANI Pharmaceuticals, Inc.	48,082	1,646,809
#*	Anika Therapeutics, Inc.	174,726	4,081,599
*	Avanos Medical, Inc.	508,873	14,436,727
*	Brookdale Senior Living, Inc.	1,848,457	8,909,563
#*	Computer Programs & Systems, Inc.	37,111	1,252,867
*	Covetrus, Inc.	459,914	9,552,414
*	Cumberland Pharmaceuticals, Inc.	38,585	86,816
#*»††	Curative Health Services, Inc.	347,123	0
*	Electromed, Inc.	16,834	151,843
*	Emergent BioSolutions, Inc.	451,810	15,650,698
*	Enovis Corp.	615,648	36,766,499
#*	Envista Holdings Corp.	745,451	30,302,583
*	FONAR Corp.	120,731	1,750,600
#*	Fulgent Genetics, Inc.	47,436	2,834,301
*	HealthStream, Inc.	78,450	1,887,507
#*	Innoviva, Inc.	102,285	1,466,767
*	Inogen, Inc.	6,346	176,546
*	Integer Holdings Corp.	561,205	39,222,617
*	Invacare Corp.	228,254	257,927
#*	Kewaunee Scientific Corp.	65,931	1,217,086
*	LENSAR, Inc.	106,880	672,275
*	Ligand Pharmaceuticals, Inc.	12,248	1,127,183
*	MEDNAX, Inc.	551,740	12,502,428
#*	Meridian Bioscience, Inc.	91,289	2,890,210
	National HealthCare Corp.	204,886	14,553,053
*	NextGen Healthcare, Inc.	174,908	2,994,425
#*	OPKO Health, Inc.	1,549,206	3,656,126
#*	OraSure Technologies, Inc.	35,801	109,551
#*»††	Orthodontic Centers of Americas, Inc	492,841	0
#*	Orthofix Medical, Inc.	194,899	4,999,159
	Patterson Cos., Inc.	338,053	10,499,926

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*»††	PDL BioPharma, Inc.	1,226,353	$2,980,038
	Perrigo Co. PLC	1,647,823	68,994,349
	Premier, Inc., Class A	703,629	27,061,571
*	Prestige Consumer Healthcare, Inc.	1,027,701	61,980,647
#*	Protara Therapeutics, Inc.	10,994	32,872
*	REGENXBIO, Inc.	37,899	1,188,892
*	Sharps Compliance Corp.	13,897	119,931
*	SunLink Health Systems, Inc.	18,426	19,856
*	Supernus Pharmaceuticals, Inc.	307,352	9,758,426
*	Surface Oncology, Inc.	28,010	47,897
*	Taro Pharmaceutical Industries Ltd.	135,119	4,822,397
#*»††	U.S. Diagnostic, Inc.	20,800	0
#*	UFP Technologies, Inc.	52,910	4,260,313
*	Vanda Pharmaceuticals, Inc.	403,124	4,345,677
#*	Varex Imaging Corp.	262,769	5,857,121
*	Xencor, Inc.	1,974	56,634
#*	Zimvie, Inc.	1,726	33,519
TOTAL HEALTH CARE			602,905,176
INDUSTRIALS — (19.6%)
*	AAR Corp.	818,326	36,440,057
	ABM Industries, Inc.	1,326,012	59,458,378
	ACCO Brands Corp.	2,379,056	17,057,832
	Acme United Corp.	16,249	467,971
	Acuity Brands, Inc.	53,178	9,699,667
	Air Lease Corp.	2,437,941	90,471,991
*	Air Transport Services Group, Inc.	320,967	10,059,106
	Alamo Group, Inc.	16,550	2,141,735
*	Alaska Air Group, Inc.	129,151	5,725,264
*	Allegiant Travel Co.	5,131	591,656
	Allied Motion Technologies, Inc.	424	11,423
	Altra Industrial Motion Corp.	310,244	12,946,482
#*	American Woodmark Corp.	167,005	8,386,991
*	API Group Corp.	40,493	717,131
	Apogee Enterprises, Inc.	207,911	8,651,177
	ARC Document Solutions, Inc.	90,586	254,547
	ArcBest Corp.	638,191	56,543,723
	Arcosa, Inc.	462,631	23,853,254
	Argan, Inc.	66,923	2,486,859
	Astec Industries, Inc.	259,729	12,760,486
*	Astronics Corp.	23,304	261,471
#*	Atlas Air Worldwide Holdings, Inc.	714,190	54,071,325
*	Avalon Holdings Corp., Class A	15,718	39,924
	AZZ, Inc.	289,800	12,328,092
	Barnes Group, Inc.	1,027,602	34,753,500
	Barrett Business Services, Inc.	2,266	184,883
*	Beacon Roofing Supply, Inc.	1,180,044	70,826,241
	BGSF, Inc.	57,692	750,573
#*	BlueLinx Holdings, Inc.	12,508	1,000,640
	Boise Cascade Co.	606,176	42,862,705
*	BrightView Holdings, Inc.	572,926	7,528,248
#*	Broadwind, Inc.	23,688	50,219
*	CACI International, Inc., Class A	135,600	40,990,524
*	CBIZ, Inc.	950,175	43,346,983
*	CECO Environmental Corp.	606,652	4,701,553
	Chicago Rivet & Machine Co.	28,196	789,488
#*	CIRCOR International, Inc.	57,564	1,002,189
*	Civeo Corp.	44,260	1,313,194
	Columbus McKinnon Corp.	427,808	14,160,445

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Commercial Vehicle Group, Inc.	36,235	$279,009
	CompX International, Inc.	68,188	1,551,277
#*	Concrete Pumping Holdings, Inc.	59,174	386,406
	Costamare, Inc.	2,255,920	26,461,942
#	Covenant Logistics Group, Inc.	333,278	11,154,815
*	CPI Aerostructures, Inc.	39,198	46,254
	CRA International, Inc.	176,323	17,457,740
	Curtiss-Wright Corp.	41,195	5,909,011
	Deluxe Corp.	12,683	318,851
*	DLH Holdings Corp.	19,090	338,847
#*	Ducommun, Inc.	289,997	13,728,458
*	DXP Enterprises, Inc.	41,572	1,413,448
*	Dycom Industries, Inc.	140,120	14,454,779
#	Eagle Bulk Shipping, Inc.	134,836	7,136,869
	Eastern Co.	119,112	2,453,707
	Encore Wire Corp.	466,406	64,583,239
	EnerSys	214,152	14,114,758
#	Ennis, Inc.	654,243	14,295,210
	EnPro Industries, Inc.	386,825	36,160,401
	Esab Corp.	636,930	26,254,255
	ESCO Technologies, Inc.	270,788	20,999,609
	Flowserve Corp.	2,151	72,790
#*	FTI Consulting, Inc.	42,122	6,889,474
*	Gates Industrial Corp. PLC	1,379,611	16,969,215
#	GATX Corp.	785,940	78,790,485
#	Genco Shipping & Trading Ltd.	654,689	12,622,404
*	Gencor Industries, Inc.	161,500	1,600,465
*	Gibraltar Industries, Inc.	180,850	8,461,971
*	GMS, Inc.	736,749	39,099,269
#	Graham Corp.	26,950	192,692
#	Granite Construction, Inc.	500,270	14,958,073
*	Great Lakes Dredge & Dock Corp.	969,630	12,537,316
#	Greenbrier Cos., Inc.	803,646	25,572,016
	Griffon Corp.	932,371	27,980,454
*	Harsco Corp.	555,229	2,670,651
	Heartland Express, Inc.	204,256	3,243,585
	Heidrick & Struggles International, Inc.	220,720	6,873,221
*	Heritage-Crystal Clean, Inc.	211,673	7,103,746
*	Hill International, Inc.	130,927	227,813
	Hillenbrand, Inc.	48,228	2,228,134
	HNI Corp.	45,108	1,593,215
*	Hub Group, Inc., Class A	724,990	55,389,236
	Hurco Cos., Inc.	165,826	4,200,373
*	Huron Consulting Group, Inc.	410,082	27,516,502
	Hyster-Yale Materials Handling, Inc.	150,639	5,210,603
	ICF International, Inc.	395,196	37,286,743
*	IES Holdings, Inc.	20,051	661,683
	Insteel Industries, Inc.	113,809	3,562,222
	Interface, Inc.	169,170	2,451,273
*	JELD-WEN Holding, Inc.	295,576	5,255,341
#*	JetBlue Airways Corp.	6,267,807	52,774,935
	Kaman Corp.	72,427	2,229,303
#*	KAR Auction Services, Inc.	1,091,803	18,669,831
	Kelly Services, Inc., Class A	1,011,587	21,931,206
	Kennametal, Inc.	505,294	13,567,144
	Kimball International, Inc., Class B	143,336	1,173,922
*	Kirby Corp.	689,353	43,732,554
	Korn Ferry	621,933	40,742,831
*	Kratos Defense & Security Solutions, Inc.	19,093	274,748

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Lawson Products, Inc.	50,326	$2,496,170
*	LB Foster Co., Class A	159,500	2,331,890
*	Limbach Holdings, Inc.	98,581	527,408
*	LS Starrett Co., Class A	16,964	118,578
	LSI Industries, Inc.	180,040	1,089,242
*	Manitowoc Co., Inc.	899,624	10,282,702
	ManpowerGroup, Inc.	396,349	31,077,725
	ManTech International Corp., Class A	501,700	48,072,894
	Marten Transport Ltd.	1,969,801	42,468,910
#*	MasTec, Inc.	163,775	12,926,761
*	Matrix Service Co.	278,807	1,544,591
	Matson, Inc.	178,848	16,394,996
	Matthews International Corp., Class A	272,609	7,619,422
	Maxar Technologies, Inc.	538,091	14,786,741
*	Mayville Engineering Co., Inc.	34,216	244,302
	McGrath RentCorp	261,284	22,041,918
	MDU Resources Group, Inc.	1,016,796	29,049,862
*	Mercury Systems, Inc.	102,023	6,020,377
*	Mesa Air Group, Inc.	183,202	414,037
	Miller Industries, Inc.	302,895	7,278,567
	MillerKnoll, Inc.	1,364	41,070
*	Mistras Group, Inc.	251,760	1,553,359
	Moog, Inc., Class A	165,439	14,168,196
*	MRC Global, Inc.	524,135	6,090,449
	Mueller Industries, Inc.	73,105	4,922,160
*	MYR Group, Inc.	262,319	24,980,638
	National Presto Industries, Inc.	25,405	1,808,836
	Nielsen Holdings PLC	335,082	8,025,214
	NL Industries, Inc.	819,537	7,646,280
*	NN, Inc.	678,994	1,969,083
#*	Northwest Pipe Co.	171,482	5,375,961
*	NOW, Inc.	576,086	6,371,511
*	NV5 Global, Inc.	5,545	751,902
	nVent Electric PLC	1,186,763	41,904,602
#*	Orion Energy Systems, Inc.	39,245	83,199
*	Orion Group Holdings, Inc.	555,995	1,490,067
*	P&F Industries, Inc., Class A	17,337	95,353
*	PAM Transportation Services, Inc.	385,940	13,808,933
	Pangaea Logistics Solutions Ltd.	167,597	851,393
#	Park Aerospace Corp.	145,535	1,775,527
	Park-Ohio Holdings Corp.	236,464	4,197,236
*	Parsons Corp.	172,464	7,455,619
	Patriot Transportation Holding, Inc.	2,456	18,469
#*	Perma-Pipe International Holdings, Inc.	181,198	1,677,893
*	PGT Innovations, Inc.	73,222	1,603,562
#	Powell Industries, Inc.	237,800	5,697,688
	Preformed Line Products Co.	92,901	5,555,480
	Primoris Services Corp.	407,902	9,528,591
*	Proto Labs, Inc.	72,779	3,558,165
*	Quad/Graphics, Inc.	775,560	2,466,281
#	Quanex Building Products Corp.	765,699	18,843,852
*	Quest Resource Holding Corp.	12,405	52,101
*	Radiant Logistics, Inc.	543,620	3,941,245
*	RCM Technologies, Inc.	15,076	268,654
	Regal Rexnord Corp.	269,713	36,222,456
*	Resideo Technologies, Inc.	1,387,173	31,225,264
	Resources Connection, Inc.	707,805	15,189,495
#	REV Group, Inc.	674,863	7,855,405
	Rush Enterprises, Inc., Class A	931,794	44,903,153

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rush Enterprises, Inc., Class B	422,582	$22,925,073
	Ryder System, Inc.	125,855	9,856,964
	Schneider National, Inc., Class B	582,358	14,751,128
*	Servotronics, Inc.	15,025	166,928
*	SIFCO Industries, Inc.	49,091	157,096
*	SkyWest, Inc.	1,284,356	31,017,197
#*	Spirit Airlines, Inc.	1,319,995	32,696,276
	Standex International Corp.	79,206	7,689,318
	Steelcase, Inc., Class A	755,154	8,404,864
*	Stericycle, Inc.	64,123	3,005,445
*	Sterling Construction Co., Inc.	96,130	2,471,502
#*	Sunrun, Inc.	85,961	2,810,065
	Terex Corp.	322,397	10,803,523
	Textainer Group Holdings Ltd.	1,169,973	39,743,983
*	Thermon Group Holdings, Inc.	286,991	4,468,450
	Timken Co.	316,651	20,702,642
*	Titan Machinery, Inc.	564,449	15,877,950
	Trinity Industries, Inc.	1,727,741	44,834,879
	Triton International Ltd.	1,470,305	94,217,144
*	TrueBlue, Inc.	613,668	13,279,776
*	Tutor Perini Corp.	906,089	8,227,288
*	Twin Disc, Inc.	44,641	394,626
#*	U.S. Xpress Enterprises, Inc., Class A	123,093	432,056
	UFP Industries, Inc.	332,538	30,663,329
*	Ultralife Corp.	342,769	1,535,605
	UniFirst Corp.	107,618	21,081,290
*	Univar Solutions, Inc.	1,812,760	49,017,030
	Universal Logistics Holdings, Inc.	14,018	421,241
*	USA Truck, Inc.	177,880	5,546,298
*	Vectrus, Inc.	90,920	3,022,181
*	Veritiv Corp.	290,985	36,087,960
*	Viad Corp.	77,610	2,620,890
*	Virco Mfg. Corp.	43,931	184,510
	VSE Corp.	180,202	7,559,474
#	Wabash National Corp.	642,257	11,599,161
	Werner Enterprises, Inc.	1,040,937	45,759,591
*	WESCO International, Inc.	828,443	105,908,153
*	Willdan Group, Inc.	905	24,625
*	Willis Lease Finance Corp.	240,551	9,388,706
TOTAL INDUSTRIALS			2,895,619,903
INFORMATION TECHNOLOGY — (7.3%)
#*	Alithya Group, Inc., Class A	306,754	702,467
#*	Alpha & Omega Semiconductor Ltd.	634,703	26,663,873
	Amkor Technology, Inc.	5,369,322	108,299,225
*	Amtech Systems, Inc.	423,090	3,308,564
*	Arrow Electronics, Inc.	56,032	7,181,621
*	AstroNova, Inc.	174,943	2,090,569
*	Asure Software, Inc.	93,626	533,668
*	Aviat Networks, Inc.	10,148	298,148
	Avnet, Inc.	1,777,164	85,072,841
*	Aware, Inc.	643,548	1,319,273
*	AXT, Inc.	816,195	7,158,030
#	Bel Fuse, Inc., Class A	14,725	431,443
	Bel Fuse, Inc., Class B	201,364	4,979,732
	Belden, Inc.	49,790	3,222,409
#	Benchmark Electronics, Inc.	894,739	22,887,424
	BK Technologies Corp.	6,153	16,921
#*	BM Technologies, Inc.	91,962	551,772

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cass Information Systems, Inc.	36,545	$1,332,431
*	Cohu, Inc.	458,811	13,112,818
*	Computer Task Group, Inc.	34,821	303,291
	Comtech Telecommunications Corp.	584,122	6,787,498
	Concentrix Corp.	119,813	16,026,187
*	Conduent, Inc.	791,422	3,688,027
*	CSP, Inc.	117,769	942,152
	CTS Corp.	173,661	7,064,529
*	Daktronics, Inc.	790,484	2,988,030
*	Digi International, Inc.	790,447	22,519,835
*	Diodes, Inc.	155,104	12,620,812
#	Ebix, Inc.	165,919	3,925,644
*	EMCORE Corp.	81,981	262,339
*	ePlus, Inc.	172,055	9,561,096
*	Frequency Electronics, Inc.	250,978	1,656,455
*	Ichor Holdings Ltd.	11,142	348,299
#*	II-VI, Inc.	259,952	13,683,873
#*	Immersion Corp.	3,867	21,849
#*	Insight Enterprises, Inc.	545,911	50,993,547
*	inTEST Corp.	38,381	325,471
#*	Intevac, Inc.	453,471	2,185,730
*	IPG Photonics Corp.	55,133	5,876,075
*	Key Tronic Corp.	359,687	1,802,032
*	Kimball Electronics, Inc.	757,961	16,675,142
*	Knowles Corp.	2,225,286	43,949,398
#	Kulicke & Soffa Industries, Inc.	251,032	12,079,660
*	KVH Industries, Inc.	135,008	1,163,769
*	Kyndryl Holdings, Inc.	114,300	1,196,721
*	Magnachip Semiconductor Corp.	8,646	131,938
	Methode Electronics, Inc.	265,006	10,928,847
#*	NETGEAR, Inc.	419,880	10,824,506
#*	NetScout Systems, Inc.	1,713,786	60,976,506
#*	NetSol Technologies, Inc.	44,828	146,588
*	Onto Innovation, Inc.	236,453	19,684,712
*	Optical Cable Corp.	128,552	471,786
#*	Paysafe Ltd.	508,905	1,022,899
	PC Connection, Inc.	672,278	31,886,146
	PC-Tel, Inc.	159,850	736,908
#*	PFSweb, Inc.	5,802	63,300
*	Photronics, Inc.	1,178,861	28,068,680
*	Plexus Corp.	439,436	41,285,012
#*	Powerfleet, Inc.	28,203	77,558
#*	Rackspace Technology, Inc.	69,114	465,828
*	RF Industries Ltd.	48,062	329,705
*	Ribbon Communications, Inc.	91,005	308,507
	Richardson Electronics Ltd.	287,888	4,499,689
*	Sanmina Corp.	1,485,715	68,417,176
*	ScanSource, Inc.	614,771	19,641,933
*	SecureWorks Corp., Class A	10,452	103,788
#*	SigmaTron International, Inc.	6,121	42,847
#*»††	Silicon Graphics, Inc.	289,563	0
#	SolarWinds Corp.	1,386,564	14,850,100
*	StarTek, Inc.	97,262	311,238
*	Stratasys Ltd.	553,263	11,391,685
*	Super Micro Computer, Inc.	354,465	19,144,655
#*»††	Superior Telecom, Inc.	29,232	0
#*	Synchronoss Technologies, Inc.	30,462	40,819
	Taitron Components, Inc., Class A	7,394	27,432
*	TESSCO Technologies, Inc.	68,406	384,442

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Trio-Tech International	51,061	$249,688
#*	TTM Technologies, Inc.	2,492,820	33,727,855
#*	Turtle Beach Corp.	14,160	184,080
*	Ultra Clean Holdings, Inc.	138,083	4,639,589
*	Upland Software, Inc.	4,414	49,966
#*	Viasat, Inc.	852,434	28,070,652
	Vishay Intertechnology, Inc.	2,771,189	57,252,765
*	Vishay Precision Group, Inc.	285,728	8,908,999
	Xerox Holdings Corp.	3,281,493	56,211,975
	Xperi Holding Corp.	903,927	15,149,817
TOTAL INFORMATION TECHNOLOGY			1,078,521,306
MATERIALS — (6.8%)
*	Advanced Emissions Solutions, Inc.	123,533	604,076
	AdvanSix, Inc.	251,176	9,868,705
#*	AgroFresh Solutions, Inc.	210,563	372,697
*	American Biltrite, Inc.	25	3,875
	American Vanguard Corp.	786,712	18,416,928
#*	Ampco-Pittsburgh Corp.	39,223	172,581
*	Arconic Corp.	320,116	9,670,704
	Ashland Global Holdings, Inc.	486,497	48,878,354
	Avient Corp.	200,960	8,671,424
#	Carpenter Technology Corp.	1,198,317	38,513,908
*	Clearwater Paper Corp.	104,896	3,744,787
#*	Coeur Mining, Inc.	1,479,657	4,749,699
	Commercial Metals Co.	2,548,479	100,970,738
*	Core Molding Technologies, Inc.	155,132	1,684,734
	Ecovyst, Inc.	559,256	5,721,189
	Element Solutions, Inc.	5,211,089	102,971,119
*	Flexible Solutions International, Inc.	4,237	9,893
	Fortitude Gold Corp.	45,330	274,247
	Friedman Industries, Inc.	171,881	1,656,933
	FutureFuel Corp.	623,752	4,484,777
	Glatfelter Corp.	1,083,631	6,653,494
#	Gold Resource Corp.	147,005	258,729
	Greif, Inc., Class A	583,474	41,204,934
	Greif, Inc., Class B	19,539	1,364,213
	Hawkins, Inc.	43,872	1,743,912
#	Haynes International, Inc.	309,598	11,969,059
	HB Fuller Co.	453,011	29,083,306
#	Hecla Mining Co.	10,748,485	48,690,637
	Huntsman Corp.	1,046,950	30,319,672
	Innospec, Inc.	78,666	8,023,932
#*	Intrepid Potash, Inc.	207,633	9,468,065
	Kaiser Aluminum Corp.	133,223	10,094,307
	Koppers Holdings, Inc.	66,771	1,571,789
	Kronos Worldwide, Inc.	272,697	4,791,286
	Materion Corp.	399,652	32,747,485
	Mercer International, Inc.	1,328,215	21,198,311
	Minerals Technologies, Inc.	518,638	34,650,205
#	Nexa Resources SA	348,913	2,327,250
*	O-I Glass, Inc.	19,359	284,771
	Olin Corp.	423,568	22,139,899
#	Olympic Steel, Inc.	269,858	8,022,878
	Pactiv Evergreen, Inc.	3,628	37,078
*	Rayonier Advanced Materials, Inc.	1,298,084	4,595,217
*	Resolute Forest Products, Inc.	1,376,076	27,906,821
	Ryerson Holding Corp.	69,128	1,894,107
	Schnitzer Steel Industries, Inc., Class A	671,026	23,861,685

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Schweitzer-Mauduit International, Inc.	286,705	$6,264,504
	Stepan Co.	17,088	1,917,444
*	Summit Materials, Inc., Class A	1,538,747	42,330,930
	SunCoke Energy, Inc.	1,785,340	13,211,516
*	Synalloy Corp.	56,321	777,793
*	TimkenSteel Corp.	626,750	12,716,758
#	Tredegar Corp.	627,213	6,573,192
	TriMas Corp.	593,189	17,558,394
#	Trinseo PLC	125,415	4,486,095
	Tronox Holdings PLC, Class A	1,604,969	25,053,566
#	U.S. Steel Corp.	4,356,300	103,026,495
	United States Lime & Minerals, Inc.	3,711	381,751
*	Universal Stainless & Alloy Products, Inc.	143,469	1,219,487
	Warrior Met Coal, Inc.	380,293	12,142,755
*»	Webco Industries, Inc.	6,247	1,040,126
	Worthington Industries, Inc.	139,691	7,153,576
TOTAL MATERIALS			1,002,198,792
REAL ESTATE — (0.8%)
	Douglas Elliman, Inc.	12,700	76,200
*	Five Point Holdings LLC, Class A	137,506	580,275
#*	Forestar Group, Inc.	125,812	1,741,238
*	FRP Holdings, Inc.	44,086	2,601,074
*	Howard Hughes Corp.	621,701	44,072,384
	Kennedy-Wilson Holdings, Inc.	759,452	15,690,278
	Marcus & Millichap, Inc.	115,210	4,714,393
	Newmark Group, Inc., Class A	61,386	699,801
	RE/MAX Holdings, Inc., Class A	537,974	13,632,261
*	Realogy Holdings Corp.	2,573,146	25,551,340
*	Stratus Properties, Inc.	111,357	3,526,676
*	Tejon Ranch Co.	309,376	5,110,892
TOTAL REAL ESTATE			117,996,812
UTILITIES — (0.3%)
#	Brookfield Renewable Corp., Class A	296,821	11,611,638
	Genie Energy Ltd., Class B	3,270	31,490
	New Jersey Resources Corp.	546,154	25,226,853
#	Ormat Technologies, Inc.	164,406	14,227,695
TOTAL UTILITIES			51,097,676
TOTAL COMMON STOCKS			14,066,884,416
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	13,584	354,542
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	80,290	4,247,341
INDUSTRIALS — (0.1%)
#(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	308,594	8,686,921
TOTAL PREFERRED STOCKS			13,288,804
TOTAL INVESTMENT SECURITIES (Cost $9,672,178,428)			14,080,173,220

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	171,182,298	$171,182,298
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	46,772,533	541,017,886
TOTAL INVESTMENTS — (100.0%)
(Cost $10,384,345,289)^^			$14,792,373,404
As of July 31, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	951	09/16/22	$185,937,944	$196,547,925	$10,609,981
Total Futures Contracts			$185,937,944	$196,547,925	$10,609,981
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$349,651,804	—	—	$349,651,804
Consumer Discretionary	1,798,125,514	$455,149	—	1,798,580,663
Consumer Staples	603,118,922	1,427,509	—	604,546,431
Energy	1,477,387,749	—	—	1,477,387,749
Financials	4,087,271,420	1,106,684	—	4,088,378,104
Health Care	599,925,138	—	$2,980,038	602,905,176
Industrials	2,895,573,649	46,254	—	2,895,619,903
Information Technology	1,078,521,306	—	—	1,078,521,306
Materials	1,001,158,666	1,040,126	—	1,002,198,792
Real Estate	117,996,812	—	—	117,996,812
Utilities	51,097,676	—	—	51,097,676
Preferred Stocks
Communication Services	354,542	—	—	354,542
Consumer Discretionary	4,247,341	—	—	4,247,341
Industrials	8,686,921	—	—	8,686,921
Temporary Cash Investments	171,182,298	—	—	171,182,298
Securities Lending Collateral	—	541,017,886	—	541,017,886
Futures Contracts**	10,609,981	—	—	10,609,981
TOTAL	$14,254,909,739	$545,093,608	$2,980,038^	$14,802,983,385
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.9%)
	Activision Blizzard, Inc.	346,005	$27,663,100
#*††	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	3,212,000	373,619,840
*	Alphabet, Inc., Class C	2,978,380	347,398,243
*	Altice USA, Inc., Class A	273,714	2,876,734
*	AMC Networks, Inc., Class A	87,344	2,665,739
#*	Angi, Inc.	89,167	463,668
#*	Anterix, Inc.	27,414	1,219,649
	AT&T, Inc.	5,637,292	105,868,344
	ATN International, Inc.	39,019	1,796,435
#*	Audacy, Inc., Class A	111,349	70,929
*	Ballantyne Strong, Inc.	13,352	38,053
#*	Bandwidth, Inc., Class A	4,064	67,584
#*	Boston Omaha Corp., Class A	1,118	27,279
#*	Bumble, Inc., Class A	152,263	5,773,813
	Cable One, Inc.	10,002	13,769,553
#*	Cargurus, Inc.	51,420	1,248,992
*	Cars.com, Inc.	166,237	1,954,947
#*	Charter Communications, Inc., Class A	107,733	46,551,429
#*	Cinemark Holdings, Inc.	122,500	2,245,425
	Cogent Communications Holdings, Inc.	77,709	4,958,611
	Comcast Corp., Class A	3,386,644	127,066,883
#*	comScore, Inc.	3,480	6,995
#*	Consolidated Communications Holdings, Inc.	169,647	1,119,670
#*»††	Contra Costa Communications	5,421	0
#*	Cumulus Media, Inc., Class A	16,489	130,923
	DallasNews Corp.	7,816	51,429
*	DHI Group, Inc.	775,296	3,791,198
#*	DISH Network Corp., Class A	286,519	4,976,835
#*	EchoStar Corp., Class A	88,686	1,752,435
	Electronic Arts, Inc.	155,923	20,461,775
#*	Emerald Holding, Inc.	24,642	77,622
*	Endeavor Group Holdings, Inc., Class A	73,042	1,664,627
	Entravision Communications Corp., Class A	146,505	785,267
#*	EverQuote, Inc., Class A	5,754	60,129
#*	EW Scripps Co., Class A	154,031	2,196,482
*	Facebook, Inc., Class A	1,494,058	237,704,628
	Fox Corp., Class A	321,821	10,655,493
	Fox Corp., Class B	232,418	7,181,716
*	Frontier Communications Parent, Inc.	31,780	823,420
#*	Gaia, Inc.	18,401	73,052
#*	Gannett Co., Inc.	185,349	557,901
*	Gogo, Inc.	32,397	562,412
	Gray Television, Inc.	239,867	4,454,330
	Gray Television, Inc., Class A	600	10,080
*	Hemisphere Media Group, Inc.	38,900	302,642
*	IDT Corp., Class B	190,707	4,964,103
*	iHeartMedia, Inc., Class A	11,859	88,705
*	IMAX Corp.	97,078	1,631,881
	Interpublic Group of Cos., Inc.	678,493	20,266,586
*	Iridium Communications, Inc.	209,946	9,386,686
	John Wiley & Sons, Inc., Class A	83,774	4,374,678
	John Wiley & Sons, Inc., Class B	4,638	240,620

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class A	22,295	$2,406,299
*	Liberty Broadband Corp., Class C	132,267	14,407,844
*	Liberty Latin America Ltd., Class A	7,870	58,002
*	Liberty Latin America Ltd., Class C	244,638	1,795,643
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	426,089
*»	Liberty Media Corp.-Liberty Braves, Class B	239	6,741
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,376,832
*	Liberty Media Corp.-Liberty Formula One, Class A	32,394	2,008,104
*	Liberty Media Corp.-Liberty Formula One, Class C	220,182	14,921,734
*	Liberty Media Corp.-Liberty SiriusXM, Class A	74,237	2,958,345
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	94,245
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	7,515,030
#*	Lions Gate Entertainment Corp., Class A	140,712	1,232,637
#*	Lions Gate Entertainment Corp., Class B	229,850	1,910,054
*	Live Nation Entertainment, Inc.	139,583	13,119,406
#*	Loyalty Ventures, Inc.	32,606	96,188
#	Lumen Technologies, Inc.	1,824,813	19,872,214
*	Madison Square Garden Entertainment Corp.	47,519	2,767,031
*	Madison Square Garden Sports Corp.	2,142	329,397
*	Marchex, Inc., Class B	5,288	10,576
#*	Marcus Corp.	43,521	715,050
*	Match Group, Inc.	178,919	13,116,552
*	Netflix, Inc.	162,767	36,606,298
	New York Times Co., Class A	249,157	7,960,566
	News Corp., Class A	343,439	5,886,545
	News Corp., Class B	198,020	3,421,786
#	Nexstar Media Group, Inc., Class A	105,343	19,843,461
	Omnicom Group, Inc.	307,642	21,485,717
*	Ooma, Inc.	1,045	12,467
#	Paramount Global, Class A	15,306	413,874
#	Paramount Global, Class B	474,309	11,217,408
*	Pinterest, Inc., Class A	88,608	1,726,084
*	Playtika Holding Corp.	76,268	935,808
*	QuinStreet, Inc.	75,323	809,722
#*	Reading International, Inc., Class A	38,888	181,218
#*	ROBLOX Corp., Class A	63,498	2,725,969
#*	Roku, Inc.	21,704	1,422,046
	Saga Communications, Inc., Class A	1,544	36,145
*	Salem Media Group, Inc.	7,597	16,486
#	Scholastic Corp.	58,235	2,741,122
*	Sciplay Corp., Class A	17,146	233,871
#	Shenandoah Telecommunications Co.	130,070	2,900,561
#	Shutterstock, Inc.	61,200	3,457,800
#	Sinclair Broadcast Group, Inc., Class A	48,399	1,057,034
#	Sirius XM Holdings, Inc.	1,087,790	7,266,437
*	Snap, Inc., Class A	155,041	1,531,805
	Spok Holdings, Inc.	52,509	347,085
*	Spotify Technology SA	46,020	5,201,180
*	Take-Two Interactive Software, Inc.	148,492	19,709,343
#*	TechTarget, Inc.	39,812	2,595,344
	TEGNA, Inc.	472,548	9,895,155
	Telephone & Data Systems, Inc.	235,735	3,726,970
#*	Telesat Corp.	10,704	129,947
*	Thryv Holdings, Inc.	15,372	374,155
*	T-Mobile U.S., Inc.	470,607	67,325,037
*	Townsquare Media, Inc., Class A	28,652	229,216
#*	Travelzoo	58,147	295,968
#*	TripAdvisor, Inc.	159,476	3,031,639
*	TrueCar, Inc.	172,369	442,988

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Twitter, Inc.	257,723	$10,723,854
*	U.S. Cellular Corp.	70,794	2,073,556
#*	Urban One, Inc.	144,888	508,557
*	Urban One, Inc.	8,360	42,051
	Verizon Communications, Inc.	3,928,608	181,462,404
*	Walt Disney Co.	760,413	80,679,819
*	Warner Bros Discovery, Inc.	1,867,610	28,014,150
#	Warner Music Group Corp., Class A	10,591	317,730
*	WideOpenWest, Inc.	19,420	356,940
#	World Wrestling Entertainment, Inc., Class A	73,691	5,107,523
*	Yelp, Inc.	122,949	3,769,616
*	Zedge, Inc., Class B	7,377	20,361
#*	Ziff Davis, Inc.	100,702	8,246,487
TOTAL COMMUNICATION SERVICES			2,077,360,888
CONSUMER DISCRETIONARY — (11.2%)
#	Cheesecake Factory, Inc.	63,434	1,854,176
*	1-800-Flowers.com, Inc., Class A	70,961	707,481
#*	2U, Inc.	53,977	528,435
	Aaron's Co., Inc.	63,892	831,874
#*	Abercrombie & Fitch Co., Class A	126,695	2,256,438
#	Academy Sports & Outdoors, Inc.	53,509	2,302,492
#	Acushnet Holdings Corp.	122,824	5,985,214
#*	Adient PLC	176,612	5,965,953
#	ADT, Inc.	350,075	2,555,547
*	Adtalem Global Education, Inc.	101,505	4,070,350
	Advance Auto Parts, Inc.	103,912	20,119,441
*	Amazon.com, Inc.	4,822,875	650,846,981
	AMCON Distributing Co.	377	70,699
#*	American Axle & Manufacturing Holdings, Inc.	222,007	1,978,082
#	American Eagle Outfitters, Inc.	347,198	4,180,264
*	American Outdoor Brands, Inc.	41,033	324,161
*	American Public Education, Inc.	37,453	588,387
#*	America's Car-Mart, Inc.	16,795	1,739,458
*	Aptiv PLC	153,600	16,111,104
	Aramark	352,644	11,778,310
#	Ark Restaurants Corp.	3,088	61,575
	Arko Corp.	10,420	95,135
#*	Asbury Automotive Group, Inc.	41,573	7,135,590
	Autoliv, Inc.	158,853	13,661,358
*	AutoNation, Inc.	190,026	22,563,687
*	AutoZone, Inc.	14,590	31,184,520
*	Barnes & Noble Education, Inc.	86,236	233,700
#	Bassett Furniture Industries, Inc.	16,606	381,108
	Bath & Body Works, Inc.	155,937	5,542,001
#*	BBQ Holdings, Inc.	5,587	67,044
*	Beazer Homes USA, Inc.	68,898	1,016,245
#*	Bed Bath & Beyond, Inc.	125,907	633,312
	Best Buy Co., Inc.	351,343	27,049,898
#	Big 5 Sporting Goods Corp.	217,841	2,801,435
#	Big Lots, Inc.	80,654	1,628,404
*	Biglari Holdings, Inc., Class A	309	185,246
*	Biglari Holdings, Inc., Class B	3,890	467,617
*	BJ's Restaurants, Inc.	30,428	714,145
#	Bloomin' Brands, Inc.	125,935	2,567,815
	Bluegreen Vacations Holding Corp.	9,703	254,995
*	Booking Holdings, Inc.	17,120	33,139,013
#*	Boot Barn Holdings, Inc.	62,822	3,913,811
	BorgWarner, Inc.	457,862	17,609,372

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Boyd Gaming Corp.	41,929	$2,327,479
*	Bright Horizons Family Solutions, Inc.	59,337	5,558,097
*	Brinker International, Inc.	62,544	1,735,596
	Brunswick Corp.	163,884	13,130,386
	Buckle, Inc.	51,370	1,551,374
	Build-A-Bear Workshop, Inc.	34,148	545,344
#*	Burlington Stores, Inc.	30,146	4,254,505
#*	Caesars Entertainment, Inc.	46,259	2,113,574
#	Caleres, Inc.	77,055	1,912,505
#*	Callaway Golf Co.	46,844	1,075,070
#	Camping World Holdings, Inc., Class A	24,923	673,918
*	Capri Holdings Ltd.	254,099	12,369,539
#*	CarMax, Inc.	226,360	22,531,874
#*	Carnival Corp.	494,919	4,483,966
#*	CarParts.com, Inc.	22,016	175,688
	Carriage Services, Inc.	42,220	1,531,742
#	Carrols Restaurant Group, Inc.	91,577	228,027
#	Carter's, Inc.	81,521	6,642,331
#*	Carvana Co.	12,126	353,473
#	Cato Corp., Class A	41,230	509,190
*	Cavco Industries, Inc.	15,131	3,900,620
	Century Communities, Inc.	72,027	3,685,622
#*	Chegg, Inc.	116,369	2,478,660
#*	Chewy, Inc., Class A	32,568	1,263,964
#*	Chico's FAS, Inc.	185,709	932,259
*	Children's Place, Inc.	23,576	1,021,784
*	Chipotle Mexican Grill, Inc.	16,734	26,175,657
	Choice Hotels International, Inc.	70,968	8,577,902
	Churchill Downs, Inc.	35,650	7,479,370
#*	Chuy's Holdings, Inc.	35,308	784,897
#*	Citi Trends, Inc.	36,097	887,264
#	Columbia Sportswear Co.	111,496	8,251,819
#*	Conn's, Inc.	58,402	550,147
*	Container Store Group, Inc.	79,174	590,638
††	Contra Zagg, Inc.	55,398	4,986
*	Cooper-Standard Holdings, Inc.	37,891	163,310
#	Cracker Barrel Old Country Store, Inc.	44,104	4,192,967
*	Crocs, Inc.	50,092	3,588,591
	Crown Crafts, Inc.	10,832	70,841
	Culp, Inc.	23,254	116,735
	Dana, Inc.	268,545	4,500,814
	Darden Restaurants, Inc.	128,610	16,010,659
*	Dave & Buster's Entertainment, Inc.	51,855	1,937,303
*	Deckers Outdoor Corp.	49,263	15,429,664
*	Delta Apparel, Inc.	10,000	233,900
#*	Denny's Corp.	102,137	991,750
#	Designer Brands, Inc., Class A	128,487	1,854,067
#*	Destination XL Group, Inc.	10,654	44,108
#	Dick's Sporting Goods, Inc.	129,201	12,091,922
#	Dillard's, Inc., Class A	42,601	9,685,337
#	Dine Brands Global, Inc.	4,435	316,260
	Dollar General Corp.	181,369	45,057,501
*	Dollar Tree, Inc.	302,490	50,019,746
	Domino's Pizza, Inc.	25,961	10,179,568
*	Dorman Products, Inc.	51,956	5,252,232
	DR Horton, Inc.	430,128	33,562,888
*	Duluth Holdings, Inc., Class B	5,670	54,659
	eBay, Inc.	752,066	36,572,970
	Educational Development Corp.	5,764	19,482

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	66,941	$650,667
	Escalade, Inc.	25,241	318,289
#	Ethan Allen Interiors, Inc.	46,997	1,080,461
#*	Etsy, Inc.	81,324	8,434,925
*	Expedia Group, Inc.	44,251	4,692,819
*	Fiesta Restaurant Group, Inc.	56,297	462,198
#*	Five Below, Inc.	84,265	10,707,554
	Flanigan's Enterprises, Inc.	1,100	30,800
#	Flexsteel Industries, Inc.	14,862	271,380
#*	Floor & Decor Holdings, Inc., Class A	129,586	10,440,744
#	Foot Locker, Inc.	222,538	6,313,403
	Ford Motor Co.	2,088,826	30,684,854
#*	Fossil Group, Inc.	94,331	568,816
*	Fox Factory Holding Corp.	62,549	5,920,888
#	Franchise Group, Inc.	16,398	539,986
#*	frontdoor, Inc.	103,384	2,767,590
*	Full House Resorts, Inc.	1,684	10,458
#*	Funko, Inc., Class A	38,847	1,018,180
#	Gap, Inc.	487,964	4,694,214
	Garmin Ltd.	184,653	18,025,826
*	General Motors Co.	1,077,916	39,085,234
*	Genesco, Inc.	31,488	1,764,902
	Gentex Corp.	438,946	12,387,056
*	Gentherm, Inc.	66,801	4,312,673
	Genuine Parts Co.	141,647	21,653,577
*	G-III Apparel Group Ltd.	91,035	2,010,963
*	Good Times Restaurants, Inc.	689	2,191
*	Goodyear Tire & Rubber Co.	499,634	6,135,506
#*	GoPro, Inc., Class A	44,031	280,037
	Graham Holdings Co., Class B	8,782	5,220,811
*	Grand Canyon Education, Inc.	79,088	7,597,984
#*	Green Brick Partners, Inc.	14,320	383,776
#	Group 1 Automotive, Inc.	41,040	7,260,797
#*	Groupon, Inc.	9,500	100,700
	Guess?, Inc.	146,916	2,778,182
#	H&R Block, Inc.	203,394	8,127,624
#	Hamilton Beach Brands Holding Co., Class A	21,074	249,516
#	Hanesbrands, Inc.	689,178	7,705,010
	Harley-Davidson, Inc.	252,407	9,543,509
	Hasbro, Inc.	129,306	10,178,968
#	Haverty Furniture Cos., Inc.	39,090	1,068,330
	Haverty Furniture Cos., Inc., Class A	1,608	42,901
#*	Helen of Troy Ltd.	42,508	5,687,145
#	Hibbett, Inc.	35,730	1,676,452
*	Hilton Grand Vacations, Inc.	134,862	5,498,324
	Hilton Worldwide Holdings, Inc.	165,906	21,247,581
	Home Depot, Inc.	578,985	174,239,746
	Hooker Furnishings Corp.	28,755	475,608
*	Horizon Global Corp.	29,949	42,528
*	Hyatt Hotels Corp., Class A	57,885	4,789,984
	Installed Building Products, Inc.	55,478	5,626,579
#	International Game Technology PLC	41,102	778,883
*	iRobot Corp.	48,149	2,215,335
*	J Jill, Inc.	933	14,947
#	Jack in the Box, Inc.	33,995	2,350,414
	Jerash Holdings US, Inc.	1,800	10,476
#	Johnson Outdoors, Inc., Class A	19,173	1,290,535
	KB Home	105,351	3,438,657
#	Kohl's Corp.	300,033	8,742,962

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Kontoor Brands, Inc.	59,663	$2,177,699
*	Koss Corp.	884	6,851
#*	Kura Sushi USA, Inc., Class A	1,729	145,997
#*	Lakeland Industries, Inc.	13,493	216,428
#*	Lands' End, Inc.	61,326	781,906
#*	Las Vegas Sands Corp.	113,038	4,260,402
	Laureate Education, Inc., Class A	99,669	1,180,081
*††	Lazare Kaplan International	1,600	0
	La-Z-Boy, Inc.	93,977	2,619,139
#*	Lazydays Holdings, Inc.	2,974	40,506
#	LCI Industries	54,831	7,407,120
	Lear Corp.	115,316	17,428,860
#	Leggett & Platt, Inc.	268,693	10,650,991
	Lennar Corp., Class A	263,561	22,402,685
	Lennar Corp., Class B	21,010	1,426,159
#*	Leslie's, Inc.	43,300	656,428
#	Levi Strauss & Co., Class A	84,955	1,607,349
#*	LGI Homes, Inc.	48,714	5,494,939
#	Lifetime Brands, Inc.	37,101	399,207
*	Lincoln Educational Services Corp.	13,808	99,970
#*	Liquidity Services, Inc.	77,445	1,558,968
	Lithia Motors, Inc.	50,814	13,479,938
*	Live Ventures, Inc.	320	11,158
	LKQ Corp.	298,435	16,366,175
#*	LL Flooring Holdings, Inc.	46,392	465,776
*	Lovesac Co.	6,714	209,208
	Lowe's Cos., Inc.	344,048	65,895,513
*	Lululemon Athletica, Inc.	69,086	21,451,894
*	M/I Homes, Inc.	45,749	2,104,911
	Macy's, Inc.	609,715	10,761,470
#*	Malibu Boats, Inc., Class A	51,158	3,194,817
#	Marine Products Corp.	11,488	124,760
#*	MarineMax, Inc.	63,014	2,573,492
	Marriott International, Inc., Class A	191,220	30,369,560
	Marriott Vacations Worldwide Corp.	63,590	8,706,743
#*	MasterCraft Boat Holdings, Inc.	51,077	1,210,014
*	Mattel, Inc.	425,735	9,877,052
	McDonald's Corp.	392,232	103,302,142
	MDC Holdings, Inc.	148,758	5,392,477
*	Meritage Homes Corp.	85,142	7,518,039
	MGM Resorts International	365,526	11,963,666
*	Modine Manufacturing Co.	102,280	1,341,914
*	Mohawk Industries, Inc.	69,893	8,979,853
*	Monarch Casino & Resort, Inc.	6,425	412,164
#	Monro, Inc.	58,577	2,937,637
*	Motorcar Parts of America, Inc.	54,774	825,444
#	Movado Group, Inc.	30,786	1,046,108
	Murphy USA, Inc.	72,103	20,503,209
	Nathan's Famous, Inc.	8,747	480,998
#*	National Vision Holdings, Inc.	131,567	3,833,862
#*	Nautilus, Inc.	69,651	121,193
	Newell Brands, Inc.	634,860	12,830,521
	NIKE, Inc., Class B	800,025	91,938,873
	Nobility Homes, Inc.	1,105	28,730
*	Noodles & Co.	11,233	58,524
	Nordstrom, Inc.	164,623	3,870,287
#*	Norwegian Cruise Line Holdings Ltd.	314,847	3,825,391
*	NVR, Inc.	4,300	18,890,330
*	ODP Corp.	104,503	3,793,459

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Ollie's Bargain Outlet Holdings, Inc.	115,869	$6,830,478
*	ONE Group Hospitality, Inc.	2,559	21,470
#*	OneSpaWorld Holdings Ltd.	18,026	129,967
*	O'Reilly Automotive, Inc.	35,048	24,659,422
	Oxford Industries, Inc.	36,978	3,527,701
#	Papa John's International, Inc.	52,642	5,047,841
	Patrick Industries, Inc.	58,494	3,551,756
#*	Peloton Interactive, Inc., Class A	106,055	1,006,462
#*	Penn National Gaming, Inc.	120,323	4,157,160
#	Penske Automotive Group, Inc.	160,308	18,353,663
*	Perdoceo Education Corp.	151,914	2,081,222
#	PetMed Express, Inc.	26,614	580,717
*	Planet Fitness, Inc., Class A	118,732	9,357,269
*	Playa Hotels & Resorts NV	57,777	396,350
*	PlayAGS, Inc.	13,971	66,223
#	Polaris, Inc.	118,376	13,883,137
	Pool Corp.	39,521	14,136,662
*	Potbelly Corp.	44,397	225,093
	PulteGroup, Inc.	469,726	20,489,448
#*	Purple Innovation, Inc.	19,782	69,039
	PVH Corp.	106,998	6,625,316
#*	Quotient Technology, Inc.	127,255	352,496
	Qurate Retail, Inc., Class A	634,821	1,733,061
	Ralph Lauren Corp.	78,745	7,766,619
	RCI Hospitality Holdings, Inc.	8,400	478,464
#*	Red Robin Gourmet Burgers, Inc.	24,292	212,312
#	Red Rock Resorts, Inc., Class A	108,474	4,266,282
	Rent-A-Center, Inc.	133,011	3,129,749
#*	Revolve Group, Inc.	37,490	1,061,717
#*	RH	25,398	7,096,963
#	Rocky Brands, Inc.	7,436	244,496
	Ross Stores, Inc.	395,702	32,154,744
#*	Royal Caribbean Cruises Ltd.	181,804	7,037,633
#	Ruth's Hospitality Group, Inc.	75,815	1,330,553
#*	Sally Beauty Holdings, Inc.	197,310	2,521,622
*	Scientific Games Corp., Class A	132,363	6,742,571
*	SeaWorld Entertainment, Inc.	100,649	4,803,977
	Service Corp. International	257,961	19,207,776
#*	Shake Shack, Inc., Class A	38,688	1,990,884
#	Shoe Carnival, Inc.	61,692	1,345,503
#	Signet Jewelers Ltd.	112,657	6,867,571
*	Six Flags Entertainment Corp.	32,603	739,110
*	Skechers USA, Inc., Class A	211,628	8,033,399
*	Skyline Champion Corp.	96,528	6,110,222
#*	Sleep Number Corp.	40,053	1,804,788
#	Smith & Wesson Brands, Inc.	149,336	2,172,839
#	Sonic Automotive, Inc., Class A	99,885	4,180,187
#*	Sonos, Inc.	100,566	2,223,514
#*	Sportsman's Warehouse Holdings, Inc.	119,009	1,173,429
	Standard Motor Products, Inc.	50,632	2,315,908
	Starbucks Corp.	610,387	51,748,610
	Steven Madden Ltd.	145,902	4,625,093
#*	Stitch Fix, Inc., Class A	10,962	65,443
*	Stoneridge, Inc.	73,619	1,385,510
#	Strategic Education, Inc.	35,908	2,579,272
*	Strattec Security Corp.	5,496	163,231
#*	Stride, Inc.	90,178	4,029,153
	Superior Group of Cos., Inc.	33,980	627,271
*	Superior Industries International, Inc.	160,098	741,254

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sypris Solutions, Inc.	5,139	$10,278
	Tapestry, Inc.	491,330	16,523,428
	Target Corp.	398,108	65,042,885
*	Taylor Morrison Home Corp.	276,183	7,926,452
	Tempur Sealy International, Inc.	253,569	6,968,076
#*	Tenneco, Inc., Class A	80,858	1,525,790
*	Terminix Global Holdings, Inc.	191,779	8,572,521
*	Tesla, Inc.	320,604	285,802,436
#	Texas Roadhouse, Inc.	111,420	9,718,052
#	Thor Industries, Inc.	95,935	8,090,199
#	Tilly's, Inc., Class A	42,253	319,855
	TJX Cos., Inc.	776,764	47,506,886
	Toll Brothers, Inc.	193,184	9,500,789
*	TopBuild Corp.	65,045	13,771,327
	Tractor Supply Co.	133,523	25,566,984
	Travel & Leisure Co.	123,903	5,341,458
*	TravelCenters of America, Inc.	13,556	565,556
*	Tri Pointe Homes, Inc.	267,910	4,961,693
#*	Tupperware Brands Corp.	64,678	482,498
*	Ulta Beauty, Inc.	60,981	23,716,121
*	Under Armour, Inc., Class A	171,265	1,585,914
*	Under Armour, Inc., Class C	231,600	1,913,016
*	Unifi, Inc.	49,869	679,714
#*	Unique Fabricating, Inc.	4,774	4,965
*	Universal Electronics, Inc.	29,638	822,454
*	Universal Technical Institute, Inc.	55,794	448,584
#*	Urban Outfitters, Inc.	185,300	3,794,944
	Vail Resorts, Inc.	36,055	8,549,722
*	Vera Bradley, Inc.	83,961	351,797
	VF Corp.	301,846	13,486,479
#*	Victoria's Secret & Co.	74,892	2,768,008
*	Vince Holding Corp.	4,110	28,564
*	Vista Outdoor, Inc.	129,974	3,912,217
*	Visteon Corp.	45,101	5,753,986
#*	VOXX International Corp.	79,250	749,705
	Wendy's Co.	363,034	7,634,605
#	Weyco Group, Inc.	18,839	496,219
	Whirlpool Corp.	122,632	21,199,394
#	Williams-Sonoma, Inc.	135,931	19,631,155
#	Wingstop, Inc.	37,504	4,732,255
	Winmark Corp.	6,666	1,480,852
#	Winnebago Industries, Inc.	59,273	3,578,311
#	Wolverine World Wide, Inc.	125,179	2,812,772
#*	WW International, Inc.	96,800	642,752
	Wyndham Hotels & Resorts, Inc.	113,547	7,881,297
#*	Wynn Resorts Ltd.	69,330	4,401,068
#*	XPEL, Inc.	2,535	155,370
#*	YETI Holdings, Inc.	75,647	3,840,598
	Yum! Brands, Inc.	172,941	21,192,190
*	Zovio, Inc.	66,789	68,793
*	Zumiez, Inc.	48,597	1,263,522
TOTAL CONSUMER DISCRETIONARY			3,402,881,984
CONSUMER STAPLES — (6.4%)
	Albertsons Cos., Inc., Class A	77,052	2,068,846
#	Alico, Inc.	15,742	573,638
	Altria Group, Inc.	955,591	41,912,221
	Andersons, Inc.	66,984	2,422,811
	Archer-Daniels-Midland Co.	431,789	35,739,176

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	B&G Foods, Inc.	143,133	$3,536,816
*	BellRing Brands, Inc.	200,539	4,841,011
*	BJ's Wholesale Club Holdings, Inc.	191,460	12,961,842
#*	Boston Beer Co., Inc. , Class A	12,086	4,597,877
*	Bridgford Foods Corp.	5,919	75,171
	Brown-Forman Corp., Class A	54,490	3,945,076
	Brown-Forman Corp., Class B	225,181	16,712,934
	Bunge Ltd.	249,126	23,001,804
#	Calavo Growers, Inc.	31,981	1,288,834
#	Cal-Maine Foods, Inc.	70,316	3,593,851
	Campbell Soup Co.	461,883	22,793,926
	Casey's General Stores, Inc.	71,921	14,574,791
#*	Celsius Holdings, Inc.	12,612	1,121,964
#*	Central Garden & Pet Co.	25,073	1,086,664
*	Central Garden & Pet Co., Class A	89,901	3,667,961
#*	Chefs' Warehouse, Inc.	65,464	2,265,709
	Church & Dwight Co., Inc.	236,332	20,790,126
	Clorox Co.	109,115	15,476,872
	Coca-Cola Co.	2,596,050	166,588,528
#	Coca-Cola Consolidated, Inc.	14,639	7,509,807
#	Coffee Holding Co., Inc.	300	789
	Colgate-Palmolive Co.	471,504	37,126,225
	Conagra Brands, Inc.	429,115	14,680,024
	Constellation Brands, Inc., Class A	70,197	17,290,223
	Costco Wholesale Corp.	266,821	144,430,207
*	Coty, Inc., Class A	1,007,252	7,373,085
*	Cyanotech Corp.	800	2,464
*	Darling Ingredients, Inc.	312,072	21,620,348
#	Edgewell Personal Care Co.	89,379	3,555,497
*	elf Beauty, Inc.	84,378	2,829,194
#	Energizer Holdings, Inc.	90,665	2,677,337
	Estee Lauder Cos., Inc., Class A	128,727	35,155,344
*	Farmer Bros Co.	49,522	251,572
	Flowers Foods, Inc.	395,981	11,249,820
	Fresh Del Monte Produce, Inc.	105,829	3,144,180
#*	Freshpet, Inc.	23,684	1,265,673
	General Mills, Inc.	519,639	38,863,801
#*	Grocery Outlet Holding Corp.	21,294	909,680
*	Hain Celestial Group, Inc.	151,050	3,436,387
#*	Herbalife Nutrition Ltd.	206,259	5,034,782
	Hershey Co.	123,243	28,094,474
	Hormel Foods Corp.	395,113	19,494,875
*	Hostess Brands, Inc.	293,717	6,643,879
#	Ingles Markets, Inc., Class A	36,506	3,484,863
	Ingredion, Inc.	132,159	12,023,826
	Inter Parfums, Inc.	48,245	4,027,010
	J M Smucker Co.	105,829	14,003,293
#	J&J Snack Foods Corp.	24,949	3,380,839
	John B. Sanfilippo & Son, Inc.	23,822	1,784,268
	Kellogg Co.	404,061	29,868,189
	Keurig Dr Pepper, Inc.	326,838	12,661,704
	Kimberly-Clark Corp.	198,892	26,211,977
	Kraft Heinz Co.	354,517	13,056,861
	Kroger Co.	1,272,898	59,113,383
	Lamb Weston Holdings, Inc.	125,502	9,997,489
	Lancaster Colony Corp.	48,206	6,381,510
*	Landec Corp.	58,908	617,356
	Lifevantage Corp.	11,327	48,140
#*	Lifeway Foods, Inc.	13,678	73,314

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Limoneira Co.	35,823	$453,877
	McCormick & Co., Inc.	226,576	19,791,414
	McCormick & Co., Inc.	8,596	752,580
	Medifast, Inc.	20,616	3,467,405
#	MGP Ingredients, Inc.	32,587	3,427,501
	Molson Coors Beverage Co., Class B	225,082	13,448,649
	Mondelez International, Inc., Class A	577,565	36,987,263
*	Monster Beverage Corp.	173,281	17,262,253
#	National Beverage Corp.	93,322	5,056,186
*	Natural Alternatives International, Inc.	9,699	97,087
	Natural Grocers by Vitamin Cottage, Inc.	54,891	910,093
#	Natural Health Trends Corp.	13,193	71,110
*	Nature's Sunshine Products, Inc.	34,510	360,629
	Nu Skin Enterprises, Inc., Class A	106,211	4,621,241
	Ocean Bio-Chem, Inc.	3,050	39,559
	Oil-Dri Corp. of America	8,525	256,944
	PepsiCo, Inc.	1,155,131	202,101,720
*	Performance Food Group Co.	230,398	11,453,085
	Philip Morris International, Inc.	773,755	75,170,298
#*	Pilgrim's Pride Corp.	258,564	8,111,153
*	Post Holdings, Inc.	158,181	13,752,256
	PriceSmart, Inc.	55,390	3,676,788
	Procter & Gamble Co.	1,579,025	219,342,363
#	Reynolds Consumer Products, Inc.	11,216	325,937
#*	Rite Aid Corp.	52,805	434,585
	Rocky Mountain Chocolate Factory, Inc.	5,266	35,598
#*	S&W Seed Co.	43,698	42,182
	Seaboard Corp.	622	2,525,718
*	Seneca Foods Corp., Class A	18,887	1,075,048
*»	Seneca Foods Corp., Class B	1,493	88,729
*	Simply Good Foods Co.	139,741	4,558,351
	SpartanNash Co.	87,356	2,820,725
	Spectrum Brands Holdings, Inc.	95,318	6,628,414
*	Sprouts Farmers Market, Inc.	266,232	7,358,652
	Sysco Corp.	376,177	31,937,427
#	Tootsie Roll Industries, Inc.	37,856	1,329,503
*	TreeHouse Foods, Inc.	117,774	5,113,747
	Turning Point Brands, Inc.	40,051	961,224
	Tyson Foods, Inc., Class A	351,865	30,967,639
*	U.S. Foods Holding Corp.	333,333	10,499,989
*	United Natural Foods, Inc.	129,013	5,484,343
	United-Guardian, Inc.	1,741	27,247
#	Universal Corp.	53,407	2,985,985
*	USANA Health Sciences, Inc.	46,387	3,229,463
	Vector Group Ltd.	225,683	2,514,109
#	Village Super Market, Inc., Class A	24,867	561,248
*	Vital Farms, Inc.	6,185	72,983
	Walgreens Boots Alliance, Inc.	519,045	20,564,563
	Walmart, Inc.	963,071	127,173,526
#	WD-40 Co.	18,571	3,293,938
#	Weis Markets, Inc.	54,171	4,167,375
*	Willamette Valley Vineyards, Inc.	1,470	9,158
TOTAL CONSUMER STAPLES			1,932,410,998
ENERGY — (5.6%)
	Adams Resources & Energy, Inc.	3,234	109,956
#*	Alto Ingredients, Inc.	52,100	224,030
#	Antero Midstream Corp.	413,931	4,164,146
*	Antero Resources Corp.	447,117	17,723,718

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	APA Corp.	148,075	$5,503,948
	Arch Resources, Inc.	33,151	4,281,120
	Archrock, Inc.	357,931	3,020,938
*	Ardmore Shipping Corp.	97,147	791,748
	Baker Hughes Co.	537,224	13,801,285
*	Battalion Oil Corp.	5,434	57,546
	Berry Corp.	86,019	734,602
#	Brigham Minerals, Inc., Class A	13,952	370,426
#*	Bristow Group, Inc.	15,448	398,558
	Cabot Oil & Gas Corp.	1,424,119	43,563,800
#	Cactus, Inc., Class A	57,555	2,393,712
#	California Resources Corp.	74,100	3,324,126
*	Callon Petroleum Co.	78,737	3,625,052
#*	Centennial Resource Development, Inc., Class A	449,928	2,996,520
#*	Centrus Energy Corp., Class A	319	10,575
#	ChampionX Corp.	378,058	7,897,632
	Cheniere Energy, Inc.	178,500	26,700,030
#	Chesapeake Energy Corp.	28,903	2,721,796
	Chevron Corp.	1,292,636	211,707,924
#	Civitas Resources, Inc.	42,832	2,525,375
#*	Clean Energy Fuels Corp.	381,633	2,472,982
*	CNX Resources Corp.	455,989	7,874,930
#*	Comstock Resources, Inc.	524,228	8,350,952
	ConocoPhillips	1,164,407	113,448,174
#*	CONSOL Energy, Inc.	64,834	3,975,621
#	Continental Resources, Inc.	277,636	19,126,344
#	Core Laboratories NV	55,784	1,056,549
#	Crescent Energy, Inc., Class A	3,319	48,457
#	CVR Energy, Inc.	177,721	5,960,762
	Delek U.S. Holdings, Inc.	162,717	4,338,035
*	Denbury, Inc.	67,734	4,870,752
	Devon Energy Corp.	937,126	58,898,369
#	DHT Holdings, Inc.	372,797	2,449,276
	Diamondback Energy, Inc.	212,998	27,268,004
#*	DMC Global, Inc.	29,869	679,818
	Dorian LPG Ltd.	61,770	995,732
*	Dril-Quip, Inc.	71,096	1,823,612
*	DTE Midstream LLC	78,932	4,343,628
#*	Earthstone Energy, Inc., Class A	53,052	752,808
*	Energy Services of America Corp.	6,208	13,223
#	EnLink Midstream LLC	667,588	6,542,362
	EOG Resources, Inc.	500,872	55,706,984
	Epsilon Energy Ltd.	60,463	386,359
#	EQT Corp.	397,989	17,523,456
	Equitrans Midstream Corp.	711,593	5,586,005
	Evolution Petroleum Corp.	88,922	600,224
#*	Expro Group Holdings NV	60,540	737,377
*	Exterran Corp.	61,573	253,065
	Exxon Mobil Corp.	2,846,089	275,871,407
#*	Forum Energy Technologies, Inc.	11,503	227,759
*	Geospace Technologies Corp.	24,656	116,623
#*	Green Plains, Inc.	122,398	4,408,776
*	Gulf Island Fabrication, Inc.	63,013	212,354
#*	Hallador Energy Co.	3,100	20,739
	Halliburton Co.	954,513	27,967,231
*	Helix Energy Solutions Group, Inc.	370,680	1,497,547
#	Helmerich & Payne, Inc.	236,024	10,927,911
	Hess Corp.	328,877	36,988,796
	HF Sinclair Corp.	309,128	14,782,501

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Independence Contract Drilling, Inc.	2,220	$7,837
#	International Seaways, Inc.	56,633	1,339,370
	Kinder Morgan, Inc.	1,106,475	19,905,485
*	Kosmos Energy Ltd.	887,646	5,627,676
#*	Laredo Petroleum, Inc.	39,305	3,485,174
*	Liberty Energy, Inc., Class A	240,517	3,415,341
#	Magnolia Oil & Gas Corp., Class A	265,103	6,396,935
*	Mammoth Energy Services, Inc.	9,845	28,747
	Marathon Oil Corp.	1,171,032	29,041,594
	Marathon Petroleum Corp.	528,844	48,473,841
	Matador Resources Co.	308,984	17,853,096
#	Murphy Oil Corp.	319,973	11,243,851
*	Nabors Industries Ltd.	17,056	2,430,309
	NACCO Industries, Inc., Class A	13,931	547,488
*	Natural Gas Services Group, Inc.	25,016	251,411
*	NCS Multistage Holdings, Inc.	343	10,702
#	New Fortress Energy, Inc.	23,954	1,173,027
*	Newpark Resources, Inc.	166,702	586,791
*	NexTier Oilfield Solutions, Inc.	416,239	4,149,903
*	Noble Corp.	4,582	137,460
	Northern Oil & Gas, Inc.	12,626	364,008
	NOV, Inc.	517,227	9,625,594
#	Oasis Petroleum, Inc.	39,902	5,117,033
	Occidental Petroleum Corp.	1,257,584	82,686,148
*	Oceaneering International, Inc.	188,125	1,997,888
#*	Oil States International, Inc.	113,375	578,213
	ONEOK, Inc.	561,390	33,537,439
*	Overseas Shipholding Group, Inc., Class A	168,614	394,557
	Ovintiv, Inc.	221,886	11,336,156
*	Par Pacific Holdings, Inc.	138,110	2,278,815
#	Patterson-UTI Energy, Inc.	417,745	6,913,680
*	PBF Energy, Inc., Class A	266,635	8,892,277
	PDC Energy, Inc.	220,416	14,479,127
#*	Peabody Energy Corp.	291,400	6,116,486
	Phillips 66	302,239	26,899,271
#	PHX Minerals, Inc.	28,869	94,690
	Pioneer Natural Resources Co.	142,461	33,756,134
*	PrimeEnergy Resources Corp.	2,614	215,211
*	ProPetro Holding Corp.	182,468	1,919,563
*	Range Resources Corp.	589,071	19,480,578
#*	Ranger Energy Services, Inc.	10,562	97,065
#	Ranger Oil Corp., Class A	28,158	1,071,693
#*	REX American Resources Corp.	11,500	1,097,790
#*	RPC, Inc.	351,902	2,871,520
#*	SandRidge Energy, Inc.	36,068	675,554
	Schlumberger NV	850,708	31,501,717
	Scorpio Tankers, Inc.	118,692	4,582,698
*	SEACOR Marine Holdings, Inc.	63,811	472,201
*	Select Energy Services, Inc., Class A	202,993	1,516,358
	SFL Corp. Ltd.	257,092	2,563,207
#*	SilverBow Resources, Inc.	20,603	931,050
	SM Energy Co.	226,892	9,366,102
#*	Smart Sand, Inc.	48,900	118,338
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	743,573
*	Southwestern Energy Co.	1,504,273	10,620,167
*	Stabilis Solutions, Inc.	2,642	11,413
#*	Talos Energy, Inc.	184,220	3,490,969
	Targa Resources Corp.	325,362	22,485,768
*	TechnipFMC PLC	738,563	5,974,975

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Teekay Tankers Ltd., Class A	66,722	$1,392,488
*	TETRA Technologies, Inc.	142,621	624,680
#	Texas Pacific Land Corp.	861	1,578,945
#*	Tidewater, Inc.	74,980	1,651,809
*	U.S. Silica Holdings, Inc.	137,265	1,898,375
*	Valaris Ltd.	13,996	702,319
	Valero Energy Corp.	343,771	38,079,514
#*	W&T Offshore, Inc.	120,148	597,136
#*	Weatherford International PLC	34,551	799,165
	Williams Cos., Inc.	907,838	30,948,197
	World Fuel Services Corp.	136,776	3,791,431
TOTAL ENERGY			1,692,799,190
FINANCIALS — (13.1%)
	1st Source Corp.	58,116	2,802,353
*	Acacia Research Corp.	4,664	23,507
#	ACNB Corp.	13,445	442,206
	Affiliated Managers Group, Inc.	70,504	8,910,295
*	Affinity Bancshares, Inc.	6,685	99,272
	Aflac, Inc.	483,741	27,718,359
	Alerus Financial Corp.	442	10,891
*	Alleghany Corp.	13,754	11,518,700
#	Allegiance Bancshares, Inc.	41,667	1,835,015
	Allstate Corp.	390,740	45,704,858
	Ally Financial, Inc.	528,777	17,486,655
	A-Mark Precious Metals, Inc.	29,192	884,518
*	Ambac Financial Group, Inc.	33,328	392,271
#	Amerant Bancorp, Inc.	2,391	65,322
#	American Equity Investment Life Holding Co.	166,321	6,247,017
	American Express Co.	432,393	66,597,170
	American Financial Group, Inc.	126,871	16,960,115
	American International Group, Inc.	462,656	23,951,701
	American National Bankshares, Inc.	22,485	815,981
	Ameriprise Financial, Inc.	135,409	36,549,597
	Ameris Bancorp	126,400	5,977,456
	AMERISAFE, Inc.	36,226	1,650,457
	AmeriServ Financial, Inc.	8,436	33,238
	Ames National Corp.	17,858	396,448
	Aon PLC, Class A	150,813	43,892,615
	Apollo Global Management, Inc.	302,588	17,277,775
*	Arch Capital Group Ltd.	372,851	16,554,584
	Ares Management Corp., Class A	94,871	6,797,507
	Argo Group International Holdings Ltd.	71,702	2,351,109
	Arrow Financial Corp.	32,298	1,083,598
	Arthur J Gallagher & Co.	165,503	29,623,382
#	Artisan Partners Asset Management, Inc., Class A	82,759	3,290,498
*	Ashford, Inc.	404	5,838
*	AssetMark Financial Holdings, Inc.	1,457	27,668
#	Associated Banc-Corp.	267,037	5,367,444
	Associated Capital Group, Inc., Class A	5,637	230,553
	Assurant, Inc.	86,759	15,250,497
	Assured Guaranty Ltd.	175,467	10,245,518
	Atlantic American Corp.	2,737	7,691
	Atlantic Union Bankshares Corp.	143,174	4,952,389
#*	Atlanticus Holdings Corp.	16,795	648,959
	Auburn National BanCorp, Inc.	1,203	32,481
	Axis Capital Holdings Ltd.	137,209	6,927,682
*	Axos Financial, Inc.	117,359	4,900,912
#	B. Riley Financial, Inc.	4,403	226,931

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	126,233	$2,210,340
#	BancFirst Corp.	60,430	6,489,578
*	Bancorp, Inc.	140,123	3,447,026
	Bank of America Corp.	3,912,477	132,280,847
	Bank of Hawaii Corp.	69,691	5,582,946
	Bank of Marin Bancorp	28,828	943,252
	Bank of New York Mellon Corp.	433,530	18,841,214
	Bank of NT Butterfield & Son Ltd.	111,550	3,780,429
	Bank of Princeton	9,863	284,350
	Bank of South Carolina Corp.	5,861	101,044
	Bank of the James Financial Group, Inc.	3,363	43,046
	Bank OZK	225,356	9,036,776
	Bank7 Corp.	743	17,512
	BankFinancial Corp.	29,449	280,649
	BankUnited, Inc.	168,075	6,529,714
	Bankwell Financial Group, Inc.	8,501	278,663
	Banner Corp.	63,952	3,964,384
	Bar Harbor Bankshares	22,343	647,277
	Baycom Corp.	2,513	49,230
	BCB Bancorp, Inc.	29,823	574,391
*	Berkshire Hathaway, Inc., Class B	954,456	286,909,474
#	Berkshire Hills Bancorp, Inc.	93,583	2,636,233
	BGC Partners, Inc., Class A	566,106	2,066,287
	BlackRock, Inc.	61,690	41,281,714
	Blackstone, Inc.	312,752	31,922,597
*	Blucora, Inc.	54,213	1,084,260
	BOK Financial Corp.	97,679	8,598,682
	Bread Financial Holdings, Inc.	81,515	3,228,809
#*	Bridgewater Bancshares, Inc.	13,739	240,158
*	Brighthouse Financial, Inc.	138,514	6,014,278
#	BrightSphere Investment Group, Inc.	65,502	1,238,643
	Brookline Bancorp, Inc.	159,949	2,212,095
	Brown & Brown, Inc.	264,001	17,186,465
	Business First Bancshares, Inc.	1,885	44,260
	Byline Bancorp, Inc.	12,056	295,251
	C&F Financial Corp.	6,412	285,462
	Cadence Bank	318,170	8,304,237
*	California BanCorp	110	2,262
	Cambridge Bancorp	2,265	188,652
	Camden National Corp.	32,220	1,472,454
*	Cannae Holdings, Inc.	160,164	3,381,062
	Capital City Bank Group, Inc.	34,427	1,115,091
	Capital One Financial Corp.	398,175	43,731,560
	Capitol Federal Financial, Inc.	311,084	2,983,296
	Capstar Financial Holdings, Inc.	35,598	747,914
	Cathay General Bancorp	134,527	5,609,776
	CB Financial Services, Inc.	1,007	23,836
	Cboe Global Markets, Inc.	94,710	11,685,320
#	CBTX, Inc.	12,697	392,972
*»	CCUR Holdings, Inc.	1	6,500
	Central Pacific Financial Corp.	39,971	946,513
	Central Valley Community Bancorp	13,713	229,418
#	CF Bankshares, Inc.	2,535	51,993
	Charles Schwab Corp.	573,157	39,576,491
	Chemung Financial Corp.	9,008	407,792
	Chubb Ltd.	227,406	42,897,868
	Cincinnati Financial Corp.	131,496	12,799,821
	Citigroup, Inc.	1,060,314	55,030,297
	Citizens & Northern Corp.	13,301	324,943

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Community Bancorp, Inc.	18,370	$237,891
	Citizens Financial Group, Inc.	510,993	19,402,404
#	Citizens Holding Co.	1,272	21,942
*	Citizens, Inc.	39,312	152,137
	City Holding Co.	29,158	2,530,623
	Civista Bancshares, Inc.	27,140	587,852
	CME Group, Inc.	135,048	26,939,375
	CNA Financial Corp.	46,149	1,957,641
	CNB Financial Corp.	32,003	825,677
	CNO Financial Group, Inc.	184,317	3,455,944
*	Coastal Financial Corp.	3,622	149,335
	Codorus Valley Bancorp, Inc.	17,121	376,148
	Cohen & Co., Inc.	765	7,000
#	Cohen & Steers, Inc.	88,782	6,542,346
#*	Coinbase Global, Inc., Class A	7,300	459,608
#	Colony Bankcorp, Inc.	13,348	193,813
#	Columbia Banking System, Inc.	142,519	4,299,798
*	Columbia Financial, Inc.	5,103	103,795
	Comerica, Inc.	198,601	15,445,200
	Commerce Bancshares, Inc.	202,290	14,057,132
#	Community Bank System, Inc.	115,603	7,783,550
	Community Financial Corp.	9,835	359,961
	Community Trust Bancorp, Inc.	39,856	1,726,960
	Community West Bancshares	9,137	127,004
	ConnectOne Bancorp, Inc.	78,345	2,071,442
*	Consumer Portfolio Services, Inc.	137,807	1,766,686
#	Cowen, Inc., Class A	33,497	1,174,740
	Crawford & Co., Class A	73,029	529,460
	Crawford & Co., Class B	53,098	360,004
#*	Credit Acceptance Corp.	30,131	17,352,744
	Cullen/Frost Bankers, Inc.	96,437	12,575,385
#*	Customers Bancorp, Inc.	59,614	2,276,659
#	CVB Financial Corp.	243,472	6,493,398
	Diamond Hill Investment Group, Inc.	10,114	1,933,493
#	Dime Community Bancshares, Inc.	98,470	3,355,858
	Discover Financial Services	394,640	39,858,640
	Donegal Group, Inc., Class A	102,385	1,449,772
#	Donegal Group, Inc., Class B	2,147	31,904
#*	Donnelley Financial Solutions, Inc.	79,822	2,713,150
	Eagle Bancorp Montana, Inc.	10,879	209,965
	Eagle Bancorp, Inc.	67,893	3,328,794
	East West Bancorp, Inc.	229,404	16,466,619
#*	eHealth, Inc.	34,428	254,767
#*	Elevate Credit, Inc.	58,383	134,281
	Employers Holdings, Inc.	66,819	2,653,382
#*	Encore Capital Group, Inc.	69,740	5,051,268
*	Enova International, Inc.	84,162	2,904,431
*	Enstar Group Ltd.	26,644	5,273,380
	Enterprise Bancorp, Inc.	8,490	269,982
	Enterprise Financial Services Corp.	56,694	2,666,319
	Equitable Holdings, Inc.	774,454	22,017,727
	Equity Bancshares, Inc., Class A	32,237	1,029,972
	Erie Indemnity Co., Class A	51,686	10,510,865
	Esquire Financial Holdings, Inc.	10,386	376,181
	ESSA Bancorp, Inc.	9,594	169,430
	Essent Group Ltd.	161,779	6,755,891
	Evans Bancorp, Inc.	8,786	319,198
	Evercore, Inc., Class A	96,434	9,640,507
	Everest Re Group Ltd.	42,252	11,042,560

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	178,592	$1,435,880
	FactSet Research Systems, Inc.	34,249	14,716,110
#	Farmers & Merchants Bancorp, Inc.	1,121	34,359
	Farmers National Banc Corp.	27,473	390,117
	FB Financial Corp.	94,585	4,052,967
	Federal Agricultural Mortgage Corp., Class A	1,374	145,397
	Federal Agricultural Mortgage Corp., Class C	20,856	2,300,208
#	Federated Hermes, Inc.	209,546	7,147,614
*	FFBW, Inc.	7,231	87,206
	Fidelity D&D Bancorp, Inc.	1,322	53,805
	Fidelity National Financial, Inc.	522,757	20,889,370
	Fifth Third Bancorp	628,365	21,439,814
	Financial Institutions, Inc.	37,773	1,001,362
	First American Financial Corp.	203,664	11,812,512
#	First BanCorp	464,247	7,005,487
	First BanCorp	75,265	2,851,038
	First Bancorp, Inc.	21,518	649,951
	First Bancshares, Inc.	9,134	264,886
	First Bank	19,222	289,483
	First Busey Corp.	109,363	2,695,798
#	First Business Financial Services, Inc.	16,313	545,670
	First Capital, Inc.	3,880	119,465
	First Citizens BancShares, Inc., Class A	27,537	20,836,697
	First Commonwealth Financial Corp.	205,742	3,049,096
	First Community Bankshares, Inc.	39,477	1,266,422
	First Community Corp.	13,022	237,651
	First Financial Bancorp	205,339	4,587,273
#	First Financial Bankshares, Inc.	206,746	9,134,038
	First Financial Corp.	12,021	561,621
	First Financial Northwest, Inc.	14,137	217,993
	First Foundation, Inc.	97,966	2,039,652
#	First Hawaiian, Inc.	177,102	4,514,330
	First Horizon Corp.	921,728	20,609,838
	First Internet Bancorp	19,229	681,668
	First Interstate BancSystem, Inc., Class A	172,582	7,037,894
	First Merchants Corp.	113,515	4,714,278
	First Mid Bancshares, Inc.	19,699	740,091
	First Northwest Bancorp	19,278	321,943
	First of Long Island Corp.	51,943	945,363
	First Republic Bank	134,287	21,849,838
#	First Savings Financial Group, Inc.	2,715	64,617
*	First Seacoast Bancorp	28	293
	First U.S. Bancshares, Inc.	5,297	52,281
	First United Corp.	12,304	221,718
*	First Western Financial, Inc.	526	14,723
	FirstCash Holdings, Inc.	72,932	5,342,998
	Flagstar Bancorp, Inc.	124,801	5,141,801
	Flushing Financial Corp.	62,746	1,354,686
	FNB Corp.	582,553	6,967,334
#	FNCB Bancorp, Inc.	1,381	10,841
	Franklin Financial Services Corp.	1,272	41,289
	Franklin Resources, Inc.	414,381	11,374,758
	FS Bancorp, Inc.	18,178	546,249
	Fulton Financial Corp.	350,199	5,844,821
*	FVCBankcorp, Inc.	1,234	23,631
	GAMCO Investors, Inc., Class A	16,874	349,967
*	Genworth Financial, Inc., Class A	148,223	629,948
	German American Bancorp, Inc.	56,588	2,141,290
#	Glacier Bancorp, Inc.	181,689	9,100,802

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Global Indemnity Group LLC, Class A	19,910	$531,597
	Globe Life, Inc.	120,236	12,111,372
	Goldman Sachs Group, Inc.	282,511	94,186,342
	Great Southern Bancorp, Inc.	26,148	1,619,607
*	Green Dot Corp., Class A	103,702	2,914,026
#	Greenhill & Co., Inc.	21,781	189,495
#*	Greenlight Capital Re Ltd., Class A	58,568	421,104
#	Guaranty Bancshares, Inc.	12,030	449,561
*	Hallmark Financial Services, Inc.	56,159	144,329
	Hamilton Lane, Inc., Class A	33,121	2,502,954
	Hancock Whitney Corp.	160,416	7,829,905
	Hanmi Financial Corp.	64,947	1,641,211
	Hanover Insurance Group, Inc.	74,234	10,130,714
#	HarborOne Bancorp, Inc.	45,499	659,735
	Hartford Financial Services Group, Inc.	403,508	26,014,161
	Hawthorn Bancshares, Inc.	11,363	289,302
	HBT Financial, Inc.	930	17,335
#	HCI Group, Inc.	21,758	1,489,770
	Heartland Financial USA, Inc.	77,609	3,484,644
#	Hennessy Advisors, Inc.	13,944	144,181
	Heritage Commerce Corp.	121,422	1,430,351
	Heritage Financial Corp.	79,845	2,077,567
	Heritage Insurance Holdings, Inc.	59,531	154,185
#	Hilltop Holdings, Inc.	173,804	5,014,245
#	Hingham Institution For Savings	3,464	1,004,595
	HMN Financial, Inc.	6,890	156,472
	Home Bancorp, Inc.	14,364	541,092
#	Home BancShares, Inc.	305,401	7,207,464
	Home Federal Bancorp Inc of Louisiana	2,148	44,958
#	HomeStreet, Inc.	49,402	1,842,201
	HomeTrust Bancshares, Inc.	761	18,371
	Hope Bancorp, Inc.	265,776	3,997,271
	Horace Mann Educators Corp.	75,310	2,579,367
	Horizon Bancorp, Inc.	82,626	1,575,678
	Houlihan Lokey, Inc.	85,808	7,255,924
	Huntington Bancshares, Inc.	1,405,113	18,673,952
#*	ICC Holdings, Inc.	1,000	16,550
	IF Bancorp, Inc.	2,855	49,420
	Independent Bank Corp.	85,583	7,171,855
	Independent Bank Corp.	43,834	919,637
#	Independent Bank Group, Inc.	78,727	5,567,573
	Interactive Brokers Group, Inc., Class A	49,433	2,901,223
	Intercontinental Exchange, Inc.	226,479	23,098,593
	International Bancshares Corp.	131,276	5,757,765
	Invesco Ltd.	471,520	8,364,765
	Investar Holding Corp.	18,897	414,789
	Investors Title Co.	3,752	559,048
	James River Group Holdings Ltd.	82,209	1,953,286
#	Janus Henderson Group PLC	263,590	6,792,714
	Jefferies Financial Group, Inc.	389,778	12,695,069
	JPMorgan Chase & Co.	2,201,688	253,986,728
#	Kearny Financial Corp.	198,330	2,322,444
#	Kemper Corp.	127,219	5,953,849
	Kentucky First Federal Bancorp	6,958	53,577
	KeyCorp	824,897	15,095,615
	Kingstone Cos., Inc.	16,836	60,105
#	Kinsale Capital Group, Inc.	25,262	6,143,971
	KKR & Co., Inc.	271,344	15,048,738
	Lake Shore Bancorp, Inc.	2,985	41,641

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Bancorp, Inc.	114,981	$1,830,497
#	Lakeland Financial Corp.	50,167	3,902,993
	Landmark Bancorp, Inc.	6,885	170,955
	Lazard Ltd., Class A	220,210	8,295,311
#	LCNB Corp.	24,728	383,284
*	LendingClub Corp.	132,457	1,834,529
*	LendingTree, Inc.	13,788	628,457
	Limestone Bancorp, Inc.	8,255	169,227
	Lincoln National Corp.	169,548	8,704,594
	Live Oak Bancshares, Inc.	81,213	3,056,857
	Loews Corp.	227,665	13,261,486
	LPL Financial Holdings, Inc.	150,779	31,651,528
	M&T Bank Corp.	193,746	34,380,228
	Macatawa Bank Corp.	68,654	638,482
	Magyar Bancorp, Inc.	3,982	47,665
*	Maiden Holdings Ltd.	184,895	380,884
	MainStreet Bancshares, Inc.	901	21,309
*	Malvern Bancorp, Inc.	13,382	211,436
#	Manning & Napier, Inc.	13,893	176,580
*	Markel Corp.	10,873	14,103,803
	MarketAxess Holdings, Inc.	26,876	7,277,483
	Marsh & McLennan Cos., Inc.	310,585	50,923,517
#*	MBIA, Inc.	296,282	3,727,228
	Mercantile Bank Corp.	34,968	1,239,266
	Merchants Bancorp	3,251	86,021
#	Mercury General Corp.	107,082	4,489,948
	Meta Financial Group, Inc.	76,339	2,574,151
	MetLife, Inc.	391,705	24,775,341
	Metrocity Bankshares, Inc.	651	13,482
*	Metropolitan Bank Holding Corp.	3,159	219,171
	MGIC Investment Corp.	174,562	2,468,307
	Mid Penn Bancorp, Inc.	997	28,594
	Middlefield Banc Corp.	11,702	305,539
	Midland States Bancorp, Inc.	27,625	723,775
*	Midwest Holding, Inc.	1,003	12,016
	MidWestOne Financial Group, Inc.	14,231	444,149
#	Moelis & Co., Class A	79,033	3,681,357
	Moody's Corp.	112,571	34,925,153
	Morgan Stanley	1,062,417	89,561,753
	Morningstar, Inc.	66,725	17,038,229
*	Mr Cooper Group, Inc.	20,870	940,193
	MSCI, Inc.	45,780	22,035,745
#	MVB Financial Corp.	18,456	599,820
	Nasdaq, Inc.	139,661	25,264,675
	National Bank Holdings Corp., Class A	68,908	2,867,951
	National Bankshares, Inc.	2,559	80,992
	National Western Life Group, Inc., Class A	7,419	1,498,638
#	Navient Corp.	431,770	7,111,252
	NBT Bancorp, Inc.	95,328	3,864,597
	Nelnet, Inc., Class A	64,519	6,135,112
#	New York Community Bancorp, Inc.	744,490	7,906,484
*	NI Holdings, Inc.	14,645	217,332
*	Nicholas Financial, Inc.	9,629	94,749
#*	Nicolet Bankshares, Inc.	20,074	1,605,518
*	NMI Holdings, Inc., Class A	135,194	2,560,574
#	Northeast Bank	16,291	648,382
#	Northeast Community Bancorp, Inc.	2,484	31,050
	Northern Trust Corp.	212,920	21,245,158
	Northfield Bancorp, Inc.	114,330	1,682,938

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northrim BanCorp, Inc.	8,802	$366,603
#	Northwest Bancshares, Inc.	242,912	3,493,075
#	Norwood Financial Corp.	4,680	121,633
#	Oak Valley Bancorp	8,602	155,610
	OceanFirst Financial Corp.	126,123	2,593,089
	Oconee Federal Financial Corp.	365	7,574
*	Ocwen Financial Corp.	810	27,783
	OFG Bancorp	98,751	2,712,690
	Ohio Valley Banc Corp.	5,333	151,031
	Old National Bancorp	589,988	10,271,691
	Old Point Financial Corp.	2,092	51,024
	Old Republic International Corp.	490,431	11,412,329
	Old Second Bancorp, Inc.	4,388	61,651
	OneMain Holdings, Inc.	342,159	12,728,315
*	Open Lending Corp., Class A	51,007	528,433
#	Oppenheimer Holdings, Inc., Class A	13,697	460,082
*	OptimumBank Holdings, Inc.	1,636	6,217
	Origin Bancorp, Inc.	3,001	129,253
	Orrstown Financial Services, Inc.	21,101	546,938
#	Pacific Premier Bancorp, Inc.	196,538	6,611,538
	PacWest Bancorp	172,640	4,839,099
*	Palomar Holdings, Inc.	14,434	900,249
#	Park National Corp.	30,887	4,001,720
	Parke Bancorp, Inc.	25,939	569,361
	Pathfinder Bancorp, Inc.	4,141	80,542
*	Patriot National Bancorp, Inc.	1,773	20,496
	PCB Bancorp	3,606	69,488
	PCSB Financial Corp.	28,016	546,032
	Peapack-Gladstone Financial Corp.	40,657	1,327,858
	Penns Woods Bancorp, Inc.	12,528	278,247
	Peoples Bancorp of North Carolina, Inc.	6,872	185,200
	Peoples Bancorp, Inc.	57,712	1,784,455
	Peoples Financial Services Corp.	1,679	89,390
	Pinnacle Financial Partners, Inc.	115,311	9,121,100
#*	Pioneer Bancorp, Inc.	4,586	44,530
	Piper Sandler Cos.	33,328	4,205,994
	PJT Partners, Inc., Class A	22,127	1,581,638
#	Plumas Bancorp	9,875	307,112
	PNC Financial Services Group, Inc.	220,907	36,657,308
#*	Ponce Financial Group, Inc.	37,866	354,047
	Popular, Inc.	150,766	11,709,995
*	PRA Group, Inc.	93,314	3,717,630
#	Preferred Bank	32,744	2,380,489
	Premier Financial Corp.	77,450	2,205,776
	Primerica, Inc.	94,923	12,215,641
#	Primis Financial Corp.	40,303	546,106
	Principal Financial Group, Inc.	244,825	16,388,585
	ProAssurance Corp.	100,109	2,215,412
#*	PROG Holdings, Inc.	129,584	2,386,937
	Progressive Corp.	311,052	35,789,643
	Prosperity Bancshares, Inc.	137,841	10,212,640
	Provident Bancorp, Inc.	24,763	374,912
	Provident Financial Holdings, Inc.	16,764	243,916
	Provident Financial Services, Inc.	170,216	4,146,462
	Prudential Financial, Inc.	228,721	22,869,813
	Pzena Investment Management, Inc., Class A	8,560	80,721
	QCR Holdings, Inc.	32,926	1,952,183
	Radian Group, Inc.	139,181	3,113,479
#	Randolph Bancorp, Inc.	7,527	199,767

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Raymond James Financial, Inc.	225,121	$22,167,665
#	RBB Bancorp	3,020	68,886
	Regional Management Corp.	26,063	1,068,583
	Regions Financial Corp.	862,555	18,268,915
	Reinsurance Group of America, Inc.	76,308	8,834,940
	RenaissanceRe Holdings Ltd.	65,692	8,494,632
	Renasant Corp.	121,007	4,041,634
	Republic Bancorp, Inc., Class A	30,924	1,386,632
#*	Republic First Bancorp, Inc.	109,335	395,793
	Richmond Mutual BanCorp, Inc.	1,569	21,809
	Riverview Bancorp, Inc.	50,627	372,615
	RLI Corp.	70,993	7,807,810
#	Rocket Cos., Inc., Class A	63,887	608,204
	S&P Global, Inc.	142,700	53,787,911
	S&T Bancorp, Inc.	86,264	2,669,008
#*	Safeguard Scientifics, Inc.	41,559	175,379
	Safety Insurance Group, Inc.	36,412	3,151,459
#	Salisbury Bancorp, Inc.	8,628	200,774
	Sandy Spring Bancorp, Inc.	79,969	3,302,720
	SB Financial Group, Inc.	9,865	168,790
	Seacoast Banking Corp. of Florida	56,533	2,022,751
*	Security National Financial Corp., Class A	21,772	169,168
#	SEI Investments Co.	218,654	12,104,685
#	Selective Insurance Group, Inc.	111,647	8,692,835
#	ServisFirst Bancshares, Inc.	98,241	8,394,693
#	Shore Bancshares, Inc.	35,084	687,646
	Sierra Bancorp	39,565	888,234
	Signature Bank	54,605	10,133,050
	Silvercrest Asset Management Group, Inc., Class A	14,147	251,817
	Simmons First National Corp., Class A	217,414	5,163,582
*	SiriusPoint Ltd.	210,091	920,199
	SLM Corp.	944,116	14,728,210
	SmartFinancial, Inc.	11,445	300,431
	Sound Financial Bancorp, Inc.	3,278	126,891
	South State Corp.	125,099	10,604,642
*	Southern First Bancshares, Inc.	15,008	671,608
	Southern Missouri Bancorp, Inc.	8,071	435,350
	Southside Bancshares, Inc.	71,052	2,837,817
	State Street Corp.	274,944	19,532,022
*	Sterling Bancorp, Inc.	6,151	38,505
	Stewart Information Services Corp.	59,741	3,264,846
	Stifel Financial Corp.	184,922	11,060,185
#	Stock Yards Bancorp, Inc.	53,081	3,670,551
*	StoneX Group, Inc.	34,586	3,013,478
	Summit Financial Group, Inc.	8,032	245,056
	Summit State Bank	7,605	116,737
*	SVB Financial Group	53,597	21,629,069
	Synchrony Financial	834,804	27,949,238
	Synovus Financial Corp.	258,458	10,436,534
	T Rowe Price Group, Inc.	220,527	27,228,469
	Territorial Bancorp, Inc.	19,133	428,579
*	Texas Capital Bancshares, Inc.	92,017	5,394,037
	TFS Financial Corp.	231,815	3,396,090
	Timberland Bancorp, Inc.	15,487	397,242
	Tiptree, Inc.	80,023	889,056
#	Tompkins Financial Corp.	29,901	2,306,862
	Towne Bank	146,572	4,378,106
	Tradeweb Markets, Inc., Class A	3,183	224,465
	Travelers Cos., Inc.	325,323	51,628,760

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Trean Insurance Group, Inc.	3,216	$16,595
	TriCo Bancshares	64,648	3,090,174
*	Triumph Bancorp, Inc.	58,000	4,213,700
	Truist Financial Corp.	679,774	34,308,194
#*	Trupanion, Inc.	8,654	545,462
	TrustCo Bank Corp. NY	45,497	1,526,879
	Trustmark Corp.	139,495	4,529,403
	U.S. Bancorp	1,008,583	47,605,118
#	U.S. Global Investors, Inc., Class A	2,359	9,884
	UMB Financial Corp.	80,523	7,287,331
	Umpqua Holdings Corp.	408,555	7,194,654
	Union Bankshares, Inc.	863	21,679
#	United Bancorp, Inc.	5,663	86,701
	United Bancshares, Inc.	3,436	79,715
#	United Bankshares, Inc.	238,391	9,235,267
	United Community Banks, Inc.	175,219	5,962,703
	United Fire Group, Inc.	55,466	1,820,949
	United Insurance Holdings Corp.	105,911	117,561
	United Security Bancshares	37,670	277,063
	Unity Bancorp, Inc.	24,003	672,564
	Universal Insurance Holdings, Inc.	88,091	1,114,351
	Univest Financial Corp.	60,261	1,502,909
	Unum Group	281,779	9,070,466
	Valley National Bancorp	704,111	8,231,058
#	Value Line, Inc.	6,620	574,550
*	Velocity Financial, Inc.	3,018	35,703
	Veritex Holdings, Inc.	64,925	2,008,779
#	Victory Capital Holdings, Inc., Class A	10,266	284,060
	Virtu Financial, Inc., Class A	246,350	5,747,345
	Virtus Investment Partners, Inc.	18,144	3,743,470
#	Voya Financial, Inc.	217,554	13,088,049
	Walker & Dunlop, Inc.	78,369	8,827,484
	Washington Federal, Inc.	160,091	5,463,906
	Washington Trust Bancorp, Inc.	37,135	2,037,969
	Waterstone Financial, Inc.	56,696	1,057,380
	Webster Financial Corp.	341,215	15,849,437
	Wells Fargo & Co.	2,169,645	95,182,326
	WesBanco, Inc.	125,906	4,295,913
	West BanCorp, Inc.	35,687	928,219
#	Westamerica BanCorp	48,164	2,890,322
	Western Alliance Bancorp	177,448	13,553,478
	Western New England Bancorp, Inc.	58,206	512,213
	Westwood Holdings Group, Inc.	15,688	203,473
	White Mountains Insurance Group Ltd.	6,648	8,239,731
	Willis Towers Watson PLC	87,059	18,015,989
	Wintrust Financial Corp.	100,877	8,679,457
#	WisdomTree Investments, Inc.	239,622	1,246,034
#*	World Acceptance Corp.	18,404	2,038,703
	WR Berkley Corp.	263,688	16,488,411
#	WSFS Financial Corp.	133,292	6,360,694
	WVS Financial Corp.	803	11,728
	Zions Bancorp NA	248,921	13,578,641
TOTAL FINANCIALS			3,969,606,428
HEALTH CARE — (12.0%)
#*	10X Genomics, Inc., Class A	10,200	409,530
	Abbott Laboratories	771,140	83,930,878
	AbbVie, Inc.	1,217,399	174,708,930
*	ABIOMED, Inc.	26,621	7,800,219

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Acadia Healthcare Co., Inc.	172,656	$14,314,909
#*	ACADIA Pharmaceuticals, Inc.	64,377	945,698
#*	Accuray, Inc.	69,870	146,727
#††	Achillion Pharmaceuticals, Inc.	281,426	408,068
#*	Adaptive Biotechnologies Corp.	5,971	54,694
#*	Addus HomeCare Corp.	22,272	2,067,064
*	Adverum Biotechnologies, Inc.	75,135	109,697
*	Aeglea BioTherapeutics, Inc.	32,839	13,641
#*	Affimed NV	34,122	96,565
	Agilent Technologies, Inc.	165,131	22,144,067
#*	agilon health, Inc.	63,729	1,595,137
#*	Agios Pharmaceuticals, Inc.	50,819	1,096,166
*	AIkido Pharma, Inc.	2,503	14,567
#*	Akero Therapeutics, Inc.	29,496	302,039
#*	Albireo Pharma, Inc.	32,321	671,954
#*	Aldeyra Therapeutics, Inc.	11,609	58,509
#*	Alector, Inc.	3,844	39,286
*	Align Technology, Inc.	26,591	7,471,273
*	Alimera Sciences, Inc.	1,160	6,624
*	Alkermes PLC	93,819	2,401,766
#*	Allakos, Inc.	4,006	12,939
#*	Allogene Therapeutics, Inc.	10,436	135,459
#*	Allscripts Healthcare Solutions, Inc.	263,469	4,168,080
*	Alnylam Pharmaceuticals, Inc.	30,629	4,350,543
#*	Alpine Immune Sciences, Inc.	6,024	47,891
*	Amedisys, Inc.	48,850	5,854,672
*	American Shared Hospital Services	797	1,873
*	American Well Corp., Class A	114,410	446,199
	AmerisourceBergen Corp.	190,937	27,863,436
	Amgen, Inc.	395,045	97,761,786
*	AMN Healthcare Services, Inc.	98,799	11,108,960
*	Amneal Pharmaceuticals, Inc.	25,370	89,810
*	Amphastar Pharmaceuticals, Inc.	76,141	2,846,912
#*	AnaptysBio, Inc.	43,763	916,397
*	AngioDynamics, Inc.	70,529	1,600,303
#*	ANI Pharmaceuticals, Inc.	27,938	956,876
*	Anika Therapeutics, Inc.	32,173	751,561
#*	Anixa Biosciences, Inc.	3,561	13,389
	Anthem, Inc.	134,124	63,990,560
#*	Apollo Medical Holdings, Inc.	12,079	640,549
#*	Apyx Medical Corp.	42,178	399,004
#*	Arcus Biosciences, Inc.	3,482	92,586
*	Arcutis Biotherapeutics, Inc.	3,058	74,187
*	Artivion, Inc.	75,070	1,471,372
*	Astria Therapeutics, Inc.	4,505	18,470
*	Atara Biotherapeutics, Inc.	84,543	256,165
*	AtriCure, Inc.	29,558	1,460,461
	Atrion Corp.	2,868	1,938,481
*	Avanos Medical, Inc.	92,905	2,635,715
*	Avantor, Inc.	395,318	11,472,128
#*	Avid Bioservices, Inc.	28,330	556,684
#*	Avidity Biosciences, Inc.	3,473	56,575
*	AxoGen, Inc.	100	932
#*	Axonics, Inc.	12,121	786,289
	Azenta, Inc.	106,339	7,258,700
	Baxter International, Inc.	332,941	19,530,319
	Becton Dickinson & Co.	114,489	27,970,808
*	Biogen, Inc.	130,456	28,055,867
*	Biohaven Pharmaceutical Holding Co. Ltd.	8,101	1,182,908

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	94,931	$8,168,813
*	Bio-Path Holdings, Inc.	495	1,762
*	Bio-Rad Laboratories, Inc., Class A	22,033	12,410,308
#	Bio-Techne Corp.	20,603	7,937,924
#*	Bioventus, Inc., Class A	1,448	12,294
*	Black Diamond Therapeutics, Inc.	3,466	12,131
#*	Bluebird Bio, Inc.	38,230	154,831
*	Blueprint Medicines Corp.	37,887	1,934,510
*	Boston Scientific Corp.	510,328	20,948,964
	Bristol-Myers Squibb Co.	1,399,024	103,219,991
*	Brookdale Senior Living, Inc.	767,534	3,699,514
	Bruker Corp.	241,126	16,529,187
#*	Cara Therapeutics, Inc.	7,214	63,050
	Cardinal Health, Inc.	333,195	19,845,094
*	Cardiovascular Systems, Inc.	44,475	685,360
#*	CareCloud, Inc.	7,095	30,650
*	CareDx, Inc.	36,055	857,748
#*	Castle Biosciences, Inc.	500	13,980
*	Catalent, Inc.	152,791	17,280,662
*	Catalyst Pharmaceuticals, Inc.	50,836	520,561
#*	Celldex Therapeutics, Inc.	65,454	2,010,747
*	Centene Corp.	359,764	33,447,259
#*	Certara, Inc.	10,250	235,647
*	Champions Oncology, Inc.	1,165	10,089
*	Change Healthcare, Inc.	311,690	7,564,716
*	Charles River Laboratories International, Inc.	36,391	9,117,401
	Chemed Corp.	21,936	10,553,190
#*	Chimerix, Inc.	188,129	412,003
*	Chinook Therapeutics, Inc.	54,163	1,002,557
	Cigna Corp.	265,948	73,231,441
*	Codexis, Inc.	8,329	57,137
#*	Collegium Pharmaceutical, Inc.	28,620	491,978
*	Community Health Systems, Inc.	155,550	463,539
#*	Computer Programs & Systems, Inc.	26,388	890,859
*	Concert Pharmaceuticals, Inc.	86,476	484,266
#	CONMED Corp.	44,505	4,345,023
††	Contra Aduro Biotech, Inc.	7,016	11,444
#»††	Contra Zogenix, Inc.	68,863	46,827
	Cooper Cos., Inc.	33,854	11,070,258
*	Corcept Therapeutics, Inc.	123,457	3,538,278
*	CorVel Corp.	37,631	6,204,976
*	Covetrus, Inc.	127,463	2,647,406
#*	Crinetics Pharmaceuticals, Inc.	5,726	109,996
#*	CRISPR Therapeutics AG	42,598	3,194,850
#*	Cross Country Healthcare, Inc.	85,956	2,265,800
*	Cue Biopharma, Inc.	66,029	179,599
*	Cumberland Pharmaceuticals, Inc.	22,381	50,357
#*	Cutera, Inc.	11,803	547,895
	CVS Health Corp.	1,042,089	99,707,076
*	Cyclo Therapeutics, Inc.	4,829	9,465
*	Cymabay Therapeutics, Inc.	2,917	9,130
#*	CytoSorbents Corp.	4,900	11,172
	Danaher Corp.	249,608	72,753,244
*	DaVita, Inc.	185,878	15,643,492
*	Decibel Therapeutics, Inc.	5,175	23,857
*	Deciphera Pharmaceuticals, Inc.	93,942	1,192,124
#*	Denali Therapeutics, Inc.	68,349	2,325,233
	DENTSPLY SIRONA, Inc.	166,483	6,020,025
*	Design Therapeutics, Inc.	6,389	125,352

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	DexCom, Inc.	100,740	$8,268,739
#*	Eagle Pharmaceuticals, Inc.	18,847	748,226
#*	Editas Medicine, Inc.	126,500	2,012,615
*	Edwards Lifesciences Corp.	221,790	22,298,767
#*	Eiger BioPharmaceuticals, Inc.	10,178	88,447
*	Elanco Animal Health, Inc.	415,064	8,409,197
*††	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	47,139
*	Eledon Pharmaceuticals, Inc.	990	2,980
	Eli Lilly & Co.	520,601	171,636,944
#*	Embecta Corp.	22,897	673,859
*	Emergent BioSolutions, Inc.	97,613	3,381,314
#*	Enanta Pharmaceuticals, Inc.	35,347	1,949,387
	Encompass Health Corp.	169,770	8,593,757
	Enhabit, Inc.	84,885	1,486,336
#*	Enochian Biosciences, Inc.	1,776	4,085
*	Enovis Corp.	63,631	3,800,043
	Ensign Group, Inc.	94,348	7,518,592
#*	Envista Holdings Corp.	109,634	4,456,622
#*	enVVeno Medical Corp.	4,348	23,001
#*	Enzo Biochem, Inc.	88,965	210,847
*	Equillium, Inc.	1,080	2,387
*	Evolent Health, Inc., Class A	161,116	5,476,333
#*	Exact Sciences Corp.	87,451	3,944,040
*	Exagen, Inc.	1,700	12,563
#*	Exelixis, Inc.	485,528	10,157,246
#*	Fate Therapeutics, Inc.	20,994	640,947
*	FONAR Corp.	20,622	299,019
*	Forma Therapeutics Holdings, Inc.	4,915	40,696
*	Fulgent Genetics, Inc.	1,748	104,443
#*	G1 Therapeutics, Inc.	65,754	547,731
*	Gain Therapeutics, Inc.	3,313	13,186
*	Generation Bio Co.	18,308	116,805
	Gilead Sciences, Inc.	1,123,050	67,102,237
*	Glaukos Corp.	15,694	845,122
#*	Global Blood Therapeutics, Inc.	6,309	206,430
#*	Globus Medical, Inc., Class A	111,760	6,559,194
*	Great Elm Group, Inc.	33,083	69,143
*	Haemonetics Corp.	76,775	5,335,095
#*	Halozyme Therapeutics, Inc.	85,452	4,178,603
*	Hanger, Inc.	41,060	762,484
#*	Harmony Biosciences Holdings, Inc.	13,853	702,763
*	Harvard Bioscience, Inc.	100,799	379,004
	HCA Healthcare, Inc.	124,520	26,450,538
*	HealthEquity, Inc.	47,129	2,741,494
*	HealthStream, Inc.	51,968	1,250,350
*	Heat Biologics, Inc.	3,834	8,895
*	Henry Schein, Inc.	139,654	11,008,925
#*	Heska Corp.	13,012	1,190,468
*	Hologic, Inc.	310,667	22,175,410
*	Horizon Therapeutics PLC	138,538	11,494,498
	Humana, Inc.	72,592	34,989,344
*	Icad, Inc.	3,900	14,547
#*	ICU Medical, Inc.	22,190	3,931,402
#*	Ideaya Biosciences, Inc.	27,702	413,314
#*	IDEXX Laboratories, Inc.	57,965	23,138,469
*	Illumina, Inc.	44,816	9,710,731
*	ImmuCell Corp.	1,149	10,088
*	ImmunoGen, Inc.	120,456	570,961

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	ImmunoPrecise Antibodies Ltd.	3,814	$16,133
*	Immunovant, Inc.	4,100	16,892
*	Incyte Corp.	81,536	6,333,716
*	InfuSystem Holdings, Inc.	25,741	251,490
#*	Innoviva, Inc.	213,696	3,064,401
*	Inogen, Inc.	36,834	1,024,722
*	Insulet Corp.	17,168	4,254,230
*	Integer Holdings Corp.	65,901	4,605,821
*	Integra LifeSciences Holdings Corp.	120,856	6,651,914
#*	Intellia Therapeutics, Inc.	81,574	5,282,732
*	Intra-Cellular Therapies, Inc.	102,888	5,568,299
*	Intuitive Surgical, Inc.	122,442	28,182,475
#*	Invacare Corp.	75,526	85,344
#*	Ionis Pharmaceuticals, Inc.	103,810	3,899,104
#*	Iovance Biotherapeutics, Inc.	141,521	1,648,720
*	IQVIA Holdings, Inc.	128,952	30,983,297
#	iRadimed Corp.	1,881	79,472
*	IRIDEX Corp.	6,830	20,558
#*	Ironwood Pharmaceuticals, Inc.	186,589	2,136,444
#*	IVERIC bio, Inc.	34,802	372,033
*	Jazz Pharmaceuticals PLC	88,712	13,844,395
	Johnson & Johnson	1,583,776	276,400,588
#*	Joint Corp.	5,100	87,210
#*	Jounce Therapeutics, Inc.	68,543	210,427
#*	KalVista Pharmaceuticals, Inc.	6,582	81,288
*	Kewaunee Scientific Corp.	3,487	64,370
*	Kezar Life Sciences, Inc.	33,779	330,021
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	68,785
#*	Krystal Biotech, Inc.	9,669	701,776
#*	Kura Oncology, Inc.	58,866	901,238
#*	Kymera Therapeutics, Inc.	6,921	152,470
	Laboratory Corp. of America Holdings	137,406	36,026,479
#*	Lantern Pharma, Inc.	1,951	10,009
*	Lantheus Holdings, Inc.	115,540	8,864,229
#	LeMaitre Vascular, Inc.	37,067	1,866,323
#*	LENSAR, Inc.	23,475	147,658
#*	Lexaria Bioscience Corp.	6,609	17,844
*	LHC Group, Inc.	47,241	7,703,117
*	Ligand Pharmaceuticals, Inc.	32,219	2,965,115
*	LivaNova PLC	79,123	5,037,761
*	Lucira Health, Inc.	3,487	10,914
#*	Lumos Pharma, Inc.	950	7,866
#*	MacroGenics, Inc.	72,299	226,296
#*	Madrigal Pharmaceuticals, Inc.	15,710	986,902
*	Maravai LifeSciences Holdings, Inc., Class A	26,238	684,549
*	Masimo Corp.	44,429	6,423,545
	McKesson Corp.	105,465	36,024,735
*	MEDNAX, Inc.	168,651	3,821,632
*	Medpace Holdings, Inc.	50,795	8,611,276
	Medtronic PLC	487,115	45,067,880
	Merck & Co., Inc.	1,532,708	136,932,133
#*	Meridian Bioscience, Inc.	80,414	2,545,907
*	Merit Medical Systems, Inc.	83,744	4,813,605
#*	Merrimack Pharmaceuticals, Inc.	26,708	135,944
*	Mersana Therapeutics, Inc.	2,783	14,110
#	Mesa Laboratories, Inc.	1,002	213,676
*	Mettler-Toledo International, Inc.	20,731	27,981,253
*	Microbot Medical, Inc.	2,249	11,133
#*	Mirati Therapeutics, Inc.	25,751	1,658,364

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Moderna, Inc.	244,925	$40,189,743
*	ModivCare, Inc.	27,418	2,736,316
*	Molina Healthcare, Inc.	79,997	26,216,617
#*	Morphic Holding, Inc.	3,116	82,481
*	Myriad Genetics, Inc.	140,407	3,703,937
	National HealthCare Corp.	32,630	2,317,709
	National Research Corp.	21,103	799,804
#*	Nektar Therapeutics	57,234	226,647
#*	Neogen Corp.	117,338	2,714,028
#*	NeoGenomics, Inc.	118,547	1,199,696
*	Neurocrine Biosciences, Inc.	68,974	6,492,523
*	NextCure, Inc.	1,865	8,019
*	NextGen Healthcare, Inc.	112,121	1,919,512
#*	NGM Biopharmaceuticals, Inc.	940	13,611
#*	Novocure Ltd.	32,204	2,189,550
#*	Nurix Therapeutics, Inc.	18,002	287,312
*	NuVasive, Inc.	87,967	4,620,027
#*	Ocular Therapeutix, Inc.	10,400	46,592
#*	Omnicell, Inc.	44,989	4,954,189
*	Opiant Pharmaceuticals, Inc.	3,087	31,703
#*	OPKO Health, Inc.	332,514	784,733
*	Option Care Health, Inc.	13,202	443,587
#*	OraSure Technologies, Inc.	132,784	406,319
#*	Organogenesis Holdings, Inc.	17,889	102,683
	Organon & Co.	221,782	7,034,925
#*	Organovo Holdings, Inc.	3,109	9,140
*	Orgenesis, Inc.	4,400	8,184
*	Orthofix Medical, Inc.	35,988	923,092
#*	OrthoPediatrics Corp.	13,079	617,983
#*	Otonomy, Inc.	48,825	69,820
#	Owens & Minor, Inc.	182,492	6,462,042
*	Pacira BioSciences, Inc.	42,539	2,406,006
#	Patterson Cos., Inc.	165,741	5,147,915
#*††	PDL BioPharma, Inc.	309,383	751,801
#*	Pennant Group, Inc.	57,609	768,504
*	Penumbra, Inc.	20,139	2,806,974
	PerkinElmer, Inc.	102,415	15,686,906
	Perrigo Co. PLC	205,849	8,618,898
#*	PetIQ, Inc.	40,149	658,444
	Pfizer, Inc.	3,119,201	157,550,842
	Phibro Animal Health Corp., Class A	54,794	1,072,319
#*	Phreesia, Inc.	24,687	579,898
#*	PMV Pharmaceuticals, Inc.	12,147	181,598
*	Portage Biotech, Inc.	2,313	23,431
	Premier, Inc., Class A	168,797	6,491,933
*	Prestige Consumer Healthcare, Inc.	115,113	6,942,465
*	Processa Pharmaceuticals, Inc.	1,898	5,751
*	Pro-Dex, Inc.	7,945	127,120
††	Progenic Pharmaceuticals, Inc.	48,282	51,179
#*	Progyny, Inc.	1,751	53,458
#*	Protagonist Therapeutics, Inc.	53,154	528,882
#*	Prothena Corp. PLC	98,078	3,046,303
	Psychemedics Corp.	5,773	36,428
*	Pulmatrix, Inc.	302	1,329
	Quest Diagnostics, Inc.	173,102	23,640,540
*	QuidelOrtho Corp.	76,352	7,790,958
*	R1 RCM, Inc.	173,319	4,332,975
*	RadNet, Inc.	69,278	1,425,048
*	RAPT Therapeutics, Inc.	1,200	22,104

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Regeneron Pharmaceuticals, Inc.	82,711	$48,112,162
#*	REGENXBIO, Inc.	57,160	1,793,109
#*	Relay Therapeutics, Inc.	9,258	176,087
#*	Repligen Corp.	36,574	7,803,429
#*	Replimune Group, Inc.	3,300	63,624
*	Repro-Med Systems, Inc.	469	1,187
	ResMed, Inc.	98,784	23,759,528
*	Retractable Technologies, Inc.	2,216	10,504
*	REVOLUTION Medicines, Inc.	1,200	27,108
#*	Rhythm Pharmaceuticals, Inc.	10,598	133,535
#*	Rocket Pharmaceuticals, Inc.	25,622	371,519
	Royalty Pharma PLC, Class A	19,302	839,444
#*	Sage Therapeutics, Inc.	28,444	978,758
*	Sangamo Therapeutics, Inc.	340,519	1,460,826
*	Sarepta Therapeutics, Inc.	33,514	3,115,126
*	Satsuma Pharmaceuticals, Inc.	6,071	27,502
*	Schrodinger, Inc.	13,460	421,298
*	scPharmaceuticals, Inc.	17,778	89,246
*	SCYNEXIS, Inc.	4,780	11,042
*	Seagen, Inc.	59,998	10,798,440
*	SeaSpine Holdings Corp.	42,767	254,036
#	Select Medical Holdings Corp.	276,790	8,198,520
#*	Sensus Healthcare, Inc.	9,865	111,080
*	Sharps Compliance Corp.	8,960	77,325
#*	Shockwave Medical, Inc.	9,356	1,973,461
#*	SI-BONE, Inc.	843	11,330
#	SIGA Technologies, Inc.	2,600	44,694
*	Silverback Therapeutics, Inc.	7,081	36,538
#	Simulations Plus, Inc.	8,299	532,381
#*	Sotera Health Co.	14,242	273,446
#*	SpringWorks Therapeutics, Inc.	14,674	438,459
*	STAAR Surgical Co.	39,979	3,226,305
	STERIS PLC	86,275	19,467,954
*	Stoke Therapeutics, Inc.	6,378	94,331
	Stryker Corp.	134,011	28,778,862
*	Supernus Pharmaceuticals, Inc.	93,580	2,971,165
*	Surface Oncology, Inc.	900	1,539
#*	Surgery Partners, Inc.	101,550	3,999,039
#*	Surmodics, Inc.	24,348	847,310
*	Syndax Pharmaceuticals, Inc.	46,907	955,496
*	Syneos Health, Inc.	150,835	11,937,082
#*	Synlogic, Inc.	62,889	61,386
*	Tactile Systems Technology, Inc.	24,077	186,597
*	Talaris Therapeutics, Inc.	1,917	8,531
*	Tandem Diabetes Care, Inc.	20,684	1,369,488
#*	Taro Pharmaceutical Industries Ltd.	51,394	1,834,252
*	Tarsus Pharmaceuticals, Inc.	1,488	22,350
#*	Teladoc Health, Inc.	74,409	2,741,972
#	Teleflex, Inc.	34,639	8,329,294
*	Tenet Healthcare Corp.	164,161	10,854,325
	Thermo Fisher Scientific, Inc.	173,830	104,021,610
*	TransMedics Group, Inc.	5,300	214,014
#*	Travere Therapeutics, Inc.	72,219	1,700,035
*	Turning Point Therapeutics, Inc.	8,800	659,824
#*	Twist Bioscience Corp.	11,047	483,196
#	U.S. Physical Therapy, Inc.	23,715	3,077,733
*	UFP Technologies, Inc.	12,641	1,017,853
*	Ultragenyx Pharmaceutical, Inc.	33,365	1,777,687
*	United Therapeutics Corp.	68,414	15,808,423

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	UnitedHealth Group, Inc.	491,132	$266,360,529
	Universal Health Services, Inc., Class B	130,442	14,670,812
	Utah Medical Products, Inc.	6,686	610,699
*	Vanda Pharmaceuticals, Inc.	89,127	960,789
#*	Varex Imaging Corp.	64,112	1,429,056
*	Vaxcyte, Inc.	2,247	51,861
*	Veeva Systems, Inc., Class A	48,960	10,946,477
#*	Verastem, Inc.	73,481	78,625
#*	Vericel Corp.	34,242	1,114,235
*	Vertex Pharmaceuticals, Inc.	109,638	30,743,592
	Viatris, Inc.	977,307	9,470,105
*	ViewRay, Inc.	35,426	108,049
*	Viking Therapeutics, Inc.	8,285	24,938
*	Waters Corp.	51,456	18,731,528
	West Pharmaceutical Services, Inc.	51,177	17,582,370
*	XBiotech, Inc.	1,680	8,686
*	Xencor, Inc.	90,563	2,598,252
#*	Xenon Pharmaceuticals, Inc.	4,086	135,451
#*	Y-mAbs Therapeutics, Inc.	1,312	20,454
#*	Zentalis Pharmaceuticals, Inc.	1,309	38,223
	Zimmer Biomet Holdings, Inc.	161,548	17,833,284
#*	Zimvie, Inc.	16,154	313,711
	Zoetis, Inc.	321,262	58,646,378
TOTAL HEALTH CARE			3,633,486,352
INDUSTRIALS — (11.7%)
	3M Co.	381,497	54,645,630
	AAON, Inc.	81,819	4,923,049
*	AAR Corp.	82,816	3,687,796
	ABM Industries, Inc.	129,983	5,828,438
	ACCO Brands Corp.	254,566	1,825,238
	Acme United Corp.	3,771	108,605
	Acuity Brands, Inc.	60,746	11,080,070
	Advanced Drainage Systems, Inc.	119,804	14,208,754
	AECOM	236,623	17,036,856
#*	Aerojet Rocketdyne Holdings, Inc.	154,966	6,770,465
*	AeroVironment, Inc.	39,958	3,461,961
	AGCO Corp.	151,439	16,494,736
	Air Lease Corp.	233,162	8,652,642
#*	Air T, Inc.	3,463	52,153
#*	Air Transport Services Group, Inc.	157,441	4,934,201
#	Alamo Group, Inc.	22,524	2,914,831
*	Alaska Air Group, Inc.	188,155	8,340,911
	Albany International Corp., Class A	55,813	5,094,053
#*	Allegiant Travel Co.	22,158	2,555,039
	Allegion PLC	88,656	9,370,939
	Allied Motion Technologies, Inc.	31,080	837,295
	Allison Transmission Holdings, Inc.	214,026	8,961,269
#*	Alpha Pro Tech Ltd.	8,900	43,343
	Altra Industrial Motion Corp.	81,648	3,407,171
	AMERCO	33,895	18,204,327
#*	Ameresco, Inc., Class A	50,423	2,885,204
#*	American Airlines Group, Inc.	124,911	1,712,530
#*	American Superconductor Corp.	24,704	151,683
*	American Woodmark Corp.	37,408	1,878,630
	AMETEK, Inc.	208,510	25,750,985
	AO Smith Corp.	212,406	13,438,928
*	API Group Corp.	21,789	385,883
	Apogee Enterprises, Inc.	48,726	2,027,489

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Applied Industrial Technologies, Inc.	54,332	$5,465,256
#	ArcBest Corp.	41,022	3,634,549
	Arcosa, Inc.	99,103	5,109,751
	Argan, Inc.	35,110	1,304,688
	Armstrong World Industries, Inc.	87,624	7,829,204
*	Art's-Way Manufacturing Co., Inc.	2,230	4,817
*	ASGN, Inc.	89,068	9,241,696
	Astec Industries, Inc.	48,033	2,359,861
*	Astronics Corp.	43,816	491,616
*	Astronics Corp., Class B	10,587	113,810
*	Atkore, Inc.	102,243	10,149,663
#*	Atlas Air Worldwide Holdings, Inc.	62,101	4,701,667
*	Avalon Holdings Corp., Class A	6,700	17,018
*	Avis Budget Group, Inc.	88,201	16,055,228
*	Axon Enterprise, Inc.	59,856	6,595,533
#*	AZEK Co., Inc.	67,640	1,398,795
	AZZ, Inc.	49,847	2,120,491
#*	Babcock & Wilcox Enterprises, Inc.	6,856	54,574
	Barnes Group, Inc.	94,127	3,183,375
	Barrett Business Services, Inc.	14,347	1,170,572
*	Beacon Roofing Supply, Inc.	125,285	7,519,606
#	BGSF, Inc.	22,090	287,391
#*	Blue Bird Corp.	9,063	101,143
#*	BlueLinx Holdings, Inc.	8,238	659,040
*	Boeing Co.	293,933	46,826,466
	Boise Cascade Co.	96,903	6,852,011
	Booz Allen Hamilton Holding Corp., Class A	174,375	16,736,512
	Brady Corp., Class A	82,315	3,938,773
	Brink's Co.	62,803	3,576,003
#*	Broadwind, Inc.	37,600	79,712
*	Builders FirstSource, Inc.	341,227	23,203,436
	BWX Technologies, Inc.	127,681	7,236,959
*	CACI International, Inc., Class A	45,785	13,840,348
	Carlisle Cos., Inc.	74,637	22,100,016
	Carrier Global Corp.	847,446	34,346,986
*	Casella Waste Systems, Inc., Class A	59,354	4,804,706
	Caterpillar, Inc.	362,978	71,960,388
#*	CBIZ, Inc.	101,190	4,616,288
*	CECO Environmental Corp.	68,343	529,658
	CH Robinson Worldwide, Inc.	179,472	19,867,550
*	Charah Solutions, Inc.	3,000	14,730
#*	Chart Industries, Inc.	60,860	11,873,177
	Chicago Rivet & Machine Co.	474	13,272
#*	Cimpress PLC	38,742	1,557,041
	Cintas Corp.	68,657	29,212,867
*	CIRCOR International, Inc.	42,763	744,504
*	Civeo Corp.	8,328	247,092
#*	Clarivate PLC	33,422	484,285
*	Clean Harbors, Inc.	106,173	10,361,423
	Columbus McKinnon Corp.	45,169	1,495,094
#	Comfort Systems USA, Inc.	74,989	7,923,338
#*	Commercial Vehicle Group, Inc.	60,558	466,297
	CompX International, Inc.	5,126	116,617
#*	Concrete Pumping Holdings, Inc.	2,468	16,116
#*	Construction Partners, Inc., Class A	67,152	1,596,875
#*	Copa Holdings SA, Class A	55,407	3,724,459
*	Copart, Inc.	177,103	22,686,894
#	Costamare, Inc.	192,002	2,252,183
*	CoStar Group, Inc.	177,750	12,902,872

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Covenant Logistics Group, Inc.	45,000	$1,506,150
*	CPI Aerostructures, Inc.	14,667	17,307
	CRA International, Inc.	15,631	1,547,625
	Crane Holdings Co.	96,286	9,525,574
	CSW Industrials, Inc.	32,483	3,880,744
	CSX Corp.	1,530,662	49,486,302
	Cummins, Inc.	149,707	33,131,656
	Curtiss-Wright Corp.	75,498	10,829,433
#*	Daseke, Inc.	9,684	81,152
	Deere & Co.	204,476	70,172,074
*	Delta Air Lines, Inc.	671,761	21,362,000
	Deluxe Corp.	65,997	1,659,165
*	DLH Holdings Corp.	17,566	311,796
	Donaldson Co., Inc.	236,772	12,882,765
	Douglas Dynamics, Inc.	48,640	1,549,670
	Dover Corp.	148,675	19,874,874
*	Ducommun, Inc.	24,955	1,181,370
*	Dun & Bradstreet Holdings, Inc.	46,585	734,180
*	DXP Enterprises, Inc.	35,665	1,212,610
*	Dycom Industries, Inc.	74,706	7,706,671
#	Eagle Bulk Shipping, Inc.	15,618	826,661
#	Eastern Co.	10,629	218,957
	Eaton Corp. PLC	220,266	32,685,272
	EMCOR Group, Inc.	94,116	10,952,279
	Emerson Electric Co.	408,229	36,769,186
	Encore Wire Corp.	46,521	6,441,763
*	Energy Recovery, Inc.	2,624	58,332
#	Enerpac Tool Group Corp.	107,805	2,188,441
	EnerSys	76,542	5,044,883
#	Eneti, Inc.	14,946	95,953
#	Ennis, Inc.	54,680	1,194,758
	EnPro Industries, Inc.	41,288	3,859,602
	Equifax, Inc.	79,644	16,638,428
	Esab Corp.	63,631	2,622,870
	ESCO Technologies, Inc.	42,104	3,265,165
*	Espey Manufacturing & Electronics Corp.	1,489	20,042
*	EVI Industries, Inc.	100	816
*	Evoqua Water Technologies Corp.	51,529	1,963,770
	Expeditors International of Washington, Inc.	200,390	21,291,437
	Exponent, Inc.	64,950	6,526,825
	Fastenal Co.	538,325	27,648,372
	Federal Signal Corp.	129,836	5,390,791
	FedEx Corp.	206,208	48,065,023
	Flowserve Corp.	217,411	7,357,188
#*	Fluor Corp.	92,128	2,340,972
*	Forrester Research, Inc.	33,301	1,548,163
	Fortive Corp.	210,263	13,551,450
	Fortune Brands Home & Security, Inc.	232,918	16,229,726
	Forward Air Corp.	46,562	4,885,751
*	Franklin Covey Co.	22,463	1,175,489
	Franklin Electric Co., Inc.	82,295	7,474,032
#*	FTI Consulting, Inc.	65,963	10,788,908
#*	FuelCell Energy, Inc.	177,356	636,708
	GATX Corp.	70,939	7,111,635
#	Genco Shipping & Trading Ltd.	79,689	1,536,404
*	Gencor Industries, Inc.	20,887	206,990
*	Generac Holdings, Inc.	55,027	14,763,744
	General Dynamics Corp.	131,153	29,728,451
	General Electric Co.	385,532	28,494,670

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	53,145	$2,486,655
	Global Industrial Co.	75,437	2,696,873
*	GMS, Inc.	79,138	4,199,854
#	Gorman-Rupp Co.	57,516	1,765,741
	Graco, Inc.	255,112	17,133,322
	GrafTech International Ltd.	208,869	1,608,291
#	Graham Corp.	16,735	119,655
#	Granite Construction, Inc.	88,551	2,647,675
#*	Great Lakes Dredge & Dock Corp.	228,135	2,949,786
#	Greenbrier Cos., Inc.	69,018	2,196,153
	Griffon Corp.	122,556	3,677,906
*	GXO Logistics, Inc.	186,001	8,928,048
	H&E Equipment Services, Inc.	94,834	3,390,315
*	Harsco Corp.	146,327	703,833
#*	Hawaiian Holdings, Inc.	88,838	1,329,016
#*	Hayward Holdings, Inc.	20,400	238,068
#	Healthcare Services Group, Inc.	99,301	1,423,976
	Heartland Express, Inc.	174,654	2,773,506
	HEICO Corp.	32,477	5,121,948
	HEICO Corp., Class A	51,596	6,587,777
	Heidrick & Struggles International, Inc.	43,173	1,344,407
	Helios Technologies, Inc.	64,285	4,424,094
	Herc Holdings, Inc.	72,161	8,949,407
*	Heritage-Crystal Clean, Inc.	40,929	1,373,577
#*	Hertz Global Holdings, Inc.	264,125	5,657,557
	Hexcel Corp.	142,430	8,618,439
*	Hill International, Inc.	110,429	192,146
	Hillenbrand, Inc.	159,607	7,373,843
	HireQuest, Inc.	1,513	22,619
#	HNI Corp.	92,850	3,279,462
	Honeywell International, Inc.	370,204	71,249,462
	Howmet Aerospace, Inc.	334,507	12,420,245
*	Hub Group, Inc., Class A	71,789	5,484,680
	Hubbell, Inc.	91,537	20,048,434
*	Hudson Global, Inc.	15,507	437,142
*	Hudson Technologies, Inc.	2,558	22,792
	Huntington Ingalls Industries, Inc.	68,352	14,821,448
	Hurco Cos., Inc.	16,016	405,685
*	Huron Consulting Group, Inc.	60,255	4,043,110
	Hyster-Yale Materials Handling, Inc.	23,842	824,695
*	IAA, Inc.	174,769	6,594,034
	ICF International, Inc.	35,088	3,310,553
	IDEX Corp.	54,755	11,430,106
*	IES Holdings, Inc.	6,920	228,360
	Illinois Tool Works, Inc.	215,742	44,822,558
	Ingersoll Rand, Inc.	360,811	17,968,388
*	Innovative Solutions & Support, Inc.	12,502	87,889
	Insperity, Inc.	52,909	5,806,234
	Insteel Industries, Inc.	46,239	1,447,281
	Interface, Inc.	142,557	2,065,651
	ITT, Inc.	141,683	10,630,475
	Jacobs Engineering Group, Inc.	91,834	12,608,808
	JB Hunt Transport Services, Inc.	113,434	20,789,049
#*	JELD-WEN Holding, Inc.	195,893	3,482,978
*	JetBlue Airways Corp.	489,957	4,125,438
	John Bean Technologies Corp.	59,534	6,686,264
	Johnson Controls International PLC	286,100	15,423,651
	Kadant, Inc.	23,674	4,825,945
	Kaman Corp.	50,031	1,539,954

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	KAR Auction Services, Inc.	232,415	$3,974,296
#*	Karat Packaging, Inc.	997	18,973
	KBR, Inc.	267,728	14,251,161
#	Kelly Services, Inc., Class A	67,205	1,457,004
	Kennametal, Inc.	171,147	4,595,297
#	Kforce, Inc.	61,901	4,076,181
	Kimball International, Inc., Class B	91,756	751,482
*	Kirby Corp.	103,353	6,556,714
	Knight-Swift Transportation Holdings, Inc.	278,609	15,309,565
	Korn Ferry	119,716	7,842,595
*	Kratos Defense & Security Solutions, Inc.	175,939	2,531,762
	L3Harris Technologies, Inc.	91,400	21,933,258
#	Landstar System, Inc.	72,887	11,412,646
#*	Lawson Products, Inc.	15,719	779,662
*	LB Foster Co., Class A	19,948	291,640
	Leidos Holdings, Inc.	147,262	15,757,034
	Lennox International, Inc.	38,309	9,176,155
*	Limbach Holdings, Inc.	8,154	43,624
	Lincoln Electric Holdings, Inc.	110,830	15,675,795
	Lindsay Corp.	18,041	2,777,592
	Lockheed Martin Corp.	186,232	77,064,664
*	LS Starrett Co., Class A	90,794	634,650
	LSI Industries, Inc.	73,480	444,554
*	Manitex International, Inc.	31,987	199,919
*	Manitowoc Co., Inc.	71,737	819,954
	ManpowerGroup, Inc.	110,436	8,659,287
	ManTech International Corp., Class A	51,563	4,940,767
	Marten Transport Ltd.	176,079	3,796,263
	Masco Corp.	170,498	9,442,179
*	Masonite International Corp.	51,520	4,689,866
#*	MasTec, Inc.	155,321	12,259,487
*	Mastech Digital, Inc.	14,713	218,047
#*	Matrix Service Co.	52,921	293,182
#	Matson, Inc.	104,665	9,594,641
	Matthews International Corp., Class A	59,295	1,657,295
#	Maxar Technologies, Inc.	12,200	335,256
	McGrath RentCorp	52,725	4,447,881
	MDU Resources Group, Inc.	343,412	9,811,281
*	Mercury Systems, Inc.	79,052	4,664,859
*	Meritor, Inc.	187,058	6,812,652
*	Mesa Air Group, Inc.	55,281	124,935
*	Middleby Corp.	87,826	12,707,544
	Miller Industries, Inc.	14,667	352,448
	MillerKnoll, Inc.	170,273	5,126,920
*	Mistras Group, Inc.	54,077	333,655
*	Montrose Environmental Group, Inc.	4,613	185,074
	Moog, Inc., Class A	60,150	5,151,246
*	MRC Global, Inc.	152,455	1,771,527
	MSA Safety, Inc.	52,009	6,674,835
	MSC Industrial Direct Co., Inc., Class A	90,348	7,468,166
	Mueller Industries, Inc.	123,214	8,295,999
	Mueller Water Products, Inc., Class A	312,626	4,070,391
*	MYR Group, Inc.	39,987	3,807,962
	National Presto Industries, Inc.	14,955	1,064,796
	Nielsen Holdings PLC	633,041	15,161,332
#	NL Industries, Inc.	260,217	2,427,825
*	NN, Inc.	80,710	234,059
	Nordson Corp.	50,827	11,740,529
	Norfolk Southern Corp.	156,816	39,387,475

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	109,232	$52,311,205
#*	Northwest Pipe Co.	9,070	284,344
*	NOW, Inc.	217,437	2,404,853
*	NV5 Global, Inc.	22,888	3,103,613
	nVent Electric PLC	241,846	8,539,582
	Old Dominion Freight Line, Inc.	117,057	35,527,970
#	Omega Flex, Inc.	6,888	792,051
#*	Orion Energy Systems, Inc.	5,003	10,606
*	Orion Group Holdings, Inc.	85,460	229,033
#	Oshkosh Corp.	116,716	10,049,248
	Otis Worldwide Corp.	270,834	21,171,094
	Owens Corning	190,278	17,646,382
*	P&F Industries, Inc., Class A	504	2,772
	PACCAR, Inc.	349,145	31,953,750
*	PAM Transportation Services, Inc.	62,384	2,232,100
	Pangaea Logistics Solutions Ltd.	45,179	229,509
#	Park Aerospace Corp.	47,012	573,546
	Parker-Hannifin Corp.	153,041	44,242,623
#	Park-Ohio Holdings Corp.	24,296	431,254
*	Parsons Corp.	3,028	130,900
	Patriot Transportation Holding, Inc.	3,354	25,222
	Pentair PLC	274,046	13,398,109
*	Performant Financial Corp.	3,906	10,117
*	Perma-Fix Environmental Services, Inc.	9,203	48,500
*	Perma-Pipe International Holdings, Inc.	8,588	79,525
*	PGT Innovations, Inc.	113,912	2,494,673
#	Pineapple Energy, Inc.	5,421	14,908
	Pitney Bowes, Inc.	217,515	711,274
#*	Plug Power, Inc.	102,767	2,193,048
#	Powell Industries, Inc.	29,898	716,356
	Preformed Line Products Co.	9,850	589,030
	Primoris Services Corp.	107,379	2,508,373
*	Proto Labs, Inc.	39,420	1,927,244
#*	Quad/Graphics, Inc.	93,200	296,376
	Quanex Building Products Corp.	72,949	1,795,275
	Quanta Services, Inc.	189,894	26,343,995
*	Quest Resource Holding Corp.	1,406	5,905
*	Radiant Logistics, Inc.	103,930	753,492
	Raytheon Technologies Corp.	782,005	72,890,686
#*	RBC Bearings, Inc.	29,592	6,983,712
*	RCM Technologies, Inc.	15,692	279,631
#*	Red Violet, Inc.	3,537	83,473
	Regal Rexnord Corp.	120,784	16,221,291
	Republic Services, Inc.	192,502	26,692,327
*	Resideo Technologies, Inc.	85,646	1,927,891
	Resources Connection, Inc.	62,602	1,343,439
#	REV Group, Inc.	120,030	1,397,149
	Robert Half International, Inc.	202,264	16,007,173
	Rockwell Automation, Inc.	108,143	27,606,745
	Rollins, Inc.	311,938	12,031,449
	Rush Enterprises, Inc., Class A	103,642	4,994,508
#	Rush Enterprises, Inc., Class B	11,071	600,602
	Ryder System, Inc.	136,567	10,695,927
*	Saia, Inc.	57,642	13,710,150
	Schneider National, Inc., Class B	162,889	4,125,978
	Science Applications International Corp.	113,078	10,953,866
	Sensata Technologies Holding PLC	260,401	11,580,032
*	Servotronics, Inc.	389	4,322
	Shyft Group, Inc.	69,362	1,799,250

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SIFCO Industries, Inc.	3,251	$10,404
	Simpson Manufacturing Co., Inc.	77,914	8,046,958
#*	SiteOne Landscape Supply, Inc.	61,370	8,550,682
*	SkyWest, Inc.	120,880	2,919,252
	Snap-on, Inc.	82,822	18,556,269
*	Southwest Airlines Co.	430,236	16,400,596
*	SP Plus Corp.	50,772	1,739,449
*	Spirit Airlines, Inc.	155,695	3,856,565
*	SPX Corp.	80,175	4,740,748
	Standex International Corp.	25,488	2,474,375
	Stanley Black & Decker, Inc.	144,791	14,092,508
	Steelcase, Inc., Class A	190,439	2,119,586
*	Stericycle, Inc.	131,206	6,149,625
*	Sterling Construction Co., Inc.	62,906	1,617,313
#*	Sunrun, Inc.	264,505	8,646,668
*	Taylor Devices, Inc.	100	850
	Tecnoglass, Inc.	16,317	365,664
	Tennant Co.	40,156	2,691,657
#	Terex Corp.	139,460	4,673,305
	Tetra Tech, Inc.	78,447	12,023,572
#	Textainer Group Holdings Ltd.	114,026	3,873,463
	Textron, Inc.	214,131	14,055,559
*	Thermon Group Holdings, Inc.	63,420	987,449
	Timken Co.	149,714	9,788,301
*	Titan International, Inc.	216,752	3,632,764
*	Titan Machinery, Inc.	49,817	1,401,352
	Toro Co.	146,278	12,578,445
#*	TPI Composites, Inc.	58,918	970,379
	Trane Technologies PLC	152,236	22,377,170
#*	Transcat, Inc.	14,702	916,229
*	TransDigm Group, Inc.	38,163	23,750,361
	TransUnion	149,425	11,838,943
#*	Trex Co., Inc.	141,580	9,134,742
*	TriNet Group, Inc.	123,118	10,157,235
#	Trinity Industries, Inc.	228,697	5,934,687
	Triton International Ltd.	159,067	10,193,013
*	Triumph Group, Inc.	5,087	79,052
*	TrueBlue, Inc.	79,353	1,717,199
*	Tutor Perini Corp.	108,095	981,503
*	Twin Disc, Inc.	24,297	214,785
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	121,421
*	Uber Technologies, Inc.	215,455	5,052,420
	UFP Industries, Inc.	110,846	10,221,110
*	Ultralife Corp.	26,332	117,967
	UniFirst Corp.	26,576	5,205,973
	Union Pacific Corp.	458,821	104,290,013
*	United Airlines Holdings, Inc.	237,811	8,739,554
	United Parcel Service, Inc., Class B	521,453	101,625,975
*	United Rentals, Inc.	133,757	43,159,371
*	Univar Solutions, Inc.	262,523	7,098,622
	Universal Logistics Holdings, Inc.	63,922	1,920,856
*	Urban-Gro, Inc.	4,437	29,195
*	USA Truck, Inc.	19,734	615,306
	Valmont Industries, Inc.	37,586	10,203,847
*	Vectrus, Inc.	21,780	723,967
	Verisk Analytics, Inc.	134,242	25,539,540
*	Veritiv Corp.	49,822	6,178,924
#*	Viad Corp.	37,433	1,264,112
*	Vicor Corp.	27,067	1,974,808

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Virco Mfg. Corp.	14,468	$60,766
#	VSE Corp.	23,879	1,001,724
#	Wabash National Corp.	118,253	2,135,649
	Waste Management, Inc.	314,321	51,724,664
#	Watsco, Inc.	47,367	12,976,190
#»	Watsco, Inc., Class B	2,268	630,209
	Watts Water Technologies, Inc., Class A	47,397	6,546,948
	Werner Enterprises, Inc.	154,083	6,773,489
*	WESCO International, Inc.	100,857	12,893,559
	Westinghouse Air Brake Technologies Corp.	165,917	15,508,262
#*	Willdan Group, Inc.	18,461	502,324
*	Willis Lease Finance Corp.	4,420	172,513
*	WillScot Mobile Mini Holdings Corp.	418,008	16,139,289
	Woodward, Inc.	100,229	10,493,976
	WW Grainger, Inc.	50,698	27,555,884
*	XPO Logistics, Inc.	217,562	12,997,154
	Xylem, Inc.	129,051	11,876,564
#*	Yellow Corp.	20,558	99,090
	Zurn Water Solutions Corp.	218,032	6,312,026
TOTAL INDUSTRIALS			3,535,078,913
INFORMATION TECHNOLOGY — (22.7%)
#*	3D Systems Corp.	190,732	2,181,974
	A10 Networks, Inc.	14,600	217,686
	Accenture PLC, Class A	421,535	129,099,309
*	ACI Worldwide, Inc.	202,243	5,769,993
*	ADDvantage Technologies Group, Inc.	3,642	5,099
*	Adobe, Inc.	257,391	105,561,197
#	ADTRAN Holdings, Inc.	158,563	3,819,783
#	Advanced Energy Industries, Inc.	60,751	5,436,607
*	Advanced Micro Devices, Inc.	707,884	66,873,801
*	Agilysys, Inc.	32,445	1,567,093
*	Airgain, Inc.	10,681	88,225
*	Akamai Technologies, Inc.	148,639	14,302,045
*	Alarm.com Holdings, Inc.	55,635	3,937,289
*	Alithya Group, Inc., Class A	19,215	44,002
*	Alpha & Omega Semiconductor Ltd.	72,667	3,052,741
*	Altair Engineering, Inc., Class A	13,164	775,491
*	Ambarella, Inc.	42,585	3,685,732
	Amdocs Ltd.	148,537	12,931,631
	American Software, Inc., Class A	48,020	858,598
#	Amkor Technology, Inc.	540,454	10,900,957
	Amphenol Corp., Class A	361,632	27,892,676
*	Amtech Systems, Inc.	28,269	221,064
	Analog Devices, Inc.	253,030	43,511,039
*	ANSYS, Inc.	49,330	13,762,577
*	Appfolio, Inc., Class A	13,609	1,385,532
	Apple, Inc.	9,482,682	1,541,030,652
	Applied Materials, Inc.	636,108	67,414,726
*	Arista Networks, Inc.	155,474	18,132,933
*	Arlo Technologies, Inc.	150,424	1,057,481
*	Arrow Electronics, Inc.	148,869	19,080,540
*	Aspen Technology, Inc.	34,831	7,108,659
*	AstroNova, Inc.	10,455	124,937
*	Asure Software, Inc.	18,562	105,803
*	Atlassian Corp. PLC, Class A	25,965	5,434,994
*	Autodesk, Inc.	118,624	25,660,744
	Automatic Data Processing, Inc.	320,760	77,341,651
	Autoscope Technologies Corp.	1,601	8,165

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Avalara, Inc.	34,754	$3,038,195
#*	Avaya Holdings Corp.	161,848	145,437
*	Aviat Networks, Inc.	44,312	1,301,887
*	Avid Technology, Inc.	61,557	1,727,289
	Avnet, Inc.	173,801	8,319,854
#*	Aware, Inc.	26,185	53,679
*	Axcelis Technologies, Inc.	62,487	4,394,711
#*	AXT, Inc.	96,951	850,260
#	Badger Meter, Inc.	49,152	4,727,931
#	Bel Fuse, Inc., Class A	1,700	49,810
	Bel Fuse, Inc., Class B	19,194	474,668
#	Belden, Inc.	82,311	5,327,168
	Benchmark Electronics, Inc.	68,774	1,759,239
#	Bentley Systems, Inc., Class B	40,553	1,605,899
#*	Bill.Com Holdings, Inc.	20,804	2,810,204
	BK Technologies Corp.	6,762	18,596
*	Black Knight, Inc.	116,435	7,647,451
#*	Blackbaud, Inc.	60,698	3,722,001
*	Block, Inc., Class A	63,840	4,855,670
#*	BM Technologies, Inc.	9,173	55,038
*	Box, Inc., Class A	125,681	3,574,368
#*	Brightcove, Inc.	5,600	33,320
	Broadcom, Inc.	323,073	172,999,130
	Broadridge Financial Solutions, Inc.	128,376	20,610,767
*	Cadence Design Systems, Inc.	137,513	25,588,419
*	CalAmp Corp.	55,859	263,096
*	Calix, Inc.	101,248	5,775,186
#*	Cambium Networks Corp.	18,700	352,495
*	Cantaloupe, Inc.	11,909	72,288
	Cass Information Systems, Inc.	28,092	1,024,234
	CDW Corp.	121,804	22,111,080
#*	Cerence, Inc.	57,043	1,606,901
#*	Ceridian HCM Holding, Inc.	57,326	3,139,745
*	CEVA, Inc.	32,743	1,219,022
*	ChannelAdvisor Corp.	41,318	609,027
*	Ciena Corp.	268,852	13,872,763
*	Cirrus Logic, Inc.	91,803	7,845,484
	Cisco Systems, Inc.	2,518,417	114,260,579
	Citrix Systems, Inc.	91,409	9,269,787
#*	Clearfield, Inc.	21,492	2,118,037
*	Cloudflare, Inc., Class A	42,253	2,126,171
*	Coda Octopus Group, Inc.	10,231	50,746
	Cognex Corp.	119,150	6,074,267
	Cognizant Technology Solutions Corp., Class A	360,809	24,520,580
#*	Cognyte Software Ltd.	103,080	464,891
*	Cohu, Inc.	80,407	2,298,032
*	CommScope Holding Co., Inc.	185,440	1,674,523
*	CommVault Systems, Inc.	30,682	1,720,953
*	Computer Task Group, Inc.	36,691	319,579
	Comtech Telecommunications Corp.	70,327	817,200
	Concentrix Corp.	101,285	13,547,882
*	Conduent, Inc.	433,302	2,019,187
#*	Consensus Cloud Solutions, Inc.	33,567	1,813,625
#*	CoreCard Corp.	605	14,411
	Corning, Inc.	623,539	22,921,294
*	CPI Card Group, Inc.	1,323	22,279
*	CPS Technologies Corp.	2,406	8,806
*	Crowdstrike Holdings, Inc., Class A	30,883	5,670,119
#	CSG Systems International, Inc.	73,745	4,811,861

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	CSP, Inc.	1,909	$15,272
	CTS Corp.	62,834	2,556,087
*	CVD Equipment Corp.	2,900	14,355
*	CyberOptics Corp.	12,288	499,753
*	Daktronics, Inc.	101,797	384,793
*	Data I/O Corp.	13,075	46,286
*	Datadog, Inc., Class A	75,759	7,728,176
	Dell Technologies, Inc., Class C	192,939	8,693,831
*	Digi International, Inc.	53,587	1,526,694
*	Diodes, Inc.	95,808	7,795,897
*	DocuSign, Inc.	31,545	2,018,249
	Dolby Laboratories, Inc., Class A	97,283	7,529,704
*	Dropbox, Inc., Class A	169,039	3,843,947
*	Duck Creek Technologies, Inc.	13,002	179,428
*	DXC Technology Co.	371,237	11,731,089
*	Dynatrace, Inc.	138,129	5,197,794
#*	DZS, Inc.	39,128	733,259
#	Ebix, Inc.	57,425	1,358,675
*	eGain Corp.	35,687	316,187
*	Elastic NV	32,766	2,617,676
*	Electro-Sensors, Inc.	2,348	14,182
#*	EMCORE Corp.	47,148	150,874
*	Enphase Energy, Inc.	63,767	18,121,306
	Entegris, Inc.	120,587	13,252,511
*	Envestnet, Inc.	47,975	2,795,503
*	EPAM Systems, Inc.	28,288	9,879,584
*	ePlus, Inc.	62,070	3,449,230
#*	Euronet Worldwide, Inc.	71,012	6,978,349
*	Everbridge, Inc.	7,700	193,578
	EVERTEC, Inc.	117,392	4,577,114
*	Evo Payments, Inc., Class A	45,014	1,230,683
*	ExlService Holdings, Inc.	51,770	8,716,515
*	Extreme Networks, Inc.	58,724	768,110
*	F5, Inc.	69,270	11,593,027
*	Fabrinet	62,413	5,995,393
*	Fair Isaac Corp.	27,636	12,768,661
*	FARO Technologies, Inc.	31,005	1,008,283
	Fidelity National Information Services, Inc.	318,277	32,515,178
*	First Solar, Inc.	156,531	15,523,179
*	Fiserv, Inc.	278,547	29,436,847
*	Five9, Inc.	18,571	2,007,897
*	FleetCor Technologies, Inc.	91,416	20,119,747
*	Flex Ltd.	1,019,030	17,119,704
*	FormFactor, Inc.	125,085	4,448,023
*	Fortinet, Inc.	504,335	30,083,583
*	Franklin Wireless Corp.	400	1,216
*	Frequency Electronics, Inc.	25,787	170,194
*	Gartner, Inc.	73,940	19,629,591
#*	Genasys, Inc.	28,220	94,537
	Genpact Ltd.	324,927	15,622,490
	Global Payments, Inc.	149,441	18,279,623
#*	Globant SA	42,446	8,456,941
*	GoDaddy, Inc., Class A	109,951	8,156,165
*	Grid Dynamics Holdings, Inc.	20,244	382,004
*	GSI Technology, Inc.	38,386	157,383
*	Guidewire Software, Inc.	54,204	4,212,735
	Hackett Group, Inc.	60,823	1,275,458
#*	Harmonic, Inc.	189,187	2,065,922
	Hewlett Packard Enterprise Co.	1,228,466	17,493,356

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	HP, Inc.	828,428	$27,661,211
*	HubSpot, Inc.	12,544	3,863,552
*	I3 Verticals, Inc., Class A	1,200	32,556
#*	IBEX Holdings Ltd.	825	14,900
#*	Ichor Holdings Ltd.	38,178	1,193,444
*	Identiv, Inc.	15,673	212,212
#*	II-VI, Inc.	48,862	2,572,096
#*	Immersion Corp.	51,298	289,834
#*	Infinera Corp.	255,658	1,674,560
#	Information Services Group, Inc.	73,262	546,535
*	Innodata, Inc.	35,954	205,297
#*	Insight Enterprises, Inc.	75,946	7,094,116
	Intel Corp.	3,674,436	133,418,771
	InterDigital, Inc.	50,438	3,096,389
	International Business Machines Corp.	798,816	104,477,145
*	International Money Express, Inc.	4,934	118,613
*	inTEST Corp.	11,556	97,995
#*	Intevac, Inc.	37,250	179,545
	Intuit, Inc.	102,795	46,891,995
*	IPG Photonics Corp.	69,066	7,361,054
*	Issuer Direct Corp.	1,400	34,986
*	Iteris, Inc.	49,178	129,338
#*	Itron, Inc.	78,163	4,564,719
	Jabil, Inc.	399,040	23,679,034
	Jack Henry & Associates, Inc.	72,297	15,021,148
*	Jamf Holding Corp.	2,750	67,210
	Juniper Networks, Inc.	345,665	9,688,990
*	Key Tronic Corp.	11,279	56,508
*	Keysight Technologies, Inc.	197,729	32,150,735
#*	Kimball Electronics, Inc.	24,551	540,122
	KLA Corp.	134,100	51,432,714
#*	Knowles Corp.	210,079	4,149,060
#	Kulicke & Soffa Industries, Inc.	134,547	6,474,402
*	KVH Industries, Inc.	31,726	273,478
*	Kyndryl Holdings, Inc.	161,763	1,693,659
	Lam Research Corp.	123,729	61,927,602
#*	Lantronix, Inc.	13,349	96,246
*	Lattice Semiconductor Corp.	121,248	7,456,752
#*	LGL Group, Inc.	1,687	22,994
#*	Limelight Networks, Inc.	175,677	444,463
	Littelfuse, Inc.	40,097	11,181,850
*	LiveRamp Holdings, Inc.	104,885	2,790,990
#*	Lumentum Holdings, Inc.	83,057	7,513,336
*	Luna Innovations, Inc.	49,988	323,422
*	MACOM Technology Solutions Holdings, Inc., Class H	96,470	5,589,472
#*	Magnachip Semiconductor Corp.	35,188	536,969
*	Mandiant, Inc.	109,475	2,493,840
*	Manhattan Associates, Inc.	66,633	9,373,264
	Marvell Technology, Inc.	339,309	18,892,725
	Mastercard, Inc., Class A	587,619	207,893,726
	Maximus, Inc.	117,123	7,829,673
*	MaxLinear, Inc.	112,542	4,547,822
	Methode Electronics, Inc.	73,464	3,029,655
	Microchip Technology, Inc.	561,763	38,683,000
	Micron Technology, Inc.	1,086,109	67,186,703
	Microsoft Corp.	4,150,122	1,165,105,250
#*	Mitek Systems, Inc.	53,036	577,032
	MKS Instruments, Inc.	90,339	10,678,070
#*	Model N, Inc.	2,462	61,845

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MoneyGram International, Inc.	161,600	$1,641,856
#*	MongoDB, Inc.	19,934	6,228,777
	Monolithic Power Systems, Inc.	22,800	10,595,616
	Motorola Solutions, Inc.	103,220	24,627,260
#*	N-Able, Inc.	15,567	152,868
#*	Napco Security Technologies, Inc.	57,520	1,475,963
	National Instruments Corp.	168,151	6,389,738
*	NCR Corp.	240,074	7,790,401
*	Neonode, Inc.	2,126	9,780
*	NeoPhotonics Corp.	96,042	1,535,712
	NetApp, Inc.	197,406	14,080,970
#*	NETGEAR, Inc.	61,594	1,587,893
#*	NetScout Systems, Inc.	145,109	5,162,978
*	NetSol Technologies, Inc.	15,653	51,185
	Network-1 Technologies, Inc.	28,392	66,153
	NortonLifeLock, Inc.	415,838	10,200,506
#*	Novanta, Inc.	46,196	7,123,423
	NVE Corp.	5,648	310,188
	NVIDIA Corp.	1,138,596	206,803,191
	NXP Semiconductors NV	111,198	20,447,088
*	Okta, Inc.	36,811	3,624,043
#*	Olo, Inc., Class A	43,833	469,451
*	ON Semiconductor Corp.	448,097	29,923,918
*	One Stop Systems, Inc.	700	2,730
*	OneSpan, Inc.	64,351	712,366
*	Onto Innovation, Inc.	87,794	7,308,850
*	Optical Cable Corp.	3,696	13,564
	Oracle Corp.	840,214	65,402,258
*	OSI Systems, Inc.	39,760	3,843,599
#*	Palantir Technologies, Inc., Class A	411,294	4,256,893
*	Palo Alto Networks, Inc.	17,627	8,797,636
*	Paya Holdings, Inc.	55,654	389,021
	Paychex, Inc.	270,958	34,758,492
*	Paycom Software, Inc.	36,043	11,911,851
*	Paylocity Holding Corp.	36,212	7,457,137
*	PayPal Holdings, Inc.	414,542	35,870,319
	PC Connection, Inc.	56,955	2,701,376
	PC-Tel, Inc.	205,594	947,788
*	PDF Solutions, Inc.	64,721	1,746,173
*	Perficient, Inc.	57,716	6,090,192
#*	PFSweb, Inc.	35,131	383,279
*	Photronics, Inc.	363,549	8,656,102
#*	Ping Identity Holding Corp.	32,182	551,921
#*	Pixelworks, Inc.	42,541	98,270
*	Plexus Corp.	51,721	4,859,188
	Power Integrations, Inc.	91,633	7,789,721
#	Progress Software Corp.	96,220	4,518,491
*	PTC, Inc.	83,954	10,358,245
*	Pure Storage, Inc., Class A	224,117	6,353,717
*	Q2 Holdings, Inc.	8,000	351,200
*	Qorvo, Inc.	150,088	15,619,658
	QUALCOMM, Inc.	829,776	120,367,307
*	Qualtrics International, Inc., Class A	18,434	235,033
*	Qualys, Inc.	51,401	6,287,370
#*	QuickLogic Corp.	2,500	20,450
*	Rambus, Inc.	211,363	5,343,257
*	RF Industries Ltd.	9,040	62,014
#*	Ribbon Communications, Inc.	234,020	793,328
	Richardson Electronics Ltd.	16,123	252,002

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Rimini Street, Inc.	3,067	$21,530
*	Rogers Corp.	29,975	8,070,769
	Roper Technologies, Inc.	41,731	18,222,676
*	Rubicon Technology, Inc.	1,143	18,334
#*	Sailpoint Technologies Holdings, Inc.	73,881	4,711,391
*	Salesforce, Inc.	267,063	49,144,933
*	Sanmina Corp.	143,556	6,610,754
	Sapiens International Corp. NV	13,138	345,661
*	ScanSource, Inc.	54,764	1,749,710
	Seagate Technology Holdings PLC	213,303	17,059,974
*	SecureWorks Corp., Class A	2,083	20,684
*	Semtech Corp.	71,175	4,436,338
*	ServiceNow, Inc.	36,022	16,089,587
#*	ShotSpotter, Inc.	1,436	48,235
*	SigmaTron International, Inc.	3,900	27,300
*	Silicon Laboratories, Inc.	50,223	7,406,888
	Skyworks Solutions, Inc.	179,788	19,575,317
#*	SMART Global Holdings, Inc.	102,226	2,005,674
*	Snowflake, Inc., Class A	35,519	5,324,653
*	Socket Mobile, Inc.	2,194	6,187
*	SolarEdge Technologies, Inc.	24,862	8,953,552
#	SolarWinds Corp.	15,567	166,723
*	Sono-Tek Corp.	1,447	7,524
*	Splunk, Inc.	46,663	4,848,752
*	SPS Commerce, Inc.	34,252	4,102,020
	SS&C Technologies Holdings, Inc.	230,527	13,640,283
*	StarTek, Inc.	56,562	180,998
#*	Stratasys Ltd.	102,111	2,102,465
*	Sumo Logic, Inc.	15,068	102,010
*	Super Micro Computer, Inc.	33,323	1,799,775
#	Switch, Inc., Class A	51,401	1,737,868
*	Synaptics, Inc.	56,263	8,155,322
*	Synopsys, Inc.	55,277	20,314,297
	Taitron Components, Inc., Class A	500	1,855
	TD SYNNEX Corp.	106,389	10,683,583
	TE Connectivity Ltd.	181,858	24,319,870
*	Teledyne Technologies, Inc.	37,357	14,621,530
*	Telos Corp.	6,055	48,077
*	Teradata Corp.	184,108	7,049,495
	Teradyne, Inc.	154,417	15,579,131
*	TESSCO Technologies, Inc.	14,267	80,181
	Texas Instruments, Inc.	750,861	134,321,524
#*	Trade Desk, Inc., Class A	129,403	5,823,135
#*	TransAct Technologies, Inc.	8,492	38,214
*	Trimble, Inc.	199,370	13,842,259
*	Trio-Tech International	1,525	7,457
*	TSR, Inc.	210	1,848
	TTEC Holdings, Inc.	96,834	7,085,344
*	TTM Technologies, Inc.	208,790	2,824,929
#*	Turtle Beach Corp.	18,059	234,767
*	Twilio, Inc., Class A	50,024	4,242,035
*	Tyler Technologies, Inc.	22,321	8,906,079
#	Ubiquiti, Inc.	8,411	2,537,010
*	Ultra Clean Holdings, Inc.	80,531	2,705,842
#*	Unisys Corp.	88,886	1,219,516
	Universal Display Corp.	44,000	5,080,240
*	Upland Software, Inc.	16,499	186,769
*	Usio, Inc.	5,175	11,282
#*	Veeco Instruments, Inc.	110,864	2,416,835

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	VerifyMe, Inc.	3,897	$6,625
*	Verint Systems, Inc.	97,926	4,472,280
*	VeriSign, Inc.	77,009	14,567,022
#*	Verra Mobility Corp.	67,934	1,120,232
#*	Viasat, Inc.	89,035	2,931,923
*	Viavi Solutions, Inc.	378,130	5,596,324
#	Visa, Inc., Class A	933,069	197,913,266
	Vishay Intertechnology, Inc.	247,054	5,104,136
*	Vishay Precision Group, Inc.	25,485	794,622
	VMware, Inc., Class A	76,529	8,892,670
	Vontier Corp.	156,918	4,048,484
	Wayside Technology Group, Inc.	4,700	148,050
*	Western Digital Corp.	273,423	13,425,069
	Western Union Co.	329,202	5,603,018
*	WEX, Inc.	41,975	6,976,665
*	Wireless Telecom Group, Inc.	37,817	53,700
#*	Wolfspeed, Inc.	131,980	10,993,934
*	Workday, Inc., Class A	43,583	6,759,723
	Xerox Holdings Corp.	352,253	6,034,094
	Xperi Holding Corp.	214,925	3,602,143
*	Yext, Inc.	14,501	63,514
*	Zebra Technologies Corp., Class A	48,859	17,476,376
*	Zendesk, Inc.	30,944	2,333,796
*	Zoom Video Communications, Inc., Class A	42,034	4,365,651
*	Zscaler, Inc.	33,761	5,234,981
TOTAL INFORMATION TECHNOLOGY			6,874,042,044
MATERIALS — (4.3%)
*	Advanced Emissions Solutions, Inc.	5,237	25,609
	AdvanSix, Inc.	53,013	2,082,881
*	AgroFresh Solutions, Inc.	5,000	8,850
	Air Products & Chemicals, Inc.	122,513	30,411,402
	Albemarle Corp.	71,400	17,443,734
	Alcoa Corp.	332,293	16,910,391
#*	Allegheny Technologies, Inc.	195,478	4,865,447
#	Alpha Metallurgical Resources, Inc.	16,072	2,198,007
	Amcor PLC	1,256,699	16,274,252
*	American Biltrite, Inc.	17	2,635
	American Vanguard Corp.	52,596	1,231,272
#*	Ampco-Pittsburgh Corp.	199,817	879,195
	AptarGroup, Inc.	104,911	11,305,209
*	Arconic Corp.	125,586	3,793,953
	Ardagh Metal Packaging SA	51,678	349,343
	Ashland Global Holdings, Inc.	104,374	10,486,456
#*	Aspen Aerogels, Inc.	34,067	445,596
	Avery Dennison Corp.	98,454	18,751,549
	Avient Corp.	150,801	6,507,063
*	Axalta Coating Systems Ltd.	515,366	12,997,531
	Balchem Corp.	49,896	6,773,881
	Ball Corp.	304,752	22,374,892
*	Berry Global Group, Inc.	303,278	17,483,977
#	Cabot Corp.	123,272	9,154,179
#	Carpenter Technology Corp.	87,213	2,803,026
	Celanese Corp.	123,887	14,557,961
#*	Century Aluminum Co.	171,987	1,356,977
	CF Industries Holdings, Inc.	305,398	29,162,455
	Chase Corp.	19,162	1,742,209
	Chemours Co.	298,747	10,632,406
*	Clearwater Paper Corp.	266,641	9,519,084

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Cleveland-Cliffs, Inc.	1,037,892	$18,381,067
#*	Coeur Mining, Inc.	372,862	1,196,887
#	Commercial Metals Co.	265,048	10,501,202
#	Compass Minerals International, Inc.	63,025	2,346,421
*	Core Molding Technologies, Inc.	12,521	135,978
	Corteva, Inc.	583,755	33,595,100
	Crown Holdings, Inc.	188,037	19,119,602
	Dow, Inc.	989,555	52,654,222
	DuPont de Nemours, Inc.	199,677	12,226,223
	Eagle Materials, Inc.	68,709	8,688,253
	Eastman Chemical Co.	118,892	11,405,310
	Ecolab, Inc.	114,810	18,963,168
	Ecovyst, Inc.	6,030	61,687
	Element Solutions, Inc.	472,249	9,331,640
#*††	Ferroglobe PLC	151,743	933,219
#*	Flotek Industries, Inc.	872,814	968,824
	FMC Corp.	130,597	14,509,327
	Fortitude Gold Corp.	38,385	232,229
	Freeport-McMoRan, Inc.	1,066,679	33,653,722
	Friedman Industries, Inc.	7,421	71,538
	FutureFuel Corp.	149,608	1,075,682
#*	GCP Applied Technologies, Inc.	140,194	4,416,111
	Glatfelter Corp.	87,500	537,250
#	Gold Resource Corp.	134,351	236,458
	Graphic Packaging Holding Co.	694,617	15,455,228
#	Greif, Inc., Class A	69,652	4,918,824
	Greif, Inc., Class B	23,807	1,662,205
	Hawkins, Inc.	47,316	1,880,811
	Haynes International, Inc.	27,644	1,068,717
	HB Fuller Co.	102,295	6,567,339
#	Hecla Mining Co.	1,065,069	4,824,763
	Huntsman Corp.	449,482	13,016,999
*	Ingevity Corp.	54,126	3,631,855
	Innospec, Inc.	44,386	4,527,372
	International Flavors & Fragrances, Inc.	213,300	26,459,865
	International Paper Co.	418,307	17,890,990
#*	Intrepid Potash, Inc.	24,670	1,124,952
#	Kaiser Aluminum Corp.	20,375	1,543,814
	Koppers Holdings, Inc.	40,044	942,636
	Kronos Worldwide, Inc.	145,361	2,553,993
	Linde PLC	225,284	68,035,768
#*	Livent Corp.	248,043	6,173,790
#	Louisiana-Pacific Corp.	172,921	11,002,963
*	LSB Industries, Inc.	232,203	3,206,723
	LyondellBasell Industries NV, Class A	441,431	39,340,331
	Martin Marietta Materials, Inc.	55,426	19,514,386
	Materion Corp.	44,374	3,636,006
	Mercer International, Inc.	163,115	2,603,315
	Minerals Technologies, Inc.	71,470	4,774,911
	Mosaic Co.	435,396	22,927,953
#*	MP Materials Corp.	58,778	1,973,177
	Myers Industries, Inc.	79,847	1,942,678
	NewMarket Corp.	20,121	6,253,607
	Newmont Corp.	592,176	26,813,729
#	Nexa Resources SA	7,300	48,691
#	Northern Technologies International Corp.	11,400	127,110
	Nucor Corp.	468,854	63,670,373
*	O-I Glass, Inc.	349,557	5,141,983
	Olin Corp.	399,466	20,880,088

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Olympic Steel, Inc.	42,024	$1,249,374
	Orion Engineered Carbons SA	900	15,561
	Packaging Corp. of America	150,152	21,112,873
	PPG Industries, Inc.	213,067	27,547,432
#	Quaker Chemical Corp.	6,145	996,780
#	Ramaco Resources, Inc.	2,300	27,002
#*	Ranpak Holdings Corp.	3,199	16,347
#*	Rayonier Advanced Materials, Inc.	186,275	659,414
	Reliance Steel & Aluminum Co.	121,609	23,136,112
#*	Resolute Forest Products, Inc.	163,412	3,313,995
	Royal Gold, Inc.	91,793	9,617,153
#	RPM International, Inc.	154,445	13,961,828
	Ryerson Holding Corp.	91,981	2,520,279
	Schnitzer Steel Industries, Inc., Class A	57,115	2,031,009
	Schweitzer-Mauduit International, Inc.	120,579	2,634,651
#	Scotts Miracle-Gro Co.	94,284	8,386,562
	Sealed Air Corp.	196,434	12,006,046
	Sensient Technologies Corp.	66,018	5,676,228
	Sherwin-Williams Co.	169,862	41,096,412
	Silgan Holdings, Inc.	283,667	12,623,182
	Sonoco Products Co.	194,662	12,359,090
#	Southern Copper Corp.	86,188	4,292,162
	Steel Dynamics, Inc.	489,571	38,127,790
	Stepan Co.	37,766	4,237,723
*	Summit Materials, Inc., Class A	236,923	6,517,752
	SunCoke Energy, Inc.	153,758	1,137,809
	Sylvamo Corp.	42,659	1,673,939
*	Synalloy Corp.	19,475	268,950
#*	TimkenSteel Corp.	139,370	2,827,817
#	Tredegar Corp.	100,294	1,051,081
#	TriMas Corp.	95,214	2,818,334
	Trinseo PLC	79,655	2,849,259
	Tronox Holdings PLC, Class A	332,041	5,183,160
*	U.S. Gold Corp.	2,698	11,143
#	U.S. Steel Corp.	506,319	11,974,444
	United States Lime & Minerals, Inc.	9,696	997,428
*	Universal Stainless & Alloy Products, Inc.	19,376	164,696
	Valvoline, Inc.	229,497	7,394,393
*	Venator Materials PLC	62,639	107,739
	Vulcan Materials Co.	117,856	19,485,133
	Warrior Met Coal, Inc.	117,737	3,759,342
	Westlake Corp.	139,612	13,589,832
	WestRock Co.	255,189	10,809,806
#	Worthington Industries, Inc.	90,166	4,617,401
TOTAL MATERIALS			1,298,794,950
REAL ESTATE — (0.3%)
#*	AMREP Corp.	6,773	95,499
*	CBRE Group, Inc., Class A	302,427	25,893,800
*	CKX Lands, Inc.	743	8,210
#*	Cushman & Wakefield PLC	119,216	2,002,829
#	Douglas Elliman, Inc.	112,841	677,046
#	eXp World Holdings, Inc.	26,351	391,576
*	Five Point Holdings LLC, Class A	9,036	38,132
#*	Forestar Group, Inc.	7,963	110,208
*	FRP Holdings, Inc.	18,316	1,080,644
#*	Howard Hughes Corp.	66,665	4,725,882
*	InterGroup Corp.	200	9,025
*	Jones Lang LaSalle, Inc.	78,214	14,913,063

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*»	JW Mays, Inc.	900	$39,582
	Kennedy-Wilson Holdings, Inc.	246,549	5,093,702
	Marcus & Millichap, Inc.	65,326	2,673,140
#*	Maui Land & Pineapple Co., Inc.	20,394	193,947
	Newmark Group, Inc., Class A	327,979	3,738,961
*	Rafael Holdings, Inc., Class B	23,666	47,805
#	RE/MAX Holdings, Inc., Class A	55,243	1,399,858
*	Realogy Holdings Corp.	214,101	2,126,023
#*	Redfin Corp.	16,500	143,550
	RMR Group, Inc., Class A	24,138	697,830
	St. Joe Co.	97,660	4,103,673
#*	Stratus Properties, Inc.	14,910	472,200
*	Tejon Ranch Co.	65,816	1,087,280
*	Trinity Place Holdings, Inc.	53,127	55,783
*	Zillow Group, Inc., Class A	46,959	1,643,565
#*	Zillow Group, Inc., Class C	110,115	3,840,811
TOTAL REAL ESTATE			77,303,624
UTILITIES — (2.7%)
	AES Corp.	445,524	9,899,543
	ALLETE, Inc.	67,880	4,213,312
	Alliant Energy Corp.	178,183	10,856,690
	Ameren Corp.	176,424	16,428,603
	American Electric Power Co., Inc.	250,817	24,720,524
	American States Water Co.	56,525	4,927,284
	American Water Works Co., Inc.	113,895	17,703,839
#	Artesian Resources Corp., Class A	12,735	656,617
#	Atlantica Sustainable Infrastructure PLC	153,959	5,490,178
	Atmos Energy Corp.	102,918	12,493,216
#	Avangrid, Inc.	64,111	3,124,129
	Avista Corp.	88,378	3,734,854
#	Black Hills Corp.	79,892	6,167,662
#	Brookfield Renewable Corp., Class A	38,245	1,496,144
	California Water Service Group	72,894	4,379,472
	CenterPoint Energy, Inc.	464,681	14,725,741
	Chesapeake Utilities Corp.	25,608	3,511,625
	Clearway Energy, Inc., Class A	54,538	1,883,197
#	Clearway Energy, Inc., Class C	120,901	4,538,624
	CMS Energy Corp.	200,108	13,753,423
	Consolidated Edison, Inc.	200,215	19,875,343
	Consolidated Water Co. Ltd.	26,390	410,365
	Constellation Energy Corp.	172,554	11,405,819
	Dominion Energy, Inc.	426,520	34,966,110
	DTE Energy Co.	122,301	15,935,820
	Duke Energy Corp.	383,805	42,191,684
	Edison International	235,986	15,992,771
	Entergy Corp.	137,734	15,857,315
	Essential Utilities, Inc.	219,773	11,415,010
	Evergy, Inc.	160,004	10,921,873
	Eversource Energy	198,030	17,470,207
	Exelon Corp.	517,662	24,066,106
	FirstEnergy Corp.	327,337	13,453,551
	Genie Energy Ltd., Class B	42,689	411,095
#	Global Water Resources, Inc.	1,904	25,190
	Hawaiian Electric Industries, Inc.	158,012	6,683,908
	IDACORP, Inc.	72,282	8,075,345
	MGE Energy, Inc.	53,745	4,373,768
#	Middlesex Water Co.	26,334	2,504,627
	National Fuel Gas Co.	127,617	9,231,814

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	New Jersey Resources Corp.	158,829	$7,336,312
	NextEra Energy, Inc.	957,284	80,880,925
	NiSource, Inc.	453,468	13,785,427
#	Northwest Natural Holding Co.	46,612	2,501,666
#	NorthWestern Corp.	68,394	3,792,447
	NRG Energy, Inc.	488,682	18,447,746
	OGE Energy Corp.	276,940	11,376,695
	ONE Gas, Inc.	75,164	6,384,430
#	Ormat Technologies, Inc.	94,696	8,194,992
	Otter Tail Corp.	63,286	4,447,107
#*	PG&E Corp.	530,888	5,765,444
#	Pinnacle West Capital Corp.	125,704	9,235,473
	PNM Resources, Inc.	122,521	5,914,089
	Portland General Electric Co.	125,713	6,454,105
	PPL Corp.	527,612	15,342,957
	Public Service Enterprise Group, Inc.	300,038	19,703,495
*	Pure Cycle Corp.	35,231	372,039
#	RGC Resources, Inc.	10,999	222,290
	Sempra Energy	153,873	25,512,143
	SJW Group	41,008	2,692,585
#	South Jersey Industries, Inc.	143,684	4,925,488
	Southern Co.	540,332	41,546,127
	Southwest Gas Holdings, Inc.	82,487	7,173,070
#	Spire, Inc.	74,843	5,631,187
#*	Sunnova Energy International, Inc.	175,461	4,565,495
	UGI Corp.	236,810	10,220,720
#	Unitil Corp.	29,333	1,606,568
#	Via Renewables, Inc.	18,700	151,844
	Vistra Corp.	869,681	22,481,254
	WEC Energy Group, Inc.	187,363	19,450,153
	Xcel Energy, Inc.	308,463	22,573,322
	York Water Co.	20,352	874,932
TOTAL UTILITIES			819,534,925
TOTAL COMMON STOCKS			29,313,300,296
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	15,532	405,385
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,858	521,488
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	53,920	1,517,848
TOTAL PREFERRED STOCKS			2,444,721
TOTAL INVESTMENT SECURITIES (Cost $13,406,039,439)			29,315,745,017

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 1.880%	242,639,794	242,639,794

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	60,049,775	$694,595,748
TOTAL INVESTMENTS — (100.0%)
(Cost $14,343,177,885)^^			$30,252,980,559
As of July 31, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,230	09/16/22	$246,554,528	$254,210,250	$7,655,722
Total Futures Contracts			$246,554,528	$254,210,250	$7,655,722
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,077,354,147	$6,741	—	$2,077,360,888
Consumer Discretionary	3,402,876,998	4,986	—	3,402,881,984
Consumer Staples	1,932,322,269	88,729	—	1,932,410,998
Energy	1,692,799,190	—	—	1,692,799,190
Financials	3,969,599,928	6,500	—	3,969,606,428
Health Care	3,632,217,033	—	$1,269,319	3,633,486,352
Industrials	3,534,431,397	647,516	—	3,535,078,913
Information Technology	6,874,042,044	—	—	6,874,042,044
Materials	1,298,794,950	—	—	1,298,794,950
Real Estate	77,264,042	39,582	—	77,303,624
Utilities	819,534,925	—	—	819,534,925
Preferred Stocks
Communication Services	405,385	—	—	405,385
Consumer Discretionary	521,488	—	—	521,488
Industrials	1,517,848	—	—	1,517,848
Temporary Cash Investments	242,639,794	—	—	242,639,794
Securities Lending Collateral	—	694,595,748	—	694,595,748
Futures Contracts**	7,655,722	—	—	7,655,722
TOTAL	$29,563,977,160	$695,389,802	$1,269,319^	$30,260,636,281
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.2%)
	Activision Blizzard, Inc.	310,270	$24,806,087
*	Alphabet, Inc., Class A	2,447,900	284,739,728
*	Alphabet, Inc., Class C	2,361,300	275,422,032
#*	Altice USA, Inc., Class A	298,013	3,132,117
#*	AMC Networks, Inc., Class A	84,962	2,593,040
#*	Angi, Inc.	60,467	314,428
*	Anterix, Inc.	35,176	1,564,980
	AT&T, Inc.	4,477,834	84,093,723
	ATN International, Inc.	44,032	2,027,233
#*	Audacy, Inc., Class A	192,693	122,745
*	Ballantyne Strong, Inc.	5,733	16,339
#*	Bandwidth, Inc., Class A	11,588	192,708
#*	Boston Omaha Corp., Class A	923	22,521
#*	Bumble, Inc., Class A	36,235	1,374,031
	Cable One, Inc.	12,624	17,379,208
#*	Cargurus, Inc.	61,719	1,499,155
#*	Cars.com, Inc.	164,649	1,936,272
#*	Charter Communications, Inc., Class A	120,783	52,190,334
#*	Cinemark Holdings, Inc.	153,849	2,820,052
	Cogent Communications Holdings, Inc.	93,426	5,961,513
	Comcast Corp., Class A	3,103,081	116,427,599
#*	comScore, Inc.	59,331	119,255
*	Consolidated Communications Holdings, Inc.	190,075	1,254,495
#*††	Contra Costa Communications	5,301	0
#*	Cumulus Media, Inc., Class A	22,762	180,730
#*	Daily Journal Corp.	426	115,148
#	DallasNews Corp.	6,262	41,204
#*	DHI Group, Inc.	750,413	3,669,520
#*	DISH Network Corp., Class A	336,650	5,847,611
*	EchoStar Corp., Class A	99,479	1,965,705
	Electronic Arts, Inc.	116,272	15,258,375
*	Emerald Holding, Inc.	27,806	87,589
*	Endeavor Group Holdings, Inc., Class A	60,407	1,376,676
	Entravision Communications Corp., Class A	179,258	960,823
#*	EverQuote, Inc., Class A	5,394	56,367
#*	EW Scripps Co., Class A	197,172	2,811,673
*	Facebook, Inc., Class A	1,823,313	290,089,098
*	Fluent, Inc.	11,731	13,139
	Fox Corp., Class A	426,052	14,106,582
	Fox Corp., Class B	273,656	8,455,970
*	Frontier Communications Parent, Inc.	10,787	279,491
*	Gaia, Inc.	23,801	94,490
#*	Gannett Co., Inc.	258,245	777,317
*	Gogo, Inc.	10,827	187,957
	Gray Television, Inc.	211,353	3,924,825
	Gray Television, Inc., Class A	3,160	53,088
*	Hemisphere Media Group, Inc.	50,118	389,918
*	IDT Corp., Class B	253,897	6,608,939
*	iHeartMedia, Inc., Class A	31,256	233,795
*	IMAX Corp.	124,166	2,087,230
	Interpublic Group of Cos., Inc.	754,483	22,536,407
*	Iridium Communications, Inc.	309,905	13,855,853
	John Wiley & Sons, Inc., Class A	93,469	4,880,951

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	7,502	$389,204
#*	Liberty Broadband Corp., Class A	24,602	2,655,294
*»	Liberty Broadband Corp., Class B	1,306	140,957
*	Liberty Broadband Corp., Class C	149,382	16,272,181
*	Liberty Latin America Ltd., Class A	7,360	54,243
*	Liberty Latin America Ltd., Class C	324,799	2,384,025
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	706,579
*»	Liberty Media Corp.-Liberty Braves, Class B	522	14,723
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	2,027,990
*	Liberty Media Corp.-Liberty Formula One, Class A	43,978	2,726,196
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	21,930,440
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	3,794,716
*	Liberty Media Corp.-Liberty SiriusXM, Class B	3,666	144,440
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	9,588,138
#*	Lions Gate Entertainment Corp., Class A	199,290	1,745,780
*	Lions Gate Entertainment Corp., Class B	289,543	2,406,102
*	Live Nation Entertainment, Inc.	149,029	14,007,236
#*	Loyalty Ventures, Inc.	36,789	108,528
#	Lumen Technologies, Inc.	1,978,233	21,542,957
*	Madison Square Garden Entertainment Corp.	59,864	3,485,881
*	Madison Square Garden Sports Corp.	817	125,638
#*	Magnite, Inc.	50,796	388,081
#*	Marcus Corp.	58,680	964,112
*	Match Group, Inc.	174,316	12,779,106
*	Netflix, Inc.	128,603	28,922,815
	New York Times Co., Class A	249,625	7,975,519
	News Corp., Class A	427,879	7,333,846
	News Corp., Class B	280,427	4,845,779
#	Nexstar Media Group, Inc., Class A	114,781	21,621,297
	Omnicom Group, Inc.	358,574	25,042,808
*	Ooma, Inc.	2,577	30,744
#	Paramount Global, Class A	19,160	518,086
#	Paramount Global, Class B	560,715	13,260,910
*	Pinterest, Inc., Class A	68,016	1,324,952
*	Playtika Holding Corp.	70,444	864,348
*	QuinStreet, Inc.	113,207	1,216,975
#*	Reading International, Inc., Class A	50,900	237,194
#*»	Reading International, Inc., Class B	300	6,180
#*	ROBLOX Corp., Class A	59,489	2,553,863
*	Roku, Inc.	9,859	645,962
	Saga Communications, Inc., Class A	5,094	119,251
*	Salem Media Group, Inc.	4,104	8,906
#	Scholastic Corp.	83,005	3,907,045
*	Sciplay Corp., Class A	1,000	13,640
#	Shenandoah Telecommunications Co.	180,301	4,020,712
#	Shutterstock, Inc.	77,574	4,382,931
	Sinclair Broadcast Group, Inc., Class A	16,150	352,716
#	Sirius XM Holdings, Inc.	1,147,825	7,667,471
*	Snap, Inc., Class A	77,553	766,224
	Spok Holdings, Inc.	66,436	439,142
*	Spotify Technology SA	29,127	3,291,934
*	Take-Two Interactive Software, Inc.	173,922	23,084,667
#*	TechTarget, Inc.	61,558	4,012,966
	TEGNA, Inc.	555,794	11,638,326
#	Telephone & Data Systems, Inc.	264,497	4,181,698
#*	Telesat Corp.	26,642	323,434
*	Thryv Holdings, Inc.	2,510	61,093
*	T-Mobile U.S., Inc.	420,494	60,155,872
*	Townsquare Media, Inc., Class A	44,674	357,392

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Travelzoo	64,626	$328,946
*	TripAdvisor, Inc.	143,268	2,723,525
*	TrueCar, Inc.	240,109	617,080
*	Twitter, Inc.	155,648	6,476,513
*	U.S. Cellular Corp.	66,343	1,943,187
*	Urban One, Inc.	139,944	491,203
*	Urban One, Inc.	6,513	32,760
	Verizon Communications, Inc.	3,894,696	179,896,008
*	Walt Disney Co.	652,782	69,260,170
*	Warner Bros Discovery, Inc.	1,688,577	25,328,655
#	Warner Music Group Corp., Class A	46,177	1,385,310
*	WideOpenWest, Inc.	12,313	226,313
#	World Wrestling Entertainment, Inc., Class A	79,408	5,503,769
*	Yelp, Inc.	123,864	3,797,670
*	Zedge, Inc., Class B	5,460	15,070
#*	Ziff Davis, Inc.	135,280	11,078,079
TOTAL COMMUNICATION SERVICES			1,955,629,569
CONSUMER DISCRETIONARY — (10.1%)
#	Cheesecake Factory, Inc.	106,182	3,103,700
#*	1-800-Flowers.com, Inc., Class A	98,553	982,573
#*	2U, Inc.	77,678	760,468
	Aaron's Co., Inc.	90,572	1,179,247
#*	Abercrombie & Fitch Co., Class A	173,759	3,094,648
#	Academy Sports & Outdoors, Inc.	79,674	3,428,372
#	Acushnet Holdings Corp.	167,733	8,173,629
*	Adient PLC	163,118	5,510,126
#	ADT, Inc.	201,722	1,472,571
#*	Adtalem Global Education, Inc.	130,670	5,239,867
	Advance Auto Parts, Inc.	84,420	16,345,400
*	Amazon.com, Inc.	3,216,921	434,123,489
	AMCON Distributing Co.	1,168	219,035
#*	American Axle & Manufacturing Holdings, Inc.	290,600	2,589,246
#	American Eagle Outfitters, Inc.	452,251	5,445,102
*	American Outdoor Brands, Inc.	47,550	375,645
*	American Public Education, Inc.	40,872	642,099
#*	America's Car-Mart, Inc.	20,880	2,162,542
*	Aptiv PLC	178,266	18,698,321
	Aramark	369,099	12,327,907
	Ark Restaurants Corp.	7,366	146,878
	Arko Corp.	5,617	51,283
#*	Asbury Automotive Group, Inc.	67,885	11,651,781
	Autoliv, Inc.	200,725	17,262,350
*	AutoNation, Inc.	257,829	30,614,615
*	AutoZone, Inc.	11,533	24,650,519
#*	Barnes & Noble Education, Inc.	127,814	346,376
#	Bassett Furniture Industries, Inc.	18,048	414,202
	Bath & Body Works, Inc.	125,058	4,444,561
*	BBQ Holdings, Inc.	12,707	152,484
*	Beazer Homes USA, Inc.	75,578	1,114,776
#*	Bed Bath & Beyond, Inc.	197,898	995,427
#	Best Buy Co., Inc.	589,142	45,358,043
#	Big 5 Sporting Goods Corp.	320,032	4,115,612
#	Big Lots, Inc.	77,308	1,560,849
#*	Biglari Holdings, Inc., Class A	475	284,764
*	Biglari Holdings, Inc., Class B	5,247	630,742
*	BJ's Restaurants, Inc.	50,941	1,195,585
#	Bloomin' Brands, Inc.	197,620	4,029,472
#	Bluegreen Vacations Holding Corp.	20,047	526,835

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Booking Holdings, Inc.	8,401	$16,261,732
*	Boot Barn Holdings, Inc.	94,067	5,860,374
	BorgWarner, Inc.	444,198	17,083,855
	Boyd Gaming Corp.	77,977	4,328,503
*	Bright Horizons Family Solutions, Inc.	68,676	6,432,881
#*	Brinker International, Inc.	82,894	2,300,309
	Brunswick Corp.	244,212	19,566,265
#	Buckle, Inc.	96,967	2,928,403
#	Build-A-Bear Workshop, Inc.	45,147	720,998
#*	Burlington Stores, Inc.	54,847	7,740,557
#*	Caesars Entertainment, Inc.	45,189	2,064,685
#	Caleres, Inc.	86,823	2,154,947
#*	Callaway Golf Co.	74,140	1,701,513
	Camping World Holdings, Inc., Class A	41,769	1,129,434
*	Capri Holdings Ltd.	336,852	16,397,955
#*	CarMax, Inc.	269,258	26,801,941
#*	Carnival Corp.	471,076	4,267,949
#*	CarParts.com, Inc.	19,745	157,565
	Carriage Services, Inc.	55,751	2,022,646
	Carrols Restaurant Group, Inc.	96,184	239,498
#	Carter's, Inc.	107,557	8,763,744
#*	Carvana Co.	6,616	192,856
#	Cato Corp., Class A	51,677	638,211
*	Cavco Industries, Inc.	18,713	4,824,024
	Century Communities, Inc.	84,771	4,337,732
*	Chegg, Inc.	87,834	1,870,864
#*	Chewy, Inc., Class A	38,744	1,503,655
#*	Chico's FAS, Inc.	256,014	1,285,190
#*	Children's Place, Inc.	32,940	1,427,620
*	Chipotle Mexican Grill, Inc.	15,563	24,343,956
	Choice Hotels International, Inc.	78,280	9,461,704
	Churchill Downs, Inc.	42,090	8,830,482
#*	Chuy's Holdings, Inc.	47,295	1,051,368
#*	Citi Trends, Inc.	33,937	834,171
#	Columbia Sportswear Co.	148,332	10,978,051
#*	Conn's, Inc.	73,082	688,432
*	Container Store Group, Inc.	99,925	745,441
††	Contra Zagg, Inc.	75,640	6,808
*	Cooper-Standard Holdings, Inc.	49,035	211,341
#	Cracker Barrel Old Country Store, Inc.	60,179	5,721,218
*	Crocs, Inc.	55,400	3,968,856
#	Crown Crafts, Inc.	22,116	144,639
	Culp, Inc.	32,546	163,381
	Dana, Inc.	383,053	6,419,968
	Darden Restaurants, Inc.	171,756	21,381,904
*	Dave & Buster's Entertainment, Inc.	83,319	3,112,798
*	Deckers Outdoor Corp.	83,980	26,303,376
*	Delta Apparel, Inc.	15,491	362,334
#*	Denny's Corp.	113,530	1,102,376
#	Designer Brands, Inc., Class A	137,389	1,982,523
#*	Destination XL Group, Inc.	9,135	37,819
#	Dick's Sporting Goods, Inc.	205,560	19,238,360
#	Dillard's, Inc., Class A	58,162	13,223,131
#	Dine Brands Global, Inc.	2,140	152,603
	Dollar General Corp.	206,922	51,405,632
*	Dollar Tree, Inc.	305,601	50,534,181
	Domino's Pizza, Inc.	31,727	12,440,474
*	Dorman Products, Inc.	84,113	8,502,983
	DR Horton, Inc.	472,989	36,907,332

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Duluth Holdings, Inc., Class B	3,601	$34,714
	eBay, Inc.	747,182	36,335,461
	Educational Development Corp.	13,726	46,394
*	El Pollo Loco Holdings, Inc.	106,505	1,035,229
*	Envela Corp.	829	5,513
	Escalade, Inc.	37,461	472,383
#	Ethan Allen Interiors, Inc.	63,310	1,455,497
#*	Etsy, Inc.	102,813	10,663,764
*	Everi Holdings, Inc.	13,173	253,053
*	Expedia Group, Inc.	23,139	2,453,891
*	Fiesta Restaurant Group, Inc.	80,799	663,360
#*	Five Below, Inc.	93,126	11,833,521
	Flanigan's Enterprises, Inc.	2,891	80,948
	Flexsteel Industries, Inc.	20,065	366,387
#*	Floor & Decor Holdings, Inc., Class A	141,437	11,395,579
#	Foot Locker, Inc.	254,700	7,225,839
	Ford Motor Co.	2,081,479	30,576,927
#*	Fossil Group, Inc.	130,115	784,593
#*	Fox Factory Holding Corp.	98,149	9,290,784
#	Franchise Group, Inc.	4,330	142,587
#*	frontdoor, Inc.	140,415	3,758,910
#*	Full House Resorts, Inc.	23,954	148,754
*	Funko, Inc., Class A	62,496	1,638,020
#	Gap, Inc.	556,311	5,351,712
	Garmin Ltd.	161,695	15,784,666
*	General Motors Co.	1,050,213	38,080,723
#*	Genesco, Inc.	49,175	2,756,259
	Gentex Corp.	597,830	16,870,763
#*	Gentherm, Inc.	104,316	6,734,641
	Genuine Parts Co.	171,216	26,173,790
*	G-III Apparel Group Ltd.	124,762	2,755,993
*	Good Times Restaurants, Inc.	1,690	5,374
*	Goodyear Tire & Rubber Co.	434,994	5,341,726
#*	GoPro, Inc., Class A	106,952	680,215
	Graham Holdings Co., Class B	10,480	6,230,255
*	Grand Canyon Education, Inc.	101,162	9,718,633
#*	Green Brick Partners, Inc.	15,871	425,343
	Group 1 Automotive, Inc.	47,152	8,342,132
#*	Groupon, Inc.	24,172	256,223
	Guess?, Inc.	162,949	3,081,366
#	H&R Block, Inc.	272,291	10,880,748
	Hamilton Beach Brands Holding Co., Class A	31,592	374,049
#	Hanesbrands, Inc.	749,232	8,376,414
#	Harley-Davidson, Inc.	340,971	12,892,114
	Hasbro, Inc.	124,085	9,767,971
#	Haverty Furniture Cos., Inc.	59,491	1,625,889
	Haverty Furniture Cos., Inc., Class A	2,523	67,314
#*	Helen of Troy Ltd.	61,809	8,269,426
#	Hibbett, Inc.	58,833	2,760,444
*	Hilton Grand Vacations, Inc.	143,710	5,859,057
	Hilton Worldwide Holdings, Inc.	127,794	16,366,578
	Home Depot, Inc.	417,086	125,517,861
	Hooker Furnishings Corp.	28,522	471,754
*	Horizon Global Corp.	46,138	65,516
#*	Hovnanian Enterprises, Inc., Class A	300	14,553
*	Hyatt Hotels Corp., Class A	76,915	6,364,716
	Installed Building Products, Inc.	85,113	8,632,160
#	International Game Technology PLC	98,836	1,872,942
*	iRobot Corp.	66,470	3,058,285

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	J Jill, Inc.	1,647	$26,385
#	Jack in the Box, Inc.	34,385	2,377,379
	Jerash Holdings US, Inc.	5,937	34,553
#	Johnson Outdoors, Inc., Class A	23,933	1,610,930
#	KB Home	157,600	5,144,064
#	Kohl's Corp.	343,267	10,002,800
#	Kontoor Brands, Inc.	53,530	1,953,845
#*	Kura Sushi USA, Inc., Class A	741	62,570
#*	Lakeland Industries, Inc.	18,417	295,409
#*	Lands' End, Inc.	78,612	1,002,303
#*	Las Vegas Sands Corp.	39,122	1,474,508
	Laureate Education, Inc., Class A	110,900	1,313,056
*††	Lazare Kaplan International	3,667	0
	La-Z-Boy, Inc.	110,915	3,091,201
#*	Lazydays Holdings, Inc.	11,759	160,158
#	LCI Industries	77,616	10,485,145
	Lear Corp.	133,921	20,240,820
#	Leggett & Platt, Inc.	310,557	12,310,479
	Lennar Corp., Class A	341,640	29,039,400
	Lennar Corp., Class B	39,269	2,665,580
#*	Leslie's, Inc.	31,715	480,799
#	Levi Strauss & Co., Class A	53,940	1,020,545
#*	LGI Homes, Inc.	69,991	7,894,985
	Lifetime Brands, Inc.	55,205	594,006
*	Lincoln Educational Services Corp.	56,293	407,561
#*	Liquidity Services, Inc.	113,568	2,286,124
	Lithia Motors, Inc.	75,478	20,022,804
*	Live Ventures, Inc.	246	8,578
	LKQ Corp.	404,335	22,173,731
#*	LL Flooring Holdings, Inc.	72,700	729,908
#*	Lovesac Co.	4,255	132,586
	Lowe's Cos., Inc.	213,740	40,937,622
*	Lululemon Athletica, Inc.	64,976	20,175,698
*	M/I Homes, Inc.	73,907	3,400,461
	Macy's, Inc.	720,029	12,708,512
*	Malibu Boats, Inc., Class A	65,250	4,074,863
#	Marine Products Corp.	27,683	300,637
#*	MarineMax, Inc.	61,282	2,502,757
	Marriott International, Inc., Class A	223,050	35,424,801
	Marriott Vacations Worldwide Corp.	98,481	13,484,019
*	MasterCraft Boat Holdings, Inc.	46,154	1,093,388
*	Mattel, Inc.	646,263	14,993,302
	McDonald's Corp.	168,336	44,334,652
#	MDC Holdings, Inc.	218,161	7,908,336
*	Meritage Homes Corp.	110,232	9,733,486
	MGM Resorts International	467,004	15,285,041
*	Modine Manufacturing Co.	129,827	1,703,330
*	Mohawk Industries, Inc.	119,467	15,349,120
*	Monarch Casino & Resort, Inc.	6,743	432,563
#	Monro, Inc.	76,624	3,842,694
#*	Motorcar Parts of America, Inc.	53,386	804,527
#	Movado Group, Inc.	41,980	1,426,480
	Murphy USA, Inc.	109,241	31,063,771
	Nathan's Famous, Inc.	8,885	488,586
#*	National Vision Holdings, Inc.	172,545	5,027,961
#*	Nautilus, Inc.	75,979	132,203
	Newell Brands, Inc.	710,735	14,363,954
	NIKE, Inc., Class B	783,135	89,997,874
	Nobility Homes, Inc.	2,557	66,482

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Noodles & Co.	3,938	$20,517
	Nordstrom, Inc.	138,782	3,262,765
#*	Norwegian Cruise Line Holdings Ltd.	353,541	4,295,523
*	NVR, Inc.	5,545	24,359,740
*	ODP Corp.	128,231	4,654,785
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	6,989,878
*	ONE Group Hospitality, Inc.	6,673	55,986
#*	OneSpaWorld Holdings Ltd.	4,539	32,726
*	O'Reilly Automotive, Inc.	25,893	18,218,056
#	Oxford Industries, Inc.	49,171	4,690,913
#	Papa John's International, Inc.	52,889	5,071,526
	Patrick Industries, Inc.	70,798	4,298,855
#*	Peloton Interactive, Inc., Class A	69,775	662,165
#*	Penn National Gaming, Inc.	155,367	5,367,930
#	Penske Automotive Group, Inc.	241,111	27,604,798
*	Perdoceo Education Corp.	168,167	2,303,888
#	PetMed Express, Inc.	39,873	870,029
#*	Planet Fitness, Inc., Class A	113,210	8,922,080
*	Playa Hotels & Resorts NV	85,950	589,617
#	Polaris, Inc.	131,180	15,384,790
#	Pool Corp.	62,833	22,475,364
*	Poshmark, Inc., Class A	31,267	337,371
*	Potbelly Corp.	63,716	323,040
	PulteGroup, Inc.	452,420	19,734,560
	PVH Corp.	129,967	8,047,557
#*	QuantumScape Corp.	137,152	1,483,985
#*	Quotient Technology, Inc.	213,866	592,409
#	Qurate Retail, Inc., Class A	689,320	1,881,844
	Ralph Lauren Corp.	80,996	7,988,635
#	RCI Hospitality Holdings, Inc.	15,909	906,177
#*	Red Robin Gourmet Burgers, Inc.	29,845	260,845
#	Red Rock Resorts, Inc., Class A	146,403	5,758,030
#	Rent-A-Center, Inc.	160,780	3,783,153
#*	Revolve Group, Inc.	22,726	643,600
#*	RH	53,640	14,988,625
#	Rocky Brands, Inc.	11,845	389,464
	Ross Stores, Inc.	435,485	35,387,511
#*	Royal Caribbean Cruises Ltd.	190,799	7,385,829
#	Ruth's Hospitality Group, Inc.	93,539	1,641,609
*	Sally Beauty Holdings, Inc.	251,478	3,213,889
*	Scientific Games Corp., Class A	120,879	6,157,576
*	SeaWorld Entertainment, Inc.	155,945	7,443,255
	Service Corp. International	493,717	36,762,168
#*	Shake Shack, Inc., Class A	44,856	2,308,290
#	Shoe Carnival, Inc.	72,122	1,572,981
#	Signet Jewelers Ltd.	158,701	9,674,413
*	Six Flags Entertainment Corp.	50,596	1,147,011
*	Skechers USA, Inc., Class A	282,853	10,737,100
*	Skyline Champion Corp.	149,453	9,460,375
#*	Sleep Number Corp.	62,361	2,809,987
#	Smith & Wesson Brands, Inc.	127,572	1,856,173
#	Sonic Automotive, Inc., Class A	84,938	3,554,655
#*	Sonos, Inc.	119,025	2,631,643
*	Sportsman's Warehouse Holdings, Inc.	117,829	1,161,794
	Standard Motor Products, Inc.	68,016	3,111,052
	Starbucks Corp.	261,927	22,206,171
#	Steven Madden Ltd.	203,023	6,435,829
#*	Stitch Fix, Inc., Class A	14,052	83,890
*	Stoneridge, Inc.	95,048	1,788,803

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Strategic Education, Inc.	64,691	$4,646,755
*	Strattec Security Corp.	8,355	248,144
#*	Stride, Inc.	101,879	4,551,954
	Superior Group of Cos., Inc.	41,255	761,567
*	Superior Industries International, Inc.	142,929	661,761
*	Sypris Solutions, Inc.	5,324	10,648
	Tapestry, Inc.	533,084	17,927,615
	Target Corp.	489,359	79,951,473
*	Taylor Morrison Home Corp.	329,873	9,467,355
	Tempur Sealy International, Inc.	509,963	14,013,783
*	Tenneco, Inc., Class A	92,762	1,750,419
*	Terminix Global Holdings, Inc.	266,091	11,894,268
*	Tesla, Inc.	92,728	82,662,376
#	Texas Roadhouse, Inc.	125,353	10,933,289
#	Thor Industries, Inc.	92,300	7,783,659
#	Tilly's, Inc., Class A	59,084	447,266
	TJX Cos., Inc.	681,383	41,673,384
	Toll Brothers, Inc.	283,295	13,932,448
*	TopBuild Corp.	118,784	25,148,948
	Tractor Supply Co.	200,653	38,421,036
	Travel & Leisure Co.	144,276	6,219,738
*	TravelCenters of America, Inc.	20,953	874,159
*	Tri Pointe Homes, Inc.	343,264	6,357,249
#*	Tupperware Brands Corp.	17,349	129,424
*	Ulta Beauty, Inc.	80,995	31,499,765
*	Under Armour, Inc., Class A	239,786	2,220,418
#*	Under Armour, Inc., Class C	273,802	2,261,605
*	Unifi, Inc.	49,423	673,636
#*	Unique Fabricating, Inc.	17,320	18,015
*	Universal Electronics, Inc.	35,567	986,984
*	Universal Technical Institute, Inc.	67,732	544,565
#*	Urban Outfitters, Inc.	247,647	5,071,811
	Vail Resorts, Inc.	48,344	11,463,813
*	Vera Bradley, Inc.	114,970	481,724
	VF Corp.	411,507	18,386,133
#*	Victoria's Secret & Co.	41,686	1,540,715
#*	Vince Holding Corp.	3,562	24,756
#*	Vista Outdoor, Inc.	153,804	4,629,500
*	Visteon Corp.	64,948	8,286,066
*	Vivint Smart Home, Inc.	7,895	37,738
#*	VOXX International Corp.	82,262	778,199
#*	Vuzix Corp.	1,337	10,923
	Wendy's Co.	622,228	13,085,455
#	Weyco Group, Inc.	26,365	694,454
	Whirlpool Corp.	138,144	23,880,953
#	Williams-Sonoma, Inc.	224,034	32,354,990
#	Wingstop, Inc.	41,509	5,237,606
	Winmark Corp.	7,748	1,721,218
#	Winnebago Industries, Inc.	85,156	5,140,868
#	Wolverine World Wide, Inc.	179,599	4,035,590
#*	Workhorse Group, Inc.	41,504	135,718
#*	WW International, Inc.	98,895	656,663
	Wyndham Hotels & Resorts, Inc.	109,334	7,588,873
#*	Wynn Resorts Ltd.	73,771	4,682,983
#*	XPEL, Inc.	2,323	142,377
*	YETI Holdings, Inc.	111,288	5,650,092
	Yum! Brands, Inc.	109,405	13,406,489
*	Zovio, Inc.	111,556	114,903

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	55,600	$1,445,600
TOTAL CONSUMER DISCRETIONARY			3,208,416,880
CONSUMER STAPLES — (6.2%)
	Albertsons Cos., Inc., Class A	133,429	3,582,569
#	Alico, Inc.	18,879	687,951
	Altria Group, Inc.	539,937	23,681,637
	Andersons, Inc.	74,214	2,684,320
	Archer-Daniels-Midland Co.	516,781	42,773,963
	B&G Foods, Inc.	155,718	3,847,792
*	BellRing Brands, Inc.	284,557	6,869,206
*	BJ's Wholesale Club Holdings, Inc.	210,987	14,283,820
#*	Blue Apron Holdings, Inc., Class A	3,626	10,914
#*	Boston Beer Co., Inc. , Class A	19,989	7,604,415
#*	Bridgford Foods Corp.	11,491	145,936
	Brown-Forman Corp., Class A	59,147	4,282,243
	Brown-Forman Corp., Class B	310,975	23,080,564
	Bunge Ltd.	265,643	24,526,818
	Calavo Growers, Inc.	43,075	1,735,923
#	Cal-Maine Foods, Inc.	119,025	6,083,368
#	Campbell Soup Co.	510,074	25,172,152
	Casey's General Stores, Inc.	110,874	22,468,616
#*	Central Garden & Pet Co.	40,949	1,774,730
*	Central Garden & Pet Co., Class A	134,388	5,483,030
#*	Chefs' Warehouse, Inc.	91,602	3,170,345
	Church & Dwight Co., Inc.	236,607	20,814,318
#	Clorox Co.	132,095	18,736,355
	Coca-Cola Co.	2,267,612	145,512,662
	Coca-Cola Consolidated, Inc.	26,301	13,492,413
#	Coffee Holding Co., Inc.	5,400	14,202
	Colgate-Palmolive Co.	256,442	20,192,243
	Conagra Brands, Inc.	476,275	16,293,368
	Constellation Brands, Inc., Class A	68,555	16,885,782
	Costco Wholesale Corp.	257,234	139,240,764
*	Coty, Inc., Class A	1,143,253	8,368,612
*	Cyanotech Corp.	2,301	7,087
*	Darling Ingredients, Inc.	394,494	27,330,544
#	Edgewell Personal Care Co.	137,344	5,463,544
#*	elf Beauty, Inc.	101,357	3,398,500
	Energizer Holdings, Inc.	127,611	3,768,353
	Estee Lauder Cos., Inc., Class A	113,511	30,999,854
*	Farmer Bros Co.	45,135	229,286
	Flowers Foods, Inc.	629,426	17,881,993
#	Fresh Del Monte Produce, Inc.	120,866	3,590,929
#*	Freshpet, Inc.	23,935	1,279,086
	General Mills, Inc.	508,708	38,046,271
#*	Grocery Outlet Holding Corp.	18,022	769,900
*	Hain Celestial Group, Inc.	201,957	4,594,522
#*	Herbalife Nutrition Ltd.	217,988	5,321,087
	Hershey Co.	161,039	36,710,450
	Hormel Foods Corp.	474,828	23,428,014
*	Hostess Brands, Inc.	328,321	7,426,621
#	Ingles Markets, Inc., Class A	36,349	3,469,876
	Ingredion, Inc.	167,740	15,260,985
	Inter Parfums, Inc.	73,873	6,166,179
	J M Smucker Co.	123,946	16,400,535
#	J&J Snack Foods Corp.	41,745	5,656,865
	John B. Sanfilippo & Son, Inc.	34,146	2,557,535
	Kellogg Co.	446,961	33,039,357

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Keurig Dr Pepper, Inc.	203,351	$7,877,818
	Kimberly-Clark Corp.	118,509	15,618,301
	Kraft Heinz Co.	292,880	10,786,770
	Kroger Co.	1,328,188	61,681,051
	Lamb Weston Holdings, Inc.	206,504	16,450,109
	Lancaster Colony Corp.	61,386	8,126,279
*	Landec Corp.	81,678	855,985
	Lifevantage Corp.	21,105	89,696
#*	Lifeway Foods, Inc.	20,990	112,506
	Limoneira Co.	41,918	531,101
	Mannatech, Inc.	462	8,090
	McCormick & Co., Inc.	253,668	22,157,900
	McCormick & Co., Inc.	6,660	583,083
	Medifast, Inc.	40,157	6,754,006
#	MGP Ingredients, Inc.	67,874	7,138,987
	Molson Coors Beverage Co., Class B	187,543	11,205,694
	Mondelez International, Inc., Class A	545,190	34,913,968
*	Monster Beverage Corp.	140,407	13,987,345
	National Beverage Corp.	156,420	8,474,836
*	Natural Alternatives International, Inc.	16,951	169,680
	Natural Grocers by Vitamin Cottage, Inc.	59,159	980,856
	Natural Health Trends Corp.	16,960	91,414
*	Nature's Sunshine Products, Inc.	48,329	505,038
#	Nu Skin Enterprises, Inc., Class A	130,664	5,685,191
#	Ocean Bio-Chem, Inc.	12,000	155,640
	Oil-Dri Corp. of America	13,370	402,972
	PepsiCo, Inc.	1,083,200	189,516,672
*	Performance Food Group Co.	140,615	6,989,972
	Philip Morris International, Inc.	329,158	31,977,700
#*	Pilgrim's Pride Corp.	308,227	9,669,081
*	Post Holdings, Inc.	224,452	19,513,857
	PriceSmart, Inc.	68,815	4,567,940
	Procter & Gamble Co.	1,651,431	229,400,280
#	Reynolds Consumer Products, Inc.	18,520	538,191
#*	Rite Aid Corp.	78,651	647,298
	Rocky Mountain Chocolate Factory, Inc.	12,203	82,492
#*	S&W Seed Co.	21,841	21,083
#	Seaboard Corp.	1,271	5,161,073
*	Seneca Foods Corp., Class A	23,166	1,318,609
*»	Seneca Foods Corp., Class B	1,999	118,801
*	Simply Good Foods Co.	221,076	7,211,499
	SpartanNash Co.	86,901	2,806,033
	Spectrum Brands Holdings, Inc.	102,961	7,159,908
#*	Sprouts Farmers Market, Inc.	287,252	7,939,645
	Sysco Corp.	441,566	37,488,953
#	Tootsie Roll Industries, Inc.	90,919	3,193,075
#*	TreeHouse Foods, Inc.	134,179	5,826,052
#	Turning Point Brands, Inc.	30,879	741,096
	Tyson Foods, Inc., Class A	347,698	30,600,901
*	U.S. Foods Holding Corp.	450,353	14,186,120
*	United Natural Foods, Inc.	137,067	5,826,718
	United-Guardian, Inc.	4,655	72,851
	Universal Corp.	61,655	3,447,131
#*	USANA Health Sciences, Inc.	79,031	5,502,138
#	Vector Group Ltd.	248,808	2,771,721
#	Village Super Market, Inc., Class A	29,418	663,964
#*	Vital Farms, Inc.	2,960	34,928
	Walgreens Boots Alliance, Inc.	536,001	21,236,360
	Walmart, Inc.	1,062,021	140,239,873

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WD-40 Co.	30,320	$5,377,858
#	Weis Markets, Inc.	64,746	4,980,910
*	Whole Earth Brands, Inc.	3,012	16,205
*	Willamette Valley Vineyards, Inc.	6,260	39,000
TOTAL CONSUMER STAPLES			1,958,528,708
ENERGY — (5.2%)
	Adams Resources & Energy, Inc.	7,057	239,938
*	Alto Ingredients, Inc.	136,760	588,068
#	Antero Midstream Corp.	581,273	5,847,606
*	Antero Resources Corp.	525,341	20,824,517
	APA Corp.	137,496	5,110,726
	Arch Resources, Inc.	36,473	4,710,123
#	Archrock, Inc.	414,738	3,500,389
*	Ardmore Shipping Corp.	125,062	1,019,255
	Baker Hughes Co.	508,327	13,058,921
*	Battalion Oil Corp.	6,394	67,712
	Berry Corp.	123,270	1,052,726
	Brigham Minerals, Inc., Class A	14,760	391,878
*	Bristow Group, Inc.	27,501	709,526
	Cabot Oil & Gas Corp.	1,379,626	42,202,759
	Cactus, Inc., Class A	81,136	3,374,446
	California Resources Corp.	70,471	3,161,329
*	Callon Petroleum Co.	126,015	5,801,731
*	Centennial Resource Development, Inc., Class A	521,351	3,472,198
#*	Centrus Energy Corp., Class A	500	16,575
#	ChampionX Corp.	445,784	9,312,428
	Cheniere Energy, Inc.	176,992	26,474,463
#	Chesapeake Energy Corp.	12,965	1,220,914
	Chevron Corp.	1,093,198	179,043,968
#	Civitas Resources, Inc.	62,433	3,681,050
#*	Clean Energy Fuels Corp.	521,664	3,380,383
#*	CNX Resources Corp.	605,909	10,464,048
#*	Comstock Resources, Inc.	352,539	5,615,946
	ConocoPhillips	1,162,116	113,224,962
*	CONSOL Energy, Inc.	66,033	4,049,144
#	Continental Resources, Inc.	239,717	16,514,104
#	Core Laboratories NV	78,889	1,494,158
#	Crescent Energy, Inc., Class A	2,099	30,645
	CVR Energy, Inc.	173,685	5,825,395
	Delek U.S. Holdings, Inc.	184,212	4,911,092
#*	Denbury, Inc.	64,722	4,654,159
	Devon Energy Corp.	829,322	52,122,888
#	DHT Holdings, Inc.	464,918	3,054,511
	Diamondback Energy, Inc.	178,329	22,829,679
*	DMC Global, Inc.	37,548	854,593
#	Dorian LPG Ltd.	90,644	1,461,181
#*	Dril-Quip, Inc.	85,013	2,180,583
*	DTE Midstream LLC	83,724	4,607,332
#*	Earthstone Energy, Inc., Class A	89,672	1,272,446
*	Ecoark Holdings, Inc.	1,177	2,778
*	Energy Services of America Corp.	4,950	10,544
#	EnLink Midstream LLC	622,002	6,095,620
	EOG Resources, Inc.	415,229	46,181,769
	Epsilon Energy Ltd.	67,458	431,057
#	EQT Corp.	429,275	18,900,978
	Equitrans Midstream Corp.	1,169,007	9,176,705
	Evolution Petroleum Corp.	76,644	517,347
#*	Expro Group Holdings NV	55,598	677,184

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Exterran Corp.	80,319	$330,111
	Exxon Mobil Corp.	2,347,826	227,574,774
#*	Forum Energy Technologies, Inc.	14,058	278,348
#*	Geospace Technologies Corp.	34,657	163,928
#*	Green Plains, Inc.	130,275	4,692,506
*	Gulf Island Fabrication, Inc.	72,244	243,462
#*	Hallador Energy Co.	9,905	66,264
	Halliburton Co.	1,019,970	29,885,121
#*	Helix Energy Solutions Group, Inc.	529,795	2,140,372
	Helmerich & Payne, Inc.	281,974	13,055,396
	Hess Corp.	417,722	46,981,193
	HF Sinclair Corp.	407,621	19,492,436
*	Independence Contract Drilling, Inc.	738	2,605
#	International Seaways, Inc.	67,341	1,592,615
	Kinder Morgan, Inc.	954,280	17,167,497
*	Kosmos Energy Ltd.	875,913	5,553,288
#*	Laredo Petroleum, Inc.	34,314	3,042,622
*	Liberty Energy, Inc., Class A	168,782	2,396,704
*	Lightbridge Corp.	9,276	65,581
#	Magnolia Oil & Gas Corp., Class A	236,010	5,694,921
*	Mammoth Energy Services, Inc.	4,771	13,931
	Marathon Oil Corp.	913,976	22,666,605
	Marathon Petroleum Corp.	577,227	52,908,627
#	Matador Resources Co.	305,453	17,649,074
#	Murphy Oil Corp.	384,123	13,498,082
*	Nabors Industries Ltd.	22,079	3,146,037
	NACCO Industries, Inc., Class A	11,718	460,517
*	Natural Gas Services Group, Inc.	34,598	347,710
*	NCS Multistage Holdings, Inc.	1,297	40,466
#	New Fortress Energy, Inc.	26,688	1,306,911
#*	Newpark Resources, Inc.	252,070	887,286
*	NexTier Oilfield Solutions, Inc.	448,041	4,466,969
*	Noble Corp.	20,204	606,120
#	Nordic American Tankers Ltd.	10,301	24,722
#	Northern Oil & Gas, Inc.	16,930	488,092
	NOV, Inc.	657,730	12,240,355
#	Oasis Petroleum, Inc.	33,420	4,285,781
	Occidental Petroleum Corp.	939,046	61,742,275
*	Oceaneering International, Inc.	250,908	2,664,643
#*	Oil States International, Inc.	146,957	749,481
	ONEOK, Inc.	501,921	29,984,761
*	Overseas Shipholding Group, Inc., Class A	234,750	549,315
	Ovintiv, Inc.	332,809	17,003,212
*	Par Pacific Holdings, Inc.	78,557	1,296,191
#	Patterson-UTI Energy, Inc.	453,011	7,497,332
*	PBF Energy, Inc., Class A	298,441	9,953,007
	PDC Energy, Inc.	276,995	18,195,802
#*	Peabody Energy Corp.	314,619	6,603,853
	Phillips 66	262,444	23,357,516
#	PHX Minerals, Inc.	2,371	7,777
	Pioneer Natural Resources Co.	148,679	35,229,489
*	PrimeEnergy Resources Corp.	3,139	258,434
*	ProPetro Holding Corp.	275,423	2,897,450
*	Range Resources Corp.	704,611	23,301,486
*	Ranger Energy Services, Inc.	17,872	164,244
	Ranger Oil Corp., Class A	7,870	299,532
#*	REX American Resources Corp.	14,981	1,430,086
#*	RPC, Inc.	346,578	2,828,077
#*	SandRidge Energy, Inc.	46,447	869,952

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Schlumberger NV	730,852	$27,063,450
#	Scorpio Tankers, Inc.	139,897	5,401,423
*	SEACOR Marine Holdings, Inc.	85,466	632,448
*	Select Energy Services, Inc., Class A	233,195	1,741,967
#	SFL Corp. Ltd.	348,685	3,476,389
*	SilverBow Resources, Inc.	21,037	950,662
	SM Energy Co.	254,044	10,486,936
#*	Smart Sand, Inc.	3,900	9,438
	Solaris Oilfield Infrastructure, Inc., Class A	81,121	899,632
*	Southwestern Energy Co.	2,120,206	14,968,654
*	Stabilis Solutions, Inc.	2,409	10,407
#*	Talos Energy, Inc.	139,440	2,642,388
	Targa Resources Corp.	301,847	20,860,646
*	TechnipFMC PLC	1,039,519	8,409,709
*	Teekay Corp.	163,206	512,467
*	Teekay Tankers Ltd., Class A	90,656	1,891,991
*	TETRA Technologies, Inc.	61,518	269,449
#	Texas Pacific Land Corp.	4,695	8,609,926
#*	Tidewater, Inc.	102,784	2,264,332
#*	Transocean Ltd.	207,914	702,749
*	U.S. Silica Holdings, Inc.	187,416	2,591,963
#	VAALCO Energy, Inc.	9,828	58,280
*	Valaris Ltd.	2,792	140,103
	Valero Energy Corp.	367,416	40,698,670
#*	W&T Offshore, Inc.	185,404	921,458
#*	Weatherford International PLC	44,922	1,039,046
	Williams Cos., Inc.	1,015,944	34,633,531
	World Fuel Services Corp.	168,418	4,668,547
TOTAL ENERGY			1,634,322,082
FINANCIALS — (13.7%)
	1st Source Corp.	73,157	3,527,631
#*	Acacia Research Corp.	33,799	170,347
#	ACNB Corp.	20,654	679,310
	Affiliated Managers Group, Inc.	75,159	9,498,594
*	Affinity Bancshares, Inc.	7,887	117,122
	Aflac, Inc.	427,496	24,495,521
*	Alleghany Corp.	20,575	17,231,151
#	Allegiance Bancshares, Inc.	48,406	2,131,800
	Allstate Corp.	380,303	44,484,042
	Ally Financial, Inc.	643,804	21,290,598
	A-Mark Precious Metals, Inc.	40,866	1,238,240
*	Ambac Financial Group, Inc.	64,306	756,882
#	Amerant Bancorp, Inc.	6,360	173,755
	American Equity Investment Life Holding Co.	227,817	8,556,807
	American Express Co.	617,346	95,083,631
	American Financial Group, Inc.	164,262	21,958,544
	American International Group, Inc.	481,742	24,939,783
#	American National Bankshares, Inc.	26,536	962,991
	Ameriprise Financial, Inc.	155,298	41,918,036
	Ameris Bancorp	201,627	9,534,941
	AMERISAFE, Inc.	53,400	2,432,904
	AmeriServ Financial, Inc.	18,864	74,324
#	Ames National Corp.	21,956	487,423
	Aon PLC, Class A	213,022	61,997,923
	Apollo Global Management, Inc.	244,690	13,971,799
*	Arch Capital Group Ltd.	457,069	20,293,864
	Ares Management Corp., Class A	72,067	5,163,601
	Argo Group International Holdings Ltd.	89,352	2,929,852

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arrow Financial Corp.	43,095	$1,445,837
	Arthur J Gallagher & Co.	155,115	27,764,034
	Artisan Partners Asset Management, Inc., Class A	152,003	6,043,639
*	Ashford, Inc.	703	10,158
*	AssetMark Financial Holdings, Inc.	4,273	81,144
	Associated Banc-Corp.	338,868	6,811,247
#	Associated Capital Group, Inc., Class A	6,655	272,190
	Assurant, Inc.	119,482	21,002,546
	Assured Guaranty Ltd.	194,273	11,343,600
	Atlantic American Corp.	17,563	49,352
	Atlantic Union Bankshares Corp.	208,582	7,214,851
#*	Atlanticus Holdings Corp.	36,049	1,392,933
	Auburn National BanCorp, Inc.	5,123	138,321
	Axis Capital Holdings Ltd.	186,997	9,441,479
*	Axos Financial, Inc.	164,349	6,863,214
#	B. Riley Financial, Inc.	15,134	780,006
	Banc of California, Inc.	161,667	2,830,789
#	BancFirst Corp.	85,674	9,200,531
#*	Bancorp, Inc.	193,948	4,771,121
	Bank of America Corp.	3,352,939	113,362,868
	Bank of Hawaii Corp.	108,068	8,657,327
	Bank of Marin Bancorp	38,351	1,254,845
	Bank of New York Mellon Corp.	389,555	16,930,060
	Bank of NT Butterfield & Son Ltd.	147,963	5,014,466
#	Bank of Princeton	15,499	446,836
#	Bank of South Carolina Corp.	10,128	174,607
	Bank of the James Financial Group, Inc.	8,408	107,622
#	Bank OZK	282,555	11,330,455
	Bank7 Corp.	506	11,926
	BankFinancial Corp.	41,987	400,136
#	BankUnited, Inc.	253,844	9,861,839
	Bankwell Financial Group, Inc.	15,051	493,372
	Banner Corp.	83,217	5,158,622
	Bar Harbor Bankshares	36,327	1,052,393
	Baycom Corp.	12,706	248,911
#	BCB Bancorp, Inc.	42,624	820,938
*	Berkshire Hathaway, Inc., Class B	840,748	252,728,849
	Berkshire Hills Bancorp, Inc.	122,741	3,457,614
	BGC Partners, Inc., Class A	757,773	2,765,871
	BlackRock, Inc.	82,921	55,489,075
	Blackstone, Inc.	108,362	11,060,509
*	Blucora, Inc.	75,507	1,510,140
	Blue Ridge Bankshares, Inc.	1,163	17,375
	BOK Financial Corp.	121,206	10,669,764
	Bread Financial Holdings, Inc.	91,973	3,643,051
#*	Bridgewater Bancshares, Inc.	38,692	676,336
*	Brighthouse Financial, Inc.	52,344	2,272,776
#	BrightSphere Investment Group, Inc.	115,744	2,188,719
	Brookline Bancorp, Inc.	232,674	3,217,881
	Brown & Brown, Inc.	346,735	22,572,448
	Business First Bancshares, Inc.	2,673	62,762
	Byline Bancorp, Inc.	9,550	233,880
	C&F Financial Corp.	9,438	420,180
	Cadence Bank	468,029	12,215,557
*	California BanCorp	601	12,357
»	California First Leasing Corp.	4,858	83,558
	Cambridge Bancorp	6,983	581,614
	Camden National Corp.	46,551	2,127,381
*	Cannae Holdings, Inc.	219,986	4,643,904

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	40,730	$1,319,245
	Capital One Financial Corp.	259,884	28,543,060
	Capitol Federal Financial, Inc.	371,105	3,558,897
	Capstar Financial Holdings, Inc.	52,453	1,102,038
*	Carver Bancorp, Inc.	1,913	11,612
	Cathay General Bancorp	191,815	7,998,685
	CB Financial Services, Inc.	469	11,101
	Cboe Global Markets, Inc.	76,244	9,406,985
#	CBTX, Inc.	34,416	1,065,175
#*»	CCUR Holdings, Inc.	4	26,000
	Central Pacific Financial Corp.	56,777	1,344,479
	Central Valley Community Bancorp	24,647	412,344
#	CF Bankshares, Inc.	6,476	132,823
	Charles Schwab Corp.	460,262	31,781,091
	Chemung Financial Corp.	10,517	476,105
	Chubb Ltd.	224,710	42,389,294
	Cincinnati Financial Corp.	188,721	18,370,102
	Citigroup, Inc.	998,090	51,800,871
	Citizens & Northern Corp.	25,465	622,110
#	Citizens Community Bancorp, Inc.	24,520	317,534
	Citizens Financial Group, Inc.	582,265	22,108,602
#	Citizens Holding Co.	5,685	98,066
*	Citizens, Inc.	80,221	310,455
	City Holding Co.	39,096	3,393,142
#	Civista Bancshares, Inc.	35,622	771,573
	CME Group, Inc.	130,742	26,080,414
	CNA Financial Corp.	112,247	4,761,518
#	CNB Financial Corp.	40,786	1,052,279
	CNO Financial Group, Inc.	170,411	3,195,206
#*	Coastal Financial Corp.	12,903	531,991
#	Codorus Valley Bancorp, Inc.	25,045	550,239
	Cohen & Co., Inc.	985	9,013
#	Cohen & Steers, Inc.	131,992	9,726,490
#*	Coinbase Global, Inc., Class A	15,014	945,281
#	Colony Bankcorp, Inc.	20,874	303,090
#	Columbia Banking System, Inc.	201,099	6,067,157
#*	Columbia Financial, Inc.	83,138	1,691,027
	Comerica, Inc.	255,711	19,886,644
#	Commerce Bancshares, Inc.	258,309	17,949,892
	Community Bank System, Inc.	149,412	10,059,910
	Community Financial Corp.	15,436	564,958
	Community Trust Bancorp, Inc.	45,101	1,954,226
	Community West Bancshares	17,906	248,893
	ConnectOne Bancorp, Inc.	104,657	2,767,131
*	Consumer Portfolio Services, Inc.	175,197	2,246,026
#	Cowen, Inc., Class A	61,407	2,153,543
	Crawford & Co., Class A	83,254	603,591
#	Crawford & Co., Class B	65,775	445,955
#*	Credit Acceptance Corp.	55,438	31,927,299
	Cullen/Frost Bankers, Inc.	113,352	14,781,101
#*	Customers Bancorp, Inc.	95,711	3,655,203
	CVB Financial Corp.	371,695	9,913,106
#	Diamond Hill Investment Group, Inc.	12,710	2,429,771
#	Dime Community Bancshares, Inc.	139,043	4,738,585
	Discover Financial Services	389,048	39,293,848
	Donegal Group, Inc., Class A	64,223	909,398
	Donegal Group, Inc., Class B	5,678	84,375
#*	Donnelley Financial Solutions, Inc.	98,704	3,354,949
	Eagle Bancorp Montana, Inc.	17,152	331,034

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp, Inc.	93,270	$4,573,028
	East West Bancorp, Inc.	257,210	18,462,534
#*	eHealth, Inc.	61,247	453,228
#*	Elevate Credit, Inc.	56,257	129,391
	Emclaire Financial Corp.	2,399	75,569
	Employers Holdings, Inc.	68,332	2,713,464
#*	Encore Capital Group, Inc.	75,381	5,459,846
*	Enova International, Inc.	130,591	4,506,695
*	Enstar Group Ltd.	32,385	6,409,639
	Enterprise Bancorp, Inc.	18,776	597,077
	Enterprise Financial Services Corp.	97,648	4,592,385
	Equitable Holdings, Inc.	528,473	15,024,487
	Equity Bancshares, Inc., Class A	40,149	1,282,761
	Erie Indemnity Co., Class A	58,701	11,937,435
	Esquire Financial Holdings, Inc.	17,523	634,683
	ESSA Bancorp, Inc.	19,001	335,558
	Essent Group Ltd.	178,380	7,449,149
	Evans Bancorp, Inc.	13,748	499,469
	Evercore, Inc., Class A	111,649	11,161,551
	Everest Re Group Ltd.	57,189	14,946,345
#*	EZCORP, Inc., Class A	169,051	1,359,170
	FactSet Research Systems, Inc.	59,380	25,514,398
#	Farmers & Merchants Bancorp, Inc.	8,932	273,766
	Farmers National Banc Corp.	51,416	730,107
	FB Financial Corp.	139,020	5,957,007
	Federal Agricultural Mortgage Corp., Class A	2,460	260,317
	Federal Agricultural Mortgage Corp., Class C	26,328	2,903,715
#	Federated Hermes, Inc.	265,579	9,058,900
*	FFBW, Inc.	15,405	185,784
	Fidelity D&D Bancorp, Inc.	5,497	223,728
	Fidelity National Financial, Inc.	440,640	17,607,974
	Fifth Third Bancorp	780,570	26,633,048
	Financial Institutions, Inc.	47,403	1,256,654
#	First American Financial Corp.	308,149	17,872,642
#	First BanCorp	714,381	10,780,009
	First BanCorp	109,334	4,141,572
	First Bancorp, Inc.	28,285	854,348
	First Bancshares, Inc.	29,331	850,599
	First Bank	36,002	542,190
#	First Busey Corp.	141,151	3,479,372
#	First Business Financial Services, Inc.	19,875	664,819
	First Capital, Inc.	6,938	213,621
	First Citizens BancShares, Inc., Class A	33,389	25,264,789
	First Commonwealth Financial Corp.	289,300	4,287,426
#	First Community Bankshares, Inc.	47,059	1,509,653
	First Community Corp.	19,898	363,139
#	First Financial Bancorp	232,813	5,201,042
	First Financial Bankshares, Inc.	268,216	11,849,783
	First Financial Corp.	23,250	1,086,240
	First Financial Northwest, Inc.	22,460	346,333
#	First Foundation, Inc.	135,512	2,821,360
#	First Guaranty Bancshares, Inc.	6,919	171,730
	First Hawaiian, Inc.	28,760	733,092
	First Horizon Corp.	1,308,440	29,256,718
	First Internet Bancorp	23,535	834,316
	First Interstate BancSystem, Inc., Class A	238,948	9,744,299
	First Merchants Corp.	169,801	7,051,836
	First Mid Bancshares, Inc.	33,744	1,267,762
	First National Corp.	4,411	79,089

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Northwest Bancorp	27,220	$454,574
	First of Long Island Corp.	57,058	1,038,456
	First Republic Bank	146,675	23,865,489
	First Savings Financial Group, Inc.	10,533	250,685
*	First Seacoast Bancorp	1,301	13,621
	First U.S. Bancshares, Inc.	11,301	111,541
	First United Corp.	18,660	336,253
*	First Western Financial, Inc.	5,714	159,935
	FirstCash Holdings, Inc.	104,652	7,666,806
	Flagstar Bancorp, Inc.	131,022	5,398,106
	Flushing Financial Corp.	77,621	1,675,837
	FNB Corp.	855,788	10,235,224
#	FNCB Bancorp, Inc.	305	2,394
#	Franklin Financial Services Corp.	2,735	88,778
#	Franklin Resources, Inc.	285,638	7,840,763
	FS Bancorp, Inc.	25,306	760,445
	Fulton Financial Corp.	408,076	6,810,788
#*	FVCBankcorp, Inc.	7,445	142,572
#	GAMCO Investors, Inc., Class A	30,491	632,383
*	Genworth Financial, Inc., Class A	715,120	3,039,260
	German American Bancorp, Inc.	79,577	3,011,194
#	Glacier Bancorp, Inc.	250,107	12,527,860
#	Glen Burnie Bancorp	793	8,267
	Global Indemnity Group LLC, Class A	35,994	961,040
	Globe Life, Inc.	159,563	16,072,781
	Goldman Sachs Group, Inc.	189,761	63,264,420
	Great Southern Bancorp, Inc.	36,452	2,257,837
*	Green Dot Corp., Class A	132,386	3,720,047
	Greene County Bancorp, Inc.	1,937	88,850
#	Greenhill & Co., Inc.	39,752	345,842
#*	Greenlight Capital Re Ltd., Class A	68,485	492,407
#	Guaranty Bancshares, Inc.	23,127	864,256
*	Hallmark Financial Services, Inc.	79,845	205,202
	Hamilton Lane, Inc., Class A	46,666	3,526,550
	Hancock Whitney Corp.	226,032	11,032,622
	Hanmi Financial Corp.	106,232	2,684,483
	Hanover Insurance Group, Inc.	95,739	13,065,501
#	HarborOne Bancorp, Inc.	93,608	1,357,316
	Hartford Financial Services Group, Inc.	503,807	32,480,437
	Hawthorn Bancshares, Inc.	18,556	472,436
	HBT Financial, Inc.	826	15,397
#	HCI Group, Inc.	32,040	2,193,779
	Heartland Financial USA, Inc.	105,977	4,758,367
#	Hennessy Advisors, Inc.	19,696	203,657
	Heritage Commerce Corp.	143,853	1,694,588
	Heritage Financial Corp.	86,202	2,242,976
	Heritage Insurance Holdings, Inc.	95,790	248,096
#	Hilltop Holdings, Inc.	296,569	8,556,016
#	Hingham Institution For Savings	5,536	1,605,495
#	HMN Financial, Inc.	11,368	258,167
	Home Bancorp, Inc.	19,761	744,397
#	Home BancShares, Inc.	415,260	9,800,136
	Home Federal Bancorp Inc of Louisiana	5,228	109,422
	HomeStreet, Inc.	57,218	2,133,659
	HomeTrust Bancshares, Inc.	14,545	351,116
#	Hope Bancorp, Inc.	339,148	5,100,786
	Horace Mann Educators Corp.	99,530	3,408,902
	Horizon Bancorp, Inc.	112,389	2,143,258
	Houlihan Lokey, Inc.	98,343	8,315,884

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Huntington Bancshares, Inc.	1,813,776	$24,105,083
*	HV Bancorp, Inc.	1,600	33,904
*	ICC Holdings, Inc.	4,514	74,707
	IF Bancorp, Inc.	6,461	111,840
	Independent Bank Corp.	121,719	10,200,052
	Independent Bank Corp.	57,752	1,211,637
#	Independent Bank Group, Inc.	116,438	8,234,495
	Interactive Brokers Group, Inc., Class A	48,222	2,830,149
	Intercontinental Exchange, Inc.	244,598	24,946,550
#	International Bancshares Corp.	202,040	8,861,474
	Invesco Ltd.	599,951	10,643,131
	Investar Holding Corp.	26,149	573,971
	Investors Title Co.	5,686	847,214
#	James River Group Holdings Ltd.	118,333	2,811,592
#	Janus Henderson Group PLC	257,303	6,630,698
	Jefferies Financial Group, Inc.	486,320	15,839,442
	JPMorgan Chase & Co.	1,979,363	228,339,316
#	Kearny Financial Corp.	207,145	2,425,668
#	Kemper Corp.	165,791	7,759,019
#	Kentucky First Federal Bancorp	16,790	129,283
	KeyCorp	1,039,211	19,017,561
	Kingstone Cos., Inc.	26,663	95,187
	Kinsale Capital Group, Inc.	24,672	6,000,477
	KKR & Co., Inc.	280,744	15,570,062
#	Lake Shore Bancorp, Inc.	8,295	115,715
	Lakeland Bancorp, Inc.	160,464	2,554,587
#	Lakeland Financial Corp.	73,806	5,742,107
	Landmark Bancorp, Inc.	12,461	309,407
	Lazard Ltd., Class A	219,677	8,275,233
	LCNB Corp.	30,267	469,139
*	LendingClub Corp.	181,392	2,512,279
*	LendingTree, Inc.	7,865	358,487
#	Limestone Bancorp, Inc.	14,697	301,289
	Lincoln National Corp.	253,699	13,024,907
#	Live Oak Bancshares, Inc.	114,349	4,304,096
	Loews Corp.	302,222	17,604,431
	LPL Financial Holdings, Inc.	232,196	48,742,584
	Luther Burbank Corp.	6,429	84,799
	M&T Bank Corp.	231,155	41,018,455
#	Macatawa Bank Corp.	96,432	896,818
#	Magyar Bancorp, Inc.	10,243	122,609
*	Maiden Holdings Ltd.	216,792	446,592
	MainStreet Bancshares, Inc.	3,548	83,910
*	Malvern Bancorp, Inc.	21,444	338,815
#	Manning & Napier, Inc.	37,193	472,723
*	Markel Corp.	14,157	18,363,611
	MarketAxess Holdings, Inc.	36,476	9,876,971
	Marsh & McLennan Cos., Inc.	278,297	45,629,576
#*	MBIA, Inc.	460,050	5,787,429
#	Mercantile Bank Corp.	39,357	1,394,812
	Merchants Bancorp	5,262	139,233
#	Mercury General Corp.	145,686	6,108,614
	Meridian Corp.	4,438	126,794
	Meta Financial Group, Inc.	128,221	4,323,612
	MetLife, Inc.	350,736	22,184,052
*	Metropolitan Bank Holding Corp.	10,356	718,499
	MGIC Investment Corp.	310,234	4,386,709
	Mid Penn Bancorp, Inc.	5,767	165,398
	Middlefield Banc Corp.	15,418	402,564

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Midland States Bancorp, Inc.	50,496	$1,322,995
	Mid-Southern Bancorp, Inc.	754	10,443
*	Midwest Holding, Inc.	1,236	14,807
	MidWestOne Financial Group, Inc.	27,498	858,213
#	Moelis & Co., Class A	96,382	4,489,474
	Moody's Corp.	113,811	35,309,863
	Morgan Stanley	939,887	79,232,474
	Morningstar, Inc.	78,529	20,052,380
*	Mr Cooper Group, Inc.	52,741	2,375,982
	MSCI, Inc.	25,759	12,398,837
	MVB Financial Corp.	27,926	907,595
	Nasdaq, Inc.	196,407	35,530,026
	National Bank Holdings Corp., Class A	90,788	3,778,597
#	National Bankshares, Inc.	7,777	246,142
	National Western Life Group, Inc., Class A	11,487	2,320,374
#	Navient Corp.	510,368	8,405,761
	NBT Bancorp, Inc.	136,557	5,536,021
	Nelnet, Inc., Class A	93,672	8,907,270
#	New York Community Bancorp, Inc.	689,481	7,322,288
*	NI Holdings, Inc.	24,329	361,042
*	Nicholas Financial, Inc.	18,462	181,666
#*	Nicolet Bankshares, Inc.	32,862	2,628,303
*	NMI Holdings, Inc., Class A	207,959	3,938,743
#	Northeast Bank	24,203	963,279
#	Northeast Community Bancorp, Inc.	2,308	28,850
	Northern Trust Corp.	238,095	23,757,119
	Northfield Bancorp, Inc.	136,701	2,012,239
	Northrim BanCorp, Inc.	16,807	700,012
#	Northwest Bancshares, Inc.	323,458	4,651,326
	Norwood Financial Corp.	10,571	274,740
#	Oak Valley Bancorp	15,008	271,495
	OceanFirst Financial Corp.	151,741	3,119,795
#	Oconee Federal Financial Corp.	2,225	46,169
*	Ocwen Financial Corp.	1,835	62,941
	OFG Bancorp	146,742	4,031,003
	Ohio Valley Banc Corp.	8,757	247,998
	Old National Bancorp	666,743	11,607,996
#	Old Point Financial Corp.	7,052	171,998
	Old Republic International Corp.	628,536	14,626,033
	Old Second Bancorp, Inc.	13,666	192,007
#	OneMain Holdings, Inc.	303,407	11,286,740
#*	Open Lending Corp., Class A	1,209	12,525
#	Oppenheimer Holdings, Inc., Class A	16,285	547,013
#*	OptimumBank Holdings, Inc.	179	680
	Origin Bancorp, Inc.	23,289	1,003,057
	Orrstown Financial Services, Inc.	28,231	731,748
	Pacific Premier Bancorp, Inc.	266,404	8,961,831
	PacWest Bancorp	193,140	5,413,714
*	Palomar Holdings, Inc.	3,488	217,547
#	Park National Corp.	41,386	5,361,970
	Parke Bancorp, Inc.	27,897	612,339
	Pathfinder Bancorp, Inc.	8,118	157,895
*	Patriot National Bancorp, Inc.	5,433	62,805
	PCB Bancorp	22,984	442,902
	PCSB Financial Corp.	36,841	718,031
	Peapack-Gladstone Financial Corp.	49,071	1,602,659
#	Penns Woods Bancorp, Inc.	18,588	412,839
#	Peoples Bancorp of North Carolina, Inc.	12,220	329,329
#	Peoples Bancorp, Inc.	69,426	2,146,652

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Peoples Financial Services Corp.	8,101	$431,297
	Pinnacle Financial Partners, Inc.	156,641	12,390,303
#*	Pioneer Bancorp, Inc.	1,746	16,954
	Piper Sandler Cos.	47,791	6,031,224
	PJT Partners, Inc., Class A	29,985	2,143,328
#	Plumas Bancorp	13,751	427,656
	PNC Financial Services Group, Inc.	200,864	33,331,372
#*	Ponce Financial Group, Inc.	60,279	563,609
	Popular, Inc.	209,318	16,257,729
#*	PRA Group, Inc.	109,231	4,351,763
#	Preferred Bank	47,770	3,472,879
	Premier Financial Corp.	102,494	2,919,029
	Primerica, Inc.	149,337	19,218,179
#	Primis Financial Corp.	59,841	810,846
	Principal Financial Group, Inc.	289,869	19,403,831
	ProAssurance Corp.	128,826	2,850,919
*	PROG Holdings, Inc.	144,450	2,660,769
	Progressive Corp.	342,492	39,407,130
	Prosperity Bancshares, Inc.	189,642	14,050,576
	Provident Bancorp, Inc.	43,546	659,286
	Provident Financial Holdings, Inc.	18,377	267,385
#	Provident Financial Services, Inc.	196,552	4,788,007
	Prudential Financial, Inc.	255,959	25,593,340
#	Pzena Investment Management, Inc., Class A	7,981	75,261
#	QCR Holdings, Inc.	45,773	2,713,881
	Radian Group, Inc.	195,407	4,371,255
#	Randolph Bancorp, Inc.	14,267	378,646
	Raymond James Financial, Inc.	272,319	26,815,252
	RBB Bancorp	23,880	544,703
#	Regional Management Corp.	33,931	1,391,171
	Regions Financial Corp.	1,012,946	21,454,196
	Reinsurance Group of America, Inc.	94,766	10,972,007
	RenaissanceRe Holdings Ltd.	85,190	11,015,919
#	Renasant Corp.	139,847	4,670,890
	Republic Bancorp, Inc., Class A	43,711	1,960,001
#*	Republic First Bancorp, Inc.	146,531	530,442
*	Rhinebeck Bancorp, Inc.	10	93
	Richmond Mutual BanCorp, Inc.	1,717	23,866
	Riverview Bancorp, Inc.	55,458	408,171
#	RLI Corp.	99,196	10,909,576
#	Rocket Cos., Inc., Class A	124,623	1,186,411
	S&P Global, Inc.	129,414	48,780,019
	S&T Bancorp, Inc.	107,626	3,329,948
#*	Safeguard Scientifics, Inc.	52,212	220,335
	Safety Insurance Group, Inc.	44,485	3,850,177
#	Salisbury Bancorp, Inc.	14,158	329,457
	Sandy Spring Bancorp, Inc.	115,455	4,768,291
	SB Financial Group, Inc.	18,347	313,917
#	Sculptor Capital Management, Inc.	2,632	25,820
	Seacoast Banking Corp. of Florida	71,438	2,556,052
*	Security National Financial Corp., Class A	40,814	317,125
#	SEI Investments Co.	277,051	15,337,543
	Selective Insurance Group, Inc.	167,611	13,050,192
#	ServisFirst Bancshares, Inc.	135,057	11,540,621
	Shore Bancshares, Inc.	48,711	954,736
	Sierra Bancorp	54,581	1,225,343
	Signature Bank	75,773	14,061,196
#	Silvercrest Asset Management Group, Inc., Class A	27,562	490,604
#	Simmons First National Corp., Class A	288,676	6,856,055

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	SiriusPoint Ltd.	315,513	$1,381,947
	SLM Corp.	1,050,366	16,385,710
	SmartFinancial, Inc.	22,886	600,758
#	Sound Financial Bancorp, Inc.	5,599	216,737
	South State Corp.	154,053	13,059,073
*	Southern First Bancshares, Inc.	22,117	989,736
	Southern Missouri Bancorp, Inc.	15,829	853,816
	Southside Bancshares, Inc.	105,817	4,226,331
	State Street Corp.	310,280	22,042,291
#*	Sterling Bancorp, Inc.	22,217	139,078
	Stewart Information Services Corp.	78,705	4,301,228
	Stifel Financial Corp.	208,668	12,480,433
#	Stock Yards Bancorp, Inc.	59,637	4,123,899
*	StoneX Group, Inc.	46,863	4,083,173
	Summit Financial Group, Inc.	17,934	547,166
#	Summit State Bank	14,814	227,395
*	SVB Financial Group	64,740	26,125,827
	Synchrony Financial	927,351	31,047,711
	Synovus Financial Corp.	379,709	15,332,649
	T Rowe Price Group, Inc.	209,783	25,901,907
	Territorial Bancorp, Inc.	24,002	537,645
*	Texas Capital Bancshares, Inc.	126,929	7,440,578
#	TFS Financial Corp.	316,921	4,642,893
	Timberland Bancorp, Inc.	20,578	527,826
	Tiptree, Inc.	128,893	1,432,001
#	Tompkins Financial Corp.	39,573	3,053,057
	Towne Bank	194,164	5,799,679
	Tradeweb Markets, Inc., Class A	6,193	436,730
	Travelers Cos., Inc.	304,649	48,347,796
#*	Trean Insurance Group, Inc.	3,205	16,538
	TriCo Bancshares	97,972	4,683,062
	Trinity Capital, Inc.	716	10,547
#*	Triumph Bancorp, Inc.	89,285	6,486,555
	Truist Financial Corp.	625,854	31,586,851
#*	Trupanion, Inc.	1,537	96,877
	TrustCo Bank Corp. NY	49,603	1,664,677
	Trustmark Corp.	178,638	5,800,376
	U.S. Bancorp	909,248	42,916,506
	U.S. Global Investors, Inc., Class A	9,655	40,454
	UMB Financial Corp.	116,592	10,551,576
	Umpqua Holdings Corp.	547,964	9,649,646
*	Unico American Corp.	5,450	10,028
#	Union Bankshares, Inc.	2,439	61,268
#	United Bancorp, Inc.	11,080	169,635
#	United Bancshares, Inc.	6,375	147,900
#	United Bankshares, Inc.	342,448	13,266,436
#	United Community Banks, Inc.	240,321	8,178,124
	United Fire Group, Inc.	67,075	2,202,072
	United Insurance Holdings Corp.	121,336	134,683
#	United Security Bancshares	42,847	315,140
	Unity Bancorp, Inc.	24,920	698,258
#	Universal Insurance Holdings, Inc.	125,081	1,582,275
	Univest Financial Corp.	85,860	2,141,348
	Unum Group	324,774	10,454,475
	Valley National Bancorp	865,224	10,114,469
#	Value Line, Inc.	11,063	960,158
*	Velocity Financial, Inc.	1,032	12,209
	Veritex Holdings, Inc.	91,340	2,826,060
	Victory Capital Holdings, Inc., Class A	8,635	238,930

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	218,126	$5,088,880
	Virtus Investment Partners, Inc.	23,333	4,814,065
#	Voya Financial, Inc.	272,673	16,404,008
#	Walker & Dunlop, Inc.	110,689	12,468,009
	Washington Federal, Inc.	175,486	5,989,337
#	Washington Trust Bancorp, Inc.	45,156	2,478,161
#	Waterstone Financial, Inc.	88,635	1,653,043
	Webster Financial Corp.	461,502	21,436,768
	Wells Fargo & Co.	1,802,956	79,095,680
	WesBanco, Inc.	164,070	5,598,068
	West BanCorp, Inc.	53,638	1,395,124
	Westamerica BanCorp	66,359	3,982,204
	Western Alliance Bancorp	239,629	18,302,863
	Western New England Bancorp, Inc.	64,690	569,272
	Westwood Holdings Group, Inc.	21,421	277,830
	White Mountains Insurance Group Ltd.	7,435	9,215,162
	Willis Towers Watson PLC	101,246	20,951,847
	Wintrust Financial Corp.	150,048	12,910,130
#	WisdomTree Investments, Inc.	331,125	1,721,850
#*	World Acceptance Corp.	29,908	3,313,059
	WR Berkley Corp.	329,973	20,633,212
#	WSFS Financial Corp.	176,837	8,438,662
	WVS Financial Corp.	2,157	31,503
	Zions Bancorp NA	271,529	14,811,907
TOTAL FINANCIALS			4,353,401,131
HEALTH CARE — (12.1%)
	Abbott Laboratories	620,994	67,588,987
	AbbVie, Inc.	1,169,550	167,842,120
*	ABIOMED, Inc.	32,675	9,574,102
*	Acadia Healthcare Co., Inc.	265,926	22,047,925
#*	Accuray, Inc.	79,188	166,295
#††	Achillion Pharmaceuticals, Inc.	448,234	649,939
#*	Adaptive Biotechnologies Corp.	16,344	149,711
#*	Addus HomeCare Corp.	31,897	2,960,361
*	Adicet Bio, Inc.	4,214	71,174
*	Affimed NV	43,194	122,239
	Agilent Technologies, Inc.	127,478	17,094,800
#*	agilon health, Inc.	42,154	1,055,115
#*	Agios Pharmaceuticals, Inc.	39,300	847,701
*	AIkido Pharma, Inc.	2,213	12,880
#*	Akero Therapeutics, Inc.	30,839	315,791
#*	Albireo Pharma, Inc.	29,788	619,292
#*	Aldeyra Therapeutics, Inc.	7,311	36,847
*	Align Technology, Inc.	21,911	6,156,334
*	Alimera Sciences, Inc.	1,304	7,446
*	Alkermes PLC	127,246	3,257,498
#*	Allscripts Healthcare Solutions, Inc.	336,013	5,315,726
*	Alnylam Pharmaceuticals, Inc.	21,324	3,028,861
#*	Alpine Immune Sciences, Inc.	19,427	154,445
#*	Amedisys, Inc.	67,149	8,047,808
*	American Shared Hospital Services	3,958	9,302
#*	American Well Corp., Class A	97,143	378,858
	AmerisourceBergen Corp.	188,916	27,568,512
	Amgen, Inc.	465,289	115,145,069
*	AMN Healthcare Services, Inc.	162,758	18,300,509
*	Amneal Pharmaceuticals, Inc.	30,297	107,251
#*	Amphastar Pharmaceuticals, Inc.	120,491	4,505,158
#*	AnaptysBio, Inc.	60,000	1,256,400

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	AngioDynamics, Inc.	118,744	$2,694,301
#*	ANI Pharmaceuticals, Inc.	39,922	1,367,328
#*	Anika Therapeutics, Inc.	36,396	850,211
#*	Anixa Biosciences, Inc.	7,188	27,027
	Anthem, Inc.	165,540	78,979,134
#*	Apollo Endosurgery, Inc.	3,882	21,778
#*	Apollo Medical Holdings, Inc.	1,300	68,939
*	Apyx Medical Corp.	71,717	678,443
#*	Arcus Biosciences, Inc.	5,850	155,551
*	Artivion, Inc.	84,102	1,648,399
#*	Assembly Biosciences, Inc.	14,390	29,787
#*	Astria Therapeutics, Inc.	2,821	11,566
*	Atara Biotherapeutics, Inc.	136,874	414,728
#*	Atreca, Inc., Class A	25,314	49,869
#*	AtriCure, Inc.	39,228	1,938,255
	Atrion Corp.	4,902	3,313,262
*	Avanos Medical, Inc.	129,897	3,685,178
*	Avantor, Inc.	477,162	13,847,241
#*	Avid Bioservices, Inc.	27,714	544,580
*	Avidity Biosciences, Inc.	1,342	21,861
*	Axcella Health, Inc.	11,103	20,430
*	AxoGen, Inc.	30,965	288,594
*	Axonics, Inc.	11,400	739,518
	Azenta, Inc.	125,273	8,551,135
	Baxter International, Inc.	294,371	17,267,803
	Becton Dickinson & Co.	85,776	20,955,935
*	Biogen, Inc.	124,621	26,800,992
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,517	367,532
*	BioMarin Pharmaceutical, Inc.	91,526	7,875,812
*	Bio-Path Holdings, Inc.	2,964	10,552
*	Bio-Rad Laboratories, Inc., Class A	26,353	14,843,591
#	Bio-Techne Corp.	32,108	12,370,570
#*	Bioventus, Inc., Class A	1,485	12,608
#*	Black Diamond Therapeutics, Inc.	500	1,750
#*	Bluebird Bio, Inc.	47,776	193,493
#*	Blueprint Medicines Corp.	43,379	2,214,932
*	Boston Scientific Corp.	348,414	14,302,395
	Bristol-Myers Squibb Co.	1,487,212	109,726,501
*	Brookdale Senior Living, Inc.	466,890	2,250,410
	Bruker Corp.	267,925	18,366,259
#*	Cara Therapeutics, Inc.	16,136	141,029
	Cardinal Health, Inc.	448,958	26,739,938
*	Cardiovascular Systems, Inc.	47,539	732,576
*	CareCloud, Inc.	3,375	14,580
#*	CareDx, Inc.	18,015	428,577
#*	Castle Biosciences, Inc.	41,169	1,151,085
*	Catalent, Inc.	191,872	21,700,723
*	Catalyst Pharmaceuticals, Inc.	81,892	838,574
#*	Celldex Therapeutics, Inc.	70,854	2,176,635
*	Centene Corp.	375,289	34,890,618
#*	Certara, Inc.	31,968	734,944
*	Champions Oncology, Inc.	259	2,243
*	Change Healthcare, Inc.	312,164	7,576,220
*	Charles River Laboratories International, Inc.	60,976	15,276,927
	Chemed Corp.	40,979	19,714,587
#*	Chimerix, Inc.	86,597	189,647
*	Chinook Therapeutics, Inc.	18,757	347,192
	Cigna Corp.	249,677	68,751,059
*	Codexis, Inc.	3,161	21,684

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Collegium Pharmaceutical, Inc.	38,512	$662,021
#*	Community Health Systems, Inc.	187,097	557,549
*	Computer Programs & Systems, Inc.	35,295	1,191,559
*	Concert Pharmaceuticals, Inc.	73,255	410,228
#	CONMED Corp.	62,534	6,105,194
#††	Contra Aduro Biotech, Inc.	19,543	31,877
*»††	Contra Clementia Pharm, Inc	1,000	0
#††	Contra Zogenix, Inc.	65,323	44,420
	Cooper Cos., Inc.	41,817	13,674,159
*	Corcept Therapeutics, Inc.	190,099	5,448,237
#*	CorVel Corp.	59,204	9,762,148
*	Covetrus, Inc.	136,605	2,837,286
#*	CRISPR Therapeutics AG	71,021	5,326,575
#*	Cross Country Healthcare, Inc.	112,414	2,963,233
*	Cue Biopharma, Inc.	104,535	284,335
*	Cumberland Pharmaceuticals, Inc.	37,326	83,983
#*	Cutera, Inc.	12,065	560,057
	CVS Health Corp.	829,846	79,399,665
*	Cyclo Therapeutics, Inc.	5,124	10,043
*	Cymabay Therapeutics, Inc.	59,073	184,898
*	CytoSorbents Corp.	19,029	43,386
	Danaher Corp.	251,761	73,380,779
*	DaVita, Inc.	282,677	23,790,096
*	Decibel Therapeutics, Inc.	3,368	15,526
*	Deciphera Pharmaceuticals, Inc.	8,213	104,223
#*	Denali Therapeutics, Inc.	114,880	3,908,218
	DENTSPLY SIRONA, Inc.	218,160	7,888,666
*	Design Therapeutics, Inc.	3,511	68,886
*	DexCom, Inc.	44,108	3,620,385
*	Eagle Pharmaceuticals, Inc.	15,705	623,488
#*	Editas Medicine, Inc.	2,974	47,316
*	Edwards Lifesciences Corp.	102,426	10,297,910
#*	Eiger BioPharmaceuticals, Inc.	500	4,345
*	Elanco Animal Health, Inc.	337,955	6,846,968
*††	Elanco Animal Health, Inc.	131,780	0
*	Electromed, Inc.	13,044	117,657
*	Eledon Pharmaceuticals, Inc.	5,084	15,303
	Eli Lilly & Co.	538,596	177,569,715
#*	Embecta Corp.	17,155	504,872
*	Emergent BioSolutions, Inc.	86,253	2,987,804
*	Enanta Pharmaceuticals, Inc.	46,358	2,556,644
	Encompass Health Corp.	293,851	14,874,738
	Enhabit, Inc.	146,925	2,572,657
#*	Enochian Biosciences, Inc.	4,349	10,003
*	Enovis Corp.	91,490	5,463,783
	Ensign Group, Inc.	168,474	13,425,693
#*	Envista Holdings Corp.	196,246	7,977,400
#*	enVVeno Medical Corp.	3,133	16,574
#*	Enzo Biochem, Inc.	103,745	245,876
*	Equillium, Inc.	5,047	11,154
*	Evolent Health, Inc., Class A	196,347	6,673,835
#*	Exact Sciences Corp.	63,961	2,884,641
*	Exagen, Inc.	4,152	30,683
*	Exelixis, Inc.	456,537	9,550,754
*	Eyenovia, Inc.	9,381	15,948
#*	FibroGen, Inc.	4,139	52,069
*	FONAR Corp.	17,120	248,240
*	Forma Therapeutics Holdings, Inc.	12,530	103,748
#*	Fulgent Genetics, Inc.	1,237	73,911

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	G1 Therapeutics, Inc.	104,393	$869,594
*	Gain Therapeutics, Inc.	3,557	14,157
#*	Generation Bio Co.	14,241	90,858
	Gilead Sciences, Inc.	912,518	54,522,950
*	Glaukos Corp.	24,244	1,305,539
#*	Global Blood Therapeutics, Inc.	6,372	208,492
#*	Globus Medical, Inc., Class A	148,608	8,721,803
*	Great Elm Group, Inc.	61,827	129,218
#*	Haemonetics Corp.	109,830	7,632,087
*	Halozyme Therapeutics, Inc.	119,014	5,819,785
*	Hanger, Inc.	73,585	1,366,473
#*	Harmony Biosciences Holdings, Inc.	2,603	132,050
*	Harrow Health, Inc.	15,553	104,516
*	Harvard Bioscience, Inc.	104,293	392,142
	HCA Healthcare, Inc.	64,579	13,717,871
*	Health Catalyst, Inc.	926	15,501
*	HealthEquity, Inc.	43,739	2,544,298
*	HealthStream, Inc.	75,703	1,821,414
*	Heat Biologics, Inc.	2,783	6,457
*	Henry Schein, Inc.	175,487	13,833,640
#*	Heska Corp.	14,201	1,299,249
*	Hologic, Inc.	394,615	28,167,619
*	Homology Medicines, Inc.	6,377	13,711
*	Horizon Therapeutics PLC	211,834	17,575,867
	Humana, Inc.	80,713	38,903,666
*	Icad, Inc.	12,542	46,782
#*	ICU Medical, Inc.	41,541	7,359,819
#*	Ideaya Biosciences, Inc.	13,763	205,344
*	IDEXX Laboratories, Inc.	70,833	28,275,117
*	Illumina, Inc.	17,609	3,815,518
*	ImmuCell Corp.	6,242	54,805
#*	ImmunoGen, Inc.	1,800	8,532
#*	ImmunoPrecise Antibodies Ltd.	2,251	9,522
*	Immunovant, Inc.	5,958	24,547
*	Incyte Corp.	61,966	4,813,519
*	InfuSystem Holdings, Inc.	40,643	397,082
#*	Innoviva, Inc.	204,485	2,932,315
*	Inogen, Inc.	52,269	1,454,124
#*	Insmed, Inc.	2,434	53,840
*	Insulet Corp.	8,002	1,982,896
#*	Integer Holdings Corp.	84,556	5,909,619
*	Integra LifeSciences Holdings Corp.	158,887	8,745,140
#*	Intellia Therapeutics, Inc.	124,669	8,073,564
*	Intra-Cellular Therapies, Inc.	147,126	7,962,459
*	Intuitive Surgical, Inc.	62,310	14,341,893
#*	Invacare Corp.	81,904	92,552
*	Iovance Biotherapeutics, Inc.	72,752	847,561
*	IQVIA Holdings, Inc.	110,810	26,624,319
#	iRadimed Corp.	2,040	86,190
*	IRIDEX Corp.	15,940	47,979
#*	Ironwood Pharmaceuticals, Inc.	129,702	1,485,088
#*	IVERIC bio, Inc.	62,378	666,821
*	Jazz Pharmaceuticals PLC	85,223	13,299,901
	Johnson & Johnson	1,721,351	300,410,176
#*	Joint Corp.	14,513	248,172
#*	Jounce Therapeutics, Inc.	95,220	292,325
*	KalVista Pharmaceuticals, Inc.	3,291	40,644
*	Kewaunee Scientific Corp.	6,314	116,556
*	Kezar Life Sciences, Inc.	84,233	822,956

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	$120,258
*	Krystal Biotech, Inc.	4,200	304,836
#*	Kura Oncology, Inc.	78,799	1,206,413
#*	Kymera Therapeutics, Inc.	5,689	125,329
	Laboratory Corp. of America Holdings	114,141	29,926,629
#*	Lantern Pharma, Inc.	3,159	16,206
*	Lantheus Holdings, Inc.	147,478	11,314,512
#	LeMaitre Vascular, Inc.	45,634	2,297,672
*	LENSAR, Inc.	35,748	224,855
#*	Lexaria Bioscience Corp.	4,587	12,385
*	LHC Group, Inc.	70,958	11,570,411
*	Ligand Pharmaceuticals, Inc.	36,347	3,345,014
*	LivaNova PLC	114,567	7,294,481
#*	Lumos Pharma, Inc.	2,606	21,578
#*	MacroGenics, Inc.	115,420	361,265
#*	Madrigal Pharmaceuticals, Inc.	30,682	1,927,443
*	Maravai LifeSciences Holdings, Inc., Class A	84,404	2,202,100
*	Masimo Corp.	49,872	7,210,494
	McKesson Corp.	127,517	43,557,257
*	MEDNAX, Inc.	195,257	4,424,524
*	Medpace Holdings, Inc.	64,490	10,932,990
	Medtronic PLC	420,257	38,882,178
	Merck & Co., Inc.	1,668,562	149,069,329
*	Meridian Bioscience, Inc.	108,174	3,424,789
*	Merit Medical Systems, Inc.	122,431	7,037,334
#*	Merrimack Pharmaceuticals, Inc.	34,774	177,000
*	Mersana Therapeutics, Inc.	44,631	226,279
#	Mesa Laboratories, Inc.	332	70,799
*	Mettler-Toledo International, Inc.	25,652	34,623,274
*	Microbot Medical, Inc.	1,260	6,237
#*	Mirati Therapeutics, Inc.	32,564	2,097,122
*	Moderna, Inc.	181,343	29,756,573
*	ModivCare, Inc.	45,120	4,502,976
*	Molecular Templates, Inc.	17,556	14,782
*	Molina Healthcare, Inc.	123,603	40,507,175
#*	Morphic Holding, Inc.	1,750	46,322
#*	Myriad Genetics, Inc.	218,688	5,768,989
*	NanoViricides, Inc.	2,335	4,250
	National HealthCare Corp.	36,892	2,620,439
	National Research Corp.	41,021	1,554,696
#*	Nektar Therapeutics	99,921	395,687
#*	Neogen Corp.	147,226	3,405,337
#*	NeoGenomics, Inc.	126,762	1,282,831
*	Neurocrine Biosciences, Inc.	42,269	3,978,781
#*	Neuronetics, Inc.	5,188	21,634
*	NextCure, Inc.	8,781	37,758
*	NextGen Healthcare, Inc.	150,838	2,582,347
*	NGM Biopharmaceuticals, Inc.	12,750	184,620
#*	Novocure Ltd.	16,434	1,117,348
#*	Nurix Therapeutics, Inc.	13,285	212,029
*	NuVasive, Inc.	115,160	6,048,203
#*	Ocular Therapeutix, Inc.	5,443	24,385
#*	Omnicell, Inc.	67,043	7,382,775
*	Opiant Pharmaceuticals, Inc.	5,178	53,178
#*	OPKO Health, Inc.	200,325	472,767
*	OptimizeRx Corp.	1,871	42,041
*	Option Care Health, Inc.	33,186	1,115,050
#*	OraSure Technologies, Inc.	180,640	552,758
#*	Organogenesis Holdings, Inc.	16,945	97,264

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Organon & Co.	203,829	$6,465,456
#*	Organovo Holdings, Inc.	3,847	11,310
*	Orgenesis, Inc.	1,653	3,075
#*	Orthofix Medical, Inc.	46,834	1,201,292
#*	OrthoPediatrics Corp.	200	9,450
*	Otonomy, Inc.	84,471	120,794
#*	Ovid therapeutics, Inc.	10,160	20,828
#	Owens & Minor, Inc.	195,119	6,909,164
*	Pacira BioSciences, Inc.	53,983	3,053,278
#	Patterson Cos., Inc.	213,595	6,634,261
#*††	PDL BioPharma, Inc.	458,319	1,113,715
#*	Pennant Group, Inc.	85,823	1,144,879
*	Penumbra, Inc.	9,215	1,284,387
	PerkinElmer, Inc.	140,161	21,468,460
	Perrigo Co. PLC	214,817	8,994,388
#*	PetIQ, Inc.	56,757	930,815
	Pfizer, Inc.	3,866,146	195,279,034
	Phibro Animal Health Corp., Class A	50,585	989,948
#*	Phreesia, Inc.	13,147	308,823
#*	Pliant Therapeutics, Inc.	3,414	59,301
#*	PMV Pharmaceuticals, Inc.	32,401	484,395
*	Portage Biotech, Inc.	1,467	14,861
	Premier, Inc., Class A	241,931	9,304,666
*	Prestige Consumer Healthcare, Inc.	131,063	7,904,410
*	Processa Pharmaceuticals, Inc.	1,604	4,860
#*	Pro-Dex, Inc.	6,861	109,776
††	Progenic Pharmaceuticals, Inc.	132,661	140,621
#*	Protagonist Therapeutics, Inc.	78,791	783,970
#*	Prothena Corp. PLC	147,751	4,589,146
#	Psychemedics Corp.	7,568	47,754
*	Pulmatrix, Inc.	2,902	12,769
*	Pulmonx Corp.	7,167	122,126
*	Quanterix Corp.	5,829	93,206
	Quest Diagnostics, Inc.	173,654	23,715,927
*	QuidelOrtho Corp.	87,150	8,892,786
*	R1 RCM, Inc.	219,379	5,484,475
*	RadNet, Inc.	107,045	2,201,916
#*	RAPT Therapeutics, Inc.	2,100	38,682
*	Regeneron Pharmaceuticals, Inc.	79,174	46,054,724
*	REGENXBIO, Inc.	84,994	2,666,262
#*	Relay Therapeutics, Inc.	54,903	1,044,255
#*	Repligen Corp.	45,396	9,685,691
*	Replimune Group, Inc.	1,300	25,064
*	Repro-Med Systems, Inc.	5,740	14,522
	ResMed, Inc.	104,132	25,045,829
*	Retractable Technologies, Inc.	2,661	12,613
*	REVOLUTION Medicines, Inc.	3,911	88,349
#*	Rhythm Pharmaceuticals, Inc.	43,899	553,127
#*	Rocket Pharmaceuticals, Inc.	61,848	896,796
	Royalty Pharma PLC, Class A	24,444	1,063,070
#*	Sage Therapeutics, Inc.	14,256	490,549
*	Sangamo Therapeutics, Inc.	432,842	1,856,892
*	Sarepta Therapeutics, Inc.	30,270	2,813,596
*	Satsuma Pharmaceuticals, Inc.	5,548	25,132
*	Schrodinger, Inc.	7,679	240,353
#*	scPharmaceuticals, Inc.	9,561	47,996
*	Seagen, Inc.	48,429	8,716,251
*	SeaSpine Holdings Corp.	65,310	387,941
	Select Medical Holdings Corp.	486,830	14,419,905

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Sensei Biotherapeutics, Inc.	5,932	$11,330
#*	Sensus Healthcare, Inc.	26,485	298,221
*	Sharps Compliance Corp.	23,834	205,687
*	Shattuck Labs, Inc.	1,704	6,492
#*	Shockwave Medical, Inc.	1,007	212,406
#*	SI-BONE, Inc.	32,137	431,921
#	SIGA Technologies, Inc.	14,990	257,678
*	Silverback Therapeutics, Inc.	8,585	44,299
#	Simulations Plus, Inc.	9,442	605,704
#*	Sotera Health Co.	15,973	306,682
#*	SpringWorks Therapeutics, Inc.	14,624	436,965
#*	STAAR Surgical Co.	16,877	1,361,974
#*††	Steadymed Ltd.	10,116	0
	STERIS PLC	111,763	25,219,321
*	Stoke Therapeutics, Inc.	3,676	54,368
#*	Strata Skin Sciences, Inc.	15,712	16,655
	Stryker Corp.	83,305	17,889,749
*	Supernus Pharmaceuticals, Inc.	129,288	4,104,894
*	Surface Oncology, Inc.	18,978	32,452
#*	Surgery Partners, Inc.	121,163	4,771,399
#*	Surmodics, Inc.	43,052	1,498,210
#*	Syndax Pharmaceuticals, Inc.	58,949	1,200,791
*	Syneos Health, Inc.	210,296	16,642,825
#*	Synlogic, Inc.	59,553	58,130
*	Tactile Systems Technology, Inc.	30,971	240,025
*	Talaris Therapeutics, Inc.	5,346	23,790
#*	Taro Pharmaceutical Industries Ltd.	62,147	2,218,026
#*	Tarsus Pharmaceuticals, Inc.	211	3,169
#*	Teladoc Health, Inc.	18,231	671,812
#	Teleflex, Inc.	32,713	7,866,168
*	Tenet Healthcare Corp.	224,555	14,847,577
	Thermo Fisher Scientific, Inc.	191,801	114,775,636
#*	Travere Therapeutics, Inc.	85,964	2,023,593
#*	Twist Bioscience Corp.	4,304	188,257
#	U.S. Physical Therapy, Inc.	27,567	3,577,645
#*	UFP Technologies, Inc.	17,652	1,421,339
*	Ultragenyx Pharmaceutical, Inc.	38,389	2,045,366
*	United Therapeutics Corp.	101,684	23,496,122
	UnitedHealth Group, Inc.	470,835	255,352,654
	Universal Health Services, Inc., Class B	131,414	14,780,133
#	Utah Medical Products, Inc.	8,679	792,740
*	Vanda Pharmaceuticals, Inc.	130,996	1,412,137
#*	Varex Imaging Corp.	94,062	2,096,642
*	Vaxcyte, Inc.	1,300	30,004
*	Veeva Systems, Inc., Class A	22,665	5,067,441
*	Verastem, Inc.	33,906	36,279
#*	Vericel Corp.	35,671	1,160,734
*	Vertex Pharmaceuticals, Inc.	127,699	35,808,077
	Viatris, Inc.	1,114,599	10,800,464
#*	ViewRay, Inc.	55,142	168,183
*	Viking Therapeutics, Inc.	24,300	73,143
*	Waters Corp.	45,107	16,420,301
	West Pharmaceutical Services, Inc.	70,826	24,332,981
*	XBiotech, Inc.	9,859	50,971
*	Xencor, Inc.	119,455	3,427,164
	Zimmer Biomet Holdings, Inc.	131,131	14,475,551
#*	Zimvie, Inc.	13,113	254,654
	Zoetis, Inc.	347,296	63,398,885
TOTAL HEALTH CARE			3,825,147,264

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (13.2%)
	3M Co.	456,159	$65,340,215
#	AAON, Inc.	144,188	8,675,792
*	AAR Corp.	88,993	3,962,858
	ABM Industries, Inc.	170,203	7,631,903
#	ACCO Brands Corp.	309,111	2,216,326
	Acme United Corp.	7,309	210,499
#	Acuity Brands, Inc.	77,941	14,216,438
	Advanced Drainage Systems, Inc.	120,583	14,301,144
	AECOM	285,487	20,555,064
#*	Aerojet Rocketdyne Holdings, Inc.	209,080	9,134,705
#*	AeroVironment, Inc.	50,092	4,339,971
	AGCO Corp.	199,026	21,677,912
	Air Lease Corp.	323,318	11,998,331
#*	Air T, Inc.	6,373	95,977
#*	Air Transport Services Group, Inc.	161,970	5,076,140
	Alamo Group, Inc.	29,471	3,813,842
*	Alaska Air Group, Inc.	237,302	10,519,598
	Albany International Corp., Class A	84,031	7,669,509
*	Allegiant Travel Co.	43,367	5,000,649
	Allegion PLC	160,684	16,984,299
	Allied Motion Technologies, Inc.	57,514	1,549,427
	Allison Transmission Holdings, Inc.	292,373	12,241,658
#*	Alpha Pro Tech Ltd.	28,782	140,168
	Altra Industrial Motion Corp.	125,156	5,222,760
	AMERCO	36,617	19,666,258
#*	Ameresco, Inc., Class A	74,961	4,289,268
#*	American Airlines Group, Inc.	242,596	3,325,991
*	American Superconductor Corp.	51,248	314,663
*	American Woodmark Corp.	44,314	2,225,449
	AMETEK, Inc.	257,788	31,836,818
#	AO Smith Corp.	303,142	19,179,794
	Apogee Enterprises, Inc.	63,554	2,644,482
	Applied Industrial Technologies, Inc.	103,509	10,411,970
	ARC Document Solutions, Inc.	5,045	14,176
#	ArcBest Corp.	44,062	3,903,893
	Arcosa, Inc.	128,638	6,632,575
#	Argan, Inc.	56,289	2,091,699
	Armstrong World Industries, Inc.	109,506	9,784,361
*	Art's-Way Manufacturing Co., Inc.	3,357	7,251
*	ASGN, Inc.	161,839	16,792,415
	Astec Industries, Inc.	62,478	3,069,544
*	Astronics Corp.	37,753	423,589
#*	Astronics Corp., Class B	38,887	418,035
*	Atkore, Inc.	163,382	16,218,931
#*	Atlas Air Worldwide Holdings, Inc.	70,720	5,354,211
*	Avalon Holdings Corp., Class A	6,800	17,272
#*	Avis Budget Group, Inc.	137,672	25,060,434
*	Axon Enterprise, Inc.	54,191	5,971,306
*	AZEK Co., Inc.	29,142	602,657
	AZZ, Inc.	62,419	2,655,304
*	Babcock & Wilcox Enterprises, Inc.	14,464	115,133
	Barnes Group, Inc.	138,748	4,692,457
	Barrett Business Services, Inc.	19,697	1,607,078
#*	Beacon Roofing Supply, Inc.	200,218	12,017,084
#	BGSF, Inc.	25,832	336,074
#*	BlueLinx Holdings, Inc.	300	24,000
*	Boeing Co.	124,648	19,857,673
	Boise Cascade Co.	108,436	7,667,510
	Booz Allen Hamilton Holding Corp., Class A	263,412	25,282,284

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Brady Corp., Class A	108,218	$5,178,231
	Brink's Co.	108,700	6,189,378
*	Builders FirstSource, Inc.	455,474	30,972,232
	BWX Technologies, Inc.	193,548	10,970,301
*	CACI International, Inc., Class A	60,078	18,160,979
	Carlisle Cos., Inc.	95,452	28,263,337
	Carrier Global Corp.	952,881	38,620,267
*	Casella Waste Systems, Inc., Class A	110,876	8,975,412
	Caterpillar, Inc.	434,771	86,193,351
*	CBIZ, Inc.	155,483	7,093,134
*	CECO Environmental Corp.	96,273	746,116
#	CH Robinson Worldwide, Inc.	196,178	21,716,905
#*	Charah Solutions, Inc.	5,987	29,396
#*	Chart Industries, Inc.	94,765	18,487,704
#	Chicago Rivet & Machine Co.	653	18,284
#*	Cimpress PLC	41,514	1,668,448
	Cintas Corp.	96,596	41,100,632
*	CIRCOR International, Inc.	45,248	787,768
*	Civeo Corp.	14,372	426,417
#*	Clarivate PLC	89,005	1,289,682
*	Clean Harbors, Inc.	152,293	14,862,274
	Columbus McKinnon Corp.	67,055	2,219,521
	Comfort Systems USA, Inc.	119,929	12,671,698
*	Commercial Vehicle Group, Inc.	85,531	658,589
#	CompX International, Inc.	9,138	207,890
#*	Concrete Pumping Holdings, Inc.	4,502	29,398
*	Construction Partners, Inc., Class A	86,689	2,061,464
#*	Copa Holdings SA, Class A	65,685	4,415,346
*	Copart, Inc.	252,027	32,284,659
#	Costamare, Inc.	285,271	3,346,229
*	CoStar Group, Inc.	185,770	13,485,044
#	Covenant Logistics Group, Inc.	38,654	1,293,749
*	CPI Aerostructures, Inc.	27,297	32,210
	CRA International, Inc.	23,082	2,285,349
	Crane Holdings Co.	121,368	12,006,936
	CSW Industrials, Inc.	50,720	6,059,518
	CSX Corp.	2,147,111	69,416,099
	Cummins, Inc.	208,830	46,216,167
#	Curtiss-Wright Corp.	117,524	16,857,643
#*	Daseke, Inc.	4,992	41,833
	Deere & Co.	214,381	73,571,272
*	Delta Air Lines, Inc.	562,339	17,882,380
	Deluxe Corp.	100,862	2,535,671
*	DLH Holdings Corp.	24,977	443,342
	Donaldson Co., Inc.	254,309	13,836,953
	Douglas Dynamics, Inc.	95,780	3,051,551
	Dover Corp.	200,203	26,763,137
*	Ducommun, Inc.	30,827	1,459,350
#*	Dun & Bradstreet Holdings, Inc.	27,417	432,092
*	DXP Enterprises, Inc.	47,518	1,615,612
*	Dycom Industries, Inc.	89,317	9,213,942
#	Eagle Bulk Shipping, Inc.	25,621	1,356,120
	Eastern Co.	16,904	348,222
	Eaton Corp. PLC	255,540	37,919,581
	EMCOR Group, Inc.	155,584	18,105,310
	Emerson Electric Co.	428,662	38,609,586
	Encore Wire Corp.	64,050	8,869,003
*	Energy Recovery, Inc.	6,828	151,786
	Enerpac Tool Group Corp.	125,852	2,554,796

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	104,077	$6,859,715
#	Eneti, Inc.	22,074	141,715
#	Ennis, Inc.	72,001	1,573,222
	EnPro Industries, Inc.	52,274	4,886,574
#	Equifax, Inc.	64,068	13,384,446
	Esab Corp.	91,490	3,771,218
	ESCO Technologies, Inc.	65,644	5,090,692
*	Espey Manufacturing & Electronics Corp.	4,614	62,104
*	EVI Industries, Inc.	100	816
#*	Evoqua Water Technologies Corp.	132,517	5,050,223
	Expeditors International of Washington, Inc.	209,244	22,232,175
#	Exponent, Inc.	101,735	10,223,350
	Fastenal Co.	624,309	32,064,510
	Federal Signal Corp.	166,270	6,903,530
	FedEx Corp.	225,285	52,511,681
#	Flowserve Corp.	195,158	6,604,147
#*	Fluor Corp.	97,973	2,489,494
*	Forrester Research, Inc.	39,296	1,826,871
	Fortive Corp.	253,056	16,309,459
	Fortune Brands Home & Security, Inc.	287,782	20,052,650
	Forward Air Corp.	71,609	7,513,932
*	Franklin Covey Co.	37,547	1,964,835
	Franklin Electric Co., Inc.	118,930	10,801,223
*	FTI Consulting, Inc.	92,760	15,171,826
#*	FuelCell Energy, Inc.	133,684	479,926
*	Gates Industrial Corp. PLC	10,504	129,199
	GATX Corp.	100,773	10,102,493
#	Genco Shipping & Trading Ltd.	100,655	1,940,628
*	Gencor Industries, Inc.	30,874	305,961
*	Generac Holdings, Inc.	61,984	16,630,307
	General Dynamics Corp.	145,473	32,974,365
	General Electric Co.	318,522	23,541,961
*	Gibraltar Industries, Inc.	82,181	3,845,249
	Global Industrial Co.	84,890	3,034,817
*	GMS, Inc.	102,650	5,447,635
	Gorman-Rupp Co.	81,089	2,489,432
	Graco, Inc.	282,239	18,955,171
	GrafTech International Ltd.	296,362	2,281,987
	Graham Corp.	25,375	181,431
#	Granite Construction, Inc.	114,944	3,436,826
#*	Great Lakes Dredge & Dock Corp.	230,767	2,983,817
#	Greenbrier Cos., Inc.	78,641	2,502,357
*	GreenPower Motor Co., Inc.	5,005	15,766
	Griffon Corp.	143,646	4,310,816
*	GXO Logistics, Inc.	244,132	11,718,336
	H&E Equipment Services, Inc.	131,617	4,705,308
*	Harsco Corp.	207,511	998,128
#*	Hawaiian Holdings, Inc.	127,984	1,914,641
#*	Hayward Holdings, Inc.	17,854	208,356
#	Healthcare Services Group, Inc.	114,005	1,634,832
	Heartland Express, Inc.	204,169	3,242,204
#	HEICO Corp.	39,677	6,257,460
	HEICO Corp., Class A	67,091	8,566,179
	Heidrick & Struggles International, Inc.	56,313	1,753,587
	Helios Technologies, Inc.	87,494	6,021,337
	Herc Holdings, Inc.	96,806	12,005,880
*	Heritage-Crystal Clean, Inc.	59,582	1,999,572
*	Hertz Global Holdings, Inc.	31,320	670,874
	Hexcel Corp.	217,628	13,168,670

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Hill International, Inc.	127,716	$222,226
#	Hillenbrand, Inc.	189,771	8,767,420
	HireQuest, Inc.	871	13,021
#	HNI Corp.	110,064	3,887,460
	Honeywell International, Inc.	321,612	61,897,446
	Howmet Aerospace, Inc.	435,312	16,163,135
*	Hub Group, Inc., Class A	85,433	6,527,081
	Hubbell, Inc.	125,251	27,432,474
*	Hudson Global, Inc.	21,842	615,726
*	Hudson Technologies, Inc.	2,500	22,275
	Huntington Ingalls Industries, Inc.	84,916	18,413,185
	Hurco Cos., Inc.	17,410	440,995
*	Huron Consulting Group, Inc.	85,109	5,710,814
	Hyster-Yale Materials Handling, Inc.	37,715	1,304,562
*	IAA, Inc.	212,048	8,000,571
	ICF International, Inc.	46,467	4,384,161
*	Ideal Power, Inc.	980	11,711
	IDEX Corp.	68,726	14,346,552
*	IES Holdings, Inc.	34,151	1,126,983
	Illinois Tool Works, Inc.	211,517	43,944,772
#*	Infrastructure & Energy Alternatives, Inc.	10,190	143,883
	Ingersoll Rand, Inc.	440,780	21,950,844
*	Innovative Solutions & Support, Inc.	32,517	228,595
#	Insperity, Inc.	93,167	10,224,147
#	Insteel Industries, Inc.	64,737	2,026,268
	Interface, Inc.	148,144	2,146,607
	ITT, Inc.	217,591	16,325,853
	Jacobs Engineering Group, Inc.	125,906	17,286,894
	JB Hunt Transport Services, Inc.	162,249	29,735,374
*	JELD-WEN Holding, Inc.	238,444	4,239,534
#*	JetBlue Airways Corp.	774,137	6,518,234
	John Bean Technologies Corp.	76,875	8,633,831
	Johnson Controls International PLC	257,148	13,862,849
	Kadant, Inc.	31,929	6,508,727
	Kaman Corp.	66,437	2,044,931
#*	KAR Auction Services, Inc.	365,829	6,255,676
#*	Karat Packaging, Inc.	622	11,837
	KBR, Inc.	394,366	20,992,102
#	Kelly Services, Inc., Class A	90,436	1,960,652
	Kennametal, Inc.	207,651	5,575,429
#	Kforce, Inc.	89,580	5,898,843
	Kimball International, Inc., Class B	110,299	903,349
*	Kirby Corp.	145,361	9,221,702
#	Knight-Swift Transportation Holdings, Inc.	359,120	19,733,644
	Korn Ferry	156,783	10,270,854
*	Kratos Defense & Security Solutions, Inc.	255,088	3,670,716
	L3Harris Technologies, Inc.	93,150	22,353,205
#	Landstar System, Inc.	89,478	14,010,465
#*	Lawson Products, Inc.	22,223	1,102,261
*	LB Foster Co., Class A	26,480	387,138
	Leidos Holdings, Inc.	197,769	21,161,283
	Lennox International, Inc.	42,358	10,146,012
*	Limbach Holdings, Inc.	29,902	159,976
	Lincoln Electric Holdings, Inc.	140,662	19,895,233
	Lindsay Corp.	25,421	3,913,817
	Lockheed Martin Corp.	161,715	66,919,284
*	LS Starrett Co., Class A	125,165	874,903
	LSI Industries, Inc.	75,131	454,543
	Luxfer Holdings PLC	717	11,716

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitex International, Inc.	52,595	$328,719
*	Manitowoc Co., Inc.	87,712	1,002,548
	ManpowerGroup, Inc.	126,144	9,890,951
	ManTech International Corp., Class A	79,055	7,575,050
	Marten Transport Ltd.	242,734	5,233,345
	Masco Corp.	173,150	9,589,047
*	Masonite International Corp.	82,868	7,543,474
#*	MasTec, Inc.	237,820	18,771,133
*	Mastech Digital, Inc.	18,872	279,683
*	Matrix Service Co.	71,146	394,149
#	Matson, Inc.	134,791	12,356,291
	Matthews International Corp., Class A	80,617	2,253,245
	Maxar Technologies, Inc.	20,374	559,878
	McGrath RentCorp	83,386	7,034,443
	MDU Resources Group, Inc.	366,024	10,457,306
*	Mercury Systems, Inc.	106,468	6,282,677
*	Meritor, Inc.	187,099	6,814,146
#*	Mesa Air Group, Inc.	64,956	146,801
*	Middleby Corp.	118,953	17,211,310
	Miller Industries, Inc.	16,917	406,516
#	MillerKnoll, Inc.	113,550	3,418,990
*	Mistras Group, Inc.	73,836	455,568
#*	Montrose Environmental Group, Inc.	13,038	523,085
	Moog, Inc., Class A	86,896	7,441,773
*	MRC Global, Inc.	185,901	2,160,170
	MSA Safety, Inc.	73,077	9,378,702
	MSC Industrial Direct Co., Inc., Class A	126,728	10,475,336
#	Mueller Industries, Inc.	171,196	11,526,627
	Mueller Water Products, Inc., Class A	385,013	5,012,869
*	MYR Group, Inc.	54,599	5,199,463
	National Presto Industries, Inc.	19,402	1,381,422
	Nielsen Holdings PLC	556,539	13,329,109
#	NL Industries, Inc.	280,077	2,613,118
#*	NN, Inc.	108,311	314,102
	Nordson Corp.	86,320	19,939,057
	Norfolk Southern Corp.	177,703	44,633,663
	Northrop Grumman Corp.	107,206	51,340,953
*	Northwest Pipe Co.	17,456	547,246
*	NOW, Inc.	287,017	3,174,408
#*	NV5 Global, Inc.	31,191	4,229,500
	nVent Electric PLC	200,418	7,076,760
#	Old Dominion Freight Line, Inc.	183,256	55,620,029
#	Omega Flex, Inc.	9,747	1,120,808
#*	Orion Energy Systems, Inc.	20,054	42,514
*	Orion Group Holdings, Inc.	108,141	289,818
	Oshkosh Corp.	169,946	14,632,351
	Otis Worldwide Corp.	276,063	21,579,845
	Owens Corning	225,681	20,929,656
*	P&F Industries, Inc., Class A	2,869	15,780
	PACCAR, Inc.	406,121	37,168,194
*	PAM Transportation Services, Inc.	67,432	2,412,717
	Pangaea Logistics Solutions Ltd.	74,703	379,491
#	Park Aerospace Corp.	55,747	680,113
	Parker-Hannifin Corp.	140,456	40,604,425
#	Park-Ohio Holdings Corp.	34,701	615,943
*	Parsons Corp.	11,940	516,166
	Patriot Transportation Holding, Inc.	7,392	55,588
	Pentair PLC	372,610	18,216,903
*	Performant Financial Corp.	9,176	23,766

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Perma-Fix Environmental Services, Inc.	20,738	$109,289
*	Perma-Pipe International Holdings, Inc.	16,930	156,772
*	PGT Innovations, Inc.	175,403	3,841,326
#	Pineapple Energy, Inc.	5,301	14,578
	Pitney Bowes, Inc.	290,270	949,183
#*	Plug Power, Inc.	74,214	1,583,727
#	Powell Industries, Inc.	31,452	753,590
	Preformed Line Products Co.	15,008	897,478
	Primoris Services Corp.	142,329	3,324,805
*	Proto Labs, Inc.	45,078	2,203,863
#*	Quad/Graphics, Inc.	101,801	323,727
#	Quanex Building Products Corp.	89,451	2,201,389
	Quanta Services, Inc.	275,398	38,205,965
*	Quest Resource Holding Corp.	14,300	60,060
*	Radiant Logistics, Inc.	131,550	953,738
	Raytheon Technologies Corp.	701,753	65,410,397
#*	RBC Bearings, Inc.	30,855	7,281,780
*	RCM Technologies, Inc.	22,400	399,168
#*	Red Violet, Inc.	3,910	92,276
	Regal Rexnord Corp.	190,322	25,560,245
	Republic Services, Inc.	184,296	25,554,483
*	Resideo Technologies, Inc.	159,600	3,592,596
	Resources Connection, Inc.	82,921	1,779,485
#	REV Group, Inc.	162,424	1,890,615
	Robert Half International, Inc.	240,774	19,054,854
	Rockwell Automation, Inc.	126,860	32,384,821
	Rollins, Inc.	360,518	13,905,179
	Rush Enterprises, Inc., Class A	150,127	7,234,620
#	Rush Enterprises, Inc., Class B	21,490	1,165,833
	Ryder System, Inc.	146,730	11,491,894
*	Saia, Inc.	88,327	21,008,577
	Schneider National, Inc., Class B	36,225	917,579
	Science Applications International Corp.	126,544	12,258,317
	Sensata Technologies Holding PLC	285,619	12,701,477
*	Servotronics, Inc.	1,473	16,365
	Shyft Group, Inc.	98,230	2,548,086
*	SIFCO Industries, Inc.	7,118	22,778
#	Simpson Manufacturing Co., Inc.	93,249	9,630,757
*	SiteOne Landscape Supply, Inc.	69,119	9,630,350
*	SkyWest, Inc.	123,340	2,978,661
	Snap-on, Inc.	79,661	17,848,047
*	Southwest Airlines Co.	540,293	20,595,969
*	SP Plus Corp.	62,668	2,147,006
*	Spirit Airlines, Inc.	200,426	4,964,552
*	SPX Corp.	120,388	7,118,542
	Standex International Corp.	33,399	3,242,375
	Stanley Black & Decker, Inc.	145,594	14,170,664
	Steelcase, Inc., Class A	218,385	2,430,625
*	Stericycle, Inc.	118,761	5,566,328
*	Sterling Construction Co., Inc.	78,696	2,023,274
#*	Sunrun, Inc.	350,039	11,442,775
*	Taylor Devices, Inc.	4,452	37,842
	Tecnoglass, Inc.	42,859	960,470
	Tennant Co.	48,256	3,234,600
#	Terex Corp.	193,637	6,488,776
	Tetra Tech, Inc.	103,145	15,809,034
#	Textainer Group Holdings Ltd.	126,833	4,308,517
	Textron, Inc.	311,774	20,464,845
*	Thermon Group Holdings, Inc.	85,660	1,333,726

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Timken Co.	202,283	$13,225,263
*	Titan International, Inc.	254,984	4,273,532
*	Titan Machinery, Inc.	56,512	1,589,683
	Toro Co.	194,335	16,710,867
#*	TPI Composites, Inc.	74,686	1,230,078
	Trane Technologies PLC	129,482	19,032,559
#*	Transcat, Inc.	23,287	1,451,246
*	TransDigm Group, Inc.	32,030	19,933,550
	TransUnion	197,097	15,615,995
#*	Trex Co., Inc.	225,690	14,561,519
*	TriNet Group, Inc.	173,616	14,323,320
	Trinity Industries, Inc.	287,379	7,457,485
#	Triton International Ltd.	180,495	11,566,120
*	Triumph Group, Inc.	7,808	121,336
*	TrueBlue, Inc.	119,063	2,576,523
*	Tutor Perini Corp.	184,158	1,672,155
*	Twin Disc, Inc.	34,347	303,627
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	136,788
*	Uber Technologies, Inc.	5,144	120,627
	UFP Industries, Inc.	200,248	18,464,868
*	Ultralife Corp.	41,830	187,398
	UniFirst Corp.	35,315	6,917,855
	Union Pacific Corp.	574,109	130,494,976
*	United Airlines Holdings, Inc.	264,180	9,708,615
	United Parcel Service, Inc., Class B	446,131	86,946,471
*	United Rentals, Inc.	150,931	48,700,906
*	Univar Solutions, Inc.	218,195	5,899,993
	Universal Logistics Holdings, Inc.	72,087	2,166,214
#*	Urban-Gro, Inc.	1,949	12,824
*	USA Truck, Inc.	20,287	632,549
	Valmont Industries, Inc.	54,352	14,755,481
*	Vectrus, Inc.	30,979	1,029,742
	Verisk Analytics, Inc.	127,878	24,328,789
#*	Veritiv Corp.	73,121	9,068,466
#*	Viad Corp.	42,265	1,427,289
*	Vicor Corp.	37,966	2,769,999
*	Virco Mfg. Corp.	31,667	133,001
	VSE Corp.	32,029	1,343,617
#	Wabash National Corp.	192,420	3,475,105
	Waste Management, Inc.	331,754	54,593,438
#	Watsco, Inc.	55,494	15,202,581
»	Watsco, Inc., Class B	4,958	1,377,679
	Watts Water Technologies, Inc., Class A	66,495	9,184,954
	Werner Enterprises, Inc.	193,671	8,513,777
*	WESCO International, Inc.	150,795	19,277,633
	Westinghouse Air Brake Technologies Corp.	190,221	17,779,957
*	Willdan Group, Inc.	26,504	721,174
#*	Willis Lease Finance Corp.	8,926	348,382
*	WillScot Mobile Mini Holdings Corp.	602,914	23,278,510
#	Woodward, Inc.	135,694	14,207,162
	WW Grainger, Inc.	61,672	33,520,582
*	XPO Logistics, Inc.	244,132	14,584,446
	Xylem, Inc.	141,223	12,996,753
#*	Yellow Corp.	21,138	101,885
	Zurn Water Solutions Corp.	346,718	10,037,486
TOTAL INDUSTRIALS			4,193,664,037
INFORMATION TECHNOLOGY — (22.5%)
#*	3D Systems Corp.	198,508	2,270,932

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	908 Devices, Inc.	712	$16,020
	A10 Networks, Inc.	7,694	114,718
	Accenture PLC, Class A	449,831	137,765,242
*	ACI Worldwide, Inc.	241,525	6,890,708
*††	Actua Corp.	16,946	0
*	ADDvantage Technologies Group, Inc.	7,817	10,944
*	Adobe, Inc.	180,194	73,901,163
#	ADTRAN Holdings, Inc.	205,332	4,946,448
	Advanced Energy Industries, Inc.	101,003	9,038,758
*	Advanced Micro Devices, Inc.	628,898	59,411,994
*	Agilysys, Inc.	60,910	2,941,953
*	Airgain, Inc.	21,069	174,030
*	Akamai Technologies, Inc.	159,798	15,375,764
#*	Akoustis Technologies, Inc.	15,149	64,838
*	Alarm.com Holdings, Inc.	54,518	3,858,239
#*	Alithya Group, Inc., Class A	39,261	89,908
#*	Alkami Technology, Inc.	18,975	264,132
#*	Alpha & Omega Semiconductor Ltd.	73,230	3,076,392
*	Altair Engineering, Inc., Class A	24,387	1,436,638
*	Ambarella, Inc.	67,066	5,804,562
	Amdocs Ltd.	152,769	13,300,069
	American Software, Inc., Class A	72,741	1,300,609
#	Amkor Technology, Inc.	775,818	15,648,249
	Amphenol Corp., Class A	394,431	30,422,463
*	Amtech Systems, Inc.	33,942	265,426
	Analog Devices, Inc.	284,801	48,974,380
*	ANSYS, Inc.	58,464	16,310,871
*	Appfolio, Inc., Class A	15,492	1,577,241
	Apple, Inc.	10,039,027	1,631,442,278
	Applied Materials, Inc.	725,711	76,910,852
*	Arista Networks, Inc.	249,422	29,090,088
*	Arlo Technologies, Inc.	170,309	1,197,272
*	Arrow Electronics, Inc.	177,901	22,801,571
*	Aspen Technology, Inc.	51,382	10,486,552
*	AstroNova, Inc.	16,656	199,039
*	Asure Software, Inc.	20,330	115,881
*	Atlassian Corp. PLC, Class A	24,187	5,062,823
*	Autodesk, Inc.	94,216	20,380,805
	Automatic Data Processing, Inc.	302,104	72,843,317
	Autoscope Technologies Corp.	1,872	9,547
#*	Avalara, Inc.	23,946	2,093,359
#*	Avaya Holdings Corp.	255,347	229,455
*	Aviat Networks, Inc.	55,622	1,634,174
#*	Avid Technology, Inc.	85,924	2,411,027
	Avnet, Inc.	238,383	11,411,394
*	Aware, Inc.	51,506	105,587
*	Axcelis Technologies, Inc.	92,015	6,471,415
*	AXT, Inc.	138,593	1,215,461
#	Badger Meter, Inc.	94,268	9,067,639
#	Bel Fuse, Inc., Class A	4,354	127,572
#	Bel Fuse, Inc., Class B	25,954	641,842
#	Belden, Inc.	107,318	6,945,621
	Benchmark Electronics, Inc.	89,392	2,286,647
	BK Technologies Corp.	24,446	67,227
*	Black Knight, Inc.	139,839	9,184,626
#*	Blackbaud, Inc.	86,651	5,313,439
*	Block, Inc., Class A	26,947	2,049,589
#*	BM Technologies, Inc.	14,728	88,368
*	Box, Inc., Class A	124,508	3,541,008

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Brightcove, Inc.	18,100	$107,695
	Broadcom, Inc.	284,762	152,484,356
	Broadridge Financial Solutions, Inc.	148,071	23,772,799
*	Cadence Design Systems, Inc.	90,729	16,882,852
*	CalAmp Corp.	66,065	311,166
*	Calix, Inc.	167,509	9,554,713
#*	Cambium Networks Corp.	14,819	279,338
*	Cantaloupe, Inc.	4,641	28,171
	Cass Information Systems, Inc.	31,491	1,148,162
	CDW Corp.	190,175	34,522,468
#*	Cerence, Inc.	76,264	2,148,357
*	Ceridian HCM Holding, Inc.	53,959	2,955,334
*	CEVA, Inc.	48,328	1,799,251
*	ChannelAdvisor Corp.	60,234	887,849
*	Ciena Corp.	293,050	15,121,380
*	Cirrus Logic, Inc.	146,292	12,502,114
	Cisco Systems, Inc.	2,308,415	104,732,789
	Citrix Systems, Inc.	111,706	11,328,105
#*	Clearfield, Inc.	31,727	3,126,696
*	Cloudflare, Inc., Class A	6,205	312,236
*	Coda Octopus Group, Inc.	22,446	111,332
	Cognex Corp.	86,749	4,422,464
	Cognizant Technology Solutions Corp., Class A	469,067	31,877,793
#*	Cognyte Software Ltd.	144,448	651,460
#*	Cohu, Inc.	130,441	3,728,004
*	CommScope Holding Co., Inc.	318,454	2,875,640
*	CommVault Systems, Inc.	38,157	2,140,226
*	Computer Task Group, Inc.	47,645	414,988
	Comtech Telecommunications Corp.	87,569	1,017,552
	Concentrix Corp.	158,296	21,173,673
*	Conduent, Inc.	523,935	2,441,537
*	Consensus Cloud Solutions, Inc.	45,092	2,436,321
*	CoreCard Corp.	729	17,365
	Corning, Inc.	743,399	27,327,347
#*	Coupa Software, Inc.	1,027	67,186
*	CPI Card Group, Inc.	215	3,621
*	CPS Technologies Corp.	3,094	11,324
*	Crowdstrike Holdings, Inc., Class A	12,102	2,221,927
#	CSG Systems International, Inc.	94,123	6,141,526
*	CSP, Inc.	5,597	44,776
	CTS Corp.	77,908	3,169,297
*	CVD Equipment Corp.	2,767	13,697
*	CyberOptics Corp.	16,840	684,883
*	Daktronics, Inc.	107,609	406,762
*	Data I/O Corp.	16,306	57,723
*	Datadog, Inc., Class A	14,735	1,503,117
	Dell Technologies, Inc., Class C	171,406	7,723,554
#*	Digi International, Inc.	76,996	2,193,616
#*	Diodes, Inc.	130,146	10,589,980
*	DocuSign, Inc.	13,840	885,483
	Dolby Laboratories, Inc., Class A	117,937	9,128,324
*	Dropbox, Inc., Class A	325,930	7,411,648
*	Duck Creek Technologies, Inc.	28,040	386,952
*	DXC Technology Co.	406,733	12,852,763
*	Dynatrace, Inc.	53,832	2,025,698
*	DZS, Inc.	55,452	1,039,170
#	Ebix, Inc.	77,624	1,836,584
*	eGain Corp.	32,408	287,135
*	Elastic NV	3,521	281,293

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Electro-Sensors, Inc.	1,588	$9,592
*	EMCORE Corp.	72,739	232,765
*	Enphase Energy, Inc.	66,551	18,912,463
	Entegris, Inc.	176,156	19,359,544
*	Envestnet, Inc.	46,814	2,727,852
*	EPAM Systems, Inc.	35,260	12,314,555
*	ePlus, Inc.	71,642	3,981,146
*	Euronet Worldwide, Inc.	86,083	8,459,376
	EVERTEC, Inc.	158,139	6,165,840
*	Evo Payments, Inc., Class A	54,495	1,489,893
#*	ExlService Holdings, Inc.	79,882	13,449,732
*	Extreme Networks, Inc.	22,772	297,858
*	F5, Inc.	72,060	12,059,962
*	Fabrinet	88,036	8,456,738
*	Fair Isaac Corp.	39,402	18,204,906
*	FARO Technologies, Inc.	50,806	1,652,211
	Fidelity National Information Services, Inc.	309,220	31,589,915
*	First Solar, Inc.	217,114	21,531,195
*	Fiserv, Inc.	218,222	23,061,701
#*	Five9, Inc.	14,903	1,611,312
*	FleetCor Technologies, Inc.	119,372	26,272,584
*	Flex Ltd.	1,008,494	16,942,699
*	FormFactor, Inc.	186,394	6,628,171
*	Fortinet, Inc.	649,125	38,720,306
*	Franklin Wireless Corp.	3,185	9,682
*	Frequency Electronics, Inc.	36,985	244,101
*	Gartner, Inc.	116,744	30,993,197
*	Genasys, Inc.	60,454	202,521
	Genpact Ltd.	465,517	22,382,057
	Global Payments, Inc.	155,375	19,005,470
#*	Globant SA	41,877	8,343,574
*	GoDaddy, Inc., Class A	135,980	10,086,996
*	Grid Dynamics Holdings, Inc.	2,762	52,119
*	GSI Technology, Inc.	60,553	248,267
*	Guidewire Software, Inc.	66,357	5,157,266
	Hackett Group, Inc.	105,620	2,214,851
#*	Harmonic, Inc.	259,780	2,836,798
	Hewlett Packard Enterprise Co.	1,521,640	21,668,154
	HP, Inc.	536,451	17,912,099
*	HubSpot, Inc.	5,453	1,679,524
#*	I3 Verticals, Inc., Class A	5,358	145,363
#*	IBEX Holdings Ltd.	1,622	29,293
#*	Ichor Holdings Ltd.	67,700	2,116,302
#*	Identiv, Inc.	30,918	418,630
#*	II-VI, Inc.	111,706	5,880,204
#*	Immersion Corp.	62,202	351,441
#*	Infinera Corp.	381,771	2,500,600
#	Information Services Group, Inc.	115,883	864,487
*	Innodata, Inc.	37,353	213,286
#*	Insight Enterprises, Inc.	86,519	8,081,740
	Intel Corp.	3,268,769	118,689,002
*	Intellicheck, Inc.	12,293	29,503
#	InterDigital, Inc.	68,040	4,176,976
	International Business Machines Corp.	704,432	92,132,661
*	International Money Express, Inc.	11,293	271,484
*	inTEST Corp.	24,960	211,661
*	Intevac, Inc.	59,949	288,954
	Intuit, Inc.	64,822	29,569,852
*	IPG Photonics Corp.	85,508	9,113,443

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Issuer Direct Corp.	7,605	$190,049
*	Iteris, Inc.	87,120	229,126
#*	Itron, Inc.	108,231	6,320,690
	Jabil, Inc.	545,108	32,346,709
	Jack Henry & Associates, Inc.	97,300	20,216,021
	Juniper Networks, Inc.	398,555	11,171,497
*	Key Tronic Corp.	22,454	112,495
*	Keysight Technologies, Inc.	278,182	45,232,393
*	Kimball Electronics, Inc.	43,092	948,024
	KLA Corp.	174,672	66,993,699
#*	Knowles Corp.	227,921	4,501,440
#	Kulicke & Soffa Industries, Inc.	186,880	8,992,666
*	KVH Industries, Inc.	53,670	462,635
*	Kyndryl Holdings, Inc.	142,486	1,491,828
	Lam Research Corp.	144,358	72,252,623
*	Lantronix, Inc.	35,760	257,830
*	Lattice Semiconductor Corp.	167,024	10,271,976
#*	LGL Group, Inc.	6,640	90,503
#*	Limelight Networks, Inc.	294,353	744,713
	Littelfuse, Inc.	58,078	16,196,212
*	LiveRamp Holdings, Inc.	136,013	3,619,306
#*	Lumentum Holdings, Inc.	94,336	8,533,635
*	Luna Innovations, Inc.	65,955	426,729
*	MACOM Technology Solutions Holdings, Inc., Class H	102,186	5,920,657
#*	Magnachip Semiconductor Corp.	69,402	1,059,075
*	Mandiant, Inc.	140,653	3,204,075
*	Manhattan Associates, Inc.	145,652	20,488,867
	Marvell Technology, Inc.	412,775	22,983,312
	Mastercard, Inc., Class A	587,552	207,870,022
	Maximus, Inc.	185,964	12,431,693
*	MaxLinear, Inc.	137,512	5,556,860
	Methode Electronics, Inc.	92,194	3,802,081
	Microchip Technology, Inc.	433,866	29,876,013
	Micron Technology, Inc.	750,261	46,411,145
	Microsoft Corp.	4,640,042	1,302,645,391
#*	Mitek Systems, Inc.	69,635	757,629
	MKS Instruments, Inc.	126,904	15,000,053
#*	Model N, Inc.	743	18,664
*	MoneyGram International, Inc.	114,828	1,166,652
#*	MongoDB, Inc.	7,294	2,279,156
	Monolithic Power Systems, Inc.	26,218	12,184,029
	Motorola Solutions, Inc.	61,213	14,604,810
#*	N-Able, Inc.	1,650	16,203
#*	Napco Security Technologies, Inc.	60,330	1,548,068
	National Instruments Corp.	212,091	8,059,458
*	NCR Corp.	315,734	10,245,568
*	Neonode, Inc.	2,413	11,100
*	NeoPhotonics Corp.	115,194	1,841,952
	NetApp, Inc.	285,126	20,338,038
#*	NETGEAR, Inc.	77,748	2,004,343
#*	NetScout Systems, Inc.	176,271	6,271,722
#*	NetSol Technologies, Inc.	27,104	88,630
	Network-1 Technologies, Inc.	57,475	133,917
*	Nortech Systems, Inc.	446	4,750
	NortonLifeLock, Inc.	447,226	10,970,454
#*	Novanta, Inc.	69,174	10,666,631
	NVE Corp.	7,415	407,232
	NVIDIA Corp.	503,535	91,457,062
	NXP Semiconductors NV	45,473	8,361,575

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Okta, Inc.	14,634	$1,440,717
#*	Olo, Inc., Class A	19,109	204,657
*	ON Semiconductor Corp.	569,078	38,003,029
*	One Stop Systems, Inc.	9,500	37,050
*	OneSpan, Inc.	91,218	1,009,783
*	Onto Innovation, Inc.	123,072	10,245,744
*	Optical Cable Corp.	8,150	29,911
	Oracle Corp.	463,128	36,049,884
*	OSI Systems, Inc.	50,460	4,877,968
#*	Palantir Technologies, Inc., Class A	91,842	950,565
#*	Palo Alto Networks, Inc.	11,595	5,787,065
*	Paya Holdings, Inc.	26,849	187,675
	Paychex, Inc.	365,141	46,840,288
*	Paycom Software, Inc.	51,729	17,095,917
*	Paylocity Holding Corp.	43,873	9,034,767
*	PayPal Holdings, Inc.	198,032	17,135,709
	PC Connection, Inc.	68,869	3,266,457
	PC-Tel, Inc.	173,857	801,481
*	PDF Solutions, Inc.	89,834	2,423,721
#*	Perficient, Inc.	89,548	9,449,105
#*	PFSweb, Inc.	44,109	481,229
*	Photronics, Inc.	331,515	7,893,372
#*	Ping Identity Holding Corp.	23,997	411,549
#*	Pixelworks, Inc.	63,468	146,611
*	Plexus Corp.	86,602	8,136,258
	Power Integrations, Inc.	124,140	10,553,141
#	Progress Software Corp.	134,361	6,309,593
*	PTC, Inc.	83,271	10,273,976
*	Pure Storage, Inc., Class A	179,745	5,095,771
*	Qorvo, Inc.	128,541	13,377,262
	QUALCOMM, Inc.	817,724	118,619,043
#*	Qualtrics International, Inc., Class A	43,892	559,623
*	Qualys, Inc.	76,204	9,321,273
#*	QuickLogic Corp.	8,226	67,289
#*	Rackspace Technology, Inc.	5,163	34,799
#*	Rambus, Inc.	288,458	7,292,218
#*	RF Industries Ltd.	19,118	131,149
#*	Ribbon Communications, Inc.	335,261	1,136,535
	Richardson Electronics Ltd.	28,182	440,485
#*	Rimini Street, Inc.	12,521	87,897
*	Rogers Corp.	40,264	10,841,082
	Roper Technologies, Inc.	45,884	20,036,166
*	Rubicon Technology, Inc.	1,435	23,017
#*	Sailpoint Technologies Holdings, Inc.	64,866	4,136,505
*	Salesforce, Inc.	185,416	34,120,252
*	Sanmina Corp.	183,395	8,445,340
	Sapiens International Corp. NV	52,324	1,376,644
*	ScanSource, Inc.	60,976	1,948,183
*	Schmitt Industries, Inc.	2,147	9,339
	Seagate Technology Holdings PLC	363,623	29,082,568
#*	SecureWorks Corp., Class A	12,468	123,807
*	Semtech Corp.	120,199	7,492,004
*	ServiceNow, Inc.	17,178	7,672,726
#*	SigmaTron International, Inc.	9,201	64,407
#*	Silicon Laboratories, Inc.	65,432	9,649,911
	Skyworks Solutions, Inc.	258,666	28,163,554
#*	SMART Global Holdings, Inc.	148,014	2,904,035
*	Snowflake, Inc., Class A	23,612	3,539,675
*	Socket Mobile, Inc.	3,691	10,409

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SolarEdge Technologies, Inc.	32,968	$11,872,766
#	SolarWinds Corp.	1,650	17,672
*	Sono-Tek Corp.	696	3,619
*	Splunk, Inc.	30,493	3,168,528
*	SPS Commerce, Inc.	50,476	6,045,006
#*	SRAX, Inc.	3,513	9,064
††	SRAX, Inc.	3,513	597
	SS&C Technologies Holdings, Inc.	238,881	14,134,589
*	StarTek, Inc.	85,247	272,790
*	Stratasys Ltd.	139,578	2,873,911
*	Sumo Logic, Inc.	10,919	73,922
*	Super Micro Computer, Inc.	37,469	2,023,701
#	Switch, Inc., Class A	65,052	2,199,408
*	Synaptics, Inc.	91,544	13,269,303
*	Synopsys, Inc.	45,908	16,871,190
	Taitron Components, Inc., Class A	1,484	5,506
	TD SYNNEX Corp.	158,296	15,896,084
	TE Connectivity Ltd.	215,681	28,843,020
*	Teledyne Technologies, Inc.	51,586	20,190,760
#*	Telos Corp.	14,459	114,804
*	Teradata Corp.	302,853	11,596,241
#	Teradyne, Inc.	253,971	25,623,134
*	TESSCO Technologies, Inc.	22,794	128,102
	Texas Instruments, Inc.	676,325	120,987,779
#*	Trade Desk, Inc., Class A	104,540	4,704,300
*	TransAct Technologies, Inc.	17,129	77,081
*	Trimble, Inc.	235,510	16,351,459
#*	Trio-Tech International	3,963	19,379
#	TTEC Holdings, Inc.	145,440	10,641,845
*	TTM Technologies, Inc.	258,126	3,492,445
#*	Turtle Beach Corp.	12,241	159,133
*	Twilio, Inc., Class A	18,985	1,609,928
*	Tyler Technologies, Inc.	18,698	7,460,502
#	Ubiquiti, Inc.	23,303	7,028,884
*	Ultra Clean Holdings, Inc.	114,885	3,860,136
#*	Unisys Corp.	102,449	1,405,600
#*	Unity Software, Inc.	27,080	1,012,521
	Universal Display Corp.	36,003	4,156,906
*	Upland Software, Inc.	21,159	239,520
*	Usio, Inc.	4,200	9,156
#*	Veeco Instruments, Inc.	107,588	2,345,418
*	Verint Systems, Inc.	131,587	6,009,578
*	VeriSign, Inc.	71,033	13,436,602
#*	Verra Mobility Corp.	36,272	598,125
#*	Viasat, Inc.	126,831	4,176,545
*	Viavi Solutions, Inc.	496,738	7,351,722
#	Visa, Inc., Class A	921,563	195,472,728
	Vishay Intertechnology, Inc.	322,340	6,659,544
*	Vishay Precision Group, Inc.	29,997	935,306
	VMware, Inc., Class A	54,196	6,297,575
	Vontier Corp.	133,970	3,456,426
	Wayside Technology Group, Inc.	9,192	289,548
*	Western Digital Corp.	338,999	16,644,851
	Western Union Co.	509,835	8,677,392
*	WEX, Inc.	50,025	8,314,655
*	Wireless Telecom Group, Inc.	55,860	79,321
#*	Wolfspeed, Inc.	100,664	8,385,311
*	Workday, Inc., Class A	13,900	2,155,890
	Xerox Holdings Corp.	413,390	7,081,371

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xperi Holding Corp.	290,487	$4,868,562
*	Zebra Technologies Corp., Class A	52,502	18,779,440
*	Zendesk, Inc.	14,161	1,068,023
*	Zoom Video Communications, Inc., Class A	25,472	2,645,522
*	Zscaler, Inc.	14,108	2,187,587
TOTAL INFORMATION TECHNOLOGY			7,122,078,821
MATERIALS — (4.6%)
*	Advanced Emissions Solutions, Inc.	5,208	25,467
	AdvanSix, Inc.	67,203	2,640,406
*	AgroFresh Solutions, Inc.	54,123	95,798
	Air Products & Chemicals, Inc.	125,994	31,275,491
	Albemarle Corp.	107,476	26,257,462
	Alcoa Corp.	352,172	17,922,033
#*	Allegheny Technologies, Inc.	199,016	4,953,508
	Alpha Metallurgical Resources, Inc.	9,054	1,238,225
	Amcor PLC	1,615,087	20,915,377
*	American Biltrite, Inc.	36	5,580
	American Vanguard Corp.	76,378	1,788,009
#*	Ampco-Pittsburgh Corp.	162,224	713,786
	AptarGroup, Inc.	165,827	17,869,517
*	Arconic Corp.	169,291	5,114,281
	Ardagh Metal Packaging SA	5,790	39,140
#	Ashland Global Holdings, Inc.	127,468	12,806,710
#*	Aspen Aerogels, Inc.	52,539	687,210
	Avery Dennison Corp.	146,530	27,908,104
	Avient Corp.	178,804	7,715,393
*	Axalta Coating Systems Ltd.	602,644	15,198,682
	Balchem Corp.	82,457	11,194,362
	Ball Corp.	338,707	24,867,868
*	Berry Global Group, Inc.	328,232	18,922,575
#	Cabot Corp.	137,563	10,215,428
#	Carpenter Technology Corp.	120,580	3,875,441
	Celanese Corp.	147,756	17,362,808
#*	Century Aluminum Co.	264,953	2,090,479
	CF Industries Holdings, Inc.	376,519	35,953,799
	Chase Corp.	25,373	2,306,913
	Chemours Co.	288,167	10,255,864
*	Clearwater Paper Corp.	111,620	3,984,834
#*	Cleveland-Cliffs, Inc.	891,858	15,794,805
#*	Coeur Mining, Inc.	580,125	1,862,201
	Commercial Metals Co.	311,174	12,328,714
	Compass Minerals International, Inc.	74,005	2,755,206
*	Core Molding Technologies, Inc.	18,851	204,722
	Corteva, Inc.	683,854	39,355,798
	Crown Holdings, Inc.	253,463	25,772,118
	Dow, Inc.	750,633	39,941,182
	DuPont de Nemours, Inc.	152,551	9,340,698
	Eagle Materials, Inc.	112,205	14,188,322
	Eastman Chemical Co.	156,668	15,029,161
	Ecolab, Inc.	91,823	15,166,405
	Ecovyst, Inc.	8,527	87,231
	Element Solutions, Inc.	621,046	12,271,869
#*††	Ferroglobe PLC	109,851	675,584
#*	Flotek Industries, Inc.	910,277	1,010,407
	FMC Corp.	158,204	17,576,464
	Fortitude Gold Corp.	54,214	327,995
	Freeport-McMoRan, Inc.	1,347,461	42,512,395
#	Friedman Industries, Inc.	15,398	148,437

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	FutureFuel Corp.	109,411	$786,665
*	GCP Applied Technologies, Inc.	172,141	5,422,441
	Glatfelter Corp.	111,695	685,807
#	Gold Resource Corp.	189,752	333,963
	Graphic Packaging Holding Co.	1,013,404	22,548,239
#	Greif, Inc., Class A	75,813	5,353,914
	Greif, Inc., Class B	32,148	2,244,573
	Hawkins, Inc.	60,754	2,414,971
	Haynes International, Inc.	29,613	1,144,839
	HB Fuller Co.	126,202	8,102,168
#	Hecla Mining Co.	1,347,054	6,102,155
	Huntsman Corp.	573,156	16,598,598
*	Idaho Strategic Resources, Inc.	340	2,360
*	Ingevity Corp.	104,185	6,990,813
	Innospec, Inc.	59,516	6,070,632
	International Flavors & Fragrances, Inc.	203,680	25,266,504
	International Paper Co.	506,605	21,667,496
#*	Intrepid Potash, Inc.	33,722	1,537,723
	Kaiser Aluminum Corp.	34,717	2,630,507
	Koppers Holdings, Inc.	52,218	1,229,212
#	Kronos Worldwide, Inc.	166,735	2,929,534
	Linde PLC	183,953	55,553,806
#*	Livent Corp.	378,191	9,413,174
#	Louisiana-Pacific Corp.	308,405	19,623,810
*	LSB Industries, Inc.	204,429	2,823,164
	LyondellBasell Industries NV, Class A	492,153	43,860,675
	Martin Marietta Materials, Inc.	58,468	20,585,413
	Materion Corp.	52,387	4,292,591
	Mercer International, Inc.	226,459	3,614,286
#	Minerals Technologies, Inc.	90,475	6,044,635
	Mosaic Co.	460,619	24,256,197
#*	MP Materials Corp.	57,799	1,940,312
	Myers Industries, Inc.	124,768	3,035,605
	NewMarket Corp.	21,784	6,770,467
	Newmont Corp.	528,515	23,931,159
#	Nexa Resources SA	10,918	72,823
	Northern Technologies International Corp.	17,402	194,032
	Nucor Corp.	420,849	57,151,294
*	O-I Glass, Inc.	394,562	5,804,007
	Olin Corp.	431,988	22,580,013
#	Olympic Steel, Inc.	54,092	1,608,155
	Orion Engineered Carbons SA	26,123	451,667
	Packaging Corp. of America	177,765	24,995,537
	PPG Industries, Inc.	283,970	36,714,481
#	Quaker Chemical Corp.	2,856	463,272
	Ramaco Resources, Inc.	18,463	216,756
#*	Ranpak Holdings Corp.	4,961	25,351
#*	Rayonier Advanced Materials, Inc.	266,862	944,691
	Reliance Steel & Aluminum Co.	161,519	30,728,990
*	Resolute Forest Products, Inc.	229,171	4,647,588
	Royal Gold, Inc.	98,520	10,321,940
	RPM International, Inc.	231,586	20,935,374
	Ryerson Holding Corp.	111,001	3,041,427
	Schnitzer Steel Industries, Inc., Class A	74,622	2,653,558
#	Schweitzer-Mauduit International, Inc.	148,635	3,247,675
#	Scotts Miracle-Gro Co.	127,816	11,369,233
	Sealed Air Corp.	185,813	11,356,891
	Sensient Technologies Corp.	92,373	7,942,231
	Sherwin-Williams Co.	190,491	46,087,393

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Silgan Holdings, Inc.	336,994	$14,996,233
	Sonoco Products Co.	282,079	17,909,196
#	Southern Copper Corp.	99,431	4,951,664
	Steel Dynamics, Inc.	481,497	37,498,986
	Stepan Co.	67,327	7,554,763
*	Summit Materials, Inc., Class A	297,031	8,171,323
	SunCoke Energy, Inc.	198,945	1,472,193
	Sylvamo Corp.	46,427	1,821,795
*	Synalloy Corp.	24,899	343,855
*	TimkenSteel Corp.	177,100	3,593,359
#	Tredegar Corp.	104,052	1,090,465
#	TriMas Corp.	128,452	3,802,179
#	Trinseo PLC	104,361	3,732,993
	Tronox Holdings PLC, Class A	415,739	6,489,686
*	U.S. Gold Corp.	2,268	9,367
#	U.S. Steel Corp.	518,453	12,261,413
	United States Lime & Minerals, Inc.	14,087	1,449,130
*	Universal Stainless & Alloy Products, Inc.	32,024	272,204
	Valvoline, Inc.	334,586	10,780,361
*	Venator Materials PLC	118,493	203,808
	Vulcan Materials Co.	124,001	20,501,085
	Warrior Met Coal, Inc.	126,547	4,040,646
	Westlake Corp.	140,920	13,717,153
	WestRock Co.	327,363	13,867,097
	Worthington Industries, Inc.	126,194	6,462,395
TOTAL MATERIALS			1,468,906,400
REAL ESTATE — (0.3%)
*	AMREP Corp.	14,457	203,844
*	CBRE Group, Inc., Class A	360,063	30,828,594
*	CKX Lands, Inc.	2,161	23,879
#*	Cushman & Wakefield PLC	68,624	1,152,883
#	Douglas Elliman, Inc.	124,404	746,424
#	eXp World Holdings, Inc.	12,064	179,271
*	Five Point Holdings LLC, Class A	3,804	16,053
#*	Forestar Group, Inc.	21,917	303,331
*	FRP Holdings, Inc.	23,658	1,395,822
#*	Howard Hughes Corp.	87,682	6,215,777
*	InterGroup Corp.	677	30,550
*	Jones Lang LaSalle, Inc.	107,683	20,531,918
*»	JW Mays, Inc.	2,713	119,318
	Kennedy-Wilson Holdings, Inc.	336,154	6,944,942
	Marcus & Millichap, Inc.	96,875	3,964,125
*	Maui Land & Pineapple Co., Inc.	13,708	130,363
	Newmark Group, Inc., Class A	449,418	5,123,365
*	Rafael Holdings, Inc., Class B	38,641	78,055
	RE/MAX Holdings, Inc., Class A	70,466	1,785,608
*	Realogy Holdings Corp.	280,301	2,783,389
#*	Redfin Corp.	26,300	228,810
	RMR Group, Inc., Class A	21,961	634,893
#	St. Joe Co.	194,168	8,158,939
#*	Stratus Properties, Inc.	22,438	710,611
*	Tejon Ranch Co.	73,433	1,213,113
#*	Trinity Place Holdings, Inc.	16,938	17,785
*	Zillow Group, Inc., Class A	49,328	1,726,480
#*	Zillow Group, Inc., Class C	150,468	5,248,324
TOTAL REAL ESTATE			100,496,466

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (2.0%)
	AES Corp.	497,941	$11,064,249
	ALLETE, Inc.	78,390	4,865,667
	Alliant Energy Corp.	141,127	8,598,868
	Ameren Corp.	144,378	13,444,479
#	American Electric Power Co., Inc.	128,710	12,685,658
	American States Water Co.	56,210	4,899,826
	American Water Works Co., Inc.	105,607	16,415,552
#	Artesian Resources Corp., Class A	17,059	879,562
#	Atlantica Sustainable Infrastructure PLC	234,494	8,362,056
	Atmos Energy Corp.	78,451	9,523,167
#	Avangrid, Inc.	62,463	3,043,822
	Avista Corp.	102,191	4,318,592
#	Black Hills Corp.	111,989	8,645,551
	Brookfield Renewable Corp., Class A	69,657	2,724,982
	California Water Service Group	92,876	5,579,990
	CenterPoint Energy, Inc.	297,695	9,433,954
	Chesapeake Utilities Corp.	33,768	4,630,606
	Clearway Energy, Inc., Class A	67,535	2,331,984
#	Clearway Energy, Inc., Class C	140,081	5,258,641
	CMS Energy Corp.	165,770	11,393,372
	Consolidated Edison, Inc.	139,189	13,817,292
	Consolidated Water Co. Ltd.	40,703	632,932
	Constellation Energy Corp.	76,309	5,044,025
	Dominion Energy, Inc.	170,652	13,990,051
	DTE Energy Co.	109,778	14,304,073
	Duke Energy Corp.	151,638	16,669,565
	Edison International	211,080	14,304,892
	Entergy Corp.	116,917	13,460,654
	Essential Utilities, Inc.	201,348	10,458,015
	Evergy, Inc.	171,898	11,733,757
	Eversource Energy	148,396	13,091,495
	Exelon Corp.	228,927	10,642,816
#	FirstEnergy Corp.	314,908	12,942,719
	Genie Energy Ltd., Class B	60,892	586,390
	Global Water Resources, Inc.	1,921	25,415
	Hawaiian Electric Industries, Inc.	122,659	5,188,476
#	IDACORP, Inc.	68,279	7,628,130
	MGE Energy, Inc.	65,025	5,291,734
#	Middlesex Water Co.	35,564	3,382,492
	National Fuel Gas Co.	93,204	6,742,377
#	New Jersey Resources Corp.	192,921	8,911,021
	NextEra Energy, Inc.	427,752	36,140,766
	NiSource, Inc.	284,011	8,633,934
#	Northwest Natural Holding Co.	47,422	2,545,139
#	NorthWestern Corp.	76,091	4,219,246
	NRG Energy, Inc.	655,006	24,726,476
	OGE Energy Corp.	209,231	8,595,209
	ONE Gas, Inc.	84,597	7,185,669
#	Ormat Technologies, Inc.	137,949	11,938,106
	Otter Tail Corp.	85,677	6,020,523
*	PG&E Corp.	669,621	7,272,084
	Pinnacle West Capital Corp.	101,396	7,449,564
	PNM Resources, Inc.	170,699	8,239,641
	Portland General Electric Co.	146,521	7,522,388
	PPL Corp.	447,715	13,019,552
	Public Service Enterprise Group, Inc.	241,400	15,852,738
*	Pure Cycle Corp.	41,462	437,839
#	RGC Resources, Inc.	16,102	325,421
	Sempra Energy	71,702	11,888,192

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	SJW Group	63,604	$4,176,239
#	South Jersey Industries, Inc.	154,488	5,295,849
	Southern Co.	226,157	17,389,212
	Southwest Gas Holdings, Inc.	73,783	6,416,170
#	Spire, Inc.	73,774	5,550,756
#*	Sunnova Energy International, Inc.	75,786	1,971,952
	UGI Corp.	223,261	9,635,945
#	Unitil Corp.	32,521	1,781,175
#	Via Renewables, Inc.	15,216	123,554
	Vistra Corp.	778,849	20,133,247
	WEC Energy Group, Inc.	133,404	13,848,669
	Xcel Energy, Inc.	183,560	13,432,921
	York Water Co.	29,489	1,267,732
TOTAL UTILITIES			619,984,807
TOTAL COMMON STOCKS			30,440,576,165
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	24,077	628,410
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,643	827,515
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,575	2,071,136
TOTAL PREFERRED STOCKS			3,527,061
TOTAL INVESTMENT SECURITIES (Cost $13,927,016,745)			30,444,103,226

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	238,003,411	238,003,411
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	85,407,263	987,905,809
TOTAL INVESTMENTS — (100.0%)
(Cost $15,152,812,463)^^			$31,670,012,446
As of July 31, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,266	09/16/22	$257,781,569	$261,650,550	$3,868,981
Total Futures Contracts			$257,781,569	$261,650,550	$3,868,981

U.S. Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,955,467,709	$161,860	—	$1,955,629,569
Consumer Discretionary	3,208,410,072	6,808	—	3,208,416,880
Consumer Staples	1,958,409,907	118,801	—	1,958,528,708
Energy	1,634,322,082	—	—	1,634,322,082
Financials	4,353,291,573	109,558	—	4,353,401,131
Health Care	3,823,166,692	—	$1,980,572	3,825,147,264
Industrials	4,192,254,148	1,409,889	—	4,193,664,037
Information Technology	7,122,078,224	597	—	7,122,078,821
Materials	1,468,906,400	—	—	1,468,906,400
Real Estate	100,377,148	119,318	—	100,496,466
Utilities	619,984,807	—	—	619,984,807
Preferred Stocks
Communication Services	628,410	—	—	628,410
Consumer Discretionary	827,515	—	—	827,515
Industrials	2,071,136	—	—	2,071,136
Temporary Cash Investments	238,003,411	—	—	238,003,411
Securities Lending Collateral	—	987,905,809	—	987,905,809
Futures Contracts**	3,868,981	—	—	3,868,981
TOTAL	$30,682,068,215	$989,832,640	$1,980,572^	$31,673,881,427
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (5.7%)
	Activision Blizzard, Inc.	35,792	$2,861,570
*	Alphabet, Inc., Class A	204,320	23,766,502
*	Alphabet, Inc., Class C	212,580	24,795,331
*	Altice USA, Inc., Class A	31,187	327,775
#*	AMC Networks, Inc., Class A	29,850	911,022
#*	Angi, Inc.	57,744	300,269
*	Anterix, Inc.	7,672	341,327
	AT&T, Inc.	728,166	13,674,958
	ATN International, Inc.	22,236	1,023,745
#*	Audacy, Inc., Class A	57,724	36,770
*	Ballantyne Strong, Inc.	7,403	21,099
*	Boston Omaha Corp., Class A	235	5,734
#*	Bumble, Inc., Class A	3,063	116,149
	Cable One, Inc.	1,282	1,764,904
#*	Cargurus, Inc.	32,833	797,514
*	Cars.com, Inc.	58,406	686,855
*	Charter Communications, Inc., Class A	7,223	3,121,058
#*	Cinemark Holdings, Inc.	48,992	898,023
	Cogent Communications Holdings, Inc.	12,352	788,181
	Comcast Corp., Class A	414,662	15,558,118
*	Consolidated Communications Holdings, Inc.	63,509	419,159
#*»††	Contra Costa Communications	2,485	0
#*	Cumulus Media, Inc., Class A	667	5,296
#*	Daily Journal Corp.	563	152,179
	DallasNews Corp.	1,667	10,969
*	DHI Group, Inc.	44,943	219,771
#*	DISH Network Corp., Class A	117,268	2,036,945
*	EchoStar Corp., Class A	47,851	945,536
	Electronic Arts, Inc.	9,605	1,260,464
*	Emerald Holding, Inc.	3,272	10,307
	Entravision Communications Corp., Class A	62,511	335,059
#*	EverQuote, Inc., Class A	11,338	118,482
*	EW Scripps Co., Class A	76,118	1,085,443
*	Facebook, Inc., Class A	187,933	29,900,140
	Fox Corp., Class A	92,467	3,061,582
	Fox Corp., Class B	102,451	3,165,736
*	Frontier Communications Parent, Inc.	49,921	1,293,453
*	Gannett Co., Inc.	139,204	419,004
	Gray Television, Inc.	82,293	1,528,181
	Gray Television, Inc., Class A	2,300	38,640
*	Hemisphere Media Group, Inc.	17,432	135,621
*	IDT Corp., Class B	62,410	1,624,532
*	iHeartMedia, Inc., Class A	87,260	652,705
*	IMAX Corp.	43,682	734,294
	Interpublic Group of Cos., Inc.	80,376	2,400,831
*	Iridium Communications, Inc.	116,883	5,225,839
	John Wiley & Sons, Inc., Class A	36,894	1,926,605
	John Wiley & Sons, Inc., Class B	2,087	108,274
*	Liberty Broadband Corp., Class A	3,632	392,002
*»	Liberty Broadband Corp., Class B	234	25,256
*	Liberty Broadband Corp., Class C	37,226	4,055,028
*	Liberty Latin America Ltd., Class C	153,094	1,123,710
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	224,387

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*»	Liberty Media Corp.-Liberty Braves, Class B	93	$2,623
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	524,789
*	Liberty Media Corp.-Liberty Formula One, Class A	10,867	673,645
*	Liberty Media Corp.-Liberty Formula One, Class C	82,634	5,600,106
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	526,976
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	12,175
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	1,973,320
*	Lions Gate Entertainment Corp., Class A	27,097	237,370
*	Lions Gate Entertainment Corp., Class B	124,088	1,031,171
*	Live Nation Entertainment, Inc.	11,490	1,079,945
*	Loyalty Ventures, Inc.	8,776	25,889
#	Lumen Technologies, Inc.	627,754	6,836,241
*	Madison Square Garden Entertainment Corp.	25,459	1,482,478
#*	Magnite, Inc.	31,862	243,426
*	Marchex, Inc., Class B	1,280	2,560
#*	Marcus Corp.	19,647	322,800
*	Match Group, Inc.	9,850	722,104
	New York Times Co., Class A	37,573	1,200,457
	News Corp., Class A	174,543	2,991,667
	News Corp., Class B	90,843	1,569,767
	Nexstar Media Group, Inc., Class A	33,800	6,366,906
	Omnicom Group, Inc.	38,949	2,720,198
*	Ooma, Inc.	2,567	30,624
#	Paramount Global, Class A	3,778	102,157
#	Paramount Global, Class B	119,290	2,821,209
#*	PubMatic, Inc., Class A	6,279	104,169
*	QuinStreet, Inc.	35,147	377,830
*	Salem Media Group, Inc.	5,100	11,067
	Scholastic Corp.	31,899	1,501,486
*	Sciplay Corp., Class A	6,482	88,415
	Shenandoah Telecommunications Co.	57,187	1,275,270
	Shutterstock, Inc.	16,849	951,969
	Sinclair Broadcast Group, Inc., Class A	31,754	693,507
#	Sirius XM Holdings, Inc.	120,878	807,465
	Spok Holdings, Inc.	35,362	233,743
*	Take-Two Interactive Software, Inc.	32,115	4,262,624
#*	TechTarget, Inc.	17,658	1,151,125
	TEGNA, Inc.	194,817	4,079,468
	Telephone & Data Systems, Inc.	108,068	1,708,555
*	Telesat Corp.	1,933	23,467
#*	Thryv Holdings, Inc.	12,482	303,812
*	T-Mobile U.S., Inc.	66,434	9,504,048
*	Townsquare Media, Inc., Class A	16,264	130,112
#*	Travelzoo	12,456	63,401
*	TripAdvisor, Inc.	47,885	910,294
*	Twitter, Inc.	27,266	1,134,538
*	U.S. Cellular Corp.	36,719	1,075,500
*	Urban One, Inc.	25,200	88,452
	Verizon Communications, Inc.	403,352	18,630,829
*	Walt Disney Co.	94,632	10,040,455
*	Warner Bros Discovery, Inc.	380,271	5,704,065
*	WideOpenWest, Inc.	45,003	827,155
#	World Wrestling Entertainment, Inc., Class A	14,789	1,025,026
*	Yelp, Inc.	51,364	1,574,820
*	Zedge, Inc., Class B	5,669	15,646
#*	Ziff Davis, Inc.	32,238	2,639,970
TOTAL COMMUNICATION SERVICES			266,471,220

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (10.0%)
#	Cheesecake Factory, Inc.	26,709	$780,704
#*	1-800-Flowers.com, Inc., Class A	37,182	370,705
#*	2U, Inc.	20,577	201,449
	Aaron's Co., Inc.	37,551	488,914
*	Abercrombie & Fitch Co., Class A	65,170	1,160,678
#	Academy Sports & Outdoors, Inc.	49,768	2,141,517
	Acushnet Holdings Corp.	65,531	3,193,326
*	Adient PLC	61,544	2,078,956
#	ADT, Inc.	288,629	2,106,992
*	Adtalem Global Education, Inc.	44,112	1,768,891
	Advance Auto Parts, Inc.	16,744	3,241,973
	AMCON Distributing Co.	438	82,138
*	American Axle & Manufacturing Holdings, Inc.	96,191	857,062
#	American Eagle Outfitters, Inc.	192,536	2,318,133
*	American Outdoor Brands, Inc.	14,342	113,302
*	American Public Education, Inc.	18,666	293,243
#*	America's Car-Mart, Inc.	8,133	842,335
*	Aptiv PLC	17,650	1,851,309
	Aramark	111,373	3,719,858
#	Ark Restaurants Corp.	2,975	59,322
	Arko Corp.	8,342	76,162
*	Asbury Automotive Group, Inc.	19,530	3,352,129
	Autoliv, Inc.	26,841	2,308,326
*	AutoNation, Inc.	44,678	5,305,066
#*	Barnes & Noble Education, Inc.	6,335	17,168
	Bassett Furniture Industries, Inc.	9,023	207,078
	Bath & Body Works, Inc.	16,472	585,415
*	BBQ Holdings, Inc.	4,609	55,308
*	Beazer Homes USA, Inc.	28,393	418,797
	Best Buy Co., Inc.	38,802	2,987,366
#	Big 5 Sporting Goods Corp.	27,233	350,216
#	Big Lots, Inc.	34,836	703,339
*	Biglari Holdings, Inc., Class A	142	85,129
*	Biglari Holdings, Inc., Class B	1,757	211,209
*	BJ's Restaurants, Inc.	22,547	529,178
	Bloomin' Brands, Inc.	69,883	1,424,914
	Bluegreen Vacations Holding Corp.	9,724	255,547
*	Boot Barn Holdings, Inc.	35,095	2,186,419
	BorgWarner, Inc.	210,764	8,105,983
	Boyd Gaming Corp.	57,508	3,192,269
*	Bright Horizons Family Solutions, Inc.	15,179	1,421,817
*	Brinker International, Inc.	13,204	366,411
	Brunswick Corp.	50,302	4,030,196
#	Buckle, Inc.	25,922	782,844
	Build-A-Bear Workshop, Inc.	15,113	241,355
*	Burlington Stores, Inc.	2,401	338,853
*	Caesars Entertainment, Inc.	17,048	778,923
	Caleres, Inc.	34,981	868,228
#*	Callaway Golf Co.	76,689	1,760,013
	Camping World Holdings, Inc., Class A	10,608	286,840
*	Capri Holdings Ltd.	44,674	2,174,730
*	CarMax, Inc.	27,252	2,712,664
*	CarParts.com, Inc.	2,107	16,814
	Carriage Services, Inc.	24,853	901,667
	Carrols Restaurant Group, Inc.	41,335	102,924
#	Carter's, Inc.	22,510	1,834,115
	Cato Corp., Class A	18,848	232,773
*	Cavco Industries, Inc.	7,684	1,980,858
	Century Communities, Inc.	28,311	1,448,674

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Chegg, Inc.	83,353	$1,775,419
#*	Chico's FAS, Inc.	75,724	380,135
*	Children's Place, Inc.	8,738	378,705
	Choice Hotels International, Inc.	8,184	989,200
	Churchill Downs, Inc.	2,565	538,137
*	Chuy's Holdings, Inc.	14,866	330,471
#*	Citi Trends, Inc.	8,687	213,526
	Columbia Sportswear Co.	32,436	2,400,588
#*	Conn's, Inc.	31,161	293,537
*	Container Store Group, Inc.	9,288	69,288
#»	Contra Zagg, Inc.	25,325	2,279
*	Cooper-Standard Holdings, Inc.	19,388	83,562
#	Cracker Barrel Old Country Store, Inc.	16,117	1,532,243
*	Crocs, Inc.	8,615	617,179
	Crown Crafts, Inc.	2,196	14,362
	Culp, Inc.	13,186	66,194
	Dana, Inc.	125,434	2,102,274
	Darden Restaurants, Inc.	16,601	2,066,659
*	Dave & Buster's Entertainment, Inc.	30,313	1,132,494
*	Deckers Outdoor Corp.	10,419	3,263,335
*	Delta Apparel, Inc.	12,387	289,732
#*	Denny's Corp.	22,857	221,941
	Designer Brands, Inc., Class A	60,716	876,132
#*	Destination XL Group, Inc.	5,843	24,190
#	Dick's Sporting Goods, Inc.	45,153	4,225,869
#	Dillard's, Inc., Class A	27,202	6,184,375
#	Dine Brands Global, Inc.	1,652	117,804
	Dollar General Corp.	15,330	3,808,432
*	Dollar Tree, Inc.	31,716	5,244,558
	Domino's Pizza, Inc.	3,037	1,190,838
*	Dorman Products, Inc.	28,751	2,906,439
	DR Horton, Inc.	127,178	9,923,699
*	Duluth Holdings, Inc., Class B	3,783	36,468
	eBay, Inc.	25,601	1,244,977
	Educational Development Corp.	6,574	22,220
*	El Pollo Loco Holdings, Inc.	35,651	346,528
	Escalade, Inc.	12,824	161,711
#	Ethan Allen Interiors, Inc.	26,692	613,649
*	Etsy, Inc.	4,577	474,726
*	Expedia Group, Inc.	4,495	476,695
*	Fiesta Restaurant Group, Inc.	16,154	132,624
*	Five Below, Inc.	10,014	1,272,479
	Flanigan's Enterprises, Inc.	300	8,400
	Flexsteel Industries, Inc.	8,594	156,926
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,245,532
#	Foot Locker, Inc.	77,357	2,194,618
	Ford Motor Co.	462,094	6,788,161
*	Fox Factory Holding Corp.	13,049	1,235,218
	Franchise Group, Inc.	2,692	88,648
*	frontdoor, Inc.	22,151	592,982
*	Full House Resorts, Inc.	19,188	119,157
*	Funko, Inc., Class A	24,947	653,861
#	Gap, Inc.	71,715	689,898
	Garmin Ltd.	22,692	2,215,193
*	General Motors Co.	208,405	7,556,765
*	Genesco, Inc.	14,308	801,963
	Gentex Corp.	155,770	4,395,829
*	Gentherm, Inc.	32,515	2,099,168
	Genuine Parts Co.	16,918	2,586,255

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	G-III Apparel Group Ltd.	45,437	$1,003,703
*	Good Times Restaurants, Inc.	3,814	12,129
*	Goodyear Tire & Rubber Co.	158,834	1,950,482
#*	GoPro, Inc., Class A	52,693	335,128
	Graham Holdings Co., Class B	4,229	2,514,098
*	Grand Canyon Education, Inc.	25,569	2,456,414
#*	Green Brick Partners, Inc.	22,902	613,774
	Group 1 Automotive, Inc.	15,409	2,726,160
	Guess?, Inc.	59,084	1,117,278
	H&R Block, Inc.	69,238	2,766,751
	Hamilton Beach Brands Holding Co., Class A	17,718	209,781
#	Hanesbrands, Inc.	144,709	1,617,847
	Harley-Davidson, Inc.	104,441	3,948,914
	Hasbro, Inc.	16,501	1,298,959
#	Haverty Furniture Cos., Inc.	19,633	536,570
	Haverty Furniture Cos., Inc., Class A	1,796	47,917
*	Helen of Troy Ltd.	20,370	2,725,302
#	Hibbett, Inc.	15,878	744,996
*	Hilton Grand Vacations, Inc.	48,053	1,959,121
	Hooker Furnishings Corp.	11,517	190,491
*	Horizon Global Corp.	19,302	27,409
*	Hovnanian Enterprises, Inc., Class A	788	38,226
*	Hyatt Hotels Corp., Class A	26,200	2,168,050
	Installed Building Products, Inc.	19,856	2,013,796
#	International Game Technology PLC	102,105	1,934,890
*	iRobot Corp.	21,145	972,881
*	J Jill, Inc.	915	14,658
#	Jack in the Box, Inc.	6,082	420,510
	Jerash Holdings US, Inc.	2,403	13,985
	Johnson Outdoors, Inc., Class A	12,917	869,443
	KB Home	80,690	2,633,722
	Kohl's Corp.	114,994	3,350,925
	Kontoor Brands, Inc.	24,669	900,419
	Krispy Kreme, Inc.	7,917	113,055
*	Kura Sushi USA, Inc., Class A	604	51,002
*	Lakeland Industries, Inc.	7,500	120,300
#*	Lands' End, Inc.	11,629	148,270
#*	Landsea Homes Corp.	310	2,282
*	Las Vegas Sands Corp.	15,717	592,374
	Laureate Education, Inc., Class A	123,057	1,456,995
	La-Z-Boy, Inc.	45,566	1,269,924
	LCI Industries	25,955	3,506,261
	Lear Corp.	52,945	8,002,107
	Leggett & Platt, Inc.	56,008	2,220,157
	Lennar Corp., Class A	86,062	7,315,270
	Lennar Corp., Class B	9,841	668,007
#	Levi Strauss & Co., Class A	9,166	173,421
#*	LGI Homes, Inc.	24,836	2,801,501
	Lifetime Brands, Inc.	22,906	246,469
*	Lincoln Educational Services Corp.	12,212	88,415
*	Liquidity Services, Inc.	37,467	754,211
	Lithia Motors, Inc.	18,484	4,903,436
*	Live Ventures, Inc.	363	12,658
	LKQ Corp.	49,636	2,722,038
#*	Lovesac Co.	6,458	201,231
*	M/I Homes, Inc.	33,882	1,558,911
	Macy's, Inc.	263,459	4,650,051
*	Malibu Boats, Inc., Class A	20,283	1,266,673
#	Marine Products Corp.	15,913	172,815

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	MarineMax, Inc.	26,965	$1,101,251
	Marriott Vacations Worldwide Corp.	32,640	4,469,069
*	MasterCraft Boat Holdings, Inc.	18,751	444,211
*	Mattel, Inc.	85,940	1,993,808
	McDonald's Corp.	1,857	489,078
	MDC Holdings, Inc.	82,456	2,989,030
*	Meritage Homes Corp.	35,556	3,139,595
	MGM Resorts International	55,466	1,815,402
*	Modine Manufacturing Co.	50,652	664,554
*	Mohawk Industries, Inc.	45,811	5,885,797
*	Monarch Casino & Resort, Inc.	5,624	360,780
#	Monro, Inc.	30,744	1,541,812
#*	Motorcar Parts of America, Inc.	22,004	331,600
	Movado Group, Inc.	14,193	482,278
	Murphy USA, Inc.	35,401	10,066,628
	Nathan's Famous, Inc.	4,206	231,288
#*	National Vision Holdings, Inc.	45,424	1,323,655
#*	Nautilus, Inc.	29,587	51,481
	Newell Brands, Inc.	295,559	5,973,247
	Nobility Homes, Inc.	1,284	33,384
*	Noodles & Co.	8,060	41,993
	Nordstrom, Inc.	34,419	809,191
*	NVR, Inc.	623	2,736,901
*	ODP Corp.	36,903	1,339,579
#*	Ollie's Bargain Outlet Holdings, Inc.	42,835	2,525,123
*	ONE Group Hospitality, Inc.	1,700	14,263
#*	OneSpaWorld Holdings Ltd.	6,459	46,569
#	Oxford Industries, Inc.	16,622	1,585,739
	Papa John's International, Inc.	7,165	687,052
	Patrick Industries, Inc.	24,604	1,493,955
#*	Penn National Gaming, Inc.	38,186	1,319,326
	Penske Automotive Group, Inc.	101,131	11,578,488
*	Perdoceo Education Corp.	70,479	965,562
#	PetMed Express, Inc.	15,853	345,912
*	Planet Fitness, Inc., Class A	9,900	780,219
*	Playa Hotels & Resorts NV	71,600	491,176
#	Polaris, Inc.	20,839	2,443,998
	Pool Corp.	1,426	510,080
*	Poshmark, Inc., Class A	48,962	528,300
*	Potbelly Corp.	8,889	45,067
	PulteGroup, Inc.	146,869	6,406,426
	PVH Corp.	40,828	2,528,070
*»	QEP Co., Inc.	1,575	28,823
#*	QuantumScape Corp.	19,644	212,548
*	Quotient Technology, Inc.	6,625	18,351
	Qurate Retail, Inc., Class A	232,336	634,277
	Ralph Lauren Corp.	24,732	2,439,317
	RCI Hospitality Holdings, Inc.	9,765	556,214
#*	Red Robin Gourmet Burgers, Inc.	11,417	99,785
	Red Rock Resorts, Inc., Class A	21,324	838,673
	Rent-A-Center, Inc.	51,114	1,202,712
#*	Revolve Group, Inc.	9,318	263,886
#*	RH	2,787	778,771
	Rocky Brands, Inc.	7,323	240,780
	Ross Stores, Inc.	14,432	1,172,744
#*	Royal Caribbean Cruises Ltd.	20,319	786,549
	Ruth's Hospitality Group, Inc.	27,514	482,871
*	Sally Beauty Holdings, Inc.	92,522	1,182,431
*	Scientific Games Corp., Class A	19,895	1,013,451

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	SeaWorld Entertainment, Inc.	28,528	$1,361,641
	Service Corp. International	89,573	6,669,606
#*	Shake Shack, Inc., Class A	14,745	758,778
	Shoe Carnival, Inc.	30,438	663,853
#	Signet Jewelers Ltd.	48,178	2,936,931
*	Skechers USA, Inc., Class A	89,150	3,384,134
*	Skyline Champion Corp.	43,338	2,743,295
#*	Sleep Number Corp.	12,790	576,317
#	Smith & Wesson Brands, Inc.	56,019	815,076
	Sonic Automotive, Inc., Class A	40,894	1,711,414
#*	Sonos, Inc.	48,361	1,069,262
*	Sportsman's Warehouse Holdings, Inc.	30,710	302,801
	Standard Motor Products, Inc.	30,561	1,397,860
	Steven Madden Ltd.	64,835	2,055,270
*	Stoneridge, Inc.	31,731	597,177
	Strategic Education, Inc.	24,634	1,769,460
*	Strattec Security Corp.	3,345	99,347
#*	Stride, Inc.	46,169	2,062,831
	Superior Group of Cos., Inc.	15,854	292,665
	Tapestry, Inc.	168,413	5,663,729
	Target Corp.	27,480	4,489,682
*	Taylor Morrison Home Corp.	126,306	3,624,982
	Tempur Sealy International, Inc.	35,385	972,380
#*	Tenneco, Inc., Class A	23,806	449,219
*	Terminix Global Holdings, Inc.	69,923	3,125,558
	Texas Roadhouse, Inc.	21,627	1,886,307
#	Thor Industries, Inc.	42,313	3,568,255
#	Tilly's, Inc., Class A	23,107	174,920
	Toll Brothers, Inc.	94,747	4,659,657
*	TopBuild Corp.	28,635	6,062,602
	Tractor Supply Co.	17,500	3,350,900
	Travel & Leisure Co.	18,662	804,519
*	TravelCenters of America, Inc.	10,101	421,414
*	Tri Pointe Homes, Inc.	103,909	1,924,395
*	Ulta Beauty, Inc.	6,395	2,487,079
*	Under Armour, Inc., Class A	16,694	154,586
*	Under Armour, Inc., Class C	52,052	429,950
*	Unifi, Inc.	19,615	267,352
*	Universal Electronics, Inc.	16,636	461,649
*	Universal Technical Institute, Inc.	27,693	222,652
#*	Urban Outfitters, Inc.	90,547	1,854,403
	Vail Resorts, Inc.	5,219	1,237,581
*	Vera Bradley, Inc.	36,774	154,083
	VF Corp.	20,136	899,677
#*	Victoria's Secret & Co.	5,490	202,910
#*	Vince Holding Corp.	1,700	11,815
#*	Vista Outdoor, Inc.	58,723	1,767,562
*	Visteon Corp.	16,990	2,167,584
#*	Vivint Smart Home, Inc.	12,021	57,460
*	VOXX International Corp.	36,231	342,745
	Wendy's Co.	146,718	3,085,480
	Weyco Group, Inc.	10,880	286,579
	Whirlpool Corp.	38,025	6,573,382
#	Williams-Sonoma, Inc.	31,734	4,583,024
#	Wingstop, Inc.	6,181	779,919
	Winmark Corp.	2,807	623,575
#	Winnebago Industries, Inc.	39,542	2,387,151
	Wolverine World Wide, Inc.	65,467	1,471,044
	Wyndham Hotels & Resorts, Inc.	19,618	1,361,685

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Wynn Resorts Ltd.	7,029	$446,201
#*	XPEL, Inc.	5,492	336,605
*	YETI Holdings, Inc.	14,854	754,138
*	Zovio, Inc.	39,501	40,686
*	Zumiez, Inc.	29,480	766,480
TOTAL CONSUMER DISCRETIONARY			466,159,728
CONSUMER STAPLES — (4.9%)
	Albertsons Cos., Inc., Class A	2,000	53,700
	Alico, Inc.	7,614	277,454
	Andersons, Inc.	33,609	1,215,638
	Archer-Daniels-Midland Co.	78,175	6,470,545
	B&G Foods, Inc.	62,724	1,549,910
*	BellRing Brands, Inc.	80,404	1,940,953
*	BJ's Wholesale Club Holdings, Inc.	19,268	1,304,444
#*	Boston Beer Co., Inc. , Class A	2,473	940,803
*	Bridgford Foods Corp.	4,114	52,248
	Brown-Forman Corp., Class A	3,283	237,689
	Brown-Forman Corp., Class B	800	59,376
	Bunge Ltd.	114,831	10,602,346
	Calavo Growers, Inc.	16,909	681,433
	Cal-Maine Foods, Inc.	37,112	1,896,794
	Campbell Soup Co.	66,808	3,296,975
	Casey's General Stores, Inc.	18,796	3,809,009
#*	Celsius Holdings, Inc.	3,888	345,876
*	Central Garden & Pet Co.	20,939	907,496
*	Central Garden & Pet Co., Class A	49,488	2,019,110
*	Chefs' Warehouse, Inc.	36,090	1,249,075
	Church & Dwight Co., Inc.	20,030	1,762,039
	Coca-Cola Co.	42,381	2,719,589
	Coca-Cola Consolidated, Inc.	7,611	3,904,443
	Coffee Holding Co., Inc.	1,900	4,997
	Conagra Brands, Inc.	96,132	3,288,676
	Constellation Brands, Inc., Class A	7,145	1,759,885
	Costco Wholesale Corp.	7,743	4,191,286
*	Coty, Inc., Class A	383,859	2,809,848
*	Darling Ingredients, Inc.	65,425	4,532,644
*	Duckhorn Portfolio, Inc.	18,166	333,164
	Edgewell Personal Care Co.	53,406	2,124,491
#*	elf Beauty, Inc.	45,692	1,532,053
	Energizer Holdings, Inc.	58,620	1,731,049
	Flowers Foods, Inc.	126,752	3,601,024
	Fresh Del Monte Produce, Inc.	60,762	1,805,239
#*	Freshpet, Inc.	10,006	534,721
	General Mills, Inc.	39,083	2,923,018
#*	Grocery Outlet Holding Corp.	66,958	2,860,446
*	Hain Celestial Group, Inc.	80,482	1,830,965
*	Herbalife Nutrition Ltd.	22,190	541,658
	Hershey Co.	5,788	1,319,432
*	HF Foods Group, Inc.	572	3,009
	Hormel Foods Corp.	45,106	2,225,530
*	Hostess Brands, Inc.	117,508	2,658,031
	Ingles Markets, Inc., Class A	13,131	1,253,485
	Ingredion, Inc.	48,266	4,391,241
	Inter Parfums, Inc.	25,661	2,141,924
	J M Smucker Co.	38,387	5,079,368
	J&J Snack Foods Corp.	12,350	1,673,548
	John B. Sanfilippo & Son, Inc.	13,938	1,043,956
	Kellogg Co.	32,803	2,424,798

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Keurig Dr Pepper, Inc.	56,539	$2,190,321
	Kraft Heinz Co.	85,992	3,167,085
	Kroger Co.	148,256	6,885,009
	Lamb Weston Holdings, Inc.	5,072	404,036
	Lancaster Colony Corp.	14,655	1,940,029
*	Landec Corp.	45,500	476,840
	Lifevantage Corp.	2,000	8,500
#*	Lifeway Foods, Inc.	6,493	34,802
	Limoneira Co.	14,670	185,869
	McCormick & Co., Inc.	23,510	2,053,598
	McCormick & Co., Inc.	2,128	186,306
	Medifast, Inc.	10,658	1,792,569
#	MGP Ingredients, Inc.	22,542	2,370,968
	Molson Coors Beverage Co., Class B	85,831	5,128,402
	Mondelez International, Inc., Class A	66,070	4,231,123
*	Monster Beverage Corp.	15,666	1,560,647
	National Beverage Corp.	29,812	1,615,214
*	Natural Alternatives International, Inc.	8,015	80,230
	Natural Grocers by Vitamin Cottage, Inc.	19,128	317,142
*	Nature's Sunshine Products, Inc.	15,233	159,185
	Nu Skin Enterprises, Inc., Class A	37,974	1,652,249
	Ocean Bio-Chem, Inc.	2,700	35,019
#	Oil-Dri Corp. of America	4,973	149,886
*	Performance Food Group Co.	108,666	5,401,787
	Philip Morris International, Inc.	24,545	2,384,547
*	Pilgrim's Pride Corp.	101,631	3,188,164
*	Post Holdings, Inc.	62,190	5,406,799
	PriceSmart, Inc.	28,842	1,914,532
	Procter & Gamble Co.	90,151	12,522,875
#	Reynolds Consumer Products, Inc.	3,464	100,664
#*	Rite Aid Corp.	28,229	232,325
	Rocky Mountain Chocolate Factory, Inc.	5,160	34,882
	Seaboard Corp.	618	2,509,475
*	Seneca Foods Corp., Class A	6,380	363,150
*»	Seneca Foods Corp., Class B	1,251	74,347
*	Simply Good Foods Co.	75,394	2,459,352
	SpartanNash Co.	38,983	1,258,761
	Spectrum Brands Holdings, Inc.	29,180	2,029,177
*	Sprouts Farmers Market, Inc.	92,519	2,557,225
#	Tootsie Roll Industries, Inc.	29,710	1,043,415
*	TreeHouse Foods, Inc.	51,287	2,226,882
	Turning Point Brands, Inc.	17,054	409,296
	Tyson Foods, Inc., Class A	113,483	9,987,639
*	U.S. Foods Holding Corp.	57,892	1,823,598
*	United Natural Foods, Inc.	67,432	2,866,534
	United-Guardian, Inc.	1,872	29,297
#	Universal Corp.	23,164	1,295,099
*	USANA Health Sciences, Inc.	18,814	1,309,831
	Vector Group Ltd.	42,078	468,749
	Village Super Market, Inc., Class A	16,232	366,356
*	Vital Farms, Inc.	3,810	44,958
	Walgreens Boots Alliance, Inc.	133,350	5,283,327
	Walmart, Inc.	92,764	12,249,486
#	WD-40 Co.	6,701	1,188,556
#	Weis Markets, Inc.	23,728	1,825,395
*	Whole Earth Brands, Inc.	11,119	59,820
*	Willamette Valley Vineyards, Inc.	800	4,984
TOTAL CONSUMER STAPLES			229,462,744

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (9.1%)
	Adams Resources & Energy, Inc.	4,112	$139,808
#*	Alto Ingredients, Inc.	53,476	229,947
	Antero Midstream Corp.	382,870	3,851,672
*	Antero Resources Corp.	253,676	10,055,717
	APA Corp.	21,097	784,176
	Arch Resources, Inc.	13,781	1,779,678
	Archrock, Inc.	191,476	1,616,057
*	Ardmore Shipping Corp.	48,293	393,588
	Baker Hughes Co.	164,450	4,224,721
*	Battalion Oil Corp.	918	9,722
	Berry Corp.	35,496	303,136
	Brigham Minerals, Inc., Class A	12,546	333,096
*	Bristow Group, Inc.	4,208	108,566
	Cabot Oil & Gas Corp.	441,905	13,517,874
	Cactus, Inc., Class A	26,100	1,085,499
	California Resources Corp.	44,489	1,995,777
*	Callon Petroleum Co.	24,851	1,144,140
#*	Centennial Resource Development, Inc., Class A	257,561	1,715,356
#*	Centrus Energy Corp., Class A	1,800	59,670
	ChampionX Corp.	159,400	3,329,866
	Cheniere Energy, Inc.	10,173	1,521,677
#	Chesapeake Energy Corp.	50,996	4,802,293
	Chevron Corp.	178,146	29,176,752
	Civitas Resources, Inc.	22,765	1,342,224
#*	Clean Energy Fuels Corp.	180,685	1,170,839
*	CNX Resources Corp.	208,465	3,600,191
#*	Comstock Resources, Inc.	210,476	3,352,883
	ConocoPhillips	192,734	18,778,074
*	CONSOL Energy, Inc.	36,002	2,207,643
	Continental Resources, Inc.	39,057	2,690,637
#	Crescent Energy, Inc., Class A	2,673	39,026
	CVR Energy, Inc.	60,017	2,012,970
	Delek U.S. Holdings, Inc.	77,055	2,054,286
*	Denbury, Inc.	30,788	2,213,965
	Devon Energy Corp.	333,906	20,985,992
#	DHT Holdings, Inc.	170,676	1,121,341
	Diamondback Energy, Inc.	63,179	8,088,176
*	DMC Global, Inc.	11,853	269,774
	Dorian LPG Ltd.	38,270	616,912
*	Dril-Quip, Inc.	36,302	931,146
*	DTE Midstream LLC	29,102	1,601,483
#*	Earthstone Energy, Inc., Class A	14,700	208,593
#*	Ecoark Holdings, Inc.	2,753	6,497
	EnLink Midstream LLC	371,427	3,639,985
	EOG Resources, Inc.	113,997	12,678,746
	Epsilon Energy Ltd.	4,534	28,972
	EQT Corp.	227,710	10,026,071
	Equitrans Midstream Corp.	335,811	2,636,116
	Evolution Petroleum Corp.	27,987	188,912
#*	Expro Group Holdings NV	33,295	405,533
*	Exterran Corp.	28,147	115,684
	Exxon Mobil Corp.	384,258	37,246,128
*	Forum Energy Technologies, Inc.	105	2,079
#*	Geospace Technologies Corp.	5,022	23,754
#*	Green Plains, Inc.	50,706	1,826,430
*	Gulfport Energy Corp.	7,033	647,317
#*	Hallador Energy Co.	3,400	22,746
	Halliburton Co.	110,561	3,239,437
*	Helix Energy Solutions Group, Inc.	143,750	580,750

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Helmerich & Payne, Inc.	83,671	$3,873,967
	Hess Corp.	60,346	6,787,115
	HF Sinclair Corp.	169,076	8,085,214
#	International Seaways, Inc.	30,115	712,220
	Kinder Morgan, Inc.	294,101	5,290,877
*	Kosmos Energy Ltd.	143,345	908,807
*	Laredo Petroleum, Inc.	10,109	896,365
*	Liberty Energy, Inc., Class A	166,725	2,367,495
*	Lightbridge Corp.	2,478	17,520
	Magnolia Oil & Gas Corp., Class A	101,530	2,449,919
*	Mammoth Energy Services, Inc.	4,793	13,996
	Marathon Oil Corp.	344,761	8,550,073
	Marathon Petroleum Corp.	137,887	12,638,722
	Matador Resources Co.	96,926	5,600,384
	Murphy Oil Corp.	130,435	4,583,486
#*	Nabors Industries Ltd.	11,678	1,663,998
	NACCO Industries, Inc., Class A	6,859	269,559
*	Natural Gas Services Group, Inc.	22,223	223,341
*	NCS Multistage Holdings, Inc.	5	156
#	New Fortress Energy, Inc.	18,395	900,803
*	Newpark Resources, Inc.	96,167	338,508
*	NexTier Oilfield Solutions, Inc.	157,329	1,568,570
*	Noble Corp.	34,665	1,039,950
#	Nordic American Tankers Ltd.	18,996	45,590
	NOV, Inc.	169,517	3,154,711
	Oasis Petroleum, Inc.	22,221	2,849,621
	Occidental Petroleum Corp.	223,445	14,691,509
*	Oceaneering International, Inc.	72,597	770,980
	ONEOK, Inc.	71,124	4,248,948
*	Overseas Shipholding Group, Inc., Class A	13,668	31,983
	Ovintiv, Inc.	37,407	1,911,124
*	Par Pacific Holdings, Inc.	74,240	1,224,960
	Patterson-UTI Energy, Inc.	162,481	2,689,061
*	PBF Energy, Inc., Class A	108,386	3,614,673
	PDC Energy, Inc.	81,735	5,369,172
#*	Peabody Energy Corp.	96,780	2,031,412
	Phillips 66	58,638	5,218,782
	Pioneer Natural Resources Co.	34,541	8,184,490
#*	PrimeEnergy Resources Corp.	908	74,756
*	ProPetro Holding Corp.	99,810	1,050,001
*	Range Resources Corp.	329,735	10,904,336
*	Ranger Energy Services, Inc.	2,026	18,619
#	Ranger Oil Corp., Class A	13,367	508,748
*	REX American Resources Corp.	5,039	481,023
#*	RPC, Inc.	145,473	1,187,060
#*	SandRidge Energy, Inc.	32,036	600,034
	Schlumberger NV	154,127	5,707,323
	Scorpio Tankers, Inc.	28,362	1,095,057
*	SEACOR Marine Holdings, Inc.	38,578	285,477
*	Select Energy Services, Inc., Class A	79,501	593,873
	SFL Corp. Ltd.	145,938	1,455,002
#*	SilverBow Resources, Inc.	11,337	512,319
	SM Energy Co.	116,907	4,825,921
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	273,479
*	Southwestern Energy Co.	522,011	3,685,398
*	Stabilis Solutions, Inc.	2,037	8,800
*	Talos Energy, Inc.	74,444	1,410,714
	Targa Resources Corp.	117,021	8,087,321
*	TechnipFMC PLC	351,609	2,844,517

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Teekay Tankers Ltd., Class A	23,512	$490,695
#*	Tellurian, Inc.	158,791	590,703
*	TETRA Technologies, Inc.	23,409	102,531
	Texas Pacific Land Corp.	67	122,868
*	Tidewater, Inc.	19,226	423,549
#*	Transocean Ltd.	355,113	1,200,282
*	U.S. Silica Holdings, Inc.	62,748	867,805
*	Valaris Ltd.	4,962	248,993
	Valero Energy Corp.	96,071	10,641,785
#*	W&T Offshore, Inc.	12,251	60,888
#*	Weatherford International PLC	25,310	585,420
	Williams Cos., Inc.	146,741	5,002,401
	World Fuel Services Corp.	63,994	1,773,914
TOTAL ENERGY			421,319,773
FINANCIALS — (21.0%)
	1st Source Corp.	39,221	1,891,237
*	Acacia Research Corp.	23,539	118,637
#	ACNB Corp.	7,905	259,995
	Affiliated Managers Group, Inc.	28,914	3,654,151
*	Affinity Bancshares, Inc.	508	7,544
	Aflac, Inc.	145,959	8,363,451
*	Alleghany Corp.	5,549	4,647,177
	Allegiance Bancshares, Inc.	6,934	305,373
	Allstate Corp.	129,570	15,155,803
	Ally Financial, Inc.	188,760	6,242,293
	Amalgamated Financial Corp.	2,506	57,838
	A-Mark Precious Metals, Inc.	28,779	872,004
*	Ambac Financial Group, Inc.	14,089	165,828
#	Amerant Bancorp, Inc.	3,571	97,560
	American Equity Investment Life Holding Co.	79,259	2,976,968
	American Express Co.	33,003	5,083,122
	American Financial Group, Inc.	52,125	6,968,070
	American International Group, Inc.	73,903	3,825,958
	American National Bankshares, Inc.	9,565	347,114
	Ameriprise Financial, Inc.	14,077	3,799,664
	Ameris Bancorp	58,199	2,752,231
	AMERISAFE, Inc.	21,486	978,902
	AmeriServ Financial, Inc.	15,921	62,729
	Ames National Corp.	7,690	170,718
	Apollo Global Management, Inc.	124,222	7,093,076
*	Arch Capital Group Ltd.	105,193	4,670,569
	Ares Management Corp., Class A	4,739	339,549
	Argo Group International Holdings Ltd.	32,130	1,053,543
	Arrow Financial Corp.	15,351	515,026
	Arthur J Gallagher & Co.	14,066	2,517,673
#	Artisan Partners Asset Management, Inc., Class A	28,427	1,130,258
*	AssetMark Financial Holdings, Inc.	8,849	168,043
#	Associated Banc-Corp.	125,354	2,519,615
	Associated Capital Group, Inc., Class A	1,469	60,082
	Assurant, Inc.	40,745	7,162,156
	Assured Guaranty Ltd.	66,849	3,903,313
	Atlantic American Corp.	5,179	14,553
	Atlantic Union Bankshares Corp.	72,661	2,513,344
#*	Atlanticus Holdings Corp.	19,831	766,270
	Auburn National BanCorp, Inc.	2,722	73,494
	Axis Capital Holdings Ltd.	60,326	3,045,860
*	Axos Financial, Inc.	53,309	2,226,184
#	B. Riley Financial, Inc.	3,444	177,504

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	60,536	$1,059,985
#	BancFirst Corp.	39,183	4,207,862
*	Bancorp, Inc.	51,310	1,262,226
	Bank of America Corp.	491,054	16,602,536
	Bank of Hawaii Corp.	33,585	2,690,494
	Bank of Marin Bancorp	10,558	345,458
	Bank of New York Mellon Corp.	100,299	4,358,995
	Bank of NT Butterfield & Son Ltd.	55,230	1,871,745
	Bank of Princeton	618	17,817
	Bank of South Carolina Corp.	3,898	67,202
	Bank of the James Financial Group, Inc.	1,280	16,384
	Bank OZK	80,917	3,244,772
	Bank7 Corp.	1,694	39,928
	BankFinancial Corp.	21,510	204,990
	BankUnited, Inc.	77,053	2,993,509
	Bankwell Financial Group, Inc.	3,662	120,040
	Banner Corp.	30,084	1,864,907
	Bar Harbor Bankshares	11,642	337,269
	Baycom Corp.	5,500	107,745
	BCB Bancorp, Inc.	10,545	203,097
*	Berkshire Hathaway, Inc., Class B	110,049	33,080,729
	Berkshire Hills Bancorp, Inc.	43,938	1,237,733
	BGC Partners, Inc., Class A	228,214	832,981
	BlackRock, Inc.	6,183	4,137,540
*	Blucora, Inc.	51,074	1,021,480
	Blue Ridge Bankshares, Inc.	729	10,891
	BOK Financial Corp.	49,055	4,318,312
	Bread Financial Holdings, Inc.	26,726	1,058,617
*	Bridgewater Bancshares, Inc.	1,700	29,716
*	Brighthouse Financial, Inc.	71,314	3,096,454
	BrightSphere Investment Group, Inc.	21,135	399,663
	Brookline Bancorp, Inc.	93,270	1,289,924
	Brown & Brown, Inc.	39,544	2,574,314
#*	BRP Group, Inc., Class A	1,933	53,293
	Byline Bancorp, Inc.	5,600	137,144
	C&F Financial Corp.	4,203	187,118
	Cadence Bank	158,020	4,124,322
*	California BanCorp	104	2,138
»	California First Leasing Corp.	3,253	55,952
	Cambridge Bancorp	3,750	312,337
	Camden National Corp.	18,415	841,565
*	Cannae Holdings, Inc.	74,786	1,578,732
	Capital Bancorp, Inc.	1,520	37,985
	Capital City Bank Group, Inc.	15,372	497,899
	Capital One Financial Corp.	51,004	5,601,769
	Capitol Federal Financial, Inc.	172,686	1,656,059
	Capstar Financial Holdings, Inc.	2,201	46,243
*	Carter Bankshares, Inc.	1,237	17,256
*	Carver Bancorp, Inc.	1,815	11,017
	Cathay General Bancorp	70,157	2,925,547
	CB Financial Services, Inc.	448	10,604
	Cboe Global Markets, Inc.	11,984	1,478,586
#	CBTX, Inc.	10,878	336,674
*»	CCUR Holdings, Inc.	2	13,000
	Central Pacific Financial Corp.	40,073	948,929
	Central Valley Community Bancorp	4,680	78,296
	CF Bankshares, Inc.	430	8,819
	Charles Schwab Corp.	59,213	4,088,658
	Chemung Financial Corp.	3,608	163,334

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chubb Ltd.	25,440	$4,799,002
	Cincinnati Financial Corp.	61,758	6,011,524
	Citigroup, Inc.	117,753	6,111,381
	Citizens & Northern Corp.	5,780	141,205
	Citizens Community Bancorp, Inc.	4,408	57,084
	Citizens Financial Group, Inc.	159,204	6,044,976
	Citizens Holding Co.	2,806	48,404
*	Citizens, Inc.	46,149	178,597
	City Holding Co.	13,464	1,168,541
	Civista Bancshares, Inc.	12,586	272,613
	CME Group, Inc.	14,913	2,974,845
	CNA Financial Corp.	18,368	779,171
	CNB Financial Corp.	13,535	349,203
	CNO Financial Group, Inc.	16,341	306,394
*	Coastal Financial Corp.	800	32,984
	Codorus Valley Bancorp, Inc.	8,409	184,746
	Cohen & Steers, Inc.	29,832	2,198,320
	Colony Bankcorp, Inc.	5,499	79,845
	Columbia Banking System, Inc.	67,858	2,047,276
*	Columbia Financial, Inc.	44,039	895,753
	Comerica, Inc.	55,683	4,330,467
	Commerce Bancshares, Inc.	67,848	4,714,758
	Community Bank System, Inc.	54,753	3,686,519
	Community Financial Corp.	3,756	137,470
	Community Trust Bancorp, Inc.	18,488	801,085
	Community West Bancshares	2,872	39,921
	ConnectOne Bancorp, Inc.	37,200	983,568
*	Consumer Portfolio Services, Inc.	54,459	698,164
	Cowen, Inc., Class A	18,912	663,244
	Crawford & Co., Class A	44,722	324,234
	Crawford & Co., Class B	32,131	217,848
#*	Credit Acceptance Corp.	7,852	4,522,045
*	CrossFirst Bankshares, Inc.	2,152	29,525
	Cullen/Frost Bankers, Inc.	37,986	4,953,374
*	Customers Bancorp, Inc.	29,541	1,128,171
	CVB Financial Corp.	123,991	3,306,840
	Diamond Hill Investment Group, Inc.	4,348	831,207
#	Dime Community Bancshares, Inc.	40,119	1,367,256
	Discover Financial Services	50,517	5,102,217
	Donegal Group, Inc., Class A	30,139	426,768
#	Donegal Group, Inc., Class B	3,821	56,780
*	Donnelley Financial Solutions, Inc.	33,283	1,131,289
	Eagle Bancorp Montana, Inc.	4,214	81,330
	Eagle Bancorp, Inc.	25,813	1,265,611
	East West Bancorp, Inc.	76,183	5,468,416
*	eHealth, Inc.	13,573	100,440
#*	Elevate Credit, Inc.	4,629	10,647
	Emclaire Financial Corp.	500	15,750
	Employers Holdings, Inc.	22,431	890,735
#*	Encore Capital Group, Inc.	25,358	1,836,680
*	Enova International, Inc.	37,642	1,299,025
*	Enstar Group Ltd.	15,614	3,090,323
	Enterprise Bancorp, Inc.	6,505	206,859
	Enterprise Financial Services Corp.	30,921	1,454,215
	Equitable Holdings, Inc.	241,020	6,852,199
#	Equity Bancshares, Inc., Class A	10,114	323,142
	Erie Indemnity Co., Class A	5,762	1,171,760
	Esquire Financial Holdings, Inc.	826	29,918
	ESSA Bancorp, Inc.	11,606	204,962

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Essent Group Ltd.	36,623	$1,529,376
	Evans Bancorp, Inc.	4,676	169,880
	Evercore, Inc., Class A	21,029	2,102,269
	Everest Re Group Ltd.	17,492	4,571,534
*	EZCORP, Inc., Class A	91,227	733,465
	FactSet Research Systems, Inc.	3,846	1,652,549
#	Farmers & Merchants Bancorp, Inc.	2,553	78,249
	Farmers National Banc Corp.	15,024	213,341
	FB Financial Corp.	47,861	2,050,844
	Federal Agricultural Mortgage Corp., Class A	987	104,444
	Federal Agricultural Mortgage Corp., Class C	13,008	1,434,652
#	Federated Hermes, Inc.	61,326	2,091,830
*	FFBW, Inc.	2,066	24,916
	Fidelity D&D Bancorp, Inc.	50	2,035
	Fidelity National Financial, Inc.	191,995	7,672,120
	Fifth Third Bancorp	219,351	7,484,256
	Financial Institutions, Inc.	11,169	296,090
	Finward Bancorp	303	11,356
	First American Financial Corp.	109,129	6,329,482
	First BanCorp	224,091	3,381,533
	First BanCorp	33,135	1,255,154
	First Bancorp, Inc.	10,347	312,531
	First Bancshares, Inc.	4,666	135,314
	First Bank	10,678	160,811
	First Busey Corp.	48,612	1,198,286
	First Business Financial Services, Inc.	8,680	290,346
	First Capital, Inc.	2,700	83,133
	First Citizens BancShares, Inc., Class A	11,143	8,431,685
	First Commonwealth Financial Corp.	91,713	1,359,187
	First Community Bankshares, Inc.	17,730	568,778
	First Community Corp.	8,626	157,425
	First Financial Bancorp	76,850	1,716,829
	First Financial Bankshares, Inc.	69,371	3,064,811
	First Financial Corp.	13,801	644,783
	First Financial Northwest, Inc.	19,410	299,302
	First Foundation, Inc.	45,820	953,972
#	First Guaranty Bancshares, Inc.	425	10,549
	First Hawaiian, Inc.	10,800	275,292
	First Horizon Corp.	432,866	9,678,884
	First Internet Bancorp	7,590	269,066
	First Interstate BancSystem, Inc., Class A	74,699	3,046,225
	First Merchants Corp.	56,233	2,335,356
	First Mid Bancshares, Inc.	3,878	145,696
	First Northwest Bancorp	8,648	144,422
	First of Long Island Corp.	21,178	385,440
	First Republic Bank	19,561	3,182,770
	First Savings Financial Group, Inc.	6,504	154,795
*	First Seacoast Bancorp	984	10,302
	First U.S. Bancshares, Inc.	1,708	16,858
	First United Corp.	7,908	142,502
*	First Western Financial, Inc.	622	17,410
	FirstCash Holdings, Inc.	41,450	3,036,627
	Flagstar Bancorp, Inc.	43,958	1,811,070
	Flushing Financial Corp.	39,237	847,127
	FNB Corp.	287,757	3,441,574
#	FNCB Bancorp, Inc.	587	4,608
	Franklin Financial Services Corp.	401	13,016
#	Franklin Resources, Inc.	104,456	2,867,317
	FS Bancorp, Inc.	6,378	191,659

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fulton Financial Corp.	140,591	$2,346,464
*	FVCBankcorp, Inc.	4,482	85,830
#	GAMCO Investors, Inc., Class A	4,141	85,884
*	Genworth Financial, Inc., Class A	135,563	576,143
	German American Bancorp, Inc.	28,444	1,076,321
	Glacier Bancorp, Inc.	82,727	4,143,795
	Global Indemnity Group LLC, Class A	16,069	429,042
	Globe Life, Inc.	46,681	4,702,177
	Goldman Sachs Group, Inc.	30,388	10,131,055
	Great Southern Bancorp, Inc.	12,597	780,258
*	Green Dot Corp., Class A	36,636	1,029,472
	Guaranty Bancshares, Inc.	2,945	110,055
	Hamilton Lane, Inc., Class A	6,988	528,083
	Hancock Whitney Corp.	71,063	3,468,585
	Hanmi Financial Corp.	28,183	712,184
	Hanover Insurance Group, Inc.	24,764	3,379,543
	HarborOne Bancorp, Inc.	14,730	213,585
	Hartford Financial Services Group, Inc.	139,081	8,966,552
	Hawthorn Bancshares, Inc.	7,024	178,831
	HBT Financial, Inc.	947	17,652
#	HCI Group, Inc.	19,871	1,360,567
	Heartland Financial USA, Inc.	43,020	1,931,598
#	Hennessy Advisors, Inc.	6,499	67,200
	Heritage Commerce Corp.	47,956	564,922
	Heritage Financial Corp.	29,911	778,284
	Heritage Insurance Holdings, Inc.	34,397	89,088
	Hilltop Holdings, Inc.	87,768	2,532,107
	Hingham Institution For Savings	1,835	532,168
	HMN Financial, Inc.	2,450	55,640
	Home Bancorp, Inc.	7,804	293,977
	Home BancShares, Inc.	137,523	3,245,543
	Home Federal Bancorp Inc of Louisiana	340	7,116
	HomeStreet, Inc.	23,834	888,770
	HomeTrust Bancshares, Inc.	9,675	233,555
	Hope Bancorp, Inc.	105,697	1,589,683
	Horace Mann Educators Corp.	34,565	1,183,851
	Horizon Bancorp, Inc.	35,726	681,295
	Houlihan Lokey, Inc.	25,633	2,167,526
	Huntington Bancshares, Inc.	468,169	6,221,966
*	HV Bancorp, Inc.	1,247	26,424
#	IF Bancorp, Inc.	779	13,484
	Independent Bank Corp.	49,292	4,130,670
	Independent Bank Corp.	20,166	423,083
#	Independent Bank Group, Inc.	35,445	2,506,670
	Interactive Brokers Group, Inc., Class A	4,012	235,464
	Intercontinental Exchange, Inc.	30,481	3,108,757
	International Bancshares Corp.	67,107	2,943,313
	Invesco Ltd.	171,277	3,038,454
	Investar Holding Corp.	8,770	192,502
	Investors Title Co.	2,106	313,794
	James River Group Holdings Ltd.	41,607	988,582
#	Janus Henderson Group PLC	96,620	2,489,897
	Jefferies Financial Group, Inc.	147,940	4,818,406
	JPMorgan Chase & Co.	273,311	31,529,157
#	Kearny Financial Corp.	69,851	817,955
	Kemper Corp.	69,177	3,237,484
	Kentucky First Federal Bancorp	2,320	17,864
	KeyCorp	240,599	4,402,962
	Kingstone Cos., Inc.	8,547	30,513

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kinsale Capital Group, Inc.	4,708	$1,145,033
	KKR & Co., Inc.	55,029	3,051,908
	Lake Shore Bancorp, Inc.	802	11,188
	Lakeland Bancorp, Inc.	59,844	952,716
	Lakeland Financial Corp.	25,757	2,003,895
	Landmark Bancorp, Inc.	4,589	113,945
	Lazard Ltd., Class A	61,762	2,326,575
	LCNB Corp.	11,830	183,365
*	LendingClub Corp.	57,279	793,314
*	LendingTree, Inc.	4,475	203,971
	Limestone Bancorp, Inc.	1,669	34,215
	Lincoln National Corp.	91,251	4,684,826
	Live Oak Bancshares, Inc.	36,024	1,355,943
	Loews Corp.	70,740	4,120,605
	LPL Financial Holdings, Inc.	21,192	4,448,625
	Luther Burbank Corp.	900	11,871
	M&T Bank Corp.	67,444	11,967,938
	Macatawa Bank Corp.	32,331	300,678
	Magyar Bancorp, Inc.	2,407	28,812
#*	Maiden Holdings Ltd.	72,795	149,958
	MainStreet Bancshares, Inc.	828	19,582
*	Malvern Bancorp, Inc.	7,168	113,254
*	Markel Corp.	4,430	5,746,330
	MarketAxess Holdings, Inc.	531	143,784
	Marsh & McLennan Cos., Inc.	7,935	1,301,023
#*	MBIA, Inc.	180,080	2,265,406
	Mercantile Bank Corp.	14,578	516,644
	Merchants Bancorp	6,597	174,557
	Mercury General Corp.	45,463	1,906,264
	Meta Financial Group, Inc.	34,832	1,174,535
	MetLife, Inc.	54,614	3,454,335
	Metrocity Bankshares, Inc.	690	14,290
*	Metropolitan Bank Holding Corp.	3,116	216,188
	MGIC Investment Corp.	70,927	1,002,908
	Mid Penn Bancorp, Inc.	1,913	54,865
	Middlefield Banc Corp.	5,786	151,072
	Midland States Bancorp, Inc.	6,782	177,688
*	Midwest Holding, Inc.	919	11,010
	MidWestOne Financial Group, Inc.	9,912	309,354
	Moelis & Co., Class A	38,797	1,807,164
	Morgan Stanley	152,000	12,813,600
	Morningstar, Inc.	6,136	1,566,828
*	Mr Cooper Group, Inc.	74,750	3,367,487
	MSCI, Inc.	4,997	2,405,256
#	MVB Financial Corp.	8,380	272,350
	Nasdaq, Inc.	19,031	3,442,708
	National Bank Holdings Corp., Class A	38,269	1,592,756
	National Bankshares, Inc.	4,963	157,079
	National Western Life Group, Inc., Class A	3,710	749,420
	Navient Corp.	149,752	2,466,415
	NBT Bancorp, Inc.	49,907	2,023,230
	Nelnet, Inc., Class A	29,960	2,848,896
#	New York Community Bancorp, Inc.	230,792	2,451,011
*	NI Holdings, Inc.	12,427	184,417
*	Nicholas Financial, Inc.	8,010	78,818
*	Nicolet Bankshares, Inc.	5,686	454,766
*	NMI Holdings, Inc., Class A	70,691	1,338,888
#	Northeast Bank	2,442	97,192
	Northern Trust Corp.	85,297	8,510,935

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	50,866	$748,748
	Northrim BanCorp, Inc.	7,507	312,667
	Northwest Bancshares, Inc.	107,921	1,551,904
	Norwood Financial Corp.	2,461	63,961
#	Oak Valley Bancorp	4,505	81,495
	OceanFirst Financial Corp.	49,664	1,021,092
	Oconee Federal Financial Corp.	1,780	36,935
*	Ocwen Financial Corp.	2,750	94,325
	OFG Bancorp	48,458	1,331,141
	Ohio Valley Banc Corp.	2,002	56,697
	Old National Bancorp	262,716	4,573,886
	Old Point Financial Corp.	4,109	100,219
	Old Republic International Corp.	241,850	5,627,849
	Old Second Bancorp, Inc.	14,324	201,252
	OneMain Holdings, Inc.	94,130	3,501,636
	OP Bancorp	1,093	12,351
	Oppenheimer Holdings, Inc., Class A	9,819	329,820
	Origin Bancorp, Inc.	8,427	362,951
	Orrstown Financial Services, Inc.	9,962	258,215
	Pacific Premier Bancorp, Inc.	79,983	2,690,628
	PacWest Bancorp	92,427	2,590,729
*	Palomar Holdings, Inc.	10,732	669,355
#	Park National Corp.	14,712	1,906,087
#	Parke Bancorp, Inc.	11,518	252,820
	Pathfinder Bancorp, Inc.	1,218	23,690
	PCB Bancorp	2,869	55,286
	PCSB Financial Corp.	7,544	147,033
	Peapack-Gladstone Financial Corp.	15,604	509,627
	Penns Woods Bancorp, Inc.	7,925	176,014
	PennyMac Financial Services, Inc.	1,097	60,105
	Peoples Bancorp of North Carolina, Inc.	3,626	97,721
	Peoples Bancorp, Inc.	24,720	764,342
	Peoples Financial Services Corp.	557	29,655
	Pinnacle Financial Partners, Inc.	60,315	4,770,916
#*	Pioneer Bancorp, Inc.	1,483	14,400
	Piper Sandler Cos.	16,627	2,098,327
	PJT Partners, Inc., Class A	9,227	659,546
	Plumas Bancorp	5,164	160,600
	PNC Financial Services Group, Inc.	31,663	5,254,158
#*	Ponce Financial Group, Inc.	1,442	13,483
	Popular, Inc.	80,189	6,228,280
*	PRA Group, Inc.	36,491	1,453,801
#	Preferred Bank	14,520	1,055,604
	Premier Financial Corp.	31,324	892,108
	Primerica, Inc.	32,455	4,176,634
#	Primis Financial Corp.	13,019	176,407
	Principal Financial Group, Inc.	72,212	4,833,871
	ProAssurance Corp.	44,363	981,753
*	Professional Holding Corp., Class A	2,977	66,834
*	PROG Holdings, Inc.	72,727	1,339,631
	Progressive Corp.	32,917	3,787,430
	Prosperity Bancshares, Inc.	79,051	5,856,889
	Provident Bancorp, Inc.	15,467	234,170
	Provident Financial Holdings, Inc.	7,891	114,814
	Provident Financial Services, Inc.	63,825	1,554,777
	Prudential Financial, Inc.	45,810	4,580,542
	Pzena Investment Management, Inc., Class A	5,580	52,619
	QCR Holdings, Inc.	17,892	1,060,817
	Radian Group, Inc.	118,291	2,646,170

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Randolph Bancorp, Inc.	4,141	$109,902
	Raymond James Financial, Inc.	39,549	3,894,390
	RBB Bancorp	2,547	58,097
	Red River Bancshares, Inc.	255	13,987
	Regional Management Corp.	18,076	741,116
	Regions Financial Corp.	256,883	5,440,782
	Reinsurance Group of America, Inc.	30,108	3,485,904
	RenaissanceRe Holdings Ltd.	33,797	4,370,290
	Renasant Corp.	47,151	1,574,843
	Republic Bancorp, Inc., Class A	15,725	705,109
#*	Republic First Bancorp, Inc.	69,641	252,100
*	Rhinebeck Bancorp, Inc.	1,151	10,704
	Richmond Mutual BanCorp, Inc.	1,001	13,914
	Riverview Bancorp, Inc.	17,817	131,133
	RLI Corp.	28,361	3,119,143
	S&P Global, Inc.	11,333	4,271,748
	S&T Bancorp, Inc.	34,330	1,062,170
#*	Safeguard Scientifics, Inc.	9,010	38,022
	Safety Insurance Group, Inc.	13,745	1,189,630
	Salisbury Bancorp, Inc.	2,634	61,293
	Sandy Spring Bancorp, Inc.	42,419	1,751,905
	SB Financial Group, Inc.	4,664	79,801
	Seacoast Banking Corp. of Florida	41,918	1,499,826
*	Security National Financial Corp., Class A	8,928	69,371
	SEI Investments Co.	55,511	3,073,089
	Selective Insurance Group, Inc.	61,846	4,815,330
#	ServisFirst Bancshares, Inc.	43,676	3,732,114
	Shore Bancshares, Inc.	15,868	311,013
	Sierra Bancorp	20,052	450,167
	Signature Bank	24,726	4,588,404
	Silvercrest Asset Management Group, Inc., Class A	7,061	125,686
	Simmons First National Corp., Class A	91,067	2,162,841
*	SiriusPoint Ltd.	116,124	508,623
	SLM Corp.	282,090	4,400,604
	SmartFinancial, Inc.	2,623	68,854
	Sound Financial Bancorp, Inc.	1,602	62,013
	South Plains Financial, Inc.	828	21,876
	South State Corp.	74,428	6,309,262
*	Southern First Bancshares, Inc.	8,205	367,174
	Southern Missouri Bancorp, Inc.	3,699	199,524
	Southside Bancshares, Inc.	36,678	1,464,919
	State Street Corp.	97,744	6,943,734
*	Sterling Bancorp, Inc.	2,300	14,398
	Stewart Information Services Corp.	21,871	1,195,250
	Stifel Financial Corp.	103,447	6,187,165
#	Stock Yards Bancorp, Inc.	28,793	1,991,036
*	StoneX Group, Inc.	15,702	1,368,115
	Summit Financial Group, Inc.	4,130	126,006
	Summit State Bank	4,662	71,562
*	SVB Financial Group	14,355	5,792,960
	Synchrony Financial	207,888	6,960,090
	Synovus Financial Corp.	121,400	4,902,132
	T Rowe Price Group, Inc.	26,566	3,280,104
	Territorial Bancorp, Inc.	6,135	137,424
*	Texas Capital Bancshares, Inc.	41,358	2,424,406
	TFS Financial Corp.	46,620	682,983
	Timberland Bancorp, Inc.	8,054	206,585
	Tiptree, Inc.	69,777	775,222
	Tompkins Financial Corp.	18,337	1,414,700

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Towne Bank	64,511	$1,926,944
	Tradeweb Markets, Inc., Class A	7,876	555,416
	Travelers Cos., Inc.	43,395	6,886,786
*	Trean Insurance Group, Inc.	5,100	26,316
	TriCo Bancshares	34,001	1,625,248
*	Triumph Bancorp, Inc.	21,957	1,595,176
	Truist Financial Corp.	85,027	4,291,313
#*	Trupanion, Inc.	3,699	233,148
	TrustCo Bank Corp. NY	22,901	768,558
	Trustmark Corp.	61,441	1,994,989
	U.S. Bancorp	110,257	5,204,130
	U.S. Global Investors, Inc., Class A	3,303	13,840
	UMB Financial Corp.	39,371	3,563,075
	Umpqua Holdings Corp.	180,544	3,179,380
	Union Bankshares, Inc.	2,000	50,240
#	United Bancorp, Inc.	1,000	15,310
	United Bancshares, Inc.	2,040	47,328
	United Bankshares, Inc.	145,029	5,618,423
	United Community Banks, Inc.	59,636	2,029,413
	United Fire Group, Inc.	26,736	877,743
	United Insurance Holdings Corp.	2,431	2,698
#	United Security Bancshares	16,748	123,182
	Unity Bancorp, Inc.	6,471	181,317
	Universal Insurance Holdings, Inc.	58,636	741,745
	Univest Financial Corp.	27,246	679,515
	Unum Group	128,011	4,120,674
	Valley National Bancorp	290,252	3,393,046
#	Value Line, Inc.	3,433	297,950
*	Velocity Financial, Inc.	981	11,605
	Veritex Holdings, Inc.	40,314	1,247,315
#	Victory Capital Holdings, Inc., Class A	2,999	82,982
	Virtu Financial, Inc., Class A	53,831	1,255,877
	Virtus Investment Partners, Inc.	8,380	1,728,962
#	Voya Financial, Inc.	87,328	5,253,652
	Walker & Dunlop, Inc.	35,100	3,953,664
	Washington Federal, Inc.	73,039	2,492,821
	Washington Trust Bancorp, Inc.	13,407	735,776
	Waterstone Financial, Inc.	23,194	432,568
	Webster Financial Corp.	144,019	6,689,683
	Wells Fargo & Co.	282,921	12,411,744
	WesBanco, Inc.	56,508	1,928,053
	West BanCorp, Inc.	20,480	532,685
	Westamerica BanCorp	25,665	1,540,157
	Western Alliance Bancorp	65,872	5,031,303
	Western New England Bancorp, Inc.	33,957	298,822
	White Mountains Insurance Group Ltd.	2,746	3,403,475
	Willis Towers Watson PLC	21,807	4,512,741
	Wintrust Financial Corp.	47,223	4,063,067
#	WisdomTree Investments, Inc.	110,462	574,402
#*	World Acceptance Corp.	9,717	1,076,401
	WR Berkley Corp.	87,784	5,489,134
	WSFS Financial Corp.	63,826	3,045,777
#	WVS Financial Corp.	1,627	23,762
	Zions Bancorp NA	108,744	5,931,985
TOTAL FINANCIALS			978,804,995
HEALTH CARE — (10.3%)
	Abbott Laboratories	64,235	6,991,337
	AbbVie, Inc.	9,721	1,395,061

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ABIOMED, Inc.	2,059	$603,308
*	Acadia Healthcare Co., Inc.	83,721	6,941,308
#*	ACADIA Pharmaceuticals, Inc.	37,168	545,998
#*	Accuray, Inc.	40,100	84,210
#††	Achillion Pharmaceuticals, Inc.	196,899	285,504
*	Actinium Pharmaceuticals, Inc.	4,846	23,891
#*	Adaptive Biotechnologies Corp.	18,762	171,860
*	Addus HomeCare Corp.	12,182	1,130,611
#*	Affimed NV	106	300
	Agilent Technologies, Inc.	12,036	1,614,028
*	Agios Pharmaceuticals, Inc.	15,603	336,557
*	AIkido Pharma, Inc.	1,877	10,924
#*	Albireo Pharma, Inc.	13,520	281,081
*	Aldeyra Therapeutics, Inc.	59,230	298,519
*	Align Technology, Inc.	2,744	770,982
*	Alkermes PLC	66,773	1,709,389
#*	Allakos, Inc.	3,259	10,527
#*	Allogene Therapeutics, Inc.	66,967	869,232
*	Allscripts Healthcare Solutions, Inc.	123,295	1,950,527
*	Alnylam Pharmaceuticals, Inc.	3,691	524,270
#*	Alpine Immune Sciences, Inc.	5,080	40,386
#*	ALX Oncology Holdings, Inc.	3,024	29,272
*	Amedisys, Inc.	7,815	936,628
*	American Well Corp., Class A	72,527	282,855
	AmerisourceBergen Corp.	8,850	1,291,480
*	AMN Healthcare Services, Inc.	42,883	4,821,764
*	Amneal Pharmaceuticals, Inc.	3,401	12,040
*	Amphastar Pharmaceuticals, Inc.	52,423	1,960,096
#*	AnaptysBio, Inc.	14,596	305,640
*	AngioDynamics, Inc.	45,956	1,042,742
#*	ANI Pharmaceuticals, Inc.	12,019	411,651
*	Anika Therapeutics, Inc.	11,206	261,772
#*	Anixa Biosciences, Inc.	3,476	13,070
#*	Annexon, Inc.	6,937	34,754
	Anthem, Inc.	15,836	7,555,356
#*	Apollo Medical Holdings, Inc.	14,102	747,829
*	Apyx Medical Corp.	12,837	121,438
#*	Arcturus Therapeutics Holdings, Inc.	5,991	105,142
#*	Arcus Biosciences, Inc.	36,061	958,862
*	Arcutis Biotherapeutics, Inc.	7,546	183,066
*	Artivion, Inc.	36,426	713,950
*	Astria Therapeutics, Inc.	5,811	23,825
#*	Atara Biotherapeutics, Inc.	2,999	9,087
#*	Atreca, Inc., Class A	4,875	9,604
*	AtriCure, Inc.	16,790	829,594
	Atrion Corp.	1,718	1,161,196
*	Avanos Medical, Inc.	53,806	1,526,476
*	Avantor, Inc.	38,978	1,131,142
#*	Avid Bioservices, Inc.	4,100	80,565
*	Avidity Biosciences, Inc.	2,837	46,215
*	Axcella Health, Inc.	7,611	14,004
*	AxoGen, Inc.	24,022	223,885
#*	Axonics, Inc.	20,962	1,359,805
	Azenta, Inc.	24,735	1,688,411
	Baxter International, Inc.	32,257	1,892,196
	Becton Dickinson & Co.	9,587	2,342,200
*	Biogen, Inc.	8,875	1,908,657
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,178	172,012
*	BioMarin Pharmaceutical, Inc.	6,298	541,943

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Bio-Path Holdings, Inc.	705	$2,510
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,419,202
	Bio-Techne Corp.	2,070	797,530
#*	Bioventus, Inc., Class A	35	297
*	Black Diamond Therapeutics, Inc.	6,153	21,535
*	Blueprint Medicines Corp.	29,384	1,500,347
#*	Bolt Biotherapeutics, Inc.	6,005	13,031
*	Boston Scientific Corp.	41,667	1,710,430
	Bristol-Myers Squibb Co.	141,192	10,417,146
*	Brookdale Senior Living, Inc.	165,535	797,879
	Bruker Corp.	22,783	1,561,775
#*	Cara Therapeutics, Inc.	9,340	81,632
	Cardinal Health, Inc.	48,115	2,865,729
*	CareCloud, Inc.	2,414	10,428
*	CareDx, Inc.	5,218	124,136
#*	Castle Biosciences, Inc.	6,832	191,023
*	Catalent, Inc.	20,477	2,315,949
*	Catalyst Pharmaceuticals, Inc.	64,975	665,344
#*	Celldex Therapeutics, Inc.	10,192	313,098
*	Centene Corp.	65,402	6,080,424
*	Champions Oncology, Inc.	1,072	9,284
*	Change Healthcare, Inc.	27,608	670,046
*	Charles River Laboratories International, Inc.	5,075	1,271,490
	Chemed Corp.	4,093	1,969,101
#*	Chimerix, Inc.	99,671	218,279
*	Chinook Therapeutics, Inc.	19,190	355,207
	Cigna Corp.	32,953	9,073,938
*	Codexis, Inc.	12,849	88,144
#*	Collegium Pharmaceutical, Inc.	28,965	497,908
*	Community Health Systems, Inc.	38,093	113,517
*	Computer Programs & Systems, Inc.	9,900	334,224
#*	Concert Pharmaceuticals, Inc.	7,181	40,214
	CONMED Corp.	15,145	1,478,606
#††	Contra Aduro Biotech, Inc.	740	1,207
#»††	Contra Zogenix, Inc.	30,421	20,686
	Cooper Cos., Inc.	3,932	1,285,764
*	Corcept Therapeutics, Inc.	67,943	1,947,246
*	CorVel Corp.	12,788	2,108,613
*	Covetrus, Inc.	98,210	2,039,822
#*	Crinetics Pharmaceuticals, Inc.	5,504	105,732
#*	CRISPR Therapeutics AG	50,923	3,819,225
*	Cross Country Healthcare, Inc.	39,131	1,031,493
*	Cue Biopharma, Inc.	29,943	81,445
*	Cumberland Pharmaceuticals, Inc.	23,548	52,983
#*	Cutera, Inc.	8,986	417,130
	CVS Health Corp.	118,113	11,301,052
*	Cymabay Therapeutics, Inc.	3,502	10,961
*	CytoSorbents Corp.	4,088	9,321
	Danaher Corp.	31,151	9,079,582
*	DarioHealth Corp.	12,097	73,913
*	DaVita, Inc.	30,177	2,539,696
*	Decibel Therapeutics, Inc.	5,274	24,313
*	Deciphera Pharmaceuticals, Inc.	9,341	118,537
#*	Denali Therapeutics, Inc.	37,551	1,277,485
	DENTSPLY SIRONA, Inc.	59,357	2,146,349
*	Design Therapeutics, Inc.	200	3,924
*	Dyne Therapeutics, Inc.	2,513	26,361
*	Eagle Pharmaceuticals, Inc.	14,078	558,897
#*	Editas Medicine, Inc.	32,381	515,182

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Eiger BioPharmaceuticals, Inc.	2,700	$23,463
*	Elanco Animal Health, Inc.	151,430	3,067,972
*††	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	32,472
*	Eledon Pharmaceuticals, Inc.	4,111	12,374
#*	Embecta Corp.	1,917	56,417
*	Emergent BioSolutions, Inc.	49,185	1,703,768
*	Enanta Pharmaceuticals, Inc.	17,953	990,108
	Encompass Health Corp.	45,243	2,290,201
	Enhabit, Inc.	22,621	396,094
*	Enovis Corp.	37,506	2,239,858
	Ensign Group, Inc.	59,945	4,777,017
*	Envista Holdings Corp.	100,488	4,084,837
#*	enVVeno Medical Corp.	343	1,814
*	Enzo Biochem, Inc.	40,669	96,386
*	Equillium, Inc.	4,661	10,301
#*	Evolent Health, Inc., Class A	75,979	2,582,526
#*	Exact Sciences Corp.	9,431	425,338
*	Exagen, Inc.	7,187	53,112
*	Exelixis, Inc.	165,120	3,454,310
#*	FibroGen, Inc.	34,910	439,168
*	FONAR Corp.	7,435	107,807
*	Forma Therapeutics Holdings, Inc.	20,717	171,537
*	Fulgent Genetics, Inc.	15,463	923,914
#*	G1 Therapeutics, Inc.	21,397	178,237
*	Gain Therapeutics, Inc.	4,143	16,489
*	Generation Bio Co.	4,900	31,262
	Gilead Sciences, Inc.	71,697	4,283,896
*	Glaukos Corp.	21,724	1,169,837
#*	Global Blood Therapeutics, Inc.	3,203	104,802
*	Globus Medical, Inc., Class A	32,209	1,890,346
*	Great Elm Group, Inc.	14,407	30,111
*	Haemonetics Corp.	30,970	2,152,105
#*	Halozyme Therapeutics, Inc.	27,932	1,365,875
*	Hanger, Inc.	17,350	322,189
*	Harvard Bioscience, Inc.	43,252	162,628
*	HealthEquity, Inc.	58,397	3,396,953
*	HealthStream, Inc.	25,797	620,676
*	Heat Biologics, Inc.	4,145	9,616
*	Henry Schein, Inc.	33,422	2,634,656
#*	Heska Corp.	5,897	539,517
*	Hologic, Inc.	36,504	2,605,655
*	Homology Medicines, Inc.	5,222	11,227
*	Horizon Therapeutics PLC	24,532	2,035,420
	Humana, Inc.	9,303	4,484,046
*	Icad, Inc.	3,000	11,190
*	ICU Medical, Inc.	8,599	1,523,485
#*	Ideaya Biosciences, Inc.	6,440	96,085
*	Illumina, Inc.	2,200	476,696
*	ImmuCell Corp.	474	4,162
*	ImmunoGen, Inc.	5,762	27,312
*	ImmunoPrecise Antibodies Ltd.	2,801	11,848
*	Immunovant, Inc.	7,012	28,889
*	Incyte Corp.	7,515	583,765
*	InfuSystem Holdings, Inc.	10,768	105,203
#*	Innoviva, Inc.	77,934	1,117,574
*	Inogen, Inc.	2,141	59,563
#*	Insmed, Inc.	15,151	335,140
*	Insulet Corp.	1,544	382,603

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	32,664	$2,282,887
*	Integra LifeSciences Holdings Corp.	38,640	2,126,746
*	Intellia Therapeutics, Inc.	28,727	1,860,360
*	Intra-Cellular Therapies, Inc.	35,412	1,916,497
*	Intuitive Surgical, Inc.	2,106	484,738
*	Ionis Pharmaceuticals, Inc.	10,672	400,840
*	Iovance Biotherapeutics, Inc.	83,572	973,614
*	IQVIA Holdings, Inc.	7,513	1,805,148
#	iRadimed Corp.	3,451	145,805
*	IRIDEX Corp.	1,305	3,928
#*	Ironwood Pharmaceuticals, Inc.	125,097	1,432,361
*	IVERIC bio, Inc.	45,990	491,633
*	Jazz Pharmaceuticals PLC	38,917	6,073,387
	Johnson & Johnson	105,798	18,463,867
*	KalVista Pharmaceuticals, Inc.	7,800	96,330
*	Kewaunee Scientific Corp.	2,037	37,603
*	Kezar Life Sciences, Inc.	20,577	201,037
*	Krystal Biotech, Inc.	13,343	968,435
#*	Kura Oncology, Inc.	52,845	809,057
#*	Kymera Therapeutics, Inc.	5,728	126,188
	Laboratory Corp. of America Holdings	22,412	5,876,202
#*	Lantern Pharma, Inc.	1,402	7,192
*	Lantheus Holdings, Inc.	41,656	3,195,848
#	LeMaitre Vascular, Inc.	23,483	1,182,369
*	LENSAR, Inc.	38,325	241,064
*	LHC Group, Inc.	21,394	3,488,506
*	Ligand Pharmaceuticals, Inc.	15,044	1,384,499
*	LivaNova PLC	31,766	2,022,541
*	Lucira Health, Inc.	4,133	12,936
#*	MacroGenics, Inc.	34,760	108,799
*	Madrigal Pharmaceuticals, Inc.	5,336	335,208
*	Masimo Corp.	5,582	807,046
	McKesson Corp.	13,906	4,750,011
*	MEDNAX, Inc.	91,580	2,075,203
*	Medpace Holdings, Inc.	11,051	1,873,476
	Medtronic PLC	57,439	5,314,256
	Merck & Co., Inc.	111,689	9,978,295
#*	Meridian Bioscience, Inc.	39,436	1,248,544
*	Merit Medical Systems, Inc.	36,353	2,089,570
*	Merrimack Pharmaceuticals, Inc.	9,794	49,851
*	Mersana Therapeutics, Inc.	13,525	68,572
#	Mesa Laboratories, Inc.	1,131	241,186
*	Microbot Medical, Inc.	2,205	10,915
#*	Mirati Therapeutics, Inc.	5,457	351,431
*	Moderna, Inc.	28,451	4,668,525
*	ModivCare, Inc.	22,606	2,256,079
*	Molina Healthcare, Inc.	9,555	3,131,365
#*	Morphic Holding, Inc.	1,549	41,002
*	Myriad Genetics, Inc.	78,179	2,062,362
*	NanoViricides, Inc.	1,100	2,002
	National HealthCare Corp.	14,187	1,007,703
	National Research Corp.	17,603	667,154
#*	Nektar Therapeutics	95,063	376,449
#*	Neogen Corp.	41,419	958,021
*	Neurocrine Biosciences, Inc.	2,879	271,000
*	NextCure, Inc.	9,735	41,860
*	NextGen Healthcare, Inc.	49,485	847,183
#*	NGM Biopharmaceuticals, Inc.	16,918	244,973
*	Novocure Ltd.	1,600	108,784

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Nurix Therapeutics, Inc.	9,953	$158,850
*	NuVasive, Inc.	37,518	1,970,445
*	Nuvation Bio, Inc.	62,529	172,580
#*	Ocular Therapeutix, Inc.	100	448
#*	Olema Pharmaceuticals, Inc.	14,079	70,677
*	Omnicell, Inc.	8,662	953,859
#*	OPKO Health, Inc.	256,626	605,637
#*	OptimizeRx Corp.	2,470	55,501
*	Option Care Health, Inc.	68,345	2,296,392
*	OraSure Technologies, Inc.	74,393	227,643
*	Organogenesis Holdings, Inc.	36,498	209,499
	Organon & Co.	41,688	1,322,343
*	Organovo Holdings, Inc.	1,111	3,266
*	Orgenesis, Inc.	1,540	2,864
#*	OrthoPediatrics Corp.	14,198	670,855
*	Otonomy, Inc.	16,218	23,192
#*	Ovid therapeutics, Inc.	6,016	12,333
	Owens & Minor, Inc.	58,527	2,072,441
*	Pacira BioSciences, Inc.	21,070	1,191,719
	Patterson Cos., Inc.	73,369	2,278,841
#*††	PDL BioPharma, Inc.	418,608	1,017,217
*	Pennant Group, Inc.	27,637	368,678
*	Penumbra, Inc.	1,533	213,670
	PerkinElmer, Inc.	22,583	3,459,038
	Perrigo Co. PLC	100,225	4,196,421
#*	PetIQ, Inc.	10,035	164,574
	Pfizer, Inc.	355,215	17,941,910
	Phibro Animal Health Corp., Class A	17,177	336,154
*	Phreesia, Inc.	23,133	543,394
#*	PMV Pharmaceuticals, Inc.	37,483	560,371
*	Portage Biotech, Inc.	5	51
	Premier, Inc., Class A	89,034	3,424,248
*	Prestige Consumer Healthcare, Inc.	44,176	2,664,255
*	Processa Pharmaceuticals, Inc.	3,000	9,090
*	Pro-Dex, Inc.	800	12,800
*	Protagonist Therapeutics, Inc.	4,095	40,745
#*	Prothena Corp. PLC	45,310	1,407,329
	Psychemedics Corp.	1,189	7,503
#*	Pulmonx Corp.	29,137	496,494
*	Quanterix Corp.	2,733	43,701
	Quest Diagnostics, Inc.	24,047	3,284,099
*	QuidelOrtho Corp.	32,071	3,272,525
*	R1 RCM, Inc.	52,453	1,311,325
*	RadNet, Inc.	36,336	747,431
#*	RAPT Therapeutics, Inc.	8,756	161,286
*	Regeneron Pharmaceuticals, Inc.	4,878	2,837,484
*	REGENXBIO, Inc.	34,767	1,090,641
*	Regulus Therapeutics, Inc.	5,500	8,855
#*	Relay Therapeutics, Inc.	45,796	871,040
#*	Repligen Corp.	5,096	1,087,283
#*	Replimune Group, Inc.	26,067	502,572
	ResMed, Inc.	9,930	2,388,364
*	Retractable Technologies, Inc.	4,686	22,212
#*	REVOLUTION Medicines, Inc.	41,457	936,514
#*	Rhythm Pharmaceuticals, Inc.	3,356	42,286
#*	Rigel Pharmaceuticals, Inc.	44,600	53,074
	Royalty Pharma PLC, Class A	17,638	767,077
#*	Sage Therapeutics, Inc.	3,688	126,904
*	Sangamo Therapeutics, Inc.	97,617	418,777

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Sarepta Therapeutics, Inc.	1,206	$112,098
*	Satsuma Pharmaceuticals, Inc.	1,823	8,258
*	Schrodinger, Inc.	21,993	688,381
*	scPharmaceuticals, Inc.	2,070	10,391
*	SCYNEXIS, Inc.	4,930	11,388
*	Seagen, Inc.	6,155	1,107,777
*	SeaSpine Holdings Corp.	20,136	119,608
#*	Seer, Inc.	22,335	201,015
	Select Medical Holdings Corp.	139,776	4,140,165
*	Shattuck Labs, Inc.	10,509	40,039
#*	Shockwave Medical, Inc.	2,657	560,441
#	SIGA Technologies, Inc.	6,123	105,254
*	Silverback Therapeutics, Inc.	2,866	14,789
#	Simulations Plus, Inc.	1,697	108,863
#*	Sotera Health Co.	7,459	143,213
#*	SpringWorks Therapeutics, Inc.	5,621	167,955
*	STAAR Surgical Co.	4,852	391,556
#*	Standard BioTools, Inc.	52,629	76,312
	STERIS PLC	11,494	2,593,621
*	Stoke Therapeutics, Inc.	1,998	29,550
	Stryker Corp.	5,109	1,097,158
*	Supernus Pharmaceuticals, Inc.	50,130	1,591,627
*	Surgery Partners, Inc.	34,579	1,361,721
*	Surmodics, Inc.	16,171	562,751
#*	Sutro Biopharma, Inc.	5,700	33,345
#*	Syndax Pharmaceuticals, Inc.	50,133	1,021,209
*	Syneos Health, Inc.	68,802	5,444,990
*	Talaris Therapeutics, Inc.	1,935	8,611
*	Tandem Diabetes Care, Inc.	1,410	93,356
*	Tarsus Pharmaceuticals, Inc.	2,611	39,217
*	TCR2 Therapeutics, Inc.	11,658	37,072
	Teleflex, Inc.	4,431	1,065,478
*	Tenet Healthcare Corp.	35,047	2,317,308
	Thermo Fisher Scientific, Inc.	16,144	9,660,731
#*	TransMedics Group, Inc.	7,864	317,548
#*	Travere Therapeutics, Inc.	34,101	802,738
*	Turning Point Therapeutics, Inc.	8,489	636,505
	U.S. Physical Therapy, Inc.	10,127	1,314,282
#*	UFP Technologies, Inc.	6,922	557,359
*	Ultragenyx Pharmaceutical, Inc.	18,349	977,635
*	United Therapeutics Corp.	35,102	8,111,019
	UnitedHealth Group, Inc.	36,788	19,951,604
	Universal Health Services, Inc., Class B	54,414	6,119,943
	Utah Medical Products, Inc.	3,795	346,635
*	Vanda Pharmaceuticals, Inc.	43,674	470,806
#*	Varex Imaging Corp.	48,002	1,069,965
*	Vaxcyte, Inc.	13,879	320,327
*	Veeva Systems, Inc., Class A	2,094	468,177
#*	Veracyte, Inc.	23,449	617,647
*	Verastem, Inc.	9,291	9,941
*	Vericel Corp.	3,500	113,890
*	Vertex Pharmaceuticals, Inc.	11,459	3,213,218
	Viatris, Inc.	317,545	3,077,011
*	Viking Therapeutics, Inc.	8,393	25,263
*	Viracta Therapeutics, Inc.	2,315	7,686
*	Waters Corp.	4,673	1,701,112
*	Werewolf Therapeutics, Inc.	6,217	28,350
	West Pharmaceutical Services, Inc.	7,074	2,430,343
*	XBiotech, Inc.	1,910	9,875

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Xencor, Inc.	38,376	$1,101,007
*	XOMA Corp.	579	13,606
#*	Y-mAbs Therapeutics, Inc.	12,456	194,189
	Zimmer Biomet Holdings, Inc.	25,363	2,799,822
#*	Zimvie, Inc.	2,536	49,249
TOTAL HEALTH CARE			479,753,428
INDUSTRIALS — (16.1%)
	3M Co.	18,089	2,591,068
	AAON, Inc.	29,333	1,764,967
*	AAR Corp.	37,673	1,677,579
	ABM Industries, Inc.	90,093	4,039,770
	ACCO Brands Corp.	119,212	854,750
	Acme United Corp.	1,921	55,325
	Acuity Brands, Inc.	25,213	4,598,851
	Advanced Drainage Systems, Inc.	19,953	2,366,426
	AECOM	88,156	6,347,232
#*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,480,348
*	AeroVironment, Inc.	16,292	1,411,539
	AGCO Corp.	39,893	4,345,146
	Air Lease Corp.	132,982	4,934,962
*	Air Transport Services Group, Inc.	52,744	1,652,997
	Alamo Group, Inc.	11,635	1,505,685
*	Alaska Air Group, Inc.	56,002	2,482,569
	Albany International Corp., Class A	27,180	2,480,719
*	Allegiant Travel Co.	12,311	1,419,581
	Allegion PLC	10,433	1,102,768
	Allied Motion Technologies, Inc.	23,454	631,851
	Allison Transmission Holdings, Inc.	58,512	2,449,897
#*	Alpha Pro Tech Ltd.	2,600	12,662
	Altra Industrial Motion Corp.	40,409	1,686,268
	AMERCO	13,857	7,442,318
#*	Ameresco, Inc., Class A	28,526	1,632,258
#*	American Airlines Group, Inc.	35,363	484,827
*	American Woodmark Corp.	14,852	745,867
	AMETEK, Inc.	27,671	3,417,369
	AO Smith Corp.	39,705	2,512,135
*	API Group Corp.	86,444	1,530,923
	Apogee Enterprises, Inc.	22,486	935,642
	Applied Industrial Technologies, Inc.	30,817	3,099,882
	ARC Document Solutions, Inc.	4,156	11,678
	ArcBest Corp.	27,286	2,417,540
	Arcosa, Inc.	40,664	2,096,636
	Argan, Inc.	18,178	675,494
	Armstrong World Industries, Inc.	27,329	2,441,846
*	ASGN, Inc.	47,186	4,896,019
	Astec Industries, Inc.	24,868	1,221,765
*	Astronics Corp.	13,897	155,924
#*	Astronics Corp., Class B	13,763	147,952
*	Atkore, Inc.	44,248	4,392,499
*	Atlas Air Worldwide Holdings, Inc.	28,276	2,140,776
#*	Avis Budget Group, Inc.	12,298	2,238,605
*	Axon Enterprise, Inc.	7,691	847,471
*	AZEK Co., Inc.	58,487	1,209,511
	AZZ, Inc.	25,830	1,098,808
*	Babcock & Wilcox Enterprises, Inc.	16,318	129,891
	Barnes Group, Inc.	45,004	1,522,035
	Barrett Business Services, Inc.	5,321	434,140
*	Beacon Roofing Supply, Inc.	66,745	4,006,035

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	BGSF, Inc.	3,024	$39,342
#*	Blue Bird Corp.	590	6,584
*	BlueLinx Holdings, Inc.	5,116	409,280
	Boise Cascade Co.	43,747	3,093,350
	Booz Allen Hamilton Holding Corp., Class A	25,522	2,449,602
	Brady Corp., Class A	44,173	2,113,678
*	BrightView Holdings, Inc.	3,230	42,442
	Brink's Co.	18,815	1,071,326
*	Builders FirstSource, Inc.	197,853	13,454,004
	BWX Technologies, Inc.	55,793	3,162,347
*	CACI International, Inc., Class A	20,394	6,164,902
	Carlisle Cos., Inc.	11,532	3,414,625
	Carrier Global Corp.	54,682	2,216,261
*	Casella Waste Systems, Inc., Class A	33,003	2,671,593
	Caterpillar, Inc.	27,146	5,381,695
*	CBIZ, Inc.	56,917	2,596,554
*	CECO Environmental Corp.	33,179	257,137
	CH Robinson Worldwide, Inc.	20,305	2,247,764
*	Charah Solutions, Inc.	2,461	12,084
#*	Chart Industries, Inc.	18,219	3,554,345
	Chicago Rivet & Machine Co.	855	23,940
*	Cimpress PLC	8,368	336,310
	Cintas Corp.	3,517	1,496,448
*	CIRCOR International, Inc.	13,738	239,179
*	Civeo Corp.	744	22,074
#*	Clarivate PLC	161,632	2,342,048
*	Clean Harbors, Inc.	56,739	5,537,159
	Columbus McKinnon Corp.	21,255	703,541
	Comfort Systems USA, Inc.	38,125	4,028,288
*	Commercial Vehicle Group, Inc.	5,644	43,459
	CompX International, Inc.	2,522	57,376
#*	Concrete Pumping Holdings, Inc.	4,934	32,219
*	Construction Partners, Inc., Class A	12,662	301,102
#*	Copa Holdings SA, Class A	23,297	1,566,024
*	Copart, Inc.	25,142	3,220,690
	Costamare, Inc.	95,989	1,125,951
*	CoStar Group, Inc.	19,470	1,413,327
#	Covenant Logistics Group, Inc.	10,927	365,727
*	CPI Aerostructures, Inc.	7,398	8,730
	CRA International, Inc.	12,547	1,242,278
	Crane Holdings Co.	31,638	3,129,947
	CSW Industrials, Inc.	16,758	2,002,078
	CSX Corp.	119,497	3,863,338
	Cummins, Inc.	19,861	4,395,438
	Curtiss-Wright Corp.	32,696	4,689,914
#*	Daseke, Inc.	12,863	107,792
	Deere & Co.	19,219	6,595,576
*	Delta Air Lines, Inc.	20,897	664,525
	Deluxe Corp.	19,976	502,197
*	DLH Holdings Corp.	3,701	65,693
	Donaldson Co., Inc.	42,805	2,329,020
	Douglas Dynamics, Inc.	38,123	1,214,599
	Dover Corp.	16,701	2,232,590
*	Ducommun, Inc.	10,974	519,509
*	Dun & Bradstreet Holdings, Inc.	82,584	1,301,524
*	DXP Enterprises, Inc.	15,816	537,744
*	Dycom Industries, Inc.	31,668	3,266,871
#	Eagle Bulk Shipping, Inc.	5,909	312,763
#	Eastern Co.	5,972	123,023

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Eaton Corp. PLC	26,007	$3,859,179
	EMCOR Group, Inc.	39,828	4,634,784
	Emerson Electric Co.	28,913	2,604,194
	Encore Wire Corp.	18,399	2,547,710
*	Energy Recovery, Inc.	24,223	538,477
	Enerpac Tool Group Corp.	54,226	1,100,788
	EnerSys	35,677	2,351,471
	Ennis, Inc.	24,744	540,656
	EnPro Industries, Inc.	24,193	2,261,562
	Equifax, Inc.	7,143	1,492,244
	Esab Corp.	37,506	1,545,997
	ESCO Technologies, Inc.	24,130	1,871,282
#*	Espey Manufacturing & Electronics Corp.	3,027	40,743
*	EVI Industries, Inc.	1,100	8,976
*	Evoqua Water Technologies Corp.	57,972	2,209,313
	Expeditors International of Washington, Inc.	13,129	1,394,956
	Exponent, Inc.	23,078	2,319,108
	Fastenal Co.	45,796	2,352,083
	Federal Signal Corp.	61,545	2,555,348
	FedEx Corp.	24,567	5,726,322
	Flowserve Corp.	61,562	2,083,258
#*	Fluor Corp.	62,332	1,583,856
*	Forrester Research, Inc.	15,901	739,237
	Fortive Corp.	51,486	3,318,273
	Fortune Brands Home & Security, Inc.	25,464	1,774,332
	Forward Air Corp.	28,548	2,995,542
*	Franklin Covey Co.	22,877	1,197,153
	Franklin Electric Co., Inc.	42,569	3,866,117
#*	Frontier Group Holdings, Inc.	47,686	690,493
*	FTI Consulting, Inc.	28,901	4,727,048
*	Gates Industrial Corp. PLC	54,936	675,713
	GATX Corp.	33,088	3,317,072
#	Genco Shipping & Trading Ltd.	24,437	471,145
*	Gencor Industries, Inc.	12,690	125,758
*	Generac Holdings, Inc.	6,608	1,772,926
	General Dynamics Corp.	15,911	3,606,546
	General Electric Co.	1,790	132,299
*	Gibraltar Industries, Inc.	29,728	1,390,973
	Global Industrial Co.	34,554	1,235,306
*	GMS, Inc.	38,466	2,041,391
#	Gorman-Rupp Co.	32,981	1,012,517
	Graco, Inc.	32,541	2,185,454
	GrafTech International Ltd.	18,104	139,401
#	Graham Corp.	10,619	75,926
	Granite Construction, Inc.	39,159	1,170,854
*	Great Lakes Dredge & Dock Corp.	83,978	1,085,836
#	Greenbrier Cos., Inc.	27,955	889,528
	Griffon Corp.	49,908	1,497,739
*	GXO Logistics, Inc.	23,874	1,145,952
	H&E Equipment Services, Inc.	46,830	1,674,173
*	Harsco Corp.	35,838	172,381
#*	Hawaiian Holdings, Inc.	45,463	680,126
#*	Hayward Holdings, Inc.	29,090	339,480
	Healthcare Services Group, Inc.	28,610	410,267
	Heartland Express, Inc.	84,964	1,349,228
	HEICO Corp.	3,400	536,214
	HEICO Corp., Class A	5,443	694,962
	Heidrick & Struggles International, Inc.	21,913	682,371
	Helios Technologies, Inc.	31,722	2,183,108

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Herc Holdings, Inc.	27,075	$3,357,842
*	Heritage-Crystal Clean, Inc.	21,338	716,103
#*	Hertz Global Holdings, Inc.	82,342	1,763,766
	Hexcel Corp.	42,016	2,542,388
#*	Hill International, Inc.	54,863	95,462
	Hillenbrand, Inc.	40,968	1,892,722
	HireQuest, Inc.	1,551	23,187
	HNI Corp.	35,814	1,264,950
	Honeywell International, Inc.	22,922	4,411,568
	Howmet Aerospace, Inc.	52,078	1,933,656
*	Hub Group, Inc., Class A	29,119	2,224,692
	Hubbell, Inc.	17,431	3,817,738
*	Hudson Global, Inc.	5,895	166,180
*	Hudson Technologies, Inc.	27,496	244,989
	Huntington Ingalls Industries, Inc.	17,118	3,711,867
	Hurco Cos., Inc.	12,670	320,931
*	Huron Consulting Group, Inc.	33,674	2,259,525
	Hyster-Yale Materials Handling, Inc.	15,011	519,230
*	IAA, Inc.	19,724	744,187
	ICF International, Inc.	19,317	1,822,559
	IDEX Corp.	6,614	1,380,673
*	IES Holdings, Inc.	17,706	584,298
#*	Infrastructure & Energy Alternatives, Inc.	4,065	57,398
	Ingersoll Rand, Inc.	56,370	2,807,226
*	Innovative Solutions & Support, Inc.	14,202	99,840
	Insperity, Inc.	11,619	1,275,069
	Insteel Industries, Inc.	24,067	753,297
	Interface, Inc.	51,995	753,408
	ITT, Inc.	57,568	4,319,327
	Jacobs Engineering Group, Inc.	10,283	1,411,856
	JB Hunt Transport Services, Inc.	18,022	3,302,892
*	JELD-WEN Holding, Inc.	87,621	1,557,901
*	JetBlue Airways Corp.	275,177	2,316,990
	John Bean Technologies Corp.	14,925	1,676,227
	Johnson Controls International PLC	115,116	6,205,904
	Kadant, Inc.	11,594	2,363,437
	Kaman Corp.	25,148	774,055
*	KAR Auction Services, Inc.	65,443	1,119,075
#*	Karat Packaging, Inc.	300	5,709
	KBR, Inc.	114,290	6,083,657
	Kelly Services, Inc., Class A	33,203	719,841
	Kennametal, Inc.	73,646	1,977,395
	Kforce, Inc.	35,869	2,361,974
	Kimball International, Inc., Class B	51,132	418,771
*	Kirby Corp.	50,715	3,217,360
	Knight-Swift Transportation Holdings, Inc.	138,261	7,597,442
	Korn Ferry	47,339	3,101,178
*	Kratos Defense & Security Solutions, Inc.	94,618	1,361,553
	L3Harris Technologies, Inc.	14,341	3,441,410
	Landstar System, Inc.	13,883	2,173,800
*	Lawson Products, Inc.	12,319	611,022
*	LB Foster Co., Class A	9,119	133,320
	Leidos Holdings, Inc.	26,625	2,848,875
	Lennox International, Inc.	4,245	1,016,805
*	Limbach Holdings, Inc.	3,003	16,066
	Lincoln Electric Holdings, Inc.	20,015	2,830,922
	Lindsay Corp.	9,330	1,436,447
	Lockheed Martin Corp.	2,444	1,011,352
*	LS Starrett Co., Class A	5,375	37,571

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	LSI Industries, Inc.	25,235	$152,672
	Luxfer Holdings PLC	1,224	20,000
*	Manitex International, Inc.	17,056	106,600
*	Manitowoc Co., Inc.	29,316	335,082
	ManpowerGroup, Inc.	51,785	4,060,462
	ManTech International Corp., Class A	27,777	2,661,592
	Marten Transport Ltd.	90,946	1,960,796
	Masco Corp.	25,301	1,401,169
*	Masonite International Corp.	25,598	2,330,186
#*	MasTec, Inc.	59,916	4,729,170
*	Mastech Digital, Inc.	1,982	29,373
*	Matrix Service Co.	16,482	91,310
	Matson, Inc.	44,826	4,109,199
	Matthews International Corp., Class A	31,613	883,583
	Maxar Technologies, Inc.	46,586	1,280,183
	McGrath RentCorp	30,219	2,549,275
	MDU Resources Group, Inc.	167,375	4,781,904
*	Mercury Systems, Inc.	32,705	1,929,922
*	Meritor, Inc.	62,978	2,293,659
*	Middleby Corp.	10,556	1,527,348
	Miller Industries, Inc.	11,666	280,334
	MillerKnoll, Inc.	63,500	1,911,985
#*	Monitronics International, Inc.	707	354
*	Montrose Environmental Group, Inc.	8,198	328,904
	Moog, Inc., Class A	25,777	2,207,542
*	MRC Global, Inc.	73,670	856,045
	MSA Safety, Inc.	14,013	1,798,428
	MSC Industrial Direct Co., Inc., Class A	24,221	2,002,108
	Mueller Industries, Inc.	57,072	3,842,658
	Mueller Water Products, Inc., Class A	152,949	1,991,396
*	MYR Group, Inc.	19,225	1,830,797
	National Presto Industries, Inc.	6,460	459,952
	Nielsen Holdings PLC	134,090	3,211,456
	NL Industries, Inc.	34,694	323,695
*	NN, Inc.	30,941	89,729
	Nordson Corp.	8,764	2,024,396
	Norfolk Southern Corp.	13,284	3,336,542
	Northrop Grumman Corp.	11,034	5,284,183
#*	Northwest Pipe Co.	9,135	286,382
*	NOW, Inc.	100,867	1,115,589
*	NV5 Global, Inc.	9,540	1,293,624
	nVent Electric PLC	84,713	2,991,216
	Old Dominion Freight Line, Inc.	15,489	4,701,066
#	Omega Flex, Inc.	4,638	533,324
*	Orion Energy Systems, Inc.	2,002	4,244
*	Orion Group Holdings, Inc.	32,630	87,448
	Oshkosh Corp.	55,655	4,791,896
	Otis Worldwide Corp.	27,948	2,184,695
	Owens Corning	95,238	8,832,372
*	P&F Industries, Inc., Class A	2,014	11,077
	PACCAR, Inc.	58,647	5,367,373
*	PAM Transportation Services, Inc.	30,280	1,083,418
	Pangaea Logistics Solutions Ltd.	21,529	109,367
#	Park Aerospace Corp.	20,075	244,915
	Parker-Hannifin Corp.	17,069	4,934,477
	Park-Ohio Holdings Corp.	9,177	162,892
#*	Parsons Corp.	31,968	1,381,977
	Patriot Transportation Holding, Inc.	2,586	19,447
	Pentair PLC	72,189	3,529,320

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Performant Financial Corp.	4,578	$11,857
*	Perma-Fix Environmental Services, Inc.	2,877	15,162
*	Perma-Pipe International Holdings, Inc.	5,730	53,060
*	PGT Innovations, Inc.	55,173	1,208,289
	Pitney Bowes, Inc.	60,327	197,269
#*	Plug Power, Inc.	22,272	475,284
#	Powell Industries, Inc.	19,632	470,383
	Preformed Line Products Co.	3,704	221,499
	Primoris Services Corp.	51,587	1,205,072
*	Proto Labs, Inc.	15,031	734,866
	Quanex Building Products Corp.	37,808	930,455
	Quanta Services, Inc.	30,297	4,203,103
*	Radiant Logistics, Inc.	42,567	308,611
	Raytheon Technologies Corp.	115,471	10,763,052
*	RBC Bearings, Inc.	15,134	3,571,624
*	RCM Technologies, Inc.	3,727	66,415
	Regal Rexnord Corp.	65,957	8,858,025
	Republic Services, Inc.	15,538	2,154,499
*	Resideo Technologies, Inc.	78,705	1,771,650
	Resources Connection, Inc.	28,110	603,241
#	REV Group, Inc.	6,724	78,267
	Robert Half International, Inc.	28,346	2,243,302
	Rockwell Automation, Inc.	1,280	326,758
	Rollins, Inc.	21,642	834,732
	Rush Enterprises, Inc., Class A	45,034	2,170,188
#	Rush Enterprises, Inc., Class B	11,409	618,938
	Ryder System, Inc.	45,181	3,538,576
*	Saia, Inc.	15,315	3,642,673
	Schneider National, Inc., Class B	71,340	1,807,042
	Science Applications International Corp.	28,065	2,718,657
	Sensata Technologies Holding PLC	61,847	2,750,336
*	Servotronics, Inc.	1,499	16,654
	Shyft Group, Inc.	38,885	1,008,677
*	SIFCO Industries, Inc.	4,888	15,642
	Simpson Manufacturing Co., Inc.	46,415	4,793,741
*	SiteOne Landscape Supply, Inc.	14,317	1,994,788
*	SkyWest, Inc.	43,889	1,059,919
	Snap-on, Inc.	17,573	3,937,231
*	Southwest Airlines Co.	65,450	2,494,954
*	SP Plus Corp.	30,383	1,040,922
*	Spirit Airlines, Inc.	80,700	1,998,939
*	SPX Corp.	43,739	2,586,287
	Standex International Corp.	13,043	1,266,214
	Stanley Black & Decker, Inc.	24,168	2,352,271
	Steelcase, Inc., Class A	81,207	903,834
*	Stericycle, Inc.	69,959	3,278,978
*	Sterling Construction Co., Inc.	24,499	629,869
#*	Sunrun, Inc.	150,841	4,930,992
	Tecnoglass, Inc.	10,263	229,994
	Tennant Co.	18,934	1,269,146
	Terex Corp.	58,736	1,968,243
	Tetra Tech, Inc.	18,531	2,840,246
#	Textainer Group Holdings Ltd.	41,930	1,424,362
	Textron, Inc.	48,981	3,215,113
*	Thermon Group Holdings, Inc.	29,002	451,561
	Timken Co.	79,996	5,230,138
*	Titan International, Inc.	80,234	1,344,722
*	Titan Machinery, Inc.	21,056	592,305
	Toro Co.	22,800	1,960,572

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	TPI Composites, Inc.	6,726	$110,777
	Trane Technologies PLC	10,333	1,518,848
*	Transcat, Inc.	7,856	489,586
*	TransDigm Group, Inc.	3,542	2,204,328
	TransUnion	12,705	1,006,617
*	Trex Co., Inc.	18,744	1,209,363
*	TriNet Group, Inc.	28,219	2,328,068
	Trinity Industries, Inc.	101,146	2,624,739
	Triton International Ltd.	59,424	3,807,890
*	Triumph Group, Inc.	4,063	63,139
*	TrueBlue, Inc.	48,960	1,059,494
*	Tutor Perini Corp.	72,568	658,917
*	Twin Disc, Inc.	11,509	101,740
*	U.S. Xpress Enterprises, Inc., Class A	3,644	12,790
	UFP Industries, Inc.	65,346	6,025,555
*	Ultralife Corp.	19,266	86,312
	UniFirst Corp.	17,486	3,425,333
	Union Pacific Corp.	27,524	6,256,205
*	United Airlines Holdings, Inc.	42,396	1,558,053
*	United Rentals, Inc.	16,006	5,164,656
*	Univar Solutions, Inc.	79,577	2,151,762
	Universal Logistics Holdings, Inc.	26,011	781,631
*	USA Truck, Inc.	9,332	290,972
	Valmont Industries, Inc.	13,308	3,612,856
*	Vectrus, Inc.	12,884	428,264
	Verisk Analytics, Inc.	9,491	1,805,663
*	Veritiv Corp.	14,939	1,852,735
*	Viad Corp.	15,387	519,619
*	Vicor Corp.	10,138	739,668
*	Virco Mfg. Corp.	18,900	79,380
	VSE Corp.	8,785	368,531
	Wabash National Corp.	63,600	1,148,616
	Waste Management, Inc.	21,260	3,498,546
#	Watsco, Inc.	7,308	2,002,027
#»	Watsco, Inc., Class B	1,205	334,833
	Watts Water Technologies, Inc., Class A	25,609	3,537,371
	Werner Enterprises, Inc.	69,250	3,044,230
*	WESCO International, Inc.	50,302	6,430,608
	Westinghouse Air Brake Technologies Corp.	54,176	5,063,831
*	Willdan Group, Inc.	7,789	211,939
*	Willis Lease Finance Corp.	7,583	295,964
*	WillScot Mobile Mini Holdings Corp.	176,646	6,820,302
	Woodward, Inc.	29,442	3,082,577
	WW Grainger, Inc.	4,935	2,682,321
*	XPO Logistics, Inc.	23,874	1,426,233
	Xylem, Inc.	16,126	1,484,076
#*	Yellow Corp.	2,010	9,688
	Zurn Water Solutions Corp.	112,414	3,254,385
TOTAL INDUSTRIALS			751,458,110
INFORMATION TECHNOLOGY — (10.3%)
#*	3D Systems Corp.	90,644	1,036,967
	A10 Networks, Inc.	41,134	613,308
	Accenture PLC, Class A	10,298	3,153,865
*	ACI Worldwide, Inc.	95,582	2,726,954
#*	ACM Research, Inc., Class A	6,572	110,935
#	ADTRAN Holdings, Inc.	64,641	1,557,202
	Advanced Energy Industries, Inc.	34,564	3,093,132
*	Advanced Micro Devices, Inc.	39,436	3,725,519

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Agilysys, Inc.	22,325	$1,078,298
*	Airgain, Inc.	1,874	15,479
*	Akamai Technologies, Inc.	19,447	1,871,190
*	Alarm.com Holdings, Inc.	13,875	981,934
*	Alithya Group, Inc., Class A	10,105	23,140
#*	Alkami Technology, Inc.	7,544	105,012
*	Alpha & Omega Semiconductor Ltd.	28,159	1,182,960
*	Altair Engineering, Inc., Class A	4,241	249,837
*	Ambarella, Inc.	15,521	1,343,343
	Amdocs Ltd.	33,830	2,945,240
	American Software, Inc., Class A	29,205	522,185
	Amkor Technology, Inc.	308,829	6,229,081
	Amphenol Corp., Class A	24,798	1,912,670
*	Amtech Systems, Inc.	11,930	93,293
	Analog Devices, Inc.	30,360	5,220,706
*	ANSYS, Inc.	7,175	2,001,753
*	Appfolio, Inc., Class A	3,102	315,815
	Applied Materials, Inc.	21,561	2,285,035
*	Arista Networks, Inc.	27,538	3,211,757
*	Arlo Technologies, Inc.	71,690	503,981
*	Arrow Electronics, Inc.	63,192	8,099,319
*	Aspen Technology, Inc.	5,221	1,065,554
*	AstroNova, Inc.	7,311	87,366
	Autoscope Technologies Corp.	136	694
#*	Avalara, Inc.	1,852	161,902
#*	Avaya Holdings Corp.	86,083	77,354
*	Aviat Networks, Inc.	11,588	340,455
*	Avid Technology, Inc.	14,234	399,406
	Avnet, Inc.	82,723	3,959,950
*	Aware, Inc.	18,258	37,429
*	Axcelis Technologies, Inc.	29,321	2,062,146
*	AXT, Inc.	56,792	498,066
#	Badger Meter, Inc.	19,606	1,885,901
#	Bel Fuse, Inc., Class A	2,276	66,687
	Bel Fuse, Inc., Class B	9,131	225,810
	Belden, Inc.	36,035	2,332,185
	Benchmark Electronics, Inc.	31,438	804,184
#*	Bill.Com Holdings, Inc.	1,158	156,423
	BK Technologies Corp.	7,687	21,139
*	Black Knight, Inc.	20,752	1,362,991
*	Blackbaud, Inc.	21,312	1,306,852
#*	BM Technologies, Inc.	3,884	23,304
*	Box, Inc., Class A	31,556	897,453
	Broadcom, Inc.	2,409	1,289,971
	Broadridge Financial Solutions, Inc.	14,240	2,286,232
#*	CalAmp Corp.	24,744	116,544
*	Calix, Inc.	47,347	2,700,673
*	Cantaloupe, Inc.	7,057	42,836
	Cass Information Systems, Inc.	11,182	407,696
	CDW Corp.	10,144	1,841,440
*	Cerence, Inc.	26,039	733,519
*	CEVA, Inc.	15,224	566,790
*	ChannelAdvisor Corp.	3,913	57,678
*	Ciena Corp.	94,198	4,860,617
*	Cirrus Logic, Inc.	50,742	4,336,411
	Cisco Systems, Inc.	174,127	7,900,142
	Citrix Systems, Inc.	5,693	577,327
#*	Clearfield, Inc.	11,060	1,089,963
*	Coda Octopus Group, Inc.	423	2,098

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognex Corp.	10,076	$513,674
	Cognizant Technology Solutions Corp., Class A	32,673	2,220,457
*	Cognyte Software Ltd.	48,140	217,111
*	Cohu, Inc.	54,502	1,557,667
*	CommScope Holding Co., Inc.	80,827	729,868
*	CommVault Systems, Inc.	14,829	831,759
*	Computer Task Group, Inc.	17,123	149,141
	Comtech Telecommunications Corp.	35,263	409,756
	Concentrix Corp.	40,401	5,404,038
#*	Consensus Cloud Solutions, Inc.	10,746	580,606
*	CoreCard Corp.	1,025	24,416
	Corning, Inc.	147,666	5,428,202
*	CPI Card Group, Inc.	706	11,889
*	CPS Technologies Corp.	3,306	12,100
	CSG Systems International, Inc.	32,459	2,117,950
*	CSP, Inc.	2,269	18,152
	CTS Corp.	32,535	1,323,524
*	CVD Equipment Corp.	5,741	28,418
*	CyberOptics Corp.	7,973	324,262
	Dell Technologies, Inc., Class C	11,947	538,332
*	Digi International, Inc.	29,420	838,176
*	Diodes, Inc.	42,123	3,427,549
	Dolby Laboratories, Inc., Class A	28,306	2,190,884
*	DoubleVerify Holdings, Inc.	2,133	48,910
*	Dropbox, Inc., Class A	36,053	819,845
*	Duck Creek Technologies, Inc.	39,010	538,338
*	DXC Technology Co.	160,142	5,060,487
*	Dynatrace, Inc.	5,949	223,861
*	DZS, Inc.	15,843	296,898
#	Ebix, Inc.	32,434	767,388
*	eGain Corp.	9,200	81,512
*	Elastic NV	1,826	145,879
#*	EMCORE Corp.	28,502	91,206
*	Enphase Energy, Inc.	6,057	1,721,278
	Entegris, Inc.	21,376	2,349,222
*	Envestnet, Inc.	18,013	1,049,618
*	EPAM Systems, Inc.	4,374	1,527,620
*	ePlus, Inc.	23,210	1,289,780
*	Euronet Worldwide, Inc.	16,823	1,653,196
	EVERTEC, Inc.	49,972	1,948,408
*	Evo Payments, Inc., Class A	17,900	489,386
*	ExlService Holdings, Inc.	26,413	4,447,157
*	Extreme Networks, Inc.	51,584	674,719
*	F5, Inc.	12,726	2,129,823
*	Fabrinet	34,607	3,324,348
*	Fair Isaac Corp.	3,221	1,488,199
*	FARO Technologies, Inc.	17,054	554,596
	Fidelity National Information Services, Inc.	40,739	4,161,896
*	First Solar, Inc.	83,806	8,311,041
*	Fiserv, Inc.	33,526	3,543,028
*	Five9, Inc.	1,032	111,580
*	FleetCor Technologies, Inc.	8,593	1,891,233
*	Flex Ltd.	343,364	5,768,515
*	FormFactor, Inc.	71,695	2,549,474
*	Franklin Wireless Corp.	2,642	8,032
*	Frequency Electronics, Inc.	8,185	54,021
*	Gartner, Inc.	6,468	1,717,125
*	Genasys, Inc.	5,386	18,043
	Genpact Ltd.	71,848	3,454,452

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Global Payments, Inc.	42,138	$5,154,320
*	Globant SA	5,573	1,110,365
*	Grid Dynamics Holdings, Inc.	7,988	150,734
*	GSI Technology, Inc.	26,474	108,543
#*	Guidewire Software, Inc.	4,803	373,289
	Hackett Group, Inc.	40,314	845,385
*	Harmonic, Inc.	97,724	1,067,146
	Hewlett Packard Enterprise Co.	475,200	6,766,848
	HP, Inc.	82,578	2,757,279
*	HubSpot, Inc.	884	272,272
*	I3 Verticals, Inc., Class A	4,584	124,364
#*	IBEX Holdings Ltd.	801	14,466
*	Ichor Holdings Ltd.	23,898	747,051
*	Identiv, Inc.	2,416	32,713
#*	II-VI, Inc.	27,690	1,457,602
*	Immersion Corp.	8,488	47,957
#*	Infinera Corp.	100,505	658,308
	Information Services Group, Inc.	22,614	168,700
*	Innodata, Inc.	20,391	116,433
*	Insight Enterprises, Inc.	29,949	2,797,536
	Intel Corp.	498,460	18,099,083
#	InterDigital, Inc.	25,244	1,549,729
	International Business Machines Corp.	53,465	6,992,687
*	International Money Express, Inc.	6,409	154,072
*	inTEST Corp.	8,305	70,426
#*	Intevac, Inc.	5,171	24,924
	Intuit, Inc.	2,073	945,640
*	IPG Photonics Corp.	26,655	2,840,890
*	Issuer Direct Corp.	427	10,671
*	Iteris, Inc.	13,000	34,190
*	Itron, Inc.	42,172	2,462,845
	Jabil, Inc.	133,106	7,898,510
	Jack Henry & Associates, Inc.	15,914	3,306,452
#*	Jamf Holding Corp.	31,439	768,369
	Juniper Networks, Inc.	151,640	4,250,469
*	Key Tronic Corp.	10,062	50,411
*	Keysight Technologies, Inc.	20,470	3,328,422
*	Kimball Electronics, Inc.	21,065	463,430
	KLA Corp.	7,906	3,032,267
*	Knowles Corp.	89,195	1,761,601
#	Kulicke & Soffa Industries, Inc.	54,974	2,645,349
*	KVH Industries, Inc.	28,137	242,541
*	Kyndryl Holdings, Inc.	29,613	310,048
	Lam Research Corp.	785	392,900
*	Lantronix, Inc.	2,452	17,679
*	Lattice Semiconductor Corp.	13,421	825,392
*	LGL Group, Inc.	2,275	31,008
#*	Limelight Networks, Inc.	111,420	281,893
	Littelfuse, Inc.	11,638	3,245,489
*	LiveRamp Holdings, Inc.	65,003	1,729,730
#*	Lumentum Holdings, Inc.	35,588	3,219,290
*	Luna Innovations, Inc.	15,206	98,383
*	MACOM Technology Solutions Holdings, Inc., Class H	25,256	1,463,333
*	Magnachip Semiconductor Corp.	17,121	261,266
*	Mandiant, Inc.	148,522	3,383,331
*	Manhattan Associates, Inc.	9,196	1,293,601
	Marvell Technology, Inc.	50,922	2,835,337
	Maximus, Inc.	28,730	1,920,600
*	MaxLinear, Inc.	44,393	1,793,921

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	34,926	$1,440,348
	Microchip Technology, Inc.	24,136	1,662,005
	Micron Technology, Inc.	133,994	8,288,869
	Microsoft Corp.	13,572	3,810,203
#*	Mitek Systems, Inc.	11,273	122,650
	MKS Instruments, Inc.	27,718	3,276,268
#*	Model N, Inc.	9,982	250,748
*	MoneyGram International, Inc.	33,326	338,592
	Monolithic Power Systems, Inc.	3,143	1,460,615
	Motorola Solutions, Inc.	7,759	1,851,220
#*	N-Able, Inc.	33,899	332,888
#*	Napco Security Technologies, Inc.	36,440	935,050
	National Instruments Corp.	46,738	1,776,044
*	NCR Corp.	81,677	2,650,419
*	Neonode, Inc.	2,085	9,591
*	NeoPhotonics Corp.	44,265	707,797
	NetApp, Inc.	7,400	527,842
#*	NETGEAR, Inc.	26,375	679,948
*	NetScout Systems, Inc.	65,760	2,339,741
*	NetSol Technologies, Inc.	4,255	13,914
	Network-1 Technologies, Inc.	6,962	16,221
*	Nortech Systems, Inc.	1,040	11,076
	NortonLifeLock, Inc.	46,058	1,129,803
#*	Novanta, Inc.	17,573	2,709,757
	NVE Corp.	3,647	200,293
	NXP Semiconductors NV	3,694	679,253
*	Okta, Inc.	1,162	114,399
*	ON Semiconductor Corp.	77,943	5,205,034
*	ON24, Inc.	9,973	95,841
*	One Stop Systems, Inc.	2,647	10,323
*	OneSpan, Inc.	27,502	304,447
*	Onto Innovation, Inc.	49,456	4,117,212
*	Optical Cable Corp.	6,626	24,317
*	OSI Systems, Inc.	17,473	1,689,115
*	Palantir Technologies, Inc., Class A	15,291	158,262
*	Paya Holdings, Inc.	7,183	50,209
	Paychex, Inc.	19,959	2,560,341
*	Paycom Software, Inc.	2,951	975,276
*	Paylocity Holding Corp.	4,147	853,992
*	PayPal Holdings, Inc.	10,461	905,190
	PC Connection, Inc.	30,727	1,457,382
	PC-Tel, Inc.	16,219	74,770
*	PDF Solutions, Inc.	39,463	1,064,712
*	Perficient, Inc.	25,917	2,734,762
*	PFSweb, Inc.	15,667	170,927
*	Photronics, Inc.	89,745	2,136,828
#*	Ping Identity Holding Corp.	77,300	1,325,695
#*	Pixelworks, Inc.	12,025	27,778
*	Plexus Corp.	28,992	2,723,798
	Power Integrations, Inc.	44,136	3,752,001
*	Powerfleet, Inc.	2,020	5,555
	Progress Software Corp.	40,738	1,913,056
*	PTC, Inc.	10,254	1,265,139
*	Pure Storage, Inc., Class A	35,471	1,005,603
*	Qorvo, Inc.	17,211	1,791,149
*	Qualys, Inc.	13,938	1,704,896
#*	Rackspace Technology, Inc.	4,857	32,736
*	Rambus, Inc.	105,706	2,672,248
*	RF Industries Ltd.	7,730	53,028

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ribbon Communications, Inc.	126,074	$427,391
	Richardson Electronics Ltd.	12,056	188,435
*	Rimini Street, Inc.	4,654	32,671
*	Rogers Corp.	15,355	4,134,334
	Roper Technologies, Inc.	4,888	2,134,443
*	Sailpoint Technologies Holdings, Inc.	13,995	892,461
*	Salesforce, Inc.	19,686	3,622,618
*	Sanmina Corp.	55,177	2,540,901
	Sapiens International Corp. NV	17,236	453,479
*	ScanSource, Inc.	21,623	690,855
	Seagate Technology Holdings PLC	19,339	1,546,733
*	SecureWorks Corp., Class A	4,593	45,608
*	Semtech Corp.	35,522	2,214,086
*	Silicon Laboratories, Inc.	19,459	2,869,813
	Skyworks Solutions, Inc.	22,219	2,419,205
#*	SMART Global Holdings, Inc.	44,736	877,720
*	Socket Mobile, Inc.	3,342	9,424
*	SolarEdge Technologies, Inc.	2,609	939,579
	SolarWinds Corp.	64,789	693,890
*	Sono-Tek Corp.	1,661	8,637
*	Splunk, Inc.	2,848	295,936
*	SPS Commerce, Inc.	8,975	1,074,846
	SS&C Technologies Holdings, Inc.	30,416	1,799,715
*	StarTek, Inc.	22,597	72,310
*	Stratasys Ltd.	55,206	1,136,692
*	Sumo Logic, Inc.	25,862	175,086
*	Super Micro Computer, Inc.	40,553	2,190,268
#	Switch, Inc., Class A	22,449	759,001
*	Synaptics, Inc.	17,623	2,554,454
*	Synopsys, Inc.	5,946	2,185,155
	TD SYNNEX Corp.	51,134	5,134,876
	TE Connectivity Ltd.	21,510	2,876,532
*	Teledyne Technologies, Inc.	5,520	2,160,528
*	Telos Corp.	11,142	88,467
*	Teradata Corp.	58,701	2,247,661
	Teradyne, Inc.	19,994	2,017,195
*	TESSCO Technologies, Inc.	8,501	47,776
*	Trade Desk, Inc., Class A	8,822	396,990
*	TransAct Technologies, Inc.	8,099	36,446
*	Trimble, Inc.	20,017	1,389,780
	TTEC Holdings, Inc.	42,582	3,115,725
*	TTM Technologies, Inc.	92,807	1,255,679
#*	Tucows, Inc., Class A	1,590	73,569
*	Twilio, Inc., Class A	1,622	137,546
*	Tyler Technologies, Inc.	2,256	900,144
*	Ultra Clean Holdings, Inc.	38,967	1,309,291
*	Unisys Corp.	33,338	457,397
	Universal Display Corp.	5,611	647,846
*	Usio, Inc.	4,717	10,283
#*	Veeco Instruments, Inc.	45,597	994,015
*	Verint Systems, Inc.	46,840	2,139,183
*	VeriSign, Inc.	7,426	1,404,702
#*	Verra Mobility Corp.	98,841	1,629,888
#*	Viasat, Inc.	52,264	1,721,054
*	Viavi Solutions, Inc.	194,528	2,879,014
	Vishay Intertechnology, Inc.	131,816	2,723,319
*	Vishay Precision Group, Inc.	12,986	404,903
	VMware, Inc., Class A	943	109,577
	Vontier Corp.	59,654	1,539,073

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Wayside Technology Group, Inc.	4,672	$147,168
*	Western Digital Corp.	92,149	4,524,516
	Western Union Co.	14,373	244,628
*	WEX, Inc.	8,860	1,472,621
#*	Wolfspeed, Inc.	19,971	1,663,584
	Xerox Holdings Corp.	128,916	2,208,331
	Xperi Holding Corp.	90,559	1,517,769
*	Yext, Inc.	29,386	128,711
*	Zebra Technologies Corp., Class A	5,373	1,921,868
*	Zendesk, Inc.	1,720	129,722
TOTAL INFORMATION TECHNOLOGY			477,798,932
MATERIALS — (7.1%)
*	Advanced Emissions Solutions, Inc.	2,300	11,247
	AdvanSix, Inc.	25,151	988,183
	Air Products & Chemicals, Inc.	8,130	2,018,110
	Albemarle Corp.	10,037	2,452,139
	Alcoa Corp.	97,772	4,975,617
*	Allegheny Technologies, Inc.	107,690	2,680,404
	Alpha Metallurgical Resources, Inc.	9,144	1,250,533
	Amcor PLC	209,218	2,709,373
*	American Biltrite, Inc.	22	3,410
	American Vanguard Corp.	44,049	1,031,187
#*	Ampco-Pittsburgh Corp.	5,007	22,031
	AptarGroup, Inc.	33,783	3,640,456
*	Arconic Corp.	60,370	1,823,778
	Ashland Global Holdings, Inc.	46,949	4,716,966
*	Aspen Aerogels, Inc.	10,088	131,951
	Avery Dennison Corp.	13,122	2,499,216
	Avient Corp.	83,288	3,593,877
*	Axalta Coating Systems Ltd.	109,496	2,761,489
	Balchem Corp.	25,088	3,405,947
	Ball Corp.	25,400	1,864,868
*	Berry Global Group, Inc.	61,972	3,572,686
	Cabot Corp.	47,034	3,492,745
	Carpenter Technology Corp.	40,717	1,308,644
	Celanese Corp.	20,196	2,373,232
*	Century Aluminum Co.	85,701	676,181
	CF Industries Holdings, Inc.	57,803	5,519,608
	Chase Corp.	8,009	728,178
	Chemours Co.	116,970	4,162,962
*	Clearwater Paper Corp.	14,190	506,583
*	Cleveland-Cliffs, Inc.	289,487	5,126,815
	Commercial Metals Co.	98,249	3,892,625
	Compass Minerals International, Inc.	24,145	898,918
*	Core Molding Technologies, Inc.	11,901	129,245
	Corteva, Inc.	231,705	13,334,623
	Crown Holdings, Inc.	28,595	2,907,540
	Dow, Inc.	86,733	4,615,063
	DuPont de Nemours, Inc.	80,682	4,940,159
	Eagle Materials, Inc.	26,397	3,337,901
	Eastman Chemical Co.	22,670	2,174,733
	Ecolab, Inc.	9,334	1,541,697
	Ecovyst, Inc.	20,969	214,513
	Element Solutions, Inc.	246,475	4,870,346
*††	Ferroglobe PLC	30,997	190,632
	FMC Corp.	22,392	2,487,751
	Fortitude Gold Corp.	17,074	103,298
	Freeport-McMoRan, Inc.	127,751	4,030,544

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Friedman Industries, Inc.	9,833	$94,790
	FutureFuel Corp.	73,480	528,321
*	GCP Applied Technologies, Inc.	35,523	1,118,974
	Glatfelter Corp.	34,383	211,112
#	Gold Resource Corp.	32,874	57,858
	Graphic Packaging Holding Co.	252,443	5,616,857
	Greif, Inc., Class A	30,282	2,138,515
	Greif, Inc., Class B	9,363	653,725
	Hawkins, Inc.	19,412	771,627
#	Haynes International, Inc.	10,664	412,270
	HB Fuller Co.	44,273	2,842,327
	Hecla Mining Co.	538,529	2,439,536
	Huntsman Corp.	201,971	5,849,080
*	Ingevity Corp.	19,251	1,291,742
	Innospec, Inc.	23,208	2,367,216
	International Flavors & Fragrances, Inc.	36,778	4,562,311
	International Paper Co.	72,968	3,120,841
#*	Intrepid Potash, Inc.	9,378	427,637
	Kaiser Aluminum Corp.	20,040	1,518,431
	Koppers Holdings, Inc.	18,894	444,765
	Kronos Worldwide, Inc.	59,063	1,037,737
	Linde PLC	28,454	8,593,108
#*	Livent Corp.	51,804	1,289,402
	Louisiana-Pacific Corp.	65,945	4,196,080
*	LSB Industries, Inc.	15,664	216,320
	LyondellBasell Industries NV, Class A	81,722	7,283,065
	Martin Marietta Materials, Inc.	6,388	2,249,087
	Materion Corp.	19,349	1,585,457
	Mercer International, Inc.	55,417	884,455
	Minerals Technologies, Inc.	28,868	1,928,671
	Mosaic Co.	145,688	7,671,930
#*	MP Materials Corp.	4,747	159,357
	Myers Industries, Inc.	42,892	1,043,562
	NewMarket Corp.	3,889	1,208,701
	Newmont Corp.	251,092	11,369,446
	Northern Technologies International Corp.	7,510	83,736
	Nucor Corp.	188,942	25,658,324
*	O-I Glass, Inc.	152,791	2,247,556
	Olin Corp.	136,215	7,119,958
#	Olympic Steel, Inc.	12,040	357,949
	Orion Engineered Carbons SA	16,656	287,982
	Packaging Corp. of America	21,503	3,023,537
	PPG Industries, Inc.	17,778	2,298,518
#	Quaker Chemical Corp.	5,410	877,556
	Ramaco Resources, Inc.	24,731	290,342
*	Rayonier Advanced Materials, Inc.	105,806	374,553
	Reliance Steel & Aluminum Co.	62,227	11,838,687
*	Resolute Forest Products, Inc.	66,341	1,345,395
	Royal Gold, Inc.	9,767	1,023,289
	RPM International, Inc.	27,819	2,514,838
	Ryerson Holding Corp.	33,811	926,421
	Schnitzer Steel Industries, Inc., Class A	26,040	925,982
	Schweitzer-Mauduit International, Inc.	53,502	1,169,019
#	Scotts Miracle-Gro Co.	10,869	966,798
	Sealed Air Corp.	20,895	1,277,102
	Sensient Technologies Corp.	31,409	2,700,546
	Silgan Holdings, Inc.	40,498	1,802,161
	Sonoco Products Co.	56,204	3,568,392
#	Southern Copper Corp.	4,558	226,988

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	170,812	$13,302,839
	Stepan Co.	21,974	2,465,703
*	Summit Materials, Inc., Class A	99,144	2,727,451
	SunCoke Energy, Inc.	82,354	609,420
	Sylvamo Corp.	6,633	260,279
*	Synalloy Corp.	9,589	132,424
*	TimkenSteel Corp.	46,624	946,001
	Tredegar Corp.	58,826	616,496
	TriMas Corp.	44,003	1,302,489
	Trinseo PLC	36,973	1,322,524
	Tronox Holdings PLC, Class A	102,286	1,596,684
	U.S. Steel Corp.	164,257	3,884,678
	United States Lime & Minerals, Inc.	6,942	714,124
*	Universal Stainless & Alloy Products, Inc.	7,785	66,172
	Valvoline, Inc.	31,325	1,009,291
	Vulcan Materials Co.	15,682	2,592,705
	Warrior Met Coal, Inc.	42,685	1,362,932
	Westlake Corp.	72,184	7,026,391
	WestRock Co.	123,891	5,248,023
	Worthington Industries, Inc.	37,800	1,935,738
TOTAL MATERIALS			328,930,310
REAL ESTATE — (0.6%)
#*	AMREP Corp.	6,528	92,045
*	CBRE Group, Inc., Class A	40,033	3,427,626
*	CKX Lands, Inc.	465	5,138
#*	Compass, Inc., Class A	12,071	46,111
*	Cushman & Wakefield PLC	83,620	1,404,816
#	Douglas Elliman, Inc.	21,039	126,234
*	Forestar Group, Inc.	11,719	162,191
*	FRP Holdings, Inc.	9,320	549,880
#*	Howard Hughes Corp.	29,979	2,125,211
*	InterGroup Corp.	235	10,604
*	Jones Lang LaSalle, Inc.	36,319	6,924,944
	Kennedy-Wilson Holdings, Inc.	119,588	2,470,688
	Marcus & Millichap, Inc.	33,254	1,360,754
	Newmark Group, Inc., Class A	126,541	1,442,568
#*	Rafael Holdings, Inc., Class B	20,549	41,509
	RE/MAX Holdings, Inc., Class A	31,336	794,054
	RMR Group, Inc., Class A	9,755	282,017
	St. Joe Co.	54,167	2,276,097
*	Stratus Properties, Inc.	9,135	289,306
*	Tejon Ranch Co.	19,414	320,719
*	Zillow Group, Inc., Class A	4,894	171,290
#*	Zillow Group, Inc., Class C	40,401	1,409,187
TOTAL REAL ESTATE			25,732,989
UTILITIES — (1.2%)
	AES Corp.	54,711	1,215,678
	ALLETE, Inc.	9,015	559,561
	Alliant Energy Corp.	106	6,459
	American States Water Co.	11,069	964,885
#	Artesian Resources Corp., Class A	5,487	282,910
#	Atlantica Sustainable Infrastructure PLC	31,600	1,126,856
	Atmos Energy Corp.	12,134	1,472,946
	Avangrid, Inc.	9,028	439,934
	Avista Corp.	20,799	878,966
	Black Hills Corp.	8,173	630,956

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Brookfield Renewable Corp., Class A	18,351	$717,891
	California Water Service Group	16,250	976,300
	CenterPoint Energy, Inc.	6,565	208,045
	Chesapeake Utilities Corp.	7,116	975,817
	Clearway Energy, Inc., Class A	3,852	133,009
	Clearway Energy, Inc., Class C	14,450	542,453
	CMS Energy Corp.	17,300	1,189,029
	Consolidated Water Co. Ltd.	12,933	201,108
	Essential Utilities, Inc.	18,470	959,332
	Evergy, Inc.	22,911	1,563,905
	Eversource Energy	15,733	1,387,965
	Genie Energy Ltd., Class B	22,891	220,440
	Global Water Resources, Inc.	1,359	17,980
	Hawaiian Electric Industries, Inc.	20,043	847,819
	IDACORP, Inc.	5,746	641,943
	MGE Energy, Inc.	14,329	1,166,094
	Middlesex Water Co.	7,465	709,996
	National Fuel Gas Co.	11,930	863,016
	New Jersey Resources Corp.	80,193	3,704,115
	NiSource, Inc.	31,603	960,731
	Northwest Natural Holding Co.	10,249	550,064
#	NorthWestern Corp.	16,697	925,849
	NRG Energy, Inc.	141,392	5,337,548
	OGE Energy Corp.	16,299	669,563
	ONE Gas, Inc.	7,311	620,996
#	Ormat Technologies, Inc.	56,661	4,903,443
	Otter Tail Corp.	18,309	1,286,573
	Pinnacle West Capital Corp.	7,400	543,678
	PNM Resources, Inc.	20,489	989,004
	Portland General Electric Co.	15,008	770,511
*	Pure Cycle Corp.	2,900	30,624
#	RGC Resources, Inc.	1,634	33,023
	SJW Group	12,053	791,400
	South Jersey Industries, Inc.	31,150	1,067,822
	Southwest Gas Holdings, Inc.	7,654	665,592
	Spire, Inc.	7,217	543,007
#*	Sunnova Energy International, Inc.	69,718	1,814,062
	UGI Corp.	26,511	1,144,215
	Unitil Corp.	8,110	444,185
#	Via Renewables, Inc.	2,524	20,495
	Vistra Corp.	277,420	7,171,307
	WEC Energy Group, Inc.	6,451	669,678
	York Water Co.	7,798	335,236
TOTAL UTILITIES			56,894,014
TOTAL COMMON STOCKS			4,482,786,243
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	14,980	390,978
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	4,810	254,449

U.S. Vector Equity Portfolio
CONTINUED
	Shares	Value†

INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,437	$828,652
TOTAL PREFERRED STOCKS		1,474,079
TOTAL INVESTMENT SECURITIES (Cost $2,327,091,466)		4,484,260,322

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	35,027,889	35,027,889
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	11,837,953	136,929,607
TOTAL INVESTMENTS — (100.0%)
(Cost $2,499,046,457)^^			$4,656,217,818
As of July 31, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	177	09/16/22	$35,582,502	$36,581,475	$998,973
Total Futures Contracts			$35,582,502	$36,581,475	$998,973
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$266,443,341	$27,879	—	$266,471,220
Consumer Discretionary	466,128,626	31,102	—	466,159,728
Consumer Staples	229,388,397	74,347	—	229,462,744
Energy	421,319,773	—	—	421,319,773
Financials	978,736,043	68,952	—	978,804,995
Health Care	478,428,814	—	$1,324,614	479,753,428
Industrials	751,114,193	343,917	—	751,458,110
Information Technology	477,798,932	—	—	477,798,932
Materials	328,930,310	—	—	328,930,310
Real Estate	25,732,989	—	—	25,732,989
Utilities	56,894,014	—	—	56,894,014
Preferred Stocks
Communication Services	390,978	—	—	390,978
Consumer Discretionary	254,449	—	—	254,449
Industrials	828,652	—	—	828,652
Temporary Cash Investments	35,027,889	—	—	35,027,889
Securities Lending Collateral	—	136,929,607	—	136,929,607
Futures Contracts**	998,973	—	—	998,973
TOTAL	$4,518,416,373	$137,475,804	$1,324,614^	$4,657,216,791
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Vector Equity Portfolio
CONTINUED
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.1%)
COMMUNICATION SERVICES — (2.5%)
#*	Altice USA, Inc., Class A	328,907	$3,456,813
*	AMC Networks, Inc., Class A	151,626	4,627,626
*	Anterix, Inc.	94,279	4,194,473
	ATN International, Inc.	85,554	3,938,906
#*	Audacy, Inc., Class A	541,432	344,892
*	Ballantyne Strong, Inc.	100,043	285,123
*	Beasley Broadcast Group, Inc., Class A	68,349	86,803
#*	Boston Omaha Corp., Class A	77,172	1,882,997
#*	Bumble, Inc., Class A	23,477	890,248
#*	Cargurus, Inc.	477,293	11,593,447
#*	Cars.com, Inc.	449,200	5,282,592
#*	Cinemark Holdings, Inc.	275,007	5,040,878
	Cogent Communications Holdings, Inc.	340,475	21,725,710
#*	comScore, Inc.	231,921	466,161
*	Consolidated Communications Holdings, Inc.	480,283	3,169,868
#*»††	Contra Costa Communications	5,954	0
#*	Cumulus Media, Inc., Class A	45,026	357,506
#*	Daily Journal Corp.	1,718	464,375
#	DallasNews Corp.	6,230	40,993
#*	DHI Group, Inc.	268,956	1,315,195
#*	Dolphin Entertainment, Inc.	33,421	153,068
#*	EchoStar Corp., Class A	69,751	1,378,280
#*	Emerald Holding, Inc.	9,707	30,577
	Entravision Communications Corp., Class A	474,245	2,541,953
#*	EverQuote, Inc., Class A	127,247	1,329,731
#*	EW Scripps Co., Class A	471,904	6,729,351
*	Gaia, Inc.	71,183	282,597
#*	Gannett Co., Inc.	693,285	2,086,788
*	Gogo, Inc.	110,483	1,917,985
	Gray Television, Inc.	677,605	12,583,125
#	Gray Television, Inc., Class A	13,382	224,818
*	Hemisphere Media Group, Inc.	100,790	784,146
*	IDT Corp., Class B	249,385	6,491,492
*	iHeartMedia, Inc., Class A	157,021	1,174,517
*	IMAX Corp.	143,882	2,418,656
*	Insignia Systems, Inc.	7,998	70,142
*	Iridium Communications, Inc.	696,920	31,159,293
	John Wiley & Sons, Inc., Class A	286,011	14,935,494
#*	Lee Enterprises, Inc.	17,702	331,027
*	Liberty Latin America Ltd., Class A	136,266	1,004,280
*	Liberty Latin America Ltd., Class C	493,504	3,622,319
#*	Liberty Media Corp.-Liberty Braves, Class A	55,654	1,606,174
*	Liberty Media Corp.-Liberty Braves, Class C	146,412	4,051,220
#*	Lions Gate Entertainment Corp., Class A	394,134	3,452,614
*	Lions Gate Entertainment Corp., Class B	506,756	4,211,142
*	Madison Square Garden Entertainment Corp.	38,120	2,219,728
*	Madison Square Garden Sports Corp.	14,278	2,195,671
#*	Magnite, Inc.	92,276	704,989
#*	Marchex, Inc., Class B	81,442	162,884
#*	Marcus Corp.	123,776	2,033,640
	New York Times Co., Class A	174,110	5,562,815
#	Nexstar Media Group, Inc., Class A	289,770	54,583,975
*	Ooma, Inc.	104,210	1,243,225

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*»	Pegasus Cos., Inc.	34	$2,040
*	Playtika Holding Corp.	151,593	1,860,046
#*	PubMatic, Inc., Class A	21,384	354,761
*	QuinStreet, Inc.	350,041	3,762,941
#*	Reading International, Inc., Class A	101,234	471,750
#*»	Reading International, Inc., Class B	2,710	55,826
	Saga Communications, Inc., Class A	18,573	434,794
*	Salem Media Group, Inc.	22,720	49,302
#	Scholastic Corp.	169,844	7,994,557
*	Sciplay Corp., Class A	71,104	969,859
#	Shenandoah Telecommunications Co.	360,509	8,039,351
#	Shutterstock, Inc.	225,059	12,715,834
	Sinclair Broadcast Group, Inc., Class A	127,569	2,786,107
	Spok Holdings, Inc.	159,019	1,051,116
#*	TechTarget, Inc.	226,772	14,783,267
	TEGNA, Inc.	866,096	18,136,050
#	Telephone & Data Systems, Inc.	517,298	8,178,481
*	Telesat Corp.	24,826	301,388
#*	Thryv Holdings, Inc.	107,980	2,628,233
*	Townsquare Media, Inc., Class A	120,143	961,144
#*	Travelzoo	63,061	320,980
#*	TripAdvisor, Inc.	373,628	7,102,668
*	TrueCar, Inc.	455,978	1,171,863
*	U.S. Cellular Corp.	183,807	5,383,707
#*	Urban One, Inc.	22,104	77,585
*	Urban One, Inc.	21,285	107,064
*	WideOpenWest, Inc.	103,543	1,903,120
#	World Wrestling Entertainment, Inc., Class A	98,671	6,838,887
*	Yelp, Inc.	290,787	8,915,529
*	Zedge, Inc., Class B	25,739	71,040
#*	Ziff Davis, Inc.	261,156	21,386,065
TOTAL COMMUNICATION SERVICES			381,257,677
CONSUMER DISCRETIONARY — (11.2%)
#	Cheesecake Factory, Inc.	270,461	7,905,575
*	1-800-Flowers.com, Inc., Class A	270,072	2,692,618
#*	2U, Inc.	50,481	494,209
	Aaron's Co., Inc.	327,181	4,259,897
#*	Abercrombie & Fitch Co., Class A	379,953	6,766,963
#	Academy Sports & Outdoors, Inc.	213,575	9,190,132
#	Acushnet Holdings Corp.	123,046	5,996,032
*	Adient PLC	543,441	18,357,437
#	ADT, Inc.	194,397	1,419,098
#*	Adtalem Global Education, Inc.	310,006	12,431,241
	AMCON Distributing Co.	2,993	561,277
#*	American Axle & Manufacturing Holdings, Inc.	570,041	5,079,065
#	American Eagle Outfitters, Inc.	1,107,270	13,331,531
*	American Outdoor Brands, Inc.	140,067	1,106,529
*	American Public Education, Inc.	73,245	1,150,679
#*	America's Car-Mart, Inc.	64,209	6,650,126
#	Ark Restaurants Corp.	18,184	362,589
	Arko Corp.	59,196	540,459
#*	Asbury Automotive Group, Inc.	163,432	28,051,468
*	Aterian, Inc.	95,199	217,054
	Autoliv, Inc.	51,752	4,450,672
*	AutoNation, Inc.	209,066	24,824,497
#*	Barnes & Noble Education, Inc.	251,373	681,221
#	Bassett Furniture Industries, Inc.	113,835	2,612,513
#*	BBQ Holdings, Inc.	54,075	648,900

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Beazer Homes USA, Inc.	161,594	$2,383,512
#	Big 5 Sporting Goods Corp.	144,363	1,856,508
#	Big Lots, Inc.	148,382	2,995,833
*	Biglari Holdings, Inc., Class A	235	140,883
*	Biglari Holdings, Inc., Class B	10,984	1,320,387
*	BJ's Restaurants, Inc.	136,652	3,207,222
#	Bloomin' Brands, Inc.	637,396	12,996,504
#	Bluegreen Vacations Holding Corp.	83,716	2,200,056
*	Boot Barn Holdings, Inc.	226,612	14,117,928
*	Bright Horizons Family Solutions, Inc.	50,275	4,709,259
#*	Brinker International, Inc.	265,481	7,367,098
	Brunswick Corp.	126,165	10,108,340
#	Buckle, Inc.	237,280	7,165,856
	Build-A-Bear Workshop, Inc.	136,061	2,172,894
#	Caleres, Inc.	272,029	6,751,760
#*	Callaway Golf Co.	256,181	5,879,354
#	Camping World Holdings, Inc., Class A	86,017	2,325,900
*	Capri Holdings Ltd.	15,400	749,672
#*	CarParts.com, Inc.	230,367	1,838,329
	Carriage Services, Inc.	154,515	5,605,804
	Carrols Restaurant Group, Inc.	164,034	408,445
#	Carter's, Inc.	189,684	15,455,452
#	Cato Corp., Class A	97,275	1,201,346
*	Cavco Industries, Inc.	65,557	16,899,939
*	Century Casinos, Inc.	73,199	617,068
	Century Communities, Inc.	257,197	13,160,770
*	Charles & Colvard Ltd.	33,687	45,477
*	Chegg, Inc.	131,762	2,806,531
#*	Chico's FAS, Inc.	628,475	3,154,945
#*	Children's Place, Inc.	122,218	5,296,928
	Choice Hotels International, Inc.	161,930	19,572,479
#*	Chuy's Holdings, Inc.	130,150	2,893,235
#*	Citi Trends, Inc.	105,329	2,588,987
	Columbia Sportswear Co.	65,008	4,811,242
#*	Conn's, Inc.	124,012	1,168,193
*	Container Store Group, Inc.	252,160	1,881,114
»	Contra Zagg, Inc.	343,229	30,891
*	Cooper-Standard Holdings, Inc.	12,702	54,746
#	Cracker Barrel Old Country Store, Inc.	112,032	10,650,882
*	Crocs, Inc.	25,780	1,846,879
	Crown Crafts, Inc.	4,141	27,082
	Culp, Inc.	61,998	311,230
#	Dana, Inc.	982,532	16,467,236
#*	Dave & Buster's Entertainment, Inc.	236,550	8,837,508
*	Deckers Outdoor Corp.	1,630	510,532
*	Delta Apparel, Inc.	41,501	970,708
#*	Denny's Corp.	329,386	3,198,338
#	Designer Brands, Inc., Class A	312,330	4,506,922
#*	Destination XL Group, Inc.	158,084	654,468
#	Dillard's, Inc., Class A	32,376	7,360,684
#	Dine Brands Global, Inc.	18,651	1,330,003
#*	Dixie Group, Inc.	27,325	38,802
#*	Dorman Products, Inc.	231,229	23,374,940
*	Duluth Holdings, Inc., Class B	83,764	807,485
	Educational Development Corp.	43,671	147,608
*	El Pollo Loco Holdings, Inc.	261,110	2,537,989
#	Escalade, Inc.	68,489	863,646
#	Ethan Allen Interiors, Inc.	180,695	4,154,178
*	Everi Holdings, Inc.	160,881	3,090,524

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Express, Inc.	177,750	$300,398
*	Fiesta Restaurant Group, Inc.	130,039	1,067,620
	Flanigan's Enterprises, Inc.	9,187	257,236
#	Flexsteel Industries, Inc.	43,343	791,443
#	Foot Locker, Inc.	211,884	6,011,149
#*	Fossil Group, Inc.	264,050	1,592,222
#*	Fox Factory Holding Corp.	272,732	25,816,811
#	Franchise Group, Inc.	39,730	1,308,309
#*	frontdoor, Inc.	284,329	7,611,487
*	Full House Resorts, Inc.	12,837	79,718
*	Funko, Inc., Class A	179,986	4,717,433
#	Gap, Inc.	658,756	6,337,233
*	Garrett Motion, Inc.	72,948	482,186
#*	Genesco, Inc.	133,262	7,469,335
#*	Gentherm, Inc.	250,646	16,181,706
#*	G-III Apparel Group Ltd.	318,935	7,045,274
*	Goodyear Tire & Rubber Co.	1,065,236	13,081,098
#*	GoPro, Inc., Class A	364,060	2,315,422
	Graham Holdings Co., Class B	28,381	16,872,221
*	Grand Canyon Education, Inc.	87,595	8,415,252
#*	Green Brick Partners, Inc.	104,930	2,812,124
	Group 1 Automotive, Inc.	131,156	23,204,120
#*	Groupon, Inc.	114,766	1,216,520
	Guess?, Inc.	442,599	8,369,547
#	H&R Block, Inc.	473,691	18,928,692
	Hamilton Beach Brands Holding Co., Class A	72,674	860,460
#	Hanesbrands, Inc.	511,681	5,720,594
#	Harley-Davidson, Inc.	459,230	17,363,486
#	Haverty Furniture Cos., Inc.	77,638	2,121,847
	Haverty Furniture Cos., Inc., Class A	3,785	100,984
#*	Helen of Troy Ltd.	181,843	24,328,775
#	Hibbett, Inc.	119,311	5,598,072
*	Hilton Grand Vacations, Inc.	151,845	6,190,721
	Hooker Furnishings Corp.	75,636	1,251,019
#*	Horizon Global Corp.	116,263	165,093
#*	Hovnanian Enterprises, Inc., Class A	13,221	641,351
#*	Inspired Entertainment, Inc.	99,196	1,025,687
	Installed Building Products, Inc.	212,162	21,517,470
#	International Game Technology PLC	334,217	6,333,412
*	iRobot Corp.	183,579	8,446,470
*	J Jill, Inc.	20,546	329,147
#	Jack in the Box, Inc.	159,867	11,053,204
#*	JAKKS Pacific, Inc.	2,347	52,549
	JOANN, Inc.	8,221	74,318
	Johnson Outdoors, Inc., Class A	64,341	4,330,793
#	KB Home	651,739	21,272,761
#*	Kirkland's, Inc.	4,700	14,617
#	Kohl's Corp.	210,563	6,135,806
#	Kontoor Brands, Inc.	64,688	2,361,112
#*	Koss Corp.	7,268	56,327
#*	Kura Sushi USA, Inc., Class A	21,501	1,815,544
#*	Lakeland Industries, Inc.	65,730	1,054,309
#*	Lands' End, Inc.	117,450	1,497,488
	Laureate Education, Inc., Class A	623,207	7,378,771
*††	Lazare Kaplan International	9,600	0
	La-Z-Boy, Inc.	314,096	8,753,856
#*	Lazydays Holdings, Inc.	19,435	264,705
#	LCI Industries	188,614	25,479,865
#*	Legacy Housing Corp.	34,252	465,142

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Leggett & Platt, Inc.	183,746	$7,283,691
#*	Leslie's, Inc.	159,081	2,411,668
#*	LGI Homes, Inc.	51,847	5,848,342
#	Lifetime Brands, Inc.	116,933	1,258,199
*	Lincoln Educational Services Corp.	81,266	588,366
#*	Liquidity Services, Inc.	359,711	7,240,982
*	Live Ventures, Inc.	6,482	226,027
#*	LL Flooring Holdings, Inc.	148,492	1,490,860
#*	Lovesac Co.	22,218	692,313
*	M/I Homes, Inc.	158,879	7,310,023
	Macy's, Inc.	862,956	15,231,173
#*	Malibu Boats, Inc., Class A	170,692	10,659,715
#	Marine Products Corp.	151,379	1,643,976
#*	MarineMax, Inc.	167,811	6,853,401
#	Marriott Vacations Worldwide Corp.	214,352	29,349,076
*	MasterCraft Boat Holdings, Inc.	133,246	3,156,598
*	Mattel, Inc.	281,138	6,522,402
	MDC Holdings, Inc.	520,773	18,878,021
*	Meritage Homes Corp.	227,167	20,058,846
*	Modine Manufacturing Co.	265,728	3,486,351
*	Monarch Casino & Resort, Inc.	25,809	1,655,647
#	Monro, Inc.	214,467	10,755,520
#*	Motorcar Parts of America, Inc.	96,694	1,457,179
#	Movado Group, Inc.	116,964	3,974,437
	Murphy USA, Inc.	187,244	53,244,704
	Nathan's Famous, Inc.	56,325	3,097,312
#*	National Vision Holdings, Inc.	231,799	6,754,623
#*	Nautilus, Inc.	147,910	257,363
*	Noodles & Co.	220,658	1,149,628
	Nordstrom, Inc.	112,335	2,640,996
*	ODP Corp.	328,979	11,941,938
#*	Ollie's Bargain Outlet Holdings, Inc.	152,374	8,982,447
*	ONE Group Hospitality, Inc.	105,741	887,167
#*	OneSpaWorld Holdings Ltd.	318,874	2,299,082
#*	OneWater Marine, Inc., Class A	13,996	507,215
#	Oxford Industries, Inc.	121,670	11,607,318
	Papa John's International, Inc.	259,744	24,906,852
	Patrick Industries, Inc.	177,760	10,793,587
#*	Penn National Gaming, Inc.	104,879	3,623,569
#	Penske Automotive Group, Inc.	459,396	52,596,248
*	Perdoceo Education Corp.	495,209	6,784,363
#	PetMed Express, Inc.	157,076	3,427,398
*	Planet Fitness, Inc., Class A	54,513	4,296,170
*	Playa Hotels & Resorts NV	278,617	1,911,313
*	PlayAGS, Inc.	77,237	366,103
#	Polaris, Inc.	18,665	2,189,031
*	Poshmark, Inc., Class A	32,998	356,048
#*	Potbelly Corp.	72,609	368,128
	PVH Corp.	61,602	3,814,396
*	Quotient Technology, Inc.	438,459	1,214,531
	Qurate Retail, Inc., Class A	399,170	1,089,734
	RCI Hospitality Holdings, Inc.	70,051	3,990,105
#*	Red Robin Gourmet Burgers, Inc.	52,865	462,040
#	Red Rock Resorts, Inc., Class A	66,913	2,631,688
#	Rent-A-Center, Inc.	170,058	4,001,465
#	Rocky Brands, Inc.	80,540	2,648,155
#	Ruth's Hospitality Group, Inc.	257,655	4,521,845
#*	Sally Beauty Holdings, Inc.	549,053	7,016,897
*	Scientific Games Corp., Class A	284,894	14,512,500

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	SeaWorld Entertainment, Inc.	263,628	$12,582,964
#*	Shake Shack, Inc., Class A	196,470	10,110,346
#	Shoe Carnival, Inc.	243,020	5,300,266
#	Signet Jewelers Ltd.	344,478	20,999,379
*	Six Flags Entertainment Corp.	80,271	1,819,744
#*	Skechers USA, Inc., Class A	213,240	8,094,590
*	Skyline Champion Corp.	240,994	15,254,920
#*	Sleep Number Corp.	175,126	7,891,178
#	Smith & Wesson Brands, Inc.	372,104	5,414,113
#	Sonic Automotive, Inc., Class A	217,412	9,098,692
#*	Sonos, Inc.	228,805	5,058,879
*	Sportsman's Warehouse Holdings, Inc.	309,974	3,056,344
	Standard Motor Products, Inc.	157,784	7,217,040
#	Steven Madden Ltd.	506,991	16,071,615
*	Stoneridge, Inc.	206,441	3,885,220
#	Strategic Education, Inc.	124,112	8,914,965
*	Strattec Security Corp.	20,416	606,355
#*	Stride, Inc.	315,805	14,110,167
#	Superior Group of Cos., Inc.	110,315	2,036,415
#*	Superior Industries International, Inc.	83,459	386,415
*	Sypris Solutions, Inc.	6,341	12,682
*	Taylor Morrison Home Corp.	898,345	25,782,502
	Tempur Sealy International, Inc.	298,307	8,197,476
*	Tenneco, Inc., Class A	132,998	2,509,672
*	Terminix Global Holdings, Inc.	9,453	422,549
#	Texas Roadhouse, Inc.	336,612	29,359,299
#	Thor Industries, Inc.	143,011	12,060,118
#*	ThredUp, Inc., Class A	1,900	4,275
#	Tile Shop Holdings, Inc.	114,770	382,184
#	Tilly's, Inc., Class A	118,361	895,993
	Toll Brothers, Inc.	156,227	7,683,244
*	TopBuild Corp.	179,257	37,952,292
	Travel & Leisure Co.	429,837	18,530,273
*	TravelCenters of America, Inc.	50,699	2,115,162
*	Tri Pointe Homes, Inc.	864,225	16,005,447
#*	Tupperware Brands Corp.	67,306	502,103
*	Under Armour, Inc., Class A	201,691	1,867,659
#*	Under Armour, Inc., Class C	184,529	1,524,210
*	Unifi, Inc.	122,851	1,674,459
*	Universal Electronics, Inc.	100,003	2,775,083
*	Universal Technical Institute, Inc.	157,974	1,270,111
#*	Urban Outfitters, Inc.	348,088	7,128,842
*	Vera Bradley, Inc.	159,464	668,154
#*	Victoria's Secret & Co.	76,938	2,843,628
#*	Vince Holding Corp.	10,854	75,435
#*	Vista Outdoor, Inc.	416,280	12,530,028
*	Visteon Corp.	167,302	21,344,389
#*	Vivint Smart Home, Inc.	2,489	11,897
#*	VOXX International Corp.	278,969	2,639,047
	Wendy's Co.	1,052,992	22,144,422
#	Weyco Group, Inc.	61,001	1,606,766
	Wingstop, Inc.	21,391	2,699,116
	Winmark Corp.	38,275	8,502,791
#	Winnebago Industries, Inc.	246,194	14,862,732
#	Wolverine World Wide, Inc.	599,106	13,461,912
#*	Workhorse Group, Inc.	99,219	324,446
#*	WW International, Inc.	101,749	675,613
	Wyndham Hotels & Resorts, Inc.	79,091	5,489,706
*	YETI Holdings, Inc.	54,502	2,767,067

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zovio, Inc.	73,614	$75,822
*	Zumiez, Inc.	161,935	4,210,310
TOTAL CONSUMER DISCRETIONARY			1,698,173,919
CONSUMER STAPLES — (3.6%)
	Alico, Inc.	38,066	1,387,125
	Andersons, Inc.	237,722	8,598,405
#*	AppHarvest, Inc.	3,784	14,531
	B&G Foods, Inc.	334,730	8,271,178
#*	BellRing Brands, Inc.	171,332	4,135,954
*	BJ's Wholesale Club Holdings, Inc.	580,667	39,311,156
#*	Boston Beer Co., Inc. , Class A	17,581	6,688,340
*	Bridgford Foods Corp.	18,946	240,614
	Calavo Growers, Inc.	96,122	3,873,717
#	Cal-Maine Foods, Inc.	286,375	14,636,626
	Casey's General Stores, Inc.	9,880	2,002,182
#*	Celsius Holdings, Inc.	6,646	591,228
*	Central Garden & Pet Co.	83,855	3,634,276
*	Central Garden & Pet Co., Class A	309,981	12,647,225
#*	Chefs' Warehouse, Inc.	279,139	9,661,001
#	Coca-Cola Consolidated, Inc.	54,568	27,993,384
	Coffee Holding Co., Inc.	21,395	56,269
*	Coty, Inc., Class A	1,332,510	9,753,973
*	Duckhorn Portfolio, Inc.	11,735	215,220
#	Edgewell Personal Care Co.	119,448	4,751,641
#*	elf Beauty, Inc.	213,313	7,152,385
	Energizer Holdings, Inc.	77,130	2,277,649
#*	Farmer Bros Co.	94,649	480,817
	Flowers Foods, Inc.	460,971	13,096,186
#	Fresh Del Monte Produce, Inc.	352,221	10,464,486
#*	Freshpet, Inc.	20,774	1,110,163
#*	Grocery Outlet Holding Corp.	82,660	3,531,235
*	Hain Celestial Group, Inc.	249,532	5,676,853
*	Herbalife Nutrition Ltd.	21,508	525,010
#*	HF Foods Group, Inc.	8,972	47,193
#*	Honest Co., Inc.	31,570	105,444
*	Hostess Brands, Inc.	727,840	16,463,741
	Ingles Markets, Inc., Class A	121,419	11,590,658
	Ingredion, Inc.	82,412	7,497,844
#	Inter Parfums, Inc.	234,744	19,594,082
#	J&J Snack Foods Corp.	107,465	14,562,582
	John B. Sanfilippo & Son, Inc.	69,422	5,199,708
	Lancaster Colony Corp.	161,749	21,412,333
*	Landec Corp.	204,198	2,139,995
	Lifevantage Corp.	81,713	347,280
#*	Lifeway Foods, Inc.	3,939	21,113
	Limoneira Co.	88,134	1,116,658
	Mannatech, Inc.	804	14,078
	Medifast, Inc.	93,124	15,662,525
#	MGP Ingredients, Inc.	136,280	14,333,930
#	National Beverage Corp.	224,080	12,140,654
*	Natural Alternatives International, Inc.	50,882	509,329
	Natural Grocers by Vitamin Cottage, Inc.	114,949	1,905,854
*	Nature's Sunshine Products, Inc.	98,310	1,027,339
#	Nu Skin Enterprises, Inc., Class A	187,648	8,164,564
#	Oil-Dri Corp. of America	28,972	873,216
*	Performance Food Group Co.	217,815	10,827,584
#*	Pilgrim's Pride Corp.	48,845	1,532,268
*	Post Holdings, Inc.	86,642	7,532,655

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	PriceSmart, Inc.	220,412	$14,630,949
#	Reynolds Consumer Products, Inc.	19,988	580,851
#*	Rite Aid Corp.	23,035	189,578
	Rocky Mountain Chocolate Factory, Inc.	16,642	112,500
	Seaboard Corp.	1,814	7,366,001
#*	Seneca Foods Corp., Class A	64,855	3,691,547
*»	Seneca Foods Corp., Class B	2,794	166,047
*	Simply Good Foods Co.	212,047	6,916,973
#	SpartanNash Co.	256,872	8,294,397
	Spectrum Brands Holdings, Inc.	200,895	13,970,238
#*	Sprouts Farmers Market, Inc.	630,481	17,426,495
#	Tootsie Roll Industries, Inc.	158,622	5,570,805
#*	TreeHouse Foods, Inc.	232,440	10,092,545
	Turning Point Brands, Inc.	132,186	3,172,464
*	U.S. Foods Holding Corp.	31,213	983,209
#*	United Natural Foods, Inc.	418,397	17,786,056
#	United-Guardian, Inc.	19,601	306,756
#	Universal Corp.	169,014	9,449,573
#*	USANA Health Sciences, Inc.	139,337	9,700,642
#	Vector Group Ltd.	718,277	8,001,606
	Village Super Market, Inc., Class A	73,253	1,653,320
#*	Vital Farms, Inc.	130,604	1,541,127
#	WD-40 Co.	97,752	17,338,272
#	Weis Markets, Inc.	187,468	14,421,913
#*	Whole Earth Brands, Inc.	63,689	342,647
TOTAL CONSUMER STAPLES			551,107,967
ENERGY — (5.0%)
	Adams Resources & Energy, Inc.	22,186	754,324
#*	Alto Ingredients, Inc.	377,834	1,624,686
#	Antero Midstream Corp.	1,527,504	15,366,690
*	Antero Resources Corp.	1,085,611	43,033,620
	Arch Resources, Inc.	109,384	14,125,850
#	Archrock, Inc.	694,330	5,860,145
*	Ardmore Shipping Corp.	175,407	1,429,567
*	Barnwell Industries, Inc.	49,095	125,192
*	Battalion Oil Corp.	12,819	135,753
#	Berry Corp.	223,501	1,908,699
	Brigham Minerals, Inc., Class A	68,833	1,827,516
*	Bristow Group, Inc.	118,481	3,056,810
	Cactus, Inc., Class A	306,533	12,748,707
#	California Resources Corp.	204,313	9,165,481
#*	Callon Petroleum Co.	151,403	6,970,594
#*	Centennial Resource Development, Inc., Class A	807,739	5,379,542
#*	Centrus Energy Corp., Class A	29,318	971,892
#	ChampionX Corp.	357,548	7,469,178
#	Chesapeake Energy Corp.	75,512	7,110,965
#	Civitas Resources, Inc.	198,281	11,690,648
#*	Clean Energy Fuels Corp.	1,593,523	10,326,029
#*	CNX Resources Corp.	1,474,957	25,472,507
#*	Comstock Resources, Inc.	472,750	7,530,907
#*	CONSOL Energy, Inc.	148,720	9,119,510
#	Core Laboratories NV	116,127	2,199,445
#	Crescent Energy, Inc., Class A	49,501	722,715
	CVR Energy, Inc.	67,448	2,262,206
#	Delek U.S. Holdings, Inc.	284,848	7,594,048
*	Denbury, Inc.	124,452	8,949,343
#	DHT Holdings, Inc.	1,158,520	7,611,476
#*	DMC Global, Inc.	93,237	2,122,074

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Dorian LPG Ltd.	251,978	$4,061,885
#*	Dril-Quip, Inc.	81,460	2,089,449
*	DTE Midstream LLC	97,107	5,343,798
#*	Earthstone Energy, Inc., Class A	258,231	3,664,298
#	EnLink Midstream LLC	790,016	7,742,157
*	Enservco Corp.	59,368	100,926
	Epsilon Energy Ltd.	72,350	462,317
	Equitrans Midstream Corp.	750,227	5,889,282
	Evolution Petroleum Corp.	171,948	1,160,649
#*	Expro Group Holdings NV	44,916	547,077
*	Exterran Corp.	167,944	690,250
#*	Forum Energy Technologies, Inc.	28,922	572,656
*	Geospace Technologies Corp.	68,096	322,094
#*	Gevo, Inc.	217,575	639,671
#*	Green Plains, Inc.	284,362	10,242,719
*	Gulf Island Fabrication, Inc.	112,200	378,114
#*	Hallador Energy Co.	138,444	926,190
#*	Helix Energy Solutions Group, Inc.	768,443	3,104,510
#	Helmerich & Payne, Inc.	198,251	9,179,021
	HF Sinclair Corp.	395,615	18,918,309
#*	Houston American Energy Corp.	50,681	223,503
*	Independence Contract Drilling, Inc.	71,837	253,585
#	International Seaways, Inc.	258,792	6,120,431
#	Kinetik Holdings, Inc., Class A	21,734	884,139
*	Kosmos Energy Ltd.	944,060	5,985,340
#*	Laredo Petroleum, Inc.	118,021	10,464,922
*	Liberty Energy, Inc., Class A	408,651	5,802,844
*	Lightbridge Corp.	36,440	257,631
#	Magnolia Oil & Gas Corp., Class A	488,803	11,794,816
*	Mammoth Energy Services, Inc.	41,478	121,116
#	Matador Resources Co.	837,983	48,418,658
*	Mexco Energy Corp.	11,942	222,121
#	Murphy Oil Corp.	770,492	27,075,089
#*	Nabors Industries Ltd.	27,726	3,950,678
#	NACCO Industries, Inc., Class A	45,889	1,803,438
#*	National Energy Services Reunited Corp.	141,157	995,157
*	Natural Gas Services Group, Inc.	79,625	800,231
*	NCS Multistage Holdings, Inc.	6,080	189,696
*	Newpark Resources, Inc.	464,539	1,635,177
#*	NextDecade Corp.	24,256	171,490
*	NexTier Oilfield Solutions, Inc.	436,866	4,355,554
*	Noble Corp.	39,989	1,199,670
#	Northern Oil & Gas, Inc.	94,223	2,716,449
	NOV, Inc.	766,355	14,261,867
#	Oasis Petroleum, Inc.	80,586	10,334,349
#*	Oceaneering International, Inc.	246,707	2,620,028
#*	Oil States International, Inc.	320,048	1,632,245
#*	Overseas Shipholding Group, Inc., Class A	414,571	970,096
*	Par Pacific Holdings, Inc.	281,771	4,649,221
	Patterson-UTI Energy, Inc.	552,790	9,148,674
*	PBF Energy, Inc., Class A	236,115	7,874,435
	PDC Energy, Inc.	695,473	45,685,621
#*	Peabody Energy Corp.	448,567	9,415,421
#	PHX Minerals, Inc.	127,956	419,696
*	PrimeEnergy Resources Corp.	439	36,143
*	ProPetro Holding Corp.	367,969	3,871,034
*	Range Resources Corp.	1,855,392	61,357,813
*	Ranger Energy Services, Inc.	4,035	37,082
#	Ranger Oil Corp., Class A	96,936	3,689,384

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	REX American Resources Corp.	51,451	$4,911,512
	Riley Exploration Permian, Inc.	12,137	321,388
#*	Ring Energy, Inc.	30,526	85,778
#*	RPC, Inc.	244,606	1,995,985
#*	SandRidge Energy, Inc.	224,526	4,205,372
	Scorpio Tankers, Inc.	237,585	9,173,157
#*	SEACOR Marine Holdings, Inc.	132,334	979,272
*	Select Energy Services, Inc., Class A	218,698	1,633,674
#	SFL Corp. Ltd.	347,345	3,463,030
#*	SilverBow Resources, Inc.	90,902	4,107,861
#	Sitio Royalties Corp.	59,275	1,749,205
	SM Energy Co.	732,318	30,230,087
#*	Smart Sand, Inc.	22,027	53,305
	Solaris Oilfield Infrastructure, Inc., Class A	152,817	1,694,741
*	Southwestern Energy Co.	4,248,727	29,996,013
#*	Talos Energy, Inc.	235,504	4,462,801
*	TechnipFMC PLC	1,176,420	9,517,238
*	Teekay Corp.	175,341	550,571
#*	Teekay Tankers Ltd., Class A	148,039	3,089,574
#*	Tellurian, Inc.	358,180	1,332,430
#*	TETRA Technologies, Inc.	645,789	2,828,556
#*	Tidewater, Inc.	133,439	2,939,661
#*	Transocean Ltd.	264,469	893,905
	U.S. Energy Corp.	24,837	87,675
*	U.S. Silica Holdings, Inc.	380,918	5,268,096
#	VAALCO Energy, Inc.	241,579	1,432,563
*	Valaris Ltd.	8,075	405,204
#*	W&T Offshore, Inc.	718,476	3,570,826
#*	Weatherford International PLC	38,089	880,999
	World Fuel Services Corp.	301,217	8,349,735
TOTAL ENERGY			762,356,549
FINANCIALS — (19.3%)
	1st Source Corp.	198,982	9,594,912
#*	Acacia Research Corp.	103,010	519,170
#	ACNB Corp.	14,065	462,598
	Affiliated Managers Group, Inc.	196,300	24,808,394
	Alerus Financial Corp.	24,435	602,078
#	Allegiance Bancshares, Inc.	104,685	4,610,327
	Amalgamated Financial Corp.	37,392	863,007
	A-Mark Precious Metals, Inc.	169,022	5,121,367
#*	Ambac Financial Group, Inc.	54,744	644,337
#	Amerant Bancorp, Inc.	27,533	752,202
#	American Equity Investment Life Holding Co.	709,542	26,650,398
#	American National Bankshares, Inc.	64,844	2,353,189
	Ameris Bancorp	533,351	25,222,169
	AMERISAFE, Inc.	152,846	6,963,664
	AmeriServ Financial, Inc.	209,717	826,285
#	Ames National Corp.	17,490	388,278
	Argo Group International Holdings Ltd.	190,938	6,260,857
#	Arrow Financial Corp.	144,462	4,846,700
#	Artisan Partners Asset Management, Inc., Class A	397,995	15,824,281
*	AssetMark Financial Holdings, Inc.	25,270	479,877
#	Associated Banc-Corp.	994,723	19,993,932
#	Associated Capital Group, Inc., Class A	10,892	445,483
	Assured Guaranty Ltd.	292,823	17,097,935
	Atlantic American Corp.	19,437	54,618
	Atlantic Union Bankshares Corp.	540,372	18,691,467
#*	Atlanticus Holdings Corp.	83,607	3,230,574

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Auburn National BanCorp, Inc.	2,786	$75,222
	Axis Capital Holdings Ltd.	172,482	8,708,616
*	Axos Financial, Inc.	436,790	18,240,350
#	B. Riley Financial, Inc.	35,173	1,812,816
	Banc of California, Inc.	445,228	7,795,942
#	BancFirst Corp.	201,661	21,656,375
#*	Bancorp, Inc.	580,924	14,290,730
#	Bank First Corp.	549	42,229
	Bank of Hawaii Corp.	287,421	23,025,296
	Bank of Marin Bancorp	104,822	3,429,776
	Bank of NT Butterfield & Son Ltd.	103,492	3,507,344
#	Bank of Princeton	1,068	30,790
#	Bank of South Carolina Corp.	808	13,930
	Bank OZK	626,805	25,134,880
	BankFinancial Corp.	123,169	1,173,801
	BankUnited, Inc.	354,062	13,755,309
	Bankwell Financial Group, Inc.	31,970	1,047,977
#	Banner Corp.	244,624	15,164,242
	Bar Harbor Bankshares	98,945	2,866,437
	Baycom Corp.	50,964	998,385
#	BCB Bancorp, Inc.	88,759	1,709,498
#	Berkshire Hills Bancorp, Inc.	283,180	7,977,181
	BGC Partners, Inc., Class A	619,853	2,262,463
*	Blucora, Inc.	290,457	5,809,140
	Blue Ridge Bankshares, Inc.	14,094	210,564
	BOK Financial Corp.	111,336	9,800,908
	Bread Financial Holdings, Inc.	48,140	1,906,825
#*	Bridgewater Bancshares, Inc.	88,409	1,545,389
*	Brighthouse Financial, Inc.	364,365	15,820,728
#	BrightSphere Investment Group, Inc.	257,859	4,876,114
	Brookline Bancorp, Inc.	577,468	7,986,382
#*	BRP Group, Inc., Class A	117,701	3,245,017
	Business First Bancshares, Inc.	39,529	928,141
	Byline Bancorp, Inc.	116,187	2,845,420
	C&F Financial Corp.	20,775	924,903
	Cadence Bank	1,274,510	33,264,711
#»	California First Leasing Corp.	6,634	114,105
	Cambridge Bancorp	21,479	1,788,986
	Camden National Corp.	119,580	5,464,806
#*	Cannae Holdings, Inc.	195,008	4,116,619
	Capital Bancorp, Inc.	19,480	486,805
	Capital City Bank Group, Inc.	100,195	3,245,316
	Capitol Federal Financial, Inc.	1,026,431	9,843,473
	Capstar Financial Holdings, Inc.	110,701	2,325,828
*	Carter Bankshares, Inc.	45,005	627,820
*	Carver Bancorp, Inc.	16,478	100,021
	Cathay General Bancorp	568,991	23,726,925
#	CBTX, Inc.	97,585	3,020,256
*»	CCUR Holdings, Inc.	16	104,000
	Central Pacific Financial Corp.	201,561	4,772,964
#	Central Valley Community Bancorp	57,906	968,767
	Chemung Financial Corp.	14,485	655,736
#	Citizens & Northern Corp.	84,044	2,053,195
	Citizens Community Bancorp, Inc.	2,440	31,598
	Citizens Holding Co.	1,503	25,927
*	Citizens, Inc.	141,611	548,035
#	City Holding Co.	121,528	10,547,415
	Civista Bancshares, Inc.	72,412	1,568,444
#	CNB Financial Corp.	97,851	2,524,556

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CNO Financial Group, Inc.	467,043	$8,757,056
#*	Coastal Financial Corp.	46,686	1,924,864
	Codorus Valley Bancorp, Inc.	34,730	763,018
	Cohen & Co., Inc.	2,174	19,892
#	Cohen & Steers, Inc.	338,875	24,971,699
#	Colony Bankcorp, Inc.	41,109	596,903
#	Columbia Banking System, Inc.	542,856	16,377,966
#*	Columbia Financial, Inc.	57,402	1,167,557
	Community Bank System, Inc.	311,979	21,005,546
	Community Financial Corp.	4,893	179,084
	Community Trust Bancorp, Inc.	145,461	6,302,825
	Community West Bancshares	5,845	81,245
	ConnectOne Bancorp, Inc.	282,586	7,471,574
#*	Consumer Portfolio Services, Inc.	151,454	1,941,640
#	Cowen, Inc., Class A	144,446	5,065,721
	Crawford & Co., Class A	243,678	1,766,665
	Crawford & Co., Class B	175,532	1,190,107
#*	CrossFirst Bankshares, Inc.	94,201	1,292,438
	Cullen/Frost Bankers, Inc.	3,247	423,409
#	Curo Group Holdings Corp.	66,716	477,687
#*	Customers Bancorp, Inc.	251,321	9,597,949
	CVB Financial Corp.	1,022,591	27,272,502
#	Diamond Hill Investment Group, Inc.	30,173	5,768,172
#	Dime Community Bancshares, Inc.	284,799	9,705,950
	Donegal Group, Inc., Class A	197,867	2,801,797
#	Donegal Group, Inc., Class B	5,267	78,268
#*	Donnelley Financial Solutions, Inc.	286,825	9,749,182
	Eagle Bancorp Montana, Inc.	5,657	109,180
	Eagle Bancorp, Inc.	229,933	11,273,615
#	Eastern Bankshares, Inc.	223,264	4,554,586
*	eHealth, Inc.	143,735	1,063,639
#*	Elevate Credit, Inc.	94,731	217,881
	Employers Holdings, Inc.	249,660	9,913,999
#*	Encore Capital Group, Inc.	221,538	16,045,997
*	Enova International, Inc.	344,388	11,884,830
*	Enstar Group Ltd.	89,151	17,644,766
	Enterprise Bancorp, Inc.	41,943	1,333,787
	Enterprise Financial Services Corp.	249,123	11,716,255
	Equity Bancshares, Inc., Class A	82,534	2,636,961
	Esquire Financial Holdings, Inc.	25,674	929,912
#	ESSA Bancorp, Inc.	49,020	865,693
#	Essent Group Ltd.	416,246	17,382,433
	Evans Bancorp, Inc.	27,581	1,002,026
	Evercore, Inc., Class A	267,875	26,779,464
#*	EZCORP, Inc., Class A	273,772	2,201,127
#	Farmers & Merchants Bancorp, Inc.	23,925	733,301
	Farmers National Banc Corp.	174,893	2,483,481
#	FB Financial Corp.	235,998	10,112,514
	Federal Agricultural Mortgage Corp., Class A	2,089	221,058
	Federal Agricultural Mortgage Corp., Class C	74,977	8,269,213
#	Federated Hermes, Inc.	632,095	21,560,760
	Fidelity D&D Bancorp, Inc.	375	15,263
	Financial Institutions, Inc.	155,453	4,121,059
#	First American Financial Corp.	98,983	5,741,014
#	First BanCorp	1,564,931	23,614,809
	First BanCorp	243,436	9,221,356
	First Bancorp, Inc.	81,851	2,472,309
	First Bancshares, Inc.	93,589	2,714,081
	First Bank	75,150	1,131,759

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Busey Corp.	370,309	$9,128,117
#	First Business Financial Services, Inc.	54,908	1,836,673
	First Commonwealth Financial Corp.	721,518	10,692,897
	First Community Bankshares, Inc.	175,614	5,633,697
	First Community Corp.	1,740	31,755
#	First Financial Bancorp	675,838	15,098,221
	First Financial Bankshares, Inc.	581,247	25,679,492
	First Financial Corp.	56,925	2,659,536
	First Financial Northwest, Inc.	87,822	1,354,215
	First Foundation, Inc.	345,307	7,189,292
#	First Hawaiian, Inc.	555,043	14,148,046
	First Internet Bancorp	70,263	2,490,823
	First Interstate BancSystem, Inc., Class A	421,638	17,194,398
	First Merchants Corp.	386,527	16,052,466
	First Mid Bancshares, Inc.	74,045	2,781,871
	First Northwest Bancorp	53,332	890,644
	First of Long Island Corp.	134,064	2,439,965
	First Savings Financial Group, Inc.	1,053	25,061
	First U.S. Bancshares, Inc.	2,966	29,274
	First United Corp.	33,507	603,796
*	First Western Financial, Inc.	12,040	337,000
	FirstCash Holdings, Inc.	307,746	22,545,472
	Five Star Bancorp	2,071	54,612
	Flagstar Bancorp, Inc.	410,475	16,911,570
	Flushing Financial Corp.	219,884	4,747,296
	FNB Corp.	1,293,467	15,469,865
	FS Bancorp, Inc.	45,412	1,364,631
	Fulton Financial Corp.	1,243,392	20,752,212
#*	FVCBankcorp, Inc.	12,727	243,722
#	GAMCO Investors, Inc., Class A	87,161	1,807,719
*	Genworth Financial, Inc., Class A	747,697	3,177,712
	German American Bancorp, Inc.	213,425	8,076,002
#	Glacier Bancorp, Inc.	783,244	39,232,692
	Global Indemnity Group LLC, Class A	79,077	2,111,356
	Great Southern Bancorp, Inc.	101,042	6,258,541
*	Green Dot Corp., Class A	270,536	7,602,062
	Greene County Bancorp, Inc.	7,339	336,640
#	Greenhill & Co., Inc.	85,123	740,570
#*	Greenlight Capital Re Ltd., Class A	139,505	1,003,041
	Guaranty Bancshares, Inc.	50,049	1,870,331
#*	Hallmark Financial Services, Inc.	93,858	241,215
	Hamilton Lane, Inc., Class A	129,461	9,783,368
	Hancock Whitney Corp.	521,920	25,474,915
	Hanmi Financial Corp.	236,394	5,973,676
	Hanover Insurance Group, Inc.	81,499	11,122,169
#	HarborOne Bancorp, Inc.	267,354	3,876,633
	Hawthorn Bancshares, Inc.	4,747	120,859
	HBT Financial, Inc.	31,292	583,283
#	HCI Group, Inc.	76,495	5,237,613
	Heartland Financial USA, Inc.	220,710	9,909,879
	Heritage Commerce Corp.	339,404	3,998,179
	Heritage Financial Corp.	250,717	6,523,656
	Heritage Insurance Holdings, Inc.	100,409	260,059
#	Hilltop Holdings, Inc.	511,432	14,754,813
	Hingham Institution For Savings	10,472	3,036,985
	HMN Financial, Inc.	32,982	749,021
#	Home Bancorp, Inc.	28,434	1,071,109
#	Home BancShares, Inc.	1,169,573	27,601,923
#	HomeStreet, Inc.	233,738	8,716,090

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HomeTrust Bancshares, Inc.	51,389	$1,240,530
	Hope Bancorp, Inc.	857,751	12,900,575
	Horace Mann Educators Corp.	297,862	10,201,773
	Horizon Bancorp, Inc.	354,471	6,759,762
	Houlihan Lokey, Inc.	247,741	20,948,979
#	Independent Bank Corp.	337,806	28,308,143
	Independent Bank Corp.	104,029	2,182,528
#	Independent Bank Group, Inc.	268,395	18,980,894
	International Bancshares Corp.	522,057	22,897,420
	Investar Holding Corp.	30,247	663,922
	Investors Title Co.	16,866	2,513,034
#	Jackson Financial, Inc., Class A	10,850	298,483
	James River Group Holdings Ltd.	178,282	4,235,980
#	Janus Henderson Group PLC	331,289	8,537,318
	Jefferies Financial Group, Inc.	68,968	2,246,288
#	Kearny Financial Corp.	351,826	4,119,882
#	Kemper Corp.	413,412	19,347,682
#	Kentucky First Federal Bancorp	11,174	86,040
	Kingstone Cos., Inc.	62,674	223,746
#	Kinsale Capital Group, Inc.	94,599	23,007,423
#	Lake Shore Bancorp, Inc.	537	7,491
	Lakeland Bancorp, Inc.	405,440	6,454,605
#	Lakeland Financial Corp.	188,800	14,688,640
	Landmark Bancorp, Inc.	11,416	283,459
	Lazard Ltd., Class A	165,619	6,238,868
	LCNB Corp.	29,891	463,310
*	LendingClub Corp.	38,217	529,305
*	LendingTree, Inc.	63,739	2,905,224
	Limestone Bancorp, Inc.	1,480	30,340
#	Live Oak Bancshares, Inc.	178,004	6,700,071
	Luther Burbank Corp.	76,735	1,012,135
#	Macatawa Bank Corp.	235,689	2,191,908
	Magyar Bancorp, Inc.	2,198	26,310
#*	Maiden Holdings Ltd.	924,589	1,904,653
	MainStreet Bancshares, Inc.	3,854	91,147
*	Malvern Bancorp, Inc.	5,335	84,293
#	Manning & Napier, Inc.	82,952	1,054,320
#*	MBIA, Inc.	278,964	3,509,367
	Mercantile Bank Corp.	129,113	4,575,765
	Merchants Bancorp	54,909	1,452,892
#	Mercury General Corp.	396,220	16,613,505
	Meridian Corp.	9,449	269,958
	Meta Financial Group, Inc.	252,232	8,505,263
#	Metrocity Bankshares, Inc.	45,156	935,181
*	Metropolitan Bank Holding Corp.	47,947	3,326,563
	MGIC Investment Corp.	485,636	6,866,893
	Mid Penn Bancorp, Inc.	19,525	559,977
	Middlefield Banc Corp.	769	20,079
	Midland States Bancorp, Inc.	111,060	2,909,772
	MidWestOne Financial Group, Inc.	69,532	2,170,094
#	Moelis & Co., Class A	329,271	15,337,443
*	Mr Cooper Group, Inc.	303,731	13,683,082
#	MVB Financial Corp.	33,240	1,080,300
	National Bank Holdings Corp., Class A	239,469	9,966,700
	National Bankshares, Inc.	16,225	513,521
	National Western Life Group, Inc., Class A	16,718	3,377,036
	Navient Corp.	1,195,985	19,697,873
	NBT Bancorp, Inc.	320,039	12,974,381
	Nelnet, Inc., Class A	251,191	23,885,752

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	New York Community Bancorp, Inc.	1,104,399	$11,728,717
*	NI Holdings, Inc.	2,804	41,611
*	Nicholas Financial, Inc.	51,646	508,197
#*	Nicolet Bankshares, Inc.	60,714	4,855,906
*	NMI Holdings, Inc., Class A	450,786	8,537,887
#	Northeast Bank	61,310	2,440,138
#	Northeast Community Bancorp, Inc.	18,354	229,425
	Northfield Bancorp, Inc.	352,490	5,188,653
	Northrim BanCorp, Inc.	58,250	2,426,112
#	Northwest Bancshares, Inc.	905,437	13,020,184
#	Norwood Financial Corp.	7,889	205,035
	OceanFirst Financial Corp.	230,684	4,742,863
*	Ocwen Financial Corp.	30,802	1,056,509
	OFG Bancorp	426,813	11,724,553
#	Ohio Valley Banc Corp.	11,697	331,259
	Old National Bancorp	2,096,773	36,504,818
	Old Republic International Corp.	241,110	5,610,630
#	Old Second Bancorp, Inc.	193,377	2,716,947
#	OneMain Holdings, Inc.	266,995	9,932,214
	OP Bancorp	26,886	303,812
*	Oportun Financial Corp.	18,593	170,684
#	Oppenheimer Holdings, Inc., Class A	68,996	2,317,576
	Origin Bancorp, Inc.	46,694	2,011,111
#*»††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	46,403	1,202,766
*	Oxbridge Re Holdings Ltd.	33,640	115,049
#	Pacific Premier Bancorp, Inc.	671,579	22,591,918
	PacWest Bancorp	286,247	8,023,503
*	Palomar Holdings, Inc.	22,973	1,432,826
#	Park National Corp.	81,502	10,559,399
	Parke Bancorp, Inc.	36,940	810,833
#	PCB Bancorp	15,502	298,724
	PCSB Financial Corp.	77,393	1,508,390
	Peapack-Gladstone Financial Corp.	166,077	5,424,075
	Penns Woods Bancorp, Inc.	40,502	899,549
#	PennyMac Financial Services, Inc.	87,361	4,786,509
	Peoples Bancorp of North Carolina, Inc.	12,561	338,519
	Peoples Bancorp, Inc.	231,210	7,149,013
	Peoples Financial Services Corp.	9,286	494,387
	Pinnacle Financial Partners, Inc.	106,895	8,455,394
	Piper Sandler Cos.	88,368	11,152,042
	PJT Partners, Inc., Class A	144,057	10,297,194
#	Plumas Bancorp	3,349	104,154
#*	Ponce Financial Group, Inc.	3,472	32,463
	Popular, Inc.	202,379	15,718,777
*	PRA Group, Inc.	312,286	12,441,474
#	Preferred Bank	125,017	9,088,736
	Premier Financial Corp.	268,696	7,652,462
	Primerica, Inc.	126,008	16,215,970
	Primis Financial Corp.	114,277	1,548,453
#	ProAssurance Corp.	42,165	933,111
#*	Professional Holding Corp., Class A	25,203	565,807
*	PROG Holdings, Inc.	479,472	8,831,874
	Prosperity Bancshares, Inc.	29,197	2,163,206
	Provident Bancorp, Inc.	21,443	324,647
	Provident Financial Holdings, Inc.	55,925	813,709
#	Provident Financial Services, Inc.	549,701	13,390,716
#	Pzena Investment Management, Inc., Class A	115,353	1,087,779
#	QCR Holdings, Inc.	113,150	6,708,663

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Radian Group, Inc.	176,040	$3,938,015
	Randolph Bancorp, Inc.	3,526	93,580
	RBB Bancorp	74,923	1,708,994
	Red River Bancshares, Inc.	6,753	370,402
#	Regional Management Corp.	115,107	4,719,387
	Reinsurance Group of America, Inc.	3,486	403,609
	RenaissanceRe Holdings Ltd.	5,805	750,645
	Renasant Corp.	398,352	13,304,957
	Republic Bancorp, Inc., Class A	109,988	4,931,862
#*	Republic First Bancorp, Inc.	242,940	879,443
	Richmond Mutual BanCorp, Inc.	4,531	62,981
	Riverview Bancorp, Inc.	203,591	1,498,430
	RLI Corp.	312,890	34,411,642
#	S&T Bancorp, Inc.	241,777	7,480,580
#*	Safeguard Scientifics, Inc.	81,456	343,744
#	Safety Insurance Group, Inc.	128,730	11,141,581
#	Salisbury Bancorp, Inc.	7,476	173,967
	Sandy Spring Bancorp, Inc.	304,370	12,570,481
	SB Financial Group, Inc.	829	14,184
#	Sculptor Capital Management, Inc.	14,848	145,659
	Seacoast Banking Corp. of Florida	380,161	13,602,161
*	Security National Financial Corp., Class A	5,827	45,276
#	Selective Insurance Group, Inc.	438,122	34,112,179
#	ServisFirst Bancshares, Inc.	379,168	32,399,906
#	Shore Bancshares, Inc.	99,882	1,957,687
	Sierra Bancorp	118,292	2,655,655
	Silvercrest Asset Management Group, Inc., Class A	49,532	881,670
	Simmons First National Corp., Class A	848,309	20,147,339
*	SiriusPoint Ltd.	113,225	495,925
	SLM Corp.	763,479	11,910,272
	SmartFinancial, Inc.	48,855	1,282,444
	Sound Financial Bancorp, Inc.	100	3,871
#	South Plains Financial, Inc.	11,603	306,551
	South State Corp.	477,752	40,499,037
*	Southern First Bancshares, Inc.	66,495	2,975,651
	Southern Missouri Bancorp, Inc.	46,793	2,524,014
	Southside Bancshares, Inc.	241,573	9,648,426
*	Sterling Bancorp, Inc.	33,542	209,973
#	Stewart Information Services Corp.	241,658	13,206,610
	Stifel Financial Corp.	425,766	25,465,064
#	Stock Yards Bancorp, Inc.	196,366	13,578,709
*	StoneX Group, Inc.	182,227	15,877,439
	Summit Financial Group, Inc.	40,231	1,227,448
	Summit State Bank	817	12,541
	Synovus Financial Corp.	307,332	12,410,066
	Territorial Bancorp, Inc.	80,422	1,801,453
*	Texas Capital Bancshares, Inc.	343,562	20,139,604
	TFS Financial Corp.	60,431	885,314
	Timberland Bancorp, Inc.	84,412	2,165,168
	Tiptree, Inc.	306,838	3,408,970
#	Tompkins Financial Corp.	112,002	8,640,954
	Towne Bank	519,310	15,511,790
#	TriCo Bancshares	212,328	10,149,278
	Trinity Capital, Inc.	5,457	80,382
#*	Triumph Bancorp, Inc.	146,154	10,618,088
	TrustCo Bank Corp. NY	137,372	4,610,204
	Trustmark Corp.	471,862	15,321,359
	UMB Financial Corp.	348,208	31,512,824
	Umpqua Holdings Corp.	804,076	14,159,778

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Unico American Corp.	11,600	$21,344
#	Union Bankshares, Inc.	2,252	56,570
	United Bancshares, Inc.	900	20,880
#	United Bankshares, Inc.	874,747	33,887,699
	United Community Banks, Inc.	689,130	23,451,094
#	United Fire Group, Inc.	126,786	4,162,384
	United Insurance Holdings Corp.	74,301	82,474
	United Security Bancshares	50,640	372,457
#	Unity Bancorp, Inc.	62,599	1,754,024
#	Universal Insurance Holdings, Inc.	222,815	2,818,610
	Univest Financial Corp.	213,139	5,315,687
	Unum Group	575,838	18,536,225
	Valley National Bancorp	2,890,815	33,793,639
#	Value Line, Inc.	21,281	1,846,978
	Veritex Holdings, Inc.	129,429	4,004,533
#	Victory Capital Holdings, Inc., Class A	50,100	1,386,267
	Virtu Financial, Inc., Class A	305,010	7,115,883
#	Virtus Investment Partners, Inc.	62,234	12,840,119
#	Voya Financial, Inc.	45,754	2,752,561
	Walker & Dunlop, Inc.	288,718	32,521,196
	Washington Federal, Inc.	562,944	19,213,279
#	Washington Trust Bancorp, Inc.	152,329	8,359,816
#	Waterstone Financial, Inc.	264,280	4,928,822
	Webster Financial Corp.	691,716	32,130,208
	WesBanco, Inc.	441,632	15,068,484
	West BanCorp, Inc.	154,061	4,007,127
#	Westamerica BanCorp	182,566	10,955,786
	Western New England Bancorp, Inc.	258,089	2,271,183
	Westwood Holdings Group, Inc.	41,730	541,238
	White Mountains Insurance Group Ltd.	19,468	24,129,223
	Wintrust Financial Corp.	290,642	25,006,838
#	WisdomTree Investments, Inc.	743,364	3,865,493
#*	World Acceptance Corp.	59,463	6,587,014
	WSFS Financial Corp.	467,814	22,324,084
	WVS Financial Corp.	4,423	64,598
TOTAL FINANCIALS			2,934,154,951
HEALTH CARE — (10.4%)
#*	AC Immune SA	3,624	12,756
*	Acadia Healthcare Co., Inc.	646,311	53,585,645
#*	ACADIA Pharmaceuticals, Inc.	137,773	2,023,885
#*	Accuray, Inc.	473,917	995,226
#»††	Achillion Pharmaceuticals, Inc.	2,084,145	3,022,010
*	Actinium Pharmaceuticals, Inc.	12,511	61,679
#*	Addus HomeCare Corp.	97,173	9,018,626
*	Adicet Bio, Inc.	35,935	606,942
*	Aeglea BioTherapeutics, Inc.	112,520	46,741
#»	Aerpio Pharmaceuticals, Inc.	15,393	462
*	Affimed NV	103,092	291,750
#*	Agiliti, Inc.	529	11,580
#*	Agios Pharmaceuticals, Inc.	89,774	1,936,425
*	AIkido Pharma, Inc.	8,872	51,635
#*	Akero Therapeutics, Inc.	67,910	695,398
#*	Albireo Pharma, Inc.	99,853	2,075,944
*	AlerisLife, Inc.	17,870	20,551
*	Alkermes PLC	836,873	21,423,949
*	Allied Healthcare Products, Inc.	15,199	27,206
#*	Allogene Therapeutics, Inc.	42,190	547,626
#*	Allscripts Healthcare Solutions, Inc.	1,040,253	16,456,802

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Altimmune, Inc.	38,204	$458,830
*	Amedisys, Inc.	73,581	8,818,683
*	American Shared Hospital Services	3,446	8,098
#*	AMN Healthcare Services, Inc.	409,106	45,999,879
*	Amneal Pharmaceuticals, Inc.	342,930	1,213,972
#*	Amphastar Pharmaceuticals, Inc.	339,076	12,678,052
#*	AnaptysBio, Inc.	140,552	2,943,159
#*	AngioDynamics, Inc.	313,783	7,119,736
#*	ANI Pharmaceuticals, Inc.	85,229	2,919,093
*	Anika Therapeutics, Inc.	86,814	2,027,975
#*	Apollo Endosurgery, Inc.	17,112	95,998
#*	Apollo Medical Holdings, Inc.	86,263	4,574,527
*	Applied DNA Sciences, Inc.	10,988	7,797
#*	Apyx Medical Corp.	150,587	1,424,553
*»††	Aquamed Technologies, Inc.	5,362	0
#*	Arcturus Therapeutics Holdings, Inc.	37,752	662,548
#*	Arcus Biosciences, Inc.	4,141	110,109
#*	Arcutis Biotherapeutics, Inc.	50,694	1,229,836
*	Artivion, Inc.	280,883	5,505,307
*	Atara Biotherapeutics, Inc.	240,009	727,227
*	AtriCure, Inc.	198,068	9,786,540
#	Atrion Corp.	13,728	9,278,755
*	aTyr Pharma, Inc.	66,074	231,920
*	Avanos Medical, Inc.	294,800	8,363,476
#*	AVEO Pharmaceuticals, Inc.	200	1,432
#*	Avid Bioservices, Inc.	214,518	4,215,279
#*	Avidity Biosciences, Inc.	124,498	2,028,072
#*	AxoGen, Inc.	130,183	1,213,306
#*	Axonics, Inc.	135,595	8,796,048
	Azenta, Inc.	77,526	5,291,925
#*	BioCardia, Inc.	16,962	24,256
#*	Biomerica, Inc.	10,361	28,700
#*	Bioventus, Inc., Class A	5,699	48,385
#*	Bioxcel Therapeutics, Inc.	28,797	444,626
#*	Bluebird Bio, Inc.	5,632	22,810
*	Blueprint Medicines Corp.	157,154	8,024,283
*	Brookdale Senior Living, Inc.	946,142	4,560,404
*	Capricor Therapeutics, Inc.	76,208	351,319
#*	Cara Therapeutics, Inc.	246,587	2,155,170
*	Cardiovascular Systems, Inc.	162,256	2,500,365
#*	CareCloud, Inc.	78,367	338,545
#*	CareDx, Inc.	25,478	606,122
#*	Castle Biosciences, Inc.	10,197	285,108
*	Catalyst Pharmaceuticals, Inc.	521,449	5,339,638
#*	Celldex Therapeutics, Inc.	88,353	2,714,204
#*	CEL-SCI Corp.	12,520	47,952
#*	Certara, Inc.	4,260	97,937
#*	Champions Oncology, Inc.	66,994	580,168
	Chemed Corp.	15,733	7,568,989
#*	ChemoCentryx, Inc.	10,215	241,278
#*	Chimerix, Inc.	223,849	490,229
*	Chinook Therapeutics, Inc.	242,523	4,489,101
#*	Codexis, Inc.	156,818	1,075,771
*	Cogent Biosciences, Inc.	18,555	205,775
#*	Collegium Pharmaceutical, Inc.	223,363	3,839,610
#*	Community Health Systems, Inc.	674,644	2,010,439
#*	Computer Programs & Systems, Inc.	102,186	3,449,799
#*	Concert Pharmaceuticals, Inc.	207,195	1,160,292
#	CONMED Corp.	204,022	19,918,668

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#»††	Contra Aduro Biotech, Inc.	57,164	$93,240
*»††	Contra Clementia Pharm, Inc	2,928	0
#»††	Contra Zogenix, Inc.	122,278	83,149
#*	Corcept Therapeutics, Inc.	511,418	14,657,240
#*	CorVel Corp.	163,233	26,915,489
*	Covetrus, Inc.	175,160	3,638,073
#*	Crinetics Pharmaceuticals, Inc.	190,648	3,662,348
#*	CRISPR Therapeutics AG	117,534	8,815,050
#*	Cross Country Healthcare, Inc.	363,614	9,584,865
*	Cue Biopharma, Inc.	122,011	331,870
*	Cumberland Pharmaceuticals, Inc.	72,056	162,126
#*	Cutera, Inc.	168,791	7,835,278
*	Cymabay Therapeutics, Inc.	275,051	860,910
*	CytomX Therapeutics, Inc.	8,569	12,254
#*	CytoSorbents Corp.	35,357	80,614
#*	Deciphera Pharmaceuticals, Inc.	290,465	3,686,001
*	Delcath Systems, Inc.	3,758	15,746
*	Denali Therapeutics, Inc.	189,052	6,431,549
#*	DiaMedica Therapeutics, Inc.	29,832	49,223
*	Dyne Therapeutics, Inc.	4,151	43,544
#*	Eagle Pharmaceuticals, Inc.	81,457	3,233,843
#*	Editas Medicine, Inc.	68,705	1,093,097
#*	Eiger BioPharmaceuticals, Inc.	218,106	1,895,341
*»††	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	61,656	556,137
*	Emergent BioSolutions, Inc.	318,273	11,024,977
#*	Enanta Pharmaceuticals, Inc.	148,657	8,198,434
	Encompass Health Corp.	266,797	13,505,264
	Enhabit, Inc.	133,398	2,335,799
*	Enovis Corp.	233,468	13,942,709
	Ensign Group, Inc.	459,736	36,636,362
*	Envista Holdings Corp.	542,773	22,063,722
#*	Enzo Biochem, Inc.	246,312	583,759
*	Evolent Health, Inc., Class A	718,674	24,427,729
*	Exagen, Inc.	37,136	274,435
*	Exelixis, Inc.	809,259	16,929,698
#*	EyePoint Pharmaceuticals, Inc.	34,431	314,355
#*	FibroGen, Inc.	2,212	27,827
*	FONAR Corp.	33,533	486,229
#*	Fulcrum Therapeutics, Inc.	47,183	277,436
#*	Fulgent Genetics, Inc.	7,840	468,440
#*	G1 Therapeutics, Inc.	27,110	225,826
*	Glaukos Corp.	29,047	1,564,181
*	Global Blood Therapeutics, Inc.	1,719	56,246
*	Globus Medical, Inc., Class A	140,952	8,272,473
*	Haemonetics Corp.	108,774	7,558,705
#*	Halozyme Therapeutics, Inc.	391,516	19,145,132
#*	Hanger, Inc.	198,907	3,693,703
#*	Harmony Biosciences Holdings, Inc.	86,971	4,412,039
*	Harrow Health, Inc.	48,929	328,803
*	Harvard Bioscience, Inc.	352,188	1,324,227
#*	Health Catalyst, Inc.	1,107	18,531
*	HealthEquity, Inc.	166,116	9,662,968
*	HealthStream, Inc.	249,378	6,000,035
*	Heat Biologics, Inc.	87,341	202,631
#*	Heska Corp.	53,879	4,929,390
*	Homology Medicines, Inc.	415	892
*	Icad, Inc.	6,199	23,122
#*	ICU Medical, Inc.	26,581	4,709,356

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ideaya Biosciences, Inc.	108,468	$1,618,343
#*	IGM Biosciences, Inc.	12,231	197,041
*	Ikena Oncology, Inc.	5,874	29,722
#*	ImmuCell Corp.	2,602	22,846
#*	ImmunoGen, Inc.	544,284	2,579,906
#*	Immunovant, Inc.	140,481	578,782
#*	Inari Medical, Inc.	105,649	8,196,249
*	InfuSystem Holdings, Inc.	89,144	870,937
#*	Innoviva, Inc.	754,021	10,812,661
*	Inogen, Inc.	114,776	3,193,068
#*	Integer Holdings Corp.	238,408	16,662,335
*	Integra LifeSciences Holdings Corp.	413,938	22,783,148
#*	Intellia Therapeutics, Inc.	365,886	23,694,777
*	Intra-Cellular Therapies, Inc.	146,280	7,916,674
#*	Invacare Corp.	4,403	4,975
#*	Ionis Pharmaceuticals, Inc.	158,069	5,937,072
*	Iovance Biotherapeutics, Inc.	44,284	515,909
#	iRadimed Corp.	55,470	2,343,608
*	iRhythm Technologies, Inc.	5,420	838,095
#*	IRIDEX Corp.	76,856	231,337
#*	Ironwood Pharmaceuticals, Inc.	835,238	9,563,475
#*	IVERIC bio, Inc.	353,450	3,778,381
#*	Joint Corp.	42,978	734,924
#*	Jounce Therapeutics, Inc.	228,987	702,990
#*	KalVista Pharmaceuticals, Inc.	40,825	504,189
#*	Karuna Therapeutics, Inc.	49,127	6,398,792
#*	Kewaunee Scientific Corp.	14,450	266,747
#*	Kezar Life Sciences, Inc.	164,686	1,608,982
#*	Kiniksa Pharmaceuticals Ltd., Class A	172,820	1,712,646
#*	Kinnate Biopharma, Inc.	4,734	50,654
#*	Krystal Biotech, Inc.	40,121	2,911,982
#*	Kura Oncology, Inc.	317,216	4,856,577
#*	Kymera Therapeutics, Inc.	3,647	80,343
*	Lantheus Holdings, Inc.	494,601	37,945,789
#	LeMaitre Vascular, Inc.	190,297	9,581,454
#*	LENSAR, Inc.	102,775	646,455
#*	Lexicon Pharmaceuticals, Inc.	10,920	25,990
*	LHC Group, Inc.	162,251	26,456,648
#*	Ligand Pharmaceuticals, Inc.	82,239	7,568,455
#*	LivaNova PLC	302,978	19,290,609
#*	MacroGenics, Inc.	109,759	343,546
#*	Madrigal Pharmaceuticals, Inc.	16,327	1,025,662
*	MediciNova, Inc.	9,742	22,504
*	MEDNAX, Inc.	440,284	9,976,835
#*	Medpace Holdings, Inc.	234,721	39,792,251
*	MeiraGTx Holdings PLC	127,135	1,052,678
*	Meridian Bioscience, Inc.	388,225	12,291,203
*	Merit Medical Systems, Inc.	403,213	23,176,683
#*	Merrimack Pharmaceuticals, Inc.	115,240	586,572
*	Mersana Therapeutics, Inc.	19,906	100,923
#	Mesa Laboratories, Inc.	16,025	3,417,331
*	Microbot Medical, Inc.	36,940	182,853
*	Milestone Pharmaceuticals, Inc.	23,347	173,935
*	Mirati Therapeutics, Inc.	38,633	2,487,965
*	ModivCare, Inc.	127,229	12,697,454
#*	Morphic Holding, Inc.	47,547	1,258,569
*	Myomo, Inc.	12,637	21,357
*	Myriad Genetics, Inc.	486,378	12,830,652
	National HealthCare Corp.	73,101	5,192,364

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	National Research Corp.	143,450	$5,436,755
#*	Nektar Therapeutics	29,288	115,980
#*	Neogen Corp.	609,402	14,095,468
*	NeoGenomics, Inc.	192,441	1,947,503
*	Neurocrine Biosciences, Inc.	29,728	2,798,297
#*	NextCure, Inc.	104,408	448,954
#*	NextGen Healthcare, Inc.	396,108	6,781,369
#*	NGM Biopharmaceuticals, Inc.	86,241	1,248,770
*	Nkarta, Inc.	30,249	408,664
#*	Nurix Therapeutics, Inc.	19,387	309,417
*	NuVasive, Inc.	369,487	19,405,457
#*	Ocular Therapeutix, Inc.	28,786	128,961
#*	Omnicell, Inc.	358,795	39,510,505
*	Opiant Pharmaceuticals, Inc.	23,109	237,329
#*	OPKO Health, Inc.	343,945	811,710
#*	OptimizeRx Corp.	18,806	422,571
*	Option Care Health, Inc.	943,431	31,699,282
#*	OraSure Technologies, Inc.	369,125	1,129,523
#*	Organogenesis Holdings, Inc.	185,020	1,062,015
#*	Orgenesis, Inc.	5,985	11,132
#*	Orthofix Medical, Inc.	83,336	2,137,568
#*	OrthoPediatrics Corp.	100,089	4,729,205
#*	Otonomy, Inc.	186,577	266,805
#	Owens & Minor, Inc.	617,820	21,877,006
*	Pacira BioSciences, Inc.	200,458	11,337,904
#	Patterson Cos., Inc.	696,307	21,627,295
#*»††	PDL BioPharma, Inc.	1,354,466	3,291,352
#*	Pennant Group, Inc.	240,037	3,202,094
*	Penumbra, Inc.	32,541	4,535,565
	Perrigo Co. PLC	572,611	23,975,223
#*	PetIQ, Inc.	150,566	2,469,282
	Phibro Animal Health Corp., Class A	103,001	2,015,730
#*	Phreesia, Inc.	11,646	273,565
#*	Pieris Pharmaceuticals, Inc.	14,907	26,236
#*	PMV Pharmaceuticals, Inc.	52,370	782,932
*	PolarityTE, Inc.	4,300	5,805
#*	Poseida Therapeutics, Inc.	19,179	47,756
	Premier, Inc., Class A	449,921	17,303,962
*	Prestige Consumer Healthcare, Inc.	373,098	22,501,540
#*	Pro-Dex, Inc.	25,019	400,304
#»††	Progenic Pharmaceuticals, Inc.	310,647	329,286
#*	Progyny, Inc.	192,247	5,869,301
#	ProPhase Labs, Inc.	3,340	34,536
#*	Protagonist Therapeutics, Inc.	237,385	2,361,981
#*	Prothena Corp. PLC	380,436	11,816,342
#*	Provention Bio, Inc.	31,750	121,285
	Psychemedics Corp.	12,821	80,901
#*	Pulmonx Corp.	45,662	778,080
*	Quanterix Corp.	10,603	169,542
*	QuidelOrtho Corp.	171,976	17,548,431
*	R1 RCM, Inc.	441,009	11,025,225
#*	RadNet, Inc.	460,898	9,480,672
#*	RAPT Therapeutics, Inc.	82,940	1,527,755
*	REGENXBIO, Inc.	208,060	6,526,842
#*	Relmada Therapeutics, Inc.	68,181	1,745,434
#*	Repare Therapeutics, Inc.	16,094	203,428
#*	Replimune Group, Inc.	46,399	894,573
#*	REVOLUTION Medicines, Inc.	63,707	1,439,141
*»††	Rexahn Pharmaceuticals, Inc.	246	0

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Rocket Pharmaceuticals, Inc.	30,892	$447,934
#*	Sage Therapeutics, Inc.	46,505	1,600,237
*	Sangamo Therapeutics, Inc.	569,634	2,443,730
*	Satsuma Pharmaceuticals, Inc.	93,455	423,351
#*	Scholar Rock Holding Corp.	12,223	83,850
#*	Schrodinger, Inc.	45,296	1,417,765
#*	scPharmaceuticals, Inc.	43,976	220,760
*	SeaSpine Holdings Corp.	173,748	1,032,063
#	Select Medical Holdings Corp.	1,116,926	33,083,348
*	Semler Scientific, Inc.	3,435	106,588
#*	Sensus Healthcare, Inc.	76,805	864,824
#*	Seres Therapeutics, Inc.	161,793	664,969
*	Sharps Compliance Corp.	63,296	546,244
#*	Shockwave Medical, Inc.	9,073	1,913,768
#*	SI-BONE, Inc.	166,961	2,243,956
#	SIGA Technologies, Inc.	364,083	6,258,587
#	Simulations Plus, Inc.	43,237	2,773,654
#*	Sonida Senior Living, Inc.	15,275	274,186
#*	Sotera Health Co.	105,202	2,019,878
*	Spero Therapeutics, Inc.	45,205	33,099
*	SQZ Biotechnologies Co.	5,803	16,190
#*	STAAR Surgical Co.	157,826	12,736,558
#*	Standard BioTools, Inc.	265,551	385,049
#*	Stoke Therapeutics, Inc.	57,862	855,779
#»††	Strongbridge LLC	207,363	62,209
*	SunLink Health Systems, Inc.	17,286	18,627
*	Supernus Pharmaceuticals, Inc.	424,993	13,493,528
*	Surface Oncology, Inc.	15,652	26,765
*	Surgalign Holdings, Inc.	14,985	49,900
#*	Surgery Partners, Inc.	362,570	14,278,007
#*	Surmodics, Inc.	129,508	4,506,878
#*	Sutro Biopharma, Inc.	59,861	350,187
*	Syndax Pharmaceuticals, Inc.	277,541	5,653,510
#*	Synlogic, Inc.	12,810	12,504
*	Taro Pharmaceutical Industries Ltd.	34,444	1,229,306
#*	Tarsus Pharmaceuticals, Inc.	41,297	620,281
*	Tenet Healthcare Corp.	623,478	41,224,365
»††	Tetraphase Pharmaceuticals, Inc.	2,198	264
#*	TransMedics Group, Inc.	118,073	4,767,788
#*	Travere Therapeutics, Inc.	203,874	4,799,194
*	Trevi Therapeutics, Inc.	7,955	24,342
#*	Tricida, Inc.	14,938	136,832
*	Turning Point Therapeutics, Inc.	44,693	3,351,081
#*	Twist Bioscience Corp.	763	33,374
#	U.S. Physical Therapy, Inc.	105,688	13,716,189
#*	UFP Technologies, Inc.	46,898	3,776,227
*	Ultragenyx Pharmaceutical, Inc.	40,987	2,183,787
*	United Therapeutics Corp.	27,359	6,321,844
#	Utah Medical Products, Inc.	37,996	3,470,555
*	Vanda Pharmaceuticals, Inc.	285,784	3,080,752
*	Vapotherm, Inc.	2,460	5,609
#*	Varex Imaging Corp.	213,176	4,751,693
*	Vaxcyte, Inc.	9,585	221,222
*	Verastem, Inc.	236,980	253,569
#*	Vericel Corp.	70,167	2,283,234
#*	ViewRay, Inc.	573,693	1,749,764
*	Viking Therapeutics, Inc.	291,346	876,951
*	Viracta Therapeutics, Inc.	7,202	23,911
#*	Viridian Therapeutics, Inc.	5,217	69,073

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Voyager Therapeutics, Inc.	45,867	$307,309
*	XBiotech, Inc.	26,349	136,224
*	Xencor, Inc.	101,857	2,922,277
#*	Xenon Pharmaceuticals, Inc.	58,616	1,943,120
*	XOMA Corp.	1,632	38,352
#*	Y-mAbs Therapeutics, Inc.	36,257	565,247
TOTAL HEALTH CARE			1,579,524,003
INDUSTRIALS — (19.4%)
#	AAON, Inc.	409,694	24,651,288
*	AAR Corp.	250,359	11,148,486
	ABM Industries, Inc.	462,928	20,757,692
	ACCO Brands Corp.	723,809	5,189,711
	Acme United Corp.	21,848	629,222
	Acuity Brands, Inc.	61,400	11,199,360
#*	Aerojet Rocketdyne Holdings, Inc.	707,916	30,928,850
#*	AeroVironment, Inc.	156,741	13,580,040
	Air Lease Corp.	351,232	13,034,220
*	Air T, Inc.	1,157	17,424
*	Air Transport Services Group, Inc.	428,720	13,436,085
	Alamo Group, Inc.	92,518	11,972,754
*	Alaska Air Group, Inc.	310,615	13,769,563
	Albany International Corp., Class A	242,574	22,139,729
*	Allegiant Travel Co.	105,438	12,158,056
	Allied Motion Technologies, Inc.	159,674	4,301,618
	Allison Transmission Holdings, Inc.	154,422	6,465,649
#*	Alpha Pro Tech Ltd.	20,453	99,606
*	Alta Equipment Group, Inc.	71,908	808,246
	Altra Industrial Motion Corp.	154,962	6,466,564
#*	Ameresco, Inc., Class A	210,179	12,026,442
*	American Superconductor Corp.	44,463	273,003
*	American Woodmark Corp.	118,336	5,942,834
*	API Group Corp.	46,854	829,784
#	Apogee Enterprises, Inc.	200,628	8,348,131
	Applied Industrial Technologies, Inc.	272,046	27,365,107
#	ARC Document Solutions, Inc.	108,633	305,259
#	ArcBest Corp.	198,327	17,571,772
	Arcosa, Inc.	87,211	4,496,599
	Argan, Inc.	112,231	4,170,504
	Armstrong World Industries, Inc.	332,559	29,714,147
*	Art's-Way Manufacturing Co., Inc.	3,300	7,128
#*	ASGN, Inc.	383,666	39,809,184
	Astec Industries, Inc.	130,754	6,423,944
*	Astronics Corp.	119,098	1,336,280
#*	Astronics Corp., Class B	46,658	501,574
*	Atkore, Inc.	257,880	25,599,748
#*	Atlas Air Worldwide Holdings, Inc.	223,291	16,905,362
*	Avalon Holdings Corp., Class A	19,443	49,385
*	AZEK Co., Inc.	241,806	5,000,548
	AZZ, Inc.	130,080	5,533,603
#*	Babcock & Wilcox Enterprises, Inc.	175,910	1,400,244
	Barnes Group, Inc.	361,656	12,231,206
	Barrett Business Services, Inc.	61,094	4,984,659
*	Beacon Roofing Supply, Inc.	499,850	30,000,997
#*	Beam Global	3,356	52,958
#	BGSF, Inc.	41,100	534,711
#*	Blue Bird Corp.	135,864	1,516,242
#*	BlueLinx Holdings, Inc.	48,146	3,851,680
#	Boise Cascade Co.	305,755	21,619,936

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Brady Corp., Class A	359,993	$17,225,665
*	BrightView Holdings, Inc.	55,392	727,851
	Brink's Co.	314,995	17,935,815
#*	Broadwind, Inc.	23,943	50,759
	BWX Technologies, Inc.	109,102	6,183,901
*	CACI International, Inc., Class A	76,400	23,094,956
*	Casella Waste Systems, Inc., Class A	415,573	33,640,634
*	CBIZ, Inc.	405,020	18,477,012
*	CECO Environmental Corp.	215,730	1,671,907
#*	Chart Industries, Inc.	257,176	50,172,466
	Chicago Rivet & Machine Co.	3,325	93,100
#*	Cimpress PLC	169,297	6,804,046
#*	CIRCOR International, Inc.	115,619	2,012,927
*	Civeo Corp.	24,516	727,390
*	Clean Harbors, Inc.	368,946	36,005,440
	Columbus McKinnon Corp.	170,227	5,634,514
	Comfort Systems USA, Inc.	299,106	31,603,540
#*	Commercial Vehicle Group, Inc.	268,451	2,067,073
	CompX International, Inc.	21,268	483,847
#*	Concrete Pumping Holdings, Inc.	71,441	466,510
*	Construction Partners, Inc., Class A	56,122	1,334,581
#*	Copa Holdings SA, Class A	100,925	6,784,178
	Costamare, Inc.	501,755	5,885,586
#	Covenant Logistics Group, Inc.	141,536	4,737,210
*	CPI Aerostructures, Inc.	4,192	4,947
	CRA International, Inc.	57,098	5,653,273
	Crane Holdings Co.	35,552	3,517,159
	CSW Industrials, Inc.	111,864	13,364,392
	Curtiss-Wright Corp.	49,885	7,155,504
#*	Daseke, Inc.	280,440	2,350,087
	Deluxe Corp.	226,626	5,697,378
*	DLH Holdings Corp.	31,169	553,250
	Donaldson Co., Inc.	55,261	3,006,751
	Douglas Dynamics, Inc.	193,737	6,172,461
*	Ducommun, Inc.	98,768	4,675,677
*	DXP Enterprises, Inc.	135,064	4,592,176
#*	Dycom Industries, Inc.	238,679	24,622,126
#	Eagle Bulk Shipping, Inc.	66,469	3,518,204
#	Eastern Co.	40,205	828,223
	EMCOR Group, Inc.	162,932	18,960,397
#	Encore Wire Corp.	157,337	21,786,454
*	Energy Recovery, Inc.	58,858	1,308,413
#	Enerpac Tool Group Corp.	367,635	7,462,990
#	EnerSys	288,995	19,047,660
#	Ennis, Inc.	180,293	3,939,402
	EnPro Industries, Inc.	142,383	13,309,963
	Esab Corp.	233,468	9,623,551
	ESCO Technologies, Inc.	181,670	14,088,508
*	Espey Manufacturing & Electronics Corp.	10,912	146,876
#*	EVI Industries, Inc.	7,443	60,735
*	Evoqua Water Technologies Corp.	207,396	7,903,862
	Exponent, Inc.	422,177	42,424,567
	Federal Signal Corp.	498,625	20,702,910
#	Flowserve Corp.	198,304	6,710,607
#*	Fluor Corp.	187,290	4,759,039
*	Forrester Research, Inc.	171,522	7,974,058
	Forward Air Corp.	195,379	20,501,118
*	Franklin Covey Co.	123,970	6,487,350
	Franklin Electric Co., Inc.	338,750	30,765,275

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Frontier Group Holdings, Inc.	69,924	$1,012,500
#*	FTI Consulting, Inc.	254,090	41,558,960
#*	FuelCell Energy, Inc.	798,861	2,867,911
*	Gates Industrial Corp. PLC	201,099	2,473,518
#	GATX Corp.	253,533	25,416,683
#	Genco Shipping & Trading Ltd.	262,762	5,066,051
*	Gencor Industries, Inc.	128,904	1,277,439
*	Gibraltar Industries, Inc.	233,395	10,920,552
	Global Industrial Co.	193,021	6,900,501
*	GMS, Inc.	212,110	11,256,678
	Gorman-Rupp Co.	261,535	8,029,124
	GrafTech International Ltd.	447,306	3,444,256
#	Graham Corp.	54,236	387,787
#	Granite Construction, Inc.	320,278	9,576,312
*	Great Lakes Dredge & Dock Corp.	525,365	6,792,969
#	Greenbrier Cos., Inc.	262,051	8,338,463
	Griffon Corp.	282,699	8,483,797
*	GXO Logistics, Inc.	86,469	4,150,512
	H&E Equipment Services, Inc.	293,663	10,498,452
#*	Harsco Corp.	248,738	1,196,430
#*	Hawaiian Holdings, Inc.	319,823	4,784,552
#*	Hayward Holdings, Inc.	128,972	1,505,103
#	Healthcare Services Group, Inc.	316,379	4,536,875
	Heartland Express, Inc.	533,875	8,477,935
	Heidrick & Struggles International, Inc.	165,783	5,162,483
	Helios Technologies, Inc.	232,798	16,021,158
	Herc Holdings, Inc.	196,597	24,381,960
*	Heritage-Crystal Clean, Inc.	187,745	6,300,722
#	Hexcel Corp.	100,707	6,093,781
	Hillenbrand, Inc.	71,725	3,313,695
	HireQuest, Inc.	703	10,510
#	HNI Corp.	308,414	10,893,182
*	Hub Group, Inc., Class A	245,607	18,764,375
*	Hudson Global, Inc.	10,669	300,759
*	Hudson Technologies, Inc.	227,516	2,027,168
	Hurco Cos., Inc.	43,507	1,102,032
*	Huron Consulting Group, Inc.	163,819	10,992,255
	Hyster-Yale Materials Handling, Inc.	66,288	2,292,902
*	IAA, Inc.	133,432	5,034,389
	ICF International, Inc.	139,635	13,174,562
*	IES Holdings, Inc.	209,332	6,907,956
#*»††	IKONICS Corp.	10,011	0
#*	Infrastructure & Energy Alternatives, Inc.	79,735	1,125,858
*	Innovative Solutions & Support, Inc.	86,484	607,983
	Insperity, Inc.	167,944	18,430,175
	Insteel Industries, Inc.	160,142	5,012,445
	Interface, Inc.	428,549	6,209,675
	ITT, Inc.	68,991	5,176,395
#*	JELD-WEN Holding, Inc.	261,340	4,646,625
*	JetBlue Airways Corp.	857,707	7,221,893
	John Bean Technologies Corp.	231,283	25,975,394
	Kadant, Inc.	63,412	12,926,536
	Kaman Corp.	160,103	4,927,970
#*	KAR Auction Services, Inc.	297,618	5,089,268
#	KBR, Inc.	768,073	40,884,526
	Kelly Services, Inc., Class A	178,410	3,867,929
	Kennametal, Inc.	400,855	10,762,957
	Kforce, Inc.	191,517	12,611,394
	Kimball International, Inc., Class B	226,238	1,852,889

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Kirby Corp.	118,943	$7,545,744
	Korn Ferry	400,297	26,223,456
*	Kratos Defense & Security Solutions, Inc.	781,856	11,250,908
	Landstar System, Inc.	102,262	16,012,184
#*	Lawson Products, Inc.	104,911	5,203,586
*	LB Foster Co., Class A	60,912	890,533
*	Limbach Holdings, Inc.	52,808	282,523
#	Lindsay Corp.	71,234	10,967,187
*	LS Starrett Co., Class A	7,582	52,998
	LSI Industries, Inc.	333,954	2,020,422
	Luxfer Holdings PLC	56,163	917,703
*	Manitex International, Inc.	112,645	704,031
*	Manitowoc Co., Inc.	190,066	2,172,454
	ManpowerGroup, Inc.	115,149	9,028,833
	ManTech International Corp., Class A	193,437	18,535,133
	Marten Transport Ltd.	542,259	11,691,104
*	Masonite International Corp.	101,018	9,195,669
#*	MasTec, Inc.	422,654	33,360,080
*	Mastech Digital, Inc.	78,783	1,167,564
*	Matrix Service Co.	126,448	700,522
#	Matson, Inc.	298,658	27,377,979
	Matthews International Corp., Class A	161,529	4,514,736
#	Maxar Technologies, Inc.	106,471	2,925,823
*	Mayville Engineering Co., Inc.	21,500	153,510
	McGrath RentCorp	177,417	14,966,898
	MDU Resources Group, Inc.	355,501	10,156,664
*	Mercury Systems, Inc.	237,752	14,029,746
*	Meritor, Inc.	546,005	19,885,502
#*	Mesa Air Group, Inc.	8,961	20,252
	Miller Industries, Inc.	81,493	1,958,277
#	MillerKnoll, Inc.	409,712	12,336,428
*	Mistras Group, Inc.	122,372	755,035
#*	Montrose Environmental Group, Inc.	19,531	783,584
	Moog, Inc., Class A	205,438	17,593,710
*	MRC Global, Inc.	416,556	4,840,381
	MSA Safety, Inc.	265,964	34,133,820
	MSC Industrial Direct Co., Inc., Class A	64,614	5,340,993
#	Mueller Industries, Inc.	409,700	27,585,101
	Mueller Water Products, Inc., Class A	1,180,743	15,373,274
*	MYR Group, Inc.	156,315	14,885,877
	National Presto Industries, Inc.	36,117	2,571,530
	Nielsen Holdings PLC	76,283	1,826,978
#	NL Industries, Inc.	209,206	1,951,892
*	NN, Inc.	165,370	479,573
#*	Northwest Pipe Co.	98,267	3,080,670
*	NOW, Inc.	539,850	5,970,741
#*	NV5 Global, Inc.	91,209	12,367,940
	nVent Electric PLC	337,083	11,902,401
#	Omega Flex, Inc.	74,297	8,543,412
#*	Orion Energy Systems, Inc.	130,159	275,937
*	Orion Group Holdings, Inc.	159,468	427,374
#	Oshkosh Corp.	138,240	11,902,464
*	P&F Industries, Inc., Class A	9,000	49,500
*	PAM Transportation Services, Inc.	159,762	5,716,284
	Pangaea Logistics Solutions Ltd.	61,682	313,345
#	Park Aerospace Corp.	103,700	1,265,140
#	Park-Ohio Holdings Corp.	71,784	1,274,166
*	Parsons Corp.	117,824	5,093,532
	Patriot Transportation Holding, Inc.	12,982	97,625

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Performant Financial Corp.	62,080	$160,787
*	Perma-Pipe International Holdings, Inc.	38,068	352,510
#*	PGT Innovations, Inc.	453,888	9,940,147
#	Pineapple Energy, Inc.	5,954	16,374
	Pioneer Power Solutions, Inc.	27,931	87,424
	Pitney Bowes, Inc.	856,144	2,799,591
#	Powell Industries, Inc.	61,112	1,464,244
	Preformed Line Products Co.	37,185	2,223,663
	Primoris Services Corp.	358,306	8,370,028
*	Proto Labs, Inc.	110,691	5,411,683
#*	Quad/Graphics, Inc.	52,271	166,222
#	Quanex Building Products Corp.	238,455	5,868,378
*	Radiant Logistics, Inc.	386,870	2,804,807
#*	RBC Bearings, Inc.	12,354	2,915,544
*	RCM Technologies, Inc.	90,833	1,618,644
#*	Red Violet, Inc.	21,203	500,391
	Regal Rexnord Corp.	270,462	36,323,047
*	Resideo Technologies, Inc.	291,113	6,552,954
	Resources Connection, Inc.	270,919	5,813,922
#	REV Group, Inc.	302,890	3,525,640
	Rush Enterprises, Inc., Class A	324,753	15,649,847
#	Rush Enterprises, Inc., Class B	75,714	4,107,484
	Ryder System, Inc.	21,895	1,714,816
#*	Saia, Inc.	198,107	47,119,750
	Schneider National, Inc., Class B	165,329	4,187,784
	Science Applications International Corp.	117,417	11,374,185
*	Servotronics, Inc.	1,500	16,665
#*	Shoals Technologies Group, Inc., Class A	36,379	859,636
	Shyft Group, Inc.	354,884	9,205,691
*	SIFCO Industries, Inc.	14,255	45,617
#	Simpson Manufacturing Co., Inc.	344,633	35,593,696
*	SiteOne Landscape Supply, Inc.	42,514	5,923,476
*	SkyWest, Inc.	259,239	6,260,622
*	SP Plus Corp.	186,339	6,383,974
*	Spirit Airlines, Inc.	56,339	1,395,517
*	SPX Corp.	251,708	14,883,494
	Standex International Corp.	93,097	9,037,857
	Steelcase, Inc., Class A	529,875	5,897,509
*	Stericycle, Inc.	136,408	6,393,443
*	Sterling Construction Co., Inc.	226,857	5,832,493
#*	Sunrun, Inc.	432,754	14,146,728
*	Sunworks, Inc.	12,686	30,193
*	Taylor Devices, Inc.	769	6,537
	Tecnoglass, Inc.	27,965	626,696
	Tennant Co.	141,670	9,496,140
#	Terex Corp.	438,504	14,694,269
	Tetra Tech, Inc.	289,234	44,330,895
#	Textainer Group Holdings Ltd.	316,146	10,739,480
*	Thermon Group Holdings, Inc.	166,848	2,597,823
	Timken Co.	461,802	30,192,615
*	Titan International, Inc.	445,500	7,466,580
*	Titan Machinery, Inc.	185,837	5,227,595
#*	TPI Composites, Inc.	179,815	2,961,553
#*	Transcat, Inc.	46,873	2,921,125
*	TriNet Group, Inc.	389,730	32,152,725
	Trinity Industries, Inc.	426,788	11,075,149
#	Triton International Ltd.	503,200	32,245,056
*	Triumph Group, Inc.	100,374	1,559,812
*	TrueBlue, Inc.	266,168	5,759,876

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	254,604	$2,311,804
*	Twin Disc, Inc.	65,590	579,816
	UFP Industries, Inc.	457,323	42,169,754
*	Ultralife Corp.	83,138	372,458
	UniFirst Corp.	107,346	21,028,008
*	Univar Solutions, Inc.	408,417	11,043,596
#	Universal Logistics Holdings, Inc.	131,610	3,954,880
*	USA Truck, Inc.	66,052	2,059,501
	Valmont Industries, Inc.	151,578	41,150,395
*	Vectrus, Inc.	93,531	3,108,970
*	Veritiv Corp.	152,822	18,952,984
*	Viad Corp.	56,566	1,910,234
*	Vicor Corp.	117,439	8,568,349
#*	Virco Mfg. Corp.	20,526	86,209
	VSE Corp.	81,559	3,421,400
#	Wabash National Corp.	394,332	7,121,636
	Watts Water Technologies, Inc., Class A	208,817	28,843,892
#	Werner Enterprises, Inc.	477,672	20,998,461
*	WESCO International, Inc.	400,411	51,188,542
#*	Willdan Group, Inc.	34,697	944,105
*	Willis Lease Finance Corp.	27,556	1,075,511
*	WillScot Mobile Mini Holdings Corp.	726,712	28,058,350
#	Woodward, Inc.	58,428	6,117,412
*	XPO Logistics, Inc.	176,828	10,563,705
#*	Yellow Corp.	64,056	308,750
	Zurn Water Solutions Corp.	813,686	23,556,210
TOTAL INDUSTRIALS			2,946,886,609
INFORMATION TECHNOLOGY — (11.4%)
#*	3D Systems Corp.	143,260	1,638,894
#*	908 Devices, Inc.	10,293	231,593
	A10 Networks, Inc.	131,063	1,954,149
*	ACI Worldwide, Inc.	827,929	23,620,814
*»††	Actua Corp.	41,860	0
#	ADTRAN Holdings, Inc.	372,658	8,977,331
#	Advanced Energy Industries, Inc.	272,581	24,393,274
*	Agilysys, Inc.	262,913	12,698,698
*	Airgain, Inc.	51,327	423,961
#*	Akoustis Technologies, Inc.	11,669	49,943
*	Alarm.com Holdings, Inc.	352,837	24,970,274
#*	Alithya Group, Inc., Class A	70,703	161,910
#*	ALJ Regional Holdings, Inc.	143,756	296,137
#*	Alkami Technology, Inc.	1,713	23,845
#*	Alpha & Omega Semiconductor Ltd.	217,922	9,154,903
*	Altair Engineering, Inc., Class A	121,732	7,171,232
*	Ambarella, Inc.	163,554	14,155,599
	American Software, Inc., Class A	321,621	5,750,583
#	Amkor Technology, Inc.	1,892,325	38,168,195
#*	Amtech Systems, Inc.	135,906	1,062,785
*	Appfolio, Inc., Class A	97,819	9,958,952
*	Arlo Technologies, Inc.	632,262	4,444,802
*	AstroNova, Inc.	52,300	624,985
*	Asure Software, Inc.	85,373	486,626
	Autoscope Technologies Corp.	43,218	220,412
#*	Avaya Holdings Corp.	172,253	154,787
*	Aviat Networks, Inc.	34,636	1,017,606
#*	Avid Technology, Inc.	476,664	13,375,192
	Avnet, Inc.	301,982	14,455,878
*	Aware, Inc.	108,494	222,413

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Axcelis Technologies, Inc.	271,595	$19,101,276
*	AXT, Inc.	353,555	3,100,677
#	Badger Meter, Inc.	232,894	22,402,074
#	Bel Fuse, Inc., Class A	8,354	244,772
	Bel Fuse, Inc., Class B	50,879	1,258,238
	Belden, Inc.	323,921	20,964,167
	Benchmark Electronics, Inc.	251,564	6,435,007
#*	Benefitfocus, Inc.	54,844	464,529
	BK Technologies Corp.	60,659	166,812
#*	Blackbaud, Inc.	267,442	16,399,543
#*	BM Technologies, Inc.	47,621	285,726
*	Box, Inc., Class A	365,302	10,389,189
*	Brightcove, Inc.	201,811	1,200,775
#*	CalAmp Corp.	323,571	1,524,019
*	Calix, Inc.	492,912	28,115,700
#*	Cambium Networks Corp.	76,278	1,437,840
*	Cantaloupe, Inc.	92,881	563,788
*	Casa Systems, Inc.	164,345	726,405
	Cass Information Systems, Inc.	109,427	3,989,708
*	CEVA, Inc.	140,876	5,244,813
*	ChannelAdvisor Corp.	154,980	2,284,405
*	Cirrus Logic, Inc.	398,636	34,067,433
#*	Clearfield, Inc.	121,073	11,931,744
*	Coda Octopus Group, Inc.	11,706	58,062
#*	Cognyte Software Ltd.	255,655	1,153,004
#*	Cohu, Inc.	333,850	9,541,433
*	CommScope Holding Co., Inc.	43,909	396,498
*	CommVault Systems, Inc.	262,977	14,750,380
*	Computer Task Group, Inc.	138,570	1,206,945
	Comtech Telecommunications Corp.	128,673	1,495,180
	Concentrix Corp.	122,398	16,371,956
*	Conduent, Inc.	292,961	1,365,198
#*	Consensus Cloud Solutions, Inc.	98,806	5,338,488
#*	CoreCard Corp.	36,368	866,286
#*	Corsair Gaming, Inc.	22,480	316,968
*	CPI Card Group, Inc.	500	8,420
*	CPS Technologies Corp.	4,114	15,057
	CSG Systems International, Inc.	260,660	17,008,065
*	CSP, Inc.	12,192	97,536
	CTS Corp.	247,725	10,077,453
*	CVD Equipment Corp.	8,212	40,649
*	CyberOptics Corp.	61,817	2,514,097
*	Daktronics, Inc.	203,942	770,901
#*	Data I/O Corp.	50,027	177,096
#*	Digi International, Inc.	248,250	7,072,642
#*	Diodes, Inc.	369,956	30,103,320
*	DoubleVerify Holdings, Inc.	73,998	1,696,774
#*	Duck Creek Technologies, Inc.	58,862	812,296
*	DXC Technology Co.	37,030	1,170,148
#*	DZS, Inc.	75,817	1,420,811
#	Ebix, Inc.	166,324	3,935,226
*	eGain Corp.	225,327	1,996,397
*	EMCORE Corp.	180,119	576,381
*	Envestnet, Inc.	234,310	13,653,244
*	ePlus, Inc.	178,288	9,907,464
*	Euronet Worldwide, Inc.	74,812	7,351,775
*	Everspin Technologies, Inc.	22,416	136,962
	EVERTEC, Inc.	422,179	16,460,759
*	Evo Payments, Inc., Class A	65,876	1,801,050

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	ExlService Holdings, Inc.	267,223	$44,992,337
*	Extreme Networks, Inc.	245,087	3,205,738
*	Fabrinet	282,178	27,106,019
*	FARO Technologies, Inc.	112,677	3,664,256
*	FormFactor, Inc.	601,595	21,392,718
*	Frequency Electronics, Inc.	70,696	466,594
*	Genasys, Inc.	4,009	13,430
*	Grid Dynamics Holdings, Inc.	35,857	676,622
*	GSI Technology, Inc.	125,098	512,902
	Hackett Group, Inc.	298,280	6,254,932
#*	Harmonic, Inc.	851,287	9,296,054
#*	I3 Verticals, Inc., Class A	111,560	3,026,623
*	Ichor Holdings Ltd.	198,417	6,202,515
#*	Identiv, Inc.	94,612	1,281,046
#*	II-VI, Inc.	161,697	8,511,730
#*	Immersion Corp.	29,726	167,952
#*	Infinera Corp.	577,798	3,784,577
	Information Services Group, Inc.	253,635	1,892,117
*	Innodata, Inc.	69,963	399,489
#*	Insight Enterprises, Inc.	265,837	24,831,834
#	InterDigital, Inc.	219,665	13,485,234
#*	International Money Express, Inc.	191,850	4,612,074
*	inTEST Corp.	78,387	664,722
*	Intevac, Inc.	175,623	846,503
*	IPG Photonics Corp.	99,407	10,594,798
*	Issuer Direct Corp.	19,640	490,804
*	Iteris, Inc.	199,321	524,214
#*	Itron, Inc.	323,324	18,882,122
	Jabil, Inc.	4,481	265,903
#*	Jamf Holding Corp.	64,076	1,566,017
*	Key Tronic Corp.	57,331	287,228
#*	Kimball Electronics, Inc.	179,265	3,943,830
#*	Knowles Corp.	644,615	12,731,146
#	Kulicke & Soffa Industries, Inc.	376,040	18,095,045
*	KVH Industries, Inc.	115,316	994,024
*	Kyndryl Holdings, Inc.	163,880	1,715,824
#*	Lantronix, Inc.	208,862	1,505,895
*	Lattice Semiconductor Corp.	718,184	44,168,316
#*	LGL Group, Inc.	13,443	183,228
#*	Limelight Networks, Inc.	855,906	2,165,442
	Littelfuse, Inc.	24,310	6,779,330
*	LiveRamp Holdings, Inc.	428,020	11,389,612
#*	Lumentum Holdings, Inc.	195,208	17,658,516
#*	Luna Innovations, Inc.	167,787	1,085,582
*	MACOM Technology Solutions Holdings, Inc., Class H	166,674	9,657,092
#*	Magnachip Semiconductor Corp.	165,329	2,522,921
*	Mandiant, Inc.	419,348	9,552,747
	Maximus, Inc.	102,585	6,857,807
*	MaxLinear, Inc.	427,804	17,287,560
	Methode Electronics, Inc.	264,204	10,895,773
#*	Mitek Systems, Inc.	207,179	2,254,108
	MKS Instruments, Inc.	17,252	2,039,186
#*	Model N, Inc.	69,834	1,754,230
#*	N-Able, Inc.	22,447	220,430
#*	Napco Security Technologies, Inc.	407,368	10,453,063
	National Instruments Corp.	177,093	6,729,534
*	NCR Corp.	741,211	24,052,297
*	Neonode, Inc.	9,943	45,738
*	NeoPhotonics Corp.	418,007	6,683,932

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	NETGEAR, Inc.	175,902	$4,534,754
#*	NetScout Systems, Inc.	517,914	18,427,380
#*	NetSol Technologies, Inc.	57,026	186,475
	Network-1 Technologies, Inc.	135,577	315,894
*	nLight, Inc.	70,609	865,666
#*	Novanta, Inc.	254,279	39,209,822
#	NVE Corp.	24,641	1,353,284
#*	Olo, Inc., Class A	10,327	110,602
*	ON24, Inc.	29,993	288,233
*	One Stop Systems, Inc.	4,116	16,052
*	OneSpan, Inc.	233,934	2,589,649
*	Onto Innovation, Inc.	287,368	23,923,386
*	Optical Cable Corp.	9,320	34,204
*	OSI Systems, Inc.	137,135	13,256,840
*	Paya Holdings, Inc.	43,439	303,639
#*	Paysafe Ltd.	112,448	226,020
	PC Connection, Inc.	104,371	4,950,317
	PC-Tel, Inc.	136,822	630,749
*	PDF Solutions, Inc.	271,611	7,328,065
#*	Perficient, Inc.	254,423	26,846,715
#*	PFSweb, Inc.	210,116	2,292,366
*	Photronics, Inc.	475,289	11,316,631
#*	Ping Identity Holding Corp.	226,709	3,888,059
#*	Pixelworks, Inc.	254,366	587,585
*	Plexus Corp.	235,023	22,080,411
	Power Integrations, Inc.	433,937	36,888,984
#*	Powerfleet, Inc.	45,642	125,516
	Progress Software Corp.	321,160	15,081,674
*	Q2 Holdings, Inc.	625	27,438
#*	Qualys, Inc.	271,023	33,151,533
#*	Rackspace Technology, Inc.	60,604	408,471
#*	Rambus, Inc.	632,279	15,984,013
*	RF Industries Ltd.	81,913	561,923
#*	Ribbon Communications, Inc.	367,445	1,245,639
#	Richardson Electronics Ltd.	82,077	1,282,864
#*	Rimini Street, Inc.	144,181	1,012,151
*	Rogers Corp.	125,982	33,920,653
#*	Sailpoint Technologies Holdings, Inc.	268,866	17,145,585
*	Sanmina Corp.	516,878	23,802,232
	Sapiens International Corp. NV	67,862	1,785,449
*	ScanSource, Inc.	183,195	5,853,080
*	SecureWorks Corp., Class A	14,977	148,722
#*	SEMrush Holdings, Inc., Class A	2,112	25,682
*	Semtech Corp.	464,787	28,970,174
#*	Shift4 Payments, Inc., Class A	34,711	1,264,522
#*	ShotSpotter, Inc.	36,599	1,229,360
#*	SigmaTron International, Inc.	7,390	51,730
#*»††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	131,361	19,373,120
#*	SMART Global Holdings, Inc.	365,586	7,172,797
#*	Smith Micro Software, Inc.	115,421	310,482
*	Socket Mobile, Inc.	46,860	132,145
#	SolarWinds Corp.	66,824	715,685
*	SPS Commerce, Inc.	131,977	15,805,566
#*	SRAX, Inc.	73,861	190,561
»	SRAX, Inc.	70,653	12,011
*	StarTek, Inc.	201,538	644,922
*	Stratasys Ltd.	248,436	5,115,297
*	Sumo Logic, Inc.	17,985	121,758

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Super Micro Computer, Inc.	159,782	$8,629,826
	Switch, Inc., Class A	212,237	7,175,733
*	Synaptics, Inc.	264,687	38,366,381
*	Telos Corp.	17,524	139,141
*	Teradata Corp.	309,886	11,865,535
#*	Terawulf, Inc.	10,011	14,416
*	TESSCO Technologies, Inc.	63,881	359,011
*	TransAct Technologies, Inc.	55,883	251,473
#*	Trio-Tech International	12,740	62,299
#	TTEC Holdings, Inc.	370,224	27,089,290
*	TTM Technologies, Inc.	740,238	10,015,420
#*	Tucows, Inc., Class A	5,038	233,108
#*	Turtle Beach Corp.	74,209	964,717
*	Ultra Clean Holdings, Inc.	343,883	11,554,469
*	Unisys Corp.	337,933	4,636,441
	Universal Display Corp.	45,612	5,266,362
*	Upland Software, Inc.	131,780	1,491,750
*	Usio, Inc.	44,719	97,487
#*	Veeco Instruments, Inc.	288,021	6,278,858
*	Verint Systems, Inc.	376,528	17,196,034
#*	Verra Mobility Corp.	235,331	3,880,608
*	Vertex, Inc., Class A	22,122	248,873
#*	Viasat, Inc.	184,243	6,067,122
*	Viavi Solutions, Inc.	1,284,624	19,012,435
	Vishay Intertechnology, Inc.	929,976	19,213,304
*	Vishay Precision Group, Inc.	91,442	2,851,162
	Vontier Corp.	288,261	7,437,134
	Wayside Technology Group, Inc.	21,448	675,612
	Western Union Co.	338,664	5,764,061
*	WEX, Inc.	4,122	685,118
*	Wireless Telecom Group, Inc.	83,275	118,251
	Xerox Holdings Corp.	313,557	5,371,231
	Xperi Holding Corp.	683,624	11,457,538
*	Yext, Inc.	111,208	487,091
TOTAL INFORMATION TECHNOLOGY			1,737,232,474
MATERIALS — (5.7%)
*	Advanced Emissions Solutions, Inc.	96,972	474,193
	AdvanSix, Inc.	161,777	6,356,218
*	AgroFresh Solutions, Inc.	13,446	23,799
#*	Allegheny Technologies, Inc.	546,885	13,611,968
	Alpha Metallurgical Resources, Inc.	40,358	5,519,360
	American Vanguard Corp.	220,920	5,171,737
#*	Ampco-Pittsburgh Corp.	13,671	60,152
*	Arconic Corp.	213,329	6,444,669
	Ardagh Metal Packaging SA	28,475	192,491
	Ashland Global Holdings, Inc.	214,362	21,536,950
#*	Aspen Aerogels, Inc.	23,722	310,284
	Avient Corp.	522,210	22,533,362
*	Axalta Coating Systems Ltd.	136,142	3,433,501
	Balchem Corp.	231,262	31,396,129
#	Cabot Corp.	374,530	27,812,598
#	Caledonia Mining Corp. PLC	6,428	72,058
	Carpenter Technology Corp.	315,672	10,145,698
#*	Century Aluminum Co.	612,770	4,834,755
	Chase Corp.	59,188	5,381,373
	Chemours Co.	437,661	15,576,355
*	Clearwater Paper Corp.	94,336	3,367,795
#*	Coeur Mining, Inc.	1,041,961	3,344,695

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Commercial Metals Co.	840,801	$33,312,536
	Compass Minerals International, Inc.	142,402	5,301,626
*	Core Molding Technologies, Inc.	56,365	612,124
	Eagle Materials, Inc.	138,372	17,497,139
	Ecovyst, Inc.	192,685	1,971,168
	Element Solutions, Inc.	1,771,575	35,006,322
#*	Ferroglobe PLC	351,235	2,160,095
	Fortitude Gold Corp.	181,671	1,099,110
#	Friedman Industries, Inc.	81,854	789,073
	FutureFuel Corp.	240,707	1,730,683
#*	GCP Applied Technologies, Inc.	109,218	3,440,367
	Glatfelter Corp.	216,699	1,330,532
#	Gold Resource Corp.	42,922	75,543
	Graphic Packaging Holding Co.	1,309,040	29,126,140
	Greif, Inc., Class A	196,402	13,869,909
#	Greif, Inc., Class B	22,886	1,597,901
	Hawkins, Inc.	194,005	7,711,699
#	Haynes International, Inc.	116,636	4,509,148
#	HB Fuller Co.	338,244	21,715,265
#	Hecla Mining Co.	2,628,556	11,907,359
	Huntsman Corp.	133,581	3,868,506
*	Ingevity Corp.	138,538	9,295,900
	Innospec, Inc.	188,998	19,277,796
#*	Intrepid Potash, Inc.	74,208	3,383,885
#	Kaiser Aluminum Corp.	151,052	11,445,210
	Koppers Holdings, Inc.	152,165	3,581,964
#	Kronos Worldwide, Inc.	219,878	3,863,256
#*	Livent Corp.	487,226	12,127,055
#	Louisiana-Pacific Corp.	656,284	41,759,351
*	LSB Industries, Inc.	320,473	4,425,732
	Materion Corp.	107,876	8,839,359
	Mercer International, Inc.	471,625	7,527,135
#	Minerals Technologies, Inc.	246,439	16,464,590
*	MP Materials Corp.	25,942	870,873
	Myers Industries, Inc.	350,243	8,521,412
	NewMarket Corp.	5,993	1,862,624
#	Nexa Resources SA	3,544	23,638
	Northern Technologies International Corp.	71,145	793,267
#*	O-I Glass, Inc.	258,683	3,805,227
	Olin Corp.	716,111	37,431,122
#	Olympic Steel, Inc.	80,597	2,396,149
#	Orion Engineered Carbons SA	177,568	3,070,151
	Pactiv Evergreen, Inc.	63,927	653,334
#	Quaker Chemical Corp.	22,620	3,669,190
#	Ramaco Resources, Inc.	162,306	1,905,472
#*	Ranpak Holdings Corp.	8,424	43,047
#*	Rayonier Advanced Materials, Inc.	411,343	1,456,154
*	Resolute Forest Products, Inc.	595,780	12,082,418
	Royal Gold, Inc.	15,238	1,596,485
	Ryerson Holding Corp.	401,513	11,001,456
	Schnitzer Steel Industries, Inc., Class A	201,209	7,154,992
#	Schweitzer-Mauduit International, Inc.	362,153	7,913,043
#	Scotts Miracle-Gro Co.	42,010	3,736,790
#	Sensient Technologies Corp.	293,903	25,269,780
	Silgan Holdings, Inc.	656,892	29,231,694
#*	Smith-Midland Corp.	5,401	106,400
	Sonoco Products Co.	119,595	7,593,087
	Stepan Co.	176,032	19,752,551
*	Summit Materials, Inc., Class A	619,690	17,047,672

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	SunCoke Energy, Inc.	423,033	$3,130,444
	Sylvamo Corp.	47,330	1,857,229
*	Synalloy Corp.	65,246	901,047
#*	TimkenSteel Corp.	330,010	6,695,903
	Tredegar Corp.	170,732	1,789,271
#	TriMas Corp.	331,524	9,813,110
#	Trinseo PLC	221,161	7,910,929
	Tronox Holdings PLC, Class A	836,461	13,057,156
*	U.S. Gold Corp.	17,209	71,073
#	U.S. Steel Corp.	1,092,000	25,825,800
#	United States Lime & Minerals, Inc.	41,638	4,283,301
*	Universal Stainless & Alloy Products, Inc.	44,385	377,273
	Valvoline, Inc.	1,130,165	36,413,916
*	Venator Materials PLC	138,709	238,580
	Warrior Met Coal, Inc.	159,462	5,091,622
#	Worthington Industries, Inc.	334,775	17,143,828
TOTAL MATERIALS			871,812,128
REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	7,090	82,102
#*	AMREP Corp.	8,253	116,367
*	CKX Lands, Inc.	5,107	56,432
#*	Compass, Inc., Class A	30,173	115,261
#*	Comstock Holding Cos., Inc.	23,978	107,182
#*	Cushman & Wakefield PLC	403,614	6,780,715
#	Douglas Elliman, Inc.	359,138	2,154,828
#	eXp World Holdings, Inc.	24,673	366,641
*	Five Point Holdings LLC, Class A	90,771	383,054
#*	Forestar Group, Inc.	141,303	1,955,633
*	FRP Holdings, Inc.	94,631	5,583,229
#*	Howard Hughes Corp.	72,732	5,155,971
*	InterGroup Corp.	1,407	63,491
*»	JW Mays, Inc.	200	8,796
	Kennedy-Wilson Holdings, Inc.	925,465	19,120,107
#	Marcus & Millichap, Inc.	263,368	10,777,019
*	Maui Land & Pineapple Co., Inc.	93,162	885,971
	Newmark Group, Inc., Class A	433,853	4,945,924
#*	Rafael Holdings, Inc., Class B	95,406	192,720
#	RE/MAX Holdings, Inc., Class A	97,640	2,474,198
*	Realogy Holdings Corp.	379,643	3,769,855
	RMR Group, Inc., Class A	61,182	1,768,772
#	St. Joe Co.	286,318	12,031,082
*	Stratus Properties, Inc.	47,741	1,511,957
*	Tejon Ranch Co.	153,171	2,530,385
TOTAL REAL ESTATE			82,937,692
UTILITIES — (3.1%)
	ALLETE, Inc.	235,378	14,609,912
	American States Water Co.	263,790	22,994,574
	Artesian Resources Corp., Class A	89,685	4,624,159
#	Atlantica Sustainable Infrastructure PLC	318,459	11,356,248
	Avista Corp.	465,167	19,657,957
#	Black Hills Corp.	240,367	18,556,332
#*	Cadiz, Inc.	6,609	25,048
#	California Water Service Group	394,285	23,688,643
	Chesapeake Utilities Corp.	135,606	18,595,651
	Clearway Energy, Inc., Class A	197,507	6,819,917
#	Clearway Energy, Inc., Class C	346,807	13,019,135

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Consolidated Water Co. Ltd.	109,567	$1,703,767
	Genie Energy Ltd., Class B	179,616	1,729,702
	Hawaiian Electric Industries, Inc.	373,334	15,792,028
	IDACORP, Inc.	47,836	5,344,238
	MGE Energy, Inc.	271,952	22,131,454
#	Middlesex Water Co.	132,725	12,623,475
	National Fuel Gas Co.	222,209	16,074,599
#	New Jersey Resources Corp.	557,242	25,739,008
#	Northwest Natural Holding Co.	215,501	11,565,939
#	NorthWestern Corp.	344,149	19,083,062
	OGE Energy Corp.	77,385	3,178,976
	ONE Gas, Inc.	157,558	13,382,976
#	Ormat Technologies, Inc.	275,641	23,853,972
	Otter Tail Corp.	317,590	22,317,049
	PNM Resources, Inc.	635,715	30,685,963
	Portland General Electric Co.	292,494	15,016,642
#*	Pure Cycle Corp.	110,147	1,163,152
#	RGC Resources, Inc.	23,431	473,540
	SJW Group	171,818	11,281,570
	South Jersey Industries, Inc.	281,929	9,664,526
	Southwest Gas Holdings, Inc.	196,234	17,064,509
#	Spire, Inc.	316,622	23,822,639
#*	Sunnova Energy International, Inc.	30,735	799,725
	Unitil Corp.	121,608	6,660,470
#	Via Renewables, Inc.	78,939	640,985
	York Water Co.	137,539	5,912,802
TOTAL UTILITIES			471,654,344
TOTAL COMMON STOCKS			14,017,098,313
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	26,140	682,254
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	8,794	465,202
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	132,885	3,740,713
TOTAL PREFERRED STOCKS			4,888,169
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	0
INFORMATION TECHNOLOGY — (0.0%)
*»††	Social Reality, Inc. Rights Exp 12/31/19	11,370	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $7,982,323,666)			14,021,986,482

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 1.880%	121,866,377	121,866,377

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (7.1%)
@§	The DFA Short Term Investment Fund	92,749,899	$1,072,838,076
TOTAL INVESTMENTS — (100.0%)
(Cost $9,176,923,442)^^			$15,216,690,935
As of July 31, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	610	09/16/22	$119,340,997	$126,071,750	$6,730,753
Total Futures Contracts			$119,340,997	$126,071,750	$6,730,753
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$381,199,811	$57,866	—	$381,257,677
Consumer Discretionary	1,698,143,028	30,891	—	1,698,173,919
Consumer Staples	550,941,920	166,047	—	551,107,967
Energy	762,356,549	—	—	762,356,549
Financials	2,933,936,846	218,105	—	2,934,154,951
Health Care	1,572,642,031	462	$6,881,510	1,579,524,003
Industrials	2,946,881,662	4,947	—	2,946,886,609
Information Technology	1,737,220,463	12,011	—	1,737,232,474
Materials	871,812,128	—	—	871,812,128
Real Estate	82,928,896	8,796	—	82,937,692
Utilities	471,654,344	—	—	471,654,344
Preferred Stocks
Communication Services	682,254	—	—	682,254
Consumer Discretionary	465,202	—	—	465,202
Industrials	3,740,713	—	—	3,740,713
Temporary Cash Investments	121,866,377	—	—	121,866,377
Securities Lending Collateral	—	1,072,838,076	—	1,072,838,076
Futures Contracts**	6,730,753	—	—	6,730,753
TOTAL	$14,143,202,977	$1,073,337,201	$6,881,510^	$15,223,421,688
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.7%)
COMMUNICATION SERVICES — (3.0%)
*	AMC Networks, Inc., Class A	144,818	$4,419,845
*	Anterix, Inc.	74,772	3,326,606
	ATN International, Inc.	96,166	4,427,483
*	Audacy, Inc., Class A	338,394	215,557
*	Ballantyne Strong, Inc.	72,905	207,779
#*	Boston Omaha Corp., Class A	86,318	2,106,159
#*	Cargurus, Inc.	138,089	3,354,182
*	Cars.com, Inc.	324,573	3,816,979
#*	Cinemark Holdings, Inc.	443,395	8,127,430
#*	Clear Channel Outdoor Holdings, Inc.	81,918	126,973
	Cogent Communications Holdings, Inc.	99,339	6,338,822
#*	comScore, Inc.	180,180	362,162
*	Consolidated Communications Holdings, Inc.	527,919	3,484,265
#*»††	Contra Costa Communications	22,311	0
#*	Cumulus Media, Inc., Class A	47,821	379,699
#*	Daily Journal Corp.	2,091	565,197
#	DallasNews Corp.	60,028	394,984
*	DHI Group, Inc.	215,178	1,052,220
#*	Dolphin Entertainment, Inc.	11,240	51,479
#*	EchoStar Corp., Class A	174,825	3,454,542
*	Emerald Holding, Inc.	34,424	108,436
	Entravision Communications Corp., Class A	810,206	4,342,704
#*	EverQuote, Inc., Class A	44,145	461,315
*	EW Scripps Co., Class A	537,164	7,659,959
*	Fluent, Inc.	25,093	28,104
*	Gaia, Inc.	56,766	225,361
*	Gannett Co., Inc.	216,635	652,071
*	Gogo, Inc.	108,093	1,876,494
	Gray Television, Inc.	596,599	11,078,843
	Gray Television, Inc., Class A	13,635	229,068
*	Hemisphere Media Group, Inc.	89,354	695,174
*	IDT Corp., Class B	243,518	6,338,774
*	iHeartMedia, Inc., Class A	323,894	2,422,727
*	IMAX Corp.	271,206	4,558,973
*	Insignia Systems, Inc.	4,206	36,887
*	Integral Ad Science Holding Corp.	4,466	42,293
	John Wiley & Sons, Inc., Class A	121,777	6,359,195
#*	Lee Enterprises, Inc.	15,036	281,173
*	Liberty Latin America Ltd., Class A	202,027	1,488,939
*	Liberty Latin America Ltd., Class C	663,676	4,871,382
#*	Liberty Media Corp.-Liberty Braves, Class A	47,039	1,357,546
#*	Liberty Media Corp.-Liberty Braves, Class C	144,236	3,991,010
*	LICT Corp.	0	14,723
#*	Lions Gate Entertainment Corp., Class A	345,369	3,025,432
*	Lions Gate Entertainment Corp., Class B	431,629	3,586,837
#*	Madison Square Garden Entertainment Corp.	113,983	6,637,230
#*	Magnite, Inc.	192,258	1,468,851
#*	Marcus Corp.	152,797	2,510,455
*	Ooma, Inc.	75,610	902,027
*»	Pegasus Cos., Inc.	41	2,460
#*	PubMatic, Inc., Class A	95,853	1,590,201
*	QuinStreet, Inc.	254,803	2,739,132
#*	Reading International, Inc., Class A	128,253	597,659

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*»	Reading International, Inc., Class B	11,620	$239,372
	Saga Communications, Inc., Class A	24,006	561,980
*	Salem Media Group, Inc.	9,952	21,596
	Scholastic Corp.	144,995	6,824,915
*	Sciplay Corp., Class A	111,803	1,524,993
	Shenandoah Telecommunications Co.	380,425	8,483,478
#	Shutterstock, Inc.	146,902	8,299,963
	Sinclair Broadcast Group, Inc., Class A	213,574	4,664,456
	Spok Holdings, Inc.	95,875	633,734
*	TechTarget, Inc.	192,094	12,522,608
	Telephone & Data Systems, Inc.	518,758	8,201,564
*	Telesat Corp.	31,444	381,730
#*	Thryv Holdings, Inc.	122,579	2,983,573
*	Townsquare Media, Inc., Class A	107,262	858,096
#*	Travelzoo	50,228	255,661
*	TripAdvisor, Inc.	237,752	4,519,666
*	TrueCar, Inc.	288,254	740,813
*	U.S. Cellular Corp.	95,396	2,794,149
*	Urban One, Inc.	56,025	196,648
*	Urban One, Inc.	20,747	104,357
*	WideOpenWest, Inc.	398,809	7,330,109
*	Yelp, Inc.	298,286	9,145,449
*	Zedge, Inc., Class B	24,863	68,622
TOTAL COMMUNICATION SERVICES			209,751,330
CONSUMER DISCRETIONARY — (10.8%)
#	Cheesecake Factory, Inc.	216,941	6,341,185
*	1-800-Flowers.com, Inc., Class A	284,991	2,841,360
#*	2U, Inc.	40,521	396,701
	Aaron's Co., Inc.	68,031	885,764
#*	Abercrombie & Fitch Co., Class A	371,354	6,613,815
	Academy Sports & Outdoors, Inc.	43,760	1,882,993
#	Acushnet Holdings Corp.	147,332	7,179,488
*	Adient PLC	58,979	1,992,311
*	Adtalem Global Education, Inc.	226,123	9,067,532
	AMCON Distributing Co.	5,890	1,104,552
*	American Axle & Manufacturing Holdings, Inc.	535,583	4,772,045
#	American Eagle Outfitters, Inc.	84,317	1,015,177
*	American Outdoor Brands, Inc.	83,533	659,911
*	American Public Education, Inc.	81,219	1,275,950
#*	America's Car-Mart, Inc.	61,632	6,383,226
	Ark Restaurants Corp.	36,613	730,063
	Arko Corp.	194,701	1,777,620
#*	Asbury Automotive Group, Inc.	942	161,685
#*	Barnes & Noble Education, Inc.	188,267	510,204
	Bassett Furniture Industries, Inc.	83,006	1,904,988
*	BBQ Holdings, Inc.	60,547	726,564
*	Beazer Homes USA, Inc.	98,593	1,454,247
#*	Bed Bath & Beyond, Inc.	131,858	663,246
#	Big Lots, Inc.	132,731	2,679,839
*	Biglari Holdings, Inc., Class A	794	476,005
*	Biglari Holdings, Inc., Class B	9,088	1,092,468
*	BJ's Restaurants, Inc.	169,344	3,974,504
#	Bloomin' Brands, Inc.	372,597	7,597,253
	Bluegreen Vacations Holding Corp.	64,097	1,684,469
*	Boot Barn Holdings, Inc.	208,553	12,992,852
*	Brinker International, Inc.	201,720	5,597,730
#	Buckle, Inc.	217,229	6,560,316
	Build-A-Bear Workshop, Inc.	136,220	2,175,433

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Caleres, Inc.	227,259	$5,640,568
	Camping World Holdings, Inc., Class A	2,784	75,279
#	Canterbury Park Holding Corp.	10,905	230,641
#*	CarParts.com, Inc.	171,911	1,371,850
	Carriage Services, Inc.	184,714	6,701,424
	Carrols Restaurant Group, Inc.	218,032	542,900
#	Carter's, Inc.	29,592	2,411,156
	Cato Corp., Class A	166,546	2,056,843
*	Cavco Industries, Inc.	67,389	17,372,210
*	Century Casinos, Inc.	17,828	150,290
	Century Communities, Inc.	176,097	9,010,883
*	Charles & Colvard Ltd.	16,325	22,039
*	Chegg, Inc.	107,411	2,287,854
*	Chico's FAS, Inc.	461,662	2,317,543
#*	Children's Place, Inc.	58,764	2,546,832
*	Chuy's Holdings, Inc.	120,127	2,670,423
#*	Citi Trends, Inc.	82,951	2,038,936
#*	Conn's, Inc.	116,768	1,099,955
*	Container Store Group, Inc.	209,308	1,561,438
#*	ContextLogic, Inc., Class A	17,511	26,266
»	Contra Zagg, Inc.	155,163	13,965
*	Cooper-Standard Holdings, Inc.	37,895	163,327
#	Cracker Barrel Old Country Store, Inc.	60,956	5,795,087
	Crown Crafts, Inc.	12,250	80,115
	Culp, Inc.	149,674	751,363
	Dana, Inc.	447,945	7,507,558
*	Dave & Buster's Entertainment, Inc.	174,314	6,512,371
*	Delta Apparel, Inc.	77,427	1,811,018
#*	Denny's Corp.	285,478	2,771,991
	Designer Brands, Inc., Class A	224,146	3,234,427
#*	Destination XL Group, Inc.	13,013	53,874
#	Dillard's, Inc., Class A	10,433	2,371,943
#	Dine Brands Global, Inc.	73,321	5,228,521
*	Dorman Products, Inc.	58,180	5,881,416
*	Duluth Holdings, Inc., Class B	57,081	550,261
	Educational Development Corp.	72,586	245,341
*	El Pollo Loco Holdings, Inc.	259,561	2,522,933
#	Escalade, Inc.	71,194	897,756
#	Ethan Allen Interiors, Inc.	227,675	5,234,248
*	Everi Holdings, Inc.	329,857	6,336,553
#*	Express, Inc.	17,877	30,212
*	Fiesta Restaurant Group, Inc.	229,976	1,888,103
	Flanigan's Enterprises, Inc.	21,606	604,968
	Flexsteel Industries, Inc.	69,807	1,274,676
	Foot Locker, Inc.	59,951	1,700,810
*	Fossil Group, Inc.	221,782	1,337,345
#	Franchise Group, Inc.	163,940	5,398,544
#*	frontdoor, Inc.	59,089	1,581,813
*	Full House Resorts, Inc.	683	4,241
*	Funko, Inc., Class A	169,927	4,453,787
*	Garrett Motion, Inc.	87,412	577,793
*	Genesco, Inc.	114,985	6,444,909
*	Gentherm, Inc.	216,777	13,995,123
*	G-III Apparel Group Ltd.	303,230	6,698,351
#*	GoPro, Inc., Class A	569,884	3,624,462
	Graham Holdings Co., Class B	12,847	7,637,413
*	Grand Canyon Education, Inc.	36,892	3,544,214
#*	Green Brick Partners, Inc.	208,519	5,588,309
	Group 1 Automotive, Inc.	109,460	19,365,663

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Groupon, Inc.	98,683	$1,046,040
	Guess?, Inc.	473,394	8,951,881
	Hamilton Beach Brands Holding Co., Class A	90,877	1,075,984
#	Haverty Furniture Cos., Inc.	120,317	3,288,264
	Haverty Furniture Cos., Inc., Class A	18,389	490,619
#	Hibbett, Inc.	59,840	2,807,693
	Hooker Furnishings Corp.	83,803	1,386,102
*	Horizon Global Corp.	58,197	82,640
#*	Hovnanian Enterprises, Inc., Class A	13,652	662,259
#*	Inspired Entertainment, Inc.	33,401	345,366
	Installed Building Products, Inc.	107,651	10,917,964
*	iRobot Corp.	118,580	5,455,866
*	J Jill, Inc.	3,219	51,568
#	Jack in the Box, Inc.	96,603	6,679,131
	JOANN, Inc.	2,861	25,863
	Johnson Outdoors, Inc., Class A	72,568	4,884,552
	KB Home	82,438	2,690,776
#	Kontoor Brands, Inc.	146,754	5,356,521
#*	Koss Corp.	115,127	892,234
#*	Kura Sushi USA, Inc., Class A	3,460	292,162
#*	Lakeland Industries, Inc.	49,911	800,572
#*	Lands' End, Inc.	66,625	849,469
#*	Landsea Homes Corp.	5,889	43,343
	Laureate Education, Inc., Class A	710,240	8,409,242
*††	Lazare Kaplan International	81,643	0
	La-Z-Boy, Inc.	328,859	9,165,300
#*	Lazydays Holdings, Inc.	23,036	313,750
	LCI Industries	43,083	5,820,082
#*††	Lear Corp.	498,411	0
*	Legacy Housing Corp.	21,472	291,590
#*	Leslie's, Inc.	90,835	1,377,059
#*	LGI Homes, Inc.	19,814	2,235,019
	Lifetime Brands, Inc.	106,529	1,146,252
*	Lincoln Educational Services Corp.	29,915	216,585
*	Liquidity Services, Inc.	211,398	4,255,442
*	Live Ventures, Inc.	1,917	66,846
#*	LL Flooring Holdings, Inc.	140,561	1,411,232
*	Lovesac Co.	33,079	1,030,742
*	M/I Homes, Inc.	121,927	5,609,861
#*	Malibu Boats, Inc., Class A	141,382	8,829,306
#	Marine Products Corp.	185,819	2,017,994
#*	MarineMax, Inc.	144,058	5,883,329
*	MasterCraft Boat Holdings, Inc.	85,023	2,014,195
	MDC Holdings, Inc.	116,032	4,206,160
*	Modine Manufacturing Co.	263,320	3,454,758
*	Monarch Casino & Resort, Inc.	27,353	1,754,695
#	Monro, Inc.	154,307	7,738,496
#*	Motorcar Parts of America, Inc.	137,298	2,069,081
	Movado Group, Inc.	126,566	4,300,713
	Nathan's Famous, Inc.	53,185	2,924,643
#*	National Vision Holdings, Inc.	72,163	2,102,830
	Nobility Homes, Inc.	10,977	285,402
*	Noodles & Co.	119,392	622,032
*	ODP Corp.	348,419	12,647,610
#*	Ollie's Bargain Outlet Holdings, Inc.	66,652	3,929,135
*	ONE Group Hospitality, Inc.	30,607	256,793
#*	OneSpaWorld Holdings Ltd.	205,700	1,483,097
#*	OneWater Marine, Inc., Class A	19,654	712,261
#	Oxford Industries, Inc.	129,087	12,314,900

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Papa John's International, Inc.	28,301	$2,713,783
	Patrick Industries, Inc.	153,355	9,311,716
*	Perdoceo Education Corp.	538,380	7,375,806
#	PetMed Express, Inc.	151,729	3,310,727
*	Playa Hotels & Resorts NV	764,620	5,245,293
*	PlayAGS, Inc.	37,359	177,082
*	Poshmark, Inc., Class A	47,418	511,640
*	Potbelly Corp.	33,654	170,626
*»	QEP Co., Inc.	8,890	162,687
*	Quotient Technology, Inc.	232,968	645,321
	Qurate Retail, Inc., Class A	218,847	597,452
	RCI Hospitality Holdings, Inc.	32,826	1,869,769
#*	Red Robin Gourmet Burgers, Inc.	65,004	568,135
	Rent-A-Center, Inc.	175,969	4,140,551
#*	Revolve Group, Inc.	15,845	448,730
	Rocky Brands, Inc.	50,650	1,665,372
	Ruth's Hospitality Group, Inc.	263,741	4,628,655
*	Sally Beauty Holdings, Inc.	485,268	6,201,725
*	Shake Shack, Inc., Class A	145,110	7,467,361
#	Shoe Carnival, Inc.	189,276	4,128,110
#	Signet Jewelers Ltd.	218,048	13,292,206
*	Six Flags Entertainment Corp.	157,821	3,577,802
*	Skyline Champion Corp.	170,267	10,777,901
#*	Sleep Number Corp.	188,376	8,488,223
	Smith & Wesson Brands, Inc.	327,106	4,759,392
	Sonic Automotive, Inc., Class A	240,130	10,049,440
#*	Sonos, Inc.	222,832	4,926,816
*	Sportsman's Warehouse Holdings, Inc.	133,078	1,312,149
	Standard Motor Products, Inc.	171,372	7,838,555
	Steven Madden Ltd.	124,894	3,959,140
*	Stoneridge, Inc.	235,367	4,429,607
	Strategic Education, Inc.	94,031	6,754,247
*	Strattec Security Corp.	33,460	993,762
*	Stride, Inc.	307,962	13,759,742
	Superior Group of Cos., Inc.	114,659	2,116,605
*	Superior Industries International, Inc.	19,556	90,544
*	Sypris Solutions, Inc.	3,453	6,906
*	Taylor Morrison Home Corp.	226,822	6,509,791
#*	Tenneco, Inc., Class A	161,394	3,045,505
#	Tile Shop Holdings, Inc.	25,585	85,198
#	Tilly's, Inc., Class A	120,877	915,039
#*	Toughbuilt Industries, Inc.	8,001	56,727
*	TravelCenters of America, Inc.	42,610	1,777,689
*	Tri Pointe Homes, Inc.	501,149	9,281,279
#*	Tupperware Brands Corp.	80,093	597,494
*	Unifi, Inc.	151,477	2,064,632
*	Universal Electronics, Inc.	123,302	3,421,630
*	Universal Technical Institute, Inc.	101,820	818,633
#*	Urban Outfitters, Inc.	392,277	8,033,833
*	Vera Bradley, Inc.	115,049	482,055
*	Victoria's Secret & Co.	5,920	218,803
*	Vista Outdoor, Inc.	499,839	15,045,154
*	Visteon Corp.	69,199	8,828,408
#*	Vivint Smart Home, Inc.	19,460	93,019
*	VOXX International Corp.	96,925	916,910
	Weyco Group, Inc.	79,560	2,095,610
#	Wingstop, Inc.	9,386	1,184,325
	Winmark Corp.	42,095	9,351,404
#	Winnebago Industries, Inc.	170,017	10,263,926

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Wolverine World Wide, Inc.	294,889	$6,626,156
#*	Workhorse Group, Inc.	9,999	32,697
*	WW International, Inc.	115,081	764,138
#*	XPEL, Inc.	51,764	3,172,616
*	Zovio, Inc.	89,371	92,052
#*	Zumiez, Inc.	202,338	5,260,788
TOTAL CONSUMER DISCRETIONARY			748,504,020
CONSUMER STAPLES — (4.7%)
	Alico, Inc.	63,367	2,309,094
	Andersons, Inc.	238,147	8,613,777
#*	AppHarvest, Inc.	16,225	62,304
*	BellRing Brands, Inc.	16,053	387,519
*	Bridgford Foods Corp.	72,953	926,503
	Calavo Growers, Inc.	130,939	5,276,842
	Cal-Maine Foods, Inc.	201,985	10,323,453
*	Central Garden & Pet Co.	69,768	3,023,745
*	Central Garden & Pet Co., Class A	280,783	11,455,946
*	Chefs' Warehouse, Inc.	249,894	8,648,831
	Coca-Cola Consolidated, Inc.	21,952	11,261,376
	Coffee Holding Co., Inc.	43,125	113,419
*	Duckhorn Portfolio, Inc.	12,856	235,779
#	Edgewell Personal Care Co.	360,314	14,333,291
*	elf Beauty, Inc.	261,680	8,774,130
	Energizer Holdings, Inc.	193,408	5,711,338
*	Farmer Bros Co.	70,157	356,398
	Fresh Del Monte Produce, Inc.	228,256	6,781,486
#*	Freshpet, Inc.	46,761	2,498,908
#*	Grocery Outlet Holding Corp.	95,045	4,060,322
*	Hain Celestial Group, Inc.	197,885	4,501,884
*	Herbalife Nutrition Ltd.	57,142	1,394,836
#*	HF Foods Group, Inc.	15,670	82,424
#*	Honest Co., Inc.	13,799	46,089
*	Hostess Brands, Inc.	659,960	14,928,295
	Ingles Markets, Inc., Class A	123,817	11,819,571
	Inter Parfums, Inc.	227,178	18,962,548
#	J&J Snack Foods Corp.	39,865	5,402,106
	John B. Sanfilippo & Son, Inc.	72,313	5,416,244
*	Landec Corp.	242,858	2,545,152
	Lifevantage Corp.	3,177	13,502
#*	Lifeway Foods, Inc.	4,260	22,834
	Limoneira Co.	64,193	813,325
*	Local Bounti Corp.	9,588	37,106
	Medifast, Inc.	70,654	11,883,296
#	MGP Ingredients, Inc.	141,007	14,831,116
*	Natural Alternatives International, Inc.	73,124	731,971
	Natural Grocers by Vitamin Cottage, Inc.	103,623	1,718,069
*	Nature's Sunshine Products, Inc.	163,343	1,706,934
	Nu Skin Enterprises, Inc., Class A	150,439	6,545,601
*	Nuzee, Inc.	23,045	28,115
	Oil-Dri Corp. of America	56,726	1,709,722
	PriceSmart, Inc.	136,666	9,071,889
#*	Rite Aid Corp.	149,417	1,229,702
	Rocky Mountain Chocolate Factory, Inc.	70,528	476,769
*	Seneca Foods Corp., Class A	54,757	3,116,768
*»	Seneca Foods Corp., Class B	11,120	660,862
*	Simply Good Foods Co.	185,299	6,044,453
	SpartanNash Co.	290,851	9,391,579
	Spectrum Brands Holdings, Inc.	36,787	2,558,168

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Sprouts Farmers Market, Inc.	352,479	$9,742,520
#*	Tattooed Chef, Inc.	2,380	15,018
#	Tootsie Roll Industries, Inc.	146,387	5,141,112
*	TreeHouse Foods, Inc.	172,526	7,491,079
	Turning Point Brands, Inc.	81,103	1,946,472
*	United Natural Foods, Inc.	320,690	13,632,532
	United-Guardian, Inc.	39,576	619,364
	Universal Corp.	135,173	7,557,522
*	USANA Health Sciences, Inc.	88,490	6,160,674
	Vector Group Ltd.	744,815	8,297,239
	Village Super Market, Inc., Class A	69,192	1,561,663
*	Vital Farms, Inc.	91,519	1,079,924
#	WD-40 Co.	23,757	4,213,779
#	Weis Markets, Inc.	196,657	15,128,823
#*	Whole Earth Brands, Inc.	50,194	270,044
#*	Willamette Valley Vineyards, Inc.	3,868	24,098
TOTAL CONSUMER STAPLES			325,727,254
ENERGY — (6.5%)
	Adams Resources & Energy, Inc.	39,742	1,351,228
#*	Alto Ingredients, Inc.	268,466	1,154,404
	Arch Resources, Inc.	77,264	9,977,873
	Archrock, Inc.	725,870	6,126,343
*	Ardmore Shipping Corp.	99,052	807,274
	Berry Corp.	246,847	2,108,073
	Brigham Minerals, Inc., Class A	173,402	4,603,823
*	Bristow Group, Inc.	82,394	2,125,765
	Cactus, Inc., Class A	144,475	6,008,715
	California Resources Corp.	170,701	7,657,647
*	Callon Petroleum Co.	76,232	3,509,721
*	Centennial Resource Development, Inc., Class A	1,355,128	9,025,152
#*	Centrus Energy Corp., Class A	45,059	1,493,706
#	Civitas Resources, Inc.	117,238	6,912,352
#*	Clean Energy Fuels Corp.	947,595	6,140,416
*	CNX Resources Corp.	1,161,237	20,054,563
#*	Comstock Resources, Inc.	875,184	13,941,681
*	CONSOL Energy, Inc.	141,275	8,662,983
#	Core Laboratories NV	139,630	2,644,592
#	Crescent Energy, Inc., Class A	5,390	78,694
	CVR Energy, Inc.	236,183	7,921,578
	Delek U.S. Holdings, Inc.	336,926	8,982,447
*	Denbury, Inc.	80,225	5,768,980
	DHT Holdings, Inc.	926,891	6,089,674
*	DMC Global, Inc.	70,710	1,609,360
	Dorian LPG Ltd.	217,316	3,503,134
*	Dril-Quip, Inc.	135,484	3,475,165
#*	Earthstone Energy, Inc., Class A	317,337	4,503,012
	EnLink Midstream LLC	722,216	7,077,717
*	Enservco Corp.	44,788	76,140
	Epsilon Energy Ltd.	11,541	73,747
	Equitrans Midstream Corp.	253,932	1,993,366
	Evolution Petroleum Corp.	152,309	1,028,086
#*	Expro Group Holdings NV	212,249	2,585,193
*	Exterran Corp.	82,423	338,759
#*	Forum Energy Technologies, Inc.	21,532	426,334
*	Geospace Technologies Corp.	58,405	276,256
#*	Green Plains, Inc.	249,731	8,995,311
*	Gulf Island Fabrication, Inc.	41,086	138,460
#*	Gulfport Energy Corp.	4,422	407,001

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Hallador Energy Co.	49,681	$332,366
*	Helix Energy Solutions Group, Inc.	525,281	2,122,135
	Helmerich & Payne, Inc.	247,461	11,457,444
*	Independence Contract Drilling, Inc.	16,749	59,124
#	International Seaways, Inc.	232,488	5,498,341
*	Kosmos Energy Ltd.	1,057,213	6,702,730
*	Laredo Petroleum, Inc.	75,657	6,708,506
*	Liberty Energy, Inc., Class A	480,080	6,817,136
*	Lightbridge Corp.	2,204	15,582
	Magnolia Oil & Gas Corp., Class A	176,549	4,260,127
	Matador Resources Co.	398,296	23,013,543
*	Mexco Energy Corp.	1,906	35,452
	Murphy Oil Corp.	115,328	4,052,626
*	Nabors Industries Ltd.	44,040	6,275,260
	NACCO Industries, Inc., Class A	40,634	1,596,916
#*	National Energy Services Reunited Corp.	143,233	1,009,793
*	Natural Gas Services Group, Inc.	56,104	563,845
*	New Concept Energy, Inc.	8,345	11,766
*	Newpark Resources, Inc.	310,461	1,092,823
#*	NextDecade Corp.	37,399	264,411
*	NexTier Oilfield Solutions, Inc.	724,333	7,221,600
*	Noble Corp.	7,234	217,020
#	Northern Oil & Gas, Inc.	31,710	914,199
	Oasis Petroleum, Inc.	130,701	16,761,096
*	Oceaneering International, Inc.	460,048	4,885,710
*	Oil States International, Inc.	215,614	1,099,631
*	Overseas Shipholding Group, Inc., Class A	133,586	312,591
*	Par Pacific Holdings, Inc.	264,950	4,371,675
	Patterson-UTI Energy, Inc.	866,738	14,344,514
*	PBF Energy, Inc., Class A	491,690	16,397,862
	PDC Energy, Inc.	148,235	9,737,557
#*	Peabody Energy Corp.	556,584	11,682,698
#	PHX Minerals, Inc.	49,722	163,088
*	PrimeEnergy Resources Corp.	692	56,972
*	ProPetro Holding Corp.	425,009	4,471,095
*	Ranger Energy Services, Inc.	2,525	23,205
#	Ranger Oil Corp., Class A	70,176	2,670,899
*	REX American Resources Corp.	51,554	4,921,345
	Riley Exploration Permian, Inc.	3,366	89,132
#*	Ring Energy, Inc.	18,458	51,867
#*	RPC, Inc.	650,773	5,310,308
*	SandRidge Energy, Inc.	47,791	895,125
	Scorpio Tankers, Inc.	258,688	9,987,944
*	SEACOR Marine Holdings, Inc.	7,854	58,120
*	Select Energy Services, Inc., Class A	280,145	2,092,683
	SFL Corp. Ltd.	549,019	5,473,719
#*	SilverBow Resources, Inc.	55,976	2,529,555
#	Sitio Royalties Corp.	19,702	581,406
	SM Energy Co.	296,910	12,256,445
*	Smart Sand, Inc.	6,860	16,601
	Solaris Oilfield Infrastructure, Inc., Class A	53,593	594,346
*	Talos Energy, Inc.	345,424	6,545,785
*	TechnipFMC PLC	980,476	7,932,051
*	Teekay Corp.	78,009	244,948
*	Teekay Tankers Ltd., Class A	114,602	2,391,744
#*	Tellurian, Inc.	1,631,119	6,067,763
*	TETRA Technologies, Inc.	404,363	1,771,110
*	Tidewater, Inc.	112,647	2,481,613
#*	Transocean Ltd.	1,426,067	4,820,106

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	U.S. Silica Holdings, Inc.	310,471	$4,293,814
#	VAALCO Energy, Inc.	103,718	615,048
*	Valaris Ltd.	2,447	122,790
#*	Vertex Energy, Inc.	7,212	97,939
#*	W&T Offshore, Inc.	472,821	2,349,920
#*	Weatherford International PLC	109,902	2,542,033
	World Fuel Services Corp.	295,560	8,192,923
TOTAL ENERGY			452,204,246
FINANCIALS — (20.9%)
	1st Source Corp.	198,015	9,548,283
*	Acacia Research Corp.	56,698	285,758
#	ACNB Corp.	27,050	889,674
*	Affinity Bancshares, Inc.	847	12,578
	Alerus Financial Corp.	13,962	344,024
	Allegiance Bancshares, Inc.	136,307	6,002,960
	Amalgamated Financial Corp.	23,015	531,186
	A-Mark Precious Metals, Inc.	125,454	3,801,256
*	Ambac Financial Group, Inc.	54,266	638,711
#	Amerant Bancorp, Inc.	46,106	1,259,616
	American Equity Investment Life Holding Co.	330,753	12,423,083
	American National Bankshares, Inc.	62,281	2,260,177
	Ameris Bancorp	282,593	13,363,823
	AMERISAFE, Inc.	147,059	6,700,008
	AmeriServ Financial, Inc.	129,505	510,250
	Ames National Corp.	5,476	121,567
	Argo Group International Holdings Ltd.	131,591	4,314,869
	Arrow Financial Corp.	151,621	5,086,885
*	AssetMark Financial Holdings, Inc.	92,204	1,750,954
	Associated Banc-Corp.	463,273	9,311,787
	Associated Capital Group, Inc., Class A	13,343	545,729
	Assured Guaranty Ltd.	69,855	4,078,833
#	Atlantic American Corp.	7,131	20,038
	Atlantic Union Bankshares Corp.	161,421	5,583,552
#*	Atlanticus Holdings Corp.	115,004	4,443,755
	Auburn National BanCorp, Inc.	12,735	343,845
*	Axos Financial, Inc.	277,383	11,583,514
#	B. Riley Financial, Inc.	29,382	1,514,348
	Banc of California, Inc.	499,092	8,739,101
#	BancFirst Corp.	239,834	25,755,773
*	Bancorp, Inc.	494,971	12,176,287
#	Bank First Corp.	1,424	109,534
	Bank of Hawaii Corp.	58,306	4,670,894
	Bank of Marin Bancorp	90,829	2,971,925
	Bank of NT Butterfield & Son Ltd.	218,239	7,396,120
	Bank of Princeton	400	11,532
	BankFinancial Corp.	72,297	688,990
	Bankwell Financial Group, Inc.	35,557	1,165,558
	Banner Corp.	263,148	16,312,545
	Bar Harbor Bankshares	93,972	2,722,369
	Baycom Corp.	30,995	607,192
	BCB Bancorp, Inc.	85,668	1,649,966
	Berkshire Hills Bancorp, Inc.	249,007	7,014,527
	BGC Partners, Inc., Class A	982,773	3,587,121
*	Blucora, Inc.	277,010	5,540,200
	Blue Ridge Bankshares, Inc.	3,218	48,077
	Bread Financial Holdings, Inc.	2,745	108,729
*	Bridgewater Bancshares, Inc.	38,088	665,778
#	BrightSphere Investment Group, Inc.	291,671	5,515,499

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	638,828	$8,834,991
#*	BRP Group, Inc., Class A	28,993	799,337
	Business First Bancshares, Inc.	18,047	423,744
	Byline Bancorp, Inc.	113,126	2,770,456
	C&F Financial Corp.	18,341	816,541
»	California First Leasing Corp.	33,262	572,106
	Cambridge Bancorp	9,285	773,348
	Camden National Corp.	127,571	5,829,995
*	Cannae Holdings, Inc.	160,026	3,378,149
	Capital Bancorp, Inc.	10,705	267,518
	Capital City Bank Group, Inc.	80,458	2,606,035
	Capitol Federal Financial, Inc.	826,856	7,929,549
	Capstar Financial Holdings, Inc.	84,021	1,765,281
*	Carter Bankshares, Inc.	10,679	148,972
*	Carver Bancorp, Inc.	15,533	94,285
	Cathay General Bancorp	183,204	7,639,607
#	CBTX, Inc.	45,504	1,408,349
*»	CCUR Holdings, Inc.	11	71,500
	Central Pacific Financial Corp.	195,459	4,628,469
#	Central Valley Community Bancorp	66,253	1,108,413
	Chemung Financial Corp.	9,058	410,056
	Citizens & Northern Corp.	73,022	1,783,927
	Citizens Community Bancorp, Inc.	6,800	88,060
#	Citizens Holding Co.	7,830	135,068
*	Citizens, Inc.	337,249	1,305,154
	City Holding Co.	117,002	10,154,604
	Civista Bancshares, Inc.	77,746	1,683,978
	CNB Financial Corp.	83,438	2,152,700
*	Coastal Financial Corp.	11,421	470,888
	Codorus Valley Bancorp, Inc.	41,470	911,096
	Cohen & Steers, Inc.	37,815	2,786,587
#	Colony Bankcorp, Inc.	49,732	722,109
	Columbia Banking System, Inc.	183,558	5,537,945
*	Columbia Financial, Inc.	222,680	4,529,311
	Community Financial Corp.	439	16,067
	Community Trust Bancorp, Inc.	161,814	7,011,401
	Community West Bancshares	20,708	287,841
	ConnectOne Bancorp, Inc.	274,939	7,269,387
*	Consumer Portfolio Services, Inc.	124,706	1,598,731
#	Cowen, Inc., Class A	93,086	3,264,526
	Crawford & Co., Class A	280,111	2,030,805
	Crawford & Co., Class B	150,585	1,020,966
*	CrossFirst Bankshares, Inc.	65,265	895,436
#	Curo Group Holdings Corp.	19,917	142,606
*	Customers Bancorp, Inc.	162,931	6,222,335
	CVB Financial Corp.	185,227	4,940,004
	Diamond Hill Investment Group, Inc.	13,514	2,583,471
#	Dime Community Bancshares, Inc.	373,533	12,730,005
	Donegal Group, Inc., Class A	159,445	2,257,741
	Donegal Group, Inc., Class B	34,951	519,372
#*	Donnelley Financial Solutions, Inc.	155,898	5,298,973
	Eagle Bancorp Montana, Inc.	578	11,155
	Eagle Bancorp, Inc.	200,249	9,818,208
#*	eHealth, Inc.	105,916	783,778
#*	Elevate Credit, Inc.	144,958	333,403
	Employers Holdings, Inc.	226,428	8,991,456
#*	Encore Capital Group, Inc.	238,170	17,250,653
*	Enova International, Inc.	275,497	9,507,401
	Enterprise Bancorp, Inc.	56,131	1,784,966

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Financial Services Corp.	214,385	$10,082,527
	Equity Bancshares, Inc., Class A	74,389	2,376,729
	Esquire Financial Holdings, Inc.	7,920	286,862
	ESSA Bancorp, Inc.	58,904	1,040,245
	Evans Bancorp, Inc.	27,164	986,876
#*	EZCORP, Inc., Class A	329,423	2,648,561
#	Farmers & Merchants Bancorp, Inc.	3,949	121,037
	Farmers National Banc Corp.	155,135	2,202,917
	FB Financial Corp.	268,027	11,484,957
	Federal Agricultural Mortgage Corp., Class A	4,200	444,444
	Federal Agricultural Mortgage Corp., Class C	80,626	8,892,242
	Federated Hermes, Inc.	238,686	8,141,579
	Fidelity D&D Bancorp, Inc.	657	26,740
	Financial Institutions, Inc.	129,897	3,443,569
	First BanCorp	1,576,127	23,783,756
	First BanCorp	253,916	9,618,338
	First Bancorp, Inc.	79,876	2,412,655
	First Bancshares, Inc.	80,550	2,335,950
	First Bank	86,343	1,300,326
	First Busey Corp.	341,729	8,423,620
	First Business Financial Services, Inc.	48,367	1,617,876
	First Capital, Inc.	350	10,777
	First Commonwealth Financial Corp.	738,487	10,944,377
	First Community Bankshares, Inc.	125,517	4,026,585
#	First Community Corp.	23,267	424,623
	First Financial Bancorp	392,146	8,760,542
	First Financial Corp.	94,219	4,401,912
	First Financial Northwest, Inc.	64,786	999,000
	First Foundation, Inc.	298,195	6,208,420
	First Hawaiian, Inc.	117,474	2,994,412
	First Internet Bancorp	44,763	1,586,848
	First Merchants Corp.	362,517	15,055,331
	First Mid Bancshares, Inc.	75,452	2,834,732
	First Northwest Bancorp	55,108	920,304
	First of Long Island Corp.	105,257	1,915,677
	First Savings Financial Group, Inc.	474	11,281
	First United Corp.	36,939	665,641
#*	First Western Financial, Inc.	4,056	113,527
	FirstCash Holdings, Inc.	63,141	4,625,710
	Five Star Bancorp	4,294	113,233
	Flagstar Bancorp, Inc.	380,335	15,669,802
	Flushing Financial Corp.	247,058	5,333,982
	FS Bancorp, Inc.	42,376	1,273,399
	Fulton Financial Corp.	520,721	8,690,833
*	FVCBankcorp, Inc.	7,577	145,100
	GAMCO Investors, Inc., Class A	69,988	1,451,551
*	Genworth Financial, Inc., Class A	2,085,115	8,861,739
	German American Bancorp, Inc.	157,885	5,974,368
	Glen Burnie Bancorp	1,500	15,638
	Global Indemnity Group LLC, Class A	73,324	1,957,751
	Great Southern Bancorp, Inc.	122,598	7,593,720
*	Green Dot Corp., Class A	237,123	6,663,156
	Greenhill & Co., Inc.	60,298	524,593
*	Greenlight Capital Re Ltd., Class A	61,195	439,992
	Guaranty Bancshares, Inc.	26,384	985,970
*	Hallmark Financial Services, Inc.	39,579	101,718
	Hanmi Financial Corp.	275,808	6,969,668
#	HarborOne Bancorp, Inc.	259,956	3,769,362
	Hawthorn Bancshares, Inc.	16,524	420,701

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HBT Financial, Inc.	13,382	$249,440
#	HCI Group, Inc.	100,407	6,874,867
	Heartland Financial USA, Inc.	216,731	9,731,222
	Heritage Commerce Corp.	271,686	3,200,461
	Heritage Financial Corp.	216,683	5,638,092
	Heritage Insurance Holdings, Inc.	55,073	142,639
	Hingham Institution For Savings	14,873	4,313,319
	HMN Financial, Inc.	34,787	790,013
	Home Bancorp, Inc.	39,086	1,472,370
	HomeStreet, Inc.	184,133	6,866,320
	HomeTrust Bancshares, Inc.	60,854	1,469,016
	Hope Bancorp, Inc.	838,666	12,613,537
	Horace Mann Educators Corp.	308,547	10,567,735
	Horizon Bancorp, Inc.	292,787	5,583,448
	Independent Bank Corp.	160,021	13,409,760
	Independent Bank Corp.	34,022	713,782
	Independent Bank Group, Inc.	180,209	12,744,380
	International Bancshares Corp.	182,347	7,997,739
	Investar Holding Corp.	6,805	149,370
	Investors Title Co.	20,940	3,120,060
	Jackson Financial, Inc., Class A	1,783	49,050
	James River Group Holdings Ltd.	140,910	3,348,022
	Kearny Financial Corp.	708,351	8,294,790
#	Kentucky First Federal Bancorp	40,640	312,928
	Kingstone Cos., Inc.	46,008	164,249
	Lake Shore Bancorp, Inc.	4,212	58,757
	Lakeland Bancorp, Inc.	441,948	7,035,812
#	Lakeland Financial Corp.	183,511	14,277,156
	Landmark Bancorp, Inc.	23,428	581,717
	LCNB Corp.	35,724	553,722
*	LendingTree, Inc.	11,114	506,576
	Live Oak Bancshares, Inc.	168,765	6,352,315
	Luther Burbank Corp.	76,864	1,013,836
#	Macatawa Bank Corp.	228,743	2,127,310
	Magyar Bancorp, Inc.	23,139	276,974
*	Maiden Holdings Ltd.	530,148	1,092,105
*	Malvern Bancorp, Inc.	15,753	248,897
	Manning & Napier, Inc.	21,420	272,248
#*	MBIA, Inc.	263,743	3,317,887
	Mercantile Bank Corp.	122,081	4,326,551
	Merchants Bancorp	78,738	2,083,407
	Mercury General Corp.	118,498	4,968,621
	Meridian Corp.	858	24,513
	Meta Financial Group, Inc.	287,658	9,699,828
#	Metrocity Bankshares, Inc.	22,693	469,972
*	Metropolitan Bank Holding Corp.	35,376	2,454,387
	Mid Penn Bancorp, Inc.	19,042	546,125
	Middlefield Banc Corp.	1,832	47,834
	Midland States Bancorp, Inc.	85,170	2,231,454
	MidWestOne Financial Group, Inc.	70,913	2,213,195
*	Mr Cooper Group, Inc.	330,062	14,869,293
	MVB Financial Corp.	23,925	777,562
	National Bank Holdings Corp., Class A	248,513	10,343,111
	National Bankshares, Inc.	1,305	41,303
	National Western Life Group, Inc., Class A	19,685	3,976,370
	Navient Corp.	409,227	6,739,969
	NBT Bancorp, Inc.	322,073	13,056,839
	Nelnet, Inc., Class A	61,213	5,820,744
*	NI Holdings, Inc.	25,832	383,347

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Nicholas Financial, Inc.	57,620	$566,981
*	Nicolet Bankshares, Inc.	58,763	4,699,865
*	NMI Holdings, Inc., Class A	581,320	11,010,201
	Northeast Bank	41,747	1,661,531
	Northfield Bancorp, Inc.	388,427	5,717,645
	Northrim BanCorp, Inc.	50,162	2,089,247
#	Northwest Bancshares, Inc.	925,551	13,309,423
	Norwood Financial Corp.	21,068	547,557
	OceanFirst Financial Corp.	301,073	6,190,061
*	Ocwen Financial Corp.	22,583	774,597
	OFG Bancorp	404,726	11,117,823
	Ohio Valley Banc Corp.	17,238	488,180
	Old Second Bancorp, Inc.	91,321	1,283,060
	OP Bancorp	3,518	39,753
#*	Open Lending Corp., Class A	3,860	39,990
*	Oportun Financial Corp.	6,974	64,021
	Oppenheimer Holdings, Inc., Class A	63,221	2,123,593
*	OptimumBank Holdings, Inc.	3,264	12,403
	Origin Bancorp, Inc.	59,857	2,578,041
#	Orrstown Financial Services, Inc.	40,386	1,046,805
#*	Oscar Health, Inc., Class A	6,561	35,429
*	Oxbridge Re Holdings Ltd.	3,300	11,286
	Pacific Premier Bancorp, Inc.	436,115	14,670,909
*	Palomar Holdings, Inc.	66,248	4,131,888
#	Park National Corp.	66,640	8,633,878
	Parke Bancorp, Inc.	33,509	735,523
	Pathfinder Bancorp, Inc.	100	1,945
	PCB Bancorp	6,569	126,585
	PCSB Financial Corp.	67,548	1,316,511
	Peapack-Gladstone Financial Corp.	152,335	4,975,261
	Penns Woods Bancorp, Inc.	54,091	1,201,361
	PennyMac Financial Services, Inc.	2,489	136,372
	Peoples Bancorp of North Carolina, Inc.	19,604	528,328
	Peoples Bancorp, Inc.	201,131	6,218,971
	Peoples Financial Services Corp.	2,470	131,503
	Piper Sandler Cos.	134,207	16,936,923
	PJT Partners, Inc., Class A	57,749	4,127,899
	Plumas Bancorp	602	18,722
#*	Ponce Financial Group, Inc.	3,443	32,192
*	PRA Group, Inc.	336,231	13,395,443
	Preferred Bank	133,662	9,717,227
	Premier Financial Corp.	302,496	8,615,086
	Primis Financial Corp.	123,198	1,669,333
	ProAssurance Corp.	64,207	1,420,901
#*	Professional Holding Corp., Class A	6,889	154,658
*	PROG Holdings, Inc.	146,444	2,697,498
	Provident Bancorp, Inc.	10,273	155,533
	Provident Financial Holdings, Inc.	70,956	1,032,410
#	Provident Financial Services, Inc.	426,081	10,379,333
	Pzena Investment Management, Inc., Class A	101,727	959,286
	QCR Holdings, Inc.	106,004	6,284,977
	Randolph Bancorp, Inc.	3,714	98,570
	RBB Bancorp	31,527	719,131
	Regional Management Corp.	88,592	3,632,272
	Renasant Corp.	345,294	11,532,820
	Republic Bancorp, Inc., Class A	172,853	7,750,729
#*	Republic First Bancorp, Inc.	70,178	254,044
	Riverview Bancorp, Inc.	113,459	835,058
	S&T Bancorp, Inc.	243,419	7,531,384

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Safeguard Scientifics, Inc.	72,026	$303,950
	Safety Insurance Group, Inc.	116,851	10,113,454
	Salisbury Bancorp, Inc.	18,230	424,212
	Sandy Spring Bancorp, Inc.	292,273	12,070,875
	SB Financial Group, Inc.	6,902	118,093
#	Sculptor Capital Management, Inc.	6,472	63,490
	Seacoast Banking Corp. of Florida	343,757	12,299,625
*	Security National Financial Corp., Class A	54,111	420,442
	ServisFirst Bancshares, Inc.	68,510	5,854,179
	Shore Bancshares, Inc.	61,648	1,208,301
	Sierra Bancorp	58,283	1,308,453
	Silvercrest Asset Management Group, Inc., Class A	17,151	305,288
	Simmons First National Corp., Class A	248,983	5,913,346
*	SiriusPoint Ltd.	322,267	1,411,529
	SmartFinancial, Inc.	58,832	1,544,340
	Sound Financial Bancorp, Inc.	300	11,613
	South Plains Financial, Inc.	5,428	143,408
*	Southern First Bancshares, Inc.	43,830	1,961,392
	Southern Missouri Bancorp, Inc.	42,038	2,267,530
	Southside Bancshares, Inc.	254,034	10,146,118
*	Sterling Bancorp, Inc.	30,289	189,609
	Stewart Information Services Corp.	204,051	11,151,387
#	Stock Yards Bancorp, Inc.	194,594	13,456,175
*	StoneX Group, Inc.	151,167	13,171,181
	Summit Financial Group, Inc.	53,127	1,620,905
	Summit State Bank	2,285	35,075
	Territorial Bancorp, Inc.	55,755	1,248,912
*	Texas Capital Bancshares, Inc.	62,417	3,658,885
	Timberland Bancorp, Inc.	71,416	1,831,820
	Tiptree, Inc.	258,075	2,867,213
#	Tompkins Financial Corp.	110,044	8,489,895
	Towne Bank	291,230	8,699,040
*	Trean Insurance Group, Inc.	6,586	33,984
	TriCo Bancshares	226,614	10,832,149
	Trinity Capital, Inc.	3,278	48,285
*	Triumph Bancorp, Inc.	200,880	14,593,932
	TrustCo Bank Corp. NY	105,799	3,550,614
	Trustmark Corp.	421,873	13,698,216
#	U.S. Global Investors, Inc., Class A	32,220	135,002
*	Unico American Corp.	95,372	175,484
#	Union Bankshares, Inc.	14,917	374,715
#	United Bancorp, Inc.	2,991	45,792
	United Bancshares, Inc.	8,372	194,230
	United Community Banks, Inc.	241,683	8,224,472
	United Fire Group, Inc.	180,861	5,937,667
	United Insurance Holdings Corp.	22,569	25,052
	United Security Bancshares	51,517	378,908
	Unity Bancorp, Inc.	56,000	1,569,120
	Universal Insurance Holdings, Inc.	283,142	3,581,746
	Univest Financial Corp.	228,970	5,710,512
#	Value Line, Inc.	60,790	5,275,964
	Veritex Holdings, Inc.	241,897	7,484,293
#	Victory Capital Holdings, Inc., Class A	52,308	1,447,362
	Virtus Investment Partners, Inc.	58,936	12,159,676
	Walker & Dunlop, Inc.	186,147	20,967,598
	Washington Federal, Inc.	296,664	10,125,142
	Washington Trust Bancorp, Inc.	148,405	8,144,466
	Waterstone Financial, Inc.	215,200	4,013,480
	WesBanco, Inc.	421,523	14,382,365

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	West BanCorp, Inc.	111,358	$2,896,422
#	Westamerica BanCorp	126,594	7,596,906
	Western New England Bancorp, Inc.	192,033	1,689,890
	Westwood Holdings Group, Inc.	37,008	479,994
	White Mountains Insurance Group Ltd.	4,364	5,408,873
#	WisdomTree Investments, Inc.	426,828	2,219,506
#*	World Acceptance Corp.	63,898	7,078,301
	WSFS Financial Corp.	473,204	22,581,295
	WVS Financial Corp.	12,581	183,746
TOTAL FINANCIALS			1,449,294,572
HEALTH CARE — (10.6%)
#*	Accuray, Inc.	438,879	921,646
#††	Achillion Pharmaceuticals, Inc.	895,529	1,298,517
*	Actinium Pharmaceuticals, Inc.	12,511	61,679
*	Addus HomeCare Corp.	116,046	10,770,229
*	Adicet Bio, Inc.	33,439	564,785
*	Aeglea BioTherapeutics, Inc.	94,660	39,322
*	Affimed NV	137,342	388,678
#*	Agiliti, Inc.	8,870	194,164
*	Agios Pharmaceuticals, Inc.	256,134	5,524,810
#*	Akero Therapeutics, Inc.	96,385	986,982
#*	Akouos, Inc.	7,956	25,698
#*	Albireo Pharma, Inc.	90,740	1,886,485
#*	Aldeyra Therapeutics, Inc.	73,898	372,446
#*	Alector, Inc.	3,038	31,048
*	AlerisLife, Inc.	21,701	24,956
*	Allied Healthcare Products, Inc.	15,962	28,572
#*	Allogene Therapeutics, Inc.	376,928	4,892,525
#*	Allovir, Inc.	1,021	4,686
*	Allscripts Healthcare Solutions, Inc.	1,011,644	16,004,208
#*	Alpine Immune Sciences, Inc.	3,775	30,011
*	Altimmune, Inc.	19,131	229,763
#*	American Shared Hospital Services	5,689	13,370
*	American Well Corp., Class A	64,100	249,990
*	Amneal Pharmaceuticals, Inc.	557,791	1,974,580
*	Amphastar Pharmaceuticals, Inc.	351,247	13,133,125
#*	AnaptysBio, Inc.	131,680	2,757,379
*	AngioDynamics, Inc.	287,767	6,529,433
#*	ANI Pharmaceuticals, Inc.	61,405	2,103,121
*	Anika Therapeutics, Inc.	130,184	3,041,098
#*	Apollo Endosurgery, Inc.	5,485	30,771
#*	Apollo Medical Holdings, Inc.	72,727	3,856,713
*	Apyx Medical Corp.	59,978	567,392
*»††	Aquamed Technologies, Inc.	1,490	0
#*	ARCA biopharma, Inc.	32,400	79,380
#*	Arcturus Therapeutics Holdings, Inc.	26,599	466,812
#*	Arcus Biosciences, Inc.	63,392	1,685,593
#*	Arcutis Biotherapeutics, Inc.	72,513	1,759,165
*	Artivion, Inc.	319,199	6,256,300
#*	Atara Biotherapeutics, Inc.	151,567	459,248
*	AtriCure, Inc.	204,840	10,121,144
#	Atrion Corp.	13,689	9,252,395
*	aTyr Pharma, Inc.	31,313	109,909
*	Avanos Medical, Inc.	220,611	6,258,734
#*	AVEO Pharmaceuticals, Inc.	1,436	10,282
#*	Avid Bioservices, Inc.	172,189	3,383,514
#*	Avidity Biosciences, Inc.	156,045	2,541,973
*	AxoGen, Inc.	104,171	970,874

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Axonics, Inc.	168,092	$10,904,128
#*	BioCardia, Inc.	10,445	14,936
#*	Bioventus, Inc., Class A	7,699	65,365
#*	Bioxcel Therapeutics, Inc.	45,890	708,542
*	Black Diamond Therapeutics, Inc.	4,322	15,127
*	Blueprint Medicines Corp.	10,001	510,651
*	Brookdale Senior Living, Inc.	904,121	4,357,863
*	Capricor Therapeutics, Inc.	21,547	99,332
#*	Cara Therapeutics, Inc.	227,740	1,990,448
#*	Cardiff Oncology, Inc.	8,823	19,499
*	Cardiovascular Systems, Inc.	134,968	2,079,857
#*	CareCloud, Inc.	42,947	185,531
*	CareDx, Inc.	31,793	756,355
#*	Castle Biosciences, Inc.	30,073	840,841
*	Catalyst Pharmaceuticals, Inc.	475,377	4,867,860
#*	Celldex Therapeutics, Inc.	163,933	5,036,022
#*	CEL-SCI Corp.	7,628	29,215
#*	Certara, Inc.	14,729	338,620
*	Champions Oncology, Inc.	13,732	118,919
#*	ChemoCentryx, Inc.	35,540	839,455
#*	Chimerix, Inc.	65,933	144,393
*	Chinook Therapeutics, Inc.	249,757	4,623,002
*	Codexis, Inc.	196,991	1,351,358
*	Cogent Biosciences, Inc.	13,994	155,193
#*	Collegium Pharmaceutical, Inc.	154,252	2,651,592
*	Community Health Systems, Inc.	576,554	1,718,131
#*	Computer Programs & Systems, Inc.	70,559	2,382,072
#*	Concert Pharmaceuticals, Inc.	124,981	699,894
	CONMED Corp.	12,672	1,237,167
#††	Contra Aduro Biotech, Inc.	3,260	5,317
#††	Contra Zogenix, Inc.	70,039	47,627
*	Corcept Therapeutics, Inc.	481,310	13,794,345
*	CorMedix, Inc.	9,406	50,322
*	CorVel Corp.	184,423	30,409,508
*	Corvus Pharmaceuticals, Inc.	47,281	41,607
*	Covetrus, Inc.	137,627	2,858,513
#*	Crinetics Pharmaceuticals, Inc.	151,751	2,915,137
*	Cross Country Healthcare, Inc.	296,441	7,814,185
*	Cue Biopharma, Inc.	148,648	404,323
*	Cumberland Pharmaceuticals, Inc.	66,384	149,364
#*»††	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	84,848	3,938,644
*	Cymabay Therapeutics, Inc.	152,107	476,095
*	CytomX Therapeutics, Inc.	15,937	22,790
*	CytoSorbents Corp.	32,266	73,566
*	DarioHealth Corp.	7,348	44,896
*	Deciphera Pharmaceuticals, Inc.	259,967	3,298,981
#*	Denali Therapeutics, Inc.	18,130	616,783
*	Design Therapeutics, Inc.	13,428	263,457
*	DiaMedica Therapeutics, Inc.	7,124	11,755
*	Dyne Therapeutics, Inc.	29,487	309,319
#*	Eagle Pharmaceuticals, Inc.	61,083	2,424,995
#*	Editas Medicine, Inc.	147,139	2,340,981
#*	Eiger BioPharmaceuticals, Inc.	113,862	989,461
*»††	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	29,930	269,969
*	Emergent BioSolutions, Inc.	167,149	5,790,041
#*	Enanta Pharmaceuticals, Inc.	95,785	5,282,543
*	Enovis Corp.	33,789	2,017,879

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Enzo Biochem, Inc.	229,921	$544,913
#*	Evolent Health, Inc., Class A	500,353	17,006,998
#*	Evolus, Inc.	3,709	45,732
*	Exagen, Inc.	3,216	23,766
#*	EyePoint Pharmaceuticals, Inc.	17,868	163,135
#*	FibroGen, Inc.	108,243	1,361,697
*	FONAR Corp.	30,369	440,351
#*	Fulcrum Therapeutics, Inc.	56,735	333,602
#*	Fulgent Genetics, Inc.	46,633	2,786,322
#*	G1 Therapeutics, Inc.	45,699	380,673
#*	Generation Bio Co.	109	695
*	Glaukos Corp.	88,567	4,769,333
*	Haemonetics Corp.	57,650	4,006,098
*	Hanger, Inc.	134,106	2,490,348
#*	Harmony Biosciences Holdings, Inc.	84,043	4,263,501
#*	Harrow Health, Inc.	44,916	301,836
*	Harvard Bioscience, Inc.	241,609	908,450
#*	Health Catalyst, Inc.	159,869	2,676,207
*	HealthStream, Inc.	263,522	6,340,339
#*	Heska Corp.	54,664	5,001,209
*	Homology Medicines, Inc.	10,581	22,749
*	Icad, Inc.	13,191	49,202
#*	Ideaya Biosciences, Inc.	119,330	1,780,404
#*	IGM Biosciences, Inc.	19,334	311,471
*	Ikena Oncology, Inc.	1,421	7,190
*	ImmunoGen, Inc.	316,985	1,502,509
#*	Immunovant, Inc.	218,780	901,374
*	InfuSystem Holdings, Inc.	72,547	708,784
#*	Inmune Bio, Inc.	5,679	50,941
#*	Innoviva, Inc.	372,763	5,345,421
*	Inogen, Inc.	83,038	2,310,117
*	Inozyme Pharma, Inc.	4,073	15,029
*	Integer Holdings Corp.	154,466	10,795,629
*	Invacare Corp.	129,016	145,788
*	Iovance Biotherapeutics, Inc.	301,403	3,511,345
#	iRadimed Corp.	25,187	1,064,151
*	IRIDEX Corp.	62,850	189,179
#*	Ironwood Pharmaceuticals, Inc.	721,491	8,261,072
#*	IVERIC bio, Inc.	416,152	4,448,665
#*	Joint Corp.	40,835	698,279
#*	Jounce Therapeutics, Inc.	102,425	314,445
#*	KalVista Pharmaceuticals, Inc.	39,913	492,926
#*	KemPharm, Inc.	4,679	26,202
*	Kewaunee Scientific Corp.	26,379	486,956
*	Kezar Life Sciences, Inc.	48,848	477,245
#*	Kiniksa Pharmaceuticals Ltd., Class A	91,420	905,972
#*	Kinnate Biopharma, Inc.	3,910	41,837
#*	Krystal Biotech, Inc.	112,334	8,153,202
*	Kura Oncology, Inc.	281,962	4,316,838
#*	Kymera Therapeutics, Inc.	72,821	1,604,247
*	Lantheus Holdings, Inc.	305,585	23,444,481
#	LeMaitre Vascular, Inc.	171,467	8,633,363
*	LENSAR, Inc.	81,309	511,434
#*	Lexicon Pharmaceuticals, Inc.	211,766	504,003
*	LifeStance Health Group, Inc.	36,959	220,276
*	Ligand Pharmaceuticals, Inc.	79,543	7,320,342
#*	Liquidia Corp.	20,267	99,410
*	Lyell Immunopharma, Inc.	12,285	68,427
#*	MacroGenics, Inc.	120,656	377,653

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Madrigal Pharmaceuticals, Inc.	29,888	$1,877,564
*	MEDNAX, Inc.	428,686	9,714,025
*	MeiraGTx Holdings PLC	78,109	646,743
*	Meridian Bioscience, Inc.	251,752	7,970,468
*	Merit Medical Systems, Inc.	28,082	1,614,153
#*	Merrimack Pharmaceuticals, Inc.	148,849	757,641
*	Mersana Therapeutics, Inc.	33,660	170,656
#	Mesa Laboratories, Inc.	22,761	4,853,783
*	Microbot Medical, Inc.	32,120	158,994
*	Milestone Pharmaceuticals, Inc.	2,190	16,316
*	ModivCare, Inc.	115,462	11,523,108
#*	Morphic Holding, Inc.	121,248	3,209,435
*	Myriad Genetics, Inc.	388,911	10,259,472
	National HealthCare Corp.	108,099	7,678,272
	National Research Corp.	222,620	8,437,298
#*	Nektar Therapeutics	198,991	788,004
#*	Neogen Corp.	170,881	3,952,478
*	Neuronetics, Inc.	800	3,336
*	NextCure, Inc.	71,101	305,734
*	NextGen Healthcare, Inc.	458,872	7,855,889
#*	NGM Biopharmaceuticals, Inc.	292,983	4,242,394
*	Nkarta, Inc.	28,038	378,793
#*	Nurix Therapeutics, Inc.	87,349	1,394,090
*	NuVasive, Inc.	239,520	12,579,590
*	Nuvation Bio, Inc.	52,189	144,042
#*	Ocular Therapeutix, Inc.	16,248	72,791
*	Opiant Pharmaceuticals, Inc.	20,239	207,855
#*	OPKO Health, Inc.	1,582,287	3,734,197
#*	OptimizeRx Corp.	46,872	1,053,214
*	OraSure Technologies, Inc.	348,622	1,066,783
#*	Organogenesis Holdings, Inc.	187,126	1,074,103
*	Orthofix Medical, Inc.	74,573	1,912,797
#*	OrthoPediatrics Corp.	85,652	4,047,057
#*	Otonomy, Inc.	50,369	72,028
#*	Outset Medical, Inc.	6,390	98,726
	Owens & Minor, Inc.	523,124	18,523,821
*	Pacira BioSciences, Inc.	177,926	10,063,495
	Patterson Cos., Inc.	452,100	14,042,226
#*††	PDL BioPharma, Inc.	616,320	1,497,658
#*	Pennant Group, Inc.	236,375	3,153,242
#*	PetIQ, Inc.	136,730	2,242,372
	Phibro Animal Health Corp., Class A	89,945	1,760,224
#*	Phreesia, Inc.	23,595	554,247
*	Pieris Pharmaceuticals, Inc.	11,962	21,053
#*	Pliant Therapeutics, Inc.	1,926	33,455
#*	PMV Pharmaceuticals, Inc.	16,882	252,386
#*	Poseida Therapeutics, Inc.	8,934	22,246
#*	Prelude Therapeutics, Inc.	2,935	14,675
*	Prestige Consumer Healthcare, Inc.	310,082	18,701,045
††	Progenic Pharmaceuticals, Inc.	86,844	92,055
*	Progyny, Inc.	23,412	714,768
#	ProPhase Labs, Inc.	2,990	30,917
*	Protagonist Therapeutics, Inc.	100,505	1,000,025
*	Protara Therapeutics, Inc.	11,490	34,355
*	Prothena Corp. PLC	214,103	6,650,039
	Psychemedics Corp.	6,960	43,918
#*	Pulmonx Corp.	30,655	522,361
*	Quanterix Corp.	84,833	1,356,480
*	RadNet, Inc.	368,398	7,577,947

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	RAPT Therapeutics, Inc.	70,333	$1,295,534
*	REGENXBIO, Inc.	182,841	5,735,722
#*	Relay Therapeutics, Inc.	92,932	1,767,567
#*	Relmada Therapeutics, Inc.	38,460	984,576
#*	Repare Therapeutics, Inc.	3,351	42,357
#*	Replimune Group, Inc.	114,143	2,200,677
*	Repro-Med Systems, Inc.	3,700	9,361
*	Retractable Technologies, Inc.	7,963	37,745
#*	REVOLUTION Medicines, Inc.	218,797	4,942,624
#*	Rhythm Pharmaceuticals, Inc.	9,548	120,305
#*	Rocket Pharmaceuticals, Inc.	81,543	1,182,374
*	Sage Therapeutics, Inc.	85,845	2,953,926
*	Sangamo Therapeutics, Inc.	666,551	2,859,504
*	Satsuma Pharmaceuticals, Inc.	1,566	7,094
#*	Scholar Rock Holding Corp.	4,287	29,409
#*	Schrodinger, Inc.	124,229	3,888,368
*	SeaSpine Holdings Corp.	159,596	948,000
#*	Seer, Inc.	2,800	25,200
	Select Medical Holdings Corp.	105,874	3,135,988
*	Semler Scientific, Inc.	8,441	261,924
#*	Sensus Healthcare, Inc.	27,280	307,173
#*	Seres Therapeutics, Inc.	91,981	378,042
*	Sharps Compliance Corp.	31,813	274,546
#*	SI-BONE, Inc.	110,883	1,490,268
#	SIGA Technologies, Inc.	241,093	4,144,389
*	Silverback Therapeutics, Inc.	15,946	82,281
#	Simulations Plus, Inc.	65,947	4,230,500
#*	Sonida Senior Living, Inc.	8,773	157,475
*	Sonoma Pharmaceuticals, Inc.	8,275	24,246
*	SpringWorks Therapeutics, Inc.	9,800	292,824
#*	Standard BioTools, Inc.	151,727	220,004
*	Stoke Therapeutics, Inc.	56,634	837,617
#*	Strata Skin Sciences, Inc.	22,306	23,644
††	Strongbridge LLC	9,014	2,704
*	Supernus Pharmaceuticals, Inc.	251,811	7,994,999
*	Surface Oncology, Inc.	7,527	12,871
#*	Surgery Partners, Inc.	60,706	2,390,602
*	Surmodics, Inc.	121,677	4,234,360
#*	Sutro Biopharma, Inc.	30,985	181,262
*	Syndax Pharmaceuticals, Inc.	243,574	4,961,602
*	Synlogic, Inc.	7,086	6,917
*	Taro Pharmaceutical Industries Ltd.	34,803	1,242,119
*	Tarsus Pharmaceuticals, Inc.	26,916	404,278
*	TCR2 Therapeutics, Inc.	9,996	31,787
#*	TransMedics Group, Inc.	57,360	2,316,197
#*	Travere Therapeutics, Inc.	101,594	2,391,523
*	Turning Point Therapeutics, Inc.	12,539	940,174
#*	Twist Bioscience Corp.	4,389	191,975
#*»††	U.S. Diagnostic, Inc.	25,100	0
#	U.S. Physical Therapy, Inc.	94,167	12,220,993
*	UFP Technologies, Inc.	34,390	2,769,083
	Utah Medical Products, Inc.	46,317	4,230,595
*	Vanda Pharmaceuticals, Inc.	264,113	2,847,138
*	Vapotherm, Inc.	4,120	9,394
#*	Varex Imaging Corp.	185,096	4,125,790
#*	Vaxart, Inc.	19,587	72,080
*	Vaxcyte, Inc.	48,936	1,129,443
*	Verastem, Inc.	189,325	202,578
#*	Vericel Corp.	149,529	4,865,674

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	ViewRay, Inc.	533,813	$1,628,130
*	Viking Therapeutics, Inc.	269,347	810,734
*	Viracta Therapeutics, Inc.	16,912	56,148
#*	Viridian Therapeutics, Inc.	4,227	55,965
*	Vor BioPharma, Inc.	1,971	9,086
*	Voyager Therapeutics, Inc.	3,500	23,450
*	Werewolf Therapeutics, Inc.	4,240	19,334
*	XBiotech, Inc.	36,443	188,410
#*	Xencor, Inc.	269,336	7,727,250
*	Xenon Pharmaceuticals, Inc.	32,676	1,083,209
*	XOMA Corp.	3,982	93,577
#*	Y-mAbs Therapeutics, Inc.	20,737	323,290
#*	Zentalis Pharmaceuticals, Inc.	24,118	704,246
#*	Zimvie, Inc.	1,540	29,907
TOTAL HEALTH CARE			731,458,016
INDUSTRIALS — (17.1%)
#	AAON, Inc.	236,103	14,206,318
*	AAR Corp.	264,917	11,796,754
	ABM Industries, Inc.	146,358	6,562,693
	ACCO Brands Corp.	571,277	4,096,056
	Acme United Corp.	32,984	949,939
#*	Aerojet Rocketdyne Holdings, Inc.	10,869	474,867
*	AeroVironment, Inc.	151,819	13,153,598
*	Air Transport Services Group, Inc.	436,117	13,667,907
	Alamo Group, Inc.	91,149	11,795,592
	Albany International Corp., Class A	210,236	19,188,240
*	Allegiant Travel Co.	27,129	3,128,245
	Allied Motion Technologies, Inc.	105,295	2,836,647
*	Alta Equipment Group, Inc.	25,121	282,360
	Altra Industrial Motion Corp.	25,611	1,068,747
#*	Ameresco, Inc., Class A	166,023	9,499,836
*	American Superconductor Corp.	9,768	59,976
*	American Woodmark Corp.	129,866	6,521,871
	Apogee Enterprises, Inc.	197,436	8,215,312
	ARC Document Solutions, Inc.	2,639	7,416
	ArcBest Corp.	191,857	16,998,530
	Arcosa, Inc.	66,751	3,441,682
	Argan, Inc.	120,680	4,484,469
*	Art's-Way Manufacturing Co., Inc.	200	432
	Astec Industries, Inc.	173,758	8,536,731
*	Astronics Corp.	115,204	1,292,589
#*	Astronics Corp., Class B	36,903	396,707
*	Atlas Air Worldwide Holdings, Inc.	131,296	9,940,420
*	AZEK Co., Inc.	45,483	940,588
	AZZ, Inc.	191,090	8,128,969
*	Babcock & Wilcox Enterprises, Inc.	36,930	293,963
	Barnes Group, Inc.	91,703	3,101,395
	Barrett Business Services, Inc.	32,433	2,646,208
*	Beacon Roofing Supply, Inc.	191,194	11,475,464
	BGSF, Inc.	1,783	23,197
#*	Blue Bird Corp.	63,014	703,236
#*	BlueLinx Holdings, Inc.	23,347	1,867,760
	Boise Cascade Co.	282,825	19,998,556
	Brady Corp., Class A	92,892	4,444,882
*	BrightView Holdings, Inc.	117,205	1,540,074
	Brink's Co.	9,161	521,627
*	Casella Waste Systems, Inc., Class A	166,146	13,449,519
*	CBIZ, Inc.	406,188	18,530,297

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	235,637	$1,826,187
	Chicago Rivet & Machine Co.	17,700	495,600
*	Cimpress PLC	40,954	1,645,941
#*	CIRCOR International, Inc.	89,711	1,561,869
*	Civeo Corp.	12,081	358,443
	Columbus McKinnon Corp.	173,180	5,732,258
	Comfort Systems USA, Inc.	251,515	26,575,075
*	Commercial Vehicle Group, Inc.	82,348	634,080
	CompX International, Inc.	18,270	415,642
#*	Concrete Pumping Holdings, Inc.	27,326	178,439
*	Construction Partners, Inc., Class A	137,241	3,263,591
#*	Copa Holdings SA, Class A	59,565	4,003,959
	Costamare, Inc.	585,541	6,868,396
	Covenant Logistics Group, Inc.	120,677	4,039,059
	CRA International, Inc.	82,906	8,208,523
	CSW Industrials, Inc.	59,014	7,050,403
#*	Daseke, Inc.	121,918	1,021,673
	Deluxe Corp.	118,824	2,987,235
*	DLH Holdings Corp.	4,621	82,023
	Douglas Dynamics, Inc.	198,169	6,313,664
*	Ducommun, Inc.	98,591	4,667,298
*	DXP Enterprises, Inc.	109,786	3,732,724
*	Dycom Industries, Inc.	62,409	6,438,112
#	Eagle Bulk Shipping, Inc.	61,654	3,263,346
	Eastern Co.	56,600	1,165,960
	Encore Wire Corp.	157,161	21,762,084
*	Energy Recovery, Inc.	200,763	4,462,961
	Enerpac Tool Group Corp.	211,900	4,301,570
	EnerSys	23,695	1,561,737
#	Ennis, Inc.	219,027	4,785,740
	EnPro Industries, Inc.	125,144	11,698,461
	ESCO Technologies, Inc.	174,924	13,565,356
*	Espey Manufacturing & Electronics Corp.	35,187	473,617
*	EVI Industries, Inc.	33,694	274,943
	Federal Signal Corp.	439,096	18,231,266
*	Forrester Research, Inc.	192,371	8,943,328
	Forward Air Corp.	197,864	20,761,870
*	Franklin Covey Co.	148,131	7,751,695
	Franklin Electric Co., Inc.	37,494	3,405,205
#*	FuelCell Energy, Inc.	1,059,207	3,802,553
	GATX Corp.	47,413	4,753,153
#	Genco Shipping & Trading Ltd.	170,135	3,280,203
*	Gencor Industries, Inc.	41,983	416,052
*	Gibraltar Industries, Inc.	206,250	9,650,437
	Global Industrial Co.	297,670	10,641,702
*	GMS, Inc.	194,887	10,342,653
#	Gorman-Rupp Co.	234,749	7,206,794
	GrafTech International Ltd.	408,053	3,142,008
	Graham Corp.	62,837	449,285
	Granite Construction, Inc.	229,085	6,849,641
*	Great Lakes Dredge & Dock Corp.	482,545	6,239,307
#	Greenbrier Cos., Inc.	240,629	7,656,815
	Griffon Corp.	403,518	12,109,575
	H&E Equipment Services, Inc.	280,843	10,040,137
*	Harsco Corp.	271,391	1,305,391
#*	Hawaiian Holdings, Inc.	201,115	3,008,680
	Healthcare Services Group, Inc.	253,379	3,633,455
	Heartland Express, Inc.	296,971	4,715,899
	Heidrick & Struggles International, Inc.	149,469	4,654,465

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Helios Technologies, Inc.	244,713	$16,841,149
	Herc Holdings, Inc.	76,154	9,444,619
*	Heritage-Crystal Clean, Inc.	82,815	2,779,271
*	Hill International, Inc.	28,458	49,517
	Hillenbrand, Inc.	91,786	4,240,513
	HireQuest, Inc.	878	13,126
	HNI Corp.	100,813	3,560,715
*	Hub Group, Inc., Class A	220,852	16,873,093
*	Hudson Global, Inc.	4,143	116,791
*	Hudson Technologies, Inc.	19,855	176,908
	Hurco Cos., Inc.	57,082	1,445,887
*	Huron Consulting Group, Inc.	170,273	11,425,318
	Hyster-Yale Materials Handling, Inc.	63,879	2,209,575
	ICF International, Inc.	129,423	12,211,060
*	IES Holdings, Inc.	156,480	5,163,840
#*»††	IKONICS Corp.	1,808	0
#*	Infrastructure & Energy Alternatives, Inc.	5,303	74,878
*	Innovative Solutions & Support, Inc.	137,613	967,419
	Insteel Industries, Inc.	156,860	4,909,718
	Interface, Inc.	479,869	6,953,302
*	JELD-WEN Holding, Inc.	273,065	4,855,096
*	JetBlue Airways Corp.	98,835	832,191
	Kadant, Inc.	84,503	17,225,937
	Kaman Corp.	202,322	6,227,471
*	KAR Auction Services, Inc.	468,078	8,004,134
	Kelly Services, Inc., Class A	268,866	5,829,015
	Kennametal, Inc.	178,511	4,793,020
	Kforce, Inc.	169,253	11,145,310
	Kimball International, Inc., Class B	285,783	2,340,563
	Korn Ferry	90,035	5,898,193
*	Kratos Defense & Security Solutions, Inc.	517,065	7,440,565
#*	Lawson Products, Inc.	79,895	3,962,792
*	LB Foster Co., Class A	106,188	1,552,469
*	Limbach Holdings, Inc.	97,186	519,945
	Lindsay Corp.	81,445	12,539,272
*	LS Starrett Co., Class A	1,982	13,854
	LSI Industries, Inc.	239,767	1,450,590
	Luxfer Holdings PLC	22,543	368,353
*	Manitex International, Inc.	42,116	263,225
*	Manitowoc Co., Inc.	197,089	2,252,727
	ManTech International Corp., Class A	41,049	3,933,315
	Marten Transport Ltd.	621,259	13,394,344
*	Masonite International Corp.	64,541	5,875,167
*	Mastech Digital, Inc.	59,786	886,029
*	Matrix Service Co.	202,384	1,121,207
	Matson, Inc.	225,848	20,703,486
	Matthews International Corp., Class A	151,200	4,226,040
	Maxar Technologies, Inc.	159,780	4,390,754
*	Mayville Engineering Co., Inc.	4,513	32,223
	McGrath RentCorp	184,266	15,544,680
*	Mercury Systems, Inc.	11,551	681,625
*	Meritor, Inc.	396,576	14,443,298
*	Mesa Air Group, Inc.	22,804	51,537
	Miller Industries, Inc.	87,308	2,098,011
#	MillerKnoll, Inc.	159,795	4,811,427
*	Mistras Group, Inc.	49,573	305,865
*	Montrose Environmental Group, Inc.	17,442	699,773
	Moog, Inc., Class A	44,956	3,850,032
*	MRC Global, Inc.	177,909	2,067,303

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Mueller Industries, Inc.	90,139	$6,069,059
	Mueller Water Products, Inc., Class A	809,739	10,542,802
*	MYR Group, Inc.	136,039	12,954,994
	National Presto Industries, Inc.	39,808	2,834,330
	NL Industries, Inc.	42,338	395,014
*	NN, Inc.	13,772	39,939
*	Northwest Pipe Co.	91,196	2,858,995
*	NOW, Inc.	543,098	6,006,664
*	NV5 Global, Inc.	68,516	9,290,770
#	Omega Flex, Inc.	92,135	10,594,604
*	Orion Group Holdings, Inc.	212,448	569,361
*	P&F Industries, Inc., Class A	2,656	14,608
*	PAM Transportation Services, Inc.	163,228	5,840,298
	Pangaea Logistics Solutions Ltd.	1,613	8,194
	Park Aerospace Corp.	18,668	227,750
	Park-Ohio Holdings Corp.	98,022	1,739,890
	Patriot Transportation Holding, Inc.	31,961	240,347
#*	Performant Financial Corp.	6,197	16,050
*	Perma-Fix Environmental Services, Inc.	1,994	10,508
*	Perma-Pipe International Holdings, Inc.	55,119	510,402
*	PGT Innovations, Inc.	440,554	9,648,133
#	Pineapple Energy, Inc.	22,311	61,355
	Pitney Bowes, Inc.	568,118	1,857,746
#	Powell Industries, Inc.	80,744	1,934,626
	Preformed Line Products Co.	51,179	3,060,504
	Primoris Services Corp.	361,141	8,436,254
*	Proto Labs, Inc.	35,273	1,724,497
*	Quad/Graphics, Inc.	16,551	52,632
	Quanex Building Products Corp.	278,645	6,857,453
*	Radiant Logistics, Inc.	158,084	1,146,109
*	RCM Technologies, Inc.	29,866	532,212
#*††	Recycling Asset Holdings, Inc.	15,044	0
#*	Red Violet, Inc.	1,887	44,533
*	Resideo Technologies, Inc.	64,603	1,454,214
	Resources Connection, Inc.	227,515	4,882,472
	REV Group, Inc.	190,981	2,223,019
	Rush Enterprises, Inc., Class A	282,726	13,624,566
	Rush Enterprises, Inc., Class B	135,663	7,359,718
*	Servotronics, Inc.	24,804	275,572
	Shyft Group, Inc.	272,634	7,072,126
*	SIFCO Industries, Inc.	45,608	145,950
*	SkyWest, Inc.	144,388	3,486,970
*	SP Plus Corp.	178,296	6,108,421
*	Spirit Airlines, Inc.	103,083	2,553,366
*	SPX Corp.	221,779	13,113,792
	Standex International Corp.	87,438	8,488,481
	Steelcase, Inc., Class A	294,798	3,281,102
*	Sterling Construction Co., Inc.	136,037	3,497,511
*	Team, Inc.	534	442
	Tecnoglass, Inc.	54,713	1,226,118
	Tennant Co.	138,250	9,266,897
	Terex Corp.	164,678	5,518,360
#	Textainer Group Holdings Ltd.	221,872	7,536,992
*	Thermon Group Holdings, Inc.	66,405	1,033,926
*	Titan International, Inc.	374,549	6,277,441
*	Titan Machinery, Inc.	100,912	2,838,655
#*	TPI Composites, Inc.	118,436	1,950,641
#*	Transcat, Inc.	43,942	2,738,465
	Trinity Industries, Inc.	171,071	4,439,292

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Triumph Group, Inc.	92,597	$1,438,957
*	TrueBlue, Inc.	317,053	6,861,027
*	Tutor Perini Corp.	226,895	2,060,207
*	Twin Disc, Inc.	88,449	781,889
#*»††	U.S. Airways Group, Inc.	5,375	0
*	U.S. Xpress Enterprises, Inc., Class A	35,675	125,219
*	Ultralife Corp.	107,375	481,040
	UniFirst Corp.	1,956	383,161
	Universal Logistics Holdings, Inc.	96,356	2,895,498
*	USA Truck, Inc.	64,005	1,995,676
*	Vectrus, Inc.	77,815	2,586,571
*	Veritiv Corp.	173,696	21,541,778
*	Viad Corp.	26,812	905,441
*	Virco Mfg. Corp.	133,476	560,599
	VSE Corp.	69,676	2,922,908
	Wabash National Corp.	457,466	8,261,836
	Werner Enterprises, Inc.	106,788	4,694,400
*	Willdan Group, Inc.	28,691	780,682
#*	Willis Lease Finance Corp.	74,923	2,924,245
#*	Yellow Corp.	4,977	23,989
TOTAL INDUSTRIALS			1,183,505,009
INFORMATION TECHNOLOGY — (11.7%)
#*	3D Systems Corp.	129,146	1,477,430
*	908 Devices, Inc.	500	11,250
	A10 Networks, Inc.	351,959	5,247,709
*	ACI Worldwide, Inc.	102,271	2,917,792
#*	ACM Research, Inc., Class A	99,938	1,686,953
*»††	Actua Corp.	21,078	0
#*	ADDvantage Technologies Group, Inc.	79,262	110,967
#	ADTRAN Holdings, Inc.	247,135	5,953,482
#	Advanced Energy Industries, Inc.	53,815	4,815,904
#*	Aeva Technologies, Inc.	12,420	43,843
*	Agilysys, Inc.	187,965	9,078,710
*	Airgain, Inc.	32,664	269,805
#*	Akoustis Technologies, Inc.	13,923	59,590
*	Alarm.com Holdings, Inc.	39,874	2,821,883
*	Alithya Group, Inc., Class A	105,048	240,560
#*	ALJ Regional Holdings, Inc.	3,465	7,138
#*	Alkami Technology, Inc.	6,091	84,787
*	Alpha & Omega Semiconductor Ltd.	192,304	8,078,691
*	Ambarella, Inc.	104,942	9,082,730
	American Software, Inc., Class A	226,660	4,052,681
*	Amtech Systems, Inc.	61,964	484,558
*	Arlo Technologies, Inc.	369,684	2,598,879
*	AstroNova, Inc.	59,126	706,556
*	Asure Software, Inc.	2,139	12,192
	Autoscope Technologies Corp.	2,530	12,903
#*	Avaya Holdings Corp.	366,165	329,036
*	Aviat Networks, Inc.	25,022	735,146
*	Avid Technology, Inc.	263,944	7,406,269
*	Aware, Inc.	106,294	217,903
*	Axcelis Technologies, Inc.	241,047	16,952,836
*	AXT, Inc.	289,469	2,538,643
	Badger Meter, Inc.	199,391	19,179,420
#	Bel Fuse, Inc., Class A	33,047	968,277
	Bel Fuse, Inc., Class B	83,530	2,065,697
	Belden, Inc.	154,909	10,025,710
	Benchmark Electronics, Inc.	296,235	7,577,691

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Benefitfocus, Inc.	27,171	$230,138
	BK Technologies Corp.	34,205	94,064
*	Blackbaud, Inc.	49,915	3,060,788
#*	BM Technologies, Inc.	21,612	129,672
*	Brightcove, Inc.	99,269	590,651
#*	CalAmp Corp.	175,408	826,172
*	Calix, Inc.	341,891	19,501,463
#*	Cambium Networks Corp.	46,554	877,543
*	Cantaloupe, Inc.	127,910	776,414
*	Casa Systems, Inc.	75,302	332,835
	Cass Information Systems, Inc.	93,056	3,392,822
*	CEVA, Inc.	152,522	5,678,394
*	ChannelAdvisor Corp.	126,379	1,862,826
#*	Clearfield, Inc.	101,696	10,022,141
*	Cohu, Inc.	252,820	7,225,596
*	CommScope Holding Co., Inc.	534,749	4,828,783
*	CommVault Systems, Inc.	107,515	6,030,516
*	Computer Task Group, Inc.	250,505	2,181,899
	Comtech Telecommunications Corp.	99,997	1,161,965
*	Conduent, Inc.	996,781	4,644,999
*	Consensus Cloud Solutions, Inc.	31,577	1,706,105
*	CoreCard Corp.	5,645	134,464
#*	Corsair Gaming, Inc.	10,923	154,014
	CSG Systems International, Inc.	226,031	14,748,523
*	CSP, Inc.	49,891	399,128
	CTS Corp.	254,031	10,333,981
*	CVD Equipment Corp.	29,398	145,520
*	CyberOptics Corp.	58,955	2,397,700
*	Daktronics, Inc.	208,101	786,622
*	Data I/O Corp.	59,681	211,271
*	Digi International, Inc.	231,060	6,582,899
*	Diodes, Inc.	166,397	13,539,724
*	Duck Creek Technologies, Inc.	4,532	62,542
*	DZS, Inc.	65,571	1,228,801
#	Ebix, Inc.	104,739	2,478,125
*	eGain Corp.	147,499	1,306,841
*	Electro-Sensors, Inc.	4,550	27,482
#*	EMCORE Corp.	167,642	536,454
*	Envestnet, Inc.	27,880	1,624,568
*	ePlus, Inc.	206,398	11,469,537
*	Everspin Technologies, Inc.	7,804	47,682
	EVERTEC, Inc.	255,668	9,968,495
*	Evo Payments, Inc., Class A	194,372	5,314,130
*	ExlService Holdings, Inc.	72,578	12,219,958
*	Extreme Networks, Inc.	395,657	5,175,194
*	Fabrinet	161,959	15,557,782
*	FARO Technologies, Inc.	134,398	4,370,623
*	FormFactor, Inc.	477,470	16,978,833
*	Frequency Electronics, Inc.	65,332	431,191
*	Grid Dynamics Holdings, Inc.	167,596	3,162,537
*	GSI Technology, Inc.	114,270	468,507
	Hackett Group, Inc.	317,440	6,656,717
#*	Harmonic, Inc.	861,681	9,409,557
#*	I3 Verticals, Inc., Class A	79,573	2,158,815
#*	Ichor Holdings Ltd.	129,343	4,043,262
#*	Identiv, Inc.	48,796	660,698
*	Immersion Corp.	19,182	108,378
#*	Infinera Corp.	700,569	4,588,727
	Information Services Group, Inc.	131,835	983,489

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Innodata, Inc.	60,417	$344,981
*	Insight Enterprises, Inc.	195,134	18,227,467
#	InterDigital, Inc.	144,589	8,876,319
*	International Money Express, Inc.	154,014	3,702,497
*	inTEST Corp.	80,117	679,392
*	Intevac, Inc.	99,671	480,414
*	Iteris, Inc.	102,294	269,033
*	Itron, Inc.	108,547	6,339,145
#*	Jamf Holding Corp.	19,359	473,134
*	Key Tronic Corp.	10,667	53,442
#*	Kimball Electronics, Inc.	183,859	4,044,898
*	Knowles Corp.	664,206	13,118,069
#	Kulicke & Soffa Industries, Inc.	371,220	17,863,106
*	KVH Industries, Inc.	116,853	1,007,273
*	Kyndryl Holdings, Inc.	54,609	571,756
*	Lantronix, Inc.	42,083	303,418
#*	LGL Group, Inc.	51,187	697,679
#*	Limelight Networks, Inc.	459,066	1,161,437
*	LiveRamp Holdings, Inc.	266,771	7,098,776
*	Luna Innovations, Inc.	128,531	831,596
*	Magnachip Semiconductor Corp.	157,753	2,407,311
*	MaxLinear, Inc.	273,555	11,054,358
#*	Meta Materials, Inc.	9,038	8,134
	Methode Electronics, Inc.	275,786	11,373,415
#*	Mitek Systems, Inc.	127,861	1,391,128
#*	Model N, Inc.	142,253	3,573,395
*	Momentive Global, Inc.	50,555	437,301
*	MoneyGram International, Inc.	438,183	4,451,939
#*	N-Able, Inc.	369,549	3,628,971
#*	Napco Security Technologies, Inc.	371,440	9,531,150
*	Neonode, Inc.	4,229	19,453
*	NeoPhotonics Corp.	248,582	3,974,826
#*	NETGEAR, Inc.	227,238	5,858,196
*	NetScout Systems, Inc.	424,006	15,086,133
*	NetSol Technologies, Inc.	35,343	115,572
	Network-1 Technologies, Inc.	41,388	96,434
*	nLight, Inc.	109,761	1,345,670
	NVE Corp.	22,234	1,221,091
#*	Olo, Inc., Class A	92,640	992,174
*	ON24, Inc.	43,186	415,017
*	OneSpan, Inc.	186,835	2,068,263
*	Onto Innovation, Inc.	14,805	1,232,516
*	Optical Cable Corp.	27,967	102,639
*	OSI Systems, Inc.	130,061	12,572,997
*	Paya Holdings, Inc.	128,670	899,403
#*	Paysafe Ltd.	210,755	423,618
	PC Connection, Inc.	146,008	6,925,159
	PC-Tel, Inc.	87,115	401,600
*	PDF Solutions, Inc.	174,066	4,696,301
*	Perficient, Inc.	161,265	17,016,683
*	PFSweb, Inc.	78,359	854,897
*	Photronics, Inc.	358,487	8,535,575
#*	Ping Identity Holding Corp.	394,908	6,772,672
#*	Pixelworks, Inc.	156,752	362,097
*	Plexus Corp.	205,049	19,264,354
*	Powerfleet, Inc.	7,909	21,750
#	Progress Software Corp.	307,854	14,456,824
*	Q2 Holdings, Inc.	50,064	2,197,810
#*	QuickLogic Corp.	2,718	22,233

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Rackspace Technology, Inc.	148,594	$1,001,524
*	Rambus, Inc.	741,179	18,737,005
*	RF Industries Ltd.	63,848	437,997
*	Ribbon Communications, Inc.	453,655	1,537,890
	Richardson Electronics Ltd.	103,699	1,620,815
#*	Rimini Street, Inc.	223,094	1,566,120
*	Rogers Corp.	77,667	20,911,840
*	Rubicon Technology, Inc.	2,007	32,192
*	Sanmina Corp.	249,809	11,503,704
	Sapiens International Corp. NV	166,003	4,367,539
*	ScanSource, Inc.	214,371	6,849,153
*	SecureWorks Corp., Class A	21,496	213,455
#*	SEMrush Holdings, Inc., Class A	2,967	36,079
#*	Shift4 Payments, Inc., Class A	78,634	2,864,637
#*	ShotSpotter, Inc.	23,370	784,998
*	SigmaTron International, Inc.	9,385	65,695
#*	SMART Global Holdings, Inc.	302,404	5,933,166
*	Smith Micro Software, Inc.	75,119	202,070
*	Socket Mobile, Inc.	14,185	40,002
	SolarWinds Corp.	315,887	3,383,150
*	Sono-Tek Corp.	700	3,640
#*	SRAX, Inc.	29,242	75,444
††	SRAX, Inc.	29,242	4,971
*	StarTek, Inc.	16,505	52,816
*	Stratasys Ltd.	329,007	6,774,254
*	Sumo Logic, Inc.	114,949	778,205
*	Super Micro Computer, Inc.	200,230	10,814,422
#*	TaskUS, Inc., Class A	10,240	215,347
*	Telos Corp.	45,022	357,475
#*	Terawulf, Inc.	1,808	2,604
*	TESSCO Technologies, Inc.	8,166	45,893
*	TransAct Technologies, Inc.	75,004	337,518
#*	Trio-Tech International	2,853	13,951
*	TSR, Inc.	51,284	451,299
	TTEC Holdings, Inc.	74,716	5,466,970
*	TTM Technologies, Inc.	752,614	10,182,867
#*	Tucows, Inc., Class A	10,692	494,719
#*	Turtle Beach Corp.	66,797	868,361
*	Ultra Clean Holdings, Inc.	231,627	7,782,667
*	Unisys Corp.	314,627	4,316,682
*	Upland Software, Inc.	83,272	942,639
*	Usio, Inc.	26,673	58,147
#*	Veeco Instruments, Inc.	256,425	5,590,065
*	Verint Systems, Inc.	183,312	8,371,859
#*	Verra Mobility Corp.	246,388	4,062,938
*	Vertex, Inc., Class A	78,973	888,446
*	Viasat, Inc.	45,321	1,492,421
*	Viavi Solutions, Inc.	91,808	1,358,758
	Vishay Intertechnology, Inc.	223,191	4,611,126
*	Vishay Precision Group, Inc.	106,087	3,307,793
	Wayside Technology Group, Inc.	32,917	1,036,886
*	Wireless Telecom Group, Inc.	9,852	13,990
	Xerox Holdings Corp.	197,723	3,386,995
	Xperi Holding Corp.	247,901	4,154,821
#*	Yext, Inc.	381,558	1,671,224
TOTAL INFORMATION TECHNOLOGY			807,512,313
MATERIALS — (5.1%)
*	Advanced Emissions Solutions, Inc.	40,047	195,830

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	AdvanSix, Inc.	131,916	$5,182,980
*	AgroFresh Solutions, Inc.	82,376	145,806
*	Allegheny Technologies, Inc.	559,819	13,933,895
	Alpha Metallurgical Resources, Inc.	65,382	8,941,642
*	American Biltrite, Inc.	304	47,120
	American Vanguard Corp.	180,794	4,232,388
*	Arconic Corp.	215,442	6,508,503
*	Aspen Aerogels, Inc.	68,242	892,605
	Cabot Corp.	130,625	9,700,212
	Carpenter Technology Corp.	219,118	7,042,453
*	Century Aluminum Co.	804,592	6,348,231
	Chase Corp.	73,821	6,711,805
*	Clearwater Paper Corp.	104,989	3,748,107
*	Coeur Mining, Inc.	1,105,433	3,548,440
	Compass Minerals International, Inc.	159,823	5,950,210
*	Core Molding Technologies, Inc.	61,160	664,198
	Ecovyst, Inc.	427,250	4,370,767
#*	Ferroglobe PLC	834,778	5,133,885
	Fortitude Gold Corp.	56,138	339,635
	Friedman Industries, Inc.	73,974	713,109
	FutureFuel Corp.	135,851	976,769
*	GCP Applied Technologies, Inc.	50,273	1,583,599
	Glatfelter Corp.	339,969	2,087,410
#	Gold Resource Corp.	60,152	105,868
	Greif, Inc., Class A	95,064	6,713,420
	Greif, Inc., Class B	17,972	1,254,805
	Hawkins, Inc.	197,821	7,863,385
#	Haynes International, Inc.	64,079	2,477,294
	HB Fuller Co.	61,677	3,959,663
	Hecla Mining Co.	1,491,070	6,754,547
*	Ingevity Corp.	93,705	6,287,605
	Innospec, Inc.	180,162	18,376,524
#*	Intrepid Potash, Inc.	65,543	2,988,761
	Kaiser Aluminum Corp.	121,347	9,194,462
	Koppers Holdings, Inc.	119,812	2,820,374
	Kronos Worldwide, Inc.	256,280	4,502,840
#*	Loop Industries, Inc.	4,219	24,681
#*	LSB Industries, Inc.	301,026	4,157,169
	Materion Corp.	151,333	12,400,226
	Mercer International, Inc.	442,694	7,065,396
	Minerals Technologies, Inc.	168,429	11,252,741
	Myers Industries, Inc.	308,235	7,499,358
	NewMarket Corp.	5,009	1,556,797
#	Nexa Resources SA	67,077	447,404
	Northern Technologies International Corp.	76,828	856,632
*	O-I Glass, Inc.	508,421	7,478,873
	Olympic Steel, Inc.	91,634	2,724,279
	Orion Engineered Carbons SA	194,330	3,359,966
	Pactiv Evergreen, Inc.	205,021	2,095,315
#	Quaker Chemical Corp.	19,891	3,226,519
	Ramaco Resources, Inc.	134,494	1,578,960
#*	Ranpak Holdings Corp.	126,129	644,519
*	Rayonier Advanced Materials, Inc.	361,159	1,278,503
*	Resolute Forest Products, Inc.	332,327	6,739,592
	Ryerson Holding Corp.	169,650	4,648,410
	Schnitzer Steel Industries, Inc., Class A	235,509	8,374,700
	Schweitzer-Mauduit International, Inc.	319,783	6,987,259
	Sensient Technologies Corp.	38,411	3,302,578
#*	Smith-Midland Corp.	560	11,032

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Stepan Co.	166,116	$18,639,876
*	Summit Materials, Inc., Class A	220,250	6,059,077
	SunCoke Energy, Inc.	367,417	2,718,886
	Sylvamo Corp.	83,185	3,264,179
*	Synalloy Corp.	64,098	885,193
*	TimkenSteel Corp.	342,359	6,946,464
	Tredegar Corp.	154,308	1,617,148
	TriMas Corp.	329,648	9,757,581
	Trinseo PLC	171,950	6,150,651
	Tronox Holdings PLC, Class A	313,589	4,895,124
*	U.S. Gold Corp.	1,810	7,475
	United States Lime & Minerals, Inc.	58,620	6,030,239
*	Universal Stainless & Alloy Products, Inc.	45,031	382,764
*	Venator Materials PLC	77,960	134,091
	Warrior Met Coal, Inc.	214,407	6,846,016
	Worthington Industries, Inc.	133,073	6,814,668
TOTAL MATERIALS			351,159,488
REAL ESTATE — (0.9%)
#*	Altisource Portfolio Solutions SA	2,709	31,370
*	AMREP Corp.	66,750	941,175
*	CKX Lands, Inc.	15,043	166,225
#	Douglas Elliman, Inc.	372,407	2,234,442
*	Five Point Holdings LLC, Class A	124,796	526,639
*	Forestar Group, Inc.	152,207	2,106,545
*	FRP Holdings, Inc.	89,566	5,284,394
*	InterGroup Corp.	1,491	67,281
*»	JW Mays, Inc.	2,700	118,746
	Kennedy-Wilson Holdings, Inc.	281,052	5,806,534
	Marcus & Millichap, Inc.	284,742	11,651,643
*	Maui Land & Pineapple Co., Inc.	47,561	452,305
	Newmark Group, Inc., Class A	382,195	4,357,023
*	Rafael Holdings, Inc., Class B	115,738	233,791
	RE/MAX Holdings, Inc., Class A	93,792	2,376,689
*	Realogy Holdings Corp.	548,994	5,451,511
	RMR Group, Inc., Class A	59,499	1,720,116
	St. Joe Co.	421,390	17,706,808
*	Stratus Properties, Inc.	69,131	2,189,379
*	Tejon Ranch Co.	105,170	1,737,408
*	Trinity Place Holdings, Inc.	22,781	23,920
TOTAL REAL ESTATE			65,183,944
UTILITIES — (2.4%)
	ALLETE, Inc.	46,320	2,875,082
	American States Water Co.	98,817	8,613,878
	Artesian Resources Corp., Class A	45,930	2,368,151
	Avista Corp.	170,979	7,225,572
	California Water Service Group	291,215	17,496,197
	Chesapeake Utilities Corp.	123,935	16,995,206
	Consolidated Water Co. Ltd.	69,563	1,081,705
	Genie Energy Ltd., Class B	210,566	2,027,751
	Global Water Resources, Inc.	28,982	383,432
	MGE Energy, Inc.	126,619	10,304,254
#	Middlesex Water Co.	128,045	12,178,360
#	Northwest Natural Holding Co.	202,381	10,861,788
#	NorthWestern Corp.	117,346	6,506,836
	Otter Tail Corp.	297,207	20,884,736
*	Pure Cycle Corp.	63,404	669,546

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	RGC Resources, Inc.	18,847	$380,898
	SJW Group	181,454	11,914,270
	South Jersey Industries, Inc.	313,121	10,733,788
	Spire, Inc.	57,070	4,293,947
#*	Sunnova Energy International, Inc.	285,140	7,419,343
	Unitil Corp.	115,409	6,320,951
#	Via Renewables, Inc.	70,103	569,236
	York Water Co.	87,307	3,753,328
TOTAL UTILITIES			165,858,255
TOTAL COMMON STOCKS			6,490,158,447
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	18,902	493,342
ENERGY — (0.0%)
#	Meta Materials, Inc.	18,077	24,946
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,524	1,563,001
TOTAL PREFERRED STOCKS			2,081,289
RIGHTS/WARRANTS — (0.0%)
INFORMATION TECHNOLOGY — (0.0%)
*»††	Social Reality, Inc. Rights Exp 12/31/19	16,919	0
TOTAL INVESTMENT SECURITIES (Cost $3,980,187,480)			6,492,239,736

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	71,631,215	71,631,215
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	31,695,730	366,624,508
TOTAL INVESTMENTS — (100.0%)
(Cost $4,418,445,426)^^			$6,930,495,459
As of July 31, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	335	09/16/22	$65,065,917	$69,236,125	$4,170,208
Total Futures Contracts			$65,065,917	$69,236,125	$4,170,208

U.S. Micro Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$209,509,498	$241,832	—	$209,751,330
Consumer Discretionary	748,327,368	176,652	—	748,504,020
Consumer Staples	325,066,392	660,862	—	325,727,254
Energy	452,204,246	—	—	452,204,246
Financials	1,448,650,966	643,606	—	1,449,294,572
Health Care	728,514,138	—	$2,943,878	731,458,016
Industrials	1,183,505,009	—	—	1,183,505,009
Information Technology	807,507,342	4,971	—	807,512,313
Materials	351,159,488	—	—	351,159,488
Real Estate	65,065,198	118,746	—	65,183,944
Utilities	165,858,255	—	—	165,858,255
Preferred Stocks
Communication Services	493,342	—	—	493,342
Energy	24,946	—	—	24,946
Industrials	1,563,001	—	—	1,563,001
Temporary Cash Investments	71,631,215	—	—	71,631,215
Securities Lending Collateral	—	366,624,508	—	366,624,508
Futures Contracts**	4,170,208	—	—	4,170,208
TOTAL	$6,563,250,612	$368,471,177	$2,943,878^	$6,934,665,667
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.1%)
REAL ESTATE — (98.1%)
	Acadia Realty Trust	653,867	$11,200,742
#	Agree Realty Corp.	534,529	42,543,163
#	Alexander's, Inc.	16,629	4,049,328
	Alexandria Real Estate Equities, Inc.	1,094,282	181,410,070
	Alpine Income Property Trust, Inc.	3,808	71,095
	American Assets Trust, Inc.	365,312	11,043,382
	American Campus Communities, Inc.	999,383	65,279,698
	American Homes 4 Rent, Class A	2,204,636	83,511,612
	American Tower Corp.	3,257,589	882,252,829
#	Americold Realty Trust	1,225,519	40,135,747
	Apartment Income REIT Corp.	1,103,924	50,051,914
#*	Apartment Investment & Management Co., Class A	1,087,457	9,047,642
	Apple Hospitality REIT, Inc.	1,538,802	25,667,217
#*	Ashford Hospitality Trust, Inc.	200,055	1,744,480
	AvalonBay Communities, Inc.	984,411	210,604,889
	Bluerock Residential Growth REIT, Inc.	181,510	4,768,268
	Boston Properties, Inc.	1,055,072	96,180,364
#	Braemar Hotels & Resorts, Inc.	281,102	1,458,919
	Brandywine Realty Trust	1,212,844	11,340,091
	Brixmor Property Group, Inc.	2,123,100	49,213,458
	Broadstone Net Lease, Inc.	88,537	2,007,134
#	BRT Apartments Corp.	51,530	1,184,675
	Camden Property Trust	713,730	100,707,303
	CareTrust REIT, Inc.	688,990	14,227,643
#	Cedar Realty Trust, Inc.	55,494	1,612,656
	Centerspace	104,485	8,974,217
*	Chatham Lodging Trust	333,719	4,058,023
	City Office REIT, Inc.	315,577	4,449,636
#	Clipper Realty, Inc.	84,924	765,165
	Community Healthcare Trust, Inc.	170,321	6,634,003
#	Corporate Office Properties Trust	795,534	22,394,282
#	Cousins Properties, Inc.	1,053,841	32,510,995
#	Creative Media & Community Trust Corp.	24,221	170,758
	Crown Castle International Corp.	3,048,754	550,787,898
#	CTO Realty Growth, Inc.	119,268	2,528,482
	CubeSmart	1,568,946	71,967,553
*	DiamondRock Hospitality Co.	1,492,353	13,849,036
	Digital Realty Trust, Inc.	2,003,091	265,309,403
	Diversified Healthcare Trust	1,734,391	3,000,496
	Douglas Emmett, Inc.	1,243,984	29,407,782
	Duke Realty Corp.	2,711,442	169,627,811
#	Easterly Government Properties, Inc.	615,872	12,483,725
	EastGroup Properties, Inc.	294,227	50,177,473
#	Empire State Realty Trust, Inc., Class A	1,009,560	8,611,547
#	EPR Properties	530,543	28,548,519
	Equinix, Inc.	641,320	451,322,537
*	Equity Commonwealth	797,571	22,371,867
	Equity LifeStyle Properties, Inc.	1,245,105	91,540,120
	Equity Residential	2,518,409	197,418,081
#»††	Esc War Ind	433,542	0
	Essential Properties Realty Trust, Inc.	900,760	21,726,331
	Essex Property Trust, Inc.	460,954	132,077,150
	Extra Space Storage, Inc.	946,135	179,311,505

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Federal Realty Investment Trust	531,621	$56,144,494
	First Industrial Realty Trust, Inc.	933,366	48,488,364
	Four Corners Property Trust, Inc.	568,127	16,606,352
#	Franklin Street Properties Corp.	795,598	3,015,316
	Gaming & Leisure Properties, Inc.	1,661,195	86,365,528
	Getty Realty Corp.	283,400	8,314,956
#	Gladstone Commercial Corp.	273,389	5,727,500
	Global Medical REIT, Inc.	424,993	5,176,415
#	Global Net Lease, Inc.	731,827	11,043,269
	Global Self Storage, Inc.	43,975	243,182
#	Healthcare Realty Trust, Inc.	2,688,780	70,580,475
	Healthpeak Properties, Inc.	3,801,817	105,044,204
*	Hersha Hospitality Trust	258,606	2,606,748
	Highwoods Properties, Inc.	743,140	26,433,490
	Host Hotels & Resorts, Inc.	5,067,050	90,244,160
	Hudson Pacific Properties, Inc.	1,021,356	15,361,194
	Independence Realty Trust, Inc.	1,212,968	26,927,890
#	Indus Realty Trust, Inc.	2,724	166,382
#	Industrial Logistics Properties Trust	467,906	4,693,097
	InvenTrust Properties Corp.	54,845	1,572,406
	Invitation Homes, Inc.	4,300,318	167,841,412
	Iron Mountain, Inc.	2,048,306	99,322,358
#	JBG SMITH Properties	787,473	20,033,313
	Kilroy Realty Corp.	743,376	40,276,112
	Kimco Realty Corp.	4,301,066	95,096,569
	Kite Realty Group Trust	1,550,797	30,845,352
	Lamar Advertising Co., Class A	613,439	61,994,145
	Life Storage, Inc.	594,435	74,833,422
#	LTC Properties, Inc.	289,963	12,149,450
	LXP Industrial Trust	2,036,202	22,337,136
	Macerich Co.	1,518,995	16,116,537
	Medical Properties Trust, Inc.	4,228,408	72,897,754
	Mid-America Apartment Communities, Inc.	813,302	151,054,580
#	National Health Investors, Inc.	310,492	20,132,301
	National Retail Properties, Inc.	1,239,466	59,010,976
	National Storage Affiliates Trust	602,068	33,017,409
	Necessity Retail REIT, Inc.	768,520	5,986,771
	NETSTREIT Corp.	116,629	2,390,894
	NexPoint Residential Trust, Inc.	160,459	10,676,942
	Office Properties Income Trust	345,449	7,178,430
#	Omega Healthcare Investors, Inc.	1,657,337	51,377,447
#	One Liberty Properties, Inc.	131,488	3,648,792
	Orion Office REIT, Inc.	414,485	4,534,466
	Outfront Media, Inc.	989,921	18,273,942
	Paramount Group, Inc.	1,286,523	10,099,206
	Park Hotels & Resorts, Inc.	1,651,506	25,746,979
#	Pebblebrook Hotel Trust	930,098	18,192,717
#	Physicians Realty Trust	1,596,389	28,367,833
	Piedmont Office Realty Trust, Inc., Class A	872,054	11,999,463
	Plymouth Industrial REIT, Inc.	191,945	3,696,861
#	Postal Realty Trust, Inc., Class A	9,997	168,749
	Prologis, Inc.	5,200,099	689,325,123
	Public Storage	1,111,595	362,835,724
	Realty Income Corp.	4,247,234	314,252,844
	Regency Centers Corp.	1,093,018	70,423,150
	Retail Opportunity Investments Corp.	875,364	15,283,855
	Rexford Industrial Realty, Inc.	1,161,439	75,969,725
	RLJ Lodging Trust	1,186,696	14,821,833
#	RPT Realty	604,583	6,571,817

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Ryman Hospitality Properties, Inc.	369,974	$32,757,498
	Sabra Health Care REIT, Inc.	1,634,414	25,153,631
#	Saul Centers, Inc.	110,613	5,782,848
	SBA Communications Corp.	759,763	255,120,818
#*	Seritage Growth Properties, Class A	176,234	2,118,333
#	Service Properties Trust	1,182,053	7,730,627
	Simon Property Group, Inc.	2,315,586	251,565,263
	SITE Centers Corp.	1,204,591	17,599,074
#	SL Green Realty Corp.	453,793	22,530,822
#*	Sotherly Hotels, Inc.	103,271	219,967
#	Spirit Realty Capital, Inc.	919,121	40,753,825
	STAG Industrial, Inc.	1,240,314	40,657,493
	STORE Capital Corp.	1,762,800	51,156,456
#*	Summit Hotel Properties, Inc.	764,585	6,001,992
	Sun Communities, Inc.	859,386	140,904,929
#*	Sunstone Hotel Investors, Inc.	1,516,371	17,180,483
	Tanger Factory Outlet Centers, Inc.	741,940	12,071,364
	Terreno Realty Corp.	536,066	33,584,535
	UDR, Inc.	2,248,587	108,831,611
#	UMH Properties, Inc.	333,677	7,110,657
#	Uniti Group, Inc.	1,678,532	16,734,964
	Universal Health Realty Income Trust	96,577	5,205,500
#	Urban Edge Properties	832,547	13,678,747
#	Urstadt Biddle Properties, Inc.	47,996	894,165
	Urstadt Biddle Properties, Inc., Class A	226,110	4,160,424
	Ventas, Inc.	2,821,648	151,748,229
*	Veris Residential, Inc.	522,118	7,283,546
#	VICI Properties, Inc.	6,638,934	226,985,153
	Vornado Realty Trust	1,148,370	34,898,964
#	Washington Real Estate Investment Trust	616,752	13,673,392
	Welltower, Inc.	3,194,335	275,798,884
*	Wheeler Real Estate Investment Trust, Inc.	1,281	3,113
	Whitestone REIT	335,036	3,762,454
#	WP Carey, Inc.	1,359,874	121,436,748
*	Xenia Hotels & Resorts, Inc.	809,798	13,296,883
TOTAL REAL ESTATE			9,565,269,917

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	98,347,541	98,347,541
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	7,409,298	85,703,355
TOTAL INVESTMENTS — (100.0%)
(Cost $5,619,290,487)^^			$9,749,320,813
As of July 31, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	443	09/16/22	$87,434,175	$91,557,025	$4,122,850
Total Futures Contracts			$87,434,175	$91,557,025	$4,122,850

DFA Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$9,565,269,917	—	—	$9,565,269,917
Temporary Cash Investments	98,347,541	—	—	98,347,541
Securities Lending Collateral	—	$85,703,355	—	85,703,355
Futures Contracts**	4,122,850	—	—	4,122,850
TOTAL	$9,667,740,308	$85,703,355	—	$9,753,443,663
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (6.9%)
	AGL Energy Ltd.	214,289	$1,262,097
*	Allkem Ltd.	207,455	1,673,413
	ALS Ltd.	245,457	2,016,045
	Altium Ltd.	44,657	986,152
	Alumina Ltd.	930,254	1,010,472
*	AMP Ltd.	1,590,062	1,217,685
	Ampol Ltd.	132,081	3,129,197
	Ansell Ltd.	83,575	1,534,408
	APA Group	287,796	2,359,740
	Aristocrat Leisure Ltd.	172,834	4,311,871
	ASX Ltd.	49,418	3,071,564
	Atlas Arteria Ltd.	352,211	1,916,500
	Aurizon Holdings Ltd.	1,367,604	3,870,723
	Australia & New Zealand Banking Group Ltd.	691,667	11,178,211
	Australia & New Zealand Banking Group Ltd.	46,111	737,787
#	Bank of Queensland Ltd.	321,618	1,703,352
	Beach Energy Ltd.	2,007,403	2,586,980
	Bendigo & Adelaide Bank Ltd.	285,791	2,073,880
	BHP Group Ltd.	939,771	25,786,616
#	BHP Group Ltd., Sponsored ADR	298,208	16,413,368
	BlueScope Steel Ltd.	282,249	3,315,404
	Brambles Ltd.	480,946	3,870,991
#	Breville Group Ltd.	36,183	534,934
	Carsales.com Ltd.	125,459	1,828,968
	Challenger Ltd.	285,128	1,408,464
	Champion Iron Ltd.	169,588	578,615
	Cleanaway Waste Management Ltd.	949,737	1,829,659
	Cochlear Ltd.	14,527	2,189,609
	Coles Group Ltd.	337,836	4,449,414
	Commonwealth Bank of Australia	355,286	25,231,488
	Computershare Ltd.	211,559	3,737,610
	CSL Ltd.	128,582	26,181,478
	Domino's Pizza Enterprises Ltd.	24,583	1,256,925
	Downer EDI Ltd.	522,545	2,034,349
	Eagers Automotive Ltd.	39,098	345,643
	Endeavour Group Ltd.	387,995	2,161,689
	Evolution Mining Ltd.	1,236,556	2,284,263
#*	Flight Centre Travel Group Ltd.	35,538	432,185
	Fortescue Metals Group Ltd.	650,204	8,367,188
	Harvey Norman Holdings Ltd.	479,253	1,398,526
	IDP Education Ltd.	59,144	1,189,970
	IGO Ltd.	289,825	2,271,021
	Iluka Resources Ltd.	273,276	1,854,730
	Incitec Pivot Ltd.	1,052,154	2,680,724
	Insurance Australia Group Ltd.	722,472	2,273,305
	James Hardie Industries PLC	134,782	3,328,672
#	JB Hi-Fi Ltd.	74,704	2,212,016
	Lendlease Corp. Ltd.	239,312	1,733,729
*	Lottery Corp. Ltd.	752,249	2,386,208
*	Lynas Rare Earths Ltd.	214,923	1,321,635
	Macquarie Group Ltd.	83,391	10,672,715
	Medibank Pvt Ltd.	980,727	2,358,190
	Metcash Ltd.	613,711	1,788,930
	Mineral Resources Ltd.	80,695	3,074,809
	National Australia Bank Ltd.	811,247	17,520,102

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Netwealth Group Ltd.	38,249	$347,489
#	New Hope Corp. Ltd.	27,082	83,902
	Newcrest Mining Ltd.	369,122	4,974,383
*	NEXTDC Ltd.	154,917	1,289,613
	nib holdings Ltd.	113,937	582,681
	Nine Entertainment Co. Holdings Ltd.	924,441	1,348,731
	Northern Star Resources Ltd.	473,628	2,602,884
	Orica Ltd.	197,855	2,345,023
	Origin Energy Ltd.	629,025	2,640,876
	OZ Minerals Ltd.	216,427	2,890,435
*	Pilbara Minerals Ltd.	506,650	998,977
	Premier Investments Ltd.	57,290	852,112
#	Pro Medicus Ltd.	19,112	669,472
*	Qantas Airways Ltd.	112,113	361,267
	QBE Insurance Group Ltd.	544,830	4,405,345
	Qube Holdings Ltd.	798,076	1,552,363
	Ramsay Health Care Ltd.	53,426	2,639,338
#	REA Group Ltd.	13,480	1,189,264
	Reece Ltd.	78,480	847,609
	Reliance Worldwide Corp. Ltd.	349,420	1,091,716
	Rio Tinto Ltd.	126,517	8,765,672
	Santos Ltd.	1,110,768	5,774,194
	SEEK Ltd.	67,391	1,091,541
	Seven Group Holdings Ltd.	98,240	1,217,178
*	Sierra Rutile Holdings, Ltd.	273,276	61,100
	Sims Ltd.	72,622	755,196
	Sonic Healthcare Ltd.	204,750	4,930,690
	South32 Ltd., ADR	6,560	89,150
	South32 Ltd.	1,857,161	5,061,904
	Steadfast Group Ltd.	438,696	1,644,689
	Suncorp Group Ltd.	459,145	3,626,004
	Tabcorp Holdings Ltd.	752,250	524,753
	Technology One Ltd.	112,538	933,758
	Telstra Corp. Ltd.	1,375,629	3,759,607
	TPG Telecom Ltd.	149,090	665,247
	Transurban Group	557,318	5,696,731
	Treasury Wine Estates Ltd.	256,831	2,213,892
Ω	Viva Energy Group Ltd.	522,811	982,137
	Wesfarmers Ltd.	328,349	10,758,523
	Westpac Banking Corp.	748,445	11,333,808
	Whitehaven Coal Ltd.	812,681	3,578,137
	WiseTech Global Ltd.	16,671	590,397
#	Woodside Energy Group Ltd., ADR	107,771	2,447,479
*	Woodside Energy Group Ltd.	577,109	13,034,490
	Woolworths Group Ltd.	381,918	10,047,912
	Worley Ltd.	192,417	1,941,929
*	Xero Ltd.	24,158	1,591,497
#	Yancoal Australia Ltd.	12,911	45,323
TOTAL AUSTRALIA			375,820,637
AUSTRIA — (0.1%)
	Erste Group Bank AG	109,214	2,768,867
	OMV AG	65,542	2,791,429
#	Verbund AG	14,535	1,598,348
TOTAL AUSTRIA			7,158,644
BELGIUM — (0.8%)
	Ageas SA	84,010	3,666,624

Large Cap International Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Anheuser-Busch InBev SA	265,831	$14,239,980
*	Argenx SE, ADR	200	72,842
*	Argenx SE	4,901	1,790,342
	D'ieteren Group	5,987	982,623
#	Elia Group SA	12,062	1,831,153
	KBC Group NV	109,453	5,732,816
	Proximus SADP	97,726	1,354,188
	Solvay SA	71,004	6,236,489
	UCB SA	44,726	3,494,833
#	Umicore SA	97,227	3,521,792
TOTAL BELGIUM			42,923,682
CANADA — (11.1%)
	Agnico Eagle Mines Ltd.	222,287	9,556,600
#*	Air Canada	52,092	707,415
	Algonquin Power & Utilities Corp.	183,108	2,561,659
	Alimentation Couche-Tard, Inc.	284,832	12,725,187
#	AltaGas Ltd.	153,726	3,424,937
#	ARC Resources Ltd.	504,928	7,081,728
	B2Gold Corp.	741,204	2,601,626
	Bank of Montreal	189,208	19,028,819
	Bank of Nova Scotia	337,511	20,565,828
	Barrick Gold Corp.	451,238	7,188,964
*	Bausch Health Cos., Inc.	77,079	356,105
	BCE, Inc.	24,808	1,253,548
	Brookfield Asset Management, Inc.,Class A	238,930	11,860,071
	Brookfield Infrastructure Corp., Class A	30,773	1,409,688
#	BRP, Inc.	13,800	1,049,749
#*	CAE, Inc.	79,230	2,098,010
#	Cameco Corp.	115,801	2,984,192
	Canadian Imperial Bank of Commerce	290,932	14,717,815
	Canadian National Railway Co.	163,778	20,748,073
	Canadian Natural Resources Ltd.	377,931	20,862,259
	Canadian Pacific Railway Ltd.	177,427	13,991,272
	Canadian Tire Corp. Ltd., Class A	40,417	5,192,301
#	Canadian Utilities Ltd., Class A	41,372	1,339,166
	Capital Power Corp.	12,289	473,499
	CCL Industries, Inc., Class B	67,415	3,386,675
#	Cenovus Energy, Inc.	433,726	8,272,559
*	CGI, Inc.	73,917	6,336,579
	Colliers International Group, Inc.	6,936	866,792
	Constellation Software, Inc.	6,143	10,449,936
*	Descartes Systems Group, Inc.	19,366	1,337,657
	Dollarama, Inc.	78,900	4,781,874
#	Emera, Inc.	67,612	3,205,439
#	Empire Co. Ltd., Class A	100,974	3,064,191
#	Enbridge, Inc.	382,245	17,173,575
	Endeavour Mining PLC	142,300	2,806,995
	Fairfax Financial Holdings Ltd.	16,236	8,745,924
	First Quantum Minerals Ltd.	297,651	5,439,091
	FirstService Corp.	25,222	3,374,404
#	Fortis, Inc.	108,387	5,119,998
#	Franco-Nevada Corp.	24,816	3,175,952
	George Weston Ltd.	32,848	3,920,572
	GFL Environmental, Inc.	37,208	1,028,801
	Gildan Activewear, Inc.	93,696	2,747,167
#	Great-West Lifeco, Inc.	86,983	2,113,866
#Ω	Hydro One Ltd.	67,923	1,896,253
	iA Financial Corp., Inc.	54,100	2,976,757

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	IGM Financial, Inc.	39,448	$1,145,349
	Imperial Oil Ltd.	103,357	4,959,069
	Intact Financial Corp.	48,571	7,229,419
*	Ivanhoe Mines Ltd., Class A	123,150	765,510
#	Keyera Corp.	96,100	2,490,773
	Kinross Gold Corp.	967,708	3,317,511
	Loblaw Cos. Ltd.	71,364	6,496,371
	Lundin Mining Corp.	556,351	3,136,819
	Magna International, Inc.	180,360	11,517,790
	Manulife Financial Corp.	362,694	6,641,950
*	MEG Energy Corp.	235,402	3,240,902
	Metro, Inc.	104,673	5,796,243
	National Bank of Canada	170,075	11,933,340
#	Northland Power, Inc.	109,974	3,605,254
	Nutrien Ltd.	182,823	15,660,585
*	Nuvei Corp.	4,922	171,679
	Onex Corp.	52,259	2,793,023
	Open Text Corp.	96,964	3,965,950
#	Pan American Silver Corp.	133,967	2,725,370
	Parkland Corp.	59,028	1,656,223
	Pembina Pipeline Corp.	184,391	7,040,048
	Quebecor, Inc., Class B	73,007	1,621,998
#	Restaurant Brands International, Inc.	87,030	4,665,665
	Ritchie Bros Auctioneers, Inc.	60,734	4,377,327
#	Rogers Communications, Inc.,Class B	124,312	5,714,130
	Royal Bank of Canada	484,571	47,249,120
#	Saputo, Inc.	98,129	2,423,818
	Shaw Communications, Inc.,Class B	261,349	7,066,178
*	Shopify, Inc.,Class A	129,490	4,510,198
#	SSR Mining, Inc.	79,500	1,308,570
	Stantec, Inc.	52,633	2,597,227
#	Sun Life Financial, Inc.	227,295	10,555,481
	Suncor Energy, Inc.	503,802	17,099,040
	TC Energy Corp.	190,968	10,182,399
	Teck Resources Ltd., Class B	323,663	9,512,456
	TELUS Corp.	78,760	1,813,162
*	TELUS International CDA, Inc.	8,880	245,895
#	TFI International, Inc.	33,448	3,342,307
#	Thomson Reuters Corp.	31,623	3,550,630
	TMX Group Ltd.	21,681	2,224,565
	Toromont Industries Ltd.	53,949	4,543,672
	Toronto-Dominion Bank	486,617	31,612,801
	Tourmaline Oil Corp.	204,997	12,843,629
*	Turquoise Hill Resources Ltd.	34,646	905,646
	Waste Connections, Inc.	51,713	6,894,942
	West Fraser Timber Co. Ltd.	72,167	6,756,551
#	Wheaton Precious Metals Corp.	69,871	2,396,575
#	Whitecap Resources, Inc.	486,709	3,720,965
	WSP Global, Inc.	36,783	4,437,916
	Yamana Gold, Inc.	281,219	1,344,227
TOTAL CANADA			607,805,836
DENMARK — (2.3%)
	AP Moller - Maersk AS, Class A	764	2,046,737
	AP Moller - Maersk AS, Class B	953	2,602,008
	Carlsberg AS, Class B	44,367	5,738,512
	Chr Hansen Holding AS	46,208	3,024,444
	Coloplast AS, Class B	35,137	4,112,396
	Danske Bank AS	253,155	3,540,195

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Demant AS	52,005	$1,981,168
	DSV AS	47,095	7,935,550
*	Genmab AS	19,844	7,060,890
	H Lundbeck AS	97,556	482,181
*	H Lundbeck AS, Class A	10,747	51,237
	Novo Nordisk AS, Sponsored ADR	45,587	5,290,827
	Novo Nordisk AS, Class B	461,515	53,754,384
	Novozymes AS, Class B	72,770	4,648,567
#Ω	Orsted AS	34,553	4,022,544
#	Pandora AS	74,525	5,536,589
	Rockwool International AS, Class A	43	10,596
	Rockwool International AS, Class B	4,701	1,164,903
	Topdanmark AS	11,446	558,043
	Tryg AS	116,482	2,655,946
	Vestas Wind Systems AS	303,966	7,989,359
TOTAL DENMARK			124,207,076
FINLAND — (1.2%)
	Elisa Oyj	79,278	4,384,476
	Fortum Oyj	194,554	2,183,731
	Kesko Oyj, Class A	57,974	1,313,491
	Kesko Oyj, Class B	161,040	3,983,029
	Kone Oyj, Class B	107,052	4,892,430
	Metso Outotec Oyj	327,545	2,707,713
	Neste Oyj	132,671	6,822,113
	Nokia Oyj	2,076,236	10,814,506
	Nokia Oyj, Sponsored ADR	13,928	72,147
	Nordea Bank Abp	645,080	6,360,222
	Orion Oyj, Class B	46,848	2,236,406
	Sampo Oyj, Class A	154,722	6,684,413
	Stora Enso Oyj, Class R	324,565	5,019,621
	UPM-Kymmene Oyj	258,602	8,195,035
TOTAL FINLAND			65,669,333
FRANCE — (8.9%)
*	Accor SA	76,311	1,980,187
#*	Aeroports de Paris	9,635	1,331,285
	Air Liquide SA	142,088	19,534,595
	Airbus SE	172,375	18,585,763
#	Alstom SA	143,425	3,408,594
Ω	Amundi SA	28,160	1,528,942
	Arkema SA	63,365	6,002,918
	AXA SA	360,553	8,308,046
	BioMerieux	19,984	2,163,015
	BNP Paribas SA	263,532	12,451,173
	Bollore SE	332,511	1,678,801
	Bouygues SA	188,441	5,696,521
#	Bureau Veritas SA	106,579	2,939,513
	Capgemini SE	48,063	9,167,384
#	Carrefour SA	475,879	8,109,950
	Cie de Saint-Gobain	273,090	12,734,137
#	Cie Generale des Etablissements Michelin SCA	432,600	12,106,121
	Credit Agricole SA	426,433	3,929,081
	Danone SA	167,544	9,238,235
	Dassault Aviation SA	9,740	1,393,040
	Dassault Systemes SE	130,587	5,601,094
	Edenred	82,721	4,246,110
	Eiffage SA	77,712	7,292,415

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Electricite de France SA	166,306	$2,019,661
	Engie SA	769,997	9,526,663
	EssilorLuxottica SA	49,206	7,714,632
	Eurazeo SE	6,421	458,636
*	Euroapi SA	9,271	156,401
	Eurofins Scientific SE	61,620	4,803,794
Ω	Euronext NV	41,644	3,393,093
*	Faurecia SE	3,490	63,333
#	Getlink SE	135,102	2,703,975
	Hermes International	9,337	12,809,839
	Ipsen SA	29,135	2,947,213
	Kering SA	22,325	12,780,861
Ω	La Francaise des Jeux SAEM	46,107	1,646,851
	Legrand SA	98,282	8,046,212
	L'Oreal SA	51,173	19,346,327
	LVMH Moet Hennessy Louis Vuitton SE	80,391	55,819,812
#	Orange SA, Sponsored ADR	22,324	227,035
	Orange SA	1,002,480	10,243,773
	Pernod Ricard SA	41,897	8,230,427
	Publicis Groupe SA	131,917	7,020,008
#	Remy Cointreau SA	8,085	1,597,250
*	Renault SA	109,123	3,226,153
	Rexel SA	76,140	1,353,194
#	Safran SA	63,519	6,981,725
	Sanofi	213,213	21,187,726
	Sartorius Stedim Biotech	9,315	3,726,367
	Schneider Electric SE	117,476	16,247,437
	SEB SA	18,657	1,570,741
	Societe Generale SA	356,806	7,994,735
	Sodexo SA	57,931	4,707,101
††	Sodexo SA	16,625	1,346,412
*	SOITEC	6,778	1,084,933
#	STMicroelectronics NV	178,896	6,770,055
#	STMicroelectronics NV	33,658	1,276,985
	Teleperformance	20,262	6,775,631
	Thales SA	60,885	7,571,635
	TotalEnergies SE, Sponsored ADR	18,895	964,779
#	TotalEnergies SE	824,237	42,099,845
*	Ubisoft Entertainment SA	6,342	270,007
	Veolia Environnement SA, ADR	17,086	429,029
	Veolia Environnement SA	103,111	2,578,893
	Vinci SA	147,957	14,182,972
	Vivendi SE	293,518	2,786,460
*Ω	Worldline SA	80,679	3,561,020
TOTAL FRANCE			489,676,551
GERMANY — (6.2%)
	Adidas AG	48,528	8,394,930
	Allianz SE	69,406	12,604,552
	Allianz SE, Sponsored ADR	167,341	3,028,872
#	Aroundtown SA	383,517	1,229,952
	BASF SE	306,747	13,670,234
	Bayer AG	332,314	19,383,954
	Bayerische Motoren Werke AG	110,315	9,014,206
	Bechtle AG	44,733	2,069,074
	Beiersdorf AG	20,019	2,064,454
	Brenntag SE	73,951	5,194,695
	Carl Zeiss Meditec AG	12,552	1,831,837
*	Commerzbank AG	843,779	5,780,838

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Continental AG	69,517	$4,952,471
Ω	Covestro AG	179,904	6,067,331
*	CTS Eventim AG & Co. KGaA	18,041	993,757
*	Daimler Truck Holding AG	233,437	6,378,656
#*Ω	Delivery Hero SE	24,389	1,176,680
	Deutsche Bank AG	740,798	6,453,040
	Deutsche Boerse AG	54,979	9,597,426
#*	Deutsche Lufthansa AG	247,349	1,522,644
	Deutsche Post AG	337,563	13,482,220
	Deutsche Telekom AG	1,271,712	24,161,224
	Deutsche Wohnen SE	8,476	209,580
Ω	DWS Group GmbH & Co. KGaA	11,300	329,845
	E.ON SE	1,328,016	11,937,668
	Evonik Industries AG	114,323	2,438,474
	Fresenius Medical Care AG & Co. KGaA	114,475	4,243,986
	Fresenius SE & Co. KGaA	205,170	5,250,086
	GEA Group AG	68,177	2,544,883
	Hannover Rueck SE	17,608	2,497,642
#Ω	Hapag-Lloyd AG	12,305	4,239,159
#	HeidelbergCement AG	84,157	4,286,705
#*	HelloFresh SE	60,740	1,678,837
	Henkel AG & Co. KGaA	30,637	1,931,810
	Infineon Technologies AG	264,909	7,264,988
	K+S AG	102,577	2,162,962
	KION Group AG	61,560	2,807,912
	Knorr-Bremse AG	23,830	1,419,685
	LEG Immobilien SE	28,148	2,557,112
	Mercedes-Benz Group AG	320,152	18,880,638
	Merck KGaA	29,324	5,585,067
	MTU Aero Engines AG	15,983	3,089,728
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,532	6,695,081
	Nemetschek SE	32,759	2,193,102
	Puma SE	45,470	3,062,128
#*,*	QIAGEN NV	89,672	4,475,643
#	Rational AG	1,973	1,375,270
	Rheinmetall AG	19,916	3,652,138
	RTL Group SA	27,409	1,076,661
	RWE AG	257,480	10,592,198
	SAP SE	198,474	18,512,207
	Siemens AG	159,085	17,744,971
*	Siemens Energy AG	188,562	3,133,427
Ω	Siemens Healthineers AG	48,068	2,463,179
	Symrise AG	34,248	3,996,249
*	Talanx AG	26,647	972,768
	Telefonica Deutschland Holding AG	927,240	2,465,187
	Uniper SE	47,883	319,925
	United Internet AG	74,272	1,956,411
	Volkswagen AG	13,157	2,605,975
	Vonovia SE	176,675	5,886,774
	Wacker Chemie AG	12,172	1,832,448
#*Ω	Zalando SE	36,364	1,023,760
TOTAL GERMANY			340,445,316
HONG KONG — (2.3%)
	AIA Group Ltd.	3,249,000	32,641,545
	Bank of East Asia Ltd.	424,989	540,145
Ω	BOC Aviation Ltd.	203,200	1,729,356
	BOC Hong Kong Holdings Ltd.	915,500	3,311,652
Ω	Budweiser Brewing Co. APAC Ltd.	404,800	1,120,865

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Cathay Pacific Airways Ltd.	1,087,000	$1,126,108
	Chow Tai Fook Jewellery Group Ltd.	663,800	1,312,835
	CK Asset Holdings Ltd.	706,986	5,005,268
	CK Hutchison Holdings Ltd.	743,462	4,931,589
	CK Infrastructure Holdings Ltd.	226,000	1,417,195
	CLP Holdings Ltd.	317,400	2,691,415
*Ω	ESR Cayman Ltd.	316,600	823,295
	Galaxy Entertainment Group Ltd.	370,000	2,201,157
	Hang Lung Properties Ltd.	1,061,000	1,935,788
	Hang Seng Bank Ltd.	201,100	3,243,867
	Henderson Land Development Co. Ltd.	572,571	1,993,203
	HK Electric Investments & HK Electric Investments Ltd.	858,500	776,442
	HKT Trust & HKT Ltd.	3,060,000	4,287,412
	Hong Kong & China Gas Co. Ltd.	2,480,661	2,619,906
	Hong Kong Exchanges & Clearing Ltd.	349,451	16,036,458
	L'Occitane International SA	213,500	728,327
	MTR Corp. Ltd.	306,314	1,622,087
	New World Development Co. Ltd.	752,215	2,515,329
	Orient Overseas International Ltd.	58,500	2,038,767
	PCCW Ltd.	272,000	145,577
	Power Assets Holdings Ltd.	277,707	1,818,355
	Prada SpA	186,900	1,078,723
*	Sands China Ltd.	261,200	612,655
	Sino Land Co. Ltd.	1,696,191	2,520,263
	SITC International Holdings Co. Ltd.	716,000	2,437,927
	Sun Hung Kai Properties Ltd.	269,608	3,218,346
	Swire Pacific Ltd., Class A	235,500	1,341,201
	Swire Pacific Ltd., Class B	387,500	364,873
	Swire Properties Ltd.	188,600	449,383
	Techtronic Industries Co. Ltd.	442,000	4,904,706
Ω	WH Group Ltd.	6,976,235	5,283,360
	Wharf Real Estate Investment Co. Ltd.	290,609	1,293,561
	Xinyi Glass Holdings Ltd.	1,075,000	2,120,258
TOTAL HONG KONG			124,239,199
IRELAND — (0.6%)
	AIB Group PLC	335,667	763,524
	Bank of Ireland Group PLC	507,143	2,904,793
#	CRH PLC, Sponsored ADR	357,588	13,799,321
*	Flutter Entertainment PLC	42,204	4,239,015
	Kerry Group PLC,Class A	32,177	3,392,934
	Kingspan Group PLC	51,775	3,351,296
	Smurfit Kappa Group PLC	174,089	6,310,273
TOTAL IRELAND			34,761,156
ISRAEL — (0.8%)
*	Airport City Ltd.	22,079	426,844
#	Alony Hetz Properties & Investments Ltd.	55,963	816,680
	Amot Investments Ltd.	77,083	528,472
	Ashtrom Group Ltd.	11,611	270,599
	Azrieli Group Ltd.	6,597	528,795
	Bank Hapoalim BM	287,759	2,681,915
	Bank Leumi Le-Israel BM	461,913	4,491,461
	Bezeq The Israeli Telecommunication Corp. Ltd.	758,064	1,297,915
	Big Shopping Centers Ltd.	2,966	395,071
*	Delek Group Ltd.	4,316	655,329
	Elbit Systems Ltd.	9,532	2,202,544
	Electra Ltd.	758	454,271

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Energix-Renewable Energies Ltd.	57,459	$232,893
*	Enlight Renewable Energy Ltd.	264,628	602,857
#*	Fattal Holdings 1998 Ltd.	2,627	307,229
#	First International Bank of Israel Ltd.	40,435	1,709,594
#	Fox Wizel Ltd.	4,681	595,164
	Gav-Yam Lands Corp. Ltd.	14,388	138,503
	Harel Insurance Investments & Financial Services Ltd.	114,298	1,168,711
	ICL Group Ltd.	191,591	1,745,857
	Israel Discount Bank Ltd., Class A	700,308	3,981,852
#	Kenon Holdings Ltd.	9,009	389,984
	Maytronics Ltd.	6,543	86,219
#*	Melisron Ltd.	9,415	712,385
	Mivne Real Estate KD Ltd.	215,471	731,814
	Mizrahi Tefahot Bank Ltd.	58,680	2,181,490
#*	Nice Ltd., Sponsored ADR	10,717	2,293,652
*	Nova Ltd.	10,158	1,078,814
#*	OPC Energy Ltd.	16,179	187,116
	Phoenix Holdings Ltd.	136,655	1,460,243
	Shapir Engineering & Industry Ltd.	76,858	684,391
#*	Shikun & Binui Ltd.	130,833	616,692
#	Shufersal Ltd.	51,698	337,805
	Strauss Group Ltd.	28,156	748,143
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	306,173	2,871,903
*	Tower Semiconductor Ltd.	71,467	3,408,171
TOTAL ISRAEL			43,021,378
ITALY — (1.9%)
	Amplifon SpA	66,280	2,191,756
	Assicurazioni Generali SpA	394,662	5,900,056
	Atlantia SpA	8,437	194,984
	Banca Mediolanum SpA	96,969	642,167
	CNH Industrial NV	357,713	4,608,294
	Davide Campari-Milano NV	119,977	1,331,968
	DiaSorin SpA	7,198	1,000,827
	Enel SpA	2,271,536	11,451,414
	Eni SpA	894,590	10,753,490
#	Ferrari NV	36,720	7,796,875
	FinecoBank Banca Fineco SpA	255,614	3,176,762
Ω	Infrastrutture Wireless Italiane SpA	150,616	1,582,729
	Intesa Sanpaolo SpA	3,384,258	6,009,793
	Mediobanca Banca di Credito Finanziario SpA	293,203	2,514,717
	Moncler SpA	56,996	2,857,145
#*Ω	Nexi SpA	105,354	956,829
Ω	Poste Italiane SpA	196,592	1,651,434
	Prysmian SpA	86,897	2,763,055
	Recordati Industria Chimica e Farmaceutica SpA	60,469	2,681,757
	Snam SpA	661,149	3,317,336
	Stellantis NV	852,765	12,245,920
	Stellantis NV	26,989	388,102
*	Telecom Italia SpA	6,106,646	1,354,817
*	Telecom Italia SpA	4,281,711	896,243
	Telecom Italia SpA, Sponsored ADR	53,165	116,697
	Tenaris SA	101,644	1,422,410
	Tenaris SA, Sponsored ADR	37,909	1,063,727
	Terna - Rete Elettrica Nazionale	354,252	2,712,084
	UniCredit SpA	731,795	7,237,222
	UnipolSai Assicurazioni SpA	317,629	719,187
TOTAL ITALY			101,539,797

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (20.4%)
	ABC-Mart, Inc.	14,600	$618,295
	Acom Co. Ltd.	211,300	528,606
	Advantest Corp.	61,900	3,681,625
	Aeon Co. Ltd.	219,700	4,430,671
	AEON Financial Service Co. Ltd.	73,500	804,677
	Aeon Mall Co. Ltd.	38,848	495,673
	AGC, Inc.	131,300	4,786,309
	Air Water, Inc.	175,500	2,362,737
	Aisin Corp.	91,000	2,702,571
	Ajinomoto Co., Inc.	153,400	4,036,871
	Alfresa Holdings Corp.	87,600	1,169,100
	Alps Alpine Co. Ltd.	113,700	1,183,330
	Amada Co. Ltd.	164,800	1,330,217
*	ANA Holdings, Inc.	25,500	476,051
	Aozora Bank Ltd.	50,200	1,049,403
	As One Corp.	9,800	464,981
	Asahi Group Holdings Ltd.	114,000	3,963,363
	Asahi Intecc Co. Ltd.	60,100	1,111,851
	Asahi Kasei Corp.	743,800	5,967,064
	Asics Corp.	70,600	1,345,176
	Astellas Pharma, Inc.	348,875	5,463,866
	Azbil Corp.	40,600	1,222,188
	Bandai Namco Holdings, Inc.	59,400	4,640,471
	Bank of Kyoto Ltd.	27,788	1,182,253
	BayCurrent Consulting, Inc.	3,300	1,032,453
	Benefit One, Inc.	30,200	490,520
	Benesse Holdings, Inc.	55,600	1,002,025
	BIPROGY, Inc.	49,200	1,049,898
	Bridgestone Corp.	176,213	6,873,339
	Brother Industries Ltd.	132,000	2,472,549
	Calbee, Inc.	57,600	1,236,091
	Canon Marketing Japan, Inc.	23,700	556,571
#	Canon, Inc., Sponsored ADR	22,768	539,146
	Canon, Inc.	198,100	4,686,614
	Capcom Co. Ltd.	58,000	1,612,257
	Casio Computer Co. Ltd.	93,900	918,525
	Central Japan Railway Co.	26,345	3,084,917
	Chiba Bank Ltd.	198,137	1,099,037
	Chubu Electric Power Co., Inc.	146,800	1,565,976
	Chugai Pharmaceutical Co. Ltd.	183,900	5,166,263
	Chugoku Electric Power Co., Inc.	101,200	661,268
	Coca-Cola Bottlers Japan Holdings, Inc.	65,560	747,449
	COMSYS Holdings Corp.	60,800	1,221,487
	Concordia Financial Group Ltd.	419,764	1,428,036
	Cosmo Energy Holdings Co. Ltd.	71,900	2,180,752
	Cosmos Pharmaceutical Corp.	10,000	1,075,124
	Credit Saison Co. Ltd.	127,600	1,629,392
	CyberAgent, Inc.	104,400	1,041,745
	Dai Nippon Printing Co. Ltd.	80,600	1,778,627
	Daicel Corp.	107,400	683,205
	Daifuku Co. Ltd.	20,549	1,310,338
	Dai-ichi Life Holdings, Inc.	209,065	3,636,660
	Daiichi Sankyo Co. Ltd.	215,738	5,720,229
	Daikin Industries Ltd.	69,400	12,171,249
	Daio Paper Corp.	66,100	707,763
	Daito Trust Construction Co. Ltd.	31,700	3,005,241
	Daiwa House Industry Co. Ltd.	228,500	5,645,794
	Daiwa Securities Group, Inc.	513,300	2,369,508
	DeNA Co. Ltd.	41,400	611,525

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denka Co. Ltd.	80,900	$2,097,623
	Denso Corp.	95,000	5,196,031
	Dentsu Group, Inc.	119,482	4,173,692
	Dexerials Corp.	16,900	456,185
	DIC Corp.	77,900	1,440,638
	Disco Corp.	9,400	2,296,699
	Dowa Holdings Co. Ltd.	36,840	1,336,065
	East Japan Railway Co.	56,200	2,934,031
	Ebara Corp.	68,500	2,683,425
	Eisai Co. Ltd.	42,800	1,960,019
	Electric Power Development Co. Ltd.	50,000	843,636
	ENEOS Holdings, Inc.	2,258,070	8,735,123
	EXEO Group, Inc.	45,800	767,420
	Ezaki Glico Co. Ltd.	21,300	622,339
	Fancl Corp.	34,000	648,060
	FANUC Corp.	32,400	5,587,719
	Fast Retailing Co. Ltd.	17,500	10,597,830
	Food & Life Cos. Ltd.	46,100	898,368
	FP Corp.	31,200	702,466
	Fuji Electric Co. Ltd.	61,400	2,773,185
	Fuji Kyuko Co. Ltd.	4,800	147,298
	Fuji Media Holdings, Inc.	21,500	187,143
	Fuji Soft, Inc.	3,300	200,818
	FUJIFILM Holdings Corp.	63,200	3,610,112
	Fujitsu General Ltd.	30,200	643,910
	Fujitsu Ltd.	68,544	9,189,169
	Fukuoka Financial Group, Inc.	88,700	1,572,182
	Fuyo General Lease Co. Ltd.	2,900	178,518
	GMO internet, Inc.	38,900	764,088
	GMO Payment Gateway, Inc.	9,000	747,926
	Goldwin, Inc.	11,000	686,301
	Hakuhodo DY Holdings, Inc.	161,400	1,660,104
	Hamamatsu Photonics KK	28,700	1,304,153
	Hankyu Hanshin Holdings, Inc.	78,648	2,281,321
#	Harmonic Drive Systems, Inc.	16,000	610,029
	Haseko Corp.	275,600	3,355,268
	Hikari Tsushin, Inc.	10,300	1,134,938
	Hino Motors Ltd.	171,000	888,723
	Hirose Electric Co. Ltd.	9,900	1,422,288
	Hisamitsu Pharmaceutical Co., Inc.	19,380	505,440
	Hitachi Construction Machinery Co. Ltd.	57,000	1,257,526
	Hitachi Ltd.	297,615	15,067,666
*	Hitachi Metals Ltd.	66,300	1,019,485
	Hitachi Transport System Ltd.	22,715	1,479,500
	Honda Motor Co. Ltd., Sponsored ADR	30,582	786,569
	Honda Motor Co. Ltd.	344,569	8,830,331
	Horiba Ltd.	23,100	1,138,624
	Hoshizaki Corp.	26,000	775,632
	House Foods Group, Inc.	27,900	599,891
	Hoya Corp.	112,100	11,231,482
	Hulic Co. Ltd.	203,600	1,632,890
	Ibiden Co. Ltd.	93,500	2,759,329
	Idemitsu Kosan Co. Ltd.	150,639	3,917,337
	IHI Corp.	95,300	2,512,842
	Iida Group Holdings Co. Ltd.	65,750	1,076,486
	Information Services International-Dentsu Ltd.	5,500	184,944
	INFRONEER Holdings, Inc.	33,400	245,174
	Inpex Corp.	406,417	4,658,259
	Internet Initiative Japan, Inc.	23,600	958,250

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings Ltd.	170,980	$1,368,873
	Isuzu Motors Ltd.	342,893	3,761,057
	Ito En Ltd.	17,500	824,623
	ITOCHU Corp.	355,500	10,348,484
	Itochu Techno-Solutions Corp.	31,600	846,870
	Iwatani Corp.	32,900	1,379,060
	J Front Retailing Co. Ltd.	112,300	945,399
*	Japan Airlines Co. Ltd.	44,900	777,812
*	Japan Airport Terminal Co. Ltd.	15,700	615,416
	Japan Exchange Group, Inc.	174,400	2,773,087
	Japan Post Holdings Co. Ltd.	509,190	3,666,082
	Japan Post Insurance Co. Ltd.	62,700	1,013,724
	Japan Steel Works Ltd.	3,900	90,346
	Japan Tobacco, Inc.	388,900	6,982,937
	JCR Pharmaceuticals Co. Ltd.	30,400	564,802
	Jeol Ltd.	15,600	709,257
	JFE Holdings, Inc.	334,813	3,774,965
	JGC Holdings Corp.	105,200	1,293,792
	JMDC, Inc.	9,200	457,807
	JSR Corp.	37,700	1,044,213
	JTEKT Corp.	118,760	880,597
	Justsystems Corp.	15,000	463,099
	Kadokawa Corp.	30,600	743,098
	Kagome Co. Ltd.	23,200	548,742
	Kajima Corp.	237,100	2,706,663
	Kakaku.com, Inc.	57,400	1,124,273
	Kamigumi Co. Ltd.	48,000	976,052
	Kaneka Corp.	34,800	942,909
	Kansai Electric Power Co., Inc.	178,800	1,812,805
	Kansai Paint Co. Ltd.	67,500	970,659
	Kao Corp.	131,100	5,702,115
	Kawasaki Heavy Industries Ltd.	94,200	1,850,137
#	Kawasaki Kisen Kaisha Ltd.	19,000	1,401,052
	KDDI Corp.	598,000	19,173,266
	Keihan Holdings Co. Ltd.	38,400	958,082
	Keikyu Corp.	71,900	798,571
	Keio Corp.	31,500	1,206,138
	Keisei Electric Railway Co. Ltd.	24,000	658,004
	Kewpie Corp.	65,900	1,144,756
	Keyence Corp.	32,004	12,684,533
	Kikkoman Corp.	31,400	1,861,854
	Kinden Corp.	65,500	773,312
	Kintetsu Group Holdings Co. Ltd.	32,128	1,061,732
	Kirin Holdings Co. Ltd.	154,600	2,542,915
	Kobayashi Pharmaceutical Co. Ltd.	11,400	759,467
#	Kobe Bussan Co. Ltd.	34,800	991,979
	Kobe Steel Ltd.	186,100	865,151
	Koei Tecmo Holdings Co. Ltd.	8,762	305,884
	Koito Manufacturing Co. Ltd.	47,800	1,571,267
	Komatsu Ltd.	226,700	5,240,935
	Konami Holdings Corp.	26,300	1,554,473
	Konica Minolta, Inc.	236,800	839,904
	Kose Corp.	5,790	516,826
	K's Holdings Corp.	114,556	1,156,747
	Kubota Corp.	228,300	3,790,542
	Kuraray Co. Ltd.	243,000	1,955,918
	Kurita Water Industries Ltd.	43,400	1,760,285
	Kyocera Corp.	66,215	3,680,817
	Kyowa Kirin Co. Ltd.	44,200	1,042,025

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Electric Power Co., Inc.	128,400	$839,292
	Kyushu Railway Co.	41,400	867,981
	Lasertec Corp.	24,400	3,493,349
	Lawson, Inc.	33,300	1,180,867
	Lion Corp.	114,700	1,320,590
	Lixil Corp.	142,840	2,956,107
	M3, Inc.	132,200	4,605,836
	Mabuchi Motor Co. Ltd.	20,600	590,402
	Makita Corp.	84,900	2,074,825
	Marubeni Corp.	475,900	4,426,948
	Marui Group Co. Ltd.	75,200	1,372,707
	Maruichi Steel Tube Ltd.	30,900	683,947
	MatsukiyoCocokara & Co.	37,780	1,426,411
	Mazda Motor Corp.	202,299	1,705,294
	McDonald's Holdings Co. Japan Ltd.	24,600	923,372
	Mebuki Financial Group, Inc.	513,249	1,035,501
	Medipal Holdings Corp.	81,450	1,228,869
	MEIJI Holdings Co. Ltd.	62,312	3,253,310
#*	Mercari, Inc.	20,000	344,858
	Minebea Mitsumi, Inc.	163,900	2,948,253
	MISUMI Group, Inc.	84,300	2,097,241
	Mitsubishi Chemical Holdings Corp.	902,690	5,076,301
	Mitsubishi Corp.	259,100	7,700,265
	Mitsubishi Electric Corp.	483,800	5,106,135
	Mitsubishi Estate Co. Ltd.	290,353	4,312,209
	Mitsubishi Gas Chemical Co., Inc.	74,800	1,087,265
	Mitsubishi HC Capital, Inc.	613,970	2,975,238
	Mitsubishi Heavy Industries Ltd.	134,600	4,998,029
	Mitsubishi Logistics Corp.	28,700	770,084
	Mitsubishi Materials Corp.	62,400	944,068
*	Mitsubishi Motors Corp.	269,299	938,317
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	5,149,290
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	8,809,934
	Mitsui & Co. Ltd., Sponsored ADR	2,088	922,541
	Mitsui & Co. Ltd.	284,455	6,275,721
	Mitsui Chemicals, Inc.	135,100	2,845,778
	Mitsui Fudosan Co. Ltd.	188,200	4,206,160
#	Mitsui High-Tec, Inc.	8,400	564,243
	Mitsui OSK Lines Ltd.	99,000	2,714,669
	Miura Co. Ltd.	32,700	788,351
	Mizuho Financial Group, Inc.	501,612	5,982,412
	MonotaRO Co. Ltd.	62,000	1,107,031
	Morinaga Milk Industry Co. Ltd.	30,100	1,109,874
	MS&AD Insurance Group Holdings, Inc.	92,695	3,006,223
	Murata Manufacturing Co. Ltd.	159,900	9,339,870
	Nabtesco Corp.	56,000	1,342,104
	Nagoya Railroad Co. Ltd.	60,728	978,939
	Nankai Electric Railway Co. Ltd.	38,100	752,679
	NEC Corp.	139,055	5,133,121
	NEC Networks & System Integration Corp.	28,800	397,535
	NET One Systems Co. Ltd.	55,600	1,294,898
	Nexon Co. Ltd.	98,500	2,236,157
	NGK Insulators Ltd.	138,100	2,019,882
	NGK Spark Plug Co. Ltd.	119,400	2,338,144
	NH Foods Ltd.	45,300	1,372,439
	Nichirei Corp.	82,300	1,468,511
	Nidec Corp.	93,600	6,504,643
	Nifco, Inc.	69,900	1,696,352
	Nihon Kohden Corp.	50,800	1,136,608

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon M&A Center Holdings, Inc.	130,500	$1,746,356
	Nikon Corp.	142,100	1,636,501
	Nintendo Co. Ltd.	30,500	13,638,778
	Nippon Electric Glass Co. Ltd.	37,400	744,629
	Nippon Express Holdings, Inc.	52,400	3,131,183
#	Nippon Paint Holdings Co. Ltd.	106,600	814,869
	Nippon Sanso Holdings Corp.	99,100	1,671,091
	Nippon Shinyaku Co. Ltd.	15,400	953,130
	Nippon Shokubai Co. Ltd.	15,200	594,945
	Nippon Steel Corp.	314,942	4,686,409
	Nippon Telegraph & Telephone Corp.	296,900	8,481,043
	Nippon Yusen KK	96,600	7,588,057
	Nissan Chemical Corp.	43,300	2,214,064
	Nissan Motor Co. Ltd.	556,300	2,115,532
	Nisshin Seifun Group, Inc.	89,270	1,098,864
	Nissin Foods Holdings Co. Ltd.	18,900	1,368,853
	Nitori Holdings Co. Ltd.	24,700	2,613,225
	Nitto Denko Corp.	70,500	4,539,866
	NOF Corp.	33,800	1,337,365
	Nomura Holdings, Inc.	388,100	1,480,800
#	Nomura Holdings, Inc., Sponsored ADR	541,211	2,072,838
	Nomura Real Estate Holdings, Inc.	72,800	1,766,082
	Nomura Research Institute Ltd.	102,234	3,071,549
	NS Solutions Corp.	22,700	667,949
	NSK Ltd.	194,253	1,087,836
	NTT Data Corp.	232,100	3,512,834
	Obayashi Corp.	357,300	2,627,740
	OBIC Business Consultants Co. Ltd.	9,700	330,913
	Obic Co. Ltd.	12,300	1,966,396
	Odakyu Electric Railway Co. Ltd.	55,400	794,570
	Oji Holdings Corp.	516,100	2,151,701
	Olympus Corp.	340,700	7,291,714
	Omron Corp.	38,800	2,170,006
	Ono Pharmaceutical Co. Ltd.	91,900	2,584,127
	Open House Group Co. Ltd.	34,000	1,483,257
	Oracle Corp.	12,300	767,129
	Orient Corp.	373,200	379,376
	Oriental Land Co. Ltd.	22,400	3,400,963
	ORIX Corp.	440,600	7,852,294
	Osaka Gas Co. Ltd.	85,500	1,537,127
	Otsuka Corp.	35,600	1,110,210
	Otsuka Holdings Co. Ltd.	65,100	2,325,564
	PALTAC Corp.	11,700	366,778
	Pan Pacific International Holdings Corp.	133,300	2,075,544
	Panasonic Corp.	840,587	6,940,000
	Panasonic Holdings Corp., ADR	102,791	850,082
*	Park24 Co. Ltd.	75,700	1,063,714
	Persol Holdings Co. Ltd.	85,500	1,770,002
	Pigeon Corp.	54,700	796,865
	Pola Orbis Holdings, Inc.	26,900	329,728
	Rakus Co. Ltd.	39,000	551,735
#	Rakuten Group, Inc.	191,913	951,416
	Recruit Holdings Co. Ltd.	356,200	13,312,274
	Relo Group, Inc.	63,800	1,059,398
*	Renesas Electronics Corp.	304,100	2,896,506
	Resona Holdings, Inc.	735,331	2,857,678
	Ricoh Co. Ltd.	245,300	1,972,963
	Rinnai Corp.	14,500	1,102,413
	Rohm Co. Ltd.	26,362	1,956,340

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rohto Pharmaceutical Co. Ltd.	56,800	$1,702,510
	Ryohin Keikaku Co. Ltd.	207,100	2,055,625
	Sankyo Co. Ltd.	9,400	295,635
	Sankyu, Inc.	50,500	1,674,620
	Santen Pharmaceutical Co. Ltd.	180,600	1,462,886
	Sanwa Holdings Corp.	177,500	1,917,467
	SBI Holdings, Inc.	149,950	3,042,100
	SCREEN Holdings Co. Ltd.	21,500	1,555,939
	SCSK Corp.	66,300	1,167,559
	Secom Co. Ltd.	46,000	3,072,343
	Sega Sammy Holdings, Inc.	49,848	856,056
	Seibu Holdings, Inc.	86,300	872,365
	Seiko Epson Corp.	199,100	2,991,014
	Seino Holdings Co. Ltd.	71,200	590,569
	Sekisui Chemical Co. Ltd.	177,100	2,491,702
#	Sekisui House Ltd.	269,660	4,776,055
	Seven & I Holdings Co. Ltd.	249,776	10,180,922
	Seven Bank Ltd.	441,500	876,124
	SG Holdings Co. Ltd.	109,000	2,080,214
	Sharp Corp.	155,000	1,247,595
*	SHIFT, Inc.	5,400	848,686
	Shimadzu Corp.	60,600	2,156,083
	Shimamura Co. Ltd.	11,854	1,136,721
	Shimano, Inc.	20,000	3,340,924
	Shimizu Corp.	312,700	1,772,584
	Shin-Etsu Chemical Co. Ltd.	89,800	11,502,862
	Shinko Electric Industries Co. Ltd.	36,500	940,008
	Shinsei Bank Ltd.	3,200	48,404
	Shionogi & Co. Ltd.	49,800	2,554,314
	Shiseido Co. Ltd.	72,700	2,990,385
	Shizuoka Bank Ltd.	184,870	1,118,725
	SHO-BOND Holdings Co. Ltd.	15,300	676,941
	Showa Denko KK	141,300	2,369,678
#*	Skylark Holdings Co. Ltd.	139,100	1,659,675
	SMC Corp.	9,600	4,731,228
	SMS Co. Ltd.	32,900	790,904
	Softbank Corp.	656,300	7,588,306
	SoftBank Group Corp.	336,376	14,130,071
	Sohgo Security Services Co. Ltd.	52,900	1,482,465
	Sojitz Corp.	114,999	1,747,591
	Sompo Holdings, Inc.	104,794	4,677,083
	Sony Group Corp.	367,700	31,191,222
	Square Enix Holdings Co. Ltd.	27,500	1,275,994
	Stanley Electric Co. Ltd.	75,300	1,323,197
	Subaru Corp.	215,086	3,742,691
	Sugi Holdings Co. Ltd.	25,000	1,127,848
	SUMCO Corp.	177,900	2,489,305
	Sumitomo Chemical Co. Ltd.	908,548	3,570,530
	Sumitomo Corp.	237,300	3,336,427
	Sumitomo Dainippon Pharma Co. Ltd.	80,569	630,973
	Sumitomo Electric Industries Ltd.	353,200	3,937,752
	Sumitomo Forestry Co. Ltd.	113,600	1,763,812
	Sumitomo Heavy Industries Ltd.	88,500	2,024,866
	Sumitomo Metal Mining Co. Ltd.	150,536	4,733,424
	Sumitomo Mitsui Financial Group, Inc.	271,540	8,518,777
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	4,051,636
	Sumitomo Realty & Development Co. Ltd.	119,000	3,285,954
	Sumitomo Rubber Industries Ltd.	148,400	1,338,031
	Sundrug Co. Ltd.	47,800	1,121,254

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suntory Beverage & Food Ltd.	55,800	$2,201,725
	Suzuken Co. Ltd.	33,738	932,483
	Suzuki Motor Corp.	94,100	3,084,535
	Sysmex Corp.	52,200	3,654,617
	T&D Holdings, Inc.	190,200	2,152,691
	Taiheiyo Cement Corp.	119,900	1,798,867
	Taisei Corp.	92,000	2,935,426
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	645,049
	Taiyo Yuden Co. Ltd.	60,600	2,153,726
	Takara Bio, Inc.	21,700	350,695
	Takeda Pharmaceutical Co. Ltd.	509,252	14,941,551
	TBS Holdings, Inc.	17,600	225,384
#	TDK Corp.	210,702	6,635,985
	TechnoPro Holdings, Inc.	62,400	1,450,098
	Teijin Ltd.	186,000	1,970,844
	Terumo Corp.	133,900	4,571,827
	THK Co. Ltd.	60,300	1,279,297
	TIS, Inc.	87,900	2,492,327
	Tobu Railway Co. Ltd.	35,200	835,820
	Toda Corp.	117,400	629,715
	Toei Animation Co. Ltd.	4,000	331,588
	Toei Co. Ltd.	2,800	401,632
	Toho Co. Ltd.	21,800	865,694
	Toho Gas Co. Ltd.	25,100	604,253
	Tohoku Electric Power Co., Inc.	147,800	818,305
	Tokai Carbon Co. Ltd.	86,000	695,281
	Tokio Marine Holdings, Inc.	127,081	7,439,312
	Tokyo Century Corp.	35,400	1,251,924
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,379,739
	Tokyo Electron Ltd.	43,700	15,041,254
	Tokyo Gas Co. Ltd.	94,000	1,846,245
	Tokyo Ohka Kogyo Co. Ltd.	13,400	694,790
	Tokyo Tatemono Co. Ltd.	101,019	1,487,734
	Tokyu Corp.	91,317	1,119,697
	Tokyu Fudosan Holdings Corp.	367,300	1,990,380
	Toppan, Inc.	100,000	1,701,545
	Toray Industries, Inc.	571,293	3,129,164
	Toshiba Corp.	88,800	3,602,396
	Toshiba TEC Corp.	17,400	574,427
	Tosoh Corp.	171,100	2,230,322
	TOTO Ltd.	42,000	1,430,598
	Toyo Seikan Group Holdings Ltd.	72,000	829,123
	Toyo Suisan Kaisha Ltd.	32,100	1,363,861
	Toyo Tire Corp.	110,400	1,483,786
	Toyoda Gosei Co. Ltd.	47,500	749,607
	Toyota Boshoku Corp.	67,300	995,190
	Toyota Industries Corp.	30,100	1,832,773
#	Toyota Motor Corp., Sponsored ADR	50,791	8,258,109
	Toyota Motor Corp.	2,420,615	39,289,060
	Toyota Tsusho Corp.	136,260	4,650,477
	Trend Micro, Inc., Sponsored ADR	777	45,070
	Trend Micro, Inc.	42,500	2,469,854
	Tsumura & Co.	25,800	605,341
	Tsuruha Holdings, Inc.	28,400	1,618,046
	UBE Corp.	86,755	1,358,363
	Ulvac, Inc.	22,300	842,091
	Unicharm Corp.	84,500	3,060,779
	USS Co. Ltd.	70,400	1,381,425
	Welcia Holdings Co. Ltd.	50,200	1,121,212

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	West Japan Railway Co.	34,200	$1,256,190
	Workman Co. Ltd.	10,900	523,667
	Yakult Honsha Co. Ltd.	32,200	1,960,964
	Yamada Holdings Co. Ltd.	365,600	1,319,955
	Yamaha Corp.	30,000	1,279,621
	Yamaha Motor Co. Ltd.	189,300	3,656,733
	Yamato Holdings Co. Ltd.	140,200	2,453,360
	Yamato Kogyo Co. Ltd.	14,400	492,421
	Yamazaki Baking Co. Ltd.	65,800	794,439
	Yaoko Co. Ltd.	11,800	573,855
	Yaskawa Electric Corp.	48,300	1,691,654
	Yokogawa Electric Corp.	93,100	1,650,967
	Yokohama Rubber Co. Ltd.	104,300	1,527,726
	Z Holdings Corp.	640,400	2,263,326
	Zenkoku Hosho Co. Ltd.	44,100	1,500,326
	Zensho Holdings Co. Ltd.	53,100	1,405,824
	Zeon Corp.	86,800	881,384
	ZOZO, Inc.	38,500	831,665
TOTAL JAPAN			1,119,530,580
NETHERLANDS — (3.7%)
Ω	ABN AMRO Bank NV	201,391	2,053,764
*Ω	Adyen NV	3,907	7,027,802
	Aegon NV	342,835	1,505,801
	Aegon NV	489,146	2,152,242
	Akzo Nobel NV	83,222	5,600,873
	ArcelorMittal SA	303,729	7,468,711
	ASM International NV	19,439	5,971,109
	ASML Holding NV	30,871	17,743,203
	ASML Holding NV	74,552	42,825,651
	ASR Nederland NV	76,832	3,211,380
	Coca-Cola Europacific Partners PLC	102,269	5,552,577
	Heineken NV	67,737	6,677,974
	IMCD NV	27,111	4,341,796
	ING Groep NV	811,477	7,882,545
	JDE Peet's NV	37,519	1,088,141
	Koninklijke Ahold Delhaize NV	684,677	18,855,131
	Koninklijke DSM NV	56,008	8,969,628
#	Koninklijke KPN NV	2,817,878	9,296,153
	Koninklijke Philips NV	169,859	3,515,444
	Koninklijke Philips NV	126,874	2,631,368
	NN Group NV	106,676	5,005,493
	OCI NV	70,253	2,438,948
#	Prosus NV	151,357	9,873,772
	Randstad NV	71,837	3,630,856
Ω	Signify NV	72,935	2,368,785
	Universal Music Group NV	176,140	3,987,193
	Wolters Kluwer NV	123,619	13,425,303
TOTAL NETHERLANDS			205,101,643
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	256,165	804,922
*	Auckland International Airport Ltd.	250,964	1,178,450
	Chorus Ltd.	343,625	1,729,434
	Contact Energy Ltd.	207,764	1,002,284
	EBOS Group Ltd.	69,326	1,722,642
	Fisher & Paykel Healthcare Corp. Ltd.	154,697	2,068,705
	Fletcher Building Ltd.	358,572	1,166,631

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Fonterra Co-operative Group Ltd.	22,286	$42,431
	Genesis Energy Ltd.	162,964	295,526
	Infratil Ltd.	252,167	1,331,498
#	Mainfreight Ltd.	27,514	1,336,553
	Mercury NZ Ltd.	137,667	526,565
	Meridian Energy Ltd.	240,712	755,413
#	Port of Tauranga Ltd.	117,196	514,917
#	Ryman Healthcare Ltd.	109,470	640,310
	Spark New Zealand Ltd.	690,945	2,221,785
	Summerset Group Holdings Ltd.	128,964	869,379
	Vector Ltd.	65,942	193,000
TOTAL NEW ZEALAND			18,400,445
NORWAY — (0.9%)
*	Adevinta ASA	61,332	466,390
	AF Gruppen ASA	5,148	91,707
	Aker ASA, Class A	6,031	468,374
#	Aker BP ASA	35,568	1,235,858
#	Aker BP ASA	42,751	1,476,928
	Arendals Fossekompani AS	1,782	57,166
	Austevoll Seafood ASA	40,796	502,558
	Bakkafrost P/F	11,509	802,358
	Borregaard ASA	58,411	1,048,521
	DNB Bank ASA	205,466	4,052,975
Ω	Elkem ASA	305,194	1,250,491
Ω	Entra ASA	6,847	96,423
	Equinor ASA	303,757	11,695,824
#*	Frontline Ltd.	54,697	521,005
	Gjensidige Forsikring ASA	49,938	1,044,491
#*	Golar LNG Ltd.	6,906	154,487
	Golden Ocean Group Ltd.	99,153	1,094,759
	Kongsberg Gruppen ASA	32,275	1,189,293
	Leroy Seafood Group ASA	71,577	562,290
	Mowi ASA	92,851	2,142,547
#*	NEL ASA	413,227	712,862
*	Nordic Semiconductor ASA	36,982	649,905
	Norsk Hydro ASA	405,924	2,750,229
	Orkla ASA	167,138	1,442,781
	Salmar ASA	12,345	884,256
	Schibsted ASA, Class A	21,322	400,757
#	Schibsted ASA, Class B	26,401	474,918
	SpareBank 1 SR-Bank ASA	79,319	937,895
	Storebrand ASA	165,283	1,390,203
	Subsea 7 SA	106,330	958,307
*	Tekna Holding ASA	91	163
	Telenor ASA	181,689	2,206,458
	TGS ASA	76,745	1,139,133
	TOMRA Systems ASA	71,298	1,669,059
	Wallenius Wilhelmsen ASA	60,983	408,811
	Yara International ASA	49,231	2,098,095
TOTAL NORWAY			48,078,277
PORTUGAL — (0.2%)
*††	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	497,099	2,514,776
#	EDP Renovaveis SA	106,163	2,761,223
	Galp Energia SGPS SA	415,772	4,388,714

Large Cap International Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	99,949	$2,313,514
TOTAL PORTUGAL			11,978,227
SINGAPORE — (1.0%)
	Capitaland Investment Ltd.	690,450	1,964,557
	City Developments Ltd.	190,200	1,068,588
	Dairy Farm International Holdings Ltd.	160,100	448,971
	DBS Group Holdings Ltd.	470,826	10,743,471
	Frasers Property Ltd.	50,400	38,367
	Genting Singapore Ltd.	2,179,800	1,273,086
	Golden Agri-Resources Ltd.	55,200	10,393
	Great Eastern Holdings Ltd.	13,000	182,900
	Hongkong Land Holdings Ltd.	404,700	2,103,655
	Jardine Cycle & Carriage Ltd.	71,910	1,459,566
	Keppel Corp. Ltd.	524,200	2,618,999
	NetLink NBN Trust	859,900	597,915
	Olam Group Ltd.	381,455	449,268
	Oversea-Chinese Banking Corp. Ltd.	839,157	7,111,602
*	SATS Ltd.	202,436	583,591
	Sembcorp Industries Ltd.	817,920	1,725,715
*	Singapore Airlines Ltd.	459,300	1,817,059
	Singapore Exchange Ltd.	211,400	1,515,440
	Singapore Technologies Engineering Ltd.	424,600	1,238,031
	Singapore Telecommunications Ltd.	1,312,550	2,482,128
	United Overseas Bank Ltd.	308,565	6,156,283
	UOL Group Ltd.	215,387	1,163,710
	Venture Corp. Ltd.	129,400	1,648,584
	Wilmar International Ltd.	1,143,800	3,332,926
	Yangzijiang Shipbuilding Holdings Ltd.	1,261,800	850,712
TOTAL SINGAPORE			52,585,517
SPAIN — (2.0%)
#	Acciona SA	19,324	3,976,309
#	ACS Actividades de Construccion y Servicios SA	220,858	5,308,910
*Ω	Aena SME SA	13,406	1,695,720
*	Amadeus IT Group SA	92,837	5,413,344
#	Banco Bilbao Vizcaya Argentaria SA	1,300,151	5,891,855
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	3,311,994
	Banco Santander SA	4,606,045	11,523,727
#	CaixaBank SA	1,571,191	4,717,867
Ω	Cellnex Telecom SA	63,539	2,842,041
#	Endesa SA	123,942	2,271,785
	Ferrovial SA	95,136	2,547,563
#	Grifols SA	137,066	2,000,015
	Iberdrola SA	1,914,061	20,439,249
	Iberdrola SA	55,467	591,277
	Industria de Diseno Textil SA	322,128	7,823,508
#	Naturgy Energy Group SA	33,680	987,905
	Red Electrica Corp. SA	169,736	3,337,075
#	Repsol SA	890,789	11,097,679
#	Telefonica SA, Sponsored ADR	76,125	342,563
	Telefonica SA	2,334,144	10,418,897
TOTAL SPAIN			106,539,283
SWEDEN — (2.8%)
	AAK AB	52,151	911,596
#	AddLife AB, Class B	49,444	851,870
	AddTech AB, Class B	79,712	1,364,563

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AFRY AB	36,585	$558,646
	Alfa Laval AB	67,234	2,010,418
	Arjo AB, Class B	100,698	553,164
	Assa Abloy AB, Class B	185,901	4,392,101
	Atlas Copco AB, Class A	817,620	9,557,454
	Atlas Copco AB, Class B	495,880	5,151,047
	Atrium Ljungberg AB, Class B	12,064	179,389
#	Avanza Bank Holding AB	57,177	1,103,261
	Axfood AB	38,731	1,229,650
	Beijer Ref AB, Class B	62,555	992,298
	BillerudKorsnas AB	86,203	1,111,894
	Boliden AB	132,672	4,433,748
Ω	Bravida Holding AB	78,774	797,768
	Bure Equity AB	3,050	81,194
#	Castellum AB	41,599	666,916
	Catena AB	7,922	363,014
	Corem Property Group AB, Class B	69,339	93,245
#Ω	Dometic Group AB	144,296	978,575
#	Electrolux AB, Class B	159,148	2,295,522
#	Elekta AB, Class B	123,917	894,992
	Epiroc AB, Class A	184,232	3,257,532
	Epiroc AB, Class B	115,155	1,829,074
	Essity AB, Class A	8,605	219,378
	Essity AB, Class B	165,564	4,214,444
Ω	Evolution AB	25,183	2,443,526
	Fabege AB	51,586	529,521
*	Fastighets AB Balder, Class B	108,312	691,905
	Getinge AB, Class B	79,031	1,783,407
#	H & M Hennes & Mauritz AB, Class B	225,500	2,885,168
	Hexagon AB, Class B	297,352	3,501,184
	Hexatronic Group AB	49,650	602,293
	Hexpol AB	160,381	1,672,784
#	HMS Networks AB	11,934	568,882
	Holmen AB, Class B	34,011	1,397,578
	Hufvudstaden AB, Class A	36,870	508,928
	Husqvarna AB, Class A	12,600	102,796
#	Husqvarna AB, Class B	226,851	1,807,942
	Indutrade AB	83,588	1,964,615
#	Intrum AB	41,142	878,792
#	Kindred Group PLC, SDR	160,899	1,417,047
	Lagercrantz Group AB, Class B	67,463	735,558
	Lifco AB, Class B	63,235	1,230,932
	Loomis AB	3,502	98,750
	Lundin Energy AB	44,955	55,499
#	Medicover AB, Class B	20,764	312,943
*	Millicom International Cellular SA, SDR	157,285	2,473,160
	Nibe Industrier AB, Class B	221,240	2,228,795
*	Nordic Entertainment Group AB, Class B	28,014	831,757
	Nordnet AB publ	41,279	554,481
*	Pandox AB	72,200	1,058,825
	Peab AB, Class B	175,654	1,198,388
	Saab AB, Class B	41,142	1,488,254
	Sagax AB, Class B	26,580	685,022
#	Samhallsbyggnadsbolaget i Norden AB	147,663	273,983
#	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	41,189
	Sandvik AB	320,773	5,910,621
#	Sectra AB, Class B	58,090	1,066,468
#	Securitas AB, Class B	221,019	2,235,014
#*Ω	Sinch AB	116,959	296,536

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB, Class A	320,811	$3,475,483
	Skanska AB, Class B	182,203	3,108,374
#	SKF AB, Class A	5,065	98,539
	SKF AB, Class B	239,836	4,036,305
	SSAB AB, Class A	127,989	619,387
	SSAB AB, Class B	401,799	1,843,530
	Svenska Cellulosa AB SCA, Class A	8,605	127,099
	Svenska Cellulosa AB SCA, Class B	176,151	2,575,253
	Svenska Handelsbanken AB, Class A	292,444	2,629,630
#	Svenska Handelsbanken AB, Class B	3,612	37,530
	Sweco AB, Class B	72,597	809,695
	Swedbank AB, Class A	193,925	2,685,891
	Swedish Match AB	322,720	3,378,401
*	Swedish Orphan Biovitrum AB	88,054	1,933,752
	Tele2 AB, Class B	301,984	3,449,755
#	Telefonaktiebolaget LM Ericsson, Class A	17,870	146,743
	Telefonaktiebolaget LM Ericsson, Class B	956,077	7,272,154
	Telia Co. AB	973,786	3,597,503
#Ω	Thule Group AB	41,115	1,193,642
	Trelleborg AB, Class B	94,037	2,310,540
	Vitrolife AB	13,777	449,477
	Volvo AB, Class A	92,380	1,721,365
	Volvo AB, Class B	486,943	8,742,586
	Wallenstam AB, Class B	102,980	524,922
	Wihlborgs Fastigheter AB	89,786	765,619
TOTAL SWEDEN			153,158,471
SWITZERLAND — (7.9%)
	ABB Ltd.	562,377	17,096,036
	Adecco Group AG	122,121	4,301,957
	Alcon, Inc.	168,118	13,138,386
	Baloise Holding AG	18,965	3,021,676
	Banque Cantonale Vaudoise	5,024	467,786
	Barry Callebaut AG	2,463	5,457,176
	Chocoladefabriken Lindt & Spruengli AG	32	3,690,307
	Cie Financiere Richemont SA, Class A	108,275	13,055,529
	Credit Suisse Group AG	389,107	2,263,266
#	Credit Suisse Group AG, Sponsored ADR	534,955	3,102,739
	EMS-Chemie Holding AG	1,693	1,344,385
	Geberit AG	8,326	4,385,110
	Givaudan SA	2,708	9,465,967
	Holcim Ltd.	193,813	9,086,312
	Julius Baer Group Ltd.	128,040	6,620,954
	Kuehne + Nagel International AG	18,390	4,952,819
#	Logitech International SA	125,262	7,097,372
	Lonza Group AG	18,095	10,997,260
	Nestle SA	671,534	82,281,229
	Novartis AG, Sponsored ADR	229,302	19,680,991
	Novartis AG	422,743	36,326,150
	Partners Group Holding AG	5,470	5,971,850
#	Roche Holding AG	7,438	3,032,210
	Roche Holding AG	205,381	68,187,420
	Schindler Holding AG	11,400	2,164,709
	SGS SA	1,689	4,121,950
	SIG Group AG	172,828	4,508,790
	Sika AG	39,540	9,769,838
	Sonova Holding AG	15,080	5,431,541
	Straumann Holding AG	18,640	2,521,069
	Swatch Group AG	13,401	3,567,571

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swatch Group AG	22,765	$1,136,854
	Swiss Life Holding AG	11,467	6,074,486
	Swiss Prime Site AG	32,506	2,960,113
	Swiss Re AG	108,156	8,115,680
	Swisscom AG	20,449	11,055,493
	Temenos AG	29,867	2,370,619
*	UBS Group AG	812,185	13,231,190
Ω	VAT Group AG	9,968	2,902,396
*	Vifor Pharma AG	22,564	3,950,887
	Zurich Insurance Group AG	31,969	13,955,374
TOTAL SWITZERLAND			432,863,447
UNITED KINGDOM — (12.9%)
	3i Group PLC	404,601	6,286,588
	Abrdn Plc	1,583,755	3,210,940
	Admiral Group PLC	68,697	1,605,557
Ω	Airtel Africa PLC	669,617	1,294,378
	Anglo American PLC	403,510	14,584,808
	Antofagasta PLC	192,143	2,733,941
	Ashtead Group PLC	159,177	8,960,027
	Associated British Foods PLC	146,766	2,997,749
	AstraZeneca PLC, Sponsored ADR	326,058	21,594,821
	AstraZeneca PLC	126,555	16,647,198
Ω	Auto Trader Group PLC	404,782	3,120,672
Ω	Avast PLC	194,163	1,100,688
	AVEVA Group PLC	32,910	952,103
	Aviva PLC	1,074,091	5,201,635
	B&M European Value Retail SA	469,060	2,428,721
	BAE Systems PLC	1,270,647	11,942,478
	Barclays PLC, Sponsored ADR	734,429	5,721,202
	Barclays PLC	1,266,104	2,425,302
	Barratt Developments PLC	451,961	2,771,287
	Bellway PLC	56,503	1,688,538
	Berkeley Group Holdings PLC	53,150	2,754,408
	BP PLC, Sponsored ADR	637,245	18,722,243
	BP PLC	2,286,869	11,192,531
	British American Tobacco PLC, Sponsored ADR	12,507	489,899
	British American Tobacco PLC	433,292	16,977,954
	BT Group PLC	4,933,854	9,741,020
	Bunzl PLC	124,176	4,660,406
	Burberry Group PLC	158,590	3,486,373
*	Carnival PLC	39,739	320,435
#*	Carnival PLC, ADR	3,555	29,080
*	Centrica PLC	4,497,737	4,819,317
	Coca-Cola HBC AG	60,881	1,498,379
	Compass Group PLC	413,439	9,689,535
	Computacenter PLC	38,371	1,216,233
Ω	ConvaTec Group PLC	701,027	1,954,804
	Croda International PLC	30,613	2,799,565
	DCC PLC	46,977	3,067,096
	Dechra Pharmaceuticals PLC	28,520	1,283,475
	Diageo PLC, Sponsored ADR	105,239	20,142,745
	Diageo PLC	169,923	8,049,568
	Diploma PLC	42,857	1,439,245
	Direct Line Insurance Group PLC	685,160	1,719,443
	Drax Group PLC	159,113	1,526,326
	DS Smith PLC	846,006	3,015,666
*	easyJet PLC	112,034	547,198
	Electrocomponents PLC	179,713	2,268,817

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Entain PLC	210,939	$3,103,978
*††	Evraz PLC	179,407	0
	Experian PLC	292,203	10,230,685
	Ferguson PLC	70,177	8,828,168
*	Frasers Group PLC	91,690	1,003,246
#	Fresnillo PLC	117,918	1,059,985
	Glencore PLC	2,990,321	16,948,238
	GSK PLC	389,335	8,180,011
#	GSK PLC	281,778	11,882,561
*	Haleon PLC	486,669	1,729,398
#	Haleon PLC	352,222	2,476,121
	Halma PLC	77,256	2,175,751
	Harbour Energy PLC	129,359	578,452
	Hargreaves Lansdown PLC	114,041	1,180,640
	Hikma Pharmaceuticals PLC	111,963	2,366,562
	Hiscox Ltd.	125,837	1,370,204
	HomeServe PLC	48,535	695,551
	Howden Joinery Group PLC	387,823	3,201,306
	HSBC Holdings PLC	1,377,459	8,628,344
#	HSBC Holdings PLC, Sponsored ADR	551,216	17,308,182
	IG Group Holdings PLC	249,093	2,416,761
	IMI PLC	108,722	1,775,323
	Imperial Brands PLC, Sponsored ADR	20,437	449,410
	Imperial Brands PLC	490,857	10,777,418
	Inchcape PLC	131,822	1,349,221
*	Informa PLC	421,585	3,066,037
#	InterContinental Hotels Group PLC, ADR	1,227	74,024
	InterContinental Hotels Group PLC	39,805	2,359,445
	Intermediate Capital Group PLC	126,832	2,364,334
#*	International Consolidated Airlines Group SA	232,487	338,079
	Intertek Group PLC	41,127	2,198,041
	Investec PLC	290,606	1,572,079
	ITV PLC	1,958,472	1,761,485
	J Sainsbury PLC	1,003,207	2,706,221
	JD Sports Fashion PLC	1,111,690	1,765,766
	Johnson Matthey PLC	120,787	3,157,903
#*Ω	Just Eat Takeaway.com NV	39,916	734,197
	Kingfisher PLC	1,124,021	3,556,257
	Legal & General Group PLC	2,060,446	6,580,069
*	Liberty Global PLC, Class A	6,399	139,242
*	Liberty Global PLC, Class C	15,388	352,231
	Lloyds Banking Group PLC	11,430,511	6,328,595
	Lloyds Banking Group PLC, ADR	1,256,966	2,777,895
	London Stock Exchange Group PLC	57,148	5,577,209
	M&G PLC	1,502,506	3,916,585
	Man Group PLC	768,033	2,555,047
*	Marks & Spencer Group PLC	1,055,606	1,830,081
*	Mediclinic International PLC	173,666	1,027,576
*	Meggitt PLC	135,885	1,308,937
	Melrose Industries PLC	1,557,859	3,066,582
	Mondi PLC	239,441	4,543,923
	National Grid PLC	278,437	3,833,964
	National Grid PLC, Sponsored ADR	94,014	6,544,315
	Natwest Group PLC	1,106,470	3,360,633
#	Natwest Group PLC, Sponsored ADR	306,967	1,909,335
	Next PLC	32,817	2,732,074
*	Ocado Group PLC	58,130	597,591
	Pearson PLC	289,870	2,682,820
	Pearson PLC, Sponsored ADR	127,668	1,182,206

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pennon Group PLC	87,044	$1,065,458
	Persimmon PLC	158,255	3,650,343
	Phoenix Group Holdings PLC	286,676	2,258,611
#	Prudential PLC, ADR	25,039	624,222
	Prudential PLC	402,806	4,968,365
	Reckitt Benckiser Group PLC	172,565	13,997,564
	RELX PLC, Sponsored ADR	218,250	6,442,741
	RELX PLC	387,363	11,484,716
	Renishaw PLC	10,667	566,292
	Rentokil Initial PLC	566,438	3,740,167
	Rightmove PLC	305,732	2,390,143
	Rio Tinto PLC	154,229	9,310,724
#	Rio Tinto PLC, Sponsored ADR	267,962	16,353,721
*	Rolls-Royce Holdings PLC	1,513,143	1,653,773
	Royal Mail PLC	628,817	2,173,062
	Sage Group PLC	310,458	2,675,562
	Schroders PLC	44,471	1,613,039
	Schroders PLC	17,881	549,993
	Severn Trent PLC	62,676	2,253,316
	Shell PLC	36,838	982,689
	Shell PLC, Sponsored ADR	918,709	49,040,686
	Smith & Nephew PLC, Sponsored ADR	44,400	1,147,740
	Smith & Nephew PLC	178,234	2,285,166
	Smiths Group PLC	125,832	2,374,726
	Softcat PLC	46,354	790,809
	Spectris PLC	43,528	1,655,615
	Spirax-Sarco Engineering PLC	22,617	3,300,022
	SSE PLC	467,841	10,104,614
	St. James's Place PLC	254,826	3,827,759
	Standard Chartered PLC	980,153	6,755,890
	Tate & Lyle PLC	218,719	2,142,649
	Taylor Wimpey PLC	2,004,682	3,120,244
	Tesco PLC	2,683,898	8,607,626
#	Unilever PLC, Sponsored ADR	406,480	19,779,317
	Unilever PLC	337,393	16,436,528
	United Utilities Group PLC	160,469	2,132,077
	Vodafone Group PLC	7,747,116	11,416,593
	Vodafone Group PLC, Sponsored ADR	167,237	2,468,424
	Weir Group PLC	127,397	2,605,114
	Whitbread PLC	85,976	2,736,601
	WPP PLC	437,276	4,719,250
TOTAL UNITED KINGDOM			705,098,639
TOTAL COMMON STOCKS			5,210,603,134
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	19,522	1,482,210
	Henkel AG & Co. KGaA	52,141	3,330,939
	Porsche Automobil Holding SE	53,588	3,878,791
#	Sartorius AG	8,498	3,801,149
	Volkswagen AG	72,623	10,268,154
TOTAL GERMANY			22,761,243
TOTAL INVESTMENT SECURITIES (Cost $4,097,339,513)			5,233,364,377

Large Cap International Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	20,979,090	$242,665,132
TOTAL INVESTMENTS — (100.0%)
(Cost $4,340,006,050)^^			$5,476,029,509
As of July 31, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	202	09/16/22	$38,991,051	$41,748,350	$2,757,299
Total Futures Contracts			$38,991,051	$41,748,350	$2,757,299
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,389,445	$353,431,192	—	$375,820,637
Austria	—	7,158,644	—	7,158,644
Belgium	72,842	42,850,840	—	42,923,682
Canada	605,495,894	2,309,942	—	607,805,836
Denmark	5,824,245	118,382,831	—	124,207,076
Finland	72,147	65,597,186	—	65,669,333
France	3,054,229	485,275,910	$1,346,412	489,676,551
Germany	12,437,903	328,007,413	—	340,445,316
Hong Kong	—	124,239,199	—	124,239,199
Ireland	13,799,321	20,961,835	—	34,761,156
Israel	6,278,550	36,742,828	—	43,021,378
Italy	1,783,347	99,756,450	—	101,539,797
Japan	18,623,645	1,100,906,935	—	1,119,530,580
Netherlands	55,077,972	150,023,671	—	205,101,643
New Zealand	—	18,400,445	—	18,400,445
Norway	154,487	47,923,790	—	48,078,277
Portugal	—	11,978,227	—	11,978,227
Singapore	—	52,585,517	—	52,585,517
Spain	3,654,557	102,884,726	—	106,539,283
Sweden	524,922	152,633,549	—	153,158,471
Switzerland	47,449,175	385,414,272	—	432,863,447
United Kingdom	209,381,761	495,716,878	—	705,098,639
Preferred Stocks
Germany	—	22,761,243	—	22,761,243
Securities Lending Collateral	—	242,665,132	—	242,665,132
Futures Contracts**	2,757,299	—	—	2,757,299
TOTAL	$1,008,831,741	$4,468,608,655	$1,346,412^	$5,478,786,808
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.3%)
AUSTRALIA — (6.5%)
*	3P Learning Ltd.	182,513	$159,113
*	A2B Australia Ltd.	950,290	772,233
	Accent Group Ltd.	1,632,618	1,505,742
#	Adairs Ltd.	452,969	767,788
	Adbri Ltd.	1,707,812	3,045,563
	AGL Energy Ltd.	1,039,947	6,124,969
*	Ainsworth Game Technology Ltd.	387,271	243,618
*	Alkane Resources Ltd.	2,028,893	1,125,019
*	Alliance Aviation Services Ltd.	42,210	95,123
*	Allkem Ltd.	898,074	7,244,217
	ALS Ltd.	1,162,784	9,550,450
*	Altech Chemicals Ltd.	165,453	6,675
	Altium Ltd.	255,250	5,636,639
	Alumina Ltd.	4,207,747	4,570,593
#*	AMA Group Ltd.	1,828,989	198,408
*	AMP Ltd.	12,100,776	9,266,891
	Ampol Ltd.	600,474	14,226,130
	Ansell Ltd.	412,472	7,572,843
	APA Group	1,158,388	9,498,030
	Appen Ltd.	179,024	734,031
*	Arafura Resources Ltd.	2,345,857	583,963
	ARB Corp. Ltd.	230,089	5,402,950
*	Ardea Resources Ltd.	28,411	24,970
#	Ardent Leisure Group Ltd.	1,412,871	510,785
*	Argosy Minerals Ltd.	38,616	11,029
	Aristocrat Leisure Ltd.	775,551	19,348,485
	ASX Ltd.	43,079	2,677,565
	Atlas Arteria Ltd.	1,515,596	8,246,874
	AUB Group Ltd.	122,557	1,680,973
*	Audinate Group Ltd.	12,462	82,462
#*	Aura Energy Ltd.	120,034	17,747
#*	Aurelia Metals Ltd.	5,681,890	1,099,002
	Aurizon Holdings Ltd.	5,227,723	14,796,001
*	Aussie Broadband Ltd.	193,753	495,100
	Austal Ltd.	1,707,129	3,206,952
	Australia & New Zealand Banking Group Ltd.	2,322,978	37,542,253
	Australia & New Zealand Banking Group Ltd.	154,865	2,477,876
*	Australian Agricultural Co. Ltd.	1,582,128	2,051,890
	Australian Ethical Investment Ltd.	52,590	241,442
	Australian Finance Group Ltd.	643,435	857,184
#*	Australian Strategic Materials Ltd.	388,680	979,169
#*	Australian Vanadium Ltd.	1,298,655	40,580
	Australian Vintage Ltd.	101,209	46,848
	Auswide Bank Ltd.	44,497	208,522
	AVJennings Ltd.	297,081	98,729
	Baby Bunting Group Ltd.	382,353	1,294,385
#	Bank of Queensland Ltd.	3,178,106	16,831,872
*	Bannerman Energy Ltd.	81,394	128,964
	Bapcor Ltd.	1,489,373	6,983,158
	Base Resources Ltd.	50,433	10,760
	Beach Energy Ltd.	11,632,707	14,991,299
	Beacon Lighting Group Ltd.	6,598	11,041
	Bega Cheese Ltd.	1,283,626	3,140,458
	Bell Financial Group Ltd.	267,799	218,191
#*	Bellevue Gold Ltd.	991,473	589,691

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Bendigo & Adelaide Bank Ltd.	1,855,742	$13,466,436
	BHP Group Ltd.	5,730,049	157,279,236
#	BHP Group Ltd., Sponsored ADR	1,283,423	70,639,602
#*	Bigtincan Holdings Ltd.	200,510	110,023
*	Black Rock Mining Ltd.	99,755	12,349
	Blackmores Ltd.	42,784	2,336,289
*††	Blue Sky Alternative Investments Ltd.	32,768	0
	BlueScope Steel Ltd.	2,399,569	28,186,242
*	Boss Energy Ltd.	19,165	30,851
	Brambles Ltd.	1,840,841	14,816,380
	Bravura Solutions Ltd.	769,177	825,342
#	Breville Group Ltd.	316,158	4,674,118
	Brickworks Ltd.	382,335	5,652,941
#	BWX Ltd.	252,368	120,727
*	Calidus Resources Ltd.	54,178	27,117
*	Calix Ltd.	42,232	188,103
	Capitol Health Ltd.	1,906,520	372,471
	Capral Ltd.	2,587	15,473
*	Capricorn Metals Ltd.	448,450	1,230,658
#*	Carnarvon Energy Ltd.	4,337,430	640,028
	Carsales.com Ltd.	1,056,185	15,397,289
	Cash Converters International Ltd.	2,116,492	355,542
#*	Catapult Group International Ltd.	192,104	134,083
	Cedar Woods Properties Ltd.	338,706	991,352
*,*††	Centrebet International Ltd.	44,010	0
	Challenger Ltd.	2,149,463	10,617,835
	Champion Iron Ltd.	404,161	1,378,952
#*	City Chic Collective Ltd.	510,287	834,989
*	Clean Seas Seafood Ltd.	49,960	19,263
	Cleanaway Waste Management Ltd.	8,574,683	16,519,039
	Clinuvel Pharmaceuticals Ltd.	72,545	961,290
#	Clover Corp. Ltd.	41,173	31,028
*	Cobalt Blue Holdings Ltd.	58,513	33,931
	Cochlear Ltd.	74,643	11,250,707
#	Codan Ltd.	587,540	3,599,929
#*	Cogstate Ltd.	18,487	23,369
	Coles Group Ltd.	1,513,056	19,927,457
*	Collection House Ltd.	371,475	17,649
	Collins Foods Ltd.	678,091	4,942,812
#	Commonwealth Bank of Australia	931,529	66,154,767
	Computershare Ltd.	710,970	12,560,698
#*	Cooper Energy Ltd.	14,669,183	2,320,261
#*	Corporate Travel Management Ltd.	181,669	2,422,647
	Costa Group Holdings Ltd.	1,536,803	2,786,094
#	Credit Corp. Group Ltd.	212,266	3,608,688
	CSL Ltd.	293,605	59,782,963
	CSR Ltd.	3,061,776	9,826,176
#*	Dacian Gold Ltd.	226,568	18,114
#*	Danakali Ltd.	56,341	10,150
	Data#3 Ltd.	543,610	2,367,674
#*	De Grey Mining Ltd.	871,947	549,877
#*	Deep Yellow Ltd.	214,284	114,870
	Deterra Royalties Ltd.	1,422,869	4,342,885
#	Dicker Data Ltd.	175,661	1,391,659
	Domain Holdings Australia Ltd.	664,339	1,663,293
	Domino's Pizza Enterprises Ltd.	146,778	7,504,737
	Downer EDI Ltd.	3,334,914	12,983,341
#	Eagers Automotive Ltd.	499,626	4,416,914
#*	Eclipx Group Ltd.	1,598,656	2,960,287

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Ecograf Ltd.	178,153	$38,625
	Elders Ltd.	649,032	5,157,336
#*	Electro Optic Systems Holdings Ltd.	24,374	15,594
*	Elixir Energy Ltd.	311,800	33,032
#*	Elmo Software Ltd.	45,069	87,766
#	Emeco Holdings Ltd.	1,014,439	524,603
*	Emerald Resources NL	12,204	9,143
#*	EML Payments Ltd.	650,871	483,567
	Endeavour Group Ltd.	927,704	5,168,642
*	Energy World Corp. Ltd.	9,786,818	383,581
	Enero Group Ltd.	49,515	108,869
	EQT Holdings Ltd.	24,907	447,113
	Estia Health Ltd.	1,064,868	1,490,544
#*	European Lithium Ltd.	596,468	32,355
	Euroz Hartleys Group Ltd.	146,961	170,958
*	EVENT Hospitality & Entertainment Ltd.	402,587	4,026,838
	Evolution Mining Ltd.	4,659,545	8,607,475
	Finbar Group Ltd.	5,532	2,825
	Fleetwood Ltd.	413,728	498,074
#*	Flight Centre Travel Group Ltd.	182,804	2,223,120
	Fortescue Metals Group Ltd.	2,980,314	38,352,343
*	Frontier Digital Ventures Ltd.	43,551	28,791
#	G8 Education Ltd.	4,228,104	3,156,503
*	Galan Lithium Ltd.	119,680	100,619
*	Gascoyne Resources Ltd.	58,883	10,186
	Genworth Mortgage Insurance Australia Ltd.	2,180,109	4,319,870
	Gold Road Resources Ltd.	3,392,244	3,315,806
	GrainCorp Ltd., Class A	1,135,294	6,853,464
	Grange Resources Ltd.	2,267,682	1,793,064
#*	Greenland Minerals Ltd.	413,383	16,306
	GUD Holdings Ltd.	564,849	3,494,597
	GWA Group Ltd.	1,080,852	1,576,363
	Hansen Technologies Ltd.	580,011	2,324,518
	Harvey Norman Holdings Ltd.	2,202,888	6,428,330
	Healius Ltd.	4,674,497	12,736,316
	Healthia Ltd.	23,223	28,013
*	Highfield Resources Ltd.	317,946	212,114
	Hot Chili Ltd.	31,366	15,670
#	HT&E Ltd.	1,243,739	1,138,171
	HUB24 Ltd.	90,734	1,567,457
#	Humm Group Ltd.	1,837,780	645,923
	IDP Education Ltd.	322,567	6,490,007
	IGO Ltd.	2,333,436	18,284,417
	Iluka Resources Ltd.	1,354,820	9,195,194
	Image Resources NL	504,095	54,598
	Imdex Ltd.	1,381,226	1,758,565
	Incitec Pivot Ltd.	5,775,706	14,715,597
	Infomedia Ltd.	1,490,914	1,666,037
#	Inghams Group Ltd.	1,364,492	2,829,020
	Insignia Financial Ltd.	2,917,832	6,348,097
	Insurance Australia Group Ltd.	2,471,004	7,775,172
	Integral Diagnostics Ltd.	656,679	1,423,607
#*	Integrated Research Ltd.	399,026	142,801
#	InvoCare Ltd.	430,506	3,339,700
#*	ioneer Ltd.	974,026	386,459
	IPH Ltd.	631,544	3,898,691
	IRESS Ltd.	516,967	4,145,576
	IVE Group Ltd.	353,791	533,442
	James Hardie Industries PLC	492,468	12,162,338

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	James Hardie Industries PLC, Sponsored ADR	39,415	$979,069
*	Janison Education Group Ltd.	54,848	16,857
#	JB Hi-Fi Ltd.	565,964	16,758,429
	Johns Lyng Group Ltd.	521,353	2,771,646
	Jupiter Mines Ltd.	1,938,014	269,778
*	Karoon Energy Ltd.	2,135,676	2,821,935
#	Kelsian Group Ltd.	214,475	923,727
*	Kingsgate Consolidated Ltd.	387,656	449,270
*	Koba Resources Ltd.	5,573	555
#*	Kogan.com Ltd.	234,324	758,463
#*	Lark Distilling Co. Ltd.	15,656	30,926
*††	Lednium Technology Pty Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,066,602	7,727,145
	Lifestyle Communities Ltd.	124,401	1,481,999
	Link Administration Holdings Ltd.	1,651,146	5,090,668
*	Lithium Power International Ltd.	93,703	35,593
*	Lottery Corp. Ltd.	3,189,951	10,118,840
	Lovisa Holdings Ltd.	234,434	2,944,987
	Lycopodium Ltd.	36,281	157,404
#*	Lynas Rare Earths Ltd.	1,015,334	6,243,635
	MA Financial Group Ltd.	66,446	287,874
	MACA Ltd.	1,601,830	1,125,468
	Macmahon Holdings Ltd.	4,944,481	501,876
	Macquarie Group Ltd.	212,912	27,249,195
*	Macquarie Telecom Group Ltd.	645	30,487
	Mader Group Ltd.	5,780	11,675
#	Magellan Financial Group Ltd.	385,704	3,962,823
#*	Mayne Pharma Group Ltd.	7,537,063	1,798,516
	McMillan Shakespeare Ltd.	451,962	3,897,140
	McPherson's Ltd.	645,002	370,815
	Medibank Pvt Ltd.	4,221,485	10,150,696
#*	Megaport Ltd.	60,297	413,995
#*	Mesoblast Ltd.	325,946	213,896
*	Mesoblast Ltd., Sponsored ADR	1,592	5,317
#*	Metals X Ltd.	2,115,759	470,433
	Metcash Ltd.	4,566,839	13,312,053
#	Michael Hill International Ltd.	142,460	104,155
*	Mincor Resources NL	379,178	514,277
	Mineral Resources Ltd.	718,379	27,373,176
*	MMA Offshore Ltd.	1,151,011	484,640
#	Monadelphous Group Ltd.	440,307	3,196,503
	Monash IVF Group Ltd.	1,535,063	1,201,388
#	Money3 Corp. Ltd.	899,336	1,396,073
	Mount Gibson Iron Ltd.	3,636,464	1,340,927
#	Myer Holdings Ltd.	15,418,143	5,086,193
	MyState Ltd.	347,811	1,167,959
#*	Nanosonics Ltd.	175,842	585,019
	National Australia Bank Ltd.	2,773,071	59,888,651
*	Navarre Minerals Ltd.	225,588	9,130
	Navigator Global Investments Ltd.	736,845	792,579
#*	Nearmap Ltd.	234,433	229,579
#*	Neometals Ltd.	551,838	434,654
	Netwealth Group Ltd.	328,501	2,984,406
*	Neurizer Ltd.	38,788	4,245
#*	New Century Resources Ltd.	36,447	44,192
#	New Hope Corp. Ltd.	2,263,298	7,011,878
*	New World Resources Ltd.	445,048	10,628
	Newcrest Mining Ltd.	1,052,430	14,176,539
*	NEXTDC Ltd.	285,810	2,379,238

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	nib holdings Ltd.	1,879,111	$9,609,889
	Nick Scali Ltd.	369,427	2,508,233
	Nickel Industries Ltd.	3,341,959	2,566,522
	Nine Entertainment Co. Holdings Ltd.	7,524,955	10,978,678
	Northern Star Resources Ltd.	3,004,390	16,511,012
#*	Nova Minerals Ltd.	32,976	20,268
*	Novonix Ltd.	25,637	51,833
	NRW Holdings Ltd.	2,895,425	3,963,773
	Nufarm Ltd.	1,585,253	5,773,265
	Objective Corp. Ltd.	10,378	111,441
*	OFX Group Ltd.	1,027,937	1,959,270
#	OM Holdings Ltd.	418,603	189,465
#*	Omni Bridgeway Ltd.	882,083	2,559,361
	oOh!media Ltd.	2,576,034	2,266,511
*	Opthea Ltd.	24,427	21,988
	Orica Ltd.	737,943	8,746,269
	Origin Energy Ltd.	2,742,448	11,513,794
	Orora Ltd.	4,597,026	11,507,001
	OZ Minerals Ltd.	1,531,359	20,451,677
	Pacific Current Group Ltd.	236,569	1,257,498
*	Pacific Smiles Group Ltd.	108,709	133,019
	Pact Group Holdings Ltd.	868,271	1,235,108
#*	Paladin Energy Ltd.	2,543,237	1,330,163
*	Panoramic Resources Ltd.	4,222,324	584,307
*	Pantoro Ltd.	258,725	34,204
	Paragon Care Ltd.	154,646	34,222
	Peet Ltd.	1,092,350	797,077
#	Pendal Group Ltd.	1,135,450	3,845,456
#*	Peninsula Energy Ltd.	168,481	22,246
	PeopleIN Ltd.	57,295	136,964
	Pepper Money Ltd.	30,518	35,035
	Perenti Global Ltd.	3,067,062	1,237,311
#	Perpetual Ltd.	215,132	4,591,792
	Perseus Mining Ltd.	5,745,142	6,818,457
*	Pilbara Minerals Ltd.	1,145,764	2,259,138
#	Pinnacle Investment Management Group Ltd.	43,011	305,410
#	Platinum Asset Management Ltd.	1,101,774	1,414,655
*	Playside Studios Ltd.	22,530	11,005
*	Poseidon Nickel Ltd.	465,711	17,779
*	PPK Group Ltd.	3,734	7,199
	PPK Mining Equipment Group	3,734	0
#	Praemium Ltd.	1,027,677	456,701
	Premier Investments Ltd.	361,848	5,382,005
#	Pro Medicus Ltd.	159,511	5,587,490
	Propel Funeral Partners Ltd.	19,036	62,490
	Prospect Resources Ltd.	94,673	7,962
	PSC Insurance Group Ltd.	38,575	118,623
#	PWR Holdings Ltd.	209,639	1,231,991
*	Qantas Airways Ltd.	216,066	696,241
	QBE Insurance Group Ltd.	2,187,797	17,689,922
	Qube Holdings Ltd.	3,872,025	7,531,599
#	Ramelius Resources Ltd.	4,046,282	3,065,757
	Ramsay Health Care Ltd.	232,123	11,467,284
#	REA Group Ltd.	76,955	6,789,303
	Reckon Ltd.	132,862	113,435
*	Red 5 Ltd.	2,843,263	527,358
*	Red River Resources Ltd.	74,847	8,106
#*	Redbubble Ltd.	292,262	242,710
	Reece Ltd.	151,226	1,633,289

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Regis Healthcare Ltd.	591,209	$897,331
#	Regis Resources Ltd.	3,673,993	4,551,929
#*	Reject Shop Ltd.	143,024	432,254
	Reliance Worldwide Corp. Ltd.	2,507,591	7,834,633
#	Resimac Group Ltd.	61,700	57,931
#*	Resolute Mining Ltd.	4,396,079	863,751
*	Retail Food Group Ltd.	873,488	29,395
	Ridley Corp. Ltd.	1,245,370	1,476,322
	Rio Tinto Ltd.	692,143	47,954,814
*	RPMGlobal Holdings Ltd.	166,150	184,514
#*	Rumble Resources Ltd.	192,583	33,736
*††	Salmat Ltd.	68,805	0
	Sandfire Resources Ltd.	3,226,898	10,413,687
	Santos Ltd.	6,498,115	33,779,670
	SEEK Ltd.	218,442	3,538,135
	Select Harvests Ltd.	549,513	1,775,782
	Servcorp Ltd.	216,214	477,250
*	Service Stream Ltd.	2,650,634	1,957,005
	Seven Group Holdings Ltd.	396,675	4,914,739
*	Seven West Media Ltd.	4,756,155	1,589,574
	SG Fleet Group Ltd.	296,227	544,193
	Shaver Shop Group Ltd.	400,656	293,070
*	Sierra Rutile Holdings, Ltd.	1,354,820	302,916
	Sigma Healthcare Ltd.	11,841,547	5,143,282
*	Silex Systems Ltd.	59,245	136,348
*	Silver Lake Resources Ltd.	4,249,861	4,297,059
#*	Silver Mines Ltd.	516,155	68,328
	Sims Ltd.	824,444	8,573,392
*††	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp. Ltd.	336,112	1,628,441
	Sonic Healthcare Ltd.	1,028,159	24,759,625
	South32 Ltd., ADR	442,761	6,017,122
	South32 Ltd.	5,309,068	14,470,471
	Southern Cross Electrical Engineering Ltd.	56,353	25,560
	Southern Cross Media Group Ltd.	1,129,009	947,821
*††	Speedcast International Ltd.	1,370,682	0
	SRG Global Ltd.	103,260	50,557
#	St Barbara Ltd.	4,057,519	3,199,195
*	Star Entertainment Grp Ltd.	4,077,915	8,835,425
	Steadfast Group Ltd.	1,938,363	7,267,002
*	Strike Energy Ltd.	143,005	29,285
	Suncorp Group Ltd.	1,903,911	15,035,731
#	Sunland Group Ltd.	474,685	840,147
*	Sunstone Metals Ltd.	1,483,507	52,301
	Super Retail Group Ltd.	1,308,279	9,132,840
*	Superloop Ltd.	1,140,059	676,610
	Symbio Holdings Ltd.	98,233	276,121
#*	Syrah Resources Ltd.	2,281,525	2,377,171
	Tabcorp Holdings Ltd.	3,526,103	2,459,735
	Tassal Group Ltd.	1,212,059	4,174,029
	Technology One Ltd.	1,256,085	10,422,073
	Telstra Corp. Ltd.	5,536,444	15,131,152
	Telstra Corp. Ltd., ADR	35,561	484,892
#*	Temple & Webster Group Ltd.	54,749	203,520
	Ten Sixty Four Ltd.	1,871,019	825,312
*	Terracom Ltd.	231,969	132,640
	TPG Telecom Ltd.	1,160,727	5,179,219
	Transurban Group	1,242,888	12,704,413
	Treasury Wine Estates Ltd.	999,312	8,614,104

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Tuas Ltd.	842,979	$914,088
*	Tyro Payments Ltd.	226,747	132,679
	United Malt Grp Ltd.	1,299,693	3,356,494
*††	Virgin Australia Holdings Ltd.	3,195,173	0
	Vita Group Ltd.	719,188	98,468
Ω	Viva Energy Group Ltd.	3,684,599	6,921,777
*	Walkabout Resources Ltd.	27,529	4,135
#*	Warrego Energy Ltd.	232,025	25,172
#*	Webjet Ltd.	618,822	2,254,741
	Wesfarmers Ltd.	877,160	28,740,585
*	West African Resources Ltd.	2,427,372	2,259,834
	Westgold Resources Ltd.	1,780,115	1,624,639
#	Westpac Banking Corp.	2,907,202	44,024,170
	Whitehaven Coal Ltd.	4,646,331	20,457,238
*	Widgie Nickel Ltd.	130,825	32,745
	WiseTech Global Ltd.	43,637	1,545,387
#	Woodside Energy Group Ltd., ADR	463,829	10,533,558
*	Woodside Energy Group Ltd.	2,715,880	61,346,994
	Woolworths Group Ltd.	1,011,883	26,621,713
	Worley Ltd.	864,133	8,721,085
*	Xero Ltd.	40,361	2,658,930
#	Yancoal Australia Ltd.	107,484	377,314
#*	Zip Co. Ltd.	312,155	252,218
TOTAL AUSTRALIA			2,002,301,337
AUSTRIA — (0.5%)
#	Addiko Bank AG	9,380	98,819
	Agrana Beteiligungs AG	84,603	1,402,955
	ANDRITZ AG	293,662	13,740,387
#	AT&S Austria Technologie & Systemtechnik AG	198,230	9,904,409
Ω	BAWAG Group AG	251,870	11,628,776
#*	DO & Co. AG	23,970	2,002,722
	Erste Group Bank AG	533,057	13,514,421
	EVN AG	168,166	3,966,250
#*	FACC AG	30,403	230,998
*	Flughafen Wien AG	14,020	471,255
	Immofinanz AG	223,231	0
#*	Kapsch TrafficCom AG	10,948	144,714
	Lenzing AG	53,725	4,335,521
	Mayr Melnhof Karton AG	22,086	3,528,843
	Oberbank AG	2,814	290,459
#	Oesterreichische Post AG	143,988	4,149,276
	OMV AG	405,120	17,254,030
	Palfinger AG	44,518	1,103,553
#	POLYTEC Holding AG	63,673	380,942
	Porr AG	65,497	813,675
	Raiffeisen Bank International AG	701,884	8,503,152
#	Rosenbauer International AG	4,139	141,900
	S IMMO AG	151,701	3,538,424
	Schoeller-Bleckmann Oilfield Equipment AG	21,068	1,204,651
#	Semperit AG Holding	39,636	803,711
	Strabag SE	72,227	2,989,982
	Telekom Austria AG, ADR	4,200	52,080
	Telekom Austria AG	563,641	3,492,495
	UBM Development AG	4,439	152,942
	UNIQA Insurance Group AG	669,500	4,586,808
#	Verbund AG	34,475	3,791,060
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	4,604,749
	voestalpine AG	627,528	14,129,813

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Wienerberger AG	297,486	$6,847,383
	Zumtobel Group AG	110,458	789,252
TOTAL AUSTRIA			144,590,407
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	122,493	18,006,667
	Ageas SA	588,860	25,700,967
*	AGFA-Gevaert NV	1,175,105	4,251,685
	Anheuser-Busch InBev SA	913,054	48,910,288
	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	6,323,824
*	Argenx SE, ADR	5,187	1,889,157
*	Argenx SE	8,301	3,032,367
	Atenor	3,938	204,837
	Banque Nationale de Belgique	92	150,871
	Barco NV	145,282	3,806,584
	Bekaert SA	234,617	8,309,537
#*Ω	Biocartis Group NV	19,986	35,327
	bpost SA	419,997	2,635,868
#*	Cie d'Entreprises CFE	55,505	542,334
#	Deceuninck NV	286,785	743,191
*	Deme Group NV	55,505	6,417,170
	D'ieteren Group	144,552	23,724,755
	Econocom Group SA/NV	503,717	1,713,661
#	Elia Group SA	87,961	13,353,511
	Etablissements Franz Colruyt NV	303,267	8,385,059
#*	Euronav NV	917,318	12,501,479
	EVS Broadcast Equipment SA	54,770	1,239,579
#	Exmar NV	139,830	770,186
	Fagron	278,740	4,251,565
*	Galapagos NV	160,408	8,138,145
	Gimv NV	108,700	5,868,656
*	Greenyard NV	26,742	239,406
	Immobel SA	10,459	628,360
	Ion Beam Applications	72,762	1,273,482
	Jensen-Group NV	9,952	302,499
	KBC Group NV	306,607	16,059,143
*	Kinepolis Group NV	65,202	3,211,378
	Lotus Bakeries NV	1,227	6,980,313
#*	MDxHealth SA	25,853	18,277
	Melexis NV	89,077	7,643,058
#*	Ontex Group NV	332,133	2,171,519
*	Orange Belgium SA	182,728	3,518,515
	Picanol	3,351	243,279
#	Proximus SADP	704,668	9,764,580
	Recticel SA	258,558	3,969,169
	Roularta Media Group NV	8,176	150,861
	Shurgard Self Storage SA	68,754	3,546,404
	Sipef NV	18,495	1,075,738
	Solvay SA	312,855	27,478,969
#	Telenet Group Holding NV	122,760	1,963,336
	TER Beke SA	1,957	197,308
*	Tessenderlo Group SA	215,609	6,757,339
	UCB SA	132,842	10,380,107
#	Umicore SA	393,705	14,260,926
	Van de Velde NV	26,759	1,006,740
	VGP NV	31,155	5,471,940
	Viohalco SA	172,079	600,322
TOTAL BELGIUM			339,820,238

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (11.2%)
#*	5N Plus, Inc.	279,292	$390,405
#	Absolute Software Corp.	81,296	749,760
#	Acadian Timber Corp.	47,364	628,783
*	Aclara Resources, Inc.	226,465	49,518
*	Advantage Energy Ltd.	3,854,712	33,142,305
	Aecon Group, Inc.	337,250	2,923,334
	Africa Oil Corp.	435,095	805,260
#	AG Growth International, Inc.	67,397	1,785,780
	AGF Management Ltd., Class B	749,821	3,659,663
#	Agnico Eagle Mines Ltd.	1,302,463	55,999,692
#*	Aimia, Inc.	381,890	1,380,774
#*	Air Canada	240,139	3,261,112
#	AirBoss of America Corp.	95,983	1,209,766
*	AKITA Drilling Ltd., Class A	6,200	9,490
#	Alamos Gold, Inc.,Class A	2,560,125	20,228,236
*	Alexco Resource Corp.	12,200	6,193
	Algoma Central Corp.	16,660	205,559
#	Algonquin Power & Utilities Corp.	786,006	10,993,587
	Alimentation Couche-Tard, Inc.	792,230	35,393,759
#	AltaGas Ltd.	830,170	18,495,764
	Altius Minerals Corp.	150,795	2,153,794
*	Altius Renewable Royalties Corp.	10,704	75,147
#	Altus Group Ltd.	51,864	2,129,156
*	Americas Gold & Silver Corp.	51,477	29,748
	Amerigo Resources Ltd.	422,574	428,992
	Andlauer Healthcare Group, Inc.	28,764	1,106,489
#	Andrew Peller Ltd., Class A	102,169	462,754
#	ARC Resources Ltd.	3,241,432	45,461,802
#*	Argonaut Gold, Inc.	1,405,841	521,475
*	Aritzia, Inc.	324,111	10,225,360
	Atco Ltd., Class I	146,472	5,413,705
*	Athabasca Oil Corp.	1,945,456	3,676,548
*	ATS Automation Tooling Systems, Inc.	191,967	6,078,843
#*	Aurora Cannabis, Inc.	144,010	203,098
*	AutoCanada, Inc.	227,348	4,601,820
#	B2Gold Corp.	5,742,597	20,090,458
#	Badger Infrastructure Solutions Ltd.	160,010	3,839,840
*	Ballard Power Systems, Inc.	141,280	1,134,478
#	Bank of Montreal	1,006,459	101,367,022
#	Bank of Nova Scotia	1,296,960	79,039,616
	Barrick Gold Corp.	1,987,683	31,538,932
#*	Bausch Health Cos., Inc.	468,291	2,163,504
*	Baytex Energy Corp.	953,991	5,125,499
	BCE, Inc.	111,114	5,614,417
#	Birchcliff Energy Ltd.	1,364,140	10,482,322
	Bird Construction, Inc.	155,572	884,436
	Black Diamond Group Ltd.	283,698	833,005
*	BlackBerry Ltd.	424,307	2,601,002
	BMTC Group, Inc.	7,200	80,122
#*	Bombardier, Inc., Class A	4,941	86,546
*	Bombardier, Inc., Class B	134,980	2,256,782
*	Bonterra Energy Corp.	136,052	1,025,264
	Boralex, Inc., Class A	172,816	6,269,987
	Boyd Group Services, Inc.	1,529	192,237
	Bridgemarq Real Estate Services	32,200	335,189
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	1,312	65,246
	Brookfield Asset Management, Inc., Class A	169,935	8,437,273
#	Brookfield Infrastructure Corp., Class A	197,339	9,035,146
#	BRP, Inc.	101,623	7,729,554

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*,*	CAE, Inc.	237,612	$6,291,193
*	Calfrac Well Services Ltd.	44,963	165,028
#	Calian Group Ltd.	23,649	1,274,281
	Cameco Corp.	327,425	8,437,171
#	Canaccord Genuity Group, Inc.	521,257	4,050,216
#	Canacol Energy Ltd.	738,579	1,418,847
#*,*	Canada Goose Holdings, Inc.	141,484	2,771,584
#	Canadian Imperial Bank of Commerce	1,244,058	62,936,056
	Canadian National Railway Co.	574,806	72,818,185
	Canadian Natural Resources Ltd.	2,755,146	152,084,059
	Canadian Pacific Railway Ltd.	412,743	32,548,285
	Canadian Tire Corp. Ltd., Class A	210,841	27,086,371
#	Canadian Utilities Ltd., Class A	212,488	6,878,004
#	Canadian Western Bank	567,869	11,472,235
#*	Canfor Corp.	496,067	10,556,265
#*	Canfor Pulp Products, Inc.	157,874	690,402
#*	Canopy Growth Corp.	200,794	529,628
#	Capital Power Corp.	338,869	13,056,731
#*	Capstone Mining Corp.	3,589,481	8,100,894
#	Cardinal Energy Ltd.	603,543	4,383,232
	Cargojet, Inc.	7,533	873,041
#	Cascades, Inc.	544,233	4,164,994
	CCL Industries, Inc., Class B	292,456	14,691,886
*	Celestica, Inc.	613,467	6,464,954
	Cenovus Energy, Inc.	2,376,995	45,330,232
	Centerra Gold, Inc.	1,370,602	8,530,474
	CES Energy Solutions Corp.	1,087,618	2,259,235
*	CGI, Inc.	281,166	24,105,865
#	Chesswood Group Ltd.	31,923	289,178
#	CI Financial Corp.	721,293	8,313,838
	Clairvest Group, Inc.	516	27,258
#	Cogeco Communications, Inc.	128,057	8,289,129
	Cogeco, Inc.	49,890	2,658,618
	Colliers International Group, Inc.	34,830	4,352,705
	Computer Modelling Group Ltd.	387,353	1,506,398
	Conifex Timber, Inc.	32,928	47,571
	Constellation Software, Inc.	20,601	35,044,625
#*	Copper Mountain Mining Corp.	1,301,531	1,646,543
	Corby Spirit & Wine Ltd.	40,385	551,902
#	Corus Entertainment, Inc., Class B	1,831,025	5,376,326
#	Crescent Point Energy Corp.	2,758,426	21,827,736
#*	Crew Energy, Inc.	3,896,175	17,038,444
#*	Cronos Group, Inc.	270,268	851,344
#*	Denison Mines Corp.	2,156,614	2,576,720
*	Descartes Systems Group, Inc.	40,006	2,763,379
	Dexterra Group, Inc.	149,186	732,793
#*	DIRTT Environmental Solutions	124,732	125,652
	Dollarama, Inc.	342,577	20,762,486
#	Doman Building Materials Group Ltd.	328,420	1,726,029
#	Dorel Industries, Inc., Class B	179,394	984,842
	DREAM Unlimited Corp., Class A	139,429	3,593,110
	Dundee Precious Metals, Inc.	875,387	4,231,499
	ECN Capital Corp.	1,217,175	5,684,047
	E-L Financial Corp. Ltd.	538	338,206
*	Eldorado Gold Corp.	859,411	5,282,556
#	Element Fleet Management Corp.	1,753,120	20,124,840
#	Emera, Inc.	299,489	14,198,569
#	Empire Co. Ltd., Class A	485,506	14,733,328
	Enbridge, Inc.	848,644	38,129,576

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Endeavour Mining PLC	726,540	$14,331,658
#*,*	Endeavour Silver Corp.	420,218	1,531,906
#	Enerflex Ltd.	488,084	2,248,796
#*	Energy Fuels, Inc.	220,413	1,478,544
#	Enerplus Corp.	1,127,385	15,737,285
	Enghouse Systems Ltd.	166,592	4,267,086
*	Ensign Energy Services, Inc.	828,118	2,231,078
#	EQB, Inc.	169,156	7,343,237
#*,*	Equinox Gold Corp.	385,657	1,721,418
#*	ERO Copper Corp.	67,234	665,226
	Evertz Technologies Ltd.	115,129	1,308,131
#	Exchange Income Corp.	102,091	3,737,477
#	Exco Technologies Ltd.	152,652	1,041,879
#	Extendicare, Inc.	487,066	2,867,891
	Fairfax Financial Holdings Ltd.	74,397	40,075,788
#	Fiera Capital Corp.	275,463	1,959,680
	Finning International, Inc.	619,384	13,543,206
	Firm Capital Mortgage Investment Corp.	141,218	1,354,228
#	First Majestic Silver Corp.	548,167	4,199,023
#	First National Financial Corp.	74,235	2,172,760
	First Quantum Minerals Ltd.	1,294,628	23,657,255
	FirstService Corp.	101,865	13,632,570
*	Fission Uranium Corp.	1,807,387	1,058,561
	Fortis, Inc.	301,842	14,260,610
#*,*	Fortuna Silver Mines, Inc.	1,682,347	4,817,134
#	Franco-Nevada Corp.	23,160	2,964,017
#	Freehold Royalties Ltd.	519,444	5,889,912
#*	Frontera Energy Corp.	108,190	1,060,314
#*	Galiano Gold, Inc.	738,913	311,595
	Gamehost, Inc.	83,742	547,359
*	GDI Integrated Facility Services, Inc.	18,321	715,500
	Gear Energy Ltd.	537,509	570,858
	George Weston Ltd.	191,596	22,867,934
	GFL Environmental, Inc.	28,777	795,684
#	Gibson Energy, Inc.	591,838	12,164,442
#	Gildan Activewear, Inc.	438,616	12,858,609
	goeasy Ltd.	82,351	7,200,045
#*	GoldMoney, Inc.	48,197	59,091
#*	Gran Tierra Energy, Inc.	1,921,398	2,550,761
	Great-West Lifeco, Inc.	403,913	9,815,917
	Guardian Capital Group Ltd., Class A	18,706	430,638
#	Hardwoods Distribution, Inc.	16,000	417,321
#*	Headwater Exploration, Inc.	100,274	486,277
*	Heroux-Devtek, Inc.	166,614	1,855,387
	High Liner Foods, Inc.	114,391	1,067,489
#	HLS Therapeutics, Inc.	1,000	10,074
#	Home Capital Group, Inc.	421,329	8,600,633
	Hudbay Minerals, Inc.	4,199,833	16,168,991
#Ω	Hydro One Ltd.	246,144	6,871,772
#*	i-80 Gold Corp.	413,213	784,122
	iA Financial Corp., Inc.	471,017	25,916,878
#*,*	IAMGOLD Corp.	2,542,163	4,189,209
*	IBI Group, Inc.	80,502	1,211,412
	IGM Financial, Inc.	216,927	6,298,345
#*	Imperial Metals Corp.	164,385	355,587
#	Imperial Oil Ltd.	309,326	14,841,461
#	Information Services Corp.	18,144	283,520
#	Innergex Renewable Energy, Inc.	416,294	6,254,739
*	InPlay Oil Corp.	10,143	26,535

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Intact Financial Corp.	126,572	$18,839,267
#*	Interfor Corp.	474,828	11,724,697
#*	Invesque, Inc.	89,083	111,354
#*	Ivanhoe Mines Ltd., Class A	672,228	4,178,622
Ω	Jamieson Wellness, Inc.	87,038	2,528,455
*	Karora Resources, Inc.	28,620	74,872
	K-Bro Linen, Inc.	31,864	811,934
#*	Kelt Exploration Ltd.	835,753	4,490,243
#	Keyera Corp.	403,040	10,446,213
*	Kinaxis, Inc.	68,416	8,178,612
	Kingsway Financial Services, Inc.	14,675	89,224
#	Kinross Gold Corp.	7,786,411	26,693,487
*	Knight Therapeutics, Inc.	659,645	2,982,581
*	Kolibri Global Energy, Inc.	11,300	16,678
#	KP Tissue, Inc.	37,940	308,723
#	Labrador Iron Ore Royalty Corp.	230,597	5,096,166
*	Laramide Resources Ltd.	26,500	10,761
#*	Largo, Inc.	59,040	449,526
	Lassonde Industries, Inc., Class A	4,685	442,689
#	Laurentian Bank of Canada	306,459	10,001,110
	Leon's Furniture Ltd.	123,748	1,613,831
	LifeWorks, Inc.	217,422	5,361,904
#*	Lightspeed Commerce, Inc.	60,084	1,288,802
*††	Lightstream Resources Ltd.	696,278	0
#	Linamar Corp.	319,294	14,556,545
	Loblaw Cos. Ltd.	318,360	28,980,659
#*	Lucara Diamond Corp.	1,820,013	923,828
#*	Lundin Gold, Inc.	51,594	344,484
	Lundin Mining Corp.	4,251,300	23,969,690
#*	MAG Silver Corp.	42,103	586,074
	Magellan Aerospace Corp.	79,701	452,482
#	Magna International, Inc.	1,291,261	82,456,786
*	Mainstreet Equity Corp.	18,373	1,844,115
*	Major Drilling Group International, Inc.	516,619	3,868,944
*	Mandalay Resources Corp.	42,348	91,604
#	Manulife Financial Corp.	1,500,954	27,495,763
	Maple Leaf Foods, Inc.	377,062	8,000,292
*	Marathon Gold Corp.	309,500	418,129
#	Martinrea International, Inc.	654,254	4,771,959
	Maverix Metals, Inc.	71,610	304,343
*	Maxim Power Corp.	24,537	63,616
#*	MDF Commerce, Inc.	22,395	27,282
	Medical Facilities Corp.	168,105	1,293,065
*	MEG Energy Corp.	1,414,917	19,479,901
	Melcor Developments Ltd.	8,941	98,239
*††	Mercator Minerals Ltd.	131,933	0
#	Methanex Corp.	299,729	11,150,260
	Metro, Inc.	293,894	16,274,278
	Morguard Corp.	9,067	782,826
*	Mountain Province Diamonds, Inc.	32,000	12,495
#	MTY Food Group, Inc.	54,186	2,443,668
#	Mullen Group Ltd.	495,275	5,646,804
	National Bank of Canada	866,849	60,822,602
	Neo Performance Materials, Inc.	6,756	76,764
#*	New Gold, Inc.	5,944,160	4,873,974
*	New Pacific Metals Corp.	9,608	29,912
#	NFI Group, Inc.	193,486	2,083,614
	North American Construction Group Ltd.	119,112	1,329,491
#	North West Co., Inc.	216,659	5,833,745

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Northland Power, Inc.	533,092	$17,476,242
	Nutrien Ltd.	738,642	63,266,450
*	NuVista Energy Ltd.	1,036,904	9,222,862
*	Obsidian Energy Ltd.	86,800	740,194
*	OceanaGold Corp.	4,177,989	7,601,979
	Onex Corp.	239,869	12,819,987
	Open Text Corp.	344,905	14,107,569
*††	Orbite Technologies, Inc.	174,500	0
#*	Organigram Holdings, Inc.	139,931	149,726
#	Osisko Gold Royalties Ltd.	511,112	5,352,273
#*	Osisko Mining, Inc.	924,589	2,050,551
#	Pan American Silver Corp.	1,041,404	21,178,866
	Paramount Resources Ltd., Class A	384,613	9,554,119
	Parex Resources, Inc.	886,377	16,501,681
	Park Lawn Corp.	122,844	3,304,811
#	Parkland Corp.	599,346	16,816,604
	Pason Systems, Inc.	276,912	3,325,842
*	Patriot One Technologies, Inc.	184,683	67,063
	Pembina Pipeline Corp.	679,269	25,934,490
*	Petrus Resources Ltd.	29,921	49,769
#	Peyto Exploration & Development Corp.	868,245	9,763,558
	PHX Energy Services Corp.	163,882	752,510
*	Pieridae Energy Ltd.	200	184
	Pine Cliff Energy Ltd.	408,078	586,360
#	Pizza Pizza Royalty Corp.	128,187	1,350,391
#	Polaris Renewable Energy, Inc.	93,078	1,617,262
#	Pollard Banknote Ltd.	24,687	426,053
#	PrairieSky Royalty Ltd.	697,600	10,236,152
*	Precision Drilling Corp.	69,220	4,717,975
#	Premium Brands Holdings Corp.	116,054	9,324,740
	Primo Water Corp.	647,731	8,561,571
#	Quarterhill, Inc.	719,660	1,197,045
#	Quebecor, Inc., Class B	464,603	10,322,092
#*	Questerre Energy Corp., Class A	145,025	23,217
#*	Real Matters, Inc.	15,805	72,573
#*	Recipe Unlimited Corp.	80,546	838,451
	Restaurant Brands International, Inc.	382,743	20,518,809
#*	RF Capital Group, Inc.	11,366	120,265
	Richelieu Hardware Ltd.	177,191	5,361,877
	Ritchie Bros Auctioneers, Inc.	241,920	17,436,259
#	Rogers Communications, Inc.,Class B	512,429	23,555,972
#	Rogers Sugar, Inc.	538,773	2,722,159
#	Royal Bank of Canada	2,099,530	204,720,719
	Russel Metals, Inc.	319,501	6,866,321
*	Sabina Gold & Silver Corp.	1,171,097	1,088,287
#	Sandstorm Gold Ltd.	490,849	2,920,830
#	Saputo, Inc.	321,626	7,944,266
#	Savaria Corp.	43,704	463,814
#*	Seabridge Gold, Inc.	95,013	1,303,578
	Secure Energy Services, Inc.	925,483	4,639,882
	Shaw Communications, Inc.,Class B	679,355	18,368,053
*	ShawCor Ltd.	364,694	1,657,506
*	Shopify, Inc., Class A	69,940	2,436,010
#	Sienna Senior Living, Inc.	179,305	1,901,497
#*,*	Sierra Wireless, Inc.	132,682	3,302,865
*	SilverCrest Metals, Inc.	63,199	429,753
Ω	Sleep Country Canada Holdings, Inc.	142,863	3,195,187
#	SNC-Lavalin Group, Inc.	437,190	8,173,307
	SNDL, Inc.	107,315	241,459

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*††	Southern Pacific Resource Corp.	665,787	$0
*Ω	Spin Master Corp.	88,553	3,300,640
#	Sprott, Inc.	29,477	1,115,517
#	SSR Mining, Inc.	1,238,144	20,404,120
	Stantec, Inc.	356,306	17,586,097
#	Stelco Holdings, Inc.	78,048	2,202,690
	Stella-Jones, Inc.	242,967	7,211,882
*Ω	STEP Energy Services Ltd.	43,194	165,618
#	Sun Life Financial, Inc.	395,775	18,379,572
	Suncor Energy, Inc.	2,892,177	98,160,503
#*	SunOpta, Inc.	135,021	1,192,284
#	Superior Plus Corp.	799,931	7,227,521
	Supremex, Inc.	5,100	13,780
#	Surge Energy, Inc.	102,686	814,718
*	Taiga Building Products Ltd.	19,400	35,147
	Tamarack Valley Energy Ltd.	1,398,189	4,858,804
#*,*	Taseko Mines Ltd.	1,725,780	1,902,862
#	TC Energy Corp.	339,551	18,104,859
	Teck Resources Ltd., Class A	5,400	167,412
	Teck Resources Ltd.,Class B	1,584,464	46,568,038
	TECSYS, Inc.	2,070	63,253
	TELUS Corp.	174,880	4,025,975
	TerraVest Industries, Inc.	2,500	46,367
#	TFI International, Inc.	308,940	30,856,605
#	Thomson Reuters Corp.	30,393	3,412,733
	Tidewater Midstream & Infrastructure Ltd.	582,130	563,696
	Timbercreek Financial Corp.	184,837	1,208,142
	TMX Group Ltd.	98,482	10,104,682
*	Torex Gold Resources, Inc.	426,256	3,245,477
#	Toromont Industries Ltd.	230,107	19,379,985
	Toronto-Dominion Bank	1,110,180	72,119,775
	Total Energy Services, Inc.	227,898	1,372,138
	Tourmaline Oil Corp.	1,289,685	80,802,333
#	TransAlta Corp.	421,210	4,810,218
	TransAlta Corp.	1,032,557	11,820,925
#	TransAlta Renewables, Inc.	304,090	4,245,933
#	Transcontinental, Inc., Class A	575,097	7,293,409
#	TransGlobe Energy Corp.	169,286	653,422
#*	Trevali Mining Corp.	258,153	88,702
#*	Trican Well Service Ltd.	1,775,523	5,254,953
#	Tricon Residential, Inc.	593,399	6,450,547
*	Trisura Group Ltd.	53,688	1,498,059
*	Turquoise Hill Resources Ltd.	313,794	8,204,484
*	Uni-Select, Inc.	181,718	5,249,111
	Vermilion Energy, Inc.	861,297	22,272,094
	VersaBank	23,598	173,693
*	Victoria Gold Corp.	18,601	148,018
*	Viemed Healthcare, Inc.	6,346	49,816
	Wajax Corp.	120,993	1,972,851
	Waste Connections, Inc.	78,847	10,513,214
#*	Wesdome Gold Mines Ltd.	549,251	4,417,856
#	West Fraser Timber Co. Ltd.	343,432	32,154,021
	Western Forest Products, Inc.	2,306,543	2,683,807
#	Westshore Terminals Investment Corp.	261,041	6,916,654
#	Wheaton Precious Metals Corp.	133,324	4,573,014
#	Whitecap Resources, Inc.	2,613,366	19,979,584
#*	WildBrain Ltd.	392,989	718,124
	Winpak Ltd.	107,831	3,906,353
#	WSP Global, Inc.	130,459	15,740,046

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yamana Gold, Inc.	3,620,422	$17,302,876
#*	Yangarra Resources Ltd.	278,894	646,843
#	Yellow Pages Ltd.	91,812	903,386
TOTAL CANADA			3,462,641,907
CHINA — (0.0%)
	BOE Varitronix Ltd.	3,049,000	7,088,507
*	China Display Optoelectronics Technology Holdings Ltd.	784,000	39,022
	China Gold International Resources Corp. Ltd.	2,653,959	7,336,703
	Fountain SET Holdings Ltd.	8,828,000	1,213,112
	GDH Guangnan Holdings Ltd.	1,986,000	156,626
*	Goodbaby International Holdings Ltd.	3,886,000	455,646
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	4,469,000	260,316
TOTAL CHINA			16,549,932
DENMARK — (2.2%)
*	ALK-Abello AS	433,400	8,653,147
	Alm Brand AS	4,857,214	7,309,618
#	Ambu AS, Class B	64,919	738,079
	AP Moller - Maersk AS, Class A	2,954	7,913,692
	AP Moller - Maersk AS, Class B	3,757	10,257,861
#*	Bang & Olufsen AS	533,253	1,119,860
	BankNordik P/F	1,342	23,239
#*	Bavarian Nordic AS	338,191	16,769,694
#*	Brodrene Hartmann AS	12,158	454,631
*	Broendbyernes IF Fodbold AS	121,106	10,118
	Carlsberg AS, Class B	173,585	22,451,812
	cBrain AS	7,006	200,899
	Chemometec AS	38,798	4,634,512
#	Chr Hansen Holding AS	312,437	20,449,880
	Coloplast AS, Class B	96,551	11,300,224
	Columbus AS	474,800	554,273
	D/S Norden AS	168,448	7,350,670
#	Danske Bank AS	1,157,341	16,184,601
*	Demant AS	324,288	12,353,986
	Dfds AS	174,840	6,266,015
	Djurslands Bank AS	1,040	47,444
*	Drilling Co. of 1972 AS	67,925	3,223,583
	DSV AS	150,969	25,438,455
#	FLSmidth & Co. AS	223,791	6,146,924
#	Fluegger Group AS	350	23,265
*	Genmab AS	70,499	25,084,947
#	GN Store Nord AS	600,927	20,926,744
	GronlandsBANKEN AS	33	2,762
	H Lundbeck AS	1,727,575	8,538,731
*	H+H International A/S, Class B	116,159	2,369,453
*	Harboes Bryggeri AS, Class B	2,462	25,099
#*	ISS AS	784,977	13,718,678
	Jeudan AS	19,563	769,673
*	Jyske Bank AS	298,193	15,606,385
	Matas AS	213,459	2,290,220
#*	MT Hoejgaard Holding AS	328	5,184
#*Ω	Netcompany Group AS	62,073	3,480,885
*	Nilfisk Holding AS	152,922	3,614,254
*	NKT AS	216,606	11,097,843
#*Ω	NNIT AS	69,046	684,250
#	North Media AS	20,687	216,370

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Novo Nordisk AS, Sponsored ADR	595,283	$69,088,545
	Novo Nordisk AS, Class B	891,477	103,833,672
	Novozymes AS, Class B	233,804	14,935,461
*	NTG Nordic Transport Group AS, Class A	7,056	311,090
#Ω	Orsted AS	74,096	8,626,007
#	Pandora AS	399,412	29,672,999
*	Parken Sport & Entertainment AS	10,398	122,862
	Per Aarsleff Holding AS	97,171	2,991,725
	Ringkjoebing Landbobank AS	151,626	17,026,519
	Rockwool International AS, Class A	5,080	1,251,851
#	Rockwool International AS, Class B	34,285	8,495,790
#	Royal Unibrew AS	240,968	20,550,615
#*	RTX AS	28,702	665,449
Ω	Scandinavian Tobacco Group AS, Class A	309,540	5,928,393
	Schouw & Co. AS	71,013	5,287,343
#	SimCorp AS	150,405	11,225,967
	Solar AS, Class B	25,629	2,410,283
	SP Group AS	5,016	225,266
	Spar Nord Bank AS	486,759	5,577,297
	Sparekassen Sjaelland-Fyn AS	7,233	156,018
	Sydbank AS	381,764	11,723,614
	TCM Group AS	8,463	108,197
*	Tivoli AS	1,741	193,468
	Topdanmark AS	252,365	12,303,905
*	TORM PLC, Class A	59,523	972,743
	Tryg AS	671,846	15,318,991
	UIE PLC	4,377	1,266,161
#	Vestas Wind Systems AS	1,023,522	26,901,971
*	Zealand Pharma AS	28,370	511,666
TOTAL DENMARK			675,991,828
FINLAND — (1.5%)
	Aktia Bank Oyj	204,365	1,959,689
	Alandsbanken Abp, Class B	1,250	37,159
	Alma Media Oyj	65,615	686,557
#	Anora Group Oyj	36,670	311,604
	Apetit Oyj	3,389	34,638
	Aspo Oyj	28,806	221,793
#	Atria Oyj	77,416	736,586
#	Bittium Oyj	79,121	423,384
	Cargotec Oyj, Class B	203,864	7,210,026
	Caverion Oyj	204,836	1,021,561
	Citycon Oyj	240,789	1,713,178
	Digia Oyj	27,598	209,551
	Elisa Oyj	379,350	20,979,982
Ω	Enento Group Oyj	9,514	229,016
	eQ Oyj	5,909	136,036
*	Evli Oyj, Class B	1,367	25,061
	Fellow Bank PLC	1,367	24,985
#*	Finnair Oyj	4,129,040	1,697,504
	Fiskars Oyj Abp	109,547	2,163,942
	Fortum Oyj	873,699	9,806,652
*	F-Secure Oyj	327,087	1,014,598
	Glaston OYJ ABP	11,415	9,931
	Gofore Oyj	2,067	50,675
#	Harvia Oyj	47,384	1,011,089
#	HKScan Oyj, Class A	213,312	254,179
	Huhtamaki Oyj	584,496	22,782,813
	Ilkka Oyj	29,672	127,448

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Incap Oyj	41,965	$670,434
	Kamux Corp.	18,383	151,581
	Kemira Oyj	711,617	9,035,546
	Kesko Oyj, Class A	185,698	4,207,277
	Kesko Oyj, Class B	1,314,895	32,521,514
	Kojamo Oyj	352,767	6,293,137
	Kone Oyj, Class B	434,907	19,875,873
#	Konecranes Oyj	300,069	8,056,503
#	Lassila & Tikanoja Oyj	176,757	2,074,037
*	Lehto Group Oyj	147,970	57,694
	Marimekko Oyj	76,440	1,062,649
	Metsa Board Oyj, Class B	819,570	7,306,282
	Metso Outotec Oyj	1,496,286	12,369,335
#	Musti Group Oyj	32,084	664,985
	Neste Oyj	436,221	22,431,043
	Nokia Oyj	4,613,654	24,031,753
	Nokia Oyj, Sponsored ADR	2,506,247	12,982,359
	Nokian Renkaat Oyj	695,310	8,223,971
	Nordea Bank Abp	2,440,427	24,062,525
	Olvi Oyj, Class A	39,535	1,455,540
	Oma Saastopankki Oyj	5,497	122,807
	Oriola Oyj, Class A	1,000	2,038
	Oriola Oyj, Class B	719,046	1,461,007
	Orion Oyj, Class A	2,395	114,305
#	Orion Oyj, Class B	512,857	24,482,506
	Outokumpu Oyj	1,945,424	8,565,319
	Pihlajalinna Oyj	36,123	392,469
#	Ponsse Oyj	52,110	1,402,492
#*	QT Group Oyj	29,337	2,372,209
	Raisio Oyj, Class V	431,251	956,532
	Rapala VMC Oyj	25,862	149,220
	Revenio Group Oyj	63,845	3,288,621
Ω	Rovio Entertainment Oyj	14,306	97,031
	Sampo Oyj, Class A	601,525	25,987,523
	Sanoma Oyj	504,321	7,123,849
*	Stockmann Oyj Abp, Class B	18,522	47,563
	Stora Enso Oyj, Class R	1,458,876	22,562,521
	Suominen Oyj	10,369	33,756
	Taaleri Oyj	3,685	39,439
#	Talenom Oyj	4,065	46,578
	Teleste Oyj	20,343	78,934
Ω	Terveystalo Oyj	76,187	715,661
	TietoEVRY Oyj	419,619	11,413,600
	Tokmanni Group Corp.	104,143	1,369,923
	UPM-Kymmene Oyj	1,134,767	35,960,493
	Uponor Oyj	295,787	4,453,140
	Vaisala Oyj, Class A	53,078	2,448,971
	Valmet Oyj	757,074	21,067,374
#	Verkkokauppa.com Oyj	8,621	35,944
	Wartsila OYJ Abp	969,896	8,522,018
#*	WithSecure Oyj	327,087	593,951
	YIT Oyj	745,629	2,536,352
TOTAL FINLAND			460,857,821
FRANCE — (7.2%)
	ABC arbitrage	159,751	1,142,463
*	Accor SA	440,860	11,439,834
#*	Aeroports de Paris	29,412	4,063,909
#	Air Liquide SA	333,757	45,885,703

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Airbus SE	402,580	$43,406,854
	AKWEL	63,353	1,140,880
	Albioma SA	153,455	7,826,582
Ω	ALD SA	117,115	1,387,347
#	Alstom SA	319,141	7,584,607
	Altamir	45,949	1,192,440
	Alten SA	122,006	16,524,496
Ω	Amundi SA	123,187	6,688,414
	Arkema SA	411,235	38,958,572
	Assystem SA	45,623	1,718,927
#*	Atos SE	259,113	3,194,476
	Aubay	32,832	1,745,771
	AXA SA	1,415,353	32,613,284
	Axway Software SA	25,730	499,052
#	Bastide le Confort Medical	13,234	498,085
	Beneteau SA	182,413	2,097,666
#	Bigben Interactive	87,794	1,323,344
	BioMerieux	77,353	8,372,483
	BNP Paribas SA	886,338	41,877,065
	Boiron SA	33,750	1,578,577
	Bollore SE	1,817,900	9,178,319
#	Bonduelle SCA	100,466	1,351,081
*††	Bourbon Corp.	56,660	0
	Bouygues SA	1,000,077	30,232,059
#	Bureau Veritas SA	685,990	18,920,021
	Burelle SA	55	28,844
	Capgemini SE	212,139	40,462,720
#	Carrefour SA	2,751,041	46,883,359
#*	Casino Guichard Perrachon SA	174,507	2,058,182
	Catana Group	87,298	652,291
#	Catering International Services	6,197	58,695
	CBo Territoria	2,301	8,545
	Cegedim SA	28,903	619,137
*	CGG SA	4,141,761	3,699,260
	Chargeurs SA	94,241	1,615,642
	Cie de Saint-Gobain	1,220,836	56,927,361
*	Cie des Alpes	115,181	2,022,224
#	Cie Generale des Etablissements Michelin SCA	2,357,935	65,985,783
#	Cie Plastic Omnium SA	328,119	6,136,938
#*	Claranova SE	70,358	276,366
*	Coface SA	673,566	7,054,148
#	Credit Agricole SA	1,047,530	9,651,762
	Danone SA	490,965	27,071,395
	Dassault Aviation SA	28,206	4,034,096
	Dassault Systemes SE	182,291	7,818,765
#*	DBV Technologies SA	35,620	169,353
	Derichebourg SA	721,218	4,596,911
	Edenred	428,213	21,980,387
	Eiffage SA	481,145	45,150,156
*	Ekinops SAS	6,333	45,481
	Electricite de France SA	1,091,241	13,252,302
	Electricite de Strasbourg SA	1,138	121,675
#*Ω	Elior Group SA	555,988	1,806,789
	Elis SA	975,626	14,562,048
	Engie SA	3,017,491	37,333,418
	Equasens	5,590	486,977
	Eramet SA	46,687	4,942,118
	EssilorLuxottica SA	114,055	17,881,809
#*	Esso SA Francaise	10,411	614,337

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Etablissements Maurel et Prom SA	341,846	$1,806,568
	Eurazeo SE	102,960	7,354,176
*	Euroapi SA	18,789	316,970
	Eurofins Scientific SE	337,380	26,301,593
Ω	Euronext NV	294,648	24,007,495
#	Eutelsat Communications SA	965,513	7,347,286
#	Exel Industries, Class A	6,839	320,099
*	Faurecia SE	622,231	11,251,485
	Fnac Darty SA	106,285	4,265,858
*	Gaumont SA	768	81,083
	Gaztransport Et Technigaz SA	101,523	14,002,458
#	GEA	181	16,663
	Getlink SE	406,899	8,143,808
#*	GL Events	57,252	1,095,882
	Groupe Crit	22,390	1,398,040
*	Groupe Gorge SA	11,686	229,564
	Groupe SFPI	7,834	21,174
	Guerbet	33,265	686,323
#	Guillemot Corp.	18,369	243,413
#	Haulotte Group SA	54,664	193,176
	Hermes International	23,514	32,259,887
#	HEXAOM	16,188	433,738
*	ID Logistics Group	10,435	3,378,728
	Imerys SA	188,757	6,396,299
	Infotel SA	1,012	55,442
	Interparfums SA	2,119	106,307
	Ipsen SA	134,646	13,620,404
	IPSOS	211,393	10,835,094
	Jacquet Metals SACA	81,175	1,462,146
*	JCDecaux SA	261,899	4,223,515
#	Kaufman & Broad SA	120,359	3,341,613
	Kering SA	62,464	35,760,076
	Korian SA	364,097	5,387,282
Ω	La Francaise des Jeux SAEM	226,428	8,087,560
	Laurent-Perrier	6,220	633,619
	Lectra	104,988	3,690,193
	Legrand SA	258,400	21,154,851
#	Linedata Services	18,590	695,319
	LISI	117,537	2,769,344
#	LNA Sante SA	27,031	925,702
	L'Oreal SA	85,339	32,263,034
#*	Lumibird	1,775	37,203
	LVMH Moet Hennessy Louis Vuitton SE	248,440	172,505,306
Ω	Maisons du Monde SA	181,169	1,936,417
	Manitou BF SA	37,916	721,698
	Manutan International	3,269	223,804
	Mersen SA	91,472	3,218,115
*	METabolic EXplorer SA	11,711	22,946
	Metropole Television SA	200,359	2,639,224
#*	Nacon SA	39,605	221,872
#	Neurones	1,927	68,830
	Nexans SA	261,412	25,107,209
	Nexity SA	283,721	6,972,353
#*	Nicox	71,997	134,358
	NRJ Group	85,620	559,452
#	Oeneo SA	143,254	2,153,773
#*	Onxeo SA	12,362	4,350
#	Orange SA, Sponsored ADR	134,076	1,363,553
	Orange SA	7,330,798	74,909,257

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Orpea SA	139,636	$3,476,824
*	OSE Immuno	3,297	21,947
#	Pernod Ricard SA	69,562	13,665,061
	Plastiques Du Val De Loire	45,034	186,992
#*	Prodways Group SA	14,691	44,499
#	Publicis Groupe SA, ADR	89,724	1,201,404
	Publicis Groupe SA	624,784	33,248,093
	Quadient SA	186,532	3,631,708
#*	Rallye SA	482,414	1,495,674
#*††	Recylex SA	65,252	23,108
#	Remy Cointreau SA	15,809	3,123,182
*	Renault SA	704,771	20,836,114
	Rexel SA	1,446,851	25,714,076
	Robertet SA	1,585	1,483,866
	Rothschild & Co.	46,954	1,729,167
	Rubis SCA	237,855	5,813,466
	Safran SA	82,381	9,054,951
	Samse SA	989	179,230
	Sanofi, ADR	246,722	12,262,083
	Sanofi	432,160	42,945,261
	Sartorius Stedim Biotech	33,935	13,575,336
	Savencia SA	20,296	1,194,812
	Schneider Electric SE	229,955	31,804,584
#	SCOR SE	826,692	14,547,725
	SEB SA	119,502	10,060,924
	Seche Environnement SA	12,581	1,057,878
	SES SA	1,900,136	14,339,851
*Ω	SMCP SA	201,866	1,099,129
	Societe BIC SA	134,748	7,613,690
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	68,290
	Societe Generale SA	1,279,926	28,678,522
	Societe LDC SA	396	39,519
	Societe pour l'Informatique Industrielle	11,418	539,886
	Sodexo SA	206,179	16,752,783
	Sodexo SA, Sponsored ADR	3,640	59,259
††	Sodexo SA	8,908	721,434
*	SOITEC	44,949	7,194,890
#*	Solocal Group	354,103	359,623
	Somfy SA	28,629	3,620,086
	Sopra Steria Group SACA	84,150	14,021,918
	SPIE SA	576,903	13,854,283
	Stef SA	22,404	2,138,629
	STMicroelectronics NV	933,669	35,333,325
#	STMicroelectronics NV	34,139	1,295,234
	Sword Group	29,742	1,228,836
#	Synergie SE	44,846	1,342,966
*	Technicolor SA	32,191	103,144
	Technip Energies NV	610,865	7,214,477
	Teleperformance	130,754	43,724,258
#	Television Francaise 1	327,494	2,256,003
	Thales SA	241,435	30,024,762
	Thermador Groupe	14,469	1,217,642
#	Tikehau Capital SCA	22,932	567,364
	Totalenergies EP Gabon	1,958	334,264
	TotalEnergies SE, Sponsored ADR	217,523	11,106,724
#	TotalEnergies SE	3,808,188	194,512,166
	Trigano SA	45,634	4,465,089
*	Ubisoft Entertainment SA	413,668	17,611,670
	Union Financiere de France BQE SA	6,892	107,210

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Valeo	1,033,122	$22,191,485
*	Vallourec SA	571,299	5,293,668
#	Veolia Environnement SA	596,136	14,909,863
Ω	Verallia SA	129,589	3,317,046
	Vetoquinol SA	3,588	450,436
	Vicat SA	84,188	2,194,930
	VIEL & Cie SA	79,165	440,414
	Vilmorin & Cie SA	44,198	1,828,047
	Vinci SA	742,024	71,129,487
	Virbac SA	15,161	5,599,800
	Vivendi SE	667,887	6,340,475
*	Voltalia SA	1,052	22,308
	Vranken-Pommery Monopole SA	8,008	145,425
	Wavestone	19,990	1,043,832
*Ω	Worldline SA	385,575	17,018,558
*Ω	X-Fab Silicon Foundries SE	237,327	1,584,917
*	Xilam Animation SA	147	6,047
TOTAL FRANCE			2,247,256,201
GERMANY — (5.8%)
	1&1 AG	190,877	3,307,383
	7C Solarparken AG	169,757	906,805
*	Aareal Bank AG	317,361	10,322,456
#	Adesso SE	10,851	1,879,993
	Adidas AG	133,607	23,112,872
#*Ω	ADLER Group SA	29,551	104,810
	All for One Group SE	4,257	224,489
	Allgeier SE	19,416	666,679
	Allianz SE	276,267	50,171,769
	Allianz SE, Sponsored ADR	186,523	3,376,066
	Amadeus Fire AG	21,955	2,453,024
	Aroundtown SA	1,762,235	5,651,549
	Atoss Software AG	15,049	2,374,629
#Ω	Aumann AG	3,278	47,050
	Aurubis AG	197,548	14,262,388
	BASF SE	1,406,446	62,678,511
#	Basler AG	51,570	1,964,884
#*	Bauer AG	79,806	709,350
	Bayer AG	1,435,845	83,753,178
	Bayerische Motoren Werke AG	660,671	53,985,624
	BayWa AG	74,922	3,224,940
	Bechtle AG	232,725	10,764,430
Ω	Befesa SA	73,885	3,422,394
	Beiersdorf AG	39,299	4,052,699
	Bertrandt AG	26,407	986,254
#*	bet-at-home.com AG	13,709	134,885
*	Bijou Brigitte AG	16,237	446,142
	Bilfinger SE	157,431	4,757,180
#*	Borussia Dortmund GmbH & Co. KGaA	518,015	2,020,659
	Brenntag SE	415,503	29,187,045
	CANCOM SE	113,008	3,863,160
	Carl Zeiss Meditec AG	35,471	5,176,631
	CECONOMY AG	867,744	1,750,093
	CENIT AG	41,872	694,317
#	Cewe Stiftung & Co. KGAA	48,896	4,199,065
*	Commerzbank AG	3,491,701	23,922,090
	CompuGroup Medical SE & Co. KgaA	105,941	4,592,362
	Continental AG	338,996	24,150,465
Ω	Covestro AG	954,475	32,190,031

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CropEnergies AG	147,934	$2,180,106
*	CTS Eventim AG & Co. KGaA	139,667	7,693,316
*	Daimler Truck Holding AG	921,870	25,190,057
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	152,279
#*Ω	Delivery Hero SE	42,572	2,053,944
	Dermapharm Holding SE	65,712	3,702,114
#	Deutsche Bank AG	3,429,473	29,939,967
#	Deutsche Beteiligungs AG	86,360	2,492,543
	Deutsche Boerse AG	92,431	16,135,245
#*	Deutsche Lufthansa AG	1,310,778	8,068,956
Ω	Deutsche Pfandbriefbank AG	782,763	7,235,341
	Deutsche Post AG	955,495	38,162,339
	Deutsche Telekom AG, Sponsored ADR	10,326	196,916
	Deutsche Telekom AG	6,078,458	115,484,471
	Deutz AG	831,180	3,470,089
	DIC Asset AG	190,390	2,165,588
	DMG Mori AG	23,446	978,082
#	Dr Hoenle AG	15,398	361,219
	Draegerwerk AG & Co. KGaA	15,739	716,401
	Duerr AG	203,087	5,049,289
Ω	DWS Group GmbH & Co. KGaA	5,394	157,450
	E.ON SE	7,146,122	64,237,204
	Eckert & Ziegler Strahlen- und Medizintechnik AG	42,508	1,884,925
	EDAG Engineering Group AG	17,807	207,472
	Elmos Semiconductor SE	7,990	386,982
	ElringKlinger AG	158,720	1,270,361
	Encavis AG	199,644	4,368,764
	Energiekontor AG	21,733	2,132,987
	Evonik Industries AG	496,081	10,581,252
#	Fabasoft AG	1,694	37,607
	Fielmann AG	101,705	4,111,143
	First Sensor AG	596	35,591
#*	flatexDEGIRO AG	108,060	1,099,102
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	6,160,002
	Freenet AG	884,555	20,828,299
	Fresenius Medical Care AG & Co. KGaA, ADR	10,829	200,553
	Fresenius Medical Care AG & Co. KGaA	448,372	16,622,707
	Fresenius SE & Co. KGaA	844,164	21,601,276
	Fuchs Petrolub SE	95,700	2,445,134
	GEA Group AG	281,672	10,514,136
#	Gerresheimer AG	196,104	11,779,068
*	Gesco AG	29,514	794,131
	GFT Technologies SE	128,860	5,823,807
*	GK Software SE	1,830	243,642
*	Global Fashion Group SA	6,038	8,959
#	Grand City Properties SA	245,283	3,345,335
	GRENKE AG	26,808	703,926
*	H&R GmbH & Co. KGaA	71,325	468,541
	Hamburger Hafen und Logistik AG	207,928	2,897,948
	Hannover Rueck SE	57,210	8,115,068
#Ω	Hapag-Lloyd AG	53,107	18,295,736
	Hawesko Holding AG	1,974	84,506
	HeidelbergCement AG	393,784	20,058,176
#*	Heidelberger Druckmaschinen AG	1,930,070	2,962,243
#*	HelloFresh SE	153,939	4,254,832
	Henkel AG & Co. KGaA	97,170	6,127,034
	Hensoldt AG	93,578	2,399,290
*	Highlight Communications AG	42,880	162,693
	Hornbach Holding AG & Co. KGaA	50,337	3,950,954

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hugo Boss AG	251,859	$14,882,946
*	Hypoport SE	8,878	1,845,307
	Indus Holding AG	90,174	2,162,285
	Infineon Technologies AG	642,327	17,615,475
	Infineon Technologies AG, ADR	186,129	5,090,628
Ω	Instone Real Estate Group SE	76,990	843,506
	IVU Traffic Technologies AG	24,942	411,147
#	Jenoptik AG	145,712	3,529,193
#Ω	JOST Werke AG	6,126	254,677
	K+S AG	982,625	20,719,851
	KION Group AG	393,720	17,958,596
	Kloeckner & Co. SE	428,748	4,201,995
	Knaus Tabbert AG	255	7,696
	Knorr-Bremse AG	92,898	5,534,449
*	Koenig & Bauer AG	73,740	1,118,484
#	Kontron AG	155,652	2,319,284
	Krones AG	46,701	4,069,064
	KSB SE & Co. KGaA	267	105,940
	KWS Saat SE & Co. KGaA	33,931	2,073,145
	Lanxess AG	505,632	18,595,014
	LEG Immobilien SE	178,297	16,197,436
#	Leifheit AG	29,884	536,190
#*	Leoni AG	120,123	927,827
#*	Manz AG	12,574	460,457
*	Mediclin AG	12,692	43,150
*	Medigene AG	32,630	83,698
	Mercedes-Benz Group AG	1,688,994	99,606,701
	Merck KGaA	82,230	15,661,577
*	METRO AG	991,408	8,057,271
	MLP SE	269,327	1,575,753
	MTU Aero Engines AG	62,570	12,095,618
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	106,586	24,163,685
#	Mutares SE & Co. KGaA	8,822	160,586
#*	Nagarro SE	33,764	3,959,759
	Nemetschek SE	227,638	15,239,581
	New Work SE	11,809	1,580,647
	Nexus AG	26,886	1,436,386
#*	Nordex SE	485,787	4,720,248
	Norma Group SE	177,517	3,311,752
	OHB SE	34,731	1,192,021
#	Patrizia AG	183,508	2,368,721
	Pfeiffer Vacuum Technology AG	41,426	6,549,894
	PNE AG	358,793	5,711,327
	Progress-Werk Oberkirch AG	5,595	163,463
	ProSiebenSat.1 Media SE	698,671	5,975,536
	PSI Software AG	23,631	590,609
	Puma SE	218,191	14,720,038
*	PVA TePla AG	44,493	971,895
*	q.beyond AG	684,149	774,305
#*,*	QIAGEN NV	345,569	17,224,575
*	R Stahl AG	4,599	66,344
#	Rational AG	10,253	7,146,805
	Rheinmetall AG	268,907	49,311,377
	RTL Group SA	159,605	6,269,492
	RWE AG	895,487	36,838,495
	SAF-Holland SE	256,148	2,072,033
#	Salzgitter AG	172,923	4,402,731
	SAP SE, Sponsored ADR	22,433	2,090,980
	SAP SE	235,318	21,948,747

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Scout24 SE	127,221	$7,273,031
	Secunet Security Networks AG	5,375	1,554,785
*	Serviceware SE	611	6,148
*	SGL Carbon SE	79,222	600,048
	Siemens AG, Sponsored ADR	63,609	3,545,566
	Siemens AG	270,223	30,141,744
#*	Siemens Energy AG	646,780	10,747,858
Ω	Siemens Healthineers AG	92,552	4,742,700
	Siltronic AG	92,377	7,499,938
	Sixt SE	88,813	10,842,440
#*	SMA Solar Technology AG	26,624	1,452,668
	Softing AG	10,451	74,086
	Software AG	124,078	3,352,152
	Stabilus SE	77,376	4,360,755
	Stemmer Imaging AG	528	18,393
	STRATEC SE	26,196	2,416,412
	Stroeer SE & Co. KGaA	135,812	5,940,114
	Suedzucker AG	363,460	5,127,460
#	SUESS MicroTec SE	71,689	1,133,482
	Surteco Group SE	34,391	825,279
	Symrise AG	101,317	11,822,235
	Syzygy AG	4,986	28,595
	TAG Immobilien AG	534,116	5,914,942
	Takkt AG	172,706	2,355,040
*	Talanx AG	163,192	5,957,443
*Ω	TeamViewer AG	256,068	2,666,096
	Technotrans SE	44,155	1,135,885
	Telefonica Deutschland Holding AG	5,141,491	13,669,318
#*	thyssenkrupp AG	1,679,076	10,370,102
#	Traffic Systems SE	11,174	258,532
#	Uniper SE	244,395	1,632,900
	United Internet AG	458,612	12,080,376
#*	va-Q-tec AG	1,952	26,251
#	Varta AG	46,267	3,766,338
	VERBIO Vereinigte BioEnergie AG	105,064	6,520,098
*	Vitesco Technologies Group AG, Class A	97,559	5,306,146
	Volkswagen AG	83,331	16,505,171
#	Vonovia SE	665,481	22,173,696
#	Vossloh AG	39,444	1,407,752
#	Wacker Chemie AG	96,571	14,538,394
	Wacker Neuson SE	170,725	3,284,894
	Washtec AG	56,138	2,356,349
#*	Westwing Group SE	26,574	195,977
	Wuestenrot & Wuerttembergische AG	106,103	1,822,077
#*Ω	Zalando SE	122,653	3,453,064
	Zeal Network SE	45,999	1,473,634
TOTAL GERMANY			1,786,198,205
HONG KONG — (2.3%)
*	Aceso Life Science Group Ltd.	10,902,900	166,283
	Aeon Credit Service Asia Co. Ltd.	28,000	17,467
	AIA Group Ltd.	11,640,800	116,950,968
#*	Aidigong Maternal & Child Health Ltd.	2,180,000	129,125
	Allied Group Ltd.	1,570,000	464,667
	Analogue Holdings Ltd.	34,000	5,410
	APAC Resources Ltd.	326,034	45,011
#*	Apollo Future Mobility Group Ltd.	2,640,000	105,997
*	Applied Development Holdings Ltd.	765,000	9,661
	Asia Financial Holdings Ltd.	400,000	168,574

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Asia Standard International Group Ltd.	2,185,561	$186,626
	Asiasec Properties Ltd.	299,000	14,936
	ASM Pacific Technology Ltd.	1,334,100	10,629,620
	Associated International Hotels Ltd.	79,000	116,225
	Bank of East Asia Ltd.	3,168,374	4,026,884
Ω	BOC Aviation Ltd.	1,116,100	9,498,694
	BOC Hong Kong Holdings Ltd.	3,517,500	12,723,904
	BOCOM International Holdings Co. Ltd.	415,000	31,690
	Bright Smart Securities & Commodities Group Ltd.	1,508,000	261,215
††	Brightoil Petroleum Holdings Ltd.	7,912,171	283,531
Ω	Budweiser Brewing Co. APAC Ltd.	1,063,700	2,945,316
	Build King Holdings Ltd.	860,000	85,973
††	Burwill Holdings Ltd.	9,641,600	16,336
	Cafe de Coral Holdings Ltd.	2,226,000	3,396,808
#*	Cathay Pacific Airways Ltd.	8,765,180	9,080,536
*	Century City International Holdings Ltd.	3,792,000	142,339
	Chen Hsong Holdings	408,000	113,833
	Cheuk Nang Holdings Ltd.	124,488	38,132
	Chevalier International Holdings Ltd.	130,276	143,910
#*	China Best Group Holding Ltd.	1,047,000	90,559
*	China Energy Development Holdings Ltd.	33,840,000	731,565
	China Motor Bus Co. Ltd.	6,800	74,566
*††	China Smarter Energy Group Holdings Ltd., Class H	1,462,000	1,434
*††	China Solar Energy Holdings Ltd.	1,033,500	4,443
*	China Star Entertainment Ltd.	8,376,000	842,006
*	China Strategic Holdings Ltd.	98,610,000	415,750
*	China Tonghai International Financial Ltd.	210,000	4,553
*	Chinese Estates Holdings Ltd.	1,983,500	545,934
	Chow Sang Sang Holdings International Ltd.	1,805,000	1,865,909
	Chow Tai Fook Jewellery Group Ltd.	3,484,800	6,892,090
	Chuang's China Investments Ltd.	6,774,219	349,716
	Chuang's Consortium International Ltd.	4,671,553	677,855
	CITIC Telecom International Holdings Ltd.	10,902,000	3,635,702
	CK Asset Holdings Ltd.	2,804,624	19,855,973
	CK Hutchison Holdings Ltd.	2,096,908	13,909,371
	CK Infrastructure Holdings Ltd.	947,045	5,938,705
#	CK Life Sciences International Holdings, Inc.	6,910,000	705,509
	CLP Holdings Ltd.	1,360,500	11,536,454
*	C-Mer Eye Care Holdings Ltd.	280,000	142,678
	CNT Group Ltd.	814,000	39,346
	Convenience Retail Asia Ltd.	122,000	13,987
*	Cowell e Holdings, Inc.	51,000	89,586
Ω	Crystal International Group Ltd.	670,500	211,739
	CSI Properties Ltd.	28,534,200	686,767
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	3,060,502	2,334,321
	Dah Sing Financial Holdings Ltd.	1,166,444	3,063,141
	Dickson Concepts International Ltd.	404,500	209,959
	Dynamic Holdings Ltd.	42,000	49,779
#	Eagle Nice International Holdings Ltd.	1,394,000	741,019
	EC Healthcare	1,093,000	939,572
††	EcoGreen International Group Ltd.	468,240	85,000
*	Elegance Optical International Holdings Ltd.	1,000,000	75,383
*	Emperor Capital Group Ltd.	13,200,000	112,629
	Emperor Entertainment Hotel Ltd.	2,565,000	153,873
	Emperor International Holdings Ltd.	6,684,416	633,799
	Emperor Watch & Jewellery Ltd.	18,200,000	324,201
*	ENM Holdings Ltd.	4,992,000	350,146
*	Esprit Holdings Ltd.	11,570,969	1,696,954

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*Ω	ESR Cayman Ltd.	311,800	$810,813
*	Eternity Investment Ltd.	520,000	8,764
	EuroEyes International Eye Clinic Ltd., Class C	73,000	54,014
	Fairwood Holdings Ltd.	292,500	498,891
	Far East Consortium International Ltd.	7,775,685	2,508,396
	First Pacific Co. Ltd.	11,921,756	4,757,259
*Ω	FIT Hon Teng Ltd.	1,649,000	265,368
#*Ω	Fosun Tourism Group	107,000	152,886
	Four Seas Mercantile Holdings Ltd.	36,000	12,900
*Ω	Frontage Holdings Corp.	1,424,000	466,471
	FSE Lifestyle Services Ltd.	345,000	223,067
*	Fullwealth International Group Holdings Ltd.	424,000	118,414
	Galaxy Entertainment Group Ltd.	314,000	1,868,009
	GBA Holdings, Ltd.	156,800	1,658
*††	Genting Hong Kong Ltd.	1,416,000	28,068
	Get Nice Financial Group Ltd.	798,824	74,242
	Giordano International Ltd.	8,502,000	2,004,252
	Glorious Sun Enterprises Ltd.	1,763,000	173,130
*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd., Class L	605,000	47,702
	Golden Resources Development International Ltd.	924,000	55,344
	Goodresources	3,150,000	6,380
*	GR Properties Ltd.	2,856,000	406,954
	Great Eagle Holdings Ltd.	1,022,652	2,224,130
	G-Resources Group Ltd.	6,497,820	1,890,261
	Guoco Group Ltd.	26,000	255,654
	Guotai Junan International Holdings Ltd.	15,117,000	1,523,012
#	Haitong International Securities Group Ltd.	16,401,452	1,963,371
	Hang Lung Group Ltd.	3,074,000	5,544,347
	Hang Lung Properties Ltd.	5,656,000	10,319,339
	Hang Seng Bank Ltd.	681,000	10,984,949
	Hanison Construction Holdings Ltd.	909,496	134,549
*	Harbour Centre Development Ltd.	158,000	135,628
	Henderson Land Development Co. Ltd.	2,398,284	8,348,776
	HK Electric Investments & HK Electric Investments Ltd.	3,628,500	3,281,676
	HKBN Ltd.	3,561,500	3,956,624
	HKR International Ltd.	4,565,238	1,563,800
	HKT Trust & HKT Ltd.	12,446,000	17,438,279
	Hon Kwok Land Investment Co. Ltd.	234,000	71,980
	Hong Kong & China Gas Co. Ltd.	4,903,586	5,178,835
*	Hong Kong ChaoShang Group Ltd.	104,000	11,257
	Hong Kong Exchanges & Clearing Ltd.	814,018	37,355,639
	Hong Kong Ferry Holdings Co. Ltd.	489,000	414,769
	Hong Kong Technology Venture Co. Ltd.	943,000	587,861
*	Hongkong & Shanghai Hotels Ltd.	2,354,226	2,056,924
	Hongkong Chinese Ltd.	3,741,143	291,677
Ω	Honma Golf Ltd.	558,000	239,101
*††	Hsin Chong Group Holdings Ltd.	7,804,000	0
	Hung Hing Printing Group Ltd.	1,234,524	165,089
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,562,000	1,547,792
	Hysan Development Co. Ltd.	1,386,215	4,249,562
	IGG, Inc.	4,343,000	1,741,758
*	Imagi International Holdings Ltd.	1,098,799	52,082
	International Housewares Retail Co. Ltd.	1,712,000	632,596
*	IPE Group Ltd.	2,010,000	192,085
*	IRC Ltd.	34,070,000	699,750
	ITC Properties Group Ltd.	677,994	87,941
	Johnson Electric Holdings Ltd.	1,999,826	2,557,222
	K Wah International Holdings Ltd.	3,678,000	1,367,506

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Kader Holdings Co. Ltd.	100,000	$5,488
	Kam Hing International Holdings Ltd.	66,000	2,438
	Karrie International Holdings Ltd.	2,438,000	437,787
	Kerry Logistics Network Ltd.	2,720,291	5,460,521
	Kerry Properties Ltd.	2,871,083	6,905,344
	Kingmaker Footwear Holdings Ltd.	1,152,000	132,158
#*	Kingston Financial Group Ltd.	8,261,000	251,164
#	Kowloon Development Co. Ltd.	2,226,000	2,713,409
#*	KuangChi Science Ltd.	4,909,000	90,537
*	Lai Sun Development Co. Ltd.	1,819,480	1,000,920
	Lam Soon Hong Kong Ltd.	12,000	14,562
*	Landing International Development Ltd.	5,724,000	139,376
*	Landsea Green Properties Co. Ltd.	584,000	13,608
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	43,579
*	Lerado Financial Group Co. Ltd.	74,000	2,540
*††	Lerthai Group Ltd.	38,000	808
*	Lifestyle International Holdings Ltd.	2,113,500	725,540
	Lippo China Resources Ltd.	12,586,000	158,563
	Lippo Ltd.	236,000	85,985
	Liu Chong Hing Investment Ltd.	1,034,000	932,991
	L'Occitane International SA	2,231,750	7,613,315
	Luk Fook Holdings International Ltd.	2,089,000	5,100,565
	Lung Kee Bermuda Holdings	432,000	154,446
*	Magnificent Hotel Investment Ltd.	4,616,000	59,647
#	Man Wah Holdings Ltd.	9,908,400	7,756,310
*	Mason Group Holdings Ltd.	42,923,200	147,756
#	MECOM Power & Construction Ltd.	2,351,000	682,848
*	Melco International Development Ltd.	3,281,000	2,225,169
*	Melco Resorts & Entertainment Ltd., ADR	47,606	245,171
*	Midland Holdings Ltd.	1,342,364	124,731
	Miramar Hotel & Investment	572,000	964,634
	Modern Dental Group Ltd.	1,759,000	560,472
*	Mongolian Mining Corp.	1,107,000	256,117
	MTR Corp. Ltd.	946,632	5,012,894
*	NagaCorp Ltd.	6,590,000	6,146,052
	Nameson Holdings Ltd.	1,670,000	88,326
	National Electronics Hldgs	61,600	8,238
*††	National United Resources Holdings Ltd.	332,000	6,491
	New World Development Co. Ltd.	4,209,284	14,075,412
*††	NewOcean Energy Holdings Ltd.	4,088,000	15,259
#	Nissin Foods Co. Ltd.	1,613,000	1,172,699
	NWS Holdings Ltd.	6,370,221	6,318,049
	Orient Overseas International Ltd.	348,000	12,128,050
	Oriental Watch Holdings	2,471,793	1,347,385
#*	Oshidori International Holdings Ltd.	17,547,000	836,683
††	Pacific Andes International Holdings Ltd.	11,918,411	41,601
	Pacific Basin Shipping Ltd.	29,105,000	13,919,052
*	Pacific Century Premium Developments Ltd.	2,508,004	145,403
#	Pacific Textiles Holdings Ltd.	6,033,000	2,399,034
*	Paliburg Holdings Ltd.	928,790	227,921
*	Paradise Entertainment Ltd.	1,284,000	129,073
#	PC Partner Group Ltd.	1,266,000	1,137,448
	PCCW Ltd.	20,823,308	11,144,795
#*††	Peace Mark Holdings Ltd.	232,000	0
*	Pegasus International Holdings Ltd.	82,000	6,938
#	Perfect Medical Health Management Ltd.	1,462,000	687,075
	Pico Far East Holdings Ltd.	3,380,000	478,047
	Playmates Holdings Ltd.	3,856,000	319,538
	Plover Bay Technologies Ltd.	1,016,000	371,007

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Power Assets Holdings Ltd.	1,709,000	$11,190,096
	Prada SpA	938,600	5,417,277
*	PT International Development Co. Ltd.	4,432,550	107,894
	Public Financial Holdings Ltd.	2,038,000	614,884
#*	Regal Hotels International Holdings Ltd.	1,641,400	685,118
Ω	Regina Miracle International Holdings Ltd.	1,148,000	723,056
#*	Sa Sa International Holdings Ltd.	645,951	106,942
	Samson Holding Ltd.	196,000	9,437
*Ω	Samsonite International SA	261,000	547,476
#*	Sands China Ltd.	398,800	935,401
	SAS Dragon Holdings Ltd.	1,326,000	573,700
	SEA Holdings Ltd.	1,123,918	712,447
*	Shangri-La Asia Ltd.	4,816,166	3,928,262
*	Shenwan Hongyuan HK Ltd.	2,220,000	169,562
*	Shun Ho Property Investments Ltd.	70,224	9,978
*	Shun Tak Holdings Ltd.	15,070,250	2,825,136
	Singamas Container Holdings Ltd.	7,412,000	898,880
	Sino Land Co. Ltd.	9,524,926	14,152,488
	SITC International Holdings Co. Ltd.	5,089,000	17,327,665
#*	SJM Holdings Ltd.	9,641,699	3,933,698
	SmarTone Telecommunications Holdings Ltd.	2,726,430	1,423,352
	Solomon Systech International Ltd.	204,000	13,513
	Soundwill Holdings Ltd.	466,500	383,589
*	South China Holdings Co. Ltd.	2,720,000	21,153
*	Space Group Holdings Ltd.	75,000	34,901
	Stella International Holdings Ltd.	1,853,500	1,805,348
	Sun Hung Kai & Co. Ltd.	3,702,787	1,707,298
	Sun Hung Kai Properties Ltd.	839,511	10,021,352
	SUNeVision Holdings Ltd.	1,088,000	711,569
	Swire Pacific Ltd., Class A	1,452,500	8,272,162
	Swire Pacific Ltd., Class B	2,557,500	2,408,162
	Swire Properties Ltd.	865,050	2,061,180
#	TAI Cheung Holdings Ltd.	1,103,000	630,283
	Tai Hing Group Holdings Ltd.	1,034,000	133,240
	Tai Sang Land Development Ltd.	145,523	74,366
#	Tan Chong International Ltd.	372,000	90,073
	Tao Heung Holdings Ltd.	795,000	83,979
	Techtronic Industries Co. Ltd.	1,760,000	19,530,053
*	Television Broadcasts Ltd.	1,687,300	858,402
	Texhong Textile Group Ltd.	788,000	733,358
	Texwinca Holdings Ltd.	4,182,000	773,418
	Town Health International Medical Group Ltd.	1,462,000	94,916
	Tradelink Electronic Commerce Ltd.	2,608,000	335,405
#	Transport International Holdings Ltd.	1,168,075	1,587,432
	United Laboratories International Holdings Ltd.	6,093,500	3,214,563
††	Untrade Convoy	23,823,171	94,990
	Untrade Master Glory GP	807,080	5,017
††	Untrade Mh Development NPV	564,000	2,155
*††	Up Energy Development Group Ltd.	2,252,000	0
*	Value Convergence Holdings Ltd.	1,880,000	52,892
	Value Partners Group Ltd.	7,464,000	2,478,700
	Vanke Overseas Investment Holding Co. Ltd.	123,000	35,813
	Vedan International Holdings Ltd.	1,404,000	112,271
	Vitasoy International Holdings Ltd.	2,308,000	3,477,916
#Ω	VPower Group International Holdings Ltd., Class H	3,559,506	377,496
	VSTECS Holdings Ltd.	4,897,200	3,740,327
	VTech Holdings Ltd.	682,500	4,652,632
	Wai Kee Holdings Ltd.	384,000	131,274
	Wang On Group Ltd.	66,120,000	571,293

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Wealthking Investments Ltd.	1,516,000	$87,109
Ω	WH Group Ltd.	36,105,734	27,344,205
	Wharf Real Estate Investment Co. Ltd.	1,476,750	6,573,320
	Wing On Co. International Ltd.	123,137	265,241
#	Wing Tai Properties Ltd.	462,000	232,150
*	Xingye Alloy Materials Group Ltd.	279,000	40,747
	Xinyi Glass Holdings Ltd.	9,002,000	17,754,942
	YTO Express Holdings Ltd.	716,000	227,135
	Yue Yuen Industrial Holdings Ltd.	4,466,000	5,934,511
#	Zensun Enterprises Ltd.	1,420,001	434,268
*	Zhaobangji Properties Holdings Ltd.	2,856,000	158,397
TOTAL HONG KONG			715,268,681
IRELAND — (0.6%)
	AIB Group PLC	2,537,699	5,772,370
	Bank of Ireland Group PLC	4,935,750	28,270,785
	Cairn Homes PLC	2,774,403	3,086,243
	CRH PLC	567,661	21,782,552
#	CRH PLC, Sponsored ADR	1,031,944	39,822,719
*	Dalata Hotel Group PLC	424,903	1,565,632
*	Datalex PLC	15,269	9,562
	FBD Holdings PLC	84,655	877,968
#*,*	Flutter Entertainment PLC	152,117	15,289,911
	Glanbia PLC	552,063	6,487,594
*Ω	Glenveagh Properties PLC	2,229,093	2,474,095
	Irish Continental Group PLC	457,102	1,829,771
	Kerry Group PLC,Class A	78,150	8,234,617
	Kingspan Group PLC	366,845	23,729,832
*	Permanent TSB Group Holdings PLC	16,626	23,768
	Smurfit Kappa Group PLC	770,509	27,928,946
TOTAL IRELAND			187,186,365
ISRAEL — (1.0%)
	Adgar Investment & Development Ltd.	184,659	388,755
	Afcon Holdings Ltd.	2,028	95,522
	AFI Properties Ltd.	50,056	2,618,370
#	Africa Israel Residences Ltd.	8,421	485,539
*	Airport City Ltd.	195,697	3,783,329
#*	Allot Ltd.	48,893	253,601
#	Alony Hetz Properties & Investments Ltd.	175,151	2,556,016
#	Alrov Properties & Lodgings Ltd.	27,535	1,528,377
#	Amot Investments Ltd.	347,422	2,381,882
	Arad Ltd.	5,667	78,364
#	Ashtrom Group Ltd.	83,306	1,941,489
	Atreyu Capital Markets Ltd.	2,204	40,372
	AudioCodes Ltd.	48,389	1,177,812
	Aura Investments Ltd.	322,668	622,269
	Automatic Bank Services Ltd.	19,980	116,763
#*	Avgol Industries 1953 Ltd.	305,415	209,361
	Azorim-Investment Development & Construction Co. Ltd.	278,133	1,061,492
#	Azrieli Group Ltd.	27,826	2,230,447
	Bank Hapoalim BM	1,105,912	10,307,104
	Bank Leumi Le-Israel BM	2,347,288	22,824,110
#*	Bet Shemesh Engines Holdings 1997 Ltd.	15,611	503,447
#	Bezeq The Israeli Telecommunication Corp. Ltd.	4,936,467	8,451,945
	Big Shopping Centers Ltd.	14,843	1,977,088
*	BioLine RX Ltd.	391,980	34,853
	Blue Square Real Estate Ltd.	21,770	1,698,280

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Brack Capital Properties NV	6,273	$707,774
#*	Camtek Ltd.	19,118	564,211
	Carasso Motors Ltd.	82,131	424,215
	Castro Model Ltd.	337	8,998
*	Cellcom Israel Ltd.	433,182	2,361,962
*	Ceragon Networks Ltd.	99,230	257,998
*	Clal Insurance Enterprises Holdings Ltd.	207,418	4,057,452
*	Compugen Ltd.	18,025	31,075
	Danel Adir Yeoshua Ltd.	17,920	2,272,793
	Delek Automotive Systems Ltd.	182,984	2,302,741
#*	Delek Group Ltd.	35,775	5,431,978
	Delta Galil Industries Ltd.	50,883	2,486,351
	Dor Alon Energy in Israel 1988 Ltd.	2,513	93,997
	Duniec Brothers Ltd.	4,235	280,066
#	Elbit Systems Ltd.	29,937	6,909,491
	Electra Consumer Products 1970 Ltd.	60,059	2,828,090
#	Electra Ltd.	8,110	4,860,342
	Electra Real Estate Ltd.	44,657	737,890
*	Ellomay Capital Ltd.	1,262	33,469
#*	Elron Ventures Ltd.	2,434	7,143
#	Energix-Renewable Energies Ltd.	317,806	1,288,131
*	Enlight Renewable Energy Ltd.	1,066,210	2,428,964
#*	Equital Ltd.	122,705	4,351,039
#*	Fattal Holdings 1998 Ltd.	1,116	130,517
#	First International Bank of Israel Ltd.	274,205	11,593,404
	FMS Enterprises Migun Ltd.	15,149	483,914
	Formula Systems 1985 Ltd.	52,629	5,475,160
#	Fox Wizel Ltd.	51,079	6,494,422
	Gav-Yam Lands Corp. Ltd.	189,984	1,828,813
#*	Gilat Satellite Networks Ltd.	84,839	572,865
	Globrands Ltd.	82	8,324
	Hagag Group Real Estate Development	2,792	18,895
	Hamat Group Ltd.	10,160	100,939
	Harel Insurance Investments & Financial Services Ltd.	796,272	8,141,978
	Hilan Ltd.	73,859	4,303,501
#	ICL Group Ltd.	832,868	7,589,440
	IDI Insurance Co. Ltd.	40,024	1,043,525
	IES Holdings Ltd.	2,265	204,179
#	Ilex Medical Ltd.	7,533	258,459
	Infinya Ltd.	18,125	1,627,855
	Inrom Construction Industries Ltd.	247,150	1,195,942
	Isracard Ltd.	443,167	1,385,385
#	Israel Canada T.R Ltd.	185,753	716,895
	Israel Discount Bank Ltd., Class A	2,666,509	15,161,393
#	Israel Land Development - Urban Renewal Ltd.	55,409	885,502
	Isras Investment Co. Ltd.	4,493	889,197
	Issta Lines Ltd.	6,164	180,219
#*,*	Kamada Ltd.	57,043	282,589
	Kardan Real Estate Enterprise & Development Ltd.	125,191	146,555
#	Kenon Holdings Ltd.	56,089	2,427,997
	Kerur Holdings Ltd.	22,445	552,229
#	Klil Industries Ltd.	5,157	448,926
#	Levinstein Properties Ltd.	11,100	352,968
	M Yochananof & Sons Ltd.	4,743	273,325
	Magic Software Enterprises Ltd.	48,375	957,651
#	Malam - Team Ltd.	6,524	146,134
	Matrix IT Ltd.	170,242	4,326,359
#	Maytronics Ltd.	178,211	2,348,337
#	Mediterranean Towers Ltd.	246,856	767,815

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Mega Or Holdings Ltd.	65,865	$2,207,026
*	Mehadrin Ltd.	2,358	109,392
	Meitav Dash Investments Ltd.	115,654	584,483
*	Melisron Ltd.	45,292	3,426,978
*	Menora Mivtachim Holdings Ltd.	146,516	2,932,591
	Meshulam Levinstein Contracting & Engineering Ltd.	1,554	139,911
	Migdal Insurance & Financial Holdings Ltd.	2,037,052	3,181,617
#	Mivne Real Estate KD Ltd.	712,214	2,418,923
#	Mivtach Shamir Holdings Ltd.	26,374	703,082
	Mizrahi Tefahot Bank Ltd.	406,063	15,095,814
#*	Naphtha Israel Petroleum Corp. Ltd.	242,108	1,513,827
	Nawi Brothers Ltd.	67,247	554,883
*	Neto Malinda Trading Ltd.	7,233	272,944
	Neto ME Holdings Ltd.	11,813	650,783
#*	Nice Ltd., Sponsored ADR	6,538	1,399,263
#*	Nova Ltd.	75,004	7,965,678
	Novolog Ltd.	141,565	146,780
#*	NR Spuntech Industries Ltd.	42,322	61,258
	Oil Refineries Ltd.	10,434,273	3,932,138
#	One Software Technologies Ltd.	41,287	678,097
*	OPC Energy Ltd.	63,456	733,888
	Palram Industries 1990 Ltd.	7,278	93,235
*	Partner Communications Co. Ltd.	608,663	4,857,922
*	Partner Communications Co. Ltd., ADR	11,519	89,848
*	Paz Oil Co. Ltd.	40,983	5,054,568
	Peninsula Group Ltd.	90,236	60,527
*	Perion Network Ltd.	44,651	861,327
	Phoenix Holdings Ltd.	729,360	7,793,659
#	Plasson Industries Ltd.	16,025	898,182
	Pluristem Therapeutics, Inc.	33,473	33,393
#	Prashkovsky Investments & Construction Ltd.	9,161	296,566
#*	Priortech Ltd.	15,948	410,670
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,963,062
	Raval Ics Ltd.	19,152	27,135
	Sano-Brunos Enterprises Ltd.	139	12,307
	Scope Metals Group Ltd.	43,299	2,061,902
#	Shapir Engineering & Industry Ltd.	313,928	2,795,410
#*	Shikun & Binui Ltd.	1,073,270	5,058,939
	Shufersal Ltd.	635,533	4,152,698
#*	Solegreen Ltd.	12,511	62,043
#	Strauss Group Ltd.	122,430	3,253,128
	Summit Real Estate Holdings Ltd.	122,294	2,228,390
#	Suny Cellular Communication Ltd.	515,689	271,227
	Tadiran Group Ltd.	13,411	2,074,916
Ω	Tamar Petroleum Ltd.	23,573	69,653
	Tel Aviv Stock Exchange Ltd.	31,761	153,309
#	Telsys Ltd.	1,721	79,977
*	Tera Light Ltd.	140,152	261,825
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,404,967	13,178,590
	Tiv Taam Holdings 1 Ltd.	196,041	415,079
*	Tower Semiconductor Ltd.	352,019	16,843,268
	Victory Supermarket Chain Ltd.	1,131	16,971
#	YD More Investments Ltd.	53,576	188,359
	YH Dimri Construction & Development Ltd.	13,349	1,113,690
TOTAL ISRAEL			321,855,496
ITALY — (2.2%)
	A2A SpA	6,090,245	7,849,703
	ACEA SpA	275,084	3,972,385

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Aeffe SpA	175,100	$264,162
	Amplifon SpA	472,490	15,624,361
Ω	Anima Holding SpA	1,473,772	5,174,176
	Aquafil SpA	8,500	55,110
	Arnoldo Mondadori Editore SpA	884,019	1,533,029
	Ascopiave SpA	302,866	860,687
	Assicurazioni Generali SpA	1,127,008	16,848,369
	Atlantia SpA	40,813	943,214
	Avio SpA	35,879	421,222
	Azimut Holding SpA	500,412	8,753,769
#	Banca Generali SpA	254,379	7,400,798
	Banca IFIS SpA	128,582	1,730,027
	Banca Mediolanum SpA	606,852	4,018,817
#*	Banca Monte dei Paschi di Siena SpA	20,323	8,619
	Banca Popolare di Sondrio SPA	2,752,177	9,133,294
#	Banca Profilo SpA	963,146	191,300
#Ω	Banca Sistema SpA	254,658	405,208
	Banco BPM SpA	7,714,604	19,981,389
	Banco di Desio e della Brianza SpA	100,099	310,602
	BasicNet SpA	4,285	24,471
	Be Shaping The Future SpA	493,691	1,702,784
Ω	BFF Bank SpA	122,794	862,742
#	Biesse SpA	9,317	132,865
	BPER Banca	5,363,723	7,445,476
	Brembo SpA	512,575	5,414,555
	Brunello Cucinelli SpA	145,183	8,437,864
	Buzzi Unicem SpA	278,613	5,093,908
	Cairo Communication SpA	458,991	875,203
Ω	Carel Industries SpA	17,219	392,305
	Cembre SpA	513	14,278
	Cementir Holding NV	193,185	1,255,596
*	CIR SpA-Compagnie Industriali	1,225,246	519,346
	CNH Industrial NV	1,464,786	18,870,336
	Credito Emiliano SpA	388,991	2,201,745
#*	d'Amico International Shipping SA	2,074,588	415,004
	Danieli & C Officine Meccaniche SpA	182,454	2,588,286
#	Danieli & C Officine Meccaniche SpA	70,517	1,450,447
	Davide Campari-Milano NV	185,012	2,053,977
	De' Longhi SpA	131,898	2,508,648
	DeA Capital SpA	586,848	685,220
#	DiaSorin SpA	80,604	11,207,376
#	Digital Bros SpA	15,743	427,099
Ω	doValue SpA	43,608	266,284
*	Elica SpA	105,462	306,110
	Emak SpA	287,089	392,522
#	Enel SpA	4,863,195	24,516,650
	Eni SpA	3,870,520	46,525,891
	Eni SpA, Sponsored ADR	141,714	3,403,970
	ERG SpA	272,493	8,887,968
	Esprinet SpA	144,644	1,046,932
#*	Eurotech SpA	79,018	234,805
	Exprivia SpA	19,952	37,288
#	Ferrari NV	138,995	29,516,324
	Fila SpA	43,066	350,452
#*	Fincantieri SpA	1,482,879	779,588
	FinecoBank Banca Fineco SpA	863,137	10,727,035
*	FNM SpA	658,558	295,557
*	Garofalo Health Care SpA	9,743	39,630
	Gefran SpA	20,755	189,055

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Geox SpA	218,933	$178,196
	GPI SpA	3,878	56,669
	Gruppo MutuiOnline SpA	110,159	2,951,803
	Hera SpA	3,922,971	11,271,779
	IMMSI SpA	1,354,153	531,195
Ω	Infrastrutture Wireless Italiane SpA	409,785	4,306,174
*	Intek Group SpA	1,101,521	659,627
	Interpump Group SpA	30,707	1,312,349
	Intesa Sanpaolo SpA	12,320,332	21,878,548
	Iren SpA	1,875,844	3,535,069
	Italgas SpA	1,456,635	8,333,105
	Italmobiliare SpA	35,301	983,539
*	Iveco Group NV	393,039	2,406,417
#*	Juventus Football Club SpA	4,179,974	1,540,051
	Leonardo SpA	1,435,712	13,447,736
	LU-VE SpA	5,379	121,922
#	Maire Tecnimont SpA	693,536	1,926,006
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,925,275	16,512,525
*	MFE-MediaForEurope NV, Class A	8,472,731	3,813,805
#*	MFE-MediaForEurope NV, Class B	2,960,015	1,904,921
	Moncler SpA	334,113	16,748,706
*	Newlat Food SpA	7,270	42,826
*Ω	Nexi SpA	21,641	196,544
	Openjobmetis SpA agenzia per il lavoro	34,444	301,181
	Orsero SpA	15,305	226,050
Ω	OVS SpA	1,677,213	2,697,589
	Pharmanutra SpA	14,040	966,333
	Piaggio & C SpA	1,657,648	4,367,114
Ω	Piovan SpA	2,034	18,468
Ω	Pirelli & C SpA	1,392,481	6,028,915
Ω	Poste Italiane SpA	840,682	7,061,992
#	Prima Industrie SpA	25,100	578,718
	Prysmian SpA	232,175	7,382,444
Ω	RAI Way SpA	397,583	1,978,771
	Recordati Industria Chimica e Farmaceutica SpA	225,816	10,014,780
	Reply SpA	63,940	8,417,472
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	540,048
	Sabaf SpA	38,638	953,747
#	SAES Getters SpA	7,969	172,495
	SAES Getters SpA	1,311	18,891
*	Safilo Group SpA	102,103	139,517
#	Salvatore Ferragamo SpA	97,480	1,729,082
	Sanlorenzo SpA/Ameglia	29,604	1,030,631
*	Saras SpA	2,565,569	3,254,478
*	Servizi Italia SpA	4,162	5,696
	Sesa SpA	33,959	4,820,037
	SIT SpA	10,602	74,756
	Snam SpA	2,316,681	11,624,022
#*	Sogefi SpA	310,054	291,002
	SOL SpA	108,709	2,016,230
*	Spaxs SpA	165,982	1,708,913
	Stellantis NV	6,834,669	98,147,570
	Stellantis NV	11,429	164,349
	Tamburi Investment Partners SpA	392,253	3,259,036
#Ω	Technogym SpA	462,492	3,258,256
*	Telecom Italia SpA	25,956,222	5,758,632
	Telecom Italia SpA, Sponsored ADR	180,144	395,416
	Tenaris SA	284,581	3,982,436

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Tenaris SA, Sponsored ADR	197,034	$5,528,774
#	Terna - Rete Elettrica Nazionale	2,076,816	15,899,695
	Tinexta SpA	60,794	1,513,891
#*	Tod's SpA	50,233	1,784,156
*	TXT e-solutions SpA	15,223	183,985
	UniCredit SpA	3,294,330	32,579,890
#Ω	Unieuro SpA	30,996	372,477
	Unipol Gruppo SpA	2,108,967	8,846,491
	UnipolSai Assicurazioni SpA	2,116,526	4,792,314
#	Webuild SpA	734,563	1,133,660
	Wiit SpA	21,134	433,084
	Zignago Vetro SpA	114,751	1,455,657
TOTAL ITALY			690,144,486
JAPAN — (20.9%)
*	&Do Holdings Co. Ltd.	22,100	140,107
	77 Bank Ltd.	294,674	3,938,413
	A&D HOLON Holdings Co. Ltd.	106,800	778,780
	ABC-Mart, Inc.	62,200	2,634,106
*	Access Co. Ltd.	174,200	1,048,200
	Achilles Corp.	64,500	678,593
	Acom Co. Ltd.	1,090,600	2,728,337
#	AD Works Group Co. Ltd.	62,020	72,681
	Adastria Co. Ltd.	177,100	2,659,663
	ADEKA Corp.	407,600	7,372,783
	Ad-sol Nissin Corp.	31,400	410,714
#	Adtec Plasma Technology Co. Ltd.	1,900	26,730
	Advan Group Co. Ltd.	82,200	501,511
*	Advanced Media, Inc.	83,100	475,927
	Advantest Corp.	264,700	15,743,557
#	Adventure, Inc.	9,200	572,308
	Aeon Co. Ltd.	938,368	18,923,996
	Aeon Delight Co. Ltd.	112,300	2,430,482
	Aeon Fantasy Co. Ltd.	45,100	1,010,145
	AEON Financial Service Co. Ltd.	459,500	5,030,599
	Aeon Hokkaido Corp.	113,600	902,704
	Aeon Mall Co. Ltd.	198,820	2,536,804
#	Aeria, Inc.	84,300	284,449
	AFC-HD AMS Life Science Co. Ltd.	14,100	86,468
	AGC, Inc.	710,900	25,914,598
	Agro-Kanesho Co. Ltd.	4,700	48,684
	AGS Corp.	4,100	23,125
#	Ahresty Corp.	112,100	320,331
	Ai Holdings Corp.	90,700	1,148,180
#*	AI inside, Inc.	6,300	198,112
	Aica Kogyo Co. Ltd.	137,100	3,176,729
	Aichi Bank Ltd.	44,700	1,836,615
	Aichi Corp.	171,000	1,101,370
	Aichi Steel Corp.	55,400	897,752
	Aichi Tokei Denki Co. Ltd.	34,800	378,800
	Aida Engineering Ltd.	259,200	1,784,068
	Aiful Corp.	1,088,100	3,190,634
	Aiming, Inc.	70,100	163,301
	Ain Holdings, Inc.	95,900	5,527,309
	Aiphone Co. Ltd.	47,500	670,584
	Air Water, Inc.	788,400	10,614,142
	Airport Facilities Co. Ltd.	109,900	450,805
	Airtech Japan Ltd.	28,300	224,314
#	Airtrip Corp.	54,800	1,017,465

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Aisan Industry Co. Ltd.	227,900	$1,180,561
	Aisin Corp.	435,382	12,930,228
	AIT Corp.	31,500	432,735
	Aizawa Securities Group Co. Ltd.	168,900	877,337
	Ajinomoto Co., Inc.	590,000	15,526,427
#	Ajis Co. Ltd.	18,400	290,473
	Akatsuki Corp.	96,900	237,428
	Akatsuki, Inc.	36,800	729,748
#*	Akebono Brake Industry Co. Ltd.	585,364	671,644
	Akita Bank Ltd.	106,100	1,317,559
#	Albis Co. Ltd.	27,700	470,871
	Alconix Corp.	125,800	1,242,489
	Alfresa Holdings Corp.	607,700	8,110,298
	Alinco, Inc.	83,000	562,667
	Alleanza Holdings Co. Ltd.	58,700	458,393
*	Allied Architects, Inc.	33,300	177,155
*	Allied Telesis Holdings KK	66,200	46,898
#	Alpen Co. Ltd.	97,100	1,516,869
#	Alpha Corp.	33,700	259,917
	Alpha Systems, Inc.	9,220	340,433
*	AlphaPolis Co. Ltd.	11,300	203,181
	Alps Alpine Co. Ltd.	894,204	9,306,407
	Alps Logistics Co. Ltd.	36,400	314,243
	Altech Corp.	94,510	1,379,060
	Amada Co. Ltd.	1,044,400	8,430,089
	Amano Corp.	173,500	3,338,170
	Amiyaki Tei Co. Ltd.	21,800	481,483
	Amuse, Inc.	23,900	365,242
	Amvis Holdings, Inc.	9,800	345,580
*	ANA Holdings, Inc.	130,900	2,443,729
	Anabuki Kosan, Inc.	12,300	198,468
	Anest Iwata Corp.	148,500	1,086,346
	Anicom Holdings, Inc.	38,700	198,712
	Anritsu Corp.	468,800	5,729,935
	AOI Electronics Co. Ltd.	20,400	307,232
	AOKI Holdings, Inc.	179,100	881,737
	Aoki Super Co. Ltd.	1,100	22,906
	Aoyama Trading Co. Ltd.	206,400	1,365,923
#	Aoyama Zaisan Networks Co. Ltd.	94,800	763,156
	Aozora Bank Ltd.	407,800	8,524,830
	Apaman Co. Ltd.	44,700	161,257
	Arakawa Chemical Industries Ltd.	86,900	656,445
	Arata Corp.	70,700	2,185,536
	Araya Industrial Co. Ltd.	17,700	192,675
	Arcland Sakamoto Co. Ltd.	46,300	538,164
#	Arcland Service Holdings Co. Ltd.	57,800	924,565
	Arcs Co. Ltd.	181,873	2,898,379
#	Ardepro Co. Ltd.	37,589	134,929
	Arealink Co. Ltd.	34,400	411,219
	Argo Graphics, Inc.	55,800	1,448,578
	Arisawa Manufacturing Co. Ltd.	174,100	1,380,692
	ARTERIA Networks Corp.	85,400	815,580
	Artiza Networks, Inc.	15,100	130,329
	Artnature, Inc.	114,900	663,454
#	ArtSpark Holdings, Inc.	184,400	1,132,308
*	Aruhi Corp.	200,500	1,608,216
	As One Corp.	38,980	1,849,487
	Asahi Broadcasting Group Holdings Corp.	44,000	217,339
	Asahi Co. Ltd.	96,500	949,094

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Diamond Industrial Co. Ltd.	246,300	$1,197,710
	Asahi Group Holdings Ltd.	371,500	12,915,695
	Asahi Holdings, Inc.	260,000	3,968,202
	Asahi Intecc Co. Ltd.	113,600	2,101,603
	Asahi Kasei Corp.	4,085,900	32,778,740
#	Asahi Kogyosha Co. Ltd.	37,800	538,243
#	Asahi Net, Inc.	54,600	245,110
	ASAHI YUKIZAI Corp.	70,900	1,119,349
	Asanuma Corp.	86,000	1,727,082
	Asax Co. Ltd.	6,600	30,491
#	Ascentech KK	9,800	45,691
	Ashimori Industry Co. Ltd.	23,400	176,568
	Asia Pile Holdings Corp.	138,100	508,878
	Asics Corp.	365,500	6,964,049
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,011,024
	ASKUL Corp.	118,700	1,565,925
	Astellas Pharma, Inc.	402,700	6,306,840
	Astena Holdings Co. Ltd.	215,900	691,201
#	Asteria Corp.	25,700	168,436
	Asti Corp.	19,899	290,232
#	Atled Corp.	4,600	66,589
*	Atrae, Inc.	41,700	601,631
*	Atsugi Co. Ltd.	78,000	270,631
	Aucnet, Inc.	28,300	500,090
	Autobacs Seven Co. Ltd.	302,800	3,191,974
	Aval Data Corp.	15,000	320,050
	Avant Corp.	79,300	825,310
	Avantia Co. Ltd.	49,100	306,344
	Avex, Inc.	152,400	1,747,072
	Awa Bank Ltd.	167,700	2,536,387
#	Axell Corp.	34,500	229,778
	Axial Retailing, Inc.	95,400	2,447,942
	Azbil Corp.	77,900	2,345,035
	Bandai Namco Holdings, Inc.	168,200	13,140,188
	Bando Chemical Industries Ltd.	155,200	1,127,683
	Bank of Iwate Ltd.	74,300	1,107,698
#	Bank of Kochi Ltd.	16,800	87,370
	Bank of Kyoto Ltd.	185,311	7,884,137
	Bank of Nagoya Ltd.	73,899	1,682,222
	Bank of Saga Ltd.	78,700	869,730
	Bank of the Ryukyus Ltd.	214,800	1,301,510
#	Bank of Toyama Ltd.	1,200	16,329
#	Baroque Japan Ltd.	69,800	429,204
	Base Co. Ltd.	8,100	373,161
	BayCurrent Consulting, Inc.	27,500	8,603,773
	Beaglee, Inc.	8,300	91,970
#	Beauty Garage, Inc.	16,100	345,894
	Belc Co. Ltd.	54,538	2,255,334
	Bell System24 Holdings, Inc.	155,300	1,800,913
#	Belluna Co. Ltd.	243,100	1,420,860
	Benefit One, Inc.	225,200	3,657,788
	Benesse Holdings, Inc.	207,000	3,730,561
#*	Bengo4.com, Inc.	30,400	876,765
#	Bic Camera, Inc.	300,000	2,608,420
	BIPROGY, Inc.	350,900	7,487,991
	BML, Inc.	137,400	4,063,745
#	Bookoff Group Holdings Ltd.	42,000	316,879
	Bourbon Corp.	2,100	33,896
#	BP Castrol KK	24,900	212,263

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Br Holdings Corp.	231,900	$607,117
*	BrainPad, Inc.	72,200	678,277
	Bridgestone Corp.	652,200	25,439,618
#	Broadleaf Co. Ltd.	457,600	1,618,228
	Broccoli Co. Ltd.	2,900	25,026
	Brother Industries Ltd.	646,700	12,113,617
	Bunka Shutter Co. Ltd.	248,000	1,925,046
	Business Brain Showa-Ota, Inc.	19,900	226,309
#	Business Engineering Corp.	1,600	32,531
#	BuySell Technologies Co. Ltd.	11,600	448,801
	C Uyemura & Co. Ltd.	14,400	671,244
	CAC Holdings Corp.	55,100	597,578
	Calbee, Inc.	305,600	6,558,151
	Can Do Co. Ltd.	2,800	46,561
	Canare Electric Co. Ltd.	4,400	51,089
	Canon Electronics, Inc.	95,700	1,197,896
	Canon Marketing Japan, Inc.	150,000	3,522,599
#	Canon, Inc., Sponsored ADR	57,577	1,363,423
#	Canon, Inc.	488,634	11,560,015
	Capcom Co. Ltd.	416,200	11,569,332
	Careerlink Co. Ltd.	12,600	215,885
#	Carenet, Inc.	25,500	220,909
	Carlit Holdings Co. Ltd.	83,400	414,826
	Carta Holdings, Inc.	18,000	259,539
#	Casa, Inc.	36,200	231,172
	Casio Computer Co. Ltd.	622,300	6,087,308
#	Cawachi Ltd.	94,800	1,532,340
	C'BON COSMETICS Co. Ltd.	2,100	26,744
	CDS Co. Ltd.	1,300	18,309
	CE Holdings Co. Ltd.	2,700	10,118
#*	CellSource Co. Ltd.	1,700	59,381
	Central Automotive Products Ltd.	33,100	606,498
	Central Glass Co. Ltd.	184,800	4,550,954
	Central Japan Railway Co.	61,000	7,142,909
	Central Security Patrols Co. Ltd.	46,600	892,936
#	Central Sports Co. Ltd.	38,100	736,594
	Ceres, Inc.	21,500	192,465
	Charm Care Corp. KK	55,400	512,494
	Chiba Bank Ltd.	1,387,663	7,697,166
	Chiba Kogyo Bank Ltd.	256,700	495,183
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	513,424
	Chino Corp.	30,600	387,353
	Chiyoda Co. Ltd.	94,400	572,535
#*	Chiyoda Corp.	414,100	1,274,294
	Chiyoda Integre Co. Ltd.	60,000	954,282
	Chofu Seisakusho Co. Ltd.	102,300	1,429,701
	Chori Co. Ltd.	48,100	718,016
	Chubu Electric Power Co., Inc.	595,900	6,356,710
	Chubu Shiryo Co. Ltd.	122,600	1,009,241
	Chudenko Corp.	152,700	2,452,184
	Chuetsu Pulp & Paper Co. Ltd.	106,611	725,406
	Chugai Pharmaceutical Co. Ltd.	441,700	12,408,583
#	Chugai Ro Co. Ltd.	28,300	368,572
	Chugoku Bank Ltd.	490,700	3,568,372
	Chugoku Electric Power Co., Inc.	515,400	3,367,763
	Chugoku Marine Paints Ltd.	259,500	1,715,237
	Chukyo Bank Ltd.	54,600	704,245
	Chuo Gyorui Co. Ltd.	3,800	81,565
	Chuo Spring Co. Ltd.	50,000	269,339

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CI Takiron Corp.	185,700	$779,047
	Citizen Watch Co. Ltd.	1,375,250	6,029,107
	CKD Corp.	131,200	1,863,262
#	CK-San-Etsu Co. Ltd.	14,700	460,315
#	CL Holdings, Inc.	11,200	78,900
	Cleanup Corp.	106,700	498,950
	CMIC Holdings Co. Ltd.	86,200	992,518
	CMK Corp.	239,700	813,440
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	5,036,416
	COLOPL, Inc.	111,100	560,025
#	Colowide Co. Ltd.	164,400	2,411,121
#	Computer Engineering & Consulting Ltd.	95,300	879,502
	Computer Institute of Japan Ltd.	57,240	334,668
	COMSYS Holdings Corp.	283,294	5,691,447
	Comture Corp.	96,700	2,183,673
	Concordia Financial Group Ltd.	3,013,211	10,250,937
	CONEXIO Corp.	107,000	1,062,141
#*	COOKPAD, Inc.	176,200	285,289
	Core Corp.	14,700	168,184
	Corona Corp.	62,900	394,882
	Cosel Co. Ltd.	122,400	798,542
	Cosmo Energy Holdings Co. Ltd.	384,200	11,652,920
	Cosmos Initia Co. Ltd.	55,900	185,419
	Cosmos Pharmaceutical Corp.	40,300	4,332,748
#	Cota Co. Ltd.	44,920	537,182
#	CRE, Inc.	20,300	252,357
	Create Medic Co. Ltd.	13,200	96,592
	Create Restaurants Holdings, Inc.	393,500	2,996,909
	Create SD Holdings Co. Ltd.	85,100	1,971,261
	Credit Saison Co. Ltd.	630,000	8,044,806
	Creek & River Co. Ltd.	52,200	930,738
#	Cresco Ltd.	70,600	1,111,979
*	CROOZ, Inc.	4,000	23,928
#	Cross Cat Co. Ltd.	9,600	71,143
#*	CrowdWorks, Inc.	9,800	110,395
	CTI Engineering Co. Ltd.	65,600	1,341,695
	CTS Co. Ltd.	102,900	634,872
#	Cube System, Inc.	16,400	131,386
	Curves Holdings Co. Ltd.	174,000	947,013
	CyberAgent, Inc.	576,800	5,755,541
	Cyberlinks Co. Ltd.	4,900	42,167
#	Cybernet Systems Co. Ltd.	81,200	587,762
	Cybozu, Inc.	112,900	975,588
	Dai Nippon Printing Co. Ltd.	370,900	8,184,772
	Dai Nippon Toryo Co. Ltd.	115,500	631,744
	Daicel Corp.	1,128,600	7,179,380
	Dai-Dan Co. Ltd.	63,100	1,045,131
	Daido Kogyo Co. Ltd.	33,200	198,051
	Daido Metal Co. Ltd.	220,100	901,367
	Daido Steel Co. Ltd.	133,800	3,993,451
#	Daifuku Co. Ltd.	78,100	4,980,166
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	294,732
	Daihen Corp.	91,800	2,891,807
#	Daiho Corp.	89,700	2,882,529
	Dai-Ichi Cutter Kogyo KK	29,400	297,862
	Daiichi Jitsugyo Co. Ltd.	42,400	1,066,253
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,400	951,050
	Dai-ichi Life Holdings, Inc.	632,388	11,000,312
	Daiichi Sankyo Co. Ltd.	172,800	4,581,741

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiken Corp.	67,800	$993,592
#	Daiken Medical Co. Ltd.	65,400	235,728
	Daiki Aluminium Industry Co. Ltd.	205,600	1,916,901
	Daiki Axis Co. Ltd.	21,800	115,532
	Daikin Industries Ltd.	176,300	30,919,182
	Daiko Denshi Tsushin Ltd.	17,000	65,787
	Daikoku Denki Co. Ltd.	43,900	420,711
#	Daikokutenbussan Co. Ltd.	43,300	1,777,782
	Daikyonishikawa Corp.	200,400	841,474
	Dainichi Co. Ltd.	47,800	238,524
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	821,781
	Daio Paper Corp.	402,000	4,304,401
	Daiohs Corp.	2,100	17,012
	Daiseki Co. Ltd.	98,790	2,936,730
#	Daiseki Eco. Solution Co. Ltd.	53,400	337,108
	Daishi Hokuetsu Financial Group, Inc.	187,000	3,608,608
#	Daishinku Corp.	168,000	1,197,131
	Daisue Construction Co. Ltd.	44,600	521,940
	Daito Bank Ltd.	30,400	150,479
	Daito Pharmaceutical Co. Ltd.	81,500	1,618,682
	Daito Trust Construction Co. Ltd.	113,200	10,731,650
	Daitron Co. Ltd.	44,900	637,892
	Daiwa House Industry Co. Ltd.	1,080,300	26,692,127
	Daiwa Industries Ltd.	167,500	1,426,793
	Daiwa Securities Group, Inc.	2,405,800	11,105,713
	Daiwabo Holdings Co. Ltd.	590,000	8,469,811
	Dawn Corp.	1,300	17,455
	DCM Holdings Co. Ltd.	573,080	4,484,750
	Dear Life Co. Ltd.	168,600	796,118
	Delica Foods Holdings Co. Ltd.	14,600	55,695
	DeNA Co. Ltd.	311,100	4,595,299
	Denka Co. Ltd.	441,300	11,442,289
#	Densan System Holdings Co. Ltd.	26,800	480,546
	Denso Corp.	237,400	12,984,608
	Dentsu Group, Inc.	424,500	14,828,444
	Denyo Co. Ltd.	75,900	930,862
	Dexerials Corp.	339,500	9,164,196
#	Diamond Electric Holdings Co. Ltd.	7,400	91,874
	DIC Corp.	437,400	8,089,024
	Digital Arts, Inc.	50,800	2,514,692
	Digital Garage, Inc.	50,100	1,455,704
#	Digital Hearts Holdings Co. Ltd.	56,200	826,524
#	Digital Holdings, Inc.	90,600	921,778
	Digital Information Technologies Corp.	39,900	435,214
	Dip Corp.	127,800	3,432,975
	Direct Marketing MiX, Inc.	70,700	1,100,662
	Disco Corp.	37,300	9,113,498
	DKK Co. Ltd.	46,800	874,072
	DKS Co. Ltd.	50,300	889,513
	DMG Mori Co. Ltd.	476,500	6,399,495
	DMW Corp.	900	20,342
	Doshisha Co. Ltd.	102,100	1,213,218
	Double Standard, Inc.	23,400	364,887
	Doutor Nichires Holdings Co. Ltd.	166,123	2,076,223
	Dowa Holdings Co. Ltd.	259,800	9,422,090
	DTS Corp.	182,000	4,623,300
	Duskin Co. Ltd.	186,500	4,207,725
	Dvx, Inc.	31,200	242,984
	DyDo Group Holdings, Inc.	42,000	1,604,429

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eagle Industry Co. Ltd.	161,300	$1,221,680
	Earth Corp.	39,200	1,573,348
	East Japan Railway Co.	127,800	6,672,050
	EAT & Holdings Co. Ltd.	16,500	298,469
	Ebara Corp.	121,000	4,740,065
	Ebara Foods Industry, Inc.	10,100	235,009
	Ebara Jitsugyo Co. Ltd.	49,000	861,086
	Ebase Co. Ltd.	67,300	292,195
#	Eco's Co. Ltd.	46,300	695,662
	EDION Corp.	409,400	3,859,851
#	EF-ON, Inc.	119,739	501,806
	eGuarantee, Inc.	90,100	1,581,265
#	E-Guardian, Inc.	40,300	960,979
	Ehime Bank Ltd.	168,998	1,105,847
#	Eidai Co. Ltd.	108,100	210,410
	Eiken Chemical Co. Ltd.	108,300	1,601,990
	Eisai Co. Ltd.	57,700	2,642,362
	Eizo Corp.	77,800	2,176,071
	EJ Holdings, Inc.	40,500	399,434
	Elan Corp.	142,500	1,262,733
	Elecom Co. Ltd.	179,900	2,302,336
	Electric Power Development Co. Ltd.	262,500	4,429,089
	Elematec Corp.	79,806	753,370
	en Japan, Inc.	125,800	1,977,083
	Endo Lighting Corp.	81,000	470,252
	ENEOS Holdings, Inc.	12,898,120	49,895,115
	Enigmo, Inc.	94,500	366,673
	Enomoto Co. Ltd.	24,600	290,279
	Enplas Corp.	35,400	793,869
#	Ensuiko Sugar Refining Co. Ltd.	11,600	18,026
	Entrust, Inc.	18,200	85,521
#	Envipro Holdings, Inc.	47,200	281,000
#	eRex Co. Ltd.	118,600	2,145,628
#	ES-Con Japan Ltd.	122,300	774,834
	Escrow Agent Japan, Inc.	33,000	39,522
	Eslead Corp.	40,700	525,105
	ESPEC Corp.	82,100	1,134,067
	Exedy Corp.	150,300	1,957,133
	EXEO Group, Inc.	323,648	5,423,009
	Ezaki Glico Co. Ltd.	118,300	3,456,465
	F&M Co. Ltd.	23,100	387,902
	Faith, Inc.	33,180	144,801
#	FALCO HOLDINGS Co. Ltd.	45,000	648,557
	FAN Communications, Inc.	112,200	331,341
	Fancl Corp.	122,800	2,340,639
	FANUC Corp.	22,200	3,828,622
	Fast Retailing Co. Ltd.	41,300	25,010,879
	FCC Co. Ltd.	194,200	2,067,803
*	FDK Corp.	37,400	250,755
	Feed One Co. Ltd.	156,148	829,604
	Felissimo Corp.	5,200	42,669
	Fenwal Controls of Japan Ltd.	3,500	36,764
#	Ferrotec Holdings Corp.	223,700	4,191,884
#	Fibergate, Inc.	33,600	221,696
	FIDEA Holdings Co. Ltd.	105,740	1,027,440
	Fields Corp.	64,800	504,688
	Financial Products Group Co. Ltd.	173,800	1,356,793
	FINDEX, Inc.	64,500	338,397
	First Bank of Toyama Ltd.	38,400	121,048

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	First Brothers Co. Ltd.	43,900	$273,497
	First Juken Co. Ltd.	38,200	324,640
	First-corp, Inc.	27,500	151,220
	Fixstars Corp.	86,000	767,817
	FJ Next Holdings Co. Ltd.	92,500	754,623
#	Focus Systems Corp.	27,600	193,453
#	Food & Life Cos. Ltd.	288,800	5,627,954
	Forum Engineering, Inc.	15,800	116,162
	Foster Electric Co. Ltd.	122,500	653,526
	FP Corp.	200,400	4,511,995
	France Bed Holdings Co. Ltd.	125,500	868,046
*	FreakOut Holdings, Inc.	10,600	128,049
	Freebit Co. Ltd.	73,100	481,074
	Freund Corp.	44,900	250,312
	Frontier Management, Inc.	8,500	89,714
#	F-Tech, Inc.	56,000	223,243
	FTGroup Co. Ltd.	48,500	331,273
	Fudo Tetra Corp.	91,620	1,129,981
	Fuji Co. Ltd.	95,600	1,563,186
	Fuji Corp.	282,700	4,381,037
	Fuji Corp.	68,000	644,675
	Fuji Corp. Ltd.	124,300	623,429
	Fuji Die Co. Ltd.	33,800	166,381
	Fuji Electric Co. Ltd.	318,300	14,376,300
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	49,874
	Fuji Kyuko Co. Ltd.	78,500	2,408,938
	Fuji Media Holdings, Inc.	219,000	1,906,244
	Fuji Oil Co. Ltd.	289,200	718,089
	Fuji Oil Holdings, Inc.	205,200	3,501,920
	Fuji Pharma Co. Ltd.	67,500	507,803
	Fuji Seal International, Inc.	228,200	2,644,253
	Fuji Soft, Inc.	54,200	3,298,282
	Fujibo Holdings, Inc.	51,200	1,344,091
	Fujicco Co. Ltd.	95,100	1,378,831
	FUJIFILM Holdings Corp.	153,075	8,743,954
#	Fujikura Composites, Inc.	108,700	728,459
	Fujikura Kasei Co. Ltd.	117,600	433,342
	Fujikura Ltd.	1,269,300	7,673,185
	Fujimi, Inc.	32,100	1,429,872
	Fujimori Kogyo Co. Ltd.	78,000	2,083,127
	Fujisash Co. Ltd.	461,100	242,686
	Fujishoji Co. Ltd.	33,700	224,357
	Fujitec Co. Ltd.	28,600	613,924
#	Fujitsu General Ltd.	140,500	2,995,676
	Fujitsu Ltd.	290,429	38,935,620
	Fujiya Co. Ltd.	50,100	900,553
#	FuKoKu Co. Ltd.	43,300	316,230
	Fukuda Corp.	30,900	1,157,257
	Fukuda Denshi Co. Ltd.	16,200	901,515
	Fukui Bank Ltd.	102,400	1,047,701
	Fukui Computer Holdings, Inc.	34,500	911,998
	Fukuoka Financial Group, Inc.	538,956	9,552,839
	Fukushima Bank Ltd.	19,400	31,548
	Fukushima Galilei Co. Ltd.	58,100	1,597,455
	Fukuyama Transporting Co. Ltd.	129,600	3,026,793
	FULLCAST Holdings Co. Ltd.	85,300	1,509,747
#	Fumakilla Ltd.	16,801	145,454
	Funai Soken Holdings, Inc.	133,420	2,352,039
	Furukawa Battery Co. Ltd.	77,700	701,899

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Co. Ltd.	153,700	$1,428,559
	Furukawa Electric Co. Ltd.	356,990	6,240,049
	Furuno Electric Co. Ltd.	121,700	1,008,715
#	Furuya Metal Co. Ltd.	10,200	674,596
	Furyu Corp.	110,900	917,957
	Fuso Chemical Co. Ltd.	112,500	2,883,884
	Fuso Pharmaceutical Industries Ltd.	36,399	586,603
	Futaba Corp.	185,000	957,115
	Futaba Industrial Co. Ltd.	341,700	954,432
	Future Corp.	213,800	2,590,136
	Fuyo General Lease Co. Ltd.	113,100	6,962,207
	G-7 Holdings, Inc.	173,200	1,934,815
#	Gakken Holdings Co. Ltd.	141,700	1,012,986
#	Gakkyusha Co. Ltd.	29,000	345,176
#	Gakujo Co. Ltd.	34,700	273,565
	Gecoss Corp.	69,200	427,511
	Genki Sushi Co. Ltd.	30,500	596,076
	Genky DrugStores Co. Ltd.	40,800	994,315
	Geo Holdings Corp.	220,500	2,329,310
	Geostr Corp.	74,200	162,947
	Gift Holdings, Inc.	8,700	174,655
	Giken Ltd.	5,600	139,067
	GL Sciences, Inc.	27,500	492,536
	GLOBERIDE, Inc.	110,398	1,892,460
	Glory Ltd.	194,745	3,233,689
	Glosel Co. Ltd.	69,000	219,394
#	GMO Financial Gate, Inc.	1,400	149,516
#	GMO Financial Holdings, Inc.	100,400	592,573
#	GMO GlobalSign Holdings KK	18,200	817,570
	GMO internet, Inc.	257,800	5,063,800
	GMO Payment Gateway, Inc.	63,200	5,252,104
#	GMO Pepabo, Inc.	4,500	66,756
#*	Godo Steel Ltd.	53,900	593,004
	Goldcrest Co. Ltd.	79,030	1,074,905
	Goldwin, Inc.	56,600	3,531,329
	Golf Digest Online, Inc.	69,500	903,084
	Good Com Asset Co. Ltd.	37,200	356,770
	Grandy House Corp.	68,500	290,817
	gremz, Inc.	34,300	421,679
	GS Yuasa Corp.	374,499	6,837,638
	GSI Creos Corp.	49,600	546,769
	G-Tekt Corp.	127,900	1,288,403
	Gun-Ei Chemical Industry Co. Ltd.	21,600	422,896
	GungHo Online Entertainment, Inc.	177,118	3,455,966
	Gunma Bank Ltd.	1,444,301	4,144,220
	Gunze Ltd.	76,400	2,226,412
	H.U. Group Holdings, Inc.	282,400	6,767,684
	H2O Retailing Corp.	435,060	3,271,842
	HABA Laboratories, Inc.	8,500	155,603
	Hachijuni Bank Ltd.	1,832,931	6,823,711
	Hagihara Industries, Inc.	45,500	379,065
	Hagiwara Electric Holdings Co. Ltd.	36,100	548,335
	Hagoromo Foods Corp.	1,500	34,830
	Hakudo Co. Ltd.	35,800	667,818
	Hakuhodo DY Holdings, Inc.	577,000	5,934,819
	Hakuto Co. Ltd.	71,100	1,376,488
	Halows Co. Ltd.	50,800	1,196,728
	Hamakyorex Co. Ltd.	93,200	2,237,089
	Hamamatsu Photonics KK	135,700	6,166,326

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hamee Corp.	21,400	$169,907
	Hankyu Hanshin Holdings, Inc.	378,700	10,984,847
	Hanwa Co. Ltd.	166,600	3,643,672
	Happinet Corp.	75,400	911,027
	Hard Off Corp. Co. Ltd.	44,600	323,632
	Harima Chemicals Group, Inc.	61,900	354,125
#	Harmonic Drive Systems, Inc.	36,500	1,391,629
	Haseko Corp.	1,382,700	16,833,559
	Hazama Ando Corp.	1,103,380	7,427,685
	Heiwa Corp.	268,200	4,186,633
	Heiwa Real Estate Co. Ltd.	161,400	4,859,264
	Heiwado Co. Ltd.	160,900	2,420,177
	Helios Techno Holding Co. Ltd.	59,600	155,022
#*	Hennge KK	42,400	343,817
	Hibiya Engineering Ltd.	92,400	1,342,335
	Hikari Tsushin, Inc.	35,800	3,944,738
	HI-LEX Corp.	92,700	780,646
	Himacs Ltd.	2,700	30,694
	Himaraya Co. Ltd.	21,000	154,535
	Hino Motors Ltd.	781,400	4,061,102
#	Hioki EE Corp.	23,400	1,176,203
	Hirakawa Hewtech Corp.	50,200	416,509
#	Hirano Tecseed Co. Ltd.	34,700	491,384
#	Hirata Corp.	35,700	1,279,969
	Hirogin Holdings, Inc.	1,020,700	4,715,852
	Hirose Electric Co. Ltd.	20,625	2,963,100
	Hirose Tusyo, Inc.	3,400	66,355
	Hiroshima Gas Co. Ltd.	109,500	267,412
	Hisaka Works Ltd.	94,600	605,086
	Hisamitsu Pharmaceutical Co., Inc.	103,800	2,707,157
	Hitachi Construction Machinery Co. Ltd.	288,700	6,369,260
	Hitachi Ltd.	1,314,685	66,559,931
	Hitachi Ltd., ADR	78,423	7,677,612
*	Hitachi Metals Ltd.	292,130	4,492,040
	Hitachi Transport System Ltd.	115,600	7,529,394
	Hitachi Zosen Corp.	826,600	5,172,930
	Hito Communications Holdings, Inc.	28,300	349,179
	Hochiki Corp.	79,200	791,091
	Hodogaya Chemical Co. Ltd.	27,700	732,981
	Hogy Medical Co. Ltd.	99,700	2,628,458
#	Hokkaido Electric Power Co., Inc.	537,200	2,063,399
	Hokkaido Gas Co. Ltd.	41,200	506,766
	Hokkan Holdings Ltd.	39,100	369,657
	Hokko Chemical Industry Co. Ltd.	104,100	766,482
	Hokkoku Financial Holdings, Inc.	111,800	3,892,448
#	Hokuetsu Corp.	601,495	3,171,688
	Hokuetsu Industries Co. Ltd.	106,300	733,925
	Hokuhoku Financial Group, Inc.	597,710	3,862,301
	Hokuriku Electric Industry Co. Ltd.	33,000	277,678
	Hokuriku Electric Power Co.	513,600	2,092,992
	Hokuriku Electrical Construction Co. Ltd.	27,820	162,665
	Hokuto Corp.	101,500	1,472,847
#	Honda Motor Co. Ltd., Sponsored ADR	465,628	11,975,952
	Honda Motor Co. Ltd.	1,159,423	29,712,739
#	Honda Tsushin Kogyo Co. Ltd.	60,400	255,920
	H-One Co. Ltd.	103,900	480,163
	Honeys Holdings Co. Ltd.	85,830	826,176
	Hoosiers Holdings Co. Ltd.	219,900	1,347,257
	Horiba Ltd.	107,200	5,284,005

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoshizaki Corp.	40,400	$1,205,213
	Hosiden Corp.	266,600	2,968,035
	Hosokawa Micron Corp.	66,400	1,364,630
	Hotland Co. Ltd.	36,700	370,822
*	Hotto Link, Inc.	10,200	35,658
	House Foods Group, Inc.	122,500	2,633,932
	Howa Machinery Ltd.	51,700	339,690
	Hoya Corp.	324,300	32,492,147
	HPC Systems, Inc.	10,700	262,259
	HS Holdings Co. Ltd.	80,300	724,395
	Hulic Co. Ltd.	1,003,717	8,049,901
	Hurxley Corp.	6,600	27,237
	Hyakugo Bank Ltd.	1,087,600	2,670,876
	Hyakujushi Bank Ltd.	115,800	1,482,266
	Ibiden Co. Ltd.	248,105	7,321,961
	IBJ, Inc.	99,500	578,984
	Ichibanya Co. Ltd.	10,632	379,425
	Ichigo, Inc.	1,140,700	2,576,365
	Ichiken Co. Ltd.	38,600	531,637
	Ichikoh Industries Ltd.	238,700	659,807
#	Ichimasa Kamaboko Co. Ltd.	1,700	10,169
	Ichinen Holdings Co. Ltd.	123,572	1,183,923
	Ichiyoshi Securities Co. Ltd.	176,300	830,817
	Icom, Inc.	47,400	928,539
	ID Holdings Corp.	34,025	217,390
#	IDEA Consultants, Inc.	2,900	38,781
	Idec Corp.	151,300	3,376,242
	Idemitsu Kosan Co. Ltd.	934,091	24,290,851
	IDOM, Inc.	458,000	2,784,046
	Ihara Science Corp.	32,500	535,801
	IHI Corp.	472,400	12,456,103
	Iida Group Holdings Co. Ltd.	270,396	4,427,035
	Iino Kaiun Kaisha Ltd.	400,300	2,134,990
	IJTT Co. Ltd.	96,460	381,872
	Ikegami Tsushinki Co. Ltd.	12,700	57,675
	I'll, Inc.	25,300	314,281
#	Imagica Group, Inc.	74,900	483,568
#	Imasen Electric Industrial	50,700	239,215
#	i-mobile Co. Ltd.	5,600	55,664
#	Impact HD, Inc.	6,900	189,216
	Imuraya Group Co. Ltd.	18,300	314,369
	Inaba Denki Sangyo Co. Ltd.	170,300	3,550,797
#	Inaba Seisakusho Co. Ltd.	49,800	493,490
	Inabata & Co. Ltd.	216,800	3,934,400
#	Inageya Co. Ltd.	18,700	178,921
*	I-NE Co. Ltd.	1,800	64,172
	Ines Corp.	82,300	1,002,211
	I-Net Corp.	61,310	593,358
	Infocom Corp.	138,000	2,217,821
	Infomart Corp.	524,900	1,852,773
	Information Services International-Dentsu Ltd.	105,600	3,550,918
	INFRONEER Holdings, Inc.	724,908	5,321,214
	Innotech Corp.	65,600	666,188
	Inpex Corp.	1,874,800	21,488,531
	Insource Co. Ltd.	76,998	1,629,285
	Intage Holdings, Inc.	183,100	1,979,106
	Intelligent Wave, Inc.	20,400	118,835
	Inter Action Corp.	34,500	516,192
	Internet Initiative Japan, Inc.	221,900	9,009,984

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inui Global Logistics Co. Ltd.	40,500	$566,878
	I-PEX, Inc.	72,100	730,351
	IR Japan Holdings Ltd.	35,500	597,669
	Iriso Electronics Co. Ltd.	76,900	1,730,847
	I'rom Group Co. Ltd.	20,200	297,475
	ISB Corp.	38,300	299,270
	Ise Chemicals Corp.	7,800	241,148
	Iseki & Co. Ltd.	99,700	905,798
	Isetan Mitsukoshi Holdings Ltd.	1,014,840	8,124,852
	Ishihara Chemical Co. Ltd.	8,100	77,382
	Ishihara Sangyo Kaisha Ltd.	185,300	1,464,732
	Ishii Iron Works Co. Ltd.	2,900	63,067
	Ishizuka Glass Co. Ltd.	11,699	147,288
	Isuzu Motors Ltd.	1,618,607	17,753,854
*	ITbook Holdings Co. Ltd.	9,800	35,282
#	Itfor, Inc.	84,600	526,497
	ITmedia, Inc.	37,200	463,301
	Ito En Ltd.	93,600	4,410,554
#	ITOCHU Corp.	1,679,300	48,883,854
	Itochu Enex Co. Ltd.	290,300	2,336,872
	Itochu Techno-Solutions Corp.	74,100	1,985,857
	Itochu-Shokuhin Co. Ltd.	24,300	911,673
	Itoham Yonekyu Holdings, Inc.	536,846	2,690,445
	Itoki Corp.	211,500	628,094
	IwaiCosmo Holdings, Inc.	96,600	914,028
	Iwaki Co. Ltd.	20,400	153,400
	Iwasaki Electric Co. Ltd.	34,500	696,589
	Iwatani Corp.	229,400	9,615,698
	Iwatsu Electric Co. Ltd.	44,000	267,070
	Iwatsuka Confectionery Co. Ltd.	500	15,250
	Iyo Bank Ltd.	1,030,157	4,997,627
	Izumi Co. Ltd.	145,900	3,419,903
	J Front Retailing Co. Ltd.	1,057,200	8,900,052
	J Trust Co. Ltd.	280,700	1,027,301
	JAC Recruitment Co. Ltd.	72,200	1,065,752
	Jaccs Co. Ltd.	125,000	3,575,130
	JAFCO Group Co. Ltd.	441,000	5,997,473
#	JANOME Corp.	88,199	497,894
*	Japan Airlines Co. Ltd.	224,100	3,882,131
*	Japan Airport Terminal Co. Ltd.	24,400	956,442
	Japan Aviation Electronics Industry Ltd.	347,300	5,932,405
#	Japan Best Rescue System Co. Ltd.	71,200	417,770
	Japan Cash Machine Co. Ltd.	100,300	523,373
#*	Japan Communications, Inc.	746,000	1,117,897
	Japan Electronic Materials Corp.	42,700	565,530
	Japan Elevator Service Holdings Co. Ltd.	226,400	2,709,464
	Japan Exchange Group, Inc.	712,900	11,335,631
#	Japan Foundation Engineering Co. Ltd.	110,100	495,924
*	Japan Hospice Holdings, Inc.	1,300	15,430
#	Japan Investment Adviser Co. Ltd.	42,700	452,119
	Japan Lifeline Co. Ltd.	263,100	1,963,020
	Japan Material Co. Ltd.	253,300	3,758,425
	Japan Medical Dynamic Marketing, Inc.	128,600	1,598,617
	Japan Oil Transportation Co. Ltd.	13,579	250,411
	Japan Petroleum Exploration Co. Ltd.	102,400	2,701,960
	Japan Post Holdings Co. Ltd.	919,800	6,622,405
	Japan Post Insurance Co. Ltd.	231,300	3,739,624
	Japan Property Management Center Co. Ltd.	52,300	417,006
	Japan Pulp & Paper Co. Ltd.	48,100	1,504,702

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Pure Chemical Co. Ltd.	2,200	$38,657
	Japan Securities Finance Co. Ltd.	459,400	2,849,925
	Japan Steel Works Ltd.	37,500	868,712
	Japan System Techniques Co. Ltd.	10,200	211,603
	Japan Tobacco, Inc.	1,807,900	32,461,950
	Japan Transcity Corp.	157,600	592,821
	Japan Wool Textile Co. Ltd.	253,500	1,976,917
	Jastec Co. Ltd.	35,900	333,400
	JBCC Holdings, Inc.	54,100	700,429
	JCR Pharmaceuticals Co. Ltd.	164,700	3,059,965
	JCU Corp.	145,000	3,887,565
	JDC Corp.	37,800	172,917
	Jeol Ltd.	30,500	1,386,689
	JFE Holdings, Inc.	1,800,108	20,295,943
	JFE Systems, Inc.	9,800	169,486
	JGC Holdings Corp.	732,100	9,003,663
	Jichodo Co. Ltd.	100	4,812
#*	JIG-SAW, Inc.	18,200	740,177
#	Jimoto Holdings, Inc.	92,810	395,431
	JINS Holdings, Inc.	55,100	1,577,753
	JINUSHI Co. Ltd.	67,300	1,023,227
	JK Holdings Co. Ltd.	69,700	521,814
#	J-Lease Co. Ltd.	27,600	440,212
#	JM Holdings Co. Ltd.	78,400	948,102
	JMDC, Inc.	34,100	1,696,873
	JMS Co. Ltd.	107,740	473,722
#*	Joban Kosan Co. Ltd.	26,499	262,890
	J-Oil Mills, Inc.	106,900	1,300,798
#	Joshin Denki Co. Ltd.	79,200	1,193,494
#	Joyful Honda Co. Ltd.	87,100	1,030,516
	JP-Holdings, Inc.	226,100	435,912
	JSB Co. Ltd.	14,700	354,139
	JSP Corp.	64,500	714,621
	JSR Corp.	138,300	3,830,626
	J-Stream, Inc.	11,500	63,218
	JTEKT Corp.	710,400	5,267,566
#	Juki Corp.	160,999	913,235
	Juroku Financial Group, Inc.	148,300	2,783,564
	Justsystems Corp.	81,400	2,513,083
#	JVCKenwood Corp.	898,370	1,158,356
	K&O Energy Group, Inc.	65,400	758,311
	Kadokawa Corp.	142,805	3,467,905
	Kadoya Sesame Mills, Inc.	8,500	226,218
	Kaga Electronics Co. Ltd.	86,100	2,097,951
	Kagome Co. Ltd.	19,200	454,132
	Kajima Corp.	1,195,200	13,644,047
	Kakaku.com, Inc.	306,100	5,995,470
	Kaken Pharmaceutical Co. Ltd.	104,700	3,056,985
	Kakiyasu Honten Co. Ltd.	32,400	574,602
#	Kamakura Shinsho Ltd.	11,100	51,691
	Kameda Seika Co. Ltd.	47,100	1,671,545
	Kamei Corp.	121,400	981,817
	Kamigumi Co. Ltd.	331,900	6,748,991
	Kanaden Corp.	81,100	650,351
#	Kanagawa Chuo Kotsu Co. Ltd.	20,500	555,579
	Kanamic Network Co. Ltd.	71,200	329,077
	Kanamoto Co. Ltd.	195,500	3,010,099
	Kandenko Co. Ltd.	474,600	2,946,400
	Kaneka Corp.	198,500	5,378,376

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaneko Seeds Co. Ltd.	4,800	$58,946
	Kanematsu Corp.	433,200	4,515,800
	Kanematsu Electronics Ltd.	69,500	2,182,977
	Kanemi Co. Ltd.	2,200	45,884
	Kansai Electric Power Co., Inc.	651,000	6,600,312
	Kansai Food Market Ltd.	8,700	83,522
	Kansai Paint Co. Ltd.	160,900	2,313,763
	Kanto Denka Kogyo Co. Ltd.	324,800	2,227,625
	Kao Corp.	422,400	18,372,032
#*	Kasai Kogyo Co. Ltd.	124,700	241,550
	Katakura & Co-op Agri Corp.	12,200	112,966
	Katakura Industries Co. Ltd.	113,000	1,734,421
	Katitas Co. Ltd.	129,200	3,252,639
	Kato Sangyo Co. Ltd.	83,300	2,063,961
#	Kato Works Co. Ltd.	50,926	309,591
	Kawada Technologies, Inc.	23,100	636,753
	Kawagishi Bridge Works Co. Ltd.	9,000	190,271
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	526,084
	Kawasaki Heavy Industries Ltd.	670,600	13,170,933
#	Kawasaki Kisen Kaisha Ltd.	90,822	6,697,176
	KDDI Corp.	2,362,200	75,737,608
	KeePer Technical Laboratory Co. Ltd.	61,300	1,646,681
	Keihan Holdings Co. Ltd.	199,000	4,965,060
	Keihanshin Building Co. Ltd.	143,800	1,414,858
	Keihin Co. Ltd.	12,500	129,094
	Keikyu Corp.	359,400	3,991,744
	Keio Corp.	86,300	3,304,435
	Keisei Electric Railway Co. Ltd.	104,500	2,865,059
	KEIWA, Inc.	2,800	76,808
	Keiyo Bank Ltd.	521,400	1,859,898
	Keiyo Co. Ltd.	146,000	1,082,155
	KEL Corp.	14,100	171,233
	Kenko Mayonnaise Co. Ltd.	60,200	678,105
	Kewpie Corp.	323,500	5,619,555
	Keyence Corp.	32,620	12,928,679
	KeyHolder, Inc.	14,400	87,940
	KFC Holdings Japan Ltd.	67,500	1,492,035
	KFC Ltd.	600	7,658
	KH Neochem Co. Ltd.	128,600	2,455,757
	Kikkoman Corp.	128,150	7,598,617
#	Kimoto Co. Ltd.	171,800	328,602
#	Kimura Chemical Plants Co. Ltd.	87,600	488,394
	Kimura Unity Co. Ltd.	17,000	103,936
	Kinden Corp.	367,500	4,338,813
#	King Jim Co. Ltd.	9,300	63,230
	Kinki Sharyo Co. Ltd.	23,000	191,821
*	Kintetsu Department Store Co. Ltd.	8,700	152,340
	Kintetsu Group Holdings Co. Ltd.	145,000	4,791,806
	Kirin Holdings Co. Ltd.	186,480	3,067,288
	Kissei Pharmaceutical Co. Ltd.	148,200	3,142,021
	Ki-Star Real Estate Co. Ltd.	46,800	1,712,629
	Kitagawa Corp.	47,800	505,548
	Kita-Nippon Bank Ltd.	36,800	459,379
	Kitano Construction Corp.	21,100	351,185
#	Kitanotatsujin Corp.	307,200	509,324
	Kito Corp.	144,600	2,883,603
	Kitz Corp.	390,200	2,060,752
	Kiyo Bank Ltd.	306,900	3,370,812
*	KLab, Inc.	200,900	704,169

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koa Corp.	145,100	$2,338,652
	Koa Shoji Holdings Co. Ltd.	29,400	163,832
	Koatsu Gas Kogyo Co. Ltd.	119,100	611,943
	Kobayashi Pharmaceutical Co. Ltd.	19,500	1,299,088
#	Kobe Bussan Co. Ltd.	193,900	5,527,149
*	Kobe Electric Railway Co. Ltd.	15,400	388,193
	Kobe Steel Ltd.	1,261,482	5,864,444
	Koei Tecmo Holdings Co. Ltd.	28,400	991,454
	Kohnan Shoji Co. Ltd.	138,800	3,892,203
	Kohsoku Corp.	39,800	449,665
	Koike Sanso Kogyo Co. Ltd.	4,000	61,400
	Koito Manufacturing Co. Ltd.	142,300	4,677,642
	Kojima Co. Ltd.	187,200	935,887
	Kokusai Pulp & Paper Co. Ltd.	20,200	75,505
	Kokuyo Co. Ltd.	357,864	4,771,830
#	KOMAIHALTEC, Inc.	19,300	244,169
	Komatsu Ltd.	832,200	19,239,109
	Komatsu Matere Co. Ltd.	135,000	1,070,281
	Komatsu Wall Industry Co. Ltd.	32,800	475,678
	KOMEDA Holdings Co. Ltd.	199,500	3,419,258
	Komehyo Holdings Co. Ltd.	35,800	740,098
	Komeri Co. Ltd.	154,400	3,106,635
	Komori Corp.	274,100	1,672,020
#	Konaka Co. Ltd.	268,780	693,771
	Konami Holdings Corp.	173,162	10,234,814
	Kondotec, Inc.	69,800	545,931
	Konica Minolta, Inc.	2,129,700	7,553,814
	Konishi Co. Ltd.	110,500	1,350,876
	Konoike Transport Co. Ltd.	117,400	1,139,634
	Konoshima Chemical Co. Ltd.	39,300	366,765
*	Kosaido Holdings Co. Ltd.	76,600	619,640
	Kose Corp.	7,600	678,390
	Kozo Keikaku Engineering, Inc.	9,500	180,554
	Krosaki Harima Corp.	36,800	1,231,537
	KRS Corp.	76,600	674,534
	K's Holdings Corp.	769,680	7,771,965
#	KU Holdings Co. Ltd.	59,700	552,827
	Kubota Corp., Sponsored ADR	39,134	3,244,600
	Kubota Corp.	285,700	4,743,574
	Kumagai Gumi Co. Ltd.	224,100	4,768,089
	Kumiai Chemical Industry Co. Ltd.	317,665	2,376,168
	Kurabo Industries Ltd.	83,300	1,277,720
	Kuraray Co. Ltd.	1,412,200	11,366,861
	Kureha Corp.	86,300	6,563,452
	Kurimoto Ltd.	44,100	550,291
	Kurita Water Industries Ltd.	182,400	7,398,062
	Kuriyama Holdings Corp.	65,700	456,409
	Kuroda Precision Industries Ltd.	2,400	32,396
#	Kusuri no Aoki Holdings Co. Ltd.	51,700	2,151,112
	KYB Corp.	148,300	3,448,467
	Kyocera Corp.	217,230	12,075,569
#	Kyoden Co. Ltd.	156,200	694,153
	Kyodo Printing Co. Ltd.	36,200	681,604
	Kyoei Steel Ltd.	103,500	1,147,699
#	Kyokuto Boeki Kaisha Ltd.	29,559	592,136
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,662,210
#	Kyokuto Securities Co. Ltd.	118,700	621,754
	Kyokuyo Co. Ltd.	45,200	1,230,398
	KYORIN Holdings, Inc.	201,000	2,730,502

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyoritsu Printing Co. Ltd.	170,500	$191,266
	Kyosan Electric Manufacturing Co. Ltd.	189,500	629,671
	Kyowa Electronic Instruments Co. Ltd.	106,500	261,000
	Kyowa Kirin Co. Ltd.	76,500	1,803,505
	Kyowa Leather Cloth Co. Ltd.	58,800	252,260
	Kyudenko Corp.	196,000	4,266,232
	Kyushu Electric Power Co., Inc.	715,400	4,676,242
	Kyushu Financial Group, Inc.	1,542,948	4,560,043
	Kyushu Leasing Service Co. Ltd.	3,300	14,398
	Kyushu Railway Co.	217,300	4,555,852
	LA Holdings Co. Ltd.	11,000	230,273
	LAC Co. Ltd.	59,000	347,451
	Lacto Japan Co. Ltd.	44,200	813,455
#*	Laox Co. Ltd.	62,199	110,303
	Lasertec Corp.	104,800	15,004,222
	Lawson, Inc.	182,200	6,461,079
	LEC, Inc.	125,100	676,389
	Life Corp.	94,500	1,831,770
	LIFULL Co. Ltd.	273,700	361,449
	LIKE, Inc.	34,600	616,296
	Linical Co. Ltd.	43,100	274,329
#	Link & Motivation, Inc.	149,800	655,780
	Lintec Corp.	174,200	3,062,537
	Lion Corp.	592,000	6,815,948
	LITALICO, Inc.	63,500	1,203,901
	Lixil Corp.	708,819	14,669,175
	Loadstar Capital KK	4,700	67,378
#*	Locondo, Inc.	19,500	179,499
	Lonseal Corp.	5,700	55,089
	Look Holdings, Inc.	31,700	413,896
*	LTS, Inc.	6,400	178,867
*	M&A Capital Partners Co. Ltd.	60,400	1,692,812
#	M3, Inc.	296,600	10,333,517
	Mabuchi Motor Co. Ltd.	138,100	3,957,986
#*	Macbee Planet, Inc.	5,000	274,003
	Macnica Fuji Electronics Holdings, Inc.	242,550	4,950,687
	Macromill, Inc.	176,200	1,221,014
	Maeda Kosen Co. Ltd.	116,200	2,715,097
#	Maezawa Industries, Inc.	54,300	252,661
	Maezawa Kasei Industries Co. Ltd.	58,900	589,497
	Maezawa Kyuso Industries Co. Ltd.	83,300	576,635
	Makino Milling Machine Co. Ltd.	122,400	4,167,109
	Makita Corp., Sponsored ADR	1,200	29,244
	Makita Corp.	302,900	7,402,408
#*	Management Solutions Co. Ltd.	29,000	675,719
	Mandom Corp.	178,900	2,184,116
	Mani, Inc.	103,000	1,219,683
	MarkLines Co. Ltd.	45,600	788,906
	Mars Group Holdings Corp.	59,700	734,394
	Marubeni Corp.	1,542,359	14,347,434
	Marubun Corp.	92,400	544,826
	Marudai Food Co. Ltd.	102,900	1,215,549
	Marufuji Sheet Piling Co. Ltd.	2,700	39,285
	Maruha Nichiro Corp.	290,281	5,416,976
	Marui Group Co. Ltd.	280,900	5,127,570
	Maruichi Steel Tube Ltd.	178,400	3,948,743
	MARUKA FURUSATO Corp.	72,976	1,588,225
#	Marumae Co. Ltd.	26,900	408,755
	Marusan Securities Co. Ltd.	256,900	911,758

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruwa Co. Ltd.	57,700	$7,414,822
	Maruwa Unyu Kikan Co. Ltd.	184,000	2,111,905
	Maruyama Manufacturing Co., Inc.	15,400	182,618
#	Maruzen CHI Holdings Co. Ltd.	91,800	254,534
	Maruzen Co. Ltd.	26,400	371,877
	Maruzen Showa Unyu Co. Ltd.	59,000	1,453,890
	Marvelous, Inc.	115,300	600,031
#	Matching Service Japan Co. Ltd.	26,400	174,012
	Matsuda Sangyo Co. Ltd.	63,362	965,269
	Matsui Construction Co. Ltd.	92,100	438,924
	Matsui Securities Co. Ltd.	296,400	1,791,271
	MatsukiyoCocokara & Co.	84,385	3,186,015
	Matsuoka Corp.	10,400	72,072
	Matsuyafoods Holdings Co. Ltd.	15,700	478,522
	Max Co. Ltd.	93,700	1,199,012
	Maxell Ltd.	257,400	2,692,327
	Maxvalu Tokai Co. Ltd.	29,100	591,903
	Mazda Motor Corp.	1,324,200	11,162,437
	McDonald's Holdings Co. Japan Ltd.	81,200	3,047,877
	MCJ Co. Ltd.	466,400	3,308,535
	Mebuki Financial Group, Inc.	3,274,691	6,606,822
	MEC Co. Ltd.	55,200	998,089
	Media Do Co. Ltd.	32,600	540,506
	Medical Data Vision Co. Ltd.	70,900	700,317
	Medical System Network Co. Ltd.	162,500	541,239
	Medikit Co. Ltd.	1,200	21,009
	Medipal Holdings Corp.	468,300	7,065,431
	Medius Holdings Co. Ltd.	11,900	90,569
#*	MedPeer, Inc.	60,500	1,001,758
	Megachips Corp.	94,900	2,377,470
	Megmilk Snow Brand Co. Ltd.	225,400	3,138,254
	Meidensha Corp.	232,000	3,590,774
	Meiho Facility Works Ltd.	12,000	60,307
	Meiji Electric Industries Co. Ltd.	24,300	200,827
	MEIJI Holdings Co. Ltd.	311,420	16,259,240
#	Meiji Shipping Co. Ltd.	65,900	462,445
	Meiko Electronics Co. Ltd.	157,100	3,787,176
#	Meiko Network Japan Co. Ltd.	2,400	11,212
	Meisei Industrial Co. Ltd.	167,700	896,703
	Meitec Corp.	337,200	6,356,739
	Meito Sangyo Co. Ltd.	39,700	498,129
#	Meiwa Corp.	106,000	600,324
	Meiwa Estate Co. Ltd.	67,400	320,880
	Melco Holdings, Inc.	22,500	603,145
#	Members Co. Ltd.	29,700	622,652
	Menicon Co. Ltd.	261,900	6,604,093
*	Mercari, Inc.	19,900	343,134
	Mercuria Holdings Co. Ltd.	38,800	176,767
*	Metaps, Inc.	42,300	177,400
#*	MetaReal Corp.	12,000	106,943
	METAWATER Co. Ltd.	60,400	902,872
	Micronics Japan Co. Ltd.	97,900	940,279
#	Midac Holdings Co. Ltd.	9,100	201,836
	Mie Kotsu Group Holdings, Inc.	271,000	985,790
	Mikuni Corp.	142,900	377,765
	Milbon Co. Ltd.	72,972	2,942,970
	MIMAKI ENGINEERING Co. Ltd.	87,300	399,073
	Mimasu Semiconductor Industry Co. Ltd.	112,200	1,799,217
	Minebea Mitsumi, Inc.	879,726	15,824,620

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ministop Co. Ltd.	78,300	$859,122
#	Minkabu The Infonoid, Inc.	25,100	496,855
	Mipox Corp.	5,700	27,460
	Mirai Industry Co. Ltd.	900	10,549
#	Miraial Co. Ltd.	35,800	492,725
#	Mirainovate Co. Ltd.	217,779	283,713
	Mirait Holdings Corp.	363,110	4,535,330
	Miroku Jyoho Service Co. Ltd.	75,800	857,790
	MISUMI Group, Inc.	356,300	8,864,138
	Mitachi Co. Ltd.	7,700	44,844
	Mitani Corp.	141,600	1,682,482
#	Mitani Sekisan Co. Ltd.	7,000	207,707
#	Mito Securities Co. Ltd.	317,800	634,701
	Mitsuba Corp.	177,200	557,128
	Mitsubishi Chemical Holdings Corp.	5,039,960	28,342,349
	Mitsubishi Corp.	871,700	25,906,294
	Mitsubishi Electric Corp.	1,165,300	12,298,840
	Mitsubishi Estate Co. Ltd.	449,620	6,677,580
	Mitsubishi Gas Chemical Co., Inc.	555,600	8,075,995
	Mitsubishi HC Capital, Inc.	4,030,070	19,529,319
	Mitsubishi Heavy Industries Ltd.	974,800	36,196,722
#	Mitsubishi Kakoki Kaisha Ltd.	30,900	476,824
	Mitsubishi Logisnext Co. Ltd.	208,800	1,389,642
	Mitsubishi Logistics Corp.	195,399	5,242,982
	Mitsubishi Materials Corp.	420,120	6,356,119
*	Mitsubishi Motors Corp.	1,919,000	6,686,363
*	Mitsubishi Paper Mills Ltd.	133,600	298,918
	Mitsubishi Pencil Co. Ltd.	67,500	719,201
	Mitsubishi Research Institute, Inc.	33,900	1,119,964
	Mitsubishi Shokuhin Co. Ltd.	76,200	1,981,415
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	478,528
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	6,389,200
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	45,034,802
	Mitsuboshi Belting Ltd.	94,600	2,295,701
	Mitsui & Co. Ltd., Sponsored ADR	14,077	6,219,641
	Mitsui & Co. Ltd.	973,645	21,480,812
	Mitsui Chemicals, Inc.	778,389	16,396,162
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,163,114
#*	Mitsui E&S Holdings Co. Ltd.	185,619	500,724
	Mitsui Fudosan Co. Ltd.	576,700	12,888,906
#	Mitsui High-Tec, Inc.	77,400	5,199,092
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,473,991
	Mitsui Mining & Smelting Co. Ltd.	372,800	8,927,952
#	Mitsui OSK Lines Ltd.	599,700	16,444,315
	Mitsui-Soko Holdings Co. Ltd.	155,700	3,631,261
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,010,499
	Miura Co. Ltd.	114,100	2,750,789
	Mixi, Inc.	247,300	4,353,321
	Miyaji Engineering Group, Inc.	31,100	780,976
	Miyazaki Bank Ltd.	74,400	1,178,124
	Miyoshi Oil & Fat Co. Ltd.	42,400	323,996
	Mizuho Financial Group, Inc.	1,743,996	20,799,547
	Mizuho Leasing Co. Ltd.	167,100	4,160,176
#	Mizuho Medy Co. Ltd.	13,100	298,301
	Mizuno Corp.	94,821	1,780,635
*	Mobile Factory, Inc.	19,700	148,981
	Mochida Pharmaceutical Co. Ltd.	39,398	967,218
	Modec, Inc.	106,900	996,308
#	Molitec Steel Co. Ltd.	55,500	117,096

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Monex Group, Inc.	956,200	$3,373,829
	Money Partners Group Co. Ltd.	88,500	170,596
	Monogatari Corp.	38,400	1,691,159
#	MonotaRO Co. Ltd.	367,400	6,560,049
#	MORESCO Corp.	35,400	309,099
	Mori-Gumi Co. Ltd.	51,800	115,942
	Morinaga & Co. Ltd.	158,100	4,968,676
	Morinaga Milk Industry Co. Ltd.	234,200	8,635,628
	Moriroku Holdings Co. Ltd.	13,500	188,979
	Morita Holdings Corp.	150,000	1,520,227
	Morito Co. Ltd.	84,800	478,299
	Morningstar Japan KK	70,500	265,686
	Morozoff Ltd.	22,198	609,039
#	Mortgage Service Japan Ltd.	30,200	224,437
#	Mory Industries, Inc.	25,200	499,474
#	MrMax Holdings Ltd.	131,300	618,374
	MS&AD Insurance Group Holdings, Inc.	321,874	10,438,804
	MTG Co. Ltd.	6,700	66,377
	MTI Ltd.	73,400	295,078
	Mugen Estate Co. Ltd.	70,100	255,625
	m-up Holdings, Inc.	56,700	659,363
	Murata Manufacturing Co. Ltd.	457,720	26,735,743
	Musashi Seimitsu Industry Co. Ltd.	296,600	3,190,370
	Musashino Bank Ltd.	140,600	1,871,916
	Mutoh Holdings Co. Ltd.	11,700	184,298
	Nabtesco Corp.	276,600	6,629,037
#	NAC Co. Ltd.	64,300	470,564
	Nachi-Fujikoshi Corp.	102,000	2,841,425
	Nadex Co. Ltd.	7,600	43,039
	Nafco Co. Ltd.	27,100	325,872
	Nagahori Corp.	3,400	23,377
	Nagano Bank Ltd.	39,700	382,569
	Nagano Keiki Co. Ltd.	61,000	541,037
	Nagase & Co. Ltd.	471,500	7,092,113
	Nagatanien Holdings Co. Ltd.	43,700	664,785
	Nagawa Co. Ltd.	7,700	476,322
	Nagoya Railroad Co. Ltd.	303,599	4,894,035
	Naigai Tec Corp.	5,100	100,584
	Naigai Trans Line Ltd.	26,700	408,522
	Nakabayashi Co. Ltd.	88,700	347,028
	Nakamoto Packs Co. Ltd.	18,300	223,213
*	Nakamura Choukou Co. Ltd.	3,600	15,786
	Nakamuraya Co. Ltd.	14,400	342,194
	Nakanishi, Inc.	118,900	2,237,708
#	Nakano Corp.	76,100	182,018
	Nakayama Steel Works Ltd.	116,700	396,822
	Nakayo, Inc.	6,200	53,203
*	Namura Shipbuilding Co. Ltd.	240,448	761,781
	Nankai Electric Railway Co. Ltd.	218,800	4,322,473
	Nanto Bank Ltd.	142,101	2,163,005
	Narasaki Sangyo Co. Ltd.	13,400	177,939
	Nasu Denki Tekko Co. Ltd.	1,000	61,332
	Natori Co. Ltd.	29,400	460,662
	NEC Capital Solutions Ltd.	62,200	1,002,252
	NEC Corp.	645,380	23,823,835
	NEC Networks & System Integration Corp.	138,800	1,915,897
#	NEOJAPAN, Inc.	8,800	76,440
	NET One Systems Co. Ltd.	323,200	7,527,178
	Neturen Co. Ltd.	160,700	817,251

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	New Art Holdings Co. Ltd.	15,400	$160,509
	New Japan Chemical Co. Ltd.	166,800	346,848
	Nexon Co. Ltd.	90,300	2,050,000
	Nextage Co. Ltd.	185,800	4,109,724
*	NexTone, Inc.	17,200	466,019
	NF Holdings Corp.	13,500	121,038
	NGK Insulators Ltd.	579,700	8,478,822
	NGK Spark Plug Co. Ltd.	678,800	13,292,563
	NH Foods Ltd.	300,699	9,110,180
	NHK Spring Co. Ltd.	1,013,237	6,904,942
	Nicca Chemical Co. Ltd.	17,100	105,468
	Nice Corp.	33,700	426,072
	Nichia Steel Works Ltd.	236,101	459,805
	Nichias Corp.	335,600	5,988,722
	Nichiban Co. Ltd.	41,400	520,387
	Nichicon Corp.	249,100	2,389,834
	Nichiden Corp.	57,600	856,724
	Nichiha Corp.	136,900	2,828,192
#*	Nichi-iko Pharmaceutical Co. Ltd.	126,743	342,499
	Nichimo Co. Ltd.	4,800	86,712
	Nichirei Corp.	390,399	6,966,043
	Nichireki Co. Ltd.	127,300	1,335,443
	Nichirin Co. Ltd.	61,830	732,031
	Nidec Corp.	170,655	11,859,492
	Nifco, Inc.	278,500	6,758,714
	Nihon Chouzai Co. Ltd.	97,720	1,044,963
#	Nihon Dempa Kogyo Co. Ltd.	51,400	446,552
	Nihon Dengi Co. Ltd.	7,200	177,869
	Nihon Denkei Co. Ltd.	30,300	333,807
	Nihon Flush Co. Ltd.	78,400	578,604
#	Nihon House Holdings Co. Ltd.	212,700	662,446
	Nihon Kagaku Sangyo Co. Ltd.	54,300	425,809
	Nihon Kohden Corp.	192,700	4,311,504
	Nihon M&A Center Holdings, Inc.	666,000	8,912,436
	Nihon Nohyaku Co. Ltd.	214,000	1,105,565
	Nihon Parkerizing Co. Ltd.	296,200	2,134,109
#	Nihon Plast Co. Ltd.	100,700	348,722
	Nihon Tokushu Toryo Co. Ltd.	58,000	425,209
	Nihon Trim Co. Ltd.	11,900	220,711
#*	Nihon Yamamura Glass Co. Ltd.	40,900	206,360
	Niitaka Co. Ltd.	10,200	176,981
	Nikkato Corp.	24,500	84,482
	Nikkiso Co. Ltd.	214,300	1,330,488
	Nikko Co. Ltd.	113,400	553,356
	Nikkon Holdings Co. Ltd.	260,400	4,788,838
	Nikon Corp.	823,300	9,481,573
	Nintendo Co. Ltd.	98,000	43,822,959
	Nippi, Inc.	8,500	219,008
	Nippn Corp.	268,400	3,236,639
	Nippon Air Conditioning Services Co. Ltd.	73,400	432,231
	Nippon Aqua Co. Ltd.	33,100	155,289
*	Nippon Avionics Co. Ltd.	1,400	34,230
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	733,223
	Nippon Carbide Industries Co., Inc.	39,800	411,679
	Nippon Carbon Co. Ltd.	43,900	1,348,832
	Nippon Ceramic Co. Ltd.	2,800	44,055
	Nippon Chemical Industrial Co. Ltd.	41,300	634,629
*	Nippon Chemi-Con Corp.	103,000	1,347,629
	Nippon Chemiphar Co. Ltd.	10,000	139,728

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Coke & Engineering Co. Ltd.	892,500	$812,922
	Nippon Concept Corp.	32,900	397,404
#	Nippon Concrete Industries Co. Ltd.	233,900	480,445
	Nippon Denko Co. Ltd.	632,550	1,713,517
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,229,644
	Nippon Dry-Chemical Co. Ltd.	6,200	78,327
	Nippon Electric Glass Co. Ltd.	360,700	7,181,492
	Nippon Express Holdings, Inc.	222,676	13,306,105
	Nippon Felt Co. Ltd.	15,100	47,201
	Nippon Filcon Co. Ltd.	48,800	180,151
	Nippon Fine Chemical Co. Ltd.	53,400	790,340
	Nippon Gas Co. Ltd.	567,300	8,517,717
	Nippon Hume Corp.	106,300	528,640
	Nippon Kanzai Co. Ltd.	1,900	38,647
	Nippon Kayaku Co. Ltd.	376,300	3,167,666
*	Nippon Kinzoku Co. Ltd.	8,400	73,485
#	Nippon Kodoshi Corp.	40,100	622,082
	Nippon Koei Co. Ltd.	69,800	1,822,893
#	Nippon Light Metal Holdings Co. Ltd.	390,630	4,671,681
#	Nippon Paint Holdings Co. Ltd.	130,000	993,743
	Nippon Paper Industries Co. Ltd.	463,602	3,362,106
#	Nippon Parking Development Co. Ltd.	959,600	1,220,013
	Nippon Pillar Packing Co. Ltd.	97,200	1,973,330
	Nippon Piston Ring Co. Ltd.	34,200	328,098
	Nippon Rietec Co. Ltd.	13,800	98,886
	Nippon Road Co. Ltd.	16,600	845,245
	Nippon Sanso Holdings Corp.	329,800	5,561,311
	Nippon Seiki Co. Ltd.	201,600	1,294,041
	Nippon Seisen Co. Ltd.	8,300	283,845
	Nippon Sharyo Ltd.	48,699	781,535
*	Nippon Sheet Glass Co. Ltd.	402,200	1,173,197
	Nippon Shinyaku Co. Ltd.	53,900	3,335,956
	Nippon Shokubai Co. Ltd.	98,800	3,867,139
	Nippon Signal Co. Ltd	210,200	1,551,833
	Nippon Soda Co. Ltd.	117,200	3,705,279
	Nippon Steel Corp.	1,353,479	20,140,071
	Nippon Steel Trading Corp.	73,500	2,857,459
	Nippon Suisan Kaisha Ltd.	1,961,500	8,830,736
	Nippon Systemware Co. Ltd.	34,700	638,420
	Nippon Telegraph & Telephone Corp.	591,000	16,882,103
	Nippon Thompson Co. Ltd.	311,200	1,247,941
	Nippon Tungsten Co. Ltd.	4,900	78,018
#	Nippon Yakin Kogyo Co. Ltd.	66,209	1,116,069
#	Nippon Yusen KK	273,831	21,509,777
	Nipro Corp.	832,200	7,298,117
	Nishikawa Rubber Co. Ltd.	800	7,504
	Nishimatsu Construction Co. Ltd.	249,100	7,461,277
	Nishimatsuya Chain Co. Ltd.	144,900	1,788,805
	Nishimoto Co. Ltd.	18,900	563,348
	Nishi-Nippon Financial Holdings, Inc.	648,014	3,615,446
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,685,489
	Nishio Rent All Co. Ltd.	116,100	2,510,401
	Nissan Chemical Corp.	211,500	10,814,656
	Nissan Motor Co. Ltd.	2,404,500	9,143,979
	Nissan Shatai Co. Ltd.	292,700	1,434,236
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	248,214
	Nissei ASB Machine Co. Ltd.	43,600	1,208,841
	Nissei Plastic Industrial Co. Ltd.	71,100	497,198
	Nissha Co. Ltd.	219,900	2,588,937

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshin Group Holdings Co. Ltd.	166,700	$557,046
	Nisshin Oillio Group Ltd.	155,500	3,786,724
	Nisshin Seifun Group, Inc.	342,745	4,219,000
	Nisshinbo Holdings, Inc.	618,541	4,926,861
	Nissin Corp.	66,600	827,539
	Nissin Electric Co. Ltd.	248,900	2,859,991
	Nissin Foods Holdings Co. Ltd.	43,775	3,170,451
	Nissin Sugar Co. Ltd.	64,200	858,963
	Nisso Corp.	56,500	255,196
	Nissui Pharmaceutical Co. Ltd.	60,000	770,423
	Nitori Holdings Co. Ltd.	97,600	10,325,941
	Nitta Corp.	80,200	1,764,498
	Nitta Gelatin, Inc.	53,700	249,536
	NITTAN Corp.	112,600	232,106
	Nittetsu Mining Co. Ltd.	39,901	1,621,249
	Nitto Boseki Co. Ltd.	56,500	1,027,907
	Nitto Denko Corp.	327,600	21,095,888
	Nitto Fuji Flour Milling Co. Ltd.	3,600	123,648
	Nitto Kogyo Corp.	118,100	2,299,803
	Nitto Kohki Co. Ltd.	54,400	651,710
	Nitto Seiko Co. Ltd.	147,300	572,752
	Nittoc Construction Co. Ltd.	122,549	801,620
	Nittoku Co. Ltd.	8,100	161,377
	NJS Co. Ltd.	29,100	432,366
	Noda Corp.	53,100	516,683
	Noevir Holdings Co. Ltd.	40,800	1,812,202
	NOF Corp.	151,100	5,978,575
	Nohmi Bosai Ltd.	81,800	1,135,841
	Nojima Corp.	210,400	4,615,140
	NOK Corp.	400,300	3,594,515
	Nomura Co. Ltd.	47,300	313,942
	Nomura Holdings, Inc.	2,934,498	11,196,611
#	Nomura Holdings, Inc., Sponsored ADR	308,897	1,183,076
#	Nomura Micro Science Co. Ltd.	9,400	256,787
	Nomura Real Estate Holdings, Inc.	436,500	10,589,211
	Nomura Research Institute Ltd.	239,085	7,183,141
	Noritake Co. Ltd.	49,200	1,574,645
	Noritsu Koki Co. Ltd.	111,800	2,002,545
#	Noritz Corp.	153,300	1,717,118
	North Pacific Bank Ltd.	1,308,100	2,250,639
	Nozawa Corp.	30,300	162,544
	NS Solutions Corp.	103,700	3,051,377
	NS Tool Co. Ltd.	68,100	652,920
	NS United Kaiun Kaisha Ltd.	66,600	2,005,045
	NSD Co. Ltd.	171,678	3,224,888
	NSK Ltd.	1,154,347	6,464,458
*	NTN Corp.	2,216,700	4,114,715
	NTT Data Corp.	563,200	8,524,032
#*	OAK Capital Corp.	213,300	120,425
	Oat Agrio Co. Ltd.	22,400	294,709
#	Obara Group, Inc.	51,800	1,169,162
	Obayashi Corp.	1,641,400	12,071,572
	OBIC Business Consultants Co. Ltd.	14,500	494,664
	Obic Co. Ltd.	21,600	3,453,184
	Odakyu Electric Railway Co. Ltd.	247,200	3,545,445
	Odawara Engineering Co. Ltd.	1,300	15,633
	Oenon Holdings, Inc.	215,700	496,630
	Ogaki Kyoritsu Bank Ltd.	179,200	2,347,830
	Ohara, Inc.	37,400	349,586

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ohashi Technica, Inc.	48,100	$500,226
#	Ohba Co. Ltd.	19,400	104,022
	Ohki Healthcare Holdings Co. Ltd.	2,000	11,462
	Ohsho Food Service Corp.	30,100	1,577,222
	OIE Sangyo Co. Ltd.	1,200	7,353
	Oiles Corp.	88,001	1,057,825
#*	Oisix ra daichi, Inc.	102,200	1,373,753
	Oita Bank Ltd.	128,600	1,892,457
	Oji Holdings Corp.	3,008,400	12,542,484
	Okabe Co. Ltd.	184,200	863,156
	Okada Aiyon Corp.	19,400	213,925
	Okamoto Industries, Inc.	42,300	1,255,252
	Okamoto Machine Tool Works Ltd.	21,199	637,842
	Okamura Corp.	261,600	2,610,764
	Okasan Securities Group, Inc.	786,500	2,009,721
	Oki Electric Industry Co. Ltd.	464,834	2,685,659
	Okinawa Cellular Telephone Co.	37,200	1,514,572
	Okinawa Electric Power Co., Inc.	141,858	1,438,688
	Okinawa Financial Group, Inc.	107,840	1,810,132
	OKUMA Corp.	115,600	4,542,100
	Okumura Corp.	136,800	3,041,107
	Okura Industrial Co. Ltd.	47,600	635,582
#	Okuwa Co. Ltd.	171,800	1,138,022
	Olympic Group Corp.	34,400	156,001
	Olympus Corp.	1,027,900	21,999,275
	Omron Corp.	89,900	5,027,927
	Ono Pharmaceutical Co. Ltd.	191,300	5,379,145
	ONO Sokki Co. Ltd.	36,500	114,101
	Onoken Co. Ltd.	83,400	888,945
#	Onward Holdings Co. Ltd.	550,900	1,047,347
	Open House Group Co. Ltd.	237,200	10,347,899
	Optex Group Co. Ltd.	97,860	1,522,734
*	Optim Corp.	64,400	407,534
	Optorun Co. Ltd.	23,500	333,461
	Oracle Corp.	53,200	3,317,988
	Organo Corp.	36,300	2,539,735
	Oricon, Inc.	4,400	27,080
	Orient Corp.	2,641,700	2,685,416
	Oriental Land Co. Ltd.	15,500	2,353,345
	Oriental Shiraishi Corp.	571,300	1,078,518
#	Origin Co. Ltd.	25,500	236,172
	ORIX Corp.	1,902,400	33,904,229
#	ORIX Corp., Sponsored ADR	8,803	781,354
	Oro Co. Ltd.	27,100	320,956
	Osaka Gas Co. Ltd.	345,100	6,204,241
	Osaka Organic Chemical Industry Ltd.	70,000	1,315,375
	Osaka Soda Co. Ltd.	49,799	1,272,751
	Osaka Steel Co. Ltd.	62,700	643,601
	Osaki Electric Co. Ltd.	218,700	849,584
	OSG Corp.	290,600	3,988,372
	Otsuka Corp.	115,100	3,589,472
	Otsuka Holdings Co. Ltd.	169,800	6,065,757
	OUG Holdings, Inc.	3,900	82,213
	Outsourcing, Inc.	432,600	3,891,542
*	Oxide Corp.	1,200	49,850
	Oyo Corp.	106,400	1,417,932
#	Ozu Corp.	5,000	69,705
	Pacific Industrial Co. Ltd.	228,300	1,761,917
#	Pacific Metals Co. Ltd.	97,700	1,825,300

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pack Corp.	57,100	$1,044,006
	PAL GROUP Holdings Co. Ltd.	111,500	1,906,867
	PALTAC Corp.	69,958	2,193,080
	Pan Pacific International Holdings Corp.	581,000	9,046,443
	Panasonic Corp.	3,997,842	33,006,725
#	PAPYLESS Co. Ltd.	16,100	143,429
#	Paraca, Inc.	27,500	392,687
	Paramount Bed Holdings Co. Ltd.	143,600	2,662,023
#	Paris Miki Holdings, Inc.	114,600	229,920
*	Park24 Co. Ltd.	340,400	4,783,202
	Parker Corp.	6,000	24,676
#	Pasco Corp.	4,700	46,857
	Pasona Group, Inc.	107,000	1,645,402
	PC Depot Corp.	147,040	336,881
#	PCA Corp.	17,000	153,456
	PCI Holdings, Inc.	16,800	123,295
	Pegasus Sewing Machine Manufacturing Co. Ltd.	104,500	599,682
	Penta-Ocean Construction Co. Ltd.	1,924,100	10,575,745
	People Dreams & Technologies Group Co. Ltd.	17,800	358,762
#*	PeptiDream, Inc.	253,600	3,175,602
	Persol Holdings Co. Ltd.	245,500	5,082,286
	Phil Co., Inc.	3,500	33,115
#	Pickles Corp.	51,000	437,284
	Pigeon Corp.	338,200	4,926,869
	Pilot Corp.	85,700	3,275,438
	Piolax, Inc.	133,600	1,997,637
#	Pipedo HD, Inc.	9,200	193,921
	Plenus Co. Ltd.	30,100	450,199
	Pola Orbis Holdings, Inc.	72,900	893,575
	Pole To Win Holdings, Inc.	124,900	967,574
	Poppins Corp.	10,500	154,959
#*	PR Times, Inc.	9,600	161,635
	Premium Group Co. Ltd.	49,300	1,693,887
#	Premium Water Holdings, Inc.	4,000	83,563
	Press Kogyo Co. Ltd.	476,300	1,467,713
	Pressance Corp.	111,800	1,318,956
	Prestige International, Inc.	304,700	1,585,916
	Prima Meat Packers Ltd.	215,199	3,667,546
	Procrea Holdings, Inc.	135,573	2,084,613
	Pronexus, Inc.	38,100	324,703
	Pro-Ship, Inc.	17,500	213,453
	Proto Corp.	89,500	750,789
	PS Mitsubishi Construction Co. Ltd.	173,800	821,141
	Punch Industry Co. Ltd.	107,200	373,845
	QB Net Holdings Co. Ltd.	46,300	473,877
	Qol Holdings Co. Ltd.	182,000	2,047,309
	Quick Co. Ltd.	43,100	495,496
#	Raccoon Holdings, Inc.	41,100	474,095
	Raito Kogyo Co. Ltd.	231,700	3,418,181
	Raiznext Corp.	149,400	1,374,349
	Rakus Co. Ltd.	235,300	3,328,802
#	Rakuten Group, Inc.	757,800	3,756,822
	Rasa Corp.	34,900	255,012
	Rasa Industries Ltd.	54,399	780,556
	Raysum Co. Ltd.	102,800	1,018,949
	Recruit Holdings Co. Ltd.	1,002,100	37,451,515
	Relia, Inc.	124,200	1,035,953
	Relo Group, Inc.	297,800	4,944,963
*	Renesas Electronics Corp.	886,500	8,443,777

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rengo Co. Ltd.	1,050,310	$6,142,368
#*	RENOVA, Inc.	36,200	684,445
	Resona Holdings, Inc.	3,606,648	14,016,326
	Resorttrust, Inc.	334,900	5,505,921
	Restar Holdings Corp.	101,700	1,488,913
#	Retail Partners Co. Ltd.	25,600	234,207
	Rheon Automatic Machinery Co. Ltd.	64,200	627,532
	Rhythm Co. Ltd.	28,700	335,076
	Riberesute Corp.	34,000	194,390
#	Ricoh Co. Ltd.	1,093,319	8,793,630
	Ricoh Leasing Co. Ltd.	77,500	2,082,636
#	Ride On Express Holdings Co. Ltd.	55,900	548,324
#*	Right On Co. Ltd.	73,600	410,977
	Riken Corp.	38,500	688,574
	Riken Keiki Co. Ltd.	46,500	1,450,056
	Riken Technos Corp.	208,600	737,403
	Riken Vitamin Co. Ltd.	65,400	849,303
	Rinnai Corp.	104,900	7,975,384
	Rion Co. Ltd.	33,300	603,277
	Riso Kagaku Corp.	31,158	570,689
	Riso Kyoiku Co. Ltd.	519,650	1,217,444
	Rix Corp.	6,200	96,270
#	Rock Field Co. Ltd.	51,400	588,037
	Rohm Co. Ltd.	95,300	7,072,271
	Rohto Pharmaceutical Co. Ltd.	223,600	6,702,136
	Rokko Butter Co. Ltd.	63,900	696,033
	Roland Corp.	47,100	1,526,416
	Roland DG Corp.	73,000	1,851,912
	Rorze Corp.	52,700	3,390,893
	Round One Corp.	71,400	804,700
	Ryobi Ltd.	132,200	1,112,902
	Ryoden Corp.	75,000	922,701
	Ryohin Keikaku Co. Ltd.	893,850	8,872,141
	Ryosan Co. Ltd.	96,900	1,632,209
	S Foods, Inc.	63,700	1,463,713
	S LINE Co. Ltd.	10,600	67,735
	S&B Foods, Inc.	5,300	147,515
#	Sac's Bar Holdings, Inc.	87,300	403,621
	Sagami Rubber Industries Co. Ltd.	28,000	166,341
	Saibu Gas Holdings Co. Ltd.	80,100	1,113,241
	Sakai Chemical Industry Co. Ltd.	63,800	933,204
	Sakai Heavy Industries Ltd.	20,300	456,217
	Sakai Moving Service Co. Ltd.	55,900	2,077,260
	Sakata INX Corp.	195,100	1,448,959
	Sakura Internet, Inc.	79,400	352,025
#	Sala Corp.	266,500	1,453,620
	SAMTY Co. Ltd.	170,700	2,645,640
	San Holdings, Inc.	41,500	582,246
	San ju San Financial Group, Inc.	100,017	1,061,156
	San-A Co. Ltd.	72,800	2,287,245
	San-Ai Obbli Co. Ltd.	285,400	2,297,181
*	Sanden Corp.	23,100	41,936
	Sanei Architecture Planning Co. Ltd.	57,700	722,256
	Sangetsu Corp.	174,800	2,105,899
	San-In Godo Bank Ltd.	740,700	3,763,807
#*	Sanix, Inc.	117,300	218,569
	Sanken Electric Co. Ltd.	139,400	5,373,900
	Sanki Engineering Co. Ltd.	209,900	2,615,642
	Sanko Gosei Ltd.	119,800	342,011

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanko Metal Industrial Co. Ltd.	11,300	$228,512
	Sankyo Co. Ltd.	214,450	6,744,575
	Sankyo Frontier Co. Ltd.	13,600	411,412
	Sankyo Seiko Co. Ltd.	173,400	664,260
	Sankyo Tateyama, Inc.	128,400	624,449
	Sankyu, Inc.	253,600	8,409,576
	Sanoh Industrial Co. Ltd.	149,800	785,671
	Sansei Landic Co. Ltd.	35,100	217,937
	Sansei Technologies, Inc.	44,700	277,372
	Sansha Electric Manufacturing Co. Ltd.	48,400	329,712
	Sanshin Electronics Co. Ltd.	80,200	929,940
	Santen Pharmaceutical Co. Ltd.	501,600	4,063,033
	Sanwa Holdings Corp.	829,300	8,958,620
	Sanyo Chemical Industries Ltd.	59,500	2,149,756
	Sanyo Denki Co. Ltd.	49,000	2,035,098
	Sanyo Electric Railway Co. Ltd.	48,500	820,171
	Sanyo Engineering & Construction, Inc.	32,400	165,473
	Sanyo Industries Ltd.	1,500	19,031
*	Sanyo Shokai Ltd.	52,799	347,274
#	Sanyo Special Steel Co. Ltd.	100,100	1,527,625
	Sanyo Trading Co. Ltd.	114,400	869,120
	Sapporo Holdings Ltd.	314,700	7,046,814
	Sata Construction Co. Ltd.	46,000	155,832
	Sato Holdings Corp.	139,700	2,091,048
	Sato Shoji Corp.	46,100	389,198
#	Satori Electric Co. Ltd.	61,500	512,052
	Sawai Group Holdings Co. Ltd.	198,100	6,426,383
#	Saxa Holdings, Inc.	21,600	210,827
	SB Technology Corp.	55,400	1,078,328
	SBI Holdings, Inc.	470,180	9,538,743
*	SBI Insurance Group Co. Ltd.	2,700	17,996
	SBS Holdings, Inc.	113,200	2,376,529
#	Scala, Inc.	58,200	327,208
#	SCREEN Holdings Co. Ltd.	92,000	6,657,970
	Scroll Corp.	141,300	943,380
	SCSK Corp.	191,277	3,368,435
	SE Corp.	36,600	89,045
#	SEC Carbon Ltd.	2,800	107,220
	Secom Co. Ltd.	97,000	6,478,636
#	Seed Co. Ltd.	37,500	148,489
	Sega Sammy Holdings, Inc.	145,912	2,505,794
	Seibu Holdings, Inc.	442,400	4,472,007
	Seika Corp.	44,100	547,712
	Seikagaku Corp.	182,300	1,182,082
	Seikitokyu Kogyo Co. Ltd.	211,999	1,321,368
	Seiko Electric Co. Ltd.	23,300	209,722
	Seiko Epson Corp.	913,000	13,715,701
	Seiko Holdings Corp.	145,600	3,213,964
	Seiko PMC Corp.	63,700	262,505
	Seino Holdings Co. Ltd.	468,100	3,882,661
#	Seiren Co. Ltd.	209,300	3,196,959
	Sekisui Chemical Co. Ltd.	973,300	13,693,806
#	Sekisui House Ltd.	975,200	17,272,153
	Sekisui Jushi Corp.	94,200	1,231,080
	Sekisui Kasei Co. Ltd.	123,100	382,771
#	SEMITEC Corp.	7,500	406,960
	Senko Group Holdings Co. Ltd.	625,100	4,326,931
	Senshu Electric Co. Ltd.	33,200	1,300,095
	Senshu Ikeda Holdings, Inc.	1,055,160	1,643,505

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Senshukai Co. Ltd.	142,300	$420,447
	Septeni Holdings Co. Ltd.	28,900	117,952
	SERAKU Co. Ltd.	24,100	222,088
	Seria Co. Ltd.	186,700	3,718,854
	Seven & I Holdings Co. Ltd.	1,057,452	43,101,963
#	Seven Bank Ltd.	2,860,900	5,677,246
	SG Holdings Co. Ltd.	449,200	8,572,772
	Sharp Corp.	662,298	5,330,836
#	Shibaura Electronics Co. Ltd.	42,300	1,592,310
	Shibaura Machine Co. Ltd.	116,300	2,489,439
	Shibaura Mechatronics Corp.	24,500	1,855,983
	Shibusawa Warehouse Co. Ltd.	37,500	608,166
	Shibuya Corp.	78,200	1,464,224
	Shidax Corp.	93,800	380,125
*	SHIFT, Inc.	30,400	4,777,789
	Shiga Bank Ltd.	205,636	4,186,019
	Shikibo Ltd.	48,000	326,058
	Shikoku Bank Ltd.	174,900	1,114,444
	Shikoku Chemicals Corp.	129,700	1,228,173
	Shikoku Electric Power Co., Inc.	322,100	1,902,856
	Shima Seiki Manufacturing Ltd.	116,200	1,947,678
	Shimadzu Corp.	219,000	7,791,785
	Shimamura Co. Ltd.	71,446	6,851,206
	Shimano, Inc.	49,600	8,285,492
#	Shimizu Bank Ltd.	164,600	1,817,842
	Shimizu Corp.	1,363,500	7,729,193
#	Shimojima Co. Ltd.	13,800	104,437
	Shin Maint Holdings Co. Ltd.	1,300	11,491
	Shin Nippon Air Technologies Co. Ltd.	52,200	744,270
	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,604,684
	Shinagawa Refractories Co. Ltd.	29,900	834,204
#	Shindengen Electric Manufacturing Co. Ltd.	38,600	1,016,794
	Shin-Etsu Chemical Co. Ltd.	212,500	27,220,024
	Shin-Etsu Polymer Co. Ltd.	197,700	2,049,190
	Shin-Keisei Electric Railway Co. Ltd.	11,400	254,758
	Shinko Electric Industries Co. Ltd.	163,700	4,215,873
	Shinko Shoji Co. Ltd.	181,600	1,238,867
	Shinmaywa Industries Ltd.	300,900	2,407,831
	Shinnihon Corp.	150,500	841,353
#	Shinnihonseiyaku Co. Ltd.	31,500	381,648
	Shinoken Group Co. Ltd.	207,700	1,720,281
	Shinsho Corp.	26,500	768,723
	Shinwa Co. Ltd.	33,700	578,822
	Shinwa Co. Ltd.	27,300	161,571
	Shionogi & Co. Ltd.	71,100	3,646,822
	Ship Healthcare Holdings, Inc.	432,000	8,255,952
	Shiseido Co. Ltd.	96,800	3,981,695
#	Shizuki Electric Co., Inc.	70,300	284,833
	Shizuoka Bank Ltd.	1,361,530	8,239,185
	Shizuoka Gas Co. Ltd.	285,100	2,022,952
	SHO-BOND Holdings Co. Ltd.	33,100	1,464,493
*	Shobunsha Holdings, Inc.	47,400	118,538
	Shoei Co. Ltd.	97,000	4,165,547
#	Shoei Foods Corp.	38,900	1,155,802
	Shofu, Inc.	45,300	613,883
	Showa Denko KK	814,200	13,654,575
	Showa Sangyo Co. Ltd.	87,700	1,669,245
	Showa Shinku Co. Ltd.	17,400	188,060
	Sigma Koki Co. Ltd.	23,700	268,462

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SIGMAXYZ Holdings, Inc.	142,200	$1,341,205
	Siix Corp.	155,184	1,131,777
#*	Silver Life Co. Ltd.	10,700	108,056
	Sinanen Holdings Co. Ltd.	38,300	1,055,214
	Sinfonia Technology Co. Ltd.	111,500	1,213,753
	Sinko Industries Ltd.	86,700	1,099,007
	Sintokogio Ltd.	211,600	1,161,989
	SK-Electronics Co. Ltd.	53,700	385,504
	SKY Perfect JSAT Holdings, Inc.	802,800	3,363,438
#*	Skylark Holdings Co. Ltd.	712,800	8,504,791
#*	Smaregi, Inc.	22,100	209,814
	SMC Corp.	11,300	5,569,050
	SMK Corp.	25,099	415,729
	SMS Co. Ltd.	271,100	6,517,147
#	Snow Peak, Inc.	112,700	2,263,575
#	SNT Corp.	72,000	119,182
	Soda Nikka Co. Ltd.	70,300	303,645
	Sodick Co. Ltd.	270,100	1,689,749
	Soft99 Corp.	11,800	99,777
	Softbank Corp.	944,300	10,918,234
	SoftBank Group Corp.	1,647,163	69,191,989
	Softcreate Holdings Corp.	31,500	977,815
	Software Service, Inc.	9,400	478,155
	Sohgo Security Services Co. Ltd.	228,500	6,403,465
	Sojitz Corp.	711,319	10,809,615
	Soken Chemical & Engineering Co. Ltd.	30,200	427,803
	Solasto Corp.	220,800	1,417,603
	Soliton Systems KK	44,900	456,423
	Solxyz Co. Ltd.	19,900	55,233
	Sompo Holdings, Inc.	486,200	21,699,692
	Sony Group Corp.	1,141,000	96,788,644
	Sony Group Corp., Sponsored ADR	344,389	29,407,377
	Sotetsu Holdings, Inc.	160,800	2,843,062
	Sotoh Co. Ltd.	11,700	73,858
	Space Co. Ltd.	61,060	417,039
	Sparx Group Co. Ltd.	586,900	1,331,295
	SPK Corp.	30,800	323,546
	S-Pool, Inc.	191,300	1,583,761
	Sprix Ltd.	23,700	184,519
	Square Enix Holdings Co. Ltd.	78,700	3,651,663
	SRA Holdings	60,600	1,338,500
#*	SRE Holdings Corp.	22,300	462,202
	ST Corp.	28,400	333,635
	St. Marc Holdings Co. Ltd.	89,700	1,099,127
	Stanley Electric Co. Ltd.	388,400	6,825,094
	Star Mica Holdings Co. Ltd.	55,300	661,064
	Star Micronics Co. Ltd.	130,300	1,688,481
	Starts Corp., Inc.	239,500	5,198,576
	Starzen Co. Ltd.	71,198	1,092,409
#	St-Care Holding Corp.	81,200	561,569
	Stella Chemifa Corp.	55,300	1,048,492
	Step Co. Ltd.	29,100	382,342
	Strike Co. Ltd.	33,000	969,137
#	Studio Alice Co. Ltd.	58,100	1,011,407
	Subaru Corp.	1,281,600	22,300,999
#	Subaru Enterprise Co. Ltd.	7,000	458,699
	Sugi Holdings Co. Ltd.	122,200	5,512,922
	Sugimoto & Co. Ltd.	42,100	662,084
	SUMCO Corp.	916,960	12,830,765

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumida Corp.	175,200	$1,099,883
#	Suminoe Textile Co. Ltd.	27,000	351,057
#	Sumiseki Holdings, Inc.	277,800	451,674
	Sumitomo Bakelite Co. Ltd.	119,200	3,858,063
	Sumitomo Chemical Co. Ltd.	5,298,452	20,822,545
	Sumitomo Corp.	832,500	11,704,910
	Sumitomo Dainippon Pharma Co. Ltd.	534,800	4,188,268
	Sumitomo Densetsu Co. Ltd.	73,400	1,473,107
	Sumitomo Electric Industries Ltd.	1,523,600	16,986,292
	Sumitomo Forestry Co. Ltd.	829,800	12,883,904
	Sumitomo Heavy Industries Ltd.	453,896	10,385,069
	Sumitomo Metal Mining Co. Ltd.	316,000	9,936,242
	Sumitomo Mitsui Construction Co. Ltd.	1,150,080	3,908,844
	Sumitomo Mitsui Financial Group, Inc.	950,470	29,818,230
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	16,854,061
	Sumitomo Osaka Cement Co. Ltd.	180,699	4,774,661
	Sumitomo Precision Products Co. Ltd.	17,700	363,171
	Sumitomo Realty & Development Co. Ltd.	398,700	11,009,328
	Sumitomo Riko Co. Ltd.	221,700	1,032,001
	Sumitomo Rubber Industries Ltd.	924,363	8,334,409
	Sumitomo Seika Chemicals Co. Ltd.	55,900	1,257,131
	Sumitomo Warehouse Co. Ltd.	291,900	4,606,753
	Sun Frontier Fudousan Co. Ltd.	227,400	1,906,326
	Suncall Corp.	71,300	339,809
	Sundrug Co. Ltd.	259,300	6,082,453
	Suntory Beverage & Food Ltd.	144,700	5,709,492
	Sun-Wa Technos Corp.	58,100	623,090
#*	SuRaLa Net Co. Ltd.	18,300	159,417
	Suruga Bank Ltd.	627,300	1,758,191
	Suzuken Co. Ltd.	216,720	5,989,911
	Suzuki Co. Ltd.	62,300	376,228
	Suzuki Motor Corp.	379,400	12,436,478
	SWCC Showa Holdings Co. Ltd.	385,000	5,136,301
	Sysmex Corp.	147,000	10,291,738
	System Information Co. Ltd.	19,600	145,778
	System Research Co. Ltd.	2,900	45,946
	System Support, Inc.	16,000	156,971
	Systems Engineering Consultants Co. Ltd.	2,100	38,682
	Systena Corp.	1,209,200	4,146,683
	Syuppin Co. Ltd.	78,300	830,979
	T Hasegawa Co. Ltd.	127,292	2,918,679
	T RAD Co. Ltd.	32,800	641,267
	T&D Holdings, Inc.	897,610	10,159,185
#	T&K Toka Co. Ltd.	77,700	513,115
	Tachibana Eletech Co. Ltd.	79,580	926,602
	Tachikawa Corp.	51,900	431,552
	Tachi-S Co. Ltd.	142,300	1,267,082
#	Tacmina Corp.	900	7,735
	Tadano Ltd.	513,221	3,729,695
	Taihei Dengyo Kaisha Ltd.	80,400	1,840,928
	Taiheiyo Cement Corp.	520,736	7,812,638
#	Taiheiyo Kouhatsu, Inc.	33,499	155,133
	Taiho Kogyo Co. Ltd.	82,100	415,207
	Taikisha Ltd.	92,400	2,287,110
	Taiko Bank Ltd.	23,200	241,854
	Taisei Corp.	370,080	11,808,063
	Taisei Lamick Co. Ltd.	22,900	468,004
	Taisho Pharmaceutical Holdings Co. Ltd.	117,500	4,678,598
	Taiyo Holdings Co. Ltd.	116,800	2,518,844

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Yuden Co. Ltd.	298,300	$10,601,593
	Takachiho Koheki Co. Ltd.	17,200	261,522
	Takamatsu Construction Group Co. Ltd.	66,700	1,066,259
	Takamatsu Machinery Co. Ltd.	8,700	41,834
	Takamiya Co. Ltd.	126,700	361,574
	Takano Co. Ltd.	37,300	230,896
	Takaoka Toko Co. Ltd.	63,274	919,894
	Takara & Co. Ltd.	25,600	386,338
	Takara Bio, Inc.	127,100	2,054,069
	Takara Holdings, Inc.	539,000	4,360,503
	Takara Leben Co. Ltd.	617,900	1,716,091
	Takara Standard Co. Ltd.	162,648	1,628,609
#	Takasago International Corp.	63,300	1,227,824
	Takasago Thermal Engineering Co. Ltd.	182,300	2,318,706
	Takashima & Co. Ltd.	17,900	354,417
	Takashimaya Co. Ltd.	694,700	7,462,994
	Takasho Co. Ltd.	24,700	131,053
#	TAKEBISHI Corp.	34,600	390,460
	Takeda Pharmaceutical Co. Ltd.	2,843,163	83,418,948
	Takemoto Yohki Co. Ltd.	48,800	281,382
	Takeuchi Manufacturing Co. Ltd.	171,600	3,316,160
#	Takihyo Co. Ltd.	19,400	119,958
#	Takisawa Machine Tool Co. Ltd.	33,900	302,279
	Takuma Co. Ltd.	222,900	2,358,216
#	Tama Home Co. Ltd.	102,200	1,900,911
	Tamagawa Holdings Co. Ltd.	9,500	49,947
	Tamron Co. Ltd.	76,600	1,655,690
#	Tamura Corp.	302,900	1,409,478
	Tanabe Consulting Co. Ltd.	2,000	10,272
	Tanabe Engineering Corp.	22,500	152,482
#*	Tanaka Chemical Corp.	13,900	112,298
#	Tanseisha Co. Ltd.	116,249	702,606
#	Taoka Chemical Co. Ltd.	6,500	40,499
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	753,006
	Tayca Corp.	73,000	660,719
	Tazmo Co. Ltd.	10,800	102,932
#	Tbk Co. Ltd.	99,000	249,387
	TBS Holdings, Inc.	124,100	1,589,214
	TDC Soft, Inc.	48,700	427,871
	TDK Corp., Sponsored ADR	140,193	4,393,649
	TDK Corp.	1,115,600	35,135,428
	Tear Corp.	41,400	135,302
	TechMatrix Corp.	128,000	1,782,016
	TECHNO ASSOCIE Co. Ltd.	4,200	37,226
	Techno Horizon Co. Ltd.	32,800	136,241
	Techno Medica Co. Ltd.	5,200	61,763
	Techno Ryowa Ltd.	23,570	158,247
	Techno Smart Corp.	32,100	313,220
	TechnoPro Holdings, Inc.	373,200	8,672,699
	Tecnos Japan, Inc.	13,500	50,074
	Teijin Ltd.	1,326,550	14,056,040
	Teikoku Electric Manufacturing Co. Ltd.	56,900	781,953
	Teikoku Sen-I Co. Ltd.	79,900	1,012,782
	Teikoku Tsushin Kogyo Co. Ltd.	40,400	450,274
	Tekken Corp.	60,299	825,121
	Temairazu, Inc.	2,700	105,220
	Tenma Corp.	77,100	1,348,451
	Tenox Corp.	3,300	21,810
	Tenpo Innovation Co. Ltd.	1,600	10,856

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teraoka Seisakusho Co. Ltd.	39,100	$108,369
	Terilogy Co. Ltd.	2,600	6,532
	Terumo Corp.	188,500	6,436,067
	T-Gaia Corp.	92,300	1,133,158
	THK Co. Ltd.	205,700	4,364,036
	Tigers Polymer Corp.	46,700	149,827
	TIS, Inc.	589,300	16,709,084
	Titan Kogyo Ltd.	3,800	46,037
	TKC Corp.	88,800	2,333,292
	Toa Corp.	103,400	609,962
	Toa Corp.	82,200	1,604,567
	Toa Oil Co. Ltd.	43,200	804,791
	TOA ROAD Corp.	22,500	1,006,096
	Toabo Corp.	14,300	39,333
	Toagosei Co. Ltd.	510,050	3,960,044
	Tobishima Corp.	127,540	1,019,049
	Tobu Railway Co. Ltd.	157,300	3,735,070
	TOC Co. Ltd.	189,700	1,132,582
	Tocalo Co. Ltd.	386,300	3,714,582
	Tochigi Bank Ltd.	819,101	1,839,565
	Toda Corp.	881,500	4,728,230
*	Toda Kogyo Corp.	11,900	216,355
#	Toei Animation Co. Ltd.	26,700	2,213,352
	Toei Co. Ltd.	13,200	1,893,406
	Toell Co. Ltd.	28,000	193,235
	Toenec Corp.	36,500	1,024,316
	Togami Electric Manufacturing Co. Ltd.	11,600	153,864
	Toho Bank Ltd.	968,000	1,557,791
	Toho Chemical Industry Co. Ltd.	23,000	87,811
	Toho Co. Ltd.	36,200	1,437,529
	Toho Co. Ltd.	47,500	449,422
	Toho Gas Co. Ltd.	124,600	2,999,597
	Toho Holdings Co. Ltd.	264,500	4,050,500
#	Toho Titanium Co. Ltd.	188,100	3,170,009
	Toho Zinc Co. Ltd.	65,100	1,058,816
	Tohoku Bank Ltd.	42,900	312,492
	Tohoku Electric Power Co., Inc.	800,200	4,430,363
	Tohoku Steel Co. Ltd.	7,300	84,709
	Tohokushinsha Film Corp.	12,200	60,424
	Tokai Carbon Co. Ltd.	700,800	5,665,735
	Tokai Corp.	102,800	1,377,342
	TOKAI Holdings Corp.	522,900	3,487,448
	Tokai Lease Co. Ltd.	4,000	45,298
	Tokai Rika Co. Ltd.	304,800	3,354,438
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,821,550
	Token Corp.	39,970	2,669,362
	Tokio Marine Holdings, Inc.	369,412	21,625,349
#	Tokio Marine Holdings, Inc., ADR	61,104	3,568,779
	Tokushu Tokai Paper Co. Ltd.	42,138	1,003,561
	Tokuyama Corp.	425,300	5,749,788
*	Tokyo Base Co. Ltd.	18,200	43,235
	Tokyo Century Corp.	169,030	5,977,761
*	Tokyo Electric Power Co. Holdings, Inc.	2,475,412	9,741,648
	Tokyo Electron Device Ltd.	36,400	1,440,130
	Tokyo Electron Ltd.	132,700	45,674,470
	Tokyo Energy & Systems, Inc.	107,000	835,102
	Tokyo Gas Co. Ltd.	346,700	6,809,503
#	Tokyo Individualized Educational Institute, Inc.	21,800	96,696
	Tokyo Keiki, Inc.	66,299	670,771

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	142,074	$2,340,736
	Tokyo Ohka Kogyo Co. Ltd.	75,600	3,919,862
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	55,609
	Tokyo Radiator Manufacturing Co. Ltd.	5,100	25,122
#	Tokyo Rakutenchi Co. Ltd.	11,800	353,864
#	Tokyo Rope Manufacturing Co. Ltd.	27,199	192,296
#	Tokyo Sangyo Co. Ltd.	86,400	461,624
	Tokyo Seimitsu Co. Ltd.	156,100	5,423,225
	Tokyo Steel Manufacturing Co. Ltd.	289,000	2,972,783
	Tokyo Tatemono Co. Ltd.	715,900	10,543,252
	Tokyo Tekko Co. Ltd.	41,800	390,086
#	Tokyo Theatres Co., Inc.	38,800	354,658
	Tokyotokeiba Co. Ltd.	62,300	1,929,785
	Tokyu Construction Co. Ltd.	479,280	2,273,384
	Tokyu Corp.	437,400	5,363,213
	Tokyu Fudosan Holdings Corp.	2,093,894	11,346,703
*	Tokyu Recreation Co. Ltd.	8,364	316,917
	Toli Corp.	201,200	309,932
	Tomato Bank Ltd.	25,300	191,844
	Tomen Devices Corp.	12,600	512,459
	Tomoe Corp.	132,700	448,523
	Tomoe Engineering Co. Ltd.	34,500	626,014
	Tomoku Co. Ltd.	52,600	589,056
	TOMONY Holdings, Inc.	819,800	1,940,148
	Tomy Co. Ltd.	553,100	6,129,468
	Tonami Holdings Co. Ltd.	26,500	719,981
	Topcon Corp.	506,900	7,164,394
	Toppan, Inc.	437,220	7,439,495
	Topre Corp.	184,600	1,430,119
	Topy Industries Ltd.	78,000	777,719
	Toray Industries, Inc.	3,923,700	21,491,428
	Torex Semiconductor Ltd.	24,000	493,984
	Toridoll Holdings Corp.	200,000	3,885,120
#	Torigoe Co. Ltd.	63,900	316,638
	Torii Pharmaceutical Co. Ltd.	81,700	2,023,000
	Torishima Pump Manufacturing Co. Ltd.	90,400	913,467
	Tosei Corp.	190,200	1,826,626
	Toshiba Corp.	182,900	7,419,800
	Toshiba TEC Corp.	153,700	5,074,102
	Tosoh Corp.	957,300	12,478,595
	Totech Corp.	29,200	757,571
	Totetsu Kogyo Co. Ltd.	114,500	2,049,160
	TOTO Ltd.	133,800	4,557,476
#	Totoku Electric Co. Ltd.	16,300	281,958
	Tottori Bank Ltd.	37,800	327,861
	Toukei Computer Co. Ltd.	7,100	344,677
#	Tow Co. Ltd.	149,900	354,903
	Towa Bank Ltd.	205,200	809,281
	Towa Corp.	101,400	1,381,647
#	Towa Pharmaceutical Co. Ltd.	151,800	2,888,075
	Toyo Construction Co. Ltd.	522,600	3,409,103
	Toyo Corp.	103,200	951,155
#	Toyo Denki Seizo KK	33,200	226,924
#*	Toyo Engineering Corp.	174,300	864,542
#	Toyo Gosei Co. Ltd.	27,500	1,690,623
	Toyo Ink SC Holdings Co. Ltd.	177,000	2,579,754
	Toyo Kanetsu KK	36,600	763,672
	Toyo Machinery & Metal Co. Ltd.	68,300	289,379
#	Toyo Securities Co. Ltd.	337,500	606,246

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Seikan Group Holdings Ltd.	438,400	$5,048,437
	Toyo Suisan Kaisha Ltd.	82,800	3,517,996
	Toyo Tanso Co. Ltd.	76,100	1,732,014
	Toyo Tire Corp.	690,100	9,275,007
	Toyo Wharf & Warehouse Co. Ltd.	27,600	266,103
	Toyobo Co. Ltd.	517,278	4,020,543
	Toyoda Gosei Co. Ltd.	276,500	4,363,500
	Toyota Boshoku Corp.	385,300	5,697,576
	Toyota Industries Corp.	98,600	6,003,700
#	Toyota Motor Corp., Sponsored ADR	247,904	40,306,711
	Toyota Motor Corp.	9,044,970	146,809,123
	Toyota Tsusho Corp.	450,446	15,373,469
	TPR Co. Ltd.	130,807	1,229,714
#	Traders Holdings Co. Ltd.	57,919	143,553
	Trancom Co. Ltd.	44,000	2,431,775
#	Trans Genic, Inc.	15,000	42,918
#	Transaction Co. Ltd.	49,900	424,630
	Transcosmos, Inc.	65,900	1,869,756
	TRE Holdings Corp.	143,104	1,675,710
	Trend Micro, Inc., Sponsored ADR	3,540	205,338
	Trend Micro, Inc.	192,500	11,186,984
	Tri Chemical Laboratories, Inc.	59,100	1,006,529
	Trinity Industrial Corp.	7,900	39,400
	Trusco Nakayama Corp.	156,022	2,220,403
	TS Tech Co. Ltd.	429,000	4,891,847
	TSI Holdings Co. Ltd.	278,490	698,475
	Tsubaki Nakashima Co. Ltd.	229,900	1,637,379
	Tsubakimoto Chain Co.	134,700	3,206,056
	Tsubakimoto Kogyo Co. Ltd.	17,400	494,348
	Tsugami Corp.	319,600	2,940,920
*	Tsukada Global Holdings, Inc.	83,700	208,000
	Tsukamoto Corp. Co. Ltd.	2,800	22,787
	Tsukishima Kikai Co. Ltd.	121,400	826,251
#	Tsukuba Bank Ltd.	614,800	907,832
	Tsumura & Co.	133,700	3,136,980
	Tsuruha Holdings, Inc.	139,000	7,919,311
	Tsurumi Manufacturing Co. Ltd.	76,800	1,179,708
	Tsutsumi Jewelry Co. Ltd.	43,300	710,206
	Tsuzuki Denki Co. Ltd.	21,500	219,589
	TV Asahi Holdings Corp.	123,200	1,383,862
	Tv Tokyo Holdings Corp.	59,300	874,105
	TYK Corp.	105,800	222,105
	UACJ Corp.	213,814	3,627,582
	UBE Corp.	733,065	11,477,937
	Ubicom Holdings, Inc.	18,200	381,453
	Uchida Yoko Co. Ltd.	40,200	1,515,216
	ULS Group, Inc.	5,500	168,926
	Ultrafabrics Holdings Co. Ltd.	6,600	169,614
	Ulvac, Inc.	112,000	4,229,333
#	Unicharm Corp.	205,400	7,440,048
	Uniden Holdings Corp.	31,000	955,085
	Union Tool Co.	22,900	582,392
#	Unipres Corp.	189,941	1,194,509
	United Super Markets Holdings, Inc.	273,200	2,213,140
#	UNITED, Inc.	58,500	731,725
#*	Unitika Ltd.	325,500	562,750
*	Universal Entertainment Corp.	109,300	1,189,432
	Urbanet Corp. Co. Ltd.	136,400	307,198
	Usen-Next Holdings Co. Ltd.	62,100	972,513

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	User Local, Inc.	7,700	$95,009
	Ushio, Inc.	448,700	6,203,794
	USS Co. Ltd.	303,500	5,955,434
#	UT Group Co. Ltd.	112,000	2,181,134
#*	Uzabase, Inc.	71,800	439,122
	V Technology Co. Ltd.	47,700	1,071,135
	Valor Holdings Co. Ltd.	261,200	3,683,052
	Valqua Ltd.	78,700	1,621,849
#	Value HR Co. Ltd.	66,800	708,799
	ValueCommerce Co. Ltd.	74,800	1,556,508
#	Valuence Holdings, Inc.	3,400	64,938
#	V-Cube, Inc.	82,500	867,355
	Vector, Inc.	115,700	1,056,038
	Vertex Corp.	106,680	1,035,437
*	Village Vanguard Co. Ltd.	21,700	175,665
	VINX Corp.	22,300	245,756
*	Visional, Inc.	1,900	104,059
	Vital KSK Holdings, Inc.	250,385	1,291,478
	VT Holdings Co. Ltd.	612,200	2,231,196
	Wacoal Holdings Corp.	218,900	3,550,222
	Wacom Co. Ltd.	363,200	2,382,908
	Waida Manufacturing Co. Ltd.	7,600	58,204
#	Wakachiku Construction Co. Ltd.	63,200	1,142,473
#*	Wakamoto Pharmaceutical Co. Ltd.	9,000	17,284
	Wakita & Co. Ltd.	204,800	1,697,573
	Warabeya Nichiyo Holdings Co. Ltd.	94,700	1,577,074
#	Waseda Academy Co. Ltd.	13,000	113,406
	Watahan & Co. Ltd.	96,000	1,034,156
#	Watts Co. Ltd.	35,100	195,140
	Wavelock Holdings Co. Ltd.	19,300	91,572
	WDB Holdings Co. Ltd.	35,600	682,513
	Wealth Management, Inc./ Tokyo	7,200	139,846
	Weathernews, Inc.	12,000	700,900
	Welbe, Inc.	38,700	228,587
	Welcia Holdings Co. Ltd.	170,088	3,798,899
	Wellnet Corp.	35,100	119,777
#	West Holdings Corp.	151,806	4,675,928
	West Japan Railway Co.	194,100	7,129,432
	Will Group, Inc.	94,200	861,633
	WingArc1st, Inc.	29,900	444,946
	WIN-Partners Co. Ltd.	41,000	313,722
	Wood One Co. Ltd.	35,474	312,160
#	Workman Co. Ltd.	46,300	2,224,384
	World Co. Ltd.	86,100	867,889
	World Holdings Co. Ltd.	49,300	882,046
	Wowow, Inc.	32,900	361,176
	Xebio Holdings Co. Ltd.	129,500	897,549
#	YAC Holdings Co. Ltd.	46,600	557,280
	Yachiyo Industry Co. Ltd.	45,400	232,428
	Yahagi Construction Co. Ltd.	135,200	813,780
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	99,787
	Yakult Honsha Co. Ltd.	42,200	2,569,958
	YAKUODO Holdings Co. Ltd.	42,500	671,205
	YAMABIKO Corp.	180,440	1,638,745
	YAMADA Consulting Group Co. Ltd.	29,800	261,938
	Yamada Holdings Co. Ltd.	2,687,029	9,701,199
	Yamae Group Holdings Co. Ltd.	12,700	131,302
	Yamagata Bank Ltd.	128,399	884,688
	Yamaguchi Financial Group, Inc.	808,900	4,579,080

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Corp.	67,700	$2,887,679
	Yamaha Motor Co. Ltd.	1,068,900	20,648,080
	Yamaichi Electronics Co. Ltd.	130,600	1,755,400
#	YA-MAN Ltd.	135,700	1,584,654
	Yamanashi Chuo Bank Ltd.	139,400	1,196,204
	Yamashina Corp.	175,300	90,774
	Yamashin-Filter Corp.	33,200	82,707
	Yamatane Corp.	54,500	648,886
	Yamato Corp.	82,500	482,375
	Yamato Holdings Co. Ltd.	751,100	13,143,499
	Yamato Kogyo Co. Ltd.	209,200	7,153,778
#	Yamaura Corp.	24,100	173,449
#	Yamaya Corp.	22,210	438,523
	Yamazaki Baking Co. Ltd.	407,400	4,918,761
	Yamazen Corp.	230,700	1,744,296
	Yaoko Co. Ltd.	97,600	4,746,458
	Yashima Denki Co. Ltd.	41,300	319,001
	Yaskawa Electric Corp.	250,500	8,773,485
	Yasuda Logistics Corp.	75,700	536,000
#	Yasunaga Corp.	57,400	299,362
	YE DIGITAL Corp.	15,500	53,205
	Yellow Hat Ltd.	150,200	1,965,032
	Yodogawa Steel Works Ltd.	107,200	1,923,077
	Yokogawa Bridge Holdings Corp.	140,100	2,024,682
	Yokogawa Electric Corp.	259,500	4,601,784
	Yokohama Rubber Co. Ltd.	668,800	9,796,197
	Yokorei Co. Ltd.	257,500	1,756,341
	Yokowo Co. Ltd.	77,900	1,152,449
	Yomeishu Seizo Co. Ltd.	21,100	288,023
	Yondenko Corp.	20,860	286,741
	Yondoshi Holdings, Inc.	78,600	1,069,618
	Yonex Co. Ltd.	13,100	117,347
	Yorozu Corp.	89,800	598,429
*	Yoshimura Food Holdings KK	12,000	41,405
	Yoshinoya Holdings Co. Ltd.	98,500	1,909,475
	Yotai Refractories Co. Ltd.	104,900	1,200,214
	Yuasa Funashoku Co. Ltd.	2,900	55,707
	Yuasa Trading Co. Ltd.	74,100	2,012,191
	Yuken Kogyo Co. Ltd.	13,300	181,123
	Yukiguni Maitake Co. Ltd.	62,600	448,530
	Yurtec Corp.	212,300	1,161,597
	Yushin Precision Equipment Co. Ltd.	48,100	255,683
	Yushiro Chemical Industry Co. Ltd.	42,100	286,329
	Yutaka Foods Corp.	4,000	57,700
	Yutaka Giken Co. Ltd.	1,000	14,157
	Z Holdings Corp.	1,057,700	3,738,164
	Zaoh Co. Ltd.	18,400	270,223
	Zenitaka Corp.	11,800	290,873
	Zenkoku Hosho Co. Ltd.	177,900	6,052,334
	Zenrin Co. Ltd.	151,250	1,051,884
	Zensho Holdings Co. Ltd.	314,597	8,328,964
	Zeon Corp.	632,300	6,420,499
#	ZERIA Pharmaceutical Co. Ltd.	6,700	110,224
	ZIGExN Co. Ltd.	212,800	546,853
	ZOZO, Inc.	286,200	6,182,402
	Zuiko Corp.	52,500	307,680
TOTAL JAPAN			6,468,847,897

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (3.1%)
	Aalberts NV	550,095	$23,574,830
Ω	ABN AMRO Bank NV	1,311,604	13,375,598
*Ω	Adyen NV	5,303	9,538,887
	Aegon NV	4,734,581	20,795,248
	Aegon NV	560,048	2,464,211
	Akzo Nobel NV	378,209	25,453,634
*Ω	Alfen Beheer BV	22,702	2,650,191
#	AMG Advanced Metallurgical Group NV	117,398	3,295,542
	Amsterdam Commodities NV	97,369	2,242,882
	APERAM SA	259,945	8,475,317
	Arcadis NV	386,190	14,279,618
#	ArcelorMittal SA	1,611,441	39,625,340
	ASM International NV	46,034	14,140,339
#	ASML Holding NV	127,591	73,333,931
	ASML Holding NV	182,526	104,850,235
	ASR Nederland NV	632,458	26,435,114
*	Avantium NV	31,500	102,175
Ω	B&S Group Sarl	82,653	431,291
*Ω	Basic-Fit NV	137,563	5,579,236
	BE Semiconductor Industries NV	312,792	16,791,218
#	Beter Bed Holding NV	55,202	223,174
	Boskalis Westminster	414,803	13,610,734
	Brunel International NV	84,777	960,293
	Coca-Cola Europacific Partners PLC	269,708	14,643,485
	Corbion NV	356,323	12,418,016
#Ω	Flow Traders	226,794	4,928,533
#	ForFarmers NV	183,946	567,809
*	Fugro NV	348,655	4,149,799
	Heijmans NV	143,384	1,716,731
#	Heineken NV	202,928	20,006,023
*	Hunter Douglas NV	9,100	1,626,305
	IMCD NV	148,638	23,804,209
#	ING Groep NV, Sponsored ADR	446,135	4,340,893
	ING Groep NV	2,521,492	24,493,330
*Ω	Intertrust NV	85,471	1,688,047
	JDE Peet's NV	132,896	3,854,303
	Kendrion NV	98,411	1,549,959
	Koninklijke Ahold Delhaize NV, Sponsored ADR	6,476	178,608
	Koninklijke Ahold Delhaize NV	3,638,733	100,206,065
*	Koninklijke BAM Groep NV	1,574,015	3,837,948
	Koninklijke DSM NV	160,453	25,696,396
#	Koninklijke KPN NV	11,722,816	38,673,458
	Koninklijke Philips NV	43,102	892,050
	Koninklijke Philips NV	788,111	16,345,422
	Koninklijke Vopak NV	342,700	7,953,736
*Ω	Lucas Bols NV	21,883	230,413
	Nedap NV	23,823	1,409,301
	NN Group NV	638,515	29,960,652
	OCI NV	349,823	12,144,678
	Ordina NV	506,759	2,568,147
#	PostNL NV	2,104,915	5,536,558
#	Prosus NV	332,492	21,690,112
#	Randstad NV	445,769	22,530,493
	SBM Offshore NV	797,147	11,125,549
Ω	Signify NV	697,082	22,639,846
*	Sligro Food Group NV	165,617	3,279,815
#*††	SRH NV	262,485	0
	TKH Group NV	227,653	9,345,364
#*	TomTom NV	402,503	3,638,508

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Universal Music Group NV	325,543	$7,369,153
	Van Lanschot Kempen NV	105,539	2,416,769
	Wolters Kluwer NV	586,422	63,686,755
TOTAL NETHERLANDS			955,372,276
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	1,240,032	3,896,428
*	Air New Zealand Ltd.	10,833,587	4,171,564
	Arvida Group Ltd.	405,609	382,826
*	Auckland International Airport Ltd.	821,208	3,856,143
*	Channel Infrastructure NZ Ltd.	860,572	656,790
	Chorus Ltd.	2,105,850	10,598,554
	Chorus Ltd., ADR	10,487	256,407
#	Comvita Ltd.	26,297	52,733
	Contact Energy Ltd.	552,679	2,666,204
	EBOS Group Ltd.	292,572	7,269,952
#*	Eroad Ltd.	30,986	42,025
	Fisher & Paykel Healthcare Corp. Ltd.	463,005	6,191,592
	Fletcher Building Ltd.	1,695,412	5,517,059
#	Fonterra Co-operative Group Ltd.	174,954	333,103
	Freightways Ltd.	487,374	3,165,718
	Genesis Energy Ltd.	1,338,855	2,427,937
#*	Gentrack Group Ltd.	111,983	100,845
	Hallenstein Glasson Holdings Ltd.	105,182	344,250
	Heartland Group Holdings Ltd.	1,757,318	2,299,699
	Infratil Ltd.	1,246,621	6,582,434
#	Investore Property Ltd.	221,262	231,328
	KMD Brands Ltd.	1,540,951	1,059,648
	Mainfreight Ltd.	247,916	12,043,067
#	Manawa Energy Ltd.	141,110	536,069
	Mercury NZ Ltd.	471,115	1,801,975
	Meridian Energy Ltd.	607,011	1,904,949
#	Napier Port Holdings Ltd.	15,243	28,824
#	NZME Ltd.	1,016,313	739,694
	NZX Ltd.	568,084	429,874
	Oceania Healthcare Ltd.	826,256	490,164
*	Pacific Edge Ltd.	119,285	58,514
	PGG Wrightson Ltd.	15,190	42,976
	Port of Tauranga Ltd.	472,431	2,075,693
*	Pushpay Holdings Ltd.	455,556	371,277
*	Rakon Ltd.	215,243	199,290
	Restaurant Brands New Zealand Ltd.	111,871	677,680
#	Ryman Healthcare Ltd.	340,433	1,991,255
#*	Sanford Ltd.	89,406	233,490
	Scales Corp. Ltd.	341,939	930,077
*	Serko Ltd.	22,050	51,338
	Skellerup Holdings Ltd.	462,083	1,634,718
*	SKY Network Television Ltd.	1,252,412	1,818,122
	SKYCITY Entertainment Group Ltd.	3,105,983	5,425,281
	Spark New Zealand Ltd.	2,896,560	9,314,106
#	Steel & Tube Holdings Ltd.	731,601	610,549
	Summerset Group Holdings Ltd.	1,107,911	7,468,710
*	Synlait Milk Ltd.	212,601	428,960
*	Tourism Holdings Ltd.	721,857	1,116,381
	TOWER Ltd.	1,285,144	504,965
	Turners Automotive Group Ltd.	9,552	22,144
	Vector Ltd.	394,742	1,155,335
*	Vista Group International Ltd.	361,362	416,512

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
#	Warehouse Group Ltd.	451,457	$924,175
TOTAL NEW ZEALAND			117,549,403
NORWAY — (1.0%)
	2020 Bulkers Ltd.	50,133	588,805
	ABG Sundal Collier Holding ASA	2,153,116	1,312,307
*	Adevinta ASA	71,720	545,384
	AF Gruppen ASA	67,237	1,197,764
#*	Akastor ASA	766,187	698,191
	Aker ASA, Class A	14,451	1,122,281
#	Aker BP ASA	140,402	4,878,457
#	Aker BP ASA	178,797	6,176,915
	Aker Solutions ASA	1,124,084	3,484,234
	American Shipping Co. ASA	255,471	1,050,408
*	Archer Ltd.	322,252	118,297
*	ArcticZymes Technologies ASA	51,533	443,948
	Arendals Fossekompani AS	1,762	56,524
*	Asetek AS	11,047	21,155
	Atea ASA	414,318	5,058,928
#*	Atlantic Sapphire ASA	3,477	8,040
	Austevoll Seafood ASA	352,691	4,344,729
Ω	Avance Gas Holding Ltd.	35,093	210,734
#*	Axactor ASA	778,225	576,223
	B2Holding ASA	980,338	938,621
	Bakkafrost P/F	33,741	2,352,278
	Belships ASA	372,583	713,735
*	Bergenbio ASA	44,586	60,864
	Bonheur ASA	95,883	3,839,517
*	Borr Drilling Ltd.	40,242	154,529
	Borregaard ASA	482,831	8,667,180
	Bouvet ASA	113,567	755,213
#*	BW Energy Ltd.	462,588	1,318,011
Ω	BW LPG Ltd.	588,577	4,841,420
	BW Offshore Ltd.	647,507	1,822,538
*	Cadeler AS	16,140	61,362
*	Carasent ASA	2,705	6,476
*Ω	Crayon Group Holding ASA	114,342	1,833,039
	DNB Bank ASA	888,106	17,518,573
	DNO ASA	3,021,203	4,346,999
Ω	Elkem ASA	288,290	1,181,230
Ω	Elmera Group ASA	53,284	117,047
#*	Ensurge Micropower ASA	14,937	4,875
	Equinor ASA	1,582,273	60,923,655
#	Equinor ASA, Sponsored ADR	475,252	18,254,429
Ω	Europris ASA	662,801	3,919,068
*	FLEX LNG Ltd.	149,325	4,737,272
#*	Frontline Ltd.	498,353	4,746,954
*	Gaming Innovation Group, Inc.	112,692	191,495
	Gjensidige Forsikring ASA	124,677	2,607,713
#*	Golar LNG Ltd.	19,800	442,926
	Golden Ocean Group Ltd.	376,357	4,155,400
	Grieg Seafood ASA	255,450	3,922,500
	Hafnia Ltd.	122,099	434,400
#*	Hexagon Composites ASA	321,784	1,080,645
	Hunter Group ASA	1,240,618	451,881
#*	IDEX Biometrics ASA	709,102	83,193
	Itera ASA	52,344	66,172
Ω	Kid ASA	77,338	767,139
#	Kitron ASA	259,651	561,125

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Komplett Bank ASA	109,423	$70,778
*	Kongsberg Automotive ASA	4,347,422	1,253,313
	Kongsberg Gruppen ASA	114,926	4,234,877
	Leroy Seafood Group ASA	287,244	2,256,512
*	Magnora ASA	32,075	67,934
*	Magseis Fairfield ASA	83,783	70,664
	Medistim ASA	5,095	156,110
	Mowi ASA	320,775	7,401,904
	MPC Container Ships ASA	1,262,536	3,079,073
#Ω	Multiconsult ASA	18,411	253,284
*	Nekkar ASA	137,243	112,212
#*	NEL ASA	1,897,216	3,272,907
*	Nordic Semiconductor ASA	114,609	2,014,086
	Norsk Hydro ASA	1,622,940	10,995,793
*Ω	Norske Skog ASA	196,602	1,441,677
*	Northern Ocean Ltd.	17,305	21,162
#*	Norway Royal Salmon ASA	68,227	1,756,160
*	Norwegian Air Shuttle ASA	71,766	70,020
*	Norwegian Energy Co. ASA	12,643	618,039
*	Odfjell Drilling Ltd.	560,331	1,344,609
	Odfjell SE, Class A	47,975	275,141
*	Odfjell Technology Ltd.	93,388	219,992
	OKEA ASA	30,959	130,242
Ω	Okeanis Eco Tankers Corp.	41,553	530,111
	Olav Thon Eiendomsselskap ASA	22,385	405,544
#	Orkla ASA	370,905	3,201,753
#*	Otello Corp. ASA	10,504	32,090
	Pareto Bank ASA	49,448	270,781
#*	PGS ASA	4,629,123	3,184,729
*	PhotoCure ASA	17,182	181,221
*Ω	poLight ASA	33,845	86,129
#*	Prosafe SE	1,400	27,689
	Protector Forsikring ASA	237,745	2,800,816
*	Q-Free ASA	45,843	31,336
*	REC Silicon ASA	734,468	1,386,474
	Salmar ASA	15,170	1,086,608
*	SATS ASA	179,235	258,084
#Ω	Scatec ASA	141,277	1,686,981
	Schibsted ASA, Class A	36,505	686,129
#	Schibsted ASA, Class B	47,850	860,755
*	SD Standard ETC PLC	70,856	12,949
*	Self Storage Group ASA	2,994	8,958
	Selvaag Bolig ASA	206,925	878,840
*Ω	Shelf Drilling Ltd.	406,607	532,151
*	Solstad Offshore ASA	40,084	132,064
	SpareBank 1 Helgeland	808	9,969
	Sparebank 1 Oestlandet	11,051	136,535
	SpareBank 1 Sorost-Norge	3,509	19,405
	SpareBank 1 SR-Bank ASA	521,545	6,166,929
	Sparebanken More	9,695	73,208
	Stolt-Nielsen Ltd.	126,582	2,697,228
	Storebrand ASA	1,293,116	10,876,455
	Subsea 7 SA	838,276	7,555,027
	Telenor ASA	526,041	6,388,320
	TGS ASA	513,326	7,619,338
	TOMRA Systems ASA	403,682	9,450,039
	Treasure ASA	264,434	450,919
#*	Ultimovacs ASA	18,064	130,245
	Veidekke ASA	392,705	4,060,290

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Volue ASA	5,911	$15,043
#*	Vow ASA	20,601	49,001
	Wallenius Wilhelmsen ASA	287,819	1,929,450
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,254,213
#Ω	XXL ASA	512,463	350,672
	Yara International ASA	251,094	10,700,960
TOTAL NORWAY			319,104,725
PORTUGAL — (0.3%)
	Altri SGPS SA	501,595	2,959,646
	Banco Comercial Portugues SA, Class R	38,201,516	5,668,659
*††	Banco Espirito Santo SA	3,375,184	0
	Corticeira Amorim SGPS SA	6,478	68,933
#	CTT-Correios de Portugal SA	467,761	1,599,710
	EDP - Energias de Portugal SA	1,768,729	8,947,828
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	362,909
#	EDP Renovaveis SA	373,379	9,711,319
	Galp Energia SGPS SA	1,735,853	18,322,933
*	Greenvolt-Energias Renovaveis SA	120,896	1,091,908
	Ibersol SGPS SA	10,010	60,446
	Jeronimo Martins SGPS SA	505,180	11,693,374
	Mota-Engil SGPS SA	644,243	809,290
	Navigator Co. SA	1,158,557	4,781,281
#	NOS SGPS SA	1,575,603	5,951,789
#	Novabase SGPS SA	12,258	60,378
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	3,315,086
	Sonae SGPS SA	6,028,034	6,858,530
TOTAL PORTUGAL			82,264,019
SINGAPORE — (0.9%)
*††	Abterra Ltd.	189,000	999
	AEM Holdings Ltd.	1,169,500	3,703,917
	Amara Holdings Ltd.	248,000	61,183
	Ascendas India Trust	2,006,900	1,688,575
#*††	AssetCo PLC	4,664,147	0
#*	Avarga Ltd.	1,648,100	280,275
*	Banyan Tree Holdings Ltd.	733,700	151,740
#*	Best World International Ltd.	483,517	476,027
	Bonvests Holdings Ltd.	51,600	35,887
#	Boustead Projects Ltd.	147,404	96,112
	Boustead Singapore Ltd.	1,300,267	866,359
	BRC Asia Ltd.	9,300	11,279
#	Bukit Sembawang Estates Ltd.	678,300	2,454,917
#	Bund Center Investment Ltd.	316,000	116,801
	Capitaland Investment Ltd.	648,800	1,846,049
	CDL Hospitality Trusts	114,305	109,428
	Centurion Corp. Ltd.	1,091,800	300,351
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	741,193
	China Sunsine Chemical Holdings Ltd.	3,162,900	994,660
	Chip Eng Seng Corp. Ltd.	2,607,300	1,208,514
	City Developments Ltd.	718,900	4,038,948
	Civmec Ltd.	303,700	132,173
	ComfortDelGro Corp. Ltd.	5,494,669	5,653,189
*	COSCO Shipping International Singapore Co. Ltd.	2,817,000	402,657
*	Creative Technology Ltd.	27,000	40,604
#	CSE Global Ltd.	1,844,800	614,306
	Dairy Farm International Holdings Ltd.	756,100	2,120,342
	DBS Group Holdings Ltd.	1,206,734	27,535,674

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Del Monte Pacific Ltd.	2,438,682	$627,167
#	Delfi Ltd.	417,200	220,759
*††	DMX Technologies Group Ltd.	256,000	0
*	Dyna-Mac Holdings Ltd.	544,800	95,027
#††	Ezion Holdings Ltd.	4,315,348	25,304
#*††	Ezra Holdings Ltd.	3,719,565	5,547
	Far East Orchard Ltd.	940,673	743,653
	First Resources Ltd.	2,627,600	2,630,716
#	Food Empire Holdings Ltd.	1,029,400	388,078
	Frasers Property Ltd.	1,107,100	842,772
	Frencken Group Ltd.	1,531,700	1,359,831
	Fu Yu Corp. Ltd.	2,511,800	482,602
*	Gallant Venture Ltd.	2,485,000	232,396
#	Genting Singapore Ltd.	7,927,400	4,629,902
#	Geo Energy Resources Ltd.	3,320,700	1,025,506
	GK Goh Holdings Ltd.	14,200	9,250
	Golden Agri-Resources Ltd.	32,088,769	6,041,976
#*	Golden Energy & Resources Ltd.	2,206,400	864,128
	GP Industries Ltd.	174,000	80,678
	Grand Venture Technology Ltd.	25,000	12,518
	Great Eastern Holdings Ltd.	79,700	1,121,315
	GSH Corp. Ltd.	52,560	6,487
#	GuocoLand Ltd.	1,179,321	1,367,893
#*	Halcyon Agri Corp. Ltd.	1,128,946	171,951
	Haw Par Corp. Ltd.	285,900	2,279,003
	Hiap Hoe Ltd.	128,000	72,069
#	Ho Bee Land Ltd.	1,013,100	2,047,872
#	Hong Fok Corp. Ltd.	2,196,988	1,513,301
#	Hong Leong Asia Ltd.	2,852,000	1,528,634
	Hong Leong Finance Ltd.	89,000	155,898
	Hongkong Land Holdings Ltd.	1,383,600	7,192,036
#	Hotel Grand Central Ltd.	183,373	131,175
#	Hour Glass Ltd.	656,500	1,057,002
	Hutchison Port Holdings Trust	26,255,000	6,182,764
	Hwa Hong Corp. Ltd.	280,000	81,360
#*††	Hyflux Ltd.	2,064,700	0
#	iFAST Corp. Ltd.	545,200	1,666,253
#	Indofood Agri Resources Ltd.	10,819,700	2,511,801
#	InnoTek Ltd.	433,700	133,508
#	Japfa Ltd.	3,243,580	1,373,177
	Jardine Cycle & Carriage Ltd.	325,697	6,610,712
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Corp. Ltd.	2,171,200	10,847,712
	Keppel Infrastructure Trust	8,042,150	3,413,617
	KSH Holdings Ltd.	555,650	140,854
#	Low Keng Huat Singapore Ltd.	293,000	93,525
#*	Mandarin Oriental International Ltd.	194,700	386,151
	Metro Holdings Ltd.	1,879,500	986,697
	Mewah International, Inc.	47,900	12,182
#*	mm2 Asia Ltd.	2,636,000	99,538
	Nanofilm Technologies International Ltd.	335,800	489,959
	NetLink NBN Trust	3,161,200	2,198,080
	NSL Ltd.	75,000	45,883
*	Oceanus Group Ltd.	1,015,400	11,745
	Olam Group Ltd.	2,178,675	2,565,987
	OUE Ltd.	1,701,700	1,614,549
	Oversea-Chinese Banking Corp. Ltd.	2,366,868	20,058,490
#	Oxley Holdings Ltd.	5,872,996	761,598
	Pan-United Corp. Ltd.	335,000	109,427

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*	Place Holdings Ltd.	497,300	$23,442
	Propnex Ltd.	247,500	295,737
	PSC Corp. Ltd.	215,900	57,072
#	Q&M Dental Group Singapore Ltd.	1,415,140	461,824
	QAF Ltd.	1,193,765	734,528
#*	Raffles Education Corp. Ltd.	13,571,227	639,834
	Raffles Medical Group Ltd.	2,864,263	2,385,804
	Riverstone Holdings Ltd.	551,600	311,973
*	SATS Ltd.	317,792	916,145
	SBS Transit Ltd.	77,700	159,125
	Sembcorp Industries Ltd.	5,807,100	12,252,296
#*	Sembcorp Marine Ltd.	58,431,100	4,615,397
	Sheng Siong Group Ltd.	2,695,300	3,122,127
#*	SHS Holdings Ltd.	948,600	105,286
*	SIA Engineering Co. Ltd.	312,400	548,262
#	SIIC Environment Holdings Ltd.	4,946,980	733,979
	Silverlake Axis Ltd.	207,300	60,260
#	Sinarmas Land Ltd.	4,896,900	688,079
	Sing Holdings Ltd.	392,300	108,292
*	Singapore Airlines Ltd.	1,834,700	7,258,348
	Singapore Exchange Ltd.	1,174,700	8,420,944
	Singapore Land Group Ltd.	560,723	1,006,048
	Singapore Post Ltd.	5,199,916	2,394,672
	Singapore Shipping Corp. Ltd.	137,000	27,831
	Singapore Technologies Engineering Ltd.	2,281,400	6,652,013
	Singapore Telecommunications Ltd.	758,750	1,434,851
	Stamford Land Corp. Ltd.	2,597,490	724,091
	StarHub Ltd.	2,431,810	2,201,904
#	Straits Trading Co. Ltd.	530,700	1,129,890
#*††	Swiber Holdings Ltd.	1,301,500	19,220
	Thomson Medical Group Ltd.	2,176,700	126,201
	Tiong Woon Corp. Holding Ltd.	160,750	62,587
#	Tuan Sing Holdings Ltd.	3,502,384	966,348
	UMS Holdings Ltd.	2,689,108	2,304,486
	United Overseas Bank Ltd.	993,289	19,817,440
	United Overseas Insurance Ltd.	1,900	9,421
	UOB-Kay Hian Holdings Ltd.	1,234,123	1,279,293
	UOL Group Ltd.	1,230,488	6,648,177
#	Valuetronics Holdings Ltd.	2,771,960	1,095,215
	Venture Corp. Ltd.	790,400	10,069,869
	Vicom Ltd.	9,600	14,326
	Wee Hur Holdings Ltd.	917,300	139,893
	Wilmar International Ltd.	4,580,700	13,347,730
	Wing Tai Holdings Ltd.	2,379,924	2,912,554
*	Yangzijiang Financial Holding Pte. Ltd.	8,497,100	2,429,676
	Yangzijiang Shipbuilding Holdings Ltd.	8,497,100	5,728,789
	Yeo Hiap Seng Ltd.	64,554	38,768
TOTAL SINGAPORE			283,520,221
SPAIN — (2.0%)
#	Acciona SA	165,396	34,033,614
	Acerinox SA	869,321	8,481,398
#	ACS Actividades de Construccion y Servicios SA	699,933	16,824,750
#*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	26,001	445,495
*Ω	Aena SME SA	27,255	3,447,475
	Alantra Partners SA	1,298	17,370
	Almirall SA	251,186	2,425,178
*	Amadeus IT Group SA	227,948	13,291,694

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Amper SA	4,196,935	$847,163
	Applus Services SA	637,660	4,640,825
#	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,350,586
	Azkoyen SA	55,415	359,889
#	Banco Bilbao Vizcaya Argentaria SA	4,992,632	22,624,959
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	717,424	3,257,105
	Banco de Sabadell SA	29,306,199	18,763,676
	Banco Santander SA	16,662,119	41,686,462
	Banco Santander SA, Sponsored ADR	435,562	1,075,838
	Bankinter SA	1,807,761	8,900,577
	CaixaBank SA	5,920,551	17,777,839
#*††	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	111,786	5,000,085
	Cia de Distribucion Integral Logista Holdings SA	283,597	5,845,826
	CIE Automotive SA	310,423	8,165,815
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,549,228
#*	Deoleo SA	34,183	12,279
*	Distribuidora Internacional de Alimentacion SA	14,466,751	194,551
#*	Duro Felguera SA	57,344	41,151
#	Ebro Foods SA	220,621	3,671,350
#*	eDreams ODIGEO SA	203,040	1,075,228
	Elecnor SA	67,231	794,563
#	Enagas SA	1,153,916	22,776,751
	Ence Energia y Celulosa SA	799,512	2,648,473
#	Endesa SA	660,412	12,104,969
	Ercros SA	711,393	2,668,458
	Faes Farma SA	1,540,295	6,568,927
	Ferrovial SA	471,466	12,624,969
	Fluidra SA	188,942	3,531,729
	Fomento de Construcciones y Contratas SA	92,349	915,048
Ω	Gestamp Automocion SA	822,508	3,164,164
Ω	Global Dominion Access SA	496,169	1,995,454
#	Grifols SA	589,635	8,603,731
	Grupo Catalana Occidente SA	137,430	4,098,244
#	Grupo Empresarial San Jose SA	85,660	358,575
	Iberdrola SA	8,572,108	91,537,027
	Iberdrola SA	238,114	2,538,290
	Iberpapel Gestion SA	6,948	99,375
	Indra Sistemas SA	760,474	6,956,589
	Industria de Diseno Textil SA	743,481	18,056,889
	Laboratorios Farmaceuticos Rovi SA	117,255	6,139,354
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,742,693	1,934,046
#	Mapfre SA	4,002,142	6,464,044
*	Melia Hotels International SA	370,677	2,337,941
	Miquel y Costas & Miquel SA	166,113	2,141,428
#	Naturgy Energy Group SA	17,558	515,013
Ω	Neinor Homes SA	55,831	600,517
*	Obrascon Huarte Lain SA	1,464,877	876,133
#*	Oryzon Genomics SA	8,551	22,792
#	Pharma Mar SA	9,722	598,891
	Prim SA	5,935	84,930
*	Promotora de Informaciones SA, Class A	739,421	332,167
Ω	Prosegur Cash SA	89,999	65,580
#	Prosegur Cia de Seguridad SA	1,072,429	1,912,551
#*	Realia Business SA	722,094	716,810
	Red Electrica Corp. SA	743,271	14,612,993
	Repsol SA, Sponsored ADR	104,827	1,301,945
	Repsol SA	4,909,248	61,160,660
#	Sacyr SA	2,555,134	5,843,503

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Solaria Energia y Medio Ambiente SA	264,349	$6,095,246
#Ω	Talgo SA	283,050	841,674
#*	Tecnicas Reunidas SA	32,054	212,803
#	Telefonica SA, Sponsored ADR	71,006	319,527
#	Telefonica SA	15,571,671	69,507,123
#*	Tubacex SA	319,287	669,745
#*	Tubos Reunidos SA	28,836	10,816
Ω	Unicaja Banco SA	3,962,560	3,427,645
	Vidrala SA	67,056	4,466,557
	Viscofan SA	277,148	16,140,664
	Vocento SA	126,195	84,004
TOTAL SPAIN			638,286,733
SWEDEN — (2.9%)
	AAK AB	163,803	2,863,264
Ω	AcadeMedia AB	181,955	896,426
#	AddLife AB, Class B	219,091	3,774,716
#	AddNode Group AB, Class B	128,478	1,337,910
	AddTech AB, Class B	515,301	8,821,264
	AFRY AB	293,847	4,486,991
#	Alfa Laval AB	146,335	4,375,681
Ω	Alimak Group AB	110,336	982,964
	Alligo AB, Class B	114,182	1,172,469
Ω	Ambea AB	182,074	897,546
*	Annehem Fastigheter AB, Class B	225,311	667,222
	AQ Group AB	4,003	112,845
*	Arise AB	103,484	556,059
	Arjo AB, Class B	680,681	3,739,179
	Assa Abloy AB, Class B	315,904	7,463,554
	Atlas Copco AB, Class A	2,256,584	26,378,021
	Atlas Copco AB, Class B	1,311,308	13,621,458
	Atrium Ljungberg AB, Class B	118,150	1,756,867
*Ω	Attendo AB	265,565	646,476
#	Avanza Bank Holding AB	347,703	6,709,114
	Axfood AB	271,797	8,629,141
	Balco Group AB	10,680	74,382
	Beijer Alma AB	159,047	3,194,024
	Beijer Electronics Group AB	9,204	61,059
#	Beijer Ref AB, Class B	482,397	7,652,173
	Bergman & Beving AB	126,274	1,341,082
	Betsson AB, Class B	729,014	5,039,367
#*	Better Collective AS	72,160	1,146,180
*	BHG Group AB	46,080	157,496
	Bilia AB, Class A	682,489	9,643,207
	BillerudKorsnas AB	577,185	7,444,852
	BioGaia AB, Class B	446,104	4,205,904
	Biotage AB	191,675	4,216,531
	Bjorn Borg AB	96,207	371,172
	Boliden AB	870,967	29,106,730
	Bonava AB, Class B	411,273	1,540,742
#*Ω	Boozt AB	49,339	347,563
Ω	Bravida Holding AB	455,603	4,614,028
	Bufab AB	126,094	3,804,272
#	Bulten AB	90,673	638,724
	Bure Equity AB	316,890	8,435,921
	Byggmax Group AB	439,785	2,135,292
*	Careium AB	108,577	129,496
#	Castellum AB	240,884	3,861,858
	Catella AB	103,593	348,769

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Catena AB	81,878	$3,751,934
#*	Catena Media PLC	292,957	946,811
*	Cavotec SA	3,925	6,772
	Cellavision AB	6,677	240,527
	Cibus Nordic Real Estate AB	7,735	138,643
	Clas Ohlson AB, Class B	270,417	3,067,382
	Cloetta AB, Class B	1,323,405	2,648,867
*	Collector AB	276,668	961,345
#	Concentric AB	235,795	5,051,869
Ω	Coor Service Management Holding AB	315,053	2,608,519
	Corem Property Group AB, Class B	2,051,271	2,758,482
	Dios Fastigheter AB	331,390	2,619,467
#Ω	Dometic Group AB	837,677	5,680,888
*	Doro AB	126,552	198,433
*	Duni AB	161,535	1,544,751
#Ω	Dustin Group AB	309,926	2,116,302
	Eastnine AB	116,308	1,170,346
	Elanders AB, Class B	33,097	494,253
#	Electrolux AB, Class B	753,722	10,871,550
	Electrolux Professional AB, Class B	662,776	4,052,742
#	Elekta AB, Class B	516,661	3,731,589
*Ω	Eltel AB	80,003	63,911
#*	Enea AB	70,527	637,280
#	Eolus Vind AB, Class B	3,148	32,969
	Epiroc AB, Class A	553,643	9,789,341
	Epiroc AB, Class B	315,585	5,012,620
	Essity AB, Class A	31,206	795,574
	Essity AB, Class B	439,098	11,177,273
Ω	Evolution AB	40,895	3,968,074
	eWork Group AB	24,860	280,431
	Fabege AB	198,564	2,038,222
	Fagerhult AB	241,032	1,311,172
*	Fastighets AB Balder, Class B	497,526	3,178,233
	Fastighets AB Trianon	27,136	82,144
	FastPartner AB, Class A	51,994	384,892
	FastPartner AB, Class D	16,504	114,802
#	Fenix Outdoor International AG	7,270	651,826
#*	Fingerprint Cards AB, Class B	34,018	30,145
#	G5 Entertainment AB	11,726	258,495
	GARO AB	44,597	779,244
#	Getinge AB, Class B	213,273	4,812,701
	Granges AB	595,369	5,520,418
*Ω	Green Landscaping Group AB	3,228	21,745
#	H & M Hennes & Mauritz AB, Class B	902,620	11,548,606
*	Haldex AB	254,816	1,591,027
	Hanza Holding AB	73,660	403,656
#	Heba Fastighets AB, Class B	63,340	305,701
	Hexagon AB, Class B	375,731	4,424,061
	Hexatronic Group AB	509,453	6,180,063
	Hexpol AB	930,572	9,705,923
	HMS Networks AB	80,485	3,836,640
#*Ω	Hoist Finance AB	337,421	1,250,973
	Holmen AB, Class B	174,219	7,158,995
	Hufvudstaden AB, Class A	156,396	2,158,782
*	Humana AB	94,856	446,030
	Husqvarna AB, Class A	104,942	856,162
#	Husqvarna AB, Class B	1,103,828	8,797,213
	Indutrade AB	519,154	12,201,964
	Instalco AB	563,784	2,790,771

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	International Petroleum Corp.	438,091	$5,349,627
#	Intrum AB	264,978	5,659,920
	INVISIO AB	1,877	30,638
	Inwido AB	294,078	3,568,382
*	ITAB Shop Concept AB	23,230	23,557
	JM AB	385,831	7,160,072
#*	John Mattson Fastighetsforetagen AB	15,390	158,874
	Kabe Group AB, Class B	500	9,876
*	Karnov Group AB	75,060	483,867
#*	Karo Pharma AB	10,317	51,627
*	K-fast Holding AB	7,663	22,013
#	Kindred Group PLC, SDR	841,467	7,410,849
	KNOW IT AB	133,891	3,957,385
	Lagercrantz Group AB, Class B	785,645	8,565,989
Ω	LeoVegas AB	350,381	2,097,137
	Lifco AB, Class B	203,734	3,965,885
	Lime Technologies AB	6,475	185,884
	Lindab International AB	467,073	8,175,357
	Loomis AB	547,033	15,425,383
	Lundin Energy AB	188,014	232,112
*	Maha Energy AB	5,355	7,931
	Medicover AB, Class B	64,789	976,463
	Mekonomen AB	218,864	2,572,781
*	Micro Systemation AB, Class B	45,756	215,828
#	Midsona AB, Class B	6,397	14,497
#*	Millicom International Cellular SA, SDR	784,584	12,336,853
#	MIPS AB	89,032	4,763,186
	Modern Times Group MTG AB, Class B	374,773	3,879,120
*	Momentum Group AB	114,182	654,218
#Ω	Munters Group AB	152,368	1,136,368
	Mycronic AB	275,741	4,055,586
	NCAB Group AB	119,639	732,667
	NCC AB, Class B	350,224	3,637,145
	Nederman Holding AB	14,984	274,133
*	Nelly Group AB	1,878	3,175
*	Net Insight AB, Class B	2,201,177	912,010
	New Wave Group AB, Class B	290,905	4,458,724
	Nibe Industrier AB, Class B	450,569	4,539,079
	Nilorngruppen AB, Class B	13,985	153,523
	Nobia AB	654,068	1,899,828
	Nolato AB, Class B	1,230,356	7,403,933
*	Nordic Entertainment Group AB, Class B	129,849	3,855,316
	Nordic Waterproofing Holding AB	75,557	1,090,608
	Nordnet AB publ	3,768	50,614
#*	Note AB	64,425	1,322,841
	NP3 Fastigheter AB	65,770	1,644,018
	Nyfosa AB	483,621	4,515,327
	OEM International AB, Class B	159,792	1,205,577
*	Ovzon AB	33,979	143,834
*	Pandox AB	302,606	4,437,769
	Peab AB, Class B	1,126,556	7,685,853
	Platzer Fastigheter Holding AB, Class B	57,869	496,112
	Prevas AB, Class B	21,235	238,435
	Pricer AB, Class B	522,852	1,018,425
	Proact IT Group AB	131,983	1,163,365
	Profilgruppen AB, Class B	761	11,559
	Ratos AB, Class B	1,321,499	6,620,287
*	RaySearch Laboratories AB	99,750	714,108
	Rejlers AB	2,119	29,168

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Resurs Holding AB	207,941	$485,766
	Rottneros AB	362,655	571,712
	Saab AB, Class B	218,819	7,915,472
	Sagax AB, Class A	758	19,447
	Sagax AB, Class B	124,602	3,211,254
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	4,237,776
#	Samhallsbyggnadsbolaget i Norden AB, Class D	51,312	98,435
	Sandvik AB	1,330,723	24,520,140
#*	Scandi Standard AB	300,827	1,118,506
#*Ω	Scandic Hotels Group AB	661,502	2,708,924
*	Sdiptech AB, Class B	10,802	301,201
#	Sectra AB, Class B	334,324	6,137,815
#	Securitas AB, Class B	857,664	8,672,971
	Semcon AB	57,090	633,097
*	Sensys Gatso Group AB	2,387,189	246,229
*	Serneke Group AB	9,232	37,290
#*Ω	Sinch AB	48,872	123,909
	Sintercast AB	725	8,696
	Skandinaviska Enskilda Banken AB, Class A	1,234,100	13,369,532
#	Skandinaviska Enskilda Banken AB, Class C	14,509	179,394
	Skanska AB, Class B	927,813	15,828,445
#	SKF AB, Class A	46,204	898,889
#	SKF AB, Class B	1,266,174	21,308,996
	SkiStar AB	200,668	3,115,133
	Softronic AB, Class B	12,772	31,477
*	Solid Forsakring AB	20,794	99,896
	SSAB AB,Class A	829,380	4,021,744
	SSAB AB,Class B	1,909,394	8,764,413
*	Stendorren Fastigheter AB	19,863	353,201
*	Stillfront Group AB	300,186	786,609
	Svenska Cellulosa AB SCA, Class A	44,437	656,348
#	Svenska Cellulosa AB SCA, Class B	739,858	10,816,411
	Svenska Handelsbanken AB, Class A	1,127,638	10,139,620
#	Svenska Handelsbanken AB, Class B	30,006	311,776
	Sweco AB, Class B	405,579	4,523,539
#	Swedbank AB, Class A	699,674	9,690,593
	Swedish Match AB	1,336,116	13,987,157
*	Swedish Orphan Biovitrum AB	296,979	6,521,951
	Systemair AB	113,997	689,920
	Tele2 AB, Class B	1,625,347	18,567,370
#	Telefonaktiebolaget LM Ericsson, Class A	79,710	654,553
	Telefonaktiebolaget LM Ericsson, Class B	3,968,196	30,183,065
#	Telia Co. AB	5,513,402	20,368,419
	Tethys Oil AB	179,240	1,204,467
	TF Bank AB	12,704	216,109
#Ω	Thule Group AB	282,490	8,201,192
*	Transtema Group AB	27,114	74,975
	Trelleborg AB, Class B	353,176	8,677,725
	Troax Group AB	134,883	2,867,572
	VBG Group AB, Class B	4,050	51,656
*	Vicore Pharma Holding AB	23,332	66,466
	Vitec Software Group AB, Class B	26,974	1,243,689
	Vitrolife AB	68,071	2,220,830
	Volati AB	30,730	434,700
	Volvo AB, Class A	375,732	7,001,212
	Volvo AB, Class B	2,990,796	53,696,819
	Wallenstam AB, Class B	511,004	2,604,752
	Wihlborgs Fastigheter AB	686,728	5,855,836

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	XANO Industri AB, Class B	16,380	$201,564
TOTAL SWEDEN			893,600,895
SWITZERLAND — (7.5%)
	ABB Ltd.	3,085,634	93,802,038
#	Adecco Group AG	627,737	22,113,294
#	Alcon, Inc.	750,285	58,844,220
	Allreal Holding AG	87,469	14,471,528
	ALSO Holding AG	32,347	5,997,340
*	ams-OSRAM AG	949,858	7,840,654
	APG SGA SA	6,133	1,172,142
	Arbonia AG	250,748	3,565,960
*	Aryzta AG	5,398,390	6,169,551
#	Ascom Holding AG	138,369	1,078,730
	Autoneum Holding AG	16,728	1,939,044
	Bachem Holding AG, Class B	20,233	1,364,382
	Baloise Holding AG	205,119	32,681,418
	Banque Cantonale de Geneve	4,792	863,729
	Banque Cantonale Vaudoise	157,370	14,652,774
	Barry Callebaut AG	13,327	29,528,130
	Belimo Holding AG	26,760	10,985,347
	Bell Food Group AG	10,429	2,791,348
#	Bellevue Group AG	48,533	1,623,879
	Berner Kantonalbank AG	13,673	3,090,526
	BKW AG	63,712	7,248,381
	Bobst Group SA	59,558	4,912,152
	Bossard Holding AG, Class A	38,059	8,482,722
	Bucher Industries AG	38,395	14,741,258
	Burckhardt Compression Holding AG	12,314	5,563,141
	Burkhalter Holding AG	19,972	1,572,026
	Bystronic AG	6,391	4,728,408
	Calida Holding AG	22,636	1,088,508
	Carlo Gavazzi Holding AG	1,409	425,667
	Cembra Money Bank AG	142,707	10,373,853
#	Chocoladefabriken Lindt & Spruengli AG	121	13,953,973
#*	Cicor Technologies Ltd.	9,793	432,418
	Cie Financiere Richemont SA, Class A	370,188	44,636,343
	Cie Financiere Tradition SA	4,850	521,012
#	Clariant AG	1,086,690	20,359,725
	Coltene Holding AG	20,543	2,003,609
	Comet Holding AG	5,731	1,056,977
#	COSMO Pharmaceuticals NV	10,598	568,671
	Credit Suisse Group AG	1,930,668	11,229,857
#	Credit Suisse Group AG, Sponsored ADR	1,226,128	7,111,540
	Daetwyler Holding AG	22,355	5,449,150
	DKSH Holding AG	164,427	13,515,651
	dormakaba Holding AG	14,005	6,671,729
*	Dufry AG	317,276	11,946,016
	EFG International AG	566,354	4,410,827
	Emmi AG	10,232	10,180,389
	EMS-Chemie Holding AG	10,062	7,990,080
	Energiedienst Holding AG	13,779	619,502
#*	Evolva Holding SA	883,470	83,652
#	Feintool International Holding AG	33,732	727,093
*	Flughafen Zurich AG	106,450	17,702,227
	Forbo Holding AG	5,259	7,062,128
	Fundamenta Real Estate AG	2,030	36,278
Ω	Galenica AG	254,731	20,167,159
#*	GAM Holding AG	1,095,054	1,222,560

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Geberit AG	59,452	$31,311,980
	Georg Fischer AG	483,280	29,537,551
	Givaudan SA	11,378	39,772,444
#	Gurit Holding AG, Class BR	24,180	2,945,889
	Helvetia Holding AG	217,480	24,864,193
	Hiag Immobilien Holding AG	4,425	398,068
#*	HOCHDORF Holding AG	4,528	172,930
	Holcim Ltd.	882,625	41,377,442
	Huber & Suhner AG	89,969	8,101,067
*	Implenia AG	74,894	1,980,733
#*	Ina Invest Holding AG	16,484	334,179
	Inficon Holding AG	8,680	7,243,988
	Interroll Holding AG	3,126	8,249,643
	Intershop Holding AG	5,202	3,497,690
	Investis Holding SA	6,553	716,807
	Julius Baer Group Ltd.	803,809	41,564,999
*	Jungfraubahn Holding AG	10,539	1,401,770
	Kardex Holding AG	45,390	9,102,106
	Komax Holding AG	23,251	6,307,426
#	Kudelski SA	184,312	564,127
	Kuehne + Nagel International AG	83,859	22,585,017
	Landis+Gyr Group AG	104,395	6,890,536
	LEM Holding SA	2,492	4,951,087
	Liechtensteinische Landesbank AG	46,137	2,545,930
#	Logitech International SA	526,412	29,744,773
	Lonza Group AG	22,744	13,822,696
	Luzerner Kantonalbank AG	9,456	4,076,137
Ω	Medacta Group SA	14,708	1,456,099
*Ω	Medartis Holding AG	3,100	276,146
Ω	Medmix AG	110,231	2,497,935
	Meier Tobler Group AG	21,817	606,823
	Metall Zug AG, Class B	966	1,955,154
*	Meyer Burger Technology AG	1	1
	Mikron Holding AG	55,845	539,919
	Mobilezone Holding AG	185,118	3,303,956
	Mobimo Holding AG	44,723	11,515,350
	Nestle SA	1,805,485	221,221,152
	Novartis AG, Sponsored ADR	2,257,856	193,791,780
	Novartis AG	344,656	29,616,162
	Novavest Real Estate AG	711	32,803
	OC Oerlikon Corp. AG	1,212,475	9,383,443
*	Orascom Development Holding AG	65,164	555,354
	Orell Fuessli AG	613	53,277
	Orior AG	34,976	2,993,004
	Partners Group Holding AG	29,533	32,242,533
	Peach Property Group AG	1,098	39,896
	Phoenix Mecano AG	1,836	660,117
	Plazza AG, Class A	2,576	909,102
	PSP Swiss Property AG	153,405	18,346,034
	Rieter Holding AG	22,215	2,521,025
#	Roche Holding AG	24,444	9,964,954
	Roche Holding AG	634,350	210,607,065
	Romande Energie Holding SA	597	713,814
#	Schaffner Holding AG	1,819	571,851
	Schindler Holding AG	33,750	6,408,677
	Schweiter Technologies AG	5,901	6,695,245
*Ω	Sensirion Holding AG	35,100	4,073,534
	SFS Group AG	85,811	9,432,470
	SGS SA	9,768	23,838,486

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Siegfried Holding AG	23,897	$17,685,038
	SIG Group AG	1,099,727	28,690,017
	Sika AG	163,059	40,289,833
	Softwareone Holding AG	146,415	1,992,814
#	Sonova Holding AG	66,931	24,107,326
	St Galler Kantonalbank AG	12,178	5,801,133
	Straumann Holding AG	115,678	15,645,506
	Sulzer AG	110,231	7,389,256
	Swatch Group AG	91,117	24,256,877
	Swatch Group AG	142,995	7,140,983
	Swiss Life Holding AG	92,578	49,041,924
	Swiss Prime Site AG	361,124	32,885,246
	Swiss Re AG	489,111	36,701,323
*	Swiss Steel Holding AG	1,787,267	503,595
	Swisscom AG	101,477	54,862,254
	Swissquote Group Holding SA	55,419	6,737,518
	Tecan Group AG	11,929	4,236,422
	Temenos AG	174,866	13,879,554
	Thurgauer Kantonalbank	1,440	180,070
#	Tornos Holding AG	25,100	145,102
	TX Group AG	11,468	1,502,046
	u-blox Holding AG	41,674	4,878,383
#*	UBS Group AG	2,630,594	42,895,075
	Valiant Holding AG	98,526	8,875,705
	Valora Holding AG	24,605	6,725,596
#	Varia U.S. Properties AG	2,973	145,068
Ω	VAT Group AG	86,739	25,255,913
	Vaudoise Assurances Holding SA	5,541	2,373,397
	Vetropack Holding AG	40,832	1,622,460
*	Vifor Pharma AG	206,148	36,095,885
#*	Von Roll Holding AG	106,896	85,204
	Vontobel Holding AG	157,349	10,349,858
	VP Bank AG, Class A	18,246	1,588,716
	VZ Holding AG	39,368	3,220,130
*	V-ZUG Holding AG	5,941	486,214
	Walliser Kantonalbank	3,138	377,437
	Warteck Invest AG	194	464,846
	Ypsomed Holding AG	12,744	1,808,781
	Zehnder Group AG	48,935	3,159,655
	Zug Estates Holding AG, Class B	466	1,024,265
	Zuger Kantonalbank AG	230	1,717,825
	Zurich Insurance Group AG	116,013	50,642,961
TOTAL SWITZERLAND			2,311,722,296
UNITED KINGDOM — (13.2%)
	3i Group PLC	1,892,884	29,411,154
	4imprint Group PLC	29,646	1,158,065
	888 Holdings PLC	1,292,347	2,325,487
	Abrdn Plc	7,921,006	16,059,226
*	accesso Technology Group PLC	4,996	37,232
*	Accsys Technologies PLC	6,992	8,452
	Admiral Group PLC	355,896	8,317,851
	Advanced Medical Solutions Group PLC	53,891	184,449
	AG Barr PLC	399,004	2,630,313
Ω	Airtel Africa PLC	2,588,329	5,003,272
	AJ Bell PLC	214,943	827,037
Ω	Alfa Financial Software Holdings PLC	141,874	259,733
	Alliance Pharma PLC	659,418	781,232
#*	Allied Minds PLC	24,540	5,841

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Anglo American PLC	2,478,239	$89,575,574
	Anglo Pacific Group PLC	729,645	1,406,210
	Anglo-Eastern Plantations PLC	29,335	321,763
	Antofagasta PLC	1,134,965	16,149,055
*	AO World PLC	17,363	9,188
	Argentex Group PLC	49,693	46,726
*	Ascential PLC	471,804	1,686,806
	Ashmore Group PLC	1,328,332	3,500,695
	Ashtead Group PLC	721,657	40,621,862
*	ASOS PLC	109,086	1,388,343
	Associated British Foods PLC	572,445	11,692,398
#*Ω	Aston Martin Lagonda Global Holdings PLC	88,234	518,931
#	AstraZeneca PLC, Sponsored ADR	605,219	40,083,654
	AstraZeneca PLC	95,527	12,565,737
Ω	Auto Trader Group PLC	2,655,102	20,469,544
Ω	Avast PLC	397,641	2,254,181
	AVEVA Group PLC	108,754	3,146,308
	Aviva PLC	5,177,764	25,074,997
	Avon Protection PLC	88,282	1,144,365
	B&M European Value Retail SA	2,864,274	14,830,770
*	Babcock International Group PLC	1,597,494	6,680,882
	BAE Systems PLC	5,161,210	48,508,861
#Ω	Bakkavor Group PLC	196,505	209,666
	Balfour Beatty PLC	2,190,656	7,496,458
	Bank of Georgia Group PLC	244,814	4,503,293
#	Barclays PLC, Sponsored ADR	3,195,564	24,893,444
	Barclays PLC	6,675,474	12,787,289
	Barratt Developments PLC	2,151,703	13,193,587
	Beazley PLC	2,482,151	16,439,618
	Begbies Traynor Group PLC	101,992	175,511
	Bellway PLC	530,954	15,867,052
	Berkeley Group Holdings PLC	366,148	18,975,051
#Ω	Biffa PLC	1,036,996	4,598,246
	Bloomsbury Publishing PLC	214,583	1,081,161
*	BlueJay Mining PLC	993,331	64,946
	Bodycote PLC	1,149,723	8,410,908
*	boohoo Group PLC	1,249,441	1,020,953
	BP PLC, Sponsored ADR	3,594,991	105,620,836
	BP PLC	11,071,577	54,187,173
	Braemar Shipping Services PLC	71,897	228,447
	Breedon Group PLC	483,063	418,520
	Brewin Dolphin Holdings PLC	1,814,004	11,338,993
	British American Tobacco PLC, Sponsored ADR	304,542	11,928,910
	British American Tobacco PLC	1,270,371	49,777,750
	Britvic PLC	1,592,483	16,732,086
	Brooks Macdonald Group PLC	757	20,080
	BT Group PLC	27,217,148	53,735,433
	Bunzl PLC	422,477	15,855,836
	Burberry Group PLC	862,728	18,965,831
	Burford Capital Ltd.	615,599	6,617,026
	Bytes Technology Group PLC	657,439	3,628,626
*	C&C Group PLC	1,794,815	4,337,931
*	Capita PLC	1,965,858	690,287
	Capital Ltd.	40,058	45,205
*	Capricorn Energy PLC	3,157,945	8,467,822
*	Card Factory PLC	1,775,449	1,147,572
	CareTech Holdings PLC	110,250	1,009,608
*	Carnival PLC	55,429	446,952
#*	Carnival PLC, ADR	122,081	998,623

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Carr's Group PLC	71,804	$114,993
	Castings PLC	62,252	242,160
*	Cazoo Group Ltd.	194,476	105,892
	Centamin PLC	7,873,097	7,960,270
	Centaur Media PLC	126,418	71,574
	Central Asia Metals PLC	303,551	924,498
*	CentralNic Group PLC	24,706	37,273
*	Centrica PLC	27,172,638	29,115,434
	Chemring Group PLC	1,126,904	4,769,186
	Chesnara PLC	392,924	1,415,600
#*	Cineworld Group PLC	54,529	15,388
*	Circassia Group PLC	71,546	30,559
	City of London Investment Group PLC	6,773	34,255
	Clarkson PLC	83,679	3,518,904
	Close Brothers Group PLC	822,883	11,123,441
	CLS Holdings PLC	198,396	490,206
Ω	CMC Markets PLC	847,564	2,657,365
	CNH Industrial NV	500,407	6,382,344
	Coats Group PLC	1,613,705	1,459,455
	Coca-Cola HBC AG	415,356	10,222,579
	Compass Group PLC	1,220,702	28,608,898
	Computacenter PLC	512,339	16,239,449
Ω	ContourGlobal PLC	270,972	848,945
Ω	ConvaTec Group PLC	2,333,571	6,507,131
#*	Costain Group PLC	707,971	379,027
*Ω	Countryside Partnerships PLC	1,305,654	4,627,883
	Cranswick PLC	261,255	10,652,317
	Crest Nicholson Holdings PLC	1,356,051	4,559,355
	Croda International PLC	233,279	21,333,343
	Currys PLC	5,457,674	4,462,542
	CVS Group PLC	128,189	2,691,312
	DCC PLC	257,495	16,811,670
#*	De La Rue PLC	759,991	833,546
	Dechra Pharmaceuticals PLC	95,627	4,303,468
	Devro PLC	1,110,561	2,501,045
	DFS Furniture PLC	320,429	564,156
	Diageo PLC, Sponsored ADR	255,774	48,955,144
	Diageo PLC	319,548	15,137,582
#*	Dialight PLC	31,395	105,129
#*	Dignity PLC	170,277	918,813
	Diploma PLC	526,139	17,669,064
	Direct Line Insurance Group PLC	7,445,473	18,684,772
	DiscoverIE Group PLC	323,216	2,994,916
	Diversified Energy Co. PLC	39,656	59,737
	Domino's Pizza Group PLC	1,940,987	6,764,311
#	dotdigital group PLC	223,845	267,731
	Drax Group PLC	1,964,850	18,848,244
	DS Smith PLC	5,349,281	19,068,002
	Dunelm Group PLC	576,215	5,991,184
Ω	DWF Group PLC	187,172	213,446
††	Dyson Group PLC	3,999	133
*	easyJet PLC	856,228	4,182,006
	EKF Diagnostics Holdings PLC	38,270	17,374
	Electrocomponents PLC	1,796,259	22,677,176
*	Elementis PLC	3,041,689	4,050,449
	EMIS Group PLC	105,097	2,346,959
*	Energean PLC	48,292	677,620
*	EnQuest PLC	6,178,206	2,170,652
*	Entain PLC	945,295	13,910,061

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Epwin Group PLC	9,451	$8,937
*	Ergomed PLC	31,356	460,631
#*	Esken Ltd.	828,934	73,694
	Essentra PLC	964,328	2,910,973
	Euromoney Institutional Investor PLC	400,997	7,099,784
*††	Evraz PLC	1,444,631	0
	Experian PLC	1,042,823	36,511,583
*	FD Technologies PLC	717	17,125
	FDM Group Holdings PLC	175,592	1,980,622
	Ferguson PLC	275,281	34,640,539
	Ferrexpo PLC	2,427,855	4,403,687
	Fevertree Drinks PLC	152,536	1,998,552
	Firstgroup PLC	2,685,678	4,386,259
Ω	Forterra PLC	677,378	2,440,765
	Foxtons Group PLC	447,487	240,466
*	Frasers Group PLC	1,197,231	13,099,759
#	Fresnillo PLC	642,980	5,779,857
*	Frontier Developments PLC	6,136	116,549
	Fuller Smith & Turner PLC, Class A	77,757	602,563
*Ω	Funding Circle Holdings PLC	65,068	29,522
	Galliford Try Holdings PLC	452,023	942,925
	Games Workshop Group PLC	124,180	11,752,739
#*	Gaming Realms PLC	35,681	10,980
	Gamma Communications PLC	80,591	1,093,128
	GB Group PLC	23,599	146,031
	Gem Diamonds Ltd.	1,834,426	982,759
	Genel Energy PLC	731,360	1,297,091
	Genuit Group PLC	974,611	5,047,296
	Genus PLC	48,222	1,670,101
*	Georgia Capital PLC	216,457	1,667,364
	Glencore PLC	17,279,135	97,932,938
*	Go-Ahead Group PLC	275,317	4,974,315
	Gooch & Housego PLC	7,297	77,578
	Goodwin PLC	1,013	29,772
	Grafton Group PLC	682,351	7,057,873
	Grainger PLC	2,238,733	8,091,179
*	Greencore Group PLC	2,169,823	2,661,829
	Greggs PLC	694,825	17,323,415
	GSK PLC	2,378,924	49,981,676
#	GSK PLC	824,186	34,755,940
	Gulf Keystone Petroleum Ltd.	1,405,124	4,044,537
*Ω	Gym Group PLC	271,086	588,993
	H&T Group PLC	17,925	86,695
*	Haleon PLC	2,973,655	10,567,002
	Haleon PLC	1,030,233	7,242,538
	Halfords Group PLC	1,291,292	2,701,658
	Halma PLC	401,272	11,300,974
	Harbour Energy PLC	263,485	1,178,222
	Hargreaves Lansdown PLC	786,688	8,144,395
	Hargreaves Services PLC	27,085	173,454
	Harworth Group PLC	63,915	124,250
	Hays PLC	7,342,403	11,455,385
	Headlam Group PLC	220,902	821,787
	Helical PLC	1,599,357	7,620,453
*	Helios Towers PLC	1,007,442	1,771,223
	Henry Boot PLC	150,711	525,435
	Hikma Pharmaceuticals PLC	592,924	12,532,633
	Hill & Smith Holdings PLC	402,566	6,470,828
	Hilton Food Group PLC	67,459	909,016

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hiscox Ltd.	1,161,910	$12,651,719
	Hochschild Mining PLC	1,648,218	1,627,285
	Hollywood Bowl Group PLC	174,192	428,233
	HomeServe PLC	1,463,100	20,967,576
*Ω	Hostelworld Group PLC	111,033	131,460
	Howden Joinery Group PLC	2,722,386	22,472,080
#	HSBC Holdings PLC, Sponsored ADR	3,036,261	95,338,595
*Ω	HSS Hire Group PLC	141,629	23,097
	Hunting PLC	780,981	2,054,730
*	Hyve Group PLC	965,108	828,574
Ω	Ibstock PLC	1,741,423	4,364,930
	IDOX PLC	103,546	78,322
	IG Group Holdings PLC	1,667,551	16,178,989
	IMI PLC	1,977,049	32,283,257
	Impax Asset Management Group PLC	74,236	651,824
	Imperial Brands PLC, Sponsored ADR	25,186	553,840
	Imperial Brands PLC	2,613,500	57,382,868
	Inchcape PLC	2,775,170	28,404,355
*	Indivior PLC	3,014,320	11,804,513
*	Informa PLC	1,628,216	11,841,434
	IntegraFin Holdings PLC	453,037	1,511,676
#	InterContinental Hotels Group PLC, ADR	77,860	4,695,743
	InterContinental Hotels Group PLC	123,307	7,309,004
	Intermediate Capital Group PLC	406,285	7,573,739
#*	International Consolidated Airlines Group SA	937,841	1,363,794
	International Personal Finance PLC	911,980	1,070,819
	Intertek Group PLC	279,035	14,913,081
	Investec PLC	2,530,177	13,687,387
	iomart Group PLC	52,135	108,836
	IP Group PLC	1,318,137	1,388,545
*	IQE PLC	559,211	298,351
	ITV PLC	9,834,993	8,845,772
*	IWG PLC	4,511,481	10,580,265
*	J D Wetherspoon PLC	777,879	5,312,147
	J Sainsbury PLC	6,984,652	18,841,590
*	James Fisher & Sons PLC	206,033	757,493
	James Halstead PLC	12,571	32,622
	JD Sports Fashion PLC	7,305,329	11,603,505
*	JET2 PLC	154,919	1,736,387
*	John Menzies PLC	398,734	2,949,716
*	John Wood Group PLC	2,989,642	5,730,564
	Johnson Matthey PLC	501,100	13,100,992
*	Johnson Service Group PLC	442,200	609,463
Ω	JTC PLC	52,089	473,670
	Jupiter Fund Management PLC	2,460,244	3,777,536
#*Ω	Just Eat Takeaway.com NV	115,881	2,131,047
	Just Group PLC	6,526,637	5,685,382
	Kainos Group PLC	267,983	4,467,244
	Keller Group PLC	517,707	5,033,497
	Keywords Studios PLC	12,666	389,402
#*	Kier Group PLC	1,083,382	1,010,184
*	Kin & Carta PLC	896,432	2,048,127
	Kingfisher PLC	7,572,708	23,959,070
*	Lamprell PLC	1,557,059	164,968
	Lancashire Holdings Ltd.	1,283,759	6,993,479
	Learning Technologies Group PLC	65,734	106,970
	Legal & General Group PLC	7,780,785	24,848,069
#*	Liberty Global PLC, Class A	115,018	2,502,792
*	Liberty Global PLC, Class C	281,606	6,445,961

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Liontrust Asset Management PLC	75,860	$963,763
	Lloyds Banking Group PLC	56,053,868	31,034,677
#	Lloyds Banking Group PLC, ADR	1,151,680	2,545,213
	London Stock Exchange Group PLC	156,253	15,249,184
	Lookers PLC	1,665,135	1,531,669
	LSL Property Services PLC	52,453	206,013
Ω	Luceco PLC	139,873	185,897
	M&G PLC	8,905,569	23,214,163
	Macfarlane Group PLC	218,218	308,033
	Man Group PLC	9,905,553	32,953,205
*	Marks & Spencer Group PLC	9,193,984	15,939,409
	Marshalls PLC	1,284,337	7,754,262
*	Marston's PLC	6,716,121	3,908,545
*	McBride PLC	984,768	193,636
	Mears Group PLC	658,972	1,551,896
	Medica Group PLC	13,288	25,780
*	Mediclinic International PLC	1,532,971	9,070,537
*	Meggitt PLC	2,460,127	23,697,622
	Melrose Industries PLC	10,475,659	20,620,905
*	Metro Bank PLC	28,970	28,911
	Micro Focus International PLC	914,738	3,186,596
*	Mitchells & Butlers PLC	1,477,653	3,121,289
	Mitie Group PLC	5,438,772	5,196,967
	MJ Gleeson PLC	46,676	301,670
	Mondi PLC	1,209,352	22,950,133
	Moneysupermarket.com Group PLC	2,676,163	6,662,078
	Morgan Advanced Materials PLC	1,814,348	7,061,457
	Morgan Sindall Group PLC	269,302	6,676,657
	Mortgage Advice Bureau Holdings Ltd.	8,476	95,939
*	Motorpoint group PLC	58,346	137,623
	MP Evans Group PLC	6,876	68,697
#*	N Brown Group PLC	1,466,385	454,525
#*	Naked Wines PLC	16,192	29,493
*	National Express Group PLC	2,653,576	5,945,081
	National Grid PLC	654,950	9,018,396
#	National Grid PLC, Sponsored ADR	270,591	18,835,874
	Natwest Group PLC	5,878,488	17,854,474
#	Natwest Group PLC, Sponsored ADR	1,375,181	8,553,626
	NCC Group PLC	273,116	746,020
	Next Fifteen Communications Group PLC	71,648	897,105
	Next PLC	206,512	17,192,494
	Ninety One PLC	1,834,007	4,567,271
	Norcros PLC	85,885	233,738
	Numis Corp. PLC	105,678	333,046
*	Ocado Group PLC	185,888	1,910,976
*Ω	On the Beach Group PLC	225,076	305,274
	OSB Group PLC	1,102,507	7,082,230
*	Oxford Biomedica PLC	8,253	48,456
	Oxford Instruments PLC	220,889	6,129,801
	Pagegroup PLC	2,106,718	11,725,922
	Pan African Resources PLC	3,857,642	948,465
*	Pantheon Resources PLC	167,718	239,330
	Paragon Banking Group PLC	1,653,559	10,796,240
*	Parkmead Group PLC	21,517	17,637
	PayPoint PLC	311,393	2,274,378
	Pearson PLC	1,779,443	16,469,193
#	Pearson PLC, Sponsored ADR	573,734	5,312,777
*	Pendragon PLC	6,682,287	1,791,423
	Pennon Group PLC	718,641	8,796,491

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon PLC	840,651	$19,390,633
*	Petrofac Ltd.	1,464,661	2,060,326
	Pets at Home Group PLC	2,234,879	8,967,034
*	Pharos Energy PLC	1,937,216	544,152
	Phoenix Group Holdings PLC	2,168,533	17,085,046
	Phoenix Spree Deutschland Ltd.	7,617	31,394
	Photo-Me International PLC	1,474,316	1,826,836
*	Playtech PLC	1,491,131	8,935,055
	Plus500 Ltd.	300,077	6,090,202
	Polar Capital Holdings PLC	107,591	641,112
	Porvair PLC	8,577	58,589
*	PPHE Hotel Group Ltd.	9,271	161,615
	Premier Foods PLC	10,458,526	14,847,831
	Provident Financial PLC	662,418	1,565,397
#	Prudential PLC, ADR	450,688	11,235,652
*	PureTech Health PLC	70,905	169,305
	PZ Cussons PLC	1,011,151	2,594,342
	QinetiQ Group PLC	3,056,914	14,237,003
Ω	Quilter PLC	4,178,312	5,353,685
*	Rank Group PLC	864,547	949,732
	Rathbones Group PLC	152,693	3,371,216
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	4,975,616	5,875,556
	Reckitt Benckiser Group PLC	569,846	46,222,907
#	Record PLC	117,617	100,692
	Redde Northgate PLC	1,290,636	5,781,939
	Redrow PLC	1,282,803	9,070,226
	RELX PLC, Sponsored ADR	392,885	11,597,963
	RELX PLC	1,040,481	30,838,482
	Renew Holdings PLC	64,694	586,441
*	Renewi PLC	615,585	5,691,621
	Renishaw PLC	78,133	4,147,939
#	Rentokil Initial PLC	4,032,481	26,626,304
#*	Restaurant Group PLC	3,387,768	2,100,281
#	Rhi Magnesita NV	59,806	1,694,897
	RHI Magnesita NV	86,189	2,376,002
	Ricardo PLC	129,502	656,665
	Rightmove PLC	1,936,248	15,137,148
	Rio Tinto PLC	606,029	36,585,654
#	Rio Tinto PLC, Sponsored ADR	1,793,636	109,465,605
	RM PLC	39,681	48,333
	Robert Walters PLC	178,335	1,177,016
*	Rockhopper Exploration PLC	104,390	9,917
	Rockhopper Exploration PLC	13,048	126
*	Rolls-Royce Holdings PLC	8,511,246	9,302,271
	Rotork PLC	4,545,590	14,424,372
	Royal Mail PLC	3,890,957	13,446,348
	RPS Group PLC	1,252,117	1,730,549
	RWS Holdings PLC	229,796	1,073,545
	S&U PLC	4,796	121,286
*	S4 Capital PLC	229,567	355,016
Ω	Sabre Insurance Group PLC	123,131	164,054
*	Saga PLC	671,926	1,297,548
	Sage Group PLC	1,406,935	12,125,124
*	Savannah Energy PLC	547,478	226,530
	Savills PLC	985,016	14,361,006
	Schroders PLC	187,556	6,802,975
	Schroders PLC	62,429	1,920,225
	ScS Group PLC	16,720	29,943

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Senior PLC	2,007,839	$3,550,447
	Serco Group PLC	3,002,518	6,907,872
	Serica Energy PLC	328,134	1,518,764
	Severfield PLC	697,941	500,143
	Severn Trent PLC	401,453	14,432,967
	Shell PLC	1,121,562	29,919,138
#	Shell PLC, Sponsored ADR	3,185,978	170,067,506
*	SIG PLC	2,819,675	1,254,800
	Sirius Real Estate Ltd.	2,118,034	2,465,373
	Smart Metering Systems PLC	108,571	1,246,405
#	Smith & Nephew PLC, Sponsored ADR	40,312	1,042,052
	Smith & Nephew PLC	428,730	5,496,813
	Smiths Group PLC	638,505	12,049,989
	Smiths News PLC	236,049	95,803
	Softcat PLC	560,322	9,559,206
*	SolGold PLC	560,933	173,761
	Spectris PLC	279,357	10,625,521
	Speedy Hire PLC	2,258,545	1,291,146
	Spirax-Sarco Engineering PLC	120,164	17,532,972
*Ω	Spire Healthcare Group PLC	2,044,344	5,932,659
	Spirent Communications PLC	2,116,238	7,279,180
	Sportech PLC	87,274	23,813
	SSE PLC	1,973,596	42,626,502
*	SSP Group PLC	2,239,645	6,964,667
	St. James's Place PLC	1,447,406	21,741,584
*	Staffline Group PLC	61,657	34,062
	Standard Chartered PLC	4,236,364	29,199,938
	SThree PLC	448,843	2,061,543
	Strix Group PLC	63,031	122,648
#††	Studio Retail Group PLC	86,255	90,598
	STV Group PLC	65,403	223,271
#*	Superdry PLC	257,299	443,397
	Synthomer PLC	1,982,252	5,654,413
	Tate & Lyle PLC	2,551,269	24,993,159
	Taylor Wimpey PLC	12,104,444	18,840,307
	TBC Bank Group PLC	34,024	572,762
	TClarke PLC	71,798	141,777
*	Ted Baker PLC	364,851	391,774
	Telecom Plus PLC	313,630	8,621,066
	Tesco PLC	9,171,078	29,412,891
*	THG PLC	311,706	259,914
Ω	TI Fluid Systems PLC	385,170	819,890
	Topps Tiles PLC	1,020,971	485,912
	TP ICAP Group PLC	6,329,685	9,187,919
	Travis Perkins PLC	1,300,928	16,696,942
	Treatt PLC	18,609	183,096
*	Tremor International Ltd.	4,362	22,916
*	Tremor International Ltd., ADR	19,617	203,232
	Trifast PLC	104,472	119,599
	TT Electronics PLC	596,533	1,397,881
#*	Tullow Oil PLC	3,958,777	2,484,742
	Tyman PLC	307,737	994,839
	Ultra Electronics Holdings PLC	485,828	20,747,099
#	Unilever PLC, Sponsored ADR	999,797	48,650,122
	Unilever PLC	1,049,964	51,150,766
	United Utilities Group PLC	1,088,896	14,467,655
*	Verici Dx PLC	765	212
*	Versarien PLC	28,257	6,562
	Vertu Motors PLC	720,052	516,218

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vesuvius PLC	1,018,529	$4,462,098
	Victrex PLC	323,234	7,613,130
	VIDENDUM PLC	80,402	1,266,310
	Virgin Money UK PLC	4,820,096	8,407,011
	Vistry Group PLC	1,260,213	14,206,291
	Vodafone Group PLC	50,240,057	74,036,619
	Vodafone Group PLC, Sponsored ADR	380,753	5,619,910
	Volex PLC	127,826	491,103
	Volution Group PLC	348,490	1,782,539
	Vp PLC	17,118	182,704
*Ω	Watches of Switzerland Group PLC	502,900	5,451,584
	Watkin Jones PLC	426,891	1,143,506
	Weir Group PLC	269,196	5,504,731
*	WH Smith PLC	428,358	7,560,727
	Whitbread PLC	436,198	13,884,104
	Wickes Group PLC	1,978,862	3,285,822
	Wilmington PLC	150,471	503,665
	Wincanton PLC	503,299	2,310,848
*	Wise P.L.C., Class A	22,664	130,431
#*Ω	Wizz Air Holdings PLC	2,007	54,504
#	WPP PLC, Sponsored ADR	115,370	6,225,365
	WPP PLC	1,461,976	15,778,205
#*	Xaar PLC	225,814	621,309
	XP Power Ltd.	24,179	897,317
	XPS Pensions Group PLC	7,023	12,570
	Young & Co's Brewery PLC, Class A	22,260	336,666
	Zotefoams PLC	10,156	30,809
TOTAL UNITED KINGDOM			4,077,152,644
UNITED STATES — (0.0%)
*	5E Advanced Materials, Inc.	62,379	101,906
	ADTRAN Holdings, Inc.	173,129	4,052,072
#	Arko Corp.	38,402	350,616
*	GXO Logistics, Inc.	4,237	203,357
TOTAL UNITED STATES			4,707,951
TOTAL COMMON STOCKS			29,202,791,964
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	117,249	8,902,142
	Draegerwerk AG & Co. KGaA	53,945	2,830,478
	Fuchs Petrolub SE	243,268	7,289,047
	Henkel AG & Co. KGaA	176,479	11,274,060
	Jungheinrich AG	343,204	9,341,837
	Porsche Automobil Holding SE	252,720	18,292,306
	Sartorius AG	40,319	18,034,657
	Schaeffler AG	390,682	2,301,309
	Sixt SE	90,052	6,353,038
	STO SE & Co. KGaA	9,414	1,460,710
	Villeroy & Boch AGSeries A	61,622	1,183,613
	Volkswagen AG	410,212	57,999,810
TOTAL GERMANY			145,263,007
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd.	5,654	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»

AUSTRALIA — (Continued)
*	Magellan Financial Group Ltd. Warrants 04/16/2027	32,724	$19,206
TOTAL AUSTRALIA			19,206
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	202,486	0
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	120,800	4,001
ITALY — (0.0%)
*	Saipem SpA	1	0
#*	Webuild SpA	66,474	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	2,760,613	0
TOTAL RIGHTS/WARRANTS			23,207
TOTAL INVESTMENT SECURITIES (Cost $26,110,114,022)			29,348,078,178

			Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	139,057,604	1,608,479,301
TOTAL INVESTMENTS — (100.0%)
(Cost $27,718,595,451)^^			$30,956,557,479
As of July 31, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,298	09/16/22	$252,689,847	$268,264,150	$15,574,303
Total Futures Contracts			$252,689,847	$268,264,150	$15,574,303
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$107,889,046	$1,894,412,291	—	$2,002,301,337
Austria	52,080	144,538,327	—	144,590,407
Belgium	17,682,438	322,137,800	—	339,820,238
Canada	3,455,839,691	6,802,216	—	3,462,641,907
China	7,336,703	9,213,229	—	16,549,932
Denmark	77,627,276	598,364,552	—	675,991,828
Finland	13,996,957	446,860,864	—	460,857,821
France	27,605,227	2,218,906,432	$744,542	2,247,256,201
Germany	39,771,570	1,746,426,635	—	1,786,198,205
Hong Kong	246,829	714,441,736	580,116	715,268,681
Ireland	39,822,719	147,363,646	—	187,186,365
Israel	33,069,166	288,786,330	—	321,855,496
Italy	9,680,504	680,463,982	—	690,144,486

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$116,745,956	$6,352,101,941	—	$6,468,847,897
Netherlands	167,804,709	787,567,567	—	955,372,276
New Zealand	256,407	117,292,996	—	117,549,403
Norway	19,222,894	299,881,831	—	319,104,725
Portugal	362,909	81,901,110	—	82,264,019
Singapore	2,436,163	281,032,988	$51,070	283,520,221
Spain	5,954,415	632,332,318	—	638,286,733
Sweden	2,891,121	890,709,774	—	893,600,895
Switzerland	257,817,184	2,053,905,112	—	2,311,722,296
United Kingdom	798,668,188	3,278,393,725	90,731	4,077,152,644
United States	4,606,045	101,906	—	4,707,951
Preferred Stocks
Germany	—	145,263,007	—	145,263,007
Rights/Warrants
Australia	—	19,206	—	19,206
Hong Kong	—	4,001	—	4,001
Securities Lending Collateral	—	1,608,479,301	—	1,608,479,301
Futures Contracts**	15,574,303	—	—	15,574,303
TOTAL	$5,222,960,500	$25,747,704,823	$1,466,459^	$30,972,131,782
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,210,740,397
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,456,666,895
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,427,282,657
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,256,442,522
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,131,703,640
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,482,836,111

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 1.880% (Cost $98,212,934)	98,212,934	98,212,934
TOTAL INVESTMENTS — (100.0%) (Cost $10,108,805,403)^^		$10,581,049,045
As of July 31, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	458	09/16/22	$90,064,834	$94,657,150	$4,592,316
Total Futures Contracts			$90,064,834	$94,657,150	$4,592,316
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,482,836,111	—	—	$10,482,836,111
Temporary Cash Investments	98,212,934	—	—	98,212,934
Futures Contracts**	4,592,316	—	—	4,592,316
TOTAL	$10,585,641,361	—	—	$10,585,641,361
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,248,033	$52,217,701
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,281,044
Investment in The Continental Small Company Series of The DFA Investment Trust Company		9,846,133
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,880,469
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,376,112
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,161,813
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,610,037
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $81,822,072)^^		$87,373,309
Summary of the Portfolio’s investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$87,373,309	—	—	$87,373,309
TOTAL	$87,373,309	—	—	$87,373,309

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$312,515,285
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$312,515,285
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$314,160,236
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$314,160,236
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,275,125
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$22,275,125
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$713,271,545
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$713,271,545
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (92.5%)
AUSTRALIA — (19.4%)
	360 Capital Group Ltd.	140,572	$84,562
	Abacus Property Group	6,033,136	12,462,810
	Arena REIT	4,426,036	15,024,875
	Aspen Group Ltd.	1,307,817	1,402,169
#	Australian Unity Office Fund	317,893	402,023
	BWP Trust	5,345,815	16,108,823
	Carindale Property Trust	264,743	806,653
	Centuria Capital Group	2,590,070	3,810,057
	Centuria Industrial REIT	6,293,835	14,042,435
	Centuria Office REIT	6,181,850	8,100,228
	Charter Hall Group	5,636,953	50,941,698
	Charter Hall Long Wale REIT	6,903,470	22,141,939
	Charter Hall Retail REIT	6,098,067	18,050,475
	Charter Hall Social Infrastructure REIT	4,870,987	12,939,556
#	Cromwell Property Group	16,237,583	9,598,994
	Dexus	12,940,200	86,958,198
#	Dexus Convenience Retail REIT	527,959	1,146,742
#	Dexus Industria REIT	2,879,893	6,085,176
	Garda Property Group	280,209	305,497
	GDI Property Group Partnership	6,364,342	4,375,774
	Goodman Group	19,616,583	287,089,882
	GPT Group	23,289,020	74,925,420
††	GPT Group	38,018,670	124,849
	Growthpoint Properties Australia Ltd.	3,440,990	9,144,739
	Home Consortium, Ltd.	19,643	73,971
	HomeCo Daily Needs REIT	9,340,368	9,067,237
	Hotel Property Investments	2,384,539	5,652,004
	Ingenia Communities Group	6,174,759	20,247,044
	Mirvac Group	47,329,441	71,703,444
	National Storage REIT	14,004,329	24,488,194
	Scentre Group	61,826,602	126,697,689
	Shopping Centres Australasia Property Group	12,865,133	26,849,201
	Stockland	27,476,412	74,452,465
	Vicinity Centres	43,993,909	64,371,664
	Waypoint REIT Ltd.	8,000,755	14,738,141
TOTAL AUSTRALIA			1,094,414,628
BELGIUM — (3.3%)
	Aedifica SA	396,573	41,174,341
	Ascencio	26,978	1,466,958
#	Care Property Invest NV	237,829	5,887,891
#	Cofinimmo SA	345,470	38,878,835
#	Home Invest Belgium SA	30,153	752,438
	Intervest Offices & Warehouses NV	338,396	9,572,532
#	Montea NV	124,616	12,602,106
	Nextensa SA	32,227	2,068,733
	Retail Estates NV	125,868	8,886,811
	Warehouses De Pauw CVA	1,636,065	55,616,714
	Wereldhave Belgium Comm VA	44,316	2,369,474
	Xior Student Housing NV	158,702	6,942,109
TOTAL BELGIUM			186,218,942
CANADA — (5.4%)
#	Allied Properties Real Estate Investment Trust	708,837	18,914,498

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Artis Real Estate Investment Trust	880,047	$8,013,235
	Automotive Properties Real Estate Investment Trust	258,206	2,631,360
#	Boardwalk Real Estate Investment Trust	243,972	9,305,058
	BSR Real Estate Investment Trust	155,539	2,600,612
#	BTB Real Estate Investment Trust	489,914	1,423,201
#	Canadian Apartment Properties REIT	961,848	36,436,880
#	Choice Properties Real Estate Investment Trust	1,896,215	21,130,759
#	Crombie Real Estate Investment Trust	546,512	7,080,266
#	CT Real Estate Investment Trust	599,756	7,962,088
	Dream Industrial Real Estate Investment Trust	1,436,210	14,154,051
#	Dream Office Real Estate Investment Trust	354,615	5,657,557
	European Residential Real Estate Investment Trust	175,025	518,016
#	First Capital Real Estate Investment Trust	1,183,615	14,419,112
#	Granite Real Estate Investment Trust	365,119	23,032,535
#	H&R Real Estate Investment Trust	1,616,689	17,031,071
#	Inovalis Real Estate Investment Trust	281,309	1,579,487
	InterRent Real Estate Investment Trust	762,949	7,983,692
	Killam Apartment Real Estate Investment Trust	625,385	8,785,816
#Ω	Minto Apartment Real Estate Investment Trust	213,031	2,561,928
	Morguard North American Residential Real Estate Investment Trust	283,165	3,745,902
#	Morguard Real Estate Investment Trust	393,815	1,556,131
#	Nexus Industrial REIT	104,151	833,664
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,367,989	14,047,913
#	Plaza Retail REIT	571,354	1,873,949
#	Primaris REIT	368,691	3,814,884
#	PRO Real Estate Investment Trust	342,828	1,721,435
#	RioCan Real Estate Investment Trust	1,733,727	27,822,490
#	Slate Grocery REIT, Class U	287,574	3,328,138
#	Slate Office REIT	437,430	1,602,083
#	SmartCentres Real Estate Investment Trust	815,243	18,602,476
#	Summit Industrial Income REIT	1,036,681	15,082,087
#	True North Commercial Real Estate Investment Trust	564,580	2,984,816
TOTAL CANADA			308,237,190
CHINA — (0.2%)
	China Merchants Commercial Real Estate Investment Trust	237,000	78,255
	Spring Real Estate Investment Trust	5,905,000	1,992,095
	Yuexiu Real Estate Investment Trust	26,129,250	10,152,055
TOTAL CHINA			12,222,405
FRANCE — (3.4%)
*	Acanthe Developpement SA	216,361	97,904
	Altarea SCA	45,485	6,745,508
	ARGAN SA	63,896	6,516,263
	Carmila SA	488,569	7,732,933
	Covivio	568,122	35,930,094
	Covivio Hotels SACA	1,523	26,484
#	Gecina SA	510,347	52,326,182
#	ICADE	380,048	19,027,725
	Klepierre SA	2,381,075	52,907,586
	Mercialys SA	868,696	7,700,342
	Societe de la Tour Eiffel	51,211	1,167,540
	Vitura SA	18,365	559,156
TOTAL FRANCE			190,737,717
GERMANY — (0.2%)
#	Hamborner REIT AG	1,196,845	10,530,320

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (4.2%)
	Champion REIT	23,849,012	$10,518,487
	Fortune Real Estate Investment Trust	17,112,000	14,612,635
	Link REIT	24,123,627	202,019,191
	Prosperity REIT	16,975,000	5,187,367
	Regal Real Estate Investment Trust	9,781,000	1,593,623
	Sunlight Real Estate Investment Trust	13,325,000	6,363,738
TOTAL HONG KONG			240,295,041
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	5,344,769	7,414,069
ITALY — (0.1%)
#Ω	COIMA RES SpA	11,056	112,859
#	Immobiliare Grande Distribuzione SIIQ SpA	787,657	2,927,990
TOTAL ITALY			3,040,849
JAPAN — (23.2%)
	Activia Properties, Inc.	7,763	24,340,681
#	Advance Residence Investment Corp.	14,773	40,705,454
#	AEON REIT Investment Corp.	17,374	20,377,809
#	Comforia Residential REIT, Inc.	7,475	18,880,178
	CRE Logistics REIT, Inc.	6,664	10,197,987
	Daiwa House REIT Investment Corp.	25,437	61,221,649
	Daiwa Office Investment Corp.	3,603	18,278,943
	Daiwa Securities Living Investments Corp.	21,840	20,627,262
	ESCON Japan Reit Investment Corp.	1,770	1,592,295
	Frontier Real Estate Investment Corp.	5,528	22,531,846
	Fukuoka REIT Corp.	7,242	9,397,897
	Global One Real Estate Investment Corp.	10,907	9,003,039
	GLP J-Reit	52,724	69,340,178
	Hankyu Hanshin REIT, Inc.	7,125	8,213,950
#	Health Care & Medical Investment Corp.	4,070	5,298,782
	Heiwa Real Estate REIT, Inc.	10,250	11,473,788
	Hoshino Resorts REIT, Inc.	2,530	12,391,999
	Hulic Reit, Inc.	14,758	18,477,202
	Ichigo Hotel REIT Investment Corp.	2,996	2,115,235
	Ichigo Office REIT Investment Corp.	13,430	8,636,397
#	Industrial & Infrastructure Fund Investment Corp.	21,021	29,227,893
	Invincible Investment Corp.	69,310	21,803,705
#	Itochu Advance Logistics Investment Corp.	5,624	6,484,108
	Japan Excellent, Inc.	14,329	13,631,573
	Japan Hotel REIT Investment Corp.	50,904	26,416,887
#	Japan Logistics Fund, Inc.	9,294	22,334,148
	Japan Metropolitan Fund Invest	85,139	69,378,988
	Japan Prime Realty Investment Corp.	9,608	29,339,838
	Japan Real Estate Investment Corp.	14,648	70,734,626
	Kenedix Office Investment Corp.	4,885	26,257,365
#	Kenedix Residential Next Investment Corp.	11,273	18,951,003
	Kenedix Retail REIT Corp.	6,714	14,393,259
	LaSalle Logiport REIT	21,429	28,241,774
#	Marimo Regional Revitalization REIT, Inc.	2,179	2,210,645
	Mirai Corp.	20,436	7,772,041
#	Mitsubishi Estate Logistics REIT Investment Corp.	4,324	15,502,016
#	Mitsui Fudosan Logistics Park, Inc.	6,104	23,973,655
#	Mori Hills REIT Investment Corp.	17,271	19,848,256
	Mori Trust Hotel Reit, Inc.	4,065	3,910,642
	Mori Trust Sogo Reit, Inc.	11,520	12,736,519
	Nippon Accommodations Fund, Inc.	5,197	27,156,143

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Building Fund, Inc.	18,587	$98,599,330
	Nippon Prologis REIT, Inc.	25,004	65,023,050
	NIPPON REIT Investment Corp.	5,327	15,011,564
	Nomura Real Estate Master Fund, Inc.	49,165	61,593,430
	NTT UD REIT Investment Corp.	14,984	17,166,995
	One REIT, Inc.	2,672	5,554,382
	Ooedo Onsen Reit Investment Corp.	2,957	1,518,408
	Orix JREIT, Inc.	30,006	43,048,584
#	Samty Residential Investment Corp.	3,914	3,733,434
	Sankei Real Estate, Inc.	3,987	3,007,782
	Sekisui House Reit, Inc.	46,510	29,132,944
	SOSiLA Logistics REIT, Inc.	5,876	6,786,044
#	Star Asia Investment Corp.	17,761	7,935,039
	Starts Proceed Investment Corp.	3,551	6,875,108
	Takara Leben Real Estate Investment Corp.	6,534	5,688,024
#	Tokyu REIT, Inc.	9,670	14,137,256
	Tosei Reit Investment Corp.	4,099	4,267,795
	United Urban Investment Corp.	33,904	36,958,894
	XYMAX REIT Investment Corp.	2,810	2,714,242
TOTAL JAPAN			1,312,159,960
MALAYSIA — (0.4%)
	Al-'Aqar Healthcare REIT	191,600	52,138
	AmanahRaya Real Estate Investment Trust	294,900	42,094
	AmFIRST Real Estate Investment Trust	1,788,940	154,729
#	Axis Real Estate Investment Trust	9,904,498	4,340,206
	Capitaland Malaysia Mall Trust	13,083,103	1,676,472
#	IGB Real Estate Investment Trust	15,768,100	5,741,884
#	KLCCP Stapled Group	2,953,500	4,663,364
	Pavilion Real Estate Investment Trust	2,760,800	844,271
	Sentral REIT	3,104,400	687,432
	Sunway Real Estate Investment Trust	17,338,300	5,884,764
#	YTL Hospitality REIT	6,417,800	1,355,829
TOTAL MALAYSIA			25,443,183
MEXICO — (1.6%)
*	Asesor de Activos Prisma SAPI de CV	9,580,308	1,738,841
#	Concentradora Fibra Danhos SA de CV	3,334,368	3,835,615
#*Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,135,625	1,643,254
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	442,496
	Fibra Uno Administracion SA de CV	33,757,624	34,609,617
Ω	Macquarie Mexico Real Estate Management SA de CV	13,643,921	17,843,415
#	PLA Administradora Industrial S de RL de CV	10,483,358	15,021,407
#	Prologis Property Mexico SA de CV	4,751,419	13,306,444
TOTAL MEXICO			88,441,089
NETHERLANDS — (2.1%)
#	Eurocommercial Properties NV	645,479	14,615,191
	NSI NV	261,086	8,471,231
#*	Unibail-Rodamco-Westfield	6,567,036	18,456,918
*	Unibail-Rodamco-Westfield	1,143,546	64,935,957
	Vastned Retail NV	205,717	4,984,820
#	Wereldhave NV	463,316	7,018,777
TOTAL NETHERLANDS			118,482,894
NEW ZEALAND — (1.2%)
	Argosy Property Ltd.	10,336,061	8,506,323

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Goodman Property Trust	12,751,861	$17,513,854
	Kiwi Property Group Ltd.	18,552,494	11,911,552
	Precinct Properties New Zealand Ltd.	13,765,198	12,319,785
#	Property for Industry Ltd.	3,144,984	5,089,017
#	Stride Property Group	4,212,803	4,724,133
	Vital Healthcare Property Trust	5,325,753	9,511,328
TOTAL NEW ZEALAND			69,575,992
SINGAPORE — (9.8%)
	AIMS APAC REIT	7,428,054	7,480,654
	ARA U.S. Hospitality Trust	143,100	68,047
	Ascendas Real Estate Investment Trust	38,979,580	83,901,923
	Ascott Residence Trust	21,877,521	18,578,646
#	CapitaLand China Trust	13,227,100	11,315,337
	CapitaLand Integrated Commercial Trust	57,356,711	90,607,535
	CDL Hospitality Trusts	11,507,280	11,016,309
#	EC World Real Estate Investment Trust	2,427,600	940,111
	Elite Commercial	430	322
	ESR-REIT	65,408,842	19,904,809
	Far East Hospitality Trust	10,494,321	4,866,626
	First Real Estate Investment Trust	17,182,303	3,490,530
	Frasers Centrepoint Trust	11,329,558	19,145,657
	Frasers Hospitality Trust	4,785,800	2,406,879
	Frasers Logistics & Commercial Trust	30,797,433	32,149,340
#	IREIT Global	2,100,481	912,323
#	Keppel DC REIT	14,602,183	21,893,920
	Keppel Pacific Oak U.S. REIT	7,773,500	5,445,376
	Keppel REIT	19,835,126	15,946,787
	Lendlease Global Commercial	10,276,699	6,221,011
#	Lippo Malls Indonesia Retail Trust	58,613,579	2,039,340
#	Manulife U.S. Real Estate Investment Trust	17,148,486	9,953,101
	Mapletree Commercial Trust	23,612,606	32,525,707
	Mapletree Industrial Trust	21,324,790	41,887,127
	Mapletree Logistics Trust	36,612,847	46,728,716
	OUE Commercial Real Estate Investment Trust	15,049,655	4,194,250
	Parkway Life Real Estate Investment Trust	4,405,300	15,281,655
	Prime U.S. REIT	2,609,400	1,827,694
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,586,684	3,374,803
	Sasseur Real Estate Investment Trust	3,454,500	1,977,130
	Starhill Global REIT	22,116,100	9,542,743
	Suntec Real Estate Investment Trust	23,578,600	27,539,511
TOTAL SINGAPORE			553,163,919
SOUTH AFRICA — (1.8%)
#*	Attacq Ltd.	4,606,712	1,743,305
	Equites Property Fund Ltd.	6,325,060	7,271,539
	Fairvest Ltd. B REIT, Class B	5,404,111	1,075,454
	Growthpoint Properties Ltd.	39,855,264	32,484,829
#	Hyprop Investments Ltd.	4,358,912	9,691,274
	Investec Property Fund Ltd.	4,555,389	2,984,955
	Lighthouse Properties PLC	1,869,071	834,802
	Octodec Investments Ltd.	456,880	226,095
	Redefine Properties Ltd.	74,950,409	18,412,127
#	Resilient REIT Ltd.	4,567,780	15,841,149
#	SA Corporate Real Estate Ltd.	29,755,762	3,874,007
#	Vukile Property Fund Ltd.	9,985,502	8,536,075
TOTAL SOUTH AFRICA			102,975,611

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (0.2%)
	E KOCREF CR-REIT Co. Ltd.	331,987	$1,433,432
	IGIS Residence REIT Co. Ltd.	9,848	35,434
	IGIS Value Plus REIT Co. Ltd.	221,967	876,824
	JR Global Reit	1,106,953	4,006,604
	Koramco Energy Plus Reit	572,338	2,488,428
	Miraeasset Maps Reit1 Co. Ltd.	9,562	32,468
	Shinhan Alpha REIT Co. Ltd.	495,488	2,980,577
TOTAL SOUTH KOREA			11,853,767
SPAIN — (1.3%)
	Inmobiliaria Colonial Socimi SA	3,343,487	22,152,176
	Lar Espana Real Estate Socimi SA	959,918	4,698,514
	Merlin Properties Socimi SA	4,103,768	44,016,209
TOTAL SPAIN			70,866,899
TAIWAN — (0.3%)
	Cathay No 1 REIT	10,846,000	6,521,200
	Cathay No 2 REIT	4,142,000	2,561,462
	Fubon No 1 REIT	1,308,000	731,197
	Fubon No 2 REIT	4,032,000	2,138,988
	Shin Kong No.1 REIT	4,876,000	3,235,734
TOTAL TAIWAN			15,188,581
TURKEY — (0.4%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	3,669,077	528,604
*	AKIS Gayrimenkul Yatirimi AS	4,913,919	893,207
	Alarko Gayrimenkul Yatirim Ortakligi AS	442,757	893,720
#	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	33,305,328	5,770,981
	Halk Gayrimenkul Yatirim Ortakligi AS	1,908,518	244,581
*	Is Gayrimenkul Yatirim Ortakligi AS	7,314,187	8,109,328
*	Nurol Gayrimenkul Yatirim Ortakligi AS	339,953	88,476
*	Ozak Gayrimenkul Yatirim Ortakligi	2,765,843	1,155,417
*	Panora Gayrimenkul Yatirim Ortakligi	782,630	547,547
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	2,050,618	898,507
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	9,493,492	1,217,443
	Yeni Gimat Gayrimenkul Ortakligi AS	497,770	609,481
TOTAL TURKEY			20,957,292
UNITED KINGDOM — (13.9%)
	Assura PLC	31,761,746	26,617,920
	Balanced Commercial Property Trust Ltd.	399,800	584,114
	Big Yellow Group PLC	2,145,993	37,225,762
	British Land Co. PLC	10,155,827	61,064,316
#	Capital & Counties Properties PLC	7,847,204	14,216,331
*	Capital & Regional PLC	5,467	3,812
#	Civitas Social Housing PLC	5,692,633	5,742,138
	CLS Holdings PLC	391,934	968,408
	Custodian REIT PLC	2,505,808	3,320,126
	Derwent London PLC	1,174,358	40,999,314
	Ediston Property Investment Co. PLC	806,955	773,065
	Empiric Student Property PLC	6,234,542	6,837,381
	Great Portland Estates PLC	2,668,312	20,197,940
#	Hammerson PLC	58,834,240	17,962,236
	Impact Healthcare REIT PLC	1,359,387	1,944,901
*††	Intu Properties PLC	13,154,625	0
	Land Securities Group PLC	8,265,310	73,859,048
	LondonMetric Property PLC	11,867,362	36,264,338

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	LXI REIT PLC	12,888,064	$23,344,898
	NewRiver REIT PLC	4,202,650	4,503,567
	Picton Property Income Ltd. (The)	242,111	272,664
	Primary Health Properties PLC	15,647,335	28,151,780
	PRS REIT PLC	935,937	1,254,450
Ω	Regional REIT Ltd.	4,503,600	4,051,487
	Safestore Holdings PLC	2,678,509	37,297,189
	Schroder Real Estate Investment Trust Ltd.	5,094,733	3,362,195
	Segro PLC	14,282,777	191,074,706
#	Shaftesbury PLC	2,261,265	13,875,825
	Standard Life Investment Property Income Trust Ltd.	3,987,204	3,844,308
	Target Healthcare REIT PLC	3,930,243	5,512,898
	Tritax Big Box REIT PLC	22,387,279	53,861,935
	UK Commercial Property REIT Ltd.	769,337	722,236
	UNITE Group PLC	3,909,116	55,733,427
	Urban Logistics REIT PLC	279,137	603,143
	Workspace Group PLC	1,789,048	12,858,821
TOTAL UNITED KINGDOM			788,906,679
TOTAL COMMON STOCKS Cost ($5,232,902,933)			5,231,127,027

			Value†
SECURITIES LENDING COLLATERAL — (7.5%)
@§	The DFA Short Term Investment Fund	36,608,482	423,450,310
TOTAL INVESTMENTS — (100.0%)
(Cost $5,656,310,308)^^			$5,654,577,337
As of July 31, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	277	09/16/22	$54,065,783	$57,248,975	$3,183,192
Total Futures Contracts			$54,065,783	$57,248,975	$3,183,192
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$402,023	$1,093,887,756	$124,849	$1,094,414,628
Belgium	—	186,218,942	—	186,218,942
Canada	308,237,190	—	—	308,237,190
China	—	12,222,405	—	12,222,405
France	—	190,737,717	—	190,737,717
Germany	—	10,530,320	—	10,530,320
Hong Kong	—	240,295,041	—	240,295,041
Ireland	—	7,414,069	—	7,414,069
Italy	—	3,040,849	—	3,040,849
Japan	—	1,312,159,960	—	1,312,159,960
Malaysia	—	25,443,183	—	25,443,183

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$88,441,089	—	—	$88,441,089
Netherlands	—	$118,482,894	—	118,482,894
New Zealand	—	69,575,992	—	69,575,992
Singapore	—	553,163,919	—	553,163,919
South Africa	—	102,975,611	—	102,975,611
South Korea	—	11,853,767	—	11,853,767
Spain	—	70,866,899	—	70,866,899
Taiwan	—	15,188,581	—	15,188,581
Turkey	—	20,957,292	—	20,957,292
United Kingdom	—	788,906,679	—	788,906,679
Securities Lending Collateral	—	423,450,310	—	423,450,310
Futures Contracts**	3,183,192	—	—	3,183,192
TOTAL	$400,263,494	$5,257,372,186	$124,849^	$5,657,760,529
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value†
COMMON STOCKS — (59.7%)
UNITED STATES — (59.7%)
	Acadia Realty Trust	400,826	$6,866,149
	Agree Realty Corp.	291,337	23,187,512
#	Alexander's, Inc.	10,359	2,522,520
	Alexandria Real Estate Equities, Inc.	647,118	107,279,222
	Alpine Income Property Trust, Inc.	3,313	61,854
	American Assets Trust, Inc.	233,497	7,058,614
	American Campus Communities, Inc.	593,164	38,745,473
	American Homes 4 Rent, Class A	1,300,054	49,246,061
	American Tower Corp.	1,932,640	523,416,891
	Americold Realty Trust	446,255	14,614,851
	Apartment Income REIT Corp.	693,847	31,459,025
*	Apartment Investment & Management Co., Class A	669,779	5,572,562
	Apple Hospitality REIT, Inc.	997,783	16,643,020
*	Ashford Hospitality Trust, Inc.	19,807	172,717
	AvalonBay Communities, Inc.	595,358	127,370,891
	Bluerock Residential Growth REIT, Inc.	117,283	3,081,024
	Boston Properties, Inc.	631,669	57,582,946
#	Braemar Hotels & Resorts, Inc.	185,602	963,274
#	Brandywine Realty Trust	780,597	7,298,582
	Brixmor Property Group, Inc.	1,329,571	30,819,456
#	Broadstone Net Lease, Inc.	33,584	761,349
	BRT Apartments Corp.	22,262	511,803
	Camden Property Trust	442,654	62,458,479
	CareTrust REIT, Inc.	440,507	9,096,470
#	Cedar Realty Trust, Inc.	44,088	1,281,196
	Centerspace	61,170	5,253,891
*	Chatham Lodging Trust	218,251	2,653,932
	City Office REIT, Inc.	196,886	2,776,093
	Clipper Realty, Inc.	12,303	110,850
	Community Healthcare Trust, Inc.	97,118	3,782,746
#	Corporate Office Properties Trust	516,520	14,540,038
#	Cousins Properties, Inc.	660,333	20,371,274
	Creative Media & Community Trust Corp.	2,013	14,192
	Crown Castle International Corp.	1,842,366	332,841,842
#	CTO Realty Growth, Inc.	69,600	1,475,520
	CubeSmart	915,834	42,009,306
*	DiamondRock Hospitality Co.	954,819	8,860,720
	Digital Realty Trust, Inc.	1,188,057	157,358,123
	Diversified Healthcare Trust	1,078,686	1,866,127
	Douglas Emmett, Inc.	749,984	17,729,622
	Duke Realty Corp.	1,606,695	100,514,839
	Easterly Government Properties, Inc.	381,061	7,724,106
	EastGroup Properties, Inc.	172,932	29,491,823
#	Empire State Realty Trust, Inc., Class A	662,688	5,652,729
#	EPR Properties	344,165	18,519,519
	Equinix, Inc.	385,201	271,081,352
*	Equity Commonwealth	347,295	9,741,625
#	Equity LifeStyle Properties, Inc.	734,982	54,035,877
	Equity Residential	1,579,900	123,848,361
»††	Esc War Ind	183,367	0
	Essential Properties Realty Trust, Inc.	543,106	13,099,717
	Essex Property Trust, Inc.	277,372	79,475,399
	Extra Space Storage, Inc.	565,224	107,121,253
	Federal Realty Investment Trust	317,280	33,507,941
	First Industrial Realty Trust, Inc.	583,397	30,307,474

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Four Corners Property Trust, Inc.	346,577	$10,130,446
	Franklin Street Properties Corp.	470,776	1,784,241
	Gaming & Leisure Properties, Inc.	996,160	51,790,358
	Getty Realty Corp.	170,794	5,011,096
	Gladstone Commercial Corp.	145,505	3,048,330
#	Global Medical REIT, Inc.	201,336	2,452,272
#	Global Net Lease, Inc.	451,060	6,806,500
#	Healthcare Realty Trust, Inc.	1,650,639	43,329,274
	Healthpeak Properties, Inc.	2,298,884	63,518,165
*	Hersha Hospitality Trust	167,441	1,687,805
	Highwoods Properties, Inc.	445,396	15,842,736
	Host Hotels & Resorts, Inc.	2,986,477	53,189,155
	Hudson Pacific Properties, Inc.	676,343	10,172,199
#	Independence Realty Trust, Inc.	747,436	16,593,082
#	Indus Realty Trust, Inc.	8,300	506,964
#	Industrial Logistics Properties Trust	295,423	2,963,094
#	InvenTrust Properties Corp.	23,287	667,638
	Invitation Homes, Inc.	2,560,205	99,924,796
#	Iron Mountain, Inc.	1,208,818	58,615,585
#	JBG SMITH Properties	508,844	12,945,004
	Kilroy Realty Corp.	460,228	24,935,153
	Kimco Realty Corp.	2,554,266	56,474,828
	Kite Realty Group Trust	1,010,287	20,094,608
	Lamar Advertising Co., Class A	383,771	38,783,897
	Life Storage, Inc.	353,583	44,512,501
#	LTC Properties, Inc.	187,699	7,864,588
#	LXP Industrial Trust	1,278,384	14,023,873
#	Macerich Co.	741,410	7,866,360
#	Medical Properties Trust, Inc.	2,495,489	43,022,230
	Mid-America Apartment Communities, Inc.	488,169	90,667,539
	National Health Investors, Inc.	201,403	13,058,971
	National Retail Properties, Inc.	748,456	35,633,990
	National Storage Affiliates Trust	381,973	20,947,399
	Necessity Retail REIT, Inc.	240,314	1,872,046
#	NETSTREIT Corp.	36,012	738,246
	NexPoint Residential Trust, Inc.	93,297	6,207,982
	Office Properties Income Trust	223,214	4,638,387
#	Omega Healthcare Investors, Inc.	1,017,510	31,542,815
#	One Liberty Properties, Inc.	72,690	2,017,148
	Orion Office REIT, Inc.	227,540	2,489,288
	Outfront Media, Inc.	670,210	12,372,077
	Paramount Group, Inc.	850,936	6,679,848
	Park Hotels & Resorts, Inc.	1,015,979	15,839,115
#	Pebblebrook Hotel Trust	602,688	11,788,569
	Physicians Realty Trust	973,205	17,293,853
	Piedmont Office Realty Trust, Inc., Class A	576,916	7,938,364
	Plymouth Industrial REIT, Inc.	73,911	1,423,526
	Postal Realty Trust, Inc., Class A	3,846	64,920
#	Prologis, Inc.	3,147,758	417,266,745
	Public Storage	668,747	218,285,708
	Realty Income Corp.	2,481,932	183,638,128
	Regency Centers Corp.	682,674	43,984,660
	Retail Opportunity Investments Corp.	554,821	9,687,175
#	Rexford Industrial Realty, Inc.	679,579	44,451,262
	RLJ Lodging Trust	759,682	9,488,426
	RPT Realty	364,153	3,958,343
*	Ryman Hospitality Properties, Inc.	231,470	20,494,354
	Sabra Health Care REIT, Inc.	997,518	15,351,802
	Saul Centers, Inc.	57,643	3,013,576

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	SBA Communications Corp.	465,813	$156,415,347
#*	Seritage Growth Properties, Class A	111,957	1,345,723
	Service Properties Trust	747,332	4,887,551
	Simon Property Group, Inc.	1,437,329	156,151,423
	SITE Centers Corp.	773,552	11,301,602
	SL Green Realty Corp.	299,429	14,866,638
#	Spirit Realty Capital, Inc.	553,969	24,562,994
	STAG Industrial, Inc.	674,324	22,104,341
	STORE Capital Corp.	1,120,845	32,526,922
#*	Summit Hotel Properties, Inc.	488,395	3,833,901
	Sun Communities, Inc.	501,141	82,167,078
*	Sunstone Hotel Investors, Inc.	1,001,010	11,341,443
#	Tanger Factory Outlet Centers, Inc.	469,705	7,642,100
	Terreno Realty Corp.	330,950	20,734,018
	UDR, Inc.	1,330,028	64,373,355
#	UMH Properties, Inc.	171,316	3,650,744
	Uniti Group, Inc.	703,216	7,011,064
	Universal Health Realty Income Trust	59,560	3,210,284
#	Urban Edge Properties	553,459	9,093,331
	Urstadt Biddle Properties, Inc.	6,002	111,817
	Urstadt Biddle Properties, Inc., Class A	129,339	2,379,838
	Ventas, Inc.	1,683,187	90,521,816
*	Veris Residential, Inc.	425,926	5,941,668
	VICI Properties, Inc.	2,901,770	99,211,500
	Vornado Realty Trust	694,134	21,094,732
#	Washington Real Estate Investment Trust	384,852	8,532,169
	Welltower, Inc.	1,890,545	163,229,655
#	Whitestone REIT	191,976	2,155,890
#	WP Carey, Inc.	794,905	70,985,017
*	Xenia Hotels & Resorts, Inc.	518,515	8,514,016
TOTAL UNITED STATES			5,705,127,249
AFFILIATED INVESTMENT COMPANIES — (39.4%)
UNITED STATES — (39.4%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	815,836,928	3,336,773,038
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	9,500,913	430,486,362
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			3,767,259,400
TOTAL INVESTMENT SECURITIES (Cost $8,392,474,384)			9,472,386,649

SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	7,479,381	86,513,999
TOTAL INVESTMENTS — (100.0%)
(Cost $8,478,980,491)^^			$9,558,900,648

DFA Global Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,705,127,249	—	—	$5,705,127,249
Affiliated Investment Companies	3,767,259,400	—	—	3,767,259,400
Securities Lending Collateral	—	$86,513,999	—	86,513,999
TOTAL	$9,472,386,649	$86,513,999	—	$9,558,900,648

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
AUSTRALIA — (6.8%)
*	A2B Australia Ltd.	345,489	$280,754
	Accent Group Ltd.	1,481,735	1,366,585
	Acrow Formwork & Construction Services Ltd.	3,368	1,129
	Adbri Ltd.	2,921,982	5,210,808
#*	Aeris Resources Ltd.	134,402	40,513
*	Ainsworth Game Technology Ltd.	814,002	512,058
*	Alkane Resources Ltd.	576,081	319,436
#*	Alliance Aviation Services Ltd.	257,340	579,934
*	AMP Ltd.	1,414,400	1,083,161
	Ansell Ltd.	585,724	10,753,690
#	Appen Ltd.	370,576	1,519,429
#*	Aurelia Metals Ltd.	12,870,412	2,489,419
	Austal Ltd.	3,620,116	6,800,621
	Austin Engineering Ltd.	656,808	110,772
*	Australian Agricultural Co. Ltd.	1,482,497	1,922,676
	Australian Vintage Ltd.	612,478	283,506
*	Australis Oil & Gas Ltd.	970,054	33,639
	Auswide Bank Ltd.	13,483	63,184
	AVJennings Ltd.	1,267,073	421,089
	Bapcor Ltd.	2,640,664	12,381,166
	Base Resources Ltd.	798,388	170,339
*	BCI Minerals Ltd.	1,725,745	305,079
	Beach Energy Ltd.	27,404,189	35,316,318
	Bega Cheese Ltd.	3,483,186	8,521,795
#	Bell Financial Group Ltd.	49,868	40,630
	Bravura Solutions Ltd.	999,528	1,072,513
	Brickworks Ltd.	758,107	11,208,847
#	BWX Ltd.	1,412,570	675,738
*	Calima Energy Ltd.	1,517,494	144,744
	Capral Ltd.	28,874	172,701
#*	Carnarvon Energy Ltd.	5,902,532	870,973
*††	CDS Technologies Ltd.	15,209	0
	Cedar Woods Properties Ltd.	910,754	2,665,668
#*	Cooper Energy Ltd.	44,131,287	6,980,354
	Costa Group Holdings Ltd.	1,516,281	2,748,889
	Credit Corp. Group Ltd.	5,956	101,257
	CSR Ltd.	2,891,702	9,280,357
	Domain Holdings Australia Ltd.	266,899	668,230
	Downer EDI Ltd.	8,742,538	34,036,066
#*	Eclipx Group Ltd.	5,223,212	9,672,005
	Elanor Investor Group	95,184	109,976
	Elders Ltd.	403,746	3,208,247
#	Emeco Holdings Ltd.	3,422,576	1,769,937
#*	EML Payments Ltd.	823,093	611,520
	Enero Group Ltd.	24,327	53,488
	EQT Holdings Ltd.	27,132	487,055
	Estia Health Ltd.	3,725,543	5,214,811
*	EVENT Hospitality & Entertainment Ltd.	1,027,069	10,273,159
	Fenix Resources Ltd.	141,252	27,357
	Finbar Group Ltd.	11,796	6,023
	Fleetwood Ltd.	1,243,459	1,496,960
#	G8 Education Ltd.	14,624,033	10,917,613
	Genworth Mortgage Insurance Australia Ltd.	5,936,873	11,763,872
	GrainCorp Ltd., Class A	4,737,378	28,598,275
	Grange Resources Ltd.	5,255,998	4,155,937

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	GTN Ltd.	74,832	$23,655
	GUD Holdings Ltd.	73,371	453,930
	GWA Group Ltd.	1,370,634	1,998,995
	Healius Ltd.	9,360,398	25,503,703
	Horizon Oil Ltd.	118,216	11,654
#	HT&E Ltd.	4,122,797	3,772,856
#	Humm Group Ltd.	5,644,214	1,983,768
	IGO Ltd.	611,509	4,791,683
	Insignia Financial Ltd.	9,379,748	20,406,778
	IVE Group Ltd.	1,153,873	1,739,797
	Jupiter Mines Ltd.	1,747,299	243,230
*	Karoon Energy Ltd.	3,552,951	4,694,624
	Kelsian Group Ltd.	20,189	86,952
*††	Lednium Technology Pty Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,113,297	12,681,754
	Lycopodium Ltd.	75,993	329,692
	MACA Ltd.	6,409,465	4,503,377
	Macmahon Holdings Ltd.	8,442,434	856,926
*	Mayne Pharma Group Ltd.	2,820,991	673,153
#	McPherson's Ltd.	1,813,865	1,042,799
#*	Metals X Ltd.	255,210	56,745
	Michael Hill International Ltd.	416,865	310,046
*	MMA Offshore Ltd.	1,148,522	483,592
	Monadelphous Group Ltd.	298,203	2,164,868
	Monash IVF Group Ltd.	4,160,930	3,256,472
#	Money3 Corp. Ltd.	2,571,202	3,991,373
#	Mount Gibson Iron Ltd.	11,219,715	4,137,210
	Myer Holdings Ltd.	11,769,269	3,882,489
	MyState Ltd.	1,145,526	3,846,707
#	Navigator Global Investments Ltd.	2,481,986	2,669,720
#	New Hope Corp. Ltd.	6,276,886	19,446,295
	Nickel Industries Ltd.	427,499	328,306
	Nine Entertainment Co. Holdings Ltd.	725,404	1,058,342
	NRW Holdings Ltd.	5,271,039	7,215,936
	Nufarm Ltd.	4,629,470	16,859,870
#	OM Holdings Ltd.	97,211	43,999
	oOh!media Ltd.	4,396,058	3,867,851
	Pacific Current Group Ltd.	118,019	627,338
	Pact Group Holdings Ltd.	539,945	768,067
*	Pantoro Ltd.	85,397	11,290
	Peet Ltd.	3,049,199	2,224,969
#	Pendal Group Ltd.	166,087	562,491
	Perenti Global Ltd.	13,003,527	5,245,870
#	Perpetual Ltd.	181,162	3,866,734
#	Perseus Mining Ltd.	17,778,158	21,099,496
	Premier Investments Ltd.	809,818	12,044,960
	Propel Funeral Partners Ltd.	129,988	426,715
#	Ramelius Resources Ltd.	13,236,933	10,029,262
#	Regis Resources Ltd.	8,576,277	10,625,661
*	Reject Shop Ltd.	261,497	790,310
	Reliance Worldwide Corp. Ltd.	1,762,124	5,505,521
#*	Resolute Mining Ltd.	15,597,927	3,064,715
*	Retail Food Group Ltd.	384,326	12,933
	Ridley Corp. Ltd.	6,764,916	8,019,458
	Sandfire Resources Ltd.	6,688,321	21,584,221
	Select Harvests Ltd.	2,522,589	8,151,888
	Servcorp Ltd.	409,955	904,896
*	Service Stream Ltd.	4,727,903	3,490,686
	SG Fleet Group Ltd.	49,174	90,337

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group Ltd.	1,100,901	$805,281
	Sigma Healthcare Ltd.	10,373,696	4,505,733
#*	Silver Lake Resources Ltd.	12,066,471	12,200,479
	Sims Ltd.	2,944,653	30,621,444
	Southern Cross Electrical Engineering Ltd.	209,262	94,916
	Southern Cross Media Group Ltd.	4,129,774	3,467,010
*††	Speedcast International Ltd.	59,723	0
	SRG Global Ltd.	332,652	162,870
	St Barbara Ltd.	3,914,124	3,086,133
*	Star Entertainment Grp Ltd.	14,138,749	30,633,757
#	Sunland Group Ltd.	3,530,410	6,248,489
	Super Retail Group Ltd.	2,203,017	15,378,831
*	Superloop Ltd.	2,110,768	1,252,712
	Tabcorp Holdings Ltd.	7,056,848	4,922,708
	Tassal Group Ltd.	5,138,520	17,695,782
	Ten Sixty Four Ltd.	500,279	220,674
*	Tesserent Ltd.	203,879	17,291
	United Malt Grp Ltd.	6,317,799	16,315,893
*††	Virgin Australia Holdings Ltd.	39,419,376	0
	Vita Group Ltd.	771,071	105,572
Ω	Viva Energy Group Ltd.	6,871,943	12,909,427
	Westgold Resources Ltd.	5,822,573	5,314,028
	Whitehaven Coal Ltd.	12,373,145	54,477,468
TOTAL AUSTRALIA			748,523,765
AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	373,823	6,199,033
Ω	BAWAG Group AG	126,073	5,820,759
	EVN AG	441,944	10,423,394
	Oberbank AG	19,091	1,970,555
#	POLYTEC Holding AG	44,989	269,160
	Porr AG	9,681	120,268
	Raiffeisen Bank International AG	393,402	4,765,968
#	Semperit AG Holding	21,582	437,625
	Strabag SE	330,598	13,685,771
	UNIQA Insurance Group AG	1,170,356	8,018,220
	Vienna Insurance Group AG Wiener Versicherung Gruppe	406,221	9,326,149
	voestalpine AG	688,182	15,495,537
	Wienerberger AG	28,182	648,679
	Zumtobel Group AG	160,757	1,148,652
TOTAL AUSTRIA			78,329,770
BELGIUM — (1.7%)
	Ackermans & van Haaren NV	309,639	45,517,429
*	AGFA-Gevaert NV	1,324,266	4,791,369
	Banque Nationale de Belgique	692	1,134,810
	Bekaert SA	880,845	31,197,289
	bpost SA	113,540	712,568
#*	Cie d'Entreprises CFE	51,813	506,259
	Deceuninck NV	1,458,862	3,780,580
*	Deme Group NV	51,813	5,990,322
	D'ieteren Group	29,575	4,854,029
#*	Euronav NV	3,565,368	48,664,574
*	Galapagos NV	112,580	5,711,637
	Gimv NV	157,271	8,490,979
*	Greenyard NV	72,342	647,636
	Immobel SA	26,029	1,563,782
#*	Ontex Group NV	711,076	4,649,087

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Recticel SA	572,870	$8,794,228
	Roularta Media Group NV	10,995	202,876
	Sipef NV	93,925	5,463,026
*	Tessenderlo Group SA	139,671	4,377,388
	Viohalco SA	35,319	123,215
TOTAL BELGIUM			187,173,083
CANADA — (12.5%)
#*	5N Plus, Inc.	76,540	106,990
#	Acadian Timber Corp.	112,877	1,498,504
*	Aclara Resources, Inc.	245,030	53,577
*	Advantage Energy Ltd.	2,804,673	24,114,209
	Aecon Group, Inc.	1,261,455	10,934,482
	AGF Management Ltd., Class B	1,344,550	6,562,366
*	Aimia, Inc.	5,691	20,577
*	AKITA Drilling Ltd., Class A	12,043	18,433
#	Alamos Gold, Inc.,Class A	7,871,778	62,203,401
#	Alaris Equity Partners Income	403,703	5,639,957
#	Algoma Central Corp.	307,731	3,796,923
	Amerigo Resources Ltd.	84,315	85,596
#	Andrew Peller Ltd., Class A	36,665	166,067
#*	Argonaut Gold, Inc.	3,137,386	1,163,764
	B2Gold Corp.	6,777,040	23,768,202
#	Birchcliff Energy Ltd.	5,486,552	42,159,753
	Black Diamond Group Ltd.	1,025,016	3,009,691
*	Bonterra Energy Corp.	453,284	3,415,869
*	Calfrac Well Services Ltd.	8,902	32,673
#	Canaccord Genuity Group, Inc.	1,299,476	10,097,057
#	Canadian Western Bank	1,923,567	38,860,395
*	Canfor Corp.	794,129	16,899,001
*	Canfor Pulp Products, Inc.	79,216	346,421
*	Capstone Mining Corp.	2,048,287	4,622,662
#	Cardinal Energy Ltd.	863,888	6,273,990
#	Cascades, Inc.	2,538,905	19,430,142
*	Celestica, Inc.	2,365,989	24,924,795
#	Centerra Gold, Inc.	4,801,287	29,882,673
	CES Energy Solutions Corp.	1,310,977	2,723,204
	Chesswood Group Ltd.	56,300	510,000
	Cogeco, Inc.	23,676	1,261,685
	Conifex Timber, Inc.	21,950	31,711
#	Corus Entertainment, Inc., Class B	3,010,407	8,839,272
#	Crescent Point Energy Corp.	10,012,433	79,236,571
*	Crew Energy, Inc.	1,934,649	8,460,454
	Dexterra Group, Inc.	311,448	1,529,819
#	Doman Building Materials Group Ltd.	497,588	2,615,101
#	Dorel Industries, Inc., Class B	293,830	1,613,076
	DREAM Unlimited Corp., Class A	275,824	7,108,020
#	Dundee Precious Metals, Inc.	2,818,832	13,625,841
	ECN Capital Corp.	942,959	4,403,494
	E-L Financial Corp. Ltd.	6,059	3,808,906
*	Eldorado Gold Corp.	2,489,487	15,328,728
	Element Fleet Management Corp.	139,427	1,600,544
	Enerflex Ltd.	1,746,134	8,045,129
*	Ensign Energy Services, Inc.	1,936,277	5,216,630
	EQB, Inc.	499,463	21,682,205
#*	Equinox Gold Corp.	1,585,002	7,069,450
*	Essential Energy Services Trust	52,500	16,809
#	Exco Technologies Ltd.	345,482	2,357,981
#	Firm Capital Mortgage Investment Corp.	154,532	1,481,905

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Fortuna Silver Mines, Inc.	3,820,074	$10,914,902
#	Freehold Royalties Ltd.	374,945	4,251,456
*	Frontera Energy Corp.	432,703	4,240,696
#*	GoldMoney, Inc.	8,200	10,053
*	Gran Tierra Energy, Inc.	6,572,535	8,725,399
	Guardian Capital Group Ltd., Class A	78,876	1,815,833
*	Heroux-Devtek, Inc.	222,905	2,482,234
	High Liner Foods, Inc.	265,296	2,475,723
#	Home Capital Group, Inc.	1,308,749	26,715,629
	Hudbay Minerals, Inc.	4,523,178	17,413,820
#*	IAMGOLD Corp.	8,828,533	14,547,877
*	Imperial Metals Corp.	3,500	7,571
*	InPlay Oil Corp.	27,400	71,680
*	Interfor Corp.	925,299	22,847,959
*	Kelt Exploration Ltd.	1,395,680	7,498,555
	Kinross Gold Corp.	63,500	217,692
*	Knight Therapeutics, Inc.	522,146	2,360,880
#	KP Tissue, Inc.	7,820	63,632
#	Lassonde Industries, Inc., Class A	12,353	1,167,243
#	Laurentian Bank of Canada	1,153,788	37,653,196
	Leon's Furniture Ltd.	19,394	252,922
#*††	Lightstream Resources Ltd.	2,048,004	0
#	Linamar Corp.	965,007	43,994,462
#*	Lucara Diamond Corp.	42,000	21,319
	Magellan Aerospace Corp.	87,883	498,934
*	Mandalay Resources Corp.	8,398	18,166
#	Maple Leaf Foods, Inc.	168,778	3,581,038
#	Martinrea International, Inc.	2,408,407	17,566,297
*	MDA Ltd.	21,178	139,417
	Medical Facilities Corp.	112,356	864,243
#*	MEG Energy Corp.	5,054,299	69,585,171
	Melcor Developments Ltd.	144,609	1,588,887
*††	Mercator Minerals Ltd.	861,957	0
#	Mullen Group Ltd.	986,259	11,244,685
	Neo Performance Materials, Inc.	33,157	376,740
#*	New Gold, Inc.	1,150,075	942,074
#	NFI Group, Inc.	51,600	555,671
*	NuVista Energy Ltd.	2,965,020	26,372,713
*	Obsidian Energy Ltd.	99,010	842,978
*	OceanaGold Corp.	12,841,455	23,365,421
	Onex Corp.	3,766	201,277
#	Osisko Gold Royalties Ltd.	152,045	1,589,023
#	Paramount Resources Ltd., Class A	890,222	22,113,901
#	Parex Resources, Inc.	1,134,293	21,117,133
*	Petrus Resources Ltd.	63,260	105,223
#	Peyto Exploration & Development Corp.	2,584,886	29,067,478
#	Pizza Pizza Royalty Corp.	460,304	4,849,089
	Polaris Renewable Energy, Inc.	337,209	5,859,123
#	PrairieSky Royalty Ltd.	1,801,049	26,427,481
*	Precision Drilling Corp.	270,980	18,470,091
#	Quarterhill, Inc.	1,349,177	2,244,151
	Russel Metals, Inc.	470,240	10,105,818
#*	Sabina Gold & Silver Corp.	1,110,779	1,032,234
	Secure Energy Services, Inc.	468,154	2,347,076
*	ShawCor Ltd.	177,435	806,428
#	SNC-Lavalin Group, Inc.	15,522	290,185
	SNDL, Inc.	172,438	387,985
*††	Sonde Resources Corp.	463,104	0
*††	Southern Pacific Resource Corp.	156,000	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	SSR Mining, Inc.	2,270,631	$37,404,653
#	Stella-Jones, Inc.	222,192	6,595,227
*Ω	STEP Energy Services Ltd.	86,521	331,747
	Supremex, Inc.	16,500	44,582
#	Surge Energy, Inc.	347,170	2,754,478
#	Tamarack Valley Energy Ltd.	1,636,788	5,687,952
	Tidewater Midstream & Infrastructure Ltd.	1,996,890	1,933,656
#	Timbercreek Financial Corp.	948,816	6,201,702
*	Torex Gold Resources, Inc.	864,855	6,584,933
	Total Energy Services, Inc.	545,990	3,287,325
	TransAlta Corp.	2,972,694	34,032,013
#	Transcontinental, Inc., Class A	1,165,604	14,782,249
#	TransGlobe Energy Corp.	421,305	1,625,610
*	Turquoise Hill Resources Ltd.	1,074,621	28,090,678
*	Uni-Select, Inc.	298,607	8,625,569
	Vermilion Energy, Inc.	1,354,479	35,025,368
	VersaBank	39,241	288,810
	Wajax Corp.	180,121	2,936,962
	Western Forest Products, Inc.	2,182,022	2,538,919
#	Whitecap Resources, Inc.	7,331,414	56,049,776
#	Yamana Gold, Inc.	12,783,678	61,096,143
#*	Yangarra Resources Ltd.	406,155	942,002
TOTAL CANADA			1,369,821,923
CHINA — (0.1%)
	BOE Varitronix Ltd.	298,000	692,809
	China Gold International Resources Corp. Ltd.	3,341,437	9,237,193
	Fountain SET Holdings Ltd.	9,416,000	1,293,913
	GDH Guangnan Holdings Ltd.	4,066,000	320,665
*	Goodbaby International Holdings Ltd.	10,447,000	1,224,946
*††	Hanfeng Evergreen, Inc.	707,267	0
TOTAL CHINA			12,769,526
DENMARK — (2.8%)
	Alm Brand AS	6,548,681	9,855,105
	BankNordik P/F	1,339	23,187
	D/S Norden AS	437,003	19,069,772
	Dfds AS	476,712	17,084,675
*	Drilling Co. of 1972 AS	62,097	2,946,998
	FLSmidth & Co. AS	779,651	21,414,870
	GronlandsBANKEN AS	1,526	127,724
	H Lundbeck AS	1,091,224	5,393,496
*	H Lundbeck AS, Class A	16,057	76,553
*	H+H International A/S, Class B	91,457	1,865,573
*	Harboes Bryggeri AS, Class B	24,521	249,979
*	Jyske Bank AS	1,221,831	63,946,386
	Matas AS	697,472	7,483,239
*	Nilfisk Holding AS	5,922	139,964
*	NKT AS	84,505	4,329,627
*Ω	NNIT AS	12,704	125,897
	North Media AS	31,476	329,214
	Per Aarsleff Holding AS	505,838	15,573,868
	Ringkjoebing Landbobank AS	74,096	8,320,453
	Rockwool International AS, Class A	615	151,553
	Rockwool International AS, Class B	4,221	1,045,960
Ω	Scandinavian Tobacco Group AS, Class A	1,101,309	21,092,567
	Schouw & Co. AS	355,669	26,481,685
	Solar AS, Class B	43,675	4,107,421

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Spar Nord Bank AS	1,937,995	$22,205,596
	Sparekassen Sjaelland-Fyn AS	46,428	1,001,469
	Sydbank AS	1,542,083	47,355,920
*	TORM PLC, Class A	5,343	87,317
	UIE PLC	12,222	3,535,530
TOTAL DENMARK			305,421,598
FINLAND — (2.1%)
	Aktia Bank Oyj	445,752	4,274,387
	Anora Group Oyj	79,391	674,626
	Aspo Oyj	54,437	419,139
	Atria Oyj	285,875	2,720,000
	Cargotec Oyj, Class B	859,551	30,399,604
#Ω	Enento Group Oyj	3,047	73,346
	Fiskars Oyj Abp	228,874	4,521,075
#	HKScan Oyj, Class A	539,491	642,849
	Kemira Oyj	2,697,441	34,249,957
	Konecranes Oyj	1,147,668	30,813,547
	Lassila & Tikanoja Oyj	49,155	576,777
#	Metsa Board Oyj, Class B	3,719,167	33,155,538
	Nokian Renkaat Oyj	620,540	7,339,608
	Oma Saastopankki Oyj	6,564	146,644
	Oriola Oyj, Class A	5,285	10,770
	Oriola Oyj, Class B	555,592	1,128,890
#	Outokumpu Oyj	6,860,378	30,204,893
	Pihlajalinna Oyj	14,157	153,813
	Raisio Oyj, Class V	1,022,426	2,267,783
	Rapala VMC Oyj	65,979	380,689
	Sanoma Oyj	88,019	1,243,323
	Suominen Oyj	8,980	29,234
	Taaleri Oyj	2,013	21,544
	Teleste Oyj	52,756	204,701
Ω	Terveystalo Oyj	383,752	3,604,767
	TietoEVRY Oyj	1,632,896	44,414,629
	YIT Oyj	503,390	1,712,345
TOTAL FINLAND			235,384,478
FRANCE — (3.8%)
	AKWEL	158,890	2,861,339
Ω	ALD SA	257,716	3,052,910
	Altamir	343,540	8,915,341
	Assystem SA	40,398	1,522,066
	Axway Software SA	3,827	74,227
	Bigben Interactive	40,935	617,025
#	Bonduelle SCA	268,954	3,616,932
	Burelle SA	3,747	1,965,073
#*	Casino Guichard Perrachon SA	436,645	5,149,906
*	CGG SA	6,927,474	6,187,350
*	Cie des Alpes	351,037	6,163,131
*	Coface SA	1,524,074	15,961,382
	Derichebourg SA	1,002,448	6,389,419
	Elis SA	3,288,362	49,081,599
	Etablissements Maurel et Prom SA	910,741	4,813,030
	Eurazeo SE	126,668	9,047,580
#	Eutelsat Communications SA	2,049,387	15,595,266
	Exel Industries, Class A	525	24,573
*	Faurecia SE	27,940	505,015
	Fnac Darty SA	267,741	10,739,811

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Gaumont SA	11,854	$1,251,505
*	GL Events	174,724	3,344,458
	Groupe Crit	8,575	535,426
	Groupe SFPI	140,840	380,675
	Guerbet	8,605	177,538
	Haulotte Group SA	32,304	114,158
	Imerys SA	331,466	11,232,196
	IPSOS	535,753	27,460,390
	Jacquet Metals SACA	300,925	5,420,341
	Korian SA	906,306	13,409,962
	LISI	43,613	1,027,586
#Ω	Maisons du Monde SA	228,437	2,441,639
#	Manutan International	34,490	2,361,271
	Mersen SA	324,305	11,409,510
*	Nacon SA	10,234	57,331
	Nexans SA	375	36,017
#	Nexity SA	558,638	13,728,350
#*	OL Groupe SA	45,894	136,508
#	Plastiques Du Val De Loire	120,265	499,368
	Quadient SA	613,432	11,943,293
#*	Rallye SA	809	2,508
	Rexel SA	1,796,284	31,924,354
	Rothschild & Co.	412,732	15,199,610
	Samse SA	990	179,411
	Savencia SA	120,824	7,112,831
#	SCOR SE	1,854,107	32,627,675
	Seche Environnement SA	44,864	3,772,405
	SES SA	4,989,361	37,653,458
*Ω	SMCP SA	217,760	1,185,670
	Societe BIC SA	16,075	908,289
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,915	715,913
#	Television Francaise 1	988,777	6,811,372
	Totalenergies EP Gabon	9,639	1,645,541
	Valeo	144,886	3,112,155
*	Vallourec SA	516,866	4,789,291
	Vicat SA	326,652	8,516,396
	VIEL & Cie SA	25,721	143,092
	Vilmorin & Cie SA	113,316	4,686,752
	Vranken-Pommery Monopole SA	17,057	309,754
TOTAL FRANCE			420,546,974
GERMANY — (5.9%)
	1&1 AG	616,827	10,687,947
	7C Solarparken AG	235,084	1,255,768
*	Aareal Bank AG	1,191,446	38,752,869
	Aurubis AG	1,012,874	73,126,539
#*	Bauer AG	340,903	3,030,094
#	BayWa AG	346,514	14,915,336
	Bertrandt AG	20,748	774,900
*	Bijou Brigitte AG	36,451	1,001,559
	Bilfinger SE	265,832	8,032,793
#*	Borussia Dortmund GmbH & Co. KGaA	1,073,010	4,185,569
#	CECONOMY AG	493,418	995,141
	CropEnergies AG	465,223	6,856,001
#	Deutsche Beteiligungs AG	257,476	7,431,334
Ω	Deutsche Pfandbriefbank AG	1,878,092	17,359,835
	Deutz AG	2,804,123	11,706,917
	DMG Mori AG	11,626	484,994
	Draegerwerk AG & Co. KGaA	59,133	2,691,589

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Duerr AG	52,383	$1,302,382
Ω	DWS Group GmbH & Co. KGaA	59,987	1,751,009
	Elmos Semiconductor SE	4,744	229,767
	ElringKlinger AG	410,164	3,282,864
	First Sensor AG	2,413	144,094
	FORTEC Elektronik AG	1,354	32,680
*	Francotyp-Postalia Holding AG, Class A	2,072	6,292
	Freenet AG	1,988,277	46,817,245
*	Gesco AG	111,337	2,995,736
*	Grammer AG	5,708	66,588
	GRENKE AG	43,075	1,131,066
*	H&R GmbH & Co. KGaA	231,597	1,521,375
	Hamburger Hafen und Logistik AG	28,826	401,756
*	Highlight Communications AG	11,679	44,312
	Hornbach Holding AG & Co. KGaA	168,800	13,249,123
#	Indus Holding AG	398,675	9,559,839
Ω	Instone Real Estate Group SE	115,519	1,265,631
	Jenoptik AG	55,583	1,346,239
Ω	JOST Werke AG	15,695	652,490
	K+S AG	3,675,240	77,496,935
	Kloeckner & Co. SE	1,474,756	14,453,518
*	Koenig & Bauer AG	102,388	1,553,016
	Krones AG	117,045	10,198,145
	KSB SE & Co. KGaA	5,653	2,243,000
	KWS Saat SE & Co. KGaA	18,019	1,100,940
	Lanxess AG	1,370,096	50,386,356
#*	Leoni AG	73,364	566,662
*	Mediclin AG	559,868	1,903,407
*	Medios AG	550	15,990
*	METRO AG	1,558,456	12,665,726
	MLP SE	1,313,021	7,682,101
#	Mutares SE & Co. KGaA	27,949	508,752
	Norma Group SE	186,006	3,470,123
#	Patrizia AG	232,615	3,002,604
	PNE AG	930,718	14,815,326
	Progress-Werk Oberkirch AG	5,898	172,315
	ProSiebenSat.1 Media SE	835,801	7,148,370
#*	q.beyond AG	2,038,620	2,307,267
	Rheinmetall AG	229,419	42,070,183
	SAF-Holland SE	694,075	5,614,514
#	Salzgitter AG	624,600	15,902,719
	Softing AG	12,954	91,830
#	Software AG	382,014	10,320,676
	Suedzucker AG	793,901	11,199,846
	Surteco Group SE	100,701	2,416,516
	Takkt AG	409,455	5,583,379
	Technotrans SE	1,248	32,105
	Telefonica Deutschland Holding AG	358,794	953,900
*	thyssenkrupp AG	3,286,026	20,294,749
	United Internet AG	447,641	11,791,387
*	Vitesco Technologies Group AG, Class A	55,969	3,044,103
	Vossloh AG	72,944	2,603,364
	Wacker Neuson SE	685,995	13,199,126
	Wuestenrot & Wuerttembergische AG	222,910	3,827,970
TOTAL GERMANY			649,726,593
GREECE — (0.0%)
*††	Michaniki SA	986,718	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
††	Tropea Holding SA	4,581	$1,756
TOTAL GREECE			1,756
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co. Ltd.	1,068,000	666,247
	Allied Group Ltd.	36,294,000	10,741,797
	Asia Financial Holdings Ltd.	3,462,106	1,459,056
	Asia Standard Hotel Group Ltd.	5,504,077	93,721
	Asia Standard International Group Ltd.	11,459,503	978,530
	Associated International Hotels Ltd.	967,000	1,422,655
	Automated Systems Holdings Ltd.	464,000	53,253
	Bank of East Asia Ltd.	4,455,105	5,662,270
*††	Bel Global Resources Holdings Ltd.	16,756,000	0
Ω	BOC Aviation Ltd.	93,100	792,338
	BOCOM International Holdings Co. Ltd.	3,235,000	247,029
*	Century City International Holdings Ltd.	26,919,300	1,010,457
	Chen Hsong Holdings	3,274,000	913,455
	Cheuk Nang Holdings Ltd.	5,095,016	1,560,641
	Chevalier International Holdings Ltd.	2,518,858	2,782,469
*	China Energy Development Holdings Ltd.	4,910,000	106,146
*	China Strategic Holdings Ltd.	51,305,000	216,307
*	China Tonghai International Financial Ltd.	1,190,000	25,799
	Chinney Investments Ltd.	1,192,000	215,410
	Chow Sang Sang Holdings International Ltd.	3,656,000	3,779,371
	Chuang's China Investments Ltd.	22,344,415	1,153,519
	Chuang's Consortium International Ltd.	17,825,520	2,586,532
	CITIC Telecom International Holdings Ltd.	11,766,000	3,923,837
Ω	Crystal International Group Ltd.	515,500	162,791
	CSI Properties Ltd.	110,365,476	2,656,299
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	8,164,688	6,227,410
	Dah Sing Financial Holdings Ltd.	3,135,756	8,234,654
	Dickson Concepts International Ltd.	1,989,000	1,032,405
	Eagle Nice International Holdings Ltd.	1,134,000	602,809
††	EcoGreen International Group Ltd.	3,623,840	657,839
	Emperor Entertainment Hotel Ltd.	10,410,000	624,489
	Emperor International Holdings Ltd.	21,990,333	2,085,066
	Emperor Watch & Jewellery Ltd.	54,840,000	976,877
*	Esprit Holdings Ltd.	267,500	39,230
	Far East Consortium International Ltd.	30,194,388	9,740,553
	First Pacific Co. Ltd.	28,070,000	11,201,056
*Ω	FIT Hon Teng Ltd.	5,722,000	920,823
	Get Nice Financial Group Ltd.	5,013,324	465,936
	Giordano International Ltd.	3,484,000	821,314
	Glorious Sun Enterprises Ltd.	3,412,000	335,065
*	Gold Peak Technology Group Ltd., Class L	7,698,907	607,036
	Golden Resources Development International Ltd.	14,463,000	866,275
	Goodresources	500,000	1,013
*	GR Properties Ltd.	726,000	103,448
	Great Eagle Holdings Ltd.	3,331,240	7,244,996
	G-Resources Group Ltd.	1,353,850	393,844
	Guotai Junan International Holdings Ltd.	18,904,000	1,904,546
#	Haitong International Securities Group Ltd.	41,623,367	4,982,614
	Hang Lung Group Ltd.	4,432,000	7,993,672
	Hanison Construction Holdings Ltd.	7,678,724	1,135,977
*	Harbour Centre Development Ltd.	2,204,000	1,891,925
	HKR International Ltd.	17,434,157	5,971,986
	Hon Kwok Land Investment Co. Ltd.	6,326,935	1,946,214
	Hong Kong Economic Times Holdings Ltd.	64,000	9,616

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co. Ltd.	2,640,000	$2,239,245
*	Hongkong & Shanghai Hotels Ltd.	7,847,341	6,856,343
	Hongkong Chinese Ltd.	20,343,100	1,586,041
*††	Hsin Chong Group Holdings Ltd.	24,822,006	0
	Hung Hing Printing Group Ltd.	6,999,275	935,992
	Hutchison Telecommunications Hong Kong Holdings Ltd.	26,462,000	4,783,656
*	IPE Group Ltd.	10,775,000	1,029,712
*	IRC Ltd.	85,366,000	1,753,299
	Jacobson Pharma Corp. Ltd.	650,000	62,062
*††	Jinchang Pharmaceutical Co. Ltd.	507,600	0
	Johnson Electric Holdings Ltd.	3,310,226	4,232,859
	K Wah International Holdings Ltd.	7,420,000	2,758,808
*	Kader Holdings Co. Ltd.	182,000	9,989
	Keck Seng Investments Hong Kong Ltd.	2,546,000	795,623
	Kerry Logistics Network Ltd.	2,050,500	4,116,030
	Kerry Properties Ltd.	4,691,000	11,282,492
	Kingmaker Footwear Holdings Ltd.	76,000	8,719
#	Kowloon Development Co. Ltd.	8,597,277	10,479,752
*	Kwoon Chung Bus Holdings Ltd.	218,000	55,592
*	Lai Sun Development Co. Ltd.	9,069,696	4,989,361
*	Lai Sun Garment International Ltd.	10,094,906	5,555,559
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,929,000	470,708
*	Lerado Financial Group Co. Ltd.	65,840	2,260
	Lippo China Resources Ltd.	4,888,000	61,581
	Lippo Ltd.	4,619,500	1,683,087
	Liu Chong Hing Investment Ltd.	4,202,000	3,791,518
	Luk Fook Holdings International Ltd.	779,000	1,902,030
	Lung Kee Bermuda Holdings	658,000	235,245
*	Magnificent Hotel Investment Ltd.	38,616,600	498,997
*	Mason Group Holdings Ltd.	8,460,400	29,124
*	Midland Holdings Ltd.	1,815,969	168,738
	Miramar Hotel & Investment	2,337,000	3,941,171
#*	Mongolian Mining Corp.	3,795,000	878,016
	Nanyang Holdings Ltd.	98,350	454,765
	National Electronics Hldgs	4,265,648	570,486
	NWS Holdings Ltd.	8,643,000	8,572,213
	Oriental Enterprise Holdings Ltd.	118,000	10,650
	Oriental Watch Holdings	6,178,587	3,367,975
††	Pacific Andes International Holdings Ltd.	88,958,890	310,510
*	Paliburg Holdings Ltd.	9,425,041	2,312,861
	Pico Far East Holdings Ltd.	786,000	111,167
	Playmates Holdings Ltd.	26,123,000	2,164,752
	Pokfulam Development Co. Ltd.	66,000	87,412
*	PT International Development Co. Ltd.	1,710,000	41,623
	Public Financial Holdings Ltd.	5,050,444	1,523,767
*	Regal Hotels International Holdings Ltd.	8,324,623	3,474,685
	Safety Godown Co. Ltd.	420,000	163,450
	SAS Dragon Holdings Ltd.	36,000	15,576
#	SEA Holdings Ltd.	2,387,368	1,513,342
*	Shangri-La Asia Ltd.	1,752,000	1,429,003
*	Shenwan Hongyuan HK Ltd.	815,000	62,249
*	Shun Ho Property Investments Ltd.	271,173	38,532
*	Shun Tak Holdings Ltd.	27,288,546	5,115,632
	Singamas Container Holdings Ltd.	18,178,000	2,204,512
	SmarTone Telecommunications Holdings Ltd.	2,141,000	1,117,724
	Soundwill Holdings Ltd.	1,507,500	1,239,571
*	South China Holdings Co. Ltd.	30,297,751	235,619
	Stella International Holdings Ltd.	76,000	74,026
	Sun Hung Kai & Co. Ltd.	8,923,688	4,114,574

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	TAI Cheung Holdings Ltd.	4,492,000	$2,566,847
	Tan Chong International Ltd.	3,879,000	939,225
	Tao Heung Holdings Ltd.	747,000	78,909
	Tern Properties Co. Ltd.	146,000	71,807
	Texhong Textile Group Ltd.	1,379,500	1,283,842
	Texwinca Holdings Ltd.	10,160,000	1,878,987
	Tian Teck Land Ltd.	432,000	228,668
	Transport International Holdings Ltd.	1,003,479	1,363,743
	United Laboratories International Holdings Ltd.	7,026,000	3,706,494
	Upbest Group Ltd.	4,476,000	394,651
*	Value Convergence Holdings Ltd.	892,000	25,096
	Vedan International Holdings Ltd.	6,156,000	492,264
#Ω	VPower Group International Holdings Ltd., Class H	6,502,000	689,555
	VSTECS Holdings Ltd.	1,852,000	1,414,499
	Wai Kee Holdings Ltd.	974,000	332,970
	Wang On Group Ltd.	135,560,000	1,171,271
	Wing On Co. International Ltd.	2,394,500	5,157,823
	Wing Tai Properties Ltd.	2,564,749	1,288,758
	Wong's International Holdings Ltd.	70,000	18,720
*	Xingye Alloy Materials Group Ltd.	1,406,000	205,344
	Yue Yuen Industrial Holdings Ltd.	6,471,000	8,598,795
#	Zensun Enterprises Ltd.	2,052,000	627,548
TOTAL HONG KONG			272,284,718
IRELAND — (0.4%)
	AIB Group PLC	3,182,919	7,240,018
	Bank of Ireland Group PLC	5,511,654	31,569,424
	Cairn Homes PLC	337,938	375,922
*	Dalata Hotel Group PLC	368,148	1,356,508
*Ω	Glenveagh Properties PLC	270,293	300,001
*	Permanent TSB Group Holdings PLC	101,139	144,583
TOTAL IRELAND			40,986,456
ISRAEL — (1.3%)
#	Afcon Holdings Ltd.	2,131	100,373
*	Albaad Massuot Yitzhak Ltd.	1,630	9,173
#	Alrov Properties & Lodgings Ltd.	12,979	720,420
	Ashtrom Group Ltd.	327,880	7,641,360
*	Avgol Industries 1953 Ltd.	8,403	5,760
	Azorim-Investment Development & Construction Co. Ltd.	966,141	3,687,267
#	Carasso Motors Ltd.	230,112	1,188,552
#*	Cellcom Israel Ltd.	461,021	2,520,048
#*	Clal Insurance Enterprises Holdings Ltd.	387,104	7,572,418
#*	Delek Group Ltd.	76,531	11,620,245
	Delta Galil Industries Ltd.	14,073	687,664
#	Dor Alon Energy in Israel 1988 Ltd.	40,502	1,514,942
*	Equital Ltd.	417,362	14,799,413
	Formula Systems 1985 Ltd.	67,560	7,028,479
#	Hagag Group Real Estate Development	2,520	17,055
	Harel Insurance Investments & Financial Services Ltd.	2,093,095	21,402,150
	IDI Insurance Co. Ltd.	35,911	936,289
#	IES Holdings Ltd.	4,903	441,982
#	Infinya Ltd.	19,248	1,728,714
	Isracard Ltd.	1,047,372	3,274,190
	Israel Land Development - Urban Renewal Ltd.	8,860	141,593
	Isras Investment Co. Ltd.	11,354	2,247,038
	Kardan Real Estate Enterprise & Development Ltd.	112,731	131,968
	Kerur Holdings Ltd.	11,372	279,793

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Klil Industries Ltd.	595	$51,796
	M Yochananof & Sons Ltd.	240	13,830
	Mediterranean Towers Ltd.	282,336	878,172
	Meitav Dash Investments Ltd.	300,081	1,516,525
*	Menora Mivtachim Holdings Ltd.	526,340	10,534,958
	Meshulam Levinstein Contracting & Engineering Ltd.	1,287	115,872
	Migdal Insurance & Financial Holdings Ltd.	1,819,436	2,841,728
	Mivtach Shamir Holdings Ltd.	5,719	152,458
	Mizrahi Tefahot Bank Ltd.	1	43
#*	Naphtha Israel Petroleum Corp. Ltd.	162,989	1,019,120
	Nawi Brothers Ltd.	72,095	594,888
#*	Neto Malinda Trading Ltd.	19,950	752,833
	Neto ME Holdings Ltd.	3,423	188,575
	Oil Refineries Ltd.	18,424,641	6,943,295
	Palram Industries 1990 Ltd.	52,424	671,579
*	Partner Communications Co. Ltd.	267,368	2,133,944
*	Paz Oil Co. Ltd.	71,481	8,815,963
	Peninsula Group Ltd.	41,739	27,997
*	Perion Network Ltd.	6,737	129,958
	Plasson Industries Ltd.	14,234	797,799
	Prashkovsky Investments & Construction Ltd.	37,170	1,203,292
	Raval Ics Ltd.	14,781	20,942
	Shalag Industries Ltd.	5,736	19,719
	Shufersal Ltd.	411,764	2,690,547
#	Summit Real Estate Holdings Ltd.	557,527	10,159,024
#Ω	Tamar Petroleum Ltd.	136,826	404,290
*	Tera Light Ltd.	488,572	912,727
	YH Dimri Construction & Development Ltd.	4,633	386,525
TOTAL ISRAEL			143,675,285
ITALY — (3.7%)
	A2A SpA	25,771,293	33,216,560
*	Aeffe SpA	62,435	94,192
Ω	Anima Holding SpA	4,343,042	15,247,721
	Ascopiave SpA	155,332	441,424
	Autostrade Meridionali SpA	9,880	377,809
	Avio SpA	248,831	2,921,291
	Banca IFIS SpA	298,094	4,010,752
	Banca Popolare di Sondrio SPA	8,950,635	29,703,316
	Banca Profilo SpA	2,698,377	535,952
#Ω	Banca Sistema SpA	931,957	1,482,917
#	Banco BPM SpA	25,704,843	66,577,426
#	Banco di Desio e della Brianza SpA	439,390	1,363,404
	BPER Banca	15,997,523	22,206,437
	Buzzi Unicem SpA	1,294,646	23,670,135
	Cairo Communication SpA	1,574,663	3,002,563
	Cementir Holding NV	1,452,720	9,441,878
*	CIR SpA-Compagnie Industriali	7,051,602	2,988,967
#	Credito Emiliano SpA	1,690,438	9,568,124
#*	d'Amico International Shipping SA	6,203,187	1,240,896
	Danieli & C Officine Meccaniche SpA	295,179	4,187,398
#	Danieli & C Officine Meccaniche SpA	320,973	6,602,016
	DeA Capital SpA	2,176,483	2,541,323
#	Emak SpA	1,420,767	1,942,544
	Esprinet SpA	623,586	4,513,509
	Exprivia SpA	113,556	212,221
#	Fila SpA	163,785	1,332,811
#*	Fincantieri SpA	436,274	229,361
*	FNM SpA	3,725,652	1,672,051

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Hera SpA	503,270	$1,446,034
	IMMSI SpA	4,396,237	1,724,516
*	Intek Group SpA	2,909,563	1,742,343
	Italmobiliare SpA	248,144	6,913,663
*	IVS Group SA	73,063	309,777
	Leonardo SpA	4,461,365	41,787,808
*	MFE-MediaForEurope NV, Class A	8,834,987	3,976,867
#*	MFE-MediaForEurope NV, Class B	3,411,923	2,195,746
	Openjobmetis SpA agenzia per il lavoro	10,763	94,113
	Orsero SpA	77,952	1,151,327
Ω	OVS SpA	6,334,938	10,188,963
#Ω	Pirelli & C SpA	6,463,103	27,982,788
#	Prima Industrie SpA	56,730	1,307,996
	Rizzoli Corriere Della Sera Mediagroup SpA	1,235,922	912,322
*	Saras SpA	9,091,914	11,533,284
*	Servizi Italia SpA	4,817	6,593
#*	Sogefi SpA	643,457	603,918
#*	Tesmec SpA	607,903	75,045
*	TXT e-solutions SpA	8,216	99,299
	Unipol Gruppo SpA	9,118,154	38,247,952
#	UnipolSai Assicurazioni SpA	2,877,275	6,514,829
TOTAL ITALY			410,140,181
JAPAN — (24.2%)
	77 Bank Ltd.	922,200	12,325,484
	Achilles Corp.	276,700	2,911,111
#	AD Works Group Co. Ltd.	202,800	237,660
	ADEKA Corp.	683,400	12,361,531
	AEON Financial Service Co. Ltd.	715,600	7,834,377
	Ahresty Corp.	380,000	1,085,868
	Aichi Bank Ltd.	17,300	710,815
	Aichi Corp.	277,800	1,789,243
	Aichi Steel Corp.	265,335	4,299,730
	Aichi Tokei Denki Co. Ltd.	97,100	1,056,938
	Aida Engineering Ltd.	321,700	2,214,254
	Ainavo Holdings Co. Ltd.	29,900	204,868
	Aiphone Co. Ltd.	185,900	2,624,455
	Airport Facilities Co. Ltd.	583,600	2,393,901
	Aisan Industry Co. Ltd.	873,430	4,524,518
#	Aizawa Securities Group Co. Ltd.	66,500	345,429
	Akatsuki Corp.	34,100	83,553
	Akita Bank Ltd.	4,500	55,881
#	Albis Co. Ltd.	64,400	1,094,732
	Alconix Corp.	378,699	3,740,297
	Alinco, Inc.	188,300	1,276,509
#	Alpen Co. Ltd.	277,000	4,327,217
	Alpha Corp.	135,100	1,041,981
	Alps Alpine Co. Ltd.	1,450,988	15,101,123
	Alps Logistics Co. Ltd.	209,000	1,804,308
#	Anabuki Kosan, Inc.	36,100	582,496
	AOI Electronics Co. Ltd.	39,400	593,379
	AOKI Holdings, Inc.	234,100	1,152,511
	Aozora Bank Ltd.	189,800	3,967,662
	Arakawa Chemical Industries Ltd.	382,000	2,885,640
	Arata Corp.	83,900	2,593,586
	Araya Industrial Co. Ltd.	59,500	647,694
#	Arcland Sakamoto Co. Ltd.	128,400	1,492,446
	Arcs Co. Ltd.	447,600	7,133,078
	Arealink Co. Ltd.	106,300	1,270,714

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arisawa Manufacturing Co. Ltd.	656,382	$5,205,406
	Artnature, Inc.	39,100	225,771
	Asahi Broadcasting Group Holdings Corp.	169,400	836,753
	Asahi Diamond Industrial Co. Ltd.	936,057	4,551,868
	Asahi Kogyosha Co. Ltd.	182,748	2,602,193
	Asahi Printing Co. Ltd.	11,900	75,549
	ASAHI YUKIZAI Corp.	347,100	5,479,916
	Asanuma Corp.	66,600	1,337,485
	Asax Co. Ltd.	45,300	209,276
#	Ashimori Industry Co. Ltd.	103,799	783,230
	Asia Pile Holdings Corp.	641,300	2,363,098
	ASKA Pharmaceutical Holdings Co. Ltd.	309,200	2,482,991
#	Astena Holdings Co. Ltd.	649,400	2,079,044
	Asti Corp.	53,600	781,769
#	Avantia Co. Ltd.	111,000	692,549
	Awa Bank Ltd.	732,523	11,079,079
	Bando Chemical Industries Ltd.	496,300	3,606,115
#	Bank of Iwate Ltd.	56,100	836,364
#	Bank of Kochi Ltd.	75,599	393,159
#	Bank of Nagoya Ltd.	84,069	1,913,730
	Bank of Saga Ltd.	93,109	1,028,967
	Bank of the Ryukyus Ltd.	791,400	4,795,227
#	Bank of Toyama Ltd.	1,700	23,132
	Belluna Co. Ltd.	894,324	5,227,105
	Bunka Shutter Co. Ltd.	574,300	4,457,878
	Canon Electronics, Inc.	211,700	2,649,891
	Carlit Holdings Co. Ltd.	431,600	2,146,750
#	Cawachi Ltd.	360,400	5,825,477
	Central Glass Co. Ltd.	823,500	20,279,820
	Chiba Kogyo Bank Ltd.	960,442	1,852,726
	Chilled & Frozen Logistics Holdings Co. Ltd.	74,600	645,893
	Chino Corp.	55,900	707,615
	Chiyoda Integre Co. Ltd.	149,400	2,376,163
	Chori Co. Ltd.	116,400	1,737,569
	Chubu Shiryo Co. Ltd.	492,179	4,051,609
	Chudenko Corp.	184,060	2,955,789
	Chuetsu Pulp & Paper Co. Ltd.	152,400	1,036,965
	Chugoku Bank Ltd.	835,300	6,074,305
#	Chukyo Bank Ltd.	202,200	2,608,029
	Chuo Gyorui Co. Ltd.	61,600	1,322,209
	Chuo Spring Co. Ltd.	295,900	1,593,948
#	Chuo Warehouse Co. Ltd.	21,900	160,574
	CI Takiron Corp.	1,065,400	4,469,559
	Citizen Watch Co. Ltd.	2,170,000	9,513,297
#	CK-San-Etsu Co. Ltd.	9,900	310,008
	Cleanup Corp.	462,000	2,160,403
	CMK Corp.	1,130,200	3,835,419
#	Corona Corp.	209,900	1,317,739
	Cosel Co. Ltd.	130,100	848,777
	Cosmo Energy Holdings Co. Ltd.	163,300	4,952,946
	Cosmos Initia Co. Ltd.	91,000	301,846
	Create Medic Co. Ltd.	20,800	152,206
	Credit Saison Co. Ltd.	1,522,100	19,436,507
	CTI Engineering Co. Ltd.	210,800	4,311,423
	Dai Nippon Toryo Co. Ltd.	235,400	1,287,555
	Dai-Dan Co. Ltd.	233,000	3,859,200
#	Daido Kogyo Co. Ltd.	166,089	990,788
	Daido Metal Co. Ltd.	711,700	2,914,598
	Daido Steel Co. Ltd.	477,000	14,236,742

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daihatsu Diesel Manufacturing Co. Ltd.	337,600	$1,307,512
#	Daiho Corp.	202,800	6,517,022
	Daiichi Jitsugyo Co. Ltd.	136,800	3,440,176
	Daiichi Kensetsu Corp.	12,800	127,412
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100,000	885,522
	Daiken Corp.	85,400	1,251,516
	Daikoku Denki Co. Ltd.	169,700	1,626,302
	Daikyonishikawa Corp.	363,000	1,524,228
	Dainichi Co. Ltd.	252,700	1,260,985
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	232,600	3,191,090
	Daishi Hokuetsu Financial Group, Inc.	808,843	15,608,547
	Daisue Construction Co. Ltd.	148,400	1,736,679
	Daito Bank Ltd.	234,500	1,160,769
	Daito Chemix Corp.	11,600	53,430
	Daito Pharmaceutical Co. Ltd.	18,700	371,403
	Daitron Co. Ltd.	5,500	78,138
	Daiwa Industries Ltd.	210,200	1,790,518
	DCM Holdings Co. Ltd.	1,911,800	14,961,168
	Denyo Co. Ltd.	297,400	3,647,411
	DIC Corp.	432,435	7,997,204
	DKK Co. Ltd.	65,700	1,227,063
	DKS Co. Ltd.	39,047	690,513
	DMW Corp.	45,300	1,023,906
	Doshisha Co. Ltd.	135,600	1,611,286
	DyDo Group Holdings, Inc.	16,600	634,131
	Dynic Corp.	22,700	107,535
	Eagle Industry Co. Ltd.	339,500	2,571,360
#	EDION Corp.	2,091,800	19,721,632
	EF-ON, Inc.	151,139	633,399
	Ehime Bank Ltd.	674,399	4,412,966
	Eizo Corp.	130,500	3,650,093
	EJ Holdings, Inc.	73,700	726,871
	Elematec Corp.	207,100	1,955,028
	Endo Lighting Corp.	217,400	1,262,134
	Enomoto Co. Ltd.	55,300	652,537
	Eslead Corp.	190,300	2,455,222
	Exedy Corp.	557,700	7,262,098
	EXEO Group, Inc.	185,100	3,101,517
#	FALCO HOLDINGS Co. Ltd.	14,100	203,215
	FCC Co. Ltd.	359,100	3,823,625
	Feed One Co. Ltd.	236,880	1,258,527
	Felissimo Corp.	19,600	160,831
	Fenwal Controls of Japan Ltd.	11,200	117,646
	FIDEA Holdings Co. Ltd.	314,760	3,058,417
	First Bank of Toyama Ltd.	256,900	809,825
#	First Brothers Co. Ltd.	22,500	140,175
	First Juken Co. Ltd.	121,600	1,033,409
	FJ Next Holdings Co. Ltd.	424,000	3,459,028
	Foster Electric Co. Ltd.	126,200	673,266
#	F-Tech, Inc.	229,200	913,703
#	Fuji Co. Ltd.	110,300	1,803,550
	Fuji Corp. Ltd.	491,201	2,463,628
	Fuji Die Co. Ltd.	800	3,938
#	Fuji Oil Co. Ltd.	631,500	1,568,026
	Fuji Pharma Co. Ltd.	157,000	1,181,113
	Fuji Seal International, Inc.	54,900	636,150
	Fujicco Co. Ltd.	11,200	162,386
	Fujikura Composites, Inc.	453,100	3,036,475
	Fujikura Kasei Co. Ltd.	490,100	1,805,958

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujikura Ltd.	220,400	$1,332,364
	Fujimori Kogyo Co. Ltd.	10,500	280,421
	Fujisash Co. Ltd.	1,150,900	605,741
	Fujishoji Co. Ltd.	3,100	20,638
#	FuKoKu Co. Ltd.	243,100	1,775,414
	Fukuda Corp.	116,300	4,355,631
	Fukuyama Transporting Co. Ltd.	237,700	5,551,456
	Furukawa Co. Ltd.	559,700	5,202,110
	Furukawa Electric Co. Ltd.	1,342,300	23,462,910
	Furuno Electric Co. Ltd.	650,600	5,392,524
	Fuso Pharmaceutical Industries Ltd.	88,900	1,432,706
	Futaba Industrial Co. Ltd.	1,087,000	3,036,195
	Fuyo General Lease Co. Ltd.	308,200	18,972,168
	Gakken Holdings Co. Ltd.	50,300	359,585
	Gecoss Corp.	325,800	2,012,763
	Geo Holdings Corp.	503,300	5,316,743
	Glory Ltd.	374,152	6,212,694
*	Godo Steel Ltd.	141,000	1,551,272
	Goldcrest Co. Ltd.	318,930	4,337,840
	Grandy House Corp.	340,800	1,446,865
	GS Yuasa Corp.	42,700	779,621
	GSI Creos Corp.	196,114	2,161,874
	G-Tekt Corp.	450,168	4,534,776
	Gun-Ei Chemical Industry Co. Ltd.	105,000	2,055,744
	Gunma Bank Ltd.	4,894,096	14,042,923
	Gunze Ltd.	287,700	8,384,016
	H2O Retailing Corp.	1,426,939	10,731,207
	Hachijuni Bank Ltd.	1,177,700	4,384,390
	Hagihara Industries, Inc.	76,600	638,162
	Hagiwara Electric Holdings Co. Ltd.	145,300	2,207,009
#	Hakuto Co. Ltd.	237,600	4,599,909
	Hamakyorex Co. Ltd.	63,400	1,521,797
	Hanwa Co. Ltd.	653,300	14,288,183
	Happinet Corp.	135,200	1,633,566
	Hard Off Corp. Co. Ltd.	93,800	680,642
	Harima Chemicals Group, Inc.	343,800	1,966,853
	Hashimoto Sogyo Holdings Co. Ltd.	8,200	131,332
	Heian Ceremony Service Co. Ltd.	1,200	7,035
	Heiwa Corp.	217,700	3,398,322
	Heiwado Co. Ltd.	600,624	9,034,286
	Hibiya Engineering Ltd.	155,400	2,257,564
	HI-LEX Corp.	92,205	776,477
	Himaraya Co. Ltd.	2,000	14,718
	Hirakawa Hewtech Corp.	84,300	699,436
	Hirano Tecseed Co. Ltd.	28,500	403,586
	Hirogin Holdings, Inc.	3,129,200	14,457,572
	Hisaka Works Ltd.	129,500	828,315
	Hochiki Corp.	21,300	212,756
	Hodogaya Chemical Co. Ltd.	31,700	838,826
	Hokkaido Coca-Cola Bottling Co. Ltd.	78,099	2,405,375
	Hokkan Holdings Ltd.	218,500	2,065,730
	Hokko Chemical Industry Co. Ltd.	359,800	2,649,184
	Hokkoku Financial Holdings, Inc.	557,716	19,417,534
#	Hokuetsu Corp.	3,025,474	15,953,348
	Hokuhoku Financial Group, Inc.	2,020,863	13,058,476
	Hokuriku Electric Industry Co. Ltd.	97,761	822,608
	Hokuriku Electrical Construction Co. Ltd.	204,920	1,198,181
	H-One Co. Ltd.	394,900	1,824,989
	Honeys Holdings Co. Ltd.	56,900	547,704

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoosiers Holdings Co. Ltd.	438,100	$2,684,099
	Hosiden Corp.	1,172,100	13,048,891
	Howa Machinery Ltd.	179,700	1,180,702
	HS Holdings Co. Ltd.	217,400	1,961,188
	Hyakugo Bank Ltd.	2,565,812	6,300,997
	Hyakujushi Bank Ltd.	366,022	4,685,165
#	Ichikawa Co. Ltd.	23,400	244,671
#	Ichiken Co. Ltd.	71,000	977,881
	Ichikoh Industries Ltd.	190,500	526,574
	Ichinen Holdings Co. Ltd.	131,600	1,260,838
	Ichiyoshi Securities Co. Ltd.	28,900	136,192
#	Icom, Inc.	33,100	648,410
#	IDEA Consultants, Inc.	9,100	121,693
	Iino Kaiun Kaisha Ltd.	911,600	4,861,995
	IJTT Co. Ltd.	437,360	1,731,449
	Ikegami Tsushinki Co. Ltd.	24,800	112,625
#	Imasen Electric Industrial	159,799	753,971
	Imura Envelope Co., Inc.	9,500	56,952
#	Inaba Seisakusho Co. Ltd.	117,600	1,165,349
	Inabata & Co. Ltd.	1,078,700	19,575,817
	Ines Corp.	448,000	5,455,534
	INFRONEER Holdings, Inc.	675,800	4,960,735
	Innotech Corp.	334,700	3,398,979
	I-PEX, Inc.	241,500	2,446,321
	Ise Chemicals Corp.	18,400	568,863
	Iseki & Co. Ltd.	404,992	3,679,447
	Ishihara Sangyo Kaisha Ltd.	730,800	5,776,718
	Ishizuka Glass Co. Ltd.	55,199	694,946
	Itochu Enex Co. Ltd.	726,200	5,845,801
	Itochu-Shokuhin Co. Ltd.	82,100	3,080,180
	Itoham Yonekyu Holdings, Inc.	1,734,600	8,693,080
	Itoki Corp.	749,382	2,225,448
	IwaiCosmo Holdings, Inc.	464,800	4,397,933
	Iwasaki Electric Co. Ltd.	164,800	3,327,474
	Iyo Bank Ltd.	1,106,000	5,365,566
	Izumi Co. Ltd.	71,700	1,680,651
	J Front Retailing Co. Ltd.	578,700	4,871,794
#	J Trust Co. Ltd.	320,700	1,173,693
	Jaccs Co. Ltd.	462,100	13,216,540
	JAFCO Group Co. Ltd.	868,400	11,809,990
#	JANOME Corp.	454,200	2,564,013
#	Japan Foundation Engineering Co. Ltd.	232,300	1,046,350
	Japan Oil Transportation Co. Ltd.	50,921	939,036
	Japan Pulp & Paper Co. Ltd.	214,100	6,697,645
	Japan Securities Finance Co. Ltd.	661,500	4,103,669
	Japan Transcity Corp.	939,100	3,532,476
	Japan Wool Textile Co. Ltd.	825,900	6,440,772
#	JDC Corp.	191,600	876,478
	Jimoto Holdings, Inc.	2,500	10,652
	JK Holdings Co. Ltd.	263,800	1,974,956
#	JMS Co. Ltd.	407,003	1,789,552
	J-Oil Mills, Inc.	500,400	6,089,047
	Joshin Denki Co. Ltd.	211,000	3,179,636
	JSP Corp.	174,900	1,937,787
#	Juki Corp.	411,600	2,334,719
	Juroku Financial Group, Inc.	400,000	7,507,926
#	JVCKenwood Corp.	2,862,399	3,690,771
#	K&O Energy Group, Inc.	304,300	3,528,349
	Kaga Electronics Co. Ltd.	240,400	5,857,692

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kamei Corp.	622,500	$5,034,442
	Kanaden Corp.	411,600	3,300,671
	Kanagawa Chuo Kotsu Co. Ltd.	9,200	249,333
	Kanamoto Co. Ltd.	272,269	4,192,106
	Kandenko Co. Ltd.	1,335,100	8,288,536
	Kanefusa Corp.	4,100	22,561
	Kaneka Corp.	356,900	9,670,238
	Kanematsu Corp.	993,800	10,359,653
	Katakura & Co-op Agri Corp.	17,000	157,411
	Katakura Industries Co. Ltd.	245,800	3,772,750
	Kato Sangyo Co. Ltd.	700	17,344
	Kawada Technologies, Inc.	116,700	3,216,843
	Kawagishi Bridge Works Co. Ltd.	14,099	298,071
	Kawai Musical Instruments Manufacturing Co. Ltd.	10,700	230,701
	Kawata Manufacturing Co. Ltd.	1,900	13,296
	Keihin Co. Ltd.	42,300	436,854
	Keiyo Bank Ltd.	2,147,700	7,661,109
	KEL Corp.	35,900	435,976
	Kenko Mayonnaise Co. Ltd.	122,166	1,376,103
#	Kimoto Co. Ltd.	319,300	610,726
	Kimura Unity Co. Ltd.	85,800	524,573
	Kitagawa Corp.	158,400	1,675,290
	Kita-Nippon Bank Ltd.	124,300	1,551,651
	Kitano Construction Corp.	98,027	1,631,546
	Kitz Corp.	319,300	1,686,310
	Kiyo Bank Ltd.	1,321,200	14,511,294
	Koa Corp.	97,489	1,571,281
	Koatsu Gas Kogyo Co. Ltd.	292,100	1,500,828
	Kobe Steel Ltd.	4,318,600	20,076,535
	Kohnan Shoji Co. Ltd.	250,500	7,024,472
#	Kojima Co. Ltd.	269,500	1,347,337
	Kokusai Pulp & Paper Co. Ltd.	305,800	1,143,040
	Kokuyo Co. Ltd.	203,011	2,706,989
	KOMAIHALTEC, Inc.	22,500	284,653
	Komatsu Matere Co. Ltd.	67,700	536,726
	Komatsu Wall Industry Co. Ltd.	154,700	2,243,519
	Komeri Co. Ltd.	547,100	11,008,031
	Konica Minolta, Inc.	7,446,900	26,413,343
	Konishi Co. Ltd.	4,900	59,903
	Konoike Transport Co. Ltd.	355,200	3,448,022
*	Kosaido Holdings Co. Ltd.	228,000	1,844,359
	Krosaki Harima Corp.	45,800	1,532,728
	KRS Corp.	226,800	1,997,186
	K's Holdings Corp.	158,400	1,599,469
#	KU Holdings Co. Ltd.	268,200	2,483,555
	Kumagai Gumi Co. Ltd.	291,600	6,204,260
	Kunimine Industries Co. Ltd.	4,700	33,187
	Kurabo Industries Ltd.	394,100	6,045,009
	Kureha Corp.	92,600	7,042,591
	Kurimoto Ltd.	211,900	2,644,140
	Kuriyama Holdings Corp.	114,800	797,500
	KVK Corp.	2,500	37,854
#	KYB Corp.	174,000	4,046,077
	Kyodo Printing Co. Ltd.	176,900	3,330,819
	Kyoei Steel Ltd.	547,900	6,075,597
	Kyokuto Kaihatsu Kogyo Co. Ltd.	825,650	9,017,107
	Kyokuto Securities Co. Ltd.	91,300	478,232
	Kyokuyo Co. Ltd.	28,500	775,804
	Kyoritsu Printing Co. Ltd.	415,600	466,217

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	885,000	$2,940,680
#	Kyowa Electronic Instruments Co. Ltd.	430,800	1,055,763
	Kyowa Leather Cloth Co. Ltd.	309,000	1,325,655
	Kyudenko Corp.	32,500	707,411
	Kyushu Financial Group, Inc.	2,093,155	6,186,130
#	Kyushu Leasing Service Co. Ltd.	65,800	287,088
	LEC, Inc.	35,400	191,400
	Lintec Corp.	79,500	1,397,656
	Lonseal Corp.	9,900	95,681
	Look Holdings, Inc.	151,199	1,974,154
	Macnica Fuji Electronics Holdings, Inc.	245,250	5,005,797
#	Maezawa Industries, Inc.	115,600	537,894
	Maezawa Kasei Industries Co. Ltd.	188,000	1,881,587
	Maezawa Kyuso Industries Co. Ltd.	330,200	2,285,772
	Makino Milling Machine Co. Ltd.	203,400	6,924,754
	Marubun Corp.	242,000	1,426,926
	Marudai Food Co. Ltd.	511,800	6,045,852
	Maruha Nichiro Corp.	525,700	9,810,148
	Maruichi Steel Tube Ltd.	176,500	3,906,688
	MARUKA FURUSATO Corp.	178,614	3,887,295
#	Marusan Securities Co. Ltd.	200,600	711,945
	Maruyama Manufacturing Co., Inc.	37,300	442,314
#	Maruzen CHI Holdings Co. Ltd.	25,800	71,536
	Maruzen Showa Unyu Co. Ltd.	289,300	7,128,987
	Matsuda Sangyo Co. Ltd.	161,900	2,466,415
#	Matsui Construction Co. Ltd.	404,100	1,925,831
	Matsuoka Corp.	13,200	91,475
	Maxell Ltd.	850,500	8,895,976
	Mebuki Financial Group, Inc.	285,700	576,411
	Megmilk Snow Brand Co. Ltd.	489,300	6,812,546
	Meiji Electric Industries Co. Ltd.	45,200	373,554
	Meisei Industrial Co. Ltd.	501,000	2,678,879
	Meito Sangyo Co. Ltd.	27,000	338,778
	Meiwa Estate Co. Ltd.	232,600	1,107,368
#	Mikuni Corp.	511,200	1,351,389
#	Miraial Co. Ltd.	95,600	1,315,768
	Mirait Holdings Corp.	409,650	5,116,625
	Mitani Sangyo Co. Ltd.	134,700	322,194
	Mito Securities Co. Ltd.	414,500	827,828
#	Mitsuba Corp.	517,299	1,626,422
#	Mitsubishi Kakoki Kaisha Ltd.	71,800	1,107,960
	Mitsubishi Logistics Corp.	211,000	5,661,591
	Mitsubishi Materials Corp.	818,100	12,377,275
*	Mitsubishi Paper Mills Ltd.	326,969	731,563
	Mitsubishi Shokuhin Co. Ltd.	124,400	3,234,751
#	Mitsubishi Steel Manufacturing Co. Ltd.	74,900	546,368
	Mitsuboshi Belting Ltd.	33,200	805,679
	Mitsui DM Sugar Holdings Co. Ltd.	208,106	2,969,951
	Mitsui Mining & Smelting Co. Ltd.	798,384	19,119,995
	Mitsui-Soko Holdings Co. Ltd.	300,900	7,017,640
	Mitsuuroko Group Holdings Co. Ltd.	467,200	3,338,791
	Mixi, Inc.	16,700	293,977
	Miyaji Engineering Group, Inc.	119,700	3,005,878
	Miyazaki Bank Ltd.	345,026	5,463,487
	Miyoshi Oil & Fat Co. Ltd.	123,400	942,950
	Mizuho Leasing Co. Ltd.	426,600	10,620,774
	Mizuno Corp.	289,979	5,445,490
#	MORESCO Corp.	40,700	355,376
#	Moriroku Holdings Co. Ltd.	58,800	823,109

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morita Holdings Corp.	94,300	$955,716
	Morito Co. Ltd.	266,200	1,501,453
	Mory Industries, Inc.	121,200	2,402,233
	MrMax Holdings Ltd.	188,600	888,236
#	Mugen Estate Co. Ltd.	164,600	600,226
	Murakami Corp.	60,100	1,037,275
	Musashi Seimitsu Industry Co. Ltd.	2,700	29,042
	Musashino Bank Ltd.	377,200	5,021,955
	Nachi-Fujikoshi Corp.	131,574	3,665,271
	Nadex Co. Ltd.	34,800	197,073
	Nafco Co. Ltd.	160,300	1,927,577
	Nagano Bank Ltd.	106,199	1,023,388
	Nagano Keiki Co. Ltd.	118,000	1,046,595
	Nagase & Co. Ltd.	1,405,100	21,134,949
#	Nakabayashi Co. Ltd.	506,200	1,980,445
	Nakano Corp.	56,900	136,095
	Nakayama Steel Works Ltd.	614,900	2,090,880
	Nakayo, Inc.	13,800	118,419
	Nanto Bank Ltd.	418,146	6,364,853
	Narasaki Sangyo Co. Ltd.	34,600	459,454
#	Nasu Denki Tekko Co. Ltd.	9,000	551,992
	NEC Capital Solutions Ltd.	233,700	3,765,697
	Neturen Co. Ltd.	774,800	3,940,301
	New Japan Chemical Co. Ltd.	95,200	197,961
	NF Holdings Corp.	1,500	13,449
	NHK Spring Co. Ltd.	2,266,200	15,443,554
	Nicca Chemical Co. Ltd.	74,500	459,496
	Nice Corp.	26,500	335,042
#	Nichia Steel Works Ltd.	470,699	916,683
	Nichicon Corp.	89,200	855,774
	Nichiden Corp.	58,600	871,598
	Nichiha Corp.	29,500	609,435
	Nichimo Co. Ltd.	62,000	1,120,035
	Nichireki Co. Ltd.	523,700	5,493,884
	Nichirin Co. Ltd.	118,660	1,404,865
	Nihon Chouzai Co. Ltd.	81,900	875,793
	Nihon Denkei Co. Ltd.	78,750	867,568
	Nihon Flush Co. Ltd.	2,100	15,498
#	Nihon House Holdings Co. Ltd.	276,274	860,444
	Nihon Kagaku Sangyo Co. Ltd.	88,300	692,430
	Nihon Nohyaku Co. Ltd.	686,200	3,545,039
	Nihon Parkerizing Co. Ltd.	86,400	622,509
	Nihon Plast Co. Ltd.	310,700	1,075,948
	Nihon Tokushu Toryo Co. Ltd.	200,500	1,469,904
#*	Nihon Yamamura Glass Co. Ltd.	90,300	455,606
	Nikkiso Co. Ltd.	347,300	2,156,223
#	Nikko Co. Ltd.	455,300	2,221,719
	Nikkon Holdings Co. Ltd.	621,500	11,429,581
	Nippi, Inc.	13,400	345,260
	Nippn Corp.	503,300	6,069,301
	Nippon Beet Sugar Manufacturing Co. Ltd.	232,700	2,962,171
	Nippon Carbide Industries Co., Inc.	172,400	1,783,254
	Nippon Chemical Industrial Co. Ltd.	158,300	2,432,489
*	Nippon Chemi-Con Corp.	228,077	2,984,109
	Nippon Chemiphar Co. Ltd.	3,700	51,699
	Nippon Coke & Engineering Co. Ltd.	3,364,300	3,064,330
	Nippon Concrete Industries Co. Ltd.	972,400	1,997,371
	Nippon Denko Co. Ltd.	708,900	1,920,342
	Nippon Densetsu Kogyo Co. Ltd.	344,400	4,693,700

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co. Ltd.	2,700	$34,110
	Nippon Electric Glass Co. Ltd.	735,800	14,649,687
#	Nippon Felt Co. Ltd.	140,200	438,253
#	Nippon Filcon Co. Ltd.	168,300	621,300
	Nippon Fine Chemical Co. Ltd.	16,200	239,766
	Nippon Hume Corp.	494,400	2,458,700
	Nippon Kayaku Co. Ltd.	959,700	8,078,686
*	Nippon Kinzoku Co. Ltd.	40,900	357,801
	Nippon Koei Co. Ltd.	287,000	7,495,275
#	Nippon Light Metal Holdings Co. Ltd.	1,229,489	14,703,891
	Nippon Paper Industries Co. Ltd.	1,630,546	11,824,947
	Nippon Piston Ring Co. Ltd.	160,900	1,543,595
	Nippon Rietec Co. Ltd.	23,600	169,109
	Nippon Road Co. Ltd.	80,900	4,119,297
	Nippon Seiki Co. Ltd.	575,800	3,695,976
	Nippon Seisen Co. Ltd.	40,000	1,367,929
	Nippon Sharyo Ltd.	21,800	349,852
*	Nippon Sheet Glass Co. Ltd.	1,233,000	3,596,599
	Nippon Shokubai Co. Ltd.	246,600	9,652,191
	Nippon Signal Co. Ltd	615,400	4,543,284
	Nippon Soda Co. Ltd.	462,900	14,634,589
	Nippon Steel Trading Corp.	322,480	12,537,052
	Nippon Suisan Kaisha Ltd.	232,100	1,044,922
	Nippon Thompson Co. Ltd.	1,393,800	5,589,269
	Nippon Tungsten Co. Ltd.	3,500	55,727
#	Nippon Yakin Kogyo Co. Ltd.	305,150	5,143,840
	Nishikawa Rubber Co. Ltd.	29,900	280,479
	Nishimatsu Construction Co. Ltd.	535,415	16,037,241
	Nishimoto Co. Ltd.	27,900	831,609
	Nishi-Nippon Financial Holdings, Inc.	1,945,300	10,853,359
	Nishio Rent All Co. Ltd.	140,700	3,042,321
	Nissan Shatai Co. Ltd.	474,400	2,324,570
	Nissan Tokyo Sales Holdings Co. Ltd.	462,100	928,743
	Nissei Plastic Industrial Co. Ltd.	338,400	2,366,410
	Nissha Co. Ltd.	329,200	3,875,753
	Nisshin Group Holdings Co. Ltd.	775,400	2,591,082
	Nisshin Oillio Group Ltd.	656,200	15,979,732
	Nisshinbo Holdings, Inc.	2,656,988	21,163,689
	Nissin Corp.	285,900	3,552,454
	Nissin Sugar Co. Ltd.	319,800	4,278,760
	Nissui Pharmaceutical Co. Ltd.	11,100	142,528
	Nitta Corp.	93,400	2,054,914
#	Nitta Gelatin, Inc.	159,600	741,637
	NITTAN Corp.	267,200	550,787
	Nittetsu Mining Co. Ltd.	136,799	5,558,388
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,431,751
	Nitto Kogyo Corp.	95,600	1,861,652
	Nitto Kohki Co. Ltd.	59,000	706,817
	Nitto Seiko Co. Ltd.	524,400	2,039,044
	Nittobest Corp.	100	554
	NJS Co. Ltd.	26,100	387,792
	Noda Corp.	77,500	754,104
	NOK Corp.	798,220	7,167,658
	Noritake Co. Ltd.	181,500	5,808,905
	Noritsu Koki Co. Ltd.	270,500	4,845,156
	Noritz Corp.	371,000	4,155,582
	North Pacific Bank Ltd.	5,789,700	9,961,415
	Nozawa Corp.	19,800	106,217
#	NS United Kaiun Kaisha Ltd.	253,800	7,640,848

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	NTN Corp.	7,563,179	$14,039,035
	Ogaki Kyoritsu Bank Ltd.	517,495	6,780,081
	Ohara, Inc.	54,800	512,228
#	Ohashi Technica, Inc.	193,600	2,013,385
	Oiles Corp.	7,600	91,357
	Oita Bank Ltd.	143,700	2,114,666
	Okabe Co. Ltd.	516,900	2,422,180
	Okamura Corp.	143,800	1,435,122
	Okasan Securities Group, Inc.	1,067,800	2,728,519
	Oki Electric Industry Co. Ltd.	1,056,960	6,106,770
	Okinawa Financial Group, Inc.	363,540	6,102,147
	Okumura Corp.	315,200	7,006,996
	Okura Industrial Co. Ltd.	187,200	2,499,601
#	Okuwa Co. Ltd.	458,274	3,035,656
#	Olympic Group Corp.	124,800	565,956
	Onoken Co. Ltd.	406,000	4,327,480
	Oriental Shiraishi Corp.	816,800	1,541,980
#	Origin Co. Ltd.	54,300	502,906
	Osaka Soda Co. Ltd.	54,300	1,387,786
	Osaka Steel Co. Ltd.	426,700	4,379,974
	Osaki Electric Co. Ltd.	767,700	2,982,284
	OUG Holdings, Inc.	22,500	474,304
	Oyo Corp.	93,500	1,246,021
	Pacific Industrial Co. Ltd.	857,400	6,617,028
	Pack Corp.	27,100	495,491
	Parker Corp.	31,800	130,781
	PC Depot Corp.	299,500	686,180
	Pegasus Sewing Machine Manufacturing Co. Ltd.	329,600	1,891,437
	Pickles Corp.	4,595	39,398
	Piolax, Inc.	422,900	6,323,358
#	Press Kogyo Co. Ltd.	2,380,000	7,333,941
	Pressance Corp.	178,300	2,103,487
	Procrea Holdings, Inc.	370,500	5,696,924
	PS Mitsubishi Construction Co. Ltd.	379,300	1,792,053
	Punch Industry Co. Ltd.	217,200	757,454
	Raiznext Corp.	96,200	884,956
	Rasa Corp.	128,000	935,288
	Rasa Industries Ltd.	78,800	1,130,679
	Raysum Co. Ltd.	34,600	342,954
	Rengo Co. Ltd.	2,849,600	16,664,882
	Restar Holdings Corp.	93,900	1,374,719
#	Retail Partners Co. Ltd.	154,600	1,414,390
	Rhythm Co. Ltd.	216,700	2,529,996
	Ricoh Leasing Co. Ltd.	379,900	10,208,945
	Riken Corp.	194,200	3,473,275
	Riken Technos Corp.	954,800	3,375,226
	Rix Corp.	13,500	209,621
	Ryobi Ltd.	495,300	4,169,593
	Ryoden Corp.	366,400	4,507,702
	Ryosan Co. Ltd.	103,800	1,748,435
	S LINE Co. Ltd.	17,100	109,270
	Sakai Chemical Industry Co. Ltd.	355,400	5,198,442
	Sakai Heavy Industries Ltd.	87,200	1,959,709
	Sakata INX Corp.	184,100	1,367,265
#	Sala Corp.	645,900	3,523,052
	San Holdings, Inc.	190,500	2,672,718
	San-Ai Obbli Co. Ltd.	1,124,600	9,051,892
	Sanei Architecture Planning Co. Ltd.	14,700	184,006
	San-In Godo Bank Ltd.	3,348,500	17,015,132

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanki Engineering Co. Ltd.	603,800	$7,524,177
	Sanko Gosei Ltd.	225,100	642,626
	Sanko Metal Industrial Co. Ltd.	47,700	964,603
	Sankyo Seiko Co. Ltd.	221,300	847,755
	Sankyo Tateyama, Inc.	509,539	2,478,047
#	Sanoh Industrial Co. Ltd.	335,100	1,757,532
	Sansei Technologies, Inc.	88,600	549,780
	Sansha Electric Manufacturing Co. Ltd.	221,500	1,508,910
	Sanyo Chemical Industries Ltd.	209,100	7,554,857
	Sanyo Denki Co. Ltd.	40,000	1,661,304
	Sanyo Industries Ltd.	56,100	711,764
	Sanyo Special Steel Co. Ltd.	503,400	7,682,383
	Sanyo Trading Co. Ltd.	74,300	564,472
#	Sata Construction Co. Ltd.	80,200	271,689
	Sato Shoji Corp.	243,300	2,054,055
#	Satori Electric Co. Ltd.	66,000	549,520
	Sawai Group Holdings Co. Ltd.	151,400	4,911,430
#	Saxa Holdings, Inc.	142,299	1,388,909
*	SBI Insurance Group Co. Ltd.	7,300	48,656
	Seibu Electric & Machinery Co. Ltd.	5,500	59,513
	Seika Corp.	176,800	2,195,815
	Seikagaku Corp.	116,200	753,472
#	Seikitokyu Kogyo Co. Ltd.	481,870	3,003,447
	Seiko Holdings Corp.	436,200	9,628,648
	Seiko PMC Corp.	51,000	210,169
	Seino Holdings Co. Ltd.	665,000	5,515,850
	Sekisui Jushi Corp.	198,600	2,595,463
	Sekisui Kasei Co. Ltd.	502,100	1,561,246
	Senshu Electric Co. Ltd.	49,600	1,942,311
	Senshu Ikeda Holdings, Inc.	3,953,690	6,158,222
	Shibusawa Warehouse Co. Ltd.	144,500	2,343,468
	Shibuya Corp.	27,500	514,913
	Shiga Bank Ltd.	306,500	6,239,252
	Shikibo Ltd.	192,000	1,304,230
	Shikoku Bank Ltd.	706,799	4,503,648
	Shikoku Chemicals Corp.	9,200	87,118
#	Shimizu Bank Ltd.	11,500	127,006
	Shin Nippon Air Technologies Co. Ltd.	54,620	778,774
	Shinagawa Refractories Co. Ltd.	132,700	3,702,304
#	Shindengen Electric Manufacturing Co. Ltd.	162,700	4,285,813
	Shin-Etsu Polymer Co. Ltd.	212,500	2,202,594
	Shinko Shoji Co. Ltd.	105,100	716,987
	Shinmaywa Industries Ltd.	156,300	1,250,728
	Shinnihon Corp.	377,400	2,109,811
	Shinobu Foods Products Co. Ltd.	1,900	8,701
	Shinoken Group Co. Ltd.	45,900	380,168
	Shinsho Corp.	116,099	3,367,846
	Shinwa Co. Ltd.	86,100	509,572
	Shizuoka Gas Co. Ltd.	729,400	5,175,522
	Shofu, Inc.	2,300	31,168
	Showa Sangyo Co. Ltd.	78,700	1,497,942
	Sigma Koki Co. Ltd.	11,900	134,797
	Siix Corp.	124,716	909,570
	Sinanen Holdings Co. Ltd.	171,500	4,725,044
	Sinfonia Technology Co. Ltd.	150,000	1,632,852
	Sinko Industries Ltd.	3,800	48,169
	Sintokogio Ltd.	767,162	4,212,823
	SK-Electronics Co. Ltd.	95,800	687,733
	SKY Perfect JSAT Holdings, Inc.	2,966,800	12,429,807

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SMK Corp.	87,899	$1,455,920
#	SNT Corp.	524,000	867,382
	Soda Nikka Co. Ltd.	166,000	717,000
	Sodick Co. Ltd.	987,400	6,177,187
#	Soft99 Corp.	88,100	744,946
	Soken Chemical & Engineering Co. Ltd.	82,900	1,174,334
#	Space Co. Ltd.	7,400	50,542
	SPK Corp.	99,536	1,045,599
	Starzen Co. Ltd.	200,800	3,080,925
	Stella Chemifa Corp.	55,800	1,057,972
#	Subaru Enterprise Co. Ltd.	24,500	1,605,446
	Sugimoto & Co. Ltd.	145,800	2,292,919
	Sumida Corp.	158,800	996,926
#	Suminoe Textile Co. Ltd.	115,200	1,497,843
	Sumitomo Densetsu Co. Ltd.	16,000	321,113
#	Sumitomo Osaka Cement Co. Ltd.	584,699	15,449,668
	Sumitomo Precision Products Co. Ltd.	17,016	349,137
#	Sumitomo Riko Co. Ltd.	965,400	4,493,881
	Sumitomo Seika Chemicals Co. Ltd.	122,700	2,759,391
	Sumitomo Warehouse Co. Ltd.	1,122,100	17,708,935
	Sun Frontier Fudousan Co. Ltd.	371,400	3,113,498
	Suncall Corp.	317,100	1,511,267
#	Sun-Wa Technos Corp.	280,000	3,002,844
	Suruga Bank Ltd.	2,725,300	7,638,445
#	Suzuki Co. Ltd.	227,900	1,376,281
	T RAD Co. Ltd.	143,000	2,795,766
	T&K Toka Co. Ltd.	267,000	1,763,213
	Tachibana Eletech Co. Ltd.	367,820	4,282,771
	Tachikawa Corp.	232,000	1,929,094
	Tadano Ltd.	64,000	465,103
	Taihei Dengyo Kaisha Ltd.	322,900	7,393,479
	Taiheiyo Cement Corp.	639,221	9,590,272
#	Taiheiyo Kouhatsu, Inc.	198,700	920,176
#	Taiho Kogyo Co. Ltd.	357,800	1,809,512
	Taiko Bank Ltd.	16,000	166,796
	Taisei Lamick Co. Ltd.	12,100	247,286
	Takachiho Koheki Co. Ltd.	5,000	76,024
	Takamatsu Construction Group Co. Ltd.	84,300	1,347,611
	Takano Co. Ltd.	156,000	965,676
	Takaoka Toko Co. Ltd.	224,044	3,257,211
	Takara Leben Co. Ltd.	999,000	2,774,518
	Takara Standard Co. Ltd.	616,853	6,176,618
	Takasago International Corp.	204,900	3,974,425
	Takashima & Co. Ltd.	54,600	1,081,072
#	Takashimaya Co. Ltd.	2,239,617	24,059,665
#	TAKEBISHI Corp.	56,400	636,472
	Tanabe Engineering Corp.	25,500	172,813
	Tatsuta Electric Wire & Cable Co. Ltd.	633,000	2,182,477
	Tayca Corp.	98,100	887,898
#	Tbk Co. Ltd.	556,600	1,402,111
	TECHNO ASSOCIE Co. Ltd.	167,000	1,480,182
	Techno Ryowa Ltd.	220,770	1,482,228
	Teijin Ltd.	155,600	1,648,728
	Teikoku Sen-I Co. Ltd.	14,900	188,867
	Teikoku Tsushin Kogyo Co. Ltd.	169,700	1,891,375
	Tekken Corp.	202,400	2,769,607
	Tenma Corp.	353,300	6,179,087
	Terasaki Electric Co. Ltd.	13,100	103,282
	Tigers Polymer Corp.	289,000	927,197

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toa Corp.	247,800	$1,461,784
	Toa Corp.	284,900	5,561,327
	Toa Oil Co. Ltd.	92,100	1,715,769
	TOA ROAD Corp.	102,300	4,574,385
	Toabo Corp.	5,200	14,303
	Toagosei Co. Ltd.	1,846,600	14,337,059
#	Tobishima Corp.	240,977	1,925,415
	TOC Co. Ltd.	266,500	1,591,108
	Toda Corp.	1,079,100	5,788,126
	Toenec Corp.	215,500	6,047,673
	Togami Electric Manufacturing Co. Ltd.	13,000	172,434
#	Toho Acetylene Co. Ltd.	11,800	99,660
	Toho Bank Ltd.	1,263,200	2,032,853
	Toho Co. Ltd.	31,000	293,307
	Toho Holdings Co. Ltd.	567,400	8,689,050
	Toho Zinc Co. Ltd.	215,300	3,501,737
	Tohoku Bank Ltd.	168,399	1,226,652
	Tohoku Steel Co. Ltd.	7,500	87,029
	Tokai Corp.	43,465	582,356
	Tokai Lease Co. Ltd.	61,799	699,837
	Tokai Rika Co. Ltd.	882,600	9,713,342
	Tokai Tokyo Financial Holdings, Inc.	2,163,148	6,126,097
	Tokushu Tokai Paper Co. Ltd.	151,022	3,596,748
	Tokuyama Corp.	921,458	12,457,532
	Tokyo Energy & Systems, Inc.	566,400	4,420,576
	Tokyo Keiki, Inc.	284,476	2,878,148
	Tokyo Kiraboshi Financial Group, Inc.	157,000	2,586,648
	Tokyo Radiator Manufacturing Co. Ltd.	35,900	176,838
#	Tokyo Rakutenchi Co. Ltd.	5,200	155,940
#	Tokyo Rope Manufacturing Co. Ltd.	135,200	955,857
	Tokyo Sangyo Co. Ltd.	484,900	2,590,757
	Tokyo Tekko Co. Ltd.	205,300	1,915,899
	Toli Corp.	1,062,200	1,636,233
#	Tomato Bank Ltd.	158,800	1,204,146
#	Tomoe Corp.	647,200	2,187,520
	Tomoe Engineering Co. Ltd.	118,700	2,153,852
	Tomoku Co. Ltd.	270,600	3,030,389
	TOMONY Holdings, Inc.	2,884,000	6,825,306
	Tonami Holdings Co. Ltd.	150,700	4,094,384
	Topre Corp.	383,100	2,967,923
	Topy Industries Ltd.	360,900	3,598,444
#	Torigoe Co. Ltd.	141,000	698,685
	Torishima Pump Manufacturing Co. Ltd.	60,200	608,304
	Tosei Corp.	404,400	3,883,741
	Totech Corp.	2,200	57,077
	Totetsu Kogyo Co. Ltd.	15,000	268,449
	Tottori Bank Ltd.	51,199	444,078
#	Towa Bank Ltd.	709,300	2,797,382
	Toyo Construction Co. Ltd.	1,361,200	8,879,584
	Toyo Corp.	113,600	1,047,007
	Toyo Denki Seizo KK	113,050	772,703
*	Toyo Engineering Corp.	5,600	27,776
	Toyo Ink SC Holdings Co. Ltd.	687,300	10,017,316
	Toyo Kanetsu KK	90,600	1,890,402
	Toyo Logistics Co. Ltd.	106,800	236,305
	Toyo Machinery & Metal Co. Ltd.	301,700	1,278,266
	Toyo Seikan Group Holdings Ltd.	191,100	2,200,630
#	Toyo Tanso Co. Ltd.	198,000	4,506,423
	Toyo Tire Corp.	189,600	2,548,241

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Wharf & Warehouse Co. Ltd.	101,599	$979,559
	Toyobo Co. Ltd.	1,592,497	12,377,675
	Toyoda Gosei Co. Ltd.	136,400	2,152,555
	TPR Co. Ltd.	263,831	2,480,269
	Trinity Industrial Corp.	12,100	60,347
	Trusco Nakayama Corp.	60,400	859,573
	TS Tech Co. Ltd.	981,500	11,191,952
	TSI Holdings Co. Ltd.	456,633	1,145,272
	Tsubaki Nakashima Co. Ltd.	312,371	2,224,749
	Tsubakimoto Chain Co.	434,272	10,336,306
	Tsubakimoto Kogyo Co. Ltd.	22,700	644,926
	Tsukishima Kikai Co. Ltd.	376,130	2,559,949
#	Tsukuba Bank Ltd.	1,199,667	1,771,465
	Tsurumi Manufacturing Co. Ltd.	250,100	3,841,731
	Tsuzuki Denki Co. Ltd.	1,300	13,278
	TV Asahi Holdings Corp.	325,500	3,656,226
	Tv Tokyo Holdings Corp.	176,700	2,604,627
	TYK Corp.	561,500	1,178,754
	UACJ Corp.	873,599	14,821,509
	UBE Corp.	1,257,200	19,684,560
#	Ueki Corp.	37,400	384,814
#	Uniden Holdings Corp.	36,899	1,136,829
	Unipres Corp.	753,639	4,739,516
	United Super Markets Holdings, Inc.	167,500	1,356,885
*	Unitika Ltd.	125,199	216,454
	Urbanet Corp. Co. Ltd.	119,500	269,136
	Valor Holdings Co. Ltd.	380,349	5,363,113
	Wakachiku Construction Co. Ltd.	217,200	3,926,347
	Wakita & Co. Ltd.	873,000	7,236,238
	Warabeya Nichiyo Holdings Co. Ltd.	336,300	5,600,526
#	Watts Co. Ltd.	6,100	33,913
#	Wood One Co. Ltd.	122,375	1,076,860
	World Co. Ltd.	132,600	1,336,610
	Wowow, Inc.	43,400	476,445
	Xebio Holdings Co. Ltd.	590,747	4,094,397
#	Yachiyo Industry Co. Ltd.	143,900	736,704
	Yagi & Co. Ltd.	1,100	10,327
	Yahagi Construction Co. Ltd.	249,900	1,504,169
	Yaizu Suisankagaku Industry Co. Ltd.	114,600	777,932
	YAMABIKO Corp.	284,696	2,585,592
	Yamae Group Holdings Co. Ltd.	30,900	319,466
	Yamagata Bank Ltd.	6,000	41,341
	Yamaguchi Financial Group, Inc.	2,384,747	13,499,750
	Yamatane Corp.	215,499	2,565,765
#	Yamato Corp.	337,900	1,975,690
	Yamato Kogyo Co. Ltd.	108,400	3,706,833
	Yamaya Corp.	57,600	1,137,278
#	Yamazawa Co. Ltd.	16,000	170,555
	Yamazen Corp.	40,800	308,484
	Yasuda Logistics Corp.	281,000	1,989,644
	Yellow Hat Ltd.	205,200	2,684,584
	Yodogawa Steel Works Ltd.	455,200	8,165,901
	Yokogawa Bridge Holdings Corp.	70,400	1,017,399
	Yokohama Rubber Co. Ltd.	52,600	770,455
	Yokorei Co. Ltd.	1,200,100	8,185,572
	Yondenko Corp.	175,900	2,417,919
#	Yorozu Corp.	367,400	2,448,363
	Yotai Refractories Co. Ltd.	235,500	2,694,474
	Yuasa Funashoku Co. Ltd.	42,099	808,690

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuasa Trading Co. Ltd.	79,500	$2,158,828
#	Yuken Kogyo Co. Ltd.	42,700	581,501
	Yurtec Corp.	1,069,900	5,853,944
#	Yushiro Chemical Industry Co. Ltd.	171,500	1,166,398
	Yutaka Giken Co. Ltd.	12,800	181,207
	Zaoh Co. Ltd.	28,700	421,489
	Zenitaka Corp.	43,300	1,067,356
	Zuiko Corp.	100	586
TOTAL JAPAN			2,657,740,152
NETHERLANDS — (2.7%)
#	Amsterdam Commodities NV	3,029	69,773
	APERAM SA	1,136,182	37,044,386
	ASR Nederland NV	2,413,709	100,886,815
	Boskalis Westminster	977,712	32,081,199
	Brunel International NV	63,575	720,132
#	ForFarmers NV	169,579	523,461
*	Fugro NV	551,794	6,567,622
	Heijmans NV	634,908	7,601,727
*	Hunter Douglas NV	3,972	709,855
*Ω	Intertrust NV	25,055	494,835
	Kendrion NV	52,992	834,616
#*	Koninklijke BAM Groep NV	3,935,877	9,596,917
	Koninklijke Vopak NV	454,874	10,557,186
	Ordina NV	2,503,368	12,686,537
#	SBM Offshore NV	4,336,093	60,517,588
Ω	Signify NV	561,832	18,247,193
*	Sligro Food Group NV	29,282	579,889
#*††	SRH NV	4,044,025	0
TOTAL NETHERLANDS			299,719,731
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	13,940,449	5,367,888
	Arvida Group Ltd.	2,353,248	2,221,064
*	Channel Infrastructure NZ Ltd.	1,205,307	919,893
	Chorus Ltd.	1,229,947	6,190,213
	Colonial Motor Co. Ltd.	247,107	1,488,239
	Heartland Group Holdings Ltd.	2,586,846	3,385,254
	KMD Brands Ltd.	4,814,065	3,310,434
#	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	1,124,779
#	NZME Ltd.	1,169,418	851,127
	Oceania Healthcare Ltd.	1,315,034	780,124
	PGG Wrightson Ltd.	195,722	553,737
*††	RPNZ Ltd.	832,183	0
#*	Sanford Ltd.	1,049,970	2,742,068
*	SKY Network Television Ltd.	1,137,586	1,651,430
	SKYCITY Entertainment Group Ltd.	1,029,595	1,798,413
*	Tourism Holdings Ltd.	306,827	474,520
	TOWER Ltd.	403,954	158,723
#	Turners Automotive Group Ltd.	60,435	140,102
TOTAL NEW ZEALAND			33,158,008
NORWAY — (1.2%)
#*	Akastor ASA	1,339,041	1,220,207
*	Aker BioMarine ASA	6,974	37,016
	Aker Solutions ASA	2,771,345	8,590,116
	American Shipping Co. ASA	824,081	3,388,334
*	Archer Ltd.	448,448	164,623

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Avance Gas Holding Ltd.	70,862	$425,528
	B2Holding ASA	1,346,731	1,289,422
	Bonheur ASA	260,346	10,425,168
*	Borr Drilling Ltd.	128,798	482,456
#*	BW Energy Ltd.	860,958	2,453,051
Ω	BW LPG Ltd.	1,709,198	14,059,240
	BW Offshore Ltd.	2,514,124	7,076,505
	DNO ASA	6,295,565	9,058,252
*	FLEX LNG Ltd.	167,994	5,335,304
#*	Frontline Ltd.	1,353,028	12,887,990
	Golden Ocean Group Ltd.	384,739	4,247,947
	Hafnia Ltd.	347,734	1,237,156
	Hunter Group ASA	4,208,898	1,533,043
Ω	Klaveness Combination Carriers ASA	1,337	8,696
#*	Kongsberg Automotive ASA	3,533,946	1,018,797
*	LINK Mobility Group Holding ASA	68,213	89,472
*	Magseis Fairfield ASA	489,390	412,761
	MPC Container Ships ASA	900,723	2,196,684
*Ω	Norske Skog ASA	171,253	1,255,794
*	Northern Ocean Ltd.	17,759	21,717
*	Norwegian Energy Co. ASA	3,030	148,118
*	NRC Group ASA	74,482	149,318
*	Odfjell Drilling Ltd.	2,308,447	5,539,510
#	Odfjell SE, Class A	307,399	1,762,960
*	Odfjell Technology Ltd.	380,792	897,020
Ω	Okeanis Eco Tankers Corp.	105,440	1,345,147
*	Otello Corp. ASA	616	1,882
	Pareto Bank ASA	70,593	386,572
#*	PGS ASA	2,953,884	2,032,203
	Saga Pure ASA	159,801	40,141
	Selvaag Bolig ASA	14,297	60,721
*Ω	Shelf Drilling Ltd.	935,387	1,224,198
#*	Solstad Offshore ASA	193,912	638,877
	Sparebank 1 Oestlandet	60,412	746,389
	SpareBank 1 Sorost-Norge	41,988	232,200
	Sparebanken More	22,735	171,674
	Stolt-Nielsen Ltd.	586,868	12,505,072
	TGS ASA	480,308	7,129,252
	Treasure ASA	41,448	70,678
#	Wilh Wilhelmsen Holding ASA, Class A	227,350	5,662,591
#Ω	XXL ASA	1,616,635	1,106,243
TOTAL NORWAY			130,766,045
PORTUGAL — (0.3%)
#	Banco Comercial Portugues SA, Class R	116,370,381	17,268,006
	NOS SGPS SA	1,392,743	5,261,041
	Sonae SGPS SA	10,546,539	11,999,560
TOTAL PORTUGAL			34,528,607
SINGAPORE — (0.9%)
	Amara Holdings Ltd.	96,100	23,708
#*††	AssetCo PLC	29,676,800	0
*	Avarga Ltd.	61,600	10,476
*	Banyan Tree Holdings Ltd.	2,791,500	577,324
	Bonvests Holdings Ltd.	1,274,180	886,164
	Bukit Sembawang Estates Ltd.	104,000	376,399
	China Aviation Oil Singapore Corp. Ltd.	1,378,100	858,063
#	Chip Eng Seng Corp. Ltd.	7,617,298	3,530,706

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Chuan Hup Holdings Ltd.	6,184,800	$983,219
*	COSCO Shipping International Singapore Co. Ltd.	1,417,000	202,544
#	Del Monte Pacific Ltd.	943,400	242,618
*††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	19,355
#	Far East Orchard Ltd.	3,764,407	2,975,969
	First Sponsor Group Ltd.	1,045,655	913,094
#	Geo Energy Resources Ltd.	595,400	183,873
	GK Goh Holdings Ltd.	2,099,974	1,367,973
	Golden Agri-Resources Ltd.	49,050,500	9,235,690
	GP Industries Ltd.	202,408	93,849
#	GuocoLand Ltd.	2,924,100	3,391,660
	Haw Par Corp. Ltd.	239,200	1,906,742
	Hiap Hoe Ltd.	73,800	41,552
#	Ho Bee Land Ltd.	6,013,600	12,155,843
#	Hong Fok Corp. Ltd.	5,817,460	4,007,107
#	Hong Leong Asia Ltd.	3,055,200	1,637,546
#	Hong Leong Finance Ltd.	1,148,400	2,011,612
#	Hotel Grand Central Ltd.	2,778,549	1,987,626
	Hutchison Port Holdings Trust	27,640,800	6,509,104
#*††	Hyflux Ltd.	6,643,700	0
	Indofood Agri Resources Ltd.	423,200	98,246
	InnoTek Ltd.	62,100	19,117
#	Japfa Ltd.	3,694,259	1,563,973
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	88,035
#	Metro Holdings Ltd.	7,977,860	4,188,203
#	OUE Ltd.	3,908,600	3,708,425
	Oxley Holdings Ltd.	69,709	9,040
#	PSC Corp. Ltd.	3,464,343	915,784
#	QAF Ltd.	3,264,708	2,008,788
*	Raffles Education Corp. Ltd.	3,822,490	180,216
	Samudera Shipping Line Ltd.	44,800	36,440
*	Sembcorp Marine Ltd.	38,829,700	3,067,108
#	SIIC Environment Holdings Ltd.	6,954,600	1,031,847
	Sinarmas Land Ltd.	387,100	54,393
#	Sing Holdings Ltd.	1,587,200	438,136
#	Sing Investments & Finance Ltd.	176,600	190,350
	Singapore Land Group Ltd.	1,862,021	3,340,833
	Singapore Post Ltd.	781,000	359,667
	Singapura Finance Ltd.	210,000	125,539
#	Stamford Land Corp. Ltd.	7,527,258	2,098,342
#	Straits Trading Co. Ltd.	723,200	1,539,733
#*††	Swiber Holdings Ltd.	10,173,200	150,234
#	Tiong Woon Corp. Holding Ltd.	2,080,150	809,888
#	Tuan Sing Holdings Ltd.	14,883,803	4,106,611
	UOB-Kay Hian Holdings Ltd.	397,999	412,566
	Valuetronics Holdings Ltd.	254,200	100,436
	Wee Hur Holdings Ltd.	225,000	34,314
#	Wing Tai Holdings Ltd.	6,928,754	8,479,418
	Yeo Hiap Seng Ltd.	323,363	194,196
TOTAL SINGAPORE			95,479,694
SPAIN — (2.3%)
	Acerinox SA	1,459,751	14,241,832
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	64,950	1,112,838
	Atresmedia Corp. de Medios de Comunicacion SA	366,148	1,125,144
	Banco de Sabadell SA	82,808,570	53,019,266

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Bankinter SA	11,495,360	$56,597,823
#*††	Caja de Ahorros del Mediterraneo	298,813	0
#*	Deoleo SA	223,490	80,279
#	Ebro Foods SA	1,773,514	29,513,039
*	eDreams ODIGEO SA	608,568	3,222,762
	Elecnor SA	66,287	783,406
	Ence Energia y Celulosa SA	296,717	982,908
#	Ercros SA	2,950,841	11,068,698
#	Fomento de Construcciones y Contratas SA	11,101	109,995
Ω	Gestamp Automocion SA	1,177,324	4,529,131
	Grupo Catalana Occidente SA	669,868	19,975,858
	Iberpapel Gestion SA	94,983	1,358,581
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,569,755	7,291,133
#	Mapfre SA	19,321,582	31,207,179
#Ω	Neinor Homes SA	283,263	3,046,769
*	Obrascon Huarte Lain SA	2,935,444	1,755,669
	Prosegur Cia de Seguridad SA	174,475	311,156
#*	Tubacex SA	2,049,499	4,299,085
Ω	Unicaja Banco SA	3,940,749	3,408,778
	Vocento SA	836,736	556,988
TOTAL SPAIN			249,598,317
SWEDEN — (2.7%)
Ω	AcadeMedia AB	1,061,831	5,231,257
	AFRY AB	152,304	2,325,654
Ω	Alimak Group AB	273,152	2,433,463
	Alligo AB, Class B	289,288	2,970,532
Ω	Ambea AB	393,009	1,937,364
*	Annehem Fastigheter AB, Class B	25,858	76,574
#	AQ Group AB	19,714	555,742
	Arjo AB, Class B	1,850,482	10,165,238
*Ω	Attendo AB	653,154	1,590,001
	BE Group AB	60,773	767,962
	Beijer Electronics Group AB	16,339	108,392
	Bergman & Beving AB	465,559	4,944,430
	Bergs Timber AB, Class B	4,602	21,545
	Betsson AB, Class B	1,772,342	12,251,455
*	BHG Group AB	1,786	6,104
	Bilia AB, Class A	58,822	831,124
	Bjorn Borg AB	25,586	98,712
	Bonava AB, Class B	1,106,024	4,143,469
#	Bulten AB	330,800	2,330,239
	Bure Equity AB	721,930	19,218,481
	Byggmax Group AB	1,321,286	6,415,252
*	Careium AB	185,245	220,936
#*	Catena Media PLC	135,270	437,181
	Cloetta AB, Class B	4,876,922	9,761,424
*	Collector AB	346,286	1,203,248
*	Doro AB	420,913	659,989
*	Duni AB	586,766	5,611,214
#Ω	Dustin Group AB	174,744	1,193,224
#	Elanders AB, Class B	138,140	2,062,909
*Ω	Eltel AB	29,797	23,804
#*	Enea AB	5,830	52,680
	Fagerhult AB	200,394	1,090,108
	Granges AB	2,417,333	22,414,146
#*	Haldex AB	507,188	3,166,795
	Hanza Holding AB	49,256	269,922
#*Ω	Hoist Finance AB	580,942	2,153,817

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Humana AB	317,109	$1,491,104
#*	International Petroleum Corp.	961,640	11,742,820
	Inwido AB	1,230,432	14,930,227
*	ITAB Shop Concept AB	135,825	137,734
	JM AB	831,138	15,423,872
	Kabe Group AB, Class B	1,549	30,597
#*	Karo Pharma AB	93,905	469,905
	KNOW IT AB	3,082	91,094
	Lindab International AB	1,225,814	21,455,890
	Loomis AB	718,142	20,250,361
	Mekonomen AB	725,513	8,528,519
	Modern Times Group MTG AB, Class B	290,187	3,003,605
*	Momentum Group AB	289,288	1,657,506
Ω	Munters Group AB	121,966	909,629
	NCC AB, Class B	262,950	2,730,787
*	Net Insight AB, Class B	2,259,160	936,034
	New Wave Group AB, Class B	1,405,731	21,545,752
	Nobia AB	568,406	1,651,011
	Nordic Waterproofing Holding AB	203,001	2,930,165
	Peab AB, Class B	109,390	746,306
	Prevas AB, Class B	10,196	114,485
	Pricer AB, Class B	255,844	498,340
	Proact IT Group AB	7,539	66,453
	Ratos AB, Class B	3,118,911	15,624,746
	Rejlers AB	18,138	249,666
Ω	Resurs Holding AB	1,767,780	4,129,665
	Rottneros AB	1,514,066	2,386,870
#*	Scandi Standard AB	49,916	185,593
	Semcon AB	315,288	3,496,372
*	Sensys Gatso Group AB	1,274,874	131,498
*	Serneke Group AB	4,644	18,758
*	Solid Forsakring AB	176,778	849,255
*	Stillfront Group AB	114,832	300,906
	Tethys Oil AB	413,805	2,780,710
	VBG Group AB, Class B	61,570	785,294
TOTAL SWEDEN			291,025,916
SWITZERLAND — (6.3%)
	Adecco Group AG	553,055	19,482,471
	Allreal Holding AG	291,493	48,226,789
*	ams-OSRAM AG	2,656,787	21,930,591
	Arbonia AG	936,334	13,315,877
*	Aryzta AG	1,857,475	2,122,816
#	Autoneum Holding AG	48,221	5,589,590
	Baloise Holding AG	263,681	42,012,047
	Banque Cantonale de Geneve	34,944	6,298,443
	Banque Cantonale du Jura SA	3,334	185,958
	Banque Cantonale Vaudoise	141,748	13,198,204
	Bell Food Group AG	39,654	10,613,493
	Bellevue Group AG	75,401	2,522,863
	Berner Kantonalbank AG	50,398	11,391,527
	Bobst Group SA	109,168	9,003,825
	Bystronic AG	6,446	4,769,100
	Calida Holding AG	48,974	2,355,036
	Carlo Gavazzi Holding AG	8,701	2,628,620
	Cembra Money Bank AG	112,200	8,156,196
#*	Cicor Technologies Ltd.	21,958	969,573
	Cie Financiere Tradition SA	20,847	2,239,490
	EFG International AG	1,834,522	14,287,458

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Energiedienst Holding AG	25,043	$1,125,930
	Feintool International Holding AG	87,702	1,890,416
*	Flughafen Zurich AG	38,033	6,324,742
#*	GAM Holding AG	1,845,098	2,059,938
	Gurit Holding AG, Class BR	55,920	6,812,826
	Helvetia Holding AG	645,552	73,805,082
	Huber & Suhner AG	56,482	5,085,801
#	Hypothekarbank Lenzburg AG	4	17,571
#*	Implenia AG	294,928	7,800,005
	Investis Holding SA	21,314	2,331,456
*	Jungfraubahn Holding AG	24,183	3,216,529
#	Kudelski SA	185,492	567,739
#	Landis+Gyr Group AG	310,346	20,484,220
	Liechtensteinische Landesbank AG	198,498	10,953,506
	Luzerner Kantonalbank AG	26,722	11,518,881
Ω	Medmix AG	27,422	621,408
	Meier Tobler Group AG	3,397	94,485
	Metall Zug AG, Class B	1,324	2,679,735
	Mobimo Holding AG	123,306	31,749,027
	OC Oerlikon Corp. AG	939,751	7,272,810
	Orell Fuessli AG	244	21,206
	Phoenix Mecano AG	7,645	2,748,688
	Rieter Holding AG	25,236	2,863,857
#	Schweiter Technologies AG	5,858	6,645,846
	Siegfried Holding AG	64,599	47,806,660
	St Galler Kantonalbank AG	51,029	24,308,263
	Sulzer AG	75,447	5,057,535
	Swiss Prime Site AG	613,557	55,872,699
*	Swiss Steel Holding AG	2,884,280	812,698
	Thurgauer Kantonalbank	11,153	1,394,670
	TX Group AG	15,354	2,011,023
	u-blox Holding AG	2,349	274,975
	Valiant Holding AG	82,315	7,415,339
	Valora Holding AG	85,100	23,261,461
	Vaudoise Assurances Holding SA	23,205	9,939,483
	Vetropack Holding AG	150,567	5,982,782
*	Vifor Pharma AG	53,229	9,320,235
	Vontobel Holding AG	308,238	20,274,801
	VP Bank AG, Class A	70,411	6,130,827
*	V-ZUG Holding AG	17,162	1,404,545
	Walliser Kantonalbank	16,484	1,982,688
	Zehnder Group AG	157,498	10,169,395
	Zug Estates Holding AG, Class B	783	1,721,030
	Zuger Kantonalbank AG	369	2,755,988
TOTAL SWITZERLAND			687,888,768
UNITED KINGDOM — (12.1%)
	Alliance Pharma PLC	1,224,690	1,450,926
	Anglo Pacific Group PLC	2,750,503	5,300,913
	Anglo-Eastern Plantations PLC	312,474	3,427,394
*	Ascential PLC	34,311	122,670
	Ashmore Group PLC	340,802	898,152
*	Babcock International Group PLC	6,828,555	28,557,709
#Ω	Bakkavor Group PLC	329,076	351,116
	Balfour Beatty PLC	8,494,510	29,068,342
	Bank of Georgia Group PLC	774,410	14,245,082
	Beazley PLC	704,298	4,664,660
	Bellway PLC	1,813,024	54,180,488
#Ω	Biffa PLC	809,902	3,591,266

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	825,686	$4,160,160
	Bodycote PLC	1,767,854	12,932,904
	Breedon Group PLC	2,015,495	1,746,200
	Burford Capital Ltd.	363,811	3,910,576
*	C&C Group PLC	177,719	429,533
	Camellia PLC	661	50,459
	Capital Ltd.	166,611	188,017
#*	Capricorn Energy PLC	2,083,594	5,587,020
*	Card Factory PLC	1,490,902	963,653
	CareTech Holdings PLC	290,708	2,662,143
	Carr's Group PLC	643,356	1,030,323
	Castings PLC	470,165	1,828,941
*	Cazoo Group Ltd.	476,291	259,341
	Centamin PLC	30,314,589	30,650,239
	Central Asia Metals PLC	1,069,293	3,256,651
	Chemring Group PLC	2,662,471	11,267,880
	Chesnara PLC	1,712,171	6,168,495
	Close Brothers Group PLC	3,337,840	45,119,737
*	Costain Group PLC	12,664	6,780
*Ω	Countryside Partnerships PLC	92,945	329,443
	Crest Nicholson Holdings PLC	5,051,645	16,984,791
	Currys PLC	16,664,667	13,626,094
*	De La Rue PLC	140,743	154,365
	DFS Furniture PLC	215,542	379,489
	Direct Line Insurance Group PLC	512,657	1,286,537
	DiscoverIE Group PLC	214,845	1,990,752
	Diversified Energy Co. PLC	1,525,418	2,297,857
	Drax Group PLC	6,099,372	58,509,532
*	Elementis PLC	6,767,454	9,011,844
*	EnQuest PLC	34,435,960	12,098,735
	Epwin Group PLC	241,779	228,641
	Essentra PLC	1,717,141	5,183,455
	Ferrexpo PLC	2,059,831	3,736,158
#	Firstgroup PLC	8,493,926	13,872,310
#	Flowtech Fluidpower PLC	90,707	138,521
	Foxtons Group PLC	1,265,084	679,817
*	Frasers Group PLC	3,590,539	39,286,650
	Fuller Smith & Turner PLC, Class A	21,478	166,440
	Galliford Try Holdings PLC	1,401,899	2,924,378
	Gem Diamonds Ltd.	326,142	174,724
	Genel Energy PLC	2,707,178	4,801,270
*	Georgia Capital PLC	157,245	1,211,255
	Grafton Group PLC	5,475,243	56,632,976
	Grainger PLC	7,449,540	26,923,963
*	Greencore Group PLC	2,566,895	3,148,937
*	Griffin Mining Ltd.	11,516	12,212
	Gulf Keystone Petroleum Ltd.	3,855,357	11,097,336
	H&T Group PLC	77,164	373,208
	Halfords Group PLC	4,325,031	9,048,886
	Hargreaves Services PLC	18,548	118,783
	Harworth Group PLC	313,097	608,658
	Headlam Group PLC	314,479	1,169,907
	Helical PLC	1,527,049	7,275,927
	Henry Boot PLC	1,364,889	4,758,516
	Hiscox Ltd.	28,601	311,428
	Hochschild Mining PLC	1,783,336	1,760,687
	Hunting PLC	1,942,408	5,110,399
*	Hyve Group PLC	70,487	60,515
Ω	Ibstock PLC	1,193,750	2,992,171

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Inchcape PLC	1,363,979	$13,960,566
	International Personal Finance PLC	2,779,183	3,263,233
	iomart Group PLC	55,118	115,063
	IP Group PLC	1,373,007	1,446,346
#*	IQE PLC	913,170	487,196
*	James Fisher & Sons PLC	39,842	146,482
*	John Wood Group PLC	7,638,926	14,642,340
*	Johnson Service Group PLC	113,716	156,729
	Jupiter Fund Management PLC	2,938,987	4,512,613
	Just Group PLC	1,303,425	1,135,419
	Keller Group PLC	1,737,683	16,894,928
*	Kier Group PLC	577,829	538,788
	Lancashire Holdings Ltd.	957,942	5,218,540
	Lookers PLC	4,344,566	3,996,335
	LSL Property Services PLC	66,765	262,224
	Man Group PLC	12,541,246	41,721,472
*	Marks & Spencer Group PLC	13,889,651	24,080,184
*	Marston's PLC	6,514,497	3,791,207
*	McBride PLC	11,220	2,206
	Mears Group PLC	2,232,222	5,256,939
*	Mediclinic International PLC	6,245,108	36,952,089
	Micro Focus International PLC	1,234,556	4,300,719
*	Mitchells & Butlers PLC	6,818,260	14,402,406
	Mitie Group PLC	1,529,909	1,461,890
	MJ Gleeson PLC	502,979	3,250,786
	Morgan Sindall Group PLC	176,456	4,374,777
	MP Evans Group PLC	44,660	446,191
*	N Brown Group PLC	687,100	212,976
*	National Express Group PLC	10,112,146	22,655,287
	Norcros PLC	227,779	619,907
	Numis Corp. PLC	38,152	120,237
	OSB Group PLC	4,073,239	26,165,471
	Pan African Resources PLC	2,569,647	631,790
	Paragon Banking Group PLC	6,577,529	42,945,296
*	Pendragon PLC	18,158,307	4,867,974
	Pets at Home Group PLC	5,134,585	20,601,563
*	Pharos Energy PLC	2,176,507	611,368
*	Playtech PLC	4,272,115	25,599,081
	Premier Foods PLC	13,910,779	19,748,948
	Provident Financial PLC	131,584	310,953
	QinetiQ Group PLC	1,528,579	7,119,070
Ω	Quilter PLC	13,883,393	17,788,837
*	Rank Group PLC	159,465	175,177
	Rathbones Group PLC	31,887	704,014
	Reach PLC	4,791,808	5,658,503
	Redde Northgate PLC	3,941,228	17,656,358
	Redrow PLC	6,644,105	46,977,999
*	Renewi PLC	414,211	3,829,746
*	Restaurant Group PLC	145,180	90,006
	RHI Magnesita NV	28,450	784,291
	Ricardo PLC	106,627	540,673
	Royal Mail PLC	910,082	3,145,056
	RPS Group PLC	3,496,129	4,831,993
	RWS Holdings PLC	46,935	219,268
	S&U PLC	8,638	218,446
*	Saga PLC	1,188,336	2,294,780
	Secure Trust Bank PLC	597	9,094
*	Senior PLC	2,213,970	3,914,947
	Serco Group PLC	2,659,211	6,118,028

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield PLC	1,380,945	$989,581
*	SIG PLC	6,210,020	2,763,557
	Speedy Hire PLC	7,322,211	4,185,901
*Ω	Spire Healthcare Group PLC	3,698,860	10,734,042
*	Staffline Group PLC	53,623	29,623
*	Superdry PLC	560,377	965,684
	Tate & Lyle PLC	645,832	6,326,798
	TBC Bank Group PLC	208,662	3,512,628
*	Ted Baker PLC	301,557	323,809
Ω	TI Fluid Systems PLC	400,916	853,407
	TP ICAP Group PLC	10,839,869	15,734,722
	Travis Perkins PLC	4,627,750	59,395,503
*	Tremor International Ltd., ADR	2,378	24,636
	Trifast PLC	889,415	1,018,199
	TT Electronics PLC	3,273,145	7,670,097
#*	Tullow Oil PLC	7,583,119	4,759,575
	Tyman PLC	1,700,169	5,496,233
	Vertu Motors PLC	2,644,430	1,895,838
	Vesuvius PLC	6,793,330	29,761,063
	Virgin Money UK PLC	7,799,146	13,602,947
	Vistry Group PLC	5,259,461	59,289,527
	Vp PLC	275,589	2,941,415
	Wickes Group PLC	2,210,082	3,669,754
	Young & Co's Brewery PLC, Class A	43,831	662,911
	Zotefoams PLC	3,087	9,365
TOTAL UNITED KINGDOM			1,329,156,957
UNITED STATES — (0.2%)
#	ADTRAN Holdings, Inc.	997,771	23,352,776
TOTAL COMMON STOCKS			10,707,201,077
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA	173,044	9,079,568
	Jungheinrich AG	132,545	3,607,807
	STO SE & Co. KGaA	25,357	3,934,482
TOTAL GERMANY			16,621,857
RIGHTS/WARRANTS — (0.0%)
ITALY — (0.0%)
#*	Webuild SpA	347,241	0
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	10,557,095	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $10,749,581,847)			10,723,822,934

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	21,871,468	252,987,275
TOTAL INVESTMENTS — (100.0%)
(Cost $11,002,561,393)^^			$10,976,810,209

DFA International Small Cap Value Portfolio
CONTINUED
As of July 31, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	486	09/16/22	$93,044,547	$100,444,050	$7,399,503
Total Futures Contracts			$93,044,547	$100,444,050	$7,399,503
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$748,523,765	—	$748,523,765
Austria	—	78,329,770	—	78,329,770
Belgium	$8,101,317	179,071,766	—	187,173,083
Canada	1,369,768,346	53,577	—	1,369,821,923
China	9,237,193	3,532,333	—	12,769,526
Denmark	5,470,049	299,951,549	—	305,421,598
Finland	—	235,384,478	—	235,384,478
France	—	420,546,974	—	420,546,974
Germany	—	649,726,593	—	649,726,593
Greece	—	—	$1,756	1,756
Hong Kong	—	271,316,369	968,349	272,284,718
Ireland	—	40,986,456	—	40,986,456
Israel	155,516	143,519,769	—	143,675,285
Italy	—	410,140,181	—	410,140,181
Japan	—	2,657,740,152	—	2,657,740,152
Netherlands	—	299,719,731	—	299,719,731
New Zealand	—	33,158,008	—	33,158,008
Norway	1,918,486	128,847,559	—	130,766,045
Portugal	—	34,528,607	—	34,528,607
Singapore	—	95,310,105	169,589	95,479,694
Spain	—	249,598,317	—	249,598,317
Sweden	646,657	290,379,259	—	291,025,916
Switzerland	—	687,888,768	—	687,888,768
United Kingdom	24,636	1,329,132,321	—	1,329,156,957
United States	23,352,776	—	—	23,352,776
Preferred Stocks
Germany	—	16,621,857	—	16,621,857
Securities Lending Collateral	—	252,987,275	—	252,987,275
Futures Contracts**	7,399,503	—	—	7,399,503
TOTAL	$1,426,074,479	$9,556,995,539	$1,139,694^	$10,984,209,712
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (6.2%)
*	A2B Australia Ltd.	175,655	$142,742
	Accent Group Ltd.	350,750	323,492
#	Adairs Ltd.	91,594	155,253
	Adbri Ltd.	327,958	584,852
	AGL Energy Ltd.	46,695	275,019
*	Ainsworth Game Technology Ltd.	31,523	19,830
*	Alkane Resources Ltd.	338,802	187,865
*	Allegiance Coal Ltd.	92,242	7,429
*	Alliance Aviation Services Ltd.	48,114	108,428
*	Allkem Ltd.	84,510	681,691
	ALS Ltd.	85,381	701,271
	Altium Ltd.	13,192	291,317
	Alumina Ltd.	723,499	785,888
#*	AMA Group Ltd.	431,520	46,811
*	AMP Ltd.	2,471,090	1,892,385
	Ampol Ltd.	60,371	1,430,280
#*	Andromeda Metals Ltd.	292,427	20,591
	Ansell Ltd.	64,607	1,186,162
*	Antipa Minerals Ltd.	1,091,431	25,855
#	Appen Ltd.	56,091	229,983
*	Arafura Resources Ltd.	799,022	198,903
	ARB Corp. Ltd.	25,350	595,269
#	Ardent Leisure Group Ltd.	183,308	66,270
	Aristocrat Leisure Ltd.	25,149	627,419
	ASX Ltd.	11,971	744,055
	Atlas Arteria Ltd.	65,612	357,017
	AUB Group Ltd.	26,432	362,537
#*	Audinate Group Ltd.	1,942	12,850
#*	Aurelia Metals Ltd.	1,353,634	261,822
	Aurizon Holdings Ltd.	1,072,390	3,035,181
*	Ausgold Ltd.	1,330,977	45,712
*	Aussie Broadband Ltd.	28,190	72,035
	Austal Ltd.	315,835	593,316
	Austin Engineering Ltd.	207,907	35,064
	Australia & New Zealand Banking Group Ltd.	268,932	4,346,280
	Australia & New Zealand Banking Group Ltd.	18,267	292,276
*	Australian Agricultural Co. Ltd.	366,526	475,354
	Australian Ethical Investment Ltd.	20,629	94,708
#	Australian Finance Group Ltd.	162,334	216,261
*	Australian Strategic Materials Ltd.	54,803	138,061
	Auswide Bank Ltd.	11,123	52,125
	AVJennings Ltd.	78,694	26,153
*	AVZ Minerals Ltd.	100,493	56,196
	Baby Bunting Group Ltd.	70,664	239,220
#	Bank of Queensland Ltd.	599,170	3,173,322
*	Bannerman Energy Ltd.	43,076	68,251
	Bapcor Ltd.	286,152	1,341,668
	Base Resources Ltd.	156,783	33,450
	Beach Energy Ltd.	1,801,011	2,320,998
	Beacon Lighting Group Ltd.	67,484	112,924
	Bega Cheese Ltd.	268,693	657,371
	Bell Financial Group Ltd.	111,621	90,944
#*	Bellevue Gold Ltd.	510,904	303,867
	Bendigo & Adelaide Bank Ltd.	329,048	2,387,780
	BHP Group Ltd.	178,389	4,881,678

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	BHP Group Ltd., Sponsored ADR	58,819	$3,237,398
	Blackmores Ltd.	4,470	244,092
	BlueScope Steel Ltd.	230,932	2,712,609
	Brambles Ltd.	178,347	1,435,462
	Bravura Solutions Ltd.	206,005	221,047
#	Breville Group Ltd.	23,017	340,286
	Brickworks Ltd.	89,732	1,326,715
	BWX Ltd.	108,764	52,030
*	Calima Energy Ltd.	243,590	23,235
*	Calix Ltd.	14,218	63,327
#	Capitol Health Ltd.	499,605	97,606
	Capral Ltd.	4,109	24,577
*	Capricorn Metals Ltd.	52,724	144,688
#*	Carnarvon Energy Ltd.	1,228,400	181,262
	Carsales.com Ltd.	61,517	896,808
	Cash Converters International Ltd.	136,158	22,873
	Cedar Woods Properties Ltd.	57,706	168,899
*††	Centrebet International Ltd.	13,296	0
	Challenger Ltd.	597,162	2,949,838
	Champion Iron Ltd.	204,782	698,693
*	City Chic Collective Ltd.	81,434	133,251
*	Clean Seas Seafood Ltd.	70,765	27,285
	Cleanaway Waste Management Ltd.	700,092	1,348,720
	Clinuvel Pharmaceuticals Ltd.	15,776	209,047
#	Clover Corp. Ltd.	36,665	27,631
#*	Cobalt Blue Holdings Ltd.	10,882	6,310
	Cochlear Ltd.	5,047	760,719
#	Codan Ltd.	72,346	443,273
*	Cogstate Ltd.	42,738	54,024
	Coles Group Ltd.	84,677	1,115,225
*	Collection House Ltd.	117,176	5,567
	Collins Foods Ltd.	98,017	714,476
	Commonwealth Bank of Australia	72,307	5,135,055
	Computershare Ltd.	71,095	1,256,034
#*	Cooper Energy Ltd.	2,283,009	361,109
#*	Corporate Travel Management Ltd.	22,784	303,836
	Costa Group Holdings Ltd.	264,458	479,440
#	Credit Corp. Group Ltd.	40,836	694,244
	CSR Ltd.	438,908	1,408,590
#*	Dacian Gold Ltd.	388,514	31,061
	Data#3 Ltd.	87,623	381,639
*	De Grey Mining Ltd.	168,734	106,409
#*	Deep Yellow Ltd.	40,616	21,773
	Deterra Royalties Ltd.	158,529	483,863
	Dicker Data Ltd.	22,850	181,027
	Domain Holdings Australia Ltd.	103,820	259,932
	Domino's Pizza Enterprises Ltd.	9,057	463,083
	Downer EDI Ltd.	630,754	2,455,624
	Eagers Automotive Ltd.	69,064	610,560
*	Eclipx Group Ltd.	298,743	553,193
	Elanor Investor Group	45,594	52,680
	Elders Ltd.	120,822	960,076
#*	Electro Optic Systems Holdings Ltd.	17,371	11,114
*	Elmo Software Ltd.	13,849	26,969
	Emeco Holdings Ltd.	268,567	138,886
*	Emerald Resources NL	52,160	39,077
#*	EML Payments Ltd.	90,389	67,155
	Endeavour Group Ltd.	37,895	211,129
*	Energy World Corp. Ltd.	1,371,925	53,771

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Enero Group Ltd.	40,866	$89,852
#*	EnviroSuite Ltd.	100,794	11,348
	EQT Holdings Ltd.	11,263	202,186
#	Estia Health Ltd.	250,455	350,573
	Euroz Hartleys Group Ltd.	3,491	4,061
*	EVENT Hospitality & Entertainment Ltd.	77,959	779,777
	Evolution Mining Ltd.	448,458	828,427
	Fenix Resources Ltd.	214,993	41,639
	Finbar Group Ltd.	18,455	9,423
	Fleetwood Ltd.	85,236	102,613
#*	Flight Centre Travel Group Ltd.	17,184	208,978
	Fortescue Metals Group Ltd.	151,890	1,954,605
*	Frontier Digital Ventures Ltd.	53,623	35,450
	G8 Education Ltd.	655,439	489,320
*	Galan Lithium Ltd.	9,485	7,974
*	Gascoyne Resources Ltd.	137,071	23,713
	Genworth Mortgage Insurance Australia Ltd.	374,609	742,286
	Gold Road Resources Ltd.	553,413	540,943
	GR Engineering Services Ltd.	12,983	19,364
	GrainCorp Ltd., Class A	206,682	1,247,684
	Grange Resources Ltd.	490,389	387,752
#*	Greenland Minerals Ltd.	712,099	28,088
	GUD Holdings Ltd.	122,694	759,081
	GWA Group Ltd.	199,820	291,427
	Hansen Technologies Ltd.	137,190	549,818
	Harvey Norman Holdings Ltd.	480,610	1,402,486
	Healius Ltd.	783,774	2,135,501
	Healthia Ltd.	3,249	3,919
#*	Helloworld Travel Ltd.	19,262	26,152
*	Highfield Resources Ltd.	71,871	47,948
	Hot Chili Ltd.	64,306	32,125
	HT&E Ltd.	222,961	204,036
	HUB24 Ltd.	8,825	152,455
#	Humm Group Ltd.	349,557	122,859
	IDP Education Ltd.	25,503	513,117
	IGO Ltd.	235,716	1,847,031
	Iluka Resources Ltd.	136,845	928,770
	Imdex Ltd.	294,540	375,006
*	Immutep Ltd., Sponsored ADR	15,000	33,900
	Incitec Pivot Ltd.	967,784	2,465,763
	Infomedia Ltd.	336,009	375,477
	Inghams Group Ltd.	174,224	361,221
	Insignia Financial Ltd.	549,221	1,194,897
	Insurance Australia Group Ltd.	172,005	541,226
	Integral Diagnostics Ltd.	158,298	343,173
	InvoCare Ltd.	44,388	344,345
#*	ioneer Ltd.	343,732	136,381
	IPH Ltd.	94,439	582,997
	IRESS Ltd.	91,339	732,451
	IVE Group Ltd.	112,528	169,668
	James Hardie Industries PLC	35,000	864,385
#	James Hardie Industries PLC, Sponsored ADR	1,506	37,409
#	JB Hi-Fi Ltd.	44,783	1,326,043
*	Jervois Global Ltd.	84,421	23,805
	Johns Lyng Group Ltd.	58,594	311,501
	Jupiter Mines Ltd.	1,025,925	142,812
*	Karoon Energy Ltd.	457,579	604,613
#	Kelsian Group Ltd.	87,271	375,869
#*	Kogan.com Ltd.	19,892	64,387

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Lark Distilling Co. Ltd.	13,663	$26,989
	Lendlease Corp. Ltd.	174,954	1,267,478
	Lifestyle Communities Ltd.	49,025	584,039
	Link Administration Holdings Ltd.	298,237	919,498
*	Lottery Corp. Ltd.	401,039	1,272,135
	Lovisa Holdings Ltd.	23,600	296,466
	Lycopodium Ltd.	4,501	19,527
*	Lynas Rare Earths Ltd.	64,679	397,733
	MA Financial Group Ltd.	20,529	88,941
#	MACA Ltd.	287,000	201,650
	Macmahon Holdings Ltd.	971,526	98,612
	Macquarie Group Ltd.	19,203	2,457,674
*	Macquarie Telecom Group Ltd.	1,689	79,834
#	Magellan Financial Group Ltd.	34,094	350,291
*	Mayne Pharma Group Ltd.	1,361,330	324,844
	McMillan Shakespeare Ltd.	49,924	430,480
	McPherson's Ltd.	112,966	64,945
	Medibank Pvt Ltd.	415,793	999,788
#*	Medical Developments International Ltd.	14,471	25,550
#*	Mesoblast Ltd.	176,885	116,078
#*	Metals X Ltd.	558,329	124,143
	Metcash Ltd.	349,021	1,017,375
	Michael Hill International Ltd.	50,276	37,438
*	Mincor Resources NL	84,406	114,479
	Mineral Resources Ltd.	30,552	1,164,156
*	MMA Offshore Ltd.	275,076	115,822
#	Monadelphous Group Ltd.	69,891	507,389
	Monash IVF Group Ltd.	261,809	204,900
	Money3 Corp. Ltd.	172,998	268,551
	Mount Gibson Iron Ltd.	635,242	234,242
	Myer Holdings Ltd.	960,406	316,822
	MyState Ltd.	95,841	321,837
#*	Nanosonics Ltd.	38,363	127,632
	National Australia Bank Ltd.	308,973	6,672,738
	National Tyre & Wheel Ltd.	12,177	7,901
#*	Navarre Minerals Ltd.	593,361	24,015
#	Navigator Global Investments Ltd.	155,633	167,405
#*	Nearmap Ltd.	96,637	94,636
*	Neometals Ltd.	48,923	38,534
	Netwealth Group Ltd.	45,378	412,256
#*	New Century Resources Ltd.	14,742	17,875
	New Energy Solar	4,982	2,871
#	New Hope Corp. Ltd.	529,216	1,639,554
	Newcrest Mining Ltd.	264,332	3,561,540
*	NEXTDC Ltd.	46,970	391,004
	nib holdings Ltd.	199,873	1,022,163
	Nick Scali Ltd.	48,096	326,549
	Nickel Industries Ltd.	553,735	425,252
	Nine Entertainment Co. Holdings Ltd.	811,544	1,184,017
#	Northern Star Resources Ltd.	401,624	2,207,176
	NRW Holdings Ltd.	431,557	590,792
	Nufarm Ltd.	297,196	1,082,345
	Objective Corp. Ltd.	6,207	66,652
*	OFX Group Ltd.	129,462	246,757
#*	Omni Bridgeway Ltd.	196,829	571,099
	oOh!media Ltd.	491,489	432,434
*	Opthea Ltd.	19,597	17,641
	Orica Ltd.	138,768	1,644,710
	Origin Energy Ltd.	372,323	1,563,147

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Orora Ltd.	563,257	$1,409,911
	OZ Minerals Ltd.	77,903	1,040,414
	Pacific Current Group Ltd.	51,154	271,912
*	Pacific Smiles Group Ltd.	19,803	24,231
	Pact Group Holdings Ltd.	127,434	181,274
#*	Paladin Energy Ltd.	512,786	268,197
*	Panoramic Resources Ltd.	1,056,690	146,230
*	Pantoro Ltd.	625,834	82,736
	Peet Ltd.	285,445	208,286
	Pendal Group Ltd.	177,721	601,892
#*	Peninsula Energy Ltd.	395,924	52,278
	PeopleIN Ltd.	35,456	84,757
	Pepper Money Ltd.	47,459	54,483
	Perenti Global Ltd.	594,067	239,658
#	Perpetual Ltd.	40,280	859,739
	Perseus Mining Ltd.	1,083,530	1,285,956
*	Pilbara Minerals Ltd.	173,979	343,040
#	Pinnacle Investment Management Group Ltd.	10,188	72,342
	Platinum Asset Management Ltd.	173,919	223,308
#*	PolyNovo Ltd.	57,893	66,903
*	Poseidon Nickel Ltd.	563,943	21,530
#	Praemium Ltd.	59,810	26,580
	Premier Investments Ltd.	42,660	634,510
	Pro Medicus Ltd.	10,174	356,384
	Propel Funeral Partners Ltd.	17,391	57,090
	PSC Insurance Group Ltd.	8,798	27,055
#	PWR Holdings Ltd.	36,095	212,120
*	Qantas Airways Ltd.	77,152	248,611
	QBE Insurance Group Ltd.	267,437	2,162,422
	Qube Holdings Ltd.	443,350	862,374
	Ramelius Resources Ltd.	784,191	594,160
	Ramsay Health Care Ltd.	18,919	934,632
	REA Group Ltd.	4,186	369,307
*	ReadyTech Holdings Ltd.	22,182	50,255
	Reckon Ltd.	24,980	21,327
*	Red 5 Ltd.	940,136	174,373
*	Red River Resources Ltd.	65,097	7,050
*	Redbubble Ltd.	56,201	46,672
	Reece Ltd.	20,461	220,985
#	Regis Healthcare Ltd.	102,220	155,148
#	Regis Resources Ltd.	698,156	864,987
#*	Reject Shop Ltd.	19,979	60,382
	Reliance Worldwide Corp. Ltd.	382,865	1,196,211
	Resimac Group Ltd.	22,675	21,290
#*	Resolute Mining Ltd.	930,869	182,899
*	Retail Food Group Ltd.	2,147,241	72,259
	Ridley Corp. Ltd.	195,892	232,220
	Rio Tinto Ltd.	28,857	1,999,344
*	RPMGlobal Holdings Ltd.	72,882	80,937
*††	Salmat Ltd.	16,043	0
	Sandfire Resources Ltd.	446,461	1,440,797
	Santos Ltd.	439,518	2,284,782
	SEEK Ltd.	18,813	304,717
	Select Harvests Ltd.	130,005	420,118
	Servcorp Ltd.	42,286	93,338
*	Service Stream Ltd.	518,825	383,057
	Seven Group Holdings Ltd.	33,168	410,946
*	Seven West Media Ltd.	822,457	274,877
	SG Fleet Group Ltd.	38,794	71,268

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group Ltd.	93,308	$68,252
*	Sierra Rutile Holdings, Ltd.	136,845	30,596
	Sigma Healthcare Ltd.	1,302,866	565,890
*	Silver Lake Resources Ltd.	844,813	854,195
#*	Silver Mines Ltd.	441,317	58,421
	Sims Ltd.	146,845	1,527,041
	SmartGroup Corp. Ltd.	87,111	422,047
	Sonic Healthcare Ltd.	76,269	1,836,673
	South32 Ltd.	1,326,168	3,614,622
	Southern Cross Electrical Engineering Ltd.	130,917	59,381
	Southern Cross Media Group Ltd.	216,813	182,018
*††	Speedcast International Ltd.	198,889	0
	SRG Global Ltd.	25,089	12,284
	St Barbara Ltd.	742,299	585,274
*	Star Entertainment Grp Ltd.	786,582	1,704,250
	Steadfast Group Ltd.	254,821	955,334
*	Strickland Metals Ltd.	201,515	8,612
*	Strike Energy Ltd.	305,334	62,526
	Suncorp Group Ltd.	282,414	2,230,301
#	Sunland Group Ltd.	67,813	120,023
*	Sunrise Energy Metals Ltd.	15,847	30,477
*	Sunstone Metals Ltd.	215,581	7,600
	Super Retail Group Ltd.	160,643	1,121,417
*	Superloop Ltd.	304,048	180,448
	Symbio Holdings Ltd.	30,212	84,922
#*	Syrah Resources Ltd.	587,928	612,575
	Tabcorp Holdings Ltd.	1,019,447	711,144
	Tassal Group Ltd.	251,201	865,074
	Technology One Ltd.	134,332	1,114,589
	Telstra Corp. Ltd.	224,720	614,162
*	Temple & Webster Group Ltd.	15,717	58,425
	Ten Sixty Four Ltd.	189,882	83,757
	TPG Telecom Ltd.	96,322	429,793
	Treasury Wine Estates Ltd.	46,748	402,969
*	Tuas Ltd.	41,766	45,289
*	Tyro Payments Ltd.	22,922	13,413
	United Malt Grp Ltd.	230,209	594,521
*††	Virgin Australia Holdings Ltd.	272,729	0
	Vita Group Ltd.	135,236	18,516
Ω	Viva Energy Group Ltd.	696,970	1,309,307
#*	Webjet Ltd.	116,260	423,605
	Wesfarmers Ltd.	15,933	522,061
*	West African Resources Ltd.	653,705	608,586
	Westgold Resources Ltd.	369,906	337,598
	Westpac Banking Corp.	357,485	5,413,446
	Whitehaven Coal Ltd.	881,890	3,882,855
*	Widgie Nickel Ltd.	11,598	2,903
	WiseTech Global Ltd.	3,220	114,035
#	Woodside Energy Group Ltd., ADR	21,257	482,751
	Woodside Energy Group Ltd.	153,353	3,462,784
	Woolworths Group Ltd.	37,895	996,983
	Worley Ltd.	180,284	1,819,479
*	Xero Ltd.	3,462	228,072
#	Yancoal Australia Ltd.	55,281	194,060
#*	Zip Co. Ltd.	40,095	32,396
TOTAL AUSTRALIA			208,178,607
AUSTRIA — (0.6%)
	Addiko Bank AG	6,257	65,918

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Agrana Beteiligungs AG	12,744	$211,331
	ANDRITZ AG	37,161	1,738,756
	AT&S Austria Technologie & Systemtechnik AG	25,068	1,252,503
Ω	BAWAG Group AG	37,142	1,714,837
	CA Immobilien Anlagen AG	3,204	104,578
#*	DO & Co. AG	3,767	314,737
	Erste Group Bank AG	43,162	1,094,272
	EVN AG	35,368	834,166
*	FACC AG	6,832	51,909
*	Flughafen Wien AG	1,363	45,815
	Immofinanz AG	7,951	0
#*	Kapsch TrafficCom AG	2,499	33,032
	Lenzing AG	6,069	489,758
	Mayr Melnhof Karton AG	3,500	559,221
	Oberbank AG	847	87,427
#	Oesterreichische Post AG	9,086	261,830
	OMV AG	31,536	1,343,116
	Palfinger AG	8,726	216,308
#	POLYTEC Holding AG	14,925	89,293
	Porr AG	16,942	210,472
	Raiffeisen Bank International AG	124,108	1,503,538
	Rosenbauer International AG	1,017	34,866
	S IMMO AG	19,003	443,245
	Schoeller-Bleckmann Oilfield Equipment AG	5,338	305,222
	Semperit AG Holding	9,321	189,005
	Strabag SE	13,090	541,887
	Telekom Austria AG	98,498	610,324
	UBM Development AG	2,555	88,031
	UNIQA Insurance Group AG	138,366	947,959
	Verbund AG	2,017	221,800
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	834,144
	voestalpine AG	93,552	2,106,475
	Wienerberger AG	45,306	1,042,831
	Zumtobel Group AG	24,911	177,996
TOTAL AUSTRIA			19,766,602
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	20,761	3,051,900
	Ageas SA	84,602	3,692,470
*	AGFA-Gevaert NV	190,551	689,439
	Anheuser-Busch InBev SA	20,958	1,122,674
	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	344,155
*	Argenx SE, ADR	475	173,000
*	Argenx SE	66	24,110
	Atenor	3,815	198,439
	Banque Nationale de Belgique	69	113,153
	Barco NV	20,354	533,302
	Bekaert SA	38,406	1,360,243
	bpost SA	56,845	356,755
#*	Cie d'Entreprises CFE	8,983	87,772
#	Deceuninck NV	61,276	158,794
*	Deme Group NV	8,983	1,038,563
	D'ieteren Group	9,824	1,612,375
	Econocom Group SA/NV	133,821	455,263
#	Elia Group SA	4,580	695,298
	Etablissements Franz Colruyt NV	27,915	771,825
#*	Euronav NV	169,326	2,297,364
	EVS Broadcast Equipment SA	9,185	207,879
#	Exmar NV	32,166	177,171

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Fagron	35,143	$536,029
*	Galapagos NV	28,594	1,450,689
*	Galapagos NV, Sponsored ADR	659	33,550
	Gimv NV	23,732	1,281,278
*	Greenyard NV	12,710	113,785
	Immobel SA	4,049	243,258
	Ion Beam Applications	11,297	197,720
	KBC Group NV	62,795	3,289,011
*	Kinepolis Group NV	6,411	315,759
	Lotus Bakeries NV	197	1,120,719
	Melexis NV	10,065	863,605
*	Ontex Group NV	64,503	421,727
*	Orange Belgium SA	20,431	393,409
	Picanol	1,032	74,922
	Proximus SADP	127,985	1,773,487
	Recticel SA	42,061	645,686
	Roularta Media Group NV	1,845	34,043
	Shurgard Self Storage SA	4,178	215,506
	Sipef NV	5,476	318,504
	Solvay SA	66,958	5,881,117
#	Telenet Group Holding NV	11,802	188,753
	TER Beke SA	553	55,754
*	Tessenderlo Group SA	27,512	862,246
	UCB SA	13,220	1,032,994
#	Umicore SA	20,622	746,978
	Van de Velde NV	4,118	154,929
	VGP NV	4,120	723,620
	Viohalco SA	25,814	90,056
TOTAL BELGIUM			42,221,078
CANADA — (11.3%)
#*	5N Plus, Inc.	58,215	81,375
#	Absolute Software Corp.	8,675	80,006
#	Acadian Timber Corp.	7,976	105,886
*	Aclara Resources, Inc.	36,691	8,023
*	Advantage Energy Ltd.	215,003	1,848,567
	Aecon Group, Inc.	72,335	627,011
	Africa Oil Corp.	329,400	609,643
#	AG Growth International, Inc.	12,160	322,197
	AGF Management Ltd., Class B	90,237	440,421
#	Agnico Eagle Mines Ltd.	67,564	2,904,922
*	Aimia, Inc.	62,327	225,352
#*	Air Canada	12,900	175,183
#	AirBoss of America Corp.	12,431	156,680
*	AKITA Drilling Ltd., Class A	6,500	9,949
#	Alamos Gold, Inc.,Class A	375,313	2,965,244
	Algoma Central Corp.	4,796	59,175
#	Algonquin Power & Utilities Corp.	67	937
	Alimentation Couche-Tard, Inc.	29,171	1,303,247
	AltaGas Ltd.	158,211	3,524,860
	Altius Minerals Corp.	42,307	604,268
#	Altus Group Ltd.	12,866	528,184
#*	Americas Gold & Silver Corp.	57,200	33,055
	Amerigo Resources Ltd.	110,614	112,294
	Andlauer Healthcare Group, Inc.	5,340	205,418
#	Andrew Peller Ltd., Class A	29,792	134,937
#	ARC Resources Ltd.	271,104	3,802,290
*	Argonaut Gold, Inc.	295,915	109,765
*	Aris Gold Corp.	7,764	11,823

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Aritzia, Inc.	44,100	$1,391,308
*	Ascot Resources Ltd.	12,500	3,709
	Atco Ltd., Class I	13,800	510,057
*	Athabasca Oil Corp.	399,533	755,043
*	ATS Automation Tooling Systems, Inc.	31,845	1,008,406
#*	Aurora Cannabis, Inc.	87,883	123,923
*	AutoCanada, Inc.	30,619	619,768
	B2Gold Corp.	1,123,898	3,938,191
#	Badger Infrastructure Solutions Ltd.	26,370	632,814
#	Bank of Montreal	83,950	8,443,045
	Bank of Nova Scotia	138,643	8,449,183
#	Barrick Gold Corp.	145,783	2,323,271
*	Bausch Health Cos., Inc.	25,253	116,669
*	Baytex Energy Corp.	347,522	1,867,129
	BCE, Inc.	4,727	238,845
#	Birchcliff Energy Ltd.	262,868	2,019,930
	Bird Construction, Inc.	46,651	265,214
	Black Diamond Group Ltd.	21,857	64,177
#*	BlackBerry Ltd.	6,215	38,098
#*	Bombardier, Inc., Class A	245	4,291
*	Bombardier, Inc., Class B	12,533	209,539
*	Bonterra Energy Corp.	14,474	109,074
	Boralex, Inc., Class A	53,538	1,942,427
#	Boyd Group Services, Inc.	5,105	641,838
	Bridgemarq Real Estate Services	1,900	19,778
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	119	5,944
	Brookfield Asset Management, Inc., Class A	16,432	815,849
	Brookfield Infrastructure Corp., Class A	27,613	1,264,285
#	BRP, Inc.	4,900	372,699
#*	CAE, Inc.	18,400	487,135
*	Calfrac Well Services Ltd.	24,846	91,192
#	Calian Group Ltd.	5,688	306,487
*	Calibre Mining Corp.	65,939	54,582
#	Cameco Corp.	49,680	1,280,254
	Canaccord Genuity Group, Inc.	113,666	883,193
#	Canacol Energy Ltd.	123,419	237,093
#*	Canada Goose Holdings, Inc.	22,787	446,169
	Canadian Imperial Bank of Commerce	89,314	4,518,312
	Canadian National Railway Co.	8,400	1,064,112
	Canadian Natural Resources Ltd.	99,485	5,491,572
	Canadian Pacific Railway Ltd.	4,400	347,028
	Canadian Tire Corp. Ltd., Class A	25,483	3,273,756
#	Canadian Utilities Ltd., Class A	10,100	326,926
#	Canadian Western Bank	102,818	2,077,156
*	Canfor Corp.	55,024	1,170,906
*	Canfor Pulp Products, Inc.	27,749	121,350
	Capital Power Corp.	21,084	812,373
*	Capstone Mining Corp.	334,485	754,880
	Cardinal Energy Ltd.	116,611	846,885
*	CareRx Corp.	5,125	14,968
#	Cargojet, Inc.	1,500	173,843
#	Cascades, Inc.	87,572	670,185
	CCL Industries, Inc., Class B	28,670	1,440,273
*	Celestica, Inc.	119,111	1,255,314
	Cenovus Energy, Inc.	250,078	4,770,716
	Centerra Gold, Inc.	199,804	1,243,556
	CES Energy Solutions Corp.	212,968	442,384
#*	CGI, Inc.	27,814	2,384,647
	Chesswood Group Ltd.	6,897	62,477

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CI Financial Corp.	108,188	$1,247,007
	Cogeco Communications, Inc.	14,803	958,198
	Cogeco, Inc.	6,264	333,806
	Colliers International Group, Inc.	2,492	311,422
	Computer Modelling Group Ltd.	51,922	201,922
	Conifex Timber, Inc.	13,656	19,729
	Constellation Software, Inc.	1,092	1,857,615
*	Copper Mountain Mining Corp.	164,383	207,958
	Corby Spirit & Wine Ltd.	7,550	103,178
#	Corus Entertainment, Inc., Class B	372,041	1,092,401
	Crescent Point Energy Corp.	504,125	3,991,548
*	Crew Energy, Inc.	221,085	966,831
#*	Denison Mines Corp.	414,890	495,710
*	Descartes Systems Group, Inc.	4,000	276,160
	Dexterra Group, Inc.	29,187	143,363
	Dollarama, Inc.	25,498	1,545,351
#	Doman Building Materials Group Ltd.	61,405	322,717
#	Dorel Industries, Inc., Class B	25,818	141,736
	DREAM Unlimited Corp., Class A	31,388	808,874
	Dundee Precious Metals, Inc.	163,867	792,110
	ECN Capital Corp.	187,324	874,778
	E-L Financial Corp. Ltd.	977	614,178
*	Eldorado Gold Corp.	162,101	996,810
#	Element Fleet Management Corp.	333,090	3,823,688
	Emera, Inc.	1,377	65,283
#	Empire Co. Ltd., Class A	48,926	1,484,725
#	Endeavour Mining PLC	146,220	2,884,326
#*	Endeavour Silver Corp.	81,725	297,479
	Enerflex Ltd.	72,744	335,160
#*	Energy Fuels, Inc.	52,949	355,192
#	Enerplus Corp.	204,893	2,860,164
	Enghouse Systems Ltd.	24,532	628,363
*	Ensign Energy Services, Inc.	137,467	370,357
*	Enthusiast Gaming Holdings, Inc., Class I	16,282	26,377
	EQB, Inc.	26,670	1,157,772
#*	Equinox Gold Corp.	208,472	930,081
*	ERO Copper Corp.	23,172	229,268
	Evertz Technologies Ltd.	22,556	256,288
	Exchange Income Corp.	18,890	691,549
#	Exco Technologies Ltd.	20,517	140,033
#	Extendicare, Inc.	52,304	307,971
	Fairfax Financial Holdings Ltd.	12,935	6,967,758
#	Fiera Capital Corp.	60,771	432,333
	Finning International, Inc.	107,909	2,359,496
	Firm Capital Mortgage Investment Corp.	34,100	327,006
#	First Majestic Silver Corp.	58,520	448,263
#*	First Mining Gold Corp.	344,000	67,159
#	First National Financial Corp.	9,600	280,979
	First Quantum Minerals Ltd.	137,360	2,510,034
	FirstService Corp.	8,601	1,150,898
#*	Fission Uranium Corp.	337,775	197,830
#*	Fortuna Silver Mines, Inc.	244,862	701,044
#	Franco-Nevada Corp.	2,824	361,465
#	Freehold Royalties Ltd.	69,242	785,127
#*	Frontera Energy Corp.	37,553	368,037
*	Fury Gold Mines Ltd.	16,500	7,860
#*	Galiano Gold, Inc.	123,493	52,076
	Gamehost, Inc.	6,382	41,714
*	GDI Integrated Facility Services, Inc.	10,440	407,719

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gear Energy Ltd.	163,204	$173,330
	George Weston Ltd.	10,030	1,197,130
#	GFL Environmental, Inc.	6,500	179,725
	Gibson Energy, Inc.	93,400	1,919,713
	Gildan Activewear, Inc.	39,838	1,167,991
	goeasy Ltd.	9,293	812,498
*	GoGold Resources, Inc.	44,852	74,955
#*	GoldMoney, Inc.	37,900	46,467
*	Gran Tierra Energy, Inc.	246,892	327,763
#	Great-West Lifeco, Inc.	39,328	955,751
	Guardian Capital Group Ltd., Class A	10,833	249,390
	Hardwoods Distribution, Inc.	9,278	241,994
*	Headwater Exploration, Inc.	22,200	107,658
*	Heroux-Devtek, Inc.	30,496	339,599
	High Liner Foods, Inc.	21,831	203,725
#	HLS Therapeutics, Inc.	1,200	12,089
#	Home Capital Group, Inc.	59,891	1,222,561
	Hudbay Minerals, Inc.	276,709	1,065,304
*	i-80 Gold Corp.	81,312	154,299
	iA Financial Corp., Inc.	83,023	4,568,194
*	IAMGOLD Corp.	417,856	690,003
*	IBI Group, Inc.	12,400	186,598
	IGM Financial, Inc.	34,629	1,005,432
*	Imperial Metals Corp.	59,862	129,490
#	Imperial Oil Ltd.	23,597	1,132,056
	Information Services Corp.	7,500	117,196
#	Innergex Renewable Energy, Inc.	32,589	489,651
*	InPlay Oil Corp.	8,100	21,190
	Intact Financial Corp.	11,989	1,784,470
*	Interfor Corp.	70,212	1,733,711
*	Invesque, Inc.	5,000	6,250
*	Ivanhoe Mines Ltd., Class A	48,303	300,255
Ω	Jamieson Wellness, Inc.	23,636	686,626
*	Journey Energy, Inc.	17,806	78,702
*	Karora Resources, Inc.	41,221	107,837
	K-Bro Linen, Inc.	5,946	151,511
#*	Kelt Exploration Ltd.	164,853	885,703
#	Keyera Corp.	41,683	1,080,363
*	Kinaxis, Inc.	4,642	554,916
	Kinross Gold Corp.	1,059,739	3,624,775
*	Knight Therapeutics, Inc.	104,099	470,683
#	KP Tissue, Inc.	7,100	57,774
#	Labrador Iron Ore Royalty Corp.	43,351	958,052
*	Largo, Inc.	5,058	38,441
	Lassonde Industries, Inc., Class A	1,803	170,367
#	Laurentian Bank of Canada	47,117	1,537,636
	Leon's Furniture Ltd.	26,280	342,725
	LifeWorks, Inc.	19,256	474,878
#*	Lightspeed Commerce, Inc.	8,100	173,745
*††	Lightstream Resources Ltd.	116,588	0
#	Linamar Corp.	55,228	2,517,833
	Loblaw Cos. Ltd.	16,693	1,519,549
#*	Lucara Diamond Corp.	332,721	168,887
#*	Lundin Gold, Inc.	35,883	239,584
	Lundin Mining Corp.	438,316	2,471,314
#*	MAG Silver Corp.	5,040	70,157
	Magellan Aerospace Corp.	16,036	91,040
#	Magna International, Inc.	150,100	9,585,297
*	Mainstreet Equity Corp.	1,005	100,873

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Major Drilling Group International, Inc.	76,787	$575,056
*	Mandalay Resources Corp.	2,837	6,137
	Manulife Financial Corp.	186,321	3,413,401
	Maple Leaf Foods, Inc.	64,638	1,371,453
	Martinrea International, Inc.	92,113	671,848
	Maverix Metals, Inc.	36,869	156,693
*	Maxim Power Corp.	1,400	3,630
	Medical Facilities Corp.	30,182	232,160
*	MEG Energy Corp.	276,554	3,807,463
	Melcor Developments Ltd.	7,353	80,791
#	Methanex Corp.	48,401	1,800,597
	Metro, Inc.	27,751	1,536,721
	Morguard Corp.	900	77,704
#	MTY Food Group, Inc.	13,274	598,653
#	Mullen Group Ltd.	106,428	1,213,423
#	National Bank of Canada	57,679	4,047,057
	Neo Performance Materials, Inc.	11,691	132,837
#*	New Gold, Inc.	1,126,007	923,281
*	New Pacific Metals Corp.	11,807	36,720
#	NFI Group, Inc.	36,478	392,825
	North American Construction Group Ltd.	30,957	345,204
#	North West Co., Inc.	48,708	1,311,508
	Northland Power, Inc.	60,198	1,973,458
*	Novagold Resources, Inc.	8,500	41,480
	Nutrien Ltd.	40,886	3,502,318
*	NuVista Energy Ltd.	168,014	1,494,420
*	Obsidian Energy Ltd.	15,000	127,914
*	OceanaGold Corp.	676,723	1,231,318
	Onex Corp.	57,448	3,070,353
	Open Text Corp.	31,099	1,272,002
*††	Orbite Technologies, Inc.	121,500	0
#*	Organigram Holdings, Inc.	96,900	103,924
#	Osisko Gold Royalties Ltd.	116,831	1,221,938
#*	Osisko Mining, Inc.	221,763	491,825
#	Pan American Silver Corp.	119,044	2,420,252
	Paramount Resources Ltd., Class A	70,661	1,755,277
#	Parex Resources, Inc.	161,830	3,012,789
	Park Lawn Corp.	30,543	821,683
	Parkland Corp.	83,241	2,335,597
	Pason Systems, Inc.	49,920	599,562
*	Patriot One Technologies, Inc.	141,605	51,420
	Pembina Pipeline Corp.	52,519	2,005,173
*	Perpetua Resources Corp.	6,110	16,864
*	Petrus Resources Ltd.	6,400	10,645
#	Peyto Exploration & Development Corp.	167,519	1,883,780
	PHX Energy Services Corp.	44,291	203,374
*	Pipestone Energy Corp.	600	2,010
#	Pizza Pizza Royalty Corp.	23,135	243,717
	Polaris Renewable Energy, Inc.	19,845	344,814
#	Pollard Banknote Ltd.	2,900	50,049
#	PrairieSky Royalty Ltd.	178,306	2,616,352
*	Precision Drilling Corp.	13,219	901,009
#	Premium Brands Holdings Corp.	9,287	746,195
	Primo Water Corp.	124,309	1,642,586
#	Quarterhill, Inc.	121,224	201,638
	Quebecor, Inc., Class B	32,000	710,945
#*	Questerre Energy Corp., Class A	62,560	10,015
#*	Real Matters, Inc.	31,043	142,543
*	Recipe Unlimited Corp.	2,510	26,128

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Restaurant Brands International, Inc.	27,026	$1,448,864
*	RF Capital Group, Inc.	2,704	28,614
	Richelieu Hardware Ltd.	27,580	834,583
	Ritchie Bros Auctioneers, Inc.	14,768	1,064,338
#	Rogers Communications, Inc.,Class B	47,491	2,183,033
#	Rogers Sugar, Inc.	86,462	436,851
#	Royal Bank of Canada	93,859	9,151,880
#	Russel Metals, Inc.	55,855	1,200,367
*	Sabina Gold & Silver Corp.	273,861	254,496
#	Sandstorm Gold Ltd.	96,612	574,870
	Saputo, Inc.	87,660	2,165,230
#	Savaria Corp.	24,400	258,948
*	Seabridge Gold, Inc.	33,065	453,656
	Secure Energy Services, Inc.	231,035	1,158,286
	Shaw Communications, Inc.,Class B	90,624	2,449,672
*	ShawCor Ltd.	67,474	306,664
#	Sienna Senior Living, Inc.	63,111	669,281
#*	Sierra Wireless, Inc.	28,905	719,427
#*	SilverCrest Metals, Inc.	18,132	123,298
Ω	Sleep Country Canada Holdings, Inc.	42,771	956,590
#	SNC-Lavalin Group, Inc.	136,659	2,554,853
	SNDL, Inc.	23,678	53,276
	Softchoice Corp.	765	14,314
*††	Southern Pacific Resource Corp.	135,301	0
*Ω	Spin Master Corp.	18,447	687,576
	Sprott, Inc.	8,586	324,846
#	SSR Mining, Inc.	193,085	3,182,004
	Stantec, Inc.	29,733	1,467,550
#	Stelco Holdings, Inc.	32,544	918,465
	Stella-Jones, Inc.	50,198	1,490,005
*Ω	STEP Energy Services Ltd.	11,760	45,091
	Sun Life Financial, Inc.	73,905	3,432,148
	Suncor Energy, Inc.	284,850	9,667,735
#*	SunOpta, Inc.	50,484	445,499
#	Superior Plus Corp.	41,732	377,056
	Supremex, Inc.	13,900	37,557
#	Surge Energy, Inc.	27,356	217,042
#	Tamarack Valley Energy Ltd.	233,188	810,344
*	Taseko Mines Ltd.	292,229	322,182
	TC Energy Corp.	35,774	1,907,445
	Teck Resources Ltd., Class A	1,000	31,002
#	Teck Resources Ltd.,Class B	307,292	9,031,437
	TELUS Corp.	21,200	488,053
#	TFI International, Inc.	17,271	1,725,117
	Thomson Reuters Corp.	3,524	395,702
	Tidewater Midstream & Infrastructure Ltd.	165,800	160,550
	Timbercreek Financial Corp.	73,896	483,003
	TMX Group Ltd.	11,761	1,206,730
*	Torex Gold Resources, Inc.	90,351	687,928
	Toromont Industries Ltd.	19,641	1,654,197
#	Toronto-Dominion Bank	96,398	6,262,228
	Total Energy Services, Inc.	38,348	230,888
#*	Touchstone Exploration, Inc.	34,400	24,983
	Tourmaline Oil Corp.	187,536	11,749,649
	TransAlta Corp.	136,091	1,554,159
	TransAlta Corp.	113,207	1,296,017
#	TransAlta Renewables, Inc.	23,543	328,725
#	Transcontinental, Inc., Class A	69,671	883,571
	TransGlobe Energy Corp.	53,754	207,490

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Treasury Metals, Inc.	11,477	$3,675
	Tree Island Steel Ltd.	3,300	9,896
*	Trevali Mining Corp.	33,236	11,420
*	Trican Well Service Ltd.	188,619	558,250
#	Tricon Residential, Inc.	45,528	494,904
*	Trisura Group Ltd.	16,800	468,755
*	Turquoise Hill Resources Ltd.	88,230	2,306,829
*	Uni-Select, Inc.	27,800	803,032
	Vermilion Energy, Inc.	126,141	3,261,956
	VersaBank	3,600	26,482
*	Victoria Gold Corp.	11,886	94,583
*	Viemed Healthcare, Inc.	23,412	183,784
*	Village Farms International, Inc.	1,355	4,065
	Wajax Corp.	19,907	324,593
	Waste Connections, Inc.	1,884	251,269
	Waterloo Brewing Ltd.	3,400	12,214
#*	Wesdome Gold Mines Ltd.	89,978	723,731
#	West Fraser Timber Co. Ltd.	75,159	7,036,826
#	Western Forest Products, Inc.	330,268	384,288
#	Westshore Terminals Investment Corp.	42,443	1,124,588
	Wheaton Precious Metals Corp.	15,600	535,080
#	Whitecap Resources, Inc.	523,634	4,003,262
*	WildBrain Ltd.	44,111	80,606
	Winpak Ltd.	15,056	545,428
	WSP Global, Inc.	11,085	1,337,420
	Yamana Gold, Inc.	843,203	4,029,878
#*	Yangarra Resources Ltd.	29,500	68,420
	Yellow Pages Ltd.	19,713	193,967
TOTAL CANADA			381,320,017
CHINA — (0.0%)
	BOE Varitronix Ltd.	290,000	674,210
*	China Display Optoelectronics Technology Holdings Ltd.	352,000	17,520
	China Gold International Resources Corp. Ltd.	243,398	672,859
	Fountain SET Holdings Ltd.	1,240,000	170,396
	GDH Guangnan Holdings Ltd.	154,000	12,145
*	Goodbaby International Holdings Ltd.	1,077,000	126,282
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	35,707
TOTAL CHINA			1,709,119
DENMARK — (2.2%)
*	ALK-Abello AS	67,800	1,353,676
	Alm Brand AS	707,360	1,064,506
	AP Moller - Maersk AS, Class A	309	827,803
	AP Moller - Maersk AS, Class B	401	1,094,864
#*	Bang & Olufsen AS	69,915	146,825
	BankNordik P/F	3,257	56,401
#*	Bavarian Nordic AS	62,931	3,120,525
*	Brodrene Hartmann AS	2,387	89,259
	Carlsberg AS, Class B	31,338	4,053,316
	cBrain AS	1,135	32,546
	Chemometec AS	4,379	523,082
	Chr Hansen Holding AS	33,321	2,180,953
	Coloplast AS, Class B	2,777	325,017
	Columbus AS	64,216	74,965
	D/S Norden AS	35,416	1,545,470
#	Danske Bank AS	194,811	2,724,295

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Demant AS	39,749	$1,514,267
	Dfds AS	34,011	1,218,906
*	Drilling Co. of 1972 AS	9,601	455,644
	DSV AS	14,178	2,388,943
#	FLSmidth & Co. AS	46,159	1,267,861
	Fluegger Group AS	275	18,279
*	Genmab AS	4,233	1,506,186
#	GN Store Nord AS	58,432	2,034,842
	H Lundbeck AS	342,505	1,692,869
*	H+H International A/S, Class B	23,980	489,153
*	Harboes Bryggeri AS, Class B	1,400	14,272
*	ISS AS	145,073	2,535,373
	Jeudan AS	1,369	53,861
*	Jyske Bank AS	61,980	3,243,818
	Matas AS	30,680	329,168
#*	MT Hoejgaard Holding AS	904	14,287
*Ω	Netcompany Group AS	13,785	773,025
*	Nilfisk Holding AS	21,970	519,253
*	NKT AS	41,329	2,117,498
*Ω	NNIT AS	4,632	45,903
	North Media AS	7,929	82,931
	Novo Nordisk AS, Class B	47,591	5,543,102
	Novozymes AS, Class B	17,618	1,125,442
*	NTG Nordic Transport Group AS, Class A	9,713	428,234
	Pandora AS	51,466	3,823,497
*	Parken Sport & Entertainment AS	3,780	44,664
	Per Aarsleff Holding AS	18,684	575,248
	Ringkjoebing Landbobank AS	29,794	3,345,654
	Rockwool International AS, Class A	2,523	621,736
	Rockwool International AS, Class B	5,734	1,420,880
	Royal Unibrew AS	36,734	3,132,807
#*	RTX AS	10,840	251,323
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,209,159
	Schouw & Co. AS	13,251	986,616
	SimCorp AS	29,281	2,185,483
	Solar AS, Class B	5,383	506,245
	SP Group AS	3,777	169,623
	Spar Nord Bank AS	91,682	1,050,495
	Sparekassen Sjaelland-Fyn AS	7,694	165,962
	Sydbank AS	42,354	1,300,652
	TCM Group AS	3,262	41,704
*	Tivoli AS	881	97,901
	Topdanmark AS	35,575	1,734,438
*	TORM PLC, Class A	30,726	502,134
	Tryg AS	73,614	1,678,498
	UIE PLC	1,328	384,158
	Vestas Wind Systems AS	64,469	1,694,485
*	Zealand Pharma AS	26,444	476,929
TOTAL DENMARK			76,026,911
FINLAND — (1.5%)
	Aktia Bank Oyj	47,921	459,522
	Alandsbanken Abp, Class B	1,791	53,241
	Alma Media Oyj	15,120	158,207
	Anora Group Oyj	24,020	204,110
	Apetit Oyj	2,895	29,589
	Aspo Oyj	15,585	119,997
#	Atria Oyj	12,295	116,983
#	Bittium Oyj	11,330	60,628

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Cargotec Oyj, Class B	33,728	$1,192,853
	Caverion Oyj	47,656	237,671
	Citycon Oyj	19,538	139,012
	Digia Oyj	6,411	48,678
	Elisa Oyj	32,280	1,785,248
Ω	Enento Group Oyj	5,136	123,631
	Enersense International Oyj	4,537	26,342
	eQ Oyj	2,449	56,380
#*	Evli Oyj, Class B	1,283	23,521
	Fellow Bank PLC	1,283	23,450
#*	Finnair Oyj	490,921	201,824
	Fiskars Oyj Abp	37,019	731,257
	Fortum Oyj	73,810	828,465
*	F-Secure Oyj	41,859	129,843
	Gofore Oyj	471	11,547
#	Harvia Oyj	3,467	73,980
#	HKScan Oyj, Class A	43,929	52,345
	Huhtamaki Oyj	53,093	2,069,489
	Ilkka Oyj	7,050	30,281
#	Kamux Corp.	7,881	64,985
	Kemira Oyj	107,243	1,361,686
	Kesko Oyj, Class A	23,472	531,795
	Kesko Oyj, Class B	82,366	2,037,172
	Kojamo Oyj	21,751	388,024
	Kone Oyj, Class B	31,808	1,453,671
	Konecranes Oyj	46,376	1,245,141
#	Lassila & Tikanoja Oyj	29,795	349,610
	Marimekko Oyj	9,280	129,008
	Metsa Board Oyj, Class B	110,928	988,898
	Metso Outotec Oyj	166,958	1,380,190
#	Musti Group Oyj	8,871	183,864
	Neste Oyj	3,270	168,148
	Nokia Oyj	718,736	3,743,735
	Nokian Renkaat Oyj	68,694	812,497
	Nordea Bank Abp	312,611	3,081,815
	Olvi Oyj, Class A	9,640	354,911
	Oriola Oyj, Class B	109,357	222,199
	Orion Oyj, Class A	11,860	566,037
	Orion Oyj, Class B	53,749	2,565,842
	Outokumpu Oyj	309,273	1,361,668
	Pihlajalinna Oyj	13,078	142,090
#	Ponsse Oyj	7,483	201,398
#*	QT Group Oyj	3,512	283,983
#	Raisio Oyj, Class V	72,424	160,639
	Rapala VMC Oyj	2,750	15,867
	Revenio Group Oyj	11,265	580,254
Ω	Rovio Entertainment Oyj	16,079	109,056
	Sampo Oyj, Class A	56,935	2,459,748
	Sanoma Oyj	52,546	742,245
#	SRV Group Oyj	3,060	14,008
	Stora Enso Oyj, Class R	244,192	3,776,597
	Suominen Oyj	6,463	21,040
	Taaleri Oyj	7,765	83,105
#Ω	Terveystalo Oyj	70,958	666,543
	TietoEVRY Oyj	62,691	1,705,190
	Tokmanni Group Corp.	41,662	548,032
	UPM-Kymmene Oyj	80,963	2,565,698
	Uponor Oyj	56,120	844,899
	Vaisala Oyj, Class A	9,648	445,150

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Valmet Oyj	97,488	$2,712,834
	Wartsila OYJ Abp	102,807	903,317
#*	WithSecure Oyj	41,859	76,011
	YIT Oyj	155,620	529,361
TOTAL FINLAND			51,566,055
FRANCE — (6.8%)
	ABC arbitrage	34,142	244,167
*	Accor SA	46,288	1,201,123
#*	Aeroports de Paris	3,213	443,946
	Air Liquide SA	19,537	2,685,993
	AKWEL	9,391	169,116
	Albioma SA	25,367	1,293,779
Ω	ALD SA	19,476	230,713
#	Alstom SA	100,418	2,386,503
	Altamir	17,275	448,310
	Alten SA	13,967	1,891,691
Ω	Amundi SA	28,398	1,541,864
	Arkema SA	51,529	4,881,628
	Assystem SA	5,099	192,114
*	Atos SE	67,753	835,293
	Aubay	7,481	397,786
	AXA SA, Sponsored ADR	12,088	279,112
	AXA SA	180,809	4,166,293
	Axway Software SA	5,568	107,995
#	Bastide le Confort Medical	2,869	107,980
	Beneteau SA	44,363	510,154
#	Bigben Interactive	18,417	277,605
	BioMerieux	7,736	837,324
	BNP Paribas SA	106,510	5,032,308
	Boiron SA	4,122	192,797
	Bollore SE	187,618	947,255
#	Bonduelle SCA	21,198	285,074
*††	Bourbon Corp.	9,346	0
	Bouygues SA	199,685	6,036,424
#	Bureau Veritas SA	43,765	1,207,065
	Burelle SA	25	13,111
	Capgemini SE	8,067	1,538,674
#	Carrefour SA	296,790	5,057,908
#*	Casino Guichard Perrachon SA	34,093	402,102
	Catana Group	21,782	162,755
	Catering International Services	1,201	11,375
	Cegedim SA	6,965	149,199
*	CGG SA	619,117	552,971
	Chargeurs SA	22,076	378,465
	Cie de Saint-Gobain	139,932	6,525,004
*	Cie des Alpes	21,904	384,567
	Cie Generale des Etablissements Michelin SCA	337,352	9,440,649
	Cie Plastic Omnium SA	33,403	624,749
*	Coface SA	103,870	1,087,814
	Credit Agricole SA	188,291	1,734,881
	Danone SA	25,570	1,409,908
	Dassault Aviation SA	4,868	696,234
	Derichebourg SA	117,943	751,747
	Edenred	21,567	1,107,045
	Eiffage SA	52,095	4,888,542
*	Ekinops SAS	2,213	15,893
	Electricite de France SA	94,700	1,150,060
	Electricite de Strasbourg SA	88	9,409

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	Elior Group SA	111,917	$363,696
	Elis SA	178,978	2,671,399
	Engie SA	492,849	6,097,694
	Equasens	1,780	155,066
	Eramet SA	8,814	933,018
	EssilorLuxottica SA	9,172	1,438,008
#*	Esso SA Francaise	1,610	95,004
	Etablissements Maurel et Prom SA	71,160	376,062
	Eurazeo SE	34,164	2,440,249
*	Euroapi SA	2,044	34,482
	Eurofins Scientific SE	26,810	2,090,064
Ω	Euronext NV	32,196	2,623,284
	Eutelsat Communications SA	80,175	610,109
	Exel Industries, Class A	905	42,359
*	Faurecia SE	110,744	2,001,697
	Fnac Darty SA	17,375	697,506
	Gaztransport Et Technigaz SA	12,868	1,774,806
*	Genfit	18,891	79,955
	Getlink SE	36,927	739,069
*	GL Events	10,027	191,931
	Groupe Crit	2,385	148,920
*	Groupe Gorge SA	1,262	24,791
	Groupe SFPI	15,420	41,679
	Guerbet	6,035	124,514
#	Guillemot Corp.	1,695	22,461
	Haulotte Group SA	3,503	12,379
#	HEXAOM	3,004	80,489
*	ID Logistics Group	1,594	516,118
	Imerys SA	31,718	1,074,809
	Infotel SA	2,281	124,965
#*	Innate Pharma SA	13,430	41,859
	Ipsen SA	16,479	1,666,969
	IPSOS	41,736	2,139,207
	Jacquet Metals SACA	11,536	207,789
*	JCDecaux SA	66,340	1,069,832
#	Kaufman & Broad SA	11,991	332,915
	Kering SA	2,485	1,422,640
	Korian SA	62,260	921,215
Ω	La Francaise des Jeux SAEM	10,584	378,040
	Laurent-Perrier	1,590	161,970
	Lectra	23,840	837,945
	Legrand SA	20,599	1,686,412
	Linedata Services	4,129	154,436
	LISI	19,356	456,056
#	LNA Sante SA	5,697	195,099
	L'Oreal SA	4,779	1,806,736
#*	Lumibird	654	13,708
	LVMH Moet Hennessy Louis Vuitton SE	2,596	1,802,543
Ω	Maisons du Monde SA	28,753	307,325
	Manitou BF SA	10,110	192,435
	Manutan International	1,396	95,574
	Mersen SA	17,903	629,853
	Metropole Television SA	28,928	381,053
#*	Nacon SA	10,234	57,334
	Nexans SA	34,084	3,273,584
#	Nexity SA	42,637	1,047,791
#*	Nicox	10,169	18,977
	NRJ Group	16,447	107,467
#	Oeneo SA	17,064	256,551

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Onxeo SA	5,700	$2,006
	Orange SA	932,862	9,532,386
#*	Orpea SA	23,178	577,113
	Pernod Ricard SA	6,040	1,186,524
	Plastiques Du Val De Loire	4,998	20,753
#*	Prodways Group SA	1,893	5,734
	Publicis Groupe SA	47,185	2,510,966
	Quadient SA	32,141	625,773
#*††	Recylex SA	4,720	1,672
#	Remy Cointreau SA	2,630	519,575
*	Renault SA	116,908	3,456,312
	Rexel SA	244,826	4,351,156
	Robertet SA	330	308,944
	Rothschild & Co.	31,792	1,170,798
	Rubis SCA	20,778	507,840
	Safran SA	2,590	284,681
	Samse SA	244	44,218
	Sanofi	47,014	4,671,947
	Sartorius Stedim Biotech	1,805	722,071
	Savencia SA	5,773	339,853
	Schneider Electric SE	14,350	1,984,748
	SCOR SE	150,768	2,653,142
	SEB SA	14,102	1,187,253
	Seche Environnement SA	4,299	361,483
	SES SA	332,831	2,511,792
*Ω	SMCP SA	13,084	71,240
	Societe BIC SA	23,411	1,322,796
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	48,481
	Societe Generale SA	207,119	4,640,789
	Societe LDC SA	540	53,890
	Societe pour l'Informatique Industrielle	7,168	338,930
#	Sodexo SA	31,282	2,541,775
*	SOITEC	5,050	808,297
#*	Solocal Group	32,742	33,252
	Somfy SA	3,975	502,632
	Sopra Steria Group SACA	16,108	2,684,176
	SPIE SA	90,996	2,185,262
	Stef SA	3,236	308,900
#	STMicroelectronics NV	33,324	1,261,098
	Sword Group	9,760	403,249
	Synergie SE	6,994	209,444
*	Technicolor SA	68,758	220,310
	Technip Energies NV	109,596	1,294,358
	Teleperformance	8,764	2,930,690
#	Television Francaise 1	50,799	349,938
	Thales SA	13,980	1,738,547
	Thermador Groupe	4,498	378,530
#	Tikehau Capital SCA	16,729	413,895
	Totalenergies EP Gabon	636	108,576
#	TotalEnergies SE	375,407	19,174,796
	Trigano SA	7,260	710,359
*	Ubisoft Entertainment SA	45,352	1,930,835
#	Union Financiere de France BQE SA	2,287	35,576
	Valeo	177,270	3,807,764
*	Vallourec SA	120,467	1,116,250
Ω	Verallia SA	32,488	831,584
	Vetoquinol SA	2,629	330,044
	Vicat SA	21,056	548,967
	VIEL & Cie SA	15,605	86,814

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vilmorin & Cie SA	8,732	$361,156
	Vinci SA	36,490	3,497,885
	Virbac SA	1,812	669,272
	Vivendi SE	138,870	1,318,343
	Vranken-Pommery Monopole SA	1,795	32,597
	Wavestone	8,634	450,848
*Ω	Worldline SA	71,548	3,157,995
*Ω	X-Fab Silicon Foundries SE	36,746	245,397
*	Xilam Animation SA	361	14,849
TOTAL FRANCE			228,923,498
GERMANY — (5.6%)
	1&1 AG	41,453	718,269
	7C Solarparken AG	35,842	191,460
*	Aareal Bank AG	59,491	1,934,999
	Adesso SE	1,516	262,655
	AIXTRON SE	5,488	141,880
	All for One Group SE	2,007	105,838
	Allgeier SE	3,364	115,508
	Allianz SE	36,861	6,694,182
	Allianz SE, Sponsored ADR	8,379	151,660
	Amadeus Fire AG	2,171	242,565
	Aroundtown SA	57,819	185,429
	Atoss Software AG	1,945	306,908
#Ω	Aumann AG	4,058	58,245
	Aurubis AG	38,286	2,764,137
	BASF SE	137,484	6,126,998
#	Basler AG	6,858	261,299
*	Bauer AG	8,828	78,467
	Bayer AG	60,627	3,536,387
	Bayerische Motoren Werke AG	59,479	4,860,227
	BayWa AG	15,030	646,951
	Bechtle AG	15,430	713,697
Ω	Befesa SA	13,346	618,194
	Beiersdorf AG	5,965	615,139
	Bertrandt AG	5,455	203,734
*	Bijou Brigitte AG	2,483	68,225
#	Bilfinger SE	31,306	945,991
#*	Borussia Dortmund GmbH & Co. KGaA	73,370	286,200
	Brenntag SE	39,371	2,765,619
	CANCOM SE	15,325	523,883
	Carl Zeiss Meditec AG	2,019	294,653
#	CECONOMY AG	173,333	349,583
	CENIT AG	3,984	66,062
	Cewe Stiftung & Co. KGAA	5,534	475,246
*	Commerzbank AG	883,755	6,054,717
	CompuGroup Medical SE & Co. KgaA	13,210	572,631
	Continental AG	52,374	3,731,184
Ω	Covestro AG	185,314	6,249,785
	CropEnergies AG	27,276	401,967
*	CTS Eventim AG & Co. KGaA	16,102	886,951
*	Daimler Truck Holding AG	81,955	2,239,417
#*Ω	Delivery Hero SE	2,281	110,050
	Dermapharm Holding SE	7,158	403,271
	Deutsche Bank AG	408,778	3,561,154
	Deutsche Beteiligungs AG	14,598	421,331
	Deutsche Boerse AG	12,337	2,153,612
#*	Deutsche Lufthansa AG	246,693	1,518,606
Ω	Deutsche Pfandbriefbank AG	127,122	1,175,031

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Post AG	39,403	$1,573,750
	Deutsche Telekom AG, Sponsored ADR	6,767	129,046
	Deutsche Telekom AG	205,088	3,896,462
	Deutsche Wohnen SE	1,876	46,386
	Deutz AG	108,609	453,431
	DIC Asset AG	18,473	210,121
	DMG Mori AG	3,133	130,697
#	Dr Hoenle AG	2,767	64,911
	Draegerwerk AG & Co. KGaA	2,816	128,177
	Duerr AG	21,318	530,023
Ω	DWS Group GmbH & Co. KGaA	3,138	91,598
	E.ON SE	452,463	4,067,235
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	524,664
	EDAG Engineering Group AG	6,901	80,405
	Elmos Semiconductor SE	7,448	360,731
	ElringKlinger AG	23,241	186,016
	Encavis AG	31,634	692,240
	Energiekontor AG	3,035	297,870
	Evonik Industries AG	124,114	2,647,313
#	Fabasoft AG	1,817	40,338
	Fielmann AG	9,854	398,321
	First Sensor AG	415	24,782
#*	flatexDEGIRO AG	16,612	168,964
*	Fraport AG Frankfurt Airport Services Worldwide	22,452	1,026,789
	Freenet AG	114,320	2,691,852
	Fresenius Medical Care AG & Co. KGaA	56,859	2,107,961
	Fresenius SE & Co. KGaA	128,494	3,288,027
	Fuchs Petrolub SE	18,292	467,360
	GEA Group AG	20,167	752,785
#	Gerresheimer AG	26,836	1,611,915
*	Gesco AG	7,358	197,981
	GFT Technologies SE	23,807	1,075,954
*	GK Software SE	742	98,788
*	Global Fashion Group SA	11,779	17,478
	Grand City Properties SA	15,706	214,209
#	GRENKE AG	15,089	396,208
*	H&R GmbH & Co. KGaA	9,526	62,579
	Hamburger Hafen und Logistik AG	23,992	334,383
	Hannover Rueck SE	3,802	539,302
#Ω	Hapag-Lloyd AG	2,785	959,452
	Hawesko Holding AG	1,608	68,838
	HeidelbergCement AG	96,193	4,899,783
#*	Heidelberger Druckmaschinen AG	179,426	275,380
*	HelloFresh SE	6,368	176,010
	Henkel AG & Co. KGaA	6,468	407,838
	Hensoldt AG	13,777	353,235
*	Highlight Communications AG	13,766	52,230
	Hochtief AG	3,977	213,464
	Hornbach Holding AG & Co. KGaA	9,349	733,804
	Hugo Boss AG	28,027	1,656,182
*	Hypoport SE	1,475	306,581
	Indus Holding AG	20,202	484,424
	Infineon Technologies AG, ADR	25,149	687,825
Ω	Instone Real Estate Group SE	36,036	394,812
	IVU Traffic Technologies AG	4,853	79,997
	Jenoptik AG	35,706	864,811
#Ω	JOST Werke AG	12,353	513,553
	K+S AG	192,423	4,057,475
	KION Group AG	45,458	2,073,458

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Kloeckner & Co. SE	80,383	$787,803
	Knaus Tabbert AG	714	21,550
	Knorr-Bremse AG	8,852	527,363
*	Koenig & Bauer AG	13,885	210,607
#	Kontron AG	34,555	514,885
	Krones AG	9,106	793,407
	KSB SE & Co. KGaA	83	32,933
	KWS Saat SE & Co. KGaA	6,567	401,236
	Lanxess AG	79,422	2,920,806
	LEG Immobilien SE	4,955	450,138
	Leifheit AG	6,821	122,385
#*	Leoni AG	22,566	174,299
#*	Manz AG	2,130	78,000
*	Medios AG	451	13,112
	Mercedes-Benz Group AG	163,910	9,666,425
	Merck KGaA	2,561	487,770
*	METRO AG	109,286	888,178
	MLP SE	62,100	363,329
	MTU Aero Engines AG	3,436	664,225
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,671	2,192,474
#	Mutares SE & Co. KGaA	2,597	47,273
#*	Nagarro SE	4,431	519,657
	Nemetschek SE	12,569	841,451
	New Work SE	1,591	212,957
	Nexus AG	7,174	383,271
#*	Nordex SE	58,604	569,438
	Norma Group SE	29,691	553,914
	OHB SE	5,091	174,731
	Patrizia AG	25,462	328,664
	Pfeiffer Vacuum Technology AG	5,271	833,402
	PNE AG	60,101	956,698
	Progress-Werk Oberkirch AG	1,001	29,245
	ProSiebenSat.1 Media SE	91,375	781,505
	PSI Software AG	5,104	127,564
	Puma SE	14,585	983,925
*	PVA TePla AG	8,646	188,861
*	q.beyond AG	80,281	90,860
*	QIAGEN NV	33,395	1,658,864
*	R Stahl AG	1,041	15,017
#	Rational AG	640	446,109
	Rheinmetall AG	12,054	2,210,427
	RTL Group SA	18,510	727,097
	RWE AG	75,009	3,085,716
	SAF-Holland SE	37,119	300,263
#	Salzgitter AG	24,908	634,174
	SAP SE	14,288	1,332,680
Ω	Scout24 SE	34,139	1,951,675
	Secunet Security Networks AG	753	217,815
*	SGL Carbon SE	33,817	256,139
	Siemens AG	17,437	1,944,992
#*	Siemens Energy AG	213,799	3,552,802
Ω	Siemens Healthineers AG	3,067	157,164
	Siltronic AG	12,061	979,213
	Sixt SE	8,143	994,111
#*	SMA Solar Technology AG	6,053	330,266
*	SNP Schneider-Neureither & Partner SE	819	23,145
#	Software AG	24,743	668,469
	Stabilus SE	18,893	1,064,771
	STRATEC SE	4,290	395,725

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stroeer SE & Co. KGaA	12,819	$560,674
	Suedzucker AG	69,173	975,848
#	SUESS MicroTec SE	12,660	200,169
	Surteco Group SE	8,145	195,455
	Symrise AG	8,044	938,619
	Syzygy AG	896	5,139
	TAG Immobilien AG	32,103	355,517
	Takkt AG	30,541	416,461
*	Talanx AG	32,043	1,169,753
*Ω	TeamViewer AG	42,151	438,862
	Technotrans SE	6,345	163,225
	Telefonica Deutschland Holding AG	1,008,993	2,682,538
*	thyssenkrupp AG	362,577	2,239,303
	Traffic Systems SE	3,961	91,646
#	Uniper SE	17,374	116,083
	United Internet AG	63,159	1,663,682
	USU Software AG	878	15,481
#*	va-Q-tec AG	1,984	26,682
#	Varta AG	5,344	435,025
	VERBIO Vereinigte BioEnergie AG	17,548	1,089,000
*	Vitesco Technologies Group AG, Class A	20,586	1,119,632
	Volkswagen AG	6,107	1,209,599
	Vossloh AG	7,264	259,251
	Wacker Chemie AG	6,672	1,004,444
	Wacker Neuson SE	30,563	588,058
	Washtec AG	6,761	283,788
#*	Westwing Group SE	2,817	20,775
	Wuestenrot & Wuerttembergische AG	23,143	397,428
#*Ω	Zalando SE	4,528	127,477
	Zeal Network SE	8,173	261,832
TOTAL GERMANY			188,608,622
HONG KONG — (2.3%)
*	Aceso Life Science Group Ltd.	1,631,933	24,889
	Aeon Credit Service Asia Co. Ltd.	38,000	23,705
	AIA Group Ltd.	448,200	4,502,906
*	Aidigong Maternal & Child Health Ltd.	1,608,000	95,244
	Allied Group Ltd.	236,000	69,848
	Analogue Holdings Ltd.	278,000	44,238
	APAC Resources Ltd.	208,425	28,774
*	Apollo Future Mobility Group Ltd.	1,236,000	49,626
	Asia Financial Holdings Ltd.	136,000	57,315
	Asia Standard International Group Ltd.	482,000	41,158
	Asiasec Properties Ltd.	49,000	2,448
	ASM Pacific Technology Ltd.	247,100	1,968,802
	Associated International Hotels Ltd.	10,000	14,712
	Bank of East Asia Ltd.	758,281	963,746
Ω	BOC Aviation Ltd.	152,100	1,294,464
	BOC Hong Kong Holdings Ltd.	311,500	1,126,794
	BOCOM International Holdings Co. Ltd.	519,000	39,632
	Bright Smart Securities & Commodities Group Ltd.	386,000	66,863
††	Brightoil Petroleum Holdings Ltd.	1,027,000	36,802
Ω	Budweiser Brewing Co. APAC Ltd.	31,300	86,668
††	Burwill Holdings Ltd.	2,638,000	4,470
	Cafe de Coral Holdings Ltd.	292,000	445,583
#*	Cathay Pacific Airways Ltd.	1,249,000	1,293,937
#*	Central Holding Group Co. Ltd.	31,000	57,997
*	Century City International Holdings Ltd.	1,272,000	47,746
	Chen Hsong Holdings	162,000	45,198

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Cheuk Nang Holdings Ltd.	24,781	$7,591
	Chevalier International Holdings Ltd.	30,055	33,200
*	China Baoli Technologies Holdings Ltd.	32,500	812
*	China Best Group Holding Ltd.	291,000	25,170
*	China Energy Development Holdings Ltd.	4,676,000	101,087
*††	China Solar Energy Holdings Ltd.	64,000	275
#*	China Star Entertainment Ltd.	1,612,000	162,048
*	China Strategic Holdings Ltd.	17,355,000	73,171
*	Chinese Estates Holdings Ltd.	403,500	111,058
	Chinney Investments Ltd.	112,000	20,240
	Chow Sang Sang Holdings International Ltd.	385,000	397,992
	Chow Tai Fook Jewellery Group Ltd.	254,000	502,350
	Chuang's China Investments Ltd.	1,080,000	55,754
	Chuang's Consortium International Ltd.	790,925	114,765
	CITIC Telecom International Holdings Ltd.	1,924,000	641,634
	CK Asset Holdings Ltd.	322,152	2,280,748
	CK Hutchison Holdings Ltd.	343,960	2,281,582
	CK Infrastructure Holdings Ltd.	115,000	721,139
	CK Life Sciences International Holdings, Inc.	672,000	68,611
	CMBC Capital Holdings Ltd.	22,250	5,173
*	C-Mer Eye Care Holdings Ltd.	192,000	97,837
	CNT Group Ltd.	518,000	25,038
*	Cowell e Holdings, Inc.	241,000	423,336
Ω	Crystal International Group Ltd.	378,500	119,527
	CSI Properties Ltd.	3,691,515	88,848
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	477,795	364,426
	Dah Sing Financial Holdings Ltd.	197,466	518,556
	Dickson Concepts International Ltd.	83,500	43,341
	Dynamic Holdings Ltd.	2,000	2,370
	Eagle Nice International Holdings Ltd.	242,000	128,642
	EC Healthcare	313,000	269,063
††	EcoGreen International Group Ltd.	234,000	42,478
*	Elegance Optical International Holdings Ltd.	400,000	30,153
*	Emperor Capital Group Ltd.	3,231,000	27,568
	Emperor Entertainment Hotel Ltd.	480,000	28,795
	Emperor International Holdings Ltd.	1,207,750	114,516
	Emperor Watch & Jewellery Ltd.	1,020,000	18,170
*	ENM Holdings Ltd.	992,000	69,580
*	Esprit Holdings Ltd.	1,845,548	270,661
*Ω	ESR Cayman Ltd.	81,600	212,195
*	Eternity Investment Ltd.	1,730,000	29,158
	EuroEyes International Eye Clinic Ltd., Class C	44,000	32,557
#	Fairwood Holdings Ltd.	67,000	114,276
	Far East Consortium International Ltd.	1,892,575	610,535
	First Pacific Co. Ltd.	1,899,200	757,857
*Ω	FIT Hon Teng Ltd.	916,000	147,409
#*Ω	Fosun Tourism Group	55,800	79,729
*Ω	Frontage Holdings Corp.	350,000	114,652
	FSE Lifestyle Services Ltd.	75,000	48,493
*	Fullwealth International Group Holdings Ltd.	48,000	13,405
	Galaxy Entertainment Group Ltd.	43,000	255,810
*††	Genting Hong Kong Ltd.	436,000	8,642
	Get Nice Financial Group Ltd.	152,150	14,141
	Giordano International Ltd.	1,262,000	297,503
	Glorious Sun Enterprises Ltd.	447,000	43,896
*	Gold Fin Holdings	204,000	0
	Golden Resources Development International Ltd.	90,000	5,391
	Goodresources	2,080,000	4,213

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	GR Properties Ltd.	668,000	$95,184
	Great Eagle Holdings Ltd.	210,003	456,728
	Greentech Technology International Ltd.	564,000	64,628
	G-Resources Group Ltd.	498,930	145,142
	Guoco Group Ltd.	18,000	176,991
	Guotai Junan International Holdings Ltd.	2,444,000	246,229
#	Haitong International Securities Group Ltd.	2,397,565	287,006
	Hang Lung Group Ltd.	742,000	1,338,291
	Hang Lung Properties Ltd.	925,000	1,687,657
	Hang Seng Bank Ltd.	42,300	682,325
	Hanison Construction Holdings Ltd.	381,459	56,432
*	Hans Energy Co. Ltd.	688,000	14,206
*	Harbour Centre Development Ltd.	53,000	45,496
	Henderson Land Development Co. Ltd.	251,575	875,769
	HK Electric Investments & HK Electric Investments Ltd.	182,788	165,317
	HKBN Ltd.	669,500	743,776
	HKR International Ltd.	717,188	245,669
	HKT Trust & HKT Ltd.	1,293,000	1,811,642
	Hon Kwok Land Investment Co. Ltd.	110,000	33,837
	Hong Kong & China Gas Co. Ltd.	545,735	576,368
*	Hong Kong ChaoShang Group Ltd.	240,000	25,978
	Hong Kong Exchanges & Clearing Ltd.	1,200	55,069
	Hong Kong Ferry Holdings Co. Ltd.	96,000	81,427
	Hong Kong Technology Venture Co. Ltd.	369,000	230,032
*	Hongkong & Shanghai Hotels Ltd.	410,720	358,852
	Hongkong Chinese Ltd.	296,000	23,078
*††	Hsin Chong Group Holdings Ltd.	1,532,000	0
	Hung Hing Printing Group Ltd.	280,000	37,444
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,254,000	226,691
	Hysan Development Co. Ltd.	117,000	358,674
	IGG, Inc.	658,000	263,891
*	Imagi International Holdings Ltd.	216,799	10,276
	International Housewares Retail Co. Ltd.	248,000	91,638
*	IPE Group Ltd.	365,000	34,881
#*	IRC Ltd.	6,868,000	141,059
	ITC Properties Group Ltd.	290,283	37,652
	Jacobson Pharma Corp. Ltd.	284,000	27,116
	Johnson Electric Holdings Ltd.	319,988	409,176
	K Wah International Holdings Ltd.	1,105,000	410,847
*	Kader Holdings Co. Ltd.	104,000	5,708
	Karrie International Holdings Ltd.	396,000	71,109
	Kerry Logistics Network Ltd.	527,250	1,058,365
	Kerry Properties Ltd.	406,000	976,485
	Kingmaker Footwear Holdings Ltd.	94,000	10,784
*	Kingston Financial Group Ltd.	634,000	19,276
	Kowloon Development Co. Ltd.	414,000	504,650
#*	KuangChi Science Ltd.	1,092,000	20,140
*	Kwoon Chung Bus Holdings Ltd.	22,000	5,610
*	Lai Sun Development Co. Ltd.	256,069	140,867
*	Lai Sun Garment International Ltd.	30,223	16,633
*	Landing International Development Ltd.	1,533,000	37,328
#	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	938,750	112,466
*	Lifestyle International Holdings Ltd.	409,000	140,405
	Lippo China Resources Ltd.	2,772,000	34,923
	Lippo Ltd.	9,000	3,279
	Liu Chong Hing Investment Ltd.	178,000	160,612
	L'Occitane International SA	170,750	582,491
	Luk Fook Holdings International Ltd.	339,000	827,713
	Lung Kee Bermuda Holdings	106,000	37,897

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Man Wah Holdings Ltd.	793,600	$621,231
*	Mason Group Holdings Ltd.	18,263,999	62,871
	MECOM Power & Construction Ltd.	280,498	81,471
*	Melco International Development Ltd.	570,000	386,573
*	Melco Resorts & Entertainment Ltd., ADR	10,831	55,780
	Miramar Hotel & Investment	155,000	261,396
	Modern Dental Group Ltd.	363,000	115,663
*	Mongolian Mining Corp.	459,000	106,195
	MTR Corp. Ltd.	58,716	310,931
*	NagaCorp Ltd.	624,000	581,963
*††	National United Resources Holdings Ltd.	35,000	684
	New World Development Co. Ltd.	650,644	2,175,686
*††	NewOcean Energy Holdings Ltd.	788,000	2,941
	Nissin Foods Co. Ltd.	269,000	195,571
	NWS Holdings Ltd.	1,341,830	1,330,840
	Orient Overseas International Ltd.	18,500	644,738
#	Oriental Watch Holdings	390,368	212,791
*	Oshidori International Holdings Ltd.	3,201,000	152,631
††	Pacific Andes International Holdings Ltd.	1,218,336	4,253
	Pacific Basin Shipping Ltd.	4,310,000	2,061,196
*	Pacific Century Premium Developments Ltd.	190,081	11,020
	Pacific Textiles Holdings Ltd.	937,000	372,600
*	Paliburg Holdings Ltd.	246,000	60,367
*	Paradise Entertainment Ltd.	340,000	34,178
#	PC Partner Group Ltd.	208,000	186,879
	PCCW Ltd.	1,719,415	920,244
	Pentamaster International Ltd.	144,000	15,464
	Perfect Medical Health Management Ltd.	244,000	114,669
	Pico Far East Holdings Ltd.	640,000	90,518
	Playmates Holdings Ltd.	898,000	74,415
	Plover Bay Technologies Ltd.	144,000	52,584
	Prada SpA	81,300	469,236
*	PT International Development Co. Ltd.	1,088,000	26,483
	Public Financial Holdings Ltd.	292,000	88,099
*	Regal Hotels International Holdings Ltd.	240,000	100,176
Ω	Regina Miracle International Holdings Ltd.	210,000	132,266
#*	Sa Sa International Holdings Ltd.	426,000	70,528
	Safety Godown Co. Ltd.	84,000	32,690
*Ω	Samsonite International SA	421,800	884,771
*	Sands China Ltd.	65,600	153,867
	SAS Dragon Holdings Ltd.	294,000	127,200
	SEA Holdings Ltd.	162,968	103,305
*	Shangri-La Asia Ltd.	1,027,666	838,206
*	Shenwan Hongyuan HK Ltd.	137,500	10,502
*	Shun Ho Property Investments Ltd.	13,497	1,918
*	Shun Tak Holdings Ltd.	1,541,249	288,929
	Singamas Container Holdings Ltd.	1,338,000	162,264
	Sino Land Co. Ltd.	1,662,876	2,470,763
	SITC International Holdings Co. Ltd.	347,000	1,181,509
#*	SJM Holdings Ltd.	1,443,000	588,727
	SmarTone Telecommunications Holdings Ltd.	314,166	164,013
	Solomon Systech International Ltd.	996,000	65,974
	Soundwill Holdings Ltd.	69,000	56,737
*	South China Holdings Co. Ltd.	1,200,000	9,332
*	Space Group Holdings Ltd.	25,000	11,634
	Stella International Holdings Ltd.	436,000	424,673
	Sun Hung Kai & Co. Ltd.	447,341	206,262
	Sun Hung Kai Properties Ltd.	92,282	1,101,582
	SUNeVision Holdings Ltd.	350,000	228,906

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd., Class A	236,500	$1,346,896
	Swire Pacific Ltd., Class B	407,500	383,705
#	TAI Cheung Holdings Ltd.	214,000	122,285
	Tao Heung Holdings Ltd.	323,000	34,120
	Techtronic Industries Co. Ltd.	78,000	865,536
*	Television Broadcasts Ltd.	274,500	139,650
	Texhong Textile Group Ltd.	233,000	216,843
	Texwinca Holdings Ltd.	596,000	110,224
	Town Health International Medical Group Ltd.	1,265,899	82,185
	Tradelink Electronic Commerce Ltd.	220,000	28,293
	Transport International Holdings Ltd.	199,022	270,474
	United Laboratories International Holdings Ltd.	919,000	484,809
††	Untrade Convoy	5,166,000	20,598
*††	Up Energy Development Group Ltd.	590,000	0
	Value Partners Group Ltd.	723,000	240,099
	Vedan International Holdings Ltd.	420,000	33,585
	Vitasoy International Holdings Ltd.	236,000	355,627
Ω	VPower Group International Holdings Ltd., Class H	826,699	87,674
	VSTECS Holdings Ltd.	707,200	540,137
	VTech Holdings Ltd.	91,200	621,714
	Wai Kee Holdings Ltd.	158,000	54,014
	Wang On Group Ltd.	9,480,000	81,909
Ω	WH Group Ltd.	6,453,068	4,887,147
	Wharf Real Estate Investment Co. Ltd.	4,000	17,805
	Wing On Co. International Ltd.	30,000	64,621
	Wing Tai Properties Ltd.	154,000	77,383
*	Xingye Alloy Materials Group Ltd.	121,000	17,672
	Xinyi Glass Holdings Ltd.	586,000	1,155,787
	YTO Express Holdings Ltd.	128,000	40,605
	Yue Yuen Industrial Holdings Ltd.	669,000	888,981
#	Zensun Enterprises Ltd.	446,999	136,702
*	Zhaobangji Properties Holdings Ltd.	1,520,000	84,301
TOTAL HONG KONG			77,640,223
IRELAND — (0.6%)
	AIB Group PLC	482,180	1,096,789
	Bank of Ireland Group PLC	648,419	3,713,986
	Cairn Homes PLC	631,372	702,338
#	CRH PLC, Sponsored ADR	169,599	6,544,825
*	Dalata Hotel Group PLC	146,986	541,597
	FBD Holdings PLC	15,411	160,593
*	Flutter Entertainment PLC	9,565	961,351
	Glanbia PLC	53,616	631,781
*Ω	Glenveagh Properties PLC	473,677	525,739
	Irish Continental Group PLC	104,431	418,035
	Kerry Group PLC, Class A	3,556	375,340
	Kingspan Group PLC	21,865	1,415,279
*	Permanent TSB Group Holdings PLC	40,877	58,436
	Smurfit Kappa Group PLC	62,185	2,254,044
TOTAL IRELAND			19,400,133
ISRAEL — (1.2%)
	Adgar Investment & Development Ltd.	10,959	23,071
	Afcon Holdings Ltd.	1,140	53,696
	AFI Properties Ltd.	2,858	149,515
	Africa Israel Residences Ltd.	1,245	71,784
*	Airport City Ltd.	5,279	102,057
*	Allot Ltd.	9,849	51,085

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Alony Hetz Properties & Investments Ltd.	9,320	$136,009
	Alrov Properties & Lodgings Ltd.	4,709	261,399
	Amot Investments Ltd.	8,270	56,698
	Arad Ltd.	1,380	19,083
	Ashtrom Group Ltd.	12,651	294,839
	AudioCodes Ltd.	12,514	304,090
	Aura Investments Ltd.	84,577	163,108
	Automatic Bank Services Ltd.	4,388	25,643
#*	Avgol Industries 1953 Ltd.	33,733	23,124
	Azorim-Investment Development & Construction Co. Ltd.	54,446	207,793
	Azrieli Group Ltd.	1,145	91,780
	Bank Hapoalim BM	179,380	1,671,822
	Bank Leumi Le-Israel BM	153,782	1,495,316
*	Bet Shemesh Engines Holdings 1997 Ltd.	4,541	146,445
	Bezeq The Israeli Telecommunication Corp. Ltd.	283,532	485,448
	Big Shopping Centers Ltd.	1,066	141,991
*	BioLine RX Ltd.	118,855	10,568
	Blue Square Real Estate Ltd.	1,129	88,073
*	Brack Capital Properties NV	528	59,600
*	Camtek Ltd.	1,177	34,736
	Carasso Motors Ltd.	26,998	139,447
*	Cellcom Israel Ltd.	80,807	430,450
#*	Ceragon Networks Ltd.	21,364	55,546
*	Clal Insurance Enterprises Holdings Ltd.	54,667	1,069,380
*	Compugen Ltd.	7,817	13,476
	Danel Adir Yeoshua Ltd.	2,111	267,738
	Delek Automotive Systems Ltd.	23,058	290,171
*	Delek Group Ltd.	3,827	581,053
	Delta Galil Industries Ltd.	6,912	337,749
	Dor Alon Energy in Israel 1988 Ltd.	4,660	174,303
#	Duniec Brothers Ltd.	3,258	215,456
	Elbit Systems Ltd.	2,684	620,651
	Electra Consumer Products 1970 Ltd.	8,420	396,485
	Electra Ltd.	594	355,986
	Electra Real Estate Ltd.	12,365	204,313
*	Ellomay Capital Ltd.	2,696	71,499
	Energix-Renewable Energies Ltd.	24,922	101,012
*	Enlight Renewable Energy Ltd.	78,072	177,858
*	Equital Ltd.	22,132	784,785
*	Fattal Holdings 1998 Ltd.	1,772	207,237
#	First International Bank of Israel Ltd.	10,543	445,742
	FMS Enterprises Migun Ltd.	2,031	64,877
	Formula Systems 1985 Ltd.	7,015	729,792
	Fox Wizel Ltd.	2,788	354,479
	Gav-Yam Lands Corp. Ltd.	17,901	172,317
*	Gilat Satellite Networks Ltd.	18,284	123,456
	Hagag Group Real Estate Development	1,448	9,800
	Hamat Group Ltd.	13,740	136,505
	Harel Insurance Investments & Financial Services Ltd.	102,513	1,048,208
	Hilan Ltd.	8,673	505,345
	ICL Group Ltd.	25,129	228,986
	IDI Insurance Co. Ltd.	6,684	174,268
	IES Holdings Ltd.	1,571	141,618
	Ilex Medical Ltd.	3,707	127,188
	Infinya Ltd.	2,531	227,316
	Inrom Construction Industries Ltd.	76,099	368,238
	Isracard Ltd.	153,720	480,543
	Israel Canada T.R Ltd.	43,856	169,258
	Israel Discount Bank Ltd., Class A	501,282	2,850,219

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Israel Land Development - Urban Renewal Ltd.	12,597	$201,315
	Isras Investment Co. Ltd.	1,410	279,049
	Issta Lines Ltd.	2,436	71,222
*	Kamada Ltd.	19,848	98,869
	Kardan Real Estate Enterprise & Development Ltd.	30,007	35,128
	Kenon Holdings Ltd.	5,027	217,610
	Kerur Holdings Ltd.	3,188	78,436
	Klil Industries Ltd.	502	43,700
#	Lahav L.R. Real Estate Ltd.	14,754	22,758
	Levinstein Properties Ltd.	817	25,980
	M Yochananof & Sons Ltd.	2,887	166,369
	Magic Software Enterprises Ltd.	17,329	346,783
	Malam - Team Ltd.	5,570	124,765
	Matrix IT Ltd.	26,822	681,627
#	Maytronics Ltd.	10,457	137,795
	Mediterranean Towers Ltd.	60,937	189,537
	Mega Or Holdings Ltd.	5,500	184,296
*	Mehadrin Ltd.	500	23,203
	Meitav Dash Investments Ltd.	26,669	134,778
*	Melisron Ltd.	1,206	91,252
*	Menora Mivtachim Holdings Ltd.	25,601	512,417
	Meshulam Levinstein Contracting & Engineering Ltd.	766	68,965
	Migdal Insurance & Financial Holdings Ltd.	398,917	623,058
	Mivne Real Estate KD Ltd.	55,653	189,017
	Mivtach Shamir Holdings Ltd.	5,699	151,925
	Mizrahi Tefahot Bank Ltd.	13,805	513,219
*	Naphtha Israel Petroleum Corp. Ltd.	30,324	189,608
#	Nawi Brothers Ltd.	15,620	128,890
*	Neto Malinda Trading Ltd.	8,290	312,831
	Neto ME Holdings Ltd.	1,844	101,587
#*	Nice Ltd., Sponsored ADR	302	64,634
*	Nova Ltd.	7,410	786,967
#	Novolog Ltd.	270,594	280,562
	Oil Refineries Ltd.	2,133,681	804,074
	One Software Technologies Ltd.	13,213	217,010
*	OPC Energy Ltd.	13,969	161,557
	Palram Industries 1990 Ltd.	8,917	114,231
*	Partner Communications Co. Ltd.	93,470	746,012
*	Partner Communications Co. Ltd., ADR	10,082	78,640
*	Paz Oil Co. Ltd.	6,992	862,344
	Peninsula Group Ltd.	12,472	8,366
*	Perion Network Ltd.	9,458	182,447
	Phoenix Holdings Ltd.	134,737	1,439,747
#	Plasson Industries Ltd.	3,827	214,499
	Prashkovsky Investments & Construction Ltd.	5,889	190,643
*	Priortech Ltd.	6,274	161,559
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	355,508
	Raval Ics Ltd.	7,533	10,673
	Scope Metals Group Ltd.	6,302	300,102
	Shapir Engineering & Industry Ltd.	30,869	274,877
*	Shikun & Binui Ltd.	73,639	347,105
	Shufersal Ltd.	43,556	284,603
*	Solegreen Ltd.	3,564	17,674
	Strauss Group Ltd.	8,641	229,603
	Summit Real Estate Holdings Ltd.	33,615	612,518
	Suny Cellular Communication Ltd.	64,446	33,895
	Tadiran Group Ltd.	1,603	248,012
Ω	Tamar Petroleum Ltd.	3,985	11,775
	Tel Aviv Stock Exchange Ltd.	13,896	67,075

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Telsys Ltd.	274	$12,717
*	Tera Light Ltd.	25,601	47,827
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	292,441	2,743,097
	Tiv Taam Holdings 1 Ltd.	51,620	109,295
*	Tower Semiconductor Ltd.	30,990	1,482,002
#	Victory Supermarket Chain Ltd.	3,836	57,562
	YD More Investments Ltd.	14,057	49,421
	YH Dimri Construction & Development Ltd.	3,211	267,890
TOTAL ISRAEL			40,844,035
ITALY — (2.2%)
	A2A SpA	1,045,905	1,348,065
	ACEA SpA	30,658	442,721
*	Aeffe SpA	14,032	21,169
	Amplifon SpA	25,120	830,671
Ω	Anima Holding SpA	172,846	606,834
	Aquafil SpA	7,568	49,068
	Arnoldo Mondadori Editore SpA	135,944	235,748
	Ascopiave SpA	64,768	184,058
	Assicurazioni Generali SpA	79,365	1,186,479
	Atlantia SpA	4,114	95,080
	Avio SpA	15,324	179,905
	Azimut Holding SpA	65,849	1,151,905
	Banca Generali SpA	20,991	610,703
	Banca IFIS SpA	25,424	342,071
	Banca Mediolanum SpA	82,304	545,050
#*	Banca Monte dei Paschi di Siena SpA	194,767	82,599
	Banca Popolare di Sondrio SPA	493,541	1,637,851
#	Banca Profilo SpA	193,938	38,520
Ω	Banca Sistema SpA	49,274	78,404
#	Banco BPM SpA	1,560,523	4,041,869
	Banco di Desio e della Brianza SpA	26,638	82,656
	Be Shaping The Future SpA	54,666	188,548
Ω	BFF Bank SpA	91,912	645,767
	Biesse SpA	1,204	17,170
	BPER Banca	1,039,057	1,442,333
	Brembo SpA	63,727	673,176
	Brunello Cucinelli SpA	17,481	1,015,975
	Buzzi Unicem SpA	76,599	1,400,477
	Cairo Communication SpA	68,871	131,323
Ω	Carel Industries SpA	7,855	178,962
	Cementir Holding NV	38,268	248,721
#*	CIR SpA-Compagnie Industriali	434,696	184,255
	CNH Industrial NV	149,479	1,925,687
	Credito Emiliano SpA	87,133	493,185
*	d'Amico International Shipping SA	298,210	59,654
	Danieli & C Officine Meccaniche SpA	40,409	573,241
#	Danieli & C Officine Meccaniche SpA	13,360	274,799
	Davide Campari-Milano NV	10,449	116,003
	De' Longhi SpA	24,785	471,401
	DeA Capital SpA	108,649	126,862
	DiaSorin SpA	4,701	653,638
#	Digital Bros SpA	1,461	39,636
Ω	doValue SpA	15,760	96,235
*	Elica SpA	25,575	74,233
	Emak SpA	71,008	97,086
*Ω	Enav SpA	63,749	278,716
	Enel SpA	240,535	1,212,599
	Eni SpA	237,920	2,859,936

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ERG SpA	33,272	$1,085,241
	Esprinet SpA	40,275	291,510
*	Eurotech SpA	11,968	35,563
	Exprivia SpA	16,491	30,820
	Ferrari NV	6,093	1,293,987
	Fila SpA	9,571	77,885
#*	Fincantieri SpA	496,459	261,001
	FinecoBank Banca Fineco SpA	49,860	619,658
*	FNM SpA	128,567	57,700
*	Garofalo Health Care SpA	7,542	30,677
	Gefran SpA	3,892	35,452
#*	Geox SpA	47,794	38,901
	GPI SpA	2,469	36,080
	Gruppo MutuiOnline SpA	14,143	378,974
	Hera SpA	613,460	1,762,640
	IMMSI SpA	202,649	79,493
Ω	Infrastrutture Wireless Italiane SpA	57,681	606,134
*	Intek Group SpA	237,868	142,443
	Interpump Group SpA	3,270	139,753
	Intesa Sanpaolo SpA	2,048,178	3,637,171
	Iren SpA	110,577	208,385
	Italgas SpA	126,896	725,945
	Italmobiliare SpA	10,783	300,431
*	Iveco Group NV	33,526	205,266
#*	Juventus Football Club SpA	416,501	153,454
	Leonardo SpA	181,334	1,698,482
	LU-VE SpA	2,828	64,100
#	Maire Tecnimont SpA	148,190	411,536
	Mediobanca Banca di Credito Finanziario SpA	267,113	2,290,951
*	MFE-MediaForEurope NV, Class A	1,006,673	453,131
#*	MFE-MediaForEurope NV, Class B	270,865	174,315
	Moncler SpA	21,751	1,090,353
*	Newlat Food SpA	8,758	51,592
*Ω	Nexi SpA	18,696	169,798
	Openjobmetis SpA agenzia per il lavoro	2,042	17,855
	Orsero SpA	5,442	80,377
Ω	OVS SpA	259,224	416,930
	Pharmanutra SpA	1,682	115,767
	Piaggio & C SpA	254,990	671,777
Ω	Pirelli & C SpA	251,397	1,088,454
Ω	Poste Italiane SpA	67,337	565,652
	Prima Industrie SpA	3,071	70,807
	Prysmian SpA	30,381	966,021
Ω	RAI Way SpA	55,432	275,885
	Recordati Industria Chimica e Farmaceutica SpA	22,386	992,803
	Reply SpA	8,013	1,054,883
#*	Risanamento SpA	155,351	20,197
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	49,656
	Sabaf SpA	6,847	169,012
#	SAES Getters SpA	5,257	113,792
	SAES Getters SpA	1,929	27,796
*	Safilo Group SpA	70,674	96,571
#	Salvatore Ferragamo SpA	19,541	346,615
*	Saras SpA	545,503	691,982
*	Servizi Italia SpA	1,964	2,688
	Sesa SpA	4,033	572,432
	Snam SpA	166,061	833,216
*	Sogefi SpA	31,094	29,183
	SOL SpA	26,480	491,126

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Spaxs SpA	28,479	$293,213
	Stellantis NV	247,465	3,553,660
#	Stellantis NV	32,700	470,226
	Tamburi Investment Partners SpA	68,503	569,157
Ω	Technogym SpA	42,645	300,434
*	Telecom Italia SpA	5,975,301	1,325,677
*	Telecom Italia SpA	3,907,957	818,009
	Telecom Italia SpA, Sponsored ADR	15,814	34,712
	Tenaris SA, Sponsored ADR	44,551	1,250,101
	Terna - Rete Elettrica Nazionale	110,241	843,983
	Tinexta SpA	9,290	231,339
*	Tod's SpA	7,493	266,133
*	TXT e-solutions SpA	5,832	70,486
	UniCredit SpA	476,352	4,710,969
#Ω	Unieuro SpA	9,160	110,075
	Unipol Gruppo SpA	341,821	1,433,838
	UnipolSai Assicurazioni SpA	240,343	544,192
#	Webuild SpA	97,000	149,701
	Zignago Vetro SpA	14,273	181,054
TOTAL ITALY			74,828,302
JAPAN — (22.2%)
*	&Do Holdings Co. Ltd.	7,500	47,548
	77 Bank Ltd.	51,500	688,313
	A&D HOLON Holdings Co. Ltd.	22,300	162,610
	ABC-Mart, Inc.	5,300	224,450
#*	Access Co. Ltd.	43,400	261,147
	Achilles Corp.	12,300	129,406
	Acom Co. Ltd.	236,000	590,397
#	AD Works Group Co. Ltd.	33,460	39,212
	Adastria Co. Ltd.	10,960	164,596
	ADEKA Corp.	72,200	1,305,974
	Ad-sol Nissin Corp.	5,100	66,708
	Adtec Plasma Technology Co. Ltd.	3,600	50,647
	Advan Group Co. Ltd.	19,000	115,921
	Advance Create Co. Ltd.	5,700	43,241
*	Advanced Media, Inc.	13,700	78,462
	Advantest Corp.	9,600	570,979
#	Adventure, Inc.	1,000	62,207
	Aeon Co. Ltd.	37,119	748,576
	Aeon Delight Co. Ltd.	8,000	173,142
	Aeon Fantasy Co. Ltd.	5,700	127,668
	AEON Financial Service Co. Ltd.	89,300	977,655
	Aeon Hokkaido Corp.	12,300	97,740
	Aeon Mall Co. Ltd.	13,600	173,526
#	Aeria, Inc.	17,400	58,712
	AFC-HD AMS Life Science Co. Ltd.	8,000	49,060
	AGC, Inc.	121,300	4,421,776
	Agro-Kanesho Co. Ltd.	3,900	40,398
#	Ahresty Corp.	26,800	76,582
	Ai Holdings Corp.	11,400	144,314
*	AI inside, Inc.	600	18,868
	Aica Kogyo Co. Ltd.	21,400	495,857
	Aichi Bank Ltd.	8,300	341,027
	Aichi Corp.	36,000	231,867
	Aichi Steel Corp.	10,800	175,013
	Aichi Tokei Denki Co. Ltd.	7,400	80,549
	Aida Engineering Ltd.	43,000	295,968
	Aiful Corp.	205,100	601,414

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aiming, Inc.	27,400	$63,830
	Ain Holdings, Inc.	10,000	576,362
	Aiphone Co. Ltd.	8,300	117,176
	Air Water, Inc.	137,800	1,855,186
	Airport Facilities Co. Ltd.	20,400	83,680
#	Airtech Japan Ltd.	7,800	61,825
#	Airtrip Corp.	6,700	124,398
	Aisan Industry Co. Ltd.	32,800	169,910
	Aisin Corp.	74,806	2,221,632
	AIT Corp.	4,900	67,314
	Aizawa Securities Group Co. Ltd.	26,400	137,133
	Ajinomoto Co., Inc.	35,300	928,954
	Ajis Co. Ltd.	2,000	31,573
	Akatsuki Corp.	17,800	43,614
	Akatsuki, Inc.	6,500	128,896
*	Akebono Brake Industry Co. Ltd.	92,900	106,593
	Akita Bank Ltd.	15,600	193,722
	Albis Co. Ltd.	5,800	98,594
	Alconix Corp.	21,900	216,300
	Alfresa Holdings Corp.	96,100	1,282,540
	Alinco, Inc.	12,100	82,027
	Alleanza Holdings Co. Ltd.	14,900	116,355
*	Allied Architects, Inc.	4,700	25,004
*	Allied Telesis Holdings KK	80,300	56,887
#	Alpen Co. Ltd.	15,500	242,137
	Alpha Corp.	5,800	44,733
	Alpha Systems, Inc.	880	32,492
*	AlphaPolis Co. Ltd.	1,700	30,567
	Alps Alpine Co. Ltd.	177,948	1,851,990
	Alps Logistics Co. Ltd.	10,200	88,057
	Altech Corp.	11,920	173,933
	Amada Co. Ltd.	184,800	1,491,651
	Amano Corp.	19,000	365,563
	Amiyaki Tei Co. Ltd.	3,600	79,511
	Amuse, Inc.	7,900	120,728
	Amvis Holdings, Inc.	2,300	81,106
#	Anabuki Kosan, Inc.	5,300	85,519
	Anest Iwata Corp.	31,500	230,437
	Anicom Holdings, Inc.	16,200	83,182
	Anritsu Corp.	46,400	567,127
	AOI Electronics Co. Ltd.	3,700	55,723
	AOKI Holdings, Inc.	37,678	185,495
	Aoki Super Co. Ltd.	1,800	37,483
	Aoyama Trading Co. Ltd.	33,100	219,051
#	Aoyama Zaisan Networks Co. Ltd.	21,200	170,664
	Aozora Bank Ltd.	71,000	1,484,215
	Arakawa Chemical Industries Ltd.	14,800	111,800
	Arata Corp.	13,600	420,414
	Araya Industrial Co. Ltd.	3,200	34,834
	Arcland Sakamoto Co. Ltd.	4,600	53,468
#	Arcland Service Holdings Co. Ltd.	13,200	211,146
	Arcs Co. Ltd.	43,089	686,678
#	Ardepro Co. Ltd.	5,770	20,712
	Arealink Co. Ltd.	7,427	88,783
	Argo Graphics, Inc.	9,000	233,642
	Arisawa Manufacturing Co. Ltd.	32,700	259,326
	ARTERIA Networks Corp.	19,500	186,227
	Artiza Networks, Inc.	5,000	43,155
	Artnature, Inc.	16,800	97,006

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	ArtSpark Holdings, Inc.	11,600	$71,230
*	Aruhi Corp.	25,100	201,328
	As One Corp.	4,100	194,533
	Asahi Broadcasting Group Holdings Corp.	8,100	40,010
	Asahi Co. Ltd.	18,200	179,000
	Asahi Diamond Industrial Co. Ltd.	36,743	178,674
	Asahi Group Holdings Ltd.	22,200	771,813
	Asahi Holdings, Inc.	46,000	702,066
	Asahi Intecc Co. Ltd.	12,400	229,400
	Asahi Kasei Corp.	617,800	4,956,241
	Asahi Kogyosha Co. Ltd.	7,800	111,066
	Asahi Net, Inc.	8,500	38,158
	ASAHI YUKIZAI Corp.	12,400	195,768
	Asanuma Corp.	16,000	321,318
	Asax Co. Ltd.	1,800	8,316
	Asia Pile Holdings Corp.	31,700	116,810
	Asics Corp.	43,600	830,732
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	192,729
	ASKUL Corp.	20,600	271,761
	Astellas Pharma, Inc.	45,300	709,461
	Astena Holdings Co. Ltd.	32,700	104,689
	Asteria Corp.	3,100	20,317
	Asti Corp.	3,200	46,673
*	Atrae, Inc.	8,300	119,749
*	Atsugi Co. Ltd.	13,400	46,493
	Aucnet, Inc.	10,800	190,847
	Autobacs Seven Co. Ltd.	59,000	621,950
	Aval Data Corp.	5,400	115,218
	Avant Corp.	11,700	121,767
	Avantia Co. Ltd.	8,800	54,905
	Avex, Inc.	35,000	401,231
	Awa Bank Ltd.	30,997	468,816
#	Axell Corp.	9,300	61,940
	Axial Retailing, Inc.	14,600	374,633
	Azbil Corp.	8,100	243,835
	Bandai Namco Holdings, Inc.	8,200	640,604
	Bando Chemical Industries Ltd.	30,100	218,707
	Bank of Iwate Ltd.	14,700	219,154
	Bank of Kyoto Ltd.	32,200	1,369,963
#	Bank of Nagoya Ltd.	9,301	211,726
	Bank of Saga Ltd.	12,271	135,609
	Bank of the Ryukyus Ltd.	46,500	281,751
	Bank of Toyama Ltd.	1,200	16,329
	Baroque Japan Ltd.	7,800	47,963
	Base Co. Ltd.	1,100	50,676
	BayCurrent Consulting, Inc.	1,800	563,156
	Beaglee, Inc.	900	9,973
#	Beauty Garage, Inc.	2,300	49,413
	Beenos, Inc.	9,400	182,729
	Belc Co. Ltd.	6,900	285,339
	Bell System24 Holdings, Inc.	23,900	277,153
	Belluna Co. Ltd.	58,400	341,334
	Benefit One, Inc.	14,400	233,891
	Benesse Holdings, Inc.	40,600	731,695
#*	Bengo4.com, Inc.	3,600	103,827
#	Bic Camera, Inc.	50,300	437,345
	BIPROGY, Inc.	17,600	375,573
	BML, Inc.	18,700	553,071
	Bookoff Group Holdings Ltd.	8,100	61,112

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bourbon Corp.	5,800	$93,618
	BP Castrol KK	5,300	45,180
#	Br Holdings Corp.	34,100	89,274
*	BrainPad, Inc.	9,600	90,186
	Bridgestone Corp.	37,800	1,474,421
	Broadband Tower, Inc.	34,100	49,576
	Broadleaf Co. Ltd.	92,900	328,526
	Broadmedia Corp.	11,900	102,977
	Broccoli Co. Ltd.	5,500	47,462
	Brother Industries Ltd.	32,600	610,645
	Bunka Shutter Co. Ltd.	59,800	464,184
	Business Brain Showa-Ota, Inc.	2,100	23,882
	Business Engineering Corp.	800	16,266
	BuySell Technologies Co. Ltd.	500	19,345
	C Uyemura & Co. Ltd.	5,200	242,394
	CAC Holdings Corp.	13,400	145,327
	Calbee, Inc.	28,500	611,608
#	Can Do Co. Ltd.	560	9,312
	Canon Electronics, Inc.	20,300	254,099
	Canon Marketing Japan, Inc.	23,000	540,132
#	Canon, Inc., Sponsored ADR	24,859	588,661
	Canon, Inc.	17,700	418,743
	Capcom Co. Ltd.	20,400	567,070
	Careerlink Co. Ltd.	1,800	30,841
	Carlit Holdings Co. Ltd.	14,100	70,132
	Carta Holdings, Inc.	7,200	103,815
#	Casa, Inc.	7,200	45,979
	Casio Computer Co. Ltd.	66,300	648,543
	Cawachi Ltd.	13,500	218,213
#*	CellSource Co. Ltd.	2,200	76,846
	Central Automotive Products Ltd.	9,600	175,903
	Central Glass Co. Ltd.	38,100	938,265
	Central Security Patrols Co. Ltd.	8,800	168,623
	Central Sports Co. Ltd.	4,000	77,333
	Ceres, Inc.	7,300	65,348
	Charm Care Corp. KK	13,500	124,886
	Chiba Bank Ltd.	180,800	1,002,871
	Chiba Kogyo Bank Ltd.	46,300	89,314
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	116,018
	Chino Corp.	5,900	74,686
	Chiyoda Co. Ltd.	12,582	76,310
#*	Chiyoda Corp.	41,500	127,706
	Chiyoda Integre Co. Ltd.	10,500	166,999
	Chofu Seisakusho Co. Ltd.	17,194	240,296
	Chori Co. Ltd.	10,800	161,218
	Chubu Shiryo Co. Ltd.	20,800	171,225
	Chudenko Corp.	31,800	510,671
	Chuetsu Pulp & Paper Co. Ltd.	20,089	136,690
#	Chugai Ro Co. Ltd.	5,500	71,631
	Chugoku Bank Ltd.	110,700	805,011
	Chugoku Electric Power Co., Inc.	21,600	141,140
	Chugoku Marine Paints Ltd.	39,000	257,781
#	Chukyo Bank Ltd.	9,100	117,374
	Chuo Spring Co. Ltd.	10,900	58,716
	Chuo Warehouse Co. Ltd.	1,100	8,065
	CI Takiron Corp.	46,300	194,237
	Citizen Watch Co. Ltd.	262,300	1,149,925
	CKD Corp.	34,100	484,278
#	CK-San-Etsu Co. Ltd.	3,400	106,467

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cleanup Corp.	21,000	$98,200
	CMIC Holdings Co. Ltd.	10,300	118,595
	CMK Corp.	53,000	179,860
	Coca-Cola Bottlers Japan Holdings, Inc.	70,004	798,115
	COLOPL, Inc.	35,000	176,426
#	Colowide Co. Ltd.	21,000	307,990
#	Computer Engineering & Consulting Ltd.	19,100	176,270
	Computer Institute of Japan Ltd.	10,440	61,040
	COMSYS Holdings Corp.	34,959	702,335
	Comture Corp.	9,700	219,045
	Concordia Financial Group Ltd.	377,738	1,285,064
	CONEXIO Corp.	12,800	127,060
*	COOKPAD, Inc.	7,000	11,334
	Core Corp.	900	10,297
	Corona Corp.	16,800	105,469
	Cosel Co. Ltd.	23,300	152,010
	Cosmo Energy Holdings Co. Ltd.	82,200	2,493,155
	Cosmos Initia Co. Ltd.	11,300	37,482
#	Cosmos Pharmaceutical Corp.	3,300	354,791
#	Cota Co. Ltd.	8,115	97,044
#	CRE, Inc.	10,400	129,286
	Create Medic Co. Ltd.	6,400	46,833
	Create Restaurants Holdings, Inc.	59,800	455,439
	Create SD Holdings Co. Ltd.	13,500	312,715
	Credit Saison Co. Ltd.	141,900	1,811,997
	Creek & River Co. Ltd.	5,400	96,283
#	Cresco Ltd.	9,900	155,929
*	CROOZ, Inc.	6,600	39,482
	CTI Engineering Co. Ltd.	13,000	265,885
	CTS Co. Ltd.	11,600	71,570
#	Cube System, Inc.	5,200	41,659
	Curves Holdings Co. Ltd.	27,500	149,672
	CyberAgent, Inc.	41,300	412,108
	Cyberlinks Co. Ltd.	4,400	37,864
	Cybernet Systems Co. Ltd.	12,900	93,376
	Cybozu, Inc.	13,800	119,248
	Dai Nippon Printing Co. Ltd.	54,000	1,191,636
	Dai Nippon Toryo Co. Ltd.	21,400	117,050
	Daicel Corp.	189,900	1,208,014
	Dai-Dan Co. Ltd.	11,900	197,101
	Daido Kogyo Co. Ltd.	8,100	48,320
	Daido Metal Co. Ltd.	36,400	149,068
	Daido Steel Co. Ltd.	24,000	716,314
	Daifuku Co. Ltd.	5,000	318,833
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	60,031
	Daihen Corp.	11,900	374,864
#	Daiho Corp.	16,900	543,085
	Dai-Ichi Cutter Kogyo KK	5,900	59,775
	Daiichi Jitsugyo Co. Ltd.	8,900	223,813
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,800	166,478
	Dai-ichi Life Holdings, Inc.	64,600	1,123,709
	Daiichi Sankyo Co. Ltd.	5,400	143,179
	Daiken Corp.	13,100	191,977
	Daiken Medical Co. Ltd.	6,000	21,626
	Daiki Aluminium Industry Co. Ltd.	34,000	316,997
	Daikin Industries Ltd.	6,100	1,069,807
	Daikoku Denki Co. Ltd.	7,900	75,709
#	Daikokutenbussan Co. Ltd.	6,400	262,767
	Daikyonishikawa Corp.	38,800	162,920

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dainichi Co. Ltd.	13,600	$67,865
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	155,027
	Daio Paper Corp.	73,600	788,069
	Daiseki Co. Ltd.	11,400	338,888
#	Daiseki Eco. Solution Co. Ltd.	4,600	29,039
	Daishi Hokuetsu Financial Group, Inc.	38,500	742,949
	Daishinku Corp.	32,000	228,025
	Daisue Construction Co. Ltd.	7,600	88,940
	Daito Bank Ltd.	5,000	24,750
	Daito Chemix Corp.	7,300	33,624
	Daito Pharmaceutical Co. Ltd.	13,960	277,261
	Daito Trust Construction Co. Ltd.	7,000	663,618
	Daitron Co. Ltd.	10,400	147,752
	Daiwa House Industry Co. Ltd.	55,900	1,381,181
	Daiwa Industries Ltd.	30,600	260,656
	Daiwa Securities Group, Inc.	337,547	1,558,193
	Daiwabo Holdings Co. Ltd.	95,000	1,363,783
	DCM Holdings Co. Ltd.	124,400	973,517
#	Dear Life Co. Ltd.	24,400	115,215
	Delica Foods Holdings Co. Ltd.	4,800	18,311
	DeNA Co. Ltd.	63,400	936,490
	Denka Co. Ltd.	54,600	1,415,701
#	Densan System Holdings Co. Ltd.	6,000	107,585
	Denso Corp.	17,100	935,286
	Dentsu Group, Inc.	28,300	988,563
	Denyo Co. Ltd.	18,200	223,211
	Dexerials Corp.	14,200	383,304
#	Diamond Electric Holdings Co. Ltd.	2,300	28,556
	DIC Corp.	71,000	1,313,033
	Digital Arts, Inc.	6,600	326,712
	Digital Garage, Inc.	19,200	557,875
	Digital Hearts Holdings Co. Ltd.	7,100	104,418
	Digital Holdings, Inc.	7,900	80,376
	Digital Information Technologies Corp.	6,700	73,081
	Dip Corp.	14,500	389,500
	Direct Marketing MiX, Inc.	9,500	147,897
	Disco Corp.	2,700	659,690
	DKK Co. Ltd.	9,700	181,165
	DKK-Toa Corp.	1,800	11,835
	DKS Co. Ltd.	7,153	126,495
	DMG Mori Co. Ltd.	70,500	946,830
	Doshisha Co. Ltd.	22,000	261,418
	Double Standard, Inc.	2,600	40,543
	Doutor Nichires Holdings Co. Ltd.	31,200	389,941
	Dowa Holdings Co. Ltd.	41,400	1,501,442
	Drecom Co. Ltd.	9,700	54,308
	DTS Corp.	20,600	523,297
	Duskin Co. Ltd.	31,500	710,688
	Dvx, Inc.	4,600	35,825
	DyDo Group Holdings, Inc.	8,400	320,886
	Dynic Corp.	900	4,264
	Eagle Industry Co. Ltd.	24,100	182,532
	Earth Corp.	8,600	345,173
	EAT & Holdings Co. Ltd.	2,000	36,178
	Ebara Corp.	25,800	1,010,691
	Ebara Foods Industry, Inc.	5,100	118,668
	Ebara Jitsugyo Co. Ltd.	10,600	186,276
	Ebase Co. Ltd.	16,000	69,467
	Eco's Co. Ltd.	8,100	121,703

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	EDION Corp.	79,600	$750,474
	EF-ON, Inc.	12,361	51,803
	eGuarantee, Inc.	11,400	200,071
	E-Guardian, Inc.	4,100	97,767
	Ehime Bank Ltd.	30,800	201,541
#	Eidai Co. Ltd.	9,400	18,297
	Eiken Chemical Co. Ltd.	26,500	391,992
	Eisai Co. Ltd.	7,700	352,620
	Eizo Corp.	15,200	425,145
#	EJ Holdings, Inc.	9,400	92,708
	Elan Corp.	22,100	195,834
	Elecom Co. Ltd.	29,700	380,097
	Electric Power Development Co. Ltd.	8,200	138,356
	Elematec Corp.	17,148	161,877
	en Japan, Inc.	16,500	259,315
	Endo Lighting Corp.	16,000	92,889
	ENEOS Holdings, Inc.	2,138,470	8,272,462
	Enigmo, Inc.	20,800	80,707
	Enomoto Co. Ltd.	5,700	67,260
	Enplas Corp.	9,700	217,529
	Entrust, Inc.	5,600	26,314
	Envipro Holdings, Inc.	10,600	63,106
	eRex Co. Ltd.	8,000	144,730
	ERI Holdings Co. Ltd.	3,400	27,161
	ES-Con Japan Ltd.	12,200	77,293
	Eslead Corp.	8,300	107,085
	ESPEC Corp.	15,200	209,961
	Exedy Corp.	28,800	375,020
	EXEO Group, Inc.	62,654	1,049,824
	Ezaki Glico Co. Ltd.	18,000	525,920
	F&M Co. Ltd.	3,700	62,131
#	FALCO HOLDINGS Co. Ltd.	7,700	110,975
	Fancl Corp.	9,300	177,263
	FANUC Corp.	3,000	517,381
	FCC Co. Ltd.	34,200	364,155
#*	FDK Corp.	11,900	79,786
	Feed One Co. Ltd.	25,168	133,716
	Felissimo Corp.	1,200	9,847
	Fenwal Controls of Japan Ltd.	3,400	35,714
#	Ferrotec Holdings Corp.	36,900	691,464
#	Fibergate, Inc.	5,700	37,609
	FIDEA Holdings Co. Ltd.	15,020	145,944
	Fields Corp.	10,400	80,999
	Financial Products Group Co. Ltd.	53,900	420,778
	FINDEX, Inc.	6,400	33,577
	First Bank of Toyama Ltd.	39,200	123,570
	First Juken Co. Ltd.	7,900	67,138
	Fixstars Corp.	13,800	123,208
	FJ Next Holdings Co. Ltd.	21,800	177,846
	Focus Systems Corp.	4,100	28,738
	Food & Life Cos. Ltd.	15,500	302,054
	Forum Engineering, Inc.	7,100	52,199
	Foster Electric Co. Ltd.	23,800	126,971
	FP Corp.	22,100	497,580
	France Bed Holdings Co. Ltd.	28,200	195,051
*	FreakOut Holdings, Inc.	2,300	27,784
	Freebit Co. Ltd.	8,100	53,306
	Freund Corp.	5,300	29,547
#	F-Tech, Inc.	13,600	54,216

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FTGroup Co. Ltd.	6,300	$43,031
	Fudo Tetra Corp.	20,100	247,900
#	Fuji Co. Ltd.	19,500	318,851
	Fuji Corp.	62,000	960,822
	Fuji Corp.	12,400	117,558
	Fuji Corp. Ltd.	19,399	97,296
	Fuji Electric Co. Ltd.	20,300	916,867
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	34,912
	Fuji Kyuko Co. Ltd.	9,400	288,459
	Fuji Media Holdings, Inc.	30,200	262,870
#	Fuji Oil Co. Ltd.	51,200	127,131
	Fuji Oil Holdings, Inc.	44,600	761,139
	Fuji Pharma Co. Ltd.	12,500	94,038
	Fuji Seal International, Inc.	41,600	482,037
	Fuji Soft, Inc.	7,900	480,746
	Fujibo Holdings, Inc.	10,000	262,518
	Fujicco Co. Ltd.	19,900	288,525
	FUJIFILM Holdings Corp.	15,000	856,830
	Fujikura Composites, Inc.	18,600	124,649
	Fujikura Kasei Co. Ltd.	21,300	78,488
	Fujikura Ltd.	285,900	1,728,326
	Fujimi, Inc.	5,600	249,448
	Fujimori Kogyo Co. Ltd.	15,100	403,272
	Fujisash Co. Ltd.	52,800	27,790
	Fujitec Co. Ltd.	3,300	70,837
	Fujitsu General Ltd.	16,500	351,805
	Fujitsu Ltd.	7,500	1,005,468
	Fujiya Co. Ltd.	10,100	181,549
	FuKoKu Co. Ltd.	9,000	65,729
	Fukuda Corp.	5,300	198,494
	Fukuda Denshi Co. Ltd.	7,300	406,238
	Fukui Bank Ltd.	18,300	187,236
	Fukui Computer Holdings, Inc.	6,100	161,252
	Fukuoka Financial Group, Inc.	101,408	1,797,427
	Fukushima Galilei Co. Ltd.	7,300	200,713
	Fukuyama Transporting Co. Ltd.	25,623	598,422
	FULLCAST Holdings Co. Ltd.	10,900	192,922
	Funai Soken Holdings, Inc.	18,760	330,717
	Furukawa Battery Co. Ltd.	10,900	98,465
	Furukawa Co. Ltd.	30,000	278,834
	Furukawa Electric Co. Ltd.	67,600	1,181,623
	Furuno Electric Co. Ltd.	24,800	205,556
#	Furuya Metal Co. Ltd.	1,600	105,819
	Furyu Corp.	18,000	148,992
	Fuso Chemical Co. Ltd.	14,000	358,883
	Fuso Pharmaceutical Industries Ltd.	6,500	104,754
	Futaba Corp.	29,000	150,034
	Futaba Industrial Co. Ltd.	48,000	134,073
	Future Corp.	23,400	283,485
	Fuyo General Lease Co. Ltd.	23,500	1,446,612
	G-7 Holdings, Inc.	18,000	201,078
	Gakken Holdings Co. Ltd.	25,200	180,150
	Gakkyusha Co. Ltd.	3,300	39,279
#	Gakujo Co. Ltd.	7,000	55,186
	Gecoss Corp.	13,700	84,637
	Genki Sushi Co. Ltd.	4,900	95,763
	Genky DrugStores Co. Ltd.	8,400	204,712
	Geo Holdings Corp.	43,100	455,298
	Gift Holdings, Inc.	2,500	50,188

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gig Works, Inc.	9,100	$29,050
	Giken Ltd.	500	12,417
	GL Sciences, Inc.	7,000	125,373
	GLOBERIDE, Inc.	17,400	298,274
	Glory Ltd.	45,673	758,388
	Glosel Co. Ltd.	15,700	49,920
#	GMO Financial Holdings, Inc.	25,000	147,553
	GMO GlobalSign Holdings KK	3,300	148,241
	GMO internet, Inc.	16,400	322,135
	GMO Payment Gateway, Inc.	5,600	465,376
*	Godo Steel Ltd.	10,300	113,320
	Goldcrest Co. Ltd.	19,090	259,647
	Goldwin, Inc.	3,400	212,129
	Golf Digest Online, Inc.	12,300	159,826
	Good Com Asset Co. Ltd.	7,400	70,970
	Grandy House Corp.	13,500	57,314
	gremz, Inc.	2,100	25,817
	GS Yuasa Corp.	56,600	1,033,408
	GSI Creos Corp.	9,200	101,417
	G-Tekt Corp.	21,032	211,866
	Gun-Ei Chemical Industry Co. Ltd.	4,600	90,061
	GungHo Online Entertainment, Inc.	31,270	610,147
	Gunma Bank Ltd.	330,200	947,463
	Gunze Ltd.	15,300	445,865
	H.U. Group Holdings, Inc.	40,400	968,181
	H2O Retailing Corp.	86,900	653,522
	HABA Laboratories, Inc.	400	7,323
	Hachijuni Bank Ltd.	284,800	1,060,265
	Hagihara Industries, Inc.	14,500	120,801
	Hagiwara Electric Holdings Co. Ltd.	7,600	115,439
	Hakudo Co. Ltd.	5,700	106,329
	Hakuhodo DY Holdings, Inc.	93,800	964,794
#	Hakuto Co. Ltd.	12,500	241,999
#	Halows Co. Ltd.	8,300	195,528
	Hamakyorex Co. Ltd.	16,400	393,651
	Hamamatsu Photonics KK	8,000	363,527
	Handsman Co. Ltd.	4,200	28,344
	Hankyu Hanshin Holdings, Inc.	16,852	488,821
	Hanwa Co. Ltd.	34,400	752,355
	Happinet Corp.	19,600	236,819
	Hard Off Corp. Co. Ltd.	8,200	59,502
	Harima Chemicals Group, Inc.	12,200	69,795
	Harmonic Drive Systems, Inc.	2,800	106,755
	Haseko Corp.	176,600	2,150,001
	Hashimoto Sogyo Holdings Co. Ltd.	1,900	30,431
	Hazama Ando Corp.	147,450	992,597
	Heian Ceremony Service Co. Ltd.	1,300	7,621
	Heiwa Corp.	49,300	769,579
	Heiwa Real Estate Co. Ltd.	15,500	466,658
	Heiwado Co. Ltd.	31,500	473,807
#*	Hennge KK	5,200	42,166
	Hibiya Engineering Ltd.	16,700	242,608
	Hikari Tsushin, Inc.	2,100	231,395
	HI-LEX Corp.	21,900	184,424
	Hino Motors Ltd.	166,600	865,856
#	Hioki EE Corp.	6,100	306,617
	Hirakawa Hewtech Corp.	8,800	73,013
	Hirano Tecseed Co. Ltd.	11,200	158,602
	Hirata Corp.	6,900	247,389

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	241,100	$1,113,933
	Hirose Electric Co. Ltd.	1,300	186,765
	Hiroshima Gas Co. Ltd.	16,700	40,783
	Hisaka Works Ltd.	21,000	134,321
	Hisamitsu Pharmaceutical Co., Inc.	12,800	333,831
	Hitachi Construction Machinery Co. Ltd.	15,300	337,547
	Hitachi Ltd.	43,100	2,182,069
	Hitachi Ltd., ADR	303	29,664
*	Hitachi Metals Ltd.	5,310	81,651
	Hitachi Transport System Ltd.	12,100	788,111
	Hitachi Zosen Corp.	190,240	1,190,537
	Hito Communications Holdings, Inc.	3,700	45,652
	Hochiki Corp.	13,400	133,846
	Hodogaya Chemical Co. Ltd.	8,100	214,337
	Hogy Medical Co. Ltd.	17,700	466,637
	Hokkaido Electric Power Co., Inc.	13,300	51,086
	Hokkaido Gas Co. Ltd.	2,400	29,520
	Hokkan Holdings Ltd.	8,000	75,633
	Hokko Chemical Industry Co. Ltd.	17,500	128,851
	Hokkoku Financial Holdings, Inc.	20,900	727,658
	Hokuetsu Corp.	109,000	574,758
	Hokuetsu Industries Co. Ltd.	18,500	127,729
	Hokuhoku Financial Group, Inc.	111,237	718,795
	Hokuriku Electric Industry Co. Ltd.	6,200	52,170
	Hokuriku Electric Power Co.	21,400	87,208
#	Hokuriku Electrical Construction Co. Ltd.	13,199	77,175
	Hokuto Corp.	22,600	327,944
	Honda Motor Co. Ltd., Sponsored ADR	29,040	746,909
	Honda Motor Co. Ltd.	128,435	3,291,427
	Honda Tsushin Kogyo Co. Ltd.	9,000	38,134
	H-One Co. Ltd.	19,000	87,807
	Honeys Holdings Co. Ltd.	18,370	176,825
	Hoosiers Holdings Co. Ltd.	29,600	181,350
	Horiba Ltd.	16,400	808,374
	Hoshizaki Corp.	2,600	77,563
	Hosiden Corp.	58,000	645,709
	Hosokawa Micron Corp.	13,300	273,337
	Hotland Co. Ltd.	4,600	46,479
	House Foods Group, Inc.	20,600	442,931
	Howa Machinery Ltd.	12,800	84,101
	HPC Systems, Inc.	1,000	24,510
	HS Holdings Co. Ltd.	21,400	193,052
	Hulic Co. Ltd.	57,067	457,682
	Hurxley Corp.	4,800	19,809
	Hyakugo Bank Ltd.	194,643	477,995
	Hyakujushi Bank Ltd.	21,578	276,203
	Ibiden Co. Ltd.	53,400	1,575,916
#	IBJ, Inc.	11,100	64,590
	Ichigo, Inc.	125,900	284,356
	Ichiken Co. Ltd.	6,100	84,015
	Ichikoh Industries Ltd.	36,800	101,721
	Ichinen Holdings Co. Ltd.	25,400	243,353
	Ichiyoshi Securities Co. Ltd.	29,300	138,077
	Icom, Inc.	11,100	217,443
	ID Holdings Corp.	3,000	19,167
#	IDEA Consultants, Inc.	4,600	61,515
	Idec Corp.	28,400	633,743
	Idemitsu Kosan Co. Ltd.	149,626	3,890,994
	IDOM, Inc.	67,000	407,273

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ihara Science Corp.	700	$11,540
	IHI Corp.	46,700	1,231,372
	Iida Group Holdings Co. Ltd.	47,720	781,292
	Iino Kaiun Kaisha Ltd.	95,700	510,413
	IJTT Co. Ltd.	17,000	67,301
	Ikegami Tsushinki Co. Ltd.	5,800	26,340
	I'll, Inc.	3,700	45,962
	Imagica Group, Inc.	19,800	127,832
#	Imasen Electric Industrial	14,000	66,055
#	i-mobile Co. Ltd.	3,300	32,802
	Imuraya Group Co. Ltd.	5,900	101,354
	Inaba Denki Sangyo Co. Ltd.	33,300	694,313
#	Inaba Seisakusho Co. Ltd.	7,400	73,330
	Inabata & Co. Ltd.	48,600	881,973
#	Inageya Co. Ltd.	16,200	155,001
*	I-NE Co. Ltd.	2,200	78,432
	Ines Corp.	20,800	253,293
	I-Net Corp.	10,100	97,748
	Infocom Corp.	14,700	236,246
	Infomart Corp.	56,200	198,373
	Information Services International-Dentsu Ltd.	6,200	208,482
	INFRONEER Holdings, Inc.	179,468	1,317,392
	Innotech Corp.	12,900	131,003
	Inpex Corp.	363,700	4,168,647
	Insource Co. Ltd.	12,000	253,921
	Intage Holdings, Inc.	30,500	329,671
	Intelligent Wave, Inc.	2,400	13,981
	Inter Action Corp.	7,600	113,712
	Internet Initiative Japan, Inc.	13,700	556,272
	I-PEX, Inc.	11,900	120,543
	IR Japan Holdings Ltd.	4,400	74,077
	Iriso Electronics Co. Ltd.	11,800	265,592
	I'rom Group Co. Ltd.	2,900	42,707
	ISB Corp.	6,700	52,353
	Ise Chemicals Corp.	1,600	49,466
	Iseki & Co. Ltd.	14,208	129,083
	Isetan Mitsukoshi Holdings Ltd.	186,500	1,493,127
	Ishihara Chemical Co. Ltd.	10,500	100,311
	Ishihara Sangyo Kaisha Ltd.	34,900	275,872
	Ishii Iron Works Co. Ltd.	1,900	41,320
	Ishizuka Glass Co. Ltd.	2,700	33,993
	Isuzu Motors Ltd.	136,700	1,499,408
*	ITbook Holdings Co. Ltd.	6,500	23,401
	Itfor, Inc.	19,000	118,244
	ITmedia, Inc.	3,700	46,081
	Ito En Ltd.	6,600	311,001
	ITOCHU Corp.	72,400	2,107,539
	Itochu Enex Co. Ltd.	66,100	532,095
	Itochu Techno-Solutions Corp.	9,200	246,557
	Itochu-Shokuhin Co. Ltd.	5,200	195,091
	Itoham Yonekyu Holdings, Inc.	143,078	717,046
	Itoki Corp.	33,553	99,643
	IwaiCosmo Holdings, Inc.	23,100	218,572
	Iwaki Co. Ltd.	9,600	72,188
	Iwasaki Electric Co. Ltd.	6,400	129,222
	Iwatani Corp.	29,900	1,253,310
	Iwatsu Electric Co. Ltd.	6,100	37,026
	Iwatsuka Confectionery Co. Ltd.	1,100	33,549
	Iyo Bank Ltd.	200,682	973,574

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Izumi Co. Ltd.	28,100	$658,665
	J Front Retailing Co. Ltd.	150,800	1,269,512
#	J Trust Co. Ltd.	67,300	246,303
	JAC Recruitment Co. Ltd.	13,700	202,227
	Jaccs Co. Ltd.	23,600	674,984
	JAFCO Group Co. Ltd.	86,100	1,170,935
	JANOME Corp.	25,300	142,821
*	Japan Airlines Co. Ltd.	10,700	185,358
*	Japan Airport Terminal Co. Ltd.	2,800	109,756
	Japan Aviation Electronics Industry Ltd.	47,200	806,247
#	Japan Best Rescue System Co. Ltd.	10,600	62,196
	Japan Cash Machine Co. Ltd.	19,300	100,709
*	Japan Communications, Inc.	77,800	116,585
	Japan Electronic Materials Corp.	9,900	131,118
	Japan Elevator Service Holdings Co. Ltd.	28,600	342,273
	Japan Exchange Group, Inc.	48,600	772,776
#	Japan Foundation Engineering Co. Ltd.	16,100	72,519
*	Japan Hospice Holdings, Inc.	900	10,682
	Japan Investment Adviser Co. Ltd.	6,100	64,588
	Japan Lifeline Co. Ltd.	51,700	385,740
	Japan Material Co. Ltd.	27,000	400,622
	Japan Medical Dynamic Marketing, Inc.	11,600	144,199
	Japan Oil Transportation Co. Ltd.	1,500	27,662
	Japan Petroleum Exploration Co. Ltd.	6,900	182,066
	Japan Post Holdings Co. Ltd.	150,800	1,085,735
	Japan Post Insurance Co. Ltd.	26,800	433,298
	Japan Property Management Center Co. Ltd.	10,700	85,315
	Japan Pulp & Paper Co. Ltd.	13,500	422,318
	Japan Pure Chemical Co. Ltd.	500	8,786
	Japan Securities Finance Co. Ltd.	94,200	584,377
	Japan Steel Works Ltd.	5,800	134,361
	Japan System Techniques Co. Ltd.	1,700	35,267
	Japan Tobacco, Inc.	56,200	1,009,105
	Japan Transcity Corp.	33,400	125,636
	Japan Wool Textile Co. Ltd.	52,200	407,081
	Jastec Co. Ltd.	6,100	56,650
	JBCC Holdings, Inc.	15,100	195,499
	JCR Pharmaceuticals Co. Ltd.	14,400	267,538
	JCU Corp.	16,700	447,740
	JDC Corp.	25,100	114,820
	Jeol Ltd.	2,400	109,116
#	JFE Holdings, Inc.	310,760	3,503,772
	JFE Systems, Inc.	1,500	25,942
	JGC Holdings Corp.	108,400	1,333,147
#*	JIG-SAW, Inc.	2,700	109,806
#	Jimoto Holdings, Inc.	20,190	86,023
	JINS Holdings, Inc.	6,400	183,260
	JINUSHI Co. Ltd.	11,300	171,805
	JK Holdings Co. Ltd.	14,300	107,058
#	JM Holdings Co. Ltd.	14,000	169,304
	JMDC, Inc.	2,100	104,500
	JMS Co. Ltd.	25,900	113,880
*	Joban Kosan Co. Ltd.	5,400	53,572
	J-Oil Mills, Inc.	18,600	226,331
	Joshin Denki Co. Ltd.	17,100	257,686
	Joyful Honda Co. Ltd.	22,700	268,573
	JP-Holdings, Inc.	42,700	82,324
	JSB Co. Ltd.	2,200	53,000
	JSP Corp.	17,400	192,781

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JSR Corp.	3,100	$85,864
	J-Stream, Inc.	7,300	40,129
	JTEKT Corp.	139,975	1,037,905
#	Juki Corp.	24,600	139,539
	Juroku Financial Group, Inc.	31,100	583,741
	Justsystems Corp.	8,800	271,685
	JVCKenwood Corp.	157,301	202,824
	K&O Energy Group, Inc.	14,800	171,606
	Kadokawa Corp.	11,353	275,694
	Kadoya Sesame Mills, Inc.	300	7,984
	Kaga Electronics Co. Ltd.	18,700	455,652
	Kagome Co. Ltd.	11,200	264,910
	Kajima Corp.	176,021	2,009,409
	Kakaku.com, Inc.	11,300	221,329
	Kaken Pharmaceutical Co. Ltd.	11,800	344,531
	Kakiyasu Honten Co. Ltd.	7,700	136,557
#	Kamakura Shinsho Ltd.	9,000	41,911
	Kameda Seika Co. Ltd.	7,300	259,072
	Kamei Corp.	18,600	150,427
	Kamigumi Co. Ltd.	66,400	1,350,205
	Kanaden Corp.	16,600	133,117
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	135,507
	Kanamic Network Co. Ltd.	14,700	67,941
	Kanamoto Co. Ltd.	27,775	427,650
	Kandenko Co. Ltd.	96,400	598,468
	Kaneka Corp.	50,000	1,354,755
	Kaneko Seeds Co. Ltd.	5,800	71,226
	Kanematsu Corp.	80,300	837,070
	Kanematsu Electronics Ltd.	8,300	260,701
	Kanemi Co. Ltd.	1,400	29,199
	Kansai Food Market Ltd.	500	4,800
	Kansai Paint Co. Ltd.	43,800	629,850
	Kanto Denka Kogyo Co. Ltd.	47,100	323,033
	Kao Corp.	9,100	395,799
	Katakura Industries Co. Ltd.	18,300	280,884
	Katitas Co. Ltd.	18,100	455,672
	Kato Sangyo Co. Ltd.	20,900	517,848
#	Kato Works Co. Ltd.	10,500	63,832
	Kawada Technologies, Inc.	3,800	104,747
	Kawagishi Bridge Works Co. Ltd.	1,600	33,826
	Kawai Musical Instruments Manufacturing Co. Ltd.	5,600	120,741
	Kawasaki Heavy Industries Ltd.	119,400	2,345,078
#	Kawasaki Kisen Kaisha Ltd.	3,399	250,641
	KDDI Corp.	96,900	3,106,839
	KeePer Technical Laboratory Co. Ltd.	8,300	222,960
	Keihan Holdings Co. Ltd.	24,200	603,791
	Keihanshin Building Co. Ltd.	9,500	93,471
	Keihin Co. Ltd.	3,500	36,146
	Keikyu Corp.	17,800	197,699
	Keiyo Bank Ltd.	95,900	342,087
	Keiyo Co. Ltd.	34,800	257,938
	KEL Corp.	4,100	49,791
	Kenko Mayonnaise Co. Ltd.	13,800	155,446
	Kewpie Corp.	34,600	601,041
	KeyHolder, Inc.	9,400	57,405
	KFC Holdings Japan Ltd.	13,300	293,986
	KFC Ltd.	3,500	44,669
	KH Neochem Co. Ltd.	31,200	595,798
	Kikkoman Corp.	9,600	569,229

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kimoto Co. Ltd.	28,900	$55,277
#	Kimura Chemical Plants Co. Ltd.	18,500	103,143
	Kimura Unity Co. Ltd.	5,600	34,238
	Kinden Corp.	76,100	898,459
	King Jim Co. Ltd.	1,500	10,198
	Kinki Sharyo Co. Ltd.	1,400	11,676
	Kirin Holdings Co. Ltd.	26,280	432,263
	Kissei Pharmaceutical Co. Ltd.	28,600	606,355
	Ki-Star Real Estate Co. Ltd.	9,100	333,011
	Kitagawa Corp.	8,200	86,726
	Kita-Nippon Bank Ltd.	8,000	99,865
	Kitano Construction Corp.	3,200	53,260
#	Kitanotatsujin Corp.	35,800	59,355
	Kito Corp.	24,400	486,583
	Kitz Corp.	70,000	369,689
	Kiyo Bank Ltd.	61,300	673,284
*	KLab, Inc.	12,700	44,514
	Koa Corp.	34,600	557,666
	Koa Shoji Holdings Co. Ltd.	2,600	14,489
	Koatsu Gas Kogyo Co. Ltd.	29,800	153,114
	Kobayashi Pharmaceutical Co. Ltd.	2,200	146,564
	Kobe Bussan Co. Ltd.	16,800	478,887
*	Kobe Electric Railway Co. Ltd.	1,600	40,332
#	Kobe Steel Ltd.	264,480	1,229,529
	Koei Tecmo Holdings Co. Ltd.	1,100	38,401
	Kohnan Shoji Co. Ltd.	33,000	925,380
	Kohsoku Corp.	9,200	103,943
	Koito Manufacturing Co. Ltd.	7,100	233,389
	Kojima Co. Ltd.	29,000	144,982
	Kokusai Pulp & Paper Co. Ltd.	25,100	93,821
	Kokuyo Co. Ltd.	65,100	868,056
	KOMAIHALTEC, Inc.	3,399	43,002
	Komatsu Ltd.	49,600	1,146,671
	Komatsu Matere Co. Ltd.	24,100	191,065
	Komatsu Wall Industry Co. Ltd.	6,800	98,616
	KOMEDA Holdings Co. Ltd.	23,800	407,911
	Komehyo Holdings Co. Ltd.	5,700	117,837
	Komeri Co. Ltd.	29,300	589,536
	Komori Corp.	37,200	226,921
	Konaka Co. Ltd.	8,900	22,973
	Konami Holdings Corp.	14,800	874,760
	Kondotec, Inc.	18,600	145,477
	Konica Minolta, Inc.	397,100	1,408,470
	Konishi Co. Ltd.	25,700	314,186
	Konoike Transport Co. Ltd.	25,500	247,535
	Konoshima Chemical Co. Ltd.	5,200	48,529
*	Kosaido Holdings Co. Ltd.	14,900	120,530
	Kose Corp.	1,300	116,040
	Kotobukiya Co. Ltd.	800	39,741
	Kozo Keikaku Engineering, Inc.	3,200	60,818
	Krosaki Harima Corp.	5,600	187,408
	KRS Corp.	12,200	107,432
	K's Holdings Corp.	96,820	977,655
	KU Holdings Co. Ltd.	11,700	108,343
	Kubota Corp.	32,000	531,307
	Kumagai Gumi Co. Ltd.	37,100	789,362
	Kumiai Chemical Industry Co. Ltd.	28,000	209,443
	Kunimine Industries Co. Ltd.	6,300	44,485
	Kurabo Industries Ltd.	13,300	204,006

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuraray Co. Ltd.	245,300	$1,974,431
	Kureha Corp.	13,100	996,306
	Kurimoto Ltd.	8,300	103,569
	Kurita Water Industries Ltd.	11,600	470,491
	Kuriyama Holdings Corp.	9,500	65,995
	Kuroda Precision Industries Ltd.	1,000	13,498
#	Kusuri no Aoki Holdings Co. Ltd.	8,300	345,343
	KYB Corp.	16,300	379,029
	Kyocera Corp.	19,585	1,088,708
#	Kyoden Co. Ltd.	13,100	58,216
	Kyodo Printing Co. Ltd.	6,600	124,270
	Kyoei Steel Ltd.	17,400	192,946
	Kyokuto Boeki Kaisha Ltd.	4,600	92,148
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	353,848
	Kyokuto Securities Co. Ltd.	24,100	126,236
	Kyokuyo Co. Ltd.	7,500	204,159
	KYORIN Holdings, Inc.	33,800	459,159
	Kyoritsu Printing Co. Ltd.	23,500	26,362
	Kyosan Electric Manufacturing Co. Ltd.	47,300	157,169
#	Kyowa Electronic Instruments Co. Ltd.	17,800	43,623
	Kyowa Kirin Co. Ltd.	11,700	275,830
	Kyowa Leather Cloth Co. Ltd.	4,900	21,022
	Kyudenko Corp.	38,700	842,363
	Kyushu Electric Power Co., Inc.	30,800	201,325
	Kyushu Financial Group, Inc.	291,780	862,329
	Kyushu Railway Co.	9,600	201,271
	LAC Co. Ltd.	13,800	81,268
	Lacto Japan Co. Ltd.	8,000	147,232
	Lasertec Corp.	5,400	773,118
	Lawson, Inc.	16,100	570,930
	LEC, Inc.	21,200	114,624
	Life Corp.	15,800	306,264
	LIFULL Co. Ltd.	49,400	65,238
	LIKE, Inc.	3,600	64,123
	Linical Co. Ltd.	6,700	42,645
	Link & Motivation, Inc.	20,000	87,554
	Lintec Corp.	34,900	613,562
	Lion Corp.	46,400	534,223
	LITALICO, Inc.	9,600	182,007
	Lixil Corp.	68,200	1,411,415
*	Locondo, Inc.	1,400	12,887
	Lonseal Corp.	1,600	15,464
	Look Holdings, Inc.	5,800	75,729
*	M&A Capital Partners Co. Ltd.	8,000	224,214
	Mabuchi Motor Co. Ltd.	18,100	518,751
*	Macbee Planet, Inc.	800	43,840
	Macnica Fuji Electronics Holdings, Inc.	45,850	935,844
	Macromill, Inc.	36,803	255,034
	Maeda Kosen Co. Ltd.	9,200	214,965
	Maezawa Industries, Inc.	16,300	75,845
#	Maezawa Kasei Industries Co. Ltd.	11,300	113,095
	Maezawa Kyuso Industries Co. Ltd.	16,800	116,296
	Makino Milling Machine Co. Ltd.	22,000	748,990
	Makita Corp., Sponsored ADR	3,976	96,895
	Makita Corp.	15,300	373,908
#*	Management Solutions Co. Ltd.	3,400	79,222
	Mandom Corp.	26,700	325,969
	Mani, Inc.	6,400	75,786
	MarkLines Co. Ltd.	5,700	98,613

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mars Group Holdings Corp.	10,500	$129,165
	Marubeni Corp.	124,300	1,156,272
	Marubun Corp.	13,800	81,370
	Marudai Food Co. Ltd.	17,600	207,907
	Marufuji Sheet Piling Co. Ltd.	1,100	16,005
	Maruha Nichiro Corp.	42,800	798,696
	Marui Group Co. Ltd.	25,200	460,003
	Maruichi Steel Tube Ltd.	39,100	865,448
	MARUKA FURUSATO Corp.	9,069	197,375
#	Marumae Co. Ltd.	1,900	28,871
	Marusan Securities Co. Ltd.	72,100	255,888
	Maruwa Co. Ltd.	6,400	822,441
	Maruwa Unyu Kikan Co. Ltd.	15,700	180,201
#	Maruzen CHI Holdings Co. Ltd.	10,600	29,391
	Maruzen Co. Ltd.	7,900	111,281
	Maruzen Showa Unyu Co. Ltd.	13,900	342,527
	Marvelous, Inc.	26,500	137,908
	Matsuda Sangyo Co. Ltd.	10,500	159,959
	Matsui Construction Co. Ltd.	17,600	83,877
	Matsui Securities Co. Ltd.	59,900	362,001
	MatsukiyoCocokara & Co.	11,060	417,578
	Matsuyafoods Holdings Co. Ltd.	1,400	42,671
	Max Co. Ltd.	17,300	221,376
	Maxell Ltd.	45,800	479,054
	Maxvalu Tokai Co. Ltd.	6,100	124,076
	Mazda Motor Corp.	132,000	1,112,703
	McDonald's Holdings Co. Japan Ltd.	5,700	213,952
	MCJ Co. Ltd.	52,900	375,261
	Mebuki Financial Group, Inc.	540,023	1,089,519
	MEC Co. Ltd.	11,600	209,743
	Media Do Co. Ltd.	8,400	139,272
	Medical Data Vision Co. Ltd.	14,600	144,212
	Medical System Network Co. Ltd.	20,600	68,612
	Medikit Co. Ltd.	2,800	49,020
	Medipal Holdings Corp.	80,100	1,208,501
	Medius Holdings Co. Ltd.	6,100	46,426
*	MedPeer, Inc.	8,300	137,431
	Megachips Corp.	8,900	222,966
	Megmilk Snow Brand Co. Ltd.	35,800	498,445
	Meidensha Corp.	33,900	524,686
	Meiho Facility Works Ltd.	7,300	36,687
	Meiji Electric Industries Co. Ltd.	6,100	50,413
	MEIJI Holdings Co. Ltd.	20,300	1,059,863
	Meiji Shipping Co. Ltd.	6,100	42,806
	Meiko Electronics Co. Ltd.	22,100	532,760
	Meisei Industrial Co. Ltd.	33,800	180,731
	Meitec Corp.	38,700	729,555
	Meito Sangyo Co. Ltd.	8,200	102,888
#	Meiwa Corp.	24,900	141,020
#	Meiwa Estate Co. Ltd.	10,900	51,893
	Melco Holdings, Inc.	3,900	104,545
#	Members Co. Ltd.	2,700	56,605
	Menicon Co. Ltd.	24,400	615,272
#*	Mercari, Inc.	5,500	94,836
	Mercuria Holdings Co. Ltd.	4,800	21,868
*	Metaps, Inc.	7,500	31,454
#*	MetaReal Corp.	4,500	40,103
	METAWATER Co. Ltd.	11,000	164,430
	Micronics Japan Co. Ltd.	23,000	220,903

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Midac Holdings Co. Ltd.	2,900	$64,321
	Mie Kotsu Group Holdings, Inc.	47,700	173,514
	Mikuni Corp.	22,800	60,273
	Milbon Co. Ltd.	10,504	423,628
	MIMAKI ENGINEERING Co. Ltd.	12,300	56,227
	Mimasu Semiconductor Industry Co. Ltd.	14,900	238,933
	Minebea Mitsumi, Inc.	54,639	982,853
#	Ministop Co. Ltd.	18,200	199,694
	Mipox Corp.	10,400	50,102
	Mirai Industry Co. Ltd.	6,700	78,533
#	Miraial Co. Ltd.	6,700	92,214
	Mirait Holdings Corp.	81,810	1,021,826
	Miroku Jyoho Service Co. Ltd.	12,800	144,851
	MISUMI Group, Inc.	26,100	649,324
	Mitani Corp.	32,000	380,222
	Mitani Sangyo Co. Ltd.	14,200	33,966
	Mitani Sekisan Co. Ltd.	3,500	103,853
	Mito Securities Co. Ltd.	48,000	95,864
	Mitsuba Corp.	33,401	105,015
	Mitsubishi Chemical Holdings Corp.	835,680	4,699,469
	Mitsubishi Corp.	114,900	3,414,745
	Mitsubishi Electric Corp.	98,000	1,034,314
	Mitsubishi Estate Co. Ltd.	51,100	758,917
	Mitsubishi Gas Chemical Co., Inc.	89,294	1,297,952
	Mitsubishi HC Capital, Inc.	561,770	2,722,282
	Mitsubishi Heavy Industries Ltd.	19,500	724,083
	Mitsubishi Kakoki Kaisha Ltd.	5,900	91,044
	Mitsubishi Logisnext Co. Ltd.	29,000	193,006
	Mitsubishi Logistics Corp.	32,399	869,336
	Mitsubishi Materials Corp.	67,080	1,014,873
*	Mitsubishi Motors Corp.	128,700	448,429
*	Mitsubishi Paper Mills Ltd.	19,900	44,524
	Mitsubishi Pencil Co. Ltd.	28,350	302,064
	Mitsubishi Research Institute, Inc.	7,800	257,691
	Mitsubishi Shokuhin Co. Ltd.	13,600	353,638
	Mitsubishi Steel Manufacturing Co. Ltd.	6,500	47,415
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,293,727
	Mitsuboshi Belting Ltd.	22,300	541,164
	Mitsui & Co. Ltd., Sponsored ADR	81	35,788
	Mitsui & Co. Ltd.	73,700	1,625,989
	Mitsui Chemicals, Inc.	120,700	2,542,453
	Mitsui DM Sugar Holdings Co. Ltd.	15,599	222,619
*	Mitsui E&S Holdings Co. Ltd.	35,900	96,844
	Mitsui Fudosan Co. Ltd.	52,600	1,175,579
#	Mitsui High-Tec, Inc.	4,700	315,707
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	321,906
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,657,227
	Mitsui OSK Lines Ltd.	35,100	962,474
	Mitsui-Soko Holdings Co. Ltd.	28,300	660,017
	Mitsuuroko Group Holdings Co. Ltd.	33,400	238,689
	Miura Co. Ltd.	12,300	296,535
	Mixi, Inc.	41,200	725,260
	Miyaji Engineering Group, Inc.	5,800	145,648
	Miyazaki Bank Ltd.	14,400	228,024
	Miyoshi Oil & Fat Co. Ltd.	5,500	42,028
	Mizuho Financial Group, Inc.	219,305	2,615,513
	Mizuho Leasing Co. Ltd.	25,800	642,325
	Mizuno Corp.	18,200	341,776
	Mochida Pharmaceutical Co. Ltd.	12,500	306,874

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Modec, Inc.	11,100	$103,452
	Monex Group, Inc.	162,300	572,655
	Money Partners Group Co. Ltd.	13,100	25,252
	Monogatari Corp.	5,100	224,607
	MonotaRO Co. Ltd.	32,400	578,513
#	MORESCO Corp.	4,200	36,673
	Morinaga & Co. Ltd.	24,300	763,686
	Morinaga Milk Industry Co. Ltd.	29,400	1,084,063
	Moriroku Holdings Co. Ltd.	7,800	109,188
	Morita Holdings Corp.	27,900	282,762
	Morito Co. Ltd.	17,800	100,398
	Morningstar Japan KK	15,700	59,167
	Morozoff Ltd.	5,200	142,671
#	Mortgage Service Japan Ltd.	6,000	44,590
	Mory Industries, Inc.	4,800	95,138
	MrMax Holdings Ltd.	38,200	179,908
	MS&AD Insurance Group Holdings, Inc.	41,282	1,338,830
	MTG Co. Ltd.	1,600	15,851
	MTI Ltd.	17,200	69,146
	m-up Holdings, Inc.	12,400	144,199
	Murakami Corp.	4,500	77,666
	Murata Manufacturing Co. Ltd.	19,300	1,127,326
	Musashi Seimitsu Industry Co. Ltd.	52,600	565,791
	Musashino Bank Ltd.	28,600	380,774
	Mutoh Holdings Co. Ltd.	1,900	29,929
	Nabtesco Corp.	22,800	546,428
#	NAC Co. Ltd.	7,600	55,619
	Nachi-Fujikoshi Corp.	13,126	365,652
	Nadex Co. Ltd.	4,800	27,183
	Nafco Co. Ltd.	9,700	116,641
	Nagano Bank Ltd.	7,500	72,274
	Nagano Keiki Co. Ltd.	13,900	123,285
	Nagase & Co. Ltd.	100,900	1,517,697
	Nagatanien Holdings Co. Ltd.	10,200	155,167
	Nagawa Co. Ltd.	1,700	105,162
	Nagoya Railroad Co. Ltd.	13,900	224,069
	Naigai Tec Corp.	1,100	21,695
	Naigai Trans Line Ltd.	3,000	45,901
	Nakabayashi Co. Ltd.	16,400	64,163
	Nakamoto Packs Co. Ltd.	3,100	37,812
*	Nakamura Choukou Co. Ltd.	1,900	8,331
	Nakamuraya Co. Ltd.	3,208	76,240
	Nakanishi, Inc.	29,800	560,839
	Nakano Corp.	13,000	31,094
	Nakano Refrigerators Co. Ltd.	300	13,746
	Nakayama Steel Works Ltd.	26,200	89,089
*	Namura Shipbuilding Co. Ltd.	38,900	123,242
	Nankai Electric Railway Co. Ltd.	16,500	325,963
	Nanto Bank Ltd.	23,453	356,992
	Nanyo Corp.	1,500	20,358
	Narasaki Sangyo Co. Ltd.	2,400	31,870
	Nasu Denki Tekko Co. Ltd.	1,200	73,599
	Natori Co. Ltd.	6,700	104,981
	NEC Capital Solutions Ltd.	11,100	178,859
	NEC Corp.	32,200	1,188,645
	NEC Networks & System Integration Corp.	16,400	226,374
#	NEOJAPAN, Inc.	3,900	33,877
	NET One Systems Co. Ltd.	36,300	845,410
	Neturen Co. Ltd.	29,000	147,482

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	New Art Holdings Co. Ltd.	6,700	$69,832
	Nexon Co. Ltd.	7,400	167,996
	Nextage Co. Ltd.	29,500	652,513
*	NexTone, Inc.	1,800	48,769
	NF Holdings Corp.	3,200	28,691
	NGK Insulators Ltd.	89,200	1,304,659
	NGK Spark Plug Co. Ltd.	118,800	2,326,394
	NH Foods Ltd.	44,700	1,354,261
	NHK Spring Co. Ltd.	191,200	1,302,977
	Nicca Chemical Co. Ltd.	6,100	37,623
	Nice Corp.	5,300	67,008
	Nichia Steel Works Ltd.	27,100	52,777
	Nichias Corp.	47,200	842,276
	Nichiban Co. Ltd.	8,100	101,815
	Nichicon Corp.	47,800	458,587
	Nichiden Corp.	10,600	157,661
	Nichiha Corp.	25,000	516,470
	Nichimo Co. Ltd.	1,300	23,485
	Nichirei Corp.	48,900	872,542
	Nichireki Co. Ltd.	25,300	265,410
	Nichirin Co. Ltd.	9,620	113,895
	Nifco, Inc.	37,300	905,207
	Nihon Chouzai Co. Ltd.	12,880	137,732
	Nihon Dempa Kogyo Co. Ltd.	20,100	174,624
	Nihon Dengi Co. Ltd.	2,200	54,349
	Nihon Denkei Co. Ltd.	6,600	72,710
	Nihon Flush Co. Ltd.	15,300	112,916
#	Nihon House Holdings Co. Ltd.	30,526	95,072
	Nihon Kagaku Sangyo Co. Ltd.	10,600	83,123
	Nihon Kohden Corp.	34,600	774,147
	Nihon M&A Center Holdings, Inc.	35,400	473,724
	Nihon Nohyaku Co. Ltd.	32,800	169,451
	Nihon Parkerizing Co. Ltd.	65,100	469,043
	Nihon Plast Co. Ltd.	14,500	50,213
	Nihon Tokushu Toryo Co. Ltd.	11,600	85,042
	Nihon Trim Co. Ltd.	3,400	63,060
*	Nihon Yamamura Glass Co. Ltd.	3,500	17,659
	Niitaka Co. Ltd.	2,400	41,643
	Nikkiso Co. Ltd.	61,300	380,583
	Nikko Co. Ltd.	28,400	138,583
	Nikkon Holdings Co. Ltd.	58,000	1,066,638
	Nikon Corp.	32,300	371,984
	Nintendo Co. Ltd.	1,400	626,042
	Nippi, Inc.	1,599	41,199
	Nippn Corp.	47,300	570,391
	Nippon Air Conditioning Services Co. Ltd.	16,100	94,808
	Nippon Aqua Co. Ltd.	9,500	44,569
	Nippon Beet Sugar Manufacturing Co. Ltd.	11,800	150,209
	Nippon Carbide Industries Co., Inc.	6,900	71,372
	Nippon Carbon Co. Ltd.	7,200	221,221
	Nippon Ceramic Co. Ltd.	4,600	72,376
	Nippon Chemical Industrial Co. Ltd.	6,500	99,881
*	Nippon Chemi-Con Corp.	17,523	229,267
	Nippon Coke & Engineering Co. Ltd.	160,700	146,372
	Nippon Concept Corp.	4,800	57,980
#	Nippon Concrete Industries Co. Ltd.	38,600	79,287
	Nippon Denko Co. Ltd.	100,165	271,337
	Nippon Densetsu Kogyo Co. Ltd.	30,100	410,222
	Nippon Dry-Chemical Co. Ltd.	2,900	36,637

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Electric Glass Co. Ltd.	70,600	$1,405,637
	Nippon Express Holdings, Inc.	16,700	997,915
#	Nippon Filcon Co. Ltd.	6,700	24,734
#	Nippon Fine Chemical Co. Ltd.	12,300	182,045
	Nippon Gas Co. Ltd.	68,400	1,026,991
	Nippon Hume Corp.	18,900	93,992
	Nippon Kayaku Co. Ltd.	110,800	932,706
*	Nippon Kinzoku Co. Ltd.	1,000	8,748
#	Nippon Kodoshi Corp.	5,300	82,220
	Nippon Koei Co. Ltd.	11,800	308,168
	Nippon Light Metal Holdings Co. Ltd.	50,130	599,522
#	Nippon Paint Holdings Co. Ltd.	3,800	29,048
	Nippon Paper Industries Co. Ltd.	96,200	697,656
#	Nippon Parking Development Co. Ltd.	143,500	182,443
	Nippon Pillar Packing Co. Ltd.	22,400	454,759
	Nippon Piston Ring Co. Ltd.	7,000	67,155
	Nippon Rietec Co. Ltd.	13,300	95,303
	Nippon Road Co. Ltd.	3,100	157,847
	Nippon Sanso Holdings Corp.	28,200	475,527
	Nippon Seiki Co. Ltd.	28,100	180,370
	Nippon Seisen Co. Ltd.	2,200	75,236
	Nippon Sharyo Ltd.	7,300	117,152
*	Nippon Sheet Glass Co. Ltd.	82,400	240,357
	Nippon Shinyaku Co. Ltd.	3,600	222,810
	Nippon Shokubai Co. Ltd.	14,900	583,202
	Nippon Signal Co. Ltd	30,600	225,909
	Nippon Soda Co. Ltd.	24,800	784,052
	Nippon Steel Corp.	145,050	2,158,383
	Nippon Steel Trading Corp.	15,100	587,043
	Nippon Suisan Kaisha Ltd.	284,900	1,282,629
	Nippon Systemware Co. Ltd.	8,700	160,065
	Nippon Thompson Co. Ltd.	70,000	280,707
	Nippon Yakin Kogyo Co. Ltd.	17,900	301,736
	Nippon Yusen KK	65,722	5,162,526
	Nipro Corp.	127,200	1,115,502
	Nishikawa Rubber Co. Ltd.	1,400	13,133
	Nishimatsu Construction Co. Ltd.	48,400	1,449,722
	Nishimatsuya Chain Co. Ltd.	27,800	343,194
	Nishimoto Co. Ltd.	3,700	110,285
	Nishi-Nippon Financial Holdings, Inc.	120,100	670,071
	Nishi-Nippon Railroad Co. Ltd.	11,200	247,171
	Nishio Rent All Co. Ltd.	25,100	542,731
	Nissan Chemical Corp.	12,300	628,937
	Nissan Motor Co. Ltd.	290,174	1,103,491
	Nissan Shatai Co. Ltd.	58,100	284,691
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	37,986
	Nissei ASB Machine Co. Ltd.	7,600	210,715
	Nissei Plastic Industrial Co. Ltd.	12,600	88,111
#	Nissha Co. Ltd.	44,000	518,023
	Nisshin Group Holdings Co. Ltd.	25,100	83,874
	Nisshin Oillio Group Ltd.	23,700	577,141
	Nisshin Seifun Group, Inc.	73,000	898,589
	Nisshinbo Holdings, Inc.	166,238	1,324,134
	Nissin Corp.	12,300	152,834
	Nissin Electric Co. Ltd.	37,100	426,298
	Nissin Foods Holdings Co. Ltd.	2,600	188,308
	Nissin Sugar Co. Ltd.	12,200	163,230
	Nisso Corp.	24,300	109,757
	Nissui Pharmaceutical Co. Ltd.	14,400	184,901

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitori Holdings Co. Ltd.	8,500	$899,288
	Nitta Corp.	19,700	433,424
	Nitta Gelatin, Inc.	12,000	55,762
	NITTAN Corp.	15,400	31,744
	Nittetsu Mining Co. Ltd.	5,700	231,601
	Nitto Boseki Co. Ltd.	22,100	402,066
	Nitto Denko Corp.	17,800	1,146,236
	Nitto Fuji Flour Milling Co. Ltd.	2,600	89,302
	Nitto Kogyo Corp.	23,700	461,518
	Nitto Kohki Co. Ltd.	11,300	135,374
	Nitto Seiko Co. Ltd.	27,700	107,707
	Nittoc Construction Co. Ltd.	27,600	180,538
	Nittoku Co. Ltd.	1,000	19,923
	NJS Co. Ltd.	5,300	78,747
	Noda Corp.	10,400	101,196
	Noevir Holdings Co. Ltd.	6,800	302,034
	NOF Corp.	15,500	613,289
	Nohmi Bosai Ltd.	12,700	176,347
	Nojima Corp.	26,700	585,667
	NOK Corp.	80,700	724,650
	Nomura Co. Ltd.	2,300	15,266
	Nomura Holdings, Inc.	425,600	1,623,882
#	Nomura Holdings, Inc., Sponsored ADR	29,168	111,713
#	Nomura Micro Science Co. Ltd.	2,700	73,758
	Nomura Real Estate Holdings, Inc.	87,800	2,129,972
	Noritake Co. Ltd.	10,700	342,453
	Noritsu Koki Co. Ltd.	21,100	377,940
	Noritz Corp.	28,700	321,470
	North Pacific Bank Ltd.	251,400	432,544
	Nozawa Corp.	5,300	28,432
	NS Solutions Corp.	7,800	229,515
	NS Tool Co. Ltd.	5,800	55,608
#	NS United Kaiun Kaisha Ltd.	9,900	298,047
	NSD Co. Ltd.	28,480	534,983
	NSK Ltd.	202,200	1,132,340
*	NTN Corp.	376,500	698,872
	NTT Data Corp.	26,500	401,077
#	Obara Group, Inc.	8,300	187,337
	Obayashi Corp.	242,300	1,781,980
	OBIC Business Consultants Co. Ltd.	2,200	75,053
	Oenon Holdings, Inc.	45,000	103,609
	Ogaki Kyoritsu Bank Ltd.	32,105	420,631
	Ohara, Inc.	6,500	60,757
	Ohashi Technica, Inc.	10,800	112,317
	Ohmoto Gumi Co. Ltd.	700	33,578
	Ohsho Food Service Corp.	3,500	183,398
	Oiles Corp.	25,016	300,707
#*	Oisix ra daichi, Inc.	16,100	216,413
	Oita Bank Ltd.	13,700	201,607
	Oji Holdings Corp.	435,900	1,817,334
	Okabe Co. Ltd.	33,600	157,449
	Okamoto Industries, Inc.	5,700	169,147
	Okamoto Machine Tool Works Ltd.	3,700	111,327
	Okamura Corp.	63,800	636,723
	Okasan Securities Group, Inc.	125,100	319,665
	Oki Electric Industry Co. Ltd.	75,258	434,816
	Okinawa Cellular Telephone Co.	8,100	329,786
	Okinawa Electric Power Co., Inc.	11,152	113,101
	Okinawa Financial Group, Inc.	21,300	357,528

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OKUMA Corp.	19,800	$777,972
	Okumura Corp.	24,400	542,420
	Okura Industrial Co. Ltd.	8,700	116,167
	Okuwa Co. Ltd.	23,726	157,164
	Omron Corp.	12,300	687,914
	Ono Pharmaceutical Co. Ltd.	30,800	866,062
	Onoken Co. Ltd.	14,200	151,355
	Onward Holdings Co. Ltd.	56,600	107,606
	Open House Group Co. Ltd.	15,300	667,466
	Optex Group Co. Ltd.	20,800	323,655
*	Optim Corp.	7,600	48,094
	Optorun Co. Ltd.	12,400	175,954
	Oracle Corp.	4,200	261,946
	Organo Corp.	6,600	461,770
	Oricon, Inc.	5,500	33,850
	Orient Corp.	429,400	436,506
	Oriental Shiraishi Corp.	119,700	225,973
	ORIX Corp.	178,600	3,182,977
	Oro Co. Ltd.	3,600	42,636
	Osaka Organic Chemical Industry Ltd.	13,900	261,196
	Osaka Soda Co. Ltd.	9,700	247,910
	Osaka Steel Co. Ltd.	8,300	85,198
	Osaki Electric Co. Ltd.	37,200	144,511
	OSG Corp.	51,800	710,935
	Otsuka Corp.	13,500	421,007
	Otsuka Holdings Co. Ltd.	16,700	596,573
	OUG Holdings, Inc.	2,000	42,160
	Outsourcing, Inc.	95,700	860,889
	Oyo Corp.	18,100	241,208
	Pacific Industrial Co. Ltd.	47,000	362,725
	Pacific Metals Co. Ltd.	19,499	364,294
	Pack Corp.	13,500	246,832
	PAL GROUP Holdings Co. Ltd.	19,800	338,619
	PALTAC Corp.	7,250	227,277
	Pan Pacific International Holdings Corp.	48,600	756,725
	Panasonic Corp.	287,423	2,373,003
	Panasonic Holdings Corp., ADR	26,580	219,817
	PAPYLESS Co. Ltd.	2,000	17,817
	Paraca, Inc.	3,600	51,406
	Paramount Bed Holdings Co. Ltd.	34,100	632,138
	Paris Miki Holdings, Inc.	17,900	35,912
*	Park24 Co. Ltd.	21,800	306,327
	Parker Corp.	8,500	34,957
#	Pasco Corp.	2,600	25,921
	Pasona Group, Inc.	20,400	313,703
	PC Depot Corp.	26,500	60,714
#	PCA Corp.	7,200	64,993
	PCI Holdings, Inc.	3,400	24,953
	Pegasus Sewing Machine Manufacturing Co. Ltd.	14,400	82,636
	Penta-Ocean Construction Co. Ltd.	230,000	1,264,187
	People Dreams & Technologies Group Co. Ltd.	5,600	112,869
*	PeptiDream, Inc.	12,900	161,535
	Persol Holdings Co. Ltd.	28,800	596,211
#	Pharma Foods International Co. Ltd.	8,200	90,732
	Pickles Corp.	8,605	73,781
	Pigeon Corp.	40,800	594,371
	Pilot Corp.	12,800	489,214
	Piolax, Inc.	32,600	487,447
#	Pipedo HD, Inc.	2,100	44,265

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Plenus Co. Ltd.	6,800	$101,706
	Pola Orbis Holdings, Inc.	6,500	79,674
	Pole To Win Holdings, Inc.	26,400	204,515
	Poppins Corp.	2,800	41,322
*	PR Times, Inc.	2,500	42,092
	Premium Group Co. Ltd.	9,200	316,101
	Premium Water Holdings, Inc.	2,200	45,959
#	Press Kogyo Co. Ltd.	83,400	256,996
	Pressance Corp.	20,800	245,387
	Prestige International, Inc.	46,400	241,505
	Prima Meat Packers Ltd.	26,200	446,516
	Procrea Holdings, Inc.	24,834	381,853
	Pronexus, Inc.	11,500	98,007
	Pro-Ship, Inc.	900	10,978
	Proto Corp.	26,000	218,106
	PS Mitsubishi Construction Co. Ltd.	40,900	193,237
	Punch Industry Co. Ltd.	17,500	61,029
	QB Net Holdings Co. Ltd.	6,800	69,597
	Qol Holdings Co. Ltd.	22,000	247,477
	Quick Co. Ltd.	5,300	60,931
	Raccoon Holdings, Inc.	7,100	81,900
	Raito Kogyo Co. Ltd.	26,400	389,469
	Raiznext Corp.	24,900	229,058
	Rakus Co. Ltd.	12,600	178,253
#	Rakuten Group, Inc.	19,200	95,185
	Rasa Corp.	5,700	41,650
	Rasa Industries Ltd.	7,800	111,920
	Raysum Co. Ltd.	14,300	141,741
	Relia, Inc.	36,900	307,783
	Relo Group, Inc.	21,200	352,026
*	Renesas Electronics Corp.	58,500	557,204
	Rengo Co. Ltd.	196,300	1,147,991
*	RENOVA, Inc.	13,400	253,358
	Resona Holdings, Inc.	572,931	2,226,553
	Resorttrust, Inc.	37,500	616,519
	Restar Holdings Corp.	15,900	232,780
	Retail Partners Co. Ltd.	22,000	201,272
	Rheon Automatic Machinery Co. Ltd.	13,100	128,048
	Rhythm Co. Ltd.	5,400	63,046
	Riberesute Corp.	7,200	41,165
#	Ricoh Co. Ltd.	174,700	1,405,123
	Ricoh Leasing Co. Ltd.	18,800	505,207
	Ride On Express Holdings Co. Ltd.	4,800	47,083
#*	Right On Co. Ltd.	6,100	34,062
	Riken Corp.	7,600	135,926
	Riken Keiki Co. Ltd.	6,700	208,933
	Riken Technos Corp.	35,100	124,079
	Riken Vitamin Co. Ltd.	12,000	155,835
	Rinnai Corp.	10,700	813,504
	Rion Co. Ltd.	7,900	143,120
	Riso Kagaku Corp.	2,958	54,179
	Riso Kyoiku Co. Ltd.	76,100	178,288
	Rix Corp.	800	12,422
	Rock Field Co. Ltd.	11,300	129,277
	Rohm Co. Ltd.	6,000	445,264
	Rohto Pharmaceutical Co. Ltd.	19,100	572,499
	Rokko Butter Co. Ltd.	11,300	123,086
	Roland Corp.	7,600	246,301
	Roland DG Corp.	13,700	347,551

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rorze Corp.	7,600	$489,009
	Round One Corp.	26,600	299,790
	Ryobi Ltd.	26,900	226,453
	Ryoden Corp.	16,900	207,915
	Ryohin Keikaku Co. Ltd.	108,600	1,077,938
	Ryosan Co. Ltd.	19,600	330,148
	S Foods, Inc.	18,200	418,204
	S&B Foods, Inc.	4,100	114,115
	Sac's Bar Holdings, Inc.	14,850	68,657
	Saibu Gas Holdings Co. Ltd.	7,100	98,677
	Sakai Chemical Industry Co. Ltd.	13,000	190,151
	Sakai Heavy Industries Ltd.	3,400	76,411
	Sakai Moving Service Co. Ltd.	5,700	211,814
	Sakata INX Corp.	46,600	346,087
	Sakura Internet, Inc.	14,000	62,070
	Sala Corp.	57,300	312,542
	SAMTY Co. Ltd.	26,700	413,817
	San Holdings, Inc.	8,400	117,852
	San ju San Financial Group, Inc.	15,760	167,210
	San-A Co. Ltd.	13,600	427,287
	San-Ai Obbli Co. Ltd.	62,600	503,867
*	Sanden Corp.	20,600	37,397
	Sanei Architecture Planning Co. Ltd.	7,900	98,888
	Sangetsu Corp.	32,600	392,748
	San-In Godo Bank Ltd.	135,700	689,549
#*	Sanix, Inc.	35,600	66,335
	Sanken Electric Co. Ltd.	16,800	647,644
	Sanki Engineering Co. Ltd.	39,400	490,978
	Sanko Gosei Ltd.	30,700	87,644
	Sanko Metal Industrial Co. Ltd.	3,300	66,734
	Sankyo Co. Ltd.	32,800	1,031,579
	Sankyo Frontier Co. Ltd.	3,200	96,803
	Sankyo Seiko Co. Ltd.	35,800	137,142
	Sankyo Tateyama, Inc.	22,900	111,370
	Sankyu, Inc.	37,600	1,246,846
#	Sanoh Industrial Co. Ltd.	35,200	184,617
	Sansei Technologies, Inc.	6,200	38,472
	Sansha Electric Manufacturing Co. Ltd.	10,000	68,122
	Sanshin Electronics Co. Ltd.	9,400	108,995
	Santen Pharmaceutical Co. Ltd.	104,600	847,275
	Sanwa Holdings Corp.	145,600	1,572,863
	Sanyo Chemical Industries Ltd.	11,500	415,499
	Sanyo Denki Co. Ltd.	9,200	382,100
	Sanyo Electric Railway Co. Ltd.	5,100	86,245
	Sanyo Engineering & Construction, Inc.	4,000	20,429
*	Sanyo Shokai Ltd.	11,237	73,910
#	Sanyo Special Steel Co. Ltd.	14,500	221,284
	Sanyo Trading Co. Ltd.	21,700	164,859
	Sapporo Holdings Ltd.	39,400	882,251
#	Sata Construction Co. Ltd.	11,300	38,280
	Sato Foods Co. Ltd.	800	30,297
	Sato Holdings Corp.	22,500	336,783
	Sato Shoji Corp.	13,300	112,285
	Satori Electric Co. Ltd.	8,800	73,269
	Sawai Group Holdings Co. Ltd.	35,900	1,164,599
	Saxa Holdings, Inc.	1,900	18,545
	SB Technology Corp.	7,700	149,876
	SBI Holdings, Inc.	33,850	686,729
*	SBI Insurance Group Co. Ltd.	3,000	19,996

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SBS Holdings, Inc.	17,900	$375,794
	Scala, Inc.	10,500	59,032
	SCREEN Holdings Co. Ltd.	5,300	383,557
	Scroll Corp.	25,900	172,920
	SCSK Corp.	11,565	203,662
	SEC Carbon Ltd.	2,100	80,415
	Secom Co. Ltd.	5,900	394,061
	Sega Sammy Holdings, Inc.	8,100	139,104
	Seibu Holdings, Inc.	50,800	513,513
	Seika Corp.	7,000	86,938
	Seikagaku Corp.	37,300	241,863
	Seikitokyu Kogyo Co. Ltd.	28,400	177,014
	Seiko Electric Co. Ltd.	3,400	30,603
	Seiko Epson Corp.	86,900	1,305,470
	Seiko Holdings Corp.	23,800	525,360
	Seiko PMC Corp.	12,300	50,688
	Seikoh Giken Co. Ltd.	2,100	29,433
	Seino Holdings Co. Ltd.	98,200	814,521
	Seiren Co. Ltd.	22,200	339,095
	Sekisui Chemical Co. Ltd.	48,200	678,148
#	Sekisui House Ltd.	72,640	1,286,556
	Sekisui Jushi Corp.	19,400	253,535
	Sekisui Kasei Co. Ltd.	24,700	76,803
#	SEMITEC Corp.	1,000	54,261
	Senko Group Holdings Co. Ltd.	99,500	688,737
	Senshu Electric Co. Ltd.	6,700	262,369
	Senshu Ikeda Holdings, Inc.	197,440	307,530
#	Senshukai Co. Ltd.	23,300	68,843
	SERAKU Co. Ltd.	4,500	41,469
	Seria Co. Ltd.	28,500	567,688
	Seven & I Holdings Co. Ltd.	37,200	1,516,280
	Seven Bank Ltd.	321,100	637,199
	SG Holdings Co. Ltd.	28,700	547,726
	Sharp Corp.	37,533	302,103
#	Shibaura Electronics Co. Ltd.	6,000	225,860
	Shibaura Machine Co. Ltd.	15,300	327,501
	Shibaura Mechatronics Corp.	4,700	356,046
	Shibusawa Warehouse Co. Ltd.	9,500	154,069
	Shibuya Corp.	14,400	269,627
	Shidax Corp.	9,600	38,904
*	SHIFT, Inc.	1,600	251,463
	Shiga Bank Ltd.	41,222	839,125
	Shikibo Ltd.	11,600	78,797
	Shikoku Bank Ltd.	27,501	175,233
	Shikoku Chemicals Corp.	29,500	279,345
	Shikoku Electric Power Co., Inc.	31,300	184,910
	Shima Seiki Manufacturing Ltd.	24,600	412,331
	Shimadzu Corp.	13,500	480,316
	Shimamura Co. Ltd.	11,300	1,083,596
	Shimizu Bank Ltd.	10,300	113,753
	Shimizu Corp.	210,700	1,194,383
#	Shimojima Co. Ltd.	10,700	80,977
	Shin Nippon Air Technologies Co. Ltd.	9,800	139,729
	Shin Nippon Biomedical Laboratories Ltd.	17,300	267,705
	Shinagawa Refractories Co. Ltd.	4,300	119,969
	Shindengen Electric Manufacturing Co. Ltd.	6,200	163,319
	Shin-Etsu Chemical Co. Ltd.	9,000	1,152,848
	Shin-Etsu Polymer Co. Ltd.	47,100	488,199
	Shin-Keisei Electric Railway Co. Ltd.	1,900	42,460

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shinki Bus Co. Ltd.	400	$9,876
	Shinko Electric Industries Co. Ltd.	11,600	298,742
	Shinko Shoji Co. Ltd.	30,300	206,705
	Shinmaywa Industries Ltd.	43,800	350,492
	Shinnihon Corp.	20,800	116,280
	Shin-Nihon Tatemono Co. Ltd.	8,700	27,975
	Shinnihonseiyaku Co. Ltd.	6,800	82,387
	Shinoken Group Co. Ltd.	29,900	247,648
	Shinsho Corp.	4,800	139,240
	Shinwa Co. Ltd.	11,100	190,650
	Shinwa Co. Ltd.	7,500	44,388
	Shionogi & Co. Ltd.	6,200	318,007
	Ship Healthcare Holdings, Inc.	38,200	730,040
#	Shizuki Electric Co., Inc.	12,600	51,051
	Shizuoka Bank Ltd.	156,500	947,047
	Shizuoka Gas Co. Ltd.	51,900	368,261
	SHO-BOND Holdings Co. Ltd.	4,600	203,525
*	Shobunsha Holdings, Inc.	10,700	26,759
	Shoei Co. Ltd.	13,000	558,269
	Shoei Foods Corp.	6,600	196,100
	Shofu, Inc.	9,900	134,160
	Showa Denko KK	150,000	2,515,581
	Showa Sangyo Co. Ltd.	17,200	327,378
	Sigma Koki Co. Ltd.	7,100	80,425
	SIGMAXYZ Holdings, Inc.	21,800	205,614
	Siix Corp.	32,200	234,839
#*	Silver Life Co. Ltd.	1,600	16,158
	Sinanen Holdings Co. Ltd.	8,100	223,165
	Sinfonia Technology Co. Ltd.	26,300	286,293
	Sinko Industries Ltd.	20,300	257,322
	Sintokogio Ltd.	31,500	172,980
	SK-Electronics Co. Ltd.	9,900	71,071
	SKY Perfect JSAT Holdings, Inc.	128,700	539,206
#*	Skylark Holdings Co. Ltd.	51,100	609,701
	SMC Corp.	900	443,553
	SMK Corp.	4,000	66,254
	SMS Co. Ltd.	16,000	384,634
#	Snow Peak, Inc.	10,200	204,867
	SNT Corp.	26,000	43,038
	Soda Nikka Co. Ltd.	14,300	61,766
	Sodick Co. Ltd.	42,100	263,378
	Soft99 Corp.	7,600	64,263
	SoftBank Group Corp.	254,000	10,669,721
	Softcreate Holdings Corp.	1,700	52,771
	Software Service, Inc.	2,000	101,735
	Sohgo Security Services Co. Ltd.	30,100	843,520
	Sojitz Corp.	141,240	2,146,365
	Soken Chemical & Engineering Co. Ltd.	7,400	104,826
	Solasto Corp.	24,600	157,940
	Soliton Systems KK	6,200	63,025
	Solxyz Co. Ltd.	6,900	19,151
	Sompo Holdings, Inc.	58,150	2,595,305
	Sony Group Corp.	23,600	2,001,939
	Sony Group Corp., Sponsored ADR	40,092	3,423,456
	Sotetsu Holdings, Inc.	10,800	190,952
	Sotoh Co. Ltd.	4,900	30,932
	Space Co. Ltd.	17,100	116,793
#	Sparx Group Co. Ltd.	82,900	188,046
	SPK Corp.	6,364	66,852

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	S-Pool, Inc.	36,200	$299,698
	Sprix Ltd.	5,200	40,485
	Square Enix Holdings Co. Ltd.	6,100	283,039
	SRA Holdings	8,200	181,117
	ST Corp.	7,700	90,457
	St. Marc Holdings Co. Ltd.	11,500	140,914
	Stanley Electric Co. Ltd.	72,700	1,277,509
	Star Mica Holdings Co. Ltd.	12,900	154,208
	Star Micronics Co. Ltd.	23,000	298,043
	Starts Corp., Inc.	25,700	557,843
	Starzen Co. Ltd.	13,700	210,203
	St-Care Holding Corp.	10,200	70,542
	Stella Chemifa Corp.	10,100	191,497
	Step Co. Ltd.	8,400	110,367
	Strike Co. Ltd.	3,900	114,534
#	Studio Alice Co. Ltd.	9,500	165,376
	Subaru Corp.	149,800	2,606,655
	Subaru Enterprise Co. Ltd.	2,000	131,057
	Sugi Holdings Co. Ltd.	11,000	496,253
	Sugimoto & Co. Ltd.	7,500	117,948
	SUMCO Corp.	56,900	796,186
	Sumida Corp.	26,800	168,247
#	Sumiseki Holdings, Inc.	38,800	63,085
	Sumitomo Bakelite Co. Ltd.	31,400	1,016,302
	Sumitomo Chemical Co. Ltd.	690,400	2,713,224
	Sumitomo Corp.	107,300	1,508,633
	Sumitomo Dainippon Pharma Co. Ltd.	95,500	747,905
	Sumitomo Densetsu Co. Ltd.	13,100	262,911
	Sumitomo Electric Industries Ltd.	243,700	2,716,959
	Sumitomo Forestry Co. Ltd.	118,100	1,833,682
	Sumitomo Heavy Industries Ltd.	80,100	1,832,675
	Sumitomo Metal Mining Co. Ltd.	88,300	2,776,488
	Sumitomo Mitsui Construction Co. Ltd.	148,560	504,920
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	639,128
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,276,532
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,731,155
	Sumitomo Osaka Cement Co. Ltd.	34,000	898,392
	Sumitomo Precision Products Co. Ltd.	3,700	75,917
	Sumitomo Realty & Development Co. Ltd.	35,200	971,980
	Sumitomo Riko Co. Ltd.	11,900	55,394
	Sumitomo Rubber Industries Ltd.	161,353	1,454,818
	Sumitomo Seika Chemicals Co. Ltd.	8,300	186,658
	Sumitomo Warehouse Co. Ltd.	61,600	972,169
	Sun Frontier Fudousan Co. Ltd.	49,500	414,965
	Suncall Corp.	17,300	82,450
	Sundrug Co. Ltd.	21,200	497,293
	Suntory Beverage & Food Ltd.	16,100	635,265
	Sun-Wa Technos Corp.	8,900	95,448
	Suruga Bank Ltd.	150,400	421,540
	Suzuken Co. Ltd.	36,560	1,010,480
	Suzuki Co. Ltd.	12,200	73,675
	Suzuki Motor Corp.	22,000	721,145
	SWCC Showa Holdings Co. Ltd.	41,900	558,990
	Sysmex Corp.	5,500	385,065
	System Information Co. Ltd.	5,700	42,395
	System Research Co. Ltd.	1,100	17,428
	System Support, Inc.	2,400	23,546
	Systems Engineering Consultants Co. Ltd.	900	16,578
	Systena Corp.	124,000	425,230

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Syuppin Co. Ltd.	18,300	$194,213
	T Hasegawa Co. Ltd.	21,900	502,145
	T RAD Co. Ltd.	5,900	115,350
	T&D Holdings, Inc.	126,600	1,432,864
	T&K Toka Co. Ltd.	17,100	112,925
	Tachibana Eletech Co. Ltd.	18,120	210,983
	Tachikawa Corp.	10,200	84,814
	Tachi-S Co. Ltd.	28,800	256,444
	Tadano Ltd.	98,000	712,189
	Taihei Dengyo Kaisha Ltd.	16,500	377,802
	Taiheiyo Cement Corp.	111,067	1,666,353
	Taiheiyo Kouhatsu, Inc.	3,900	18,061
	Taiho Kogyo Co. Ltd.	16,200	81,929
	Taikisha Ltd.	19,900	492,570
	Taiko Bank Ltd.	5,600	58,378
	Taisei Corp.	23,200	740,238
	Taisei Lamick Co. Ltd.	5,000	102,184
	Taisei Oncho Co. Ltd.	600	8,438
	Taisho Pharmaceutical Holdings Co. Ltd.	20,500	816,266
	Taiyo Holdings Co. Ltd.	25,200	543,449
	Taiyo Yuden Co. Ltd.	22,900	813,867
	Takachiho Koheki Co. Ltd.	5,500	83,626
	Takamatsu Construction Group Co. Ltd.	14,100	225,401
	Takamiya Co. Ltd.	15,500	44,234
	Takano Co. Ltd.	4,800	29,713
	Takaoka Toko Co. Ltd.	8,664	125,959
	Takara & Co. Ltd.	8,500	128,276
	Takara Bio, Inc.	26,400	426,652
	Takara Holdings, Inc.	108,800	880,191
	Takara Leben Co. Ltd.	75,700	210,241
	Takara Standard Co. Ltd.	33,000	330,433
#	Takasago International Corp.	14,800	287,074
	Takasago Thermal Engineering Co. Ltd.	40,400	513,855
	Takashima & Co. Ltd.	2,500	49,500
	Takashimaya Co. Ltd.	122,700	1,318,136
	Takasho Co. Ltd.	17,200	91,260
#	TAKEBISHI Corp.	5,800	65,453
	Takeda Pharmaceutical Co. Ltd.	146,552	4,299,864
	Takemoto Yohki Co. Ltd.	4,100	23,641
	Takeuchi Manufacturing Co. Ltd.	24,100	465,731
	Takisawa Machine Tool Co. Ltd.	4,100	36,559
	Takuma Co. Ltd.	28,400	300,464
	Tama Home Co. Ltd.	14,600	271,559
	Tamron Co. Ltd.	14,400	311,252
#	Tamura Corp.	77,200	359,233
	Tanabe Engineering Corp.	3,100	21,009
#*	Tanaka Chemical Corp.	1,200	9,695
#	Tanseisha Co. Ltd.	42,350	255,962
	Tatsuta Electric Wire & Cable Co. Ltd.	47,200	162,738
	Tayca Corp.	14,400	130,334
	Tazmo Co. Ltd.	5,900	56,231
	Tbk Co. Ltd.	7,500	18,893
	TBS Holdings, Inc.	22,000	281,730
	TDC Soft, Inc.	13,200	115,973
	TDK Corp.	63,600	2,003,060
	TechMatrix Corp.	20,800	289,578
	Techno Horizon Co. Ltd.	8,000	33,230
	Techno Medica Co. Ltd.	4,900	58,199
	Techno Ryowa Ltd.	7,000	46,997

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Techno Smart Corp.	8,600	$83,916
	Technoflex Corp.	4,500	34,122
	TechnoPro Holdings, Inc.	22,100	513,576
	Tecnos Japan, Inc.	8,600	31,899
	Teijin Ltd.	135,200	1,432,571
	Teikoku Electric Manufacturing Co. Ltd.	6,300	86,578
	Teikoku Sen-I Co. Ltd.	17,100	216,753
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	57,956
	Tekken Corp.	11,400	155,996
	Temairazu, Inc.	1,200	46,765
	Tenma Corp.	16,800	293,826
	Tenox Corp.	2,700	17,845
	Terumo Corp.	7,900	269,734
	T-Gaia Corp.	14,200	174,332
	THK Co. Ltd.	37,400	793,461
	TIS, Inc.	33,000	935,686
	TKC Corp.	11,500	302,172
	Toa Corp.	20,800	122,700
	Toa Corp.	19,500	380,645
	Toa Oil Co. Ltd.	6,600	122,954
	TOA ROAD Corp.	4,400	196,748
	Toabo Corp.	3,800	10,452
	Toagosei Co. Ltd.	94,000	729,819
	Tobishima Corp.	16,673	133,218
	TOC Co. Ltd.	40,000	238,815
	Tocalo Co. Ltd.	54,400	523,099
	Tochigi Bank Ltd.	97,700	219,418
	Toda Corp.	155,000	831,396
*	Toda Kogyo Corp.	4,000	72,724
#	Toei Animation Co. Ltd.	1,200	99,477
	Toei Co. Ltd.	1,400	200,816
	Toell Co. Ltd.	1,700	11,732
	Toenec Corp.	6,900	193,638
	Togami Electric Manufacturing Co. Ltd.	2,000	26,528
	Toho Bank Ltd.	187,500	301,741
	Toho Co. Ltd.	4,400	174,727
	Toho Co. Ltd.	6,600	62,446
	Toho Gas Co. Ltd.	4,800	115,554
	Toho Holdings Co. Ltd.	54,300	831,539
#	Toho Titanium Co. Ltd.	29,600	498,843
	Toho Zinc Co. Ltd.	12,500	203,306
	Tohoku Bank Ltd.	7,400	53,903
	Tohoku Electric Power Co., Inc.	36,300	200,977
	Tohoku Steel Co. Ltd.	1,900	22,047
	Tohokushinsha Film Corp.	11,900	58,938
	Tokai Carbon Co. Ltd.	165,700	1,339,629
	Tokai Corp.	17,235	230,919
	TOKAI Holdings Corp.	69,000	460,191
	Tokai Rika Co. Ltd.	49,800	548,068
	Tokai Tokyo Financial Holdings, Inc.	187,152	530,020
	Token Corp.	4,320	288,507
	Tokio Marine Holdings, Inc.	36,716	2,149,352
	Tokushu Tokai Paper Co. Ltd.	7,300	173,857
	Tokuyama Corp.	56,606	765,277
*	Tokyo Base Co. Ltd.	4,700	11,165
	Tokyo Century Corp.	36,000	1,273,143
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	391,962
#	Tokyo Electron Device Ltd.	5,300	209,689
	Tokyo Energy & Systems, Inc.	20,900	163,118

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Individualized Educational Institute, Inc.	8,500	$37,703
	Tokyo Keiki, Inc.	8,400	84,986
	Tokyo Kiraboshi Financial Group, Inc.	25,687	423,205
	Tokyo Ohka Kogyo Co. Ltd.	5,400	279,990
#	Tokyo Rakutenchi Co. Ltd.	3,200	95,963
#	Tokyo Rope Manufacturing Co. Ltd.	13,300	94,030
	Tokyo Sangyo Co. Ltd.	14,200	75,869
	Tokyo Seimitsu Co. Ltd.	25,500	885,921
	Tokyo Steel Manufacturing Co. Ltd.	33,300	342,539
	Tokyo Tatemono Co. Ltd.	131,900	1,942,527
	Tokyo Tekko Co. Ltd.	7,900	73,724
	Tokyo Theatres Co., Inc.	7,000	63,985
	Tokyotokeiba Co. Ltd.	11,200	346,928
	Tokyu Construction Co. Ltd.	64,330	305,138
	Tokyu Fudosan Holdings Corp.	349,582	1,894,367
*	Tokyu Recreation Co. Ltd.	1,971	74,669
	Toli Corp.	35,000	53,915
	Tomato Bank Ltd.	3,000	22,748
	Tomen Devices Corp.	2,800	113,880
	Tomoe Corp.	20,300	68,613
	Tomoe Engineering Co. Ltd.	6,200	112,501
	Tomoku Co. Ltd.	8,000	89,590
	TOMONY Holdings, Inc.	159,100	376,528
	Tomy Co. Ltd.	76,500	847,775
	Tonami Holdings Co. Ltd.	5,600	152,147
	Topcon Corp.	74,900	1,058,617
	Toppan, Inc.	56,900	968,179
	Topre Corp.	35,400	274,248
	Topy Industries Ltd.	12,700	126,629
	Toray Industries, Inc.	532,900	2,918,873
	Torex Semiconductor Ltd.	7,100	146,137
	Toridoll Holdings Corp.	25,200	489,525
	Torigoe Co. Ltd.	13,900	68,877
	Torii Pharmaceutical Co. Ltd.	12,200	302,088
	Torishima Pump Manufacturing Co. Ltd.	14,500	146,518
	Tosei Corp.	28,900	277,547
	Toshiba Corp.	12,700	515,208
	Toshiba TEC Corp.	11,900	392,855
	Tosoh Corp.	174,100	2,269,428
	Totech Corp.	3,400	88,210
	Totetsu Kogyo Co. Ltd.	20,470	366,343
	TOTO Ltd.	7,599	258,836
	Tottori Bank Ltd.	6,400	55,511
	Toukei Computer Co. Ltd.	1,400	67,965
	Tow Co. Ltd.	23,400	55,402
	Towa Bank Ltd.	31,800	125,415
	Towa Corp.	19,500	265,701
	Towa Pharmaceutical Co. Ltd.	26,100	496,566
	Toyo Construction Co. Ltd.	94,700	617,761
	Toyo Corp.	22,900	211,060
	Toyo Denki Seizo KK	4,800	32,808
#*	Toyo Engineering Corp.	28,599	141,853
#	Toyo Gosei Co. Ltd.	2,700	165,988
	Toyo Ink SC Holdings Co. Ltd.	30,400	443,076
	Toyo Kanetsu KK	6,600	137,711
	Toyo Machinery & Metal Co. Ltd.	12,000	50,843
#	Toyo Securities Co. Ltd.	47,300	84,964
	Toyo Seikan Group Holdings Ltd.	86,800	999,554
	Toyo Suisan Kaisha Ltd.	21,600	917,738

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toyo Tanso Co. Ltd.	13,800	$314,084
	Toyo Tire Corp.	95,700	1,286,217
	Toyo Wharf & Warehouse Co. Ltd.	3,700	35,673
	Toyobo Co. Ltd.	67,302	523,104
	Toyoda Gosei Co. Ltd.	45,700	721,201
	Toyota Boshoku Corp.	50,600	748,241
	Toyota Industries Corp.	14,600	888,986
#	Toyota Motor Corp., Sponsored ADR	31,326	5,093,294
	Toyota Motor Corp.	430,090	6,980,801
	Toyota Tsusho Corp.	67,600	2,307,150
	TPR Co. Ltd.	21,200	199,301
	Traders Holdings Co. Ltd.	20,039	49,667
	Trancom Co. Ltd.	6,900	381,347
	Transaction Co. Ltd.	13,100	111,476
	Transcosmos, Inc.	11,300	320,611
	TRE Holdings Corp.	33,340	390,403
	Trend Micro, Inc.	13,100	761,296
	Tri Chemical Laboratories, Inc.	6,000	102,186
	Trinity Industrial Corp.	1,800	8,977
	Trusco Nakayama Corp.	39,700	564,984
	TS Tech Co. Ltd.	79,400	905,391
	TSI Holdings Co. Ltd.	40,672	102,009
	Tsubaki Nakashima Co. Ltd.	42,600	303,403
	Tsubakimoto Chain Co.	23,828	567,141
	Tsubakimoto Kogyo Co. Ltd.	2,900	82,391
	Tsugami Corp.	39,200	360,714
	Tsukishima Kikai Co. Ltd.	23,970	163,140
	Tsukuba Bank Ltd.	85,900	126,843
	Tsumura & Co.	23,200	544,338
	Tsuruha Holdings, Inc.	17,800	1,014,128
	Tsurumi Manufacturing Co. Ltd.	13,600	208,907
	Tsutsumi Jewelry Co. Ltd.	4,600	75,449
	Tsuzuki Denki Co. Ltd.	3,200	32,683
	TV Asahi Holdings Corp.	21,600	242,625
	Tv Tokyo Holdings Corp.	11,900	175,411
	TYK Corp.	14,700	30,860
	UACJ Corp.	30,107	510,791
	UBE Corp.	115,820	1,813,447
	Ubicom Holdings, Inc.	3,200	67,069
	Uchida Yoko Co. Ltd.	8,200	309,074
	Ueki Corp.	3,600	37,041
	ULS Group, Inc.	1,600	49,142
	Ultrafabrics Holdings Co. Ltd.	2,500	64,248
	Ulvac, Inc.	22,300	842,090
	Uniden Holdings Corp.	5,400	166,370
	Union Tool Co.	4,700	119,530
	Unipres Corp.	24,800	155,963
	United Super Markets Holdings, Inc.	52,300	423,672
#	UNITED, Inc.	8,900	111,322
*	Unitika Ltd.	32,401	56,017
*	Universal Entertainment Corp.	24,000	261,174
	Urbanet Corp. Co. Ltd.	16,300	36,711
	Usen-Next Holdings Co. Ltd.	7,700	120,585
	User Local, Inc.	1,700	20,976
	Ushio, Inc.	76,600	1,059,083
	USS Co. Ltd.	21,100	414,035
	UT Group Co. Ltd.	11,700	227,851
*	UUUM Co. Ltd.	5,300	46,038
#*	Uzabase, Inc.	7,843	47,967

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	V Technology Co. Ltd.	8,800	$197,610
	Valor Holdings Co. Ltd.	38,200	538,639
	Valqua Ltd.	12,400	255,539
#	Value HR Co. Ltd.	1,400	14,855
	ValueCommerce Co. Ltd.	8,500	176,876
#	Valuence Holdings, Inc.	2,500	47,749
	V-Cube, Inc.	11,100	116,699
	Vector, Inc.	21,300	194,413
	Vertex Corp.	21,480	208,485
	VINX Corp.	4,200	46,286
*	Visional, Inc.	4,900	268,364
	Vital KSK Holdings, Inc.	34,954	180,292
	VT Holdings Co. Ltd.	88,400	322,179
	Wacoal Holdings Corp.	40,500	656,848
	Wacom Co. Ltd.	107,100	702,669
	Wakachiku Construction Co. Ltd.	9,500	171,732
	Wakita & Co. Ltd.	37,200	308,348
	Warabeya Nichiyo Holdings Co. Ltd.	14,500	241,474
#	Waseda Academy Co. Ltd.	5,000	43,618
	Watahan & Co. Ltd.	15,200	163,741
#	Watts Co. Ltd.	8,400	46,700
	WDB Holdings Co. Ltd.	4,700	90,107
	Wealth Management, Inc./ Tokyo	1,900	36,904
	Weathernews, Inc.	2,800	163,543
	Welbe, Inc.	4,000	23,627
	Welcia Holdings Co. Ltd.	20,200	451,165
	Wellnet Corp.	11,500	39,243
	West Holdings Corp.	11,581	356,718
	Will Group, Inc.	6,600	60,369
	WingArc1st, Inc.	10,700	159,228
	WIN-Partners Co. Ltd.	6,800	52,032
	Wood One Co. Ltd.	6,600	58,078
	Workman Co. Ltd.	2,800	134,520
	World Co. Ltd.	20,500	206,640
	World Holdings Co. Ltd.	9,600	171,757
	Wowow, Inc.	6,300	69,161
	Xebio Holdings Co. Ltd.	22,957	159,112
#	YAC Holdings Co. Ltd.	6,500	77,732
#	Yachiyo Industry Co. Ltd.	13,800	70,650
	Yahagi Construction Co. Ltd.	24,500	147,468
	Yaizu Suisankagaku Industry Co. Ltd.	5,200	35,299
	Yakult Honsha Co. Ltd.	5,700	347,127
	YAKUODO Holdings Co. Ltd.	10,400	164,248
	YAMABIKO Corp.	41,800	379,625
	YAMADA Consulting Group Co. Ltd.	1,200	10,548
	Yamada Holdings Co. Ltd.	469,988	1,696,836
	Yamae Group Holdings Co. Ltd.	6,100	63,066
	Yamagata Bank Ltd.	19,799	136,418
	Yamaguchi Financial Group, Inc.	189,801	1,074,439
	Yamaha Corp.	7,800	332,702
	Yamaha Motor Co. Ltd.	112,700	2,177,041
	Yamaichi Electronics Co. Ltd.	23,500	315,864
#	YA-MAN Ltd.	30,200	352,664
	Yamanashi Chuo Bank Ltd.	23,900	205,088
	Yamashin-Filter Corp.	17,600	43,845
	Yamatane Corp.	9,400	111,918
	Yamato Corp.	16,500	96,475
	Yamato Holdings Co. Ltd.	46,000	804,954
	Yamato Kogyo Co. Ltd.	35,900	1,227,632

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yamaya Corp.	4,200	$82,927
	Yamazaki Baking Co. Ltd.	62,600	755,804
	Yamazen Corp.	50,900	384,849
	Yaoko Co. Ltd.	8,900	432,822
	Yashima Denki Co. Ltd.	11,200	86,509
	Yaskawa Electric Corp.	11,700	409,780
	Yasuda Logistics Corp.	13,600	96,296
	Yasunaga Corp.	4,100	21,383
	YE DIGITAL Corp.	7,100	24,371
	Yellow Hat Ltd.	31,600	413,415
	Yodogawa Steel Works Ltd.	21,500	385,692
	Yokogawa Bridge Holdings Corp.	24,800	358,402
	Yokogawa Electric Corp.	18,800	333,385
	Yokohama Rubber Co. Ltd.	110,399	1,617,061
	Yokorei Co. Ltd.	50,700	345,812
	Yokowo Co. Ltd.	17,900	264,812
	Yomeishu Seizo Co. Ltd.	7,600	103,743
	Yondenko Corp.	8,000	109,968
	Yondoshi Holdings, Inc.	12,900	175,548
	Yonex Co. Ltd.	8,400	75,245
	Yorozu Corp.	17,800	118,620
	Yoshinoya Holdings Co. Ltd.	16,900	327,616
	Yotai Refractories Co. Ltd.	12,200	139,586
	Yuasa Funashoku Co. Ltd.	1,500	28,814
	Yuasa Trading Co. Ltd.	17,800	483,360
	Yuken Kogyo Co. Ltd.	2,300	31,322
	Yukiguni Maitake Co. Ltd.	10,500	75,233
	Yurtec Corp.	32,100	175,635
	Yushin Precision Equipment Co. Ltd.	16,200	86,114
	Yushiro Chemical Industry Co. Ltd.	7,600	51,689
	Yutaka Giken Co. Ltd.	1,200	16,988
	Z Holdings Corp.	88,800	313,840
	Zaoh Co. Ltd.	3,100	45,527
	Zenitaka Corp.	2,200	54,231
	Zenkoku Hosho Co. Ltd.	16,400	557,944
	Zenrin Co. Ltd.	23,800	165,520
	Zensho Holdings Co. Ltd.	14,850	393,154
	Zeon Corp.	104,800	1,064,160
	ZERIA Pharmaceutical Co. Ltd.	6,700	110,224
	ZIGExN Co. Ltd.	40,700	104,591
	ZOZO, Inc.	14,100	304,584
	Zuiko Corp.	10,200	59,778
TOTAL JAPAN			751,674,987
NETHERLANDS — (3.2%)
	Aalberts NV	80,327	3,442,488
Ω	ABN AMRO Bank NV	161,364	1,645,573
	Aegon NV	1,309,089	5,749,786
	Aegon NV	26,405	116,181
*	AFC Ajax NV	70	894
	Akzo Nobel NV	13,856	932,545
*Ω	Alfen Beheer BV	8,585	1,002,198
#	AMG Advanced Metallurgical Group NV	19,117	536,644
	Amsterdam Commodities NV	16,646	383,438
	APERAM SA	42,301	1,379,193
	Arcadis NV	54,043	1,998,274
	ArcelorMittal SA	239,874	5,898,516
	ASM International NV	4,555	1,399,167
	ASML Holding NV	261	150,012

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ASML Holding NV	8,398	$4,823,958
	ASR Nederland NV	149,446	6,246,458
*	Avantium NV	8,231	26,699
Ω	B&S Group Sarl	27,789	145,006
*Ω	Basic-Fit NV	20,106	815,453
	BE Semiconductor Industries NV	21,848	1,172,839
	Boskalis Westminster	84,447	2,770,919
	Brunel International NV	24,707	279,863
	Coca-Cola Europacific Partners PLC	21,542	1,169,598
#	Corbion NV	34,770	1,211,750
#Ω	Flow Traders	35,152	763,899
#	ForFarmers NV	35,387	109,233
*	Fugro NV	87,934	1,046,617
	Heijmans NV	35,950	430,428
	Heineken NV	16,440	1,620,767
*	Hunter Douglas NV	1,250	223,394
	IMCD NV	21,036	3,368,892
#	ING Groep NV, Sponsored ADR	33,099	322,053
	ING Groep NV	334,691	3,251,129
*Ω	Intertrust NV	82,149	1,622,438
#	JDE Peet's NV	44,676	1,295,711
	Kendrion NV	13,648	214,954
	Koninklijke Ahold Delhaize NV, Sponsored ADR	5,105	140,789
	Koninklijke Ahold Delhaize NV	545,232	15,014,994
*	Koninklijke BAM Groep NV	251,177	612,449
	Koninklijke DSM NV	12,620	2,021,081
#	Koninklijke KPN NV	887,434	2,927,636
	Koninklijke Philips NV	14,190	293,680
	Koninklijke Philips NV	91,290	1,893,352
	Koninklijke Vopak NV	61,770	1,433,622
*Ω	Lucas Bols NV	4,760	50,119
	Nedap NV	3,579	211,724
	NN Group NV	104,932	4,923,661
	OCI NV	38,290	1,329,300
	Ordina NV	115,800	586,850
#	PostNL NV	314,294	826,687
	Prosus NV	38,135	2,487,736
	Randstad NV	69,092	3,492,115
	SBM Offshore NV	162,450	2,267,267
Ω	Signify NV	115,126	3,739,065
*	Sligro Food Group NV	22,166	438,967
#*††	SRH NV	28,066	0
	TKH Group NV	37,823	1,552,669
#*	TomTom NV	62,187	562,153
	Universal Music Group NV	15,862	359,060
	Van Lanschot Kempen NV	23,095	528,859
	Wolters Kluwer NV	41,741	4,533,167
TOTAL NETHERLANDS			109,793,969
NEW ZEALAND — (0.4%)
#*	a2 Milk Co. Ltd.	130,785	410,953
*	Air New Zealand Ltd.	1,293,317	498,003
	Arvida Group Ltd.	355,674	335,695
*	Auckland International Airport Ltd.	125,345	588,584
*	Channel Infrastructure NZ Ltd.	169,020	128,996
	Chorus Ltd.	315,032	1,585,528
	Chorus Ltd., ADR	462	11,296
#	Comvita Ltd.	15,006	30,091
	EBOS Group Ltd.	22,386	556,257

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Fletcher Building Ltd.	336,090	$1,093,524
	Fonterra Co-operative Group Ltd.	18,144	34,545
	Freightways Ltd.	96,538	627,059
	Genesis Energy Ltd.	56,893	103,172
#*	Gentrack Group Ltd.	19,890	17,912
	Hallenstein Glasson Holdings Ltd.	26,425	86,486
	Heartland Group Holdings Ltd.	549,372	718,931
	Infratil Ltd.	68,866	363,628
#	Investore Property Ltd.	51,879	54,239
	KMD Brands Ltd.	515,382	354,407
	Mainfreight Ltd.	10,927	530,803
	Manawa Energy Ltd.	8,621	32,751
	Napier Port Holdings Ltd.	31,850	60,228
#	NZME Ltd.	54,625	39,757
#	NZX Ltd.	187,684	142,022
	Oceania Healthcare Ltd.	545,196	323,429
*	Pacific Edge Ltd.	94,055	46,138
	PGG Wrightson Ltd.	5,415	15,320
	Port of Tauranga Ltd.	27,106	119,094
*	Pushpay Holdings Ltd.	233,883	190,614
*	Rakon Ltd.	70,895	65,641
	Restaurant Brands New Zealand Ltd.	16,705	101,194
	Ryman Healthcare Ltd.	30,021	175,598
*	Sanford Ltd.	53,079	138,619
	Scales Corp. Ltd.	97,896	266,278
*	Serko Ltd.	6,303	14,675
	Skellerup Holdings Ltd.	75,050	265,506
*	SKY Network Television Ltd.	130,856	189,963
	SKYCITY Entertainment Group Ltd.	493,465	861,945
	Spark New Zealand Ltd.	71,545	230,058
	Steel & Tube Holdings Ltd.	101,052	84,332
	Summerset Group Holdings Ltd.	111,036	748,522
*	Synlait Milk Ltd.	66,865	134,912
*	Tourism Holdings Ltd.	98,466	152,282
	TOWER Ltd.	130,375	51,227
	Turners Automotive Group Ltd.	20,348	47,171
	Vector Ltd.	33,846	99,061
*	Vista Group International Ltd.	119,972	138,282
#	Warehouse Group Ltd.	89,569	183,356
TOTAL NEW ZEALAND			13,048,084
NORWAY — (1.0%)
	2020 Bulkers Ltd.	6,837	80,300
	ABG Sundal Collier Holding ASA	325,871	198,616
*	Adevinta ASA	15,382	116,970
	AF Gruppen ASA	6,299	112,211
*	Akastor ASA	111,833	101,908
#	Aker ASA, Class A	710	55,139
#	Aker BP ASA	9,134	317,373
#	Aker BP ASA	7,446	257,243
	Aker Solutions ASA	186,651	578,547
	American Shipping Co. ASA	46,537	191,344
*	Archer Ltd.	112,942	41,461
*	ArcticZymes Technologies ASA	9,571	82,453
	Arendals Fossekompani AS	853	27,364
	Atea ASA	41,500	506,726
#*	Atlantic Sapphire ASA	22,525	52,085
	Austevoll Seafood ASA	29,436	362,616
Ω	Avance Gas Holding Ltd.	9,467	56,850

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Axactor ASA	104,369	$77,278
	B2Holding ASA	181,255	173,542
	Bakkafrost P/F	3,590	250,279
	Belships ASA	68,728	131,658
*	Bergenbio ASA	17,685	24,142
	Bonheur ASA	19,973	799,785
*	Borr Drilling Ltd.	44,205	169,588
	Borregaard ASA	19,310	346,629
	Bouvet ASA	30,211	200,901
*	BW Energy Ltd.	72,323	206,063
Ω	BW LPG Ltd.	97,983	805,972
	BW Offshore Ltd.	105,723	297,579
*	Carasent ASA	3,306	7,914
*Ω	Crayon Group Holding ASA	14,613	234,264
	DNB Bank ASA	108,244	2,135,196
	DNO ASA	530,277	762,979
Ω	Elkem ASA	187,646	768,854
Ω	Elmera Group ASA	35,142	77,195
	Equinor ASA	81,218	3,127,208
Ω	Europris ASA	99,014	585,459
	FLEX LNG Ltd.	39,625	1,256,636
#*	Frontline Ltd.	86,710	825,934
*	Gaming Innovation Group, Inc.	31,975	54,334
	Gjensidige Forsikring ASA	1,927	40,305
#*	Golar LNG Ltd.	3,400	76,058
	Golden Ocean Group Ltd.	105,212	1,161,658
	Grieg Seafood ASA	29,186	448,159
	Hafnia Ltd.	49,473	176,013
#*	Hexagon Composites ASA	78,205	262,635
	Hunter Group ASA	210,534	76,685
*	IDEX Biometrics ASA	68,923	8,086
Ω	Kid ASA	18,511	183,616
#	Kitron ASA	68,056	147,074
Ω	Klaveness Combination Carriers ASA	3,342	21,737
*	Komplett Bank ASA	101,556	65,689
*	Kongsberg Automotive ASA	394,622	113,765
	Kongsberg Gruppen ASA	7,712	284,177
	Leroy Seafood Group ASA	32,795	257,629
	Medistim ASA	2,484	76,109
*	Meltwater NV	19,981	25,962
	Mowi ASA	9,964	229,929
	MPC Container Ships ASA	202,387	493,581
Ω	Multiconsult ASA	2,733	37,599
*	Nekkar ASA	25,072	20,499
#*	NEL ASA	132,327	228,279
*	Nordic Semiconductor ASA	9,421	165,560
	Norsk Hydro ASA	105,351	713,777
*Ω	Norske Skog ASA	33,988	249,233
#*	Norway Royal Salmon ASA	5,466	140,695
*	Norwegian Energy Co. ASA	10,423	509,517
*	NRC Group ASA	5,207	10,439
#*	Odfjell Drilling Ltd.	113,637	272,691
	Odfjell SE, Class A	11,269	64,629
*	Odfjell Technology Ltd.	18,940	44,615
	OKEA ASA	23,973	100,852
Ω	Okeanis Eco Tankers Corp.	6,326	80,704
	Olav Thon Eiendomsselskap ASA	498	9,022
	Orkla ASA	38,360	331,134
*	Otello Corp. ASA	7,924	24,208

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Pareto Bank ASA	28,337	$155,175
#*	PGS ASA	563,605	387,747
*	PhotoCure ASA	5,259	55,468
	Protector Forsikring ASA	42,423	499,775
*	Q-Free ASA	37,365	25,541
*	REC Silicon ASA	71,698	135,346
	Salmar ASA	1,547	110,810
*	SATS ASA	20,346	29,297
Ω	Scatec ASA	18,645	222,639
	Schibsted ASA, Class A	10,005	188,049
	Schibsted ASA, Class B	12,860	231,334
	Selvaag Bolig ASA	38,194	162,215
*Ω	Shelf Drilling Ltd.	82,752	108,303
#*	Solstad Offshore ASA	49,454	162,935
	SpareBank 1 Helgeland	1,689	20,838
	Sparebank 1 Oestlandet	7,985	98,655
	SpareBank 1 Sorost-Norge	19,867	109,867
	SpareBank 1 SR-Bank ASA	32,700	386,656
	Sparebanken More	9,915	74,869
	Stolt-Nielsen Ltd.	26,310	560,617
	Storebrand ASA	159,246	1,339,425
	Subsea 7 SA	139,295	1,255,407
	Telenor ASA	10,793	131,072
	TGS ASA	95,917	1,423,704
	TOMRA Systems ASA	15,468	362,100
	Treasure ASA	54,160	92,355
*	Ultimovacs ASA	3,162	22,799
	Veidekke ASA	49,555	512,363
*	Volue ASA	9,430	23,998
	Wallenius Wilhelmsen ASA	42,394	284,196
	Wilh Wilhelmsen Holding ASA, Class A	10,229	254,773
Ω	XXL ASA	79,028	54,078
	Yara International ASA	14,173	604,016
TOTAL NORWAY			33,697,337
PORTUGAL — (0.3%)
	Altri SGPS SA	61,723	364,195
	Banco Comercial Portugues SA, Class R	7,742,386	1,148,880
*††	Banco Espirito Santo SA	712,067	0
	Corticeira Amorim SGPS SA	8,782	93,450
#	CTT-Correios de Portugal SA	93,324	319,161
#	EDP Renovaveis SA	45,686	1,188,260
	Galp Energia SGPS SA	278,932	2,944,289
*	Greenvolt-Energias Renovaveis SA	15,079	136,189
	Ibersol SGPS SA	12,755	77,022
	Jeronimo Martins SGPS SA	23,185	536,662
#	Mota-Engil SGPS SA	64,984	81,632
	Navigator Co. SA	253,850	1,047,620
#	NOS SGPS SA	235,724	890,441
	Novabase SGPS SA	3,851	18,968
#*	Pharol SGPS SA	245,241	18,855
	REN - Redes Energeticas Nacionais SGPS SA	92,454	261,385
	Sonae SGPS SA	907,317	1,032,320
TOTAL PORTUGAL			10,159,329
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	135,900	430,408
	Amara Holdings Ltd.	90,000	22,203

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Ascendas India Trust	234,200	$197,052
#*††	AssetCo PLC	1,120,000	0
*	Avarga Ltd.	188,200	32,005
*	Banyan Tree Holdings Ltd.	176,900	36,586
	Bonvests Holdings Ltd.	30,000	20,864
	Boustead Projects Ltd.	26,174	17,066
	Boustead Singapore Ltd.	181,732	121,087
	BRC Asia Ltd.	17,400	21,102
	Bukit Sembawang Estates Ltd.	128,900	466,517
	Bund Center Investment Ltd.	22,000	8,132
	Capitaland Investment Ltd.	71,901	204,582
	CDL Hospitality Trusts	21,878	20,945
	Centurion Corp. Ltd.	103,500	28,473
#	China Aviation Oil Singapore Corp. Ltd.	289,100	180,006
	China Sunsine Chemical Holdings Ltd.	461,700	145,194
	Chip Eng Seng Corp. Ltd.	367,100	170,155
	City Developments Ltd.	137,600	773,069
	Civmec Ltd.	140,800	61,278
	ComfortDelGro Corp. Ltd.	385,100	396,210
*	COSCO Shipping International Singapore Co. Ltd.	951,900	136,063
	CSE Global Ltd.	298,700	99,465
	Dairy Farm International Holdings Ltd.	31,200	87,495
	DBS Group Holdings Ltd.	49,098	1,120,335
#	Del Monte Pacific Ltd.	590,559	151,877
	Delfi Ltd.	144,900	76,673
††	Ezion Holdings Ltd.	70,344	412
#*††	Ezra Holdings Ltd.	730,927	1,090
	Far East Orchard Ltd.	137,020	108,322
	First Resources Ltd.	422,100	422,601
	Food Empire Holdings Ltd.	115,500	43,543
	Frasers Property Ltd.	193,800	147,529
	Frencken Group Ltd.	276,400	245,386
	Fu Yu Corp. Ltd.	518,400	99,602
*	Gallant Venture Ltd.	254,500	23,801
#	Genting Singapore Ltd.	1,061,900	620,190
#	Geo Energy Resources Ltd.	373,800	115,438
	Golden Agri-Resources Ltd.	5,570,100	1,048,791
*	Golden Energy & Resources Ltd.	219,900	86,123
	Great Eastern Holdings Ltd.	11,000	154,761
#	GuocoLand Ltd.	173,633	201,397
*	Halcyon Agri Corp. Ltd.	145,408	22,147
	Haw Par Corp. Ltd.	81,900	652,852
	Hiap Hoe Ltd.	39,000	21,959
#	Ho Bee Land Ltd.	180,200	364,255
#	Hong Fok Corp. Ltd.	353,680	243,617
#	Hong Leong Asia Ltd.	280,900	150,559
	Hong Leong Finance Ltd.	101,500	177,794
	Hongkong Land Holdings Ltd.	169,600	881,591
	Hotel Grand Central Ltd.	68,447	48,963
	Hour Glass Ltd.	179,100	288,361
	HRnetgroup Ltd.	21,600	12,208
	Hutchison Port Holdings Trust	4,067,200	957,781
	Hwa Hong Corp. Ltd.	21,000	6,102
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	70,800	216,381
	Indofood Agri Resources Ltd.	488,400	113,382
	InnoTek Ltd.	60,000	18,470
	Japfa Ltd.	601,540	254,663
	Jardine Cycle & Carriage Ltd.	29,744	603,718

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Keppel Corp. Ltd.	224,100	$1,119,645
	Keppel Infrastructure Trust	552,199	234,390
	KSH Holdings Ltd.	112,625	28,550
	Low Keng Huat Singapore Ltd.	98,100	31,313
*	Mandarin Oriental International Ltd.	79,000	156,682
	Metro Holdings Ltd.	401,100	210,569
	Micro-Mechanics Holdings Ltd.	5,500	11,873
*	mm2 Asia Ltd.	250,000	9,440
	Nanofilm Technologies International Ltd.	91,000	132,776
	NetLink NBN Trust	1,304,000	906,711
	NSL Ltd.	11,500	7,035
*	Oceanus Group Ltd.	2,050,000	23,713
	Olam Group Ltd.	174,435	205,445
	OUE Ltd.	245,700	233,117
	Oversea-Chinese Banking Corp. Ltd.	219,746	1,862,281
	Oxley Holdings Ltd.	641,546	83,194
	Pacific Century Regional Developments Ltd.	79,400	23,309
	Pan-United Corp. Ltd.	58,750	19,191
	Propnex Ltd.	36,000	43,016
	PSC Corp. Ltd.	226,500	59,874
	Q&M Dental Group Singapore Ltd.	134,040	43,743
	QAF Ltd.	135,353	83,283
*	Raffles Education Corp. Ltd.	281,846	13,288
	Raffles Medical Group Ltd.	321,998	268,210
*	RH PetroGas Ltd.	271,500	44,682
	Riverstone Holdings Ltd.	241,200	136,417
	Samudera Shipping Line Ltd.	135,000	109,808
*	SATS Ltd.	37,580	108,337
	Sembcorp Industries Ltd.	578,400	1,220,356
#*	Sembcorp Marine Ltd.	13,321,500	1,052,248
	Sheng Siong Group Ltd.	408,200	472,842
*	SIA Engineering Co. Ltd.	46,300	81,256
	SIIC Environment Holdings Ltd.	934,260	138,615
	Silverlake Axis Ltd.	81,600	23,720
#	Sinarmas Land Ltd.	694,700	97,615
	Sing Holdings Ltd.	86,800	23,961
	Sing Investments & Finance Ltd.	13,500	14,551
*	Singapore Airlines Ltd.	195,050	771,647
	Singapore Exchange Ltd.	61,300	439,435
	Singapore Land Group Ltd.	91,984	165,037
	Singapore Post Ltd.	1,003,100	461,949
	Singapore Technologies Engineering Ltd.	82,600	240,842
	Singapore Telecommunications Ltd.	44,900	84,771
#	Sinostar PEC Holdings Ltd.	133,500	20,140
	Stamford Land Corp. Ltd.	523,830	146,026
	StarHub Ltd.	241,400	218,578
	Straits Trading Co. Ltd.	102,400	218,015
#*††	Swiber Holdings Ltd.	189,500	2,799
	Thomson Medical Group Ltd.	677,500	39,280
	Tiong Woon Corp. Holding Ltd.	68,000	26,475
#	Tuan Sing Holdings Ltd.	561,123	154,820
	UMS Holdings Ltd.	278,327	238,518
	United Overseas Bank Ltd.	57,982	1,156,818
	UOB-Kay Hian Holdings Ltd.	249,300	258,425
	UOL Group Ltd.	149,487	807,660
#	Valuetronics Holdings Ltd.	310,500	122,680
	Venture Corp. Ltd.	29,200	372,014
	Wee Hur Holdings Ltd.	112,000	17,081
	Wilmar International Ltd.	760,200	2,215,152

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings Ltd.	479,068	$586,284
*	Yangzijiang Financial Holding Pte. Ltd.	982,200	280,852
	Yangzijiang Shipbuilding Holdings Ltd.	982,200	662,204
	Yeo Hiap Seng Ltd.	10,387	6,238
TOTAL SINGAPORE			32,427,427
SPAIN — (2.0%)
#	Acciona SA	12,971	2,669,049
	Acerinox SA	119,948	1,170,254
#	ACS Actividades de Construccion y Servicios SA	42,128	1,012,658
Ω	Aedas Homes SA	9,287	159,121
*Ω	Aena SME SA	2,293	290,041
*	Airtificial Intelligence Structures SA	253,298	19,782
	Alantra Partners SA	1,451	19,417
	Almirall SA	36,105	348,596
*	Amadeus IT Group SA	15,594	909,289
*	Amper SA	490,630	99,035
	Applus Services SA	117,624	856,056
	Atresmedia Corp. de Medios de Comunicacion SA	64,255	197,451
	Banco Bilbao Vizcaya Argentaria SA	1,438,737	6,519,880
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	282,240	1,281,370
	Banco de Sabadell SA	4,141,513	2,651,658
	Banco Santander SA	1,654,793	4,140,078
	Banco Santander SA, Sponsored ADR	76,315	188,498
	Bankinter SA	382,403	1,882,775
	CaixaBank SA	1,245,584	3,740,157
#*††	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	9,412	420,990
	Cia de Distribucion Integral Logista Holdings SA	34,685	714,967
#	CIE Automotive SA	37,064	974,985
	Construcciones y Auxiliar de Ferrocarriles SA	17,533	519,137
#*	Deoleo SA	100,407	36,067
*	Distribuidora Internacional de Alimentacion SA	4,647,921	62,506
	Ebro Foods SA	50,037	832,671
*	eDreams ODIGEO SA	37,385	197,978
	Elecnor SA	21,392	252,819
#	Enagas SA	198,813	3,924,301
	Ence Energia y Celulosa SA	107,249	355,273
	Endesa SA	32,894	602,928
	Ercros SA	80,582	302,266
	Faes Farma SA	296,337	1,263,793
	Ferrovial SA	36,861	987,068
	Fluidra SA	17,907	334,720
	Fomento de Construcciones y Contratas SA	43,449	430,518
Ω	Gestamp Automocion SA	137,031	527,154
Ω	Global Dominion Access SA	67,965	273,336
#	Grifols SA	26,048	380,083
	Grupo Catalana Occidente SA	24,328	725,475
#	Grupo Empresarial San Jose SA	8,089	33,861
	Iberdrola SA	360,239	3,846,803
	Iberdrola SA	10,006	106,664
	Iberpapel Gestion SA	3,316	47,434
	Indra Sistemas SA	110,672	1,012,390
	Industria de Diseno Textil SA	23,882	580,021
	Laboratorio Reig Jofre SA	5,640	16,660
	Laboratorios Farmaceuticos Rovi SA	9,465	495,578
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	390,121
#	Mapfre SA	773,542	1,249,383
*	Melia Hotels International SA	40,284	254,080

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Metrovacesa SA	17,000	$118,286
	Miquel y Costas & Miquel SA	22,403	288,806
#	Naturgy Energy Group SA	6,915	202,831
Ω	Neinor Homes SA	27,259	293,197
#*	Obrascon Huarte Lain SA	301,945	180,591
	Pharma Mar SA	6,561	404,155
*	Promotora de Informaciones SA, Class A	93,235	41,884
#Ω	Prosegur Cash SA	150,442	109,624
#	Prosegur Cia de Seguridad SA	159,561	284,558
*	Realia Business SA	69,253	68,746
	Red Electrica Corp. SA	38,398	754,919
	Repsol SA, Sponsored ADR	2,816	34,975
	Repsol SA	415,110	5,171,546
	Sacyr SA	352,783	806,802
*	Solaria Energia y Medio Ambiente SA	36,340	837,912
Ω	Talgo SA	23,403	69,591
#*	Tecnicas Reunidas SA	13,937	92,526
#	Telefonica SA, Sponsored ADR	30,819	138,686
	Telefonica SA	877,380	3,916,355
*	Tubacex SA	81,389	170,724
Ω	Unicaja Banco SA	1,043,647	902,763
	Vidrala SA	10,212	680,194
	Viscofan SA	26,608	1,549,608
	Vocento SA	15,612	10,392
TOTAL SPAIN			67,436,866
SWEDEN — (2.8%)
	AAK AB	12,309	215,160
Ω	AcadeMedia AB	99,418	489,796
	AddLife AB, Class B	18,992	327,213
	AddNode Group AB, Class B	39,776	414,209
	AddTech AB, Class B	31,649	541,789
	AFRY AB	52,823	806,598
	Alfa Laval AB	10,722	320,607
Ω	Alimak Group AB	31,764	282,980
	Alligo AB, Class B	21,198	217,670
Ω	Ambea AB	59,482	293,221
*	Annehem Fastigheter AB, Class B	23,093	68,386
	AQ Group AB	4,584	129,224
*	Arise AB	22,692	121,933
	Arjo AB, Class B	107,752	591,913
	Assa Abloy AB, Class B	26,509	626,302
	Atlas Copco AB, Class A	4,644	54,285
*Ω	Attendo AB	99,827	243,013
#	Avanza Bank Holding AB	36,533	704,924
	Axfood AB	15,489	491,752
	Balco Group AB	4,759	33,145
	Beijer Alma AB	23,618	474,303
	Beijer Electronics Group AB	17,085	113,341
#	Beijer Ref AB, Class B	30,297	480,596
	Bergman & Beving AB	20,380	216,444
	Bergs Timber AB, Class B	239	1,118
	Betsson AB, Class B	134,138	927,240
#*	Better Collective AS	22,062	350,430
	Bilia AB, Class A	81,311	1,148,881
	BillerudKorsnas AB	170,727	2,202,131
	BioGaia AB, Class B	43,050	405,879
	Biotage AB	19,899	437,745
	Bjorn Borg AB	20,155	77,759

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Boliden AB	42,073	$1,406,032
	Bonava AB, Class B	65,816	246,565
#*Ω	Boozt AB	15,697	110,576
	Boule Diagnostics AB	9,947	25,579
Ω	Bravida Holding AB	82,604	836,555
	Bufab AB	21,549	650,136
	Bulten AB	14,852	104,621
	Bure Equity AB	62,993	1,676,935
	Byggmax Group AB	74,783	363,095
#*	Calliditas Therapeutics AB, Class B	15,473	146,281
#*	Cantargia AB	41,204	22,564
*	Careium AB	18,675	22,273
	Catella AB	27,843	93,740
	Catena AB	5,215	238,969
#*	Catena Media PLC	57,363	185,392
*	Cavotec SA	14,187	24,478
	Cellavision AB	4,277	154,072
	Cibus Nordic Real Estate AB	2,251	40,347
	Clas Ohlson AB, Class B	44,562	505,474
	Cloetta AB, Class B	185,009	370,306
*	Collector AB	48,614	168,920
	Concentric AB	30,097	644,823
Ω	Coor Service Management Holding AB	84,159	696,804
	Corem Property Group AB, Class B	61,043	82,089
	Dios Fastigheter AB	9,684	76,547
#Ω	Dometic Group AB	144,489	979,884
*	Doro AB	16,221	25,434
*	Duni AB	32,819	313,846
Ω	Dustin Group AB	78,892	538,707
	Eastnine AB	14,309	143,984
	Elanders AB, Class B	13,762	205,514
#	Electrolux AB, Class B	43,519	627,710
	Electrolux Professional AB, Class B	62,018	379,228
	Elekta AB, Class B	60,720	438,551
*Ω	Eltel AB	39,179	31,299
#*	Enea AB	16,176	146,166
	Eolus Vind AB, Class B	4,255	44,563
	Epiroc AB, Class A	3,499	61,868
	Essity AB, Class A	1,404	35,794
	Essity AB, Class B	29,281	745,350
Ω	Evolution AB	2,526	245,100
	Fagerhult AB	37,705	205,109
	FastPartner AB, Class A	7,206	53,343
#	Fenix Outdoor International AG	1,916	171,788
#*	Fingerprint Cards AB, Class B	137,190	121,569
	G5 Entertainment AB	4,650	102,507
	GARO AB	15,546	271,636
	Getinge AB, Class B	25,118	566,811
	Granges AB	108,665	1,007,570
*Ω	Green Landscaping Group AB	1,084	7,302
#	H & M Hennes & Mauritz AB, Class B	25,878	331,097
#*	Haldex AB	44,109	275,409
	Hanza Holding AB	14,692	80,512
#	Heba Fastighets AB, Class B	9,928	47,916
	Hexagon AB, Class B	13,627	160,452
	Hexatronic Group AB	57,405	696,368
	Hexpol AB	74,843	780,617
	HMS Networks AB	6,335	301,983
*Ω	Hoist Finance AB	58,596	217,242

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Holmen AB, Class B	19,258	$791,348
	Hufvudstaden AB, Class A	6,147	84,849
*	Humana AB	34,312	161,341
	Husqvarna AB, Class A	5,896	48,102
	Husqvarna AB, Class B	70,333	560,535
	Indutrade AB	33,097	777,897
#	Instalco AB	71,074	351,821
*	International Petroleum Corp.	95,809	1,169,935
	Intrum AB	39,889	852,027
	INVISIO AB	4,276	69,798
	Inwido AB	92,865	1,126,836
*	ITAB Shop Concept AB	3,909	3,964
	JM AB	43,406	805,508
	Kabe Group AB, Class B	966	19,081
*	Karnov Group AB	37,544	242,024
#*	Karo Pharma AB	8,596	43,015
*	K-fast Holding AB	11,965	34,371
#	Kindred Group PLC, SDR	106,544	938,339
	KNOW IT AB	20,767	613,805
#	Lagercrantz Group AB, Class B	48,854	532,662
Ω	LeoVegas AB	73,877	442,176
	Lifco AB, Class B	18,065	351,653
	Lime Technologies AB	2,574	73,894
	Lindab International AB	70,649	1,236,596
	Loomis AB	68,034	1,918,441
	Lundin Energy AB	7,830	9,667
*	Medcap AB	1,778	38,234
	Medicover AB, Class B	9,914	149,418
	Mekonomen AB	47,993	564,165
*	Micro Systemation AB, Class B	8,848	41,735
	Midsona AB, Class B	5,387	12,208
*	Millicom International Cellular SA, SDR	161,680	2,542,267
#	MIPS AB	11,142	596,094
#	Modern Times Group MTG AB, Class B	85,462	884,582
*	Momentum Group AB	21,198	121,456
#Ω	Munters Group AB	64,871	483,811
	Mycronic AB	34,126	501,924
	NCAB Group AB	34,512	211,351
	NCC AB, Class B	62,681	650,954
	Nederman Holding AB	3,769	68,954
*	Net Insight AB, Class B	344,039	142,545
	New Wave Group AB, Class B	47,435	727,040
	Nibe Industrier AB, Class B	9,620	96,913
	Nilorngruppen AB, Class B	4,923	54,043
	Nobia AB	107,020	310,854
	Nolato AB, Class B	72,214	434,563
*	Nordic Entertainment Group AB, Class B	18,560	551,061
	Nordic Waterproofing Holding AB	19,003	274,294
	Nordnet AB publ	5,444	73,127
*	Note AB	12,065	247,731
	NP3 Fastigheter AB	4,103	102,561
	Nyfosa AB	37,694	351,930
	OEM International AB, Class B	35,332	266,568
*	Orexo AB	3,314	7,900
*	Ovzon AB	20,670	87,497
*	Pandox AB	59,206	868,266
	Peab AB, Class B	147,021	1,003,041
	Platzer Fastigheter Holding AB, Class B	16,219	139,046
	Prevas AB, Class B	5,252	58,972

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Pricer AB, Class B	107,548	$209,485
	Proact IT Group AB	21,402	188,648
	Profilgruppen AB, Class B	1,962	29,802
	Ratos AB, Class B	216,995	1,087,076
*	RaySearch Laboratories AB	17,548	125,626
	Rejlers AB	1,000	13,765
#Ω	Resurs Holding AB	94,734	221,306
	Rottneros AB	66,194	104,352
	Saab AB, Class B	15,861	573,750
	Sagax AB, Class B	6,790	174,993
#	Samhallsbyggnadsbolaget i Norden AB	116,878	216,863
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	26,182
	Sandvik AB	66,939	1,233,430
#*	Scandi Standard AB	48,812	181,488
#*Ω	Scandic Hotels Group AB	100,921	413,283
*	Sdiptech AB, Class B	3,587	100,019
	Sectra AB, Class B	29,579	543,037
#	Securitas AB, Class B	158,834	1,606,180
	Semcon AB	12,800	141,945
*	Sensys Gatso Group AB	1,075,106	110,893
	Sintercast AB	1,949	23,377
	Skandinaviska Enskilda Banken AB, Class A	163,787	1,774,374
	Skanska AB, Class B	106,169	1,811,238
#	SKF AB, Class A	11,777	229,119
	SKF AB, Class B	196,212	3,302,138
	SkiStar AB	15,425	239,455
	Softronic AB, Class B	14,044	34,612
*	Solid Forsakring AB	13,245	63,629
	SSAB AB,Class A	127,083	616,788
	SSAB AB,Class B	305,234	1,401,302
*	Stendorren Fastigheter AB	1,902	33,821
*	Stillfront Group AB	58,974	154,536
	Svenska Cellulosa AB SCA, Class A	4,829	71,326
	Svenska Cellulosa AB SCA, Class B	108,105	1,580,449
	Svenska Handelsbanken AB, Class A	156,981	1,411,559
#	Svenska Handelsbanken AB, Class B	4,398	45,697
	Sweco AB, Class B	28,288	315,510
#	Swedbank AB, Class A	86,446	1,197,290
	Swedish Match AB	69,552	728,107
*	Swedish Orphan Biovitrum AB	25,396	557,721
	Systemair AB	38,880	235,305
	Tele2 AB, Class B	119,630	1,366,611
	Telefonaktiebolaget LM Ericsson, Class A	5,440	44,672
	Telefonaktiebolaget LM Ericsson, Class B	153,950	1,170,981
	Telia Co. AB	423,345	1,563,983
	Tethys Oil AB	31,470	211,474
	TF Bank AB	3,701	62,958
#Ω	Thule Group AB	22,184	644,041
*	Transtema Group AB	10,172	28,128
	Trelleborg AB, Class B	78,768	1,935,372
	Troax Group AB	16,507	350,934
	VBG Group AB, Class B	5,255	67,025
*	Vicore Pharma Holding AB	27,460	78,225
	Vitec Software Group AB, Class B	7,380	340,269
	Vitrolife AB	7,276	237,381
	Volati AB	12,826	181,434
	Volvo AB, Class A	25,380	472,919
	Volvo AB, Class B	151,957	2,728,239
	Wallenstam AB, Class B	10,628	54,174

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	14,934	$127,345
	XANO Industri AB, Class B	12,728	156,625
TOTAL SWEDEN			93,942,445
SWITZERLAND — (7.6%)
	ABB Ltd.	138,947	4,223,933
#	Adecco Group AG	144,358	5,085,300
	Alcon, Inc.	94,531	7,402,332
	Allreal Holding AG	16,566	2,740,803
	ALSO Holding AG	7,288	1,351,242
*	ams-OSRAM AG	230,000	1,898,547
	APG SGA SA	1,146	219,024
	Arbonia AG	42,331	602,001
*	Aryzta AG	980,962	1,121,093
#	Ascom Holding AG	22,571	175,964
	Autoneum Holding AG	2,915	337,895
	Bachem Holding AG, Class B	3,175	214,101
	Baloise Holding AG	34,694	5,527,763
	Banque Cantonale de Geneve	1,622	292,356
#	Banque Cantonale Vaudoise	26,772	2,492,750
	Barry Callebaut AG	1,557	3,449,786
	Belimo Holding AG	3,885	1,594,846
	Bell Food Group AG	2,481	664,046
	Bellevue Group AG	10,612	355,070
	Berner Kantonalbank AG	5,066	1,145,075
	BKW AG	3,604	410,020
	Bobst Group SA	9,691	799,282
	Bossard Holding AG, Class A	6,265	1,396,365
	Bucher Industries AG	7,145	2,743,229
	Burckhardt Compression Holding AG	2,775	1,253,672
	Burkhalter Holding AG	3,103	244,242
	Bystronic AG	1,460	1,080,187
	Calida Holding AG	4,273	205,478
	Carlo Gavazzi Holding AG	465	140,479
	Cembra Money Bank AG	27,958	2,032,361
#	Chocoladefabriken Lindt & Spruengli AG	8	922,577
*	Cicor Technologies Ltd.	1,805	79,701
	Cie Financiere Richemont SA, Class A	44,982	5,423,817
	Cie Financiere Tradition SA	1,337	143,627
	Clariant AG	214,149	4,012,197
	Coltene Holding AG	4,044	394,421
	Comet Holding AG	2,037	375,687
	COSMO Pharmaceuticals NV	2,669	143,214
	Credit Suisse Group AG	164,338	955,883
#	Credit Suisse Group AG, Sponsored ADR	260,027	1,508,154
	Daetwyler Holding AG	4,889	1,191,720
	DKSH Holding AG	39,733	3,265,992
	dormakaba Holding AG	1,607	765,546
*	Dufry AG	60,832	2,290,435
	EFG International AG	164,502	1,281,160
	Emmi AG	2,226	2,214,772
	EMS-Chemie Holding AG	695	551,889
	Energiedienst Holding AG	3,293	148,053
#*	Evolva Holding SA	335,938	31,809
#	Feintool International Holding AG	5,901	127,196
*	Flughafen Zurich AG	18,803	3,126,867
	Forbo Holding AG	900	1,208,579
	Fundamenta Real Estate AG	1,434	25,627
Ω	Galenica AG	48,729	3,857,895

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	GAM Holding AG	141,610	$158,099
	Geberit AG	3,448	1,815,981
	Georg Fischer AG	81,420	4,976,302
	Givaudan SA	1,003	3,506,043
#	Gurit Holding AG, Class BR	3,920	477,580
	Helvetia Holding AG	29,697	3,395,218
	Hiag Immobilien Holding AG	1,074	96,616
*	HOCHDORF Holding AG	524	20,012
	Holcim Ltd.	114,677	5,375,788
	Huber & Suhner AG	16,084	1,448,250
*	Implenia AG	10,676	282,350
*	Ina Invest Holding AG	3,231	65,502
	Inficon Holding AG	1,096	914,679
	Interroll Holding AG	448	1,182,290
	Intershop Holding AG	491	330,136
	Investis Holding SA	1,379	150,843
	Julius Baer Group Ltd.	127,245	6,579,845
*	Jungfraubahn Holding AG	3,728	495,853
	Kardex Holding AG	5,933	1,189,751
	Komax Holding AG	3,885	1,053,905
#	Kudelski SA	29,355	89,847
	Kuehne + Nagel International AG	6,334	1,705,881
#	Landis+Gyr Group AG	23,146	1,527,739
	LEM Holding SA	284	564,249
	Liechtensteinische Landesbank AG	15,182	837,772
#	Logitech International SA	81,714	4,624,065
	Lonza Group AG	2,459	1,494,460
	Luzerner Kantonalbank AG	3,292	1,419,061
Ω	Medacta Group SA	2,925	289,576
Ω	Medmix AG	16,925	383,536
	Meier Tobler Group AG	5,366	149,251
	Metall Zug AG, Class B	208	420,986
	Mikron Holding AG	4,766	46,078
	Mobilezone Holding AG	27,329	487,764
	Mobimo Holding AG	9,533	2,454,572
#*	Molecular Partners AG	4,682	30,027
	Nestle SA	126,847	15,542,217
	Novartis AG, Sponsored ADR	112,884	9,688,834
	Novartis AG	26,754	2,298,961
	Novavest Real Estate AG	352	16,240
	OC Oerlikon Corp. AG	176,054	1,362,496
*	Orascom Development Holding AG	10,410	88,718
	Orell Fuessli AG	184	15,992
	Orior AG	6,068	519,258
	Partners Group Holding AG	1,784	1,947,675
	Phoenix Mecano AG	622	223,634
	Plazza AG, Class A	723	255,155
	PSP Swiss Property AG	7,620	911,292
	Rieter Holding AG	3,078	349,301
	Roche Holding AG	1,832	608,232
	Romande Energie Holding SA	89	106,414
	Schaffner Holding AG	381	119,778
	Schindler Holding AG	2,586	491,047
	Schweiter Technologies AG	1,082	1,228,080
*Ω	Sensirion Holding AG	9,087	1,054,593
	SFS Group AG	18,326	2,014,421
	SGS SA	505	1,232,436
	Siegfried Holding AG	3,536	2,616,826
	SIG Group AG	198,582	5,180,668

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Sika AG	8,995	$2,222,552
	Softwareone Holding AG	38,379	522,366
	Sonova Holding AG	5,335	1,921,570
	St Galler Kantonalbank AG	2,827	1,346,675
	Stadler Rail AG	4,257	137,869
	Straumann Holding AG	4,098	554,257
	Sulzer AG	18,349	1,230,012
	Swatch Group AG	15,194	4,044,898
	Swatch Group AG	27,625	1,379,556
	Swiss Life Holding AG	11,301	5,986,549
	Swiss Prime Site AG	56,319	5,128,610
	Swiss Re AG	57,831	4,339,453
*	Swiss Steel Holding AG	392,344	110,550
	Swisscom AG	15,415	8,333,924
	Swissquote Group Holding SA	10,916	1,327,103
	Tecan Group AG	1,306	463,808
	Temenos AG	16,499	1,309,567
	Thurgauer Kantonalbank	690	86,284
#	Tornos Holding AG	5,138	29,703
	TX Group AG	2,598	340,279
	u-blox Holding AG	6,346	742,867
*	UBS Group AG	357,301	5,822,663
	Valiant Holding AG	14,037	1,264,522
	Valora Holding AG	4,630	1,265,577
	Varia U.S. Properties AG	756	36,889
Ω	VAT Group AG	5,791	1,686,173
	Vaudoise Assurances Holding SA	1,091	467,312
	Vetropack Holding AG	10,541	418,847
*	Vifor Pharma AG	38,547	6,749,462
#*	Von Roll Holding AG	8,846	7,051
	Vontobel Holding AG	44,883	2,952,244
	VP Bank AG, Class A	3,631	316,158
	VZ Holding AG	9,768	798,980
*	V-ZUG Holding AG	1,900	155,497
	Walliser Kantonalbank	1,519	182,705
	Warteck Invest AG	44	105,429
	Ypsomed Holding AG	2,872	407,628
	Zehnder Group AG	10,509	678,549
	Zug Estates Holding AG, Class B	246	540,707
	Zuger Kantonalbank AG	85	634,848
*	Zur Rose Group AG	456	32,559
	Zurich Insurance Group AG	14,535	6,344,939
TOTAL SWITZERLAND			255,585,426
UNITED KINGDOM — (11.9%)
	3i Group PLC	355,744	5,527,460
	4imprint Group PLC	9,886	386,178
	888 Holdings PLC	181,616	326,805
#*	Abcam PLC, Sponsored ADR	8,913	133,160
	Abrdn Plc	1,164,647	2,361,232
*	accesso Technology Group PLC	15,039	112,076
	Admiral Group PLC	25,512	596,256
	Advanced Medical Solutions Group PLC	42,667	146,034
	AG Barr PLC	74,995	494,382
Ω	Airtel Africa PLC	442,997	856,319
	AJ Bell PLC	67,798	260,867
Ω	Alfa Financial Software Holdings PLC	37,111	67,940
	Alliance Pharma PLC	303,543	359,616
*	Allied Minds PLC	308	73

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Anglo American PLC	83,978	$3,035,372
	Anglo Pacific Group PLC	176,159	339,503
	Anglo-Eastern Plantations PLC	14,536	159,439
	Antofagasta PLC	65,229	928,123
*	AO World PLC	3,473	1,838
	Aptitude Software Group PLC	1,137	5,563
	Argentex Group PLC	35,836	33,697
*	Ascential PLC	180,092	643,870
	Ashmore Group PLC	299,635	789,660
	Ashtead Group PLC	35,490	1,997,722
*	ASOS PLC	13,541	172,337
	Associated British Foods PLC	120,378	2,458,765
#*Ω	Aston Martin Lagonda Global Holdings PLC	7,400	43,521
	AstraZeneca PLC, Sponsored ADR	55,758	3,692,852
Ω	Auto Trader Group PLC	142,369	1,097,596
Ω	Avast PLC	5,659	32,080
	AVEVA Group PLC	14,278	413,070
	Aviva PLC	799,372	3,871,217
	Avon Protection PLC	21,764	282,118
	B&M European Value Retail SA	168,068	870,230
*	Babcock International Group PLC	494,042	2,066,134
	BAE Systems PLC	224,869	2,113,485
Ω	Bakkavor Group PLC	95,040	101,405
	Balfour Beatty PLC	420,596	1,439,286
	Bank of Georgia Group PLC	39,753	731,247
	Barclays PLC, Sponsored ADR	449,799	3,503,934
	Barclays PLC	765,491	1,466,346
	Barratt Developments PLC	417,874	2,562,276
	Beazley PLC	336,782	2,230,552
	Begbies Traynor Group PLC	82,918	142,688
	Bellway PLC	105,356	3,148,463
	Berkeley Group Holdings PLC	35,362	1,832,583
#Ω	Biffa PLC	227,928	1,010,678
	Bloomsbury Publishing PLC	70,695	356,192
*	BlueJay Mining PLC	269,310	17,608
	Bodycote PLC	148,548	1,086,717
*	boohoo Group PLC	207,345	169,427
	BP PLC	1,487,940	7,282,365
	Braemar Shipping Services PLC	15,684	49,835
	Breedon Group PLC	93,173	80,724
	Brewin Dolphin Holdings PLC	264,784	1,655,114
	British American Tobacco PLC, Sponsored ADR	22,832	894,329
	British American Tobacco PLC	154,373	6,048,895
	Britvic PLC	193,215	2,030,094
	Brooks Macdonald Group PLC	1,676	44,458
	BT Group PLC	1,419,779	2,803,102
	Bunzl PLC	35,361	1,327,121
	Burberry Group PLC	35,370	777,558
	Burford Capital Ltd.	137,813	1,481,341
	Bytes Technology Group PLC	100,149	552,756
*	C&C Group PLC	278,469	673,038
*	Capita PLC	331,683	116,466
	Capital Ltd.	49,925	56,339
*	Capricorn Energy PLC	483,434	1,296,295
*	Card Factory PLC	160,383	103,664
	CareTech Holdings PLC	59,198	542,098
*	Carnival PLC	10,040	80,958
	Carr's Group PLC	10,633	17,029
	Castings PLC	9,986	38,846

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Cazoo Group Ltd.	36,404	$19,822
	Centamin PLC	1,092,581	1,104,678
	Centaur Media PLC	24,139	13,667
	Central Asia Metals PLC	145,077	441,848
*	Centrica PLC	4,038,376	4,327,113
	Chemring Group PLC	212,059	897,458
	Chesnara PLC	122,081	439,825
*	Circassia Group PLC	36,010	15,381
	City of London Investment Group PLC	13,255	67,038
	Clarkson PLC	22,442	943,740
	Close Brothers Group PLC	147,577	1,994,894
	CLS Holdings PLC	16,132	39,860
Ω	CMC Markets PLC	119,687	375,254
	CNH Industrial NV	18,151	231,503
	Coats Group PLC	1,186,850	1,073,402
	Coca-Cola HBC AG	31,360	771,820
	Compass Group PLC	36,310	850,977
	Computacenter PLC	35,334	1,119,961
Ω	ContourGlobal PLC	94,979	297,566
Ω	ConvaTec Group PLC	304,670	849,568
*	Costain Group PLC	143,300	76,719
*Ω	Countryside Partnerships PLC	179,730	637,052
	Cranswick PLC	32,152	1,310,954
	Crest Nicholson Holdings PLC	260,510	875,894
	Croda International PLC	14,849	1,357,896
	Currys PLC	909,757	743,876
	Curtis Banks Group PLC	3,108	10,357
	CVS Group PLC	24,926	523,318
	DCC PLC	22,857	1,492,318
*	De La Rue PLC	48,430	53,117
	Dechra Pharmaceuticals PLC	8,101	364,566
	Devro PLC	164,604	370,697
	DFS Furniture PLC	157,808	277,841
	Diageo PLC, Sponsored ADR	2,322	444,431
#*	Dialight PLC	11,223	37,581
#*	Dignity PLC	18,727	101,051
	Diploma PLC	22,083	741,602
	Direct Line Insurance Group PLC	722,768	1,813,822
	DiscoverIE Group PLC	57,635	534,045
	Diversified Energy Co. PLC	322,312	485,524
	Domino's Pizza Group PLC	167,337	583,167
	dotdigital group PLC	73,697	88,146
	Drax Group PLC	282,928	2,714,047
	DS Smith PLC	917,419	3,270,224
	Dunelm Group PLC	58,420	607,421
Ω	DWF Group PLC	98,952	112,842
*	easyJet PLC	83,048	405,625
	EKF Diagnostics Holdings PLC	87,252	39,612
	Electrocomponents PLC	157,356	1,986,567
*	Elementis PLC	465,206	619,489
	EMIS Group PLC	37,849	845,220
*	Energean PLC	27,905	391,556
*	EnQuest PLC	1,411,324	495,855
*	Entain PLC	62,799	924,090
	Epwin Group PLC	20,620	19,500
*	Ergomed PLC	4,603	67,620
*	Esken Ltd.	201,963	17,955
	Essentra PLC	228,952	691,127
	Euromoney Institutional Investor PLC	74,019	1,310,536

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*††	Evraz PLC	67,028	$0
	Experian PLC	52,061	1,822,773
*	FD Technologies PLC	1,607	38,381
	FDM Group Holdings PLC	42,136	475,281
	Ferguson PLC	22,136	2,787,100
	Ferrexpo PLC	371,543	673,911
	Fevertree Drinks PLC	9,401	123,173
	Firstgroup PLC	656,588	1,072,342
Ω	Forterra PLC	187,329	674,994
	Foxtons Group PLC	253,365	136,150
*	Frasers Group PLC	111,193	1,216,642
#	Fresnillo PLC	79,981	718,963
*	Frontier Developments PLC	2,615	49,670
	Fuller Smith & Turner PLC, Class A	31,896	247,172
*Ω	Funding Circle Holdings PLC	36,033	16,349
	Galliford Try Holdings PLC	85,584	178,529
	Games Workshop Group PLC	9,755	923,240
	Gamma Communications PLC	27,792	376,968
	GB Group PLC	7,526	46,571
	Gem Diamonds Ltd.	116,438	62,379
	Genel Energy PLC	158,881	281,781
	Genuit Group PLC	171,579	888,570
	Genus PLC	5,368	185,913
*	Georgia Capital PLC	35,042	269,928
	Glencore PLC	873,439	4,950,391
*	Go-Ahead Group PLC	42,390	765,885
	Gooch & Housego PLC	9,022	95,917
	Goodwin PLC	236	6,936
	Grafton Group PLC	152,989	1,582,436
	Grainger PLC	451,926	1,633,341
*	Greencore Group PLC	451,187	553,493
	Greggs PLC	68,837	1,716,248
*	Griffin Mining Ltd.	37,665	39,941
	GSK PLC	13,574	285,201
	GSK PLC	61,990	2,614,135
	Gulf Keystone Petroleum Ltd.	211,119	607,689
*Ω	Gym Group PLC	64,979	141,181
	H&T Group PLC	19,362	93,645
*	Haleon PLC	16,968	60,296
#	Haleon PLC	77,488	544,741
	Halfords Group PLC	242,686	507,751
	Halma PLC	17,896	504,003
	Harbour Energy PLC	95,414	426,659
	Hargreaves Lansdown PLC	25,426	263,229
	Hargreaves Services PLC	4,319	27,659
	Harworth Group PLC	99,677	193,771
	Hays PLC	941,531	1,468,947
	Headlam Group PLC	57,641	214,433
	Helical PLC	131,806	628,016
*	Helios Towers PLC	201,981	355,111
	Henry Boot PLC	74,073	258,246
	Hikma Pharmaceuticals PLC	74,484	1,574,368
	Hill & Smith Holdings PLC	68,188	1,096,051
	Hilton Food Group PLC	40,288	542,884
	Hiscox Ltd.	140,587	1,530,816
	Hochschild Mining PLC	267,038	263,647
	Hollywood Bowl Group PLC	130,462	320,727
	HomeServe PLC	157,348	2,254,941
*Ω	Hostelworld Group PLC	38,772	45,905

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Howden Joinery Group PLC	237,428	$1,959,862
	HSBC Holdings PLC	160,618	1,006,104
	HSBC Holdings PLC, Sponsored ADR	320,826	10,073,936
*Ω	HSS Hire Group PLC	43,916	7,162
	Hunting PLC	119,619	314,713
*	Hyve Group PLC	213,331	183,151
Ω	Ibstock PLC	301,143	754,824
	IDOX PLC	95,089	71,925
	IG Group Holdings PLC	185,355	1,798,360
	IMI PLC	100,848	1,646,750
	Impax Asset Management Group PLC	20,798	182,615
	Imperial Brands PLC	127,262	2,794,206
	Inchcape PLC	348,145	3,563,326
*	Indivior PLC	677,711	2,654,014
*	Informa PLC	97,925	712,174
	IntegraFin Holdings PLC	89,292	297,946
#	InterContinental Hotels Group PLC, ADR	4,801	289,532
	InterContinental Hotels Group PLC	7,891	467,708
	Intermediate Capital Group PLC	65,678	1,224,332
	International Personal Finance PLC	201,729	236,864
	Intertek Group PLC	21,290	1,137,848
	Investec PLC	429,772	2,324,919
	iomart Group PLC	63,484	132,528
	IP Group PLC	898,090	946,062
#*	IQE PLC	452,310	241,317
	ITV PLC	1,567,719	1,410,035
*	IWG PLC	432,895	1,015,220
*	J D Wetherspoon PLC	43,952	300,149
	J Sainsbury PLC	1,180,078	3,183,343
*	James Fisher & Sons PLC	26,263	96,558
	James Halstead PLC	73,456	190,621
	JD Sports Fashion PLC	532,910	846,454
*	JET2 PLC	52,100	583,955
*	John Menzies PLC	41,277	305,355
*	John Wood Group PLC	566,575	1,086,015
	Johnson Matthey PLC	75,442	1,972,392
*	Johnson Service Group PLC	276,930	381,679
Ω	JTC PLC	17,223	156,617
	Jupiter Fund Management PLC	344,583	529,084
#*Ω	Just Eat Takeaway.com NV	20,580	378,448
	Just Group PLC	1,090,247	949,719
	Kainos Group PLC	43,100	718,472
	Keller Group PLC	74,182	721,248
	Keywords Studios PLC	4,688	144,127
*	Kier Group PLC	296,132	276,124
*	Kin & Carta PLC	109,862	251,008
	Kingfisher PLC	1,390,157	4,398,277
*	Lamprell PLC	208,486	22,089
	Lancashire Holdings Ltd.	229,799	1,251,866
	Legal & General Group PLC	391,537	1,250,380
*	Liberty Global PLC, Class A	12,962	282,053
*	Liberty Global PLC, Class C	31,782	727,490
	Liontrust Asset Management PLC	14,791	187,912
	Lloyds Banking Group PLC	6,632,075	3,671,902
#	Lloyds Banking Group PLC, ADR	328,830	726,714
	London Stock Exchange Group PLC	11,595	1,131,605
	Lookers PLC	214,691	197,483
	LSL Property Services PLC	36,412	143,011
Ω	Luceco PLC	7,552	10,037

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	M&G PLC	1,352,385	$3,525,264
	Macfarlane Group PLC	112,976	159,475
	Man Group PLC	1,133,293	3,770,172
*	Marks & Spencer Group PLC	1,158,837	2,009,051
	Marshalls PLC	152,536	920,945
*	Marston's PLC	694,415	404,125
*	McBride PLC	110,588	21,745
	Mears Group PLC	108,118	254,621
	Medica Group PLC	16,238	31,503
*	Mediclinic International PLC	437,436	2,588,294
*	Meggitt PLC	232,174	2,236,458
	Melrose Industries PLC	1,703,703	3,353,669
*	Metro Bank PLC	89,895	89,712
#	Micro Focus International PLC, Sponsored ADR	19,057	65,366
	Micro Focus International PLC	206,695	720,046
	Midwich Group PLC	1,516	9,650
*	Mitchells & Butlers PLC	287,838	608,008
	Mitie Group PLC	849,145	811,393
	MJ Gleeson PLC	23,498	151,869
	Mondi PLC	80,316	1,524,174
	Moneysupermarket.com Group PLC	330,495	822,739
	Morgan Advanced Materials PLC	234,614	913,120
	Morgan Sindall Group PLC	37,370	926,494
	Mortgage Advice Bureau Holdings Ltd.	9,355	105,889
*	Motorpoint group PLC	25,365	59,829
	MP Evans Group PLC	5,451	54,460
*	N Brown Group PLC	192,585	59,694
#*	Naked Wines PLC	7,094	12,921
*	National Express Group PLC	493,034	1,104,595
	Natwest Group PLC	948,147	2,879,766
#	Natwest Group PLC, Sponsored ADR	5,301	32,972
	NCC Group PLC	181,161	494,844
*Ω	Network International Holdings PLC	5,996	14,786
	Next Fifteen Communications Group PLC	34,972	437,885
	Next PLC	12,595	1,048,556
	Ninety One PLC	221,440	551,457
	Norcros PLC	52,269	142,252
	Numis Corp. PLC	65,499	206,421
*	Ocado Group PLC	6,185	63,583
*Ω	On the Beach Group PLC	58,406	79,217
	OSB Group PLC	309,755	1,989,789
*	Oxford Biomedica PLC	9,452	55,496
	Oxford Instruments PLC	24,746	686,716
	Pagegroup PLC	203,479	1,132,557
	Pan African Resources PLC	1,515,860	372,699
*	Pantheon Resources PLC	245,353	350,114
	Paragon Banking Group PLC	343,713	2,244,134
*	Parkmead Group PLC	43,266	35,463
	PayPoint PLC	42,372	309,480
	Pearson PLC	101,583	940,176
	Pearson PLC, Sponsored ADR	80,185	742,513
*	Pendragon PLC	1,383,100	370,789
	Pennon Group PLC	53,375	653,338
	Persimmon PLC	52,306	1,206,501
*	Petrofac Ltd.	265,549	373,546
	Pets at Home Group PLC	385,996	1,548,737
*	Pharos Energy PLC	185,147	52,007
	Phoenix Group Holdings PLC	325,856	2,567,295
	Phoenix Spree Deutschland Ltd.	1,965	8,099

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Photo-Me International PLC	267,503	$331,465
*	Playtech PLC	228,110	1,366,865
	Plus500 Ltd.	70,396	1,428,719
	Polar Capital Holdings PLC	40,485	241,242
	Porvair PLC	8,697	59,408
*	PPHE Hotel Group Ltd.	8,783	153,108
	Premier Foods PLC	912,815	1,295,912
	Provident Financial PLC	148,979	352,061
#	Prudential PLC, ADR	20,147	502,265
	Prudential PLC	25,712	317,142
*	PureTech Health PLC	61,903	147,810
	PZ Cussons PLC	168,186	431,520
	QinetiQ Group PLC	357,160	1,663,406
Ω	Quilter PLC	899,632	1,152,701
*	Rank Group PLC	148,414	163,037
	Rathbones Group PLC	41,067	906,693
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	343,983	406,199
	Reckitt Benckiser Group PLC	8,364	678,444
	Record PLC	46,761	40,032
	Redde Northgate PLC	231,835	1,038,601
	Redrow PLC	288,801	2,042,003
	RELX PLC, Sponsored ADR	35,523	1,048,639
	RELX PLC	1,141	33,864
	Renew Holdings PLC	27,034	245,059
*	Renewi PLC	85,721	792,563
	Renishaw PLC	14,112	749,180
*	Renold PLC	12,120	3,624
	Rentokil Initial PLC	237,994	1,571,464
*	Restaurant Group PLC	476,511	295,418
	Rhi Magnesita NV	7,622	216,007
	RHI Magnesita NV	17,095	471,264
	Ricardo PLC	54,522	276,464
	Rightmove PLC	134,417	1,050,842
	Rio Tinto PLC	7,021	423,854
#	Rio Tinto PLC, Sponsored ADR	73,351	4,476,612
	RM PLC	21,947	26,732
	Robert Walters PLC	41,421	273,380
*	Rolls-Royce Holdings PLC	39,121	42,757
	Rotork PLC	357,823	1,135,468
	Royal Mail PLC	680,062	2,350,155
	RPS Group PLC	248,157	342,977
	RWS Holdings PLC	55,639	259,930
	S&U PLC	911	23,038
Ω	Sabre Insurance Group PLC	182,418	243,045
*	Saga PLC	88,627	171,146
	Sage Group PLC	105,369	908,082
#*	Savannah Energy PLC	548,390	226,908
	Savills PLC	122,072	1,779,744
	Schroders PLC	12,500	453,396
	Schroders PLC	4,379	134,692
	ScS Group PLC	3,189	5,711
	Secure Trust Bank PLC	460	7,007
*	Senior PLC	428,343	757,436
	Serco Group PLC	802,418	1,846,118
	Serica Energy PLC	160,460	742,687
	Severfield PLC	241,984	173,405
	Severn Trent PLC	20,628	741,614
	Shell PLC	74,667	1,991,840

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Shell PLC, Sponsored ADR	333,674	$17,811,518
*	SIG PLC	594,916	264,747
	Sirius Real Estate Ltd.	113,143	131,698
	Smart Metering Systems PLC	56,635	650,175
	Smith & Nephew PLC, Sponsored ADR	18,712	483,705
	Smith & Nephew PLC	40,935	524,834
	Smiths Group PLC	82,618	1,559,183
	Softcat PLC	41,653	710,609
*	SolGold PLC	336,778	104,324
	Spectris PLC	28,041	1,066,557
	Speedy Hire PLC	517,975	296,112
	Spirax-Sarco Engineering PLC	8,561	1,249,126
*Ω	Spire Healthcare Group PLC	354,809	1,029,651
	Spirent Communications PLC	294,438	1,012,772
	SSE PLC	121,450	2,623,125
*	SSP Group PLC	188,234	585,355
	St. James's Place PLC	74,711	1,122,239
*	Staffline Group PLC	15,898	8,783
	Standard Chartered PLC	631,178	4,350,513
	SThree PLC	84,180	386,640
	Strix Group PLC	10,709	20,838
††	Studio Retail Group PLC	41,980	44,094
*	Superdry PLC	54,417	93,776
	Synthomer PLC	300,635	857,567
	Tate & Lyle PLC	238,642	2,337,826
	Tatton Asset Management PLC	1,745	8,691
	Taylor Wimpey PLC	2,459,127	3,827,578
	TBC Bank Group PLC	33,616	565,894
	TClarke PLC	5,747	11,348
*	Ted Baker PLC	77,577	83,302
	Telecom Plus PLC	55,123	1,515,222
	Tesco PLC	635,513	2,038,176
Ω	TI Fluid Systems PLC	106,474	226,645
	Topps Tiles PLC	105,193	50,065
	TP ICAP Group PLC	705,089	1,023,479
	Travis Perkins PLC	225,703	2,896,816
	Treatt PLC	16,560	162,936
*	Tremor International Ltd.	12,238	64,293
*	Tremor International Ltd., ADR	14,804	153,369
	Trifast PLC	53,698	61,473
	TT Electronics PLC	159,866	374,621
*	Tullow Oil PLC	419,921	263,565
	Tyman PLC	101,704	328,784
	Ultra Electronics Holdings PLC	56,105	2,395,943
	Unilever PLC, Sponsored ADR	24,421	1,188,326
	United Utilities Group PLC	34,058	452,513
*	Verici Dx PLC	1,745	483
	Vertu Motors PLC	352,720	252,871
	Vesuvius PLC	228,609	1,001,519
	Victrex PLC	30,047	707,697
	VIDENDUM PLC	25,958	408,832
	Virgin Money UK PLC	1,160,010	2,023,241
	Vistry Group PLC	229,090	2,582,515
	Vodafone Group PLC	2,860,761	4,215,781
	Vodafone Group PLC, Sponsored ADR	137,989	2,036,720
	Volex PLC	35,196	135,222
	Volution Group PLC	138,507	708,468
	Vp PLC	2,603	27,782
*Ω	Watches of Switzerland Group PLC	103,717	1,124,323

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Watkin Jones PLC	95,777	$256,556
	Weir Group PLC	62,631	1,280,728
*	WH Smith PLC	52,027	918,302
	Whitbread PLC	81,535	2,595,244
	Wickes Group PLC	242,688	402,974
	Wincanton PLC	79,650	365,705
	WPP PLC, Sponsored ADR	1,024	55,255
	WPP PLC	104,858	1,131,668
#*	Xaar PLC	64,800	178,292
	XP Power Ltd.	8,084	300,009
	XPS Pensions Group PLC	36,448	65,234
	Young & Co's Brewery PLC, Class A	22,216	336,000
TOTAL UNITED KINGDOM			403,749,543
UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	61,428	1,437,712
	Arko Corp.	5,764	52,623
*	GXO Logistics, Inc.	883	42,392
TOTAL UNITED STATES			1,532,727
TOTAL COMMON STOCKS			3,184,081,342
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,102	842,920
	Draegerwerk AG & Co. KGaA	8,169	428,625
	Fuchs Petrolub SE	27,123	812,687
	Henkel AG & Co. KGaA	8,167	521,735
	Jungheinrich AG	25,426	692,083
	Porsche Automobil Holding SE	33,026	2,390,478
	Sartorius AG	1,860	831,977
	Sixt SE	10,201	719,666
	STO SE & Co. KGaA	2,151	333,757
	Villeroy & Boch AGSeries A	8,449	162,285
	Volkswagen AG	34,183	4,833,129
TOTAL GERMANY			12,569,342
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd.	964	0
*	Magellan Financial Group Ltd. Warrants 04/16/2027	2,759	1,619
TOTAL AUSTRALIA			1,619
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	14,098	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	90,066	58,543
*	Treasury Metals, Inc.	5,738	403
TOTAL CANADA			58,946
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	18,700	620
ITALY — (0.0%)
*	Saipem SpA	2	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

ITALY — (Continued)
*	Webuild SpA	10,222	$0
PORTUGAL — (0.0%)
*	Greenvolt-Energias Renovaveis SA	1	1
SINGAPORE — (0.0%)
#*	Ezion Holdings Ltd. Warrants 04/16/23	926,726	0
SWEDEN — (0.0%)
#*	Cantargia AB RIGHTS	41,204	4,744
TOTAL RIGHTS/WARRANTS			65,930
TOTAL INVESTMENT SECURITIES (Cost $2,872,150,740)			3,196,716,614

			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	16,041,673	185,554,029
TOTAL INVESTMENTS — (100.0%)
(Cost $3,057,701,679)^^			$3,382,270,643
As of July 31, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	127	09/16/22	$24,942,304	$26,247,725	$1,305,421
Total Futures Contracts			$24,942,304	$26,247,725	$1,305,421
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,626,722	$202,551,885	—	$208,178,607
Austria	—	19,766,602	—	19,766,602
Belgium	3,492,352	38,728,726	—	42,221,078
Canada	380,563,489	756,528	—	381,320,017
China	672,859	1,036,260	—	1,709,119
Denmark	1,692,869	74,334,042	—	76,026,911
Finland	129,843	51,436,212	—	51,566,055
France	313,594	228,608,232	$1,672	228,923,498
Germany	6,037,357	182,571,265	—	188,608,622
Hong Kong	55,780	77,463,300	121,143	77,640,223
Ireland	6,544,825	12,855,308	—	19,400,133
Israel	5,029,369	35,814,666	—	40,844,035
Italy	1,755,039	73,073,263	—	74,828,302
Japan	10,985,325	740,689,662	—	751,674,987
Netherlands	13,194,849	96,599,120	—	109,793,969
New Zealand	11,296	13,036,788	—	13,048,084
Norway	242,603	33,454,734	—	33,697,337
Portugal	—	10,159,329	—	10,159,329

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$280,852	$32,142,274	$4,301	$32,427,427
Spain	1,643,529	65,793,337	—	67,436,866
Sweden	105,149	93,837,296	—	93,942,445
Switzerland	21,909,390	233,676,036	—	255,585,426
United Kingdom	53,690,206	350,015,243	44,094	403,749,543
United States	1,532,727	—	—	1,532,727
Preferred Stocks
Germany	—	12,569,342	—	12,569,342
Rights/Warrants
Australia	—	1,619	—	1,619
Canada	—	58,946	—	58,946
Hong Kong	—	620	—	620
Portugal	—	1	—	1
Sweden	—	4,744	—	4,744
Securities Lending Collateral	—	185,554,029	—	185,554,029
Futures Contracts**	1,305,421	—	—	1,305,421
TOTAL	$516,815,445	$2,866,589,409	$171,210^	$3,383,576,064
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$125,132,465
Investment in Dimensional Emerging Markets Value Fund		64,934,387
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	959,085	17,906,114
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $193,174,284)^^		$207,972,966
Summary of the Portfolio’s investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$207,972,966	—	—	$207,972,966
TOTAL	$207,972,966	—	—	$207,972,966

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.2%)
AUSTRALIA — (5.0%)
*	A2B Australia Ltd.	25,878	$21,029
	Accent Group Ltd.	81,685	75,337
	Acrow Formwork & Construction Services Ltd.	27,614	9,259
	Adairs Ltd.	34,588	58,627
	Adbri Ltd.	54,164	96,591
*	Aeris Resources Ltd.	24,186	7,290
*	Ainsworth Game Technology Ltd.	37,289	23,457
*	Alkane Resources Ltd.	119,817	66,438
*	Alliance Aviation Services Ltd.	17,216	38,797
*	Allkem Ltd.	33,663	271,539
*	AMP Ltd.	499,722	382,692
	Ampol Ltd.	12,187	288,728
	Ansell Ltd.	22,608	415,075
	Appen Ltd.	5,538	22,707
*	Aurelia Metals Ltd.	140,551	27,186
	Aurizon Holdings Ltd.	422,485	1,195,757
*	Aussie Broadband Ltd.	379	968
	Austal Ltd.	102,095	191,792
	Austin Engineering Ltd.	125,433	21,155
*	Australian Agricultural Co. Ltd.	93,256	120,945
	Australian Vintage Ltd.	49,798	23,051
	Auswide Bank Ltd.	11,165	52,322
	AVJennings Ltd.	21,750	7,228
	Bank of Queensland Ltd.	170,564	903,340
	Bapcor Ltd.	77,306	362,461
	Base Resources Ltd.	198,144	42,275
*	BCI Minerals Ltd.	184,277	32,577
	Beach Energy Ltd.	423,772	546,123
	Beacon Minerals Ltd.	563,983	11,837
	Bega Cheese Ltd.	62,241	152,276
	Bell Financial Group Ltd.	35,130	28,622
	Bendigo & Adelaide Bank Ltd.	152,298	1,105,170
	Brickworks Ltd.	20,482	302,833
	BWX Ltd.	41,408	19,809
*	Calima Energy Ltd.	94,438	9,008
	Cann Group, Ltd.	57,790	12,586
	Capitol Health Ltd.	168,805	32,979
	Capral Ltd.	4,333	25,916
*	Catapult Group International Ltd.	16,195	11,304
	Cedar Woods Properties Ltd.	19,289	56,457
	Challenger Ltd.	151,229	747,035
	Champion Iron Ltd.	63,179	215,560
*	Clean Seas Seafood Ltd.	24,111	9,296
	Cleanaway Waste Management Ltd.	151,723	292,293
	ClearView Wealth Ltd.	27,271	13,035
*	Cooper Energy Ltd.	826,066	130,661
	Costa Group Holdings Ltd.	82,236	149,087
	Countplus Ltd.	14,821	7,180
	CSR Ltd.	129,917	416,943
	Domain Holdings Australia Ltd.	48,883	122,387
	Downer EDI Ltd.	189,747	738,715
	Eagers Automotive Ltd.	20,848	184,305
	Earlypay Ltd.	24,700	8,644
*	Eclipx Group Ltd.	73,151	135,456
	Elanor Investor Group	16,331	18,869

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Elders Ltd.	38,689	$307,431
*	Electro Optic Systems Holdings Ltd.	34,320	21,957
	Emeco Holdings Ltd.	86,259	44,608
	Enero Group Ltd.	17,789	39,113
*	EnviroSuite Ltd.	119,836	13,492
	EQT Holdings Ltd.	4,943	88,733
	Estia Health Ltd.	60,522	84,715
	Eureka Group Holdings Ltd.	32,157	13,270
	Euroz Hartleys Group Ltd.	18,169	21,136
*	EVENT Hospitality & Entertainment Ltd.	20,678	206,830
	Evolution Mining Ltd.	365,980	676,067
*	Experience Co. Ltd.	51,659	9,978
	Finbar Group Ltd.	36,407	18,589
	Fleetwood Ltd.	26,550	31,963
	G8 Education Ltd.	173,233	129,328
*	Gascoyne Resources Ltd.	25,941	4,488
*	Genex Power Ltd.	204,048	30,703
	Genworth Mortgage Insurance Australia Ltd.	105,581	209,208
	Gold Road Resources Ltd.	214,077	209,253
*	Good Drinks Australia Ltd.	8,765	4,689
	GrainCorp Ltd., Class A	61,034	368,446
	Grange Resources Ltd.	148,290	117,253
	GUD Holdings Ltd.	31,339	193,888
	GWA Group Ltd.	57,237	83,477
	Harvey Norman Holdings Ltd.	149,891	437,403
	Healius Ltd.	153,379	417,902
	Healthia Ltd.	7,132	8,603
*	Helloworld Travel Ltd.	5,910	8,024
	Horizon Oil Ltd.	246,669	24,317
	HT&E Ltd.	46,336	42,403
	IGO Ltd.	37,067	290,451
	Iluka Resources Ltd.	98,164	666,241
	Image Resources NL	55,917	6,056
	Incitec Pivot Ltd.	495,739	1,263,066
	Insignia Financial Ltd.	180,831	393,420
	Integral Diagnostics Ltd.	39,443	85,508
	InvoCare Ltd.	31,005	240,525
	IVE Group Ltd.	19,904	30,011
	Jupiter Mines Ltd.	301,697	41,997
*	Karoon Energy Ltd.	132,359	174,890
	Kelsian Group Ltd.	16,427	70,750
	Lindsay Australia Ltd.	25,714	8,644
	Link Administration Holdings Ltd.	95,280	293,759
	MA Financial Group Ltd.	11,586	50,196
	MACA Ltd.	85,857	60,324
	Macmahon Holdings Ltd.	268,775	27,281
	Magellan Financial Group Ltd.	6,501	66,793
*	Maggie Beer Holdings Ltd.	39,479	9,690
	MaxiPARTS Ltd.	12,828	18,407
	McPherson's Ltd.	30,963	17,801
*	Mesoblast Ltd.	67,978	44,609
*	Metals X Ltd.	140,780	31,302
	Metcash Ltd.	102,927	300,026
	Michael Hill International Ltd.	60,880	44,995
*	MMA Offshore Ltd.	94,336	39,721
	Monadelphous Group Ltd.	22,809	165,587
	Monash IVF Group Ltd.	81,202	63,551
	MotorCycle Holdings Ltd.	10,754	18,072
	Mount Gibson Iron Ltd.	231,614	85,406

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Myer Holdings Ltd.	154,108	$50,838
	MyState Ltd.	29,015	97,433
	National Tyre & Wheel Ltd.	15,658	10,160
*	New Century Resources Ltd.	18,218	22,089
	New Hope Corp. Ltd.	117,510	364,055
	Newcrest Mining Ltd.	11,804	158,463
	Nickel Industries Ltd.	237,911	182,708
	Nine Entertainment Co. Holdings Ltd.	217,620	317,501
	NRW Holdings Ltd.	115,605	158,261
	Nufarm Ltd.	88,812	323,441
	OM Holdings Ltd.	28,351	12,832
*	Omni Bridgeway Ltd.	60,416	175,297
	oOh!media Ltd.	158,702	139,633
	Orica Ltd.	81,725	968,623
	Origin Energy Ltd.	257,433	1,080,797
	Orora Ltd.	8,694	21,762
	OZ Minerals Ltd.	93,959	1,254,843
	Pact Group Holdings Ltd.	19,104	27,175
*	Panoramic Resources Ltd.	490,517	67,880
*	Pantoro Ltd.	322,454	42,629
	Paragon Care Ltd.	53,048	11,739
	Peet Ltd.	121,341	88,541
	Pendal Group Ltd.	68,759	232,868
*	Peninsula Energy Ltd.	89,991	11,882
	PeopleIN Ltd.	895	2,139
	Perenti Global Ltd.	155,205	62,613
	Perpetual Ltd.	12,204	260,483
	Perseus Mining Ltd.	346,093	410,751
*	PointsBet Holdings Ltd.	7,470	16,929
	Premier Investments Ltd.	22,446	333,854
	Probiotec Ltd.	6,809	11,106
	Propel Funeral Partners Ltd.	10,928	35,874
	QANTM Intellectual Property Ltd.	10,224	7,114
	Qube Holdings Ltd.	324,642	631,471
	Ramelius Resources Ltd.	48,998	37,124
*	Red 5 Ltd.	234,724	43,536
	Regis Resources Ltd.	190,085	235,508
*	Reject Shop Ltd.	9,918	29,975
	Reliance Worldwide Corp. Ltd.	121,822	380,617
*	Resolute Mining Ltd.	86,232	16,943
	Ridley Corp. Ltd.	73,183	86,755
	Sandfire Resources Ltd.	106,905	344,999
	Select Harvests Ltd.	39,651	128,134
	Servcorp Ltd.	4,163	9,189
*	Service Stream Ltd.	144,495	106,683
	Seven Group Holdings Ltd.	1,949	24,148
	SG Fleet Group Ltd.	17,725	32,562
	Shaver Shop Group Ltd.	17,609	12,881
	Shriro Holdings Ltd.	11,748	6,335
*	Sierra Rutile Holdings, Ltd.	98,164	21,948
	Sigma Healthcare Ltd.	117,042	50,836
*	Silver Lake Resources Ltd.	262,048	264,958
*	Silver Mines Ltd.	231,211	30,608
	Sims Ltd.	47,006	488,815
	Southern Cross Electrical Engineering Ltd.	64,303	29,166
	Southern Cross Media Group Ltd.	60,126	50,477
*††	Speedcast International Ltd.	40,831	0
	SRG Global Ltd.	67,640	33,117
	St Barbara Ltd.	208,108	164,085

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Star Entertainment Grp Ltd.	97,273	$210,757
	Sunland Group Ltd.	37,093	65,651
	Super Retail Group Ltd.	37,548	262,115
*	Superloop Ltd.	108,931	64,649
	Symbio Holdings Ltd.	6,901	19,398
*	Syrah Resources Ltd.	170,622	177,775
	Tabcorp Holdings Ltd.	57,535	40,135
	Tassal Group Ltd.	58,211	200,464
	Ten Sixty Four Ltd.	76,973	33,953
	Tribune Resources Ltd.	2,830	7,320
*	Tuas Ltd.	29,329	31,803
	United Malt Grp Ltd.	78,780	203,452
	Vita Group Ltd.	38,057	5,211
Ω	Viva Energy Group Ltd.	208,931	392,492
*	West African Resources Ltd.	103,017	95,907
	Westgold Resources Ltd.	97,006	88,533
	Whitehaven Coal Ltd.	224,499	988,442
*	Wiluna Mining Corp. Ltd.	13,267	1,900
	Worley Ltd.	83,200	839,679
	Yancoal Australia Ltd.	15,750	55,289
TOTAL AUSTRALIA			32,747,463
AUSTRIA — (0.5%)
	Addiko Bank AG	2,488	26,211
	Agrana Beteiligungs AG	3,056	50,677
Ω	BAWAG Group AG	18,258	842,967
	Erste Group Bank AG	7,044	178,584
	Porr AG	2,823	35,071
	Raiffeisen Bank International AG	36,666	444,200
	Semperit AG Holding	819	16,607
	Strabag SE	3,720	153,997
	UBM Development AG	983	33,869
	UNIQA Insurance Group AG	32,519	222,791
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	209,770
	voestalpine AG	35,233	793,328
	Wienerberger AG	9,415	216,710
	Zumtobel Group AG	5,267	37,634
TOTAL AUSTRIA			3,262,416
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,770	995,201
	Ageas SA	51,129	2,231,540
*	AGFA-Gevaert NV	48,473	175,382
	Atenor	1,218	63,355
	Bekaert SA	10,693	378,719
	bpost SA	21,749	136,495
*	Cie d'Entreprises CFE	2,176	21,261
	Deceuninck NV	19,884	51,529
*	Deme Group NV	2,176	251,577
	D'ieteren Group	1,161	190,550
	Etablissements Franz Colruyt NV	788	21,788
*	Euronav NV	60,537	823,688
	Exmar NV	5,768	31,770
*	Galapagos NV	729	36,985
*	Greenyard NV	6,487	58,074
	Immobel SA	1,012	60,799
	Jensen-Group NV	1,292	39,271
*	Ontex Group NV	8,180	53,482

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Picanol	355	$25,773
	Proximus SADP	41,068	569,079
	Roularta Media Group NV	1,025	18,913
	Sipef NV	1,661	96,610
	Solvay SA	11,114	976,175
	TER Beke SA	150	15,123
*	Tessenderlo Group SA	5,186	162,533
	Viohalco SA	1,948	6,796
TOTAL BELGIUM			7,492,468
BRAZIL — (1.0%)
*	Alliar Medicos A Frente SA	8,300	33,029
	Allied Tecnologia SA	5,800	11,793
	Alper Consultoria e Corretora de Seguros SA	2,000	10,050
	Americanas SA	94,818	256,557
*	Anima Holding SA	25,236	21,851
	Atacadao SA	82,977	298,769
	Banco Modal SA	24,500	42,521
*	BK Brasil Operacao e Assessoria a Restaurantes SA	19,000	22,841
	Boa Vista Servicos SA	39,800	41,384
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	45,072
*	BRF SA	99,972	308,373
	Camil Alimentos SA	30,200	53,406
	CCR SA	52,624	132,117
	Cia Brasileira de Distribuicao	36,914	116,362
	Cia Siderurgica Nacional SA, Sponsored ADR	9,987	28,862
	Cia Siderurgica Nacional SA	112,675	320,336
	Cielo SA	85,886	73,535
*	Cogna Educacao	403,735	176,348
*	Construtora Tenda SA	16,600	12,544
	Cruzeiro do Sul Educacional SA	21,800	15,168
	CSU Cardsystem SA	11,000	30,104
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	149,433
	Dexco SA	80,844	152,341
	Diagnosticos da America SA	6,798	25,200
	Direcional Engenharia SA	14,900	34,096
	Enauta Participacoes SA	21,200	75,924
	Even Construtora e Incorporadora SA	18,597	19,193
	Ez Tec Empreendimentos e Participacoes SA	23,735	77,433
	Fras-Le SA	14,200	32,577
*	Gafisa SA	58,114	13,815
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,000	46,300
	Grendene SA	57,000	78,547
*	Grupo Mateus SA	63,884	52,968
	Grupo SBF SA	16,500	66,362
	Guararapes Confeccoes SA	20,300	29,268
*	Hidrovias do Brasil SA	122,297	52,709
	Hypera SA	26,070	214,592
	Iochpe-Maxion SA	33,526	101,535
*	IRB Brasil Resseguros SA	73,956	27,301
	JHSF Participacoes SA	65,076	71,690
	JSL SA	17,000	16,724
	Kepler Weber SA	12,000	47,405
	Lavvi Empreendimentos Imobiliarios Ltda	19,500	18,316
	Localiza Rent a Car SA	25,567	284,672
	Lojas Quero Quero SA	31,046	36,482
	M Dias Branco SA	8,978	54,051
	Mahle-Metal Leve SA	7,100	33,071
	Marcopolo SA	31,900	13,194

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Marisa Lojas SA	25,908	$10,966
	Mills Estruturas e Servicos de Engenharia SA	27,900	41,520
*	Moura Dubeux Engenharia SA	11,800	12,087
	Movida Participacoes SA	26,076	64,004
	MRV Engenharia e Participacoes SA	70,151	124,192
	Multiplan Empreendimentos Imobiliarios SA	56,491	259,849
	Natura & Co. Holding SA	143,487	432,061
	Porto Seguro SA	41,568	147,984
	Positivo Tecnologia SA	18,900	25,058
	Qualicorp Consultoria e Corretora de Seguros SA	17,300	32,934
	Romi SA	7,783	20,096
	Sao Carlos Empreendimentos e Participacoes SA	6,400	31,381
	Sinqia SA	11,154	37,337
	SLC Agricola SA	22,819	194,491
	Sul America SA	75,261	341,970
	TIM SA	157,083	382,226
	Tupy SA	19,896	87,558
	Ultrapar Participacoes SA	126,297	309,756
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	29,945
	Vibra Energia SA	102,499	329,837
	Vulcabras Azaleia SA	17,600	39,016
TOTAL BRAZIL			6,830,489
CANADA — (8.4%)
*	5N Plus, Inc.	24,802	34,669
	Acadian Timber Corp.	3,300	43,809
*	Advantage Energy Ltd.	59,400	510,713
	Aecon Group, Inc.	18,709	162,172
	AG Growth International, Inc.	5,200	137,781
	AGF Management Ltd., Class B	22,400	109,328
*	Aimia, Inc.	17,503	63,284
	Alamos Gold, Inc.,Class A	115,583	913,301
	Alaris Equity Partners Income	11,300	157,867
	Algoma Central Corp.	3,700	45,652
	AltaGas Ltd.	79,473	1,770,618
	Altius Minerals Corp.	14,510	207,245
	Amerigo Resources Ltd.	35,600	36,141
	Andrew Peller Ltd., Class A	8,402	38,055
	ARC Resources Ltd.	165,902	2,326,812
*	Aurora Cannabis, Inc.	16,393	23,114
	B2Gold Corp.	303,966	1,066,526
*	Baytex Energy Corp.	59,925	321,959
	Birchcliff Energy Ltd.	82,787	636,152
	Bird Construction, Inc.	14,359	81,632
	Black Diamond Group Ltd.	9,300	27,307
*	Bonterra Energy Corp.	1,808	13,625
*	Calfrac Well Services Ltd.	7,608	27,924
	Calian Group Ltd.	2,744	147,855
*	Calibre Mining Corp.	35,119	29,070
	Canaccord Genuity Group, Inc.	20,600	160,064
	Canacol Energy Ltd.	30,949	59,455
	Canadian Western Bank	25,824	521,703
*	Canfor Corp.	18,200	387,295
*	Canopy Growth Corp.	9,900	26,037
*	Capstone Mining Corp.	22,271	50,262
	Cardinal Energy Ltd.	36,370	264,137
	Cascades, Inc.	27,037	206,913
*	Celestica, Inc.	31,199	328,749
	Cenovus Energy, Inc.	41,578	792,240

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	64,400	$400,818
	CES Energy Solutions Corp.	68,511	142,313
	CI Financial Corp.	30,087	346,792
	Cogeco Communications, Inc.	3,921	253,806
	Cogeco, Inc.	1,600	85,263
*	Colabor Group, Inc.	12,300	7,876
	Conifex Timber, Inc.	8,294	11,982
*	Converge Technology Solutions Corp.	19,100	88,598
*	Copper Mountain Mining Corp.	45,910	58,080
	Corus Entertainment, Inc., Class B	55,143	161,913
	Crescent Point Energy Corp.	171,589	1,358,094
*	Crew Energy, Inc.	37,100	162,243
	Dexterra Group, Inc.	11,120	54,621
	Doman Building Materials Group Ltd.	18,957	99,630
	DREAM Unlimited Corp., Class A	10,700	275,741
	Dundee Precious Metals, Inc.	61,438	296,983
	Dynacor Gold Mines, Inc.	10,400	24,689
	E-L Financial Corp. Ltd.	500	314,318
*	Eldorado Gold Corp.	51,945	319,413
	Empire Co. Ltd., Class A	26,682	809,701
	Endeavour Mining PLC	42,516	838,672
	Enerflex Ltd.	11,333	52,216
*	Ensign Energy Services, Inc.	19,500	52,536
	EQB, Inc.	6,706	291,114
*	Equinox Gold Corp.	67,620	301,632
	Exchange Income Corp.	4,867	178,177
	Exco Technologies Ltd.	7,000	47,776
	Finning International, Inc.	37,889	828,466
	First Majestic Silver Corp.	43,983	336,910
*	Fortuna Silver Mines, Inc.	55,910	159,629
*	Frontera Energy Corp.	14,808	145,125
*	Galiano Gold, Inc.	46,170	19,470
	Gamehost, Inc.	1,600	10,458
	Gear Energy Ltd.	9,672	10,272
*	GoldMoney, Inc.	8,400	10,299
*	H2O Innovation, Inc.	7,000	10,660
	Hammond Power Solutions, Inc.	2,700	29,519
	Hardwoods Distribution, Inc.	1,900	49,557
*	Heroux-Devtek, Inc.	8,200	91,314
	High Liner Foods, Inc.	6,800	63,457
	HLS Therapeutics, Inc.	3,200	32,236
	Home Capital Group, Inc.	16,933	345,655
	Hudbay Minerals, Inc.	63,353	243,903
*	i-80 Gold Corp.	20,913	39,685
	iA Financial Corp., Inc.	30,144	1,658,620
*	IAMGOLD Corp.	80,304	132,533
	IGM Financial, Inc.	12,433	360,985
*	Interfor Corp.	15,644	386,290
*	Journey Energy, Inc.	9,502	41,999
*	Karora Resources, Inc.	45,210	118,272
	K-Bro Linen, Inc.	2,700	68,799
*	Kelt Exploration Ltd.	45,290	243,329
	Kinross Gold Corp.	332,028	1,135,274
	KP Tissue, Inc.	3,200	26,039
	Lassonde Industries, Inc., Class A	900	85,042
	Laurentian Bank of Canada	13,195	430,611
	Leon's Furniture Ltd.	8,521	111,125
	LifeWorks, Inc.	900	22,195
*	Lightspeed Commerce, Inc.	26,876	576,490

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*††	Lightstream Resources Ltd.	32,000	$0
	Linamar Corp.	13,684	623,851
	Logistec Corp., Class B	700	22,888
*	Lucara Diamond Corp.	96,116	48,788
*	Lundin Gold, Inc.	14,491	96,754
	Lundin Mining Corp.	164,550	927,766
	Magellan Aerospace Corp.	4,379	24,861
*	Major Drilling Group International, Inc.	5,791	43,369
*	Mandalay Resources Corp.	16,200	35,043
	Maple Leaf Foods, Inc.	20,749	440,241
	Martinrea International, Inc.	26,137	190,637
	Medical Facilities Corp.	7,992	61,475
*	MEG Energy Corp.	81,109	1,116,670
	Melcor Developments Ltd.	4,500	49,444
	Methanex Corp.	15,692	583,761
	MTY Food Group, Inc.	4,328	195,183
	Mullen Group Ltd.	27,386	312,237
	Neo Performance Materials, Inc.	1,628	18,498
*	New Gold, Inc.	163,375	133,961
#	NFI Group, Inc.	2,780	29,937
	North American Construction Group Ltd.	6,908	76,955
*	NuVista Energy Ltd.	53,200	473,194
*	OceanaGold Corp.	222,536	404,911
	Osisko Gold Royalties Ltd.	51,331	536,867
	Pan American Silver Corp.	50,246	1,021,501
	Paramount Resources Ltd., Class A	19,972	496,114
	Parex Resources, Inc.	30,636	570,350
	Park Lawn Corp.	10,023	269,644
	Pason Systems, Inc.	3,400	40,836
*	Petrus Resources Ltd.	7,000	11,643
	Peyto Exploration & Development Corp.	55,112	619,744
	PHX Energy Services Corp.	11,400	52,346
	Pizza Pizza Royalty Corp.	7,500	79,009
	Polaris Renewable Energy, Inc.	6,400	111,202
*	Precision Drilling Corp.	4,080	278,102
	Primo Water Corp.	39,200	517,410
	Quarterhill, Inc.	34,899	58,049
*	Real Matters, Inc.	15,600	71,632
	Rogers Sugar, Inc.	27,030	136,570
*	Roots Corp.	9,200	23,062
	Russel Metals, Inc.	16,034	344,583
	Sandstorm Gold Ltd.	47,632	283,410
	Savaria Corp.	3,900	41,389
	Secure Energy Services, Inc.	63,695	319,333
	Shaw Communications, Inc., Class B	49,246	1,331,119
*	ShawCor Ltd.	12,876	58,520
	Sienna Senior Living, Inc.	13,200	139,984
	SNC-Lavalin Group, Inc.	42,940	802,767
	SSR Mining, Inc.	62,368	1,027,718
	Stelco Holdings, Inc.	12,563	354,556
	Stella-Jones, Inc.	14,809	439,569
*Ω	STEP Energy Services Ltd.	5,100	19,555
*	SunOpta, Inc.	3,534	31,170
	Supremex, Inc.	4,400	11,889
	Surge Energy, Inc.	8,600	68,233
*	Taiga Building Products Ltd.	11,800	21,378
	Tamarack Valley Energy Ltd.	91,009	316,263
*	Taseko Mines Ltd.	74,112	81,604
	Tidewater Midstream & Infrastructure Ltd.	79,505	76,987

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TMX Group Ltd.	2,389	$245,122
*	Torex Gold Resources, Inc.	22,164	168,755
	Total Energy Services, Inc.	9,732	58,595
	Tourmaline Oil Corp.	49,686	3,112,965
	TransAlta Corp.	1,331	15,238
	Transcontinental, Inc., Class A	22,623	286,906
	TransGlobe Energy Corp.	24,100	92,971
	Tree Island Steel Ltd.	2,700	8,097
*	Trican Well Service Ltd.	59,975	177,507
*	Turquoise Hill Resources Ltd.	28,479	744,553
*	Uni-Select, Inc.	12,550	362,520
	Vermilion Energy, Inc.	45,347	1,172,558
	VersaBank	3,835	28,211
*	Viemed Healthcare, Inc.	8,153	64,001
	Wajax Corp.	6,900	112,508
	West Fraser Timber Co. Ltd.	20,594	1,928,089
	Western Forest Products, Inc.	106,255	123,634
	Westshore Terminals Investment Corp.	9,800	259,665
	Whitecap Resources, Inc.	143,960	1,100,593
	Winpak Ltd.	8,514	308,433
*	Xebec Adsorption, Inc.	18,924	11,084
	Yamana Gold, Inc.	287,677	1,374,875
TOTAL CANADA			54,920,093
CHILE — (0.1%)
	CAP SA	1,356	12,410
	Cia Sud Americana de Vapores SA	1,155,093	124,982
	Empresa Nacional de Telecomunicaciones SA	13,309	44,012
	Empresas CMPC SA	147,659	250,878
	Grupo Security SA	256,604	37,162
	Inversiones Aguas Metropolitanas SA	75,503	33,097
	Itau CorpBanca Chile SA	10,584,137	22,869
	Ripley Corp. SA	163,691	24,431
	Salfacorp SA	79,404	21,924
	Sigdo Koppers SA	49,252	48,153
	SMU SA	429,812	43,883
	Sociedad Matriz SAAM SA	244,501	15,325
	SONDA SA	126,380	41,514
TOTAL CHILE			720,640
CHINA — (7.1%)
Ω	3SBio, Inc.	254,000	169,069
	AAC Technologies Holdings, Inc.	121,000	234,598
Ω	AAG Energy Holdings Ltd.	149,000	27,818
	Accelink Technologies Co. Ltd., Class A	5,700	15,074
	ADAMA Ltd., Class A	16,500	26,559
	Addsino Co. Ltd., Class A	17,200	29,185
	Advanced Technology & Materials Co. Ltd., Class A	23,600	32,984
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	15,800	22,512
	Agile Group Holdings Ltd.	310,000	101,580
*	Alibaba Pictures Group Ltd.	1,860,000	158,708
Ω	A-Living Smart City Services Co. Ltd.	121,750	148,506
	Aluminum Corp. of China Ltd., Class H	930,000	340,614
	Angang Steel Co. Ltd., Class H	296,200	98,165
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	32,599
	Anhui Guangxin Agrochemical Co. Ltd., Class A	7,140	28,016
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	21,163
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	23,900	19,060

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	$16,573
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	23,566
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	11,700	39,331
*	Anton Oilfield Services Group	198,000	10,746
	Aoshikang Technology Co. Ltd., Class A	4,000	17,036
	APT Satellite Holdings Ltd.	81,000	21,559
Ω	AsiaInfo Technologies Ltd.	26,000	41,468
	AviChina Industry & Technology Co. Ltd., Class H	532,000	283,846
Ω	BAIC Motor Corp. Ltd., Class H	129,500	34,849
	Bank of Changsha Co. Ltd., Class A	47,200	51,895
	Bank of Chengdu Co. Ltd., Class A	13,600	31,140
	Bank of Chongqing Co. Ltd., Class H	106,000	55,841
	Bank of Guiyang Co. Ltd., Class A	46,500	38,679
	Bank of Suzhou Co. Ltd., Class A	53,240	50,707
*	Baoye Group Co. Ltd., Class H	46,000	23,295
*	Baozun, Inc., Class A	28,500	84,181
	Beibuwan Port Co. Ltd., Class A	16,200	18,886
	Beijing Capital Development Co. Ltd., Class A	28,800	19,050
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	98,890	43,223
*	Beijing Capital International Airport Co. Ltd., Class H	318,000	186,938
*	Beijing Energy International Holding Co. Ltd.	946,000	27,843
*	Beijing Enterprises Clean Energy Group Ltd.	2,900,000	29,558
	Beijing Enterprises Water Group Ltd.	966,000	292,873
*††	Beijing Gas Blue Sky Holdings Ltd.	824,000	6,508
	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	24,166
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	33,054
*	Beijing Jingyuntong Technology Co. Ltd., Class A	20,200	27,260
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	56,582	20,753
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	10,800	14,509
	Beijing Originwater Technology Co. Ltd., Class A	52,600	43,478
	Beijing Shunxin Agriculture Co. Ltd., Class A	8,700	30,358
	Beijing Sinnet Technology Co. Ltd., Class A	19,300	27,536
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	8,060
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	22,484
	Beijing Ultrapower Software Co. Ltd., Class A	28,300	17,779
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	21,774
	Beijing Yanjing Brewery Co. Ltd., Class A	43,789	53,959
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	2,280	7,195
*	Berry Genomics Co. Ltd., Class A	6,600	12,913
	Bestsun Energy Co. Ltd., Class A	22,800	16,154
	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	8,489
	Binhai Investment Co. Ltd.	52,000	10,731
	Black Peony Group Co. Ltd., Class A	16,600	19,166
*	Blue Sail Medical Co. Ltd., Class A	16,000	20,797
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	48,800	43,188
	Bright Dairy & Food Co. Ltd., Class A	20,200	36,292
*††	Brilliance China Automotive Holdings Ltd.	712,000	125,490
	B-Soft Co. Ltd., Class A	17,500	18,088
	BYD Electronic International Co. Ltd.	124,000	318,580
	C&D International Investment Group Ltd.	37,796	91,948
	Cabbeen Fashion Ltd.	48,000	10,150
	Caitong Securities Co. Ltd., Class A	61,620	66,723
	Camel Group Co. Ltd., Class A	11,700	20,236
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	17,100	15,947
	Canny Elevator Co. Ltd., Class A	12,300	14,799
*	Capital Environment Holdings Ltd.	1,066,000	24,584
	Carrianna Group Holdings Co. Ltd.	118,000	8,088
*	CECEP Solar Energy Co. Ltd., Class A	38,300	50,791

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	52,500	$42,535
	Central China Management Co. Ltd.	166,000	18,157
	Central China New Life Ltd.	41,000	17,375
	Central China Real Estate Ltd.	172,366	15,158
	Central China Securities Co. Ltd., Class H	169,000	25,627
#	CGN New Energy Holdings Co. Ltd.	216,000	86,580
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	17,947
	Changchun Faway Automobile Components Co. Ltd., Class A	9,900	14,671
	Changjiang Securities Co. Ltd., Class A	61,500	49,684
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	24,600	27,746
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	18,969
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	16,059
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,800	20,530
	Chengdu Wintrue Holding Co. Ltd., Class A	10,400	22,445
	Chengtun Mining Group Co. Ltd., Class A	29,600	34,672
*	Chengzhi Co. Ltd., Class A	18,300	27,488
*	Chiho Environmental Group Ltd.	104,000	9,281
	China Aerospace International Holdings Ltd.	540,000	30,603
	China Aircraft Leasing Group Holdings Ltd.	31,500	19,212
Ω	China Bohai Bank Co. Ltd., Class H	451,500	80,436
*	China Boton Group Co. Ltd.	52,000	20,951
	China CAMC Engineering Co. Ltd., Class A	10,100	12,191
	China Cinda Asset Management Co. Ltd., Class H	1,650,000	227,290
	China Coal Energy Co. Ltd., Class H	422,000	328,285
	China Communications Services Corp. Ltd., Class H	444,000	180,515
*	China Conch Environment Protection Holdings Ltd.	165,000	130,652
	China Conch Venture Holdings Ltd.	180,500	349,933
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	19,350
	China Design Group Co. Ltd., Class A	12,100	16,405
*	China Dili Group	516,800	91,000
Ω	China East Education Holdings Ltd.	81,000	32,888
*	China Eastern Airlines Corp. Ltd., Class H	186,000	67,771
	China Education Group Holdings Ltd.	191,000	161,873
	China Electronics Huada Technology Co. Ltd.	240,000	22,663
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	30,542
*	China Energy Engineering Corp Ltd	142,303	48,441
	China Energy Engineering Corp. Ltd., Class H	192,000	25,458
Ω	China Everbright Greentech Ltd.	99,000	22,445
	China Everbright Water Ltd.	62,444	12,664
	China Foods Ltd.	162,000	51,585
	China Galaxy Securities Co. Ltd., Class H	650,000	321,443
	China Gas Holdings Ltd.	303,200	466,062
#	China Glass Holdings Ltd.	190,000	30,512
	China Gold International Resources Corp. Ltd.	67,949	188,083
	China Great Wall Securities Co. Ltd., Class A	42,300	56,563
*	China Green Agriculture, Inc.	1,150	5,391
	China Hanking Holdings Ltd.	63,000	8,508
	China Harmony Auto Holding Ltd.	162,000	54,717
	China Harzone Industry Corp. Ltd., Class A	14,600	16,728
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	22,931
#*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	47,209
	China Hongqiao Group Ltd.	403,500	420,477
††	China Huiyuan Juice Group Ltd.	110,500	4,935
	China International Marine Containers Group Co. Ltd., Class H	185,520	179,542
	China Isotope & Radiation Corp.	6,400	14,842
	China Jinmao Holdings Group Ltd.	924,000	214,429
	China Lesso Group Holdings Ltd.	189,000	231,631
	China Lilang Ltd.	89,000	41,886
*Ω	China Literature Ltd.	73,400	289,275

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Maple Leaf Educational Systems Ltd.	208,000	$9,406
	China Medical System Holdings Ltd.	139,000	220,969
	China Merchants Energy Shipping Co. Ltd., Class A	62,880	64,623
	China Merchants Land Ltd.	142,000	11,770
	China Merchants Port Holdings Co. Ltd.	332,388	536,091
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	32,091
	China Modern Dairy Holdings Ltd.	635,000	83,399
	China National Accord Medicines Corp. Ltd., Class A	5,600	24,033
	China National Building Material Co. Ltd., Class H	918,200	921,619
	China National Medicines Corp. Ltd., Class A	13,000	50,575
Ω	China New Higher Education Group Ltd.	92,000	29,292
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	18,150
*	China Nuclear Energy Technology Corp. Ltd.	112,000	9,697
*	China Oil & Gas Group Ltd.	920,000	36,910
	China Oilfield Services Ltd., Class H	180,000	165,812
	China Overseas Grand Oceans Group Ltd.	395,500	190,579
	China Publishing & Media Co. Ltd., Class A	20,600	14,147
	China Railway Group Ltd., Class H	200,000	119,059
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	79,923
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	22,639
	China Reinsurance Group Corp., Class H	1,048,000	82,819
Ω	China Renaissance Holdings Ltd.	47,200	54,438
	China Resources Cement Holdings Ltd.	476,000	292,787
	China Resources Medical Holdings Co. Ltd.	184,000	111,997
Ω	China Resources Pharmaceutical Group Ltd.	315,000	188,917
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,900	58,677
	China Risun Group Ltd.	177,000	69,882
	China Sanjiang Fine Chemicals Co. Ltd.	169,000	31,263
	China SCE Group Holdings Ltd.	170,000	14,921
*	China Shanshui Cement Group Ltd.	270,000	65,788
#*Ω	China Shengmu Organic Milk Ltd.	623,000	29,401
	China Shuifa Singyes Energy Holdings Ltd.	151,000	22,289
	China South City Holdings Ltd.	748,000	50,575
	China South Publishing & Media Group Co. Ltd., Class A	18,500	24,489
*	China Southern Airlines Co. Ltd., Class H	412,000	223,128
	China Starch Holdings Ltd.	325,000	11,620
	China State Construction Development Holdings Ltd.	52,000	14,294
	China State Construction International Holdings Ltd.	342,000	354,624
	China Sunshine Paper Holdings Co. Ltd.	134,000	34,166
	China Taiping Insurance Holdings Co. Ltd.	250,800	264,463
*	China Tianbao Group Development Co. Ltd.	35,000	13,716
#*	China Tianrui Group Cement Co. Ltd.	50,000	39,995
	China Tianying, Inc., Class A	27,400	27,295
	China Traditional Chinese Medicine Holdings Co. Ltd.	614,000	260,655
*	China TransInfo Technology Co. Ltd., Class A	17,800	27,065
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,100	26,586
Ω	China Vast Industrial Urban Development Co. Ltd.	95,000	28,303
	China West Construction Group Co. Ltd., Class A	13,900	16,095
Ω	China Xinhua Education Group Ltd.	30,000	4,455
	China XLX Fertiliser Ltd.	112,000	72,405
	China Yongda Automobiles Services Holdings Ltd.	187,500	161,675
Ω	China Yuhua Education Corp. Ltd.	378,000	55,732
*	China Zheshang Bank Co. Ltd., Class H	234,000	109,293
*††	China Zhongwang Holdings Ltd.	319,600	12,825
	Chinasoft International Ltd.	480,000	410,934
*	Chindata Group Holdings Ltd., ADR	12,972	92,620
	Chongqing Department Store Co. Ltd., Class A	4,700	15,592
*	Chongqing Dima Industry Co. Ltd., Class A	54,600	17,489

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	9,000	$16,912
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	16,180
	Chongqing Rural Commercial Bank Co. Ltd., Class H	450,000	156,593
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	19,107
#	CIFI Holdings Group Co. Ltd.	795,729	216,114
	CIMC Enric Holdings Ltd.	134,000	124,567
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	11,923
	Cinda Real Estate Co. Ltd., Class A	18,201	16,066
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	19,319
	CITIC Resources Holdings Ltd.	648,000	40,560
	City Development Environment Co. Ltd., Class A	13,200	20,807
*	Citychamp Watch & Jewellery Group Ltd.	196,000	29,675
	CMST Development Co. Ltd., Class A	24,300	20,079
	CNHTC Jinan Truck Co. Ltd., Class A	14,420	28,027
	CNOOC Energy Technology & Services Ltd., Class A	77,500	29,395
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	14,000	42,255
	COFCO Biotechnology Co. Ltd., Class A	24,800	32,014
	COFCO Joycome Foods Ltd.	409,000	177,448
*	Comba Telecom Systems Holdings Ltd.	70,000	12,654
	Concord New Energy Group Ltd.	1,310,000	123,350
	Consun Pharmaceutical Group Ltd.	68,000	37,263
*	Coolpad Group Ltd.	528,000	8,197
	COSCO SHIPPING Development Co. Ltd., Class H	845,000	137,090
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	34,000	23,378
#	Country Garden Holdings Co. Ltd.	1,443,000	558,036
	CPMC Holdings Ltd.	124,000	48,917
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	22,806
*	Crazy Sports Group Ltd.	304,000	11,214
	CSG Holding Co. Ltd., Class A	23,200	22,967
	CTS International Logistics Corp. Ltd., Class A	14,800	20,151
	Da Ming International Holdings Ltd.	72,000	22,787
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	35,965
	Dashang Co. Ltd., Class A	12,618	32,588
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	20,504
	Dazzle Fashion Co. Ltd., Class A	7,000	14,684
	DBG Technology Co. Ltd., Class A	11,100	18,336
*	Deppon Logistics Co. Ltd., Class A	6,000	11,899
	Dexin China Holdings Co. Ltd.	150,000	41,595
	DHC Software Co. Ltd., Class A	27,900	25,650
	Digital China Group Co. Ltd., Class A	8,002	21,987
	Digital China Information Service Co. Ltd., Class A	10,300	17,208
	Dong-E-E-Jiao Co. Ltd., Class A	6,500	34,571
	Dongfang Electronics Co. Ltd., Class A	20,400	24,745
	Dongguan Development Holdings Co. Ltd., Class A	12,900	19,322
	Dongjiang Environmental Co. Ltd., Class H	33,400	12,424
	Dongxing Securities Co. Ltd., Class A	36,800	44,895
	Dongyue Group Ltd.	246,000	267,559
*	DouYu International Holdings Ltd., ADR	30,580	34,861
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	21,812
	E-Commodities Holdings Ltd.	216,000	49,361
	Edvantage Group Holdings Ltd.	47,711	13,369
	EEKA Fashion Holdings Ltd.	32,500	52,205
	EIT Environmental Development Group Co. Ltd., Class A	5,880	16,034
	Essex Bio-technology Ltd.	43,000	19,458
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	42,820
	EVA Precision Industrial Holdings Ltd.	164,000	44,020
Ω	Everbright Securities Co. Ltd., Class H	13,400	8,528
	Fangda Special Steel Technology Co. Ltd., Class A	26,900	26,808
	Fanhua, Inc., Sponsored ADR	9,200	48,438

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	15,600	$13,850
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	41,898
*	FIH Mobile Ltd.	758,000	101,469
	Financial Street Holdings Co. Ltd., Class A	39,900	33,978
	First Capital Securities Co. Ltd., Class A	22,500	20,424
	Fosun International Ltd.	522,000	411,265
	Fountain SET Holdings Ltd.	142,000	19,513
	FriendTimes, Inc.	88,000	13,098
	Fufeng Group Ltd.	298,000	172,799
	Fujian Funeng Co. Ltd., Class A	19,100	33,522
	Fujian Longking Co. Ltd., Class A	24,700	44,585
	Fujian Star-net Communication Co. Ltd., Class A	5,600	18,765
	Fujian Sunner Development Co. Ltd., Class A	13,100	38,506
	Fulongma Group Co. Ltd., Class A	10,300	16,481
	Gansu Qilianshan Cement Group Co. Ltd., Class A	7,600	12,794
	Gansu Shangfeng Cement Co. Ltd., Class A	9,120	19,989
	GCI Science & Technology Co. Ltd., Class A	10,000	37,197
*	GDS Holdings Ltd., Class A	145,600	498,705
	Gemdale Corp., Class A	50,904	88,572
	Gemdale Properties & Investment Corp. Ltd.	1,178,000	97,461
*	Genimous Technology Co. Ltd., Class A	25,100	21,939
	Giant Network Group Co. Ltd., Class A	20,000	24,924
*	Glorious Property Holdings Ltd.	64,000	1,094
*	Glory Sun Financial Group Ltd.	1,808,000	7,620
	Golden Eagle Retail Group Ltd.	46,000	32,379
	Goldenmax International Technology Ltd., Class A	9,000	12,246
	Goldlion Holdings Ltd.	60,000	10,392
*	Goodbaby International Holdings Ltd.	272,000	31,893
*	Grand Industrial Holding Group Co. Ltd.	11,200	18,596
	Grand Pharmaceutical Group Ltd., Class L	216,500	119,960
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	37,593
*	Greattown Holdings Ltd., Class A	24,300	11,835
	Greatview Aseptic Packaging Co. Ltd.	145,000	27,299
	Greenland Hong Kong Holdings Ltd.	219,000	25,396
	Greentown China Holdings Ltd.	160,500	317,254
	Guangdong Advertising Group Co. Ltd., Class A	27,400	19,310
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	17,077
	Guangdong Dongpeng Holdings Co. Ltd.	10,200	12,287
*	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	64,248
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	9,267
	Guangdong Hybribio Biotech Co. Ltd., Class A	6,900	21,063
	Guangdong Provincial Expressway Development Co. Ltd., Class A	9,900	11,227
	Guangdong South New Media Co. Ltd., Class A	4,100	21,021
	Guangdong Tapai Group Co. Ltd., Class A	11,600	14,216
	Guangdong Topstar Technology Co. Ltd., Class A	7,800	18,155
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	22,667
*	Guangshen Railway Co. Ltd., Class H	234,000	39,628
	Guangxi Liugong Machinery Co. Ltd., Class A	17,000	16,242
	Guangxi LiuYao Group Co. Ltd., Class A	5,700	14,150
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	39,700	16,757
	Guangzhou Baiyun International Airport Co. Ltd., Class A	23,000	44,201
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	79,252
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	40,937
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	16,200	20,944
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	17,259
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	17,900	20,486
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	18,503	23,273
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	24,541
	Guomai Technologies, Inc., Class A	21,300	18,339

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guoyuan Securities Co. Ltd., Class A	62,010	$59,577
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	78,504
	Haitian International Holdings Ltd.	96,000	229,740
	Haitong Securities Co. Ltd., Class H	551,600	369,434
*	Hand Enterprise Solutions Co. Ltd., Class A	15,300	19,983
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	8,300	23,885
	Hangcha Group Co. Ltd., Class A	8,200	18,167
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	32,312
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	30,400	43,033
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	2,900	8,579
*Ω	Harbin Bank Co. Ltd., Class H	258,000	20,052
*	Harbin Electric Co. Ltd., Class H	200,000	57,867
*	Harbin Pharmaceutical Group Co. Ltd., Class A	112,200	48,141
††	Harmonicare Medical Holdings Ltd.	118,000	5,750
*	HC Group, Inc.	168,000	9,416
	Health & Happiness H&H International Holdings Ltd.	16,000	19,240
#*	Hebei Construction Group Corp. Ltd., Class H	58,000	7,396
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	19,429
	Henan Pinggao Electric Co. Ltd., Class A	20,100	25,650
	Henan Shenhuo Coal & Power Co. Ltd., Class A	32,400	69,267
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	15,576
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	19,099
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	19,760
	Hengan International Group Co. Ltd.	80,000	387,217
	Hengtong Optic-electric Co. Ltd., Class A	23,600	54,906
	Hesteel Co. Ltd., Class A	133,300	55,307
	Hexing Electrical Co. Ltd., Class A	5,492	13,293
	Hisense Home Appliances Group Co. Ltd., Class H	68,000	78,520
*	Homeland Interactive Technology Ltd.	52,000	10,416
*	Hongda Xingye Co. Ltd., Class A	66,300	36,204
*††Ω	Honworld Group Ltd.	49,000	3,593
Ω	Hope Education Group Co. Ltd.	606,000	50,994
#	Hopson Development Holdings Ltd.	186,449	246,429
††	Hua Han Health Industry Holdings Ltd.	604,000	4,332
*Ω	Hua Hong Semiconductor Ltd.	104,000	311,500
	Huaan Securities Co. Ltd., Class A	44,460	28,636
	Huafa Industrial Co. Ltd. Zhuhai, Class A	22,100	25,506
	Huafu Fashion Co. Ltd., Class A	27,700	15,115
	Huaibei Mining Holdings Co. Ltd., Class A	21,800	42,189
	Huapont Life Sciences Co. Ltd., Class A	24,200	21,230
Ω	Huatai Securities Co. Ltd., Class H	206,600	272,528
	Huaxi Securities Co. Ltd., Class A	40,400	44,660
	Huaxin Cement Co. Ltd., Class A	12,200	32,533
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,000	37,873
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	32,413
	Huishang Bank Corp. Ltd., Class H	173,800	55,912
	Hunan Gold Corp. Ltd., Class A	19,200	35,181
	Hunan Valin Steel Co. Ltd., Class A	49,400	33,392
*	Hytera Communications Corp. Ltd., Class A	23,700	18,699
*	HyUnion Holding Co. Ltd., Class A	23,200	25,945
*Ω	iDreamSky Technology Holdings Ltd.	92,000	55,874
	IKD Co. Ltd., Class A	4,900	14,275
Ω	IMAX China Holding, Inc.	13,500	12,062
	Infore Environment Technology Group Co. Ltd., Class A	36,100	27,314
*Ω	Ingdan, Inc.	66,000	18,319
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	23,000	45,589
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	4,060	11,006
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	19,300	21,752
	Inner Mongolia Yitai Coal Co. Ltd., Class H	28,300	38,102

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	43,200	$58,666
*	Inspur International Ltd.	80,000	28,450
	Intco Medical Technology Co. Ltd., Class A	9,720	33,214
	IReader Technology Co. Ltd., Class A	9,500	21,938
*	IRICO Group New Energy Co. Ltd., Class H	6,600	8,237
	IVD Medical Holding Ltd.	81,000	23,741
*	JH Educational Technology, Inc.	40,000	19,207
	Jiangling Motors Corp. Ltd., Class A	5,500	15,070
*	Jiangnan Group Ltd.	1,026,000	29,435
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,277	21,793
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	43,835
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	24,161
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	29,000	60,653
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	18,571
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,300	33,842
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	30,426
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	13,900	28,134
	Jiangsu Shagang Co. Ltd., Class A	21,700	14,610
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,400	42,856
	Jiangsu Sopo Chemical Co., Class A	13,000	20,620
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	20,825
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	9,600	15,937
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,600	14,668
	Jiangzhong Pharmaceutical Co. Ltd., Class A	11,300	25,266
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,700	15,748
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	10,378
#	Jinchuan Group International Resources Co. Ltd.	245,000	26,250
*	Jingrui Holdings Ltd.	113,000	8,493
*	JinkoSolar Holding Co. Ltd., ADR	8,667	574,795
*	Jinmao Property Services Co. Ltd.	15,891	8,171
	Jinneng Science&Technology Co. Ltd., Class A	14,000	20,292
	Jiuzhitang Co. Ltd., Class A	14,600	19,358
	Jizhong Energy Resources Co. Ltd., Class A	56,900	56,843
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	44,236
	Jointown Pharmaceutical Group Co. Ltd., Class A	23,900	40,243
*	Joy City Property Ltd.	762,000	27,106
	JSTI Group, Class A	22,800	22,377
	Ju Teng International Holdings Ltd.	128,000	23,186
	JY Grandmark Holdings Ltd.	50,000	9,196
*	Kaisa Prosperity Holdings Ltd.	9,000	4,596
*	Kaishan Group Co. Ltd., Class A	9,700	22,083
*Ω	Kangda International Environmental Co. Ltd.	94,000	7,540
*	Kasen International Holdings Ltd.	167,000	10,088
	Keshun Waterproof Technologies Co. Ltd., Class A	12,400	19,663
	Kinetic Development Group Ltd.	342,000	25,278
	Kingboard Holdings Ltd.	148,000	433,005
	Kingboard Laminates Holdings Ltd.	166,500	152,594
	Kingsoft Corp. Ltd.	165,800	553,599
*	Ko Yo Chemical Group Ltd.	668,000	21,707
	Konka Group Co. Ltd., Class A	21,700	17,143
	KPC Pharmaceuticals, Inc., Class A	16,600	28,552
	Kunlun Energy Co. Ltd.	734,000	540,347
	Kunming Yunnei Power Co. Ltd., Class A	42,200	19,815
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	11,400	13,275
	KWG Living Group Holdings Ltd.	152,000	31,004
	Lao Feng Xiang Co. Ltd., Class A	5,000	28,300
*	Launch Tech Co. Ltd., Class H	62,500	23,672
	Lee & Man Chemical Co. Ltd.	38,000	33,473
	Lee & Man Paper Manufacturing Ltd.	278,000	105,836

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lee's Pharmaceutical Holdings Ltd.	45,000	$11,061
Ω	Legend Holdings Corp., Class H	71,100	81,473
*	Leo Group Co. Ltd., Class A	102,800	29,683
	Leyard Optoelectronic Co. Ltd., Class A	22,500	21,547
	Lianhe Chemical Technology Co. Ltd., Class A	10,100	28,150
	Liao Ning Oxiranchem, Inc., Class A	13,300	21,545
	Liaoning Port Co. Ltd., Class H	284,000	26,784
	Lier Chemical Co. Ltd., Class A	7,560	25,216
*	Lifestyle China Group Ltd.	124,000	12,501
	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	19,696
	Logan Group Co. Ltd.	263,000	73,038
	Loncin Motor Co. Ltd., Class A	38,300	29,384
	Long Yuan Construction Group Co. Ltd., Class A	13,100	14,673
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	20,973
	Lonking Holdings Ltd.	411,000	81,525
	Luenmei Quantum Co. Ltd., Class A	23,600	26,100
	Luolai Lifestyle Technology Co. Ltd., Class A	7,800	12,641
*	Luoniushan Co. Ltd., Class A	14,800	14,787
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	11,700	12,766
	Luxi Chemical Group Co. Ltd., Class A	15,000	31,398
*Ω	Luye Pharma Group Ltd.	360,500	108,135
	Maanshan Iron & Steel Co. Ltd., Class H	298,000	80,017
	Maccura Biotechnology Co. Ltd., Class A	7,900	22,422
*Ω	Maoyan Entertainment	72,600	65,896
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	14,881
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,100	19,537
*	Meilleure Health International Industry Group Ltd.	432,000	16,482
#*Ω	Meitu, Inc.	365,500	38,788
	Metallurgical Corp. of China Ltd., Class H	362,000	75,692
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	20,631
Ω	Midea Real Estate Holding Ltd.	67,200	79,863
	Minmetals Land Ltd.	340,000	29,421
Ω	Minsheng Education Group Co. Ltd.	64,000	5,237
	Minth Group Ltd.	134,000	358,214
*	MMG Ltd.	384,000	113,588
	Monalisa Group Co. Ltd., Class A	5,300	10,228
*	Montnets Cloud Technology Group Co. Ltd., Class A	6,900	13,793
*††	Nan Hai Corp. Ltd.	1,800,000	6,031
	NanJi E-Commerce Co. Ltd., Class A	27,200	20,231
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	34,006
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	21,200	31,807
	NetDragon Websoft Holdings Ltd.	42,000	83,911
	New China Life Insurance Co. Ltd., Class H	164,800	392,723
*	New World Department Store China Ltd.	124,000	17,179
	Newland Digital Technology Co. Ltd., Class A	9,700	21,966
#	Nexteer Automotive Group Ltd.	186,000	149,449
	Nine Dragons Paper Holdings Ltd.	370,000	305,155
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,500	21,625
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,900	34,991
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	20,055
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	17,499
	Northeast Securities Co. Ltd., Class A	37,100	38,269
	NSFOCUS Technologies Group Co. Ltd., Class A	15,200	22,924
	Offshore Oil Engineering Co. Ltd., Class A	62,700	39,349
	Opple Lighting Co. Ltd., Class A	6,900	17,049
	ORG Technology Co. Ltd., Class A	27,900	20,967
*	Orient Group, Inc., Class A	68,600	29,253
Ω	Orient Securities Co. Ltd., Class H	58,800	28,209
*	Ourpalm Co. Ltd., Class A	18,300	8,768

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pacific Online Ltd.	71,000	$9,693
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	8,000	22,857
	PAX Global Technology Ltd.	107,000	100,111
	PCI Technology Group Co. Ltd., Class A	18,500	17,571
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	33,100	58,811
*	Polaris Bay Group Co. Ltd., Class A	6,800	8,119
	Poly Property Group Co. Ltd.	536,637	115,018
	Pou Sheng International Holdings Ltd.	447,000	48,955
	Powerlong Real Estate Holdings Ltd.	117,000	15,664
	Prinx Chengshan Holding Ltd.	20,000	18,162
	Pujiang International Group Ltd.	26,000	9,877
	Qingdao East Steel Tower Stock Co. Ltd., Class A	12,900	20,112
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	15,802
	Qingdao Gon Technology Co. Ltd., Class A	4,200	16,022
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	23,947
	Qingdao Rural Commercial Bank Corp., Class A	88,900	40,960
	Qingdao TGOOD Electric Co. Ltd., Class A	11,100	31,372
	Radiance Holdings Group Co. Ltd.	101,000	54,694
	Rainbow Digital Commercial Co. Ltd., Class A	15,000	13,461
	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	19,035
Ω	Red Star Macalline Group Corp. Ltd., Class H	112,520	42,831
Ω	Redco Properties Group Ltd.	156,000	38,555
#*	Redsun Properties Group Ltd.	178,000	32,628
	Renrui Human Resources Technology Holdings Ltd.	10,400	7,357
	Rongan Property Co. Ltd., Class A	54,000	24,613
	Sai Micro Electronics, Inc., Class A	8,000	18,788
	Sansteel Minguang Co. Ltd. Fujian, Class A	21,400	17,586
	Sansure Biotech, Inc., Class A	9,559	41,434
	Sealand Securities Co. Ltd., Class A	60,600	31,258
*	Seazen Group Ltd.	388,190	133,034
*	Secoo Holding Ltd., ADR	6,799	1,756
	SGIS Songshan Co. Ltd., Class A	27,100	13,759
	Shaanxi Construction Machinery Co. Ltd., Class A	17,420	15,413
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,416	93,204
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,000	19,074
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,200	45,590
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	32,767
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	10,800	35,519
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	15,600	22,485
	Shandong Humon Smelting Co. Ltd., Class A	11,000	16,407
*	Shandong Longda Meishi Co. Ltd., Class A	14,400	21,737
	Shandong Publishing & Media Co. Ltd., Class A	25,200	22,317
	Shandong Sun Paper Industry JSC Ltd., Class A	20,600	35,940
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	414,000	517,856
	Shandong Xiantan Co. Ltd., Class A	20,500	28,608
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	98,900	32,371
	Shanghai AJ Group Co. Ltd., Class A	15,900	13,851
	Shanghai Bailian Group Co. Ltd., Class A	17,600	30,161
	Shanghai Construction Group Co. Ltd., Class A	83,100	36,152
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	9,620	22,857
	Shanghai Environment Group Co. Ltd., Class A	11,300	16,857
	Shanghai Industrial Development Co. Ltd., Class A	59,300	31,344
	Shanghai Industrial Holdings Ltd.	85,000	120,192
	Shanghai Industrial Urban Development Group Ltd.	426,800	34,210
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	14,800	47,082
	Shanghai Kinetic Medical Co. Ltd., Class A	13,900	15,765
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	16,886
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	39,699
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	145,700	219,412

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shanghai Runda Medical Technology Co. Ltd., Class A	15,800	$23,817
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	16,792
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,400	16,062
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	42,995
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	17,047
	Shanghai Yaoji Technology Co. Ltd., Class A	10,200	21,875
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	5,600	25,172
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	21,800	37,663
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	16,000	14,165
	Shanxi Blue Flame Holding Co. Ltd., Class A	10,800	16,292
	Shanxi Coking Co. Ltd., Class A	25,200	23,474
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	19,600	41,841
	Shanxi Securities Co. Ltd., Class A	45,300	36,731
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	55,657
	Shanying International Holding Co. Ltd., Class A	45,500	18,791
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	72,656
	Shengyuan Environmental Protection Co. Ltd., Class A	6,800	23,002
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	15,824
*	Shenzhen Airport Co. Ltd., Class A	18,000	18,322
	Shenzhen Aisidi Co. Ltd., Class A	14,000	18,074
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	24,291
*	Shenzhen Das Intellitech Co. Ltd., Class A	39,700	21,016
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	11,400	19,533
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	1,506	19,704
	Shenzhen Gas Corp. Ltd., Class A	31,800	33,810
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,500	16,250
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	22,168
	Shenzhen International Holdings Ltd.	253,255	233,271
	Shenzhen Investment Ltd.	369,199	69,605
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	12,300	13,799
	Shenzhen Jinjia Group Co. Ltd., Class A	16,700	22,963
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	15,661
	Shenzhen Kaifa Technology Co. Ltd., Class A	14,200	24,793
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	9,200	13,238
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	17,604
	Shenzhen Leaguer Co. Ltd., Class A	15,600	21,281
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	24,184
*	Shenzhen MTC Co. Ltd., Class A	62,300	36,166
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	15,800	8,288
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	27,074
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	21,145
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	6,000	11,275
	Shenzhen Sunway Communication Co. Ltd., Class A	11,200	28,617
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	29,060
	Shenzhen Topband Co. Ltd., Class A	16,700	35,417
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	16,313
*	Shenzhen World Union Group, Inc., Class A	22,800	10,461
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	24,996	18,684
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,900	34,930
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	9,221
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	39,379
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	14,100	13,454
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,660	61,426
††	Shimao Group Holdings Ltd.	11,500	4,864
	Shinva Medical Instrument Co. Ltd., Class A	7,100	20,231
	Shoucheng Holdings Ltd.	466,000	80,220
	Shougang Fushan Resources Group Ltd.	483,728	172,200
	Shui On Land Ltd.	846,500	112,207
*	Sichuan Development Lomon Co. Ltd., Class A	22,100	47,169

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	$14,352
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	13,600	44,485
*	Sichuan Lutianhua Co. Ltd., Class A	20,500	15,231
	Sieyuan Electric Co. Ltd., Class A	5,500	36,209
	Sinochem International Corp., Class A	58,300	56,350
	Sinofert Holdings Ltd.	518,000	71,313
	Sinolink Securities Co. Ltd., Class A	30,400	38,390
	Sinoma International Engineering Co., Class A	49,000	71,735
	Sino-Ocean Group Holding Ltd.	634,000	102,606
	Sinopec Engineering Group Co. Ltd., Class H	237,000	101,772
	Sinopec Kantons Holdings Ltd.	210,000	65,879
	Sinopharm Group Co. Ltd., Class H	270,400	619,537
	Sino-Platinum Metals Co. Ltd., Class A	8,300	21,497
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,620
	Sinotrans Ltd., Class H	409,000	122,667
	Skyworth Group Ltd.	315,749	148,199
††	SMI Culture & Travel Group Holdings Ltd.	265,598	3,174
	Smoore International Holdings Ltd.	1,212,000	3,412
	Sobute New Materials Co. Ltd.	6,800	21,033
*	SOHO China Ltd.	222,000	38,744
*	South Manganese Investment Ltd.	131,000	16,213
	Southwest Securities Co. Ltd., Class A	72,100	40,944
	SSY Group Ltd.	224,000	127,122
*††	Starrise Media Holdings Ltd.	82,000	1,191
*	STO Express Co. Ltd., Class A	17,500	31,028
	Sun Art Retail Group Ltd.	456,000	134,438
*	Sun King Technology Group Ltd.	234,000	69,207
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,300	23,951
	Sunfly Intelligent Technology Co. Ltd., Class A	10,600	17,805
	Suning Universal Co. Ltd., Class A	36,974	19,895
*††Ω	Sunshine 100 China Holdings Ltd.	231,000	8,166
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	17,428
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	29,331
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	18,600	73,866
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	28,600	20,929
	SY Holdings Group Ltd.	66,500	46,967
	Symphony Holdings Ltd.	280,000	37,806
*	Talkweb Information System Co. Ltd., Class A	23,300	23,647
*	Tangrenshen Group Co. Ltd., Class A	21,700	32,422
	Tangshan Jidong Cement Co. Ltd., Class A	22,800	32,704
	TangShan Port Group Co. Ltd., Class A	58,200	22,571
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	25,905
	TCL Electronics Holdings Ltd.	176,000	83,845
††	Tenwow International Holdings Ltd.	120,000	1,090
	Tian An China Investment Co. Ltd.	115,000	59,219
	Tian Di Science & Technology Co. Ltd., Class A	50,500	37,789
*††	Tian Shan Development Holding Ltd.	62,000	11,670
	Tiande Chemical Holdings Ltd.	56,000	18,183
	Tiangong International Co. Ltd.	224,000	80,974
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	35,203
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,200	86,233
	Tianjin Port Development Holdings Ltd.	196,000	15,255
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	22,459
	Tianjin Teda Co. Ltd., Class A	32,100	19,979
	Tianma Microelectronics Co. Ltd., Class A	34,900	50,448
	Tianneng Power International Ltd.	136,000	159,419
	Tianshan Aluminum Group Co. Ltd., Class A	50,660	54,959
	Tianshui Huatian Technology Co. Ltd., Class A	18,100	23,844
*††	Tianyun International Holdings Ltd.	66,000	9,648

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Tianlu Co. Ltd., Class A	20,400	$16,734
*	Tibet Water Resources Ltd.	159,000	10,546
	Tomson Group Ltd.	94,160	21,934
	Tong Ren Tang Technologies Co. Ltd., Class H	103,000	72,479
*	Tongcheng Travel Holdings Ltd.	129,200	246,980
*	Tongdao Liepin Group	27,200	35,105
*	TongFu Microelectronics Co. Ltd., Class A	17,900	43,932
*	Tongguan Gold Group Ltd.	82,000	5,429
	Tongkun Group Co. Ltd., Class A	18,500	39,673
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	22,966
	Tongyu Heavy Industry Co. Ltd., Class A	39,700	18,010
	TravelSky Technology Ltd., Class H	164,000	271,802
*	Trigiant Group Ltd.	238,000	18,532
	TRS Information Technology Corp. Ltd., Class A	14,500	29,973
	Truly International Holdings Ltd.	446,000	100,285
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	34,600	9,922
	Unilumin Group Co. Ltd., Class A	16,800	16,234
	Uni-President China Holdings Ltd.	188,000	171,975
	United Energy Group Ltd.	1,302,000	149,607
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	15,100	40,071
††	Untrade.CTEG	532,000	4,324
	Vatti Corp. Ltd., Class A	9,200	8,610
	Victory Giant Technology Huizhou Co. Ltd., Class A	9,300	21,790
	Vinda International Holdings Ltd.	37,000	98,441
*	Vipshop Holdings Ltd., ADR	74,105	678,802
	Visual China Group Co. Ltd., Class A	10,700	20,219
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	14,900	25,412
	Wangneng Environment Co. Ltd., Class A	8,300	29,908
	Wangsu Science & Technology Co. Ltd., Class A	43,600	34,236
	Wanguo International Mining Group Ltd.	38,000	9,477
	Wanxiang Qianchao Co. Ltd., Class A	44,640	43,697
	Wasion Holdings Ltd.	84,000	30,002
	Wasu Media Holding Co. Ltd., Class A	15,600	17,228
*	Weibo Corp., Sponsored ADR	11,195	215,168
*	Wellhope Foods Co. Ltd., Class A	8,300	12,910
	West China Cement Ltd.	528,000	61,867
	Western Securities Co. Ltd., Class A	59,400	56,195
	Wharf Holdings Ltd.	270,000	987,361
	Wolong Electric Group Co. Ltd., Class A	17,500	38,265
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	43,175
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	14,200	22,645
	Wuhu Token Science Co. Ltd., Class A	36,000	38,440
	Wushang Group Co. Ltd., Class A	11,700	18,588
	Wuxi Taiji Industry Co. Ltd., Class A	17,400	18,734
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	67,500	28,812
	Xiamen C & D, Inc., Class A	33,800	56,370
	Xiamen International Port Co. Ltd., Class H	172,000	47,780
	Xiamen ITG Group Corp. Ltd., Class A	19,700	20,291
	Xiamen Xiangyu Co. Ltd., Class A	33,700	41,647
	Xianhe Co. Ltd., Class A	6,300	25,353
*	Xinchen China Power Holdings Ltd.	86,000	5,475
	Xinfengming Group Co. Ltd., Class A	19,600	29,092
	Xingda International Holdings Ltd.	271,932	52,291
	Xingfa Aluminium Holdings Ltd.	46,000	50,339
	Xinhuanet Co. Ltd., Class A	8,300	20,758
	Xinjiang Communications Construction Group Co. Ltd., Class A	12,300	26,889
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	138,000	21,899
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	49,814
	Xinte Energy Co. Ltd., Class H	53,600	142,493

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	$21,999
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	38,300	25,061
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	12,500	31,116
	Xinyi Energy Holdings Ltd.	56,000	28,355
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	21,638
	Xuji Electric Co. Ltd., Class A	8,700	28,685
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	22,500	40,875
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	20,001
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	8,100	17,414
	Yeebo International Holdings Ltd.	102,000	40,053
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	21,756
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	59,544
*	Yifan Pharmaceutical Co. Ltd., Class A	12,000	21,378
	Yincheng International Holding Co. Ltd.	58,000	22,054
	Yintai Gold Co. Ltd., Class A	30,600	49,345
#	Yip's Chemical Holdings Ltd.	78,000	42,700
	Yixintang Pharmaceutical Group Co. Ltd., Class A	5,000	18,562
	Yotrio Group Co. Ltd., Class A	32,900	17,228
	Youngor Group Co. Ltd., Class A	55,000	53,259
*	Youzu Interactive Co. Ltd., Class A	9,300	12,512
*	Yuan Heng Gas Holdings Ltd.	264,000	17,105
	Yuexiu Property Co. Ltd.	254,000	317,325
	Yunnan Copper Co. Ltd., Class A	13,500	23,098
	Yunnan Tin Co. Ltd., Class A	23,600	52,763
	Yutong Bus Co. Ltd., Class A	23,600	27,625
#*	Zall Smart Commerce Group Ltd.	380,000	23,966
	ZBOM Home Collection Co. Ltd., Class A	7,100	22,559
*	Zhaojin Mining Industry Co. Ltd., Class H	213,500	203,927
	Zhefu Holding Group Co. Ltd., Class A	47,600	33,306
	Zhejiang China Commodities City Group Co. Ltd., Class A	58,100	45,691
	Zhejiang Communications Technology Co. Ltd.	26,100	26,600
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	27,600	17,550
	Zhejiang Crystal-Optech Co. Ltd., Class A	13,000	23,451
	Zhejiang Hailiang Co. Ltd., Class A	17,900	32,000
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	15,200	16,424
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	15,628
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	41,027
*	Zhejiang Jingu Co. Ltd., Class A	21,900	27,578
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	19,821
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	13,500	34,799
	Zhejiang Medicine Co. Ltd., Class A	19,100	40,379
	Zhejiang Runtu Co. Ltd., Class A	8,300	9,871
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	31,533
	Zhejiang Southeast Space Frame Co. Ltd., Class A	14,900	19,870
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	20,892
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	22,489
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	24,420
	Zhejiang Wanma Co. Ltd., Class A	15,200	20,500
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	15,222
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	38,062
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,500	18,585
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	34,038
	Zhende Medical Co. Ltd., Class A	3,500	20,659
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	76,937
*	Zhong An Group Ltd.	445,000	14,770
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	120,600	306,229
	Zhongjin Gold Corp. Ltd., Class A	53,000	56,997
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	25,200	24,344
*	Zhongtian Financial Group Co. Ltd., Class A	82,600	21,368

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	$13,288
	Zhuguang Holdings Group Co. Ltd.	224,000	30,793
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,000	15,515
	Zhuzhou Kibing Group Co. Ltd., Class A	26,800	45,631
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	32,460	36,277
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	225,200	117,082
TOTAL CHINA			46,674,495
COLOMBIA — (0.0%)
	Cementos Argos SA	41,933	38,148
*	Corp. Financiera Colombiana SA	6,088	27,834
	Grupo Argos SA	38,325	108,172
	Mineros SA	34,702	17,808
TOTAL COLOMBIA			191,962
DENMARK — (1.9%)
	Alm Brand AS	319,736	481,170
	BankNordik P/F	1,321	22,875
*	Bavarian Nordic AS	24,486	1,214,174
*	Brodrene Hartmann AS	569	21,277
	Columbus AS	23,788	27,770
	D/S Norden AS	9,351	408,055
	Dfds AS	9,800	351,218
*	Drilling Co. of 1972 AS	4,469	212,090
	FLSmidth & Co. AS	16,728	459,472
	Gabriel Holding AS	100	7,416
	GN Store Nord AS	17,141	596,920
	GronlandsBANKEN AS	210	17,577
	H Lundbeck AS	111,885	553,004
*	H+H International A/S, Class B	6,441	131,386
*	ISS AS	40,713	711,522
*	Jyske Bank AS	18,173	951,112
	Matas AS	12,783	137,150
*	Nilfisk Holding AS	7,146	168,893
*	NKT AS	15,364	787,177
*Ω	NNIT AS	2,803	27,778
	North Media AS	2,598	27,173
	Per Aarsleff Holding AS	6,871	211,546
	Ringkjoebing Landbobank AS	9,223	1,035,621
	Rockwool International AS, Class A	983	242,238
	Rockwool International AS, Class B	1,419	351,627
*	RTX AS	1,806	41,872
Ω	Scandinavian Tobacco Group AS, Class A	23,318	446,593
	Schouw & Co. AS	4,181	311,300
	Solar AS, Class B	1,863	175,206
	SP Group AS	1,806	81,107
	Spar Nord Bank AS	31,566	361,684
	Sparekassen Sjaelland-Fyn AS	4,505	97,174
	Sydbank AS	21,878	671,853
	Topdanmark AS	11,817	576,131
*	TORM PLC, Class A	9,024	147,473
	Vestjysk Bank A.S.	26,597	12,065
TOTAL DENMARK			12,078,699
FINLAND — (1.2%)
	Aktia Bank Oyj	15,450	148,152
	Alandsbanken Abp, Class B	2,284	67,897
	Anora Group Oyj	4,247	36,089

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Apetit Oyj	1,113	$11,376
	Aspo Oyj	4,867	37,474
	Atria Oyj	3,506	33,358
	Bittium Oyj	5,009	26,804
	Cargotec Oyj, Class B	9,545	337,576
	Digia Oyj	4,078	30,964
Ω	Enento Group Oyj	5,399	129,962
*	Finnair Oyj	70,986	29,183
	Fiskars Oyj Abp	10,426	205,951
	Fortum Oyj	6,229	69,916
	Glaston OYJ ABP	8,852	7,701
	HKScan Oyj, Class A	16,407	19,550
	Huhtamaki Oyj	26,666	1,039,402
	Kamux Corp.	1,769	14,587
	Kemira Oyj	36,981	469,555
	Kesko Oyj, Class A	2,991	67,766
	Kesko Oyj, Class B	9,700	239,912
	Konecranes Oyj	13,022	349,625
	Lassila & Tikanoja Oyj	10,732	125,927
	Metsa Board Oyj, Class A	2,149	21,837
	Metsa Board Oyj, Class B	58,843	524,572
*	NoHo Partners Oyj	1,625	12,398
	Nokian Renkaat Oyj	16,294	192,722
	Olvi Oyj, Class A	4,340	159,784
	Oma Saastopankki Oyj	2,068	46,201
	Oriola Oyj, Class A	4,300	8,762
	Oriola Oyj, Class B	34,083	69,252
	Outokumpu Oyj	107,980	475,415
	Pihlajalinna Oyj	5,019	54,530
	Ponsse Oyj	730	19,647
	Raisio Oyj, Class V	26,943	59,761
	Rapala VMC Oyj	4,631	26,720
Ω	Rovio Entertainment Oyj	10,536	71,461
	Sanoma Oyj	19,907	281,199
	SRV Group Oyj	786	3,597
	Stora Enso Oyj, Class R	3,123	48,299
	Taaleri Oyj	5,902	63,166
	Teleste Oyj	3,463	13,437
Ω	Terveystalo Oyj	26,652	250,355
	TietoEVRY Oyj	29,571	804,329
	Tokmanni Group Corp.	6,365	83,727
	Uponor Oyj	12,990	195,567
	Valmet Oyj	6,334	176,258
	Wartsila OYJ Abp	88,709	779,448
	YIT Oyj	49,150	167,190
TOTAL FINLAND			8,108,361
FRANCE — (4.0%)
	AKWEL	2,712	48,839
Ω	ALD SA	24,172	286,342
#	Alstom SA	39,031	927,599
Ω	Amundi SA	11,758	638,398
	Arkema SA	12,829	1,215,362
	Assystem SA	1,526	57,495
*	Atos SE	14,402	177,555
	Axway Software SA	1,894	36,736
	Beneteau SA	9,933	114,225
	Bigben Interactive	4,235	63,835
	Boiron SA	1,406	65,762

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Bonduelle SCA	4,405	$59,239
	Bouygues SA	67,598	2,043,469
	Burelle SA	63	33,040
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	22,915
	Carrefour SA	93,775	1,598,118
*	Casino Guichard Perrachon SA	1,667	19,661
	CBo Territoria	11,180	41,519
	Cegedim SA	2,088	44,728
*	CGG SA	125,092	111,727
	Chargeurs SA	4,216	72,278
*	Cie des Alpes	5,928	104,078
	Cie Plastic Omnium SA	14,248	266,486
*	Coface SA	34,135	357,490
	Dassault Aviation SA	350	50,058
	Derichebourg SA	23,770	151,506
	Eiffage SA	20,030	1,879,595
*	Ekinops SAS	1,214	8,718
	Elis SA	57,245	854,430
	Etablissements Maurel et Prom SA	22,578	119,319
	Eurazeo SE	10,238	731,275
	Eutelsat Communications SA	41,950	319,228
	Exel Industries, Class A	396	18,535
*	Faurecia SE	33,313	602,132
	Fnac Darty SA	4,875	195,549
*	Genfit	10,542	44,618
*	GL Events	2,532	48,466
	Groupe Crit	1,048	65,438
	Groupe SFPI	8,334	22,526
	HEXAOM	1,004	26,901
	Imerys SA	10,388	352,012
	IPSOS	11,856	607,688
	Jacquet Metals SACA	4,886	88,008
*	JCDecaux SA	5,741	92,582
	Kaufman & Broad SA	1,355	37,620
	Korian SA	11,396	168,619
	Laurent-Perrier	749	76,299
	Linedata Services	828	30,970
	LISI	5,091	119,951
	LNA Sante SA	1,202	41,164
Ω	Maisons du Monde SA	1,707	18,245
	Manitou BF SA	2,169	41,285
	Manutan International	759	51,963
	Mersen SA	5,929	208,591
	Metropole Television SA	6,492	85,516
*	Nacon SA	1,906	10,676
	Nexity SA	11,461	281,650
	NRJ Group	6,338	41,413
*	OL Groupe SA	4,185	12,448
*	Orpea SA	7,421	184,777
	Quadient SA	11,111	216,327
*	Renault SA	55,113	1,629,381
	Rexel SA	82,278	1,462,281
	Rothschild & Co.	10,368	381,821
	Samse SA	262	47,480
	Savencia SA	1,379	81,181
	SCOR SE	39,326	692,040
	SEB SA	5,699	479,801
	Seche Environnement SA	1,014	85,263
	SES SA	107,419	810,664

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	SMCP SA	11,069	$60,269
	Societe BIC SA	4,041	228,329
	Societe LDC SA	825	82,332
	Sopra Steria Group SACA	3,471	578,376
	SPIE SA	20,775	498,910
	Stef SA	927	88,489
	Synergie SE	2,390	71,571
	Technip Energies NV	30,556	360,874
	Television Francaise 1	7,602	52,368
	Totalenergies EP Gabon	282	48,142
	Trigano SA	685	67,024
	Union Financiere de France BQE SA	1,688	26,258
	Valeo	53,608	1,151,501
*	Vallourec SA	34,479	319,489
	Vicat SA	3,251	84,759
	VIEL & Cie SA	3,477	19,343
	Vilmorin & Cie SA	2,045	84,581
	Vranken-Pommery Monopole SA	1,043	18,941
*Ω	X-Fab Silicon Foundries SE	17,602	117,550
TOTAL FRANCE			25,942,012
GERMANY — (4.8%)
	1&1 AG	6,311	109,353
	3U Holding AG	6,131	16,220
	7C Solarparken AG	17,297	92,397
*	Aareal Bank AG	15,492	503,891
	Allgeier SE	1,469	50,440
	AlzChem Group AG	1,011	19,764
Ω	Aumann AG	2,278	32,697
	Aurubis AG	10,163	733,739
*	Bauer AG	3,014	26,790
	BayWa AG	4,365	187,887
	Bertrandt AG	898	33,539
*	Bijou Brigitte AG	1,477	40,583
	Bilfinger SE	9,612	290,451
#*	Borussia Dortmund GmbH & Co. KGaA	25,902	101,038
	CANCOM SE	5,638	192,734
#	CECONOMY AG	22,808	46,000
	CENIT AG	2,127	35,270
#	Cewe Stiftung & Co. KGAA	1,803	154,837
*	Commerzbank AG	337,220	2,310,337
Ω	Covestro AG	47,796	1,611,938
	CropEnergies AG	8,453	124,572
	Deutz AG	30,106	125,689
	DMG Mori AG	705	29,410
	Draegerwerk AG & Co. KGaA	853	38,826
	Duerr AG	9,698	241,118
Ω	DWS Group GmbH & Co. KGaA	6,255	182,582
	EDAG Engineering Group AG	1,985	23,128
	Elmos Semiconductor SE	2,528	122,439
	ElringKlinger AG	7,594	60,781
	Encavis AG	20,113	440,128
	Evonik Industries AG	66,461	1,417,592
*	flatexDEGIRO AG	2,653	26,984
	FORTEC Elektronik AG	585	14,119
*	Fraport AG Frankfurt Airport Services Worldwide	11,857	542,252
	Freenet AG	36,293	854,578
	Fuchs Petrolub SE	8,880	226,884
*	Gateway Real Estate AG	1,000	4,935

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Gerresheimer AG	6,824	$409,886
*	Gesco AG	2,252	60,594
*	Grammer AG	689	8,038
*	H&R GmbH & Co. KGaA	4,152	27,275
	Hamburger Hafen und Logistik AG	5,465	76,167
	HeidelbergCement AG	46,048	2,345,547
*	Heidelberger Druckmaschinen AG	44,000	67,531
	Hornbach Holding AG & Co. KGaA	2,788	218,830
	Jenoptik AG	13,409	324,771
Ω	JOST Werke AG	3,772	156,814
	K+S AG	63,951	1,348,485
	KION Group AG	10,485	478,248
	Kloeckner & Co. SE	26,694	261,618
	Knaus Tabbert AG	425	12,827
	Kontron AG	8,109	120,828
	KPS AG	5,091	21,312
	Krones AG	4,274	372,394
	KSB SE & Co. KGaA	62	24,600
	KWS Saat SE & Co. KGaA	3,488	213,113
	Lanxess AG	16,709	614,487
#*	Leoni AG	6,435	49,704
*	Mediclin AG	5,270	17,917
*	Medios AG	3,771	109,631
*	METRO AG	20,397	165,768
	MLP SE	21,361	124,977
#*	Nordex SE	23,718	230,461
	Norma Group SE	9,462	176,523
	OHB SE	1,667	57,214
	Patrizia AG	11,479	148,166
	PNE AG	14,192	225,911
	ProSiebenSat.1 Media SE	38,690	330,905
*	q.beyond AG	48,344	54,715
	Rheinmetall AG	9,697	1,778,207
	RTL Group SA	10,476	411,511
	SAF-Holland SE	3,694	29,882
	Salzgitter AG	11,990	305,273
	Schloss Wachenheim AG	674	11,641
Ω	Scout24 SE	22,643	1,294,466
*	SGL Carbon SE	17,658	133,746
#*	Siemens Energy AG	59,809	993,875
	Siltronic AG	1,160	94,179
	Sixt SE	3,696	451,214
	Software AG	14,636	395,413
	Stabilus SE	7,210	406,341
	Suedzucker AG	22,772	321,253
	SUESS MicroTec SE	4,556	72,035
	Surteco Group SE	1,940	46,554
	Takkt AG	10,647	145,184
*	Talanx AG	16,074	586,793
	Technotrans SE	2,069	53,225
	Telefonica Deutschland Holding AG	306,861	815,830
*	thyssenkrupp AG	117,165	723,620
	Traffic Systems SE	890	20,592
	United Internet AG	31,052	817,946
*	Vitesco Technologies Group AG, Class A	6,137	333,786
	Vossloh AG	1,983	70,773
	Wacker Chemie AG	4,409	663,758
	Wacker Neuson SE	10,556	203,106
	Wuestenrot & Wuerttembergische AG	8,935	153,438

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	4,081	$130,740
TOTAL GERMANY			31,385,560
GREECE — (0.1%)
*	Alpha Services & Holdings SA	121,392	107,897
	Autohellas Tourist & Trading SA	3,474	34,196
	Bank of Greece	3,495	55,444
*	Ellaktor SA	18,682	30,466
	ElvalHalcor SA	7,892	11,360
	Fourlis Holdings SA	10,074	31,540
	Hellenic Petroleum Holdings SA	9,333	60,025
*	Intracom Holdings SA	11,350	21,411
	JUMBO SA	992	15,381
*	LAMDA Development SA	7,984	47,440
	Motor Oil Hellas Corinth Refineries SA	6,394	110,829
	Mytilineos SA	757	11,708
*	Piraeus Financial Holdings SA	30,166	27,490
	Piraeus Port Authority SA	598	9,423
	Titan Cement International SA	5,589	64,179
TOTAL GREECE			638,789
HONG KONG — (2.0%)
	Analogue Holdings Ltd.	42,000	6,684
*	Apollo Future Mobility Group Ltd.	416,000	16,703
	Asia Financial Holdings Ltd.	32,000	13,486
	Associated International Hotels Ltd.	12,000	17,654
	Atlas Corp.	12,133	141,713
	Automated Systems Holdings Ltd.	110,400	12,671
	Bank of East Asia Ltd.	308,445	392,022
Ω	BOC Aviation Ltd.	44,800	381,275
	BOCOM International Holdings Co. Ltd.	275,000	20,999
	Bright Smart Securities & Commodities Group Ltd.	114,000	19,747
††	Brightoil Petroleum Holdings Ltd.	238,000	8,529
	Build King Holdings Ltd.	120,000	11,996
††	Burwill Holdings Ltd.	664,000	1,125
*	Cathay Pacific Airways Ltd.	117,909	122,151
*	Century City International Holdings Ltd.	360,000	13,513
	Cheuk Nang Holdings Ltd.	37,997	11,639
	Chevalier International Holdings Ltd.	20,000	22,093
*	China Energy Development Holdings Ltd.	2,198,000	47,517
	Chow Sang Sang Holdings International Ltd.	66,000	68,227
	Chuang's China Investments Ltd.	220,000	11,357
	CITIC Telecom International Holdings Ltd.	397,000	132,395
	CK Life Sciences International Holdings, Inc.	114,000	11,639
Ω	Crystal International Group Ltd.	121,500	38,369
	CSI Properties Ltd.	1,310,000	31,529
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	133,200	101,595
	Dah Sing Financial Holdings Ltd.	34,800	91,387
	Eagle Nice International Holdings Ltd.	44,000	23,389
††	EcoGreen International Group Ltd.	84,000	15,249
	Emperor International Holdings Ltd.	270,000	25,601
	Emperor Watch & Jewellery Ltd.	790,000	14,072
#*	Esprit Holdings Ltd.	775,000	113,659
	Far East Consortium International Ltd.	306,439	98,856
	First Pacific Co. Ltd.	636,000	253,790
*Ω	FIT Hon Teng Ltd.	299,000	48,117
*††	Genting Hong Kong Ltd.	331,000	6,561

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	296,000	$69,779
	Great Eagle Holdings Ltd.	60,527	131,638
	Guotai Junan International Holdings Ltd.	393,000	39,594
	Haitong International Securities Group Ltd.	562,922	67,386
	Hang Lung Group Ltd.	179,000	322,849
	Hang Lung Properties Ltd.	416,000	758,990
	Hanison Construction Holdings Ltd.	105,877	15,663
*	Hans Energy Co. Ltd.	310,000	6,401
*	Harbour Centre Development Ltd.	17,000	14,593
	HKR International Ltd.	251,040	85,993
	Hon Kwok Land Investment Co. Ltd.	54,000	16,611
*	Hongkong & Shanghai Hotels Ltd.	121,716	106,345
Ω	Honma Golf Ltd.	28,000	11,998
*††	Hsin Chong Group Holdings Ltd.	532,000	0
	IGG, Inc.	208,000	83,418
Ω	Impro Precision Industries Ltd.	75,000	22,047
*	IRC Ltd.	1,822,000	37,421
	ITC Properties Group Ltd.	84,761	10,994
	Johnson Electric Holdings Ltd.	48,290	61,750
	K Wah International Holdings Ltd.	284,000	105,593
*	Kader Holdings Co. Ltd.	136,000	7,464
	Kerry Logistics Network Ltd.	131,500	263,964
	Kerry Properties Ltd.	154,000	370,391
	Kowloon Development Co. Ltd.	105,000	127,991
*	Lai Sun Development Co. Ltd.	88,200	48,520
*	Lai Sun Garment International Ltd.	90,973	50,065
*	Landing International Development Ltd.	385,200	9,379
*	Landsea Green Properties Co. Ltd.	264,000	6,152
*	Lifestyle International Holdings Ltd.	118,500	40,680
	Liu Chong Hing Investment Ltd.	40,000	36,093
	Luk Fook Holdings International Ltd.	97,000	236,838
*	Midland Holdings Ltd.	187,517	17,424
	Miramar Hotel & Investment	62,000	104,558
	Modern Dental Group Ltd.	47,000	14,976
*	Mongolian Mining Corp.	162,000	37,481
*	NagaCorp Ltd.	36,000	33,575
	New World Development Co. Ltd.	380,000	1,270,681
	Nissin Foods Co. Ltd.	66,000	47,984
	Orient Overseas International Ltd.	13,500	470,485
††	Pacific Andes International Holdings Ltd.	668,000	2,332
	Pacific Basin Shipping Ltd.	1,212,000	579,622
*	Pacific Century Premium Developments Ltd.	301,000	17,451
	Pacific Textiles Holdings Ltd.	211,000	83,905
*	Paliburg Holdings Ltd.	86,000	21,104
	PC Partner Group Ltd.	44,000	39,532
	Pico Far East Holdings Ltd.	278,000	39,319
	Public Financial Holdings Ltd.	116,000	34,998
*	Regal Hotels International Holdings Ltd.	68,000	28,383
Ω	Regina Miracle International Holdings Ltd.	52,000	32,752
	SAS Dragon Holdings Ltd.	64,000	27,690
*	Shangri-La Asia Ltd.	104,000	84,827
*	Shun Tak Holdings Ltd.	362,000	67,862
	Sino Land Co. Ltd.	648,323	963,302
	SmarTone Telecommunications Holdings Ltd.	94,000	49,073
	Soundwill Holdings Ltd.	23,500	19,323
	Stella International Holdings Ltd.	90,000	87,662
	Swire Pacific Ltd., Class A	126,000	717,585
	Swire Pacific Ltd., Class B	235,000	221,278
	Tai Hing Group Holdings Ltd.	54,000	6,958

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tao Heung Holdings Ltd.	133,000	$14,049
*	Television Broadcasts Ltd.	82,600	42,022
	Texhong Textile Group Ltd.	61,000	56,770
	Texwinca Holdings Ltd.	126,000	23,302
*	Tongda Group Holdings Ltd.	1,285,000	22,093
	Town Health International Medical Group Ltd.	694,000	45,056
	Transport International Holdings Ltd.	40,336	54,817
	United Laboratories International Holdings Ltd.	206,000	108,673
*††	Untrade Youyuan Holdings	79,000	0
*††	Untrade. C Fiber Optic	344,000	0
	Value Partners Group Ltd.	264,000	87,671
	Vedan International Holdings Ltd.	80,000	6,397
	VSTECS Holdings Ltd.	158,000	120,675
	Wai Kee Holdings Ltd.	72,000	24,614
	Wang On Group Ltd.	1,400,000	12,096
Ω	WH Group Ltd.	1,749,160	1,324,703
	Wing Tai Properties Ltd.	72,000	36,179
*	Xingye Alloy Materials Group Ltd.	84,000	12,268
	YTO Express Holdings Ltd.	28,000	8,882
	Yue Yuen Industrial Holdings Ltd.	138,500	184,042
*	Yunfeng Financial Group Ltd.	190,000	32,866
	Zensun Enterprises Ltd.	79,999	24,466
TOTAL HONG KONG			12,877,672
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	7,511	153,639
INDIA — (5.0%)
	Aarti Drugs Ltd.	8,695	46,846
	Aarti Industries Ltd.	17,297	171,054
	ACC Ltd.	9,156	257,945
	Action Construction Equipment Ltd.	10,111	28,743
*	Adani Transmission Ltd.	9,370	371,715
	ADF Foods Ltd.	1,892	16,739
	Advanced Enzyme Technologies Ltd.	6,791	24,807
	Aegis Logistics Ltd.	27,965	91,301
	AGI Greenpac Ltd.	5,757	20,589
	Agro Tech Foods Ltd.	2,464	24,314
*	Ahluwalia Contracts India Ltd.	6,104	36,629
	AIA Engineering Ltd.	8,599	260,306
	Ajanta Pharma Ltd.	7,070	113,896
	Alembic Ltd.	15,848	14,095
	Alembic Pharmaceuticals Ltd.	11,228	99,738
	Alkem Laboratories Ltd.	714	29,117
	Allcargo Logistics Ltd.	14,247	55,253
	Amara Raja Batteries Ltd.	16,232	101,002
*	Amber Enterprises India Ltd.	1,643	51,942
	Ambuja Cements Ltd.	54,133	256,804
	Anant Raj Ltd.	19,359	18,173
	Andhra Sugars Ltd.	14,285	24,596
	Apar Industries Ltd.	2,681	38,462
*	APL Apollo Tubes Ltd.	5,723	69,060
	Apollo Tyres Ltd.	76,270	212,009
*	Arvind Fashions Ltd.	6,635	24,817
*	Arvind Ltd.	42,016	49,075
	Ashiana Housing Ltd.	6,346	10,998
*	Ashoka Buildcon Ltd.	23,322	22,187
*Ω	Aster DM Healthcare Ltd.	27,926	80,815
	Astra Microwave Products Ltd.	16,574	59,831

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Aurobindo Pharma Ltd.	63,939	$441,843
	Automotive Axles Ltd.	1,036	25,545
	Avanti Feeds Ltd.	11,535	64,518
	Bajaj Consumer Care Ltd.	16,880	34,723
*	Bajaj Hindusthan Sugar Ltd.	245,227	30,772
	Balmer Lawrie & Co. Ltd.	19,246	27,150
	Balrampur Chini Mills Ltd.	29,626	147,702
	Banco Products India Ltd.	7,771	18,389
Ω	Bandhan Bank Ltd.	7,803	27,365
	Bank of Baroda	227,479	335,744
	Bank of India	114,507	69,089
	Bank of Maharashtra	144,375	30,742
	Bannari Amman Sugars Ltd.	902	28,081
	BASF India Ltd.	378	12,843
	BEML Ltd.	3,201	51,585
	Bhansali Engineering Polymers Ltd.	12,989	18,122
	Bharat Bijlee Ltd.	553	12,272
	Bharat Dynamics Ltd.	6,265	64,094
	Bharat Electronics Ltd.	197,562	686,747
*	Bharat Heavy Electricals Ltd.	200,182	136,374
	Birla Corp. Ltd.	6,464	79,553
	Birlasoft Ltd.	25,580	109,263
	Bodal Chemicals Ltd.	9,138	10,734
	Bombay Burmah Trading Co.	4,849	58,505
	Borosil Ltd.	2,401	10,463
	Brigade Enterprises Ltd.	21,814	135,835
	Brightcom Group Ltd.	41,645	26,188
*	Camlin Fine Sciences Ltd.	19,146	28,491
	Canara Bank	83,876	236,307
*	Capacit'e Infraprojects Ltd.	275	380
	Caplin Point Laboratories Ltd.	3,997	39,619
	Carborundum Universal Ltd.	11,120	112,389
	Care Ratings Ltd.	4,579	26,305
	CCL Products India Ltd.	15,057	84,749
	Ceat Ltd.	6,015	96,008
*	Central Bank of India Ltd.	119,974	27,195
	Century Enka Ltd.	3,444	19,366
	Century Textiles & Industries Ltd.	10,821	114,770
	Cera Sanitaryware Ltd.	772	46,207
	Chambal Fertilisers & Chemicals Ltd.	36,837	150,148
††	Chennai Super Kings Cricket Ltd.	33,314	177
	Cholamandalam Financial Holdings Ltd.	21,356	169,221
	Cigniti Technologies Ltd.	3,813	24,169
	City Union Bank Ltd.	85,770	173,340
	Clariant Chemicals India Ltd.	3,519	19,244
Ω	Cochin Shipyard Ltd.	8,018	33,728
	Container Corp. of India Ltd.	24,931	224,067
	Coromandel International Ltd.	22,912	296,900
	Cosmo First Ltd.	4,334	49,025
*	CSB Bank Ltd.	17,397	44,074
	Cummins India Ltd.	18,002	279,386
	Cyient Ltd.	10,755	112,475
*	D B Realty Ltd.	19,709	15,770
	Dalmia Bharat Ltd.	16,285	329,838
	Dalmia Bharat Sugar & Industries Ltd.	5,261	25,098
	DB Corp. Ltd.	5,522	5,942
	DCB Bank Ltd.	86,633	97,359
	DCM Shriram Ltd.	7,541	95,224
*	DCW Ltd.	37,568	18,436

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	$127,468
	Delta Corp. Ltd.	21,699	54,338
*	Dhampur Bio Organics Ltd.	11,450	5,952
	Dhampur Sugar Mills Ltd.	11,450	32,626
	Dhanuka Agritech Ltd.	3,435	30,151
Ω	Dilip Buildcon Ltd.	6,035	17,987
*	Dish TV India Ltd.	209,091	29,792
*	Dishman Carbogen Amcis Ltd.	9,244	14,803
	Dollar Industries Ltd.	4,294	24,644
	Dwarikesh Sugar Industries Ltd.	19,117	28,533
*	Dynamatic Technologies Ltd.	486	11,126
	eClerx Services Ltd.	3,384	93,071
	EID Parry India Ltd.	16,246	115,291
*	EIH Associated Hotels	1,808	9,208
*	EIH Ltd.	22,745	43,778
	Electrosteel Castings Ltd.	104,310	47,728
Ω	Endurance Technologies Ltd.	4,686	86,079
	Engineers India Ltd.	58,317	49,394
	EPL Ltd.	23,252	50,878
*Ω	Equitas Small Finance Bank Ltd.	56,690	32,152
Ω	Eris Lifesciences Ltd.	6,934	58,954
	Escorts Kubota Ltd.	8,711	190,194
*	Eveready Industries India Ltd.	7,407	29,736
	Everest Industries Ltd.	1,612	11,992
	Everest Kanto Cylinder Ltd.	6,320	13,578
	Excel Industries Ltd.	1,975	31,819
	Exide Industries Ltd.	88,153	176,780
*	FDC Ltd.	12,195	38,907
	Federal Bank Ltd.	363,641	491,209
*	Federal-Mogul Goetze India Ltd.	4,153	15,174
	FIEM Industries Ltd.	693	14,163
	Filatex India Ltd.	13,738	16,294
	Finolex Cables Ltd.	15,463	82,967
	Finolex Industries Ltd.	48,381	81,603
	Firstsource Solutions Ltd.	58,361	82,435
	Force Motors Ltd.	1,050	13,839
*	Fortis Healthcare Ltd.	93,081	328,250
*	Future Consumer Ltd.	319,341	7,279
	Gabriel India Ltd.	17,080	28,219
	GAIL India Ltd.	349,019	646,821
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	20,204
	Gateway Distriparks Ltd.	4,048	3,726
*	Gati Ltd.	5,798	10,796
	GE Power India Ltd.	5,522	9,475
*	GE T&D India Ltd.	10,963	15,931
Ω	General Insurance Corp. of India	17,947	26,377
	Genus Power Infrastructures Ltd.	32,993	32,295
	Geojit Financial Services Ltd.	10,612	6,789
	GHCL Ltd.	16,967	137,666
	Glenmark Pharmaceuticals Ltd.	33,446	160,874
	Godawari Power & Ispat Ltd.	12,991	47,130
	Godfrey Phillips India Ltd.	2,468	35,665
Ω	Godrej Agrovet Ltd.	3,977	25,555
*	Godrej Industries Ltd.	9,179	51,654
	Goodyear India Ltd.	1,451	17,382
	Granules India Ltd.	27,578	103,710
	Graphite India Ltd.	14,024	75,677
	Great Eastern Shipping Co. Ltd.	27,406	163,939
	Greaves Cotton Ltd.	24,203	49,724

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Greenpanel Industries Ltd.	9,316	$52,079
	Greenply Industries Ltd.	10,082	23,363
	Gujarat Alkalies & Chemicals Ltd.	8,788	83,698
	Gujarat Ambuja Exports Ltd.	12,280	47,127
	Gujarat Fluorochemicals Ltd.	5,043	213,466
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	172,274
	Gujarat Pipavav Port Ltd.	48,693	47,873
	Gujarat State Petronet Ltd.	64,224	188,284
	Gulf Oil Lubricants India Ltd.	1,725	9,153
*	Hathway Cable & Datacom Ltd.	80,618	17,220
	HBL Power Systems Ltd.	29,816	33,264
*	HealthCare Global Enterprises Ltd.	10,118	34,587
	HEG Ltd.	2,257	33,767
	HeidelbergCement India Ltd.	15,130	35,158
	Heritage Foods Ltd.	4,435	15,746
	Hero MotoCorp Ltd.	6,609	235,040
	HFCL Ltd.	147,411	124,117
	HG Infra Engineering Ltd.	2,873	21,607
	Hikal Ltd.	9,005	28,741
	HIL Ltd.	919	40,880
	Himadri Speciality Chemical Ltd.	64,558	66,503
	Himatsingka Seide Ltd.	8,775	12,920
	Hinduja Global Solutions Ltd.	4,054	67,202
	Hindustan Aeronautics Ltd.	11,557	296,077
	Hindustan Copper Ltd.	24,909	32,504
	Hindware Home Innovation Ltd.	3,544	15,470
	Honda India Power Products Ltd.	598	11,741
	Huhtamaki India Ltd.	2,798	6,879
	I G Petrochemicals Ltd.	4,882	38,846
	ICRA Ltd.	909	44,775
*	IDFC First Bank Ltd.	651,759	308,985
	IDFC Ltd.	285,896	197,414
*	IFB Industries Ltd.	1,789	22,657
	Igarashi Motors India Ltd.	1,465	6,283
	IIFL Securities Ltd.	26,423	22,843
	India Cements Ltd.	48,461	120,741
	India Glycols Ltd.	3,432	40,904
	India Nippon Electricals Ltd.	1,870	9,975
*	Indiabulls Real Estate Ltd.	43,813	40,289
	Indian Bank	52,821	118,101
*	Indian Overseas Bank	360,585	79,090
	Indo Count Industries Ltd.	17,315	30,300
	Indoco Remedies Ltd.	4,586	22,451
	Indus Towers Ltd.	134,677	379,299
	IndusInd Bank Ltd.	70,472	930,131
	INEOS Styrolution India Ltd.	1,405	15,071
	Infibeam Avenues Ltd.	129,114	23,985
*	Inox Leisure Ltd.	2,775	20,674
*	Inox Wind Ltd.	12,758	14,325
*	Insecticides India Ltd.	2,167	28,370
	Intellect Design Arena Ltd.	8,927	71,431
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	27,145
	Ipca Laboratories Ltd.	29,641	376,682
Ω	IRCON International Ltd.	51,030	24,224
	ITD Cementation India Ltd.	8,815	9,112
	J Kumar Infraprojects Ltd.	5,857	24,838
*	Jagran Prakashan Ltd.	18,748	13,073
	Jai Corp. Ltd.	12,215	18,706
*	Jaiprakash Associates Ltd.	389,018	36,500

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jammu & Kashmir Bank Ltd.	63,698	$23,386
	Jamna Auto Industries Ltd.	6,298	10,056
	JB Chemicals & Pharmaceuticals Ltd.	3,415	76,277
	Jindal Poly Films Ltd.	4,430	59,265
	Jindal Saw Ltd.	53,430	57,881
*	Jindal Stainless Hisar Ltd.	29,481	88,863
*	Jindal Stainless Ltd.	52,974	79,687
	Jindal Steel & Power Ltd.	92,697	455,193
	JK Cement Ltd.	3,938	124,542
	JK Lakshmi Cement Ltd.	14,023	78,521
	JK Paper Ltd.	21,843	95,717
	JK Tyre & Industries Ltd.	17,886	26,778
	JSW Energy Ltd.	89,642	271,193
	JTEKT India Ltd.	11,906	12,757
	Jubilant Ingrevia Ltd.	13,841	92,888
	Jubilant Pharmova Ltd.	11,620	53,026
	Jyothy Labs Ltd.	34,605	74,980
	Kalpataru Power Transmission Ltd.	14,989	70,283
	Kalyani Steels Ltd.	5,833	22,013
	Kansai Nerolac Paints Ltd.	16,503	83,671
	Karnataka Bank Ltd.	80,186	71,595
	Karur Vysya Bank Ltd.	100,489	74,813
	Kaveri Seed Co. Ltd.	4,744	29,101
	KCP Ltd.	19,493	27,105
	KEC International Ltd.	25,269	146,459
	KEI Industries Ltd.	10,752	168,182
	Kennametal India Ltd.	1,571	45,634
*	Kesoram Industries Ltd.	20,087	12,022
	Kewal Kiran Clothing Ltd.	3,197	13,870
*	Kiri Industries Ltd.	5,614	33,860
	Kirloskar Brothers Ltd.	5,401	23,158
	Kirloskar Ferrous Industries Ltd.	7,162	18,133
	Kirloskar Oil Engines Ltd.	10,569	21,947
	Kitex Garments Ltd.	5,027	15,306
	KNR Constructions Ltd.	27,447	91,667
*	Kolte-Patil Developers Ltd.	5,519	18,589
	Kovai Medical Center & Hospital	843	16,082
	KPR Mill Ltd.	11,903	88,222
	KRBL Ltd.	16,796	51,965
	KSB Ltd.	3,570	66,243
	LA Opala RG Ltd.	7,436	27,383
	Lakshmi Machine Works Ltd.	493	65,056
*Ω	Lemon Tree Hotels Ltd.	55,731	46,649
	LG Balakrishnan & Bros Ltd.	7,187	63,909
	LT Foods Ltd.	40,174	46,205
	Lumax Auto Technologies Ltd.	4,253	13,956
	Lupin Ltd.	33,394	271,042
	Maharashtra Seamless Ltd.	7,193	66,620
	Mahindra CIE Automotive Ltd.	26,628	90,232
	Mahindra Lifespace Developers Ltd.	15,138	76,378
	Maithan Alloys Ltd.	1,484	17,745
	Man Infraconstruction Ltd.	15,353	16,591
	Mangalam Cement Ltd.	3,267	12,479
	Marksans Pharma Ltd.	59,055	36,472
*	Max Ventures & Industries Ltd.	9,610	12,674
	Mayur Uniquoters Ltd.	2,063	10,755
	Mazagon Dock Shipbuilders Ltd.	7,521	26,440
*	Meghmani Finechem Ltd.	870	16,693
	Meghmani Organics Ltd.	29,423	47,781

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Minda Corp. Ltd.	16,296	$45,965
*	Mirza International Ltd.	11,137	35,080
Ω	Mishra Dhatu Nigam Ltd.	8,726	18,571
	MM Forgings Ltd.	2,528	31,022
	Monte Carlo Fashions Ltd.	1,211	11,496
*	Morepen Laboratories Ltd.	49,098	22,488
	Motherson Sumi Systems Ltd.	15,025	24,308
*	Motherson Sumi Wiring India Ltd.	15,025	14,636
	Motilal Oswal Financial Services Ltd.	8,767	84,702
	MRF Ltd.	424	448,039
	Mukand Ltd.	6,374	8,820
	Multi Commodity Exchange of India Ltd.	4,702	82,926
	Nahar Spinning Mills Ltd.	2,181	9,075
	Natco Pharma Ltd.	17,203	148,416
	National Aluminium Co. Ltd.	201,774	199,320
*	National Fertilizers Ltd.	13,589	7,905
	Nava Ltd.	21,096	53,621
	Navneet Education Ltd.	18,503	25,308
	NBCC India Ltd.	147,802	61,755
	NCC Ltd.	97,963	72,801
	NCL Industries Ltd.	7,001	15,436
	NESCO Ltd.	3,968	29,705
	Neuland Laboratories Ltd.	1,459	23,941
	Newgen Software Technologies Ltd.	2,591	12,188
	Nilkamal Ltd.	1,432	35,919
Ω	Nippon Life India Asset Management Ltd.	24,048	84,928
	NMDC Ltd.	153,931	209,999
	NOCIL Ltd.	22,530	78,571
	Novartis India Ltd.	1,209	11,061
	NRB Bearings Ltd.	7,863	13,665
	Oberoi Realty Ltd.	20,871	240,713
*	Olectra Greentech Ltd.	3,169	25,598
*	Omaxe Ltd.	8,674	11,824
	OnMobile Global Ltd.	16,986	28,275
	Oracle Financial Services Software Ltd.	4,290	170,870
	Orient Cement Ltd.	25,897	38,096
	Orient Paper & Industries Ltd.	25,398	8,826
	Oriental Aromatics Ltd.	533	3,866
	Oriental Carbon & Chemicals Ltd.	1,832	20,629
	Panama Petrochem Ltd.	2,894	10,261
Ω	Parag Milk Foods Ltd.	6,480	7,474
*	Patel Engineering Ltd.	53,857	15,834
*	PC Jeweller Ltd.	32,251	19,163
	PCBL Ltd.	36,684	56,497
	Petronet LNG Ltd.	160,395	445,293
	Phoenix Mills Ltd.	13,875	217,996
	PNC Infratech Ltd.	17,993	57,964
	Polyplex Corp. Ltd.	4,412	130,958
*	Power Mech Projects Ltd.	1,284	14,966
*	Prakash Industries Ltd.	25,349	16,967
Ω	Prataap Snacks Ltd.	1,310	12,011
	Precision Camshafts Ltd.	6,065	10,052
	Prestige Estates Projects Ltd.	31,211	163,149
*	Pricol Ltd.	16,687	31,795
*	Prism Johnson Ltd.	29,365	45,115
	PSP Projects Ltd.	1,511	11,813
	Punjab National Bank	434,872	172,887
Ω	Quess Corp. Ltd.	12,739	95,073
	Radico Khaitan Ltd.	8,247	98,261

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd.	44,748	$100,292
	Rajesh Exports Ltd.	12,943	97,163
	Rallis India Ltd.	12,165	32,607
*	Ramco Cements Ltd.	19,866	183,644
*	Ramco Systems Ltd.	1,791	6,319
	Ramkrishna Forgings Ltd.	17,745	40,184
	Rane Holdings Ltd.	2,025	17,284
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	43,628
	Ratnamani Metals & Tubes Ltd.	5,313	113,658
	Raymond Ltd.	9,936	120,505
*Ω	RBL Bank Ltd.	75,127	87,880
	Redington India Ltd.	131,696	207,480
*	Reliance Power Ltd.	540,005	87,415
	Rhi Magnesita India Ltd.	4,507	29,552
	Rico Auto Industries Ltd.	16,938	9,898
	RITES Ltd.	11,078	36,878
*	RPSG Ventures Ltd.	2,302	15,327
*	RSWM Ltd.	3,723	18,613
	Rupa & Co. Ltd.	3,572	16,914
*	Sadbhav Engineering Ltd.	23,722	4,535
	Sagar Cements Ltd.	6,506	14,605
	Sandhar Technologies Ltd.	2,664	8,292
	Sangam India Ltd.	1,977	6,658
*	Sanghi Industries Ltd.	18,177	8,495
*	Sanghvi Movers Ltd.	2,991	9,220
	Sarda Energy & Minerals Ltd.	2,761	33,228
	Sasken Technologies Ltd.	1,587	15,678
	Savita Oil Technologies Ltd.	1,136	17,443
*	SEAMEC Ltd.	1,322	14,245
*	SEPC Ltd.	124,638	12,245
	Sequent Scientific Ltd.	8,389	13,690
	Seshasayee Paper & Boards Ltd.	4,276	11,558
Ω	SH Kelkar & Co. Ltd.	11,863	20,879
	Shakti Pumps India Ltd.	993	5,943
	Shankara Building Products Ltd.	990	8,860
	Sharda Cropchem Ltd.	3,427	22,523
	Sharda Motor Industries Ltd.	1,048	9,897
	Shilpa Medicare Ltd.	7,489	39,004
	Shipping Corp. of India Ltd.	32,265	42,465
*	SIS Ltd.	6,676	37,761
	Siyaram Silk Mills Ltd.	2,979	20,025
	Sobha Ltd.	10,497	93,010
	Solara Active Pharma Sciences Ltd.	2,176	10,582
*	Somany Ceramics Ltd.	3,402	27,081
*	South Indian Bank Ltd.	497,625	49,700
*	Star Cement Ltd.	16,744	18,418
	Steel Authority of India Ltd.	207,419	202,661
	Sterlite Technologies Ltd.	30,912	55,599
	Strides Pharma Science Ltd.	13,475	56,563
	Subex Ltd.	107,968	36,195
	Subros Ltd.	2,637	11,365
	Sudarshan Chemical Industries Ltd.	6,005	35,891
	Sun TV Network Ltd.	19,125	114,325
	Sundaram-Clayton Ltd.	1,180	69,557
	Sunteck Realty Ltd.	12,856	84,277
	Suprajit Engineering Ltd.	16,641	71,665
	Supreme Petrochem Ltd.	6,127	65,758
	Surya Roshni Ltd.	4,819	23,434
	Sutlej Textiles & Industries Ltd.	19,044	15,428

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamil Nadu Newsprint & Papers Ltd.	11,959	$33,672
	Tamilnadu Petroproducts Ltd.	14,233	17,501
	Tata Chemicals Ltd.	38,512	443,935
	Tata Coffee Ltd.	16,634	46,613
	Tata Metaliks Ltd.	1,163	10,229
*Ω	TCNS Clothing Co. Ltd.	1,568	11,545
	TD Power Systems Ltd.	1,985	14,222
	Techno Electric & Engineering Co. Ltd.	13,654	50,875
*Ω	Tejas Networks Ltd.	8,361	50,202
	Texmaco Rail & Engineering Ltd.	63,696	35,067
	Thermax Ltd.	6,206	161,329
	Thirumalai Chemicals Ltd.	11,355	32,556
*	Thomas Cook India Ltd.	36,783	31,246
	Tide Water Oil Co. India Ltd.	1,174	15,029
	Time Technoplast Ltd.	29,889	40,582
	Tinplate Co. of India Ltd.	6,946	25,861
*	Titagarh Wagons Ltd.	8,195	13,140
	Transport Corp. of India Ltd.	6,289	55,369
	Trident Ltd.	241,317	121,280
	Triveni Engineering & Industries Ltd.	15,258	49,041
	TV Today Network Ltd.	8,802	31,073
*	TV18 Broadcast Ltd.	99,411	46,740
	TVS Srichakra Ltd.	1,006	24,903
	Uflex Ltd.	9,820	77,001
*Ω	Ujjivan Small Finance Bank Ltd.	48,339	11,755
	Unichem Laboratories Ltd.	9,845	36,902
	Union Bank of India Ltd.	182,028	88,291
	UPL Ltd.	108,222	1,013,645
	Usha Martin Ltd.	33,163	60,918
*	VA Tech Wabag Ltd.	7,294	22,201
	Vakrangee Ltd.	95,035	33,722
	Vardhman Textiles Ltd.	26,060	100,259
*Ω	Varroc Engineering Ltd.	8,500	37,792
	Venky's India Ltd.	1,292	33,027
	Vesuvius India Ltd.	2,035	29,712
	Vimta Labs Ltd.	1,870	9,239
	Vindhya Telelinks Ltd.	1,643	22,263
*	Vodafone Idea Ltd.	1,114,691	122,999
	Voltamp Transformers Ltd.	884	39,079
	VRL Logistics Ltd.	2,993	23,871
	VST Industries Ltd.	911	36,832
	VST Tillers Tractors Ltd.	936	31,303
	Welspun Corp. Ltd.	26,523	75,793
	Welspun Enterprises Ltd.	17,310	22,166
	Welspun India Ltd.	49,609	43,998
	West Coast Paper Mills Ltd.	9,230	49,546
	Wheels India Ltd.	1,811	16,559
*	Wockhardt Ltd.	8,013	22,436
*	Wonderla Holidays Ltd.	2,335	7,088
*	Yes Bank Ltd.	170,161	32,294
	Zee Entertainment Enterprises Ltd.	206,012	641,449
*	Zee Media Corp. Ltd.	125,644	24,293
	Zensar Technologies Ltd.	16,196	50,731
	Zydus Lifesciences Ltd.	33,849	148,390
	Zydus Wellness Ltd.	3,126	63,931
TOTAL INDIA			32,751,624
INDONESIA — (0.7%)
*	Adhi Karya Persero Tbk PT	585,200	29,210

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	AKR Corporindo Tbk PT	1,586,000	$133,909
	Astra Agro Lestari Tbk PT	80,600	52,485
	Astra Otoparts Tbk PT	172,500	13,545
*	Bank Bukopin Tbk PT	4,221,000	54,697
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	17,967
*	Bank Ganesha Tbk PT	1,421,600	12,183
*	Bank Mayapada International Tbk PT	1,396,100	56,024
	Bank Maybank Indonesia Tbk PT	2,873,800	53,102
*	Bank MNC Internasional Tbk PT	1,754,200	15,982
*	Bank Nationalnobu Tbk PT	80,900	2,947
	Bank Pan Indonesia Tbk PT	863,600	104,262
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	380,853	34,422
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	40,876
	Bank Tabungan Negara Persero Tbk PT	912,100	90,566
	BISI International Tbk PT	236,900	25,408
	Blue Bird Tbk PT	151,800	17,556
*	Buana Lintas Lautan Tbk PT	1,461,500	14,390
	Bukit Asam Tbk PT	607,500	176,373
*	Bumi Serpong Damai Tbk PT	929,000	57,699
	Ciputra Development Tbk PT	1,736,586	108,356
*	Delta Dunia Makmur Tbk PT	888,000	23,492
	Dharma Satya Nusantara Tbk PT	494,300	17,692
	Elnusa Tbk PT	1,110,000	22,623
	Erajaya Swasembada Tbk PT	1,768,000	59,474
	Gajah Tunggal Tbk PT	310,300	14,752
	Gudang Garam Tbk PT	101,100	189,834
	Hexindo Adiperkasa Tbk PT	60,300	25,023
	Indah Kiat Pulp & Paper Tbk PT	507,600	260,298
*	Indika Energy Tbk PT	467,500	84,276
	Indo Tambangraya Megah Tbk PT	67,200	179,583
	Indocement Tunggal Prakarsa Tbk PT	211,200	132,619
	Indofood Sukses Makmur Tbk PT	539,900	247,625
	Indomobil Sukses Internasional Tbk PT	319,500	17,456
	Integra Indocabinet Tbk PT	423,800	17,300
*	Intiland Development Tbk PT	1,209,000	12,069
	Japfa Comfeed Indonesia Tbk PT	790,900	77,123
*	Kawasan Industri Jababeka Tbk PT	3,135,500	34,463
*	Krakatau Steel Persero Tbk PT	689,800	18,046
	Link Net Tbk PT	85,400	26,770
*	Lippo Karawaci Tbk PT	4,211,950	29,830
*	Map Aktif Adiperkasa PT	106,300	23,249
*	Medco Energi Internasional Tbk PT	1,754,872	72,520
	Media Nusantara Citra Tbk PT	1,387,100	98,821
*	Mitra Adiperkasa Tbk PT	449,800	27,017
*	MNC Kapital Indonesia Tbk PT	3,117,400	26,746
*	MNC Land Tbk PT	12,970,200	81,356
*	MNC Vision Networks Tbk PT	1,717,200	12,512
	Pabrik Kertas Tjiwi Kimia Tbk PT	249,600	107,456
	Pakuwon Jati Tbk PT	2,451,800	75,426
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	54,203
*	PP Persero Tbk PT	565,500	34,773
	Puradelta Lestari Tbk PT	1,263,400	13,885
	Ramayana Lestari Sentosa Tbk PT	603,300	23,609
	Resource Alam Indonesia Tbk PT	280,500	11,733
*††	Rimo International Lestari Tbk PT	4,191,900	2,650
	Salim Ivomas Pratama Tbk PT	511,500	16,221
	Sampoerna Agro Tbk PT	68,700	10,110
	Samudera Indonesia Tbk PT	300,600	52,378
*	Sarana Meditama Metropolitan Tbk PT	413,200	11,934

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sawit Sumbermas Sarana Tbk PT	808,800	$82,096
*	Semen Baturaja Persero Tbk PT	247,700	7,988
	Semen Indonesia Persero Tbk PT	577,600	254,516
	Siloam International Hospitals Tbk PT	401,600	27,229
*††	Sri Rejeki Isman Tbk PT	1,787,400	3,299
	Steel Pipe Industry of Indonesia PT	497,300	9,529
	Summarecon Agung Tbk PT	2,151,204	87,907
	Surya Citra Media Tbk PT	1,667,100	24,754
	Surya Esa Perkasa Tbk PT	1,269,000	88,585
	Tempo Scan Pacific Tbk PT	117,300	10,913
	Timah Tbk PT	610,700	60,209
*††	Tiphone Mobile Indonesia Tbk PT	247,700	835
*††	Trada Alam Minera Tbk PT	3,776,600	2,387
*	Trimegah Sekuritas IndonesiaTbk PT	1,532,700	29,339
	Tunas Baru Lampung Tbk PT	599,800	31,151
*	Waskita Karya Persero Tbk PT	868,600	30,219
*	Wijaya Karya Persero Tbk PT	617,100	38,968
	XL Axiata Tbk PT	550,300	88,087
TOTAL INDONESIA			4,236,917
IRELAND — (0.5%)
	AIB Group PLC	219,335	498,910
	Bank of Ireland Group PLC	271,517	1,555,182
	Cairn Homes PLC	174,081	193,648
	FBD Holdings PLC	7,962	82,969
	Glanbia PLC	55,142	649,762
*Ω	Glenveagh Properties PLC	132,660	147,241
*	Permanent TSB Group Holdings PLC	30,009	42,899
	Smurfit Kappa Group PLC	10,743	389,406
TOTAL IRELAND			3,560,017
ISRAEL — (1.3%)
	Afcon Holdings Ltd.	760	35,797
	Africa Israel Residences Ltd.	1,677	96,693
	Alrov Properties & Lodgings Ltd.	1,983	110,069
	Arad Ltd.	3,363	46,504
	Ashtrom Group Ltd.	9,980	232,576
	Aura Investments Ltd.	17,501	33,751
*	Avgol Industries 1953 Ltd.	17,326	11,877
	Azorim-Investment Development & Construction Co. Ltd.	33,567	128,108
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	57,243
*	BioLine RX Ltd.	116,032	10,317
	Carasso Motors Ltd.	6,480	33,470
	Castro Model Ltd.	387	10,333
*	Cellcom Israel Ltd.	28,735	154,358
*	Clal Insurance Enterprises Holdings Ltd.	16,682	326,329
	Delek Automotive Systems Ltd.	9,446	118,872
*	Delek Group Ltd.	2,600	394,776
	Delta Galil Industries Ltd.	2,465	120,450
	Dor Alon Energy in Israel 1988 Ltd.	1,112	41,593
	Duniec Brothers Ltd.	990	65,470
*	Ellomay Capital Ltd.	567	15,037
*	Equital Ltd.	6,299	223,368
*	Fattal Holdings 1998 Ltd.	487	56,955
	First International Bank of Israel Ltd.	14,688	621,010
	FMS Enterprises Migun Ltd.	889	28,398
	Formula Systems 1985 Ltd.	1,912	198,911
	Formula Systems 1985 Ltd., Sponsored ADR	433	45,097

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Gilat Satellite Networks Ltd.	8,133	$54,917
	Golf & Co. Group Ltd.	3,040	5,354
	Hagag Group Real Estate Development	1,963	13,285
	Hamat Group Ltd.	5,206	51,721
	Harel Insurance Investments & Financial Services Ltd.	33,143	338,891
	IDI Insurance Co. Ltd.	1,856	48,391
	Ilex Medical Ltd.	1,003	34,413
	Infinya Ltd.	867	77,868
	Isracard Ltd.	37,915	118,526
	Israel Canada T.R Ltd.	25,831	99,692
	Israel Land Development - Urban Renewal Ltd.	2,527	40,384
	Isras Investment Co. Ltd.	532	105,287
	Issta Lines Ltd.	1,709	49,967
*	Kamada Ltd.	7,363	37,772
	Kardan Real Estate Enterprise & Development Ltd.	24,557	28,748
	Kenon Holdings Ltd.	5,371	232,501
	Kerur Holdings Ltd.	1,355	33,338
	Klil Industries Ltd.	356	30,990
	M Yochananof & Sons Ltd.	1,088	62,698
	Mediterranean Towers Ltd.	24,745	76,966
*	Mehadrin Ltd.	111	5,168
	Meitav Dash Investments Ltd.	8,070	40,784
*	Menora Mivtachim Holdings Ltd.	6,559	131,282
	Meshulam Levinstein Contracting & Engineering Ltd.	157	14,135
	Migdal Insurance & Financial Holdings Ltd.	102,324	159,817
*	Naphtha Israel Petroleum Corp. Ltd.	11,180	69,905
*	Neto Malinda Trading Ltd.	3,324	125,434
	Neto ME Holdings Ltd.	526	28,978
	Oil Refineries Ltd.	617,221	232,599
*	OPC Energy Ltd.	11,808	136,564
	Palram Industries 1990 Ltd.	1,933	24,763
*	Partner Communications Co. Ltd.	41,905	334,456
*	Paz Oil Co. Ltd.	2,643	325,969
*	Perion Network Ltd.	6,547	126,293
	Phoenix Holdings Ltd.	31,758	339,354
	Plasson Industries Ltd.	1,011	56,665
	Prashkovsky Investments & Construction Ltd.	1,882	60,925
	Rapac Communication & Infrastructure Ltd.	1,204	12,369
	Raval Ics Ltd.	12,763	18,083
	Sano-Brunos Enterprises Ltd.	536	47,459
	Scope Metals Group Ltd.	1,359	64,716
	Shalag Industries Ltd.	2,618	9,000
*	Shikun & Binui Ltd.	11,864	55,921
	Shufersal Ltd.	26,270	171,653
*	Solegreen Ltd.	2,924	14,500
	Suny Cellular Communication Ltd.	38,993	20,508
Ω	Tamar Petroleum Ltd.	16,144	47,702
	Tel Aviv Stock Exchange Ltd.	18,960	91,519
*	Tower Semiconductor Ltd.	14,423	687,515
	Victory Supermarket Chain Ltd.	1,071	16,071
	YH Dimri Construction & Development Ltd.	1,816	151,507
TOTAL ISRAEL			8,380,685
ITALY — (2.3%)
	A2A SpA	389,040	501,433
	ACEA SpA	11,629	167,930
*	Aeffe SpA	11,709	17,665
Ω	Anima Holding SpA	45,380	159,322
	Aquafil SpA	4,359	28,262

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Arnoldo Mondadori Editore SpA	32,747	$56,789
	Ascopiave SpA	23,764	67,533
*	Autogrill SpA	27,022	176,298
	Autostrade Meridionali SpA	597	22,829
	Avio SpA	4,608	54,098
	Azimut Holding SpA	23,671	414,080
	Banca IFIS SpA	7,189	96,726
	Banca Mediolanum SpA	53,760	356,020
	Banca Popolare di Sondrio SPA	135,001	448,010
	Banca Profilo SpA	114,968	22,835
Ω	Banca Sistema SpA	15,855	25,228
	Banco BPM SpA	385,940	999,614
	Banco di Desio e della Brianza SpA	12,049	37,387
	BasicNet SpA	4,771	27,246
	BF SpA	11,931	43,344
Ω	BFF Bank SpA	3,503	24,612
	BPER Banca	292,670	406,260
	Brembo SpA	36,468	385,227
	Buzzi Unicem SpA	25,863	472,850
	Cairo Communication SpA	17,223	32,841
	Cembre SpA	235	6,541
	Cementir Holding NV	12,612	81,971
*	CIR SpA-Compagnie Industriali	239,509	101,521
	CNH Industrial NV	5,973	76,948
	Credito Emiliano SpA	23,395	132,419
*	d'Amico International Shipping SA	281,092	56,230
	Danieli & C Officine Meccaniche SpA	12,070	171,225
	Danieli & C Officine Meccaniche SpA	3,835	78,881
	De' Longhi SpA	11,333	215,549
*	Elica SpA	8,847	25,679
	Emak SpA	17,371	23,751
*Ω	Enav SpA	52,512	229,587
	ERG SpA	10,285	335,468
	Esprinet SpA	7,745	56,058
	Exprivia SpA	9,687	18,104
	Fila SpA	6,120	49,802
*	Fincantieri SpA	92,350	48,551
*	FNM SpA	40,686	18,260
*	Garofalo Health Care SpA	4,490	18,263
	Gefran SpA	2,084	18,983
	Hera SpA	198,526	570,420
	IMMSI SpA	62,616	24,562
	Indel B SpA	373	9,046
*	Intek Group SpA	43,866	26,268
*	Iveco Group NV	12,465	76,316
*	IVS Group SA	6,481	27,479
	Leonardo SpA	101,543	951,112
	LU-VE SpA	1,303	29,534
	Maire Tecnimont SpA	35,493	98,567
	Mediobanca Banca di Credito Finanziario SpA	153,011	1,312,331
*	MFE-MediaForEurope NV, Class A	171,094	77,014
*	Newlat Food SpA	4,322	25,460
*Ω	Nexi SpA	2,757	25,039
	Openjobmetis SpA agenzia per il lavoro	3,304	28,890
	Orsero SpA	2,608	38,519
Ω	OVS SpA	73,087	117,551
	Piaggio & C SpA	46,282	121,931
Ω	Pirelli & C SpA	99,938	432,694
Ω	Poste Italiane SpA	68,530	575,673

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Prima Industrie SpA	1,511	$34,838
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	11,355
	Sabaf SpA	2,439	60,205
	SAES Getters SpA	2,203	47,686
	SAES Getters SpA	2,331	33,588
*	Safilo Group SpA	55,553	75,909
*	Saras SpA	74,604	94,637
	SIT SpA	989	6,974
	SOL SpA	8,739	162,083
*	Spaxs SpA	14,626	150,586
*	Telecom Italia SpA	1,859,543	412,557
*	Telecom Italia SpA	1,196,338	250,416
	Tenaris SA	34,205	478,666
	Tenaris SA, Sponsored ADR	35,416	993,773
*	Tod's SpA	642	22,802
	Unipol Gruppo SpA	108,936	456,954
	UnipolSai Assicurazioni SpA	146,694	332,150
TOTAL ITALY			15,001,815
JAPAN — (16.2%)
	77 Bank Ltd.	15,900	212,508
	A&D HOLON Holdings Co. Ltd.	8,100	59,065
	Achilles Corp.	4,600	48,396
	AD Works Group Co. Ltd.	8,300	9,727
	ADEKA Corp.	23,900	432,310
	Advan Group Co. Ltd.	7,500	45,758
	Agro-Kanesho Co. Ltd.	2,600	26,932
	AGS Corp.	1,900	10,716
	Ahresty Corp.	9,900	28,290
	Aichi Bank Ltd.	3,000	123,263
	Aichi Steel Corp.	2,400	38,892
	Aichi Tokei Denki Co. Ltd.	2,700	29,390
	Air Water, Inc.	54,200	729,689
	Airport Facilities Co. Ltd.	9,300	38,148
	Aisan Industry Co. Ltd.	9,100	47,140
	Akatsuki, Inc.	2,500	49,575
*	Akebono Brake Industry Co. Ltd.	42,500	48,764
	Akita Bank Ltd.	5,800	72,025
	Albis Co. Ltd.	2,000	33,998
	Alconix Corp.	9,400	92,841
	Alfresa Holdings Corp.	22,300	297,613
	Alinco, Inc.	4,500	30,506
	Alleanza Holdings Co. Ltd.	3,200	24,989
	Alpen Co. Ltd.	5,100	79,671
	Alpha Corp.	2,400	18,510
	Alps Alpine Co. Ltd.	68,081	708,551
	Alps Logistics Co. Ltd.	6,000	51,798
	Amada Co. Ltd.	12,008	96,925
	Amiyaki Tei Co. Ltd.	500	11,043
	Anabuki Kosan, Inc.	1,200	19,363
	Anest Iwata Corp.	11,300	82,665
	AOKI Holdings, Inc.	9,400	46,278
	Aoyama Trading Co. Ltd.	13,100	86,694
	Aozora Bank Ltd.	39,800	831,997
	Arakawa Chemical Industries Ltd.	5,500	41,547
	Arata Corp.	4,700	145,290
	Arcland Sakamoto Co. Ltd.	8,700	101,124
	Arcs Co. Ltd.	13,300	211,952
	Arealink Co. Ltd.	3,400	40,644

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Asahi Co. Ltd.	5,200	$51,143
Asahi Kogyosha Co. Ltd.	2,600	37,022
ASAHI YUKIZAI Corp.	4,500	71,045
Asanuma Corp.	3,600	72,296
Asia Pile Holdings Corp.	10,700	39,428
ASKA Pharmaceutical Holdings Co. Ltd.	7,400	59,425
Astena Holdings Co. Ltd.	8,100	25,932
Autobacs Seven Co. Ltd.	20,300	213,993
Avantia Co. Ltd.	4,700	29,324
Awa Bank Ltd.	7,900	119,484
Axial Retailing, Inc.	5,100	130,865
Axyz Co. Ltd.	800	19,013
Bando Chemical Industries Ltd.	13,600	98,818
Bank of Iwate Ltd.	4,400	65,597
Bank of Kochi Ltd.	2,700	14,042
Bank of Nagoya Ltd.	4,500	102,437
Bank of Saga Ltd.	4,600	50,836
Bank of the Ryukyus Ltd.	9,100	55,138
Bank of Toyama Ltd.	1,400	19,050
Belluna Co. Ltd.	17,700	103,452
Bourbon Corp.	3,000	48,423
Br Holdings Corp.	4,400	11,519
Bunka Shutter Co. Ltd.	17,100	132,735
Canon Electronics, Inc.	6,900	86,369
Carlit Holdings Co. Ltd.	5,500	27,357
Cawachi Ltd.	4,800	77,587
Central Glass Co. Ltd.	10,400	256,114
Central Security Patrols Co. Ltd.	2,900	55,569
Central Sports Co. Ltd.	2,100	40,600
Chiba Bank Ltd.	104,900	581,865
Chiba Kogyo Bank Ltd.	13,900	26,814
Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	46,754
Chino Corp.	2,600	32,912
Chori Co. Ltd.	4,500	67,174
Chubu Shiryo Co. Ltd.	7,421	61,090
Chuetsu Pulp & Paper Co. Ltd.	3,600	24,495
Chugai Ro Co. Ltd.	2,700	35,164
Chugoku Bank Ltd.	49,100	357,055
Chugoku Marine Paints Ltd.	11,700	77,334
Chukyo Bank Ltd.	3,300	42,564
Chuo Gyorui Co. Ltd.	500	10,732
CI Takiron Corp.	14,900	62,508
Citizen Watch Co. Ltd.	93,000	407,713
CKD Corp.	15,100	214,446
CK-San-Etsu Co. Ltd.	1,300	40,708
CMIC Holdings Co. Ltd.	4,200	48,359
CMK Corp.	17,600	59,727
Coca-Cola Bottlers Japan Holdings, Inc.	45,800	522,166
Computer Engineering & Consulting Ltd.	7,900	72,907
Concordia Financial Group Ltd.	366,700	1,247,513
CONEXIO Corp.	3,700	36,728
Cosmo Energy Holdings Co. Ltd.	25,600	776,457
Create Medic Co. Ltd.	3,000	21,953
CTI Engineering Co. Ltd.	3,300	67,494
Dai Nippon Toryo Co. Ltd.	7,200	39,381
Daicel Corp.	77,800	494,910
Dai-Dan Co. Ltd.	5,100	84,472
Daido Metal Co. Ltd.	9,100	37,267
Daido Steel Co. Ltd.	7,200	214,894

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Daihatsu Diesel Manufacturing Co. Ltd.	7,400	$28,660
Daihen Corp.	5,700	179,557
Daiho Corp.	3,400	109,260
Dai-Ichi Cutter Kogyo KK	1,200	12,158
Daiichi Jitsugyo Co. Ltd.	2,600	65,383
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	58,444
Daiken Corp.	4,800	70,343
Daiki Aluminium Industry Co. Ltd.	7,600	70,858
Daikyonishikawa Corp.	4,500	18,895
Dainichi Co. Ltd.	3,100	15,469
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	43,901
Daio Paper Corp.	25,100	268,757
Daiseki Eco. Solution Co. Ltd.	1,100	6,944
Daishi Hokuetsu Financial Group, Inc.	11,050	213,236
Daishinku Corp.	6,800	48,455
Daisue Construction Co. Ltd.	3,500	40,959
Daito Chemix Corp.	2,000	9,212
Daito Pharmaceutical Co. Ltd.	4,000	79,444
Daitron Co. Ltd.	3,400	48,304
Daiwabo Holdings Co. Ltd.	5,600	80,391
DCM Holdings Co. Ltd.	42,100	329,462
Denka Co. Ltd.	22,100	573,022
Denyo Co. Ltd.	5,900	72,360
Diamond Electric Holdings Co. Ltd.	900	11,174
DIC Corp.	25,400	469,733
Digital Holdings, Inc.	4,600	46,801
DKK-Toa Corp.	3,400	22,355
Doutor Nichires Holdings Co. Ltd.	10,600	132,480
Dowa Holdings Co. Ltd.	15,100	547,627
Duskin Co. Ltd.	11,900	268,482
DyDo Group Holdings, Inc.	3,200	122,242
Eagle Industry Co. Ltd.	9,400	71,195
Ebara Foods Industry, Inc.	1,400	32,576
Eco's Co. Ltd.	1,400	21,035
EDION Corp.	28,600	269,643
EF-ON, Inc.	5,900	24,726
Ehime Bank Ltd.	10,500	68,707
Elematec Corp.	5,800	54,752
Endo Lighting Corp.	4,100	23,803
ES-Con Japan Ltd.	7,300	46,249
Eslead Corp.	2,900	37,415
ESPEC Corp.	4,800	66,304
Exedy Corp.	9,200	119,798
EXEO Group, Inc.	9,800	164,208
Ezaki Glico Co. Ltd.	12,200	356,457
FALCO HOLDINGS Co. Ltd.	2,300	33,148
FCC Co. Ltd.	12,300	130,968
Feed One Co. Ltd.	7,300	38,784
Ferrotec Holdings Corp.	13,200	247,353
FIDEA Holdings Co. Ltd.	5,910	57,425
First Bank of Toyama Ltd.	19,100	60,209
First Brothers Co. Ltd.	1,800	11,214
FJ Next Holdings Co. Ltd.	5,000	40,790
Focus Systems Corp.	4,700	32,943
France Bed Holdings Co. Ltd.	7,200	49,800
Freund Corp.	3,200	17,840
Fudo Tetra Corp.	4,400	54,267
Fuji Co. Ltd.	7,100	116,094
Fuji Corp.	22,400	347,136

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Corp.	3,200	$30,338
	Fuji Corp. Ltd.	9,800	49,152
	Fuji Die Co. Ltd.	1,700	8,368
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	29,925
	Fuji Kosan Co. Ltd.	1,300	11,085
	Fuji Oil Co. Ltd.	15,000	37,245
	Fuji Oil Holdings, Inc.	14,500	247,455
	Fuji Pharma Co. Ltd.	5,500	41,377
	Fuji Seal International, Inc.	4,200	48,667
	Fujibo Holdings, Inc.	3,600	94,506
	Fujicco Co. Ltd.	5,300	76,843
	Fujikura Composites, Inc.	6,200	41,550
	Fujikura Kasei Co. Ltd.	7,900	29,111
	Fujikura Ltd.	66,300	400,797
	Fujimori Kogyo Co. Ltd.	4,700	125,522
	Fujiya Co. Ltd.	3,200	57,520
	FuKoKu Co. Ltd.	3,700	27,022
	Fukuda Corp.	2,100	78,649
	Fukuda Denshi Co. Ltd.	3,300	183,642
	Fukui Bank Ltd.	7,700	78,782
	Fukuoka Financial Group, Inc.	58,260	1,032,642
	Fukushima Bank Ltd.	9,000	14,636
	Fukushima Galilei Co. Ltd.	3,300	90,733
	Fukuyama Transporting Co. Ltd.	8,200	191,510
	Fumakilla Ltd.	1,200	10,389
	Furukawa Co. Ltd.	10,300	95,733
	Furukawa Electric Co. Ltd.	19,500	340,853
	Furuno Electric Co. Ltd.	8,700	72,110
	Fuso Pharmaceutical Industries Ltd.	2,300	37,067
	Futaba Industrial Co. Ltd.	19,300	53,909
	Future Innovation Group, Inc.	4,200	10,256
	Gakken Holdings Co. Ltd.	4,400	31,455
	Gecoss Corp.	5,000	30,890
	Geo Holdings Corp.	10,700	113,032
	GL Sciences, Inc.	2,600	46,567
	Glory Ltd.	14,475	240,353
	Glosel Co. Ltd.	6,000	19,078
*	Godo Steel Ltd.	3,100	34,106
	Grandy House Corp.	4,100	17,407
	GS Yuasa Corp.	19,600	357,859
	GSI Creos Corp.	3,400	37,480
	G-Tekt Corp.	8,100	81,596
	Gunma Bank Ltd.	59,300	170,153
	Gunze Ltd.	5,300	154,450
	H.U. Group Holdings, Inc.	13,800	330,715
	H2O Retailing Corp.	20,900	157,177
	Hachijuni Bank Ltd.	120,600	448,975
	Hagihara Industries, Inc.	4,100	34,157
	Hagiwara Electric Holdings Co. Ltd.	3,300	50,125
	Hagoromo Foods Corp.	500	11,610
	Hakuto Co. Ltd.	3,200	61,952
	Hamakyorex Co. Ltd.	4,500	108,014
	Handsman Co. Ltd.	1,900	12,822
	Hanwa Co. Ltd.	11,900	260,262
	Happinet Corp.	4,400	53,163
	Hard Off Corp. Co. Ltd.	3,900	28,300
	Harima Chemicals Group, Inc.	4,400	25,172
	Haseko Corp.	69,000	840,034
	Hashimoto Sogyo Holdings Co. Ltd.	1,600	25,626

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hazama Ando Corp.	48,000	$323,124
	Heiwa Corp.	17,200	268,494
	Heiwa Real Estate Co. Ltd.	8,100	243,866
	Heiwado Co. Ltd.	10,400	156,432
	Himaraya Co. Ltd.	2,700	19,869
	Hino Motors Ltd.	86,300	448,519
	Hirakawa Hewtech Corp.	4,100	34,018
	Hirano Tecseed Co. Ltd.	2,400	33,986
	Hirata Corp.	700	25,097
	Hirogin Holdings, Inc.	85,200	393,642
	Hirose Tusyo, Inc.	800	15,613
*	Hiroshima Electric Railway Co. Ltd.	5,100	32,088
	Hitachi Zosen Corp.	49,000	306,646
	Hochiki Corp.	3,900	38,955
	Hodogaya Chemical Co. Ltd.	2,100	55,569
	Hogy Medical Co. Ltd.	6,800	179,273
	Hokkaido Coca-Cola Bottling Co. Ltd.	900	27,719
	Hokkan Holdings Ltd.	3,400	32,144
	Hokko Chemical Industry Co. Ltd.	5,700	41,969
	Hokkoku Financial Holdings, Inc.	7,500	261,121
	Hokuetsu Corp.	41,600	219,357
	Hokuetsu Industries Co. Ltd.	7,500	51,782
	Hokuhoku Financial Group, Inc.	18,300	118,252
	Hokuriku Electric Industry Co. Ltd.	2,500	21,036
	Hokuto Corp.	6,300	91,418
	Honda Tsushin Kogyo Co. Ltd.	5,600	23,728
	H-One Co. Ltd.	7,100	32,812
	Honeys Holdings Co. Ltd.	4,700	45,241
	Hoosiers Holdings Co. Ltd.	10,600	64,943
	Hosokawa Micron Corp.	4,100	84,262
	Howa Machinery Ltd.	3,900	25,625
	HS Holdings Co. Ltd.	7,200	64,952
	Hyakugo Bank Ltd.	64,600	158,642
	Hyakujushi Bank Ltd.	3,900	49,921
	Ichiken Co. Ltd.	1,900	26,169
	Ichikoh Industries Ltd.	16,400	45,332
	Ichimasa Kamaboko Co. Ltd.	3,000	17,946
	Ichinen Holdings Co. Ltd.	6,400	61,317
	Ichiyoshi Securities Co. Ltd.	12,500	58,906
	IDEA Consultants, Inc.	1,600	21,397
	Iino Kaiun Kaisha Ltd.	25,600	136,537
	IJTT Co. Ltd.	6,900	27,316
	Imagica Group, Inc.	6,500	41,965
	Imura Envelope Co., Inc.	2,800	16,786
	Inaba Denki Sangyo Co. Ltd.	14,600	304,414
	Inaba Seisakusho Co. Ltd.	3,600	35,674
	Inabata & Co. Ltd.	14,900	270,399
	Inageya Co. Ltd.	3,300	31,574
	INFRONEER Holdings, Inc.	79,252	581,752
	I-PEX, Inc.	3,600	36,467
	Ise Chemicals Corp.	900	27,825
	Iseki & Co. Ltd.	7,400	67,231
	Isetan Mitsukoshi Holdings Ltd.	20,500	164,124
	Ishihara Sangyo Kaisha Ltd.	12,100	95,646
	Ishizuka Glass Co. Ltd.	1,000	12,590
	Itochu Enex Co. Ltd.	16,700	134,432
	Itochu-Shokuhin Co. Ltd.	1,900	71,283
	Itoham Yonekyu Holdings, Inc.	48,300	242,059
	Itoki Corp.	12,300	36,527

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IwaiCosmo Holdings, Inc.	6,600	$62,449
	Iwaki Co. Ltd.	2,900	21,807
	Iwasaki Electric Co. Ltd.	2,500	50,477
	Iwatani Corp.	9,200	385,634
	Iyo Bank Ltd.	78,300	379,859
	Izumi Co. Ltd.	9,500	222,680
	J Front Retailing Co. Ltd.	49,200	414,191
	J Trust Co. Ltd.	29,200	106,866
	JANOME Corp.	6,900	38,951
	Japan Aviation Electronics Industry Ltd.	13,100	223,768
	Japan Cash Machine Co. Ltd.	4,800	25,047
	Japan Electronic Materials Corp.	4,400	58,275
	Japan Investment Adviser Co. Ltd.	3,100	32,824
	Japan Oil Transportation Co. Ltd.	700	12,909
	Japan Pulp & Paper Co. Ltd.	3,900	122,003
	Japan Transcity Corp.	10,000	37,616
	Japan Wool Textile Co. Ltd.	17,400	135,694
	JDC Corp.	12,400	56,724
	Jichodo Co. Ltd.	200	9,625
	Jimoto Holdings, Inc.	3,000	12,782
	JINUSHI Co. Ltd.	2,900	44,092
	JK Holdings Co. Ltd.	5,500	41,176
	JMS Co. Ltd.	7,000	30,778
	J-Oil Mills, Inc.	6,700	81,528
	Joshin Denki Co. Ltd.	6,700	100,965
	Joyful Honda Co. Ltd.	15,300	181,021
	JSP Corp.	3,300	36,562
	JTEKT Corp.	70,725	524,421
	Juki Corp.	6,600	37,437
	Juroku Financial Group, Inc.	10,900	204,591
	JVCKenwood Corp.	32,100	41,390
	Kadoya Sesame Mills, Inc.	1,100	29,275
	Kaga Electronics Co. Ltd.	4,900	119,396
	Kamei Corp.	9,700	78,448
	Kamigumi Co. Ltd.	14,000	284,682
	Kanaden Corp.	6,800	54,530
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	56,913
	Kaname Kogyo Co. Ltd.	1,300	8,246
	Kanamoto Co. Ltd.	11,200	172,446
	Kandenko Co. Ltd.	34,400	213,561
	Kaneka Corp.	15,000	406,426
	Kaneko Seeds Co. Ltd.	2,800	34,385
	Kanematsu Corp.	26,400	275,201
	Kanemi Co. Ltd.	1,200	25,027
	Kanto Denka Kogyo Co. Ltd.	12,700	87,102
*	Kasai Kogyo Co. Ltd.	11,600	22,470
	Katakura & Co-op Agri Corp.	1,200	11,111
	Kato Sangyo Co. Ltd.	6,500	161,053
	Kawada Technologies, Inc.	1,700	46,861
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,000	43,122
	Kawasaki Heavy Industries Ltd.	44,200	868,111
	Kawata Manufacturing Co. Ltd.	1,500	10,497
	Keiyo Bank Ltd.	22,600	80,617
	Keiyo Co. Ltd.	10,700	79,309
	Kenko Mayonnaise Co. Ltd.	3,934	44,313
	KFC Ltd.	1,400	17,868
	Kimura Chemical Plants Co. Ltd.	5,800	32,337
	Kimura Unity Co. Ltd.	4,900	29,958
	King Jim Co. Ltd.	4,900	33,315

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kitagawa Corp.	3,300	$34,902
	Kita-Nippon Bank Ltd.	2,600	32,456
	Kitano Construction Corp.	1,200	19,973
	Kito Corp.	4,700	93,727
	Kitz Corp.	22,500	118,829
	Kiyo Bank Ltd.	21,200	232,848
	Koa Corp.	11,000	177,293
	Koatsu Gas Kogyo Co. Ltd.	9,700	49,839
	Kobe Steel Ltd.	80,200	372,838
	Kohnan Shoji Co. Ltd.	7,800	218,726
	Kohsoku Corp.	2,700	30,505
	Kojima Co. Ltd.	7,900	39,495
	Kokusai Pulp & Paper Co. Ltd.	9,800	36,631
	Kokuyo Co. Ltd.	14,500	193,346
	KOMAIHALTEC, Inc.	1,200	15,181
	Komeri Co. Ltd.	10,300	207,243
	Konaka Co. Ltd.	7,500	19,359
	Kondotec, Inc.	5,400	42,235
	Konica Minolta, Inc.	58,800	208,557
	Konishi Co. Ltd.	8,300	101,469
	Konoike Transport Co. Ltd.	9,000	87,365
*	Kosaido Holdings Co. Ltd.	3,900	31,548
	Krosaki Harima Corp.	1,800	60,238
	KRS Corp.	3,600	31,701
	K's Holdings Corp.	32,200	325,145
	KU Holdings Co. Ltd.	3,700	34,262
	Kumagai Gumi Co. Ltd.	11,200	238,298
	Kumiai Chemical Industry Co. Ltd.	23,600	176,531
	Kurabo Industries Ltd.	4,600	70,558
	Kuraray Co. Ltd.	106,500	857,223
	Kureha Corp.	4,900	372,664
	Kurimoto Ltd.	3,200	39,930
	Kuriyama Holdings Corp.	5,000	34,734
	Kuroda Precision Industries Ltd.	900	12,149
	KYB Corp.	6,200	144,171
	Kyoden Co. Ltd.	3,800	16,887
	Kyodo Printing Co. Ltd.	2,200	41,423
	Kyoei Steel Ltd.	4,900	54,336
	Kyokuto Boeki Kaisha Ltd.	2,400	48,077
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	113,581
	Kyokuto Securities Co. Ltd.	6,200	32,476
	Kyokuyo Co. Ltd.	2,800	76,219
	KYORIN Holdings, Inc.	11,100	150,789
	Kyosan Electric Manufacturing Co. Ltd.	12,300	40,870
	Kyudenko Corp.	10,500	228,548
	Kyushu Financial Group, Inc.	124,000	366,471
	Lacto Japan Co. Ltd.	2,600	47,850
	Lintec Corp.	12,900	226,789
	Look Holdings, Inc.	1,800	23,502
	Mabuchi Motor Co. Ltd.	14,100	404,110
	Macnica Fuji Electronics Holdings, Inc.	14,200	289,836
	Macromill, Inc.	6,100	42,271
	Maezawa Industries, Inc.	5,300	24,661
	Makino Milling Machine Co. Ltd.	8,000	272,360
	Marubun Corp.	5,500	32,430
	Marudai Food Co. Ltd.	5,800	68,515
	Maruha Nichiro Corp.	11,100	207,138
	MARUKA FURUSATO Corp.	5,038	109,645
	Marusan Securities Co. Ltd.	17,500	62,109

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maruyama Manufacturing Co., Inc.	1,100	$13,044
	Maruzen CHI Holdings Co. Ltd.	3,000	8,318
	Maruzen Showa Unyu Co. Ltd.	4,700	115,818
	Matsuda Sangyo Co. Ltd.	4,300	65,507
	Maxell Ltd.	11,300	118,195
	Maxvalu Tokai Co. Ltd.	2,200	44,749
	Mazda Motor Corp.	46,000	387,760
	Mebuki Financial Group, Inc.	291,090	587,286
	Medical System Network Co. Ltd.	6,400	21,316
	Medikit Co. Ltd.	2,100	36,765
	Medius Holdings Co. Ltd.	2,600	19,788
	Megachips Corp.	4,900	122,757
	Megmilk Snow Brand Co. Ltd.	10,500	146,192
	Meidensha Corp.	11,500	177,991
	Meiji Electric Industries Co. Ltd.	2,000	16,529
	Meisei Industrial Co. Ltd.	12,400	66,304
	Meiwa Estate Co. Ltd.	4,900	23,328
	Melco Holdings, Inc.	2,000	53,613
*	Metaps, Inc.	2,500	10,485
	Mie Kotsu Group Holdings, Inc.	16,800	61,112
	Mikuni Corp.	9,900	26,171
	MIMAKI ENGINEERING Co. Ltd.	2,700	12,342
	Mimasu Semiconductor Industry Co. Ltd.	5,700	91,404
	Mirait Holdings Corp.	31,310	391,069
	Mitani Sangyo Co. Ltd.	11,800	28,225
	Mito Securities Co. Ltd.	18,500	36,948
	Mitsuba Corp.	8,100	25,467
	Mitsubishi Kakoki Kaisha Ltd.	2,300	35,492
	Mitsubishi Logistics Corp.	15,900	426,632
	Mitsubishi Materials Corp.	13,300	201,220
*	Mitsubishi Paper Mills Ltd.	15,464	34,599
	Mitsubishi Research Institute, Inc.	2,400	79,289
	Mitsubishi Shokuhin Co. Ltd.	5,500	143,016
	Mitsubishi Steel Manufacturing Co. Ltd.	5,000	36,473
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	86,984
*	Mitsui E&S Holdings Co. Ltd.	35,600	96,034
	Mitsui Mining & Smelting Co. Ltd.	18,016	431,454
	Mitsui-Soko Holdings Co. Ltd.	5,900	137,601
	Miyaji Engineering Group, Inc.	2,300	57,757
	Miyazaki Bank Ltd.	3,200	50,672
	Miyoshi Oil & Fat Co. Ltd.	3,100	23,688
	Mizuno Corp.	6,300	118,307
	Mochida Pharmaceutical Co. Ltd.	7,000	171,850
	Modec, Inc.	2,600	24,232
	Monex Group, Inc.	50,300	177,477
	MORESCO Corp.	2,000	17,463
	Morinaga Milk Industry Co. Ltd.	9,900	365,041
	Moriroku Holdings Co. Ltd.	3,000	41,995
	Morita Holdings Corp.	10,700	108,443
	Mory Industries, Inc.	1,800	35,677
	MRK Holdings, Inc.	10,200	8,507
	MrMax Holdings Ltd.	8,500	40,032
	Musashi Seimitsu Industry Co. Ltd.	15,800	169,952
	Musashino Bank Ltd.	9,600	127,812
	NAC Co. Ltd.	3,000	21,955
	Nachi-Fujikoshi Corp.	4,800	133,714
	Nafco Co. Ltd.	5,500	66,136
	Nagano Bank Ltd.	2,800	26,982
	Nagano Keiki Co. Ltd.	4,200	37,252

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagase & Co. Ltd.	32,400	$487,348
	Nagatanien Holdings Co. Ltd.	3,800	57,807
	Naigai Tec Corp.	900	17,750
	Nakabayashi Co. Ltd.	5,900	23,083
	Nakamoto Packs Co. Ltd.	800	9,758
	Nakamuraya Co. Ltd.	600	14,258
	Nakayama Steel Works Ltd.	8,000	27,203
*	Namura Shipbuilding Co. Ltd.	20,100	63,680
	Nanto Bank Ltd.	8,300	126,339
	Nanyo Corp.	1,300	17,643
	Nasu Denki Tekko Co. Ltd.	400	24,533
	Natori Co. Ltd.	2,300	36,038
	New Japan Chemical Co. Ltd.	7,000	14,556
	NF Holdings Corp.	1,500	13,449
	NGK Spark Plug Co. Ltd.	45,600	892,959
	NHK Spring Co. Ltd.	66,144	450,754
	Nice Corp.	2,600	32,872
	Nichias Corp.	16,300	290,871
	Nichiban Co. Ltd.	3,400	42,737
	Nichicon Corp.	13,400	128,558
	Nichiden Corp.	4,700	69,906
	Nichiha Corp.	7,200	148,743
	Nichimo Co. Ltd.	800	14,452
	Nichireki Co. Ltd.	8,300	87,071
	Nichirin Co. Ltd.	3,750	44,398
	Nihon Chouzai Co. Ltd.	2,600	27,803
	Nihon Dengi Co. Ltd.	2,400	59,290
	Nihon Denkei Co. Ltd.	2,100	23,135
	Nihon Flush Co. Ltd.	5,300	39,115
	Nihon House Holdings Co. Ltd.	13,000	40,488
	Nihon Nohyaku Co. Ltd.	13,700	70,777
	Nihon Plast Co. Ltd.	6,400	22,163
	Nihon Trim Co. Ltd.	1,400	25,966
	Niitaka Co. Ltd.	1,100	19,086
	Nikkiso Co. Ltd.	14,700	91,265
	Nikko Co. Ltd.	8,200	40,013
	Nikkon Holdings Co. Ltd.	19,500	358,611
	Nippi, Inc.	900	23,189
	Nippn Corp.	15,900	191,738
	Nippon Carbide Industries Co., Inc.	2,300	23,791
	Nippon Carbon Co. Ltd.	3,000	92,175
	Nippon Chemical Industrial Co. Ltd.	3,800	58,392
*	Nippon Chemi-Con Corp.	3,700	48,410
	Nippon Coke & Engineering Co. Ltd.	67,700	61,664
	Nippon Concrete Industries Co. Ltd.	17,600	36,152
	Nippon Denko Co. Ltd.	35,700	96,708
	Nippon Densetsu Kogyo Co. Ltd.	12,200	166,269
	Nippon Dry-Chemical Co. Ltd.	1,400	17,687
	Nippon Electric Glass Co. Ltd.	27,600	549,513
	Nippon Filcon Co. Ltd.	3,100	11,444
	Nippon Kayaku Co. Ltd.	36,700	308,938
*	Nippon Kinzoku Co. Ltd.	900	7,873
	Nippon Koei Co. Ltd.	4,000	104,464
	Nippon Light Metal Holdings Co. Ltd.	14,100	168,627
	Nippon Paper Industries Co. Ltd.	9,700	70,346
	Nippon Pillar Packing Co. Ltd.	1,800	36,543
	Nippon Piston Ring Co. Ltd.	4,600	44,130
	Nippon Road Co. Ltd.	900	45,827
	Nippon Seisen Co. Ltd.	700	23,939

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	2,800	$44,935
*	Nippon Sheet Glass Co. Ltd.	9,400	27,419
	Nippon Shokubai Co. Ltd.	9,300	364,012
	Nippon Signal Co. Ltd	14,400	106,310
	Nippon Soda Co. Ltd.	6,600	208,659
	Nippon Steel Trading Corp.	4,900	190,497
	Nippon Suisan Kaisha Ltd.	82,900	373,218
	Nippon Systemware Co. Ltd.	1,000	18,398
	Nippon Thompson Co. Ltd.	23,100	92,633
	Nippon Yakin Kogyo Co. Ltd.	5,500	92,712
	Nipro Corp.	41,300	362,187
	Nishimatsu Construction Co. Ltd.	2,600	77,878
	Nishi-Nippon Financial Holdings, Inc.	23,400	130,555
	Nishio Rent All Co. Ltd.	6,700	144,872
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	29,946
	Nissei ASB Machine Co. Ltd.	2,300	63,769
	Nissei Plastic Industrial Co. Ltd.	5,800	40,559
	Nissha Co. Ltd.	8,200	96,541
	Nisshin Oillio Group Ltd.	8,600	209,427
	Nisshinbo Holdings, Inc.	47,604	379,180
	Nissin Corp.	5,000	62,128
	Nissin Electric Co. Ltd.	10,600	121,800
	Nitta Gelatin, Inc.	3,800	17,658
	Nitto Boseki Co. Ltd.	8,200	149,183
	Nitto Fuji Flour Milling Co. Ltd.	800	27,477
	Nitto Kogyo Corp.	8,800	171,365
	Nitto Seiko Co. Ltd.	12,100	47,049
	Nittoc Construction Co. Ltd.	5,800	37,939
	Nittoku Co. Ltd.	1,700	33,869
	Nohmi Bosai Ltd.	7,000	97,199
	Nojima Corp.	8,400	184,255
	Noritsu Koki Co. Ltd.	6,400	114,636
	Noritz Corp.	11,100	124,331
	North Pacific Bank Ltd.	46,400	79,833
	NS United Kaiun Kaisha Ltd.	2,900	87,307
	NSK Ltd.	128,700	720,733
*	NTN Corp.	111,000	206,042
	Oat Agrio Co. Ltd.	2,600	34,207
	Obara Group, Inc.	2,900	65,455
	Ochi Holdings Co. Ltd.	900	8,307
	Oenon Holdings, Inc.	12,400	28,550
	Ogaki Kyoritsu Bank Ltd.	7,400	96,953
	Ohara, Inc.	2,300	21,499
	Oiles Corp.	6,500	78,134
	Oita Bank Ltd.	1,400	20,602
	Okabe Co. Ltd.	10,700	50,140
	Okada Aiyon Corp.	1,100	12,130
	Okamoto Industries, Inc.	3,400	100,895
	Okamoto Machine Tool Works Ltd.	1,300	39,115
	Okamura Corp.	16,400	163,672
	Okasan Securities Group, Inc.	53,000	135,429
	Oki Electric Industry Co. Ltd.	17,000	98,220
	Okinawa Financial Group, Inc.	4,280	71,841
	OKUMA Corp.	7,100	278,970
	Okumura Corp.	10,700	237,864
	Okura Industrial Co. Ltd.	2,800	37,387
	Okuwa Co. Ltd.	9,100	60,279
	Olba Healthcare Holdings, Inc.	1,600	19,512
	Olympic Group Corp.	2,600	11,791

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Onoken Co. Ltd.	7,100	$75,678
Onward Holdings Co. Ltd.	37,900	72,054
Organo Corp.	400	27,986
Oriental Consultants Holdings Co. Ltd.	500	10,524
Oriental Shiraishi Corp.	36,900	69,661
Origin Co. Ltd.	900	8,335
Osaki Electric Co. Ltd.	16,200	62,932
OSG Corp.	24,600	337,625
OUG Holdings, Inc.	1,100	23,188
Ozu Corp.	1,500	20,911
Pacific Industrial Co. Ltd.	13,600	104,959
Pack Corp.	3,900	71,307
PALTAC Corp.	800	25,079
Paraca, Inc.	1,600	22,847
Paramount Bed Holdings Co. Ltd.	10,800	200,208
Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	34,432
Penta-Ocean Construction Co. Ltd.	56,000	307,802
People Dreams & Technologies Group Co. Ltd.	2,300	46,357
Pickles Corp.	4,900	42,014
Press Kogyo Co. Ltd.	28,800	88,747
Pressance Corp.	7,500	88,481
Prima Meat Packers Ltd.	7,200	122,707
Procrea Holdings, Inc.	5,984	92,012
Pronexus, Inc.	5,100	43,464
Proto Corp.	8,500	71,304
PS Mitsubishi Construction Co. Ltd.	11,200	52,916
Punch Industry Co. Ltd.	4,100	14,298
Qol Holdings Co. Ltd.	6,200	69,743
Raiznext Corp.	8,600	79,112
Rasa Corp.	1,900	13,883
Rasa Industries Ltd.	2,800	40,176
Raysum Co. Ltd.	4,400	43,613
Rengo Co. Ltd.	63,700	372,527
Restar Holdings Corp.	5,900	86,377
Retail Partners Co. Ltd.	9,100	83,253
Rheon Automatic Machinery Co. Ltd.	7,100	69,400
Riken Technos Corp.	11,500	40,653
Riken Vitamin Co. Ltd.	5,400	70,126
Rion Co. Ltd.	2,600	47,103
Rix Corp.	600	9,316
Rokko Butter Co. Ltd.	3,900	42,481
Roland DG Corp.	2,700	68,495
Ryobi Ltd.	7,900	66,505
Ryoden Corp.	4,800	59,053
Ryosan Co. Ltd.	5,300	89,275
S Foods, Inc.	5,100	117,189
S&B Foods, Inc.	2,500	69,582
Sac's Bar Holdings, Inc.	9,400	43,460
Sakai Chemical Industry Co. Ltd.	5,400	78,986
Sakai Heavy Industries Ltd.	1,600	35,958
Sakai Moving Service Co. Ltd.	1,000	37,160
Sakata INX Corp.	14,300	106,203
Sala Corp.	18,200	99,272
SAMTY Co. Ltd.	9,800	151,888
San Holdings, Inc.	3,300	46,299
San ju San Financial Group, Inc.	6,430	68,221
San-A Co. Ltd.	5,800	182,226
San-Ai Obbli Co. Ltd.	19,800	159,370
Sanei Architecture Planning Co. Ltd.	3,100	38,804

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Sangetsu Corp.	12,600	$151,798
San-In Godo Bank Ltd.	37,500	190,553
Sanki Engineering Co. Ltd.	11,600	144,552
Sanko Gosei Ltd.	6,600	18,842
Sanko Metal Industrial Co. Ltd.	1,000	20,222
Sankyo Co. Ltd.	10,500	330,231
Sankyo Frontier Co. Ltd.	1,400	42,351
Sankyo Tateyama, Inc.	7,100	34,530
Sankyu, Inc.	15,200	504,044
Sanoh Industrial Co. Ltd.	9,600	50,350
Sansei Technologies, Inc.	4,600	28,544
Sansha Electric Manufacturing Co. Ltd.	4,900	33,380
Sanshin Electronics Co. Ltd.	2,200	25,510
Sanyo Chemical Industries Ltd.	3,500	126,456
Sanyo Denki Co. Ltd.	2,700	112,138
Sanyo Special Steel Co. Ltd.	6,600	100,723
Sanyo Trading Co. Ltd.	6,600	50,142
Sapporo Holdings Ltd.	4,200	94,047
Sato Holdings Corp.	6,800	101,783
Sato Shoji Corp.	5,000	42,212
Satori Electric Co. Ltd.	4,200	34,969
Satudora Holdings Co. Ltd.	1,800	8,739
Sawai Group Holdings Co. Ltd.	11,500	373,061
Scroll Corp.	9,700	64,761
Seika Corp.	2,600	32,291
Seikitokyu Kogyo Co. Ltd.	8,500	52,980
Seiko Holdings Corp.	8,200	181,006
Seikoh Giken Co. Ltd.	1,600	22,425
Seino Holdings Co. Ltd.	39,400	326,804
SEMITEC Corp.	400	21,705
Senko Group Holdings Co. Ltd.	32,800	227,041
Senshu Electric Co. Ltd.	2,300	90,067
Senshu Ikeda Holdings, Inc.	51,800	80,683
Shibaura Machine Co. Ltd.	7,300	156,259
Shibusawa Warehouse Co. Ltd.	3,100	50,275
Shibuya Corp.	3,200	59,917
Shiga Bank Ltd.	12,400	252,420
Shikibo Ltd.	4,000	27,171
Shikoku Bank Ltd.	12,000	76,463
Shima Seiki Manufacturing Ltd.	8,700	145,824
Shimizu Bank Ltd.	2,700	29,819
Shimizu Corp.	54,600	309,508
Shimojima Co. Ltd.	5,000	37,840
Shin Nippon Air Technologies Co. Ltd.	3,200	45,626
Shinagawa Refractories Co. Ltd.	1,700	47,430
Shindengen Electric Manufacturing Co. Ltd.	2,500	65,855
Shin-Etsu Polymer Co. Ltd.	11,300	117,126
Shinko Shoji Co. Ltd.	8,100	55,258
Shinmaywa Industries Ltd.	14,600	116,831
Shin-Nihon Tatemono Co. Ltd.	3,600	11,576
Shinoken Group Co. Ltd.	7,900	65,432
Shinsei Bank Ltd.	21,400	323,703
Shinsho Corp.	1,500	43,513
Shinwa Co. Ltd.	3,600	61,833
Shinwa Co. Ltd.	3,500	20,714
Shizuki Electric Co., Inc.	7,500	30,388
Shizuoka Bank Ltd.	150,500	910,738
Shizuoka Gas Co. Ltd.	16,700	118,496
Shofu, Inc.	2,700	36,589

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Showa Denko KK	58,900	$987,785
Showa Sangyo Co. Ltd.	5,000	95,168
Showa Shinku Co. Ltd.	700	7,566
Siix Corp.	10,100	73,661
Sinanen Holdings Co. Ltd.	2,300	63,368
Sinfonia Technology Co. Ltd.	7,500	81,643
Sinko Industries Ltd.	5,700	72,253
SK-Electronics Co. Ltd.	2,400	17,229
SKY Perfect JSAT Holdings, Inc.	56,500	236,714
SMK Corp.	1,500	24,845
Soda Nikka Co. Ltd.	6,400	27,643
Sodick Co. Ltd.	16,800	105,101
Sojitz Corp.	79,440	1,207,216
Soken Chemical & Engineering Co. Ltd.	2,800	39,664
SPK Corp.	2,100	22,060
ST Corp.	3,700	43,467
Star Mica Holdings Co. Ltd.	2,100	25,104
Star Micronics Co. Ltd.	9,900	128,288
Starts Corp., Inc.	8,800	191,012
Starzen Co. Ltd.	4,900	75,182
Stella Chemifa Corp.	2,900	54,984
Step Co. Ltd.	1,700	22,336
Subaru Enterprise Co. Ltd.	400	26,211
Sugimoto & Co. Ltd.	2,800	44,034
Sumida Corp.	5,400	33,901
Sumitomo Bakelite Co. Ltd.	10,600	343,083
Sumitomo Dainippon Pharma Co. Ltd.	60,400	473,020
Sumitomo Densetsu Co. Ltd.	5,900	118,411
Sumitomo Forestry Co. Ltd.	43,200	670,746
Sumitomo Heavy Industries Ltd.	36,700	839,690
Sumitomo Mitsui Construction Co. Ltd.	33,900	115,218
Sumitomo Osaka Cement Co. Ltd.	11,500	303,868
Sumitomo Precision Products Co. Ltd.	1,300	26,674
Sumitomo Riko Co. Ltd.	8,700	40,498
Sumitomo Rubber Industries Ltd.	57,954	522,539
Sumitomo Seika Chemicals Co. Ltd.	1,100	24,738
Sumitomo Warehouse Co. Ltd.	15,100	238,308
Sun Frontier Fudousan Co. Ltd.	9,500	79,640
Suncall Corp.	7,300	34,791
Sun-Wa Technos Corp.	3,300	35,391
Suruga Bank Ltd.	61,100	171,250
Suzuki Co. Ltd.	4,300	25,968
SWCC Showa Holdings Co. Ltd.	7,100	94,721
T Hasegawa Co. Ltd.	9,200	210,947
T RAD Co. Ltd.	2,300	44,967
T&K Toka Co. Ltd.	6,700	44,245
Tachibana Eletech Co. Ltd.	4,500	52,396
Tachi-S Co. Ltd.	6,400	56,988
Tadano Ltd.	25,600	186,041
Taihei Dengyo Kaisha Ltd.	4,000	91,588
Taiheiyo Cement Corp.	13,000	195,040
Taiheiyo Kouhatsu, Inc.	1,500	6,946
Taiho Kogyo Co. Ltd.	2,600	13,149
Taikisha Ltd.	7,000	173,266
Taiko Bank Ltd.	3,500	36,487
Taisei Lamick Co. Ltd.	2,400	49,048
Takachiho Koheki Co. Ltd.	2,000	30,410
Takamatsu Construction Group Co. Ltd.	5,400	86,324
Takaoka Toko Co. Ltd.	3,700	53,792

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Takara & Co. Ltd.	3,300	$49,801
Takara Holdings, Inc.	27,800	224,902
Takara Leben Co. Ltd.	29,200	81,097
Takara Standard Co. Ltd.	9,700	97,127
Takasago International Corp.	4,300	83,407
Takasago Thermal Engineering Co. Ltd.	12,900	164,077
Takashima & Co. Ltd.	1,500	29,700
Takashimaya Co. Ltd.	49,600	532,841
Takasho Co. Ltd.	4,200	22,284
TAKEBISHI Corp.	2,800	31,598
Takemoto Yohki Co. Ltd.	1,400	8,072
Takeuchi Manufacturing Co. Ltd.	7,400	143,005
Takisawa Machine Tool Co. Ltd.	1,800	16,050
Tamron Co. Ltd.	4,200	90,782
Tamura Corp.	24,500	114,005
Tanabe Engineering Corp.	1,300	8,810
Tatsuta Electric Wire & Cable Co. Ltd.	11,500	39,650
Tayca Corp.	4,000	36,204
Tbk Co. Ltd.	9,300	23,427
Technoflex Corp.	1,200	9,099
Teijin Ltd.	55,700	590,194
Tekken Corp.	2,100	28,736
Terasaki Electric Co. Ltd.	900	7,096
Toa Corp.	7,300	43,063
Toa Corp.	4,300	83,937
Toa Oil Co. Ltd.	2,000	37,259
TOA ROAD Corp.	1,700	76,016
Tobishima Corp.	6,940	55,451
Tochigi Bank Ltd.	34,500	77,481
Toda Corp.	66,900	358,841
Toenec Corp.	2,600	72,965
Togami Electric Manufacturing Co. Ltd.	700	9,285
Toho Acetylene Co. Ltd.	1,200	10,135
Toho Bank Ltd.	47,700	76,763
Toho Holdings Co. Ltd.	18,800	287,899
Toho Zinc Co. Ltd.	4,600	74,816
Tokai Carbon Co. Ltd.	58,600	473,761
Tokai Corp.	4,400	58,952
Tokai Rika Co. Ltd.	16,900	185,991
Tokai Tokyo Financial Holdings, Inc.	53,500	151,514
Tokushu Tokai Paper Co. Ltd.	3,100	73,830
Tokuyama Corp.	16,800	227,125
Tokyo Keiki, Inc.	3,800	38,446
Tokyo Kiraboshi Financial Group, Inc.	9,600	158,164
Tokyo Rakutenchi Co. Ltd.	900	26,990
Tokyo Rope Manufacturing Co. Ltd.	3,800	26,866
Tokyo Sangyo Co. Ltd.	4,000	21,371
Tokyo Tatemono Co. Ltd.	36,400	536,073
Tokyo Theatres Co., Inc.	3,000	27,422
Tokyu Construction Co. Ltd.	29,700	140,877
Tokyu Fudosan Holdings Corp.	146,900	796,043
Toli Corp.	12,400	19,101
Tomato Bank Ltd.	3,100	23,507
Tomen Devices Corp.	800	32,537
Tomoe Engineering Co. Ltd.	2,300	41,734
Tomoku Co. Ltd.	3,200	35,836
TOMONY Holdings, Inc.	58,000	137,263
Tonami Holdings Co. Ltd.	1,600	43,471
Topre Corp.	6,500	50,356

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Topy Industries Ltd.	4,600	$45,865
	Torex Semiconductor Ltd.	1,000	20,583
	Torishima Pump Manufacturing Co. Ltd.	5,200	52,545
	Tosei Corp.	9,200	88,354
	Tosoh Corp.	30,100	392,359
	Totech Corp.	1,900	49,294
	Totetsu Kogyo Co. Ltd.	6,100	109,169
	Totoku Electric Co. Ltd.	500	8,649
	Tottori Bank Ltd.	3,000	26,021
	Towa Bank Ltd.	8,800	34,706
	Towa Corp.	5,800	79,029
	Towa Pharmaceutical Co. Ltd.	6,900	131,276
	Toyo Construction Co. Ltd.	22,200	144,818
*	Toyo Engineering Corp.	8,900	44,145
	Toyo Ink SC Holdings Co. Ltd.	10,700	155,951
	Toyo Kanetsu KK	2,400	50,077
	Toyo Logistics Co. Ltd.	6,200	13,718
	Toyo Machinery & Metal Co. Ltd.	5,300	22,455
	Toyo Seikan Group Holdings Ltd.	46,800	538,930
	Toyo Tanso Co. Ltd.	5,300	120,626
	Toyo Tire Corp.	32,200	432,771
	Toyo Wharf & Warehouse Co. Ltd.	1,800	17,355
	Toyobo Co. Ltd.	8,000	62,180
	Toyoda Gosei Co. Ltd.	21,500	339,296
	Toyota Boshoku Corp.	19,600	289,833
	Trusco Nakayama Corp.	5,300	75,426
	Tsubaki Nakashima Co. Ltd.	8,700	61,963
	Tsubakimoto Chain Co.	7,500	178,511
	Tsubakimoto Kogyo Co. Ltd.	1,000	28,411
	Tsukuba Bank Ltd.	31,700	46,809
	Tsumura & Co.	16,500	387,137
	Tsurumi Manufacturing Co. Ltd.	4,800	73,732
	Tsuzuki Denki Co. Ltd.	2,300	23,491
	Tv Tokyo Holdings Corp.	2,400	35,377
	UACJ Corp.	9,600	162,874
	UBE Corp.	33,800	529,222
	Uchida Yoko Co. Ltd.	2,000	75,384
	Ueki Corp.	1,000	10,289
	Uniden Holdings Corp.	2,100	64,699
	Union Tool Co.	3,300	83,925
	Unipres Corp.	11,000	69,177
	United Super Markets Holdings, Inc.	16,200	131,233
	UNITED, Inc.	2,700	33,772
	Univance Corp.	5,600	17,602
*	Universal Entertainment Corp.	9,400	102,293
	Urbanet Corp. Co. Ltd.	7,300	16,441
	V Technology Co. Ltd.	2,900	65,121
	Valor Holdings Co. Ltd.	12,000	169,206
	Valqua Ltd.	4,700	96,858
	Vertex Corp.	4,800	46,589
	Vital KSK Holdings, Inc.	12,200	62,927
	VT Holdings Co. Ltd.	24,900	90,749
	Wacoal Holdings Corp.	13,500	218,949
	Wakachiku Construction Co. Ltd.	3,700	66,885
	Wakita & Co. Ltd.	12,600	104,441
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	78,271
	Watts Co. Ltd.	2,800	15,567
	Wood One Co. Ltd.	2,403	21,146
	World Co. Ltd.	7,600	76,608

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wowow, Inc.	1,900	$20,858
	Xebio Holdings Co. Ltd.	8,802	61,006
	YAC Holdings Co. Ltd.	1,800	21,526
	Yachiyo Industry Co. Ltd.	3,600	18,430
	Yagi & Co. Ltd.	800	7,511
	Yahagi Construction Co. Ltd.	7,300	43,939
	YAMABIKO Corp.	11,300	102,626
	Yamada Holdings Co. Ltd.	243,700	879,850
	Yamae Group Holdings Co. Ltd.	3,500	36,186
	Yamagata Bank Ltd.	5,700	39,274
	Yamaguchi Financial Group, Inc.	41,628	235,651
	Yamanashi Chuo Bank Ltd.	9,000	77,230
	Yamashina Corp.	27,600	14,292
	Yamashin-Filter Corp.	7,500	18,684
	Yamatane Corp.	2,300	27,384
	Yamaura Corp.	2,600	18,712
	Yamaya Corp.	1,800	35,540
	Yamazawa Co. Ltd.	800	8,528
	Yamazen Corp.	14,700	111,145
	Yashima Denki Co. Ltd.	4,000	30,896
	Yellow Hat Ltd.	11,100	145,219
	Yokogawa Bridge Holdings Corp.	9,000	130,065
	Yokohama Rubber Co. Ltd.	40,300	590,291
	Yokorei Co. Ltd.	14,900	101,629
	Yokowo Co. Ltd.	5,200	76,929
	Yondenko Corp.	3,000	41,238
	Yondoshi Holdings, Inc.	4,400	59,877
	Yotai Refractories Co. Ltd.	5,200	59,496
	Yuasa Funashoku Co. Ltd.	500	9,605
	Yuasa Trading Co. Ltd.	6,300	171,077
	Yurtec Corp.	11,800	64,564
	Yushin Precision Equipment Co. Ltd.	4,900	26,047
	Yutaka Giken Co. Ltd.	1,300	18,404
	Zenrin Co. Ltd.	7,800	54,246
	Zeon Corp.	37,200	377,736
	Zuiko Corp.	5,200	30,475
TOTAL JAPAN			106,109,300
MALAYSIA — (0.5%)
	Able Global Bhd	27,200	7,828
	Aeon Co. M Bhd	62,600	20,135
	AFFIN Bank Bhd	61,094	29,280
	Ajinomoto Malaysia Bhd	3,900	10,483
	Alliance Bank Malaysia Bhd	156,100	122,171
	Allianz Malaysia Bhd	10,200	29,344
	AME Elite Consortium Bhd	23,900	8,921
	AMMB Holdings Bhd	275,200	241,464
	Batu Kawan Bhd	15,700	81,900
*	Berjaya Corp. Bhd	528,042	29,082
	Beshom Holdings Bhd	16,303	5,465
	BIMB Holdings Bhd	85,200	51,526
#	Boustead Plantations Bhd	64,100	11,755
#	CB Industrial Product Holding Bhd	30,900	8,846
*	Coastal Contracts Bhd	24,400	9,344
#	Dayang Enterprise Holdings Bhd	73,040	16,397
#	DRB-Hicom Bhd	231,400	65,532
	Duopharma Biotech Bhd	73,300	25,053
	Eco World Development Group Bhd	128,100	18,305
*	Ecofirst Consolidated Bhd	81,300	6,948

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Ekovest BHD	342,300	$30,051
#	FGV Holdings Bhd	88,200	29,721
	Formosa Prosonic Industries Bhd	22,200	14,808
	Gamuda Bhd	268,289	226,340
#	Guan Chong Bhd	46,700	25,424
	Hap Seng Plantations Holdings Bhd	17,000	8,983
	Hartalega Holdings Bhd	224,700	138,384
#*	Hengyuan Refining Co. Bhd	35,300	35,288
	Hibiscus Petroleum Bhd	231,700	46,984
	Hong Leong Industries Bhd	10,900	22,298
	IGB Bhd	51,983	26,344
	IJM Corp. Bhd	446,400	177,738
	IOI Properties Group Bhd	183,749	41,105
#*	Jaya Tiasa Holdings Bhd	64,000	9,508
	Kerjaya Prospek Group Bhd	39,895	10,410
*	KNM Group Bhd	444,200	11,517
	Kossan Rubber Industries	56,400	15,849
	KPJ Healthcare Bhd	289,500	56,635
	Kretam Holdings Bhd	95,800	11,622
	Leong Hup International Bhd	134,700	15,777
	Lii Hen Industries Bhd	46,200	9,302
	Luxchem Corp. Bhd	110,200	14,374
#	Magni-Tech Industries Bhd	28,266	12,078
	Magnum Bhd	144,430	53,922
	Malayan Flour Mills Bhd	156,450	21,302
#	Malaysia Building Society Bhd	394,884	51,552
#	Malaysia Smelting Corp. Bhd	40,000	19,633
#	Malaysian Resources Corp. Bhd	406,277	31,554
	Matrix Concepts Holdings Bhd	66,750	34,068
	Mega First Corp. Bhd	82,000	63,611
#	MKH Bhd	42,400	11,823
#	MNRB Holdings Bhd	102,843	23,096
*	MPHB Capital Bhd	107,000	35,302
	Muda Holdings Bhd	36,200	15,784
*	Muhibbah Engineering M Bhd	82,700	8,467
*	Mulpha International Bhd	20,120	9,818
	Nylex Malaysia Bhd	1,285	72
	Petron Malaysia Refining & Marketing Bhd	17,400	20,177
*	Sapura Energy Bhd	1,048,700	9,491
	Sarawak Oil Palms Bhd	68,077	42,221
	Scientex Bhd	74,200	57,219
	Sime Darby Property Bhd	448,900	47,460
	SP Setia Bhd Group	134,357	22,826
	Sunway Bhd	294,500	110,595
	Supermax Corp. Bhd	195,196	35,770
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	31,506
#	Ta Ann Holdings Bhd	39,440	34,026
#	Taliworks Corp. Bhd	69,900	14,766
#	Thong Guan Industries Bhd	44,900	24,644
	Top Glove Corp. Bhd	735,700	159,686
*	Tropicana Corp. Bhd	116,928	25,491
	UMW Holdings Bhd	59,700	39,097
	Unisem M Bhd	48,200	32,677
	United Malacca Bhd	15,200	18,123
#	United Plantations Bhd	6,800	21,862
	UOA Development Bhd	145,511	54,627
#*	Velesto Energy Bhd	594,639	11,414
	VS Industry Bhd	314,700	71,572
	WCT Holdings Bhd	178,248	17,462

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Yinson Holdings Bhd	212,520	$100,426
*	YNH Property Bhd	52,616	39,927
	YTL Corp. Bhd	642,734	82,404
TOTAL MALAYSIA			3,295,792
MEXICO — (0.7%)
*	ALEATICA SAB de CV	32,376	26,189
	Alfa SAB de CV, Class A	346,918	238,421
	Alpek SAB de CV	72,844	96,516
Ω	Banco del Bajio SA	115,511	271,021
*	Cemex SAB de CV, Sponsored ADR	9,970	39,980
	Cia Minera Autlan SAB de CV, Class B	49,936	35,739
	Corp Actinver SAB de CV	15,000	9,124
	El Puerto de Liverpool SAB de CV, Class C1	26,678	119,835
	GCC SAB de CV	25,958	161,245
	Genomma Lab Internacional SAB de CV, Class B	112,180	104,721
	Gentera SAB de CV	107,629	86,904
	Grupo Comercial Chedraui SA de CV	114,000	346,382
*	Grupo Financiero Inbursa SAB de CV, Class O	179,550	331,787
	Grupo Herdez SAB de CV	18,613	27,702
	Grupo Industrial Saltillo SAB de CV	37,531	55,766
*	Grupo Sanborns SAB de CV	32,226	39,205
*	Grupo Simec SAB de CV, Class B	7,364	75,137
	Grupo Televisa SAB, Sponsored ADR	7,020	54,896
	Grupo Televisa SAB	240,420	377,162
*Ω	Grupo Traxion SAB de CV	21,848	27,329
	Industrias Bachoco SAB de CV, Class B	28,476	107,043
*	Industrias CH SAB de CV, Class B	36,248	396,522
	Industrias Penoles SAB de CV	17,093	172,586
	La Comer SAB de CV	82,402	146,327
	Megacable Holdings SAB de CV	95,361	219,954
*	Minera Frisco SAB de CV, Class A1	268,120	38,668
*Ω	Nemak SAB de CV	309,062	78,079
	Operadora de Sites Mexicanos SA de CV, Class A	119,605	139,638
	Orbia Advance Corp. SAB de CV	109,587	242,661
*	Organizacion Cultiba SAB de CV	58,298	27,482
	Organizacion Soriana SAB de CV, Class B	12,168	13,490
	Promotora y Operadora de Infraestructura SAB de CV	23,391	169,246
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	18,482
	Qualitas Controladora SAB de CV	14,241	59,980
	Regional SAB de CV	21,120	115,642
*	Vista Energy SAB de CV, ADR	5,814	51,047
*	Vitro SAB de CV, Class A	19,993	21,576
TOTAL MEXICO			4,543,484
NETHERLANDS — (1.8%)
	Aalberts NV	15,744	674,724
Ω	ABN AMRO Bank NV	120,723	1,231,120
	Aegon NV	371,740	1,632,758
	Aegon NV	118,538	521,567
*	AFC Ajax NV	763	9,742
	Amsterdam Commodities NV	4,269	98,336
	APERAM SA	13,660	445,374
	ASR Nederland NV	43,712	1,827,049
	Boskalis Westminster	21,208	695,888
	Brunel International NV	4,689	53,114
	ForFarmers NV	6,019	18,580
*	Fugro NV	27,327	325,254

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Heijmans NV	7,868	$94,203
*	Hunter Douglas NV	113	20,195
*Ω	Intertrust NV	24,537	484,604
	JDE Peet's NV	5,085	147,477
	Kendrion NV	1,732	27,279
*	Koninklijke BAM Groep NV	91,357	222,757
	Koninklijke Vopak NV	4,321	100,286
*Ω	Lucas Bols NV	1,767	18,605
	Ordina NV	26,153	132,538
	Randstad NV	23,057	1,165,370
	SBM Offshore NV	47,387	661,367
Ω	Signify NV	32,607	1,059,011
*	Sligro Food Group NV	7,628	151,062
	Van Lanschot Kempen NV	10,130	231,970
TOTAL NETHERLANDS			12,050,230
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	308,068	118,624
	Arvida Group Ltd.	106,459	100,479
*	Channel Infrastructure NZ Ltd.	55,731	42,534
	Chorus Ltd.	38,509	193,812
	Comvita Ltd.	6,699	13,433
	EBOS Group Ltd.	793	19,705
	Heartland Group Holdings Ltd.	82,898	108,484
	KMD Brands Ltd.	150,908	103,773
	Napier Port Holdings Ltd.	10,605	20,054
	NZME Ltd.	28,793	20,956
	Oceania Healthcare Ltd.	142,840	84,738
	PGG Wrightson Ltd.	6,317	17,872
*	Rakon Ltd.	15,425	14,282
*	Sanford Ltd.	13,691	35,755
	Scales Corp. Ltd.	20,283	55,170
*	SKY Network Television Ltd.	42,375	61,516
	SKYCITY Entertainment Group Ltd.	116,204	202,976
	Steel & Tube Holdings Ltd.	30,627	25,559
	Summerset Group Holdings Ltd.	43,339	292,159
*	Synlait Milk Ltd.	21,865	44,116
*	Tourism Holdings Ltd.	35,671	55,167
	TOWER Ltd.	60,691	23,847
*	Vista Group International Ltd.	20,010	23,064
	Warehouse Group Ltd.	20,758	42,494
TOTAL NEW ZEALAND			1,720,569
NORWAY — (0.9%)
	2020 Bulkers Ltd.	1,235	14,505
*	Akastor ASA	37,863	34,503
*	Aker BioMarine ASA	2,232	11,847
	Aker Solutions ASA	60,677	188,076
	American Shipping Co. ASA	11,380	46,790
Ω	Avance Gas Holding Ltd.	5,803	34,847
	Belships ASA	14,349	27,487
	Bonheur ASA	2,845	113,924
*	Borr Drilling Ltd.	31,060	119,270
*	BW Energy Ltd.	18,622	53,058
Ω	BW LPG Ltd.	23,228	191,065
	BW Offshore Ltd.	27,830	78,333
	DNO ASA	122,377	176,080
Ω	Elkem ASA	83,126	340,598

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Elmera Group ASA	8,902	$19,555
	FLEX LNG Ltd.	6,935	219,943
*	Frontline Ltd.	32,172	306,448
	Golden Ocean Group Ltd.	28,799	317,973
	Grieg Seafood ASA	11,987	184,063
	Hafnia Ltd.	21,611	76,887
	Hunter Group ASA	89,778	32,701
*	Komplett Bank ASA	12,096	7,824
*	Kongsberg Automotive ASA	246,596	71,091
*	Magseis Fairfield ASA	36,617	30,883
	MPC Container Ships ASA	58,495	142,658
*Ω	Norske Skog ASA	11,554	84,725
*	Northern Ocean Ltd.	10,134	12,393
*	Norway Royal Salmon ASA	1,085	27,928
*	Norwegian Energy Co. ASA	7,139	348,982
*	NRC Group ASA	11,663	23,381
*	Odfjell Drilling Ltd.	24,848	59,627
	Odfjell SE, Class A	8,358	47,934
*	Odfjell Technology Ltd.	4,141	9,756
	OKEA ASA	4,119	17,328
Ω	Okeanis Eco Tankers Corp.	2,333	29,763
*	Otello Corp. ASA	17,013	51,975
	Pareto Bank ASA	7,034	38,519
*	PGS ASA	96,338	66,278
*	Q-Free ASA	15,214	10,400
	Sandnes Sparebank	3,712	34,222
Ω	Scatec ASA	15,613	186,434
*Ω	Shelf Drilling Ltd.	45,698	59,808
	Sparebank 1 Oestlandet	10,520	129,974
	SpareBank 1 Sorost-Norge	16,843	93,144
	Sparebanken More	9,555	72,151
	Stolt-Nielsen Ltd.	5,183	110,440
	Subsea 7 SA	66,229	596,894
	TGS ASA	26,597	394,776
	Wallenius Wilhelmsen ASA	28,724	192,557
TOTAL NORWAY			5,539,798
PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	158,000	26,657
	AllHome Corp.	98,300	8,623
	Alliance Global Group, Inc.	364,100	65,359
*	Atlas Consolidated Mining & Development Corp.	95,100	7,838
*	Belle Corp.	514,000	11,189
	China Banking Corp.	134,000	65,757
	Cosco Capital, Inc.	295,700	23,062
	DMCI Holdings, Inc.	494,700	85,311
	DoubleDragon Corp.	56,800	7,946
	First Philippine Holdings Corp.	35,390	41,409
	GT Capital Holdings, Inc.	10,345	85,156
	Holcim Philippines, Inc.	9,900	809
*	Integrated Micro-Electronics, Inc.	65,800	8,239
	LT Group, Inc.	276,500	44,169
	Megaworld Corp.	819,000	33,613
	Metropolitan Bank & Trust Co.	93,500	82,474
	Nickel Asia Corp.	105,900	10,524
*	Petron Corp.	425,100	22,135
*	Philcomsat Holdings Corp.	10,942	63
	Philex Mining Corp.	281,400	16,605
*	Philippine National Bank	19,943	6,478

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Phoenix Petroleum Philippines, Inc.	68,700	$12,149
*	Pilipinas Shell Petroleum Corp.	33,500	10,832
	Puregold Price Club, Inc.	96,600	52,934
	RFM Corp.	131,000	9,274
	Rizal Commercial Banking Corp.	59,520	21,473
	Robinsons Land Corp.	313,031	96,630
	Robinsons Retail Holdings, Inc.	60,780	61,141
	San Miguel Corp.	51,260	98,116
	Security Bank Corp.	77,160	126,841
*	Top Frontier Investment Holdings, Inc.	3,550	7,382
	Union Bank of the Philippines	75,083	110,004
TOTAL PHILIPPINES			1,260,192
POLAND — (0.3%)
	AB SA	2,231	17,913
*	Alior Bank SA	10,233	55,406
	Alumetal SA	1,300	19,351
	Amica SA	1,011	15,416
	Asseco Poland SA	5,474	85,295
	Bank Handlowy w Warszawie SA	5,520	70,072
*	Bank Ochrony Srodowiska SA	9,806	16,236
	Ciech SA	5,187	44,399
	Cognor Holding SA	27,036	25,045
	ComArch SA	726	28,382
	Cyfrowy Polsat SA	6,000	25,862
	Develia SA	100,947	52,579
	Dom Development SA	609	11,122
	Echo Investment SA	21,847	14,575
*	Enea SA	51,599	105,361
	Fabryki Mebli Forte SA	2,722	17,078
*	Famur SA	55,757	38,408
*	Grupa Azoty SA	8,145	75,826
	Grupa Lotos SA	15,618	273,454
*	Jastrzebska Spolka Weglowa SA	9,070	98,866
	Kernel Holding SA	9,383	52,640
	Lubelski Wegiel Bogdanka SA	1,672	19,490
*	mBank SA	1,977	94,570
*	PGE Polska Grupa Energetyczna SA	113,105	252,872
*	Tauron Polska Energia SA	218,550	154,255
	VRG SA	30,608	26,092
	Warsaw Stock Exchange	2,325	17,734
*	Wawel SA	24	2,442
*	Zespol Elektrowni Patnow Adamow Konin SA	3,104	18,890
TOTAL POLAND			1,729,631
PORTUGAL — (0.4%)
	Altri SGPS SA	33,412	197,147
	Banco Comercial Portugues SA, Class R	2,687,657	398,817
	Corticeira Amorim SGPS SA	12,616	134,248
	Galp Energia SGPS SA	39,518	417,135
*	Greenvolt-Energias Renovaveis SA	7,784	70,304
	Ibersol SGPS SA	4,207	25,404
	Mota-Engil SGPS SA	22,523	28,293
	Navigator Co. SA	91,338	376,946
	NOS SGPS SA	93,252	352,256
	Novabase SGPS SA	4,522	22,273
	Sonae SGPS SA	376,748	428,654
TOTAL PORTUGAL			2,451,477

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
QATAR — (0.2%)
	Aamal Co.	303,573	$97,399
	Baladna	116,412	55,740
	Barwa Real Estate Co.	223,562	221,617
	Commercial Bank PSQC	22,167	44,661
	Doha Bank QPSC	162,450	111,900
	Doha Insurance Co. QSC	77,894	46,890
*	Gulf International Services QSC	191,307	105,293
	Gulf Warehousing Co.	24,568	29,614
*	Investment Holding Group	73,293	39,317
	Mannai Corp. QSC	21,980	58,903
*	Mazaya Real Estate Development QPSC	37,816	8,705
	Ooredoo QPSC	6,290	16,136
	Qatar Industrial Manufacturing Co. QSC	45,582	46,446
	Qatar Insurance Co. SAQ	157,947	102,136
	Qatar National Cement Co. QSC	53,035	71,033
*	Salam International Investment Ltd. QSC	177,511	42,194
	United Development Co. QSC	339,183	141,858
	Vodafone Qatar QSC	193,886	88,980
TOTAL QATAR			1,328,822
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,431	0
*	Global Ports Investments PLC, GDR	3,189	0
*††	Globaltrans Investment PLC, GDR	16,500	0
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*	O'Key Group SA, GDR	7,059	0
*††	QIWI PLC, Sponsored ADR	4,400	0
*††	Ros Agro PLC,GDR	14,783	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VK Co. Ltd., GDR	13,581	0
*††	VTB Bank PJSC, GDR	176,858	0
SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	9,673	27,423
	Al Babtain Power & Telecommunication Co.	8,017	50,307
*	Al Etihad Cooperative Insurance Co.	5,479	20,499
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	38,165
*	Al Jouf Cement Co.	25,103	70,120
*	Al Khaleej Training & Education Co.	10,596	43,966
*	AlAbdullatif Industrial Investment Co.	5,897	30,440
*	AlJazira Takaful Ta'awuni Co.	6,327	27,301
	Arab National Bank	5,552	45,918
	Arabian Cement Co.	13,603	138,780
	Arriyadh Development Co.	9,283	57,173
	Bank Al-Jazira	67,567	476,080
*	Basic Chemical Industries Ltd.	1,878	19,717
*	Buruj Cooperative Insurance Co.	4,896	25,107
*	Chubb Arabia Cooperative Insurance Co.	4,595	22,595
	City Cement Co.	11,703	72,214
*	Dar Al Arkan Real Estate Development Co.	166,461	562,206
*	Dur Hospitality Co.	14,360	89,995
	Eastern Province Cement Co.	3,868	45,282
	Electrical Industries Co.	6,406	42,092
*	Emaar Economic City	37,963	102,907
	Etihad Etisalat Co.	66,835	674,841
	Fitaihi Holding Group	4,088	35,705
*	Gulf General Cooperative Insurance Co.	9,428	22,311

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Gulf Insurance Group	6,660	$43,801
	Hail Cement Co.	16,024	57,289
*	Jazan Energy & Development Co.	8,139	35,126
	L'Azurde Co. for Jewelry	8,557	34,465
*	Methanol Chemicals Co.	9,989	99,198
*	Middle East Healthcare Co.	4,236	39,486
*	Middle East Specialized Cables Co.	6,218	22,136
*	Mobile Telecommunications Co. Saudi Arabia	82,390	258,948
	Najran Cement Co.	27,437	110,425
	National Co. for Glass Industries	2,577	24,733
	National Gypsum	4,691	33,448
*	National Industrialization Co.	56,645	251,287
	Northern Region Cement Co.	29,050	91,215
	Sahara International Petrochemical Co.	36,514	466,028
	Saudi Chemical Co. Holding	13,699	108,489
	Saudi Industrial Services Co.	13,171	72,047
	Saudi Investment Bank	47,808	267,989
*	Saudi Kayan Petrochemical Co.	133,648	543,233
*	Saudi Marketing Co.	2,115	12,028
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,596	26,835
*	Saudi Printing & Packaging Co.	7,870	34,184
*	Saudi Public Transport Co.	13,586	59,564
*	Saudi Reinsurance Co.	14,082	61,213
*	Saudi Steel Pipe Co.	2,289	13,506
*	Seera Group Holding	46,127	203,979
*	Sinad Holding Co.	15,976	64,031
	Tabuk Cement Co.	16,107	66,284
	Umm Al-Qura Cement Co.	8,146	49,440
	United International Transportation Co.	9,902	127,525
*	Yamama Cement Co.	25,111	197,214
	Yanbu Cement Co.	21,138	208,738
*	Zamil Industrial Investment Co.	10,609	54,497
TOTAL SAUDI ARABIA			6,479,525
SINGAPORE — (0.7%)
*††	AssetCo PLC	343,400	0
*	Avarga Ltd.	100,900	17,159
	BRC Asia Ltd.	9,200	11,157
	Bukit Sembawang Estates Ltd.	45,200	163,589
	China Aviation Oil Singapore Corp. Ltd.	74,600	46,449
	China Sunsine Chemical Holdings Ltd.	89,700	28,209
	Chip Eng Seng Corp. Ltd.	116,100	53,814
	Civmec Ltd.	27,600	12,012
*	COSCO Shipping International Singapore Co. Ltd.	395,800	56,575
	CSE Global Ltd.	90,200	30,036
	Del Monte Pacific Ltd.	197,000	50,663
	Delfi Ltd.	106,300	56,248
††	Ezion Holdings Ltd.	1,083,800	6,355
#*††	Ezra Holdings Ltd.	468,200	698
	Far East Orchard Ltd.	64,355	50,876
	First Resources Ltd.	142,000	142,168
	Food Empire Holdings Ltd.	59,800	22,544
	Frasers Property Ltd.	71,200	54,201
	Frencken Group Ltd.	94,300	83,719
	Fu Yu Corp. Ltd.	116,400	22,364
	Geo Energy Resources Ltd.	40,900	12,631
	Golden Agri-Resources Ltd.	1,767,100	332,726
	Great Eastern Holdings Ltd.	1,000	14,069
	GuocoLand Ltd.	77,700	90,124

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Ho Bee Land Ltd.	50,700	$102,485
	Hong Fok Corp. Ltd.	106,790	73,558
	Hong Leong Asia Ltd.	61,800	33,124
	Hotel Grand Central Ltd.	35,281	25,238
	Hutchison Port Holdings Trust	1,404,000	330,627
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	13,233
	ISDN Holdings Ltd.	63,300	23,678
	Japfa Ltd.	161,600	68,414
*	Mandarin Oriental International Ltd.	67,600	134,072
	Marco Polo Marine, Ltd.	601,700	13,913
	Mewah International, Inc.	86,100	21,898
	NetLink NBN Trust	601,400	418,172
	Olam Group Ltd.	125,120	147,363
	OUE Ltd.	79,600	75,523
	Oxley Holdings Ltd.	261,197	33,871
	Pan-United Corp. Ltd.	35,100	11,465
	QAF Ltd.	53,800	33,103
	Samudera Shipping Line Ltd.	67,100	54,579
	Sembcorp Industries Ltd.	169,500	357,625
*	Sembcorp Marine Ltd.	4,754,800	375,576
*	SIA Engineering Co. Ltd.	13,700	24,044
	SIIC Environment Holdings Ltd.	349,300	51,825
	Sinarmas Land Ltd.	163,500	22,974
	Singapore Land Group Ltd.	50,200	90,069
	Stamford Land Corp. Ltd.	158,080	44,067
*††	Swiber Holdings Ltd.	92,600	1,367
	Tai Sin Electric Ltd.	34,116	9,616
	Tiong Woon Corp. Holding Ltd.	30,600	11,914
	Tuan Sing Holdings Ltd.	206,377	56,942
	UOB-Kay Hian Holdings Ltd.	82,809	85,840
	UOL Group Ltd.	111,700	603,502
	Wee Hur Holdings Ltd.	60,800	9,272
	Wing Tai Holdings Ltd.	122,600	150,038
TOTAL SINGAPORE			4,867,373
SOUTH AFRICA — (1.1%)
	Absa Group Ltd.	3,473	35,590
	Adcock Ingram Holdings Ltd.	11,334	34,888
	Advtech Ltd.	87,594	86,838
	AECI Ltd.	21,022	115,167
	African Rainbow Minerals Ltd.	19,025	268,149
	Alexander Forbes Group Holdings Ltd.	68,401	19,939
	Altron Ltd., Class A	34,495	17,066
	Alviva Holdings Ltd.	32,995	45,435
	AngloGold Ashanti Ltd., Sponsored ADR	37,359	549,551
	Aspen Pharmacare Holdings Ltd.	52,774	462,523
	Astral Foods Ltd.	6,825	82,219
*	Aveng Ltd.	13,124	14,605
	Barloworld Ltd.	34,363	189,615
	Bidvest Group Ltd.	22,509	289,813
*	Blue Label Telecoms Ltd.	62,033	26,481
	Cashbuild Ltd.	1,288	19,553
	DataTec Ltd.	61,977	163,961
*	Distell Group Holdings Ltd.	4,570	46,766
	DRDGOLD Ltd.	51,061	31,729
	Grindrod Ltd.	73,728	39,238
	Grindrod Shipping Holdings Ltd.	2,680	48,161
	Harmony Gold Mining Co. Ltd.	32,476	103,742

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	$246,695
	Hudaco Industries Ltd.	3,075	27,657
	Investec Ltd.	36,180	193,313
	Invicta Holdings Ltd.	8,097	13,288
	KAP Industrial Holdings Ltd.	377,243	98,159
	Lewis Group Ltd.	12,017	37,457
	Libstar Holdings Ltd.	33,738	10,913
	Life Healthcare Group Holdings Ltd.	203,975	241,664
	Merafe Resources Ltd.	340,993	29,383
	Metair Investments Ltd.	34,895	56,743
	Momentum Metropolitan Holdings	190,267	168,025
	Motus Holdings Ltd.	23,913	161,438
	Mpact Ltd.	23,171	43,090
*	Murray & Roberts Holdings Ltd.	76,545	48,576
*	Nampak Ltd.	93,049	13,797
	Nedbank Group Ltd.	72,845	952,212
	Netcare Ltd.	154,040	141,185
	Old Mutual Ltd.	968,119	660,341
	Omnia Holdings Ltd.	31,449	120,871
Ω	Pepkor Holdings Ltd.	147,323	179,235
	Raubex Group Ltd.	28,364	62,874
	RCL Foods Ltd.	33,526	21,647
	Reunert Ltd.	14,279	35,254
	RFG Holdings Ltd.	7,355	5,124
	Royal Bafokeng Platinum Ltd.	20,360	183,039
*	Sappi Ltd.	115,181	381,434
	Standard Bank Group Ltd.	3,361	32,380
	Super Group Ltd.	57,024	96,269
*	Telkom SA SOC Ltd.	60,940	159,666
	Tiger Brands Ltd.	17,036	168,721
*	Tsogo Sun Hotels Ltd.	161,714	35,518
	Wilson Bayly Holmes-Ovcon Ltd.	12,274	66,739
TOTAL SOUTH AFRICA			7,383,736
SOUTH KOREA — (3.8%)
	ABOV Semiconductor Co. Ltd.	2,056	16,642
	Advanced Process Systems Corp.	1,767	24,721
	Aekyung Industrial Co. Ltd.	1,589	18,234
*	Agabang&Company	4,211	10,084
*	Ajin Industrial Co. Ltd.	7,583	17,215
*	ALUKO Co. Ltd.	7,684	18,523
*	Amotech Co. Ltd.	1,746	36,163
*	Ananti, Inc.	14,678	80,180
	APS Holdings Corp.	2,621	19,599
	Asia Cement Co. Ltd.	3,780	34,177
	ASIA Holdings Co. Ltd.	317	30,346
	Asia Paper Manufacturing Co. Ltd.	1,034	28,937
	Aurora World Corp.	2,182	14,260
	Autech Corp.	2,921	17,767
	Avaco Co. Ltd.	1,836	15,533
	Baiksan Co. Ltd.	1,801	14,338
	Binggrae Co. Ltd.	887	32,722
	BNK Financial Group, Inc.	48,172	252,061
	Bookook Securities Co. Ltd.	475	8,163
	Boryung	7,484	64,713
*	Bumyang Construction Co. Ltd.	5,265	18,159
	BYC Co. Ltd.	48	15,704
	Byucksan Corp.	12,763	27,174
*	Capro Corp.	3,528	8,053

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Carelabs Co. Ltd.	1,410	$7,325
	Cell Biotech Co. Ltd.	844	8,988
	Changhae Ethanol Co. Ltd.	1,848	18,027
*	ChinHung International, Inc.	13,013	17,357
*	Choil Aluminum Co. Ltd.	11,866	20,036
	Chongkundang Holdings Corp.	729	33,592
	Choong Ang Vaccine Laboratory	1,867	18,358
	CJ CheilJedang Corp.	981	295,687
	CJ Corp.	3,226	198,233
	CJ Freshway Corp.	1,175	33,449
*	CJ Logistics Corp.	1,739	156,070
*	CJ Seafood Corp.	3,352	8,517
	CKD Bio Corp.	630	14,627
	CLIO Cosmetics Co. Ltd.	737	8,111
*	CoAsia Corp.	2,721	14,774
*	Com2uS Holdings Corp.	671	28,182
*	Coreana Cosmetics Co. Ltd.	6,627	15,419
	Cosmax, Inc.	1,462	77,990
*	Cosmecca Korea Co. Ltd.	1,266	9,631
	Cuckoo Holdings Co. Ltd.	1,180	15,700
	Cuckoo Homesys Co. Ltd.	877	21,303
	Cymechs, Inc.	618	7,051
	D.I Corp.	4,636	23,206
	Dae Hwa Pharmaceutical Co. Ltd.	1,907	10,510
	Dae Won Kang Up Co. Ltd.	12,341	30,126
	Daebongls Co. Ltd.	2,395	15,899
	Daechang Co. Ltd.	17,888	20,705
	Daedong Corp.	2,582	25,721
	Daeduck Electronics Co. Ltd.	6,699	147,442
	Daehan New Pharm Co. Ltd.	2,847	23,449
*	Dae-Il Corp.	4,051	14,268
	Daesang Corp.	4,306	72,324
	Daesang Holdings Co. Ltd.	3,226	20,588
	Daesung Holdings Co. Ltd.	420	26,514
*	Daesung Industrial Co. Ltd.	3,004	11,982
*	Daewon Cable Co. Ltd.	10,930	13,021
*	Daewon Media Co. Ltd.	2,666	29,408
	Daewon Pharmaceutical Co. Ltd.	3,345	45,804
*	Daewoo Engineering & Construction Co. Ltd.	42,035	170,292
	Daihan Pharmaceutical Co. Ltd.	1,150	24,289
	Daishin Securities Co. Ltd.	6,759	80,583
*	Daiyang Metal Co. Ltd.	4,030	11,448
*	Danal Co. Ltd.	12,840	73,968
*	Dasan Networks, Inc.	5,252	23,501
*	Dayou Plus Co. Ltd.	20,660	15,122
	DB Financial Investment Co. Ltd.	6,876	27,475
	DB HiTek Co. Ltd.	7,004	243,850
	DB Insurance Co. Ltd.	10,029	466,752
	Deutsch Motors, Inc.	5,107	34,440
	DGB Financial Group, Inc.	36,673	218,383
	DI Dong Il Corp.	2,410	33,927
	Digital Daesung Co. Ltd.	2,887	15,894
	DL Holdings Co. Ltd.	2,847	142,675
	DMS Co. Ltd.	6,579	27,235
	DNF Co. Ltd.	2,385	28,675
	Dong-A Hwasung Co. Ltd.	1,979	13,764
	Dong-A Socio Holdings Co. Ltd.	815	62,752
	Dong-A ST Co. Ltd.	684	32,478
	Dong-Ah Geological Engineering Co. Ltd.	1,769	23,302

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongbang Transport Logistics Co. Ltd.	11,205	$24,866
	Dongkuk Steel Mill Co. Ltd.	14,483	148,540
	Dongkuk Structures & Construction Co. Ltd.	8,156	43,826
	Dongwha Pharm Co. Ltd.	3,460	28,179
	Dongwon Development Co. Ltd.	6,637	21,192
	Dongwon F&B Co. Ltd.	296	34,671
	Dongwon Industries Co. Ltd.	293	50,657
*	Dongyang Steel Pipe Co. Ltd.	22,749	18,959
	Doosan Bobcat, Inc.	10,089	242,335
	Doosan Co. Ltd.	794	42,914
	DoubleUGames Co. Ltd.	1,391	45,380
	Dreamtech Co. Ltd.	6,678	48,036
*	DSC Investment, Inc.	3,376	12,363
*	Duksan Hi-Metal Co. Ltd.	4,612	28,216
*	Duksan Techopia Co. Ltd.	1,320	16,381
	Duksung Co. Ltd.	1,718	8,498
	DY Corp.	2,973	16,696
	Easy Holdings Co. Ltd.	11,546	32,408
	eBEST Investment & Securities Co. Ltd.	3,852	19,870
	Ecoplastic Corp.	5,979	14,208
	E-MART, Inc.	4,315	376,052
*	EMKOREA Co. Ltd.	3,593	9,002
	ENF Technology Co. Ltd.	1,156	27,298
	Estechpharma Co. Ltd.	2,011	13,029
	Eugene Investment & Securities Co. Ltd.	15,514	34,736
*	E-World	5,556	8,683
	FarmStory Co. Ltd.	10,797	21,053
	Fila Holdings Corp.	3,607	84,586
	Fine Semitech Corp.	3,380	40,790
	Gabia, Inc.	1,357	12,348
	Gaon Cable Co. Ltd.	784	14,357
	Gemvaxlink Co. Ltd.	14,448	14,565
*	Genie Music Corp.	7,762	27,069
	GENOLUTION, Inc.	1,063	10,555
	Genoray Co. Ltd.	1,571	10,820
	Global Standard Technology Co. Ltd.	1,206	21,282
	Gradiant Corp.	2,207	31,961
	Green Cross Holdings Corp.	2,584	41,057
	GS Engineering & Construction Corp.	13,519	310,793
*	GS Global Corp.	14,500	40,082
	GS Holdings Corp.	9,868	316,313
	GS Retail Co. Ltd.	8,027	151,974
	Gwangju Shinsegae Co. Ltd.	840	21,258
	Hae In Corp.	2,599	15,672
	Haesung Industrial Co. Ltd.	2,832	25,015
	Halla Corp.	2,965	9,480
	Halla Holdings Corp.	1,278	38,282
	Han Kuk Carbon Co. Ltd.	5,432	58,488
	Hana Pharm Co. Ltd.	872	12,202
	HanChang Paper Co. Ltd.	12,299	16,437
*	Hancom, Inc.	3,305	44,173
	Handok, Inc.	1,695	23,733
	Handsome Co. Ltd.	3,194	76,581
	Hanil Cement Co. Ltd.	3,538	38,927
	Hanil Holdings Co. Ltd.	2,225	18,618
	Hanil Hyundai Cement Co. Ltd.	610	12,179
	Hanjin Transportation Co. Ltd.	2,502	51,748
	Hankook Tire & Technology Co. Ltd.	15,566	417,256
*	Hankuk Steel Wire Co. Ltd.	3,752	13,212

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co. Ltd.	2,096	$19,099
	Hannong Chemicals, Inc.	1,730	18,048
	Hansae Co. Ltd.	3,681	47,593
	Hanshin Construction Co. Ltd.	1,594	14,908
	Hanshin Machinery Co.	8,814	61,833
	Hansol Holdings Co. Ltd.	6,864	18,528
	Hansol HomeDeco Co. Ltd.	24,580	26,888
	Hansol Logistics Co. Ltd.	6,962	18,256
	Hansol Paper Co. Ltd.	3,464	38,089
*	Hansol Technics Co. Ltd.	5,680	26,233
	Hanwha Aerospace Co. Ltd.	1,544	76,910
	Hanwha Corp.	9,798	208,317
	Hanwha Investment & Securities Co. Ltd.	30,496	78,577
*	Hanwha Life Insurance Co. Ltd.	23,234	41,291
	Hanyang Eng Co. Ltd.	2,781	33,420
	Hanyang Securities Co. Ltd.	2,469	21,124
	Harim Co. Ltd.	8,073	17,719
	HB Technology Co. Ltd.	10,732	16,166
	HD Hyundai Co. Ltd.	9,528	417,798
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	8,811
	Hecto Financial Co. Ltd.	711	11,540
	Hitejinro Holdings Co. Ltd.	1,659	14,898
*	Home Center Holdings Co. Ltd.	14,297	15,852
	HS Industries Co. Ltd.	7,260	28,394
*	Hugel, Inc.	678	70,208
*	Humax Co. Ltd.	6,520	18,819
	Humedix Co. Ltd.	632	11,670
*	Huneed Technologies	1,951	11,989
	Huons Co. Ltd.	918	26,637
	Huons Global Co. Ltd.	1,661	29,800
	Husteel Co. Ltd.	9,105	28,173
	Huvis Corp.	2,628	13,087
	Huvitz Co. Ltd.	3,099	26,187
	Hwa Shin Co. Ltd.	3,952	29,212
*	Hwail Pharm Co. Ltd.	8,763	18,219
	Hwaseung Enterprise Co. Ltd.	2,016	18,735
*	Hyosung Chemical Corp.	222	31,657
	Hyosung Corp.	1,932	114,227
*	Hyosung Heavy Industries Corp.	1,146	53,087
	Hyosung TNC Corp.	427	113,638
	Hyundai Bioland Co. Ltd.	2,118	20,432
	Hyundai BNG Steel Co. Ltd.	2,003	20,903
	Hyundai Construction Equipment Co. Ltd.	1,282	37,511
	Hyundai Department Store Co. Ltd.	3,069	157,638
*	Hyundai Doosan Infracore Co. Ltd.	23,557	101,304
*	Hyundai Electric & Energy System Co. Ltd.	3,248	68,899
	Hyundai Elevator Co. Ltd.	3,681	79,868
*	Hyundai Energy Solutions Co. Ltd.	986	38,406
	Hyundai Engineering & Construction Co. Ltd.	16,090	523,189
*	HYUNDAI EVERDIGM Corp.	3,438	22,388
	Hyundai Glovis Co. Ltd.	3,049	427,935
	Hyundai Home Shopping Network Corp.	1,138	45,850
	Hyundai Marine & Fire Insurance Co. Ltd.	11,540	291,510
	Hyundai Motor Securities Co. Ltd.	4,374	35,940
	Hyundai Steel Co.	18,104	476,209
	Hyundai Wia Corp.	3,635	191,308
	HyVision System, Inc.	2,537	33,251
	i3system, Inc.	1,374	20,883
	Il Sung Construction Co. Ltd.	8,095	21,688

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Electric Co. Ltd.	4,127	$21,427
	Iljin Holdings Co. Ltd.	6,410	32,722
	iMarketKorea, Inc.	4,396	35,111
	InBody Co. Ltd.	2,711	52,040
*	Infinitt Healthcare Co. Ltd.	1,548	7,014
	InfoBank Corp.	1,456	16,830
	Innocean Worldwide, Inc.	1,362	47,825
	InnoWireless, Inc.	715	16,542
*	Insun ENT Co. Ltd.	6,474	44,595
*	Insung Information Co. Ltd.	8,677	15,548
	Intelligent Digital Integrated Security Co. Ltd.	805	15,396
*	Interflex Co. Ltd.	2,428	24,866
*	Iones Co. Ltd.	1,526	9,196
	IS Dongseo Co. Ltd.	2,486	77,245
	i-SENS, Inc.	1,249	33,332
	ISU Chemical Co. Ltd.	3,235	37,140
*	Jahwa Electronics Co. Ltd.	1,841	36,964
	JB Financial Group Co. Ltd.	21,369	122,844
	JC Chemical Co. Ltd.	2,870	18,903
*	Jeju Semiconductor Corp.	9,500	36,724
	Jinsung T.E.C.	2,323	19,535
	JLS Co. Ltd.	1,761	10,214
*	JNK Heaters Co. Ltd.	3,078	13,529
	JVM Co. Ltd.	1,407	22,121
	JW Life Science Corp.	891	9,478
*	Kanglim Co. Ltd.	19,090	21,434
	Kangnam Jevisco Co. Ltd.	1,043	18,568
	KAON Media Co. Ltd.	2,265	14,483
	KCC Glass Corp.	2,300	84,970
	KCTC	5,539	20,359
*	KEC Corp.	19,317	40,767
	KEPCO Plant Service & Engineering Co. Ltd.	2,359	69,658
	Keyang Electric Machinery Co. Ltd.	4,355	10,551
	KG Chemical Corp.	2,199	47,746
	KG Dongbu Steel	4,319	41,000
	KG Eco Technology Service Co. Ltd.	2,093	24,708
	Kginicis Co. Ltd.	2,707	28,827
	KGMobilians Co. Ltd.	3,236	17,480
	KISWIRE Ltd.	2,132	34,575
	KIWOOM Securities Co. Ltd.	2,792	181,807
	KM Corp.	2,027	12,018
	Kolmar Korea Co. Ltd.	2,435	72,987
	Kolon Corp.	1,344	25,985
	Kolon Global Corp.	1,233	18,675
	Kolon Industries, Inc.	3,416	144,214
	Korea Cast Iron Pipe Industries Co. Ltd.	2,203	13,713
*	Korea Circuit Co. Ltd.	2,209	34,974
	Korea Electric Terminal Co. Ltd.	1,169	50,758
	Korea Export Packaging Industrial Co. Ltd.	645	11,427
*	Korea Information & Communications Co. Ltd.	2,187	12,859
	Korea Investment Holdings Co. Ltd.	7,983	388,442
*	Korea Line Corp.	35,444	65,302
	Korea Petrochemical Ind Co. Ltd.	752	73,734
	Korea United Pharm, Inc.	1,778	35,183
	Korean Reinsurance Co.	14,363	97,500
	KSS LINE Ltd.	4,280	33,833
*	KT Alpha Co. Ltd.	3,330	16,009
	KT Skylife Co. Ltd.	6,256	43,328
	KT Submarine Co. Ltd.	3,719	18,683

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KTB Investment & Securities Co. Ltd.	5,561	$19,478
	KTCS Corp.	8,880	14,987
	Kukdo Chemical Co. Ltd.	1,033	40,445
*	Kukdong Corp.	7,456	10,038
*	Kumho HT, Inc.	30,535	30,220
	Kumho Petrochemical Co. Ltd.	3,162	315,865
*	Kumho Tire Co., Inc.	16,572	45,250
	KUMHOE&C Co. Ltd.	3,880	24,853
	Kumkang Kind Co. Ltd.	4,208	23,277
	Kwang Dong Pharmaceutical Co. Ltd.	5,855	29,311
	Kyeryong Construction Industrial Co. Ltd.	2,392	45,251
	Kyobo Securities Co. Ltd.	4,800	23,894
	Kyung Dong Navien Co. Ltd.	1,528	47,084
	Kyungbang Co. Ltd.	2,863	29,059
*	Kyungchang Industrial Co. Ltd.	3,820	7,711
	Kyung-In Synthetic Corp.	6,925	31,298
	LB Semicon, Inc.	5,733	41,965
	LG Display Co. Ltd.	29,438	348,025
	LG HelloVision Co. Ltd.	4,770	20,988
	LG Uplus Corp.	24,296	234,119
*	Lock & Lock Co. Ltd.	5,368	34,178
	LOT Vacuum Co. Ltd.	3,553	34,479
	Lotte Chemical Corp.	1,533	208,576
	Lotte Chilsung Beverage Co. Ltd.	618	84,488
	Lotte Confectionery Co. Ltd.	519	46,984
	Lotte Corp.	6,376	183,513
*	Lotte Data Communication Co.	593	12,507
	LOTTE Fine Chemical Co. Ltd.	2,949	149,595
	Lotte Shopping Co. Ltd.	1,382	101,672
	LS Corp.	3,658	166,006
	LS Electric Co. Ltd.	2,670	119,353
*	LVMC Holdings	9,650	22,041
	LX Hausys Ltd.	873	29,336
	LX International Corp.	6,246	158,264
	Macrogen, Inc.	1,592	32,117
	Maeil Dairies Co. Ltd.	532	24,354
	MAKUS, Inc.	1,866	12,029
	Mando Corp.	5,656	250,032
*	ME2ON Co. Ltd.	2,323	8,284
*	Medy-Tox, Inc.	291	25,899
	Meerecompany, Inc.	947	15,517
	Meritz Financial Group, Inc.	6,259	126,428
	Meritz Securities Co. Ltd.	57,130	213,230
	MiCo Ltd.	6,011	42,568
	Mirae Asset Securities Co. Ltd.	57,700	293,224
	Miwon Holdings Co. Ltd.	98	9,956
*	Monalisa Co. Ltd.	3,601	9,616
	Moorim P&P Co. Ltd.	5,847	20,223
	Moorim Paper Co. Ltd.	5,143	10,712
*	Motrex Co. Ltd.	2,673	25,428
*	MS Autotech Co. Ltd.	1,436	5,124
	Multicampus Co. Ltd.	168	5,463
	Nam Hwa Construction Co. Ltd.	2,501	13,949
	Namhae Chemical Corp.	2,788	20,843
	Nasmedia Co. Ltd.	550	10,523
*	NDFOS Co. Ltd.	2,190	12,540
	NeoPharm Co. Ltd.	851	13,569
*	Neowiz	2,553	54,433
*	Nepes Ark Corp.	1,026	23,923

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	New Power Plasma Co. Ltd.	3,326	$11,993
	Nexen Tire Corp.	7,708	36,775
	NH Investment & Securities Co. Ltd.	31,442	241,038
	NI Steel Co. Ltd.	2,431	9,354
	NICE Holdings Co. Ltd.	4,219	45,678
	Nice Information & Telecommunication, Inc.	884	17,233
	NICE Total Cash Management Co. Ltd.	2,560	9,998
	Nong Woo Bio Co. Ltd.	2,119	16,517
	NongShim Co. Ltd.	653	140,547
	NOROO Paint & Coatings Co. Ltd.	2,353	16,489
	NPC	2,485	18,139
	Oceanbridge Co. Ltd.	1,031	10,105
	OCI Co. Ltd.	3,493	330,627
	Okong Corp.	2,812	8,317
	Openbase, Inc.	6,683	15,423
	OptoElectronics Solutions Co. Ltd.	619	11,123
*	OPTRON-TEC, Inc.	5,031	21,102
	Orion Holdings Corp.	1,643	19,052
	Ottogi Corp.	258	89,232
	Paik Kwang Industrial Co. Ltd.	5,088	17,313
*	Pan Entertainment Co. Ltd.	3,405	9,511
	Pan Ocean Co. Ltd.	47,515	206,830
*	Pan-Pacific Co. Ltd.	6,121	8,619
*	Paradise Co. Ltd.	3,934	41,191
	Partron Co. Ltd.	7,264	48,354
*	PharmGen Science, Inc.	2,381	13,930
	Poongsan Corp.	2,414	51,594
	Posco International Corp.	7,683	121,877
*	Power Logics Co. Ltd.	6,699	32,188
*	PowerNet Technologies Corp.	3,363	10,580
	Protec Co. Ltd.	1,431	27,136
	Pulmuone Co. Ltd.	2,268	23,636
	Pungkuk Ethanol Co. Ltd.	1,107	13,015
	QSI Co. Ltd.	2,107	20,554
	Rayence Co. Ltd.	1,788	14,568
*††	Redrover Co. Ltd.	4,378	1,156
*	RFTech Co. Ltd.	6,444	26,855
*	S.Y. Co. Ltd.	3,263	8,935
	S-1 Corp.	2,360	115,819
	Sajo Industries Co. Ltd.	390	13,111
	Sajodaerim Corp.	742	14,293
*	Sajodongaone Co. Ltd.	16,995	18,691
	SAMHWA Paints Industrial Co. Ltd.	1,739	9,429
	Samick Musical Instruments Co. Ltd.	9,536	11,725
	Samick THK Co. Ltd.	2,172	22,466
	Samji Electronics Co. Ltd.	2,577	20,887
	Samjin LND Co. Ltd.	6,197	16,379
	Samjin Pharmaceutical Co. Ltd.	2,378	45,170
	Samkee Corp.	5,231	13,773
	SAMPYO Cement Co. Ltd.	8,391	27,554
	Samsung Publishing Co. Ltd.	775	15,824
	Samsung Securities Co. Ltd.	12,654	341,316
	SAMT Co. Ltd.	8,621	25,053
	Samyang Foods Co. Ltd.	574	45,569
	Samyang Packaging Corp.	765	11,422
*	Samyoung Chemical Co. Ltd.	5,365	12,519
*	Sangbo Corp.	8,884	10,663
*	SDN Co. Ltd.	11,212	23,271
	SeAH Holdings Corp.	197	14,719

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Corp.	395	$48,054
	SeAH Steel Holdings Corp.	440	52,440
	Segyung Hitech Co. Ltd.	604	9,671
	Sempio Foods Co.	397	11,345
*	S-Energy Co. Ltd.	2,604	8,876
	Seojin System Co. Ltd.	3,888	48,033
	Seoul Semiconductor Co. Ltd.	7,302	63,752
	Seoulin Bioscience Co. Ltd.	1,071	12,166
	Seoyon E-Hwa Co. Ltd.	2,282	15,681
*	Sewon E&C Co. Ltd.	36,242	24,895
	Sewoon Medical Co. Ltd.	5,329	14,380
	SFA Engineering Corp.	3,428	111,823
	SGC e Tec E&C Co. Ltd.	330	11,503
	SGC Energy Co. Ltd.	1,491	40,146
	SH Energy & Chemical Co. Ltd.	23,098	18,471
	Shin Heung Energy & Electronics Co. Ltd.	563	23,776
	Shindaeyang Paper Co. Ltd.	370	25,249
	Shinsegae Engineering & Construction Co. Ltd.	481	9,677
	Shinsegae Information & Communication Co. Ltd.	1,860	20,255
	Shinsegae International, Inc.	2,615	61,956
	Shinsegae, Inc.	1,577	265,799
*	Shinsung E&G Co. Ltd.	27,781	44,357
*	Shinsung Tongsang Co. Ltd.	12,783	30,516
*	Shinwha Intertek Corp.	8,653	32,977
*	Shinwon Construction Co. Ltd.	1,544	8,833
	Shinwon Corp.	13,837	18,276
*	Showbox Corp.	7,076	28,792
*	Signetics Corp.	10,089	13,907
	SIMMTECH HOLDINGS Co. Ltd.	7,163	22,018
	Sinil Pharm Co. Ltd.	1,745	13,107
	SK Chemicals Co. Ltd.	1,639	132,874
	SK D&D Co. Ltd.	1,980	39,316
	SK Discovery Co. Ltd.	2,498	69,298
	SK Gas Ltd.	772	66,998
	SK Networks Co. Ltd.	14,722	49,294
	SK Securities Co. Ltd.	75,787	44,480
	SL Corp.	3,492	84,456
*††	S-MAC Co. Ltd.	6,400	12,507
	SNT Motiv Co. Ltd.	1,600	54,269
*	SNU Precision Co. Ltd.	4,032	9,500
	S-Oil Corp.	506	36,065
*	Solid, Inc.	5,762	23,455
	Songwon Industrial Co. Ltd.	2,765	40,378
	Soosan Heavy Industries Co. Ltd.	6,373	15,200
	Soulbrain Holdings Co. Ltd.	1,089	17,821
	SPC Samlip Co. Ltd.	171	10,421
	SPG Co. Ltd.	2,138	24,307
	STIC Investments, Inc.	7,634	47,826
	Suheung Co. Ltd.	1,127	31,509
	Sun Kwang Co. Ltd.	709	51,415
	Sung Kwang Bend Co. Ltd.	4,963	42,667
*	Sungchang Enterprise Holdings Ltd.	15,703	25,518
	Sungshin Cement Co. Ltd.	3,983	29,998
	Sungwoo Hitech Co. Ltd.	11,668	48,302
	Sunjin Co. Ltd.	1,884	15,692
*	Sunny Electronics Corp.	10,494	22,918
*	Suprema, Inc.	815	14,961
	Systems Technology, Inc.	1,944	25,283
	Tae Kyung Industrial Co. Ltd.	2,320	11,299

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Taewoong Co. Ltd.	3,164	$25,309
	Taeyoung Engineering & Construction Co. Ltd.	4,126	21,812
	TCC Steel	3,926	42,487
	TechWing, Inc.	2,455	33,088
	TES Co. Ltd.	2,135	34,513
*	Thinkware Systems Corp.	1,121	13,165
	TK Corp.	2,713	27,323
	TKG Huchems Co. Ltd.	3,216	49,855
	Tongyang Life Insurance Co. Ltd.	7,364	30,673
*	Top Engineering Co. Ltd.	3,622	17,584
	Tovis Co. Ltd.	3,257	22,864
	TS Corp.	13,340	31,651
*	Tuksu Construction Co. Ltd.	2,389	16,476
*	TY Holdings Co. Ltd.	5,063	72,015
	TYM Corp.	14,537	30,970
	Ubiquoss Holdings, Inc.	1,157	14,405
	Ubiquoss, Inc.	645	8,366
	Uju Electronics Co. Ltd.	1,424	24,094
	Uni-Chem Co. Ltd.	17,518	16,027
*	Unick Corp.	2,616	13,729
	Unid Co. Ltd.	1,083	80,412
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	23,815
	Uniquest Corp.	2,969	21,450
	Value Added Technology Co. Ltd.	1,125	28,711
	Vieworks Co. Ltd.	1,268	40,118
*	Webzen, Inc.	4,288	64,641
	Welcron Co. Ltd.	4,623	12,984
	Wins Co. Ltd.	1,360	15,204
	WONIK IPS Co. Ltd.	1,960	47,778
	Wonik Materials Co. Ltd.	1,400	34,385
	Woojin, Inc.	2,607	26,177
*	Wooree Bio Co. Ltd.	5,593	16,560
	Woori Investment Bank Co. Ltd.	77,941	54,874
*	Woosu AMS Co. Ltd.	4,427	13,591
*	Woowon Development Co. Ltd.	4,466	14,646
*	Y-entec Co. Ltd.	3,150	25,294
*	YIK Corp.	4,000	13,417
	YMC Co. Ltd.	1,653	7,872
	YMT Co. Ltd.	1,177	13,904
	Youlchon Chemical Co. Ltd.	1,557	28,124
	Youngone Corp.	2,125	66,127
	Youngone Holdings Co. Ltd.	996	36,827
	Yuanta Securities Korea Co. Ltd.	21,566	48,001
	Zeus Co. Ltd.	1,279	25,616
	Zinus, Inc.	1,781	65,120
TOTAL SOUTH KOREA			24,869,118
SPAIN — (1.3%)
	Acerinox SA	47,140	459,914
	ACS Actividades de Construccion y Servicios SA	39,816	957,083
Ω	Aedas Homes SA	4,796	82,174
	Alantra Partners SA	834	11,160
	Almirall SA	16,847	162,656
	Applus Services SA	38,580	280,781
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	99,514
	Azkoyen SA	2,368	15,379
	Banco de Sabadell SA	1,486,006	951,435
	Bankinter SA	197,117	970,513
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	150,622

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Ebro Foods SA	15,774	$262,495
	Elecnor SA	10,143	119,874
	Enagas SA	63,498	1,253,365
	Ence Energia y Celulosa SA	46,489	154,000
	Ercros SA	34,553	129,609
	Faes Farma SA	80,156	341,843
	Fomento de Construcciones y Contratas SA	13,600	134,755
Ω	Gestamp Automocion SA	49,355	189,867
	Grupo Catalana Occidente SA	12,282	366,256
	Iberpapel Gestion SA	2,972	42,513
	Indra Sistemas SA	6,531	59,744
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	68,239	75,732
	Mapfre SA	303,219	489,743
Ω	Metrovacesa SA	13,548	94,267
	Miquel y Costas & Miquel SA	3,504	45,172
Ω	Neinor Homes SA	7,414	79,745
*	Obrascon Huarte Lain SA	111,712	66,814
	Prosegur Cia de Seguridad SA	25,682	45,801
Ω	Talgo SA	6,593	19,605
*	Tubacex SA	21,779	45,684
Ω	Unicaja Banco SA	405,633	350,875
	Vocento SA	1,852	1,233
TOTAL SPAIN			8,510,223
SWEDEN — (1.9%)
Ω	AcadeMedia AB	24,057	118,520
	AFRY AB	18,515	282,721
Ω	Alimak Group AB	1,775	15,813
	Alligo AB, Class B	4,669	47,943
Ω	Ambea AB	9,051	44,618
	AQ Group AB	2,586	72,900
*	Arise AB	7,896	42,428
	Arjo AB, Class B	31,612	173,654
	BE Group AB	1,190	15,038
	Beijer Electronics Group AB	6,362	42,205
	Bergman & Beving AB	6,955	73,865
	Besqab AB	1,299	13,535
	Betsson AB, Class B	31,487	217,656
*	Better Collective AS	5,540	87,997
	Bilia AB, Class A	17,015	240,413
	BillerudKorsnas AB	48,041	619,659
	Bjorn Borg AB	2,444	9,429
	Boule Diagnostics AB	243	625
Ω	Bravida Holding AB	24,046	243,521
	Bulten AB	4,289	30,213
	Byggmax Group AB	20,409	99,092
*	Careium AB	6,752	8,053
	Catella AB	9,935	33,448
*	Catena Media PLC	10,621	34,326
*	Cavotec SA	8,312	14,341
	Clas Ohlson AB, Class B	9,456	107,261
	Cloetta AB, Class B	62,283	124,663
Ω	Coor Service Management Holding AB	20,012	165,692
Ω	Dometic Group AB	61,530	417,279
*	Doro AB	6,752	10,587
*	Duni AB	9,087	86,899
Ω	Dustin Group AB	17,011	116,158
	Eastnine AB	4,151	41,769
	Elanders AB, Class B	4,978	74,339

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Enea AB	4,344	$39,252
	Fagerhult AB	15,468	84,143
	Fenix Outdoor International AG	548	49,134
	FormPipe Software AB	12,075	33,532
	Granges AB	29,575	274,227
*	Haldex AB	13,956	87,139
	Hanza Holding AB	2,893	15,854
	Hexpol AB	42,406	442,297
*	Humana AB	9,709	45,653
*	IAR Systems Group AB	1,899	24,302
*	International Petroleum Corp.	27,926	341,005
	Intrum AB	18,819	401,973
	Inwido AB	18,001	218,427
	JM AB	13,502	250,564
	Kabe Group AB, Class B	1,056	20,859
*	Karnov Group AB	18,898	121,824
*	Karo Pharma AB	7,560	37,831
	Kindred Group PLC, SDR	41,497	365,466
	KNOW IT AB	5,782	170,897
	Lindab International AB	26,759	468,373
	Loomis AB	19,819	558,861
*	Medivir AB, Class B	12,524	10,098
	Mekonomen AB	11,721	137,782
*	Millicom International Cellular SA, SDR	45,564	716,451
	Modern Times Group MTG AB, Class B	25,460	263,526
*	Momentum Group AB	4,669	26,752
Ω	Munters Group AB	25,448	189,792
	NCC AB, Class B	18,270	189,738
	Nederman Holding AB	1,482	27,113
*	Net Insight AB, Class B	81,948	33,953
	New Wave Group AB, Class B	15,102	231,470
	Nolato AB, Class B	11,790	70,949
*	Nordic Entertainment Group AB, Class B	1,678	49,821
	Nordic Waterproofing Holding AB	5,586	80,630
*	Ovzon AB	3,173	13,431
	Peab AB, Class B	52,673	359,358
	Prevas AB, Class B	2,336	26,230
	Pricer AB, Class B	28,295	55,114
	Proact IT Group AB	4,974	43,843
	Probi AB	876	21,291
	Ratos AB, Class B	54,687	273,964
	Rejlers AB	3,883	53,449
	Rottneros AB	28,710	45,260
	Saab AB, Class B	12,583	455,172
*	Scandi Standard AB	2,963	11,017
	Securitas AB, Class B	880	8,899
	Semcon AB	4,616	51,189
*	Sensys Gatso Group AB	183,590	18,937
*	Serneke Group AB	3,259	13,164
*	Solid Forsakring AB	2,618	12,576
	SSAB AB, Class A	54,444	263,475
	SSAB AB, Class B	149,207	684,590
*	Stillfront Group AB	71,717	187,928
	Systemair AB	4,846	29,328
	Tele2 AB, Class B	1	11
	Tethys Oil AB	8,727	58,644
	TF Bank AB	725	12,333
	VBG Group AB, Class B	3,638	46,401
TOTAL SWEDEN			12,551,952

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (4.5%)
	Adecco Group AG	28,434	$1,001,645
	Allreal Holding AG	4,110	679,989
	ALSO Holding AG	1,266	234,724
*	ams-OSRAM AG	54,749	451,929
	Arbonia AG	16,275	231,452
	Autoneum Holding AG	248	28,747
	Baloise Holding AG	13,916	2,217,223
	Banque Cantonale de Geneve	566	102,018
	Banque Cantonale Vaudoise	5,987	557,452
	Bell Food Group AG	541	144,800
	Berner Kantonalbank AG	1,189	268,751
	Bobst Group SA	1,890	155,881
	Bucher Industries AG	1,531	587,807
	Bystronic AG	274	202,720
	Calida Holding AG	1,393	66,986
	Carlo Gavazzi Holding AG	128	38,670
	Cembra Money Bank AG	5,723	416,024
*	Cicor Technologies Ltd.	570	25,169
	Cie Financiere Tradition SA	443	47,589
	Clariant AG	49,508	927,559
	DKSH Holding AG	8,291	681,508
	EFG International AG	18,149	141,346
	Energiedienst Holding AG	4,333	194,811
	Feintool International Holding AG	1,842	39,704
*	Flughafen Zurich AG	4,019	668,344
Ω	Galenica AG	11,811	935,082
*	GAM Holding AG	17,943	20,032
	Georg Fischer AG	8,840	540,291
	Helvetia Holding AG	9,919	1,134,026
	Huber & Suhner AG	4,114	370,436
	Hypothekarbank Lenzburg AG	21	92,246
*	Implenia AG	1,352	35,757
	Investis Holding SA	877	95,932
	IVF Hartmann Holding AG	80	8,777
	Julius Baer Group Ltd.	31,228	1,614,801
*	Jungfraubahn Holding AG	1,314	174,772
	Landis+Gyr Group AG	6,005	396,357
	Liechtensteinische Landesbank AG	3,370	185,963
	Luzerner Kantonalbank AG	830	357,783
Ω	Medmix AG	4,514	102,291
	Meier Tobler Group AG	1,437	39,969
	Metall Zug AG, Class B	52	105,246
	Mikron Holding AG	1,680	16,243
	Mobimo Holding AG	2,163	556,933
	OC Oerlikon Corp. AG	25,358	196,248
*	Orascom Development Holding AG	3,061	26,087
	Orell Fuessli AG	25	2,173
	Phoenix Mecano AG	199	71,549
	Rieter Holding AG	647	73,423
	Schaffner Holding AG	95	29,866
	Schweiter Technologies AG	281	318,793
	SFS Group AG	241	26,491
	Softwareone Holding AG	9,328	126,961
	St Galler Kantonalbank AG	851	405,384
	Sulzer AG	4,514	302,593
	Swatch Group AG	6,832	1,818,793
	Swatch Group AG	12,422	620,338
	Swiss Life Holding AG	5,547	2,938,447
	Swiss Prime Site AG	16,803	1,530,141

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swissquote Group Holding SA	1,521	$184,914
	TX Group AG	831	108,842
	u-blox Holding AG	1,522	178,166
	Valiant Holding AG	4,972	447,902
	Valora Holding AG	935	255,575
	Vaudoise Assurances Holding SA	279	119,505
	Vetropack Holding AG	3,133	124,490
*	Vifor Pharma AG	7,981	1,397,449
*	Von Roll Holding AG	8,880	7,078
	Vontobel Holding AG	6,793	446,819
	VP Bank AG, Class A	719	62,605
*	V-ZUG Holding AG	575	47,058
	Walliser Kantonalbank	1,138	136,878
	Zehnder Group AG	2,702	174,464
	Zug Estates Holding AG, Class B	79	173,642
	Zuger Kantonalbank AG	30	224,064
TOTAL SWITZERLAND			29,472,523
TAIWAN — (5.5%)
	Aaeon Technology, Inc.	10,000	26,231
	ABC Taiwan Electronics Corp.	20,000	14,963
	Ability Enterprise Co. Ltd.	35,000	29,362
	AcBel Polytech, Inc.	69,000	74,222
#	Acer, Inc.	338,000	256,450
	ACES Electronic Co. Ltd.	19,323	25,351
*	Acon Holding, Inc.	49,000	19,356
	Advanced International Multitech Co. Ltd.	16,000	43,949
*	Advanced Optoelectronic Technology, Inc.	39,000	26,285
	Advancetek Enterprise Co. Ltd.	69,987	52,997
	Allis Electric Co. Ltd.	47,727	54,650
	Alpha Networks, Inc.	37,000	38,784
	Ampire Co. Ltd.	19,000	16,710
	AMPOC Far-East Co. Ltd.	23,000	33,025
	Anji Technology Co. Ltd.	13,000	24,057
	Apac Opto Electronics, Inc.	8,000	9,068
	Apacer Technology, Inc.	19,000	25,257
	APAQ Technology Co. Ltd.	8,000	10,793
	APCB, Inc.	39,000	22,755
	Apex Biotechnology Corp.	14,000	13,070
	Apex International Co. Ltd.	28,000	57,469
	Apex Science & Engineering	23,000	7,994
	Ardentec Corp.	68,430	94,423
	Argosy Research, Inc.	10,000	24,705
	Asia Cement Corp.	446,000	618,873
	Asia Electronic Material Co. Ltd.	19,000	10,909
	Asia Optical Co., Inc.	42,000	88,428
*	Asia Pacific Telecom Co. Ltd.	351,033	80,658
	Asia Polymer Corp.	14,000	12,169
	Asia Tech Image, Inc.	13,000	22,717
	ASROCK, Inc.	9,000	30,339
	Aten International Co. Ltd.	14,000	34,783
	AU Optronics Corp.	1,678,000	753,488
	Avalue Technology, Inc.	6,000	13,104
	Aver Information, Inc.	10,000	14,409
	Axiomtek Co. Ltd.	9,000	18,180
*	Azurewave Technologies, Inc.	18,000	11,481
	Bank of Kaohsiung Co. Ltd.	148,632	66,210
	Basso Industry Corp.	28,000	39,359
	BenQ Materials Corp.	23,000	24,071

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	BES Engineering Corp.	293,000	$86,586
	Bin Chuan Enterprise Co. Ltd.	17,000	14,621
	Brave C&H Supply Co. Ltd.	8,000	19,988
	Brighton-Best International Taiwan, Inc.	54,000	62,292
*	Cameo Communications, Inc.	38,531	11,381
	Capital Futures Corp.	19,043	22,537
	Career Technology MFG. Co. Ltd.	81,528	62,090
	Cathay Real Estate Development Co. Ltd.	113,600	62,658
	Cayman Engley Industrial Co. Ltd.	9,261	18,077
	Celxpert Energy Corp.	21,000	22,464
	Central Reinsurance Co. Ltd.	37,800	26,489
	Chain Chon Industrial Co. Ltd.	35,097	19,988
	ChainQui Construction Development Co. Ltd.	31,000	15,534
	Champion Building Materials Co. Ltd.	77,000	24,590
	Chang Hwa Commercial Bank Ltd.	859,810	511,962
	Channel Well Technology Co. Ltd.	29,000	32,033
	CHC Healthcare Group	20,000	24,469
	CHC Resources Corp.	14,000	21,822
	Chen Full International Co. Ltd.	14,000	17,191
#	Cheng Loong Corp.	134,000	121,417
	Cheng Mei Materials Technology Corp.	110,000	34,373
	Cheng Shin Rubber Industry Co. Ltd.	135,000	160,211
	Cheng Uei Precision Industry Co. Ltd.	77,000	83,839
	Chenming Electronic Technology Corp.	22,000	10,476
	Chien Shing Harbour Service Co. Ltd.	8,000	9,180
	China Airlines Ltd.	434,000	331,627
	China Bills Finance Corp.	142,000	76,175
	China Chemical & Pharmaceutical Co. Ltd.	61,000	43,309
	China Container Terminal Corp.	16,000	14,567
	China General Plastics Corp.	64,516	54,406
	China Metal Products	53,000	52,123
	China Wire & Cable Co. Ltd.	26,000	23,891
	Chinese Maritime Transport Ltd.	16,710	22,831
	Ching Feng Home Fashions Co. Ltd.	28,000	17,295
	Chin-Poon Industrial Co. Ltd.	76,000	72,550
	Chipbond Technology Corp.	130,000	238,257
	ChipMOS Technologies, Inc.	111,344	132,255
	Chong Hong Construction Co. Ltd.	40,000	96,948
	Chun Yuan Steel Industry Co. Ltd.	95,000	50,051
	Chung Hsin Electric & Machinery Manufacturing Corp.	37,000	72,234
	Chung Hung Steel Corp.	130,000	110,121
	Chung Hwa Pulp Corp.	70,015	39,752
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	10,000	20,004
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,109
	Collins Co. Ltd.	19,000	12,702
	Compal Broadband Networks, Inc.	11,000	9,761
#	Compal Electronics, Inc.	871,000	665,164
	Compeq Manufacturing Co. Ltd.	170,000	278,616
	Compucase Enterprise	25,000	24,716
	Concord International Securities Co. Ltd.	31,800	11,119
	Concord Securities Co. Ltd.	106,142	34,631
	Continental Holdings Corp.	90,000	87,883
	Contrel Technology Co. Ltd.	15,000	7,781
	Coremax Corp.	3,848	15,781
	Coretronic Corp.	63,000	113,511
	Crowell Development Corp.	16,000	10,148
	CviLux Corp.	17,000	20,543
	CyberPower Systems, Inc.	9,000	21,613
	DA CIN Construction Co. Ltd.	55,000	55,182

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dadi Early-Childhood Education Group Ltd.	4,000	$15,618
	Dafeng TV Ltd.	12,000	19,364
	Da-Li Development Co. Ltd.	62,622	57,556
	Darfon Electronics Corp.	37,000	49,729
*	Darwin Precisions Corp.	76,000	25,909
	De Licacy Industrial Co. Ltd.	71,000	33,551
	Depo Auto Parts Ind Co. Ltd.	20,000	48,642
	D-Link Corp.	100,400	58,013
	Dynamic Electronics Co. Ltd.	43,688	30,576
	Dynapack International Technology Corp.	22,000	54,204
	Edimax Technology Co. Ltd.	60,000	26,840
	Edom Technology Co. Ltd.	38,000	37,529
	Egis Technology, Inc.	14,000	37,895
	Elite Advanced Laser Corp.	19,000	26,729
	Elite Semiconductor Microelectronics Technology, Inc.	49,000	134,932
	Elitegroup Computer Systems Co. Ltd.	67,000	49,565
	Emerging Display Technologies Corp.	17,000	12,385
	Ennoconn Corp.	3,000	21,706
	Ennostar, Inc.	107,400	178,677
	EnTie Commercial Bank Co. Ltd.	110,000	52,582
	Eson Precision Ind Co. Ltd.	15,000	35,409
	Eternal Materials Co. Ltd.	141,000	151,637
*	Eva Airways Corp.	161,648	185,475
*	Everest Textile Co. Ltd.	129,547	31,399
	Evergreen International Storage & Transport Corp.	93,000	91,051
	Evergreen Steel Corp.	27,000	57,180
	Everlight Chemical Industrial Corp.	81,450	54,602
	Everlight Electronics Co. Ltd.	86,000	119,947
	Everspring Industry Co. Ltd.	29,000	14,238
	Excel Cell Electronic Co. Ltd.	28,000	23,694
	Excelsior Medical Co. Ltd.	23,673	50,925
	Far Eastern Department Stores Ltd.	193,000	122,265
	Far Eastern International Bank	406,713	153,863
	Far Eastern New Century Corp.	587,000	597,238
	Farglory F T Z Investment Holding Co. Ltd.	28,000	44,537
	Farglory Land Development Co. Ltd.	52,000	109,546
	Feedback Technology Corp.	8,400	20,113
	First Hi-Tec Enterprise Co. Ltd.	10,000	13,512
	First Insurance Co. Ltd.	37,000	18,074
*	First Steamship Co. Ltd.	134,806	43,790
	FIT Holding Co. Ltd.	28,000	27,401
	FLEXium Interconnect, Inc.	62,000	188,451
	FOCI Fiber Optic Communications, Inc.	12,000	9,800
	Forest Water Environment Engineering Co. Ltd.	12,143	12,194
	Formosa Advanced Technologies Co. Ltd.	27,000	33,273
	Formosa Laboratories, Inc.	21,322	33,130
	Formosa Optical Technology Co. Ltd.	7,000	14,822
	Formosan Union Chemical	58,179	47,273
	Founding Construction & Development Co. Ltd.	24,000	13,938
	Froch Enterprise Co. Ltd.	41,000	30,558
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,195	23,135
	Fulgent Sun International Holding Co. Ltd.	20,000	114,029
*	Fulltech Fiber Glass Corp.	72,720	31,123
	Fwusow Industry Co. Ltd.	37,000	25,451
	Gamania Digital Entertainment Co. Ltd.	15,000	29,750
*	GCS Holdings, Inc.	12,000	16,443
	Gemtek Technology Corp.	73,000	74,186
	General Interface Solution Holding Ltd.	46,000	120,474
	General Plastic Industrial Co. Ltd.	13,000	12,770

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Genmont Biotech, Inc.	14,000	$12,393
	Getac Holdings Corp.	64,000	100,857
*	Giantplus Technology Co. Ltd.	73,000	26,729
	Gigabyte Technology Co. Ltd.	92,000	284,269
	Gigasolar Materials Corp.	4,000	19,906
	Global Brands Manufacture Ltd.	71,240	70,829
	Global Lighting Technologies, Inc.	8,000	14,875
	Globe Union Industrial Corp.	44,000	17,803
	Gloria Material Technology Corp.	88,880	92,712
	GMI Technology, Inc.	23,100	14,247
	Goldsun Building Materials Co. Ltd.	194,520	161,100
	Good Will Instrument Co. Ltd.	16,000	13,853
	Gordon Auto Body Parts	46,000	36,227
	Gourmet Master Co. Ltd.	14,000	49,552
	Grand Fortune Securities Co. Ltd.	34,831	17,454
	Great China Metal Industry	26,000	21,935
	Greatek Electronics, Inc.	48,000	99,465
	GTM Holdings Corp.	21,000	17,134
	HannsTouch Solution, Inc.	125,713	39,483
	Harvatek Corp.	29,000	18,739
	Heran Co. Ltd.	5,000	17,732
	Hey Song Corp.	61,000	68,543
	Highwealth Construction Corp.	72,400	109,847
	Hitron Technology, Inc.	37,204	36,991
	Hiyes International Co. Ltd.	5,000	15,465
	Hocheng Corp.	56,000	21,402
	Holy Stone Enterprise Co. Ltd.	22,000	67,302
	Hong Pu Real Estate Development Co. Ltd.	47,000	33,732
	Hong TAI Electric Industrial	39,000	22,467
	Hong YI Fiber Industry Co.	14,000	8,715
	Hsin Kuang Steel Co. Ltd.	63,000	74,574
	Hsing TA Cement Co.	21,000	13,953
	HUA ENG Wire & Cable Co. Ltd.	75,000	36,785
	Hua Yu Lien Development Co. Ltd.	15,000	29,398
	Huaku Development Co. Ltd.	42,000	125,848
	Hung Ching Development & Construction Co. Ltd.	33,000	27,546
	Hung Sheng Construction Ltd.	88,352	72,559
	Huxen Corp.	7,000	11,403
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	34,526
*	Hwacom Systems, Inc.	18,000	9,016
	Ibase Technology, Inc.	9,000	20,770
	IBF Financial Holdings Co. Ltd.	430,672	203,235
	Ichia Technologies, Inc.	56,000	27,040
*	Ideal Bike Corp.	36,000	13,422
	Innolux Corp.	1,917,000	663,917
	Inpaq Technology Co. Ltd.	17,000	28,622
*	Integrated Service Technology, Inc.	19,000	34,559
	Iron Force Industrial Co. Ltd.	4,000	8,442
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	21,900
	I-Sunny Construction & Development Co. Ltd.	5,500	21,767
	ITE Technology, Inc.	5,000	11,457
	ITEQ Corp.	37,000	88,129
††	Jarllytec Co. Ltd.	14,000	28,310
	Jean Co. Ltd.	45,000	17,418
	Jess-Link Products Co. Ltd.	17,250	20,811
	Jiin Yeeh Ding Enterprise Co. Ltd.	11,000	10,412
	Johnson Health Tech Co. Ltd.	21,000	39,370
	Jourdeness Group Ltd.	7,000	16,349
	K Laser Technology, Inc.	43,000	28,256

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaulin Manufacturing Co. Ltd.	16,000	$7,638
	Kedge Construction Co. Ltd.	9,000	16,770
	KEE TAI Properties Co. Ltd.	81,000	35,824
	Kenda Rubber Industrial Co. Ltd.	109,200	140,807
	Kerry TJ Logistics Co. Ltd.	23,000	31,108
	Key Ware Electronics Co. Ltd.	19,893	6,711
	Kindom Development Co. Ltd.	64,300	64,607
	King Chou Marine Technology Co. Ltd.	10,200	11,242
	King Yuan Electronics Co. Ltd.	198,000	261,198
	King's Town Bank Co. Ltd.	148,000	172,603
*	King's Town Construction Co. Ltd.	27,000	33,059
*	Kinko Optical Co. Ltd.	36,769	38,200
	Kinpo Electronics	263,000	113,725
	Kung Sing Engineering Corp.	74,426	17,219
	Kuo Toong International Co. Ltd.	40,551	25,960
	Kuo Yang Construction Co. Ltd.	38,183	24,784
	Kwong Lung Enterprise Co. Ltd.	21,000	31,554
	L&K Engineering Co. Ltd.	41,000	41,937
#	Lanner Electronics, Inc.	24,000	54,808
	Laser Tek Taiwan Co. Ltd.	9,000	8,166
	Laster Tech Corp. Ltd.	9,745	10,443
*	Lealea Enterprise Co. Ltd.	153,000	53,595
	LEE CHI Enterprises Co. Ltd.	37,000	28,532
	Lelon Electronics Corp.	18,508	35,324
	Leo Systems, Inc.	13,000	10,975
*	Leofoo Development Co. Ltd.	17,000	9,391
*	Li Peng Enterprise Co. Ltd.	113,000	30,920
*	Lingsen Precision Industries Ltd.	69,000	39,239
	Liton Technology Corp.	9,000	9,475
	Long Da Construction & Development Corp.	27,000	20,015
	Longchen Paper & Packaging Co. Ltd.	142,031	73,705
	Longwell Co.	18,000	32,587
	Lucky Cement Corp.	46,000	16,627
	Lumax International Corp. Ltd.	15,000	34,280
	Lung Yen Life Service Corp.	28,000	37,686
	Luxe Electric Co. Ltd.	21,000	11,759
	Macauto Industrial Co. Ltd.	8,000	16,978
	Macronix International Co. Ltd.	325,000	356,339
	Mayer Steel Pipe Corp.	27,000	20,032
	Meiloon Industrial Co.	17,000	12,090
	Mercuries & Associates Holding Ltd.	64,700	38,454
*	Mercuries Life Insurance Co. Ltd.	390,050	81,430
	Merry Electronics Co. Ltd.	33,704	91,185
	Mildef Crete, Inc.	10,000	14,103
	MIN AIK Technology Co. Ltd.	44,000	27,724
	Mirle Automation Corp.	31,000	39,951
	MOSA Industrial Corp.	29,000	26,593
	MPI Corp.	14,000	43,040
	Namchow Holdings Co. Ltd.	32,000	48,327
	Nan Liu Enterprise Co. Ltd.	4,000	10,864
	Nan Pao Resins Chemical Co. Ltd.	8,000	35,341
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	10,652
	Nantex Industry Co. Ltd.	39,000	55,956
	Nanya Technology Corp.	256,000	449,751
*	National Aerospace Fasteners Corp.	9,000	18,708
	Netronix, Inc.	9,000	15,359
	New Best Wire Industrial Co. Ltd.	19,000	20,976
*	Newmax Technology Co. Ltd.	16,000	16,236
	Nexcom International Co. Ltd.	26,000	28,526

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nichidenbo Corp.	26,000	$41,695
	Nien Hsing Textile Co. Ltd.	41,000	31,877
	Niko Semiconductor Co. Ltd.	14,000	29,890
	Nishoku Technology, Inc.	5,000	12,263
	O-Bank Co. Ltd.	224,375	61,339
	Ocean Plastics Co. Ltd.	35,000	38,358
	OK Biotech Co. Ltd.	17,000	12,937
	Orient Semiconductor Electronics Ltd.	47,000	25,904
	Oriental Union Chemical Corp.	75,000	43,657
	Pacific Construction Co.	25,000	7,836
	Pacific Hospital Supply Co. Ltd.	15,000	33,267
	Paiho Shih Holdings Corp.	18,000	19,053
	PChome Online, Inc.	22,000	47,097
	Pegatron Corp.	422,000	878,514
	PharmaEngine, Inc.	17,000	56,346
*††	Pharmally International Holding Co. Ltd.	5,000	0
	Phison Electronics Corp.	28,000	274,660
	Pixart Imaging, Inc.	14,000	42,223
	Plotech Co. Ltd.	23,400	18,160
#	Powertech Technology, Inc.	123,000	352,567
	President Securities Corp.	166,453	87,357
	Primax Electronics Ltd.	69,000	161,511
	Prince Housing & Development Corp.	185,000	71,477
	Promate Electronic Co. Ltd.	21,000	27,019
	Prosperity Dielectrics Co. Ltd.	17,000	22,507
	Qisda Corp.	116,000	111,169
	QST International Corp.	9,000	16,664
	Qualipoly Chemical Corp.	18,900	22,839
	Quang Viet Enterprise Co. Ltd.	10,000	36,609
	Quanta Storage, Inc.	41,000	56,440
	Quintain Steel Co. Ltd.	52,776	21,167
	Radiant Opto-Electronics Corp.	77,000	240,986
	Radium Life Tech Co. Ltd.	148,760	45,328
	Rechi Precision Co. Ltd.	59,000	33,408
	Rexon Industrial Corp. Ltd.	27,000	29,880
	Rich Development Co. Ltd.	133,000	39,066
*	Ritek Corp.	83,724	20,783
	Rodex Fasteners Corp.	8,000	11,935
*	Roo Hsing Co. Ltd.	187,000	18,183
	Sampo Corp.	58,800	51,558
	San Far Property Ltd.	44,171	19,260
	Sanyang Motor Co. Ltd.	85,000	108,680
	Savior Lifetec Corp.	43,181	23,321
	Scan-D Corp.	6,000	9,504
	SCI Pharmtech, Inc.	13,200	36,482
	ScinoPharm Taiwan Ltd.	44,000	37,585
	Sea Sonic Electronics Co. Ltd.	7,000	12,675
	Senao International Co. Ltd.	22,000	22,867
	Senao Networks, Inc.	4,000	29,217
	Shanghai Commercial & Savings Bank Ltd.	221,000	370,995
	Shan-Loong Transportation Co. Ltd.	28,000	31,789
	Sharehope Medicine Co. Ltd.	10,500	12,350
	ShenMao Technology, Inc.	10,000	18,192
	Shih Her Technologies, Inc.	10,000	18,692
	Shih Wei Navigation Co. Ltd.	39,000	41,402
	Shihlin Electric & Engineering Corp.	54,000	114,793
	Shin Kong Financial Holding Co. Ltd.	2,767,159	790,990
	Shin Ruenn Development Co. Ltd.	25,460	22,336
	Shin Zu Shing Co. Ltd.	12,000	32,495

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	102,444	$31,560
	Shinkong Insurance Co. Ltd.	36,000	62,120
	Shinkong Textile Co. Ltd.	23,000	31,105
*	Shuttle, Inc.	85,000	38,962
	Sigurd Microelectronics Corp.	76,046	127,311
	Simplo Technology Co. Ltd.	29,000	256,320
	Sincere Navigation Corp.	62,830	50,070
	Singatron Enterprise Co. Ltd.	18,000	12,974
	Sinher Technology, Inc.	6,000	6,965
	Sinkang Industries Co. Ltd.	20,000	12,285
	Sinon Corp.	72,000	84,292
	SinoPac Financial Holdings Co. Ltd.	1,917,000	1,085,752
	Sinyi Realty, Inc.	33,000	33,671
	Siward Crystal Technology Co. Ltd.	33,000	41,138
	Solteam, Inc.	18,000	33,575
	Southeast Cement Co. Ltd.	19,000	11,451
	Sports Gear Co. Ltd.	17,000	40,345
	Standard Chemical & Pharmaceutical Co. Ltd.	25,000	37,168
	Sunrex Technology Corp.	31,685	40,887
	Sunspring Metal Corp.	37,807	33,499
	Supreme Electronics Co. Ltd.	69,765	86,722
	Swancor Holding Co. Ltd.	10,000	36,830
	Sweeten Real Estate Development Co. Ltd.	42,768	33,636
	Syncmold Enterprise Corp.	22,000	45,623
*	SYNergy ScienTech Corp.	14,000	10,162
	Synmosa Biopharma Corp.	48,145	50,131
	Sysage Technology Co. Ltd.	15,000	16,854
	Syscom Computer Engineering Co.	20,000	17,435
	Systex Corp.	32,000	78,642
#	TA Chen Stainless Pipe	278,597	326,619
	Ta Ya Electric Wire & Cable	120,497	96,207
	TA-I Technology Co. Ltd.	19,000	27,838
*	Tai Tung Communication Co. Ltd.	17,000	8,336
	Taichung Commercial Bank Co. Ltd.	621,682	276,814
	TaiDoc Technology Corp.	8,000	52,185
	Taiflex Scientific Co. Ltd.	36,460	50,176
	Taimide Tech, Inc.	15,000	20,105
	Tainan Spinning Co. Ltd.	234,000	140,944
	Tai-Saw Technology Co. Ltd.	14,000	18,382
	Taishin Financial Holding Co. Ltd.	2,158,491	1,136,233
#	Taita Chemical Co. Ltd.	52,132	42,053
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	29,560
	Taitien Electronics Co. Ltd.	12,000	13,664
	Taiwan Business Bank	1,157,412	480,380
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	15,014
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	31,360
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	52,401
#	Taiwan Glass Industry Corp.	227,000	135,124
	Taiwan Hon Chuan Enterprise Co. Ltd.	49,000	121,410
*††	Taiwan Land Development Corp.	129,466	8,691
	Taiwan Line Tek Electronic	10,000	9,089
	Taiwan Navigation Co. Ltd.	52,000	50,136
	Taiwan Paiho Ltd.	32,000	65,362
	Taiwan PCB Techvest Co. Ltd.	48,000	59,512
	Taiwan Sanyo Electric Co. Ltd.	27,000	31,904
	Taiwan Shin Kong Security Co. Ltd.	45,000	58,813
	Taiwan Styrene Monomer	85,000	39,429
	Taiwan Surface Mounting Technology Corp.	44,000	127,890
*	Taiwan TEA Corp.	118,000	75,492

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Union Technology Corp.	27,000	$47,203
	Taiwan-Asia Semiconductor Corp.	30,000	41,527
	Taiyen Biotech Co. Ltd.	28,000	31,646
	TBI Motion Technology Co. Ltd.	12,000	17,242
	Test Rite International Co. Ltd.	44,000	31,977
	Tex-Ray Industrial Co. Ltd.	25,000	10,063
	Thermaltake Technology Co. Ltd.	15,000	13,041
	Thye Ming Industrial Co. Ltd.	20,000	27,409
#	Ting Sin Co. Ltd.	17,000	10,061
	Ton Yi Industrial Corp.	170,000	93,274
	Tong Hsing Electronic Industries Ltd.	28,000	184,051
	Tong Yang Industry Co. Ltd.	75,000	126,163
*	Tong-Tai Machine & Tool Co. Ltd.	27,000	12,548
	Top Union Electronics Corp.	18,799	15,299
	Topco Technologies Corp.	8,999	23,186
	Topkey Corp.	6,000	29,528
	Toung Loong Textile Manufacturing	27,000	25,631
	Transcend Information, Inc.	38,000	81,151
	Tripod Technology Corp.	71,000	243,608
	Tsann Kuen Enterprise Co. Ltd.	20,000	21,755
	TSRC Corp.	98,000	84,935
	TST Group Holding Ltd.	4,800	18,000
	Tung Ho Steel Enterprise Corp.	75,190	130,445
	Tung Ho Textile Co. Ltd.	29,000	15,870
	Turvo International Co. Ltd.	5,000	19,082
	TYC Brother Industrial Co. Ltd.	42,000	44,557
	Tyntek Corp.	44,000	27,910
	UDE Corp.	10,000	12,745
	U-Ming Marine Transport Corp.	75,000	105,417
	Unic Technology Corp.	29,000	14,729
#	Union Bank Of Taiwan	393,299	175,867
	Unitech Computer Co. Ltd.	20,000	20,382
*	Unitech Printed Circuit Board Corp.	113,000	64,514
	United Orthopedic Corp.	10,000	9,992
	United Radiant Technology	21,000	11,176
††	Unity Opto Technology Co. Ltd.	91,000	2,348
	Univacco Technology, Inc.	11,000	11,082
	Universal Cement Corp.	76,277	55,896
	Unizyx Holding Corp.	64,000	66,766
	UPC Technology Corp.	147,664	75,028
	USI Corp.	161,091	123,429
*	Usun Technology Co. Ltd.	8,000	7,139
	U-Tech Media Corp.	33,000	18,148
	Ve Wong Corp.	16,000	17,803
	Ventec International Group Co. Ltd.	10,000	21,944
	Waffer Technology Corp.	19,000	26,165
	Wah Hong Industrial Corp.	15,000	13,212
	Wah Lee Industrial Corp.	34,680	101,946
	Walsin Lihwa Corp.	517,000	588,157
	Walsin Technology Corp.	65,000	222,200
	Walton Advanced Engineering, Inc.	67,000	28,413
	We & Win Development Co. Ltd.	49,000	14,818
	WEI Chih Steel Industrial Co. Ltd.	31,000	22,832
	Wei Chuan Foods Corp.	51,000	34,623
	Weikeng Industrial Co. Ltd.	71,661	63,370
	Well Shin Technology Co. Ltd.	18,000	27,017
	WELLELL, Inc.	14,000	11,899
	Winbond Electronics Corp.	612,363	476,738
	Wisdom Marine Lines Co. Ltd.	74,000	169,893

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wistron Corp.	554,841	$492,157
	Wistron NeWeb Corp.	54,040	135,666
	Wonderful Hi-Tech Co. Ltd.	7,392	8,922
	WPG Holdings Ltd.	116,000	194,899
	WT Microelectronics Co. Ltd.	78,207	181,204
	XAC Automation Corp.	19,000	15,768
	Xxentria Technology Materials Corp.	26,000	57,306
	Ya Horng Electronic Co. Ltd.	9,000	12,581
	Yageo Corp.	75,000	865,954
	YC INOX Co. Ltd.	73,396	75,204
	Yea Shin International Development Co. Ltd.	29,632	22,645
#	Yem Chio Co. Ltd.	92,350	43,316
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	35,955
	YFC-Boneagle Electric Co. Ltd.	15,000	15,287
#	YFY, Inc.	263,000	212,186
	Yi Jinn Industrial Co. Ltd.	34,200	19,597
*	Yieh Phui Enterprise Co. Ltd.	146,000	79,884
	YONGGU Group, Inc.	10,000	18,064
	Yonyu Plastics Co. Ltd.	9,000	9,985
	Youngtek Electronics Corp.	24,000	54,571
	Yuanta Futures Co. Ltd.	11,280	17,890
	Yulon Motor Co. Ltd.	105,000	161,087
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,523
	YungShin Global Holding Corp.	29,000	39,554
	Zeng Hsing Industrial Co. Ltd.	9,000	40,343
	Zenitron Corp.	27,000	27,101
	Zero One Technology Co. Ltd.	25,475	33,468
	Zhen Ding Technology Holding Ltd.	124,000	469,669
	Zhong Yang Technology Co. Ltd.	12,000	18,130
	Zig Sheng Industrial Co. Ltd.	111,000	41,738
*	Zinwell Corp.	64,000	36,822
	Zippy Technology Corp.	9,000	12,461
	ZongTai Real Estate Development Co. Ltd.	43,903	40,643
TOTAL TAIWAN			35,867,558
THAILAND — (0.7%)
	2S Metal PCL	68,860	6,809
	AAPICO Hitech PCL	39,160	22,447
	Advanced Information Technology PCL	112,000	18,104
	AJ Plast PCL	46,500	18,696
	Allianz Ayudhya Capital PCL	11,000	13,074
	Amata Corp. PCL	180,300	88,166
	AP Thailand PCL	427,100	113,128
	Asia Plus Group Holdings PCL	364,300	31,472
	Asian Insulators PCL	77,450	12,309
	Bangchak Corp. PCL	194,900	156,195
	Bangkok Insurance PCL	16,100	118,093
	Bangkok Land PCL	2,507,300	69,477
	Bangkok Life Assurance PCL, NVDR	47,400	48,932
*	Bangkok Ranch PCL	119,400	10,380
	Banpu PCL	462,966	168,534
*	Better World Green PCL	1,033,000	22,731
	BG Container Glass PCL	69,400	19,796
	Cal-Comp Electronics Thailand PCL, Class F	688,656	47,145
	CH Karnchang PCL	169,500	98,541
	CIMB Thai Bank PCL	1,716,700	38,242
*	Country Group Development PCL	992,900	12,138
	Dhipaya Group Holdings PCL	79,000	125,550
	Eastern Power Group PCL	115,900	14,106

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Eastern Water Resources Development & Management PCL, Class F	147,800	$27,705
*	Esso Thailand PCL	136,300	39,250
	Frasers Property Thailand PCL	48,300	19,682
	GFPT PCL	144,700	61,717
	Global Green Chemicals PCL, Class F	86,200	34,658
	Haad Thip PCL	20,200	16,051
	Hana Microelectronics PCL	78,300	97,317
	Ichitan Group PCL	73,700	15,917
	Index Livingmall PCL	19,700	8,938
	Interlink Communication PCL	48,000	10,041
	IRPC PCL	2,209,800	195,706
*	Italian-Thai Development PCL	1,107,100	61,355
	KGI Securities Thailand PCL	250,300	31,279
	Khon Kaen Sugar Industry PCL	362,960	34,511
	Kiatnakin Phatra Bank PCL	38,600	68,947
	Lalin Property PCL	107,600	26,016
	Lam Soon Thailand PCL	56,200	7,634
	Lanna Resources PCL	70,000	42,977
	LH Financial Group PCL	450,900	14,577
	Loxley PCL	479,200	29,681
	LPN Development PCL	298,200	35,645
*	MBK PCL	212,697	90,718
	MC Group PCL	100,600	25,826
	MCS Steel PCL	67,100	20,963
	Millcon Steel PCL	248,183	5,731
*	Nawarat Patanakarn PCL	340,100	6,652
	Noble Development PCL	181,200	22,152
	Origin Property PCL, Class F	149,500	40,411
	Polyplex Thailand PCL	85,200	52,773
*	Power Solution Technologies PCL, Class F	307,700	15,464
	Praram 9 Hospital PCL	69,800	32,425
	Precious Shipping PCL	182,500	89,242
	Prima Marine PCL	195,700	28,443
	Property Perfect PCL	2,489,056	27,048
	Pruksa Holding PCL	122,100	41,131
	Quality Houses PCL	1,508,200	87,681
*	Raimon Land PCL	515,800	10,369
	Regional Container Lines PCL	66,100	67,339
	Rojana Industrial Park PCL	220,300	37,106
*	S Hotels & Resorts PCL	201,800	21,490
*	Samart Corp. PCL	178,900	28,189
	Sansiri PCL	2,197,100	59,688
	SC Asset Corp. PCL	339,100	31,137
	SCG Ceramics PCL	308,500	16,678
*	SEAFCO PCL	147,500	13,784
*	Seafresh Industry PCL	92,800	8,420
	Sena Development PCL	196,116	20,565
*	SENA J Property PCL	755,800	22,586
*	Seven Utilities & Power PLC	445,500	10,771
	Siam City Cement PCL	18,700	77,218
	Siamgas & Petrochemicals PCL	83,800	26,408
*	Singha Estate PCL	546,200	27,896
	Sino-Thai Engineering & Construction PCL	168,000	55,224
	SNC Former PCL	53,600	26,938
	Somboon Advance Technology PCL	57,400	27,757
	SPCG PCL	112,000	47,770
	Sri Trang Agro-Industry PCL	146,300	86,246
	Srithai Superware PCL	235,400	8,058
	Star Petroleum Refining PCL	325,000	103,301

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Supalai PCL	252,825	$133,247
	Super Energy Corp. PCL	1,924,700	37,124
	Syntec Construction PCL	380,800	16,242
	Tata Steel Thailand PCL	749,600	20,771
	Thai Oil PCL	208,100	289,734
	Thai Rubber Latex Group PCL	145,680	8,944
	Thai Stanley Electric PCL, Class F	8,458	38,947
	Thai Union Group PCL, Class F	277,400	122,837
	Thaicom PCL	123,400	29,501
	Thaifoods Group PCL, Class F	153,700	23,800
	Thanachart Capital PCL	68,400	70,147
	Thoresen Thai Agencies PCL	308,100	73,656
	Tipco Asphalt PCL	92,300	40,120
	TKS Technologies PCL	46,640	12,037
	TPI Polene PCL	1,534,100	65,848
	TPI Polene Power PCL	422,400	42,458
*	U City PLC, Class F	545,400	17,039
	Univanich Palm Oil PCL	46,900	9,620
	Univentures PCL	165,100	11,392
	Vanachai Group PCL	89,800	17,931
	WHA Corp. PCL	963,300	78,509
	Workpoint Entertainment PCL	20,800	10,736
TOTAL THAILAND			4,745,907
TURKEY — (0.2%)
	Aksa Enerji Uretim AS	48,242	81,353
	Alarko Holding AS	33,735	73,625
*	Albaraka Turk Katilim Bankasi AS	161,888	12,325
	Anadolu Efes Biracilik Ve Malt Sanayii AS	44,587	91,618
	Aygaz AS	20,460	42,483
	Bera Holding AS	70,033	57,662
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	23,501
*	Bursa Cimento Fabrikasi AS	156,049	22,257
	Cemtas Celik Makina Sanayi Ve Ticaret AS	13,959	22,516
	Cimsa Cimento Sanayi VE Ticaret AS	16,339	35,501
	Is Yatirim Menkul Degerler AS, Class A	9,771	11,474
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	50,203	23,791
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	102,339
	Kordsa Teknik Tekstil AS	15,368	41,569
*	Petkim Petrokimya Holding AS	173,171	86,266
*	Reysas Tasimacilik ve Lojistik Ticaret AS	10,208	5,407
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	24,464	23,242
*	TAV Havalimanlari Holding AS	31,148	97,871
	Tekfen Holding AS	12,587	17,927
*	Turkiye Halk Bankasi AS	119,934	32,669
*	Turkiye Vakiflar Bankasi TAO, Class D	107,316	23,437
	Vestel Elektronik Sanayi ve Ticaret AS	13,751	18,505
*	Zorlu Enerji Elektrik Uretim AS	97,902	11,395
TOTAL TURKEY			958,733
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi National Insurance Co. PSC	13,208	22,154
	Agthia Group PJSC	29,329	42,658
	Air Arabia PJSC	306,596	183,933
*	Ajman Bank PJSC	230,388	47,613
	Amanat Holdings PJSC	166,793	42,207
	Dana Gas PJSC	259,299	70,676
*	Deyaar Development PJSC	221,231	30,196

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Financial Market PJSC	85,142	$39,818
	Dubai Investments PJSC	434,216	273,379
*	Emaar Development PJSC	111,543	134,869
	Emaar Properties PJSC	794,975	1,193,013
	Islamic Arab Insurance Co.	81,968	12,718
*	Manazel PJSC	339,566	35,918
*	RAK Properties PJSC	232,895	44,025
	Ras Al Khaimah Ceramics	60,810	47,383
*	Union Properties PJSC	502,430	33,891
TOTAL UNITED ARAB EMIRATES			2,254,451
UNITED KINGDOM — (9.6%)
*	accesso Technology Group PLC	12,899	96,128
*	Accsys Technologies PLC	9,849	11,906
	Advanced Medical Solutions Group PLC	27,578	94,390
	AG Barr PLC	25,691	169,360
Ω	Airtel Africa PLC	229,670	443,955
	Alliance Pharma PLC	126,804	150,228
*	Allied Minds PLC	19,783	4,709
	Anglo-Eastern Plantations PLC	6,082	66,711
	Appreciate Group PLC	61,766	21,782
*	Ascential PLC	98,378	351,724
	Ashmore Group PLC	20,494	54,010
*	ASOS PLC	5,257	66,906
*Ω	Aston Martin Lagonda Global Holdings PLC	991	5,828
*	Babcock International Group PLC	115,955	484,936
Ω	Bakkavor Group PLC	34,589	36,906
	Balfour Beatty PLC	184,807	632,412
	Bank of Georgia Group PLC	13,268	244,062
	Barratt Developments PLC	276,220	1,693,697
	Beazley PLC	157,957	1,046,170
	Begbies Traynor Group PLC	30,790	52,984
	Bellway PLC	36,010	1,076,124
	Berkeley Group Holdings PLC	19,242	997,175
Ω	Biffa PLC	80,822	358,381
	Bloomsbury Publishing PLC	27,628	139,202
	Bodycote PLC	50,502	369,452
*	boohoo Group PLC	183,870	150,245
	Braemar Shipping Services PLC	4,667	14,829
	Breedon Group PLC	270,235	234,128
	Brewin Dolphin Holdings PLC	64,640	404,052
	Brooks Macdonald Group PLC	362	9,602
*	C&C Group PLC	91,298	220,660
*	Capita PLC	445,443	156,412
	Capital Ltd.	17,767	20,050
*	Capricorn Energy PLC	107,167	287,363
*	Card Factory PLC	91,534	59,164
	CareTech Holdings PLC	24,960	228,570
	Carr's Group PLC	21,628	34,637
	Castings PLC	4,281	16,653
*	Cazoo Group Ltd.	23,178	12,620
	Centamin PLC	375,026	379,178
	Centaur Media PLC	16,082	9,105
	Central Asia Metals PLC	47,394	144,344
*	Centrica PLC	1,452,068	1,555,888
	Chemring Group PLC	75,743	320,553
	Chesnara PLC	49,224	177,341
	City of London Investment Group PLC	9,126	46,156
	Close Brothers Group PLC	33,020	446,353

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	CMC Markets PLC	28,646	$89,814
	CNH Industrial NV	130	1,658
	Coats Group PLC	174,125	157,481
*	Costain Group PLC	49,233	26,358
*Ω	Countryside Partnerships PLC	99,392	352,294
	Cranswick PLC	12,446	507,469
	Crest Nicholson Holdings PLC	80,895	271,988
	Currys PLC	10,265	8,393
	Curtis Banks Group PLC	3,656	12,183
	DFS Furniture PLC	30,423	53,564
*	Dialight PLC	7,087	23,731
	Direct Line Insurance Group PLC	326,417	819,159
	DiscoverIE Group PLC	24,510	227,109
	Diversified Energy Co. PLC	155,630	234,438
	Drax Group PLC	112,465	1,078,845
	DS Smith PLC	373,912	1,332,844
*	easyJet PLC	72,083	352,069
*	Elementis PLC	135,647	180,634
*	Energean PLC	23,578	330,840
*	EnQuest PLC	449,364	157,880
	Epwin Group PLC	23,438	22,164
*	Esken Ltd.	21,817	1,940
	Essentra PLC	37,638	113,616
	Euromoney Institutional Investor PLC	28,427	503,309
*	FD Technologies PLC	4,362	104,181
	Ferrexpo PLC	92,224	167,278
	Fintel PLC	1,018	2,526
	Firstgroup PLC	219,616	358,678
	Flowtech Fluidpower PLC	7,489	11,437
Ω	Forterra PLC	62,473	225,106
	Foxtons Group PLC	71,351	38,342
*	Frasers Group PLC	42,129	460,963
	Fresnillo PLC	46,692	419,722
	Fuller Smith & Turner PLC, Class A	8,016	62,118
	Galliford Try Holdings PLC	32,360	67,504
	Genel Energy PLC	25,330	44,924
	Genuit Group PLC	43,564	225,608
*	Georgia Capital PLC	9,497	73,155
*	Go-Ahead Group PLC	8,958	161,849
	Gooch & Housego PLC	7,425	78,938
	Goodwin PLC	579	17,017
	Grafton Group PLC	68,236	705,797
	Grainger PLC	212,312	767,333
*	Greencore Group PLC	149,287	183,138
*	Griffin Mining Ltd.	5,698	6,042
	Gulf Keystone Petroleum Ltd.	67,566	194,483
*Ω	Gym Group PLC	34,339	74,609
	H&T Group PLC	10,598	51,258
	Halfords Group PLC	39,440	82,517
	Harbour Energy PLC	94,110	420,829
	Hargreaves Services PLC	7,040	45,085
	Harworth Group PLC	40,067	77,890
	Hays PLC	369,533	576,534
	Headlam Group PLC	15,646	58,205
	Helical PLC	34,718	165,421
	Henry Boot PLC	27,291	95,147
	Hikma Pharmaceuticals PLC	41,250	871,901
	Hiscox Ltd.	79,668	867,483
	Hochschild Mining PLC	65,061	64,235

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Hostelworld Group PLC	20,713	$24,524
*Ω	HSS Hire Group PLC	77,600	12,655
	Hunting PLC	21,524	56,629
*	Hyve Group PLC	62,986	54,075
Ω	Ibstock PLC	112,898	282,982
	Inchcape PLC	80,233	821,199
	Investec PLC	200,205	1,083,040
	iomart Group PLC	28,258	58,991
*	IQE PLC	158,574	84,603
	ITV PLC	580,335	521,964
	J Sainsbury PLC	508,137	1,370,735
*	James Fisher & Sons PLC	6,867	25,247
*	John Menzies PLC	6,811	50,386
*	John Wood Group PLC	17,409	33,370
	Johnson Matthey PLC	45,536	1,190,515
*	Johnson Service Group PLC	29,371	40,481
	Jupiter Fund Management PLC	49,037	75,293
*Ω	Just Eat Takeaway.com NV	5,608	103,151
	Just Group PLC	332,537	289,674
	Keller Group PLC	22,579	219,528
*	Kier Group PLC	62,711	58,474
	Kingfisher PLC	569,865	1,802,979
*	Lamprell PLC	63,868	6,767
	Lancashire Holdings Ltd.	42,007	228,840
	Lookers PLC	90,787	83,510
	LSL Property Services PLC	29,913	117,485
	Macfarlane Group PLC	49,928	70,478
	Man Group PLC	386,199	1,284,784
*	Marks & Spencer Group PLC	541,965	939,593
*	Marston's PLC	191,746	111,589
	Mears Group PLC	13,603	32,035
*	Mediclinic International PLC	123,286	729,479
*	Meggitt PLC	160,054	1,541,749
	Melrose Industries PLC	1,143,324	2,250,586
	Micro Focus International PLC	36,934	128,662
*	Mitchells & Butlers PLC	59,563	125,817
	Mitie Group PLC	370,740	354,257
	MJ Gleeson PLC	11,285	72,936
	Morgan Sindall Group PLC	11,434	283,477
	MP Evans Group PLC	6,147	61,414
*	Naked Wines PLC	6,738	12,273
*	National Express Group PLC	102,494	229,628
	NCC Group PLC	84,208	230,015
*Ω	Network International Holdings PLC	27,205	67,085
	Norcros PLC	25,348	68,985
	Numis Corp. PLC	21,347	67,275
	OSB Group PLC	60,976	391,695
	Pan African Resources PLC	476,101	117,057
	Pearson PLC	3,599	33,310
	Pearson PLC, Sponsored ADR	2,636	24,409
*	Pendragon PLC	335,309	89,891
	Persimmon PLC	42,435	978,815
*	Petrofac Ltd.	79,776	112,220
	Pets at Home Group PLC	141,097	566,125
*	Pharos Energy PLC	72,098	20,252
	Phoenix Group Holdings PLC	75,186	592,362
	Photo-Me International PLC	71,977	89,187
*	Playtech PLC	60,543	362,782
	Plus500 Ltd.	3,261	66,184

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Porvair PLC	4,852	$33,143
*	PPHE Hotel Group Ltd.	860	14,992
	Premier Foods PLC	208,258	295,661
	PZ Cussons PLC	64,010	164,232
	QinetiQ Group PLC	155,098	722,340
*	REA Holdings PLC	12,065	17,973
	Reach PLC	91,064	107,535
	Redcentric PLC	20,006	29,256
	Redde Northgate PLC	67,111	300,651
	Redrow PLC	82,398	582,609
*	Renewi PLC	22,085	204,192
*	Restaurant Group PLC	66,926	41,491
	RHI Magnesita NV	1,397	38,512
	Ricardo PLC	21,801	110,546
	Robert Walters PLC	6,240	41,184
*	Rockhopper Exploration PLC	89,812	8,532
	Rockhopper Exploration PLC	11,226	108
	Royal Mail PLC	196,785	680,049
	RPS Group PLC	48,379	66,865
*	RTW Venture Fund Ltd.	23,473	29,788
	RWS Holdings PLC	43,940	205,276
*	Saga PLC	1,077	2,079
*	Savannah Energy PLC	281,630	116,530
	Savills PLC	40,108	584,753
*	Senior PLC	86,456	152,880
	Serco Group PLC	303,550	698,375
	Serica Energy PLC	24,292	112,435
	Severfield PLC	96,126	68,884
*	SIG PLC	196,213	87,318
	Smart Metering Systems PLC	33,355	382,918
	Spectris PLC	9,701	368,984
	Speedy Hire PLC	156,008	89,185
*Ω	Spire Healthcare Group PLC	85,637	248,517
*	Staffline Group PLC	43,578	24,074
††	Studio Retail Group PLC	11,240	11,806
	Synthomer PLC	59,024	168,367
	Tate & Lyle PLC	97,855	958,622
	Taylor Wimpey PLC	1,019,923	1,587,488
	TBC Bank Group PLC	12,056	202,951
Ω	TI Fluid Systems PLC	81,999	174,547
	TP ICAP Group PLC	239,262	347,303
	Travis Perkins PLC	63,395	813,658
*	Tremor International Ltd., ADR	2,714	28,117
	Trifast PLC	26,022	29,790
	TT Electronics PLC	58,713	137,585
	Tyman PLC	22,699	73,380
	Ultra Electronics Holdings PLC	6,561	280,185
	Vertu Motors PLC	110,788	79,426
	Vesuvius PLC	60,943	266,987
	Virgin Money UK PLC	363,074	633,258
	Vistry Group PLC	69,728	786,039
	Vp PLC	3,924	41,882
*	Xaar PLC	20,729	57,034
	XPS Pensions Group PLC	48,496	86,798
	Young & Co's Brewery PLC	3,177	28,129
	Young & Co's Brewery PLC, Class A	7,717	116,714
	Zotefoams PLC	12,016	36,452
TOTAL UNITED KINGDOM			62,665,962

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	11,534	$269,957
TOTAL COMMON STOCKS			648,882,129
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
	Banco ABC Brasil SA	18,556	61,792
Ω	Banco BMG SASeries B	30,400	14,512
	Banco do Estado do Rio Grande do Sul SA Class B	52,100	100,795
	Banco Pan SA	51,165	65,661
	Cia Ferro Ligas da Bahia - FERBASA	9,400	86,368
	Eucatex SA Industria e Comercio	14,000	22,323
	Grazziotin SA	1,600	8,782
	Marcopolo SA	110,973	52,976
	Randon SA Implementos e Participacoes	39,954	77,605
	Schulz SA	28,200	23,709
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	76,200	126,801
TOTAL BRAZIL			641,324
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	16,078	57,756
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA	2,246	117,847
	Fuchs Petrolub SE	18,268	547,365
	Jungheinrich AG	13,189	358,998
	Schaeffler AG	14,146	83,327
	Sixt SE	4,534	319,867
	STO SE & Co. KGaA	693	107,528
	Villeroy & Boch AGSeries A	889	17,075
TOTAL GERMANY			1,552,007
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	17,176
SOUTH KOREA — (0.0%)
	Haesung Industrial Co. Ltd.	46	551
	Hyundai Engineering & Construction Co. Ltd.	243	13,068
TOTAL SOUTH KOREA			13,619
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	241,426	68,398
THAILAND — (0.0%)
*	U City PLC	1,636,200	37,338
TOTAL PREFERRED STOCKS			2,387,618
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd.	326	0
*	PointsBet Holdings Ltd.	370	0
BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	6,031	129
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	2,367	0

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
*	Webuild SpA	2,670	$0
MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	42,360	999
*	Yinson Holdings Bhd	26,022	2,573
TOTAL MALAYSIA			3,572
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	196,236	0
TAIWAN — (0.0%)
*	Acon Holding, Inc.	8,415	211
*	GMI Technology, Inc.	3,147	147
*	Unitech Printed Circuit Board Corp.	7,297	731
*	Waffer Technology Corp.	1,518	469
*	Walsin Lihwa Corp.	36,161	1,087
*	YFC-Boneagle Electric Co. Ltd.	639	223
TOTAL TAIWAN			2,868
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	56,000	4,868
*	Banpu PCL Warrants 10/01/22	202,466	38,777
*	Banpu PCL Warrants 10/01/23	202,466	21,451
*	EP W4 Warrants 04/27/2023	28,975	244
*	MBK PCL	8,508	2,889
*	Thai Rubber Latex Group PCL Warrants 09/29/24	24,280	172
TOTAL THAILAND			68,401
TOTAL RIGHTS/WARRANTS			74,970
TOTAL INVESTMENT SECURITIES (Cost $677,872,779)			651,344,717

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	252,123	2,916,308
TOTAL INVESTMENTS — (100.0%)
(Cost $680,788,490)^^			$654,261,025
As of July 31, 2022, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	30	09/16/22	$5,936,094	$6,200,250	$264,156
Total Futures Contracts			$5,936,094	$6,200,250	$264,156

World ex U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$180,411	$32,567,052	—	$32,747,463
Austria	—	3,262,416	—	3,262,416
Belgium	626,370	6,866,098	—	7,492,468
Brazil	6,753,056	77,433	—	6,830,489
Canada	54,920,093	—	—	54,920,093
Chile	—	720,640	—	720,640
China	1,820,597	44,640,307	$213,591	46,674,495
Colombia	191,962	—	—	191,962
Denmark	553,004	11,525,695	—	12,078,699
Finland	—	8,108,361	—	8,108,361
France	—	25,942,012	—	25,942,012
Germany	—	31,385,560	—	31,385,560
Greece	—	638,789	—	638,789
Hong Kong	141,713	12,702,163	33,796	12,877,672
Hungary	—	153,639	—	153,639
India	—	32,751,447	177	32,751,624
Indonesia	—	4,227,746	9,171	4,236,917
Ireland	—	3,560,017	—	3,560,017
Israel	142,128	8,238,557	—	8,380,685
Italy	993,773	14,008,042	—	15,001,815
Japan	—	106,109,300	—	106,109,300
Malaysia	—	3,295,792	—	3,295,792
Mexico	4,450,484	93,000	—	4,543,484
Netherlands	521,567	11,528,663	—	12,050,230
New Zealand	—	1,720,569	—	1,720,569
Norway	119,270	5,420,528	—	5,539,798
Philippines	—	1,260,192	—	1,260,192
Poland	—	1,729,631	—	1,729,631
Portugal	—	2,451,477	—	2,451,477
Qatar	—	1,328,822	—	1,328,822
Saudi Arabia	12,028	6,467,497	—	6,479,525
Singapore	—	4,858,953	8,420	4,867,373
South Africa	796,246	6,587,490	—	7,383,736
South Korea	—	24,830,146	38,972	24,869,118
Spain	—	8,510,223	—	8,510,223
Sweden	11,635	12,540,317	—	12,551,952
Switzerland	—	29,472,523	—	29,472,523
Taiwan	—	35,856,519	11,039	35,867,558
Thailand	4,694,446	51,461	—	4,745,907
Turkey	—	958,733	—	958,733
United Arab Emirates	—	2,254,451	—	2,254,451
United Kingdom	52,526	62,601,630	11,806	62,665,962
United States	269,957	—	—	269,957
Preferred Stocks
Brazil	626,812	14,512	—	641,324
Colombia	57,756	—	—	57,756
Germany	—	1,552,007	—	1,552,007
Philippines	—	17,176	—	17,176
South Korea	—	13,619	—	13,619
Taiwan	—	68,398	—	68,398
Thailand	37,338	—	—	37,338
Rights/Warrants
Brazil	—	129	—	129
Malaysia	—	3,572	—	3,572
Taiwan	—	2,868	—	2,868

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$68,401	—	$68,401
Securities Lending Collateral	—	2,916,308	—	2,916,308
Futures Contracts**	$264,156	—	—	264,156
TOTAL	$78,237,328	$575,960,881	$326,972^	$654,525,181
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.2%)
AUSTRALIA — (4.5%)
*	A2B Australia Ltd.	61,896	$50,298
	Accent Group Ltd.	105,492	97,294
#	Adairs Ltd.	83,839	142,108
	Adbri Ltd.	147,407	262,873
*	Aeris Resources Ltd.	73,953	22,292
	AGL Energy Ltd.	61,163	360,231
*	Ainsworth Game Technology Ltd.	68,629	43,172
*	Alkane Resources Ltd.	109,258	60,583
*	Alliance Aviation Services Ltd.	11,891	26,797
*	Allkem Ltd.	36,324	293,004
	ALS Ltd.	118,226	971,041
	Altium Ltd.	19,621	433,287
	Alumina Ltd.	242,873	263,817
#*	AMA Group Ltd.	138,426	15,016
*	AMP Ltd.	989,583	757,832
	Ampol Ltd.	59,726	1,414,999
#*	Andromeda Metals Ltd.	302,692	21,313
	Ansell Ltd.	36,927	677,967
	APA Group	108,035	885,817
#	Appen Ltd.	19,792	81,151
#*	Arafura Resources Ltd.	160,067	39,846
	ARB Corp. Ltd.	14,251	334,642
#	Ardent Leisure Group Ltd.	111,234	40,214
	Aristocrat Leisure Ltd.	66,921	1,669,548
	ASX Ltd.	4,901	304,620
	Atlas Arteria Ltd.	117,458	639,129
	AUB Group Ltd.	9,029	123,840
#*	Aurelia Metals Ltd.	371,492	71,855
	Aurizon Holdings Ltd.	530,339	1,501,016
	Austal Ltd.	104,574	196,449
	Australia & New Zealand Banking Group Ltd.	199,536	3,224,753
	Australia & New Zealand Banking Group Ltd.	13,302	212,835
*	Australian Agricultural Co. Ltd.	61,076	79,211
	Australian Ethical Investment Ltd.	11,755	53,968
#	Australian Finance Group Ltd.	60,542	80,654
#*	Australian Strategic Materials Ltd.	20,052	50,515
	Auswide Bank Ltd.	6,329	29,659
	Baby Bunting Group Ltd.	37,265	126,154
	Bank of Queensland Ltd.	237,530	1,258,005
	Bapcor Ltd.	102,141	478,904
	Base Resources Ltd.	56,903	12,140
	Beach Energy Ltd.	858,441	1,106,290
	Beacon Lighting Group Ltd.	18,860	31,559
	Bega Cheese Ltd.	93,777	229,430
	Bell Financial Group Ltd.	34,059	27,750
#*	Bellevue Gold Ltd.	27,089	16,112
	Bendigo & Adelaide Bank Ltd.	143,977	1,044,788
#*	Betmakers Technology Group Ltd.	38,074	13,522
	BHP Group Ltd.	459,448	12,603,564
#	BHP Group Ltd., Sponsored ADR	100,755	5,545,555
	Blackmores Ltd.	2,482	135,534
*††	Blue Sky Alternative Investments Ltd.	5,525	0
	BlueScope Steel Ltd.	156,292	1,835,865
	Brambles Ltd.	183,950	1,480,559
	Bravura Solutions Ltd.	50,218	53,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Breville Group Ltd.	18,599	$274,970
	Brickworks Ltd.	27,903	412,554
	BWX Ltd.	35,547	17,005
*	Byron Energy Ltd.	59,304	6,221
*	Calix Ltd.	5,120	22,805
	Capitol Health Ltd.	181,140	35,389
*	Capricorn Metals Ltd.	47,389	130,047
#*	Carnarvon Energy Ltd.	224,477	33,124
	Carsales.com Ltd.	70,214	1,023,595
	Cash Converters International Ltd.	184,747	31,035
#*	Catapult Group International Ltd.	9,894	6,906
	Cedar Woods Properties Ltd.	24,019	70,301
	Challenger Ltd.	184,675	912,250
	Champion Iron Ltd.	69,989	238,795
*	City Chic Collective Ltd.	26,152	42,793
	Cleanaway Waste Management Ltd.	611,584	1,178,210
	Clinuvel Pharmaceuticals Ltd.	5,525	73,211
#	Clover Corp. Ltd.	24,457	18,431
	Cochlear Ltd.	5,187	781,820
#	Codan Ltd.	54,165	331,876
#*	Cogstate Ltd.	6,912	8,737
	Coles Group Ltd.	103,807	1,367,173
*	Collection House Ltd.	64,782	3,078
	Collins Foods Ltd.	53,890	392,821
	Commonwealth Bank of Australia	87,813	6,236,251
	Computershare Ltd.	56,192	992,743
#*	Cooper Energy Ltd.	972,655	153,847
#*	Corporate Travel Management Ltd.	14,669	195,618
	Costa Group Holdings Ltd.	162,998	295,502
	Credit Corp. Group Ltd.	13,617	231,500
	CSL Ltd.	25,409	5,173,704
	CSR Ltd.	273,453	877,594
	Data#3 Ltd.	39,872	173,661
*	De Grey Mining Ltd.	52,247	32,949
	Deterra Royalties Ltd.	123,994	378,455
	Dicker Data Ltd.	14,302	113,306
	Domain Holdings Australia Ltd.	43,007	107,676
	Domino's Pizza Enterprises Ltd.	11,026	563,758
	Downer EDI Ltd.	307,376	1,196,663
	Eagers Automotive Ltd.	48,592	429,572
	Earlypay Ltd.	35,850	12,547
#*	Eclipx Group Ltd.	141,679	262,352
	Elanor Investor Group	19,470	22,496
	Elders Ltd.	45,390	360,678
#	Emeco Holdings Ltd.	84,755	43,830
#*	EML Payments Ltd.	52,687	39,144
*	Empire Energy Group Ltd.	51,547	8,513
	Endeavour Group Ltd.	85,461	476,140
	Enero Group Ltd.	5,876	12,920
	EQT Holdings Ltd.	3,294	59,132
#	Estia Health Ltd.	97,068	135,870
	Euroz Hartleys Group Ltd.	21,502	25,013
*	EVENT Hospitality & Entertainment Ltd.	30,857	308,644
	Evolution Mining Ltd.	375,766	694,144
*	Firefinch Ltd.	50,216	7,017
	Fleetwood Ltd.	28,254	34,014
#*	Flight Centre Travel Group Ltd.	7,950	96,682
	Fortescue Metals Group Ltd.	256,209	3,297,040
#*	Frontier Digital Ventures Ltd.	12,106	8,003

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	G8 Education Ltd.	356,108	$265,853
#*	Genex Power Ltd.	40,897	6,154
	Genworth Mortgage Insurance Australia Ltd.	140,658	278,712
	Gold Road Resources Ltd.	209,588	204,865
#*	Goulamina Holdings Pty Ltd.	35,869	10,902
	GR Engineering Services Ltd.	7,383	11,011
	GrainCorp Ltd., Class A	73,533	443,899
	Grange Resources Ltd.	238,429	188,527
#	GUD Holdings Ltd.	49,499	306,239
	GWA Group Ltd.	107,097	156,195
	Hansen Technologies Ltd.	40,822	163,603
	Harvey Norman Holdings Ltd.	180,374	526,356
	Healius Ltd.	238,369	649,469
	Healthia Ltd.	6,519	7,864
#*	Helloworld Travel Ltd.	3,137	4,259
*	Highfield Resources Ltd.	19,148	12,774
*	Hot Chili Ltd.	25,993	13,011
	HT&E Ltd.	85,589	78,324
	HUB24 Ltd.	5,340	92,255
#	Humm Group Ltd.	157,069	55,205
	IDP Education Ltd.	33,270	669,388
	IGO Ltd.	102,451	802,789
	Iluka Resources Ltd.	95,128	645,636
	Image Resources NL	68,398	7,408
	Imdex Ltd.	130,607	166,288
*	Immutep Ltd., Sponsored ADR	3,965	8,961
	Incitec Pivot Ltd.	458,345	1,167,791
	Infomedia Ltd.	124,521	139,147
#	Inghams Group Ltd.	100,256	207,862
	Insignia Financial Ltd.	256,240	557,481
	Insurance Australia Group Ltd.	186,431	586,617
	Integral Diagnostics Ltd.	47,171	102,262
	InvoCare Ltd.	18,716	145,192
#*	ioneer Ltd.	98,102	38,923
	IPH Ltd.	45,859	283,100
	IRESS Ltd.	55,985	448,946
	IVE Group Ltd.	58,367	88,005
	James Hardie Industries PLC	40,756	1,006,539
	James Hardie Industries PLC, Sponsored ADR	1,045	25,958
#	JB Hi-Fi Ltd.	43,035	1,274,284
	Johns Lyng Group Ltd.	42,898	228,057
	Jumbo Interactive Ltd.	12,500	126,678
	Jupiter Mines Ltd.	520,847	72,504
*	Karoon Energy Ltd.	180,295	238,229
	Kelly Partners Group Holdings Ltd.	2,739	9,115
#	Kelsian Group Ltd.	22,749	97,978
#*	Kogan.com Ltd.	8,258	26,730
	Lendlease Corp. Ltd.	78,586	569,327
	Lifestyle Communities Ltd.	14,938	177,958
	Link Administration Holdings Ltd.	232,345	716,346
*	Lottery Corp. Ltd.	340,266	1,079,357
	Lovisa Holdings Ltd.	13,605	170,908
*	Lynas Rare Earths Ltd.	66,222	407,222
	MA Financial Group Ltd.	1,563	6,772
#	MACA Ltd.	126,373	88,791
	Macmahon Holdings Ltd.	300,111	30,462
	Macquarie Group Ltd.	13,354	1,709,090
*	Macquarie Telecom Group Ltd.	811	38,333
	Mader Group Ltd.	7,825	15,805

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Magellan Financial Group Ltd.	28,534	$293,166
#*	Mayne Pharma Group Ltd.	699,050	166,809
	McMillan Shakespeare Ltd.	32,345	278,902
	McPherson's Ltd.	24,606	14,146
	Medibank Pvt Ltd.	510,412	1,227,302
#*	Medical Developments International Ltd.	4,261	7,523
#*	Megaport Ltd.	4,983	34,213
#*	Mesoblast Ltd.	58,643	38,483
#*	Metals X Ltd.	194,260	43,193
	Metcash Ltd.	435,967	1,270,817
*	Mincor Resources NL	23,493	31,863
	Mineral Resources Ltd.	53,365	2,033,425
*	MMA Offshore Ltd.	76,024	32,010
#	Monadelphous Group Ltd.	24,054	174,625
	Monash IVF Group Ltd.	164,283	128,573
	Money3 Corp. Ltd.	71,553	111,074
	MotorCycle Holdings Ltd.	5,493	9,231
	Mount Gibson Iron Ltd.	146,256	53,931
	Myer Holdings Ltd.	341,996	112,819
	MyState Ltd.	34,765	116,742
#*	Nanosonics Ltd.	7,701	25,621
	National Australia Bank Ltd.	231,851	5,007,172
	Navigator Global Investments Ltd.	51,840	55,761
	Netwealth Group Ltd.	32,908	298,967
	New Energy Solar	2,210	1,274
#	New Hope Corp. Ltd.	195,956	607,087
	Newcrest Mining Ltd.	111,114	1,496,599
*	NEXTDC Ltd.	44,481	370,284
	nib holdings Ltd.	157,246	804,166
	Nick Scali Ltd.	21,590	146,586
	Nickel Industries Ltd.	207,286	159,189
	Nine Entertainment Co. Holdings Ltd.	489,616	714,334
	Northern Star Resources Ltd.	246,130	1,352,639
	NRW Holdings Ltd.	233,457	319,597
	Nufarm Ltd.	108,559	395,356
	Objective Corp. Ltd.	3,211	34,480
*	OFX Group Ltd.	72,450	138,091
#	OM Holdings Ltd.	46,008	20,824
*	Omni Bridgeway Ltd.	56,330	163,441
#	oOh!media Ltd.	261,366	229,962
#*	Opthea Ltd.	11,933	10,742
	Orica Ltd.	28,057	332,538
	Origin Energy Ltd.	338,070	1,419,341
	Orora Ltd.	426,136	1,066,678
	OZ Minerals Ltd.	121,849	1,627,323
	Pacific Current Group Ltd.	15,421	81,971
*	Pacific Smiles Group Ltd.	7,482	9,155
	Pact Group Holdings Ltd.	71,659	101,934
#*	Paladin Energy Ltd.	239,593	125,312
*	Panoramic Resources Ltd.	449,671	62,228
	Paragon Care Ltd.	7,567	1,675
	Peet Ltd.	131,518	95,967
#	Pendal Group Ltd.	74,588	252,609
	PeopleIN Ltd.	5,537	13,236
	Pepper Money Ltd.	14,192	16,293
	Perenti Global Ltd.	298,302	120,341
#	Perpetual Ltd.	20,237	431,940
	Perseus Mining Ltd.	459,094	544,863
*	Pilbara Minerals Ltd.	23,287	45,916

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Pinnacle Investment Management Group Ltd.	1,376	$9,771
	Platinum Asset Management Ltd.	90,485	116,181
*	PolyNovo Ltd.	14,989	17,322
#	Praemium Ltd.	17,729	7,879
	Premier Investments Ltd.	23,678	352,179
#	Pro Medicus Ltd.	13,699	479,860
	Propel Funeral Partners Ltd.	5,838	19,165
	PSC Insurance Group Ltd.	7,415	22,802
#	PWR Holdings Ltd.	20,749	121,936
*	Qantas Airways Ltd.	42,032	135,441
	QBE Insurance Group Ltd.	185,516	1,500,031
	Qube Holdings Ltd.	310,211	603,401
	Ramelius Resources Ltd.	272,182	206,225
	Ramsay Health Care Ltd.	23,595	1,165,634
	REA Group Ltd.	5,612	495,115
*	ReadyTech Holdings Ltd.	4,593	10,406
	Reckon Ltd.	16,235	13,861
*	Red 5 Ltd.	269,896	50,059
	Reece Ltd.	18,541	200,249
#	Regis Healthcare Ltd.	48,428	73,504
#	Regis Resources Ltd.	324,294	401,787
*	Reject Shop Ltd.	13,887	41,970
	Reliance Worldwide Corp. Ltd.	137,396	429,275
#*	Resolute Mining Ltd.	380,087	74,680
*	Retail Food Group Ltd.	690,216	23,227
	Ridley Corp. Ltd.	99,459	117,904
	Rio Tinto Ltd.	48,819	3,382,402
*	RPMGlobal Holdings Ltd.	22,062	24,500
	Sandfire Resources Ltd.	294,279	949,683
	Santos Ltd.	396,621	2,061,787
	SEEK Ltd.	11,970	193,880
	Select Harvests Ltd.	36,814	118,967
	Servcorp Ltd.	11,131	24,570
*	Service Stream Ltd.	239,973	177,176
	Seven Group Holdings Ltd.	32,256	399,647
*	Seven West Media Ltd.	497,856	166,391
	SG Fleet Group Ltd.	29,150	53,551
	Shaver Shop Group Ltd.	23,611	17,271
*	Sierra Rutile Holdings, Ltd.	95,128	21,269
	Sigma Healthcare Ltd.	462,744	200,989
*	Silver Lake Resources Ltd.	306,707	310,113
	Sims Ltd.	69,596	723,729
	SmartGroup Corp. Ltd.	28,813	139,597
	Sonic Healthcare Ltd.	87,729	2,112,647
	South32 Ltd., ADR	6,889	93,622
	South32 Ltd.	551,079	1,502,029
	Southern Cross Media Group Ltd.	113,209	95,041
*††	Speedcast International Ltd.	165,938	0
	SRG Global Ltd.	103,215	50,535
	St Barbara Ltd.	264,017	208,167
*	Star Entertainment Grp Ltd.	310,025	671,716
	Steadfast Group Ltd.	229,578	860,697
#*	Strike Energy Ltd.	208,215	42,638
	Suncorp Group Ltd.	140,768	1,111,687
#	Sunland Group Ltd.	5,329	9,432
	Super Retail Group Ltd.	116,008	809,829
*	Superloop Ltd.	68,327	40,551
	Symbio Holdings Ltd.	9,158	25,742
*	Syrah Resources Ltd.	138,254	144,050

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings Ltd.	340,266	$237,363
	Tassal Group Ltd.	105,184	362,227
	Technology One Ltd.	87,429	725,422
	Telstra Corp. Ltd.	531,364	1,452,223
	Ten Sixty Four Ltd.	85,990	37,930
	TPG Telecom Ltd.	68,642	306,284
	Transurban Group	93,521	955,942
	Treasury Wine Estates Ltd.	98,265	847,048
*	Tuas Ltd.	91,124	98,811
	United Malt Grp Ltd.	123,108	317,930
Ω	Viva Energy Group Ltd.	259,641	487,754
#*	Webjet Ltd.	45,166	164,567
	Wesfarmers Ltd.	79,619	2,608,773
*	West African Resources Ltd.	262,510	244,391
	Westgold Resources Ltd.	118,366	108,028
	Westpac Banking Corp.	218,195	3,304,158
	Whitehaven Coal Ltd.	328,931	1,448,244
	WiseTech Global Ltd.	6,122	216,808
#	Woodside Energy Group Ltd., ADR	36,413	826,936
*	Woodside Energy Group Ltd.	166,970	3,771,626
	Woolworths Group Ltd.	85,461	2,248,400
	Worley Ltd.	84,833	856,160
*	Xero Ltd.	1,328	87,487
TOTAL AUSTRALIA			159,689,723
AUSTRIA — (0.3%)
	Addiko Bank AG	2,554	26,907
	Agrana Beteiligungs AG	5,588	92,665
	ANDRITZ AG	23,896	1,118,089
	AT&S Austria Technologie & Systemtechnik AG	15,848	791,833
Ω	BAWAG Group AG	13,971	645,038
#*	DO & Co. AG	430	35,927
	Erste Group Bank AG	47,727	1,210,007
	EVN AG	13,290	313,449
*	FACC AG	1,947	14,793
*	Flughafen Wien AG	1,332	44,773
	Immofinanz AG	12,053	0
	Lenzing AG	3,921	316,418
	Mayr Melnhof Karton AG	2,109	336,971
#	Oesterreichische Post AG	11,224	323,440
	OMV AG	30,893	1,315,731
	Palfinger AG	3,950	97,916
#	POLYTEC Holding AG	4,035	24,141
	Porr AG	2,886	35,853
	Raiffeisen Bank International AG	55,975	678,123
#	Rosenbauer International AG	582	19,953
	S IMMO AG	7,826	182,541
	Schoeller-Bleckmann Oilfield Equipment AG	1,651	94,403
#	Semperit AG Holding	1,666	33,782
	Strabag SE	7,579	313,748
	Telekom Austria AG	54,154	335,555
	UBM Development AG	1,357	46,754
	UNIQA Insurance Group AG	47,128	322,878
#	Verbund AG	1,450	159,450
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	427,874
	voestalpine AG	44,027	991,339
	Wienerberger AG	31,530	725,742

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	4,990	$35,655
TOTAL AUSTRIA			11,111,748
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,357,560
	Ageas SA	46,157	2,014,536
*	AGFA-Gevaert NV	67,716	245,005
	Anheuser-Busch InBev SA	69,892	3,743,960
	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	57,877
*	Argenx SE, ADR	202	73,570
*	Argenx SE	353	128,951
	Atenor	822	42,757
	Banque Nationale de Belgique	10	16,399
	Barco NV	4,025	105,460
	Bekaert SA	16,807	595,261
	bpost SA	33,088	207,658
#*	Cie d'Entreprises CFE	5,331	52,089
	Deceuninck NV	24,144	62,568
*	Deme Group NV	5,331	616,340
	D'ieteren Group	9,067	1,488,131
	Econocom Group SA/NV	51,414	174,912
#	Elia Group SA	8,698	1,320,458
	Etablissements Franz Colruyt NV	23,970	662,749
#*	Euronav NV	86,442	1,177,904
	EVS Broadcast Equipment SA	5,263	119,115
	Exmar NV	15,568	85,749
	Fagron	22,568	344,225
*	Galapagos NV	11,788	598,053
	Gimv NV	7,415	400,332
*	Greenyard NV	1,785	15,980
	Immobel SA	2,633	158,186
	Ion Beam Applications	5,024	87,930
	Jensen-Group NV	1,808	54,956
	KBC Group NV	29,676	1,554,339
*	Kinepolis Group NV	2,739	134,903
	Lotus Bakeries NV	112	637,160
	Melexis NV	6,483	556,260
#*	Ontex Group NV	27,188	177,758
*	Orange Belgium SA	18,129	349,083
	Picanol	846	61,419
	Proximus SADP	49,493	685,824
	Recticel SA	25,013	383,979
	Shurgard Self Storage SA	4,868	251,097
	Sipef NV	2,254	131,101
	Solvay SA	25,489	2,238,773
#	Telenet Group Holding NV	10,896	174,263
	TER Beke SA	245	24,701
*	Tessenderlo Group SA	13,271	415,923
	UCB SA	13,111	1,024,477
#	Umicore SA	37,139	1,345,262
	Van de Velde NV	1,633	61,437
	VGP NV	2,372	416,609
	Viohalco SA	4,480	15,629
TOTAL BELGIUM			26,648,668
BRAZIL — (1.3%)
*	3R Petroleum Oleo E Gas SA	25,000	164,376
	AES Brasil Energia SA	101,694	211,284

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Aliansce Sonae Shopping Centers SA	23,052	$75,161
*	Alliar Medicos A Frente SA	41,200	163,953
	Allied Tecnologia SA	5,200	10,573
	Alper Consultoria e Corretora de Seguros SA	2,800	14,070
	Alupar Investimento SA	39,538	208,231
	Ambev SA, ADR	79,200	223,344
	Ambev SA	25,303	73,012
	Americanas SA	63,981	173,119
*	Anima Holding SA	72,214	62,527
	Arezzo Industria e Comercio SA	3,635	55,606
	Atacadao SA	28,006	100,839
	Auren Energia SA	69,485	190,563
	B3 SA - Brasil Bolsa Balcao	188,341	403,684
	Banco Bradesco SA	98,197	274,620
	Banco BTG Pactual SA	52,318	227,812
	Banco do Brasil SA	89,350	621,155
	Banco Modal SA	6,100	10,587
	Banco Santander Brasil SA	32,700	178,791
	BB Seguridade Participacoes SA	51,140	286,533
	Bemobi Mobile Tech SA	9,714	24,238
*	BK Brasil Operacao e Assessoria a Restaurantes SA	75,208	90,411
	Boa Safra Sementes SA	4,000	8,295
	Boa Vista Servicos SA	13,600	14,141
	BR Malls Participacoes SA	149,240	228,730
	BR Properties SA	34,800	56,631
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	124,825
	Braskem SA, Sponsored ADR	3,700	52,688
*	BRF SA	219,955	678,472
	Caixa Seguridade Participacoes S/A	52,300	75,305
	Camil Alimentos SA	54,757	96,834
	CCR SA	426,387	1,070,479
	Centrais Eletricas Brasileiras SA	52,323	463,253
	Cia Brasileira de Distribuicao	38,160	120,289
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	413,746
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	59,133
	Cia de Saneamento de Minas Gerais-COPASA	50,202	116,431
	Cia de Saneamento do Parana	85,475	305,286
	Cia de Saneamento do Parana	50,100	34,084
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	29,478
	Cia Energetica de Minas Gerais	46,931	154,287
	Cia Paranaense de Energia	39,200	49,018
	Cia Paranaense de Energia, Sponsored ADR	4,800	31,584
	Cia Paranaense de Energia	7,400	49,299
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	81,498
	Cia Siderurgica Nacional SA	244,382	694,780
	Cielo SA	342,915	293,600
*	Cogna Educacao	558,156	243,797
*	Construtora Tenda SA	25,988	19,639
	Cosan SA	41,298	149,018
	CSU Cardsystem SA	19,900	54,460
	Cury Construtora e Incorporadora SA	18,100	28,405
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	279,707
	Dexco SA	122,824	231,448
	Diagnosticos da America SA	2,735	10,138
	Dimed SA Distribuidora da Medicamentos	12,500	26,526
	Direcional Engenharia SA	30,000	68,650
*	Dommo Energia SA	66,200	19,704
*	EcoRodovias Infraestrutura e Logistica SA	99,303	109,204
	EDP - Energias do Brasil SA	81,688	342,597

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	288,217	$654,520
*	Empreendimentos Pague Menos SA	23,600	20,480
	Enauta Participacoes SA	50,328	180,240
	Energisa SA	68,004	578,825
*	Eneva SA	155,221	456,294
	Engie Brasil Energia SA	20,282	173,730
	Equatorial Energia SA	275,487	1,320,970
	Eternit SA	11,000	24,045
	Even Construtora e Incorporadora SA	38,973	40,223
	Ez Tec Empreendimentos e Participacoes SA	40,156	131,005
	Fleury SA	58,942	184,204
	Fras-Le SA	16,258	37,298
*	Gafisa SA	57,300	13,621
	Gerdau SA, Sponsored ADR	122,036	576,010
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	8,175	7,142
Ω	GPS Participacoes e Empreendimentos SA	4,408	10,573
	Grendene SA	50,250	69,245
*	Grupo Mateus SA	47,510	39,392
	Grupo SBF SA	8,667	34,858
	Guararapes Confeccoes SA	34,800	50,175
Ω	Hapvida Participacoes e Investimentos SA	320,634	381,729
*	Hidrovias do Brasil SA	60,327	26,000
	Hypera SA	58,167	478,795
	Instituto Hermes Pardini SA	29,071	114,450
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	18,393
*	International Meal Co. Alimentacao SA, Class A	110,406	35,208
	Iochpe-Maxion SA	43,774	132,572
	Irani Papel e Embalagem SA	7,800	10,402
*	IRB Brasil Resseguros SA	121,133	44,716
	Itau Unibanco Holding SA	17,236	67,557
	Jalles Machado SA	14,000	19,779
	JBS SA	259,366	1,601,080
	JHSF Participacoes SA	105,559	116,288
	JSL SA	2,209	2,173
	Kepler Weber SA	23,400	92,440
	Klabin SA	158,286	609,698
	Lavvi Empreendimentos Imobiliarios Ltda	10,500	9,863
	Light SA	77,900	80,548
	Localiza Rent a Car SA	80,593	897,352
*Ω	Locaweb Servicos de Internet SA	35,700	46,711
	LOG Commercial Properties e Participacoes SA	12,594	50,921
*	Log-in Logistica Intermodal SA	12,494	78,478
	Lojas Quero Quero SA	17,800	20,916
	Lojas Renner SA	72,561	354,664
	M Dias Branco SA	19,158	115,338
*	Magazine Luiza SA	54,154	27,003
	Mahle-Metal Leve SA	8,968	41,771
	Marcopolo SA	64,000	26,470
	Marfrig Global Foods SA	107,292	273,720
*	Marisa Lojas SA	35,148	14,877
	Melnick Even Desenvolvimento Imobiliario SA	15,200	11,633
	Mills Estruturas e Servicos de Engenharia SA	64,273	95,650
	Minerva SA	79,271	200,702
*	Moura Dubeux Engenharia SA	17,100	17,516
	Movida Participacoes SA	37,407	91,817
	MRV Engenharia e Participacoes SA	116,035	205,423
	Multiplan Empreendimentos Imobiliarios SA	50,700	233,212
	Natura & Co. Holding SA	191,092	575,407
	Odontoprev SA	121,301	232,329

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Omega Energia SA	23,537	$55,997
*	Orizon Valorizacao de Residuos SA	3,500	19,130
*	Petro Rio SA	191,268	895,327
	Petroleo Brasileiro SA, Sponsored ADR	42,200	554,086
	Petroleo Brasileiro SA, Sponsored ADR	31,500	449,820
	Petroleo Brasileiro SA	699,723	4,998,311
	Porto Seguro SA	112,686	401,167
	Portobello SA	21,637	35,922
	Positivo Tecnologia SA	15,800	20,948
	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	16,116
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	109,618
	Raia Drogasil SA	157,866	640,117
	Romi SA	21,116	54,523
	Rumo SA	167,614	568,205
	Santos Brasil Participacoes SA	34,681	43,702
	Sao Carlos Empreendimentos e Participacoes SA	9,300	45,600
	Sao Martinho SA	82,184	556,407
#	Sendas Distribuidora SA, ADR	3,044	46,330
	Sendas Distribuidora SA	162,515	497,838
Ω	Ser Educacional SA	27,270	31,043
	SIMPAR SA	44,700	89,243
	Sinqia SA	12,443	41,652
	SLC Agricola SA	41,462	353,386
#*	StoneCo Ltd., Class A	37	352
	Sul America SA	144,569	656,891
	Suzano SA	94,065	877,911
#	Suzano SA, Sponsored ADR	1,917	17,925
	Tegma Gestao Logistica SA	7,318	18,896
	Telefonica Brasil SA	28,570	246,269
#	Telefonica Brasil SA, ADR	3,300	28,644
	Terra Santa Propriedades Agricolas SA	22,933	125,302
	TIM SA	241,221	586,957
	TOTVS SA	50,973	259,786
	Transmissora Alianca de Energia Eletrica SA	65,432	511,660
	Trisul SA	36,232	26,610
	Tupy SA	38,083	167,594
	Ultrapar Participacoes SA	137,606	337,493
	Unipar Carbocloro SA	7,827	123,136
	Usinas Siderurgicas de Minas Gerais SA Usiminas	37,569	60,484
	Vale SA	558,139	7,524,051
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	32,332	65,863
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,832	46,871
*	Via SA	84,583	39,234
	Vibra Energia SA	305,681	983,666
	Vivara Participacoes SA	2,600	11,151
	Vulcabras Azaleia SA	46,000	101,973
	WEG SA	40,068	217,141
	Wiz Solucoes e Corretagem de Seguros SA	15,100	21,654
	YDUQS Participacoes SA	61,154	156,605
TOTAL BRAZIL			46,525,006
CANADA — (7.8%)
#*	5N Plus, Inc.	22,100	30,892
#	Absolute Software Corp.	11,062	102,020
	Acadian Timber Corp.	4,133	54,868
*	Aclara Resources, Inc.	13,396	2,929
*	Advantage Energy Ltd.	83,829	720,751
	Aecon Group, Inc.	32,656	283,067

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Africa Oil Corp.	64,590	$119,541
	AG Growth International, Inc.	3,496	92,632
	AGF Management Ltd., Class B	30,300	147,886
	Agnico Eagle Mines Ltd.	82,836	3,561,621
*	Aimia, Inc.	28,292	102,294
#*	Air Canada	21,843	296,630
#	AirBoss of America Corp.	9,083	114,482
#	Alamos Gold, Inc.,Class A	160,333	1,266,576
*	Alexco Resource Corp.	15,300	7,766
	Algoma Central Corp.	1,200	14,806
#	Algonquin Power & Utilities Corp.	27,618	386,270
	Alimentation Couche-Tard, Inc.	71,248	3,183,084
	AltaGas Ltd.	83,860	1,868,358
	Altius Minerals Corp.	8,140	116,263
#	Altus Group Ltd.	4,925	202,184
*	Americas Gold & Silver Corp.	3,200	1,849
	Amerigo Resources Ltd.	65,100	66,089
	Andlauer Healthcare Group, Inc.	1,771	68,127
	Andrew Peller Ltd., Class A	10,400	47,105
#	ARC Resources Ltd.	261,509	3,667,729
*	Argonaut Gold, Inc.	83,845	31,101
*	Aritzia, Inc.	29,744	938,392
	Atco Ltd., Class I	13,642	504,218
*	Athabasca Oil Corp.	187,300	353,962
*	ATS Automation Tooling Systems, Inc.	16,991	538,038
#*,*	Aurora Cannabis, Inc.	10,234	14,449
*	AutoCanada, Inc.	10,001	202,433
	B2Gold Corp.	547,268	1,914,615
#	Badger Infrastructure Solutions Ltd.	12,872	308,896
	Bank of Montreal	69,809	7,031,162
	Bank of Nova Scotia	94,722	5,773,306
#	Barrick Gold Corp.	133,312	2,120,850
*	Bausch Health Cos., Inc.	33,499	154,396
*	Baytex Energy Corp.	24,499	131,626
#	BCE, Inc.	6,744	340,753
	Birchcliff Energy Ltd.	116,115	892,251
	Bird Construction, Inc.	14,234	80,924
	Black Diamond Group Ltd.	21,800	64,010
*	BlackBerry Ltd.	50,409	309,064
	BMTC Group, Inc.	1,900	21,143
#*	Bombardier, Inc., Class A	505	8,846
*	Bombardier, Inc., Class B	13,012	217,552
*	Bonterra Energy Corp.	12,185	91,824
	Boralex, Inc., Class A	19,162	695,222
#	Boyd Group Services, Inc.	3,474	436,776
	Bridgemarq Real Estate Services	1,900	19,778
	Brookfield Asset Management Reinsurance Partners Ltd., Class A	92	4,568
	Brookfield Asset Management, Inc., Class A	13,319	661,313
#	Brookfield Infrastructure Corp., Class A	21,253	973,092
#	BRP, Inc.	7,518	571,827
#*	CAE, Inc.	14,078	372,571
	Calian Group Ltd.	1,200	64,660
#	Cameco Corp.	23,019	593,151
	Canaccord Genuity Group, Inc.	23,651	183,771
#	Canacol Energy Ltd.	54,484	104,666
#*,*	Canada Goose Holdings, Inc.	13,227	259,203
	Canadian Imperial Bank of Commerce	106,440	5,384,784
	Canadian National Railway Co.	52,848	6,694,828
	Canadian Natural Resources Ltd.	153,872	8,493,757

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Pacific Railway Ltd.	16,832	$1,327,540
	Canadian Tire Corp. Ltd., Class A	16,359	2,101,612
#	Canadian Utilities Ltd., Class A	14,739	477,085
	Canadian Utilities Ltd., Class B	900	29,185
	Canadian Western Bank	35,424	715,645
*	Canfor Corp.	34,557	735,370
#*	Canfor Pulp Products, Inc.	14,588	63,795
#*	Canopy Growth Corp.	8,400	22,237
#	Capital Power Corp.	27,586	1,062,897
*	Capstone Mining Corp.	147,815	333,595
	Cardinal Energy Ltd.	41,298	299,927
#	Cargojet, Inc.	1,100	127,485
#	Cascades, Inc.	50,702	388,020
	CCL Industries, Inc., Class B	35,271	1,771,882
*	Celestica, Inc.	40,320	424,854
	Cenovus Energy, Inc.	255,870	4,877,268
	Centerra Gold, Inc.	102,168	635,882
	CES Energy Solutions Corp.	82,567	171,511
*	CGI, Inc.	35,586	3,050,983
	Chesswood Group Ltd.	4,500	40,764
	CI Financial Corp.	62,496	720,347
#	Cogeco Communications, Inc.	8,612	557,455
	Cogeco, Inc.	6,307	336,098
	Colliers International Group, Inc.	3,329	416,025
	Computer Modelling Group Ltd.	29,984	116,606
	Constellation Software, Inc.	1,541	2,621,415
*	Converge Technology Solutions Corp.	4,200	19,482
*	Copper Mountain Mining Corp.	54,534	68,990
	Corby Spirit & Wine Ltd.	3,900	53,297
#	Corus Entertainment, Inc., Class B	89,165	261,810
#	Crescent Point Energy Corp.	178,958	1,415,947
*	Crew Energy, Inc.	63,989	279,832
#*	Denison Mines Corp.	90,674	108,337
*	Descartes Systems Group, Inc.	2,799	193,243
	Dexterra Group, Inc.	13,416	65,898
#*	DIRTT Environmental Solutions	6,900	6,951
	Dollarama, Inc.	31,000	1,878,810
#	Doman Building Materials Group Ltd.	31,012	162,985
	Dorel Industries, Inc., Class B	11,212	61,552
	DREAM Unlimited Corp., Class A	13,700	353,051
	Dundee Precious Metals, Inc.	70,644	341,483
	ECN Capital Corp.	110,542	516,217
	E-L Financial Corp. Ltd.	400	251,454
*	Eldorado Gold Corp.	74,926	460,527
	Element Fleet Management Corp.	215,383	2,472,477
#	Emera, Inc.	21,500	1,019,300
#	Empire Co. Ltd., Class A	29,805	904,473
	Enbridge, Inc.	91,757	4,122,001
#	Endeavour Mining PLC	64,658	1,275,436
*	Endeavour Silver Corp.	14,200	51,896
#	Enerflex Ltd.	41,584	191,594
*	Energy Fuels, Inc.	30,000	201,242
#	Enerplus Corp.	100,929	1,408,458
	Enghouse Systems Ltd.	14,122	361,721
*	Ensign Energy Services, Inc.	47,242	127,277
	EQB, Inc.	10,680	463,630
*	Equinox Gold Corp.	43,970	196,324
*	ERO Copper Corp.	15,478	153,142
	Evertz Technologies Ltd.	9,000	102,261

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Exchange Income Corp.	7,900	$289,213
	Exco Technologies Ltd.	11,598	79,159
	Extendicare, Inc.	32,374	190,621
	Fairfax Financial Holdings Ltd.	5,855	3,153,941
#	Fiera Capital Corp.	20,500	145,840
	Finning International, Inc.	56,844	1,242,928
	Firm Capital Mortgage Investment Corp.	12,344	118,374
#	First Majestic Silver Corp.	44,202	338,596
#	First National Financial Corp.	5,700	166,831
	First Quantum Minerals Ltd.	75,504	1,379,715
	FirstService Corp.	10,637	1,423,607
*	Fission Uranium Corp.	126,692	74,202
#	Fortis, Inc.	28,329	1,338,270
*	Fortuna Silver Mines, Inc.	83,472	239,227
#	Franco-Nevada Corp.	2,794	357,576
#	Freehold Royalties Ltd.	38,798	439,926
*	Frontera Energy Corp.	5,281	51,756
#*	Galiano Gold, Inc.	42,200	17,795
	Gamehost, Inc.	14,487	94,691
*	GDI Integrated Facility Services, Inc.	2,443	95,408
	Gear Energy Ltd.	22,923	24,345
	George Weston Ltd.	14,524	1,733,512
#	GFL Environmental, Inc.	9,400	259,910
	Gibson Energy, Inc.	56,959	1,170,716
	Gildan Activewear, Inc.	45,363	1,330,039
	goeasy Ltd.	6,000	524,587
*	GoGold Resources, Inc.	26,800	44,787
#*	GoldMoney, Inc.	5,600	6,866
*	Gran Tierra Energy, Inc.	171,137	227,194
	Great-West Lifeco, Inc.	29,226	710,252
	Guardian Capital Group Ltd., Class A	8,800	202,588
*	H2O Innovation, Inc.	6,400	9,746
#	Hardwoods Distribution, Inc.	800	20,866
#*	Headwater Exploration, Inc.	6,200	30,067
*	Heroux-Devtek, Inc.	10,900	121,381
	High Liner Foods, Inc.	9,675	90,286
#	HLS Therapeutics, Inc.	2,000	20,148
	Home Capital Group, Inc.	19,041	388,686
	Hudbay Minerals, Inc.	106,008	408,121
#Ω	Hydro One Ltd.	27,371	764,135
*	i-80 Gold Corp.	31,818	60,379
	iA Financial Corp., Inc.	36,578	2,012,640
#*	IAMGOLD Corp.	194,387	320,297
*	IBI Group, Inc.	7,400	111,357
	IGM Financial, Inc.	17,103	496,575
*	Imperial Metals Corp.	21,384	46,256
#	Imperial Oil Ltd.	35,180	1,686,824
	Information Services Corp.	4,900	76,568
	Innergex Renewable Energy, Inc.	25,029	376,061
#	Intact Financial Corp.	14,886	2,215,666
*	Interfor Corp.	29,764	734,948
#*	Invesque, Inc.	10,197	12,746
*	Ivanhoe Mines Ltd., Class A	57,041	354,571
Ω	Jamieson Wellness, Inc.	8,711	253,055
*	Karora Resources, Inc.	3,454	9,036
	K-Bro Linen, Inc.	1,900	48,414
*	Kelt Exploration Ltd.	71,264	382,879
	Keyera Corp.	49,448	1,281,620
*	Kinaxis, Inc.	138	16,497

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp.	445,385	$1,526,875
*	Knight Therapeutics, Inc.	46,627	210,824
#	KP Tissue, Inc.	2,889	23,508
#	Labrador Iron Ore Royalty Corp.	20,388	450,572
#*	Largo, Inc.	4,970	37,841
#	Lassonde Industries, Inc., Class A	700	66,143
#	Laurentian Bank of Canada	19,430	634,087
	Leon's Furniture Ltd.	10,815	141,041
	LifeWorks, Inc.	16,211	399,784
#*	Lightspeed Commerce, Inc.	9,700	208,065
	Linamar Corp.	30,132	1,373,711
	Loblaw Cos. Ltd.	20,700	1,884,346
	Logistec Corp., Class B	400	13,079
*	Lucara Diamond Corp.	157,133	79,760
#*	Lundin Gold, Inc.	13,500	90,137
	Lundin Mining Corp.	241,406	1,361,096
	Magellan Aerospace Corp.	7,228	41,035
	Magna International, Inc.	92,780	5,924,862
*	Mainstreet Equity Corp.	1,200	120,445
*	Major Drilling Group International, Inc.	36,771	275,377
	Manulife Financial Corp.	131,840	2,414,651
	Maple Leaf Foods, Inc.	28,600	606,819
*	Marathon Gold Corp.	25,300	34,180
#	Martinrea International, Inc.	58,998	430,316
	Maverix Metals, Inc.	9,743	41,408
	Medical Facilities Corp.	18,722	144,010
*	MEG Energy Corp.	119,337	1,642,975
	Melcor Developments Ltd.	900	9,889
	Methanex Corp.	23,553	876,181
	Metro, Inc.	24,325	1,346,977
	Morguard Corp.	1,200	103,605
#	MTY Food Group, Inc.	1,360	61,325
#	Mullen Group Ltd.	46,713	532,591
	National Bank of Canada	66,531	4,668,158
	Neo Performance Materials, Inc.	2,000	22,725
*	New Gold, Inc.	258,942	212,322
#	NFI Group, Inc.	9,211	99,192
	North American Construction Group Ltd.	19,257	215,044
	North West Co., Inc.	18,436	496,406
	Northland Power, Inc.	58,810	1,927,956
	Nutrien Ltd.	63,563	5,444,404
*	NuVista Energy Ltd.	62,611	556,901
*	OceanaGold Corp.	290,546	528,657
	Onex Corp.	22,853	1,221,397
	Open Text Corp.	36,910	1,509,719
#*,*	Organigram Holdings, Inc.	21,802	23,413
#	Osisko Gold Royalties Ltd.	35,263	369,276
#*	Osisko Mining, Inc.	53,875	119,484
#	Pan American Silver Corp.	50,999	1,037,666
	Paramount Resources Ltd., Class A	29,332	728,626
	Parex Resources, Inc.	69,096	1,286,360
	Park Lawn Corp.	5,530	148,771
#	Parkland Corp.	54,850	1,538,995
	Pason Systems, Inc.	16,655	200,034
*	Patriot One Technologies, Inc.	23,000	8,352
	Pembina Pipeline Corp.	35,546	1,357,104
*	Perpetua Resources Corp.	5,688	15,699
#	Peyto Exploration & Development Corp.	70,023	787,420
	PHX Energy Services Corp.	16,900	77,601

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pine Cliff Energy Ltd.	37,500	$53,883
#	Pizza Pizza Royalty Corp.	11,300	119,040
	Polaris Renewable Energy, Inc.	7,100	123,365
	Pollard Banknote Ltd.	3,783	65,288
#	PrairieSky Royalty Ltd.	74,675	1,095,735
*	Precision Drilling Corp.	6,009	409,559
#	Premium Brands Holdings Corp.	8,728	701,280
	Primo Water Corp.	48,843	645,266
#	Quarterhill, Inc.	54,482	90,623
	Quebecor, Inc., Class B	32,277	717,099
#*	Real Matters, Inc.	10,018	46,000
#*	Recipe Unlimited Corp.	3,272	34,060
	Restaurant Brands International, Inc.	31,229	1,674,182
#*	RF Capital Group, Inc.	1,520	16,089
	Richelieu Hardware Ltd.	15,300	462,985
	Ritchie Bros Auctioneers, Inc.	19,289	1,390,195
	Rogers Communications, Inc.,Class B	43,223	1,986,748
#	Rogers Sugar, Inc.	38,387	193,951
#	Royal Bank of Canada	206,384	20,123,958
	Russel Metals, Inc.	21,780	468,069
*	Sabina Gold & Silver Corp.	83,900	77,967
#	Sandstorm Gold Ltd.	32,228	191,775
#	Saputo, Inc.	26,944	665,526
#	Savaria Corp.	4,000	42,451
*	Seabridge Gold, Inc.	5,728	78,592
	Secure Energy Services, Inc.	66,658	334,188
	Shaw Communications, Inc.,Class B	94,897	2,565,963
*	ShawCor Ltd.	32,243	146,542
*	Shopify, Inc., Class A	6,850	238,586
#	Sienna Senior Living, Inc.	21,296	225,840
*	Sierra Wireless, Inc.	12,931	321,832
Ω	Sleep Country Canada Holdings, Inc.	15,500	346,664
#	SNC-Lavalin Group, Inc.	42,949	802,936
	SNDL, Inc.	5,618	12,640
*Ω	Spin Master Corp.	10,205	380,371
	Sprott, Inc.	1,989	75,270
#	SSR Mining, Inc.	93,055	1,534,021
	Stantec, Inc.	18,296	903,478
#	Stelco Holdings, Inc.	8,325	234,950
	Stella-Jones, Inc.	15,785	468,539
*Ω	STEP Energy Services Ltd.	5,700	21,855
	Sun Life Financial, Inc.	49,847	2,314,895
	Suncor Energy, Inc.	194,638	6,605,966
#*	SunOpta, Inc.	11,062	97,701
#	Superior Plus Corp.	37,448	338,349
	Surge Energy, Inc.	8,572	68,014
	Tamarack Valley Energy Ltd.	101,513	352,765
#*	Taseko Mines Ltd.	90,127	99,238
#	TC Energy Corp.	21,102	1,125,108
	Teck Resources Ltd., Class A	300	9,301
	Teck Resources Ltd.,Class B	130,832	3,845,584
	TELUS Corp.	7,002	161,196
*	TeraGo, Inc.	1,400	4,614
#	TFI International, Inc.	23,652	2,362,495
	Thomson Reuters Corp.	8,859	994,689
	Tidewater Midstream & Infrastructure Ltd.	119,343	115,564
	Timbercreek Financial Corp.	29,944	195,722
	TMX Group Ltd.	7,575	777,228
*	Torex Gold Resources, Inc.	36,072	274,649

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Toromont Industries Ltd.	21,373	$1,800,069
	Toronto-Dominion Bank	98,869	6,423,389
	Total Energy Services, Inc.	20,525	123,578
#*	Touchstone Exploration, Inc.	17,050	12,383
#	Tourmaline Oil Corp.	108,339	6,787,738
	TransAlta Corp.	157,357	1,801,455
	TransAlta Renewables, Inc.	24,408	340,803
#	Transcontinental, Inc., Class A	48,608	616,449
#	TransGlobe Energy Corp.	14,300	55,186
*	Trican Well Service Ltd.	112,926	334,223
	Tricon Residential, Inc.	43,547	473,370
*	Trisura Group Ltd.	4,040	112,772
*	Turquoise Hill Resources Ltd.	33,991	888,766
*	Uni-Select, Inc.	11,713	338,342
	Vermilion Energy, Inc.	58,946	1,524,185
	VersaBank	2,000	14,712
*	Viemed Healthcare, Inc.	2,028	15,920
*	Village Farms International, Inc.	3,103	9,309
	Wajax Corp.	14,444	235,517
	Waste Connections, Inc.	5,901	786,732
#*	Wesdome Gold Mines Ltd.	50,400	405,388
	West Fraser Timber Co. Ltd.	27,678	2,591,440
	Western Forest Products, Inc.	171,285	199,301
#	Westshore Terminals Investment Corp.	19,732	522,828
#	Wheaton Precious Metals Corp.	14,399	493,886
	Whitecap Resources, Inc.	222,473	1,700,837
#*	WildBrain Ltd.	32,791	59,920
#	Winpak Ltd.	10,327	374,112
	WSP Global, Inc.	8,656	1,044,357
	Yamana Gold, Inc.	352,832	1,686,256
*	Yangarra Resources Ltd.	39,182	90,875
	Yellow Pages Ltd.	7,290	71,730
TOTAL CANADA			276,357,939
CHILE — (0.1%)
	Aguas Andinas SA, Class A	419,596	84,632
	Banco de Chile	213,351	20,244
	Banco de Chile, ADR	4,715	89,299
	Banco de Credito e Inversiones SA	5,499	165,916
	Banco Santander Chile, ADR	4,829	75,526
	Banco Santander Chile	2,665,580	105,576
	Besalco SA	160,822	46,078
	CAP SA	23,985	219,498
	Cencosud SA	305,318	417,097
	Cencosud Shopping SA	53,838	58,251
	Cia Cervecerias Unidas SA	16,451	94,934
	Cia Sud Americana de Vapores SA	4,135,539	447,470
	Colbun SA	1,402,643	119,141
	Embotelladora Andina SA, ADR, Class B	2,841	32,501
	Empresa Nacional de Telecomunicaciones SA	62,609	207,045
	Empresas CMPC SA	238,688	405,539
	Empresas COPEC SA	25,530	209,090
	Enel Americas SA	1,224,078	123,888
	Enel Chile SA	1,250,267	35,797
	Engie Energia Chile SA	105,813	47,910
	Falabella SA	43,739	97,564
	Forus SA	8,525	10,378
	Grupo Security SA	553,553	80,167
	Hortifrut SA	23,722	21,337

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	206,127	$90,356
	Inversiones La Construccion SA	13,361	40,049
	Itau CorpBanca Chile SA	40,249,941	86,968
	Itau CorpBanca Chile SA, ADR	1,709	5,512
	Multiexport Foods SA	25,298	9,545
	Parque Arauco SA	94,350	79,681
	PAZ Corp. SA	29,524	8,375
	Plaza SA	38,168	32,573
	Ripley Corp. SA	328,431	49,019
	Salfacorp SA	149,065	41,158
	Sigdo Koppers SA	12,552	12,272
	SMU SA	485,880	49,607
	Sociedad Matriz SAAM SA	1,580,635	99,073
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,175	705,805
	SONDA SA	190,611	62,613
	Vina Concha y Toro SA	73,365	98,686
TOTAL CHILE			4,686,170
CHINA — (8.6%)
*	21Vianet Group, Inc., ADR	32,709	168,778
	360 DigiTech, Inc., ADR	29,424	427,236
	360 Security Technology, Inc., Class A	59,000	64,760
*	361 Degrees International Ltd.	364,000	181,190
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	37,100	107,849
Ω	3SBio, Inc.	439,500	292,543
	5I5J Holding Group Co. Ltd., Class A	67,400	26,446
#	AAC Technologies Holdings, Inc.	282,000	546,750
Ω	AAG Energy Holdings Ltd.	70,000	13,069
	Accelink Technologies Co. Ltd., Class A	10,710	28,324
	ADAMA Ltd., Class A	18,100	29,134
	Addsino Co. Ltd., Class A	23,600	40,045
	Advanced Technology & Materials Co. Ltd., Class A	24,500	34,242
	AECC Aero-Engine Control Co. Ltd., Class A	13,600	55,161
	AECC Aviation Power Co. Ltd., Class A	10,300	76,190
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	17,000	24,222
	Agile Group Holdings Ltd.	954,000	312,605
#*	Agora, Inc., ADR	8,389	41,190
	Agricultural Bank of China Ltd., Class H	3,201,000	1,055,760
	Aier Eye Hospital Group Co. Ltd., Class A	16,659	75,292
*	Air China Ltd., Class H	280,000	219,768
	Aisino Corp., Class A	40,611	64,658
	Ajisen China Holdings Ltd.	255,000	27,942
Ω	Ak Medical Holdings Ltd.	90,000	70,094
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	3,934,425
*	Alibaba Group Holding Ltd.	250,000	2,810,867
*	Alibaba Health Information Technology Ltd.	222,000	133,311
*	Alibaba Pictures Group Ltd.	4,510,000	384,825
Ω	A-Living Smart City Services Co. Ltd.	222,500	271,397
	All Winner Technology Co. Ltd., Class A	7,600	28,349
	Allmed Medical Products Co. Ltd., Class A	9,000	18,481
*	Alpha Group, Class A	43,800	30,688
	Aluminum Corp. of China Ltd., Class H	1,254,000	459,280
*	Amlogic Shanghai Co. Ltd., Class A	1,156	14,532
	Amoy Diagnostics Co. Ltd., Class A	6,120	27,236
	Angang Steel Co. Ltd., Class H	696,800	230,930
	Angel Yeast Co. Ltd., Class A	8,672	57,189
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	47,358
	Anhui Conch Cement Co. Ltd., Class H	352,500	1,394,729
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	56,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Expressway Co. Ltd., Class H	114,000	$86,723
	Anhui Guangxin Agrochemical Co. Ltd., Class A	19,740	77,455
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	32,450
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,740	56,703
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	42,426
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	63,276
	Anhui Korrun Co. Ltd., Class A	2,300	4,748
	Anhui Kouzi Distillery Co. Ltd., Class A	6,400	47,627
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	21,220
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	14,486
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	10,000	15,828
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	57,021
	Anhui Xinhua Media Co. Ltd., Class A	19,800	14,149
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	56,727
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	80,679
††	Animal Health Holdings, Inc.	42,000	502
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	730	22,875
	Anjoy Foods Group Co. Ltd., Class A	2,600	56,757
	Anker Innovations Technology Co. Ltd., Class A	2,100	22,963
	ANTA Sports Products Ltd.	169,000	1,860,834
*Ω	Antengene Corp. Ltd.	37,000	24,509
#*	Anton Oilfield Services Group	980,000	53,186
	Aoshikang Technology Co. Ltd., Class A	9,200	39,184
*††	Aowei Holdings Ltd.	114,000	2,887
*††	Aoyuan Healthy Life Group Co. Ltd.	14,000	2,488
	Apeloa Pharmaceutical Co. Ltd., Class A	16,800	48,116
	APT Satellite Holdings Ltd.	134,750	35,865
*Ω	Ascletis Pharma, Inc.	139,000	59,498
	Asia Cement China Holdings Corp.	255,500	126,362
Ω	AsiaInfo Technologies Ltd.	56,000	89,315
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,120	27,433
	Autel Intelligent Technology Corp. Ltd., Class A	6,695	36,329
	Autobio Diagnostics Co. Ltd., Class A	10,420	70,864
	Avary Holding Shenzhen Co. Ltd., Class A	18,000	82,286
	AVIC Electromechanical Systems Co. Ltd., Class A	37,700	66,226
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	52,857
	AviChina Industry & Technology Co. Ltd., Class H	779,000	415,632
	AVICOPTER PLC, Class A	4,300	27,955
	Bafang Electric Suzhou Co. Ltd., Class A	2,000	52,020
Ω	BAIC Motor Corp. Ltd., Class H	710,500	191,201
*	Baidu, Inc., Sponsored ADR	20,569	2,809,108
*	Baidu, Inc., Class A	23,850	412,233
Ω	BAIOO Family Interactive Ltd.	416,000	26,417
	Bank of Beijing Co. Ltd., Class A	130,000	80,527
	Bank of Changsha Co. Ltd., Class A	60,500	66,518
	Bank of Chengdu Co. Ltd., Class A	68,000	155,701
	Bank of China Ltd., Class H	6,545,000	2,327,305
	Bank of Chongqing Co. Ltd., Class H	235,000	123,797
	Bank of Communications Co. Ltd., Class H	1,439,000	856,512
	Bank of Guiyang Co. Ltd., Class A	89,300	74,281
	Bank of Hangzhou Co. Ltd., Class A	60,000	127,492
	Bank of Jiangsu Co. Ltd., Class A	192,400	205,909
	Bank of Nanjing Co. Ltd., Class A	130,100	199,789
	Bank of Ningbo Co. Ltd., Class A	74,470	345,543
	Bank of Shanghai Co. Ltd., Class A	89,793	79,507
	Bank of Suzhou Co. Ltd., Class A	109,074	103,884
*	Bank of Tianjin Co. Ltd., Class H	42,500	11,246
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	189,969	33,355
	Baoshan Iron & Steel Co. Ltd., Class A	187,800	158,419

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	$31,521
*	Baoye Group Co. Ltd., Class H	78,000	39,500
*	Baozun, Inc., Sponsored ADR	10,967	95,413
*	Baozun, Inc., Class A	21,700	64,096
	BBMG Corp., Class H	767,000	106,584
	Bear Electric Appliance Co. Ltd., Class A	2,000	16,630
	Befar Group Co. Ltd., Class A	48,200	41,146
	Beibuwan Port Co. Ltd., Class A	26,100	30,427
*	BeiGene Ltd.	24,200	311,294
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	10,600	14,190
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	53,981
	Beijing Capital Development Co. Ltd., Class A	50,627	33,488
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	73,355
*	Beijing Capital International Airport Co. Ltd., Class H	786,000	462,053
	Beijing Career International Co. Ltd., Class A	1,700	10,853
	Beijing Certificate Authority Co. Ltd., Class A	4,950	18,223
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	22,500	35,091
	Beijing Ctrowell Technology Corp. Ltd., Class A	13,800	18,581
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	43,776
	Beijing Dahao Technology Corp. Ltd., Class A	9,200	29,341
	Beijing Easpring Material Technology Co. Ltd., Class A	3,600	51,359
	Beijing E-Hualu Information Technology Co. Ltd., Class A	6,300	16,364
#*	Beijing Energy International Holding Co. Ltd.	1,960,000	57,688
	Beijing Enlight Media Co. Ltd., Class A	24,998	31,047
*	Beijing Enterprises Clean Energy Group Ltd.	9,445,714	96,274
	Beijing Enterprises Holdings Ltd.	196,000	628,176
	Beijing Enterprises Water Group Ltd.	1,844,000	559,065
*††	Beijing Gas Blue Sky Holdings Ltd.	2,136,000	16,871
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	16,068	31,169
	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	43,572
*	Beijing Health Holdings Ltd.	1,836,000	18,779
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	516	24,351
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	57,036
	Beijing Jingneng Clean Energy Co. Ltd., Class H	466,000	93,865
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	7,315
	Beijing Kingsoft Office Software, Inc., Class A	641	16,682
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	2,500	9,661
	Beijing New Building Materials PLC, Class A	31,575	135,002
	Beijing North Star Co. Ltd., Class H	286,000	34,961
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	23,584
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	37,482
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	97,313
	Beijing Originwater Technology Co. Ltd., Class A	77,800	64,308
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	16,586
	Beijing Roborock Technology Co. Ltd., Class A	802	38,829
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	7,500	21,956
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,800	19,833
	Beijing Shiji Information Technology Co. Ltd., Class A	18,620	39,365
	Beijing Shougang Co. Ltd., Class A	79,700	50,089
	Beijing Shunxin Agriculture Co. Ltd., Class A	11,200	39,081
	Beijing Sinnet Technology Co. Ltd., Class A	35,300	50,364
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	35,278
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	22,136
	Beijing SuperMap Software Co. Ltd., Class A	6,600	18,352
*	Beijing Thunisoft Corp. Ltd., Class A	19,159	20,320
	Beijing Tiantan Biological Products Corp. Ltd., Class A	15,480	46,023
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	69,000	88,983
	Beijing Tongrentang Co. Ltd., Class A	12,346	86,389

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	$13,821
	Beijing United Information Technology Co. Ltd., Class A	2,755	37,586
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	21,690
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	20,867
	Beijing Yanjing Brewery Co. Ltd., Class A	70,400	86,750
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	2,000	35,370
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	59,877
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	98,769
	Beken Corp., Class A	4,600	21,893
*	Berry Genomics Co. Ltd., Class A	6,400	12,522
	Best Pacific International Holdings Ltd., Class H	180,000	39,511
	Bestsun Energy Co. Ltd., Class A	42,700	30,253
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,000	63,184
	Better Life Commercial Chain Share Co. Ltd., Class A	22,300	20,802
	BGI Genomics Co. Ltd., Class A	3,300	30,391
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	37,189
	BII Railway Transportation Technology Holdings Co. Ltd.	104,000	4,821
*	Bilibili, Inc., Class Z	18,240	445,844
	Binjiang Service Group Co. Ltd.	23,500	66,203
	Black Peony Group Co. Ltd., Class A	20,300	23,437
*	Blue Sail Medical Co. Ltd., Class A	35,300	45,883
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	57,800	51,153
	BOC International China Co. Ltd., Class A	28,400	53,245
	BOE Technology Group Co. Ltd., Class A	354,900	205,093
	BOE Varitronix Ltd.	118,000	274,334
*	Bohai Leasing Co. Ltd., Class A	144,400	46,281
	Bosideng International Holdings Ltd.	930,000	542,793
	Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	41,720
	Bright Dairy & Food Co. Ltd., Class A	22,800	40,964
	Bright Real Estate Group Co. Ltd., Class A	44,700	15,470
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	11,851
*††	Brilliance China Automotive Holdings Ltd.	1,032,000	181,890
	B-Soft Co. Ltd., Class A	20,455	21,143
	BTG Hotels Group Co. Ltd., Class A	21,200	65,842
#*	Burning Rock Biotech Ltd., ADR	6,849	21,848
	BYD Co. Ltd., Class H	36,000	1,317,095
	BYD Electronic International Co. Ltd.	347,000	891,511
	By-health Co. Ltd., Class A	22,300	61,225
#	C C Land Holdings Ltd.	758,499	193,595
	C&D International Investment Group Ltd.	48,595	118,219
	C&D Property Management Group Co. Ltd.	19,000	8,971
	C&S Paper Co. Ltd., Class A	29,600	49,251
	Cabbeen Fashion Ltd.	101,000	21,357
	Caitong Securities Co. Ltd., Class A	46,670	50,535
	Camel Group Co. Ltd., Class A	41,308	71,445
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	28,350
	Canny Elevator Co. Ltd., Class A	13,800	16,604
#Ω	CanSino Biologics, Inc., Class H	23,200	194,190
	Canvest Environmental Protection Group Co. Ltd.	166,000	85,698
*	Capital Environment Holdings Ltd.	1,420,000	32,748
	Carrianna Group Holdings Co. Ltd.	214,000	14,668
	Castech, Inc., Class A	7,500	18,619
	CCS Supply Chain Management Co. Ltd., Class A	10,500	11,211
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	19,343
*	CECEP Solar Energy Co. Ltd., Class A	68,300	90,576
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	19,464
	CECEP Wind-Power Corp., Class A	92,400	74,861
	Central China Management Co. Ltd.	355,000	38,830

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Central China New Life Ltd.	63,000	$26,698
	Central China Real Estate Ltd.	368,615	32,416
	Central China Securities Co. Ltd., Class H	361,000	54,742
	CETC Digital Technology Co. Ltd., Class A	13,780	39,198
*	CGN Mining Co. Ltd.	475,000	51,005
	CGN New Energy Holdings Co. Ltd.	866,000	347,120
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	29,100
Ω	CGN Power Co. Ltd., Class H	841,000	193,921
	Chacha Food Co. Ltd., Class A	6,900	48,956
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	21,487
	Changchun High & New Technology Industry Group, Inc., Class A	5,300	152,837
	Changjiang Securities Co. Ltd., Class A	53,700	43,383
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	6,767
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	11,300	15,638
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	31,363
	Chaowei Power Holdings Ltd.	302,000	77,087
	Chaozhou Three-Circle Group Co. Ltd., Class A	23,500	93,750
*	Cheetah Mobile, Inc., ADR	20,368	14,846
*	ChemPartner PharmaTech Co. Ltd., Class A	9,500	15,438
*	Cheng De Lolo Co. Ltd., Class A	17,700	21,851
	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	31,725
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	29,410
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	20,755
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	21,267
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	3,300	4,281
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	22,525
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,550	36,227
	Chengdu Leejun Industrial Co. Ltd., Class A	14,000	18,752
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	49,638
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	25,336
	Chengtun Mining Group Co. Ltd., Class A	61,400	71,921
	Chengxin Lithium Group Co. Ltd., Class A	3,300	27,844
*	Chengzhi Co. Ltd., Class A	20,300	30,492
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	32,657	88,587
*	Chiho Environmental Group Ltd.	68,000	6,069
	China Aerospace International Holdings Ltd.	690,000	39,104
	China Aircraft Leasing Group Holdings Ltd.	85,000	51,841
	China BlueChemical Ltd., Class H	924,000	249,992
Ω	China Bohai Bank Co. Ltd., Class H	126,000	22,447
#*	China Boton Group Co. Ltd.	130,000	52,377
	China CAMC Engineering Co. Ltd., Class A	30,400	36,694
	China Chengtong Development Group Ltd.	788,000	14,541
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	414,218
	China CITIC Bank Corp. Ltd., Class H	1,089,000	455,180
	China Coal Energy Co. Ltd., Class H	804,000	625,453
††	China Common Rich Renewable Energy Investments Ltd.	190,000	22,691
	China Communications Services Corp. Ltd., Class H	916,000	372,415
*	China Conch Environment Protection Holdings Ltd.	428,000	338,903
	China Conch Venture Holdings Ltd.	428,000	829,758
	China Construction Bank Corp., Class H	12,746,000	8,139,725
	China CSSC Holdings Ltd., Class A	14,000	48,558
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	14,029
	China Datang Corp. Renewable Power Co. Ltd., Class H	432,000	117,251
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	10,508
	China Design Group Co. Ltd., Class A	19,400	26,303
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	326,000	41,545
*	China Dili Group	715,599	126,006
*	China Display Optoelectronics Technology Holdings Ltd.	400,000	19,909
	China Dongxiang Group Co. Ltd.	1,499,000	74,557

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	China East Education Holdings Ltd.	169,000	$68,618
*	China Eastern Airlines Corp. Ltd., ADR	900	16,304
*	China Eastern Airlines Corp. Ltd., Class H	736,000	268,170
	China Education Group Holdings Ltd.	303,000	256,793
	China Electronics Huada Technology Co. Ltd.	276,000	26,062
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	52,431
*	China Energy Engineering Corp Ltd	439,823	149,718
	China Energy Engineering Corp. Ltd., Class H	726,000	96,263
	China Enterprise Co. Ltd., Class A	69,300	29,757
	China Everbright Bank Co. Ltd., Class H	849,000	257,488
	China Everbright Environment Group Ltd.	920,111	489,721
Ω	China Everbright Greentech Ltd.	282,000	63,933
	China Everbright Ltd.	398,000	302,419
	China Everbright Water Ltd.	52,712	10,690
*	China Express Airlines Co. Ltd., Class A	27,300	41,720
Ω	China Feihe Ltd.	847,000	743,729
*	China Film Co. Ltd., Class A	31,441	55,038
*††	China Financial Services Holdings Ltd.	19,600	796
	China Foods Ltd.	438,000	139,470
	China Galaxy Securities Co. Ltd., Class H	954,500	472,027
	China Gas Holdings Ltd.	1,060,200	1,629,681
#	China Glass Holdings Ltd.	312,000	50,104
#	China Gold International Resources Corp. Ltd.	94,140	260,244
*	China Grand Automotive Services Group Co. Ltd., Class A	77,200	30,971
	China Great Wall Securities Co. Ltd., Class A	28,400	37,976
	China Greatwall Technology Group Co. Ltd., Class A	44,100	63,370
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	2,875
	China Hanking Holdings Ltd.	274,000	37,002
	China Harmony Auto Holding Ltd.	382,500	129,194
	China Harzone Industry Corp. Ltd., Class A	14,500	16,613
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	33,649
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	107,998
	China Hongqiao Group Ltd.	846,000	881,595
*††Ω	China Huarong Asset Management Co. Ltd., Class H	3,080,000	134,937
††	China Huiyuan Juice Group Ltd.	324,500	14,493
Ω	China International Capital Corp. Ltd., Class H	302,400	556,031
	China International Marine Containers Group Co. Ltd., Class H	326,700	316,173
#	China Isotope & Radiation Corp.	8,000	18,552
	China Jinmao Holdings Group Ltd.	1,994,000	462,741
	China Jushi Co. Ltd., Class A	66,065	146,704
	China Kepei Education Group Ltd.	110,000	25,814
	China Kings Resources Group Co. Ltd., Class A	11,733	65,228
	China Lesso Group Holdings Ltd.	565,000	692,442
	China Life Insurance Co. Ltd., Class H	495,000	737,263
	China Lilang Ltd.	281,000	132,247
*Ω	China Literature Ltd.	90,200	355,486
	China Longyuan Power Group Corp. Ltd., Class H	363,000	583,181
*	China Maple Leaf Educational Systems Ltd.	350,000	15,828
	China Medical System Holdings Ltd.	746,000	1,185,921
	China Meheco Co. Ltd., Class A	20,340	43,873
	China Meidong Auto Holdings Ltd.	226,000	549,235
	China Mengniu Dairy Co. Ltd.	424,000	1,969,901
	China Merchants Bank Co. Ltd., Class H	620,500	3,352,746
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	90,152
	China Merchants Land Ltd.	654,000	54,208
	China Merchants Port Holdings Co. Ltd.	576,305	929,492
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	56,160
Ω	China Merchants Securities Co. Ltd., Class H	51,220	47,459
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	50,260

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Minmetals Rare Earth Co. Ltd., Class A	2,900	$12,265
	China Minsheng Banking Corp. Ltd., Class H	958,900	312,741
#	China Modern Dairy Holdings Ltd.	922,000	121,092
	China Molybdenum Co. Ltd., Class H	738,000	362,312
	China National Accord Medicines Corp. Ltd., Class A	10,100	43,346
	China National Building Material Co. Ltd., Class H	1,810,350	1,817,092
	China National Medicines Corp. Ltd., Class A	23,300	90,645
	China National Nuclear Power Co. Ltd., Class A	285,772	262,046
Ω	China New Higher Education Group Ltd.	196,000	62,404
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	41,702
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	97,552
*	China Oil & Gas Group Ltd.	2,268,000	90,990
	China Oilfield Services Ltd., Class H	684,000	630,084
	China Oriental Group Co. Ltd.	540,000	108,788
	China Overseas Grand Oceans Group Ltd.	774,000	372,965
	China Overseas Land & Investment Ltd.	1,374,000	3,796,938
	China Overseas Property Holdings Ltd.	560,000	585,279
	China Pacific Insurance Group Co. Ltd., Class H	625,200	1,335,442
	China Petroleum & Chemical Corp., ADR	510	23,934
	China Petroleum & Chemical Corp., Class H	3,052,000	1,438,884
	China Pioneer Pharma Holdings Ltd.	237,000	76,761
	China Power International Development Ltd.	1,000,999	567,044
*††	China Properties Group Ltd.	81,000	803
	China Publishing & Media Co. Ltd., Class A	24,900	17,100
	China Railway Group Ltd., Class H	995,000	592,318
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	43,992
Ω	China Railway Signal & Communication Corp. Ltd., Class H	549,000	175,510
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	28,299
*	China Rare Earth Holdings Ltd.	768,399	50,913
	China Reinsurance Group Corp., Class H	2,090,000	165,164
Ω	China Renaissance Holdings Ltd.	28,000	32,294
	China Resources Beer Holdings Co. Ltd.	189,807	1,309,234
	China Resources Cement Holdings Ltd.	1,088,000	669,228
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	75,008
	China Resources Gas Group Ltd.	400,000	1,678,572
	China Resources Land Ltd.	1,014,000	4,234,747
	China Resources Medical Holdings Co. Ltd.	337,000	205,125
	China Resources Microelectronics Ltd., Class A	3,619	27,268
Ω	China Resources Pharmaceutical Group Ltd.	574,500	344,549
	China Resources Power Holdings Co. Ltd.	344,690	648,962
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	12,780	68,798
	China Risun Group Ltd.	280,000	110,548
	China Sanjiang Fine Chemicals Co. Ltd.	461,000	85,279
	China SCE Group Holdings Ltd.	809,000	71,008
	China Science Publishing & Media Ltd., Class A	10,400	11,872
#*	China Shanshui Cement Group Ltd.	204,000	49,707
*Ω	China Shengmu Organic Milk Ltd.	1,189,000	56,112
	China Shenhua Energy Co. Ltd., Class H	765,500	2,163,563
	China Shineway Pharmaceutical Group Ltd.	147,000	117,058
#	China Shuifa Singyes Energy Holdings Ltd.	342,000	50,482
*	China Silver Group Ltd.	554,000	27,459
	China South City Holdings Ltd.	1,410,000	95,336
	China South Publishing & Media Group Co. Ltd., Class A	45,700	60,495
*	China Southern Airlines Co. Ltd., Sponsored ADR	1,626	44,748
*	China Southern Airlines Co. Ltd., Class H	850,000	460,336
	China Starch Holdings Ltd.	410,000	14,660
	China State Construction Development Holdings Ltd.	84,000	23,090
	China State Construction Engineering Corp. Ltd., Class A	270,029	202,030

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	114,000	$118,208
	China Sunshine Paper Holdings Co. Ltd.	260,000	66,293
	China Suntien Green Energy Corp. Ltd., Class H	395,000	193,747
	China Taiping Insurance Holdings Co. Ltd.	613,000	646,394
	China Testing & Certification International Group Co. Ltd., Class A	12,782	23,754
*	China Tianbao Group Development Co. Ltd.	46,000	18,026
*	China Tianrui Group Cement Co. Ltd.	28,000	22,397
	China Tianying, Inc., Class A	79,700	79,394
	China Tourism Group Duty Free Corp. Ltd., Class A	4,200	131,187
Ω	China Tower Corp. Ltd., Class H	12,556,000	1,615,362
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	452,537
*	China TransInfo Technology Co. Ltd., Class A	42,800	65,077
*	China Travel International Investment Hong Kong Ltd.	966,000	182,231
*	China Tungsten & Hightech Materials Co. Ltd., Class A	10,500	27,639
	China Vanke Co. Ltd., Class H	456,884	869,028
Ω	China Vast Industrial Urban Development Co. Ltd.	191,000	56,903
*††	China Vered Financial Holding Corp. Ltd.	2,070,000	11,286
	China Water Affairs Group Ltd.	244,000	219,018
	China West Construction Group Co. Ltd., Class A	32,100	37,170
*††	China Wood Optimization Holding Ltd.	56,000	1,204
	China World Trade Center Co. Ltd., Class A	11,800	25,270
Ω	China Xinhua Education Group Ltd.	71,000	10,545
	China XLX Fertiliser Ltd.	218,000	140,931
	China Yangtze Power Co. Ltd., Class A	66,200	234,896
	China Yongda Automobiles Services Holdings Ltd.	332,000	286,273
Ω	China Yuhua Education Corp. Ltd.	436,000	64,284
*	China Yurun Food Group Ltd.	400,000	27,478
*	China ZhengTong Auto Services Holdings Ltd.	493,500	32,073
	China Zhenhua Group Science & Technology Co. Ltd., Class A	7,200	126,698
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	40,900	16,830
*††	China Zhongwang Holdings Ltd.	809,600	32,488
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	18,941
	Chinasoft International Ltd.	758,000	648,933
*	Chindata Group Holdings Ltd., ADR	38,771	276,825
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	53,812
	Chongqing Brewery Co. Ltd., Class A	2,500	45,626
	Chongqing Changan Automobile Co. Ltd., Class A	21,694	59,273
	Chongqing Department Store Co. Ltd., Class A	11,000	36,491
*	Chongqing Dima Industry Co. Ltd., Class A	47,700	15,279
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	19,521	36,682
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,200	36,321
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	15,227
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	36,106
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	325,365
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	14,905
	Chongqing Zhifei Biological Products Co. Ltd., Class A	5,700	84,228
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	40,944
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	51,226
	Chu Kong Shipping Enterprises Group Co. Ltd.	160,000	18,976
#	CIFI Ever Sunshine Services Group Ltd.	240,000	173,045
	CIFI Holdings Group Co. Ltd.	1,329,296	361,026
#	CIMC Enric Holdings Ltd.	294,000	273,304
	Cinda Real Estate Co. Ltd., Class A	61,100	53,932
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	26,408
*	CITIC Guoan Information Industry Co. Ltd., Class A	118,600	46,516
	CITIC Ltd.	771,000	833,901
	CITIC Press Corp., Class A	5,300	15,005
	CITIC Resources Holdings Ltd.	1,542,000	96,517

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	260,475	$535,585
*	Citychamp Watch & Jewellery Group Ltd.	592,000	89,630
*	CMGE Technology Group Ltd.	138,000	37,588
	CMST Development Co. Ltd., Class A	63,900	52,799
*	CNFinance Holdings Ltd., ADR	6,181	14,402
	CNHTC Jinan Truck Co. Ltd., Class A	20,440	39,727
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	97,302
	CNOOC Energy Technology & Services Ltd., Class A	53,200	20,179
	COFCO Biotechnology Co. Ltd., Class A	60,100	77,582
	COFCO Joycome Foods Ltd.	837,000	363,139
	COFCO Sugar Holding Co. Ltd., Class A	34,300	37,564
*	Comba Telecom Systems Holdings Ltd.	652,000	117,867
	Concord New Energy Group Ltd.	2,470,000	232,577
*	Confidence Intelligence Holdings Ltd.	12,000	55,176
	Consun Pharmaceutical Group Ltd.	207,000	113,433
	Contec Medical Systems Co. Ltd., Class A	7,500	29,798
*	Contemporary Amperex Technology Co. Ltd., Class A	5,200	395,107
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	15,986
*	Coolpad Group Ltd.	858,900	13,334
	COSCO SHIPPING Development Co. Ltd., Class H	1,204,000	195,333
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	470,000	323,164
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,718,273
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	61,271
	COSCO SHIPPING Ports Ltd.	805,617	601,410
*Ω	Cosmo Lady China Holdings Co. Ltd.	196,000	7,460
#	Country Garden Holdings Co. Ltd.	2,858,439	1,105,414
	Country Garden Services Holdings Co. Ltd.	459,712	1,025,178
	CPMC Holdings Ltd.	299,000	117,954
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	41,683
#*	Crazy Sports Group Ltd.	846,000	31,208
	CRRC Corp. Ltd., Class H	518,000	192,658
	Crystal Clear Electronic Material Co. Ltd., Class A	5,063	13,274
Ω	CSC Financial Co. Ltd., Class H	101,000	94,371
	CSG Holding Co. Ltd., Class A	62,295	61,669
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	7,900	18,206
	CSPC Pharmaceutical Group Ltd.	2,588,800	2,834,618
#	CSSC Hong Kong Shipping Co. Ltd.	372,000	68,671
	CSSC Science & Technology Co. Ltd., Class A	10,000	19,062
	CTS International Logistics Corp. Ltd., Class A	45,970	62,591
*	CWT International Ltd.	1,480,000	12,623
*	Cybernaut International Holdings Co. Ltd.	316,000	4,981
	Da Ming International Holdings Ltd.	36,000	11,393
	Daan Gene Co. Ltd., Class A	19,800	55,235
Ω	Dali Foods Group Co. Ltd.	752,500	358,291
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	54,067
	Dalipal Holdings Ltd.	52,000	17,657
	Daqin Railway Co. Ltd., Class A	167,965	150,913
	Dare Power Dekor Home Co. Ltd., Class A	17,700	22,969
	Dashang Co. Ltd., Class A	5,700	14,721
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	20,480	98,015
	Datang International Power Generation Co. Ltd., Class H	592,000	109,539
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	22,586
	Dazhong Transportation Group Co. Ltd., Class A	59,100	27,565
	Dazzle Fashion Co. Ltd., Class A	12,500	26,221
	DBG Technology Co. Ltd., Class A	14,100	23,291
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	22,351
	Dexin China Holdings Co. Ltd.	189,000	52,409
	DHC Software Co. Ltd., Class A	76,700	70,513
	Dian Diagnostics Group Co. Ltd., Class A	9,800	44,672

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Differ Group Holding Co. Ltd.	990,000	$239,514
	Digital China Group Co. Ltd., Class A	15,500	42,589
	Digital China Holdings Ltd.	344,000	153,501
	Digital China Information Service Co. Ltd., Class A	29,600	49,453
	Do-Fluoride Chemicals Co. Ltd., Class A	9,200	66,585
	Dong-E-E-Jiao Co. Ltd., Class A	13,500	71,801
	Dongfang Electric Corp. Ltd., Class H	84,200	106,447
	Dongfang Electronics Co. Ltd., Class A	26,700	32,386
	Dongfeng Motor Group Co. Ltd., Class H	952,000	657,827
	Dongguan Development Holdings Co. Ltd., Class A	26,300	39,392
	Dongjiang Environmental Co. Ltd., Class H	104,400	38,833
	Dongxing Securities Co. Ltd., Class A	44,600	54,411
	Dongyue Group Ltd.	803,000	873,372
*	DouYu International Holdings Ltd., ADR	47,088	53,680
*	Duiba Group Ltd.	51,200	6,389
	Dynagreen Environmental Protection Group Co. Ltd., Class H	88,000	34,275
	East Group Co. Ltd., Class A	21,700	28,218
	East Money Information Co. Ltd., Class A	14,256	47,218
	E-Commodities Holdings Ltd.	948,000	216,638
	Ecovacs Robotics Co. Ltd., Class A	2,500	34,418
	Edan Instruments, Inc., Class A	10,600	15,177
	Edifier Technology Co. Ltd., Class A	23,100	29,431
	Edvantage Group Holdings Ltd.	105,794	29,644
	EEKA Fashion Holdings Ltd.	27,000	43,370
	EIT Environmental Development Group Co. Ltd., Class A	5,640	15,379
	Electric Connector Technology Co. Ltd., Class A	7,200	51,163
	Elion Energy Co. Ltd., Class A	40,170	29,564
	ENN Energy Holdings Ltd.	89,500	1,459,977
	ENN Natural Gas Co. Ltd., Class A	40,000	102,536
	Essex Bio-technology Ltd.	122,000	55,205
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	53,814
*	Ev Dynamics Holdings Ltd.	1,140,000	6,247
	EVA Precision Industrial Holdings Ltd.	414,000	111,124
	Everbright Jiabao Co. Ltd., Class A	35,500	17,681
#Ω	Everbright Securities Co. Ltd., Class H	80,600	51,296
*	EverChina International Holdings Co. Ltd.	335,000	7,587
*Ω	Everest Medicines Ltd.	40,000	82,819
*	Fang Holdings Ltd., ADR	930	930
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	55,378
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	69,401
	Fanhua, Inc., Sponsored ADR	14,536	76,532
	Far East Horizon Ltd.	1,030,000	848,965
	FAWER Automotive Parts Co. Ltd., Class A	37,700	33,471
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	33,900	72,764
	Fibocom Wireless, Inc., Class A	9,750	37,123
*	FIH Mobile Ltd.	1,512,000	202,403
	Financial Street Holdings Co. Ltd., Class A	69,000	58,760
	FinVolution Group, ADR	40,595	170,093
	First Capital Securities Co. Ltd., Class A	45,400	41,212
	First Tractor Co. Ltd., Class H	102,000	43,375
#*	Flat Glass Group Co. Ltd., Class H	116,000	420,460
	Focus Media Information Technology Co. Ltd., Class A	130,500	114,666
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,015	184,498
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	16,500	20,326
	Fosun International Ltd.	685,072	539,743
*	Founder Holdings Ltd.	214,000	13,336
	Founder Securities Co. Ltd., Class A	80,100	78,220
	Fountain SET Holdings Ltd.	350,000	48,096
	Foxconn Industrial Internet Co. Ltd., Class A	21,600	32,258

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	FriendTimes, Inc.	138,000	$20,541
	Fu Shou Yuan International Group Ltd.	421,000	286,802
*	Fuan Pharmaceutical Group Co. Ltd., Class A	23,900	13,687
	Fufeng Group Ltd.	815,000	472,588
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Funeng Co. Ltd., Class A	13,300	23,343
*	Fujian Green Pine Co. Ltd., Class A	12,800	12,850
	Fujian Longking Co. Ltd., Class A	33,901	61,193
	Fujian Star-net Communication Co. Ltd., Class A	9,800	32,839
	Fujian Sunner Development Co. Ltd., Class A	23,000	67,607
*	Fullshare Holdings Ltd.	2,525,000	37,068
	Fulongma Group Co. Ltd., Class A	4,400	7,041
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	952,730
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,500	45,453
#Ω	Ganfeng Lithium Co. Ltd., Class H	34,479	311,768
#*	Ganglong China Property Group Ltd.	72,000	38,498
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	69,800	39,710
	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	40,066
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	52,340
	Gaona Aero Material Co. Ltd., Class A	2,800	20,414
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	84,445
	GCL Energy Technology Co. Ltd.	23,400	60,451
*	GCL New Energy Holdings Ltd.	1,916,000	34,936
*	GCL Technology Holdings Ltd.	3,085,000	1,350,096
*	GD Power Development Co. Ltd., Class A	38,900	22,032
#*	GDS Holdings Ltd., ADR	4,561	126,248
*	GDS Holdings Ltd., Class A	112,900	386,702
	Geely Automobile Holdings Ltd.	1,035,000	2,052,295
	GEM Co. Ltd., Class A	43,800	63,592
	Gemdale Corp., Class A	55,500	96,569
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	198,894
Ω	Genertec Universal Medical Group Co. Ltd.	474,000	298,189
*	Genimous Technology Co. Ltd., Class A	34,000	29,718
	Geovis Technology Co. Ltd., Class A	2,136	21,590
	Getein Biotech, Inc., Class A	8,036	16,678
	GF Securities Co. Ltd., Class H	284,400	376,484
	Giant Network Group Co. Ltd., Class A	60,700	75,644
	Gigadevice Semiconductor Beijing, Inc., Class A	980	17,276
	Ginlong Technologies Co. Ltd., Class A	1,950	66,524
	Glarun Technology Co. Ltd., Class A	11,900	28,436
*	Glorious Property Holdings Ltd.	1,282,000	21,914
#*	Glory Sun Financial Group Ltd.	348,000	1,467
	GoerTek, Inc., Class A	24,800	117,270
	Goke Microelectronics Co. Ltd., Class A	2,300	22,936
	Goldcard Smart Group Co. Ltd.	9,300	13,909
	Golden Eagle Retail Group Ltd.	273,000	192,164
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	19,416
	GoldenHome Living Co. Ltd., Class A	3,640	13,827
	Goldenmax International Technology Ltd., Class A	21,100	28,710
	Goldpac Group Ltd.	120,000	24,780
*	GOME Retail Holdings Ltd.	2,956,000	109,204
*	Goodbaby International Holdings Ltd.	422,000	49,481
*	Gosuncn Technology Group Co. Ltd., Class A	16,800	9,699
	Gotion High-tech Co. Ltd., Class A	6,960	40,468
*	Grand Baoxin Auto Group Ltd.	386,164	25,137
*	Grand Industrial Holding Group Co. Ltd.	12,100	20,090
	Grand Pharmaceutical Group Ltd., Class L	344,000	190,607
	Grandblue Environment Co. Ltd., Class A	4,400	13,725
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	51,137

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Great Wall Motor Co. Ltd., Class H	277,000	$439,132
*	Greattown Holdings Ltd., Class A	69,200	33,702
	Greatview Aseptic Packaging Co. Ltd.	481,000	90,557
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	152,128
*	Gree Real Estate Co. Ltd., Class A	23,800	21,117
	Greenland Holdings Corp. Ltd., Class A	116,970	61,666
	Greenland Hong Kong Holdings Ltd.	549,000	63,664
	Greentown China Holdings Ltd.	317,500	627,590
Ω	Greentown Management Holdings Co. Ltd.	114,000	94,830
#	Greentown Service Group Co. Ltd.	454,000	406,355
	GRG Banking Equipment Co. Ltd., Class A	25,300	34,565
	Guangdong Advertising Group Co. Ltd., Class A	30,400	21,424
	Guangdong Aofei Data Technology Co. Ltd., Class A	11,880	18,466
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,700	43,721
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	22,770
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	11,907
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	20,537
	Guangdong Haid Group Co. Ltd., Class A	4,000	39,030
*	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	94,311
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	32,749
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	18,386
	Guangdong Hybribio Biotech Co. Ltd., Class A	7,182	21,923
	Guangdong Investment Ltd.	396,000	385,754
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,000	59,776
	Guangdong Land Holdings Ltd.	136,000	15,202
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	13,608
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	13,100	16,115
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	16,233
	Guangdong Sirio Pharma Co. Ltd., Class A	3,300	14,413
	Guangdong South New Media Co. Ltd., Class A	6,200	31,788
	Guangdong Tapai Group Co. Ltd., Class A	34,600	42,403
	Guangdong Topstar Technology Co. Ltd., Class A	9,000	20,948
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	63,265
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,900	22,873
	Guanghui Energy Co. Ltd., Class A	184,000	266,464
*	Guangshen Railway Co. Ltd., Class H	702,000	118,885
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	41,179
	Guangxi LiuYao Group Co. Ltd., Class A	12,200	30,286
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	95,300	40,226
	Guangzhou Automobile Group Co. Ltd., Class H	385,200	361,569
	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	84,750
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	174,354
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,300	25,563
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	10,300	36,581
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	78,152
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,700	20,297
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	32,565
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	75,455
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	45,054
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	7,000	23,922
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,134	110,081
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	50,860
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	24,968	23,756
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	42,163
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	18,769
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	15,700	25,509
	Guizhou Gas Group Corp. Ltd., Class A	21,400	26,205
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	53,294

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	$58,445
	Guocheng Mining Co. Ltd., Class A	9,900	27,895
#	Guolian Securities Co. Ltd., Class H	130,000	71,287
	Guomai Technologies, Inc., Class A	32,100	27,637
	Guosen Securities Co. Ltd., Class A	9,100	12,455
*	Guosheng Financial Holding, Inc., Class A	32,300	39,997
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	77,743
	Guoyuan Securities Co. Ltd., Class A	80,730	77,563
*Ω	Haichang Ocean Park Holdings Ltd.	628,000	640,781
	Haier Smart Home Co. Ltd., Class A	47,100	173,548
	Haier Smart Home Co. Ltd., Class H	518,599	1,659,780
*	Hailiang Education Group, Inc., ADR	3,061	40,344
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	16,975
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	16,800	32,666
*	Hainan Meilan International Airport Co. Ltd., Class H	57,000	139,836
	Hainan Poly Pharm Co. Ltd., Class A	7,100	30,250
	Haitian International Holdings Ltd.	270,000	646,143
	Haitong Securities Co. Ltd., Class H	488,400	327,106
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	230,000	23,708
*	Hand Enterprise Solutions Co. Ltd., Class A	15,900	20,766
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	33,100	95,251
	Hangcha Group Co. Ltd., Class A	11,640	25,788
	Hangjin Technology Co. Ltd., Class A	11,100	52,040
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	31,680
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	86,100	121,879
*	Hangzhou Century Co. Ltd., Class A	31,200	23,787
	Hangzhou Lion Electronics Co. Ltd., Class A	2,368	20,012
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	21,100	120,923
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	67,689
	Hangzhou Silan Microelectronics Co. Ltd., Class A	10,900	67,529
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	113,214
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,100	85,489
Ω	Hansoh Pharmaceutical Group Co. Ltd.	108,000	210,502
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,400	22,100
*Ω	Harbin Bank Co. Ltd., Class H	359,000	27,902
	Harbin Boshi Automation Co. Ltd., Class A	13,300	25,096
*	Harbin Electric Co. Ltd., Class H	312,000	90,272
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	28,000	10,522
††	Harmonicare Medical Holdings Ltd.	99,000	4,824
	HBIS Resources Co. Ltd., Class A	12,100	22,817
*Ω	HBM Holdings Ltd.	63,000	26,354
*	HC Group, Inc.	226,000	12,667
	Health & Happiness H&H International Holdings Ltd.	108,500	130,473
*	Hebei Construction Group Corp. Ltd., Class H	79,000	10,074
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,500	40,511
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,940	58,027
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	22,401
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	72,979
#	Hello Group, Inc., Sponsored ADR	67,096	300,590
	Henan Jinma Energy Co. Ltd., Class H	22,000	9,492
	Henan Lingrui Pharmaceutical Co., Class A	6,200	10,826
	Henan Pinggao Electric Co. Ltd., Class A	37,500	47,855
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	13,892
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	113,734
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,500	149,476
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	18,357
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	21,306
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	16,302
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	23,428

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henderson Investment Ltd.	129,000	$5,420
	Hengan International Group Co. Ltd.	270,000	1,306,858
*	Hengdeli Holdings Ltd.	1,112,000	36,244
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	114,112
	Hengli Petrochemical Co. Ltd., Class A	60,700	182,131
	Hengtong Optic-electric Co. Ltd., Class A	37,500	87,244
	Hengyi Petrochemical Co. Ltd., Class A	74,250	103,219
	Hesteel Co. Ltd., Class A	335,900	139,366
	Hexing Electrical Co. Ltd., Class A	15,400	37,275
*	Hi Sun Technology China Ltd.	819,000	96,726
	Hisense Home Appliances Group Co. Ltd., Class H	108,000	124,709
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,800	61,455
*	Holitech Technology Co. Ltd., Class A	95,400	41,685
*	Homeland Interactive Technology Ltd.	116,000	23,236
*	Hongda Xingye Co. Ltd., Class A	56,700	30,962
	Hongfa Technology Co. Ltd., Class A	15,260	93,136
*	Honghua Group Ltd.	1,432,000	43,734
*	Hongli Zhihui Group Co. Ltd., Class A	8,800	11,472
	Hongta Securities Co. Ltd., Class A	18,450	24,196
*††Ω	Honworld Group Ltd.	72,000	5,279
Ω	Hope Education Group Co. Ltd.	714,000	60,082
	Hopson Development Holdings Ltd.	382,360	505,364
††	Hua Han Health Industry Holdings Ltd.	1,174,000	8,420
*Ω	Hua Hong Semiconductor Ltd.	165,000	494,207
	Huaan Securities Co. Ltd., Class A	94,120	60,622
	Huadian Power International Corp. Ltd., Class H	402,000	139,161
	Huafa Industrial Co. Ltd. Zhuhai, Class A	66,300	76,519
	Huafon Chemical Co. Ltd., Class A	77,100	87,115
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,600	26,392
	Huafu Fashion Co. Ltd., Class A	26,800	14,624
	Huagong Tech Co. Ltd., Class A	11,400	37,428
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	95,215
	Hualan Biological Engineering, Inc., Class A	15,869	47,215
*	Huaneng Power International, Inc., Class H	646,000	308,860
#*	Huanxi Media Group Ltd.	20,000	3,209
	Huapont Life Sciences Co. Ltd., Class A	52,000	45,619
Ω	Huatai Securities Co. Ltd., Class H	221,600	292,315
*	Huawen Media Group, Class A	59,000	21,399
	Huaxi Holdings Co. Ltd.	42,000	6,958
	Huaxi Securities Co. Ltd., Class A	66,300	73,290
	Huaxia Bank Co. Ltd., Class A	75,900	57,723
	Huaxin Cement Co. Ltd., Class A	33,600	89,598
	Huayu Automotive Systems Co. Ltd., Class A	62,951	205,029
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	47,060
	Huazhu Group Ltd., ADR	10,128	388,409
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	47,990
	Hubei Energy Group Co. Ltd., Class A	31,500	23,327
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	6,000	43,061
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	60,864
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	156,821
	Huijing Holdings Co. Ltd.	36,000	1,143
	Huisen Household International Group Ltd.	192,000	15,387
	Huishang Bank Corp. Ltd., Class H	268,400	86,345
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	34,865
	Humanwell Healthcare Group Co. Ltd., Class A	28,900	75,391
	Hunan Aihua Group Co. Ltd., Class A	11,300	43,290
	Hunan Gold Corp. Ltd., Class A	30,900	56,620
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	33,734
	Hunan Valin Steel Co. Ltd., Class A	202,040	136,568

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Zhongke Electric Co. Ltd., Class A	8,300	$35,570
	Hundsun Technologies, Inc., Class A	2,520	15,907
#*	HUYA, Inc., ADR	28,276	93,311
Ω	Hygeia Healthcare Holdings Co. Ltd.	44,600	256,473
*	Hytera Communications Corp. Ltd., Class A	62,600	49,390
*	HyUnion Holding Co. Ltd., Class A	21,900	24,491
*	IAT Automobile Technology Co. Ltd., Class A	9,000	20,544
*	IBO Technology Co. Ltd.	24,000	7,393
*Ω	iDreamSky Technology Holdings Ltd.	142,800	86,727
	Iflytek Co. Ltd., Class A	4,800	30,009
	IKD Co. Ltd., Class A	15,900	46,322
*	I-Mab, Sponsered ADR	4,515	47,317
Ω	IMAX China Holding, Inc.	21,500	19,209
	Imeik Technology Development Co. Ltd., Class A	202	17,604
	Industrial & Commercial Bank of China Ltd., Class H	8,183,000	4,326,251
	Industrial Bank Co. Ltd., Class A	147,900	390,708
	Industrial Securities Co. Ltd., Class A	64,400	61,865
	Infore Environment Technology Group Co. Ltd., Class A	49,800	37,680
#*Ω	Ingdan, Inc.	206,000	57,177
	Ingenic Semiconductor Co. Ltd., Class A	2,300	30,473
*	Inke Ltd.	53,000	8,162
	Inmyshow Digital Technology Group Co. Ltd., Class A	26,000	30,237
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	383,200	128,764
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	123,289
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	28,420	77,044
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	118,069
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	33,504
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,200	19,385
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	39,700	211,206
	Inner Mongolia Yitai Coal Co. Ltd., Class H	52,800	71,087
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	106,739
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	28,879
*	Inspur International Ltd.	132,000	46,942
*	Inspur Software Co. Ltd., Class A	8,000	15,502
	Intco Medical Technology Co. Ltd., Class A	19,526	66,723
*Ω	International Alliance Financial Leasing Co. Ltd.	204,000	105,037
	Intron Technology Holdings Ltd.	23,000	21,126
#*	iQIYI, Inc., ADR	102,128	390,129
	IReader Technology Co. Ltd., Class A	7,700	17,781
*	IRICO Group New Energy Co. Ltd., Class H	8,500	10,608
	IVD Medical Holding Ltd.	114,000	33,414
	JA Solar Technology Co. Ltd., Class A	6,100	70,454
	Jafron Biomedical Co. Ltd., Class A	10,500	69,081
	JCET Group Co. Ltd., Class A	27,900	104,676
*Ω	JD Health International, Inc.	4,600	34,891
	JD.com, Inc., Class A	46,807	1,396,372
	Jenkem Technology Co. Ltd., Class A	866	29,305
*	JH Educational Technology, Inc.	62,000	29,770
*	Jiajiayue Group Co. Ltd., Class A	10,300	18,671
	Jiangling Motors Corp. Ltd., Class A	9,800	26,853
*	Jiangnan Group Ltd.	756,000	21,689
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	17,885
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,600	26,083
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	75,506
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	5,700	60,216
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	90,629
*	Jiangsu Etern Co. Ltd., Class A	25,300	14,469
	Jiangsu Expressway Co. Ltd., Class H	216,000	188,495

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	603	$30,784
	Jiangsu Guomao Reducer Co. Ltd., Class A	4,620	15,000
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	69,519
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,517	81,427
	Jiangsu Hengrui Medicine Co. Ltd., Class A	11,833	62,068
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,004	26,637
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	6,100	19,182
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	19,029
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	52,662
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	29,699
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	51,933
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	22,048
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	5,875	37,513
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	64,422
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	37,445
	Jiangsu Provincial Agricultural Reclamation & Development Corp	23,100	45,273
	Jiangsu Shagang Co. Ltd., Class A	51,900	34,944
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	96,838
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	3,200	13,310
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	343,665
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,700	80,289
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	62,435
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,720	39,143
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	78,200	32,755
	Jiangxi Copper Co. Ltd., Class H	345,000	422,626
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	3,300	5,478
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	25,517
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	37,788
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	34,420
*	Jiayin Group, Inc., ADR	2,876	6,557
	Jiayou International Logistics Co. Ltd., Class A	9,380	26,541
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	64,004
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	38,300	15,147
	Jinchuan Group International Resources Co. Ltd.	653,000	69,963
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	79,733
	Jingjin Equipment, Inc., Class A	11,900	58,701
#*	Jingrui Holdings Ltd.	262,000	19,692
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	23,509
	Jinhui Liquor Co. Ltd., Class A	8,000	35,598
*	JinkoSolar Holding Co. Ltd., ADR	12,736	844,652
*	Jinmao Property Services Co. Ltd.	30,120	15,487
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	83,890
	Jinneng Science&Technology Co. Ltd., Class A	32,000	46,381
	Jinyu Bio-Technology Co. Ltd., Class A	9,900	12,340
	Jinyuan EP Co. Ltd., Class A	18,500	47,056
	JiuGui Liquor Co. Ltd., Class A	3,100	67,925
#Ω	Jiumaojiu International Holdings Ltd.	207,000	450,407
	Jiuzhitang Co. Ltd., Class A	27,700	36,728
*	Jiyi Holdings Ltd.	62,000	4,253
	Jizhong Energy Resources Co. Ltd., Class A	110,900	110,788
	JNBY Design Ltd.	88,500	82,427
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	64,388
	Joinn Laboratories China Co. Ltd., Class A	2,380	39,151
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,600	83,518
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	67,554
*	Joy City Property Ltd.	1,858,000	66,094
	Joyoung Co. Ltd., Class A	17,316	45,209
#	JOYY, Inc., ADR	20,495	530,616
Ω	JS Global Lifestyle Co. Ltd.	193,500	232,651

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JSTI Group, Class A	30,744	$30,174
	Ju Teng International Holdings Ltd.	328,000	59,414
	Juewei Food Co. Ltd., Class A	7,100	55,140
*	Juneyao Airlines Co. Ltd., Class A	29,200	64,620
	Jushri Technologies, Inc., Class A	7,040	14,401
	Jutal Offshore Oil Services Ltd.	8,000	531
	JY Grandmark Holdings Ltd.	98,000	18,023
*	Kaisa Prosperity Holdings Ltd.	12,750	6,511
*	Kaiser China Cultural Co. Ltd., Class A	31,000	25,264
*	Kaishan Group Co. Ltd., Class A	13,200	30,050
*Ω	Kangda International Environmental Co. Ltd.	244,000	19,572
#*	Kasen International Holdings Ltd.	310,000	18,727
	KBC Corp. Ltd., Class A	721	38,374
	Keboda Technology Co. Ltd., Class A	1,800	19,117
	Keeson Technology Corp. Ltd., Class A	8,576	16,385
	Kehua Data Co. Ltd., Class A	9,400	54,798
	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	30,288
	Kinetic Development Group Ltd.	130,000	9,608
	Kingboard Holdings Ltd.	273,500	800,181
	Kingboard Laminates Holdings Ltd.	427,500	391,796
	KingClean Electric Co. Ltd., Class A	9,180	42,188
	Kingfa Sci & Tech Co. Ltd., Class A	60,200	90,226
	Kingsoft Corp. Ltd.	342,200	1,142,592
*	Ko Yo Chemical Group Ltd.	976,000	31,716
	Konfoong Materials International Co. Ltd., Class A	3,000	33,065
	Konka Group Co. Ltd., Class A	49,000	38,710
	KPC Pharmaceuticals, Inc., Class A	24,300	41,795
*	Kuang-Chi Technologies Co. Ltd., Class A	6,500	17,380
*	Kuke Music Holding Ltd., ADR	2,479	3,743
	Kunlun Energy Co. Ltd.	1,904,000	1,401,662
	Kunlun Tech Co. Ltd., Class A	30,700	65,457
	Kunming Yunnei Power Co. Ltd., Class A	42,400	19,909
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,100	14,091
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,100	10,367
	Kweichow Moutai Co. Ltd., Class A	5,138	1,447,638
	KWG Group Holdings Ltd.	477,000	96,640
	KWG Living Group Holdings Ltd.	325,750	66,444
*	Lakala Payment Co. Ltd., Class A	12,800	33,837
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	23,718
	Lao Feng Xiang Co. Ltd., Class A	6,800	38,488
	Laobaixing Pharmacy Chain JSC, Class A	11,410	56,296
*	Launch Tech Co. Ltd., Class H	1,500	568
	LB Group Co. Ltd., Class A	37,300	112,824
	Lee & Man Chemical Co. Ltd.	62,000	54,613
	Lee & Man Paper Manufacturing Ltd.	696,000	264,971
	Lee's Pharmaceutical Holdings Ltd.	149,500	36,748
Ω	Legend Holdings Corp., Class H	198,500	227,461
	Lenovo Group Ltd.	2,504,000	2,428,366
	Lens Technology Co. Ltd., Class A	48,000	77,791
*	Leo Group Co. Ltd., Class A	204,800	59,135
	Lepu Medical Technology Beijing Co. Ltd., Class A	31,300	83,326
	Levima Advanced Materials Corp., Class A	6,500	46,599
*	LexinFintech Holdings Ltd., ADR	38,480	72,342
	Leyard Optoelectronic Co. Ltd., Class A	75,300	72,110
*	Li Auto, Inc., ADR	11,013	361,667
	Li Ning Co. Ltd.	349,000	2,830,959
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	29,264
	Liao Ning Oxiranchem, Inc., Class A	9,800	15,853
	Liaoning Cheng Da Co. Ltd., Class A	20,500	42,091

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lier Chemical Co. Ltd., Class A	15,680	$52,300
*	Lifestyle China Group Ltd.	232,000	23,389
*	Lifetech Scientific Corp.	972,000	330,134
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	57,600	24,383
*	Lingyi iTech Guangdong Co., Class A	102,700	78,497
*††	Link Motion, Inc., Sponsored ADR	31,632	0
	Livzon Pharmaceutical Group, Inc., Class H	40,271	120,055
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	69,606
	LK Technology Holdings Ltd.	67,250	117,489
	Logan Group Co. Ltd.	634,000	176,068
	Loncin Motor Co. Ltd., Class A	55,897	42,885
	Long Yuan Construction Group Co. Ltd., Class A	40,000	44,802
Ω	Longfor Group Holdings Ltd.	475,000	1,587,149
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	15,043
	LONGi Green Energy Technology Co. Ltd., Class A	60,844	557,471
	Lonking Holdings Ltd.	1,099,000	217,995
	Luenmei Quantum Co. Ltd., Class A	19,608	21,685
	Luolai Lifestyle Technology Co. Ltd., Class A	19,600	31,765
*	Luoniushan Co. Ltd., Class A	26,700	26,677
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	16,367
#*	Luoyang Glass Co. Ltd., Class H	76,000	130,797
	Lushang Health Industry Development Co. Ltd., Class A	22,600	31,874
	Luxi Chemical Group Co. Ltd., Class A	47,000	98,380
	Luxshare Precision Industry Co. Ltd., Class A	24,909	125,635
#*Ω	Luye Pharma Group Ltd.	724,000	217,171
	Luzhou Laojiao Co. Ltd., Class A	9,000	297,131
#*	LVGEM China Real Estate Investment Co. Ltd.	376,000	47,948
	Maanshan Iron & Steel Co. Ltd., Class H	276,000	74,109
	Maccura Biotechnology Co. Ltd., Class A	16,300	46,262
*	Macrolink Culturaltainment Development Co. Ltd., Class A	40,600	14,544
	Mango Excellent Media Co. Ltd., Class A	31,602	147,463
*Ω	Maoyan Entertainment	130,600	118,540
*	Maoye International Holdings Ltd.	446,000	13,068
*	Markor International Home Furnishings Co. Ltd., Class A	50,200	22,234
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	20,498
*	Meilleure Health International Industry Group Ltd.	444,000	16,940
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	65,100	48,979
#*Ω	Meitu, Inc.	603,000	63,993
*Ω	Meituan, Class B	22,600	506,994
	Metallurgical Corp. of China Ltd., Class H	834,000	174,385
*	Mianyang Fulin Precision Co. Ltd., Class A	16,800	51,692
	Midea Group Co. Ltd., Class A	52,200	426,644
Ω	Midea Real Estate Holding Ltd.	63,400	75,347
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	1,400	30,544
	Min Xin Holdings Ltd.	48,000	20,760
	Ming Yang Smart Energy Group Ltd., Class A	15,900	70,803
*	Mingfa Group International Co. Ltd.	299,000	13,836
	Minmetals Land Ltd.	846,000	73,207
Ω	Minsheng Education Group Co. Ltd.	92,000	7,528
	Minth Group Ltd.	494,000	1,320,580
	MLS Co. Ltd., Class A	42,600	61,541
*	MMG Ltd.	1,556,000	460,268
	Monalisa Group Co. Ltd., Class A	4,900	9,456
*	Montnets Cloud Technology Group Co. Ltd., Class A	7,500	14,993
*Ω	Mulsanne Group Holding Ltd.	28,500	15,247
	Muyuan Foods Co. Ltd., Class A	8,767	77,766
*	Myhome Real Estate Development Group Co. Ltd., Class A	43,700	10,328
	MYS Group Co. Ltd., Class A	47,900	25,052
*††	Nan Hai Corp. Ltd.	7,550,000	25,295

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NanJi E-Commerce Co. Ltd., Class A	47,100	$35,032
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	5,200	24,721
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	32,789
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	54,047
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	18,330	50,892
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	24,504
	Nanjing Securities Co. Ltd., Class A	25,800	30,622
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	45,910
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	37,751
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	47,651
	NARI Technology Co. Ltd., Class A	16,344	70,919
	Natural Food International Holding Ltd., Class H	98,000	7,120
	NavInfo Co. Ltd., Class A	19,200	39,870
	NetDragon Websoft Holdings Ltd.	84,000	167,822
	NetEase, Inc., ADR	34,144	3,174,709
	New China Life Insurance Co. Ltd., Class H	290,300	691,793
	New Hope Dairy Co. Ltd., Class A	9,600	15,967
*	New Hope Liuhe Co. Ltd., Class A	31,400	74,263
*	New World Department Store China Ltd.	182,000	25,215
*	Newborn Town, Inc.	74,000	21,638
	Newland Digital Technology Co. Ltd., Class A	17,900	40,534
#	Nexteer Automotive Group Ltd.	346,000	278,007
	Nine Dragons Paper Holdings Ltd.	946,000	780,207
	Ninestar Corp., Class A	6,700	49,978
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	13,900	15,025
	Ningbo Construction Co. Ltd., Class A	28,900	22,029
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	21,439
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	55,716
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	13,500	31,703
*	Ningbo Joyson Electronic Corp., Class A	25,200	80,880
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,900	153,235
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	2,483	51,362
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	57,419
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	3,920	25,246
	Ningbo Yunsheng Co. Ltd., Class A	34,900	74,223
	Ningbo Zhoushan Port Co. Ltd., Class A	111,900	65,011
	Ningxia Baofeng Energy Group Co. Ltd., Class A	44,100	88,204
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	36,237
*	NIO, Inc., ADR	18,358	362,203
*	Niu Technologies, Sponsored ADR	9,365	60,685
*	Noah Holdings Ltd., Sponsored ADR	3,563	61,996
	Norinco International Cooperation Ltd., Class A	35,880	40,824
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	41,267
	North Industries Group Red Arrow Co. Ltd., Class A	10,600	51,683
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	10,344
	Northeast Securities Co. Ltd., Class A	59,500	61,375
	Northking Information Technology Co. Ltd., Class A	5,880	17,509
	NSFOCUS Technologies Group Co. Ltd., Class A	14,100	21,265
#*	NVC International Holdings Ltd.	1,091,000	17,252
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	8,200	17,356
*	Oceanwide Holdings Co. Ltd., Class A	82,800	17,344
*	Offcn Education Technology Co. Ltd., Class A	4,700	3,542
	Offshore Oil Engineering Co. Ltd., Class A	83,400	52,339
*	OFILM Group Co. Ltd., Class A	64,800	58,281
	Olympic Circuit Technology Co. Ltd., Class C	6,400	16,713
	Oppein Home Group, Inc., Class A	2,400	42,916
	Opple Lighting Co. Ltd., Class A	10,400	25,697
	ORG Technology Co. Ltd., Class A	67,184	50,488
*	Orient Group, Inc., Class A	113,200	48,271

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Orient Securities Co. Ltd., Class H	192,400	$92,304
	Oriental Pearl Group Co. Ltd., Class A	69,700	71,198
*	Ourpalm Co. Ltd., Class A	51,000	24,435
	Ovctek China, Inc., Class A	5,180	36,742
*	Overseas Chinese Town Asia Holdings Ltd.	120,000	14,899
	Pacific Online Ltd.	129,000	17,611
*	Pacific Securities Co. Ltd., Class A	130,500	54,302
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	7,000	20,000
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	210,400	231,593
	PAX Global Technology Ltd.	334,000	312,495
	PCI Technology Group Co. Ltd., Class A	48,840	46,387
*Ω	Peijia Medical Ltd.	21,000	16,415
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	61,999
	People.cn Co. Ltd., Class A	12,100	19,178
	People's Insurance Co. Group of China Ltd. , Class H	1,098,000	328,748
	Perennial Energy Holdings Ltd.	80,000	18,997
	Perfect World Co. Ltd., Class A	17,000	37,613
	PetroChina Co. Ltd., Class H	3,612,000	1,686,658
Ω	Pharmaron Beijing Co. Ltd., Class H	21,750	176,948
	PhiChem Corp., Class A	7,100	22,282
*	Phoenix Media Investment Holdings Ltd.	556,000	26,146
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,342,651
*	Pinduoduo, Inc., ADR	2,795	136,983
	Ping An Bank Co. Ltd., Class A	129,800	244,734
*Ω	Ping An Healthcare & Technology Co. Ltd.	98,800	258,045
	Ping An Insurance Group Co. of China Ltd., Class H	942,500	5,539,109
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	125,263
*	PNC Process Systems Co. Ltd., Class A	3,200	18,132
*	Polaris Bay Group Co. Ltd., Class A	35,100	41,908
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	78,654
	Poly Property Group Co. Ltd.	1,058,189	226,803
	Poly Property Services Co. Ltd., Class H	32,800	189,719
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,149,000	760,206
	Pou Sheng International Holdings Ltd.	921,000	100,866
	Power Construction Corp. of China Ltd., Class A	119,400	128,661
	Powerlong Real Estate Holdings Ltd.	770,000	103,089
	Prinx Chengshan Holding Ltd.	37,000	33,599
	Proya Cosmetics Co. Ltd., Class A	1,680	43,975
	Pujiang International Group Ltd.	26,000	9,877
*	Q Technology Group Co. Ltd.	154,000	88,392
	Qianhe Condiment & Food Co. Ltd., Class A	6,192	14,371
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	26,660
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	19,140
	Qingdao Gon Technology Co. Ltd., Class A	4,700	17,930
	Qingdao Haier Biomedical Co. Ltd., Class A	3,256	33,630
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	35,876
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	3,100	14,875
#Ω	Qingdao Port International Co. Ltd., Class H	81,000	38,424
	Qingdao Rural Commercial Bank Corp., Class A	141,300	65,103
	Qingdao Sentury Tire Co. Ltd., Class A	4,700	25,733
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	40,134
	Qingdao Topscomm Communication, Inc., Class A	24,300	32,130
	Qingling Motors Co. Ltd., Class H	330,000	51,664
	Qinhuangdao Port Co. Ltd., Class H	125,500	18,195
#*	Qudian, Inc., Sponsored ADR	72,373	81,782
	Radiance Holdings Group Co. Ltd.	65,000	35,199
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	28,537
*	Raisecom Technology Co. Ltd., Class A	5,700	6,773
*	Rastar Group, Class A	39,100	17,919

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	3,690	$20,829
	Realcan Pharmaceutical Group Co. Ltd., Class A	39,500	25,661
Ω	Red Star Macalline Group Corp. Ltd., Class H	166,668	63,442
Ω	Redco Properties Group Ltd.	656,000	162,128
*	Redsun Properties Group Ltd.	316,000	57,925
	Renhe Pharmacy Co. Ltd., Class A	37,500	33,672
	REXLot Holdings Ltd.	4,800,000	2,385
	Rianlon Corp., Class A	4,200	28,539
	Richinfo Technology Co. Ltd., Class A	11,600	22,099
*	Risen Energy Co. Ltd., Class A	14,500	76,037
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	48,888
	Riyue Heavy Industry Co. Ltd., Class A	7,000	26,079
	Road King Infrastructure Ltd.	83,000	48,302
	Rockchip Electronics Co. Ltd., Class A	1,900	26,694
	Rongan Property Co. Ltd., Class A	57,100	26,026
	Rongsheng Petrochemical Co. Ltd., Class A	73,050	155,223
	Ruida Futures Co. Ltd., Class A	9,100	22,803
	Runjian Co. Ltd., Class A	5,100	29,546
	Sai Micro Electronics, Inc., Class A	11,900	27,947
	SAIC Motor Corp. Ltd., Class A	38,465	92,647
	Sailun Group Co. Ltd., Class A	35,700	62,996
	Sanan Optoelectronics Co. Ltd., Class A	12,000	39,549
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	20,095
	Sangfor Technologies, Inc., Class A	900	12,896
	Sanquan Food Co. Ltd., Class A	14,960	37,695
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	58,758
	Sansure Biotech, Inc., Class A	4,840	20,979
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	402,633
	Sany Heavy Industry Co. Ltd., Class A	46,900	118,692
	Satellite Chemical Co. Ltd., Class A	57,591	193,903
*	Saurer Intelligent Technology Co. Ltd., Class A	42,600	24,906
	SDIC Power Holdings Co. Ltd., Class A	35,400	54,322
	Sealand Securities Co. Ltd., Class A	152,319	78,568
*	Seazen Group Ltd.	1,160,761	397,796
*	Seazen Holdings Co. Ltd., Class A	52,300	162,536
	S-Enjoy Service Group Co. Ltd.	44,000	37,003
	SF Holding Co. Ltd., Class A	13,600	100,746
	SG Micro Corp., Class A	900	21,527
	SGIS Songshan Co. Ltd., Class A	57,100	28,990
	Shaanxi Coal Industry Co. Ltd., Class A	173,700	492,715
	Shaanxi Construction Machinery Co. Ltd., Class A	24,440	21,624
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	89,700	284,214
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	31,342	88,203
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	40,253
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	32,045
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	18,200	44,975
Ω	Shandong Gold Mining Co. Ltd., Class H	41,250	71,828
	Shandong Head Group Co. Ltd., Class A	6,900	37,748
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	50,318
	Shandong Hi-speed Co. Ltd., Class A	12,100	9,406
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	143,948
	Shandong Humon Smelting Co. Ltd., Class A	22,300	33,261
	Shandong Linglong Tyre Co. Ltd., Class A	15,495	66,166
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	6,300	15,358
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	24,400	9,106
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	118,356
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	18,158
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	36,613
	Shandong Publishing & Media Co. Ltd., Class A	46,300	41,002

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	3,100	$63,612
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	112,008
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	705,600	882,607
	Shandong Xiantan Co. Ltd., Class A	21,200	29,585
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	104,200	68,042
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	18,900	26,104
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	54,955
	Shanghai AJ Group Co. Ltd., Class A	48,900	42,598
	Shanghai AtHub Co. Ltd., Class A	8,800	34,169
	Shanghai Bailian Group Co. Ltd., Class A	41,500	71,117
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	15,120	60,702
	Shanghai Baolong Automotive Corp., Class A	3,100	32,112
	Shanghai Baosight Software Co. Ltd., Class A	10,309	61,619
	Shanghai Belling Co. Ltd., Class A	14,800	47,254
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	1,232	23,465
	Shanghai Chinafortune Co. Ltd., Class A	16,400	29,895
	Shanghai Construction Group Co. Ltd., Class A	167,228	72,751
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	6,597	15,674
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	185
*	Shanghai Electric Group Co. Ltd., Class H	694,000	173,685
*	Shanghai Electric Power Co. Ltd., Class A	16,600	23,869
	Shanghai Environment Group Co. Ltd., Class A	24,600	36,697
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	15,854	28,594
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	23,500	85,163
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	77,000	274,915
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	93,000	37,577
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	4,760	14,755
	Shanghai Gench Education Group Ltd.	21,500	10,295
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	38,724
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	32,346
	Shanghai Industrial Development Co. Ltd., Class A	38,400	20,297
	Shanghai Industrial Holdings Ltd.	218,000	308,257
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	81,245
*	Shanghai International Airport Co. Ltd., Class A	5,000	38,320
	Shanghai International Port Group Co. Ltd., Class A	38,600	31,442
	Shanghai Jahwa United Co. Ltd., Class A	6,400	33,657
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	68,893
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	18,724
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	3,600	15,099
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	17,215	25,231
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	57,899
	Shanghai Kinetic Medical Co. Ltd., Class A	14,800	16,786
*	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	39,377
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	31,503
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	31,301
	Shanghai M&G Stationery, Inc., Class A	7,700	51,909
	Shanghai Maling Aquarius Co. Ltd., Class A	27,800	30,682
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	45,665
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,000	21,939
	Shanghai Moons' Electric Co. Ltd., Class A	6,800	34,097
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	285,300	429,637
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	22,187
	Shanghai Pudong Development Bank Co. Ltd., Class A	192,834	207,957
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	8,260	86,916
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	82,295
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	2,200	7,854
*	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	18,240
	Shanghai Shenda Co. Ltd., Class A	26,200	14,855
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	36,082

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	$30,707
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	21,927
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	66,682
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	36,367
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	50,635
	Shanghai Weaver Network Co. Ltd., Class A	2,160	11,390
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	21,017
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	16,631
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	75,100
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,300	71,353
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	25,409
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	45,405
	Shanxi Coking Co. Ltd., Class A	56,160	52,313
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	131,500	228,817
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	32,700	69,806
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	70,500	144,142
	Shanxi Meijin Energy Co. Ltd., Class A	51,700	87,422
	Shanxi Securities Co. Ltd., Class A	61,360	49,754
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	117,057
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	205,118
	Shanying International Holding Co. Ltd., Class A	140,300	57,943
	Shede Spirits Co. Ltd., Class A	6,500	157,647
	Shenergy Co. Ltd., Class A	31,800	27,760
*	Shengda Resources Co. Ltd., Class A	12,200	21,835
	Shenghe Resources Holding Co. Ltd., Class A	19,700	60,789
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	116,632
	Shengyi Technology Co. Ltd., Class A	40,831	96,437
	Shengyuan Environmental Protection Co. Ltd., Class A	4,700	15,899
	Shennan Circuits Co. Ltd., Class A	4,085	52,633
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	51,995
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	31,936
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	36,832
*	Shenzhen Airport Co. Ltd., Class A	46,800	47,637
	Shenzhen Aisidi Co. Ltd., Class A	36,600	47,252
*	Shenzhen Anche Technologies Co. Ltd., Class A	2,200	5,104
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	17,899
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	38,023
*	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	15,473
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	24,524
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	14,434
*	Shenzhen Comix Group Co. Ltd., Class A	8,600	8,692
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	19,004
	Shenzhen Desay Battery Technology Co., Class A	5,075	33,241
	Shenzhen Dynanonic Co. Ltd., Class A	540	28,783
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	9,693
	Shenzhen Energy Group Co. Ltd., Class A	33,500	31,839
	Shenzhen Envicool Technology Co. Ltd., Class A	3,900	18,141
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	58,736
	Shenzhen Expressway Corp. Ltd., Class H	178,000	164,112
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	37,400	71,354
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	5,400	43,349
	Shenzhen FRD Science & Technology Co. Ltd.	14,300	36,664
	Shenzhen Gas Corp. Ltd., Class A	35,600	37,850
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	27,475
	Shenzhen Goodix Technology Co. Ltd., Class A	1,800	15,587
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	29,122
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	38,851
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	35,832
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	19,771

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	$29,497
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	64,825
	Shenzhen International Holdings Ltd.	727,555	670,145
	Shenzhen Investment Ltd.	1,293,262	243,820
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	49,363
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	18,865
	Shenzhen Kaifa Technology Co. Ltd., Class A	44,800	78,221
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	2,720	13,486
	Shenzhen Kedali Industry Co. Ltd., Class A	1,100	23,721
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	15,900	22,879
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	47,382
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,400	33,809
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,400	31,583
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	38,001
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	17,029
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,821	164,475
*	Shenzhen MTC Co. Ltd., Class A	130,000	75,466
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	43,015
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	27,400
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	93,751
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,500	21,462
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	9,700	34,611
	Shenzhen SC New Energy Technology Corp., Class A	3,400	67,392
*	Shenzhen SDG Information Co. Ltd., Class A	17,200	16,942
	Shenzhen SEG Co. Ltd., Class A	23,000	21,631
	Shenzhen Senior Technology Material Co. Ltd., Class A	5,543	23,534
	Shenzhen Sunline Tech Co. Ltd., Class A	16,859	24,425
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	51,649
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	31,195
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	45,225
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	43,290
	Shenzhen Topband Co. Ltd., Class A	20,900	44,324
	Shenzhen Transsion Holdings Co. Ltd., Class A	5,567	58,713
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	7,103
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	32,421
*	Shenzhen World Union Group, Inc., Class A	62,600	28,721
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	27,433
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	56,596
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	15,316
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	67,712
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	31,929
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	51,843
	Shenzhou International Group Holdings Ltd.	140,000	1,472,543
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	46,327
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,340	70,248
#††	Shimao Group Holdings Ltd.	319,500	135,128
	Shinva Medical Instrument Co. Ltd., Class A	10,200	29,064
	Shoucheng Holdings Ltd.	738,800	127,182
	Shougang Fushan Resources Group Ltd.	925,525	329,473
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	35,187
	Shui On Land Ltd.	1,562,500	207,117
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	30,009
*	Sichuan Development Lomon Co. Ltd., Class A	39,300	83,880
	Sichuan Expressway Co. Ltd., Class H	138,000	34,639
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	35,648
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	119,776
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	7,040
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	26,919	88,050
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	22,586

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Road & Bridge Co. Ltd., Class A	79,500	$119,410
	Sichuan Shuangma Cement Co. Ltd., Class A	11,400	35,832
	Sichuan Swellfun Co. Ltd., Class A	4,400	46,674
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	5,900	16,768
	Sichuan Yahua Industrial Group Co. Ltd., Class A	15,200	65,948
	Sieyuan Electric Co. Ltd., Class A	11,000	72,418
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,583,000	226,133
*	Silver Grant International Holdings Group Ltd.	676,000	43,001
Ω	Simcere Pharmaceutical Group Ltd.	90,000	95,407
*	Sinco Pharmaceuticals Holdings Ltd.	224,000	36,447
	Sino Biopharmaceutical Ltd.	1,790,250	1,037,885
	Sino Wealth Electronic Ltd., Class A	6,292	41,018
	Sinocare, Inc., Class A	5,900	28,045
	Sinochem International Corp., Class A	74,300	71,815
	Sinofert Holdings Ltd.	910,000	125,280
	Sinofibers Technology Co. Ltd., Class A	6,400	45,148
	Sinolink Securities Co. Ltd., Class A	39,100	49,376
*	Sinolink Worldwide Holdings Ltd.	1,173,600	32,638
	Sinoma International Engineering Co., Class A	54,000	79,055
	Sinoma Science & Technology Co. Ltd., Class A	39,550	169,866
	Sinomach Automobile Co. Ltd., Class A	14,500	24,252
	Sino-Ocean Group Holding Ltd.	754,500	122,107
	Sinopec Engineering Group Co. Ltd., Class H	659,000	282,986
	Sinopec Kantons Holdings Ltd.	530,000	166,267
*	Sinopec Oilfield Service Corp., Class H	954,000	68,167
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,240,000	204,236
	Sinopharm Group Co. Ltd., Class H	524,400	1,201,498
	Sino-Platinum Metals Co. Ltd., Class A	6,630	17,172
	Sinoseal Holding Co. Ltd., Class A	2,800	16,162
	Sinosoft Co. Ltd., Class A	9,900	34,402
	Sinotrans Ltd., Class H	858,000	257,330
	Sinotruk Hong Kong Ltd.	435,500	514,593
	Skyworth Digital Co. Ltd., Class A	21,087	57,684
	Skyworth Group Ltd.	520,239	244,178
††	SMI Culture & Travel Group Holdings Ltd.	336,796	4,024
#Ω	Smoore International Holdings Ltd.	312,000	720,540
	Sobute New Materials Co. Ltd.	5,400	16,703
*	SOHO China Ltd.	1,005,000	175,394
*	Sohu.com Ltd., ADR	5,397	89,051
*	Solargiga Energy Holdings Ltd.	314,000	14,233
	Songcheng Performance Development Co. Ltd., Class A	6,400	12,174
	SooChow Securities Co. Ltd., Class A	22,620	22,196
*	South Manganese Investment Ltd.	460,000	56,931
	Southwest Securities Co. Ltd., Class A	65,000	36,912
*	Spring Airlines Co. Ltd., Class A	6,800	52,573
*	SPT Energy Group, Inc.	558,000	19,344
	SSY Group Ltd.	897,026	509,071
*††	Starrise Media Holdings Ltd.	122,000	1,772
	State Grid Information & Communication Co. Ltd., Class A	12,300	30,717
*	STO Express Co. Ltd., Class A	36,700	65,071
	Sumavision Technologies Co. Ltd., Class A	15,900	13,440
	Sun Art Retail Group Ltd.	775,000	228,485
*	Sun King Technology Group Ltd.	206,000	60,926
	Sun-Create Electronics Co. Ltd., Class A	1,170	5,499
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	25,496
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	17,469
	Sungrow Power Supply Co. Ltd., Class A	2,200	40,544
	Suning Universal Co. Ltd., Class A	97,900	52,678
*	Suning.com Co. Ltd., Class A	152,307	47,072

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	130,700	$1,768,188
*††Ω	Sunshine 100 China Holdings Ltd.	272,000	9,615
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	37,831
	Sunwoda Electronic Co. Ltd., Class A	12,682	54,188
	Suofeiya Home Collection Co. Ltd., Class A	11,900	31,457
	Suplet Power Co. Ltd., Class A	9,240	54,249
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	37,638
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	130,258
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	45,591
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	27,730
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	15,232
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	3,500	40,593
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,797	27,240
	SY Holdings Group Ltd.	49,500	34,961
	Symphony Holdings Ltd.	680,000	91,813
*	SYoung Group Co. Ltd., Class A	8,100	21,787
	Taiji Computer Corp. Ltd., Class A	5,319	15,517
*	Talkweb Information System Co. Ltd., Class A	14,800	15,021
*	Tangrenshen Group Co. Ltd., Class A	20,000	29,882
	Tangshan Jidong Cement Co. Ltd., Class A	37,308	53,515
	TangShan Port Group Co. Ltd., Class A	160,437	62,221
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	53,842
	Tansun Technology Co. Ltd., Class A	10,940	21,276
	TBEA Co. Ltd., Class A	66,500	246,995
	TCL Electronics Holdings Ltd.	327,666	156,097
	TCL Technology Group Corp., Class A	266,200	175,695
††	Tech-Pro, Inc.	1,538,000	2,508
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	14,669
	Ten Pao Group Holdings Ltd.	116,000	16,865
	Tencent Holdings Ltd.	442,200	17,090,504
*	Tencent Music Entertainment Group, ADR	188,545	793,774
††	Tenwow International Holdings Ltd.	224,000	2,035
	Three Squirrels, Inc., Class A	7,300	23,267
	Three's Co. Media Group Co. Ltd., Class A	1,013	14,726
	Thunder Software Technology Co. Ltd., Class A	1,190	25,190
	Tian An China Investment Co. Ltd.	148,000	76,212
	Tian Di Science & Technology Co. Ltd., Class A	122,500	91,667
*Ω	Tian Ge Interactive Holdings Ltd.	239,000	27,336
	Tiangong International Co. Ltd.	390,000	140,982
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	5,700	26,145
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	48,004
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	73,820
	Tianjin Guangyu Development Co. Ltd., Class A	32,600	62,959
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	15,500	51,016
	Tianjin Port Development Holdings Ltd.	1,154,000	89,816
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	16,908
	Tianjin Teda Co. Ltd., Class A	34,500	21,473
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	8,100	61,243
	Tianma Microelectronics Co. Ltd., Class A	37,800	54,640
#	Tianneng Power International Ltd.	346,000	405,580
	Tianshan Aluminum Group Co. Ltd., Class A	17,300	18,768
	Tianshui Huatian Technology Co. Ltd., Class A	60,300	79,437
*††	Tianyun International Holdings Ltd.	138,000	20,173
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	18,631
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	18,669
*	Tibet Summit Resources Co. Ltd., Class A	15,300	65,365
	Tibet Tianlu Co. Ltd., Class A	16,348	13,410
*	Tibet Water Resources Ltd.	405,000	26,864
	Times China Holdings Ltd.	158,000	31,414

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tingyi Cayman Islands Holding Corp.	598,000	$984,420
	Titan Wind Energy Suzhou Co. Ltd., Class A	30,700	81,282
	TK Group Holdings Ltd.	96,000	21,890
	Tofflon Science & Technology Group Co. Ltd., Class A	10,300	43,207
	Toly Bread Co. Ltd., Class A	24,276	50,580
	Tomson Group Ltd.	220,196	51,293
	Tong Ren Tang Technologies Co. Ltd., Class H	231,000	162,551
*	Tongcheng Travel Holdings Ltd.	275,600	526,840
*	Tongdao Liepin Group	16,000	20,650
*	Tongding Interconnection Information Co. Ltd., Class A	13,900	10,468
*	TongFu Microelectronics Co. Ltd., Class A	38,200	93,755
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	38,825	55,626
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	22,257
	Tongkun Group Co. Ltd., Class A	47,200	101,220
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	41,017
	Tongling Nonferrous Metals Group Co. Ltd., Class A	247,850	111,769
	Tongwei Co. Ltd., Class A	42,537	340,179
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	36,473
	Top Spring International Holdings Ltd.	91,000	12,736
*	Topchoice Medical Corp., Class A	2,200	47,962
	Topsec Technologies Group, Inc., Class A	32,900	44,910
Ω	Topsports International Holdings Ltd.	483,000	402,875
	Towngas Smart Energy Co. Ltd.	240,564	114,578
	Transfar Zhilian Co. Ltd., Class A	55,900	47,580
	TravelSky Technology Ltd., Class H	335,000	555,206
*	Trigiant Group Ltd.	330,000	25,696
*	Trip.com Group Ltd., ADR	76,161	1,963,431
*	Trip.com Group Ltd.	45,650	1,176,892
	TRS Information Technology Corp. Ltd., Class A	13,700	28,319
	Truly International Holdings Ltd.	670,000	150,653
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	20,987
	Tsingtao Brewery Co. Ltd., Class H	86,000	840,056
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	141,300	40,521
*	Tuniu Corp., Sponsored ADR	18,660	21,646
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	34,100	19,801
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,000	62,690
	Unilumin Group Co. Ltd., Class A	33,796	32,657
	Uni-President China Holdings Ltd.	628,000	574,471
	Unisplendour Corp. Ltd., Class A	21,300	58,800
	United Energy Group Ltd.	3,974,000	456,635
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	63,158
††	Untrade.CTEG	1,228,000	9,981
	Valiant Co. Ltd., Class A	15,700	42,277
	Vats Liquor Chain Store Management JSC Ltd.,Class A	8,000	44,499
	Vatti Corp. Ltd., Class A	27,300	25,550
Ω	VCredit Holdings Ltd.	23,000	9,536
#*Ω	Venus MedTech Hangzhou, Inc., Class H	48,500	86,921
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	46,158
	Vinda International Holdings Ltd.	110,000	292,664
*	Viomi Technology Co. Ltd., ADR	5,324	8,838
*	Vipshop Holdings Ltd., ADR	161,481	1,479,166
	Visual China Group Co. Ltd., Class A	8,500	16,062
*Ω	Viva Biotech Holdings	88,500	23,820
	Walvax Biotechnology Co. Ltd., Class A	3,000	19,366
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	11,400	19,443
*	Wanda Film Holding Co. Ltd., Class A	7,300	13,485
	Wangfujing Group Co. Ltd., Class A	14,800	47,217
	Wangneng Environment Co. Ltd., Class A	12,800	46,123
	Wangsu Science & Technology Co. Ltd., Class A	58,700	46,093

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wanhua Chemical Group Co. Ltd., Class A	37,900	$471,628
	Want Want China Holdings Ltd.	1,438,000	1,170,302
	Wanxiang Qianchao Co. Ltd., Class A	70,300	68,815
	Wasion Holdings Ltd.	254,000	90,719
	Wasu Media Holding Co. Ltd., Class A	48,500	53,563
*	Weibo Corp., Sponsored ADR	20,577	395,490
	Weichai Power Co. Ltd., Class H	787,000	1,125,165
	Weifu High-Technology Group Co. Ltd., Class A	15,900	46,104
	Weihai Guangwei Composites Co. Ltd., Class A	5,600	58,358
	Weiqiao Textile Co., Class H	176,000	34,761
*	Wellhope Foods Co. Ltd., Class A	19,600	30,486
	West China Cement Ltd.	1,502,000	175,992
	Western Securities Co. Ltd., Class A	63,600	60,168
	Western Superconducting Technologies Co. Ltd., Class A	3,120	46,383
	Wharf Holdings Ltd.	417,000	1,524,925
	Will Semiconductor Co. Ltd., Class A	2,025	31,708
*	WiMi Hologram Cloud, Inc., ADR	5,515	10,148
	Wingtech Technology Co. Ltd., Class A	1,500	15,313
	Winning Health Technology Group Co. Ltd., Class A	19,200	22,616
	Wolong Electric Group Co. Ltd., Class A	27,800	60,786
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	86,460
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,600	53,472
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	20,412
	Wuhan Guide Infrared Co. Ltd., Class A	23,772	43,934
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	35,276
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	11,570	51,234
	Wuhu Token Science Co. Ltd., Class A	56,700	60,542
	Wuliangye Yibin Co. Ltd., Class A	22,600	599,318
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	63,791
	Wushang Group Co. Ltd., Class A	15,200	24,148
Ω	WuXi AppTec Co. Ltd., Class H	24,639	298,481
*Ω	Wuxi Biologics Cayman, Inc.	85,000	813,630
	Wuxi Boton Technology Co. Ltd., Class A	6,600	16,979
	Wuxi NCE Power Co. Ltd., Class A	4,060	75,950
	Wuxi Shangji Automation Co. Ltd., Class A	5,194	126,209
	Wuxi Taiji Industry Co. Ltd., Class A	58,300	62,768
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	20,384
*	XCMG Construction Machinery Co. Ltd., Class A	134,800	112,065
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	212,000	90,492
	Xiamen C & D, Inc., Class A	57,000	95,062
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	12,045	14,346
	Xiamen Faratronic Co. Ltd., Class A	2,600	80,690
	Xiamen International Airport Co. Ltd., Class A	5,200	11,641
	Xiamen International Port Co. Ltd., Class H	488,000	135,561
	Xiamen Intretech, Inc., Class A	21,020	62,808
	Xiamen ITG Group Corp. Ltd., Class A	48,620	50,079
*	Xiamen Jihong Technology Co. Ltd., Class A	9,000	16,107
	Xiamen Kingdomway Group Co., Class A	12,523	40,005
	Xiamen Tungsten Co. Ltd., Class A	24,400	97,495
	Xiamen Xiangyu Co. Ltd., Class A	52,100	64,386
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	14,100	22,436
	Xi'an Triangle Defense Co. Ltd., Class A	6,000	41,133
	Xiandai Investment Co. Ltd., Class A	58,000	38,919
	Xianhe Co. Ltd., Class A	10,700	43,060
#*Ω	Xiaomi Corp., Class B	2,611,400	4,107,171
	Xilinmen Furniture Co. Ltd., Class A	8,700	38,390
*	Xinchen China Power Holdings Ltd.	170,000	10,822
	Xinfengming Group Co. Ltd., Class A	40,600	60,262
	Xingda International Holdings Ltd.	462,938	89,020

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xingfa Aluminium Holdings Ltd.	55,000	$60,188
	Xinhu Zhongbao Co. Ltd., Class A	168,300	66,263
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	89,391
	Xinhuanet Co. Ltd., Class A	8,300	20,758
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	197,747	353,275
	Xinjiang Tianshan Cement Co. Ltd., Class A	24,600	41,698
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	17,743
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	45,702
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	56,192
	Xinte Energy Co. Ltd., Class H	97,600	259,465
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	20,751
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	67,396
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	33,700	83,890
	Xinyi Energy Holdings Ltd.	428,000	216,710
	Xinyi Solar Holdings Ltd.	1,162,273	1,974,481
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	63,980
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	18,040
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	9,100	27,305
	Xtep International Holdings Ltd.	390,107	634,421
	Xuji Electric Co. Ltd., Class A	15,700	51,764
*	Xunlei Ltd., ADR	27,524	46,516
Ω	Yadea Group Holdings Ltd.	342,000	737,569
*	YaGuang Technology Group Co. Ltd., Class A	23,100	22,111
*	Yanchang Petroleum International Ltd.	1,580,000	11,136
	Yangling Metron New Material, Inc., Class A	3,120	35,477
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	36,500	66,308
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,800	53,963
	Yankershop Food Co. Ltd., Class A	3,600	48,347
	Yankuang Energy Group Co. Ltd., Class H	598,000	1,868,637
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	28,165
	Yantai China Pet Foods Co. Ltd., Class A	6,800	25,522
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	27,733
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	39,444
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	73,617
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	11,910
	Yantai Tayho Advanced Materials Co. Ltd., Class A	20,300	47,666
	Yantai Zhenghai Bio-tech Co. Ltd.	3,600	26,545
*	Yashili International Holdings Ltd.	408,000	56,628
	Yealink Network Technology Corp. Ltd., Class A	5,000	56,395
	Yeebo International Holdings Ltd.	76,000	29,843
	YGSOFT, Inc., Class A	18,960	19,282
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	103,804
*	Yida China Holdings Ltd.	84,000	2,402
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	48,636
	Yihai International Holding Ltd.	139,000	407,168
	Yijiahe Technology Co. Ltd., Class A	2,884	30,521
#	Yincheng International Holding Co. Ltd.	70,000	26,617
	Yintai Gold Co. Ltd., Class A	61,060	98,464
	Yipinhong Pharmaceutical Co. Ltd., Class A	4,112	17,145
	Yip's Chemical Holdings Ltd.	84,000	45,985
*	Yiren Digital Ltd., Sponsored ADR	18,856	24,324
*Ω	Yixin Group Ltd.	251,000	31,077
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	47,889
	YongXing Special Materials Technology Co. Ltd., Class A	2,900	61,727
	Yonyou Network Technology Co. Ltd., Class A	4,300	13,342
	Yotrio Group Co. Ltd., Class A	69,200	36,237
	Youngor Group Co. Ltd., Class A	88,720	85,911
*	Youzu Interactive Co. Ltd., Class A	23,100	31,078
	YTO Express Group Co. Ltd., Class A	27,900	80,098

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yuan Heng Gas Holdings Ltd.	276,000	$17,882
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	26,590
	Yuexiu Property Co. Ltd.	670,800	838,039
	Yuexiu Transport Infrastructure Ltd.	238,000	133,239
#	Yum China Holdings, Inc.	59,601	2,900,330
	Yunda Holding Co. Ltd., Class A	48,610	130,669
	Yunnan Aluminium Co. Ltd., Class A	64,800	96,845
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	40,150
	Yunnan Copper Co. Ltd., Class A	41,200	70,492
	Yunnan Energy New Material Co. Ltd., Class A	3,100	98,546
	Yunnan Tin Co. Ltd., Class A	46,900	104,855
	Yusys Technologies Co. Ltd., Class A	6,900	15,621
	Yutong Bus Co. Ltd., Class A	43,440	50,850
	ZBOM Home Collection Co. Ltd., Class A	5,040	16,014
	Zepp Health Corp., ADR	13,879	24,149
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	65,931
*	Zhaojin Mining Industry Co. Ltd., Class H	321,000	306,607
	Zhefu Holding Group Co. Ltd., Class A	68,000	47,580
*	Zhejiang Century Huatong Group Co. Ltd., Class A	88,780	59,160
	Zhejiang China Commodities City Group Co. Ltd., Class A	122,600	96,415
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	60,593
	Zhejiang Communications Technology Co. Ltd.	23,300	23,746
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	16,151
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,700	31,930
	Zhejiang Dahua Technology Co. Ltd., Class A	36,344	80,014
	ZheJiang Dali Technology Co. Ltd., Class A	6,600	14,513
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	56,440
	Zhejiang Expressway Co. Ltd., Class H	400,000	321,949
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	8,900	20,731
	Zhejiang Hailiang Co. Ltd., Class A	63,100	112,805
	Zhejiang Hangmin Co. Ltd., Class A	18,000	14,099
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	38,251
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	28,089
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	12,800	38,824
	Zhejiang Huayou Cobalt Co. Ltd., Class A	5,980	74,901
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	58,891
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	17,922
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	20,903
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	68,510
*	Zhejiang Jingu Co. Ltd., Class A	27,500	34,629
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	32,384
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,900	35,613
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	47,429
	Zhejiang Juhua Co. Ltd., Class A	44,800	115,201
	Zhejiang Longsheng Group Co. Ltd., Class A	72,600	106,983
	Zhejiang Medicine Co. Ltd., Class A	26,043	55,057
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	29,891
	Zhejiang Narada Power Source Co. Ltd., Class A	25,000	68,052
	Zhejiang NHU Co. Ltd., Class A	38,676	118,406
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	37,083
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	30,445
	Zhejiang Runtu Co. Ltd., Class A	37,200	44,241
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	53,162
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	26,805
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	4,620	15,014
	Zhejiang Supor Co. Ltd., Class A	8,250	57,512
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,410	37,124
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	28,553
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	41,750

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	$61,126
	Zhejiang Wanma Co. Ltd., Class A	18,100	24,412
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	17,277	75,406
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	68,657
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	48,858
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	22,833
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	63,976
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	21,259
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	18,512
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	56,730
	Zhejiang Yongtai Technology Co. Ltd., Class A	11,200	51,202
	Zhende Medical Co. Ltd., Class A	3,200	18,889
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	143,788
*	Zheshang Securities Co. Ltd., Class A	34,300	54,570
*	Zhong An Group Ltd.	1,185,000	39,333
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	128,800	327,051
	Zhongji Innolight Co. Ltd., Class A	6,100	29,724
	Zhongjin Gold Corp. Ltd., Class A	30,000	32,263
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	50,716
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	22,514
	Zhongsheng Group Holdings Ltd.	142,000	812,940
*	Zhongtian Financial Group Co. Ltd., Class A	187,255	48,440
	Zhongyu Energy Holdings Ltd.	189,477	162,108
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	20,082
Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	162,293
	Zhuguang Holdings Group Co. Ltd.	206,000	28,319
	Zhuhai Bojay Electronics Co. Ltd., Class A	2,300	14,394
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	13,600	16,231
	Zhuzhou CRRC Times Electric Co.	121,500	521,764
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	5,600	43,520
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	125,655
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	65,380	73,069
	Zijin Mining Group Co. Ltd., Class H	918,000	1,075,723
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	211,497
	ZTE Corp., Class H	213,360	459,138
	ZTO Express Cayman, Inc., ADR	37,288	954,200
TOTAL CHINA			305,898,340
COLOMBIA — (0.0%)
*	BAC Holding International Corp.	549,788	34,626
	Banco de Bogota SA	4,188	40,542
	Bancolombia SA, Sponsored ADR	5,146	149,080
	Bancolombia SA	11,677	98,030
	Celsia SA ESP	133,798	110,484
	Cementos Argos SA	60,870	55,375
*	CEMEX Latam Holdings SA	45,944	30,426
*	Corp. Financiera Colombiana SA	31,755	145,183
	Ecopetrol SA	314,022	167,010
	Grupo Argos SA	74,124	209,214
	Grupo Aval Acciones y Valores SA, ADR	15,916	56,820
	Grupo Energia Bogota SA ESP	61,864	27,432
	Interconexion Electrica SA ESP	26,490	127,290
	Mineros SA	60,974	31,291
	Promigas SA ESP	11,599	15,828
TOTAL COLOMBIA			1,298,631
CZECH REPUBLIC — (0.0%)
	CEZ AS	19,780	898,866

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CZECH REPUBLIC — (Continued)
	Komercni Banka AS	9,798	$247,560
Ω	Moneta Money Bank AS	68,535	228,318
	Philip Morris CR AS	107	73,755
TOTAL CZECH REPUBLIC			1,448,499
DENMARK — (1.6%)
*	ALK-Abello AS	37,080	740,329
	Alm Brand AS	295,280	444,367
	Ambu AS, Class B	5,839	66,385
	AP Moller - Maersk AS, Class A	218	584,016
	AP Moller - Maersk AS, Class B	228	622,516
#*	Bang & Olufsen AS	38,004	79,810
	BankNordik P/F	1,133	19,620
#*	Bavarian Nordic AS	21,834	1,082,671
#*	Bioporto A/S	43,970	9,249
*	Brodrene Hartmann AS	1,589	59,418
	Carlsberg AS, Class B	13,795	1,784,271
	Chemometec AS	3,355	400,763
	Chr Hansen Holding AS	22,052	1,443,365
	Coloplast AS, Class B	6,569	768,829
	Columbus AS	29,642	34,604
	D/S Norden AS	14,223	620,658
	Danske Bank AS	82,240	1,150,069
*	Demant AS	21,151	805,763
	Dfds AS	14,528	520,663
*	Drilling Co. of 1972 AS	4,096	194,388
	DSV AS	9,916	1,670,876
#	FLSmidth & Co. AS	16,862	463,153
*	Genmab AS	6,427	2,286,854
#	GN Store Nord AS	44,914	1,564,090
	H Lundbeck AS	107,865	533,135
*	H+H International A/S, Class B	9,383	191,398
*	ISS AS	48,840	853,554
	Jeudan AS	1,225	48,196
*	Jyske Bank AS	23,137	1,210,910
	Matas AS	11,391	122,215
*Ω	Netcompany Group AS	4,599	257,899
*	Nilfisk Holding AS	11,981	283,166
*	NKT AS	13,785	706,277
*Ω	NNIT AS	2,705	26,807
	North Media AS	2,639	27,602
	Novo Nordisk AS, Class B	142,160	16,557,909
	Novozymes AS, Class B	15,493	989,697
*	NTG Nordic Transport Group AS, Class A	2,754	121,420
Ω	Orsted AS	6,113	711,655
	Pandora AS	38,224	2,839,726
*	Parken Sport & Entertainment AS	2,257	26,668
	Per Aarsleff Holding AS	8,213	252,864
	Ringkjoebing Landbobank AS	9,915	1,113,384
	Rockwool International AS, Class A	1,772	436,669
	Rockwool International AS, Class B	2,311	572,664
	Royal Unibrew AS	19,787	1,687,506
*	RTX AS	3,370	78,133
Ω	Scandinavian Tobacco Group AS, Class A	23,976	459,195
	Schouw & Co. AS	5,347	398,116
	SimCorp AS	15,314	1,143,010
	Solar AS, Class B	2,972	279,502
	SP Group AS	1,241	55,733
	Spar Nord Bank AS	38,522	441,386

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Sparekassen Sjaelland-Fyn AS	1,733	$37,381
	Sydbank AS	27,804	853,835
*	Tivoli AS	652	72,453
	Topdanmark AS	16,733	815,807
*	TORM PLC, Class A	14,637	239,202
	Tryg AS	47,378	1,080,282
	UIE PLC	639	184,847
	Vestas Wind Systems AS	70,352	1,849,113
*	Zealand Pharma AS	7,652	138,007
TOTAL DENMARK			55,114,050
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE,GDR	80,444	147,696
*	Egyptian Financial Group-Hermes Holding Co., GDR	8,263	13,220
TOTAL EGYPT			160,916
FINLAND — (1.0%)
	Aktia Bank Oyj	18,893	181,168
	Alma Media Oyj	7,872	82,368
	Anora Group Oyj	1,614	13,715
	Atria Oyj	5,381	51,198
#	Bittium Oyj	6,855	36,682
	Cargotec Oyj, Class B	11,454	405,092
	Caverion Oyj	25,006	124,710
	Citycon Oyj	15,706	111,746
	Digia Oyj	4,257	32,323
	Elisa Oyj	27,957	1,546,164
Ω	Enento Group Oyj	1,242	29,897
	eQ Oyj	496	11,419
#*	Finnair Oyj	353,053	145,145
	Fiskars Oyj Abp	10,162	200,736
	Fortum Oyj	38,169	428,420
*	F-Secure Oyj	16,659	51,675
	Harvia Oyj	1,425	30,407
#	HKScan Oyj, Class A	20,452	24,370
	Huhtamaki Oyj	43,186	1,683,328
	Kamux Corp.	6,742	55,593
	Kemira Oyj	76,521	971,603
	Kesko Oyj, Class A	25,288	572,939
	Kesko Oyj, Class B	85,416	2,112,608
	Kojamo Oyj	28,584	509,920
	Kone Oyj, Class B	37,069	1,694,106
	Konecranes Oyj	23,775	638,331
#	Lassila & Tikanoja Oyj	17,978	210,951
	Marimekko Oyj	725	10,079
	Metsa Board Oyj, Class A	945	9,602
	Metsa Board Oyj, Class B	59,913	534,111
	Metso Outotec Oyj	105,713	873,897
#	Musti Group Oyj	2,484	51,484
	Neste Oyj	25,732	1,323,172
	Nokia Oyj	423,577	2,206,300
	Nokia Oyj, Sponsored ADR	124,601	645,433
	Nokian Renkaat Oyj	52,616	622,330
	Nordea Bank Abp	204,982	2,021,099
	Olvi Oyj, Class A	5,575	205,252
	Oma Saastopankki Oyj	1,744	38,962
	Oriola Oyj, Class A	5,192	10,580
	Oriola Oyj, Class B	71,422	145,120

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Orion Oyj, Class A	8,341	$398,087
	Orion Oyj, Class B	38,175	1,822,379
	Outokumpu Oyj	140,430	618,286
	Pihlajalinna Oyj	2,234	24,272
	Ponsse Oyj	3,929	105,745
	Raisio Oyj, Class V	26,865	59,588
	Rapala VMC Oyj	4,345	25,070
	Revenio Group Oyj	7,382	380,243
	Sampo Oyj, Class A	56,002	2,419,439
	Sanoma Oyj	46,595	658,184
	Scanfil Oyj	2,546	18,790
	Stora Enso Oyj, Class R	132,759	2,053,209
	Taaleri Oyj	2,827	30,256
	Teleste Oyj	754	2,926
Ω	Terveystalo Oyj	13,460	126,436
	TietoEVRY Oyj	27,130	737,934
	Tokmanni Group Corp.	24,258	319,096
	UPM-Kymmene Oyj	78,731	2,494,966
	Uponor Oyj	16,645	250,594
	Vaisala Oyj, Class A	4,331	199,829
	Valmet Oyj	88,004	2,448,919
	Verkkokauppa.com Oyj	1,289	5,374
	Wartsila OYJ Abp	94,983	834,571
*	WithSecure Oyj	16,659	30,251
	YIT Oyj	51,764	176,082
TOTAL FINLAND			36,894,561
FRANCE — (5.0%)
	ABC arbitrage	10,604	75,835
*	Accor SA	32,700	848,529
#*	Aeroports de Paris	1,514	209,192
	Air Liquide SA	24,638	3,387,291
	Airbus SE	43,814	4,724,099
	AKWEL	4,438	79,921
	Albioma SA	14,179	723,164
#	Alstom SA	44,570	1,059,237
	Altamir	4,354	112,992
	Alten SA	9,932	1,345,190
Ω	Amundi SA	9,370	508,742
	Arkema SA	34,993	3,315,081
	Assystem SA	2,373	89,407
#*	Atari SA	4,386	598
#*	Atos SE	33,872	417,591
	Aubay	3,407	181,160
	AXA SA	141,282	3,255,492
	Axway Software SA	3,324	64,471
#	Bastide le Confort Medical	1,878	70,682
	Beneteau SA	17,013	195,642
#	Bigben Interactive	6,565	98,956
	BioMerieux	9,187	994,376
	BNP Paribas SA	75,527	3,568,446
	Boiron SA	3,519	164,593
	Bollore SE	192,166	970,219
#	Bonduelle SCA	9,646	129,721
*††	Bourbon Corp.	4,401	0
	Bouygues SA	76,559	2,314,358
#	Bureau Veritas SA	44,389	1,224,276
	Burelle SA	16	8,391
	Capgemini SE	14,309	2,729,253

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Carrefour SA	182,950	$3,117,842
#*	Casino Guichard Perrachon SA	18,513	218,347
	Catana Group	7,299	54,538
	CBo Territoria	9,164	34,032
	Cegedim SA	2,736	58,608
*	CGG SA	315,177	281,504
	Chargeurs SA	6,064	103,959
	Cie de Saint-Gobain	91,785	4,279,918
*	Cie des Alpes	11,970	210,156
	Cie Generale des Etablissements Michelin SCA	177,652	4,971,514
	Cie Plastic Omnium SA	32,863	614,649
#*	Claranova SE	4,482	17,605
*	Coface SA	41,198	431,460
	Credit Agricole SA	65,620	604,611
	Danone SA	34,118	1,881,238
	Dassault Aviation SA	2,660	380,440
	Dassault Systemes SE	13,035	559,093
	Derichebourg SA	50,289	320,533
	Edenred	32,456	1,665,983
	Eiffage SA	35,461	3,327,624
	Electricite de France SA	67,749	822,761
	Electricite de Strasbourg SA	236	25,233
*Ω	Elior Group SA	42,103	136,822
	Elis SA	68,675	1,025,033
	Engie SA	248,772	3,077,891
	Equasens	734	63,943
	Eramet SA	4,210	445,655
*	ESI Group	594	42,171
	EssilorLuxottica SA	11,553	1,811,306
	Etablissements Maurel et Prom SA	23,457	123,964
	Eurazeo SE	12,738	909,844
*	Euroapi SA	1,821	30,720
	Eurofins Scientific SE	25,027	1,951,064
Ω	Euronext NV	26,067	2,123,902
	Eutelsat Communications SA	78,756	599,311
	Exel Industries, Class A	664	31,078
*	Faurecia SE	49,323	891,929
	Fnac Darty SA	9,670	387,890
	Gaztransport Et Technigaz SA	7,924	1,092,910
	Getlink SE	34,722	694,937
*	GL Events	2,338	44,753
#	Groupe Crit	1,957	122,196
*	Groupe Gorge SA	782	15,362
	Guerbet	2,805	57,873
	Haulotte Group SA	4,122	14,567
	Hermes International	2,489	3,414,768
	HEXAOM	1,748	46,835
*	ID Logistics Group	1,050	339,977
	Imerys SA	14,116	478,341
	Infotel SA	672	36,816
	Ipsen SA	9,995	1,011,066
	IPSOS	18,653	956,072
	Jacquet Metals SACA	7,037	126,752
*	JCDecaux SA	31,152	502,373
#	Kaufman & Broad SA	9,388	260,646
	Kering SA	5,623	3,219,117
	Korian SA	31,391	464,470
Ω	La Francaise des Jeux SAEM	20,101	717,968
	Laurent-Perrier	384	39,117

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Lectra	12,530	$440,413
	Legrand SA	27,382	2,241,726
	Linedata Services	2,487	93,021
	LISI	10,273	242,047
#	LNA Sante SA	2,659	91,060
	L'Oreal SA	6,353	2,401,798
	LVMH Moet Hennessy Louis Vuitton SE	21,810	15,143,861
Ω	Maisons du Monde SA	11,816	126,295
	Manitou BF SA	3,915	74,519
	Manutan International	283	19,375
	Mersen SA	7,475	262,981
	Metropole Television SA	18,765	247,181
#*	Nacon SA	2,954	16,550
	Nexans SA	10,687	1,026,429
	Nexity SA	19,250	473,063
#*	Nicox	5,712	10,658
	NRJ Group	7,862	51,371
#	Oeneo SA	10,332	155,338
*	OL Groupe SA	7,499	22,305
	Orange SA	535,579	5,472,777
#*	Orpea SA	11,147	277,551
	Pernod Ricard SA	5,241	1,029,565
#	Plastiques Du Val De Loire	5,908	24,531
*	Prodways Group SA	1,173	3,553
	Publicis Groupe SA	52,648	2,801,681
	Quadient SA	14,778	287,722
#*††	Recylex SA	5,631	1,994
#	Remy Cointreau SA	2,397	473,545
*	Renault SA	53,687	1,587,223
	Rexel SA	90,924	1,615,942
	Robertet SA	144	134,812
	Rothschild & Co.	11,162	411,061
	Rubis SCA	18,143	443,437
	Safran SA	4,941	543,093
	Sanofi	41,889	4,162,657
	Sartorius Stedim Biotech	2,227	890,888
	Savencia SA	2,162	127,275
	Schneider Electric SE	20,536	2,840,231
#	SCOR SE	63,064	1,109,770
	SEB SA	9,099	766,049
	Seche Environnement SA	808	67,941
	SES SA	161,593	1,219,502
*Ω	SMCP SA	5,952	32,408
	Societe BIC SA	9,439	533,333
	Societe Generale SA	96,106	2,153,389
	Societe LDC SA	263	26,246
	Societe pour l'Informatique Industrielle	3,659	173,011
	Sodexo SA	15,108	1,227,579
*	SOITEC	3,311	529,965
#*	Solocal Group	29,165	29,620
	Somfy SA	2,527	319,535
	Sopra Steria Group SACA	7,112	1,185,080
	SPIE SA	40,989	984,348
	Stef SA	2,121	202,465
#	STMicroelectronics NV	49,318	1,866,367
#	STMicroelectronics NV	9,590	363,845
	Sword Group	2,456	101,473
	Synergie SE	3,392	101,577
*	Technicolor SA	19,026	60,962

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Technip Energies NV	47,172	$557,114
	Teleperformance	9,074	3,034,354
	Television Francaise 1	34,570	238,142
	Thales SA	17,041	2,119,212
	Thermador Groupe	1,402	117,986
#	Tikehau Capital SCA	5,607	138,724
	Totalenergies EP Gabon	398	67,945
#	TotalEnergies SE	298,533	15,248,276
	Trigano SA	4,185	409,484
*	Ubisoft Entertainment SA	30,533	1,299,924
	Union Financiere de France BQE SA	1,562	24,298
	Valeo	99,257	2,132,043
*	Vallourec SA	41,437	383,959
	Veolia Environnement SA, ADR	1,217	30,559
	Veolia Environnement SA	46,913	1,173,334
Ω	Verallia SA	16,856	431,457
	Vetoquinol SA	997	125,163
	Vicat SA	8,127	211,885
	Vilmorin & Cie SA	2,607	107,826
	Vinci SA	46,591	4,466,155
	Virbac SA	1,167	431,038
	Vivendi SE	79,003	750,002
	Vranken-Pommery Monopole SA	1,450	26,332
	Wavestone	2,037	106,367
*Ω	Worldline SA	38,533	1,700,763
*Ω	X-Fab Silicon Foundries SE	8,321	55,569
*	Xilam Animation SA	1,060	43,602
TOTAL FRANCE			178,913,499
GERMANY — (4.0%)
	1&1 AG	17,347	300,577
	7C Solarparken AG	12,717	67,931
*	Aareal Bank AG	24,766	805,537
#	Adesso SE	806	139,644
	Adidas AG	13,360	2,311,166
	All for One Group SE	816	43,031
	Allgeier SE	1,536	52,741
	Allianz SE	22,732	4,128,269
	Allianz SE, Sponsored ADR	14,883	269,382
	Amadeus Fire AG	1,040	116,199
	Aroundtown SA	161,847	519,048
	Atoss Software AG	1,346	212,389
	Aurubis AG	15,226	1,099,273
	BASF SE	108,518	4,836,124
#	Basler AG	4,284	163,226
*	Bauer AG	7,011	62,317
	Bayer AG, Sponsored ADR	1,092	15,856
	Bayer AG	103,319	6,026,622
	Bayerische Motoren Werke AG	46,437	3,794,522
	BayWa AG	6,370	274,190
	Bechtle AG	18,176	840,710
Ω	Befesa SA	3,457	160,130
	Beiersdorf AG	2,357	243,065
	Bertrandt AG	2,454	91,652
#*	bet-at-home.com AG	1,209	11,896
*	Bijou Brigitte AG	671	18,437
	Bilfinger SE	13,078	395,185
*	Borussia Dortmund GmbH & Co. KGaA	16,959	66,153
	Brenntag SE	45,305	3,182,454

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CANCOM SE	5,007	$171,163
	Carl Zeiss Meditec AG	5,061	738,601
	CECONOMY AG	68,480	138,113
	CENIT AG	3,712	61,552
	Cewe Stiftung & Co. KGAA	4,089	351,153
*	Commerzbank AG	371,066	2,542,221
	CompuGroup Medical SE & Co. KgaA	9,159	397,027
	Continental AG	26,766	1,906,841
Ω	Covestro AG	72,681	2,451,194
	CropEnergies AG	12,538	184,773
*	CTS Eventim AG & Co. KGaA	13,966	769,293
*	Daimler Truck Holding AG	82,576	2,256,385
#*Ω	Delivery Hero SE	3,630	175,134
	Dermapharm Holding SE	5,161	290,763
#	Deutsche Bank AG	255,428	2,233,378
	Deutsche Beteiligungs AG	7,006	202,209
	Deutsche Boerse AG	11,526	2,012,040
#*	Deutsche Lufthansa AG	125,694	773,754
Ω	Deutsche Pfandbriefbank AG	56,777	524,809
	Deutsche Post AG	93,242	3,724,073
	Deutsche Telekom AG	405,378	7,701,766
	Deutz AG	57,564	240,324
	DIC Asset AG	13,392	152,327
	DMG Mori AG	3,732	155,685
	Dr Hoenle AG	1,020	23,928
	Draegerwerk AG & Co. KGaA	1,349	61,403
	Duerr AG	23,694	589,097
	E.ON SE	513,766	4,618,294
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,348	104,117
	EDAG Engineering Group AG	4,778	55,669
	Elmos Semiconductor SE	2,084	100,935
	ElringKlinger AG	12,064	96,558
	Encavis AG	18,353	401,614
	Energiekontor AG	4,020	394,543
	Evonik Industries AG	58,278	1,243,051
	Fielmann AG	8,958	362,102
	First Sensor AG	400	23,886
#*	flatexDEGIRO AG	7,288	74,128
	FORTEC Elektronik AG	461	11,127
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	661,111
	Freenet AG	53,644	1,263,136
	Fresenius Medical Care AG & Co. KGaA	35,908	1,331,234
	Fresenius SE & Co. KGaA	62,678	1,603,865
	Fuchs Petrolub SE	10,178	260,048
*	Gateway Real Estate AG	1,481	7,309
	GEA Group AG	19,576	730,725
#	Gerresheimer AG	14,689	882,301
*	Gesco AG	3,358	90,353
	GFT Technologies SE	10,615	479,743
*	GK Software SE	208	27,693
*	Grammer AG	1,202	14,022
	Grand City Properties SA	22,662	309,080
	GRENKE AG	3,832	100,621
*	H&R GmbH & Co. KGaA	5,091	33,442
	Hamburger Hafen und Logistik AG	12,923	180,111
	Hannover Rueck SE	5,621	797,322
#Ω	Hapag-Lloyd AG	2,871	989,080
	Hawesko Holding AG	778	33,306
	HeidelbergCement AG	37,857	1,928,322

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Heidelberger Druckmaschinen AG	124,613	$191,254
#*	HelloFresh SE	8,231	227,503
	Henkel AG & Co. KGaA	8,415	530,606
	Hensoldt AG	6,642	170,297
*	Highlight Communications AG	2,448	9,288
	Hochtief AG	1,992	106,920
	Hornbach Holding AG & Co. KGaA	3,557	279,189
	Hugo Boss AG	21,212	1,253,467
*	Hypoport SE	949	197,251
#	Indus Holding AG	9,144	219,264
	Infineon Technologies AG	35,225	966,027
	Infineon Technologies AG, ADR	2,548	69,688
Ω	Instone Real Estate Group SE	7,603	83,299
	IVU Traffic Technologies AG	3,385	55,799
	Jenoptik AG	10,649	257,922
Ω	JOST Werke AG	3,836	159,475
	K+S AG	81,739	1,723,567
	KION Group AG	37,408	1,706,276
	Kloeckner & Co. SE	35,562	348,529
	Knaus Tabbert AG	731	22,063
	Knorr-Bremse AG	11,542	687,621
*	Koenig & Bauer AG	6,842	103,779
#	Kontron AG	11,418	170,130
	Krones AG	3,585	312,361
	KWS Saat SE & Co. KGaA	2,941	179,692
	Lanxess AG	30,625	1,126,258
	LEG Immobilien SE	13,349	1,212,693
	Leifheit AG	2,142	38,433
#*	Leoni AG	8,992	69,454
*	Manz AG	584	21,386
*	Medigene AG	4,850	12,441
	Mercedes-Benz Group AG	116,609	6,876,897
	Merck KGaA	3,937	749,843
*	METRO AG	84,932	690,251
	MLP SE	21,650	126,668
	MTU Aero Engines AG	4,373	845,359
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	1,617,547
#*	Nagarro SE	2,031	238,191
	Nemetschek SE	14,754	987,730
	New Work SE	996	133,316
	Nexus AG	2,162	115,505
#*	Nordex SE	26,640	258,853
	Norma Group SE	10,494	195,776
	OHB SE	2,856	98,022
	Patrizia AG	13,156	169,824
	Pfeiffer Vacuum Technology AG	1,648	260,566
	PNE AG	25,311	402,905
	Progress-Werk Oberkirch AG	638	18,640
	ProSiebenSat.1 Media SE	84,797	725,245
	PSI Software AG	1,986	49,636
	Puma SE	20,539	1,385,916
*	PVA TePla AG	854	18,655
*	q.beyond AG	47,394	53,639
*	QIAGEN NV	36,661	1,826,605
#	Rational AG	995	693,560
	Rheinmetall AG	20,377	3,736,674
	RTL Group SA	14,468	568,322
	RWE AG	80,928	3,329,212
	SAF-Holland SE	20,283	164,073

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Salzgitter AG	18,233	$464,224
	SAP SE	24,702	2,304,022
	Schloss Wachenheim AG	576	9,948
#Ω	Scout24 SE	13,185	753,766
	Secunet Security Networks AG	408	118,019
*	SGL Carbon SE	3,031	22,958
	Siemens AG	29,506	3,291,216
#*	Siemens Energy AG	54,672	908,511
Ω	Siemens Healthineers AG	3,518	180,275
	Siltronic AG	9,824	797,594
	Sixt SE	6,009	733,589
#*	SMA Solar Technology AG	1,185	64,656
*	SNP Schneider-Neureither & Partner SE	340	9,609
	Softing AG	1,374	9,740
#	Software AG	15,029	406,031
	Stabilus SE	7,794	439,254
	Stemmer Imaging AG	274	9,545
	STRATEC SE	2,427	223,875
	Stroeer SE & Co. KGaA	12,131	530,583
	Suedzucker AG	26,780	377,795
#	SUESS MicroTec SE	6,740	106,567
	Surteco Group SE	3,208	76,982
	Symrise AG	6,552	764,524
	TAG Immobilien AG	39,498	437,411
	Takkt AG	13,964	190,415
*	Talanx AG	14,201	518,418
*Ω	TeamViewer AG	38,842	404,410
	Technotrans SE	2,550	65,599
	Telefonica Deutschland Holding AG	442,048	1,175,242
*	thyssenkrupp AG	104,316	644,264
	Traffic Systems SE	1,036	23,970
#	Uniper SE	15,435	103,127
	United Internet AG	53,458	1,408,146
*	va-Q-tec AG	716	9,629
#	Varta AG	551	44,854
	VERBIO Vereinigte BioEnergie AG	10,179	631,692
*	Vitesco Technologies Group AG, Class A	6,824	371,173
	Volkswagen AG	4,817	954,092
	Vonovia SE	52,212	1,739,686
	Vossloh AG	3,070	109,568
	Wacker Chemie AG	6,689	1,007,003
	Wacker Neuson SE	13,053	251,151
	Washtec AG	4,170	175,032
#*	Westwing Group SE	222	1,637
	Wuestenrot & Wuerttembergische AG	11,256	193,296
#*Ω	Zalando SE	8,078	227,421
	Zeal Network SE	2,653	84,992
TOTAL GERMANY			142,510,453
GREECE — (0.1%)
*	Aegean Airlines SA	5,339	28,292
*	Alpha Services & Holdings SA	214,461	190,620
	Athens Water Supply & Sewage Co. SA	2,738	22,481
	Autohellas Tourist & Trading SA	3,700	36,420
	Bank of Greece	4,789	75,971
*	Ellaktor SA	34,683	56,560
*	Eurobank Ergasias Services & Holdings SA, Class A	271,450	250,052
*††	FF Group	1,384	1,273
	Fourlis Holdings SA	10,018	31,364

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	GEK Terna Holding Real Estate Construction SA	12,094	$119,729
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	25,320
	Hellenic Petroleum Holdings SA	12,606	81,075
	Hellenic Telecommunications Organization SA	19,115	329,121
	Holding Co. ADMIE IPTO SA	19,838	37,416
*	Intracom Holdings SA	7,237	13,652
	JUMBO SA	17,815	276,218
*	LAMDA Development SA	13,444	79,883
	Motor Oil Hellas Corinth Refineries SA	15,893	275,478
	Mytilineos SA	5,866	90,728
*	National Bank of Greece SA	48,124	150,765
	OPAP SA	7,623	105,611
*	Piraeus Financial Holdings SA	7,219	6,579
*	Public Power Corp. SA	10,634	63,082
	Quest Holdings SA	2,956	13,322
	Sarantis SA	2,316	16,299
	Terna Energy SA	12,421	223,443
	Titan Cement International SA	2,126	24,332
TOTAL GREECE			2,625,086
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	96,000	59,887
	AIA Group Ltd.	833,400	8,372,873
*	Aidigong Maternal & Child Health Ltd.	366,000	21,679
	Allied Group Ltd.	26,000	7,695
	Analogue Holdings Ltd.	58,000	9,230
	APAC Resources Ltd.	175,200	24,187
	Asia Financial Holdings Ltd.	72,000	30,343
	Asia Standard International Group Ltd.	326,000	27,837
	Asiasec Properties Ltd.	63,900	3,192
	ASM Pacific Technology Ltd.	105,900	843,772
#	Atlas Corp.	30,443	355,574
	Bank of East Asia Ltd.	275,692	350,394
	Best Mart 360 Holdings Ltd.	40,000	8,386
Ω	BOC Aviation Ltd.	83,000	706,381
	BOC Hong Kong Holdings Ltd.	305,500	1,105,090
	BOCOM International Holdings Co. Ltd.	215,000	16,418
††	Brightoil Petroleum Holdings Ltd.	789,000	28,274
Ω	Budweiser Brewing Co. APAC Ltd.	16,000	44,303
	Build King Holdings Ltd.	90,000	8,997
††	Burwill Holdings Ltd.	882,000	1,494
	Cafe de Coral Holdings Ltd.	164,000	250,259
#*	Cathay Pacific Airways Ltd.	439,454	455,265
#*	Central Holding Group Co. Ltd.	13,000	24,321
*	Century City International Holdings Ltd.	320,000	12,012
	Chen Hsong Holdings	118,000	32,922
*	China Best Group Holding Ltd.	371,998	32,175
*	China Energy Development Holdings Ltd.	2,788,000	60,272
	China Motor Bus Co. Ltd.	2,400	26,318
#*	China Star Entertainment Ltd.	940,000	94,494
*	China Strategic Holdings Ltd.	5,605,000	23,631
*	Chinese Estates Holdings Ltd.	189,000	52,020
	Chinney Investments Ltd.	48,000	8,674
	Chow Sang Sang Holdings International Ltd.	134,000	138,522
	Chow Tai Fook Jewellery Group Ltd.	269,600	533,203
	Chuang's China Investments Ltd.	440,000	22,715
	Chuang's Consortium International Ltd.	444,000	64,426
	CITIC Telecom International Holdings Ltd.	1,036,000	345,495
	CK Asset Holdings Ltd.	210,677	1,491,536

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Hutchison Holdings Ltd.	183,200	$1,215,216
	CK Infrastructure Holdings Ltd.	72,500	454,631
#	CK Life Sciences International Holdings, Inc.	596,000	60,851
	CLP Holdings Ltd.	81,000	686,845
*	C-Mer Eye Care Holdings Ltd.	60,000	30,574
	Convenience Retail Asia Ltd.	92,000	10,547
*	Cowell e Holdings, Inc.	44,000	77,290
Ω	Crystal International Group Ltd.	31,000	9,790
	CSI Properties Ltd.	2,250,000	54,153
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	99,154
	Dah Sing Financial Holdings Ltd.	66,400	174,370
	Dickson Concepts International Ltd.	75,000	38,929
	Dynamic Holdings Ltd.	12,000	14,222
	Eagle Nice International Holdings Ltd.	128,000	68,042
	EC Healthcare	92,000	79,086
††	EcoGreen International Group Ltd.	50,000	9,077
*	Emperor Capital Group Ltd.	2,052,000	17,509
	Emperor Entertainment Hotel Ltd.	220,000	13,198
	Emperor International Holdings Ltd.	598,000	56,701
	Emperor Watch & Jewellery Ltd.	1,680,000	29,926
*	ENM Holdings Ltd.	360,000	25,251
#*	Esprit Holdings Ltd.	977,200	143,312
*Ω	ESR Cayman Ltd.	194,800	506,563
	EuroEyes International Eye Clinic Ltd., Class C	11,000	8,139
	Fairwood Holdings Ltd.	31,500	53,727
	Far East Consortium International Ltd.	483,308	155,913
	First Pacific Co. Ltd.	962,000	383,877
*Ω	FIT Hon Teng Ltd.	76,000	12,230
*Ω	Frontage Holdings Corp.	112,000	36,689
	FSE Lifestyle Services Ltd.	28,000	18,104
*	Fullwealth International Group Holdings Ltd.	64,000	17,874
	Galaxy Entertainment Group Ltd.	27,000	160,625
*††	Genting Hong Kong Ltd.	188,000	3,727
	Giordano International Ltd.	596,000	140,500
*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	152,000	9,104
	Goodresources	630,000	1,276
*	GR Properties Ltd.	186,000	26,503
	Great Eagle Holdings Ltd.	95,925	208,624
	G-Resources Group Ltd.	132,950	38,676
	Guoco Group Ltd.	2,000	19,666
	Guotai Junan International Holdings Ltd.	1,273,000	128,253
#	Haitong International Securities Group Ltd.	1,148,147	137,441
	Hang Lung Group Ltd.	328,000	591,589
	Hang Lung Properties Ltd.	416,000	758,990
	Hang Seng Bank Ltd.	38,300	617,803
	Hanison Construction Holdings Ltd.	60,757	8,988
	Henderson Land Development Co. Ltd.	188,909	657,620
	HK Electric Investments & HK Electric Investments Ltd.	260,000	235,148
	HKBN Ltd.	247,000	274,403
	HKR International Ltd.	302,560	103,640
	HKT Trust & HKT Ltd.	923,000	1,293,229
	Hon Kwok Land Investment Co. Ltd.	22,000	6,767
	Hong Kong & China Gas Co. Ltd.	449,168	474,381
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,154,784
	Hong Kong Ferry Holdings Co. Ltd.	18,000	15,268
	Hong Kong Technology Venture Co. Ltd.	150,000	93,509
*	Hongkong & Shanghai Hotels Ltd.	161,683	141,265

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	Honma Golf Ltd.	53,500	$22,925
*††	Hsin Chong Group Holdings Ltd.	620,000	0
	Hung Hing Printing Group Ltd.	74,000	9,896
	Hutchison Telecommunications Hong Kong Holdings Ltd.	746,000	134,858
	Hysan Development Co. Ltd.	115,000	352,542
	IGG, Inc.	348,000	139,565
*	Imagi International Holdings Ltd.	90,300	4,280
	International Housewares Retail Co. Ltd.	113,000	41,754
*	IPE Group Ltd.	180,000	17,202
*	IRC Ltd.	1,928,000	39,598
	ITC Properties Group Ltd.	201,073	26,081
	Jacobson Pharma Corp. Ltd.	54,000	5,156
	Johnson Electric Holdings Ltd.	149,913	191,697
	K Wah International Holdings Ltd.	499,072	185,558
	Karrie International Holdings Ltd.	338,000	60,694
	Kerry Logistics Network Ltd.	283,500	569,078
	Kerry Properties Ltd.	209,000	502,673
	Kingmaker Footwear Holdings Ltd.	158,000	18,126
*	Kingston Financial Group Ltd.	962,000	29,248
	Kowloon Development Co. Ltd.	150,000	182,844
*	Kwoon Chung Bus Holdings Ltd.	22,000	5,610
*	Lai Sun Development Co. Ltd.	142,770	78,540
*	Landing International Development Ltd.	679,800	16,553
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	60,561
*	Lifestyle International Holdings Ltd.	190,000	65,225
	Lippo China Resources Ltd.	810,000	10,205
	Lippo Ltd.	58,000	21,132
	Liu Chong Hing Investment Ltd.	84,000	75,794
	L'Occitane International SA	176,500	602,106
	Luk Fook Holdings International Ltd.	144,000	351,595
	Lung Kee Bermuda Holdings	74,000	26,456
	Man Wah Holdings Ltd.	668,000	522,911
#*	Mason Group Holdings Ltd.	9,010,798	31,018
	MECOM Power & Construction Ltd.	259,000	75,226
*	Melco International Development Ltd.	218,000	147,847
*	Melco Resorts & Entertainment Ltd., ADR	3,081	15,867
*	Midland Holdings Ltd.	154,854	14,389
	Miramar Hotel & Investment	79,000	133,227
	Modern Dental Group Ltd.	140,000	44,608
*	Mongolian Mining Corp.	147,000	34,010
	MTR Corp. Ltd.	84,333	446,586
*	NagaCorp Ltd.	242,000	225,697
	Nameson Holdings Ltd.	354,000	18,723
	New World Development Co. Ltd.	301,952	1,009,696
*††	NewOcean Energy Holdings Ltd.	370,000	1,381
	Nissin Foods Co. Ltd.	65,000	47,257
	NWS Holdings Ltd.	547,116	542,635
	Orient Overseas International Ltd.	18,000	627,313
	Oriental Watch Holdings	155,596	84,816
*	Oshidori International Holdings Ltd.	1,594,198	76,015
	Pacific Basin Shipping Ltd.	1,992,000	952,646
*	Pacific Century Premium Developments Ltd.	218,483	12,667
	Pacific Textiles Holdings Ltd.	431,000	171,388
*	Palace Banquet Holdings Ltd.	85,000	7,783
*	Paliburg Holdings Ltd.	128,000	31,411
*	Paradise Entertainment Ltd.	132,000	13,269
#	PC Partner Group Ltd.	122,000	109,612
	PCCW Ltd.	1,832,658	980,853
	Pentamaster International Ltd.	118,000	12,672

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Perfect Medical Health Management Ltd.	124,000	$58,274
	Pico Far East Holdings Ltd.	324,000	45,825
	Playmates Holdings Ltd.	260,000	21,546
	Plover Bay Technologies Ltd.	80,000	29,213
	Power Assets Holdings Ltd.	122,000	798,825
	Prada SpA	80,100	462,310
*	PT International Development Co. Ltd.	454,000	11,051
	Public Financial Holdings Ltd.	156,000	47,067
#*	Realord Group Holdings Ltd.	54,000	67,761
#*	Regal Hotels International Holdings Ltd.	120,000	50,088
Ω	Regina Miracle International Holdings Ltd.	81,000	51,017
	Safety Godown Co. Ltd.	24,000	9,340
*Ω	Samsonite International SA	54,000	113,271
*	Sands China Ltd.	34,000	79,748
	SAS Dragon Holdings Ltd.	88,000	38,074
	SEA Holdings Ltd.	60,582	38,403
*	Shangri-La Asia Ltd.	422,000	344,200
*	Shun Tak Holdings Ltd.	648,000	121,477
	Singamas Container Holdings Ltd.	444,000	53,846
	Sino Land Co. Ltd.	690,310	1,025,688
	SITC International Holdings Co. Ltd.	372,000	1,266,632
#*	SJM Holdings Ltd.	686,000	279,880
	SmarTone Telecommunications Holdings Ltd.	218,000	113,808
#	Solomon Systech International Ltd.	524,000	34,709
	Soundwill Holdings Ltd.	41,000	33,713
*	Space Group Holdings Ltd.	5,000	2,327
	Stella International Holdings Ltd.	163,000	158,765
	Sun Hung Kai & Co. Ltd.	211,000	97,289
	Sun Hung Kai Properties Ltd.	70,500	841,568
	SUNeVision Holdings Ltd.	212,000	138,651
	Swire Pacific Ltd., Class A	110,500	629,311
	Swire Pacific Ltd., Class B	187,500	176,551
	Swire Properties Ltd.	90,000	214,446
#	TAI Cheung Holdings Ltd.	164,000	93,714
	Tao Heung Holdings Ltd.	168,000	17,747
*	Taung Gold International Ltd.	4,680,000	15,494
	Techtronic Industries Co. Ltd.	146,000	1,620,107
*	Television Broadcasts Ltd.	138,200	70,308
	Texhong Textile Group Ltd.	195,000	181,478
	Texwinca Holdings Ltd.	332,000	61,400
*	TOM Group Ltd.	24,000	2,148
*	Tongda Group Holdings Ltd.	2,489,999	42,811
	Town Health International Medical Group Ltd.	254,000	16,490
	Tradelink Electronic Commerce Ltd.	290,000	37,296
	Transport International Holdings Ltd.	83,646	113,676
	United Laboratories International Holdings Ltd.	452,000	238,448
††	Untrade Convoy	1,758,000	7,010
	Untrade Master Glory GP	197,847	1,230
††	Untrade Mh Development NPV	24,000	92
*††	Untrade Youyuan Holdings	239,000	0
*††	Untrade. C Fiber Optic	310,000	0
	Value Partners Group Ltd.	272,000	90,328
	Vedan International Holdings Ltd.	124,000	9,916
	Vitasoy International Holdings Ltd.	180,000	271,241
Ω	VPower Group International Holdings Ltd., Class H	315,742	33,485
	VSTECS Holdings Ltd.	350,000	267,319
	VTech Holdings Ltd.	58,600	399,479
	Wai Kee Holdings Ltd.	62,000	21,195
	Wang On Group Ltd.	4,680,000	40,436

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Wealthking Investments Ltd.	148,000	$8,504
Ω	WH Group Ltd.	2,744,632	2,078,611
	Wharf Real Estate Investment Co. Ltd.	97,000	431,767
#	Wing Tai Properties Ltd.	52,000	26,129
*	Xingye Alloy Materials Group Ltd.	86,000	12,560
	Xinyi Glass Holdings Ltd.	632,000	1,246,514
	YTO Express Holdings Ltd.	52,000	16,496
	Yue Yuen Industrial Holdings Ltd.	333,500	443,162
#	Zensun Enterprises Ltd.	179,000	54,742
*	Zhaobangji Properties Holdings Ltd.	344,000	19,079
TOTAL HONG KONG			55,241,996
HUNGARY — (0.1%)
	MASTERPLAST Nyrt	917	9,283
	MOL Hungarian Oil & Gas PLC	176,173	1,297,061
*	Opus Global Nyrt	71,590	27,404
	OTP Bank Nyrt	16,618	343,068
#	Richter Gedeon Nyrt	13,689	280,012
TOTAL HUNGARY			1,956,828
INDIA — (5.0%)
	63 Moons Technologies Ltd.	9,800	22,612
	Aarti Drugs Ltd.	15,517	83,600
	Aarti Industries Ltd.	40,532	400,829
	Abbott India Ltd.	863	218,492
	ACC Ltd.	19,095	537,949
	Action Construction Equipment Ltd.	11,951	33,974
	Adani Enterprises Ltd.	3,774	122,636
*	Adani Green Energy Ltd.	15,456	423,519
	Adani Ports & Special Economic Zone Ltd.	82,442	797,172
*	Adani Power Ltd.	306,505	1,218,107
	Adani Total Gas Ltd.	30,210	1,201,868
*	Adani Transmission Ltd.	94,230	3,738,180
	ADF Foods Ltd.	2,266	20,048
*	Aditya Birla Capital Ltd.	190,334	256,258
	Advanced Enzyme Technologies Ltd.	14,719	53,767
	Aegis Logistics Ltd.	30,777	100,482
	AGI Greenpac Ltd.	11,207	40,081
	Agro Tech Foods Ltd.	1,165	11,496
*	Ahluwalia Contracts India Ltd.	7,648	45,894
	AIA Engineering Ltd.	11,115	336,470
	Ajanta Pharma Ltd.	17,812	286,966
	Akzo Nobel India Ltd.	2,300	56,412
	Alembic Ltd.	28,091	24,984
	Alembic Pharmaceuticals Ltd.	25,708	228,363
	Alkem Laboratories Ltd.	4,920	200,636
	Alkyl Amines Chemicals	3,302	122,239
	Allcargo Logistics Ltd.	31,372	121,667
*	Alok Industries Ltd.	263,381	66,917
	Amara Raja Batteries Ltd.	20,590	128,119
	Ambuja Cements Ltd.	123,512	585,933
	Amrutanjan Health Care Ltd.	2,336	23,789
	Anant Raj Ltd.	34,045	31,959
	Andhra Sugars Ltd.	28,073	48,337
	Apar Industries Ltd.	4,455	63,911
	Apcotex Industries Ltd.	3,910	28,148
*	APL Apollo Tubes Ltd.	37,580	453,480
	Apollo Hospitals Enterprise Ltd.	11,573	615,527

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Apollo Tyres Ltd.	127,582	$354,643
*	Arvind Fashions Ltd.	12,904	48,266
*	Arvind Ltd.	61,309	71,609
	Asahi India Glass Ltd.	12,128	90,694
	Ashiana Housing Ltd.	8,770	15,199
	Ashok Leyland Ltd.	194,617	365,581
*	Ashoka Buildcon Ltd.	45,156	42,958
	Asian Paints Ltd.	22,199	937,287
	Astec Lifesciences Ltd.	1,813	42,822
*Ω	Aster DM Healthcare Ltd.	42,764	123,754
	Astra Microwave Products Ltd.	16,150	58,301
	Astral Ltd.	14,119	324,953
	AstraZeneca Pharma India Ltd.	1,165	45,066
	Atul Ltd.	3,649	411,049
Ω	AU Small Finance Bank Ltd.	27,468	205,756
	Aurobindo Pharma Ltd.	130,293	900,374
	Automotive Axles Ltd.	1,309	32,277
	Avanti Feeds Ltd.	16,178	90,488
*Ω	Avenue Supermarts Ltd.	1,757	94,438
	Axis Bank Ltd.	250,514	2,300,877
	Axis Bank Ltd., GDR	1,036	47,552
	Bajaj Auto Ltd.	5,912	292,517
	Bajaj Consumer Care Ltd.	18,382	37,813
	Bajaj Electricals Ltd.	6,321	90,537
	Bajaj Finance Ltd.	6,711	613,963
	Bajaj Finserv Ltd.	1,234	235,007
*	Bajaj Hindusthan Sugar Ltd.	308,050	38,655
	Bajaj Holdings & Investment Ltd.	8,383	548,547
	Balaji Amines Ltd.	4,219	181,754
	Balkrishna Industries Ltd.	23,789	693,475
	Balmer Lawrie & Co. Ltd.	31,203	44,016
	Balrampur Chini Mills Ltd.	73,082	364,354
	Banco Products India Ltd.	4,272	10,109
Ω	Bandhan Bank Ltd.	81,388	285,425
	Bank of Baroda	293,975	433,886
	Bank of India	27,593	16,648
	Bank of Maharashtra	340,405	72,483
	Bannari Amman Sugars Ltd.	790	24,595
	BASF India Ltd.	3,176	107,909
	Bayer CropScience Ltd.	723	48,041
	BEML Ltd.	5,370	86,540
	Berger Paints India Ltd.	34,794	274,685
*	BF Utilities Ltd.	4,868	20,116
	Bhansali Engineering Polymers Ltd.	4,216	5,882
	Bharat Bijlee Ltd.	1,368	30,359
	Bharat Dynamics Ltd.	8,414	86,080
	Bharat Electronics Ltd.	309,272	1,075,064
	Bharat Forge Ltd.	54,243	501,715
*	Bharat Heavy Electricals Ltd.	314,218	214,061
	Bharat Petroleum Corp. Ltd.	60,550	252,617
	Bharat Rasayan Ltd.	275	42,151
*	Bharti Airtel Ltd.	273,510	2,345,414
	Biocon Ltd.	68,733	267,432
	Birla Corp. Ltd.	9,881	121,607
	Birlasoft Ltd.	76,048	324,833
*	Black Box Ltd.	2,520	4,436
	Bliss Gvs Pharma Ltd.	16,236	15,874
	BLS International Services Ltd.	8,280	25,338
	Blue Dart Express Ltd.	1,564	169,127

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Star Ltd.	9,183	$114,130
	Bodal Chemicals Ltd.	20,599	24,196
	Bombay Burmah Trading Co.	2,359	28,462
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,521	26,883
*	Borosil Renewables Ltd.	12,607	98,778
	Bosch Ltd.	1,298	280,402
	Brigade Enterprises Ltd.	23,168	144,260
	Brightcom Group Ltd.	2,124	1,336
	Britannia Industries Ltd.	9,357	460,627
	BSE Ltd.	17,184	147,809
*	Camlin Fine Sciences Ltd.	4,683	6,969
	Can Fin Homes Ltd.	23,250	175,664
	Canara Bank	96,339	271,419
*	Capacit'e Infraprojects Ltd.	8,742	12,076
	Caplin Point Laboratories Ltd.	5,976	59,235
	Carborundum Universal Ltd.	22,029	222,645
	Care Ratings Ltd.	4,806	27,609
	Castrol India Ltd.	102,916	148,684
	CCL Products India Ltd.	36,778	207,006
	Ceat Ltd.	8,354	133,341
*	Central Bank of India Ltd.	268,110	60,773
	Central Depository Services India Ltd.	14,699	210,962
	Century Enka Ltd.	5,766	32,422
	Century Plyboards India Ltd.	21,503	159,206
	Century Textiles & Industries Ltd.	17,159	181,992
	Cera Sanitaryware Ltd.	1,982	118,630
	CESC Ltd.	157,900	154,091
*	CG Power & Industrial Solutions Ltd.	137,635	391,372
	Chambal Fertilisers & Chemicals Ltd.	67,533	275,265
*	Chennai Petroleum Corp. Ltd.	10,216	35,600
††	Chennai Super Kings Cricket Ltd.	52,326	279
	Cholamandalam Financial Holdings Ltd.	30,613	242,572
	Cholamandalam Investment & Finance Co. Ltd.	100,903	903,193
	Cigniti Technologies Ltd.	4,584	29,056
	Cipla Ltd.	97,860	1,211,701
	City Union Bank Ltd.	128,828	260,359
	Clariant Chemicals India Ltd.	3,474	18,998
	Coal India Ltd.	125,372	336,104
Ω	Cochin Shipyard Ltd.	16,230	68,272
	Coforge Ltd.	4,910	246,043
	Colgate-Palmolive India Ltd.	17,993	360,939
	Computer Age Management Services Ltd.	4,154	129,428
	Container Corp. of India Ltd.	45,196	406,194
	Coromandel International Ltd.	43,719	566,524
	Cosmo First Ltd.	5,807	65,689
*	CreditAccess Grameen Ltd.	8,631	115,131
	CRISIL Ltd.	5,681	224,880
	Crompton Greaves Consumer Electricals Ltd.	148,866	743,079
*	CSB Bank Ltd.	4,343	11,003
	Cummins India Ltd.	16,804	260,794
	Cyient Ltd.	15,957	166,877
*	D B Realty Ltd.	13,230	10,586
	Dabur India Ltd.	53,464	394,225
	Dalmia Bharat Ltd.	24,001	486,119
	Dalmia Bharat Sugar & Industries Ltd.	7,147	34,096
	DB Corp. Ltd.	24,605	26,475
	DCB Bank Ltd.	94,665	106,385
	DCM Shriram Ltd.	20,669	260,996
*	DCW Ltd.	49,031	24,062

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	$180,198
	Deepak Nitrite Ltd.	10,448	253,619
	Delta Corp. Ltd.	32,285	80,847
*	DEN Networks Ltd.	41,201	17,903
*	Dhampur Bio Organics Ltd.	16,263	8,454
	Dhampur Sugar Mills Ltd.	16,263	46,340
*	Dhani Services Ltd.	83,065	43,537
	Dhanuka Agritech Ltd.	5,690	49,944
Ω	Dilip Buildcon Ltd.	15,884	47,340
*	Dish TV India Ltd.	343,258	48,909
*	Dishman Carbogen Amcis Ltd.	27,694	44,347
	Divi's Laboratories Ltd.	17,454	845,662
	Dixon Technologies India Ltd.	7,885	369,603
	DLF Ltd.	94,388	459,439
	Dollar Industries Ltd.	1,204	6,910
Ω	Dr Lal PathLabs Ltd.	7,275	212,249
	Dr Reddy's Laboratories Ltd., ADR	12,526	645,089
	Dr Reddy's Laboratories Ltd.	14,181	733,900
*	DRC Systems India Ltd.	2,050	558
*	Dredging Corp. of India Ltd.	7,641	26,775
	Dwarikesh Sugar Industries Ltd.	22,777	33,996
*	Dynamatic Technologies Ltd.	681	15,590
	eClerx Services Ltd.	10,246	281,808
	Edelweiss Financial Services Ltd.	141,455	104,298
	Eicher Motors Ltd.	11,067	431,581
	EID Parry India Ltd.	27,575	195,688
*	EIH Associated Hotels	3,502	17,836
*	EIH Ltd.	48,193	92,758
	Electrosteel Castings Ltd.	143,137	65,494
	Elgi Equipments Ltd.	24,875	116,692
	Emami Ltd.	55,888	319,529
Ω	Endurance Technologies Ltd.	5,716	104,999
	Engineers India Ltd.	88,087	74,609
	EPL Ltd.	13,454	29,439
*Ω	Equitas Small Finance Bank Ltd.	80,509	45,661
Ω	Eris Lifesciences Ltd.	5,873	49,933
	ESAB India Ltd.	1,013	42,403
	Escorts Kubota Ltd.	7,522	164,233
*	Eveready Industries India Ltd.	13,043	52,362
	Everest Industries Ltd.	2,593	19,289
	Everest Kanto Cylinder Ltd.	10,547	22,659
	Excel Industries Ltd.	1,267	20,412
	Exide Industries Ltd.	132,617	265,947
	Fairchem Organics Ltd.	494	9,704
*	FDC Ltd.	13,034	41,583
	Federal Bank Ltd.	595,372	804,233
	FIEM Industries Ltd.	1,999	40,855
	Filatex India Ltd.	19,392	23,000
	Fine Organic Industries Ltd.	1,267	86,683
	Finolex Cables Ltd.	22,825	122,468
	Finolex Industries Ltd.	77,237	130,274
	Firstsource Solutions Ltd.	78,315	110,620
	Force Motors Ltd.	3,168	41,755
*	Fortis Healthcare Ltd.	173,242	610,938
*	Future Consumer Ltd.	306,868	6,994
	Gabriel India Ltd.	27,470	45,385
	GAIL India Ltd.	444,260	823,326
	Galaxy Surfactants Ltd.	2,102	81,967
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	42,529

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Garware Technical Fibres Ltd.	4,218	$175,593
	Gateway Distriparks Ltd.	96,744	89,043
*	Gati Ltd.	17,181	31,990
*	GE T&D India Ltd.	23,648	34,364
Ω	General Insurance Corp. of India	16,865	24,787
	Genus Power Infrastructures Ltd.	31,303	30,641
	Geojit Financial Services Ltd.	10,947	7,003
	GHCL Ltd.	23,955	194,365
	GIC Housing Finance Ltd.	18,109	31,020
	Gillette India Ltd.	1,777	117,222
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	152,120
	Glenmark Pharmaceuticals Ltd.	58,036	279,151
	Godawari Power & Ispat Ltd.	11,773	42,712
	Godfrey Phillips India Ltd.	5,565	80,419
*	Godrej Consumer Products Ltd.	33,599	362,139
*	Godrej Industries Ltd.	28,932	162,812
*	Godrej Properties Ltd.	9,418	180,565
	Goodyear India Ltd.	2,222	26,618
	Granules India Ltd.	57,964	217,980
	Graphite India Ltd.	18,159	97,991
	Grasim Industries Ltd.	68,249	1,360,824
	Grauer & Weil India Ltd.	12,806	10,203
	Gravita India Ltd.	2,184	8,003
	Great Eastern Shipping Co. Ltd.	37,226	222,681
	Greaves Cotton Ltd.	16,861	34,640
	Greenlam Industries Ltd.	6,449	29,059
	Greenpanel Industries Ltd.	16,581	92,692
	Greenply Industries Ltd.	16,548	38,346
	Grindwell Norton Ltd.	8,036	176,524
	Gujarat Alkalies & Chemicals Ltd.	13,663	130,127
	Gujarat Ambuja Exports Ltd.	36,412	139,738
	Gujarat Fluorochemicals Ltd.	9,976	422,276
	Gujarat Gas Ltd.	24,930	140,979
	Gujarat Industries Power Co. Ltd.	5,497	5,746
	Gujarat Mineral Development Corp. Ltd.	43,682	88,766
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	278,810
	Gujarat Pipavav Port Ltd.	89,581	88,073
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	131,110
	Gujarat State Petronet Ltd.	100,344	294,177
	Gulf Oil Lubricants India Ltd.	3,029	16,071
*	Hathway Cable & Datacom Ltd.	45,980	9,821
	Hatsun Agro Product Ltd.	15,077	189,159
	Havells India Ltd.	37,085	586,547
	HBL Power Systems Ltd.	65,276	72,824
	HCL Technologies Ltd.	135,785	1,632,259
Ω	HDFC Asset Management Co. Ltd.	8,015	197,215
	HDFC Bank Ltd.	183,184	3,350,266
Ω	HDFC Life Insurance Co. Ltd.	14,627	102,625
*	HealthCare Global Enterprises Ltd.	2,300	7,862
	HEG Ltd.	3,340	49,970
	HeidelbergCement India Ltd.	34,643	80,500
	Heritage Foods Ltd.	7,562	26,848
	Hero MotoCorp Ltd.	36,123	1,284,662
	Hester Biosciences Ltd.	1,115	31,201
	HFCL Ltd.	235,479	198,269
	HG Infra Engineering Ltd.	5,215	39,221
	Hikal Ltd.	22,547	71,967
	HIL Ltd.	1,370	60,941
	Himadri Speciality Chemical Ltd.	96,129	99,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Himatsingka Seide Ltd.	16,762	$24,680
	Hindalco Industries Ltd.	436,620	2,303,291
	Hinduja Global Solutions Ltd.	7,126	118,125
	Hindustan Aeronautics Ltd.	12,704	325,462
*	Hindustan Construction Co. Ltd.	161,631	27,264
	Hindustan Copper Ltd.	55,468	72,380
*	Hindustan Oil Exploration Co. Ltd.	11,080	24,466
	Hindustan Petroleum Corp. Ltd.	107,239	325,728
	Hindustan Unilever Ltd.	36,054	1,201,860
	Hitachi Energy India Ltd.	229	9,378
	Hle Glascoat Ltd.	293	11,516
	Honda India Power Products Ltd.	1,245	24,444
	Honeywell Automation India Ltd.	297	150,537
	Housing Development Finance Corp. Ltd.	73,197	2,219,330
	Huhtamaki India Ltd.	7,123	17,513
	I G Petrochemicals Ltd.	4,751	37,804
	ICICI Bank Ltd., Sponsored ADR	87,297	1,814,032
	ICICI Bank Ltd.	115,986	1,206,490
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	310,516
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	121,382
Ω	ICICI Securities Ltd.	18,452	112,121
	ICRA Ltd.	451	22,215
*	IDFC First Bank Ltd.	1,092,132	517,757
	IDFC Ltd.	434,035	299,706
*	IFB Industries Ltd.	1,075	13,615
	IIFL Finance Ltd.	55,498	241,909
	IIFL Securities Ltd.	35,706	30,868
	IIFL Wealth Management Ltd.	8,077	172,446
	India Cements Ltd.	86,812	216,292
	India Glycols Ltd.	4,576	54,539
	India Nippon Electricals Ltd.	1,400	7,468
*	Indiabulls Housing Finance Ltd.	107,599	150,407
*	Indiabulls Real Estate Ltd.	108,361	99,646
	Indian Bank	72,174	161,373
Ω	Indian Energy Exchange Ltd.	127,492	258,108
	Indian Hotels Co. Ltd.	64,599	215,107
	Indian Hume Pipe Co. Ltd.	6,838	13,459
	Indian Metals & Ferro Alloys Ltd.	1,877	7,013
	Indian Oil Corp. Ltd.	275,190	252,773
*	Indian Overseas Bank	508,726	111,583
	Indian Railway Catering & Tourism Corp. Ltd.	2,825	22,893
	Indo Count Industries Ltd.	29,913	52,345
	Indoco Remedies Ltd.	3,978	19,475
	Indraprastha Gas Ltd.	42,275	185,098
	Indus Towers Ltd.	213,107	600,186
	IndusInd Bank Ltd.	35,507	468,644
	Infibeam Avenues Ltd.	338,796	62,937
	Info Edge India Ltd.	5,034	276,317
	Infosys Ltd.	301,896	5,907,920
	Ingersoll Rand India Ltd.	1,601	33,399
*	Inox Leisure Ltd.	26,126	194,642
*	Inox Wind Energy Ltd.	1,093	7,147
*	Insecticides India Ltd.	1,105	14,467
	Intellect Design Arena Ltd.	16,141	129,155
*Ω	InterGlobe Aviation Ltd.	10,613	251,530
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	40,069
	Ipca Laboratories Ltd.	30,342	385,590
*	IRB Infrastructure Developers Ltd.	46,610	125,551
Ω	IRCON International Ltd.	78,591	37,307

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ITC Ltd.	482,305	$1,854,786
	ITD Cementation India Ltd.	22,260	23,011
*	ITI Ltd.	10,682	15,781
	J Kumar Infraprojects Ltd.	11,676	49,515
*	Jagran Prakashan Ltd.	34,724	24,214
	Jai Corp. Ltd.	15,986	24,481
*	Jaiprakash Associates Ltd.	598,862	56,188
*	Jaiprakash Power Ventures Ltd.	578,463	47,687
*	Jammu & Kashmir Bank Ltd.	95,744	35,151
	Jamna Auto Industries Ltd.	27,803	44,392
	JB Chemicals & Pharmaceuticals Ltd.	9,430	210,628
	JBM Auto Ltd.	1,810	9,918
	Jindal Poly Films Ltd.	7,687	102,837
	Jindal Saw Ltd.	68,205	73,886
*	Jindal Stainless Hisar Ltd.	46,805	141,082
*	Jindal Stainless Ltd.	80,513	121,113
	Jindal Steel & Power Ltd.	151,388	743,398
	JK Cement Ltd.	9,251	292,569
	JK Lakshmi Cement Ltd.	16,149	90,425
	JK Paper Ltd.	39,899	174,839
	JK Tyre & Industries Ltd.	33,904	50,760
	JM Financial Ltd.	126,883	102,375
	JMC Projects India Ltd.	5,575	5,812
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	33,650
	JSW Energy Ltd.	153,003	462,878
	JSW Steel Ltd.	336,504	2,686,296
	JTEKT India Ltd.	27,645	29,620
	Jubilant Foodworks Ltd.	100,705	704,809
	Jubilant Ingrevia Ltd.	47,407	318,151
	Jubilant Pharmova Ltd.	47,407	216,336
	Jyothy Labs Ltd.	16,716	36,219
	Kajaria Ceramics Ltd.	35,331	526,555
	Kalpataru Power Transmission Ltd.	22,565	105,806
	Kalyani Steels Ltd.	8,932	33,708
	Kansai Nerolac Paints Ltd.	12,596	63,862
	Karnataka Bank Ltd.	111,612	99,655
	Karur Vysya Bank Ltd.	162,946	121,312
	Kaveri Seed Co. Ltd.	10,833	66,453
	KCP Ltd.	18,420	25,613
	KEC International Ltd.	39,834	230,877
	KEI Industries Ltd.	27,752	434,096
	Kennametal India Ltd.	1,297	37,675
*	Kiri Industries Ltd.	7,436	44,849
	Kirloskar Brothers Ltd.	4,402	18,875
	Kirloskar Ferrous Industries Ltd.	3,203	8,109
	Kirloskar Oil Engines Ltd.	11,218	23,295
	Kitex Garments Ltd.	7,762	23,634
	KNR Constructions Ltd.	42,416	141,660
*	Kolte-Patil Developers Ltd.	5,570	18,761
	Kotak Mahindra Bank Ltd.	31,361	721,685
	KPIT Technologies Ltd.	58,305	405,323
	KPR Mill Ltd.	53,906	399,535
	KRBL Ltd.	25,487	78,854
	KSB Ltd.	4,122	76,486
	L&T Finance Holdings Ltd.	328,652	312,888
Ω	L&T Technology Services Ltd.	4,029	179,255
	LA Opala RG Ltd.	1,909	7,030
	Lakshmi Machine Works Ltd.	771	101,741
Ω	Larsen & Toubro Infotech Ltd.	7,341	439,816

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Larsen & Toubro Ltd.	49,554	$1,133,193
Ω	Laurus Labs Ltd.	69,964	461,764
*Ω	Lemon Tree Hotels Ltd.	39,151	32,771
	LG Balakrishnan & Bros Ltd.	7,963	70,809
	LIC Housing Finance Ltd.	121,954	593,953
	Linde India Ltd.	3,102	143,317
	LT Foods Ltd.	41,256	47,449
	Lumax Auto Technologies Ltd.	10,082	33,084
	Lumax Industries Ltd.	1,052	20,169
	Lupin Ltd.	62,163	504,546
	LUX Industries Ltd.	1,387	32,574
	Mahanagar Gas Ltd.	9,680	92,260
	Maharashtra Seamless Ltd.	9,479	87,792
	Mahindra & Mahindra Financial Services Ltd.	298,747	707,677
	Mahindra & Mahindra Ltd.	145,183	2,138,865
	Mahindra CIE Automotive Ltd.	39,842	135,010
*	Mahindra Holidays & Resorts India Ltd.	34,822	103,715
	Mahindra Lifespace Developers Ltd.	32,223	162,579
Ω	Mahindra Logistics Ltd.	3,838	22,620
	Maithan Alloys Ltd.	2,030	24,274
	Man Infraconstruction Ltd.	30,854	33,343
	Manappuram Finance Ltd.	235,523	293,624
	Mangalam Cement Ltd.	5,061	19,331
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	37,256
	Marico Ltd.	102,266	671,638
	Marksans Pharma Ltd.	74,161	45,802
	Maruti Suzuki India Ltd.	2,703	300,529
Ω	MAS Financial Services Ltd.	4,593	31,591
	Mastek Ltd.	4,519	120,430
*	Max Financial Services Ltd.	11,671	126,550
*	Max Healthcare Institute Ltd.	26,551	123,452
*	Max Ventures & Industries Ltd.	6,858	9,045
	Mayur Uniquoters Ltd.	8,402	43,804
	Mazagon Dock Shipbuilders Ltd.	12,362	43,459
*	Meghmani Finechem Ltd.	3,103	59,548
	Meghmani Organics Ltd.	33,015	53,614
Ω	Metropolis Healthcare Ltd.	6,923	139,457
	Minda Corp. Ltd.	11,926	33,639
	Minda Industries Ltd.	56,378	363,909
	Mindtree Ltd.	13,271	574,664
*	Mirza International Ltd.	5,220	16,442
Ω	Mishra Dhatu Nigam Ltd.	14,607	31,087
	MM Forgings Ltd.	3,625	44,484
	MOIL Ltd.	22,181	43,914
	Monte Carlo Fashions Ltd.	3,649	34,639
*	Morepen Laboratories Ltd.	75,587	34,621
	Motherson Sumi Systems Ltd.	309,322	500,434
*	Motherson Sumi Wiring India Ltd.	309,322	301,314
	Motilal Oswal Financial Services Ltd.	12,383	119,638
	Mphasis Ltd.	33,542	983,061
	MRF Ltd.	654	691,080
	Mrs Bectors Food Specialities Ltd.	1,275	5,082
	MSTC Ltd.	7,750	24,491
	Multi Commodity Exchange of India Ltd.	2,793	49,258
	Muthoot Finance Ltd.	66,141	896,350
	Nahar Spinning Mills Ltd.	2,592	10,786
*	Narayana Hrudayalaya Ltd.	15,939	131,872
	Natco Pharma Ltd.	28,761	248,131
	National Aluminium Co. Ltd.	319,195	315,313

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	National Fertilizers Ltd.	35,078	$20,406
	Nava Ltd.	42,413	107,803
	Navin Fluorine International Ltd.	1,958	108,678
	Navneet Education Ltd.	39,220	53,644
	NBCC India Ltd.	153,417	64,101
	NCC Ltd.	133,271	99,040
	NCL Industries Ltd.	8,249	18,188
	NELCO Ltd.	2,004	16,342
	Neogen Chemicals Ltd.	1,507	26,052
	NESCO Ltd.	8,606	64,427
	Nestle India Ltd.	2,994	732,873
*	Network18 Media & Investments Ltd.	10,960	9,010
	Neuland Laboratories Ltd.	461	7,565
	NHPC Ltd.	332,705	144,143
	NIIT Ltd.	25,172	116,887
	Nilkamal Ltd.	2,650	66,470
	NLC India Ltd.	66,590	57,368
	NMDC Ltd.	262,907	358,668
	NOCIL Ltd.	39,174	136,615
	Novartis India Ltd.	1,579	14,446
	NRB Bearings Ltd.	20,512	35,649
	NTPC Ltd.	299,031	577,941
	Nucleus Software Exports Ltd.	3,108	16,276
	Oberoi Realty Ltd.	36,793	424,347
	Oil & Natural Gas Corp. Ltd.	129,321	219,616
	Oil India Ltd.	56,889	136,866
*	Olectra Greentech Ltd.	3,467	28,006
*	Omaxe Ltd.	19,919	27,152
	OnMobile Global Ltd.	12,044	20,048
	Oracle Financial Services Software Ltd.	5,017	199,826
	Orient Cement Ltd.	38,546	56,704
	Orient Electric Ltd.	29,101	95,749
	Orient Paper & Industries Ltd.	48,586	16,884
	Oriental Aromatics Ltd.	1,033	7,494
	Oriental Carbon & Chemicals Ltd.	1,440	16,215
	Page Industries Ltd.	938	581,954
	Paisalo Digital Ltd.	58,490	53,759
	Panama Petrochem Ltd.	5,121	18,157
*	Patel Engineering Ltd.	70,329	20,676
*	PC Jeweller Ltd.	66,129	39,292
	PCBL Ltd.	61,168	94,205
	Persistent Systems Ltd.	16,947	778,112
	Petronet LNG Ltd.	293,933	816,024
	Pfizer Ltd.	2,126	112,261
	Phoenix Mills Ltd.	14,465	227,265
	PI Industries Ltd.	13,700	534,716
	Pidilite Industries Ltd.	13,377	414,977
	Piramal Enterprises Ltd.	31,460	706,789
*Ω	PNB Housing Finance Ltd.	5,256	23,321
	PNC Infratech Ltd.	30,500	98,255
	Poly Medicure Ltd.	4,687	43,488
	Polyplex Corp. Ltd.	6,105	181,211
	Power Finance Corp. Ltd.	337,298	495,245
	Power Grid Corp. of India Ltd.	224,395	608,242
*	Power Mech Projects Ltd.	1,652	19,255
	Praj Industries Ltd.	24,932	125,116
*	Prakash Industries Ltd.	57,269	38,332
Ω	Prataap Snacks Ltd.	2,707	24,820
	Prestige Estates Projects Ltd.	53,086	277,496

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Pricol Ltd.	26,229	$49,976
*	Prime Focus Ltd.	9,031	7,881
	Prince Pipes & Fittings Ltd.	6,088	46,609
*	Prism Johnson Ltd.	43,150	66,294
	Privi Speciality Chemicals Ltd.	2,218	35,156
	Procter & Gamble Health Ltd.	2,107	117,725
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	310,738
	PSP Projects Ltd.	3,112	24,330
	PTC India Ltd.	99,145	104,146
	Punjab National Bank	439,236	174,622
*	Puravankara Ltd.	5,536	6,644
*	PVR Ltd.	11,746	319,958
Ω	Quess Corp. Ltd.	19,671	146,809
	Radico Khaitan Ltd.	19,581	233,302
	Rain Industries Ltd.	61,259	137,298
	Rajesh Exports Ltd.	33,725	253,174
	Rallis India Ltd.	18,917	50,705
*	Ramco Cements Ltd.	27,322	252,568
*	Ramco Industries Ltd.	13,704	33,372
	Ramkrishna Forgings Ltd.	13,260	30,027
	Rane Holdings Ltd.	1,110	9,474
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	61,259
	Ratnamani Metals & Tubes Ltd.	5,918	126,589
*	RattanIndia Power Ltd.	333,459	16,461
	Raymond Ltd.	14,744	178,817
*Ω	RBL Bank Ltd.	157,218	183,907
	REC Ltd.	358,224	593,911
	Redington India Ltd.	209,436	329,956
	Relaxo Footwears Ltd.	12,843	159,913
	Reliance Industrial Infrastructure Ltd.	2,215	27,512
	Reliance Industries Ltd.	235,961	7,497,851
*	Reliance Infrastructure Ltd.	25,268	37,679
*	Reliance Power Ltd.	916,309	148,331
	Repco Home Finance Ltd.	10,088	19,194
	Rhi Magnesita India Ltd.	10,208	66,933
	Rico Auto Industries Ltd.	31,447	18,377
	RITES Ltd.	14,370	47,837
	Route Mobile Ltd.	2,466	44,263
*	RPSG Ventures Ltd.	2,272	15,128
*	RSWM Ltd.	3,784	18,918
	Rupa & Co. Ltd.	4,580	21,687
	Sagar Cements Ltd.	10,335	23,201
	Sandhar Technologies Ltd.	3,136	9,761
	Sangam India Ltd.	5,785	19,481
*	Sanghvi Movers Ltd.	3,370	10,388
	Sanofi India Ltd.	2,438	194,904
	Sarda Energy & Minerals Ltd.	2,755	33,156
	Saregama India Ltd.	11,980	63,477
	Sasken Technologies Ltd.	583	5,759
*	Satin Creditcare Network Ltd.	3,262	4,801
	Savita Oil Technologies Ltd.	298	4,576
	SBI Cards & Payment Services Ltd.	5,473	64,873
Ω	SBI Life Insurance Co. Ltd.	11,255	184,318
	Schaeffler India Ltd.	4,560	159,646
*	Schneider Electric Infrastructure Ltd.	14,706	20,559
*	SEAMEC Ltd.	910	9,805
*	SEPC Ltd.	160,737	15,792
	Sequent Scientific Ltd.	6,658	10,866
Ω	SH Kelkar & Co. Ltd.	18,152	31,947

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shankara Building Products Ltd.	1,193	$10,677
	Sharda Cropchem Ltd.	10,452	68,694
	Sharda Motor Industries Ltd.	1,355	12,796
*	Sheela Foam Ltd.	2,572	91,508
	Shilpa Medicare Ltd.	7,390	38,488
	Shipping Corp. of India Ltd.	59,327	78,082
*	Shoppers Stop Ltd.	2,532	18,774
	Shree Cement Ltd.	1,080	279,318
*	Shree Renuka Sugars Ltd.	135,400	85,098
	Shriram City Union Finance Ltd.	7,575	185,403
	Shriram Transport Finance Co. Ltd.	56,073	983,111
	Siemens Ltd.	3,071	104,938
*	Sintex Plastics Technology Ltd.	131,299	6,208
*	SIS Ltd.	11,626	65,759
	Siyaram Silk Mills Ltd.	4,652	31,271
	SKF India Ltd.	5,640	300,181
	Sobha Ltd.	13,764	121,957
	Solar Industries India Ltd.	6,105	212,239
	Solara Active Pharma Sciences Ltd.	3,320	16,147
*	Somany Ceramics Ltd.	4,551	36,228
	Sonata Software Ltd.	20,977	187,383
*	South Indian Bank Ltd.	332,336	33,192
	SRF Ltd.	31,640	973,158
*	Star Cement Ltd.	15,877	17,464
	State Bank of India	114,695	767,561
	State Bank of India, GDR	1,026	68,332
	Steel Authority of India Ltd.	394,759	385,703
	Sterlite Technologies Ltd.	52,825	95,012
	Strides Pharma Science Ltd.	21,638	90,829
	Stylam Industries Ltd.	844	11,951
	Subros Ltd.	10,122	43,622
	Sudarshan Chemical Industries Ltd.	11,301	67,544
	Sun Pharmaceutical Industries Ltd.	76,883	917,389
	Sun TV Network Ltd.	29,483	176,243
	Sundaram Finance Holdings Ltd.	7,208	7,186
	Sundaram Finance Ltd.	9,849	255,955
	Sundaram-Clayton Ltd.	1,656	97,616
	Sundram Fasteners Ltd.	16,124	169,670
	Sunteck Realty Ltd.	21,380	140,155
	Suprajit Engineering Ltd.	20,254	87,224
	Supreme Industries Ltd.	13,018	310,138
	Supreme Petrochem Ltd.	11,031	118,389
	Surya Roshni Ltd.	4,754	23,118
	Sutlej Textiles & Industries Ltd.	44,889	36,366
	Suven Pharmaceuticals Ltd.	55,204	338,848
*	Suzlon Energy Ltd.	1,060,140	89,866
	Swaraj Engines Ltd.	1,242	25,107
	Symphony Ltd.	1,873	22,281
Ω	Syngene International Ltd.	23,694	170,443
	Tamil Nadu Newsprint & Papers Ltd.	15,403	43,368
	Tamilnadu Petroproducts Ltd.	21,605	26,566
	Tanla Platforms Ltd.	13,402	117,858
*	TARC Ltd.	44,042	20,996
	Tasty Bite Eatables Ltd.	86	12,750
	Tata Chemicals Ltd.	59,057	680,760
	Tata Coffee Ltd.	25,162	70,510
	Tata Communications Ltd.	22,946	303,616
	Tata Consultancy Services Ltd.	68,192	2,852,475
	Tata Consumer Products Ltd.	53,624	550,219

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Elxsi Ltd.	6,826	$752,434
	Tata Metaliks Ltd.	5,683	49,986
*	Tata Motors Ltd.	667,548	3,805,860
	Tata Power Co. Ltd.	176,417	496,981
	Tata Steel Long Products Ltd.	7,583	56,621
	Tata Steel Ltd.	2,262,614	3,085,293
*	Tata Teleservices Maharashtra Ltd.	58,263	79,391
	TCI Express Ltd.	3,754	83,565
	TD Power Systems Ltd.	4,576	32,786
	Tech Mahindra Ltd.	111,525	1,484,903
	Techno Electric & Engineering Co. Ltd.	19,123	71,252
	Texmaco Rail & Engineering Ltd.	31,382	17,277
	Thermax Ltd.	5,791	150,541
	Thirumalai Chemicals Ltd.	17,134	49,125
*	Thomas Cook India Ltd.	36,462	30,974
Ω	Thyrocare Technologies Ltd.	4,402	35,432
	Tide Water Oil Co. India Ltd.	1,030	13,185
*	Tilaknagar Industries Ltd.	9,930	9,709
	Time Technoplast Ltd.	58,614	79,584
	Timken India Ltd.	4,495	169,217
	Tinplate Co. of India Ltd.	10,194	37,954
*	Titagarh Wagons Ltd.	16,029	25,701
	Titan Co. Ltd.	37,363	1,114,129
	Torrent Pharmaceuticals Ltd.	26,306	506,962
	Torrent Power Ltd.	39,877	264,993
	Tourism Finance Corp. of India Ltd.	12,629	8,798
	Transport Corp. of India Ltd.	10,050	88,482
	Trent Ltd.	3,322	53,305
	Trident Ltd.	564,080	283,493
	Triveni Engineering & Industries Ltd.	40,732	130,916
	Triveni Turbine Ltd.	9,284	20,118
	TTK Prestige Ltd.	10,200	115,214
	Tube Investments of India Ltd.	36,180	952,208
	TV Today Network Ltd.	13,324	47,037
*	TV18 Broadcast Ltd.	207,389	97,509
	TVS Motor Co. Ltd.	47,653	545,641
	TVS Srichakra Ltd.	1,447	35,820
	Uflex Ltd.	11,771	92,299
	Ugar Sugar Works Ltd.	25,068	18,539
*	Ugro Capital Ltd.	13,207	28,733
	UltraTech Cement Ltd.	15,643	1,293,677
	Unichem Laboratories Ltd.	12,905	48,372
	Union Bank of India Ltd.	277,818	134,753
	United Breweries Ltd.	6,349	130,656
*	United Spirits Ltd.	47,033	463,503
	UPL Ltd.	258,990	2,425,790
	Usha Martin Ltd.	48,729	89,511
*	VA Tech Wabag Ltd.	12,652	38,510
	Vaibhav Global Ltd.	17,605	66,650
	Vakrangee Ltd.	221,710	78,670
	Vardhman Textiles Ltd.	40,475	155,718
*Ω	Varroc Engineering Ltd.	13,072	58,120
	Varun Beverages Ltd.	49,542	552,678
	Vedanta Ltd.	342,056	1,101,712
	Venky's India Ltd.	1,041	26,610
	Vesuvius India Ltd.	3,868	56,475
	V-Guard Industries Ltd.	33,652	96,613
	Vinati Organics Ltd.	9,924	274,612
	Vindhya Telelinks Ltd.	2,575	34,892

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	V-Mart Retail Ltd.	1,571	$55,305
*	Vodafone Idea Ltd.	1,763,194	194,556
	Voltamp Transformers Ltd.	1,363	60,254
	Voltas Ltd.	11,414	144,713
	VRL Logistics Ltd.	13,256	105,723
	VST Industries Ltd.	1,677	67,801
	VST Tillers Tractors Ltd.	975	32,607
	Welspun Corp. Ltd.	50,380	143,968
	Welspun Enterprises Ltd.	21,331	27,315
	Welspun India Ltd.	149,156	132,286
	West Coast Paper Mills Ltd.	14,627	78,516
*	Westlife Development Ltd.	8,074	60,218
	Wheels India Ltd.	1,952	17,848
	Whirlpool of India Ltd.	4,402	98,783
	Wipro Ltd.	135,883	725,474
*	Wockhardt Ltd.	18,419	51,572
*	Wonderla Holidays Ltd.	6,827	20,723
*	Yes Bank Ltd.	644,005	122,223
	Zee Entertainment Enterprises Ltd.	302,810	942,844
*	Zee Media Corp. Ltd.	168,121	32,506
	Zensar Technologies Ltd.	37,855	118,574
	Zydus Lifesciences Ltd.	65,791	288,419
	Zydus Wellness Ltd.	2,061	42,150
TOTAL INDIA			177,128,757
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	2,319,400	111,065
	Adaro Energy Tbk PT	4,921,100	1,080,566
*	Adhi Karya Persero Tbk PT	754,695	37,671
*	Adi Sarana Armada Tbk PT	314,400	35,458
*	Agung Semesta Sejahtera Tbk PT	379,600	1,280
	AKR Corporindo Tbk PT	2,688,500	226,996
*	Alam Sutera Realty Tbk PT	5,422,500	60,763
	Aneka Tambang Tbk	987,446	130,443
*††	Armidian Karyatama Tbk PT	544,900	344
	Arwana Citramulia Tbk PT	856,700	58,009
	Ashmore Asset Management Indonesia Tbk PT	75,400	6,864
	Astra Agro Lestari Tbk PT	160,800	104,710
	Astra International Tbk PT	2,213,700	945,467
	Astra Otoparts Tbk PT	396,000	31,096
	Bank BTPN Syariah Tbk PT	569,300	108,017
*	Bank Bukopin Tbk PT	6,036,756	78,226
*	Bank Capital Indonesia Tbk PT	3,890,600	40,393
	Bank Central Asia Tbk PT	2,258,500	1,123,061
*	Bank China Construction Bank Indonesia Tbk PT	2,812,000	17,247
*	Bank Ganesha Tbk PT	1,272,900	10,909
*	Bank Jago Tbk PT	50,400	36,016
	Bank Mandiri Persero Tbk PT	1,155,600	646,857
*	Bank Mayapada International Tbk PT	1,109,200	44,511
	Bank Maybank Indonesia Tbk PT	1,445,900	26,717
*	Bank MNC Internasional Tbk PT	3,083,600	28,094
*	Bank Nationalnobu Tbk PT	303,200	11,044
	Bank Negara Indonesia Persero Tbk PT	1,009,600	535,810
	Bank Pan Indonesia Tbk PT	1,172,500	141,555
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,143	92,834
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	77,993
	Bank Rakyat Indonesia Persero Tbk PT	3,182,834	939,550
	Bank Syariah Indonesia Tbk PT	2,341,600	258,448
	Bank Tabungan Negara Persero Tbk PT	1,366,600	135,694

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Barito Pacific Tbk PT	2,147,800	$130,470
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	18,755
	BFI Finance Indonesia Tbk PT	2,343,200	186,937
*	Bintang Oto Global Tbk PT	230,100	20,246
	BISI International Tbk PT	103,200	11,069
	Blue Bird Tbk PT	168,500	19,488
*	Buana Lintas Lautan Tbk PT	3,163,100	31,143
	Bukit Asam Tbk PT	1,380,500	400,795
*	Bumi Resources Minerals Tbk PT	2,972,300	46,919
*	Bumi Serpong Damai Tbk PT	2,395,200	148,762
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,101
*	Capital Financial Indonesia Tbk PT	1,425,900	77,383
	Charoen Pokphand Indonesia Tbk PT	1,064,200	401,908
Ω	Cikarang Listrindo Tbk PT	409,000	18,757
	Ciputra Development Tbk PT	4,754,247	296,645
*	Citra Marga Nusaphala Persada Tbk PT	166,518	22,775
*	Delta Dunia Makmur Tbk PT	2,924,600	77,371
	Dharma Satya Nusantara Tbk PT	1,298,400	46,473
*	Eagle High Plantations Tbk PT	4,013,600	18,962
*	Elang Mahkota Teknologi Tbk PT	818,100	103,700
	Elnusa Tbk PT	1,799,200	36,670
	Erajaya Swasembada Tbk PT	3,182,500	107,057
*	FKS Food Sejahtera Tbk PT	1,200,700	11,485
	Gajah Tunggal Tbk PT	847,000	40,268
*††	Garuda Indonesia Persero Tbk PT	2,201,200	6,177
	Garudafood Putra Putri Jaya Tbk PT	1,787,600	64,490
	Gudang Garam Tbk PT	138,300	259,684
*††	Hanson International Tbk PT	36,338,700	0
	Impack Pratama Industri Tbk PT	109,200	29,300
	Indah Kiat Pulp & Paper Tbk PT	830,400	425,830
*	Indika Energy Tbk PT	744,800	134,265
	Indo Tambangraya Megah Tbk PT	156,500	418,226
	Indocement Tunggal Prakarsa Tbk PT	274,100	172,115
	Indofood CBP Sukses Makmur Tbk PT	142,700	84,939
	Indofood Sukses Makmur Tbk PT	1,595,300	731,685
	Indomobil Sukses Internasional Tbk PT	398,300	21,762
	Indosat Tbk PT	265,100	119,460
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,848,476	112,809
	Integra Indocabinet Tbk PT	388,200	15,846
*††	Inti Agri Resources Tbk PT	532,800	337
*	Intiland Development Tbk PT	2,720,500	27,158
	Jaccs Mitra Pinasthika Mustika Tbk PT	324,700	21,555
	Japfa Comfeed Indonesia Tbk PT	2,060,300	200,905
*	Jasa Marga Persero Tbk PT	377,704	90,726
	Jaya Real Property Tbk PT	1,298,300	42,349
	Kalbe Farma Tbk PT	5,502,700	601,295
*	Kapuas Prima Coal Tbk PT	1,002,500	5,474
*	Kawasan Industri Jababeka Tbk PT	3,773,910	41,480
	KMI Wire & Cable Tbk PT	513,700	11,294
*	Krakatau Steel Persero Tbk PT	1,204,811	31,520
*	Kresna Graha Investama Tbk PT	1,585,300	5,345
	Link Net Tbk PT	322,400	101,063
*	Lippo Karawaci Tbk PT	10,772,700	76,294
	Mahkota Group Tbk PT	172,100	10,214
*	Malindo Feedmill Tbk PT	521,400	21,467
*	Map Aktif Adiperkasa PT	180,400	39,456
	Matahari Department Store Tbk PT	295,800	90,629
*	Matahari Putra Prima Tbk PT	1,179,300	17,676
	Mayora Indah Tbk PT	981,400	116,476

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Medco Energi Internasional Tbk PT	5,409,600	$223,552
	Media Nusantara Citra Tbk PT	2,123,400	151,277
	Medikaloka Hermina Tbk PT	1,614,000	156,313
*	Mega Manunggal Property Tbk PT	586,100	20,160
*	Merdeka Copper Gold Tbk PT	1,256,642	344,883
*	Metro Healthcare Indonesia Tbk PT	883,300	29,781
	Metrodata Electronics Tbk PT	1,934,000	77,607
*	Mitra Adiperkasa Tbk PT	3,535,200	212,341
	Mitra Keluarga Karyasehat Tbk PT	713,100	119,763
*	MNC Kapital Indonesia Tbk PT	1,485,800	12,748
*	MNC Land Tbk PT	14,426,000	90,487
	MNC Studios International Tbk PT	25,800	10,044
*	MNC Vision Networks Tbk PT	4,883,100	35,578
*	Multipolar Tbk PT	3,558,200	41,212
	Nippon Indosari Corpindo Tbk PT	326,544	28,293
	Pabrik Kertas Tjiwi Kimia Tbk PT	471,500	202,987
*	Pacific Strategic Financial Tbk PT	445,200	32,267
	Pakuwon Jati Tbk PT	6,004,200	184,710
	Panin Financial Tbk PT	5,284,100	139,717
	Perusahaan Gas Negara Tbk PT	1,577,700	179,123
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	118,267
*	Pollux Properti Indonesia Tbk PT	288,500	7,857
*††	Pool Advista Indonesia Tbk PT	107,000	68
*	PP Persero Tbk PT	1,316,763	80,968
	Puradelta Lestari Tbk PT	3,333,600	36,637
	Ramayana Lestari Sentosa Tbk PT	717,500	28,079
*††	Rimo International Lestari Tbk PT	17,222,700	10,886
	Salim Ivomas Pratama Tbk PT	1,294,900	41,064
	Samudera Indonesia Tbk PT	513,000	89,388
	Sarana Menara Nusantara Tbk PT	5,039,300	399,311
	Sariguna Primatirta Tbk PT	530,300	16,592
	Sawit Sumbermas Sarana Tbk PT	1,734,600	176,068
*††	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	47,267
*	Semen Baturaja Persero Tbk PT	601,700	19,404
	Semen Indonesia Persero Tbk PT	834,900	367,894
	Siloam International Hospitals Tbk PT	921,168	62,456
*	Smartfren Telecom Tbk PT	5,742,200	37,952
*††	Sri Rejeki Isman Tbk PT	5,584,400	10,307
	Steel Pipe Industry of Indonesia PT	871,300	16,696
	Sumber Alfaria Trijaya Tbk PT	3,229,000	408,780
	Summarecon Agung Tbk PT	3,451,323	141,035
	Surya Citra Media Tbk PT	4,966,600	73,748
	Surya Esa Perkasa Tbk PT	1,460,200	101,931
*	Surya Semesta Internusa Tbk PT	2,170,500	55,071
	Telkom Indonesia Persero Tbk PT	1,328,300	379,389
#	Telkom Indonesia Persero Tbk PT, ADR	6,000	171,000
	Tempo Scan Pacific Tbk PT	231,900	21,575
	Timah Tbk PT	691,000	68,125
*††	Tiphone Mobile Indonesia Tbk PT	985,400	3,322
	Tower Bersama Infrastructure Tbk PT	2,037,500	422,425
*††	Trada Alam Minera Tbk PT	8,033,600	5,078
*	Transcoal Pacific Tbk PT	99,800	70,985
	Tunas Baru Lampung Tbk PT	1,230,000	63,881
	Ultrajaya Milk Industry & Trading Co. Tbk PT	213,000	20,898
	Unilever Indonesia Tbk PT	730,500	222,436
	United Tractors Tbk PT	558,300	1,220,115
*	Vale Indonesia Tbk PT	245,600	101,378
*††	Waskita Beton Precast Tbk PT	2,948,500	14,163

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Waskita Karya Persero Tbk PT	3,327,686	$115,772
	Wijaya Karya Beton Tbk PT	1,250,300	17,206
*	Wijaya Karya Persero Tbk PT	1,387,034	87,588
	XL Axiata Tbk PT	1,891,000	302,694
TOTAL INDONESIA			21,563,747
IRELAND — (0.5%)
	AIB Group PLC	259,471	590,205
	Bank of Ireland Group PLC	337,989	1,935,922
	Cairn Homes PLC	242,753	270,038
#	CRH PLC, Sponsored ADR	191,724	7,398,629
*	Dalata Hotel Group PLC	37,851	139,469
	FBD Holdings PLC	12,798	133,363
*	Flutter Entertainment PLC	10,298	1,035,095
	Glanbia PLC	34,235	403,406
*Ω	Glenveagh Properties PLC	176,241	195,612
	Irish Continental Group PLC	44,851	179,538
	Kerry Group PLC, Class A	5,661	597,525
	Kingspan Group PLC	24,759	1,602,602
*	Permanent TSB Group Holdings PLC	27,099	38,739
	Smurfit Kappa Group PLC	85,945	3,115,283
TOTAL IRELAND			17,635,426
ISRAEL — (0.7%)
#	Adgar Investment & Development Ltd.	12,310	25,916
	Afcon Holdings Ltd.	747	35,185
	AFI Properties Ltd.	3,808	199,198
	Africa Israel Residences Ltd.	1,148	66,191
*	Airport City Ltd.	15,073	291,404
*	Allot Ltd.	4,114	21,339
	Alony Hetz Properties & Investments Ltd.	18,277	266,720
	Alrov Properties & Lodgings Ltd.	2,536	140,765
	Amot Investments Ltd.	32,080	219,936
	Arad Ltd.	2,793	38,622
	Ashtrom Group Ltd.	5,097	118,784
	AudioCodes Ltd.	4,740	115,182
	Aura Investments Ltd.	27,978	53,956
	Automatic Bank Services Ltd.	3,034	17,731
*	Avgol Industries 1953 Ltd.	27,468	18,829
*	Ayalon Holdings Ltd.	1,235	7,694
	Azorim-Investment Development & Construction Co. Ltd.	19,115	72,952
	Azrieli Group Ltd.	2,640	211,614
	Bank Hapoalim BM	56,267	524,409
	Bank Leumi Le-Israel BM	142,963	1,390,116
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	39,280
	Bezeq The Israeli Telecommunication Corp. Ltd.	378,776	648,519
	Big Shopping Centers Ltd.	1,233	164,236
*	BioLine RX Ltd.	86,003	7,647
	Blue Square Real Estate Ltd.	1,087	84,797
*	Brack Capital Properties NV	732	82,626
*	Camtek Ltd.	5,804	171,288
	Carasso Motors Ltd.	12,524	64,688
	Castro Model Ltd.	651	17,382
*	Cellcom Israel Ltd.	34,646	190,023
*	Ceragon Networks Ltd.	10,169	26,439
*	Clal Insurance Enterprises Holdings Ltd.	21,159	413,906
*	Compugen Ltd.	2,509	4,325
	Danel Adir Yeoshua Ltd.	1,378	174,772

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delek Automotive Systems Ltd.	18,863	$237,379
*	Delek Group Ltd.	2,989	453,870
	Delta Galil Industries Ltd.	5,756	281,262
	Dor Alon Energy in Israel 1988 Ltd.	2,155	80,606
	Duniec Brothers Ltd.	1,032	68,248
	E&M Computing Ltd.	1,464	4,465
	Elbit Systems Ltd.	1,167	270,429
	Electra Consumer Products 1970 Ltd.	5,498	258,893
	Electra Ltd.	671	402,132
	Electra Real Estate Ltd.	4,747	78,437
*	Ellomay Capital Ltd.	413	10,953
	Energix-Renewable Energies Ltd.	18,849	76,399
*	Enlight Renewable Energy Ltd.	44,854	102,183
*	Equital Ltd.	11,501	407,804
*	Fattal Holdings 1998 Ltd.	700	81,865
	First International Bank of Israel Ltd.	14,894	629,719
	FMS Enterprises Migun Ltd.	1,064	33,988
	Formula Systems 1985 Ltd.	5,016	521,830
	Fox Wizel Ltd.	3,989	507,180
	Gav-Yam Lands Corp. Ltd.	17,476	168,228
*	Gilat Satellite Networks Ltd.	6,757	45,626
	Hamat Group Ltd.	3,663	36,392
	Harel Insurance Investments & Financial Services Ltd.	50,644	517,841
	Hilan Ltd.	4,774	278,164
*	Hiper Global Ltd.	1,464	5,429
	ICL Group Ltd.	77,014	701,784
	IDI Insurance Co. Ltd.	2,825	73,655
	IES Holdings Ltd.	386	34,796
	Ilex Medical Ltd.	1,583	54,313
	Infinya Ltd.	1,607	144,329
	Inrom Construction Industries Ltd.	18,124	87,701
	Isracard Ltd.	45,780	143,111
	Israel Canada T.R Ltd.	18,128	69,963
	Israel Discount Bank Ltd., Class A	177,467	1,009,052
	Israel Land Development - Urban Renewal Ltd.	4,029	64,388
	Isras Investment Co. Ltd.	439	86,881
	Issta Lines Ltd.	793	23,185
*	Kamada Ltd.	4,981	24,967
	Kardan Real Estate Enterprise & Development Ltd.	14,765	17,285
#	Kenon Holdings Ltd.	4,298	186,053
	Kerur Holdings Ltd.	1,856	45,664
	Klil Industries Ltd.	492	42,829
#	Lahav L.R. Real Estate Ltd.	7,178	11,072
	Levinstein Properties Ltd.	1,006	31,990
	M Yochananof & Sons Ltd.	1,555	89,610
	Magic Software Enterprises Ltd.	9,410	185,422
	Malam - Team Ltd.	2,662	59,627
	Matrix IT Ltd.	10,705	272,046
#	Maytronics Ltd.	10,226	134,751
	Mediterranean Towers Ltd.	17,620	54,805
	Mega Or Holdings Ltd.	4,762	159,567
*	Mehadrin Ltd.	232	10,777
	Meitav Dash Investments Ltd.	8,052	40,693
*	Melisron Ltd.	3,680	278,447
*	Menora Mivtachim Holdings Ltd.	12,951	259,221
	Meshulam Levinstein Contracting & Engineering Ltd.	268	24,129
	Migdal Insurance & Financial Holdings Ltd.	160,246	250,284
	Mivne Real Estate KD Ltd.	60,197	204,450
	Mivtach Shamir Holdings Ltd.	2,452	65,366

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mizrahi Tefahot Bank Ltd.	33,547	$1,247,129
*	Naphtha Israel Petroleum Corp. Ltd.	11,187	69,949
	Nawi Brothers Ltd.	5,014	41,373
*	Neto Malinda Trading Ltd.	2,810	106,038
	Neto ME Holdings Ltd.	796	43,852
*	Nice Ltd.	193	41,205
*	Nice Ltd., Sponsored ADR	305	65,276
*	Nova Ltd.	7,149	759,248
	Novolog Ltd.	74,680	77,431
	Oil Refineries Ltd.	830,008	312,787
	One Software Technologies Ltd.	11,900	195,445
*	OPC Energy Ltd.	7,873	91,059
	Palram Industries 1990 Ltd.	857	10,979
*	Partner Communications Co. Ltd.	84,067	670,964
*	Paz Oil Co. Ltd.	3,147	388,129
	Peninsula Group Ltd.	23,901	16,032
*	Perion Network Ltd.	4,398	84,838
	Phoenix Holdings Ltd.	49,872	532,913
	Plasson Industries Ltd.	1,820	102,009
	Prashkovsky Investments & Construction Ltd.	2,121	68,662
*	Priortech Ltd.	2,380	61,286
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,824	299,177
	Sano-Brunos Enterprises Ltd.	288	25,500
	Scope Metals Group Ltd.	3,658	174,194
	Shapir Engineering & Industry Ltd.	22,053	196,374
#*	Shikun & Binui Ltd.	33,923	159,897
	Shufersal Ltd.	36,792	240,406
*	Solegreen Ltd.	1,545	7,662
#	Strauss Group Ltd.	10,592	281,444
	Summit Real Estate Holdings Ltd.	15,262	278,098
	Suny Cellular Communication Ltd.	31,041	16,326
	Tadiran Group Ltd.	1,079	166,940
	Tel Aviv Stock Exchange Ltd.	10,968	52,942
	Telsys Ltd.	428	19,889
*	Tera Light Ltd.	12,951	24,194
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	156,285	1,465,953
	Tiv Taam Holdings 1 Ltd.	17,262	36,549
*	Tower Semiconductor Ltd.	29,264	1,400,575
	Victory Supermarket Chain Ltd.	1,508	22,629
	YD More Investments Ltd.	9,388	33,006
	YH Dimri Construction & Development Ltd.	757	63,156
TOTAL ISRAEL			26,379,521
ITALY — (1.6%)
	A2A SpA	601,238	774,934
	ACEA SpA	30,050	433,941
	Amplifon SpA	35,979	1,189,758
Ω	Anima Holding SpA	103,681	364,007
	Aquafil SpA	4,743	30,751
	Arnoldo Mondadori Editore SpA	66,336	115,037
	Ascopiave SpA	27,198	77,292
	Assicurazioni Generali SpA	111,193	1,662,296
	Atlantia SpA	3,941	91,079
*	Autogrill SpA	30,538	199,237
	Autostrade Meridionali SpA	137	5,239
	Avio SpA	4,330	50,834
	Azimut Holding SpA	45,235	791,302
	Banca Generali SpA	15,849	461,104
	Banca IFIS SpA	10,751	144,651

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Mediolanum SpA	42,158	$279,187
#*	Banca Monte dei Paschi di Siena SpA	520	220
	Banca Popolare di Sondrio SPA	183,166	607,849
	Banca Profilo SpA	46,449	9,226
#Ω	Banca Sistema SpA	18,647	29,671
#	Banco BPM SpA	643,041	1,665,523
	Banco di Desio e della Brianza SpA	16,694	51,801
	BasicNet SpA	5,690	32,495
	Be Shaping The Future SpA	35,768	123,367
	BF SpA	2,936	10,666
Ω	BFF Bank SpA	47,549	334,076
#	Biesse SpA	1,288	18,367
	BPER Banca	354,637	492,278
	Brembo SpA	38,719	409,006
	Brunello Cucinelli SpA	11,657	677,491
	Buzzi Unicem SpA	24,375	445,655
	Cairo Communication SpA	27,066	51,609
Ω	Carel Industries SpA	4,807	109,519
	Cementir Holding NV	15,517	100,852
*	CIR SpA-Compagnie Industriali	185,367	78,572
	CNH Industrial NV	156,507	2,016,226
	Credito Emiliano SpA	35,737	202,277
	Danieli & C Officine Meccaniche SpA	14,987	212,605
#	Danieli & C Officine Meccaniche SpA	7,008	144,146
	Davide Campari-Milano NV	499	5,540
	De' Longhi SpA	9,270	176,312
	DeA Capital SpA	39,122	45,680
	DiaSorin SpA	6,986	971,350
Ω	doValue SpA	16,541	101,004
*	Elica SpA	3,965	11,509
	Emak SpA	23,116	31,605
	Enel SpA	435,419	2,195,063
	Eni SpA	342,169	4,113,069
	ERG SpA	22,428	731,539
	Esprinet SpA	9,068	65,634
#*	Eurotech SpA	8,670	25,763
	Ferrari NV	9,208	1,955,474
#*	Fincantieri SpA	173,288	91,102
	FinecoBank Banca Fineco SpA	57,230	711,252
*	FNM SpA	63,935	28,694
*	Garofalo Health Care SpA	4,150	16,880
	Gefran SpA	1,857	16,915
	GPI SpA	722	10,551
	Gruppo MutuiOnline SpA	9,721	260,482
Ω	GVS SpA	5,826	56,607
	Hera SpA	303,423	871,818
	IMMSI SpA	88,096	34,558
Ω	Infrastrutture Wireless Italiane SpA	39,588	416,006
*	Intek Group SpA	29,824	17,860
	Interpump Group SpA	3,612	154,369
	Intesa Sanpaolo SpA	1,170,618	2,078,794
	Iren SpA	159,197	300,010
	Italgas SpA	133,957	766,338
	Italmobiliare SpA	5,062	141,035
*	Iveco Group NV	31,301	191,646
#*	IVS Group SA	7,546	31,994
#*	Juventus Football Club SpA	314,600	115,910
	Leonardo SpA	136,003	1,273,885
#	Maire Tecnimont SpA	50,309	139,712

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Mediobanca Banca di Credito Finanziario SpA	168,269	$1,443,194
*	MFE-MediaForEurope NV, Class A	566,137	254,834
#*	MFE-MediaForEurope NV, Class B	217,571	140,018
#	Moncler SpA	27,682	1,387,667
*	Newlat Food SpA	3,045	17,937
#*Ω	Nexi SpA	17,785	161,524
	Orsero SpA	2,438	36,009
Ω	OVS SpA	69,768	112,213
	Pharmanutra SpA	964	66,349
	Piaggio & C SpA	94,601	249,229
Ω	Pirelli & C SpA	122,285	529,448
Ω	Poste Italiane SpA	85,475	718,017
#	Prima Industrie SpA	1,946	44,868
	Prysmian SpA	29,394	934,638
Ω	RAI Way SpA	37,554	186,906
	Recordati Industria Chimica e Farmaceutica SpA	21,696	962,202
	Reply SpA	5,430	714,840
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	42,962
	Sabaf SpA	2,805	69,239
#	SAES Getters SpA	1,821	39,417
	SAES Getters SpA	2,046	29,482
*	Safilo Group SpA	32,565	44,498
#	Salvatore Ferragamo SpA	14,385	255,159
	Sanlorenzo SpA/Ameglia	442	15,388
*	Saras SpA	206,603	262,080
	Sesa SpA	2,079	295,087
#	SIT SpA	1,852	13,059
	Snam SpA	151,757	761,446
*	Sogefi SpA	29,462	27,652
	SOL SpA	12,728	236,067
*	Spaxs SpA	14,149	145,675
	Stellantis NV	503,996	7,237,510
	Tamburi Investment Partners SpA	29,116	241,910
Ω	Technogym SpA	34,456	242,742
*	Telecom Italia SpA	1,752,440	388,795
*	Telecom Italia SpA	1,355,110	283,650
	Telecom Italia SpA, Sponsored ADR	8,643	18,971
	Tenaris SA	46,891	656,194
	Tenaris SA, Sponsored ADR	17,885	501,853
	Terna - Rete Elettrica Nazionale	137,860	1,055,429
	Tinexta SpA	5,438	135,417
*	Tod's SpA	2,352	83,537
*	TXT e-solutions SpA	1,853	22,395
	UniCredit SpA	271,509	2,685,139
#Ω	Unieuro SpA	5,944	71,429
	Unipol Gruppo SpA	170,742	716,212
	UnipolSai Assicurazioni SpA	160,496	363,401
#	Webuild SpA	76,708	118,384
	Wiit SpA	1,003	20,554
	Zignago Vetro SpA	7,898	100,189
TOTAL ITALY			57,790,921
JAPAN — (14.3%)
*	&Do Holdings Co. Ltd.	1,400	8,876
	77 Bank Ltd.	20,800	277,998
	A&D HOLON Holdings Co. Ltd.	11,800	86,045
	ABC-Mart, Inc.	2,100	88,933
*	Access Co. Ltd.	12,100	72,808
	Achilles Corp.	6,100	64,177

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Acom Co. Ltd.	105,100	$262,927
#	AD Works Group Co. Ltd.	13,910	16,301
	Adastria Co. Ltd.	11,700	175,709
	ADEKA Corp.	37,900	685,546
	Ad-sol Nissin Corp.	1,600	20,928
	Advan Group Co. Ltd.	6,600	40,267
	Advance Create Co. Ltd.	3,600	27,310
*	Advanced Media, Inc.	4,300	24,627
	Advantest Corp.	17,500	1,040,847
	Adventure, Inc.	600	37,324
	Aeon Co. Ltd.	65,024	1,311,333
	Aeon Delight Co. Ltd.	9,500	205,606
	Aeon Fantasy Co. Ltd.	3,100	69,433
	AEON Financial Service Co. Ltd.	40,600	444,488
	Aeon Hokkaido Corp.	8,200	65,160
	Aeon Mall Co. Ltd.	17,800	227,116
	Aeria, Inc.	8,000	26,994
	AFC-HD AMS Life Science Co. Ltd.	4,100	25,143
	AGC, Inc.	44,000	1,603,942
	Agro-Kanesho Co. Ltd.	1,800	18,645
	Ahresty Corp.	9,600	27,432
	Ai Holdings Corp.	6,600	83,550
#*	AI inside, Inc.	400	12,579
	Aica Kogyo Co. Ltd.	9,300	215,489
	Aichi Bank Ltd.	3,300	135,589
	Aichi Corp.	12,600	81,154
	Aichi Steel Corp.	4,600	74,543
	Aichi Tokei Denki Co. Ltd.	3,600	39,186
	Aida Engineering Ltd.	21,800	150,049
	Aiful Corp.	103,400	303,200
	Ain Holdings, Inc.	6,700	386,162
	Ainavo Holdings Co. Ltd.	800	5,481
	Aiphone Co. Ltd.	4,500	63,529
	Air Water, Inc.	64,700	871,049
	Airport Facilities Co. Ltd.	10,500	43,071
#	Airtrip Corp.	4,300	79,838
	Aisan Industry Co. Ltd.	22,700	117,590
	Aisin Corp.	35,100	1,042,420
	AIT Corp.	1,900	26,101
	Aizawa Securities Group Co. Ltd.	12,600	65,450
	Ajinomoto Co., Inc.	32,900	865,796
	Ajis Co. Ltd.	2,100	33,152
	Akatsuki Corp.	4,600	11,271
	Akatsuki, Inc.	2,400	47,592
*	Akebono Brake Industry Co. Ltd.	43,900	50,371
	Akita Bank Ltd.	5,900	73,267
	Albis Co. Ltd.	2,900	49,297
	Alconix Corp.	11,500	113,582
	Alfresa Holdings Corp.	39,600	528,497
	Alinco, Inc.	8,800	59,656
	Alleanza Holdings Co. Ltd.	4,100	32,017
#	Alpen Co. Ltd.	7,200	112,476
	Alpha Corp.	3,000	23,138
	Alpha Systems, Inc.	1,000	36,923
*	AlphaPolis Co. Ltd.	900	16,183
	Alps Alpine Co. Ltd.	71,844	747,715
	Alps Logistics Co. Ltd.	1,900	16,403
#	Altech Corp.	6,710	97,910
	Amada Co. Ltd.	80,000	645,736

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amano Corp.	16,400	$315,539
	Amiyaki Tei Co. Ltd.	1,600	35,338
	Amuse, Inc.	800	12,226
	Amvis Holdings, Inc.	1,000	35,263
*	ANA Holdings, Inc.	9,900	184,820
#	Anabuki Kosan, Inc.	1,900	30,658
	Anest Iwata Corp.	8,600	62,913
	Anicom Holdings, Inc.	4,600	23,620
	Anritsu Corp.	39,400	481,569
	AOI Electronics Co. Ltd.	2,000	30,121
	AOKI Holdings, Inc.	19,000	93,540
	Aoyama Trading Co. Ltd.	17,800	117,798
#	Aoyama Zaisan Networks Co. Ltd.	5,700	45,886
	Aozora Bank Ltd.	29,600	618,771
	Apaman Co. Ltd.	3,200	11,544
	Arakawa Chemical Industries Ltd.	6,700	50,612
	Arata Corp.	4,400	136,016
#	Arcland Service Holdings Co. Ltd.	4,000	63,984
	Arcs Co. Ltd.	19,100	304,383
#	Ardepro Co. Ltd.	4,620	16,584
	Arealink Co. Ltd.	5,300	63,356
	Argo Graphics, Inc.	3,400	88,265
	Arisawa Manufacturing Co. Ltd.	10,600	84,063
	ARTERIA Networks Corp.	7,500	71,626
	Artnature, Inc.	9,700	56,010
#	ArtSpark Holdings, Inc.	16,000	98,248
*	Aruhi Corp.	12,900	103,471
	As One Corp.	2,500	118,618
	Asahi Broadcasting Group Holdings Corp.	4,500	22,228
	Asahi Co. Ltd.	6,500	63,929
	Asahi Diamond Industrial Co. Ltd.	23,700	115,249
	Asahi Group Holdings Ltd.	31,200	1,084,710
	Asahi Holdings, Inc.	36,200	552,496
	Asahi Intecc Co. Ltd.	8,800	162,800
	Asahi Kasei Corp.	296,500	2,378,643
	Asahi Kogyosha Co. Ltd.	3,000	42,718
#	Asahi Net, Inc.	3,700	16,610
	ASAHI YUKIZAI Corp.	7,200	113,672
	Asanuma Corp.	6,000	120,494
	Ashimori Industry Co. Ltd.	1,900	14,337
	Asia Pile Holdings Corp.	14,000	51,588
	Asics Corp.	27,300	520,160
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	40,955
	ASKUL Corp.	9,400	124,008
	Astellas Pharma, Inc.	32,900	515,260
#	Astena Holdings Co. Ltd.	17,100	54,745
	Asti Corp.	1,300	18,961
*	Atrae, Inc.	2,700	38,955
*	Atsugi Co. Ltd.	9,100	31,574
	Aucnet, Inc.	4,000	70,684
	Autobacs Seven Co. Ltd.	21,000	221,372
	Aval Data Corp.	2,400	51,208
	Avant Corp.	7,100	73,893
	Avantia Co. Ltd.	4,700	29,324
	Avex, Inc.	11,700	134,126
	Awa Bank Ltd.	12,800	193,594
#	Axell Corp.	2,300	15,319
	Axial Retailing, Inc.	8,500	218,108
	Azbil Corp.	6,400	192,660

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Balmuda, Inc.	800	$18,487
	Bandai Namco Holdings, Inc.	13,300	1,039,028
	Bando Chemical Industries Ltd.	14,200	103,177
	Bank of Iwate Ltd.	6,900	102,868
	Bank of Kochi Ltd.	4,100	21,322
	Bank of Kyoto Ltd.	14,600	621,163
	Bank of Nagoya Ltd.	5,100	116,095
	Bank of Saga Ltd.	6,800	75,148
	Bank of the Ryukyus Ltd.	14,500	87,858
#	Bank of Toyama Ltd.	700	9,525
	Baroque Japan Ltd.	7,100	43,658
	Base Co. Ltd.	400	18,428
	BayCurrent Consulting, Inc.	2,100	657,015
	Beaglee, Inc.	1,100	12,189
	Beauty Garage, Inc.	500	10,742
	Beenos, Inc.	2,100	40,822
	Belc Co. Ltd.	5,500	227,444
	Bell System24 Holdings, Inc.	17,200	199,457
	Belluna Co. Ltd.	24,700	144,365
	Benefit One, Inc.	15,300	248,509
	Benesse Holdings, Inc.	12,500	225,275
#*	Bengo4.com, Inc.	1,500	43,261
#	Bic Camera, Inc.	19,900	173,025
	BIPROGY, Inc.	25,300	539,887
#	B-Lot Co. Ltd.	2,200	8,757
	BML, Inc.	8,000	236,608
	Bookoff Group Holdings Ltd.	3,100	23,389
	Bourbon Corp.	700	11,299
	BP Castrol KK	2,900	24,721
#	Br Holdings Corp.	10,200	26,704
*	BrainPad, Inc.	5,700	53,548
	Bridgestone Corp.	61,100	2,383,258
	Broadleaf Co. Ltd.	32,400	114,577
#	Broadmedia Corp.	2,119	18,337
	Broccoli Co. Ltd.	1,400	12,081
	Brother Industries Ltd.	52,800	989,020
	Bull-Dog Sauce Co. Ltd.	3,500	48,385
	Bunka Shutter Co. Ltd.	24,700	191,728
	Business Brain Showa-Ota, Inc.	2,400	27,294
	BuySell Technologies Co. Ltd.	900	34,821
#	C Uyemura & Co. Ltd.	1,400	65,260
	CAC Holdings Corp.	3,100	33,621
	Calbee, Inc.	18,400	394,862
#	Can Do Co. Ltd.	190	3,159
	Canare Electric Co. Ltd.	700	8,128
	Canon Electronics, Inc.	8,800	110,151
	Canon Marketing Japan, Inc.	14,100	331,124
#	Canon, Inc., Sponsored ADR	1,500	35,520
	Canon, Inc.	45,900	1,085,894
	Capcom Co. Ltd.	24,100	669,920
	Careerlink Co. Ltd.	1,800	30,841
	Carenet, Inc.	3,500	30,321
	Carlit Holdings Co. Ltd.	8,400	41,781
#	Casa, Inc.	2,200	14,049
	Casio Computer Co. Ltd.	50,800	496,923
	Cawachi Ltd.	7,300	117,997
#	CDS Co. Ltd.	1,800	25,350
	Central Automotive Products Ltd.	3,900	71,461
	Central Glass Co. Ltd.	15,900	391,559

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Japan Railway Co.	4,500	$526,936
	Central Security Patrols Co. Ltd.	2,100	40,240
#	Central Sports Co. Ltd.	2,600	50,266
	Ceres, Inc.	3,400	30,436
	Charm Care Corp. KK	3,200	29,603
	Chiba Bank Ltd.	63,300	351,116
	Chiba Kogyo Bank Ltd.	17,300	33,372
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	60,607
	Chino Corp.	3,100	39,242
	Chiyoda Co. Ltd.	7,300	44,274
*	Chiyoda Corp.	32,900	101,242
	Chiyoda Integre Co. Ltd.	5,600	89,066
	Chofu Seisakusho Co. Ltd.	9,200	128,575
	Chori Co. Ltd.	5,000	74,638
	Chubu Electric Power Co., Inc.	42,900	457,632
	Chubu Shiryo Co. Ltd.	10,900	89,729
	Chudenko Corp.	11,500	184,677
	Chuetsu Pulp & Paper Co. Ltd.	3,200	21,774
	Chugai Pharmaceutical Co. Ltd.	15,000	421,392
	Chugai Ro Co. Ltd.	2,300	29,955
	Chugoku Bank Ltd.	56,500	410,868
	Chugoku Electric Power Co., Inc.	37,300	243,728
	Chugoku Marine Paints Ltd.	12,500	82,622
	Chukyo Bank Ltd.	5,000	64,491
	Chuo Spring Co. Ltd.	8,000	43,094
	CI Takiron Corp.	19,100	80,128
	Citizen Watch Co. Ltd.	101,600	445,415
	CKD Corp.	14,800	210,185
#	CK-San-Etsu Co. Ltd.	1,500	46,971
	Cleanup Corp.	10,500	49,100
	CMIC Holdings Co. Ltd.	4,000	46,057
	CMK Corp.	19,100	64,817
	Coca-Cola Bottlers Japan Holdings, Inc.	37,525	427,822
	COLOPL, Inc.	2,500	12,602
#	Colowide Co. Ltd.	20,100	294,790
#	Computer Engineering & Consulting Ltd.	8,400	77,522
	COMSYS Holdings Corp.	18,805	377,797
	Comture Corp.	7,800	176,139
	Concordia Financial Group Ltd.	247,117	840,691
	CONEXIO Corp.	10,700	106,214
*	COOKPAD, Inc.	2,900	4,695
	Core Corp.	1,800	20,594
	Corona Corp.	5,700	35,784
	Cosel Co. Ltd.	8,100	52,845
	Cosmo Energy Holdings Co. Ltd.	28,800	873,514
	Cosmos Initia Co. Ltd.	5,600	18,575
	Cosmos Pharmaceutical Corp.	4,600	494,557
	Cota Co. Ltd.	4,373	52,295
#	CRE, Inc.	3,000	37,294
	Create Medic Co. Ltd.	3,600	26,343
	Create Restaurants Holdings, Inc.	32,900	250,567
	Create SD Holdings Co. Ltd.	12,000	277,969
	Credit Saison Co. Ltd.	66,600	850,451
	Creek & River Co. Ltd.	4,300	76,670
#	Cresco Ltd.	3,000	47,251
	CTI Engineering Co. Ltd.	4,900	100,218
	CTS Co. Ltd.	8,900	54,911
	Cube System, Inc.	1,400	11,216
	Curves Holdings Co. Ltd.	12,200	66,400

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CyberAgent, Inc.	56,000	$558,790
	Cyberlinks Co. Ltd.	2,300	19,793
	Cybernet Systems Co. Ltd.	1,500	10,858
	Cybozu, Inc.	7,100	61,352
	Dai Nippon Printing Co. Ltd.	28,800	635,539
	Dai Nippon Toryo Co. Ltd.	9,200	50,321
	Daicel Corp.	64,700	411,577
	Dai-Dan Co. Ltd.	5,800	96,066
	Daido Kogyo Co. Ltd.	4,700	28,037
	Daido Metal Co. Ltd.	19,800	81,086
	Daido Steel Co. Ltd.	10,500	313,387
	Daifuku Co. Ltd.	5,500	350,716
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	29,822
	Daihen Corp.	6,800	214,208
#	Daiho Corp.	7,800	250,655
	Dai-Ichi Cutter Kogyo KK	5,000	50,657
	Daiichi Jitsugyo Co. Ltd.	3,600	90,531
	Daiichi Kensetsu Corp.	1,800	17,917
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	46,933
	Dai-ichi Life Holdings, Inc.	55,500	965,416
	Daiichi Sankyo Co. Ltd.	10,900	289,010
	Daiken Corp.	5,500	80,601
	Daiken Medical Co. Ltd.	4,500	16,220
	Daiki Aluminium Industry Co. Ltd.	18,800	175,281
	Daiki Axis Co. Ltd.	3,000	15,899
	Daikin Industries Ltd.	13,500	2,367,606
	Daikoku Denki Co. Ltd.	4,300	41,209
#	Daikokutenbussan Co. Ltd.	3,200	131,383
	Daikyonishikawa Corp.	19,900	83,560
	Dainichi Co. Ltd.	4,700	23,453
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	69,968
	Daio Paper Corp.	32,500	347,993
	Daiohs Corp.	1,300	10,531
	Daiseki Co. Ltd.	7,920	235,438
	Daiseki Eco. Solution Co. Ltd.	2,800	17,676
	Daishi Hokuetsu Financial Group, Inc.	14,450	278,847
	Daishinku Corp.	10,400	74,108
	Daisue Construction Co. Ltd.	3,800	44,470
	Daito Bank Ltd.	4,300	21,285
	Daito Pharmaceutical Co. Ltd.	7,350	145,979
	Daito Trust Construction Co. Ltd.	11,100	1,052,308
	Daitron Co. Ltd.	3,300	46,883
	Daiwa House Industry Co. Ltd.	102,600	2,535,048
	Daiwa Industries Ltd.	11,800	100,514
	Daiwa Securities Group, Inc.	183,100	845,231
	Daiwabo Holdings Co. Ltd.	43,000	617,291
	DCM Holdings Co. Ltd.	49,200	385,024
	Dear Life Co. Ltd.	11,300	53,358
	DeNA Co. Ltd.	22,800	336,782
	Denka Co. Ltd.	36,500	946,394
#	Densan System Holdings Co. Ltd.	3,700	66,344
	Denso Corp.	16,700	913,408
	Dentsu Group, Inc.	33,400	1,166,714
	Denyo Co. Ltd.	6,100	74,812
	Dexerials Corp.	28,700	774,705
	DIC Corp.	38,800	717,545
	Digital Arts, Inc.	3,900	193,057
	Digital Garage, Inc.	10,600	307,993
	Digital Hearts Holdings Co. Ltd.	4,100	60,298

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Holdings, Inc.	5,700	$57,993
	Digital Information Technologies Corp.	3,100	33,814
	Dip Corp.	10,400	279,366
	Direct Marketing MiX, Inc.	4,800	74,727
	Disco Corp.	2,600	635,257
	DKK Co. Ltd.	3,400	63,501
	DKK-Toa Corp.	1,900	12,492
	DKS Co. Ltd.	4,500	79,579
	DMG Mori Co. Ltd.	43,000	577,499
	Doshisha Co. Ltd.	6,800	80,802
	Double Standard, Inc.	1,200	18,712
	Doutor Nichires Holdings Co. Ltd.	14,300	178,723
	Dowa Holdings Co. Ltd.	21,395	775,926
	Drecom Co. Ltd.	4,400	24,634
	DTS Corp.	11,000	279,430
	Duskin Co. Ltd.	9,800	221,103
	Dvx, Inc.	3,100	24,143
	DyDo Group Holdings, Inc.	3,200	122,242
	Eagle Industry Co. Ltd.	12,100	91,645
	Earth Corp.	4,400	176,600
	East Japan Railway Co.	9,000	469,863
	Ebara Corp.	12,300	481,841
	Ebara Foods Industry, Inc.	2,300	53,517
	Ebara Jitsugyo Co. Ltd.	3,800	66,778
	Ebase Co. Ltd.	6,400	27,787
	Eco's Co. Ltd.	4,900	73,623
	EDION Corp.	34,400	324,326
	EF-ON, Inc.	9,860	41,322
	eGuarantee, Inc.	8,600	150,931
	E-Guardian, Inc.	3,400	81,075
	Ehime Bank Ltd.	14,600	95,536
	Eidai Co. Ltd.	11,700	22,773
	Eiken Chemical Co. Ltd.	8,400	124,254
	Eisai Co. Ltd.	2,700	123,646
	Eizo Corp.	7,000	195,790
	EJ Holdings, Inc.	1,100	10,849
	Elan Corp.	9,500	84,182
	Elecom Co. Ltd.	13,000	166,372
	Electric Power Development Co. Ltd.	18,000	303,709
	Elematec Corp.	8,800	83,072
	en Japan, Inc.	10,600	166,590
	Endo Lighting Corp.	5,800	33,672
	ENEOS Holdings, Inc.	995,200	3,849,834
	Enigmo, Inc.	6,600	25,609
	Enomoto Co. Ltd.	2,000	23,600
	Enplas Corp.	2,500	56,064
#	Ensuiko Sugar Refining Co. Ltd.	9,000	13,986
	Entrust, Inc.	2,100	9,868
	eRex Co. Ltd.	9,500	171,867
#	ES-Con Japan Ltd.	10,700	67,790
	Eslead Corp.	3,700	47,737
	ESPEC Corp.	4,400	60,778
	Exedy Corp.	13,000	169,280
	EXEO Group, Inc.	22,145	371,059
	Ezaki Glico Co. Ltd.	9,100	265,882
	F&M Co. Ltd.	1,700	28,547
	Faith, Inc.	4,000	17,456
	FALCO HOLDINGS Co. Ltd.	2,100	30,266
	Fancl Corp.	13,800	263,036

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FANUC Corp.	1,800	$310,429
	Fast Fitness Japan, Inc.	1,300	14,183
	Fast Retailing Co. Ltd.	4,000	2,422,361
	FCC Co. Ltd.	12,300	130,968
#*	FDK Corp.	3,899	26,142
	Feed One Co. Ltd.	10,780	57,273
	Fenwal Controls of Japan Ltd.	700	7,353
	Ferrotec Holdings Corp.	21,600	404,759
#	Fibergate, Inc.	1,000	6,598
	FIDEA Holdings Co. Ltd.	9,420	91,531
	Fields Corp.	6,800	52,961
	Financial Products Group Co. Ltd.	18,000	140,519
	FINDEX, Inc.	5,100	26,757
	First Bank of Toyama Ltd.	19,500	61,470
	First Brothers Co. Ltd.	3,900	24,297
	First Juken Co. Ltd.	4,100	34,844
	First-corp, Inc.	1,100	6,049
	Fixstars Corp.	4,500	40,176
	FJ Next Holdings Co. Ltd.	7,900	64,449
	Food & Life Cos. Ltd.	22,100	430,671
	Forum Engineering, Inc.	1,200	8,822
	Forval Corp.	1,400	9,541
	Foster Electric Co. Ltd.	9,500	50,682
	FP Corp.	19,200	432,287
	France Bed Holdings Co. Ltd.	7,200	49,800
	Freebit Co. Ltd.	6,000	39,486
	Freund Corp.	4,300	23,972
	F-Tech, Inc.	10,000	39,865
	FTGroup Co. Ltd.	6,700	45,763
	Fudo Tetra Corp.	8,250	101,750
	Fuji Co. Ltd.	8,000	130,811
	Fuji Corp.	19,300	299,095
	Fuji Corp.	7,200	68,260
	Fuji Corp. Ltd.	11,800	59,183
	Fuji Die Co. Ltd.	2,300	11,322
	Fuji Electric Co. Ltd.	16,900	763,303
	Fuji Kyuko Co. Ltd.	4,900	150,367
	Fuji Media Holdings, Inc.	17,500	152,325
	Fuji Oil Co. Ltd.	17,700	43,949
	Fuji Oil Holdings, Inc.	16,600	283,294
	Fuji Pharma Co. Ltd.	5,100	38,367
	Fuji Seal International, Inc.	18,400	213,209
	Fuji Soft, Inc.	6,300	383,380
	Fujibo Holdings, Inc.	4,500	118,133
	Fujicco Co. Ltd.	6,000	86,993
	FUJIFILM Holdings Corp.	7,300	416,991
	Fujikura Composites, Inc.	8,600	57,633
	Fujikura Kasei Co. Ltd.	10,400	38,323
	Fujikura Ltd.	141,200	853,584
	Fujimak Corp.	1,400	7,484
	Fujimi, Inc.	600	26,727
	Fujimori Kogyo Co. Ltd.	7,400	197,630
	Fujisash Co. Ltd.	35,600	18,737
	Fujishoji Co. Ltd.	3,200	21,304
	Fujitec Co. Ltd.	4,200	90,157
	Fujitsu General Ltd.	9,400	200,422
	Fujitsu Ltd.	21,600	2,895,747
	Fujiya Co. Ltd.	2,700	48,533
	FuKoKu Co. Ltd.	6,200	45,280

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	2,600	$97,374
	Fukuda Denshi Co. Ltd.	2,000	111,298
	Fukui Bank Ltd.	9,300	95,152
	Fukui Computer Holdings, Inc.	2,700	71,374
	Fukuoka Financial Group, Inc.	43,832	776,909
	Fukushima Galilei Co. Ltd.	5,100	140,224
	Fukuyama Transporting Co. Ltd.	10,200	238,220
	FULLCAST Holdings Co. Ltd.	6,400	113,275
	Fumakilla Ltd.	1,200	10,389
	Funai Soken Holdings, Inc.	11,170	196,914
	Furukawa Battery Co. Ltd.	2,100	18,970
	Furukawa Co. Ltd.	13,300	123,616
	Furukawa Electric Co. Ltd.	27,800	485,934
	Furuno Electric Co. Ltd.	10,200	84,543
#	Furuya Metal Co. Ltd.	800	52,910
	Furyu Corp.	8,200	67,874
	Fuso Chemical Co. Ltd.	8,900	228,147
	Fuso Pharmaceutical Industries Ltd.	2,900	46,736
	Futaba Corp.	16,300	84,330
	Futaba Industrial Co. Ltd.	35,800	99,996
	Future Corp.	12,500	151,435
	Fuyo General Lease Co. Ltd.	12,000	738,696
	G-7 Holdings, Inc.	13,300	148,574
	Gakken Holdings Co. Ltd.	11,000	78,637
#	Gakkyusha Co. Ltd.	3,000	35,708
	Gakujo Co. Ltd.	1,300	10,249
	Gecoss Corp.	7,000	43,245
	Genki Sushi Co. Ltd.	2,000	39,087
	Genky DrugStores Co. Ltd.	4,200	102,356
	Geo Holdings Corp.	9,800	103,525
	Gift Holdings, Inc.	600	12,045
	Giken Ltd.	200	4,967
	GL Sciences, Inc.	1,700	30,448
	GLOBERIDE, Inc.	12,000	205,706
	Glory Ltd.	16,100	267,336
	Glosel Co. Ltd.	7,000	22,257
#	GMO Financial Gate, Inc.	300	32,039
#	GMO Financial Holdings, Inc.	13,300	78,498
	GMO GlobalSign Holdings KK	1,300	58,398
	GMO internet, Inc.	17,000	333,920
	GMO Payment Gateway, Inc.	5,800	481,997
	GMO Pepabo, Inc.	500	7,417
*	Godo Steel Ltd.	4,200	46,208
	Goldcrest Co. Ltd.	8,900	121,051
	Goldwin, Inc.	5,200	324,433
	Golf Digest Online, Inc.	6,700	87,060
	Good Com Asset Co. Ltd.	2,800	26,854
	Grandy House Corp.	4,200	17,831
	gremz, Inc.	1,900	23,358
	GS Yuasa Corp.	23,216	423,880
	GSI Creos Corp.	3,600	39,685
	G-Tekt Corp.	11,700	117,860
	Gun-Ei Chemical Industry Co. Ltd.	1,900	37,199
	GungHo Online Entertainment, Inc.	15,740	307,122
	Gunma Bank Ltd.	120,400	345,471
	Gunze Ltd.	6,400	186,506
	H.U. Group Holdings, Inc.	29,400	704,568
	H2O Retailing Corp.	36,900	277,504
	HABA Laboratories, Inc.	900	16,476

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hachijuni Bank Ltd.	129,200	$480,991
	Hagihara Industries, Inc.	4,900	40,822
	Hagiwara Electric Holdings Co. Ltd.	2,500	37,973
	Hakudo Co. Ltd.	3,200	59,693
	Hakuhodo DY Holdings, Inc.	40,100	412,454
	Hakuto Co. Ltd.	4,900	94,863
#	Halows Co. Ltd.	3,100	73,029
	Hamakyorex Co. Ltd.	9,700	232,830
	Hamamatsu Photonics KK	10,100	458,953
#	Hamee Corp.	1,400	11,115
	Handsman Co. Ltd.	800	5,399
	Hankyu Hanshin Holdings, Inc.	28,400	823,791
	Hanwa Co. Ltd.	15,800	345,558
	Happinet Corp.	7,100	85,786
	Hard Off Corp. Co. Ltd.	4,500	32,653
	Harima Chemicals Group, Inc.	6,100	34,898
#	Harmonic Drive Systems, Inc.	3,500	133,444
*	Haruyama Holdings, Inc.	700	2,307
	Haseko Corp.	133,700	1,627,719
	Hashimoto Sogyo Holdings Co. Ltd.	700	11,211
	Hazama Ando Corp.	86,900	584,990
	Heiwa Corp.	22,700	354,350
	Heiwa Real Estate Co. Ltd.	9,800	295,048
	Heiwado Co. Ltd.	14,000	210,581
#*	Hennge KK	1,400	11,352
	Hibiya Engineering Ltd.	7,600	110,409
	Hikari Tsushin, Inc.	2,400	264,452
	HI-LEX Corp.	7,200	60,633
	Hino Motors Ltd.	55,100	286,366
	Hioki EE Corp.	2,400	120,636
	Hirakawa Hewtech Corp.	4,000	33,188
	Hirano Tecseed Co. Ltd.	4,100	58,060
#	Hirata Corp.	2,100	75,292
	Hirogin Holdings, Inc.	82,300	380,244
	Hirose Electric Co. Ltd.	1,755	252,133
	Hirose Tusyo, Inc.	1,900	37,080
	Hiroshima Gas Co. Ltd.	9,300	22,712
	Hisaka Works Ltd.	6,800	43,495
	Hisamitsu Pharmaceutical Co., Inc.	8,400	219,076
	Hitachi Construction Machinery Co. Ltd.	21,200	467,711
	Hitachi Ltd.	98,100	4,966,611
*	Hitachi Metals Ltd.	19,900	305,999
	Hitachi Transport System Ltd.	7,800	508,039
	Hitachi Zosen Corp.	74,700	467,479
	Hito Communications Holdings, Inc.	2,200	27,145
	Hochiki Corp.	5,600	55,936
	Hodogaya Chemical Co. Ltd.	3,100	82,030
	Hogy Medical Co. Ltd.	3,000	79,091
	Hokkaido Coca-Cola Bottling Co. Ltd.	700	21,559
	Hokkaido Electric Power Co., Inc.	57,300	220,091
	Hokkaido Gas Co. Ltd.	4,700	57,811
	Hokkan Holdings Ltd.	5,200	49,162
	Hokko Chemical Industry Co. Ltd.	8,500	62,585
	Hokkoku Financial Holdings, Inc.	8,100	282,011
	Hokuetsu Corp.	50,400	265,760
	Hokuetsu Industries Co. Ltd.	8,800	60,758
	Hokuhoku Financial Group, Inc.	45,100	291,429
	Hokuriku Electric Industry Co. Ltd.	3,300	27,768
	Hokuriku Electric Power Co.	42,000	171,156

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electrical Construction Co. Ltd.	6,000	$35,082
	Hokuto Corp.	6,400	92,869
	Honda Motor Co. Ltd., Sponsored ADR	4,900	126,028
	Honda Motor Co. Ltd.	109,700	2,811,301
	Honda Tsushin Kogyo Co. Ltd.	6,800	28,812
	H-One Co. Ltd.	10,500	48,525
	Honeys Holdings Co. Ltd.	6,900	66,418
	Hoosiers Holdings Co. Ltd.	18,200	111,506
	Horiba Ltd.	9,700	478,124
	Hoshizaki Corp.	4,400	131,261
	Hosiden Corp.	22,400	249,377
	Hosokawa Micron Corp.	6,800	139,751
	Hotland Co. Ltd.	2,600	26,271
	House Foods Group, Inc.	12,700	273,069
	Howa Machinery Ltd.	5,400	35,480
	Hoya Corp.	26,300	2,635,040
	HPC Systems, Inc.	700	17,157
	HS Holdings Co. Ltd.	9,600	86,603
	Hulic Co. Ltd.	77,995	625,527
	Hyakugo Bank Ltd.	81,100	199,161
	Hyakujushi Bank Ltd.	9,100	116,482
	Ibiden Co. Ltd.	23,600	696,472
#	IBJ, Inc.	7,100	41,314
	Ichigo, Inc.	137,900	311,459
	Ichiken Co. Ltd.	3,100	42,696
	Ichikoh Industries Ltd.	17,800	49,202
	Ichimasa Kamaboko Co. Ltd.	3,500	20,937
	Ichinen Holdings Co. Ltd.	12,700	121,677
	Ichiyoshi Securities Co. Ltd.	11,900	56,079
	Icom, Inc.	3,300	64,645
	ID Holdings Corp.	5,550	35,460
	Idec Corp.	13,400	299,019
	Idemitsu Kosan Co. Ltd.	67,083	1,744,480
	IDOM, Inc.	37,000	224,912
	Ihara Science Corp.	3,500	57,702
	IHI Corp.	48,600	1,281,470
	Iida Group Holdings Co. Ltd.	22,300	365,105
	Iino Kaiun Kaisha Ltd.	36,600	195,205
	IJTT Co. Ltd.	9,300	36,817
	Ikegami Tsushinki Co. Ltd.	2,500	11,353
	I'll, Inc.	2,100	26,087
#	Imagica Group, Inc.	7,200	46,484
#	Imasen Electric Industrial	1,400	6,606
	i-mobile Co. Ltd.	2,400	23,856
	Imuraya Group Co. Ltd.	1,300	22,332
	Inaba Denki Sangyo Co. Ltd.	10,000	208,502
#	Inaba Seisakusho Co. Ltd.	4,800	47,565
	Inabata & Co. Ltd.	19,800	359,323
	Inageya Co. Ltd.	900	8,611
*	I-NE Co. Ltd.	1,400	49,911
	Ines Corp.	5,600	68,194
	I-Net Corp.	7,310	70,746
	Infocom Corp.	13,200	212,139
	Infomart Corp.	42,300	149,309
	Information Services International-Dentsu Ltd.	4,900	164,768
	INFRONEER Holdings, Inc.	55,220	405,344
	Innotech Corp.	6,300	63,978
	Inpex Corp.	166,200	1,904,947
	Insource Co. Ltd.	6,000	126,961

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Intage Holdings, Inc.	15,600	$168,619
	Intelligent Wave, Inc.	4,800	27,961
	Inter Action Corp.	2,800	41,894
	Internet Initiative Japan, Inc.	13,000	527,849
	Inui Global Logistics Co. Ltd.	1,800	25,195
	I-PEX, Inc.	4,900	49,636
	IR Japan Holdings Ltd.	2,900	48,824
	Iriso Electronics Co. Ltd.	5,200	117,040
	I'rom Group Co. Ltd.	900	13,254
	Ise Chemicals Corp.	600	18,550
	Iseki & Co. Ltd.	7,400	67,231
	Isetan Mitsukoshi Holdings Ltd.	86,800	694,924
	Ishihara Chemical Co. Ltd.	4,000	38,214
	Ishihara Sangyo Kaisha Ltd.	15,600	123,313
	Ishizuka Glass Co. Ltd.	600	7,554
	Isuzu Motors Ltd.	96,000	1,052,986
	Itfor, Inc.	5,500	34,229
	ITmedia, Inc.	2,600	32,381
	Ito En Ltd.	10,300	485,349
	ITOCHU Corp.	120,400	3,504,803
	Itochu Enex Co. Ltd.	26,700	214,931
	Itochu Techno-Solutions Corp.	13,200	353,756
	Itochu-Shokuhin Co. Ltd.	2,500	93,794
	Itoham Yonekyu Holdings, Inc.	61,800	309,715
	Itoki Corp.	20,600	61,176
	IwaiCosmo Holdings, Inc.	7,900	74,750
	Iwasaki Electric Co. Ltd.	3,500	70,668
	Iwatani Corp.	18,500	775,459
	Iwatsu Electric Co. Ltd.	4,300	26,100
	Iwatsuka Confectionery Co. Ltd.	1,600	48,799
	Iyo Bank Ltd.	90,300	438,075
	Izumi Co. Ltd.	13,300	311,753
	J Front Retailing Co. Ltd.	61,700	519,422
#	J Trust Co. Ltd.	25,100	91,861
	JAC Recruitment Co. Ltd.	4,600	67,901
	Jaccs Co. Ltd.	9,900	283,150
	JAFCO Group Co. Ltd.	40,200	546,708
	JANOME Corp.	7,000	39,516
*	Japan Airlines Co. Ltd.	22,000	381,111
*	Japan Airport Terminal Co. Ltd.	1,200	47,038
	Japan Aviation Electronics Industry Ltd.	30,900	527,818
#	Japan Best Rescue System Co. Ltd.	3,800	22,297
	Japan Cash Machine Co. Ltd.	8,500	44,354
*	Japan Communications, Inc.	26,300	39,411
	Japan Electronic Materials Corp.	2,800	37,084
	Japan Elevator Service Holdings Co. Ltd.	17,600	210,630
	Japan Exchange Group, Inc.	55,500	882,491
#	Japan Foundation Engineering Co. Ltd.	9,800	44,142
*	Japan Hospice Holdings, Inc.	700	8,308
	Japan Investment Adviser Co. Ltd.	3,000	31,765
	Japan Lifeline Co. Ltd.	16,500	123,108
	Japan Material Co. Ltd.	19,200	284,887
	Japan Medical Dynamic Marketing, Inc.	7,100	88,260
	Japan Oil Transportation Co. Ltd.	1,100	20,285
	Japan Petroleum Exploration Co. Ltd.	8,000	211,091
	Japan Post Holdings Co. Ltd.	89,600	645,105
	Japan Post Insurance Co. Ltd.	17,700	286,171
	Japan Property Management Center Co. Ltd.	4,600	36,677
	Japan Pulp & Paper Co. Ltd.	4,400	137,644

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co. Ltd.	29,000	$179,904
	Japan Steel Works Ltd.	4,174	96,693
	Japan System Techniques Co. Ltd.	1,300	26,969
	Japan Tobacco, Inc.	104,700	1,879,953
	Japan Transcity Corp.	14,800	55,671
	Japan Wool Textile Co. Ltd.	18,700	145,832
	Jastec Co. Ltd.	2,800	26,003
	JBCC Holdings, Inc.	6,700	86,744
	JCR Pharmaceuticals Co. Ltd.	12,500	232,238
	JCU Corp.	10,500	281,513
	Jeol Ltd.	2,600	118,210
	JFE Holdings, Inc.	124,300	1,401,464
	JGC Holdings Corp.	56,000	688,711
*	JIG-SAW, Inc.	1,500	61,004
#	Jimoto Holdings, Inc.	9,110	38,815
	JINS Holdings, Inc.	4,400	125,991
	JINUSHI Co. Ltd.	7,300	110,989
	JK Holdings Co. Ltd.	6,500	48,663
#	JM Holdings Co. Ltd.	5,400	65,303
	JMDC, Inc.	3,100	154,261
#	JMS Co. Ltd.	7,600	33,416
*	Joban Kosan Co. Ltd.	2,900	28,770
	J-Oil Mills, Inc.	7,400	90,046
	Joshin Denki Co. Ltd.	5,700	85,895
	Joyful Honda Co. Ltd.	3,600	42,593
	JP-Holdings, Inc.	21,100	40,680
	JSB Co. Ltd.	700	16,864
	JSP Corp.	4,700	52,073
	JSR Corp.	11,900	329,606
	J-Stream, Inc.	1,900	10,445
	JTEKT Corp.	63,100	467,882
#	Juki Corp.	8,500	48,215
	Juroku Financial Group, Inc.	10,200	191,452
	Justsystems Corp.	5,800	179,065
#	JVCKenwood Corp.	99,600	128,424
	K&O Energy Group, Inc.	5,900	68,410
	Kadokawa Corp.	8,300	201,559
	Kadoya Sesame Mills, Inc.	500	13,307
	Kaga Electronics Co. Ltd.	5,600	136,452
	Kagome Co. Ltd.	6,100	144,281
	Kajima Corp.	105,000	1,198,649
	Kakaku.com, Inc.	22,400	438,741
	Kaken Pharmaceutical Co. Ltd.	9,400	274,457
	Kakiyasu Honten Co. Ltd.	3,800	67,392
	Kameda Seika Co. Ltd.	1,900	67,430
	Kamei Corp.	9,400	76,022
	Kamigumi Co. Ltd.	23,700	481,926
	Kanaden Corp.	6,900	55,332
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	56,913
	Kanamic Network Co. Ltd.	5,700	26,345
	Kanamoto Co. Ltd.	16,300	250,970
	Kandenko Co. Ltd.	40,400	250,810
	Kaneka Corp.	16,700	452,488
	Kaneko Seeds Co. Ltd.	3,900	47,894
	Kanematsu Corp.	34,500	359,638
	Kanematsu Electronics Ltd.	6,100	191,599
	Kansai Electric Power Co., Inc.	46,400	470,437
	Kansai Paint Co. Ltd.	14,100	202,760
	Kanto Denka Kogyo Co. Ltd.	27,400	187,922

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kao Corp.	37,100	$1,613,642
	Katakura Industries Co. Ltd.	8,000	122,791
	Katitas Co. Ltd.	14,700	370,076
	Kato Sangyo Co. Ltd.	5,700	141,231
	Kato Works Co. Ltd.	5,200	31,612
	Kawada Technologies, Inc.	1,900	52,374
	Kawagishi Bridge Works Co. Ltd.	600	12,685
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,800	38,809
	Kawasaki Heavy Industries Ltd.	60,500	1,188,251
	Kawasaki Kisen Kaisha Ltd.	3,874	285,667
	KDDI Corp.	165,200	5,296,695
	KeePer Technical Laboratory Co. Ltd.	4,700	126,254
	Keihan Holdings Co. Ltd.	12,700	316,866
	Keihanshin Building Co. Ltd.	7,700	75,761
	Keihin Co. Ltd.	1,500	15,491
	Keikyu Corp.	28,500	316,541
	Keio Corp.	6,500	248,886
	Keisei Electric Railway Co. Ltd.	10,399	285,108
	KEIWA, Inc.	1,200	32,918
	Keiyo Bank Ltd.	41,000	146,252
	Keiyo Co. Ltd.	8,300	61,520
	KEL Corp.	1,800	21,860
	Kenko Mayonnaise Co. Ltd.	4,700	52,942
	Kewpie Corp.	33,900	588,881
	Keyence Corp.	6,100	2,417,687
	KFC Holdings Japan Ltd.	5,600	123,784
	KFC Ltd.	1,500	19,144
	KH Neochem Co. Ltd.	8,300	158,498
	Kikkoman Corp.	8,900	527,723
	Kimoto Co. Ltd.	17,300	33,090
#	Kimura Chemical Plants Co. Ltd.	5,900	32,894
	Kinden Corp.	34,500	407,317
	King Co. Ltd.	4,000	15,116
	King Jim Co. Ltd.	4,200	28,555
	Kinki Sharyo Co. Ltd.	1,800	15,012
*	Kintetsu Department Store Co. Ltd.	500	8,755
	Kintetsu Group Holdings Co. Ltd.	11,300	373,430
	Kirin Holdings Co. Ltd.	10,400	171,063
	Kissei Pharmaceutical Co. Ltd.	11,300	239,574
	Ki-Star Real Estate Co. Ltd.	4,300	157,357
	Kitagawa Corp.	4,300	45,478
	Kita-Nippon Bank Ltd.	3,600	44,939
	Kitano Construction Corp.	1,600	26,630
	Kitanotatsujin Corp.	16,200	26,859
	Kito Corp.	15,500	309,100
	Kitz Corp.	25,100	132,560
	Kiyo Bank Ltd.	22,500	247,127
*	KLab, Inc.	10,300	36,102
	Koa Corp.	12,400	199,857
	Koatsu Gas Kogyo Co. Ltd.	12,700	65,253
	Kobayashi Pharmaceutical Co. Ltd.	1,600	106,592
	Kobe Bussan Co. Ltd.	16,100	458,933
*	Kobe Electric Railway Co. Ltd.	1,600	40,332
	Kobe Steel Ltd.	121,300	563,906
	Koei Tecmo Holdings Co. Ltd.	910	31,768
	Kohnan Shoji Co. Ltd.	12,300	344,914
	Kohsoku Corp.	3,200	36,154
	Koito Manufacturing Co. Ltd.	9,700	318,855
	Kojima Co. Ltd.	14,600	72,991

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kokusai Pulp & Paper Co. Ltd.	6,000	$22,427
	Kokuyo Co. Ltd.	34,100	454,696
	KOMAIHALTEC, Inc.	900	11,386
	Komatsu Ltd.	50,100	1,158,230
	Komatsu Matere Co. Ltd.	8,200	65,010
	Komatsu Wall Industry Co. Ltd.	3,000	43,507
	KOMEDA Holdings Co. Ltd.	14,000	239,948
	Komehyo Holdings Co. Ltd.	3,700	76,491
	Komeri Co. Ltd.	14,500	291,750
	Komori Corp.	17,600	107,361
	Konaka Co. Ltd.	13,400	34,588
	Konami Holdings Corp.	11,200	661,981
	Kondotec, Inc.	7,700	60,224
	Konica Minolta, Inc.	137,000	485,924
	Konishi Co. Ltd.	13,800	168,707
	Konoike Transport Co. Ltd.	10,300	99,985
	Konoshima Chemical Co. Ltd.	3,900	36,396
*	Kosaido Holdings Co. Ltd.	7,400	59,861
	Kose Corp.	600	53,557
	Kotobukiya Co. Ltd.	200	9,935
	Kozo Keikaku Engineering, Inc.	500	9,503
	Krosaki Harima Corp.	3,300	110,437
	KRS Corp.	5,400	47,552
	K's Holdings Corp.	57,600	581,625
	KU Holdings Co. Ltd.	2,700	25,002
	Kubota Corp., Sponsored ADR	425	35,237
	Kubota Corp.	32,100	532,967
	Kumagai Gumi Co. Ltd.	15,300	325,532
	Kumiai Chemical Industry Co. Ltd.	29,763	222,630
	Kunimine Industries Co. Ltd.	2,500	17,653
	Kurabo Industries Ltd.	6,000	92,033
	Kuraray Co. Ltd.	130,500	1,050,400
	Kureha Corp.	7,000	532,377
	Kurimoto Ltd.	3,400	42,426
	Kurita Water Industries Ltd.	15,600	632,729
	Kuriyama Holdings Corp.	5,600	38,902
	Kuroda Precision Industries Ltd.	1,200	16,198
#	Kusuri no Aoki Holdings Co. Ltd.	4,700	195,556
	KYB Corp.	8,300	193,003
	Kyocera Corp.	16,851	936,728
	Kyoden Co. Ltd.	10,500	46,662
	Kyodo Printing Co. Ltd.	2,700	50,838
	Kyoei Steel Ltd.	9,300	103,127
#	Kyokuto Boeki Kaisha Ltd.	3,000	60,097
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	144,160
	Kyokuto Securities Co. Ltd.	9,100	47,666
	Kyokuyo Co. Ltd.	3,700	100,718
	KYORIN Holdings, Inc.	14,200	192,901
	Kyoritsu Printing Co. Ltd.	16,700	18,734
	Kyosan Electric Manufacturing Co. Ltd.	19,800	65,791
	Kyowa Electronic Instruments Co. Ltd.	9,800	24,017
	Kyowa Kirin Co. Ltd.	4,500	106,089
	Kyowa Leather Cloth Co. Ltd.	5,900	25,312
	Kyudenko Corp.	13,300	289,494
	Kyushu Electric Power Co., Inc.	50,900	332,710
	Kyushu Financial Group, Inc.	142,199	420,256
	Kyushu Railway Co.	16,800	352,224
	LA Holdings Co. Ltd.	1,300	27,214
	LAC Co. Ltd.	4,500	26,500

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lacto Japan Co. Ltd.	2,400	$44,170
#*	Laox Co. Ltd.	9,000	15,960
	Lasertec Corp.	7,300	1,045,141
	Lawson, Inc.	11,100	393,622
	LEC, Inc.	10,800	58,393
	Life Corp.	3,900	75,597
	LIFULL Co. Ltd.	28,000	36,977
	LIKE, Inc.	1,200	21,374
	Linical Co. Ltd.	2,800	17,822
#	Link & Motivation, Inc.	11,200	49,030
	Lintec Corp.	17,400	305,902
	Lion Corp.	45,000	518,104
#	LITALICO, Inc.	6,000	113,754
	Lixil Corp.	53,900	1,115,473
	Look Holdings, Inc.	2,300	30,030
*	M&A Capital Partners Co. Ltd.	5,000	140,133
	M3, Inc.	27,200	947,646
	Mabuchi Motor Co. Ltd.	8,500	243,612
*	Macbee Planet, Inc.	300	16,440
	Macnica Fuji Electronics Holdings, Inc.	20,299	414,323
	Macromill, Inc.	12,100	83,849
	Maeda Kosen Co. Ltd.	10,800	252,350
	Maezawa Industries, Inc.	2,800	13,029
	Maezawa Kasei Industries Co. Ltd.	5,600	56,047
	Maezawa Kyuso Industries Co. Ltd.	6,800	47,072
	Makino Milling Machine Co. Ltd.	10,500	357,473
	Makita Corp.	24,700	603,630
#*	Management Solutions Co. Ltd.	2,600	60,582
	Mandom Corp.	10,100	123,307
	Mani, Inc.	5,800	68,681
	MarkLines Co. Ltd.	2,600	44,981
	Mars Group Holdings Corp.	5,800	71,348
	Marubeni Corp.	135,600	1,261,387
	Marubun Corp.	6,700	39,506
	Marudai Food Co. Ltd.	9,000	106,316
	Marufuji Sheet Piling Co. Ltd.	400	5,820
	Maruha Nichiro Corp.	21,700	404,946
	Marui Group Co. Ltd.	16,800	306,669
	Maruichi Steel Tube Ltd.	8,000	177,074
	MARUKA FURUSATO Corp.	7,553	164,381
	Marusan Securities Co. Ltd.	17,700	62,819
	Maruwa Co. Ltd.	2,900	372,669
#	Maruwa Unyu Kikan Co. Ltd.	17,600	202,008
	Maruyama Manufacturing Co., Inc.	900	10,672
#	Maruzen CHI Holdings Co. Ltd.	8,400	23,291
	Maruzen Showa Unyu Co. Ltd.	4,800	118,283
	Marvelous, Inc.	5,900	30,704
#	Matching Service Japan Co. Ltd.	2,600	17,138
	Matsuda Sangyo Co. Ltd.	6,500	99,022
#	Matsui Construction Co. Ltd.	6,600	31,454
	Matsui Securities Co. Ltd.	32,400	195,807
	MatsukiyoCocokara & Co.	10,580	399,455
	Matsuyafoods Holdings Co. Ltd.	800	24,383
	Max Co. Ltd.	8,500	108,768
	Maxell Ltd.	21,900	229,067
	Maxvalu Tokai Co. Ltd.	2,400	48,817
	Mazda Motor Corp.	66,600	561,409
	McDonald's Holdings Co. Japan Ltd.	6,200	232,720
	MCJ Co. Ltd.	34,200	242,607

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mebuki Financial Group, Inc.	242,290	$488,830
	MEC Co. Ltd.	3,000	54,244
	Media Do Co. Ltd.	2,600	43,108
	Medical Data Vision Co. Ltd.	6,400	63,216
	Medical System Network Co. Ltd.	15,500	51,626
	Medikit Co. Ltd.	600	10,504
	Medipal Holdings Corp.	37,100	559,743
	Medius Holdings Co. Ltd.	1,200	9,133
#*	MedPeer, Inc.	4,200	69,544
	Megachips Corp.	6,600	165,346
	Megmilk Snow Brand Co. Ltd.	18,300	254,792
	Meidensha Corp.	20,800	321,931
	Meiho Facility Works Ltd.	3,300	16,585
	Meiji Electric Industries Co. Ltd.	1,000	8,264
	MEIJI Holdings Co. Ltd.	20,300	1,059,863
	Meiji Shipping Co. Ltd.	6,900	48,420
	Meiko Electronics Co. Ltd.	8,000	192,854
	Meisei Industrial Co. Ltd.	17,000	90,900
	Meitec Corp.	24,900	469,403
	Meito Sangyo Co. Ltd.	3,300	41,406
#	Meiwa Corp.	11,400	64,563
	Meiwa Estate Co. Ltd.	3,900	18,567
	Melco Holdings, Inc.	1,800	48,252
#	Members Co. Ltd.	2,000	41,929
	Menicon Co. Ltd.	15,100	380,763
*	Mercari, Inc.	2,400	41,383
	Mercuria Holdings Co. Ltd.	4,100	18,679
	METAWATER Co. Ltd.	3,400	50,824
	Micronics Japan Co. Ltd.	7,800	74,915
#	Midac Holdings Co. Ltd.	1,600	35,488
	Mie Kotsu Group Holdings, Inc.	23,400	85,120
	Mikuni Corp.	11,100	29,344
	Milbon Co. Ltd.	5,900	237,948
	MIMAKI ENGINEERING Co. Ltd.	4,800	21,942
	Mimasu Semiconductor Industry Co. Ltd.	9,500	152,340
	Minebea Mitsumi, Inc.	65,461	1,177,521
	Ministop Co. Ltd.	5,900	64,736
#	Minkabu The Infonoid, Inc.	300	5,939
	Mirai Industry Co. Ltd.	800	9,377
	Miraial Co. Ltd.	2,200	30,279
	Mirait Holdings Corp.	35,000	437,158
	Miroku Jyoho Service Co. Ltd.	5,900	66,767
	MISUMI Group, Inc.	38,900	967,766
	Mitani Corp.	7,600	90,303
	Mitani Sangyo Co. Ltd.	9,700	23,202
	Mitani Sekisan Co. Ltd.	1,400	41,541
	Mito Securities Co. Ltd.	24,400	48,731
	Mitsuba Corp.	13,600	42,759
	Mitsubishi Chemical Holdings Corp.	412,800	2,321,392
	Mitsubishi Corp.	68,600	2,038,742
	Mitsubishi Electric Corp.	95,900	1,012,150
	Mitsubishi Estate Co. Ltd.	53,900	800,502
	Mitsubishi Gas Chemical Co., Inc.	42,200	613,404
	Mitsubishi HC Capital, Inc.	299,200	1,449,893
	Mitsubishi Heavy Industries Ltd.	21,600	802,061
	Mitsubishi Kakoki Kaisha Ltd.	3,200	49,380
	Mitsubishi Logisnext Co. Ltd.	16,000	106,486
	Mitsubishi Logistics Corp.	13,600	364,918
	Mitsubishi Materials Corp.	29,000	438,750

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Motors Corp.	121,100	$421,948
*	Mitsubishi Paper Mills Ltd.	11,200	25,059
	Mitsubishi Pencil Co. Ltd.	3,700	39,423
	Mitsubishi Research Institute, Inc.	3,500	115,631
	Mitsubishi Shokuhin Co. Ltd.	7,500	195,021
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	39,391
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	249,843
	Mitsubishi UFJ Financial Group, Inc.	682,400	3,844,977
	Mitsuboshi Belting Ltd.	9,800	237,821
	Mitsui & Co. Ltd., Sponsored ADR	336	148,455
	Mitsui & Co. Ltd.	83,400	1,839,993
	Mitsui Chemicals, Inc.	56,810	1,196,659
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	88,482
#*	Mitsui E&S Holdings Co. Ltd.	10,700	28,864
	Mitsui Fudosan Co. Ltd.	46,400	1,037,013
#	Mitsui High-Tec, Inc.	5,900	396,313
	Mitsui Matsushima Holdings Co. Ltd.	5,300	128,278
	Mitsui Mining & Smelting Co. Ltd.	34,500	826,219
#	Mitsui OSK Lines Ltd.	47,300	1,297,009
	Mitsui-Soko Holdings Co. Ltd.	13,400	312,517
	Mitsuuroko Group Holdings Co. Ltd.	14,700	105,052
	Miura Co. Ltd.	9,300	224,210
	Mixi, Inc.	16,200	285,175
	Miyaji Engineering Group, Inc.	2,100	52,735
	Miyazaki Bank Ltd.	7,100	112,429
	Miyoshi Oil & Fat Co. Ltd.	3,800	29,037
	Mizuho Financial Group, Inc.	134,500	1,604,097
	Mizuho Leasing Co. Ltd.	16,800	418,258
	Mizuho Medy Co. Ltd.	800	18,217
	Mizuno Corp.	7,100	133,330
*	Mobile Factory, Inc.	900	6,806
	Mochida Pharmaceutical Co. Ltd.	3,700	90,835
	Modec, Inc.	8,900	82,948
	Molitec Steel Co. Ltd.	5,800	12,237
	Monex Group, Inc.	77,300	272,743
	Money Partners Group Co. Ltd.	8,500	16,385
	Monogatari Corp.	1,500	66,061
#	MonotaRO Co. Ltd.	40,800	728,498
#	MORESCO Corp.	3,400	29,687
	Morinaga & Co. Ltd.	9,000	282,847
	Morinaga Milk Industry Co. Ltd.	22,200	818,578
	Morita Holdings Corp.	11,900	120,605
	Morito Co. Ltd.	9,000	50,763
	Morningstar Japan KK	8,800	33,164
	Morozoff Ltd.	1,800	49,386
#	Mortgage Service Japan Ltd.	2,400	17,836
	Mory Industries, Inc.	1,600	31,713
	MrMax Holdings Ltd.	10,500	49,451
	MS&AD Insurance Group Holdings, Inc.	25,700	833,485
	MTI Ltd.	4,400	17,689
	Mugen Estate Co. Ltd.	6,100	22,244
	m-up Holdings, Inc.	6,400	74,425
	Murakami Corp.	400	6,904
	Murata Manufacturing Co. Ltd.	35,672	2,083,626
	Musashi Seimitsu Industry Co. Ltd.	32,000	344,207
	Musashino Bank Ltd.	11,800	157,103
	Mutoh Holdings Co. Ltd.	900	14,177
	Nabtesco Corp.	20,300	486,513
#	NAC Co. Ltd.	3,600	26,346

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nachi-Fujikoshi Corp.	10,000	$278,571
	Nafco Co. Ltd.	5,700	68,541
	Nagano Bank Ltd.	4,300	41,437
	Nagano Keiki Co. Ltd.	7,000	62,086
	Nagase & Co. Ltd.	40,800	613,697
	Nagatanien Holdings Co. Ltd.	6,000	91,275
	Nagawa Co. Ltd.	1,400	86,604
	Nagoya Railroad Co. Ltd.	23,500	378,822
	Naigai Trans Line Ltd.	2,200	33,661
	Nakabayashi Co. Ltd.	9,300	36,385
	Nakamoto Packs Co. Ltd.	1,400	17,076
*	Nakamura Choukou Co. Ltd.	2,100	9,208
	Nakamuraya Co. Ltd.	1,900	45,151
	Nakanishi, Inc.	13,100	246,543
	Nakano Corp.	6,400	15,308
#	Nakayama Steel Works Ltd.	10,100	34,344
	Nakayamafuku Co. Ltd.	6,200	14,501
	Nakayo, Inc.	1,200	10,297
*	Namura Shipbuilding Co. Ltd.	18,000	57,027
	Nankai Electric Railway Co. Ltd.	17,600	347,694
	Nanto Bank Ltd.	9,900	150,694
	Narasaki Sangyo Co. Ltd.	1,400	18,591
	Natori Co. Ltd.	2,500	39,172
	NEC Capital Solutions Ltd.	5,300	85,401
	NEC Corp.	50,400	1,860,487
	NEC Networks & System Integration Corp.	9,900	136,653
	NET One Systems Co. Ltd.	22,000	512,370
	Neturen Co. Ltd.	15,200	77,301
	New Art Holdings Co. Ltd.	1,500	15,634
	New Japan Chemical Co. Ltd.	16,100	33,479
	Nexon Co. Ltd.	4,900	111,240
	Nextage Co. Ltd.	12,100	267,641
*	NexTone, Inc.	1,400	37,932
	NGK Insulators Ltd.	37,200	544,096
	NGK Spark Plug Co. Ltd.	54,100	1,059,410
	NH Foods Ltd.	21,700	657,438
	NHK Spring Co. Ltd.	70,863	482,913
	Nicca Chemical Co. Ltd.	2,100	12,952
	Nice Corp.	2,400	30,343
	Nichia Steel Works Ltd.	12,900	25,123
	Nichias Corp.	23,800	424,707
	Nichiban Co. Ltd.	4,000	50,279
	Nichicon Corp.	14,600	140,071
	Nichiden Corp.	6,000	89,242
	Nichiha Corp.	9,600	198,325
#*	Nichi-iko Pharmaceutical Co. Ltd.	23,100	62,423
	Nichirei Corp.	32,500	579,910
	Nichireki Co. Ltd.	10,800	113,298
	Nichirin Co. Ltd.	4,500	53,277
	Nidec Corp.	7,400	514,256
	Nifco, Inc.	30,200	732,902
	Nihon Chouzai Co. Ltd.	4,700	50,259
#	Nihon Dempa Kogyo Co. Ltd.	5,500	47,783
	Nihon Dengi Co. Ltd.	1,400	34,586
	Nihon Denkei Co. Ltd.	3,900	42,965
	Nihon Flush Co. Ltd.	3,800	28,045
#	Nihon House Holdings Co. Ltd.	24,600	76,616
	Nihon Kagaku Sangyo Co. Ltd.	5,600	43,914
	Nihon Kohden Corp.	18,400	411,685

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon M&A Center Holdings, Inc.	58,900	$788,202
	Nihon Nohyaku Co. Ltd.	16,300	84,209
	Nihon Parkerizing Co. Ltd.	31,200	224,795
	Nihon Plast Co. Ltd.	7,600	26,319
	Nihon Tokushu Toryo Co. Ltd.	5,000	36,656
	Nihon Trim Co. Ltd.	600	11,128
*	Nihon Yamamura Glass Co. Ltd.	3,600	18,164
	Nikkato Corp.	2,700	9,310
#	Nikkiso Co. Ltd.	21,900	135,967
	Nikko Co. Ltd.	10,500	51,237
	Nikkon Holdings Co. Ltd.	23,000	422,977
	Nikon Corp.	50,300	579,282
	Nintendo Co. Ltd.	5,600	2,504,169
	Nippi, Inc.	1,000	25,766
	Nippn Corp.	17,300	208,621
	Nippon Air Conditioning Services Co. Ltd.	6,100	35,921
	Nippon Aqua Co. Ltd.	2,800	13,136
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	61,102
	Nippon Carbide Industries Co., Inc.	3,800	39,306
	Nippon Carbon Co. Ltd.	2,900	89,103
	Nippon Chemical Industrial Co. Ltd.	3,000	46,099
*	Nippon Chemi-Con Corp.	8,100	105,979
	Nippon Chemiphar Co. Ltd.	900	12,575
	Nippon Coke & Engineering Co. Ltd.	76,400	69,588
	Nippon Computer Dynamics Co. Ltd.	1,800	9,112
	Nippon Concept Corp.	3,900	47,109
	Nippon Concrete Industries Co. Ltd.	16,800	34,508
	Nippon Denko Co. Ltd.	55,800	151,157
	Nippon Densetsu Kogyo Co. Ltd.	13,300	181,261
	Nippon Dry-Chemical Co. Ltd.	2,800	35,373
	Nippon Electric Glass Co. Ltd.	31,400	625,170
	Nippon Express Holdings, Inc.	26,100	1,559,616
	Nippon Filcon Co. Ltd.	6,000	22,150
	Nippon Fine Chemical Co. Ltd.	4,300	63,642
	Nippon Gas Co. Ltd.	57,900	869,339
	Nippon Hume Corp.	9,000	44,758
	Nippon Kayaku Co. Ltd.	40,900	344,293
#	Nippon Kodoshi Corp.	3,100	48,091
	Nippon Koei Co. Ltd.	5,000	130,580
#	Nippon Light Metal Holdings Co. Ltd.	35,540	425,035
	Nippon Paint Holdings Co. Ltd.	8,500	64,975
	Nippon Paper Industries Co. Ltd.	45,700	331,423
#	Nippon Parking Development Co. Ltd.	60,600	77,045
	Nippon Pillar Packing Co. Ltd.	7,600	154,293
	Nippon Piston Ring Co. Ltd.	2,400	23,024
	Nippon Rietec Co. Ltd.	900	6,449
	Nippon Road Co. Ltd.	1,400	71,286
	Nippon Sanso Holdings Corp.	24,400	411,449
	Nippon Seiki Co. Ltd.	18,900	121,316
	Nippon Seisen Co. Ltd.	700	23,939
	Nippon Sharyo Ltd.	4,800	77,032
#*	Nippon Sheet Glass Co. Ltd.	23,800	69,423
	Nippon Shinyaku Co. Ltd.	3,900	241,377
	Nippon Shokubai Co. Ltd.	9,000	352,270
	Nippon Signal Co. Ltd	14,900	110,002
	Nippon Soda Co. Ltd.	9,000	284,535
	Nippon Steel Corp.	85,799	1,276,709
	Nippon Steel Trading Corp.	6,400	248,813
	Nippon Suisan Kaisha Ltd.	161,400	726,628

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Systemware Co. Ltd.	3,100	$57,035
	Nippon Telegraph & Telephone Corp.	56,600	1,616,797
	Nippon Thompson Co. Ltd.	24,600	98,648
	Nippon Tungsten Co. Ltd.	800	12,738
	Nippon Yakin Kogyo Co. Ltd.	7,790	131,314
	Nippon Yusen KK	21,100	1,657,433
	Nipro Corp.	67,100	588,445
	Nishikawa Rubber Co. Ltd.	1,700	15,947
	Nishimatsu Construction Co. Ltd.	20,900	626,016
	Nishimatsuya Chain Co. Ltd.	9,500	117,278
	Nishimoto Co. Ltd.	2,300	68,556
	Nishi-Nippon Financial Holdings, Inc.	38,600	215,360
	Nishi-Nippon Railroad Co. Ltd.	11,700	258,205
	Nishio Rent All Co. Ltd.	12,200	263,798
	Nissan Chemical Corp.	17,300	884,603
	Nissan Motor Co. Ltd.	188,900	718,360
	Nissan Shatai Co. Ltd.	23,200	113,680
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	21,907
	Nissei ASB Machine Co. Ltd.	2,900	80,405
	Nissei Plastic Industrial Co. Ltd.	5,600	39,160
#	Nissha Co. Ltd.	15,200	178,953
	Nisshin Group Holdings Co. Ltd.	14,000	46,783
	Nisshin Oillio Group Ltd.	11,500	280,047
	Nisshin Seifun Group, Inc.	34,600	425,907
	Nisshinbo Holdings, Inc.	46,448	369,972
	Nissin Corp.	5,200	64,613
	Nissin Electric Co. Ltd.	17,100	196,488
	Nissin Foods Holdings Co. Ltd.	2,800	202,793
	Nissin Sugar Co. Ltd.	5,700	76,263
	Nisso Corp.	3,700	16,712
	Nissui Pharmaceutical Co. Ltd.	5,100	65,486
	Nitori Holdings Co. Ltd.	8,900	941,607
	Nitta Corp.	6,400	140,808
	Nitta Gelatin, Inc.	5,000	23,234
	NITTAN Corp.	12,900	26,591
	Nittetsu Mining Co. Ltd.	2,600	105,643
	Nitto Boseki Co. Ltd.	5,100	92,785
	Nitto Denko Corp.	20,000	1,287,905
	Nitto Fuji Flour Milling Co. Ltd.	1,000	34,347
	Nitto Kogyo Corp.	8,000	155,787
	Nitto Kohki Co. Ltd.	4,300	51,514
	Nitto Seiko Co. Ltd.	9,400	36,550
	Nittoc Construction Co. Ltd.	10,600	69,337
	Nittoku Co. Ltd.	1,400	27,892
	NJS Co. Ltd.	2,700	40,116
	Noda Corp.	5,100	49,625
	Noevir Holdings Co. Ltd.	5,300	235,409
	NOF Corp.	14,200	561,852
	Nohmi Bosai Ltd.	5,500	76,371
	Nojima Corp.	16,500	361,929
	NOK Corp.	28,500	255,917
	Nomura Co. Ltd.	3,500	23,230
	Nomura Holdings, Inc.	262,500	1,001,572
#	Nomura Holdings, Inc., Sponsored ADR	17,229	65,987
	Nomura Real Estate Holdings, Inc.	30,300	735,059
	Nomura Research Institute Ltd.	12,309	369,815
	Noritake Co. Ltd.	4,200	134,421
	Noritsu Koki Co. Ltd.	9,100	162,998
	Noritz Corp.	12,400	138,893

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	109,900	$189,087
	Nozawa Corp.	2,600	13,948
	NS Solutions Corp.	4,400	129,470
	NS Tool Co. Ltd.	5,600	53,691
	NS United Kaiun Kaisha Ltd.	5,100	153,539
	NSD Co. Ltd.	14,340	269,370
	NSK Ltd.	85,300	477,688
*	NTN Corp.	151,100	280,477
	NTT Data Corp.	36,000	544,860
	Oat Agrio Co. Ltd.	4,000	52,627
#	Obara Group, Inc.	4,800	108,339
	Obayashi Corp.	111,100	817,078
	OBIC Business Consultants Co. Ltd.	1,900	64,818
	Obic Co. Ltd.	800	127,896
	Odakyu Electric Railway Co. Ltd.	19,799	283,965
	Oenon Holdings, Inc.	16,000	36,839
	Ogaki Kyoritsu Bank Ltd.	12,600	165,082
	Ohara, Inc.	2,000	18,694
#	Ohashi Technica, Inc.	4,000	41,599
#	Ohba Co. Ltd.	4,600	24,665
	Ohki Healthcare Holdings Co. Ltd.	1,300	7,450
	Ohsho Food Service Corp.	3,200	167,678
	Oiles Corp.	8,600	103,377
#*	Oisix ra daichi, Inc.	7,200	96,781
	Oita Bank Ltd.	5,900	86,823
	Oji Holdings Corp.	171,500	715,010
	Okabe Co. Ltd.	14,700	68,884
	Okada Aiyon Corp.	800	8,822
	Okamoto Industries, Inc.	3,600	106,830
	Okamoto Machine Tool Works Ltd.	1,900	57,168
	Okamura Corp.	24,200	241,516
	Okasan Securities Group, Inc.	66,400	169,670
	Oki Electric Industry Co. Ltd.	39,700	229,374
	Okinawa Cellular Telephone Co.	4,700	191,357
	Okinawa Electric Power Co., Inc.	11,007	111,630
	Okinawa Financial Group, Inc.	8,300	139,318
	OKUMA Corp.	8,099	318,222
	Okumura Corp.	10,100	224,526
	Okura Industrial Co. Ltd.	3,400	45,399
	Okuwa Co. Ltd.	12,000	79,489
	Olympus Corp.	87,500	1,872,689
	Omron Corp.	8,200	458,610
	Ono Pharmaceutical Co. Ltd.	11,700	328,991
	ONO Sokki Co. Ltd.	3,300	10,316
	Onoken Co. Ltd.	6,700	71,414
	Onward Holdings Co. Ltd.	44,600	84,792
	Open House Group Co. Ltd.	16,900	737,266
	Optex Group Co. Ltd.	6,800	105,810
*	Optim Corp.	4,400	27,844
	Optorun Co. Ltd.	3,600	51,083
	Oracle Corp.	3,500	218,289
	Orchestra Holdings, Inc.	1,300	26,447
	Organo Corp.	2,200	153,923
	Orient Corp.	204,400	207,783
	Oriental Land Co. Ltd.	1,300	197,377
	Oriental Shiraishi Corp.	55,500	104,775
	Origin Co. Ltd.	3,100	28,711
	ORIX Corp.	136,700	2,436,243
	Oro Co. Ltd.	1,500	17,765

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaka Gas Co. Ltd.	29,500	$530,354
	Osaka Organic Chemical Industry Ltd.	3,800	71,406
	Osaka Soda Co. Ltd.	4,400	112,454
	Osaka Steel Co. Ltd.	6,000	61,589
	Osaki Electric Co. Ltd.	17,000	66,040
	OSG Corp.	29,800	408,993
	Otsuka Corp.	13,200	411,651
	Otsuka Holdings Co. Ltd.	17,500	625,152
	OUG Holdings, Inc.	1,200	25,296
	Outsourcing, Inc.	40,600	365,226
#	Oval Corp.	3,700	15,455
*	Oxide Corp.	800	33,233
	Oyo Corp.	7,500	99,948
#	Ozu Corp.	2,400	33,458
	Pacific Industrial Co. Ltd.	20,900	161,297
#	Pacific Metals Co. Ltd.	7,000	130,779
#	Pack Corp.	3,200	58,508
	PAL GROUP Holdings Co. Ltd.	7,300	124,844
	PALTAC Corp.	5,200	163,012
	Pan Pacific International Holdings Corp.	49,700	773,852
	Panasonic Corp.	388,700	3,209,160
	Paraca, Inc.	2,700	38,555
	Paramount Bed Holdings Co. Ltd.	9,400	174,255
#	Paris Miki Holdings, Inc.	10,400	20,865
*	Park24 Co. Ltd.	26,700	375,181
	Pasco Corp.	1,600	15,951
	Pasona Group, Inc.	12,400	190,682
	PC Depot Corp.	9,900	22,682
#	PCA Corp.	3,100	27,983
	PCI Holdings, Inc.	2,000	14,678
	Pegasus Sewing Machine Manufacturing Co. Ltd.	6,000	34,432
	Penta-Ocean Construction Co. Ltd.	127,900	702,998
	People Dreams & Technologies Group Co. Ltd.	3,400	68,528
*	PeptiDream, Inc.	23,900	299,278
	Persol Holdings Co. Ltd.	24,500	507,194
#	Pharma Foods International Co. Ltd.	5,100	56,431
	Phil Co., Inc.	600	5,677
	Pickles Corp.	4,300	36,869
	Pigeon Corp.	23,300	339,432
	Pilot Corp.	10,200	389,842
	Piolax, Inc.	11,800	176,438
	Pipedo HD, Inc.	1,200	25,294
	Plenus Co. Ltd.	3,200	47,862
	Pola Orbis Holdings, Inc.	6,800	83,351
	Pole To Win Holdings, Inc.	12,000	92,962
	Premium Group Co. Ltd.	3,400	116,820
#	Press Kogyo Co. Ltd.	37,100	114,323
	Pressance Corp.	9,200	108,537
	Prestige International, Inc.	29,600	154,063
	Prima Meat Packers Ltd.	17,900	305,062
	Procrea Holdings, Inc.	12,202	187,615
	Pronexus, Inc.	4,200	35,794
	Pro-Ship, Inc.	1,600	19,516
	Proto Corp.	6,400	53,688
	PS Mitsubishi Construction Co. Ltd.	16,400	77,484
	Punch Industry Co. Ltd.	8,700	30,340
	QB Net Holdings Co. Ltd.	2,300	23,540
	Qol Holdings Co. Ltd.	14,200	159,735
	Quick Co. Ltd.	4,000	45,986

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Raccoon Holdings, Inc.	3,100	$35,759
	Raito Kogyo Co. Ltd.	17,700	261,121
	Raiznext Corp.	13,300	122,348
	Rakus Co. Ltd.	19,000	268,794
	Rakuten Group, Inc.	65,800	326,206
	Rasa Corp.	4,400	32,151
	Rasa Industries Ltd.	4,400	63,134
	Raysum Co. Ltd.	7,100	70,375
	Recruit Holdings Co. Ltd.	88,300	3,300,039
	Relia, Inc.	11,000	91,751
	Relo Group, Inc.	27,800	461,618
*	Renesas Electronics Corp.	152,200	1,449,682
	Rengo Co. Ltd.	78,900	461,419
*	RENOVA, Inc.	8,800	166,384
	Resona Holdings, Inc.	296,750	1,153,243
	Resorttrust, Inc.	19,400	318,946
	Restar Holdings Corp.	7,300	106,874
	Retail Partners Co. Ltd.	8,300	75,934
	Rheon Automatic Machinery Co. Ltd.	6,000	58,648
	Rhythm Co. Ltd.	2,400	28,020
	Riberesute Corp.	4,400	25,156
	Ricoh Co. Ltd.	84,800	682,051
	Ricoh Leasing Co. Ltd.	6,700	180,047
	Ride On Express Holdings Co. Ltd.	2,800	27,465
#*	Right On Co. Ltd.	6,500	36,296
	Riken Corp.	3,700	66,175
	Riken Keiki Co. Ltd.	2,900	90,434
	Riken Technos Corp.	18,200	64,337
	Riken Vitamin Co. Ltd.	4,400	57,140
	Rinnai Corp.	8,900	676,653
	Rion Co. Ltd.	1,800	32,610
	Riso Kagaku Corp.	2,800	51,285
	Riso Kyoiku Co. Ltd.	38,100	89,261
	Rock Field Co. Ltd.	5,600	64,066
	Rohm Co. Ltd.	9,000	667,895
	Rohto Pharmaceutical Co. Ltd.	20,900	626,452
	Rokko Butter Co. Ltd.	5,300	57,730
	Roland Corp.	3,900	126,391
	Roland DG Corp.	3,900	98,938
	Rorze Corp.	4,300	276,676
	Round One Corp.	6,300	71,003
	Ryobi Ltd.	11,900	100,178
	Ryoden Corp.	6,400	78,737
	Ryohin Keikaku Co. Ltd.	81,700	810,935
	Ryosan Co. Ltd.	7,600	128,016
	S Foods, Inc.	6,900	158,550
	S&B Foods, Inc.	2,700	75,149
	Sac's Bar Holdings, Inc.	8,500	39,299
	Sagami Rubber Industries Co. Ltd.	3,000	17,822
	Saibu Gas Holdings Co. Ltd.	5,400	75,050
	Sakai Chemical Industry Co. Ltd.	5,400	78,986
	Sakai Heavy Industries Ltd.	1,400	31,463
	Sakai Moving Service Co. Ltd.	4,200	156,073
	Sakata INX Corp.	18,500	137,395
	Sakura Internet, Inc.	5,400	23,941
	Sala Corp.	25,600	139,635
	SAMTY Co. Ltd.	7,300	113,141
	San Holdings, Inc.	4,000	56,120
	San ju San Financial Group, Inc.	7,790	82,650

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-A Co. Ltd.	4,900	$153,949
	San-Ai Obbli Co. Ltd.	26,600	214,103
	Sanei Architecture Planning Co. Ltd.	4,100	51,321
	Sangetsu Corp.	12,000	144,570
	San-In Godo Bank Ltd.	53,800	273,380
#*	Sanix, Inc.	10,400	19,379
	Sanken Electric Co. Ltd.	10,600	408,632
	Sanki Engineering Co. Ltd.	18,200	226,797
	Sanko Gosei Ltd.	6,000	17,129
	Sanko Metal Industrial Co. Ltd.	1,400	28,311
	Sankyo Co. Ltd.	8,900	279,910
	Sankyo Frontier Co. Ltd.	1,000	30,251
	Sankyo Seiko Co. Ltd.	14,100	54,014
	Sankyo Tateyama, Inc.	9,400	45,715
	Sankyu, Inc.	20,300	673,164
	Sanoh Industrial Co. Ltd.	12,800	67,133
	Sansei Landic Co. Ltd.	4,200	26,078
	Sansei Technologies, Inc.	2,300	14,272
	Sansha Electric Manufacturing Co. Ltd.	4,500	30,655
	Sanshin Electronics Co. Ltd.	2,900	33,626
	Santen Pharmaceutical Co. Ltd.	59,900	485,199
	Sanwa Holdings Corp.	54,300	586,583
	Sanyo Chemical Industries Ltd.	5,400	195,104
	Sanyo Denki Co. Ltd.	4,000	166,130
	Sanyo Electric Railway Co. Ltd.	4,200	71,025
	Sanyo Engineering & Construction, Inc.	2,400	12,257
*	Sanyo Shokai Ltd.	4,800	31,571
	Sanyo Special Steel Co. Ltd.	8,500	129,718
	Sanyo Trading Co. Ltd.	12,000	91,166
	Sapporo Holdings Ltd.	29,400	658,330
	Sata Construction Co. Ltd.	4,100	13,889
	Sato Holdings Corp.	13,300	199,076
	Sato Shoji Corp.	5,200	43,901
#	Satori Electric Co. Ltd.	4,900	40,798
	Sawai Group Holdings Co. Ltd.	12,200	395,769
	Saxa Holdings, Inc.	2,800	27,329
	SB Technology Corp.	4,400	85,643
	SBI Holdings, Inc.	32,300	655,284
	SBS Holdings, Inc.	5,900	123,865
#	Scala, Inc.	6,600	37,106
	SCREEN Holdings Co. Ltd.	5,700	412,505
	Scroll Corp.	13,800	92,135
	SCSK Corp.	17,700	311,701
	Secom Co. Ltd.	7,400	494,246
#	Seed Co. Ltd.	8,100	32,074
	Sega Sammy Holdings, Inc.	7,500	128,800
	Seibu Holdings, Inc.	42,100	425,568
	Seika Corp.	3,700	45,953
	Seikagaku Corp.	14,400	93,373
	Seikitokyu Kogyo Co. Ltd.	17,800	110,946
	Seiko Epson Corp.	76,400	1,147,732
	Seiko Holdings Corp.	11,400	251,643
	Seiko PMC Corp.	5,800	23,902
	Seikoh Giken Co. Ltd.	800	11,212
	Seino Holdings Co. Ltd.	35,500	294,455
	Seiren Co. Ltd.	8,000	122,196
	Sekisui Chemical Co. Ltd.	57,500	808,994
#	Sekisui House Ltd.	67,300	1,191,977
	Sekisui Jushi Corp.	9,000	117,619

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Kasei Co. Ltd.	9,100	$28,296
	SEMITEC Corp.	400	21,705
	Senko Group Holdings Co. Ltd.	58,000	401,475
	Senshu Electric Co. Ltd.	3,500	137,058
	Senshu Ikeda Holdings, Inc.	89,900	140,027
	Senshukai Co. Ltd.	11,500	33,979
	Septeni Holdings Co. Ltd.	4,000	16,326
	SERAKU Co. Ltd.	2,200	20,274
	Seria Co. Ltd.	15,500	308,743
	Seven & I Holdings Co. Ltd.	83,600	3,407,553
	Seven Bank Ltd.	202,100	401,053
	SG Holdings Co. Ltd.	37,500	715,670
	Sharp Corp.	38,100	306,667
#	Shibaura Electronics Co. Ltd.	3,500	131,751
	Shibaura Machine Co. Ltd.	8,700	186,226
	Shibaura Mechatronics Corp.	1,300	98,481
	Shibusawa Warehouse Co. Ltd.	4,200	68,115
	Shibuya Corp.	6,000	112,345
	Shidax Corp.	6,000	24,315
*	SHIFT, Inc.	1,700	267,179
	Shiga Bank Ltd.	14,500	295,169
	Shikibo Ltd.	4,500	30,568
	Shikoku Bank Ltd.	12,700	80,923
	Shikoku Chemicals Corp.	15,500	146,775
	Shikoku Electric Power Co., Inc.	36,200	213,857
	Shima Seiki Manufacturing Ltd.	10,000	167,614
	Shimadzu Corp.	15,800	562,147
	Shimamura Co. Ltd.	4,300	412,342
	Shimano, Inc.	3,500	584,662
	Shimizu Bank Ltd.	4,300	47,489
	Shimizu Corp.	96,200	545,323
	Shimojima Co. Ltd.	4,300	32,542
	Shin Nippon Air Technologies Co. Ltd.	2,900	41,348
	Shin Nippon Biomedical Laboratories Ltd.	7,100	109,867
	Shinagawa Refractories Co. Ltd.	2,700	75,329
	Shindengen Electric Manufacturing Co. Ltd.	3,400	89,562
	Shin-Etsu Chemical Co. Ltd.	20,200	2,587,503
	Shin-Etsu Polymer Co. Ltd.	18,100	187,609
	Shin-Keisei Electric Railway Co. Ltd.	1,000	22,347
	Shinki Bus Co. Ltd.	500	12,345
	Shinko Electric Industries Co. Ltd.	10,200	262,687
	Shinko Shoji Co. Ltd.	11,400	77,770
	Shinmaywa Industries Ltd.	20,300	162,443
	Shinnihon Corp.	13,500	75,470
	Shinnihonseiyaku Co. Ltd.	2,000	24,232
	Shinoken Group Co. Ltd.	16,400	135,833
	Shinsho Corp.	2,200	63,818
	Shinwa Co. Ltd.	2,500	42,939
	Shionogi & Co. Ltd.	3,500	179,520
	Ship Healthcare Holdings, Inc.	31,900	609,641
	Shiseido Co. Ltd.	8,200	337,292
	Shizuki Electric Co., Inc.	5,100	20,664
	Shizuoka Bank Ltd.	99,700	603,326
	Shizuoka Gas Co. Ltd.	22,300	158,232
	SHO-BOND Holdings Co. Ltd.	2,600	115,036
*	Shobunsha Holdings, Inc.	2,300	5,752
	Shoei Co. Ltd.	8,800	377,905
	Shoei Foods Corp.	2,200	65,367
	Shofu, Inc.	4,000	54,206

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Showa Denko KK	63,900	$1,071,638
	Showa Sangyo Co. Ltd.	6,200	118,008
	Showa Shinku Co. Ltd.	2,000	21,616
	Sigma Koki Co. Ltd.	2,500	28,319
	SIGMAXYZ Holdings, Inc.	12,000	113,182
	Siix Corp.	10,500	76,578
#*	Silver Life Co. Ltd.	1,200	12,118
	Sinanen Holdings Co. Ltd.	3,200	88,164
	Sinfonia Technology Co. Ltd.	9,600	104,503
	Sinko Industries Ltd.	5,800	73,521
	Sintokogio Ltd.	16,300	89,510
	SK-Electronics Co. Ltd.	4,400	31,587
	SKY Perfect JSAT Holdings, Inc.	61,300	256,825
#*	Skylark Holdings Co. Ltd.	60,800	725,437
#*	Smaregi, Inc.	1,400	13,291
	SMC Corp.	800	394,269
	SMK Corp.	1,799	29,798
	SMS Co. Ltd.	20,600	495,217
#	Snow Peak, Inc.	5,400	108,459
	SNT Corp.	13,900	23,009
	Soda Nikka Co. Ltd.	8,400	36,282
	Sodick Co. Ltd.	16,900	105,727
	Softbank Corp.	144,800	1,674,214
	SoftBank Group Corp.	179,644	7,546,265
	Softcreate Holdings Corp.	3,200	99,334
	Software Service, Inc.	700	35,607
	Sohgo Security Services Co. Ltd.	21,200	594,107
	Soiken Holdings, Inc.	5,800	14,261
	Sojitz Corp.	63,440	964,071
	Soken Chemical & Engineering Co. Ltd.	3,000	42,497
	Solasto Corp.	17,500	112,355
	Soliton Systems KK	3,100	31,512
	Sompo Holdings, Inc.	46,600	2,079,814
	Sony Group Corp.	104,000	8,822,103
	Sony Group Corp., Sponsored ADR	9,300	794,127
	Sotetsu Holdings, Inc.	13,300	235,154
	Sotoh Co. Ltd.	1,600	10,100
#	Space Co. Ltd.	2,550	17,416
	Sparx Group Co. Ltd.	61,900	140,411
	SPK Corp.	3,600	37,817
	S-Pool, Inc.	14,400	119,217
	Sprix Ltd.	1,800	14,014
	Square Enix Holdings Co. Ltd.	4,200	194,879
	SRA Holdings	5,500	121,481
#*	SRE Holdings Corp.	1,500	31,090
	ST Corp.	1,800	21,146
	St. Marc Holdings Co. Ltd.	7,200	88,224
	Stanley Electric Co. Ltd.	29,200	513,112
	Star Mica Holdings Co. Ltd.	4,000	47,817
	Star Micronics Co. Ltd.	13,000	168,459
	Starts Corp., Inc.	18,000	390,707
	Starzen Co. Ltd.	6,800	104,334
	St-Care Holding Corp.	8,200	56,710
	Stella Chemifa Corp.	4,300	81,528
	Step Co. Ltd.	1,700	22,336
	Strike Co. Ltd.	2,500	73,420
#	Studio Alice Co. Ltd.	5,900	102,707
	Subaru Corp.	88,416	1,538,518
	Subaru Enterprise Co. Ltd.	600	39,317

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co. Ltd.	9,800	$442,116
	Sugimoto & Co. Ltd.	4,500	70,769
	SUMCO Corp.	71,300	997,681
	Sumida Corp.	13,500	84,751
	Suminoe Textile Co. Ltd.	1,600	20,803
#	Sumiseki Holdings, Inc.	15,700	25,527
	Sumitomo Bakelite Co. Ltd.	14,200	459,601
	Sumitomo Chemical Co. Ltd.	352,100	1,383,728
	Sumitomo Corp.	68,100	957,483
	Sumitomo Dainippon Pharma Co. Ltd.	52,700	412,718
	Sumitomo Densetsu Co. Ltd.	7,100	142,494
	Sumitomo Electric Industries Ltd.	116,500	1,298,834
	Sumitomo Forestry Co. Ltd.	47,300	734,404
	Sumitomo Heavy Industries Ltd.	34,600	791,643
	Sumitomo Metal Mining Co. Ltd.	28,300	889,860
	Sumitomo Mitsui Construction Co. Ltd.	73,020	248,177
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,199,184
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,333,679
	Sumitomo Osaka Cement Co. Ltd.	12,200	322,364
	Sumitomo Precision Products Co. Ltd.	1,100	22,570
	Sumitomo Realty & Development Co. Ltd.	30,600	844,960
	Sumitomo Riko Co. Ltd.	10,600	49,342
	Sumitomo Rubber Industries Ltd.	63,395	571,595
	Sumitomo Seika Chemicals Co. Ltd.	4,700	105,698
	Sumitomo Warehouse Co. Ltd.	24,700	389,814
	Sun Frontier Fudousan Co. Ltd.	18,200	152,573
	Suncall Corp.	7,100	33,838
	Sundrug Co. Ltd.	20,300	476,181
	Suntory Beverage & Food Ltd.	8,400	331,442
	Sun-Wa Technos Corp.	4,300	46,115
	Suruga Bank Ltd.	48,000	134,534
	Suzuken Co. Ltd.	16,870	466,269
	Suzuki Co. Ltd.	6,500	39,253
	Suzuki Motor Corp.	19,700	645,753
	SWCC Showa Holdings Co. Ltd.	14,200	189,443
#*	SymBio Pharmaceuticals Ltd.	3,900	19,927
	Sysmex Corp.	15,100	1,057,179
	System Information Co. Ltd.	2,800	20,825
	System Research Co. Ltd.	1,600	25,349
	Systena Corp.	90,400	310,007
	Syuppin Co. Ltd.	8,000	84,902
	T Hasegawa Co. Ltd.	9,500	217,826
	T RAD Co. Ltd.	3,500	68,428
	T&D Holdings, Inc.	63,400	717,564
	T&K Toka Co. Ltd.	7,400	48,868
	Tachibana Eletech Co. Ltd.	6,280	73,122
	Tachikawa Corp.	4,700	39,081
	Tachi-S Co. Ltd.	12,300	109,523
	Tadano Ltd.	36,700	266,707
	Taihei Dengyo Kaisha Ltd.	6,700	153,411
	Taiheiyo Cement Corp.	53,900	808,665
#	Taiheiyo Kouhatsu, Inc.	4,300	19,913
#	Taiho Kogyo Co. Ltd.	7,500	37,930
	Taikisha Ltd.	5,600	138,613
	Taiko Bank Ltd.	3,600	37,529
	Taisei Corp.	36,800	1,174,170
	Taisei Lamick Co. Ltd.	2,700	55,180
	Taisei Oncho Co. Ltd.	1,400	19,689
	Taisho Pharmaceutical Holdings Co. Ltd.	8,350	332,479

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Holdings Co. Ltd.	6,600	$142,332
	Taiyo Yuden Co. Ltd.	22,200	788,989
	Takachiho Koheki Co. Ltd.	1,500	22,807
	Takamatsu Construction Group Co. Ltd.	4,400	70,338
	Takamatsu Machinery Co. Ltd.	1,100	5,289
	Takamiya Co. Ltd.	13,500	38,526
	Takano Co. Ltd.	5,000	30,951
	Takaoka Toko Co. Ltd.	4,200	61,061
	Takara & Co. Ltd.	2,400	36,219
	Takara Bio, Inc.	16,100	260,193
	Takara Holdings, Inc.	45,400	367,285
	Takara Leben Co. Ltd.	56,100	155,806
	Takara Standard Co. Ltd.	15,300	153,201
	Takasago International Corp.	5,100	98,924
	Takasago Thermal Engineering Co. Ltd.	8,200	104,297
	Takashima & Co. Ltd.	1,700	33,660
	Takashimaya Co. Ltd.	46,400	498,464
	Takasho Co. Ltd.	1,900	10,081
	TAKEBISHI Corp.	3,200	36,112
	Takeda Pharmaceutical Co. Ltd.	175,553	5,150,759
	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	54,057
	Takemoto Yohki Co. Ltd.	3,800	21,911
	Takeuchi Manufacturing Co. Ltd.	13,000	251,224
#	Takihyo Co. Ltd.	1,900	11,748
#	Takisawa Machine Tool Co. Ltd.	2,200	19,617
	Takuma Co. Ltd.	19,100	202,072
	Tama Home Co. Ltd.	8,900	165,539
	Tamron Co. Ltd.	4,200	90,782
#	Tamura Corp.	18,000	83,759
	Tanabe Engineering Corp.	1,500	10,165
#	Tanseisha Co. Ltd.	10,850	65,577
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	56,200
	Tayca Corp.	6,000	54,306
	Tbk Co. Ltd.	7,400	18,641
	TBS Holdings, Inc.	10,300	131,901
	TDC Soft, Inc.	4,200	36,901
	TDK Corp.	80,200	2,525,871
	Tear Corp.	3,400	11,112
	TechMatrix Corp.	14,000	194,908
	Techno Ryowa Ltd.	1,900	12,756
	Techno Smart Corp.	800	7,806
	TechnoPro Holdings, Inc.	31,500	732,020
	Teijin Ltd.	102,200	1,082,905
	Teikoku Electric Manufacturing Co. Ltd.	4,300	59,093
	Teikoku Sen-I Co. Ltd.	4,500	57,040
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	35,665
	Tekken Corp.	5,200	71,156
	Temairazu, Inc.	700	27,279
	Tenma Corp.	6,100	106,687
	Tenox Corp.	1,200	7,931
	Teraoka Seisakusho Co. Ltd.	1,600	4,435
	Terasaki Electric Co. Ltd.	1,100	8,673
	Terumo Corp.	16,300	556,541
	T-Gaia Corp.	5,800	71,206
	THK Co. Ltd.	19,900	422,189
	Tigers Polymer Corp.	4,400	14,116
	TIS, Inc.	44,500	1,261,758
	TKC Corp.	5,000	131,379
	Toa Corp.	6,700	39,524

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toa Corp.	6,900	$134,690
	Toa Oil Co. Ltd.	2,900	54,025
	TOA ROAD Corp.	2,300	102,845
	Toagosei Co. Ltd.	40,900	317,549
	Toba, Inc.	400	8,666
	Tobishima Corp.	12,310	98,357
	Tobu Railway Co. Ltd.	14,900	353,799
	TOC Co. Ltd.	17,900	106,870
	Tocalo Co. Ltd.	36,300	349,053
	Tochigi Bank Ltd.	50,000	112,292
	Toda Corp.	66,300	355,623
*	Toda Kogyo Corp.	1,600	29,090
	Toei Animation Co. Ltd.	700	58,028
	Toei Co. Ltd.	900	129,096
	Toell Co. Ltd.	1,900	13,112
	Toenec Corp.	3,700	103,835
	Togami Electric Manufacturing Co. Ltd.	999	13,251
	Toho Bank Ltd.	68,100	109,593
	Toho Co. Ltd.	3,000	119,132
	Toho Co. Ltd.	2,400	22,708
	Toho Gas Co. Ltd.	9,600	231,109
	Toho Holdings Co. Ltd.	20,200	309,339
#	Toho Titanium Co. Ltd.	11,900	200,548
	Toho Zinc Co. Ltd.	6,400	104,093
	Tohoku Bank Ltd.	4,300	31,322
	Tohoku Electric Power Co., Inc.	57,700	319,460
	Tohoku Steel Co. Ltd.	1,200	13,925
	Tohokushinsha Film Corp.	4,700	23,278
	Tokai Carbon Co. Ltd.	57,100	461,635
	Tokai Corp.	7,500	100,487
	TOKAI Holdings Corp.	56,900	379,491
	Tokai Rika Co. Ltd.	23,300	256,425
	Tokai Tokyo Financial Holdings, Inc.	87,600	248,086
	Token Corp.	2,200	146,925
	Tokio Marine Holdings, Inc.	28,400	1,662,534
	Tokushu Tokai Paper Co. Ltd.	3,700	88,119
	Tokuyama Corp.	27,977	378,231
	Tokyo Century Corp.	14,200	502,184
*	Tokyo Electric Power Co. Holdings, Inc.	154,700	608,801
	Tokyo Electron Device Ltd.	3,000	118,692
	Tokyo Electron Ltd.	10,000	3,441,934
	Tokyo Energy & Systems, Inc.	10,400	81,169
	Tokyo Gas Co. Ltd.	25,100	492,987
	Tokyo Individualized Educational Institute, Inc.	2,200	9,758
	Tokyo Keiki, Inc.	4,900	49,575
	Tokyo Kiraboshi Financial Group, Inc.	10,800	177,935
	Tokyo Ohka Kogyo Co. Ltd.	4,700	243,695
	Tokyo Printing Ink Manufacturing Co. Ltd.	500	8,689
#	Tokyo Rakutenchi Co. Ltd.	1,300	38,985
#	Tokyo Rope Manufacturing Co. Ltd.	1,300	9,191
	Tokyo Sangyo Co. Ltd.	7,700	41,140
	Tokyo Seimitsu Co. Ltd.	13,500	469,017
	Tokyo Steel Manufacturing Co. Ltd.	13,900	142,982
	Tokyo Tatemono Co. Ltd.	59,500	876,273
	Tokyo Tekko Co. Ltd.	4,000	37,329
	Tokyo Theatres Co., Inc.	3,400	31,078
	Tokyotokeiba Co. Ltd.	5,200	161,074
	Tokyu Construction Co. Ltd.	30,600	145,146
	Tokyu Corp.	32,800	402,180

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyu Fudosan Holdings Corp.	190,000	$1,029,600
*	Tokyu Recreation Co. Ltd.	1,000	37,892
	Toli Corp.	17,400	26,803
	Tomato Bank Ltd.	3,000	22,748
	Tomen Devices Corp.	1,300	52,873
	Tomoe Corp.	9,200	31,096
	Tomoe Engineering Co. Ltd.	3,200	58,065
	Tomoku Co. Ltd.	4,500	50,394
	TOMONY Holdings, Inc.	66,600	157,616
	Tomy Co. Ltd.	38,521	426,891
	Tonami Holdings Co. Ltd.	2,400	65,206
	Topcon Corp.	33,800	477,721
	Toppan, Inc.	34,520	587,373
	Topre Corp.	14,500	112,333
	Topy Industries Ltd.	6,000	59,825
	Toray Industries, Inc.	298,900	1,637,176
	Torex Semiconductor Ltd.	1,400	28,816
	Toridoll Holdings Corp.	23,600	458,444
	Torigoe Co. Ltd.	6,600	32,704
	Torii Pharmaceutical Co. Ltd.	5,200	128,759
	Torishima Pump Manufacturing Co. Ltd.	8,500	85,890
	Tosei Corp.	11,100	106,601
	Toshiba Corp.	16,600	673,421
	Toshiba TEC Corp.	10,800	356,541
	Tosoh Corp.	57,200	745,613
	Totech Corp.	1,300	33,727
	Totetsu Kogyo Co. Ltd.	8,800	157,490
	TOTO Ltd.	10,099	343,991
#	Totoku Electric Co. Ltd.	1,400	24,217
	Tottori Bank Ltd.	4,100	35,562
	Toukei Computer Co. Ltd.	500	24,273
	Tow Co. Ltd.	17,200	40,723
	Towa Bank Ltd.	14,000	55,214
#	Towa Corp.	7,000	95,380
	Towa Pharmaceutical Co. Ltd.	16,200	308,214
	Toyo Construction Co. Ltd.	45,200	294,855
	Toyo Corp.	9,100	83,871
	Toyo Denki Seizo KK	3,000	20,505
*	Toyo Engineering Corp.	12,100	60,017
#	Toyo Gosei Co. Ltd.	1,700	104,511
	Toyo Ink SC Holdings Co. Ltd.	14,300	208,421
	Toyo Kanetsu KK	3,400	70,942
#	Toyo Logistics Co. Ltd.	10,200	22,568
	Toyo Machinery & Metal Co. Ltd.	6,400	27,116
#	Toyo Securities Co. Ltd.	30,100	54,068
	Toyo Seikan Group Holdings Ltd.	32,100	369,651
	Toyo Suisan Kaisha Ltd.	15,400	654,313
	Toyo Tanso Co. Ltd.	4,900	111,523
	Toyo Tire Corp.	49,400	663,941
	Toyo Wharf & Warehouse Co. Ltd.	2,300	22,175
	Toyobo Co. Ltd.	54,300	422,046
	Toyoda Gosei Co. Ltd.	16,700	263,546
	Toyota Boshoku Corp.	32,500	480,590
	Toyota Industries Corp.	7,400	450,582
	Toyota Motor Corp., Sponsored ADR	4,196	682,228
	Toyota Motor Corp.	909,115	14,755,867
	Toyota Tsusho Corp.	42,000	1,433,436
	TPR Co. Ltd.	10,600	99,650
	Traders Holdings Co. Ltd.	4,960	12,293

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trancom Co. Ltd.	5,200	$287,392
	Transaction Co. Ltd.	2,000	17,019
	TRE Holdings Corp.	12,152	142,297
	Trend Micro, Inc.	17,500	1,016,999
	Tri Chemical Laboratories, Inc.	3,400	57,905
	Trinity Industrial Corp.	2,000	9,975
	Trusco Nakayama Corp.	12,400	176,469
	TS Tech Co. Ltd.	26,614	303,477
	TSI Holdings Co. Ltd.	27,900	69,975
	Tsubaki Nakashima Co. Ltd.	18,800	133,896
	Tsubakimoto Chain Co.	12,200	290,378
	Tsubakimoto Kogyo Co. Ltd.	1,700	48,298
	Tsugami Corp.	12,200	112,263
*	Tsukada Global Holdings, Inc.	9,500	23,608
	Tsukishima Kikai Co. Ltd.	11,200	76,227
#	Tsukuba Bank Ltd.	37,600	55,521
	Tsumura & Co.	11,000	258,091
	Tsuruha Holdings, Inc.	10,800	615,313
	Tsurumi Manufacturing Co. Ltd.	7,600	116,742
	Tsutsumi Jewelry Co. Ltd.	2,700	44,285
	Tsuzuki Denki Co. Ltd.	1,500	15,320
	TV Asahi Holdings Corp.	11,400	128,052
	Tv Tokyo Holdings Corp.	2,700	39,799
	TYK Corp.	8,500	17,844
	UACJ Corp.	16,100	273,153
	UBE Corp.	44,500	696,757
	Ubicom Holdings, Inc.	1,500	31,438
	Uchida Yoko Co. Ltd.	2,500	94,230
	ULS Group, Inc.	700	21,500
	Ultrafabrics Holdings Co. Ltd.	400	10,280
	Ulvac, Inc.	8,900	336,081
	Unicharm Corp.	9,800	354,978
#	Uniden Holdings Corp.	2,500	77,023
	Union Tool Co.	2,700	68,666
	Unipres Corp.	15,023	94,477
	United Super Markets Holdings, Inc.	22,700	183,888
#	UNITED, Inc.	5,100	63,791
#*	Unitika Ltd.	25,100	43,395
*	Universal Entertainment Corp.	7,400	80,529
	Urbanet Corp. Co. Ltd.	8,600	19,369
	Usen-Next Holdings Co. Ltd.	3,600	56,378
	Ushio, Inc.	38,400	530,924
	USS Co. Ltd.	21,500	421,884
	UT Group Co. Ltd.	8,400	163,585
*	UUUM Co. Ltd.	2,200	19,110
#*	Uzabase, Inc.	7,100	43,423
	V Technology Co. Ltd.	3,500	78,595
	Valor Holdings Co. Ltd.	20,000	282,010
	Valqua Ltd.	5,600	115,405
	Value HR Co. Ltd.	3,200	33,954
	ValueCommerce Co. Ltd.	5,400	112,368
	Valuence Holdings, Inc.	500	9,550
	V-Cube, Inc.	6,000	63,080
	Vector, Inc.	10,300	94,012
	Vertex Corp.	11,820	114,725
*	Village Vanguard Co. Ltd.	1,700	13,762
	Vital KSK Holdings, Inc.	19,000	98,001
	VT Holdings Co. Ltd.	47,400	172,752
	Wacoal Holdings Corp.	15,100	244,899

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wacom Co. Ltd.	55,500	$364,128
	Wakachiku Construction Co. Ltd.	5,600	101,232
	Wakita & Co. Ltd.	15,800	130,965
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	94,924
#	Waseda Academy Co. Ltd.	1,400	12,213
	Watahan & Co. Ltd.	7,600	81,871
	Watts Co. Ltd.	4,800	26,686
	Wavelock Holdings Co. Ltd.	2,200	10,438
	WDB Holdings Co. Ltd.	2,700	51,764
	Weathernews, Inc.	1,500	87,613
	Welcia Holdings Co. Ltd.	17,200	384,160
	Wellnet Corp.	4,000	13,650
#	West Holdings Corp.	9,350	287,999
	West Japan Railway Co.	14,500	532,595
	Will Group, Inc.	6,900	63,113
	WingArc1st, Inc.	4,700	69,941
	WIN-Partners Co. Ltd.	4,000	30,607
	Wood One Co. Ltd.	3,200	28,159
	Workman Co. Ltd.	3,600	172,954
	World Co. Ltd.	3,600	36,288
	World Holdings Co. Ltd.	2,400	42,939
	Wowow, Inc.	2,600	28,543
	Xebio Holdings Co. Ltd.	10,100	70,002
	YAC Holdings Co. Ltd.	2,400	28,701
	Yachiyo Industry Co. Ltd.	2,600	13,311
	Yagi & Co. Ltd.	1,400	13,144
	Yahagi Construction Co. Ltd.	10,400	62,598
	Yaizu Suisankagaku Industry Co. Ltd.	2,800	19,007
	Yakult Honsha Co. Ltd.	5,700	347,127
	YAKUODO Holdings Co. Ltd.	3,300	52,117
	YAMABIKO Corp.	14,000	127,147
	YAMADA Consulting Group Co. Ltd.	4,000	35,160
	Yamada Holdings Co. Ltd.	209,128	755,032
	Yamae Group Holdings Co. Ltd.	1,100	11,373
	Yamagata Bank Ltd.	9,700	66,834
	Yamaguchi Financial Group, Inc.	77,100	436,453
	Yamaha Corp.	6,200	264,455
	Yamaha Motor Co. Ltd.	72,000	1,390,833
	Yamaichi Electronics Co. Ltd.	10,400	139,787
#	YA-MAN Ltd.	8,700	101,595
	Yamanashi Chuo Bank Ltd.	11,800	101,257
	Yamashina Corp.	25,000	12,945
	Yamashin-Filter Corp.	9,600	23,915
	Yamatane Corp.	3,800	45,243
#	Yamato Corp.	7,100	41,513
	Yamato Holdings Co. Ltd.	49,700	869,700
#	Yamato International, Inc.	5,400	11,404
	Yamato Kogyo Co. Ltd.	15,800	540,295
#	Yamaura Corp.	2,400	17,273
#	Yamaya Corp.	1,800	35,540
	Yamazaki Baking Co. Ltd.	35,300	426,196
	Yamazawa Co. Ltd.	1,300	13,858
	Yamazen Corp.	14,200	107,365
	Yaoko Co. Ltd.	6,800	330,696
	Yashima Denki Co. Ltd.	5,500	42,482
	Yaskawa Electric Corp.	12,600	441,301
	Yasuda Logistics Corp.	6,700	47,440
#	Yasunaga Corp.	3,400	17,732
	Yellow Hat Ltd.	14,400	188,392

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yodogawa Steel Works Ltd.	8,700	$156,071
	Yokogawa Bridge Holdings Corp.	11,600	167,640
	Yokogawa Electric Corp.	11,600	205,706
	Yokohama Rubber Co. Ltd.	61,400	899,352
	Yokorei Co. Ltd.	18,200	124,138
	Yokowo Co. Ltd.	8,200	121,310
	Yomeishu Seizo Co. Ltd.	1,700	23,206
	Yondenko Corp.	3,400	46,736
	Yondoshi Holdings, Inc.	4,600	62,599
	Yonex Co. Ltd.	2,900	25,978
	Yorozu Corp.	5,700	37,985
	Yoshinoya Holdings Co. Ltd.	12,900	250,073
	Yotai Refractories Co. Ltd.	6,300	72,081
	Yuasa Trading Co. Ltd.	7,100	192,801
	Yuken Kogyo Co. Ltd.	1,100	14,980
	Yukiguni Maitake Co. Ltd.	6,100	43,707
	Yurtec Corp.	15,000	82,072
	Yushiro Chemical Industry Co. Ltd.	3,700	25,164
	Z Holdings Corp.	75,400	266,482
	Zaoh Co. Ltd.	2,500	36,715
	Zenitaka Corp.	1,000	24,650
	Zenkoku Hosho Co. Ltd.	15,900	540,934
	Zenrin Co. Ltd.	12,400	86,237
	Zensho Holdings Co. Ltd.	21,377	565,957
	Zeon Corp.	37,000	375,705
#	ZERIA Pharmaceutical Co. Ltd.	2,900	47,709
	ZIGExN Co. Ltd.	14,100	36,234
	ZOZO, Inc.	23,100	498,999
	Zuiko Corp.	4,400	25,786
TOTAL JAPAN			507,307,886
MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	46,618
	Aeon Co. M Bhd	145,400	46,768
#	AEON Credit Service M Bhd	49,149	158,703
	AFFIN Bank Bhd	143,606	68,825
#	Alliance Bank Malaysia Bhd	373,600	292,395
	Allianz Malaysia Bhd	20,500	58,975
	AME Elite Consortium Bhd	24,500	9,145
	AMMB Holdings Bhd	421,600	369,917
*	Ancom Nylex Bhd	140,100	31,213
#	Ann Joo Resources Bhd	54,500	13,866
#	Astro Malaysia Holdings Bhd	149,400	30,061
	Axiata Group Bhd	277,490	178,948
	Batu Kawan Bhd	10,900	56,861
#*	Berjaya Assets Bhd	176,800	11,321
#*	Berjaya Corp. Bhd	1,184,701	65,248
	Berjaya Food Bhd	11,500	10,189
*	Berjaya Land Bhd	333,000	15,729
#*	Bermaz Auto Bhd	252,400	100,459
	Beshom Holdings Bhd	74,042	24,819
	BIMB Holdings Bhd	151,200	91,440
#*	Boustead Holdings Bhd	233,200	40,707
#	Boustead Plantations Bhd	196,420	36,021
	British American Tobacco Malaysia Bhd	38,700	95,017
#*	Bumi Armada Bhd	871,200	74,749
	Bursa Malaysia Bhd	196,350	288,176
#	Cahya Mata Sarawak Bhd	221,400	46,593
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	204,042

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CB Industrial Product Holding Bhd	88,300	$25,279
	CIMB Group Holdings Bhd	385,046	451,106
*	Coastal Contracts Bhd	61,100	23,399
	Comfort Glove Bhd	111,300	12,891
#	CSC Steel Holdings Bhd	48,500	12,982
	D&O Green Technologies Bhd	112,900	104,028
	Dayang Enterprise Holdings Bhd	125,400	28,151
	Dialog Group Bhd	72,900	36,243
	DiGi.Com Bhd	267,300	218,286
	DRB-Hicom Bhd	381,000	107,899
	Dufu Technology Corp. Bhd	73,700	51,681
#	Duopharma Biotech Bhd	163,312	55,817
	Dutch Lady Milk Industries Bhd	4,500	33,364
	Eco World Development Group Bhd	443,900	63,431
#*	Eco World International Bhd	84,700	6,386
*	Ecofirst Consolidated Bhd	110,800	9,469
#*	Ekovest BHD	528,900	46,432
	Evergreen Fibreboard Bhd	203,400	21,530
	FGV Holdings Bhd	173,400	58,432
#	Formosa Prosonic Industries Bhd	55,700	37,154
	Fraser & Neave Holdings Bhd	24,500	119,536
#	Frontken Corp. Bhd	307,150	200,460
	Gadang Holdings Bhd	266,950	21,329
	Gamuda Bhd	478,766	403,907
	Gas Malaysia Bhd	64,000	47,056
	Genting Bhd	329,300	350,534
	Genting Malaysia Bhd	356,100	234,126
	Genting Plantations Bhd	66,600	96,739
	George Kent Malaysia Bhd	206,750	24,904
#	Globetronics Technology Bhd	172,866	48,346
*	Greatech Technology Bhd	48,900	43,201
	Guan Chong Bhd	91,800	49,976
	HAP Seng Consolidated Bhd	38,800	65,908
	Hap Seng Plantations Holdings Bhd	48,500	25,627
	Hartalega Holdings Bhd	218,400	134,504
#	Heineken Malaysia Bhd	36,100	184,287
*	Hengyuan Refining Co. Bhd	64,400	64,379
	HeveaBoard Bhd	130,500	13,215
	Hextar Global Bhd	32,900	12,660
	Hiap Teck Venture Bhd	410,500	26,867
	Hibiscus Petroleum Bhd	455,000	92,265
	Hong Leong Bank Bhd	22,580	106,544
	Hong Leong Financial Group Bhd	40,078	175,624
	Hong Leong Industries Bhd	19,300	39,482
#*	Hong Seng Consolidated Bhd	339,200	46,610
	Hup Seng Industries Bhd	13,200	2,210
	IHH Healthcare Bhd	36,800	52,914
	IJM Corp. Bhd	910,500	362,522
	Inari Amertron Bhd	324,025	209,356
	Insas Bhd	187,000	33,459
	IOI Corp. Bhd	236,300	213,994
	IOI Properties Group Bhd	379,625	84,923
*	Iris Corp. Bhd	500,000	14,071
*	Iskandar Waterfront City Bhd	224,600	15,188
#*	JAKS Resources Bhd	570,179	35,954
#*	Jaya Tiasa Holdings Bhd	210,000	31,197
#*	JHM Consolidation Bhd	26,200	7,406
	Kelington Group Bhd	47,000	13,069
	Kenanga Investment Bank Bhd	38,300	7,713

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd	105,989	$27,656
#	Kim Loong Resources Bhd	56,200	21,100
#*	KNM Group Bhd	1,052,620	27,291
#	Kobay Technology BHD	20,200	13,023
	Kossan Rubber Industries	237,700	66,796
	KPJ Healthcare Bhd	463,600	90,695
	Kretam Holdings Bhd	69,600	8,443
*	KSL Holdings Bhd	135,319	24,808
	Kuala Lumpur Kepong Bhd	40,511	199,534
	Lagenda Properties Bhd	38,700	10,447
	Land & General Bhd	399,300	9,446
	LBS Bina Group Bhd	262,835	25,423
#	Leong Hup International Bhd	180,500	21,141
	Lii Hen Industries Bhd	222,900	44,881
#	Lingkaran Trans Kota Holdings Bhd	42,500	46,103
#Ω	Lotte Chemical Titan Holding Bhd	126,663	54,374
#	LPI Capital Bhd	40,440	123,123
#	Magni-Tech Industries Bhd	146,900	62,771
#	Magnum Bhd	228,815	85,427
#	Mah Sing Group Bhd	553,875	74,120
	Malakoff Corp. Bhd	364,600	54,525
	Malayan Banking Bhd	224,919	447,975
#	Malayan Flour Mills Bhd	308,600	42,018
*	Malaysia Airports Holdings Bhd	267,200	375,399
#	Malaysia Building Society Bhd	768,932	100,383
	Malaysia Smelting Corp. Bhd	35,400	17,375
	Malaysian Pacific Industries Bhd	14,500	105,941
	Malaysian Resources Corp. Bhd	666,920	51,798
	Matrix Concepts Holdings Bhd	227,266	115,992
#	Maxis Bhd	156,200	128,926
	MBM Resources BHD	57,700	41,500
	Media Prima Bhd	132,900	13,453
#	Mega First Corp. Bhd	161,400	125,205
	MISC Bhd	147,200	238,718
#	MKH Bhd	100,700	28,081
#	MNRB Holdings Bhd	182,774	41,047
	Muda Holdings Bhd	76,500	33,356
*	Muhibbah Engineering M Bhd	185,600	19,002
*	Mulpha International Bhd	39,460	19,255
#	My EG Services Bhd	793,356	138,483
	Nestle Malaysia Bhd	4,900	148,375
	Nylex Malaysia Bhd	2,335	132
#	OCK Group Bhd	171,300	14,266
#	Oriental Holdings BHD	106,800	159,489
#	OSK Holdings Bhd	472,550	96,132
#*	PA Resources Bhd	104,500	6,234
	Padini Holdings Bhd	116,700	85,042
	Panasonic Manufacturing Malaysia Bhd	2,400	14,231
	Pantech Group Holdings Bhd	131,400	19,483
	Paramount Corp. Bhd	146,300	22,037
	Perak Transit Bhd	67,100	12,753
	PESTECH International Bhd	94,200	8,376
#	Petron Malaysia Refining & Marketing Bhd	39,200	45,455
	Petronas Chemicals Group Bhd	115,700	231,128
	Petronas Dagangan Bhd	29,500	148,606
	Petronas Gas Bhd	43,200	166,494
#	PIE Industrial Bhd	20,300	15,575
#*	Pos Malaysia Bhd	91,600	12,438
	PPB Group Bhd	69,820	255,455

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Press Metal Aluminium Holdings Bhd	291,100	$318,573
	Public Bank Bhd	737,300	769,229
	QL Resources Bhd	168,925	201,125
*	Ranhill Utilities Bhd	92,569	8,220
#	RCE Capital Bhd	33,000	12,310
*	Revenue Group Bhd	71,400	17,066
	RHB Bank Bhd	201,569	266,581
	Sam Engineering & Equipment M Bhd	40,400	34,663
*	Sapura Energy Bhd	2,931,800	26,533
	Sarawak Oil Palms Bhd	75,750	46,980
	Scientex Bhd	303,600	234,121
*	Shangri-La Hotels Malaysia Bhd	17,500	13,216
	Sime Darby Bhd	681,970	359,312
	Sime Darby Plantation Bhd	174,336	170,836
	Sime Darby Property Bhd	495,870	52,426
#	SKP Resources Bhd	364,749	133,172
	SP Setia Bhd Group	440,579	74,851
	Sports Toto Bhd	349,668	146,194
*	Subur Tiasa Holdings Bhd	29,200	6,254
††	Sumatec Resources Bhd	822,800	166
	Sunway Bhd	412,654	154,966
#	Sunway Construction Group Bhd	116,690	39,664
#	Supermax Corp. Bhd	307,665	56,380
#	Syarikat Takaful Malaysia Keluarga Bhd	145,111	110,577
#	Ta Ann Holdings Bhd	86,480	74,609
	Taliworks Corp. Bhd	68,666	14,505
#	TASCO Bhd	73,400	16,275
	Telekom Malaysia Bhd	139,000	177,656
	Tenaga Nasional Bhd	135,900	252,259
#	Thong Guan Industries Bhd	59,400	32,602
	TIME dotCom Bhd	229,800	237,290
	Top Glove Corp. Bhd	1,367,200	296,756
*	Tropicana Corp. Bhd	206,616	45,044
	TSH Resources Bhd	142,000	33,535
#	Uchi Technologies Bhd	83,700	57,230
#	UEM Edgenta Bhd	74,800	21,865
#*	UEM Sunrise Bhd	574,400	40,114
#	UMW Holdings Bhd	112,400	73,610
#	Unisem M Bhd	81,100	54,982
#	United Plantations Bhd	17,100	54,976
#	UOA Development Bhd	292,082	109,651
	UWC BHD	68,300	61,510
#*	Velesto Energy Bhd	1,107,073	21,249
	ViTrox Corp. Bhd	86,000	149,044
	VS Industry Bhd	566,100	128,749
#	WCT Holdings Bhd	364,227	35,681
#	Wellcall Holdings Bhd	53,700	14,619
	Westports Holdings Bhd	170,000	133,810
#	Yinson Holdings Bhd	384,999	181,931
*	YNH Property Bhd	124,837	94,731
	YTL Corp. Bhd	1,268,650	162,651
#	YTL Power International Bhd	249,587	40,987
TOTAL MALAYSIA			18,090,898
MEXICO — (0.7%)
#*	ALEATICA SAB de CV	5,854	4,735
	Alfa SAB de CV, Class A	1,784,541	1,226,432
	Alpek SAB de CV	245,078	324,719
*	Alsea SAB de CV	251,622	490,889

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	America Movil SAB de CV	1,780,639	$1,691,937
	America Movil SAB de CV, Sponsored ADR, Class L	28,021	530,438
	Arca Continental SAB de CV	65,332	451,656
*	Axtel SAB de CV	499,613	35,292
#Ω	Banco del Bajio SA	206,877	485,390
	Becle SAB de CV	13,868	31,436
	Bolsa Mexicana de Valores SAB de CV	113,747	213,372
*	Cemex SAB de CV	2,131,083	856,176
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	48,184
	Coca-Cola Femsa SAB de CV	52,300	315,870
	Consorcio ARA SAB de CV	330,697	53,371
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	40,216
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	132,904	129,739
#	Corp. Inmobiliaria Vesta SAB de CV	94,392	184,936
	El Puerto de Liverpool SAB de CV, Class C1	35,062	157,496
#*††	Empresas ICA SAB de CV	42,400	200
	Fomento Economico Mexicano SAB de CV	71,227	442,061
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	16,549
	GCC SAB de CV	43,340	269,218
#	Genomma Lab Internacional SAB de CV, Class B	352,628	329,181
	Gentera SAB de CV	298,389	240,930
	Gruma SAB de CV, Class B	72,377	899,533
#	Grupo Aeroportuario del Centro Norte SAB de CV	63,140	384,468
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	133	17,960
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	16,235	219,766
	Grupo Aeroportuario del Sureste SAB de CV, ADR	477	89,585
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	209,960
	Grupo Bimbo SAB de CV, Class A	245,459	868,748
	Grupo Carso SAB de CV	83,461	325,484
	Grupo Comercial Chedraui SA de CV	125,047	379,947
#	Grupo Elektra SAB de CV	8,985	527,570
	Grupo Financiero Banorte SAB de CV, Class O	233,150	1,328,755
#*	Grupo Financiero Inbursa SAB de CV, Class O	382,687	707,160
	Grupo Herdez SAB de CV	66,342	98,738
*	Grupo Hotelero Santa Fe SAB de CV	60,872	11,496
	Grupo Industrial Saltillo SAB de CV	7,630	11,337
	Grupo Mexico SAB de CV, Class B	520,207	2,061,638
#	Grupo Rotoplas SAB de CV	55,686	84,026
*	Grupo Sanborns SAB de CV	66,549	80,960
*	Grupo Simec SAB de CV, Class B	33,392	340,710
	Grupo Televisa SAB, Sponsored ADR	37,996	297,129
	Grupo Televisa SAB	421,281	660,890
#*Ω	Grupo Traxion SAB de CV	22,758	28,468
#*	Hoteles City Express SAB de CV	142,020	27,170
	Industrias Bachoco SAB de CV, Class B	77,004	289,461
*	Industrias CH SAB de CV, Class B	75,560	826,562
	Industrias Penoles SAB de CV	45,293	457,318
#	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	472,919
#	La Comer SAB de CV	254,370	451,703
	Megacable Holdings SAB de CV	250,576	577,964
#*	Minera Frisco SAB de CV, Class A1	307,440	44,339
*Ω	Nemak SAB de CV	842,606	212,868
	Operadora de Sites Mexicanos SA de CV, Class A	298,134	348,070
	Orbia Advance Corp. SAB de CV	411,643	911,509
*	Organizacion Cultiba SAB de CV	15,310	7,217
	Organizacion Soriana SAB de CV, Class B	50,685	56,191
	Promotora y Operadora de Infraestructura SAB de CV	65,533	474,166
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,373	22,667
#	Qualitas Controladora SAB de CV	54,504	229,561

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Regional SAB de CV	114,430	$626,557
#*	Unifin Financiera SAB de CV	129,553	101,619
*	Vista Energy SAB de CV, ADR	3,177	27,894
*	Vitro SAB de CV, Class A	28,118	30,345
	Wal-Mart de Mexico SAB de CV	194,783	708,119
TOTAL MEXICO			25,108,970
NETHERLANDS — (2.1%)
	Aalberts NV	40,115	1,719,165
Ω	ABN AMRO Bank NV	83,970	856,317
*Ω	Adyen NV	336	604,387
	Aegon NV	507,988	2,231,187
	Aegon NV	32,148	141,451
	Akzo Nobel NV	15,127	1,018,032
*Ω	Alfen Beheer BV	1,425	166,352
#	AMG Advanced Metallurgical Group NV	4,066	114,139
	Amsterdam Commodities NV	6,867	158,180
	APERAM SA	19,469	634,773
	Arcadis NV	30,386	1,123,541
	ArcelorMittal SA	71,851	1,772,847
	ArcelorMittal SA	44,628	1,097,403
	ASM International NV	3,034	931,959
	ASML Holding NV	4,870	2,799,071
	ASML Holding NV	20,610	11,839,208
	ASR Nederland NV	49,610	2,073,570
Ω	B&S Group Sarl	3,754	19,589
*Ω	Basic-Fit NV	9,472	384,162
	BE Semiconductor Industries NV	34,016	1,826,038
#	Beter Bed Holding NV	7,231	29,234
	Boskalis Westminster	32,105	1,053,446
	Brunel International NV	5,294	59,967
	Coca-Cola Europacific Partners PLC	33,278	1,806,791
	Corbion NV	16,974	591,552
Ω	Flow Traders	12,372	268,860
#	ForFarmers NV	13,915	42,953
*	Fugro NV	25,149	299,331
	Heijmans NV	13,606	162,904
#	Heineken NV	15,108	1,489,449
*	Hunter Douglas NV	1,351	241,444
	IMCD NV	10,097	1,617,023
#	ING Groep NV, Sponsored ADR	6,500	63,245
	ING Groep NV	196,229	1,906,134
*Ω	Intertrust NV	28,250	557,936
	JDE Peet's NV	11,413	331,004
	Kendrion NV	7,605	119,778
	Koninklijke Ahold Delhaize NV, Sponsored ADR	476	13,145
	Koninklijke Ahold Delhaize NV	281,251	7,745,286
*	Koninklijke BAM Groep NV	128,215	312,629
	Koninklijke DSM NV	14,609	2,339,618
#	Koninklijke KPN NV	859,153	2,834,337
	Koninklijke Philips NV	49,636	1,027,279
	Koninklijke Philips NV	26,905	558,010
	Koninklijke Vopak NV	28,028	650,503
*Ω	Lucas Bols NV	3,091	32,546
	Nedap NV	2,486	147,065
	NN Group NV	44,713	2,098,041
	OCI NV	24,350	845,350
	Ordina NV	39,907	202,240
#	PostNL NV	153,121	402,754

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Prosus NV	22,390	$1,462,377
	Randstad NV	31,796	1,607,065
	SBM Offshore NV	58,977	823,125
#	SIF Holding NV	4,117	51,979
Ω	Signify NV	62,789	2,039,263
*	Sligro Food Group NV	9,932	196,689
	TKH Group NV	18,479	758,580
#*	TomTom NV	29,599	267,564
	Universal Music Group NV	32,461	734,803
	Van Lanschot Kempen NV	7,042	161,257
	Wolters Kluwer NV	48,818	5,301,745
TOTAL NETHERLANDS			74,765,672
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	68,654	215,725
*	Air New Zealand Ltd.	755,865	291,052
	Arvida Group Ltd.	112,660	106,332
*	Auckland International Airport Ltd.	50,073	235,127
*	Channel Infrastructure NZ Ltd.	73,105	55,794
	Chorus Ltd.	208,812	1,050,932
	Contact Energy Ltd.	21,680	104,587
	EBOS Group Ltd.	19,494	484,395
	Fisher & Paykel Healthcare Corp. Ltd.	26,380	352,770
	Fletcher Building Ltd.	154,741	503,483
	Fonterra Co-operative Group Ltd.	17,724	33,746
	Freightways Ltd.	48,255	313,438
	Genesis Energy Ltd.	104,553	189,601
#*	Gentrack Group Ltd.	12,157	10,948
	Hallenstein Glasson Holdings Ltd.	20,188	66,073
	Heartland Group Holdings Ltd.	244,123	319,469
	Infratil Ltd.	82,059	433,290
#	Investore Property Ltd.	56,506	59,077
	KMD Brands Ltd.	197,467	135,790
	Mainfreight Ltd.	20,651	1,003,168
	Manawa Energy Ltd.	10,678	40,565
	Mercury NZ Ltd.	34,314	131,248
	Meridian Energy Ltd.	57,234	179,614
	Napier Port Holdings Ltd.	14,348	27,132
*	NEW Zealand King Salmon Investments Ltd.	10,005	1,293
	NZME Ltd.	54,459	39,636
	NZX Ltd.	106,346	80,473
	Oceania Healthcare Ltd.	117,256	69,560
#*	Pacific Edge Ltd.	26,446	12,973
	PGG Wrightson Ltd.	9,986	28,252
	Port of Tauranga Ltd.	49,735	218,518
*	Pushpay Holdings Ltd.	122,745	100,037
*	Rakon Ltd.	27,401	25,370
	Restaurant Brands New Zealand Ltd.	8,398	50,872
	Ryman Healthcare Ltd.	30,588	178,915
*	Sanford Ltd.	20,591	53,775
	Scales Corp. Ltd.	41,528	112,956
*	Serko Ltd.	3,631	8,454
	Skellerup Holdings Ltd.	53,156	188,051
*	SKY Network Television Ltd.	50,905	73,899
	SKYCITY Entertainment Group Ltd.	287,887	502,858
	Spark New Zealand Ltd.	169,434	544,828
	Steel & Tube Holdings Ltd.	32,029	26,729
	Summerset Group Holdings Ltd.	101,569	684,702
*	Synlait Milk Ltd.	25,571	51,594

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Tourism Holdings Ltd.	45,253	$69,986
	TOWER Ltd.	80,898	31,787
	Turners Automotive Group Ltd.	21,827	50,600
	Vector Ltd.	21,306	62,359
*	Vista Group International Ltd.	32,932	37,958
	Warehouse Group Ltd.	33,171	67,904
TOTAL NEW ZEALAND			9,717,695
NORWAY — (0.7%)
	2020 Bulkers Ltd.	1,776	20,859
	ABG Sundal Collier Holding ASA	238,000	145,059
*	Adevinta ASA	13,817	105,069
	AF Gruppen ASA	7,537	134,265
*	Akastor ASA	63,364	57,741
#	Aker ASA, Class A	492	38,209
#	Aker BP ASA	9,909	344,302
#	Aker BP ASA	11,541	398,710
	Aker Solutions ASA	91,324	283,069
	American Shipping Co. ASA	18,446	75,844
*	ArcticZymes Technologies ASA	2,851	24,561
*	Asetek AS	4,587	8,784
	Atea ASA	33,779	412,450
	Austevoll Seafood ASA	32,829	404,414
#*	Axactor ASA	73,469	54,399
	B2Holding ASA	75,199	71,999
	Bakkafrost P/F	2,710	188,930
	Belships ASA	25,453	48,759
	Bonheur ASA	7,118	285,030
*	Borr Drilling Ltd.	6,454	24,783
	Borregaard ASA	33,760	606,017
	Bouvet ASA	13,340	88,710
*	BW Energy Ltd.	29,040	82,741
Ω	BW LPG Ltd.	35,590	292,750
	BW Offshore Ltd.	55,857	157,221
*	Carasent ASA	3,685	8,822
*Ω	Crayon Group Holding ASA	9,769	156,609
	DNB Bank ASA	62,118	1,225,325
	DNO ASA	251,133	361,338
Ω	Elkem ASA	67,231	275,470
Ω	Elmera Group ASA	15,980	35,103
Ω	Entra ASA	1,329	18,716
	Equinor ASA	141,818	5,460,544
Ω	Europris ASA	64,160	379,371
	FLEX LNG Ltd.	14,271	452,578
#*	Frontline Ltd.	34,372	327,403
*	Gaming Innovation Group, Inc.	18,285	31,071
	Gjensidige Forsikring ASA	5,341	111,711
	Golden Ocean Group Ltd.	27,203	300,351
	Grieg Seafood ASA	12,391	190,267
	Hafnia Ltd.	11,002	39,143
*	Hexagon Composites ASA	25,918	87,040
	Hunter Group ASA	70,446	25,659
Ω	Kid ASA	7,283	72,242
	Kitron ASA	5,600	12,102
Ω	Klaveness Combination Carriers ASA	3,146	20,463
*	Komplett Bank ASA	9,331	6,036
*	Kongsberg Automotive ASA	129,804	37,421
	Kongsberg Gruppen ASA	4,844	178,495
	Leroy Seafood Group ASA	30,593	240,330

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	LINK Mobility Group Holding ASA	11,829	$15,516
	Medistim ASA	868	26,595
*	Meltwater NV	13,744	17,858
	Mowi ASA	24,033	554,564
	MPC Container Ships ASA	85,975	209,676
Ω	Multiconsult ASA	1,407	19,356
*	Nekkar ASA	11,188	9,147
#*	NEL ASA	84,582	145,913
*	Nordic Semiconductor ASA	7,069	124,227
	Norsk Hydro ASA	179,350	1,215,138
*Ω	Norske Skog ASA	10,497	76,974
#*	Norway Royal Salmon ASA	3,074	79,125
*	Norwegian Energy Co. ASA	5,114	249,992
*	NRC Group ASA	6,688	13,408
*	Odfjell Drilling Ltd.	40,392	96,927
*	Odfjell Technology Ltd.	6,732	15,858
	OKEA ASA	4,498	18,923
Ω	Okeanis Eco Tankers Corp.	2,428	30,975
	Olav Thon Eiendomsselskap ASA	4,209	76,253
	Orkla ASA	54,760	472,703
*	Otello Corp. ASA	179	547
	Pareto Bank ASA	9,659	52,893
*	Pexip Holding ASA	8,642	13,397
#*	PGS ASA	184,624	127,017
*	PhotoCure ASA	1,570	16,559
	Protector Forsikring ASA	18,993	223,752
*	REC Silicon ASA	15,060	28,429
	Salmar ASA	1,103	79,006
	Sandnes Sparebank	1,120	10,326
*	SATS ASA	9,729	14,009
Ω	Scatec ASA	24,416	291,550
	Schibsted ASA, Class A	5,474	102,886
	Schibsted ASA, Class B	7,693	138,386
*	Self Storage Group ASA	9,805	29,335
	Selvaag Bolig ASA	14,564	61,855
*Ω	Shelf Drilling Ltd.	20,931	27,394
	SpareBank 1 Helgeland	832	10,265
	Sparebank 1 Oestlandet	6,883	85,039
	SpareBank 1 Sorost-Norge	5,889	32,567
	SpareBank 1 SR-Bank ASA	38,094	450,437
	Sparebanken More	4,750	35,868
	Stolt-Nielsen Ltd.	13,146	280,117
	Storebrand ASA	104,284	877,137
	Subsea 7 SA	61,075	550,443
	Telenor ASA	44,916	545,467
	TGS ASA	40,861	606,511
	TOMRA Systems ASA	33,378	781,366
	Treasure ASA	17,251	29,417
	Veidekke ASA	38,542	398,497
*	Volue ASA	2,696	6,861
	Wallenius Wilhelmsen ASA	55,587	372,638
	Wilh Wilhelmsen Holding ASA, Class A	5,538	137,935
Ω	XXL ASA	48,138	32,940
	Yara International ASA	20,382	868,627
TOTAL NORWAY			25,196,886
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	5,120	5,530
	Cementos Pacasmayo SAA, ADR	3,792	19,111

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
#	Cia de Minas Buenaventura SAA, ADR	1,300	$7,072
	Credicorp Ltd.	2,101	271,869
††	Fossal SAA, ADR	18	28
TOTAL PERU			303,610
PHILIPPINES — (0.2%)
	8990 Holdings, Inc.	177,800	29,998
	Aboitiz Equity Ventures, Inc.	177,420	183,598
	Aboitiz Power Corp.	87,300	51,740
	AC Energy Corp.	285,293	43,384
	AllHome Corp.	214,100	18,781
	Alliance Global Group, Inc.	1,505,100	270,177
*	Apex Mining Co., Inc.	1,093,000	29,368
*	Atlas Consolidated Mining & Development Corp.	152,800	12,594
	Ayala Corp.	12,195	137,345
	Ayala Land, Inc.	403,700	185,272
*	AyalaLand Logistics Holdings Corp.	457,000	25,740
	Bank of the Philippine Islands	239,806	404,768
	BDO Unibank, Inc.	304,233	660,400
*	Belle Corp.	1,052,000	22,901
*	Bloomberry Resorts Corp.	1,384,500	152,074
*	Cebu Air, Inc.	73,210	57,032
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	19,550
	Century Pacific Food, Inc.	312,700	133,279
	China Banking Corp.	339,992	166,841
*	Converge Information & Communications Technology Solutions, Inc.	187,300	64,713
	Cosco Capital, Inc.	809,000	63,095
	D&L Industries, Inc.	665,000	86,058
	DMCI Holdings, Inc.	1,428,200	246,293
	DoubleDragon Corp.	406,000	56,796
	Eagle Cement Corp.	82,700	19,517
	East West Banking Corp.	277,950	34,280
*	EEI Corp.	156,000	9,623
	Emperador, Inc.	330,100	113,021
	Filinvest Development Corp.	18,400	2,354
	Filinvest Land, Inc.	3,204,000	51,166
	First Gen Corp.	74,600	23,324
	First Philippine Holdings Corp.	115,830	135,530
	Ginebra San Miguel, Inc.	18,440	32,464
	Global Ferronickel Holdings, Inc.	452,574	18,722
*	Global-Estate Resorts, Inc.	897,000	13,826
	Globe Telecom, Inc.	4,565	170,803
	GT Capital Holdings, Inc.	26,928	221,661
	Holcim Philippines, Inc.	73,200	5,982
*	Integrated Micro-Electronics, Inc.	251,445	31,484
	International Container Terminal Services, Inc.	42,990	151,452
	JG Summit Holdings, Inc.	182,166	170,164
	Jollibee Foods Corp.	55,440	202,426
	LT Group, Inc.	545,100	87,076
	Manila Electric Co.	16,880	104,188
	Manila Water Co., Inc.	335,200	93,187
*	Max's Group, Inc.	48,700	4,101
*	Megawide Construction Corp.	298,100	23,787
	Megaworld Corp.	1,742,600	71,519
	Metro Pacific Investments Corp.	2,183,500	146,207
	Metropolitan Bank & Trust Co.	283,216	249,817
	Nickel Asia Corp.	1,306,480	129,837
*	Petron Corp.	1,056,700	55,021
*	Philcomsat Holdings Corp.	23,890	138

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philex Mining Corp.	319,400	$18,848
*	Philippine National Bank	152,272	49,462
*	Phoenix Petroleum Philippines, Inc.	107,200	18,958
*	Pilipinas Shell Petroleum Corp.	124,530	40,265
	PLDT, Inc., Sponsored ADR	839	25,699
	PLDT, Inc.	8,350	251,965
	Premium Leisure Corp.	2,062,000	15,355
	Puregold Price Club, Inc.	328,200	179,845
	Rizal Commercial Banking Corp.	104,115	37,561
	Robinsons Land Corp.	802,338	247,675
	Robinsons Retail Holdings, Inc.	94,480	95,041
	San Miguel Corp.	134,310	257,080
	San Miguel Food & Beverage, Inc.	60,520	48,271
	Security Bank Corp.	105,320	173,132
	Semirara Mining & Power Corp.	230,380	173,596
	Shakey's Pizza Asia Ventures, Inc.	84,300	10,928
	SM Investments Corp.	3,865	54,424
	SM Prime Holdings, Inc.	203,700	135,374
	Union Bank of the Philippines	55,714	81,626
	Universal Robina Corp.	157,810	317,796
	Vista Land & Lifescapes, Inc.	1,914,900	68,522
	Vistamalls, Inc.	88,000	5,311
	Wilcon Depot, Inc.	300,200	150,698
TOTAL PHILIPPINES			7,951,906
POLAND — (0.2%)
*	11 bit studios SA	90	9,351
*	Alior Bank SA	34,611	187,398
*Ω	Allegro.eu SA	3,384	18,405
	Alumetal SA	1,574	23,430
	Amica SA	3,151	48,048
*	AmRest Holdings SE	11,544	46,670
	Asseco Poland SA	11,611	180,921
	Auto Partner SA	12,524	32,850
	Bank Handlowy w Warszawie SA	6,622	84,061
*	Bank Millennium SA	166,877	133,292
*	Bank Ochrony Srodowiska SA	20,762	34,375
	Bank Polska Kasa Opieki SA	17,345	274,712
	Boryszew SA	29,053	31,100
	Budimex SA	3,676	200,796
*	CCC SA	3,718	35,045
	CD Projekt SA	3,031	59,605
	Ciech SA	16,074	137,588
	Cognor Holding SA	31,623	29,295
	ComArch SA	224	8,757
	Creepy Jar SA	71	9,434
	Cyfrowy Polsat SA	71,291	307,283
	Develia SA	98,398	51,252
*Ω	Dino Polska SA	2,811	219,791
	Dom Development SA	2,243	40,965
*	Enea SA	84,077	171,679
	Eurocash SA	34,593	85,632
	Fabryki Mebli Forte SA	3,906	24,507
*	Famur SA	76,765	52,879
*	Globe Trade Centre SA	30,781	42,899
*	Grupa Azoty SA	16,685	155,329
	Grupa Kety SA	2,789	331,353
	Grupa Lotos SA	31,026	543,231
	ING Bank Slaski SA	1,981	74,244

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Inter Cars SA	2,411	$213,701
*	Jastrzebska Spolka Weglowa SA	16,946	184,717
	Kernel Holding SA	23,478	131,714
	KGHM Polska Miedz SA	14,530	364,234
	KRUK SA	5,712	327,103
	LiveChat Software SA	3,677	78,787
	LPP SA	106	227,100
	Lubelski Wegiel Bogdanka SA	4,699	54,775
*	mBank SA	3,441	164,600
	Mirbud SA	9,481	6,675
	Mo-BRUK SA	592	35,494
	Neuca SA	492	81,792
	Orange Polska SA	102,086	132,473
*	PGE Polska Grupa Energetyczna SA	226,577	506,564
*	PKP Cargo SA	10,554	30,033
	PlayWay SA	126	8,544
*	Polimex-Mostostal SA	38,961	26,166
	Polski Koncern Naftowy Orlen SA	75,904	1,239,886
*	Polskie Gornictwo Naftowe i Gazownictwo SA	95,924	143,339
*	Powszechna Kasa Oszczednosci Bank Polski SA	18,853	106,698
	Powszechny Zaklad Ubezpieczen SA	23,877	156,414
	Santander Bank Polska SA	1,795	91,146
	Stalexport Autostrady SA	30,531	18,739
*	Tauron Polska Energia SA	443,270	312,866
	Tim SA	2,794	15,831
	VRG SA	37,269	31,770
	Warsaw Stock Exchange	7,044	53,728
*	Wawel SA	12	1,221
	Wirtualna Polska Holding SA	783	16,705
Ω	X-Trade Brokers Dom Maklerski SA	9,256	42,662
TOTAL POLAND			8,491,654
PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	174,418
	Banco Comercial Portugues SA, Class R	1,495,316	221,888
	Corticeira Amorim SGPS SA	1,372	14,600
	CTT-Correios de Portugal SA	40,367	138,052
	EDP - Energias de Portugal SA	135,196	683,943
#	EDP Renovaveis SA	28,320	736,583
	Galp Energia SGPS SA	145,734	1,538,307
*	Greenvolt-Energias Renovaveis SA	7,124	64,340
	Ibersol SGPS SA	5,904	35,652
	Jeronimo Martins SGPS SA	35,737	827,202
#	Mota-Engil SGPS SA	35,247	44,277
	Navigator Co. SA	82,228	339,349
#	NOS SGPS SA	121,646	459,514
#*	Pharol SGPS SA	119,544	9,191
	REN - Redes Energeticas Nacionais SGPS SA	100,326	283,640
	Sonae SGPS SA	401,337	456,630
TOTAL PORTUGAL			6,027,586
QATAR — (0.3%)
	Aamal Co.	664,922	213,334
	Al Khaleej Takaful Group QSC	44,416	40,029
	Al Meera Consumer Goods Co. QSC	27,177	133,404
*	Alijarah Holding Co. QPSC	86,003	21,004
	Baladna	337,030	161,376
	Barwa Real Estate Co.	664,281	658,501

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Commercial Bank PSQC	111,234	$224,110
*	Dlala Brokerage & Investments Holding Co. QSC	28,919	12,292
	Doha Bank QPSC	521,103	358,949
	Doha Insurance Co. QSC	92,281	55,550
*	Gulf International Services QSC	317,292	174,634
	Gulf Warehousing Co.	106,906	128,864
	Industries Qatar QSC	72,411	340,926
*	Investment Holding Group	122,263	65,586
	Mannai Corp. QSC	76,812	205,845
	Masraf Al Rayan QSC	238,445	288,657
*	Mazaya Real Estate Development QPSC	193,314	44,501
	Medicare Group	37,835	71,457
	Mesaieed Petrochemical Holding Co.	382,998	287,988
	Ooredoo QPSC	238,943	612,970
	Qatar Aluminum Manufacturing Co.	519,316	244,645
	Qatar Electricity & Water Co. QSC	54,422	277,119
*	Qatar First Bank	215,824	68,842
	Qatar Fuel QSC	96,366	472,695
	Qatar Gas Transport Co. Ltd.	782,032	880,704
	Qatar Industrial Manufacturing Co. QSC	43,068	43,885
	Qatar Insurance Co. SAQ	190,828	123,398
	Qatar International Islamic Bank QSC	96,423	314,520
	Qatar Islamic Bank SAQ	64,932	459,369
	Qatar Islamic Insurance Group	22,820	52,642
	Qatar National Bank QPSC	230,641	1,277,508
	Qatar National Cement Co. QSC	99,220	132,891
	Qatar Navigation QSC	186,066	545,268
*	Salam International Investment Ltd. QSC	389,044	92,476
	United Development Co. QSC	728,383	304,634
	Vodafone Qatar QSC	732,352	336,099
*	Widam Food Co.	34,820	27,005
TOTAL QATAR			9,753,677
RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	52,815	0
*††	Gazprom PJSC,Sponsored ADR	161,061	0
*††	Globaltrans Investment PLC,GDR	20,741	0
*††	Lukoil PJSC,Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC,ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC,GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC,GDR	21,074	0
*††	Polyus PJSC,GDR	2,588	0
*††	QIWI PLC, Sponsored ADR	2,506	0
*††	Ros Agro PLC,GDR	4,872	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC,Sponsored ADR	13,665	0
*††	RusHydro PJSC,ADR	194,709	0
*††	Sberbank of Russia PJSC,Sponsored ADR	65,441	0
*††	Severstal PAO,GDR	20,792	0
*††	Tatneft PJSC,Sponsored ADR	18,789	0
*††	VK Co. Ltd.,GDR	9,538	0
*††	VTB Bank PJSC,GDR	330,257	0
*††	X5 Retail Group NV,GDR	17,245	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	2,301	$6,523
	Abdullah Al Othaim Markets Co.	10,556	328,324
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	8,213
	Advanced Petrochemical Co.	27,486	360,462
*	Al Alamiya for Cooperative Insurance Co.	3,174	16,173
	Al Babtain Power & Telecommunication Co.	9,527	59,782
*	Al Etihad Cooperative Insurance Co.	6,971	26,081
*	Al Gassim Investment Holding Co.	1,726	9,438
	Al Hammadi Co. for Development & Investment	11,852	135,312
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	15,458
*	Al Jouf Agricultural Development Co.	1,033	13,281
*	Al Jouf Cement Co.	38,846	108,508
*	Al Kathiri Holding Co.	590	7,364
*	Al Khaleej Training & Education Co.	12,560	52,115
	Al Moammar Information Systems Co.	2,731	68,081
	Al Rajhi Bank	109,472	2,637,741
*	Al Rajhi Co. for Co-operative Insurance	4,887	99,759
*	Al Sagr Cooperative Insurance Co.	4,930	12,850
	Al Yamamah Steel Industries Co.	5,821	56,274
*	AlAbdullatif Industrial Investment Co.	16,986	87,682
	Alandalus Property Co.	7,628	33,089
	Alaseel Co.	3,451	32,522
	Aldrees Petroleum & Transport Services Co.	10,265	198,031
	Alinma Bank	145,602	1,485,471
*	AlJazira Takaful Ta'awuni Co.	10,697	46,158
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,968	47,210
	Almarai Co. JSC	24,478	341,437
	Alujain Corp.	7,147	120,174
	Arab National Bank	56,365	466,166
	Arabian Cement Co.	20,253	206,624
*	Arabian Shield Cooperative Insurance Co.	15,425	70,525
	Arriyadh Development Co.	14,533	89,507
	Astra Industrial Group	19,390	227,486
	Ataa Educational Co.	2,899	44,505
	Baazeem Trading Co.	749	13,341
*	Bank AlBilad	105,078	1,391,722
	Bank Al-Jazira	114,358	805,771
	Banque Saudi Fransi	41,339	566,673
*	Basic Chemical Industries Ltd.	3,936	41,323
	Bawan Co.	13,739	129,047
	Bupa Arabia for Cooperative Insurance Co.	9,927	426,280
*	Buruj Cooperative Insurance Co.	4,569	23,431
*	Chubb Arabia Cooperative Insurance Co.	2,880	14,162
	City Cement Co.	27,332	168,654
*	Co. for Cooperative Insurance	11,806	197,956
	Dallah Healthcare Co.	5,864	193,000
*	Dar Al Arkan Real Estate Development Co.	272,987	921,987
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	152,311
*	Dur Hospitality Co.	12,904	80,870
	Eastern Province Cement Co.	17,399	203,686
	Electrical Industries Co.	8,872	58,295
*	Emaar Economic City	140,611	381,157
	Etihad Etisalat Co.	121,849	1,230,324
*	Fawaz Abdulaziz Al Hokair & Co.	9,280	44,908
	Fitaihi Holding Group	5,315	46,412
*	Gulf General Cooperative Insurance Co.	8,457	20,013
	Gulf Insurance Group	5,510	36,238
	Hail Cement Co.	19,115	68,340
	Halwani Brothers Co.	3,363	62,292

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Herfy Food Services Co.	8,064	$96,007
	Jarir Marketing Co.	9,484	413,235
*	Jazan Energy & Development Co.	15,465	66,744
	L'Azurde Co. for Jewelry	8,596	34,623
	Leejam Sports Co. JSC	6,450	193,844
	Maharah Human Resources Co.	3,770	64,961
*	Malath Cooperative Insurance Co.	3,784	15,498
*	Mediterranean & Gulf Insurance & Reinsurance Co.	12,640	38,293
*	Methanol Chemicals Co.	14,860	147,571
*	Middle East Healthcare Co.	5,516	51,418
	Middle East Paper Co.	12,182	205,104
*	Middle East Specialized Cables Co.	5,082	18,092
*	Mobile Telecommunications Co. Saudi Arabia	190,232	597,891
	Mouwasat Medical Services Co.	5,746	378,340
	Najran Cement Co.	45,836	184,475
*	Nama Chemicals Co.	4,594	52,722
*	National Agriculture Development Co.	17,828	144,432
	National Co. for Glass Industries	7,092	68,067
	National Co. for Learning & Education	1,295	19,956
	National Gas & Industrialization Co.	7,898	92,171
	National Gypsum	1,778	12,677
*	National Industrialization Co.	116,236	515,642
	National Medical Care Co.	6,637	103,906
	Northern Region Cement Co.	48,534	152,393
	Qassim Cement Co.	12,442	260,712
*	Rabigh Refining & Petrochemical Co.	61,900	307,512
	Riyad Bank	115,000	1,119,806
	SABIC Agri-Nutrients Co.	11,848	422,806
	Sahara International Petrochemical Co.	109,370	1,395,888
*	Salama Cooperative Insurance Co.	3,107	10,287
*	Saudi Arabian Cooperative Insurance Co.	4,670	20,029
*	Saudi Arabian Mining Co.	57,690	877,230
	Saudi Automotive Services Co.	10,217	97,036
	Saudi Basic Industries Corp.	38,584	1,028,006
	Saudi British Bank	77,212	869,230
	Saudi Cement Co.	23,641	338,660
	Saudi Ceramic Co.	11,576	112,507
	Saudi Chemical Co. Holding	23,865	188,998
*	Saudi Co. For Hardware CJSC	6,054	56,958
	Saudi Electricity Co.	37,749	249,817
*	Saudi Ground Services Co.	3,512	26,341
	Saudi Industrial Investment Group	88,366	659,682
	Saudi Industrial Services Co.	14,458	79,087
	Saudi Investment Bank	92,062	516,056
*	Saudi Kayan Petrochemical Co.	240,200	976,331
*	Saudi Marketing Co.	6,069	34,514
	Saudi National Bank	155,577	2,920,451
*	Saudi Paper Manufacturing Co.	892	10,852
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	51,514
*	Saudi Printing & Packaging Co.	11,187	48,591
*	Saudi Public Transport Co.	13,524	59,292
*	Saudi Real Estate Co.	27,748	100,719
*	Saudi Reinsurance Co.	16,594	72,133
*	Saudi Research & Media Group	9,079	469,594
	Saudi Telecom Co.	33,382	897,595
	Saudia Dairy & Foodstuff Co.	4,192	174,341
	Savola Group	69,033	614,091
*	Seera Group Holding	71,283	315,222
*	Sinad Holding Co.	35,189	141,035

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Southern Province Cement Co.	18,767	$293,418
	Tabuk Cement Co.	25,254	103,926
*	Takween Advanced Industries Co.	13,528	43,264
	Umm Al-Qura Cement Co.	12,979	78,773
	United Electronics Co.	9,049	287,019
	United International Transportation Co.	14,529	187,116
*	Walaa Cooperative Insurance Co.	11,939	44,130
*	Yamama Cement Co.	34,971	274,651
	Yanbu Cement Co.	27,200	268,600
	Yanbu National Petrochemical Co.	58,446	777,111
*	Zamil Industrial Investment Co.	13,779	70,781
TOTAL SAUDI ARABIA			36,416,293
SINGAPORE — (0.6%)
	AEM Holdings Ltd.	74,800	236,899
	Ascendas India Trust	157,100	132,182
#*††	AssetCo PLC	408,200	0
*	Avarga Ltd.	120,400	20,475
*	Banyan Tree Holdings Ltd.	83,400	17,248
*	Best World International Ltd.	19,800	19,493
	Boustead Singapore Ltd.	164,600	109,672
	BRC Asia Ltd.	18,700	22,678
	Bukit Sembawang Estates Ltd.	36,100	130,654
	Capitaland Investment Ltd.	16,000	45,525
	CDL Hospitality Trusts	8,363	8,006
	Centurion Corp. Ltd.	89,000	24,484
	China Aviation Oil Singapore Corp. Ltd.	87,000	54,170
	China Sunsine Chemical Holdings Ltd.	380,200	119,564
	Chip Eng Seng Corp. Ltd.	150,600	69,805
	City Developments Ltd.	52,600	295,519
	Civmec Ltd.	80,600	35,078
	ComfortDelGro Corp. Ltd.	481,300	495,185
*	COSCO Shipping International Singapore Co. Ltd.	341,500	48,813
	CSE Global Ltd.	110,200	36,696
#	Dairy Farm International Holdings Ltd.	64,500	180,878
	DBS Group Holdings Ltd.	126,277	2,881,432
	Del Monte Pacific Ltd.	160,100	41,174
	Delfi Ltd.	102,000	53,973
#††	Ezion Holdings Ltd.	794,350	4,658
#*††	Ezra Holdings Ltd.	513,230	765
	Far East Orchard Ltd.	66,719	52,745
	First Resources Ltd.	199,600	199,837
	Food Empire Holdings Ltd.	122,200	46,069
	Fraser & Neave Ltd.	72,400	68,153
	Frasers Property Ltd.	112,900	85,944
	Frencken Group Ltd.	105,200	93,396
	Fu Yu Corp. Ltd.	241,400	46,381
*	Gallant Venture Ltd.	211,200	19,751
	Genting Singapore Ltd.	600,000	350,423
	Geo Energy Resources Ltd.	295,000	91,103
	Golden Agri-Resources Ltd.	2,347,900	442,085
*	Golden Energy & Resources Ltd.	140,700	55,105
	Great Eastern Holdings Ltd.	7,500	105,519
	GuocoLand Ltd.	109,100	126,545
*	Halcyon Agri Corp. Ltd.	103,800	15,810
	Haw Par Corp. Ltd.	39,400	314,070
	Ho Bee Land Ltd.	90,300	182,532
#	Hong Fok Corp. Ltd.	181,500	125,018
	Hong Leong Asia Ltd.	126,800	67,963

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Finance Ltd.	61,400	$107,552
	Hongkong Land Holdings Ltd.	113,500	589,980
	Hour Glass Ltd.	61,300	98,696
	HRnetgroup Ltd.	17,900	10,117
	Hutchison Port Holdings Trust	2,014,100	474,298
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	43,200	132,029
	Indofood Agri Resources Ltd.	263,400	61,149
	InnoTek Ltd.	36,400	11,205
	Japfa Ltd.	315,700	133,652
	Jardine Cycle & Carriage Ltd.	29,333	595,376
	Keppel Corp. Ltd.	174,500	871,834
	Keppel Infrastructure Trust	822,451	349,102
	KSH Holdings Ltd.	61,200	15,514
*	Mandarin Oriental International Ltd.	12,600	24,990
	Metro Holdings Ltd.	220,500	115,758
	Nanofilm Technologies International Ltd.	67,900	99,072
	NetLink NBN Trust	303,400	210,963
	NSL Ltd.	15,200	9,299
	Olam Group Ltd.	193,545	227,952
	OUE Ltd.	126,500	120,021
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,525,539
	Oxley Holdings Ltd.	401,837	52,109
	Pacific Century Regional Developments Ltd.	64,700	18,994
	Pan-United Corp. Ltd.	70,025	22,874
	Propnex Ltd.	18,400	21,986
	PSC Corp. Ltd.	81,500	21,544
	Q&M Dental Group Singapore Ltd.	52,200	17,035
	QAF Ltd.	107,100	65,899
*	Raffles Education Corp. Ltd.	210,860	9,941
	Raffles Medical Group Ltd.	250,510	208,664
*	RH PetroGas Ltd.	84,200	13,857
*	SATS Ltd.	27,500	79,278
	SBS Transit Ltd.	21,100	43,211
	Sembcorp Industries Ltd.	257,896	544,130
*	Sembcorp Marine Ltd.	4,961,200	391,879
	Sheng Siong Group Ltd.	243,300	281,829
*	SIA Engineering Co. Ltd.	19,600	34,398
	SIIC Environment Holdings Ltd.	402,300	59,689
	Silverlake Axis Ltd.	90,200	26,220
	Sinarmas Land Ltd.	396,100	55,657
	Sing Holdings Ltd.	63,900	17,639
*	Singapore Airlines Ltd.	163,150	645,446
	Singapore Exchange Ltd.	97,900	701,805
	Singapore Land Group Ltd.	40,200	72,127
	Singapore Post Ltd.	371,300	170,992
	Singapore Technologies Engineering Ltd.	145,600	424,535
	Singapore Telecommunications Ltd.	84,500	159,422
	Stamford Land Corp. Ltd.	113,900	31,751
	StarHub Ltd.	194,500	176,112
	Straits Trading Co. Ltd.	43,800	93,253
*††	Swiber Holdings Ltd.	29,250	432
	Tai Sin Electric Ltd.	50,690	14,288
	Thomson Medical Group Ltd.	518,900	30,085
	Tuan Sing Holdings Ltd.	264,473	72,971
	UMS Holdings Ltd.	148,100	126,917
	United Overseas Bank Ltd.	82,616	1,648,299
	UOB-Kay Hian Holdings Ltd.	53,774	55,742
	UOL Group Ltd.	107,100	578,648

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Valuetronics Holdings Ltd.	195,980	$77,433
	Venture Corp. Ltd.	58,600	746,577
	Vicom Ltd.	51,600	77,004
	Wilmar International Ltd.	265,500	773,642
	Wing Tai Holdings Ltd.	158,700	194,217
*	Yangzijiang Financial Holding Pte. Ltd.	633,000	181,001
	Yangzijiang Shipbuilding Holdings Ltd.	633,000	426,772
TOTAL SINGAPORE			22,823,877
SOUTH AFRICA — (1.4%)
	Absa Group Ltd.	184,731	1,893,029
	Adcock Ingram Holdings Ltd.	30,156	92,827
	Advtech Ltd.	244,725	242,614
	AECI Ltd.	71,115	389,595
	African Rainbow Minerals Ltd.	49,083	691,804
	Afrimat Ltd.	25,483	79,064
	Alexander Forbes Group Holdings Ltd.	263,087	76,689
	Altron Ltd., Class A	58,468	28,926
	Alviva Holdings Ltd.	68,147	93,841
	Anglo American Platinum Ltd.	4,000	306,842
#	AngloGold Ashanti Ltd., Sponsored ADR	89,813	1,321,149
*	ArcelorMittal South Africa Ltd.	63,896	25,154
	Aspen Pharmacare Holdings Ltd.	108,021	946,721
	Astral Foods Ltd.	17,948	216,216
	AVI Ltd.	115,961	483,830
	Barloworld Ltd.	115,762	638,774
	Bid Corp. Ltd.	14,220	262,314
	Bidvest Group Ltd.	112,897	1,453,598
*	Blue Label Telecoms Ltd.	219,486	93,697
*	Brait PLC	301,387	76,200
	Capitec Bank Holdings Ltd.	3,941	473,613
	Cashbuild Ltd.	11,572	175,671
	Clicks Group Ltd.	58,060	980,463
	Coronation Fund Managers Ltd.	70,488	144,269
	Curro Holdings Ltd.	52,980	34,238
	DataTec Ltd.	128,289	339,391
Ω	Dis-Chem Pharmacies Ltd.	70,599	140,547
*	Discovery Ltd.	96,065	742,346
*	Distell Group Holdings Ltd.	20,079	205,473
	DRDGOLD Ltd.	67,337	41,843
	Exxaro Resources Ltd.	78,422	953,237
	Famous Brands Ltd.	9,277	35,510
	FirstRand Ltd.	374,173	1,480,143
	Foschini Group Ltd.	39,375	288,428
#	Gold Fields Ltd., Sponsored ADR	243,638	2,241,470
	Grindrod Ltd.	176,161	93,752
	Grindrod Shipping Holdings Ltd.	4,404	79,148
	Harmony Gold Mining Co. Ltd.	107,803	344,368
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	341,130
	Hudaco Industries Ltd.	13,071	117,563
	Impala Platinum Holdings Ltd.	194,402	2,155,435
	Investec Ltd.	85,923	459,095
	Italtile Ltd.	83,239	70,343
	JSE Ltd.	25,308	166,510
	KAP Industrial Holdings Ltd.	730,619	190,107
	Kumba Iron Ore Ltd.	4,895	145,874
	Lewis Group Ltd.	34,490	107,506
	Libstar Holdings Ltd.	58,909	19,055
	Life Healthcare Group Holdings Ltd.	595,628	705,683

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Massmart Holdings Ltd.	40,053	$89,569
	Merafe Resources Ltd.	42,465	3,659
	Metair Investments Ltd.	86,596	140,815
	MiX Telematics Ltd.	4,997	1,466
	MiX Telematics Ltd., Sponsored ADR	5,899	46,189
	Momentum Metropolitan Holdings	459,285	405,596
	Motus Holdings Ltd.	73,334	495,082
	Mpact Ltd.	66,696	124,030
	Mr Price Group Ltd.	56,056	610,340
	MTN Group Ltd.	382,671	3,211,675
	MultiChoice Group	102,597	735,293
*	Murray & Roberts Holdings Ltd.	143,603	91,132
	Naspers Ltd., Class N	1,877	265,195
	Nedbank Group Ltd.	113,783	1,487,343
	NEPI Rockcastle PLC	73,357	404,654
	Netcare Ltd.	437,786	401,252
	Ninety One Ltd.	34,621	84,545
*	Northam Platinum Holdings Ltd.	103,329	1,096,417
	Oceana Group Ltd.	34,784	102,388
	Old Mutual Ltd.	1,379,541	943,873
	Omnia Holdings Ltd.	56,465	217,017
Ω	Pepkor Holdings Ltd.	333,472	405,706
	Pick n Pay Stores Ltd.	160,555	532,910
*	PPC Ltd.	589,412	101,285
#	PSG Konsult Ltd.	120,226	86,012
	Raubex Group Ltd.	66,994	148,505
	Reunert Ltd.	115,130	284,246
	RFG Holdings Ltd.	59,205	41,248
	Royal Bafokeng Platinum Ltd.	42,113	378,604
	Sanlam Ltd.	243,800	800,679
	Santam Ltd.	10,678	157,221
*	Sappi Ltd.	230,248	762,491
*	Sasol Ltd.	65,150	1,368,591
#*	Sasol Ltd., Sponsored ADR	42,458	893,316
	Shoprite Holdings Ltd.	113,737	1,538,861
	Sibanye Stillwater Ltd.	948,295	2,329,523
#	Sibanye Stillwater Ltd., ADR	14,926	148,369
	SPAR Group Ltd.	38,607	312,746
	Spur Corp. Ltd.	22,560	29,583
	Standard Bank Group Ltd.	186,425	1,796,047
*	Steinhoff International Holdings NV	237,520	36,790
*	Sun International Ltd.	112,230	187,782
	Super Group Ltd.	234,624	396,097
*	Telkom SA SOC Ltd.	129,841	340,189
	Thungela Resources Ltd.	7,559	132,971
	Tiger Brands Ltd.	47,507	470,498
	Transaction Capital Ltd.	40,546	93,040
*	Trencor Ltd.	86,382	27,930
	Truworths International Ltd.	94,666	292,196
*	Tsogo Sun Gaming Ltd.	191,790	124,968
	Vodacom Group Ltd.	66,455	552,148
	Wilson Bayly Holmes-Ovcon Ltd.	29,110	158,283
	Woolworths Holdings Ltd.	270,001	861,163
TOTAL SOUTH AFRICA			49,432,623
SOUTH KOREA — (4.0%)
	ABco Electronics Co. Ltd.	2,040	17,914
	ABOV Semiconductor Co. Ltd.	2,891	23,401
*	Abpro Bio Co. Ltd.	15,343	9,901

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Actoz Soft Co. Ltd.	2,277	$16,561
	ADTechnology Co. Ltd.	1,392	15,666
	Advanced Nano Products Co. Ltd.	425	27,375
	Advanced Process Systems Corp.	2,951	41,286
	Aekyung Chemical Co. Ltd.	6,607	42,644
	Aekyung Industrial Co. Ltd.	1,084	12,439
*	AeroSpace Technology of Korea, Inc.	2,140	9,314
	AfreecaTV Co. Ltd.	2,466	166,047
*	Agabang&Company	14,748	35,316
	Ahn-Gook Pharmaceutical Co. Ltd.	1,612	10,646
	Ahnlab, Inc.	390	26,743
	AJ Networks Co. Ltd.	6,852	42,379
*	Ajin Industrial Co. Ltd.	8,820	20,023
	AK Holdings, Inc.	1,125	14,188
*	Alteogen, Inc.	439	22,137
*	ALUKO Co. Ltd.	14,094	33,976
*	Amicogen, Inc.	966	17,917
	Amorepacific Corp.	1,028	102,306
	Amorepacific Group	7,868	223,895
*	Amotech Co. Ltd.	1,253	25,952
*	Anam Electronics Co. Ltd.	20,095	40,681
*	Ananti, Inc.	8,916	48,705
*	Anterogen Co. Ltd.	1,096	17,873
*	Apact Co. Ltd.	3,082	12,946
*	Aprogen Medicines, Inc.	16,191	19,028
*	Aprogen pharmaceuticals, Inc.	89,910	46,607
	APS Holdings Corp.	3,835	28,677
	APTC Co. Ltd.	3,171	40,612
*	Aroot Co. Ltd.	38,995	16,480
	Asia Cement Co. Ltd.	6,180	55,877
	ASIA Holdings Co. Ltd.	484	46,333
	Asia Paper Manufacturing Co. Ltd.	2,509	70,215
	Atec Co. Ltd.	945	9,059
	Atinum Investment Co. Ltd.	14,759	39,310
	AUK Corp.	11,347	21,212
	Aurora World Corp.	2,350	15,358
	Austem Co. Ltd.	10,996	17,030
	Autech Corp.	2,978	18,114
	Avaco Co. Ltd.	3,317	28,062
	Baiksan Co. Ltd.	2,131	16,965
*	Barunson Entertainment & Arts Corp.	16,881	14,812
	BGF Co. Ltd.	10,500	34,123
	BGF retail Co. Ltd.	1,819	253,410
	BH Co. Ltd.	7,554	172,313
*	Binex Co. Ltd.	1,677	18,591
	Binggrae Co. Ltd.	1,628	60,057
*	Bioneer Corp.	4,506	112,230
*	BioSmart Co. Ltd.	1,337	4,559
	BIT Computer Co. Ltd.	2,975	16,756
	Bixolon Co. Ltd.	3,329	16,094
*	BL Pharmtech Corp.	20,797	15,049
	Bluecom Co. Ltd.	5,249	39,778
	BNK Financial Group, Inc.	78,969	413,207
	Boditech Med, Inc.	4,479	43,884
*	Bohae Brewery Co. Ltd.	20,645	12,175
	BoKwang Industry Co. Ltd.	3,439	17,135
	Boryung	8,087	69,927
*	Bosung Power Technology Co. Ltd.	7,124	30,267
	Bukwang Pharmaceutical Co. Ltd.	1,997	14,466

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Bumyang Construction Co. Ltd.	4,584	$15,810
	BYC Co. Ltd.	49	16,031
	Byucksan Corp.	18,048	38,426
	C&G Hi Tech Co. Ltd.	1,149	10,625
*	Cafe24 Corp.	1,137	11,421
*	Capro Corp.	8,690	19,837
	Caregen Co. Ltd.	131	14,331
*	Carelabs Co. Ltd.	1,836	9,538
	Cell Biotech Co. Ltd.	1,257	13,386
	Celltrion Healthcare Co. Ltd.	1,466	81,865
*	Celltrion Pharm, Inc.	823	53,744
	Celltrion, Inc.	7,927	1,160,556
*	Central Motek Co. Ltd.	1,495	23,617
*	Chabiotech Co. Ltd.	2,751	34,620
	Changhae Ethanol Co. Ltd.	1,942	18,944
*	Charm Engineering Co. Ltd.	3,643	2,356
	Cheil Worldwide, Inc.	16,146	283,522
	Chemtronics Co. Ltd.	3,086	51,305
*	Chemtros Co. Ltd.	2,557	15,701
*	ChinHung International, Inc.	9,970	13,298
	Chinyang Holdings Corp.	4,663	12,898
*	Choil Aluminum Co. Ltd.	12,350	20,854
	Chong Kun Dang Pharmaceutical Corp.	1,082	75,098
	Chongkundang Holdings Corp.	933	42,992
	Choong Ang Vaccine Laboratory	1,593	15,664
*	Chorokbaem Healthcare Co. Ltd.	9,586	6,776
*	Chorokbaem Media Co. Ltd.	1,211	15,198
	Chosun Refractories Co. Ltd.	607	36,259
	Chunbo Co. Ltd.	147	26,823
	CJ CheilJedang Corp.	2,900	874,101
	CJ Corp.	7,712	473,891
	CJ ENM Co. Ltd.	3,540	277,677
	CJ Freshway Corp.	1,953	55,597
*	CJ Logistics Corp.	2,627	235,766
*	CJ Seafood Corp.	3,844	9,767
	CKD Bio Corp.	1,097	25,469
	Classys, Inc.	4,375	54,119
	CLIO Cosmetics Co. Ltd.	1,113	12,249
*	CMG Pharmaceutical Co. Ltd.	5,872	12,359
*	CoAsia Corp.	2,042	11,088
*	Com2uS Holdings Corp.	572	24,024
	Com2uSCorp	2,362	140,239
*	Comtec Systems Co. Ltd.	43,650	27,282
*	ContentreeJoongAng Corp.	611	16,623
*	Coreana Cosmetics Co. Ltd.	5,061	11,775
	Cosmax BTI, Inc.	1,192	8,681
*	COSMAX NBT, Inc.	2,021	7,848
	Cosmax, Inc.	2,904	154,913
*	Cosmecca Korea Co. Ltd.	1,559	11,861
*	CosmoAM&T Co. Ltd.	1,595	66,098
*	Cosmochemical Co. Ltd.	2,264	29,585
	Coway Co. Ltd.	11,250	554,978
	Coweaver Co. Ltd.	2,448	13,732
	Creas F&C Co. Ltd.	345	9,466
	Creverse, Inc.	1,783	33,774
	Crown Confectionery Co. Ltd.	2,751	18,456
	CROWNHAITAI Holdings Co. Ltd.	3,919	21,763
*	CrystalGenomics, Inc.	5,410	17,506
	CS Wind Corp.	906	38,897

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CTC BIO, Inc.	2,718	$17,222
	CTK Co. Ltd.	2,527	14,837
	Cuckoo Holdings Co. Ltd.	1,645	21,887
	Cuckoo Homesys Co. Ltd.	2,558	62,137
*	Curo Co. Ltd.	9,884	3,088
	Cymechs, Inc.	1,110	12,664
*	D&C Media Co. Ltd.	822	14,459
	D.I Corp.	8,697	43,534
*	DA Technology Co. Ltd.	4,408	13,650
	Dae Han Flour Mills Co. Ltd.	427	46,939
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	9,182
	Dae Hyun Co. Ltd.	8,440	14,208
*	Dae Won Chemical Co. Ltd.	8,405	20,032
	Dae Won Kang Up Co. Ltd.	14,591	35,618
*	Dae Young Packaging Co. Ltd.	10,476	14,151
*	Daea TI Co. Ltd.	7,559	21,094
	Daebongls Co. Ltd.	2,132	14,153
	Daechang Co. Ltd.	20,114	23,281
	Daedong Corp.	8,532	84,993
	Daeduck Electronics Co. Ltd.	7,017	154,440
	Daehan New Pharm Co. Ltd.	3,512	28,926
	Daehan Steel Co. Ltd.	6,129	74,530
*	Dae-Il Corp.	7,233	25,476
	Daejoo Electronic Materials Co. Ltd.	743	42,914
	Daejung Chemicals & Metals Co. Ltd.	699	9,916
	Daekyo Co. Ltd.	7,575	18,006
	Daelim B&Co Co. Ltd.	2,743	10,816
*	Daemyung Sonoseason Co. Ltd.	12,905	8,952
	Daesang Corp.	7,766	130,438
	Daesang Holdings Co. Ltd.	8,332	53,174
	Daesung Holdings Co. Ltd.	467	29,481
*	Daesung Industrial Co. Ltd.	7,052	28,128
*	Daewon Media Co. Ltd.	1,500	16,546
	Daewon Pharmaceutical Co. Ltd.	3,710	50,803
	Daewon San Up Co. Ltd.	5,358	22,025
*	Daewoo Engineering & Construction Co. Ltd.	60,935	246,860
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,675	71,759
	Daewoong Co. Ltd.	2,635	57,352
	Daewoong Pharmaceutical Co. Ltd.	320	45,280
	Daihan Pharmaceutical Co. Ltd.	2,113	44,628
	Daishin Securities Co. Ltd.	13,391	159,651
*	Daiyang Metal Co. Ltd.	5,644	16,033
*	Danal Co. Ltd.	5,161	29,731
*	Danawa Co. Ltd.	1,195	16,966
	Daou Data Corp.	5,188	46,077
	Daou Technology, Inc.	9,243	134,128
*	Dasan Networks, Inc.	8,158	36,505
	Dawonsys Co. Ltd.	2,220	40,270
*	Dayou Automotive Seat Technology Co. Ltd.	22,456	14,903
*	Dayou Plus Co. Ltd.	39,586	28,975
	DB Financial Investment Co. Ltd.	14,665	58,597
#	DB HiTek Co. Ltd.	10,837	377,299
	DB Insurance Co. Ltd.	24,548	1,142,469
*	DB, Inc.	62,309	39,886
	DCM Corp.	786	12,340
	Dentium Co. Ltd.	1,517	100,108
	Deutsch Motors, Inc.	7,502	50,591
*	Development Advance Solution Co. Ltd.	4,645	19,316
	Device ENG Co. Ltd.	1,487	21,561

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Devsisters Co. Ltd.	536	$20,364
	DGB Financial Group, Inc.	68,258	406,468
	DI Dong Il Corp.	6,760	95,164
	Digital Chosun Co. Ltd.	7,564	13,405
	Digital Daesung Co. Ltd.	6,676	36,754
*	DIO Corp.	1,153	24,335
	Display Tech Co. Ltd.	3,673	17,677
	DL Construction Co. Ltd.	1,716	28,071
	DL E&C Co. Ltd.	11,126	348,263
	DL Holdings Co. Ltd.	4,437	222,356
*††	DMOA Co. Ltd.	21,844	2,762
	DMS Co. Ltd.	5,594	23,157
	DN Automotive Corp.	1,827	80,727
	DNF Co. Ltd.	1,532	18,419
	Dohwa Engineering Co. Ltd.	2,214	15,211
	Dong A Eltek Co. Ltd.	3,336	18,763
	Dong Ah Tire & Rubber Co. Ltd.	1,575	14,503
	Dong-A Hwasung Co. Ltd.	4,330	30,116
	Dong-A Socio Holdings Co. Ltd.	821	63,214
	Dong-A ST Co. Ltd.	1,625	77,158
	Dong-Ah Geological Engineering Co. Ltd.	4,456	58,697
*	Dongbang Transport Logistics Co. Ltd.	18,539	41,141
	Dongbu Corp.	2,681	22,334
	Dongil Industries Co. Ltd.	605	83,909
	Dongjin Semichem Co. Ltd.	11,185	307,330
	DongKook Pharmaceutical Co. Ltd.	5,555	82,424
	Dongkuk Industries Co. Ltd.	8,871	20,523
	Dongkuk Steel Mill Co. Ltd.	27,545	282,505
	Dongkuk Structures & Construction Co. Ltd.	3,477	18,684
	Dongsuh Cos., Inc.	3,025	58,988
	Dongsung Chemical Co. Ltd.	10,932	36,987
	Dongsung Finetec Co. Ltd.	4,233	37,611
*	Dongwha Enterprise Co. Ltd.	623	31,734
	Dongwha Pharm Co. Ltd.	5,010	40,802
	Dongwon Development Co. Ltd.	24,409	77,939
	Dongwon F&B Co. Ltd.	498	58,332
#	Dongwon Industries Co. Ltd.	849	146,785
	Dongwon Systems Corp.	676	28,371
	Dongyang E&P, Inc.	2,542	28,767
*	Dongyang Steel Pipe Co. Ltd.	20,607	17,174
	Doosan Bobcat, Inc.	13,506	324,410
	Doosan Co. Ltd.	3,050	164,846
*	Doosan Enerbility	7,707	111,813
*	Doosan Fuel Cell Co. Ltd.	1,451	36,947
	Doosan Tesna, Inc.	2,417	57,831
	DoubleUGames Co. Ltd.	3,082	100,547
	Douzone Bizon Co. Ltd.	1,761	43,720
*	Dream Security Co. Ltd.	7,102	18,111
	Dreamtech Co. Ltd.	7,552	54,322
*	DSC Investment, Inc.	4,765	17,449
*	DSK Co. Ltd.	1,748	7,587
*	Duk San Neolux Co. Ltd.	1,910	47,453
*	Duksan Hi-Metal Co. Ltd.	3,698	22,624
	Duksung Co. Ltd.	1,268	6,272
	DY Corp.	6,599	37,059
	DY POWER Corp.	2,787	26,303
*	E Investment&Development Co. Ltd.	17,090	18,659
*	E& Corp. Co. Ltd.	3,908	10,217
*	E&M Co. Ltd.	21,301	8,795

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	E1 Corp.	816	$28,100
	Eagon Industrial Ltd.	1,886	13,166
	Easy Bio, Inc.	3,339	11,800
	Easy Holdings Co. Ltd.	13,163	36,948
	eBEST Investment & Securities Co. Ltd.	9,868	50,903
	Echo Marketing, Inc.	3,042	42,797
	Ecoplastic Corp.	9,423	22,393
#	Ecopro BM Co. Ltd.	3,412	315,517
	Ecopro Co. Ltd.	1,709	118,067
	Ecopro HN Co. Ltd.	1,060	36,978
	e-Credible Co. Ltd.	909	12,015
*	Ehwa Technologies Information Co. Ltd.	49,569	36,231
	Elentec Co. Ltd.	4,988	82,694
	E-MART, Inc.	4,956	431,915
	EM-Tech Co. Ltd.	2,384	53,122
	ENF Technology Co. Ltd.	3,528	83,311
*	Enplus Co. Ltd.	6,875	16,591
	Eo Technics Co. Ltd.	711	44,218
	Estechpharma Co. Ltd.	3,921	25,403
*	E-TRON Co. Ltd.	77,989	11,614
*	Eubiologics Co. Ltd.	1,566	19,012
	Eugene Corp.	21,899	67,560
	Eugene Investment & Securities Co. Ltd.	37,902	84,862
	Eugene Technology Co. Ltd.	2,667	63,915
	Eusu Holdings Co. Ltd.	5,910	27,298
*	EV Advanced Material Co. Ltd.	5,865	8,583
*	E-World	11,509	17,986
	Exicon Co. Ltd.	1,097	8,634
	F&F Co. Ltd.	4,785	552,341
	Farmsco	7,465	29,775
	FarmStory Co. Ltd.	18,064	35,222
	Fila Holdings Corp.	16,447	385,691
	Fine Semitech Corp.	1,728	20,854
	Fine Technix Co. Ltd.	3,261	30,528
	Foosung Co. Ltd.	11,859	169,712
	Gabia, Inc.	1,782	16,215
	Gaon Cable Co. Ltd.	1,018	18,642
*	GemVax & Kael Co. Ltd.	1,656	17,650
	Gemvaxlink Co. Ltd.	21,178	21,349
*	Genexine, Inc.	2,129	52,712
*	Genie Music Corp.	6,187	21,576
*	GenNBio, Inc.	6,014	11,340
	GENOLUTION, Inc.	1,441	14,309
	Global Standard Technology Co. Ltd.	1,378	24,317
	GMB Korea Corp.	3,121	13,623
	Golfzon Co. Ltd.	1,242	140,983
	Golfzon Newdin Holdings Co. Ltd.	8,068	43,531
	Gradiant Corp.	3,293	47,680
	Green Cross Corp.	468	62,400
	Green Cross Holdings Corp.	7,392	117,450
	GS Engineering & Construction Corp.	19,090	438,866
*	GS Global Corp.	25,862	71,490
	GS Holdings Corp.	20,440	655,193
	GS Retail Co. Ltd.	13,922	263,592
	Gwangju Shinsegae Co. Ltd.	1,845	46,691
	HAESUNG DS Co. Ltd.	3,675	163,585
	Haitai Confectionery & Foods Co. Ltd.	1,576	8,567
	Halla Corp.	15,710	50,228
	Halla Holdings Corp.	3,614	108,256

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Han Kuk Carbon Co. Ltd.	4,424	$47,635
	Hana Financial Group, Inc.	48,169	1,380,354
	Hana Materials, Inc.	2,188	68,528
#*	Hana Micron, Inc.	14,856	155,827
	Hana Pharm Co. Ltd.	1,378	19,282
*	Hanall Biopharma Co. Ltd.	1,578	19,927
	HanChang Paper Co. Ltd.	12,050	16,104
*	Hancom MDS, Inc.	1,135	14,427
*	Hancom WITH, Inc.	2,231	9,298
	Handok, Inc.	2,498	34,977
	Handsome Co. Ltd.	4,070	97,584
	Hanil Cement Co. Ltd.	2,373	26,109
	Hanil Holdings Co. Ltd.	2,428	20,316
	Hanil Hyundai Cement Co. Ltd.	369	7,367
*	Hanjin Kal Corp.	186	8,589
	Hanjin Transportation Co. Ltd.	3,824	79,091
	Hankook Shell Oil Co. Ltd.	239	45,649
	Hankook Tire & Technology Co. Ltd.	25,389	680,568
	Hanmi Pharm Co. Ltd.	379	90,326
	Hanmi Science Co. Ltd.	510	16,092
	Hanmi Semiconductor Co. Ltd.	10,954	114,452
	HanmiGlobal Co. Ltd.	1,679	15,299
	Hanon Systems	36,693	301,182
*	Hans Biomed Corp.	730	6,021
	Hansae Co. Ltd.	3,987	51,549
	Hansae Yes24 Holdings Co. Ltd.	4,792	21,948
	Hanshin Construction Co. Ltd.	4,822	45,098
	Hansol Chemical Co. Ltd.	2,668	451,755
	Hansol Holdings Co. Ltd.	13,497	36,433
	Hansol HomeDeco Co. Ltd.	16,336	17,870
	Hansol Logistics Co. Ltd.	4,521	11,855
	Hansol Paper Co. Ltd.	11,693	128,573
*	Hansol Technics Co. Ltd.	10,714	49,482
	Hanssem Co. Ltd.	913	40,437
	Hanwha Aerospace Co. Ltd.	9,918	494,036
	Hanwha Corp.	10,651	226,453
*	Hanwha General Insurance Co. Ltd.	35,527	137,379
	Hanwha Investment & Securities Co. Ltd.	57,776	148,868
*	Hanwha Life Insurance Co. Ltd.	87,898	156,210
*	Hanwha Solutions Corp.	20,956	708,006
	Hanyang Eng Co. Ltd.	4,895	58,825
	Hanyang Securities Co. Ltd.	4,400	37,645
	Harim Co. Ltd.	15,284	33,546
	HB Technology Co. Ltd.	6,750	10,168
	HD Hyundai Co. Ltd.	12,163	533,341
	HDC Holdings Co. Ltd.	10,850	58,310
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,687	140,005
	HDC Hyundai Engineering Plastics Co. Ltd.	4,188	13,156
	HDCLabs Co. Ltd.	2,213	14,962
	Hecto Innovation Co. Ltd.	2,233	26,794
*	Helixmith Co. Ltd.	1,239	17,403
*	Heungkuk Fire & Marine Insurance Co. Ltd.	27,089	69,199
*	HFR, Inc.	1,257	30,989
	HIMS Co. Ltd.	1,730	10,762
	Hite Jinro Co. Ltd.	4,467	104,136
	Hitejinro Holdings Co. Ltd.	5,594	50,235
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	35,085
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	25,945
*	HLB Global Co. Ltd.	3,620	26,365

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB, Inc.	3,522	$114,197
	HLscience Co. Ltd.	680	15,933
	HMM Co. Ltd.	52,821	1,014,182
*	Home Center Holdings Co. Ltd.	20,700	22,951
*	Homecast Co. Ltd.	5,319	15,923
	Hotel Shilla Co. Ltd.	6,246	345,959
	HS Industries Co. Ltd.	24,131	94,378
*	HSD Engine Co. Ltd.	4,327	29,647
*	Hugel, Inc.	662	68,551
*	Humax Co. Ltd.	5,092	14,698
	Humedix Co. Ltd.	763	14,089
*	Huneed Technologies	3,729	22,915
	Huons Co. Ltd.	1,856	53,854
	Huons Global Co. Ltd.	2,411	43,255
	Huvis Corp.	5,615	27,962
	Huvitz Co. Ltd.	2,773	23,432
	Hwa Shin Co. Ltd.	11,774	87,029
	Hwacheon Machine Tool Co. Ltd.	773	20,273
*	Hwail Pharm Co. Ltd.	20,664	42,962
	Hwangkum Steel & Technology Co. Ltd.	4,501	26,133
	Hwaseung Corp. Co. Ltd.	14,250	15,975
	Hwaseung Enterprise Co. Ltd.	4,866	45,220
	Hwaseung R&A Co. Ltd.	5,408	14,233
	HwaSung Industrial Co. Ltd.	3,868	51,858
*	HYBE Co. Ltd.	232	31,504
	Hy-Lok Corp.	2,141	30,388
	Hyosung Advanced Materials Corp.	905	274,875
*	Hyosung Chemical Corp.	872	124,358
	Hyosung Corp.	3,021	178,582
*	Hyosung Heavy Industries Corp.	1,480	68,559
	Hyosung TNC Corp.	1,183	314,847
	Hyundai Bioland Co. Ltd.	1,295	12,493
	Hyundai BNG Steel Co. Ltd.	4,399	45,906
	Hyundai Construction Equipment Co. Ltd.	5,034	147,290
	Hyundai Corp.	3,245	39,803
	Hyundai Corp. Holdings, Inc.	2,677	22,911
	Hyundai Department Store Co. Ltd.	4,872	250,249
*	Hyundai Doosan Infracore Co. Ltd.	49,004	210,735
*	Hyundai Electric & Energy System Co. Ltd.	2,835	60,138
	Hyundai Elevator Co. Ltd.	6,841	148,431
*	Hyundai Energy Solutions Co. Ltd.	1,549	60,336
	Hyundai Engineering & Construction Co. Ltd.	18,496	601,423
	Hyundai Ezwel Co. Ltd.	2,550	14,744
	Hyundai Futurenet Co. Ltd.	19,724	42,340
	Hyundai Glovis Co. Ltd.	6,371	894,186
	Hyundai Greenfood Co. Ltd.	14,906	88,831
	Hyundai Home Shopping Network Corp.	2,773	111,725
	Hyundai HT Co. Ltd.	3,896	25,861
	Hyundai Livart Furniture Co. Ltd.	5,250	47,261
	Hyundai Marine & Fire Insurance Co. Ltd.	34,740	877,563
*	Hyundai Mipo Dockyard Co. Ltd.	1,829	126,925
	Hyundai Mobis Co. Ltd.	5,217	918,229
	Hyundai Motor Co.	8,649	1,307,843
	Hyundai Motor Securities Co. Ltd.	8,272	67,968
	Hyundai Pharmaceutical Co. Ltd.	2,593	10,943
*	Hyundai Rotem Co. Ltd.	4,998	102,401
	Hyundai Steel Co.	22,549	593,143
#	Hyundai Wia Corp.	6,863	361,195
	HyVision System, Inc.	1,431	18,755

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	iA, Inc.	27,516	$17,359
	ICD Co. Ltd.	3,937	28,855
	IDIS Holdings Co. Ltd.	2,459	25,473
*	IHQ, Inc.	24,183	14,054
*	Il Dong Pharmaceutical Co. Ltd.	1	31
	Iljin Electric Co. Ltd.	4,435	23,026
	Iljin Holdings Co. Ltd.	11,581	59,119
	Iljin Materials Co. Ltd.	927	52,688
	Ilshin Spinning Co. Ltd.	489	38,842
	Ilsung Pharmaceuticals Co. Ltd.	145	8,689
	Ilyang Pharmaceutical Co. Ltd.	2,108	38,669
	iMarketKorea, Inc.	6,839	54,624
	InBody Co. Ltd.	2,830	54,325
*	INCON Co. Ltd.	7,359	8,426
	Incross Co. Ltd.	575	6,942
	Industrial Bank of Korea	67,328	487,274
	INITECH Co. Ltd.	3,505	11,386
	Innocean Worldwide, Inc.	2,205	77,426
	InnoWireless, Inc.	675	15,616
	Innox Advanced Materials Co. Ltd.	2,956	84,803
*	Inscobee, Inc.	9,978	15,667
*	Insun ENT Co. Ltd.	3,661	25,218
*	Insung Information Co. Ltd.	10,727	19,221
	Intekplus Co. Ltd.	514	7,924
	Intellian Technologies, Inc.	306	16,178
	Intelligent Digital Integrated Security Co. Ltd.	1,023	19,566
*	Interflex Co. Ltd.	2,858	29,270
	Interojo Co. Ltd.	2,368	50,683
	INTOPS Co. Ltd.	5,178	136,481
*	iNtRON Biotechnology, Inc.	1,380	11,821
	Inzi Controls Co. Ltd.	1,735	11,136
	INZI Display Co. Ltd.	5,664	8,629
*	Iones Co. Ltd.	3,514	21,176
	IS Dongseo Co. Ltd.	1,652	51,331
	ISC Co. Ltd.	943	25,232
	i-SENS, Inc.	1,688	45,047
	ISU Chemical Co. Ltd.	4,981	57,186
*	IsuPetasys Co. Ltd.	12,001	67,726
	ITM Semiconductor Co. Ltd.	769	20,432
	It's Hanbul Co. Ltd.	1,087	13,665
*	Jahwa Electronics Co. Ltd.	1,837	36,884
*	Jayjun Cosmetic Co. Ltd.	12,864	9,552
	JB Financial Group Co. Ltd.	68,101	391,495
	JC Chemical Co. Ltd.	3,231	21,280
	JC Hyun System, Inc.	1,892	7,574
	Jeil Pharmaceutical Co. Ltd.	506	9,068
*	Jeju Semiconductor Corp.	6,082	23,511
	Jinro Distillers Co. Ltd.	496	8,984
	Jinsung T.E.C.	4,387	36,891
	JLS Co. Ltd.	2,834	16,437
*	JNK Heaters Co. Ltd.	4,478	19,682
*	JNTC Co. Ltd.	3,710	15,316
	JS Corp.	1,046	13,826
	Jusung Engineering Co. Ltd.	7,511	98,577
	JVM Co. Ltd.	732	11,508
	JW Holdings Corp.	6,216	16,663
	JW Life Science Corp.	3,481	37,029
	JW Pharmaceutical Corp.	1,952	35,959
	JYP Entertainment Corp.	10,173	436,310

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kakao Corp.	2,411	$139,226
*	Kakao Games Corp.	757	29,674
*	Kanglim Co. Ltd.	6,120	6,871
	Kangnam Jevisco Co. Ltd.	1,448	25,777
*	Kangwon Land, Inc.	6,039	120,712
	KAON Media Co. Ltd.	4,033	25,789
	KB Financial Group, Inc.	49,768	1,850,968
*	KB Financial Group, Inc., ADR	1,286	47,685
	KC Co. Ltd.	3,354	50,411
	KC Green Holdings Co. Ltd.	5,906	22,597
	KC Tech Co. Ltd.	2,444	33,634
	KCC Corp.	1,374	308,902
	KCC Engineering & Construction Co. Ltd.	3,099	16,615
	KCC Glass Corp.	3,384	125,023
	KCTC	3,390	12,460
*	KEC Corp.	14,505	30,612
	KEPCO Engineering & Construction Co., Inc.	1,021	51,718
	KEPCO Plant Service & Engineering Co. Ltd.	2,586	76,361
*	KEYEAST Co. Ltd.	1,642	10,433
	KG Chemical Corp.	1,669	36,239
	KG Dongbu Steel	6,855	65,074
	KG Eco Technology Service Co. Ltd.	4,964	58,601
	Kginicis Co. Ltd.	4,395	46,803
	KGMobilians Co. Ltd.	4,597	24,832
*	KH Electron Co. Ltd.	15,024	8,791
*	KH FEELUX Co. Ltd.	32,355	36,253
	KH Vatec Co. Ltd.	1,405	23,141
	Kia Corp.	30,482	1,908,398
	KINX, Inc.	620	24,865
	KISCO Corp.	6,754	35,546
	KISCO Holdings Co. Ltd.	3,626	39,500
	KISWIRE Ltd.	2,991	48,505
	KIWOOM Securities Co. Ltd.	5,396	351,372
*	KleanNara Co. Ltd.	8,659	24,209
*	KMW Co. Ltd.	2,169	53,171
	Kocom Co. Ltd.	2,542	10,043
	Koentec Co. Ltd.	5,183	33,609
	Koh Young Technology, Inc.	5,440	59,225
	Kolmar BNH Co. Ltd.	3,110	65,177
	Kolmar Korea Co. Ltd.	1,821	54,583
	Kolmar Korea Holdings Co. Ltd.	3,265	45,011
	Kolon Corp.	2,068	39,983
	Kolon Global Corp.	2,247	34,034
	Kolon Industries, Inc.	8,158	344,408
	Kolon Plastic, Inc.	1,808	16,723
	KoMiCo Ltd.	1,570	62,322
*	KONA I Co. Ltd.	2,045	27,133
	Kook Soon Dang Brewery Co. Ltd.	2,348	16,743
	Korea Aerospace Industries Ltd.	4,237	186,341
	Korea Alcohol Industrial Co. Ltd.	4,299	35,487
	Korea Arlico Pharm Co. Ltd.	3,290	16,398
	Korea Asset In Trust Co. Ltd.	32,495	86,697
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	16,813
*	Korea Circuit Co. Ltd.	2,706	42,842
	Korea District Heating Corp.	936	23,153
*	Korea Electric Power Corp., Sponsored ADR	1,200	10,344
*	Korea Electric Power Corp.	12,674	218,283
	Korea Electric Terminal Co. Ltd.	1,644	71,382
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	34,649

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Export Packaging Industrial Co. Ltd.	855	$15,148
	Korea Gas Corp.	5,196	148,954
	Korea Investment Holdings Co. Ltd.	13,385	651,295
*	Korea Line Corp.	66,690	122,870
	Korea Petrochemical Ind Co. Ltd.	1,452	142,370
	Korea Petroleum Industries Co.	1,408	12,130
	Korea Ratings Corp.	343	19,051
	Korea Real Estate Investment & Trust Co. Ltd.	38,971	50,352
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,254	604,727
	Korea United Pharm, Inc.	846	16,741
	Korea Zinc Co. Ltd.	634	233,080
*	Korean Air Lines Co. Ltd.	34,260	669,412
	Korean Reinsurance Co.	30,368	206,145
*	Kortek Corp.	4,073	29,081
*	KOSES Co. Ltd.	2,548	20,027
*	KPM Tech Co. Ltd.	26,882	10,611
	KPX Chemical Co. Ltd.	807	30,648
	KSS LINE Ltd.	6,720	53,120
*	KT Alpha Co. Ltd.	4,017	19,312
	KT Corp., Sponsored ADR	2,500	36,000
	KT Corp.	2,588	75,222
	KT Skylife Co. Ltd.	13,595	94,156
	KT&G Corp.	9,474	597,137
	KTB Investment & Securities Co. Ltd.	22,459	78,667
	KTCS Corp.	8,939	15,086
	Ktis Corp.	7,637	15,722
	Kukbo Design Co. Ltd.	1,117	14,744
	Kukdo Chemical Co. Ltd.	1,746	68,361
*	Kukdong Corp.	7,096	9,553
	Kukdong Oil & Chemicals Co. Ltd.	3,251	9,318
*	Kuk-il Paper Manufacturing Co. Ltd.	8,527	17,639
*	Kumho HT, Inc.	44,811	44,349
	Kumho Petrochemical Co. Ltd.	8,905	889,557
*	Kumho Tire Co., Inc.	29,900	81,643
	KUMHOE&C Co. Ltd.	5,409	34,646
	Kumkang Kind Co. Ltd.	6,650	36,785
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	55,799
	Kwang Myung Electric Co. Ltd.	8,801	21,202
	Kyeryong Construction Industrial Co. Ltd.	3,546	67,082
	Kyobo Securities Co. Ltd.	7,247	36,075
	Kyochon F&B Co. Ltd.	1,522	14,460
	Kyongbo Pharmaceutical Co. Ltd.	2,380	13,186
	Kyung Dong Navien Co. Ltd.	1,868	57,561
	Kyungbang Co. Ltd.	4,750	48,212
	KyungDong City Gas Co. Ltd.	710	11,947
	Kyungdong Pharm Co. Ltd.	4,514	31,311
	Kyung-In Synthetic Corp.	5,514	24,921
	L&C Bio Co. Ltd.	706	16,349
	LabGenomics Co. Ltd.	6,822	41,293
*	Lake Materials Co. Ltd.	10,907	42,649
	LB Semicon, Inc.	13,039	95,445
	LEADCORP, Inc.	7,183	45,852
	LEENO Industrial, Inc.	2,474	251,424
	LF Corp.	8,861	119,240
	LG Chem Ltd.	1,730	805,755
	LG Corp.	10,721	669,159
#	LG Display Co. Ltd., ADR	7,000	41,510
#	LG Display Co. Ltd.	87,074	1,029,416
	LG Electronics, Inc.	46,957	3,425,153

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG HelloVision Co. Ltd.	18,251	$80,304
	LG Household & Health Care Ltd.	1,213	729,049
	LG Innotek Co. Ltd.	2,305	646,275
	LG Uplus Corp.	102,528	987,969
	LIG Nex1 Co. Ltd.	2,263	153,959
	LMS Co. Ltd.	1,405	8,758
*	Lock & Lock Co. Ltd.	4,679	29,791
	LOT Vacuum Co. Ltd.	2,233	21,669
	Lotte Chemical Corp.	3,715	505,453
#	Lotte Chilsung Beverage Co. Ltd.	1,425	194,815
	Lotte Confectionery Co. Ltd.	981	88,756
	Lotte Corp.	6,229	179,282
*	Lotte Data Communication Co.	1,292	27,249
	LOTTE Fine Chemical Co. Ltd.	7,901	400,797
	LOTTE Himart Co. Ltd.	4,537	60,189
*	Lotte Non-Life Insurance Co. Ltd.	18,622	24,092
	Lotte Shopping Co. Ltd.	3,430	252,341
	LS Cable & System Asia Ltd.	2,218	12,504
	LS Corp.	5,733	260,173
	LS Electric Co. Ltd.	5,639	252,072
*	Lumens Co. Ltd.	13,126	11,616
	Lutronic Corp.	2,412	37,701
*	LVMC Holdings	22,015	50,284
	LX Hausys Ltd.	2,888	97,049
*	LX Holdings Corp.	5,199	35,005
	LX International Corp.	14,844	376,124
	LX Semicon Co. Ltd.	1,734	133,423
	Macquarie Korea Infrastructure Fund	52,657	527,305
	Macrogen, Inc.	2,795	56,387
	Maeil Dairies Co. Ltd.	1,216	55,667
	Maeil Holdings Co. Ltd.	3,729	25,862
	MAKUS, Inc.	2,994	19,300
	Mando Corp.	9,881	436,804
*	Maniker Co. Ltd.	11,358	12,123
	Mcnex Co. Ltd.	3,884	99,800
*	ME2ON Co. Ltd.	7,916	28,228
	Mediana Co. Ltd.	2,091	8,019
*	MEDICOX Co. Ltd.	1,596	10,830
*	Medipost Co. Ltd.	780	12,734
*	Medy-Tox, Inc.	819	72,890
	MegaStudy Co. Ltd.	3,852	33,406
	MegaStudyEdu Co. Ltd.	2,801	190,466
	MEKICS Co. Ltd.	2,358	11,995
	Meritz Financial Group, Inc.	13,458	271,843
	Meritz Fire & Marine Insurance Co. Ltd.	11,958	317,881
	Meritz Securities Co. Ltd.	107,207	400,136
*	Mgame Corp.	2,362	14,211
	Mi Chang Oil Industrial Co. Ltd.	191	11,799
	MiCo Ltd.	14,070	99,639
	Mirae Asset Life Insurance Co. Ltd.	34,925	82,236
	Mirae Asset Securities Co. Ltd.	80,684	410,027
	Mirae Asset Venture Investment Co. Ltd.	5,505	26,442
	Miwon Commercial Co. Ltd.	265	36,824
	Miwon Specialty Chemical Co. Ltd.	470	70,437
	MK Electron Co. Ltd.	6,706	62,952
	MNTech Co. Ltd.	7,262	48,309
	Moorim P&P Co. Ltd.	9,257	32,016
	Moorim Paper Co. Ltd.	10,458	21,781
	Motonic Corp.	2,447	16,252

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Motrex Co. Ltd.	2,880	$27,393
	Mr Blue Corp.	3,539	15,975
*	MS Autotech Co. Ltd.	5,769	20,586
	Muhak Co. Ltd.	6,177	33,298
	Multicampus Co. Ltd.	681	22,147
*	MyungMoon Pharm Co. Ltd.	6,415	16,310
	Nam Hwa Construction Co. Ltd.	881	4,913
*	Namsun Aluminum Co. Ltd.	32,959	58,888
*	Namuga Co. Ltd.	2,016	15,461
	Namyang Dairy Products Co. Ltd.	154	43,762
*	NanoenTek, Inc.	2,240	9,596
	Nasmedia Co. Ltd.	1,202	22,998
	NAVER Corp.	1,571	314,265
	NCSoft Corp.	1,024	294,184
*	NDFOS Co. Ltd.	2,707	15,502
	NeoPharm Co. Ltd.	1,610	25,670
*	Neowiz	2,740	58,420
	Neowiz Holdings Corp.	1,384	34,114
*	Nepes Ark Corp.	1,176	27,420
*	NEPES Corp.	5,209	81,675
Ω	Netmarble Corp.	1,512	84,089
	Newtree Co. Ltd.	766	7,388
	Nexen Corp.	11,324	31,578
	Nexen Tire Corp.	18,390	87,738
*	Next Entertainment World Co. Ltd.	2,752	15,885
*	NextEye Co. Ltd.	9,772	5,716
	NEXTIN, Inc.	1,162	56,989
	NH Investment & Securities Co. Ltd.	42,056	322,406
*	NHN Corp.	6,972	146,950
*	NHN KCP Corp.	6,924	71,392
	NICE Holdings Co. Ltd.	9,644	104,413
	Nice Information & Telecommunication, Inc.	3,138	61,173
	NICE Information Service Co. Ltd.	13,197	160,488
	NICE Total Cash Management Co. Ltd.	8,267	32,287
*	NK Co. Ltd.	23,922	17,797
	Nong Shim Holdings Co. Ltd.	1,008	52,642
	Nong Woo Bio Co. Ltd.	2,704	21,077
	NongShim Co. Ltd.	1,064	229,008
	Noroo Holdings Co. Ltd.	946	8,134
	NOROO Paint & Coatings Co. Ltd.	2,394	16,777
	NOVAREX Co. Ltd.	755	18,618
	NPC	3,679	26,854
	OCI Co. Ltd.	6,354	601,433
	Opto Device Technology Co. Ltd.	4,785	20,658
	OptoElectronics Solutions Co. Ltd.	1,454	26,128
*	OPTRON-TEC, Inc.	3,754	15,746
	OPTUS Pharmaceutical Co. Ltd.	2,807	13,558
	Orion Corp.	4,635	358,810
	Orion Holdings Corp.	10,473	121,447
#	Osstem Implant Co. Ltd.	3,792	324,293
*††	Osung Advanced Materials Co. Ltd.	18,972	23,549
	Ottogi Corp.	395	136,615
	Paik Kwang Industrial Co. Ltd.	8,901	30,288
	Pan Ocean Co. Ltd.	91,797	399,586
*	PANAGENE, Inc.	3,308	7,966
*	Pan-Pacific Co. Ltd.	10,094	14,214
*	Paradise Co. Ltd.	10,649	111,501
	Park Systems Corp.	234	17,956
	Partron Co. Ltd.	14,316	95,298

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Paseco Co. Ltd.	1,669	$19,270
*	Pearl Abyss Corp.	1,369	56,400
	People & Technology, Inc.	4,257	150,637
	PHA Co. Ltd.	4,745	28,805
	PharmaResearch Co. Ltd.	626	35,078
*	PharmGen Science, Inc.	3,486	20,395
*	Pharmicell Co. Ltd.	5,841	51,888
	PI Advanced Materials Co. Ltd.	4,953	142,346
#	Poongsan Corp.	9,909	211,783
	Poongsan Holdings Corp.	3,033	64,195
	POSCO Chemical Co. Ltd.	433	43,946
	POSCO Holdings, Inc., Sponsored ADR	8,667	406,049
	POSCO Holdings, Inc.	7,327	1,368,375
	Posco ICT Co. Ltd.	4,372	19,642
	Posco International Corp.	26,084	413,775
	Posco M-Tech Co. Ltd.	2,526	11,915
	POSCO Steeleon Co. Ltd.	587	16,816
*	Power Logics Co. Ltd.	10,381	49,880
*	PowerNet Technologies Corp.	3,732	11,741
	Protec Co. Ltd.	1,550	29,392
	PSK, Inc.	2,521	77,137
	Pulmuone Co. Ltd.	7,670	79,931
	Pungkuk Ethanol Co. Ltd.	731	8,595
*††	Redrover Co. Ltd.	7,782	2,055
	Reyon Pharmaceutical Co. Ltd.	809	16,387
	RFHIC Corp.	1,003	17,703
*	RFTech Co. Ltd.	7,456	31,073
	S Net Systems, Inc.	3,025	13,554
	S&S Tech Corp.	978	15,855
*	S.Y. Co. Ltd.	4,807	13,163
	S-1 Corp.	4,169	204,597
	Sajo Industries Co. Ltd.	1,127	37,888
	Sajodaerim Corp.	2,063	39,740
*	Sajodongaone Co. Ltd.	23,031	25,330
*	Sam Chun Dang Pharm Co. Ltd.	485	13,098
	Sam Young Electronics Co. Ltd.	5,658	47,210
	Sam Yung Trading Co. Ltd.	3,582	37,676
	Sambo Corrugated Board Co. Ltd.	727	5,597
	Sambo Motors Co. Ltd.	5,206	17,847
*	Sambu Engineering & Construction Co. Ltd.	31,496	49,011
	Samchully Co. Ltd.	644	91,689
	Samchuly Bicycle Co. Ltd.	2,503	14,821
	Samho Development Co. Ltd.	8,173	25,431
	SAMHWA Paints Industrial Co. Ltd.	2,439	13,225
	Samick Musical Instruments Co. Ltd.	18,322	22,529
	Samji Electronics Co. Ltd.	3,286	26,634
	Samjin LND Co. Ltd.	8,627	22,802
	Samjin Pharmaceutical Co. Ltd.	3,579	67,983
	Samkee Corp.	9,415	24,790
	Sammok S-Form Co. Ltd.	1,379	21,042
	SAMPYO Cement Co. Ltd.	17,261	56,680
*Ω	Samsung Biologics Co. Ltd.	93	61,944
	Samsung C&T Corp.	8,152	756,780
	Samsung Card Co. Ltd.	7,651	188,802
	Samsung Climate Control Co. Ltd.	973	7,771
	Samsung Electro-Mechanics Co. Ltd.	8,574	944,163
	Samsung Electronics Co. Ltd.	661,530	31,313,616
*	Samsung Engineering Co. Ltd.	42,242	639,394
	Samsung Fire & Marine Insurance Co. Ltd.	7,890	1,198,664

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Heavy Industries Co. Ltd.	67,423	$292,293
	Samsung Life Insurance Co. Ltd.	8,967	419,179
*	Samsung Pharmaceutical Co. Ltd.	9,862	26,337
	Samsung Publishing Co. Ltd.	1,330	27,157
	Samsung SDI Co. Ltd.	623	273,839
	Samsung SDS Co. Ltd.	1,528	160,268
	Samsung Securities Co. Ltd.	18,684	503,964
	SAMT Co. Ltd.	23,178	67,356
	Samwha Capacitor Co. Ltd.	3,391	112,233
	Samyang Corp.	1,345	43,783
	Samyang Foods Co. Ltd.	667	52,952
	Samyang Holdings Corp.	1,645	95,272
	Samyang Packaging Corp.	540	8,063
	Samyang Tongsang Co. Ltd.	608	25,141
	Sang-A Frontec Co. Ltd.	647	15,853
	Sangsangin Co. Ltd.	15,541	108,784
	Sangsin Energy Display Precision Co. Ltd.	2,886	39,882
	SaraminHR Co. Ltd.	2,179	57,261
	Satrec Initiative Co. Ltd.	226	6,172
	SAVEZONE I&C Corp.	7,852	17,951
*	SBI Investment Korea Co. Ltd.	15,114	17,117
*	SBW	106,312	45,705
*	S-Connect Co. Ltd.	9,219	8,537
*	SDN Co. Ltd.	12,868	26,708
	Seah Besteel Holdings Corp.	6,421	76,983
	SeAH Steel Corp.	668	81,279
	SeAH Steel Holdings Corp.	745	88,791
	Sebang Co. Ltd.	5,642	51,109
	Sebang Global Battery Co. Ltd.	3,462	144,124
	Seegene, Inc.	8,410	257,947
	Segyung Hitech Co. Ltd.	1,051	16,828
	Sejong Industrial Co. Ltd.	7,042	32,971
	Sejong Telecom, Inc.	63,023	39,859
*	Sekonix Co. Ltd.	4,279	26,361
	Sempio Foods Co.	344	9,830
*	S-Energy Co. Ltd.	4,248	14,479
	Seobu T&D	13,938	85,848
	Seohan Co. Ltd.	37,879	40,630
	Seohee Construction Co. Ltd.	20,991	23,671
	Seojin System Co. Ltd.	4,216	52,085
	Seoul Auction Co. Ltd.	956	14,703
	Seoul City Gas Co. Ltd.	144	26,639
	Seoul Semiconductor Co. Ltd.	12,989	113,403
#	Seoul Viosys Co. Ltd.	4,100	24,461
	Seowon Co. Ltd.	6,530	7,562
	SEOWONINTECH Co. Ltd.	3,132	13,967
	Seoyon Co. Ltd.	5,803	31,415
	Seoyon E-Hwa Co. Ltd.	6,608	45,408
*	Sewon E&C Co. Ltd.	38,948	26,754
	Sewoon Medical Co. Ltd.	3,757	10,138
	SFA Engineering Corp.	3,110	101,449
*	SFA Semicon Co. Ltd.	20,791	87,972
*	SG Corp.	32,481	14,768
	SGC e Tec E&C Co. Ltd.	858	29,908
	SGC Energy Co. Ltd.	857	23,075
	SH Energy & Chemical Co. Ltd.	26,194	20,947
	Shin Heung Energy & Electronics Co. Ltd.	831	35,094
*	Shin Poong Pharmaceutical Co. Ltd.	491	10,753
	Shindaeyang Paper Co. Ltd.	852	58,141

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinhan Financial Group Co. Ltd.	56,542	$1,557,114
	Shinhan Financial Group Co. Ltd., ADR	2,400	66,024
	Shinil Electronics Co. Ltd.	11,482	18,196
	Shinsegae Engineering & Construction Co. Ltd.	1,276	25,670
	Shinsegae Food Co. Ltd.	604	27,942
	Shinsegae Information & Communication Co. Ltd.	2,700	29,402
	Shinsegae International, Inc.	3,315	78,541
	Shinsegae, Inc.	2,377	400,637
	Shinsung Delta Tech Co. Ltd.	3,734	33,252
*	Shinsung E&G Co. Ltd.	27,321	43,623
*	Shinsung Tongsang Co. Ltd.	23,223	55,438
*	Shinwha Intertek Corp.	10,450	39,826
*	Shinwon Construction Co. Ltd.	3,138	17,951
	Shinwon Corp.	22,158	29,267
#	Shinyoung Securities Co. Ltd.	2,250	96,901
*	Showbox Corp.	6,200	25,227
*	Signetics Corp.	17,051	23,504
	SIGONG TECH Co. Ltd.	2,357	10,013
	Silla Co. Ltd.	3,447	28,403
	Simmtech Co. Ltd.	8,513	266,714
	SIMMTECH HOLDINGS Co. Ltd.	9,400	28,894
	SIMPAC, Inc.	9,536	47,687
	Sindoh Co. Ltd.	2,160	52,719
	Sinil Pharm Co. Ltd.	3,144	23,615
	SJ Group Co. Ltd.	1,635	27,565
*	SK Biopharmaceuticals Co. Ltd.	1,054	63,367
	SK Chemicals Co. Ltd.	3,343	271,018
	SK D&D Co. Ltd.	2,050	40,706
	SK Discovery Co. Ltd.	4,198	116,448
	SK Gas Ltd.	1,006	87,306
	SK Hynix, Inc.	81,601	6,168,774
*	SK Innovation Co. Ltd.	5,619	814,043
	SK Networks Co. Ltd.	72,535	242,870
*	SK Rent A Car Co. Ltd.	1,325	8,682
	SK Securities Co. Ltd.	72,246	42,402
	SK Telecom Co. Ltd.	2,687	110,907
	SK, Inc.	6,494	1,101,471
	SKC Co. Ltd.	3,097	325,520
#	SL Corp.	5,505	133,141
*	SM Culture & Contents Co. Ltd.	6,494	17,910
	SM Entertainment Co. Ltd.	1,954	104,376
*††	S-MAC Co. Ltd.	13,654	26,684
*	SMEC Co. Ltd.	5,759	11,129
	SNT Dynamics Co. Ltd.	5,786	37,372
	SNT Holdings Co. Ltd.	2,300	27,829
	SNT Motiv Co. Ltd.	4,395	149,071
*	SNU Precision Co. Ltd.	3,896	9,179
	S-Oil Corp.	8,485	604,771
*	Solborn, Inc.	8,354	27,084
*	Solid, Inc.	4,207	17,125
	Solus Advanced Materials Co. Ltd.	589	19,027
	Songwon Industrial Co. Ltd.	7,973	116,432
*	Sonid, Inc.	1,547	4,253
	Soosan Heavy Industries Co. Ltd.	11,049	26,353
	Soulbrain Co. Ltd.	1,008	181,329
	Soulbrain Holdings Co. Ltd.	2,987	48,864
	SPC Samlip Co. Ltd.	717	43,696
	Spigen Korea Co. Ltd.	885	25,980
#	Ssangyong C&E Co. Ltd.	22,980	118,130

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ST Pharm Co. Ltd.	325	$22,663
	STIC Investments, Inc.	11,734	73,512
*	Straffic Co. Ltd.	3,426	10,962
*	Studio Dragon Corp.	582	34,292
*	STX Heavy Industries Co. Ltd.	3,673	12,026
	Suheung Co. Ltd.	1,837	51,359
	Sun Kwang Co. Ltd.	1,942	140,830
	Sung Kwang Bend Co. Ltd.	9,320	80,125
*	Sungchang Enterprise Holdings Ltd.	23,155	37,628
	Sungdo Engineering & Construction Co. Ltd.	5,057	21,778
	Sungshin Cement Co. Ltd.	6,391	48,134
	Sungwoo Hitech Co. Ltd.	18,816	77,893
	Sunjin Co. Ltd.	4,911	40,904
*	Suprema, Inc.	1,173	21,529
	SV Investment Corp.	4,032	9,172
*	Synopex, Inc.	12,318	32,081
	Systems Technology, Inc.	3,189	41,474
	T&L Co. Ltd.	556	15,287
	Tae Kyung Industrial Co. Ltd.	6,193	30,160
#	Taekwang Industrial Co. Ltd.	130	90,145
	Taekyung BK Co. Ltd.	5,855	19,560
*††	Taewoong Co. Ltd.	5,246	41,963
	Taeyoung Engineering & Construction Co. Ltd.	10,872	57,474
*	Taihan Electric Wire Co. Ltd.	17,126	23,281
*	Taihan Fiberoptics Co. Ltd.	23,552	46,360
*	Taihan Textile Co. Ltd.	1,039	39,190
	Tailim Packaging Co. Ltd.	6,595	17,277
	TechWing, Inc.	4,186	56,418
*	Telcon RF Pharmaceutical, Inc.	6,530	7,404
	Telechips, Inc.	1,469	17,425
	TES Co. Ltd.	2,411	38,975
*	Theragen Etex Co. Ltd.	10,277	35,943
*	Thinkware Systems Corp.	2,160	25,367
*	TK Chemical Corp.	5,610	18,397
	TK Corp.	8,187	82,454
	TKG Huchems Co. Ltd.	3,651	56,598
	Tokai Carbon Korea Co. Ltd.	1,461	144,443
	Tongyang Life Insurance Co. Ltd.	18,908	78,758
	Tongyang, Inc.	65,030	60,028
*	Top Engineering Co. Ltd.	3,089	14,996
*	Toptec Co. Ltd.	7,951	45,287
	Tovis Co. Ltd.	5,714	40,111
	TS Corp.	24,800	58,842
	TSE Co. Ltd.	722	36,817
*	Tuksu Construction Co. Ltd.	2,985	20,586
*	TY Holdings Co. Ltd.	11,155	158,671
	TYM Corp.	31,457	67,017
	UBCare Co. Ltd.	3,040	14,369
	Ubiquoss Holdings, Inc.	1,495	18,613
	Ubiquoss, Inc.	1,332	17,282
	Uju Electronics Co. Ltd.	1,734	29,340
	Uni-Chem Co. Ltd.	14,391	13,166
*	Unick Corp.	2,721	14,280
	Unid Co. Ltd.	2,127	157,929
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	36,255
	Uniquest Corp.	3,608	26,067
*	Unison Co. Ltd.	8,341	16,220
	Value Added Technology Co. Ltd.	2,552	65,129
	Viatron Technologies, Inc.	3,044	21,633

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	VICTEK Co. Ltd.	3,660	$16,469
*	Vidente Co. Ltd.	10,155	92,786
	Vieworks Co. Ltd.	1,617	51,160
	Visang Education, Inc.	2,929	14,744
	Vitzro Tech Co. Ltd.	1,388	7,702
	Vitzrocell Co. Ltd.	1,842	16,745
*	Vivozon Healthcare, Inc.	38,499	29,251
*	VT GMP Co. Ltd.	3,490	14,597
	Webcash Corp.	1,201	15,387
*	Webzen, Inc.	3,574	53,878
	Welcron Co. Ltd.	4,930	13,846
*	Wellbiotec Co. Ltd.	1,524	2,143
	Wemade Co. Ltd.	1,058	48,493
*	Wemade Play Co. Ltd.	801	13,886
	Whanin Pharmaceutical Co. Ltd.	3,091	40,835
	Wiable Corp.	7,492	15,671
*	WillBes & Co.	21,261	16,162
	Winix, Inc.	1,651	15,719
*	Winpac, Inc.	11,956	13,334
	Wins Co. Ltd.	1,377	15,394
	WiSoL Co. Ltd.	11,563	79,598
*	WIZIT Co. Ltd.	16,810	13,891
*	WONIK CUBE Corp.	5,786	11,958
*	Wonik Holdings Co. Ltd.	19,365	60,379
	WONIK IPS Co. Ltd.	6,523	159,009
	Wonik Materials Co. Ltd.	2,336	57,374
*	Wonik Pne Co. Ltd.	1,805	29,459
	Wonik QnC Corp.	3,431	67,883
	Woojin, Inc.	3,421	34,350
*	Woongjin Co. Ltd.	15,237	17,807
	Woongjin Thinkbig Co. Ltd.	14,121	27,723
*	Wooree Bio Co. Ltd.	11,586	34,304
	Woori Financial Group, Inc.	130,931	1,201,513
	Woori Investment Bank Co. Ltd.	103,902	73,152
*	Woori Technology, Inc.	10,028	16,272
	Woorison F&G Co. Ltd.	11,019	16,262
	Woory Industrial Co. Ltd.	1,139	13,649
*	Woosu AMS Co. Ltd.	6,858	21,054
	WooSung Co. Ltd.	632	12,018
*	Woowon Development Co. Ltd.	4,128	13,538
	Worldex Industry & Trading Co. Ltd.	2,175	33,866
	Y G-1 Co. Ltd.	3,966	21,791
*	Y2 Solution Co. Ltd.	5,964	2,979
	YAS Co. Ltd.	821	6,101
*	Y-entec Co. Ltd.	1,858	14,920
	YG Entertainment, Inc.	1,090	46,392
*	YIK Corp.	4,798	16,094
	YMC Co. Ltd.	1,408	6,705
	Yonwoo Co. Ltd.	1,289	17,388
	Yoosung Enterprise Co. Ltd.	3,387	7,693
	Young Poong Corp.	186	78,621
	Young Poong Precision Corp.	5,214	34,931
	Youngone Corp.	8,569	266,655
	Youngone Holdings Co. Ltd.	1,902	70,325
*	YoungWoo DSP Co. Ltd.	6,728	7,938
	Yuanta Securities Korea Co. Ltd.	48,366	107,651
	Yuhan Corp.	3,342	148,786
*	Yungjin Pharmaceutical Co. Ltd.	4,287	11,801
	Yuyu Pharma, Inc.	3,478	18,295

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Zeus Co. Ltd.	1,979	$39,636
	Zinus, Inc.	1,496	54,699
TOTAL SOUTH KOREA			140,253,638
SPAIN — (1.3%)
#	Acciona SA	12,552	2,582,831
	Acerinox SA	54,419	530,929
#	ACS Actividades de Construccion y Servicios SA	53,127	1,277,049
Ω	Aedas Homes SA	969	16,603
*Ω	Aena SME SA	2,047	258,924
	Alantra Partners SA	733	9,809
	Almirall SA	8,802	84,985
*	Amadeus IT Group SA	32,608	1,901,379
*	Amper SA	289,548	58,446
	Applus Services SA	37,477	272,754
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	114,666
	Azkoyen SA	6,948	45,123
#	Banco Bilbao Vizcaya Argentaria SA	572,227	2,593,142
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	120,655
	Banco de Sabadell SA	2,392,489	1,531,822
*	Banco Santander SA	1,260,985	3,149,057
	Bankinter SA	184,374	907,772
	CaixaBank SA	558,975	1,678,453
Ω	Cellnex Telecom SA	9,267	414,504
	Cia de Distribucion Integral Logista Holdings SA	24,479	504,589
	CIE Automotive SA	19,308	507,906
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	184,346
*	Distribuidora Internacional de Alimentacion SA	1,842,663	24,780
	Ebro Foods SA	24,428	406,506
*	eDreams ODIGEO SA	14,866	78,725
	Elecnor SA	10,479	123,845
	Enagas SA	77,214	1,524,101
	Ence Energia y Celulosa SA	51,136	169,394
	Endesa SA	42,254	774,491
	Ercros SA	55,534	208,310
	Faes Farma SA	132,219	563,876
	Ferrovial SA	40,314	1,079,527
	Fluidra SA	13,851	258,905
	Fomento de Construcciones y Contratas SA	17,916	177,527
Ω	Gestamp Automocion SA	53,074	204,174
Ω	Global Dominion Access SA	61,555	247,557
	Grifols SA	30,127	439,602
	Grupo Catalana Occidente SA	12,112	361,187
#	Grupo Empresarial San Jose SA	5,388	22,554
#	Iberdrola SA	388,202	4,145,405
	Iberdrola SA	10,783	114,947
	Indra Sistemas SA	57,644	527,307
	Industria de Diseno Textil SA	74,806	1,816,810
	Laboratorio Reig Jofre SA	2,505	7,400
	Laboratorios Farmaceuticos Rovi SA	5,482	287,032
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	204,619
	Mapfre SA	282,497	456,274
*	Melia Hotels International SA	25,464	160,607
	Miquel y Costas & Miquel SA	17,620	227,147
#	Naturgy Energy Group SA	14,831	435,024
Ω	Neinor Homes SA	7,810	84,004
*	Obrascon Huarte Lain SA	63,045	37,707
	Pharma Mar SA	3,466	213,504
*	Promotora de Informaciones SA, Class A	69,984	31,439

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Prosegur Cash SA	58,546	$42,661
#	Prosegur Cia de Seguridad SA	85,405	152,310
*	Realia Business SA	44,100	43,777
#	Red Electrica Corp. SA	58,838	1,156,778
	Repsol SA	395,910	4,932,348
	Sacyr SA	159,160	363,993
*	Solaria Energia y Medio Ambiente SA	23,200	534,936
Ω	Talgo SA	16,917	50,304
*	Tecnicas Reunidas SA	5,120	33,991
	Telefonica SA	732,917	3,271,516
*	Tubacex SA	32,678	68,546
Ω	Unicaja Banco SA	704,564	609,453
	Vidrala SA	7,018	467,503
	Viscofan SA	17,616	1,025,928
	Vocento SA	5,805	3,864
TOTAL SPAIN			46,917,939
SWEDEN — (2.0%)
	AAK AB	9,365	163,699
Ω	AcadeMedia AB	40,463	199,347
	AddLife AB, Class B	21,172	364,772
	AddNode Group AB, Class B	20,152	209,854
	AddTech AB, Class B	46,609	797,884
	AFRY AB	25,821	394,282
	Alfa Laval AB	8,084	241,726
Ω	Alimak Group AB	11,144	99,280
	Alligo AB, Class B	11,880	121,989
Ω	Ambea AB	22,180	109,338
*	Annehem Fastigheter AB, Class B	21,357	63,245
*	Arise AB	9,630	51,746
	Arjo AB, Class B	66,722	366,523
	Assa Abloy AB, Class B	23,784	561,921
	Atlas Copco AB, Class A	172,912	2,021,230
	Atlas Copco AB, Class B	100,484	1,043,796
	Atrium Ljungberg AB, Class B	10,829	161,025
*Ω	Attendo AB	43,919	106,914
#	Avanza Bank Holding AB	26,791	516,947
	Axfood AB	17,325	550,042
	Beijer Alma AB	17,589	353,227
	Beijer Electronics Group AB	9,101	60,376
	Beijer Ref AB, Class B	35,202	558,403
	Bergman & Beving AB	10,482	111,323
	Besqab AB	1,464	15,255
	Betsson AB, Class B	52,606	363,643
#*	Better Collective AS	6,605	104,913
#*	BHG Group AB	2,661	9,095
	Bilia AB, Class A	42,435	599,584
	BillerudKorsnas AB	55,833	720,165
	BioGaia AB, Class B	24,595	231,884
	Biotage AB	11,611	255,423
	Bjorn Borg AB	5,162	19,915
	Boliden AB	58,873	1,967,469
	Bonava AB, Class B	38,700	144,981
#*Ω	Boozt AB	4,216	29,699
	Boule Diagnostics AB	2,524	6,490
Ω	Bravida Holding AB	33,348	337,725
	Bufab AB	14,774	445,733
	Bulten AB	5,345	37,652
	Bure Equity AB	25,410	676,439

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Byggmax Group AB	33,815	$164,182
*	Calliditas Therapeutics AB, Class B	3,037	28,712
*	Careium AB	6,889	8,216
#	Castellum AB	14,438	231,470
	Catella AB	7,387	24,870
	Catena AB	5,475	250,883
#*	Catena Media PLC	18,692	60,411
*	Cavotec SA	12,443	21,469
	Cellavision AB	2,380	85,735
	Cibus Nordic Real Estate AB	3,337	59,813
	Clas Ohlson AB, Class B	12,761	144,750
	Cloetta AB, Class B	103,165	206,490
*	Collector AB	16,670	57,924
	Concentric AB	12,248	262,411
Ω	Coor Service Management Holding AB	23,555	195,026
	Corem Property Group AB, Class B	129,733	174,461
	Dios Fastigheter AB	22,212	175,574
#Ω	Dometic Group AB	78,050	529,313
*	Doro AB	6,889	10,802
*	Duni AB	13,942	133,327
#Ω	Dustin Group AB	32,778	223,822
	Eastnine AB	6,403	64,430
	Elanders AB, Class B	2,784	41,575
#	Electrolux AB, Class B	71,713	1,034,375
	Electrolux Professional AB, Class B	54,838	335,323
	Elekta AB, Class B	69,144	499,393
*Ω	Eltel AB	29,981	23,951
#*	Enea AB	5,780	52,228
	Eolus Vind AB, Class B	3,040	31,838
	Epiroc AB, Class A	32,097	567,529
	Epiroc AB, Class B	20,634	327,742
	Essity AB, Class A	1,798	45,839
	Essity AB, Class B	37,630	957,874
Ω	Evolution AB	1,499	145,449
	eWork Group AB	2,020	22,786
	Fabege AB	20,891	214,442
	Fagerhult AB	18,220	99,114
*	Fastighets AB Balder, Class B	25,764	164,582
	Fastighets AB Trianon	1,952	5,909
	FastPartner AB, Class A	7,965	58,962
#	Fenix Outdoor International AG	1,057	94,770
	FormPipe Software AB	3,073	8,534
	GARO AB	4,702	82,158
	Getinge AB, Class B	13,831	312,109
	Granges AB	37,038	343,426
#	H & M Hennes & Mauritz AB, Class B	73,463	939,925
*	Haldex AB	18,099	113,007
	Hanza Holding AB	3,128	17,141
	Heba Fastighets AB, Class B	8,334	40,223
	Hexagon AB, Class B	26,392	310,754
	Hexatronic Group AB	27,295	331,110
	Hexpol AB	76,759	800,601
	HMS Networks AB	6,669	317,905
#*Ω	Hoist Finance AB	27,317	101,277
	Holmen AB, Class B	13,019	534,976
	Hufvudstaden AB, Class A	16,447	227,023
*	Humana AB	10,834	50,943
	Husqvarna AB, Class A	4,692	38,279
	Husqvarna AB, Class B	83,303	663,903

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Indutrade AB	39,449	$927,192
#	Instalco AB	33,188	164,283
*	International Petroleum Corp.	37,760	461,091
#	Intrum AB	17,623	376,427
	Inwido AB	29,409	356,853
*	ITAB Shop Concept AB	6,100	6,186
	JM AB	21,144	392,380
#*	John Mattson Fastighetsforetagen AB	1,316	13,585
*	Karnov Group AB	9,211	59,378
*	K-fast Holding AB	3,272	9,399
#	Kindred Group PLC, SDR	70,894	624,368
	KNOW IT AB	6,875	203,203
	Lagercrantz Group AB, Class B	58,890	642,085
Ω	LeoVegas AB	21,542	128,935
	Lifco AB, Class B	22,000	428,252
	Lime Technologies AB	2,352	67,521
	Lindab International AB	26,860	470,141
	Loomis AB	47,522	1,340,038
	Lundin Energy AB	12,136	14,982
	Medicover AB, Class B	10,712	161,445
*	Medivir AB, Class B	9,920	7,998
	Mekonomen AB	18,686	219,657
*	Micro Systemation AB, Class B	5,052	23,830
*	Millicom International Cellular SA, SDR	63,254	994,610
#	MIPS AB	8,086	432,599
	Modern Times Group MTG AB, Class B	39,114	404,853
*	Momentum Group AB	11,880	68,068
Ω	Munters Group AB	30,037	224,017
	Mycronic AB	12,054	177,290
	NCAB Group AB	36,999	226,581
	NCC AB, Class B	24,778	257,324
	Nederman Holding AB	1,436	26,272
*	Nelly Group AB	237	401
*	Net Insight AB, Class B	127,831	52,964
	New Wave Group AB, Class B	25,425	389,691
	Nibe Industrier AB, Class B	32,148	323,862
	Nilorngruppen AB, Class B	1,320	14,491
	Nobia AB	57,952	168,329
	Nolato AB, Class B	69,620	418,953
*	Nordic Entertainment Group AB, Class B	9,889	293,612
	Nordic Waterproofing Holding AB	11,053	159,542
	Nordnet AB publ	8,743	117,441
*	Note AB	7,145	146,709
	NP3 Fastigheter AB	8,033	200,797
	Nyfosa AB	30,997	289,403
	OEM International AB, Class B	16,124	121,650
*	Ovzon AB	2,049	8,673
*	Pandox AB	28,379	416,183
	Peab AB, Class B	106,789	728,561
	Platzer Fastigheter Holding AB, Class B	7,438	63,766
	Prevas AB, Class B	1,265	14,204
	Pricer AB, Class B	36,633	71,355
	Proact IT Group AB	15,437	136,069
	Ratos AB, Class B	103,114	516,568
*	RaySearch Laboratories AB	6,442	46,118
	Rejlers AB	685	9,429
Ω	Resurs Holding AB	53,508	124,999
	Rottneros AB	37,562	59,215
	Saab AB, Class B	10,698	386,985

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sagax AB, Class B	9,262	$238,701
#	Samhallsbyggnadsbolaget i Norden AB	89,654	166,349
#	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	15,899
	Sandvik AB	77,388	1,425,965
#*	Scandi Standard AB	26,009	96,704
#*Ω	Scandic Hotels Group AB	48,606	199,047
#	Sectra AB, Class B	32,550	597,582
#	Securitas AB, Class B	68,998	697,730
	Semcon AB	7,306	81,020
*	Sensys Gatso Group AB	331,827	34,227
#*Ω	Sinch AB	35,304	89,509
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,050,052
	Skandinaviska Enskilda Banken AB, Class C	1,726	21,341
	Skanska AB, Class B	81,113	1,383,784
#	SKF AB, Class A	5,921	115,192
#	SKF AB, Class B	102,023	1,716,990
	SkiStar AB	11,548	179,269
	Softronic AB, Class B	9,555	23,549
*	Solid Forsakring AB	5,351	25,706
	SSAB AB,Class A	78,581	380,488
	SSAB AB,Class B	172,713	792,535
*	Stendorren Fastigheter AB	979	17,408
*	Stillfront Group AB	23,352	61,192
	Svenska Cellulosa AB SCA, Class A	4,431	65,447
#	Svenska Cellulosa AB SCA, Class B	75,617	1,105,489
	Svenska Handelsbanken AB, Class A	92,886	835,223
#	Svenska Handelsbanken AB, Class B	1,473	15,305
	Sweco AB, Class B	22,845	254,797
#	Swedbank AB, Class A	52,408	725,859
	Swedish Match AB	95,159	996,174
*	Swedish Orphan Biovitrum AB	19,173	421,058
	Systemair AB	14,792	89,522
	Tele2 AB, Class B	87,747	1,002,394
	Telefonaktiebolaget LM Ericsson, Class A	5,031	41,313
	Telefonaktiebolaget LM Ericsson, Class B	286,150	2,176,527
	Telia Co. AB	373,004	1,378,006
	Tethys Oil AB	7,499	50,392
	TF Bank AB	1,297	22,063
#Ω	Thule Group AB	16,794	487,560
*	Transtema Group AB	9,361	25,885
	Trelleborg AB, Class B	28,963	711,636
	Troax Group AB	14,558	309,499
	VBG Group AB, Class B	736	9,387
	Vitec Software Group AB, Class B	3,102	143,024
	Vitrolife AB	5,310	173,240
	Volati AB	4,814	68,098
	Volvo AB, Class A	37,610	700,807
	Volvo AB, Class B	272,897	4,899,599
	Wallenstam AB, Class B	27,204	138,667
	Wihlborgs Fastigheter AB	43,452	370,522
*	XSpray Pharma AB	901	4,979
TOTAL SWEDEN			70,089,544
SWITZERLAND — (5.0%)
	ABB Ltd.	222,198	6,754,730
#	Adecco Group AG	48,100	1,694,419
	Alcon, Inc.	54,632	4,266,166
	Allreal Holding AG	5,690	941,396
	ALSO Holding AG	2,341	434,036

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	ams-OSRAM AG	100,738	$831,547
	APG SGA SA	491	93,840
	Arbonia AG	23,817	338,708
*	Aryzta AG	440,450	503,368
	Ascom Holding AG	11,031	85,998
	Autoneum Holding AG	1,342	155,559
	Bachem Holding AG, Class B	2,659	179,306
	Baloise Holding AG	12,833	2,044,670
	Banque Cantonale de Geneve	767	138,247
#	Banque Cantonale Vaudoise	10,666	993,115
	Barry Callebaut AG	969	2,146,977
	Belimo Holding AG	2,108	865,363
	Bell Food Group AG	922	246,776
	Bellevue Group AG	3,363	112,524
	Berner Kantonalbank AG	1,899	429,234
	BKW AG	4,217	479,759
	Bobst Group SA	2,840	234,234
	Bossard Holding AG, Class A	3,940	878,161
	Bucher Industries AG	2,792	1,071,952
	Burckhardt Compression Holding AG	883	398,916
	Burkhalter Holding AG	1,875	147,584
	Bystronic AG	651	481,645
	Calida Holding AG	2,268	109,062
	Carlo Gavazzi Holding AG	249	75,224
	Cembra Money Bank AG	9,320	677,502
	Chocoladefabriken Lindt & Spruengli AG	11	1,268,543
#*	Cicor Technologies Ltd.	1,175	51,883
	Cie Financiere Richemont SA, Class A	33,209	4,004,258
	Cie Financiere Tradition SA	942	101,194
	Clariant AG	80,561	1,509,354
	Coltene Holding AG	2,077	202,575
	Comet Holding AG	983	181,296
	COSMO Pharmaceuticals NV	646	34,663
	Credit Suisse Group AG	172,760	1,004,870
#	Credit Suisse Group AG, Sponsored ADR	96,272	558,379
	Daetwyler Holding AG	2,318	565,025
	DKSH Holding AG	15,090	1,240,375
	dormakaba Holding AG	982	467,807
*	Dufry AG	27,506	1,035,651
	EFG International AG	44,266	344,748
	Emmi AG	776	772,086
	EMS-Chemie Holding AG	639	507,420
	Energiedienst Holding AG	1,198	53,862
	Feintool International Holding AG	3,543	76,369
*	Flughafen Zurich AG	7,710	1,282,144
	Forbo Holding AG	407	546,546
	Fundamenta Real Estate AG	2,244	40,102
Ω	Galenica AG	19,111	1,513,026
#*	GAM Holding AG	81,462	90,947
	Geberit AG	5,062	2,666,037
	Georg Fischer AG	35,020	2,140,385
	Givaudan SA	1,051	3,673,830
#	Gurit Holding AG, Class BR	2,190	266,811
	Helvetia Holding AG	15,359	1,755,974
	Hiag Immobilien Holding AG	1,172	105,432
#*	HOCHDORF Holding AG	378	14,436
	Holcim Ltd.	68,164	3,195,815
	Huber & Suhner AG	6,475	583,028
#	Hypothekarbank Lenzburg AG	3	13,178

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Implenia AG	5,861	$155,007
#*	Ina Invest Holding AG	1,673	33,916
	Inficon Holding AG	699	583,358
	Interroll Holding AG	231	609,619
	Intershop Holding AG	287	192,971
	Investis Holding SA	981	107,308
	Julius Baer Group Ltd.	58,912	3,046,342
*	Jungfraubahn Holding AG	807	107,337
	Kardex Holding AG	3,616	725,120
	Komax Holding AG	1,351	366,493
#	Kudelski SA	13,192	40,377
	Kuehne + Nagel International AG	7,711	2,076,737
	Landis+Gyr Group AG	6,800	448,830
	LEM Holding SA	144	286,098
	Liechtensteinische Landesbank AG	5,570	307,363
#	Logitech International SA	58,076	3,292,976
	Lonza Group AG	3,941	2,395,148
	Luzerner Kantonalbank AG	1,342	578,487
Ω	Medacta Group SA	1,575	155,926
Ω	Medmix AG	7,639	173,107
	Meier Tobler Group AG	2,640	73,430
	Metall Zug AG, Class B	79	159,894
	Mikron Holding AG	2,756	26,645
	Mobilezone Holding AG	16,695	297,970
	Mobimo Holding AG	2,735	704,212
#*	Molecular Partners AG	1,869	11,987
	Nestle SA	120,001	14,703,395
	Novartis AG, Sponsored ADR	59,917	5,142,676
	Novartis AG	100,236	8,613,242
	Novavest Real Estate AG	770	35,525
	OC Oerlikon Corp. AG	82,861	641,268
*	Orascom Development Holding AG	4,127	35,172
	Orior AG	2,610	223,346
	Partners Group Holding AG	2,148	2,345,070
	Phoenix Mecano AG	286	102,829
	Plazza AG, Class A	322	113,638
	PSP Swiss Property AG	8,952	1,070,589
	Rieter Holding AG	1,440	163,416
#	Roche Holding AG	1,815	739,911
	Roche Holding AG	58,789	19,518,214
	Romande Energie Holding SA	61	72,936
	Schaffner Holding AG	112	35,210
	Schindler Holding AG	3,362	638,399
	Schweiter Technologies AG	520	589,936
*Ω	Sensirion Holding AG	2,869	332,962
	SFS Group AG	5,982	657,550
	SGS SA	757	1,847,434
	Siegfried Holding AG	1,662	1,229,967
	SIG Group AG	95,238	2,484,598
	Sika AG	12,218	3,018,915
	Softwareone Holding AG	11,327	154,169
	Sonova Holding AG	6,021	2,168,654
	St Galler Kantonalbank AG	1,226	584,020
	Straumann Holding AG	5,630	761,460
	Sulzer AG	7,639	512,075
	Swatch Group AG	6,546	1,742,655
	Swatch Group AG	11,351	566,854
	Swiss Life Holding AG	6,424	3,403,026
	Swiss Prime Site AG	26,900	2,449,610

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	35,528	$2,665,907
*	Swiss Steel Holding AG	196,120	55,260
	Swisscom AG	7,450	4,027,748
	Swissquote Group Holding SA	3,796	461,496
	Tecan Group AG	1,396	495,770
	Temenos AG	15,969	1,267,500
	Thurgauer Kantonalbank	389	48,644
#	Tornos Holding AG	3,541	20,470
	TX Group AG	1,055	138,181
	u-blox Holding AG	3,181	372,370
	UBS Group AG	204,461	3,340,959
	Valiant Holding AG	5,592	503,755
	Valora Holding AG	1,777	485,730
	Varia U.S. Properties AG	573	27,960
Ω	VAT Group AG	3,851	1,121,301
	Vaudoise Assurances Holding SA	417	178,615
	Vetropack Holding AG	4,850	192,715
*	Vifor Pharma AG	12,826	2,245,793
	Vontobel Holding AG	11,746	772,610
	VP Bank AG, Class A	1,705	148,458
	VZ Holding AG	5,041	412,332
*	V-ZUG Holding AG	790	64,654
	Walliser Kantonalbank	123	14,794
	Warteck Invest AG	29	69,487
	Ypsomed Holding AG	1,038	147,325
	Zehnder Group AG	4,844	312,769
	Zueblin Immobilien Holding AG	454	11,649
	Zug Estates Holding AG, Class B	43	94,514
	Zuger Kantonalbank AG	25	186,720
#*	Zur Rose Group AG	859	61,334
	Zurich Insurance Group AG	8,820	3,850,180
TOTAL SWITZERLAND			177,130,446
TAIWAN — (5.4%)
	ABC Taiwan Electronics Corp.	35,544	26,592
	Abico Avy Co. Ltd.	46,062	32,228
	Ability Enterprise Co. Ltd.	123,988	104,017
*	Ability Opto-Electronics Technology Co. Ltd.	29,083	77,074
	Abnova Corp.	15,000	18,593
	AcBel Polytech, Inc.	76,000	81,752
	Accton Technology Corp.	109,000	909,700
#	Acer, Inc.	797,000	604,706
	ACES Electronic Co. Ltd.	39,719	52,110
*	Acon Holding, Inc.	41,000	16,196
	Acter Group Corp. Ltd.	29,735	189,837
	Action Electronics Co. Ltd.	63,000	27,128
#	ADATA Technology Co. Ltd.	89,000	174,194
	Addcn Technology Co. Ltd.	4,732	31,480
	Advanced Ceramic X Corp.	14,000	87,467
#	Advanced International Multitech Co. Ltd.	60,000	164,809
*	Advanced Optoelectronic Technology, Inc.	31,000	20,893
	Advanced Power Electronics Corp.	7,000	26,141
	Advanced Wireless Semiconductor Co.	23,000	55,548
	Advancetek Enterprise Co. Ltd.	96,571	73,127
#	Advantech Co. Ltd.	27,055	311,248
	AEON Motor Co. Ltd.	12,000	18,236
	Aerospace Industrial Development Corp.	150,000	179,865
	AGV Products Corp.	191,875	70,113
	Airmate Cayman International Co. Ltd.	21,000	12,612

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	22,122	$606,402
	Alchip Technologies Ltd.	8,000	190,119
*	ALI Corp.	44,901	37,158
#	Allied Circuit Co. Ltd.	13,000	47,221
	Allis Electric Co. Ltd.	37,875	43,369
	Alltek Technology Corp.	24,040	28,090
	Alltop Technology Co. Ltd.	12,000	60,848
	Alpha Networks, Inc.	102,072	106,993
	Altek Corp.	121,000	152,851
	Amazing Microelectronic Corp.	21,114	82,993
*	Ambassador Hotel	109,000	119,933
	AMPACS Corp.	11,000	13,391
	Ampire Co. Ltd.	28,000	24,625
	AmTRAN Technology Co. Ltd.	307,996	125,639
	Anpec Electronics Corp.	19,799	83,409
	Apac Opto Electronics, Inc.	10,000	11,334
	Apacer Technology, Inc.	35,750	47,523
	APAQ Technology Co. Ltd.	17,267	23,294
	APCB, Inc.	64,000	37,342
	Apex Biotechnology Corp.	32,000	29,874
	Apex International Co. Ltd.	53,550	109,909
	Apex Science & Engineering	70,000	24,331
	Arcadyan Technology Corp.	43,540	181,489
	Ardentec Corp.	268,990	371,167
	Argosy Research, Inc.	23,714	58,586
	ASE Technology Holding Co. Ltd., ADR	8,500	50,065
	ASE Technology Holding Co. Ltd.	688,931	2,007,573
	Asia Cement Corp.	425,000	589,733
	Asia Electronic Material Co. Ltd.	26,000	14,929
	Asia Optical Co., Inc.	63,000	132,643
*	Asia Pacific Telecom Co. Ltd.	685,581	157,528
*	Asia Plastic Recycling Holding Ltd.	96,159	19,679
	Asia Polymer Corp.	171,319	148,908
	Asia Tech Image, Inc.	12,000	20,969
#	Asia Vital Components Co. Ltd.	107,000	424,418
	ASMedia Technology, Inc.	2,260	74,107
	ASolid Technology Co. Ltd.	4,000	11,347
#	ASPEED Technology, Inc.	5,500	354,990
	ASROCK, Inc.	11,000	37,081
#	Asustek Computer, Inc.	97,000	915,062
	Aten International Co. Ltd.	33,000	81,989
#	AU Optronics Corp.	2,625,000	1,178,729
	Audix Corp.	34,000	53,972
	AURAS Technology Co. Ltd.	28,000	165,996
	Aurora Corp.	14,100	40,293
	Avalue Technology, Inc.	20,000	43,681
	Aver Information, Inc.	12,000	17,290
	Axiomtek Co. Ltd.	10,000	20,200
	Bafang Yunji International Co. Ltd.	14,000	69,398
	Bank of Kaohsiung Co. Ltd.	244,866	109,079
	Baolong International Co. Ltd.	21,000	12,596
	Basso Industry Corp.	40,000	56,227
	BenQ Materials Corp.	46,000	48,141
	BES Engineering Corp.	618,000	182,630
*	Billion Electric Co. Ltd.	24,000	14,632
	Bin Chuan Enterprise Co. Ltd.	22,000	18,921
	Bionet Corp.	8,000	11,023
	Biostar Microtech International Corp.	38,000	19,146
	Bioteque Corp.	15,000	52,859

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Bizlink Holding, Inc.	48,488	$522,982
	Bora Pharmaceuticals Co. Ltd.	5,000	39,421
	Brave C&H Supply Co. Ltd.	7,000	17,490
	Bright Led Electronics Corp.	41,000	22,104
#	Brighton-Best International Taiwan, Inc.	98,423	113,537
	C Sun Manufacturing Ltd.	60,939	90,120
*	Cameo Communications, Inc.	90,763	26,808
	Capital Futures Corp.	46,628	55,183
	Capital Securities Corp.	787,680	301,064
	Career Technology MFG. Co. Ltd.	132,250	100,719
	Carnival Industrial Corp.	90,999	30,768
	Caswell, Inc.	10,000	30,174
	Catcher Technology Co. Ltd.	161,000	919,540
	Cathay Financial Holding Co. Ltd.	828,653	1,264,157
	Cathay Real Estate Development Co. Ltd.	296,000	163,264
	Cayman Engley Industrial Co. Ltd.	10,654	20,796
	Celxpert Energy Corp.	32,000	34,231
	Center Laboratories, Inc.	112,171	219,696
	Central Reinsurance Co. Ltd.	59,850	41,941
#	Century Iron & Steel Industrial Co. Ltd.	32,000	109,441
	Chailease Holding Co. Ltd.	202,161	1,437,721
	Chain Chon Industrial Co. Ltd.	51,548	29,358
	ChainQui Construction Development Co. Ltd.	29,594	14,830
	Champion Building Materials Co. Ltd.	118,000	37,684
	Champion Microelectronic Corp.	3,000	4,950
	Chang Hwa Commercial Bank Ltd.	935,107	556,796
	Chang Wah Electromaterials, Inc.	116,000	128,950
#	Chang Wah Technology Co. Ltd.	30,000	77,877
	Channel Well Technology Co. Ltd.	48,000	53,021
	Charoen Pokphand Enterprise	70,000	183,768
	CHC Healthcare Group	34,000	41,598
	CHC Resources Corp.	33,000	51,439
	Chen Full International Co. Ltd.	38,000	46,661
	Chenbro Micom Co. Ltd.	23,000	53,379
*	Cheng Fwa Industrial Co. Ltd.	36,000	15,897
#	Cheng Loong Corp.	271,000	245,551
	Cheng Mei Materials Technology Corp.	197,000	61,559
	Cheng Shin Rubber Industry Co. Ltd.	490,000	581,506
	Cheng Uei Precision Industry Co. Ltd.	175,000	190,543
	Chenming Electronic Technology Corp.	32,000	15,237
	Chi Hua Fitness Co. Ltd.	6,000	9,967
	Chia Chang Co. Ltd.	40,000	52,052
#	Chia Hsin Cement Corp.	215,000	131,378
	Chian Hsing Forging Industrial Co. Ltd.	16,000	18,222
	Chicony Electronics Co. Ltd.	257,773	683,588
	Chicony Power Technology Co. Ltd.	54,481	133,111
	Chief Telecom, Inc.	6,000	60,214
	Chieftek Precision Co. Ltd.	15,500	38,501
	Chien Kuo Construction Co. Ltd.	87,200	39,846
	Chien Shing Harbour Service Co. Ltd.	6,000	6,885
	China Airlines Ltd.	1,491,000	1,139,300
	China Bills Finance Corp.	341,000	182,927
	China Chemical & Pharmaceutical Co. Ltd.	95,000	67,448
	China Development Financial Holding Corp.	3,098,354	1,341,249
#	China Electric Manufacturing Corp.	91,530	58,691
	China Fineblanking Technology Co. Ltd.	17,018	21,620
	China General Plastics Corp.	83,626	70,521
	China Glaze Co. Ltd.	48,000	19,182
	China Man-Made Fiber Corp.	633,861	164,806

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Metal Products	121,000	$118,997
	China Motor Corp.	105,200	178,347
#	China Petrochemical Development Corp.	1,498,069	512,854
	China Steel Chemical Corp.	35,000	136,770
	China Steel Corp.	1,656,000	1,541,846
	China Steel Structure Co. Ltd.	45,000	79,061
	China Wire & Cable Co. Ltd.	31,000	28,485
	Chinese Maritime Transport Ltd.	33,000	45,087
	Ching Feng Home Fashions Co. Ltd.	58,000	35,825
#	Chin-Poon Industrial Co. Ltd.	184,000	175,646
	Chipbond Technology Corp.	205,000	375,712
	ChipMOS Technologies, Inc.	281,133	333,932
	Chlitina Holding Ltd.	20,000	123,512
	Chong Hong Construction Co. Ltd.	64,100	155,359
#	Chroma ATE, Inc.	43,000	248,264
#	Chun Yuan Steel Industry Co. Ltd.	185,000	97,468
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	216,702
	Chung Hung Steel Corp.	205,000	173,653
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,412
	Chung Hwa Pulp Corp.	171,228	97,218
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,109
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	136,578
	Chunghwa Telecom Co. Ltd.	133,000	539,663
	Chyang Sheng Dyeing & Finishing Co. Ltd.	54,000	25,273
	Cleanaway Co. Ltd.	16,000	93,218
	Clevo Co.	215,000	227,567
	CMC Magnetics Corp.	479,712	120,706
	Collins Co. Ltd.	23,000	15,376
	Compal Electronics, Inc.	1,172,000	895,031
	Compeq Manufacturing Co. Ltd.	524,000	858,791
	Compucase Enterprise	24,000	23,727
	Concord Securities Co. Ltd.	227,424	74,201
	Continental Holdings Corp.	179,000	174,790
	Contrel Technology Co. Ltd.	49,000	25,417
	Coremax Corp.	18,699	76,676
	Coretronic Corp.	199,000	358,552
	Co-Tech Development Corp.	90,552	128,446
	Cowealth Medical Holding Co. Ltd.	18,480	15,937
	Creative Sensor, Inc.	32,000	22,374
	Crowell Development Corp.	16,000	10,148
*	CSBC Corp. Taiwan	123,094	74,097
	CTBC Financial Holding Co. Ltd.	2,310,563	1,775,136
	CTCI Corp.	206,000	306,146
	CviLux Corp.	28,360	34,270
	CX Technology Co. Ltd.	10,000	9,892
	Cyberlink Corp.	23,000	69,154
	CyberPower Systems, Inc.	17,000	40,824
#	CyberTAN Technology, Inc.	74,000	75,608
	Cypress Technology Co. Ltd.	20,062	41,207
	DA CIN Construction Co. Ltd.	111,000	111,368
	Dadi Early-Childhood Education Group Ltd.	8,352	32,610
	Dafeng TV Ltd.	12,000	19,364
	Da-Li Development Co. Ltd.	97,538	89,648
	Darfon Electronics Corp.	95,000	127,683
*	Darwin Precisions Corp.	169,000	57,613
	Daxin Materials Corp.	26,900	64,139
	De Licacy Industrial Co. Ltd.	80,011	37,809
	Delta Electronics, Inc.	69,365	603,276
	Depo Auto Parts Ind Co. Ltd.	49,000	119,173

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Dimerco Data System Corp.	12,099	$27,940
	Dimerco Express Corp.	31,440	78,545
	D-Link Corp.	169,096	97,707
	Dyaco International, Inc.	6,000	7,715
	Dynamic Electronics Co. Ltd.	89,086	62,349
	Dynapack International Technology Corp.	48,000	118,263
	E & R Engineering Corp.	10,000	22,545
	E Ink Holdings, Inc.	19,000	124,997
#	E.Sun Financial Holding Co. Ltd.	1,612,014	1,485,935
	Eastern Media International Corp.	97,850	86,891
	Eclat Textile Co. Ltd.	28,583	390,802
	ECOVE Environment Corp.	6,000	48,781
	Edimax Technology Co. Ltd.	97,000	43,391
	Edison Opto Corp.	22,000	12,161
	Edom Technology Co. Ltd.	72,013	71,120
	eGalax_eMPIA Technology, Inc.	19,695	40,812
#	Egis Technology, Inc.	37,000	100,151
	Elan Microelectronics Corp.	94,900	345,628
*	E-Lead Electronic Co. Ltd.	17,000	43,621
	E-Lead Electronic Co. Ltd.	429	231
	E-LIFE MALL Corp.	23,000	62,459
	Elite Advanced Laser Corp.	28,768	40,470
	Elite Material Co. Ltd.	131,000	733,469
	Elite Semiconductor Microelectronics Technology, Inc.	71,000	195,514
	Elitegroup Computer Systems Co. Ltd.	128,000	94,692
	eMemory Technology, Inc.	18,000	715,546
	Emerging Display Technologies Corp.	31,000	22,585
	Ennoconn Corp.	21,840	158,020
	Ennostar, Inc.	228,450	380,063
	EnTie Commercial Bank Co. Ltd.	251,000	119,982
	Episil-Precision, Inc.	14,000	39,643
	Eson Precision Ind Co. Ltd.	30,000	70,818
	Eternal Materials Co. Ltd.	250,029	268,891
	Eurocharm Holdings Co. Ltd.	13,000	66,813
*	Eva Airways Corp.	1,294,922	1,485,797
*	Everest Textile Co. Ltd.	164,535	39,880
	Evergreen International Storage & Transport Corp.	215,000	210,493
	Evergreen Marine Corp. Taiwan Ltd.	764,681	2,457,209
	Everlight Chemical Industrial Corp.	171,405	114,905
#	Everlight Electronics Co. Ltd.	180,000	251,051
#	Everspring Industry Co. Ltd.	41,000	20,130
	Excelliance Mos Corp.	7,000	34,745
	Excelsior Medical Co. Ltd.	54,347	116,910
	Far Eastern Department Stores Ltd.	374,000	236,928
	Far Eastern International Bank	1,154,036	436,583
	Far Eastern New Century Corp.	544,100	553,590
	Far EasTone Telecommunications Co. Ltd.	185,000	466,435
	Faraday Technology Corp.	11,000	58,025
	Farcent Enterprise Co. Ltd.	5,000	9,555
	Farglory F T Z Investment Holding Co. Ltd.	22,000	34,993
	Farglory Land Development Co. Ltd.	97,000	204,345
*	Federal Corp.	118,926	77,146
	Feedback Technology Corp.	7,700	18,437
	Feng Hsin Steel Co. Ltd.	165,000	365,389
	Feng TAY Enterprise Co. Ltd.	67,958	380,709
	First Copper Technology Co. Ltd.	17,000	16,016
	First Financial Holding Co. Ltd.	1,423,001	1,285,373
	First Hi-Tec Enterprise Co. Ltd.	27,554	37,231
	First Hotel	48,000	22,480

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Insurance Co. Ltd.	96,000	$46,895
*	First Steamship Co. Ltd.	280,468	91,107
	FIT Holding Co. Ltd.	9,000	8,808
	Fittech Co. Ltd.	14,000	53,176
#	FLEXium Interconnect, Inc.	128,112	389,400
	Flytech Technology Co. Ltd.	31,297	94,358
#	FocalTech Systems Co. Ltd.	39,000	97,340
	Forest Water Environment Engineering Co. Ltd.	18,190	18,266
	Formosa Advanced Technologies Co. Ltd.	50,000	61,617
#	Formosa Chemicals & Fibre Corp.	315,000	738,460
	Formosa International Hotels Corp.	8,672	49,850
#	Formosa Laboratories, Inc.	40,544	62,997
	Formosa Oilseed Processing Co. Ltd.	14,000	23,557
	Formosa Petrochemical Corp.	36,000	101,804
	Formosa Plastics Corp.	235,000	724,818
	Formosa Sumco Technology Corp.	7,000	40,461
	Formosa Taffeta Co. Ltd.	278,000	240,967
	Formosan Rubber Group, Inc.	107,110	74,377
	Formosan Union Chemical	127,945	103,961
	Founding Construction & Development Co. Ltd.	72,000	41,815
	Foxconn Technology Co. Ltd.	221,535	365,542
	Foxsemicon Integrated Technology, Inc.	36,357	240,228
#	Froch Enterprise Co. Ltd.	89,000	66,332
	FSP Technology, Inc.	45,000	54,577
	Fubon Financial Holding Co. Ltd.	719,292	1,351,127
	Fulgent Sun International Holding Co. Ltd.	43,432	247,626
	Fullerton Technology Co. Ltd.	51,000	29,856
*	Fulltech Fiber Glass Corp.	128,270	54,897
	Fusheng Precision Co. Ltd.	14,000	86,295
	Fwusow Industry Co. Ltd.	57,000	39,209
	G Shank Enterprise Co. Ltd.	49,000	78,135
	Gallant Precision Machining Co. Ltd.	11,000	9,264
	Gamania Digital Entertainment Co. Ltd.	54,000	107,102
*	GCS Holdings, Inc.	9,000	12,333
	GEM Services, Inc.	25,210	63,852
	Gemtek Technology Corp.	153,000	155,487
	General Interface Solution Holding Ltd.	88,000	230,471
	General Plastic Industrial Co. Ltd.	20,480	20,118
#	Generalplus Technology, Inc.	19,000	38,957
	GeneReach Biotechnology Corp.	8,000	21,298
	Genesys Logic, Inc.	20,000	80,505
#	Genius Electronic Optical Co. Ltd.	35,616	473,102
	GeoVision, Inc.	22,977	22,731
	Getac Holdings Corp.	163,000	256,871
	GFC Ltd.	15,000	35,532
	Giant Manufacturing Co. Ltd.	85,000	695,452
*	Giantplus Technology Co. Ltd.	117,000	42,840
	Gigabyte Technology Co. Ltd.	156,000	482,022
	Gigasolar Materials Corp.	5,000	24,883
	Global Brands Manufacture Ltd.	111,320	110,677
	Global Lighting Technologies, Inc.	23,000	42,767
	Global Mixed Mode Technology, Inc.	10,000	49,465
	Global PMX Co. Ltd.	9,000	52,194
	Global Unichip Corp.	19,000	323,317
	Globalwafers Co. Ltd.	33,000	499,895
	Globe Union Industrial Corp.	99,000	40,056
#	Gloria Material Technology Corp.	165,680	172,822
*	Glotech Industrial Corp.	38,000	15,621
	Gold Circuit Electronics Ltd.	90,000	246,116

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Goldsun Building Materials Co. Ltd.	284,338	$235,487
	Good Will Instrument Co. Ltd.	25,000	21,645
	Gourmet Master Co. Ltd.	40,237	142,415
	Grand Fortune Securities Co. Ltd.	63,397	31,769
	Grand Ocean Retail Group Ltd.	31,000	15,545
#	Grand Pacific Petrochemical	385,000	255,836
	Grand Process Technology Corp.	5,000	38,433
	GrandTech CG Systems, Inc.	25,200	44,659
	Grape King Bio Ltd.	32,000	141,676
	Great China Metal Industry	77,000	64,961
	Great Taipei Gas Co. Ltd.	75,000	82,956
	Great Tree Pharmacy Co. Ltd.	8,891	94,586
	Great Wall Enterprise Co. Ltd.	210,068	343,726
	Greatek Electronics, Inc.	148,000	306,685
*††	Green Energy Technology, Inc.	133,000	0
*	Green River Holding Co. Ltd.	5,000	8,525
	GTM Holdings Corp.	52,000	42,427
	Hai Kwang Enterprise Corp.	21,000	14,364
#	Hannstar Board Corp.	127,602	138,485
#	HannStar Display Corp.	754,000	247,352
	HannsTouch Solution, Inc.	188,079	59,071
	Hanpin Electron Co. Ltd.	14,000	13,228
	Harvatek Corp.	62,000	40,062
	Heran Co. Ltd.	3,000	10,639
	Hey Song Corp.	106,000	119,107
	Highlight Tech Corp.	23,871	38,963
	Highwealth Construction Corp.	176,330	267,533
	HIM International Music, Inc.	11,900	28,741
	Hiroca Holdings Ltd.	26,000	48,979
	Hitron Technology, Inc.	38,559	38,339
	Hiwin Technologies Corp.	67,878	490,672
	Ho Tung Chemical Corp.	399,125	124,921
	Hocheng Corp.	129,000	49,300
	Holiday Entertainment Co. Ltd.	18,000	32,970
#	Holtek Semiconductor, Inc.	48,000	129,648
	Holy Stone Enterprise Co. Ltd.	38,500	117,779
	Hon Hai Precision Industry Co. Ltd.	715,624	2,615,424
	Hong Pu Real Estate Development Co. Ltd.	97,000	69,618
	Hong TAI Electric Industrial	66,000	38,020
	Hong YI Fiber Industry Co.	56,000	34,862
#	Horizon Securities Co. Ltd.	119,780	44,960
	Hota Industrial Manufacturing Co. Ltd.	65,263	178,452
	Hotai Finance Co. Ltd.	39,000	134,619
	Hotai Motor Co. Ltd.	15,000	303,794
	Hsin Kuang Steel Co. Ltd.	46,000	54,451
	Hsin Yung Chien Co. Ltd.	16,390	56,510
	Hsing TA Cement Co.	70,000	46,510
#*	HTC Corp.	145,000	318,279
#	Hu Lane Associate, Inc.	29,725	150,682
	HUA ENG Wire & Cable Co. Ltd.	132,000	64,742
	Hua Nan Financial Holdings Co. Ltd.	1,097,733	849,224
	Hua Yu Lien Development Co. Ltd.	21,000	41,157
	Huaku Development Co. Ltd.	83,000	248,699
	Huang Hsiang Construction Corp.	35,000	50,584
	Hung Ching Development & Construction Co. Ltd.	54,000	45,075
	Hung Sheng Construction Ltd.	205,664	168,902
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	32,192
	Hycon Technology Corp.	6,000	16,797
	IBF Financial Holdings Co. Ltd.	1,076,561	508,031

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ichia Technologies, Inc.	119,000	$57,460
	I-Chiun Precision Industry Co. Ltd.	38,851	35,121
*	Ideal Bike Corp.	34,000	12,676
	IEI Integration Corp.	47,340	86,663
	Infortrend Technology, Inc.	88,000	44,275
#	Innodisk Corp.	27,573	155,792
	Innolux Corp.	3,022,000	1,046,613
	Inpaq Technology Co. Ltd.	22,800	38,387
	Insyde Software Corp.	11,000	27,382
	Intai Technology Corp.	8,400	24,288
*	Integrated Service Technology, Inc.	27,109	49,308
	IntelliEPI, Inc.	8,000	18,689
	International CSRC Investment Holdings Co.	291,562	199,670
	International Games System Co. Ltd.	38,000	450,389
	Inventec Corp.	670,000	532,142
	Iron Force Industrial Co. Ltd.	14,000	29,547
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	34,218
	I-Sunny Construction & Development Co. Ltd.	4,000	15,830
	ITE Technology, Inc.	43,000	98,527
	ITEQ Corp.	104,029	247,782
	Jarllytec Co. Ltd.	21,000	42,465
	Jean Co. Ltd.	23,868	9,239
	Jentech Precision Industrial Co. Ltd.	10,000	131,310
	Jess-Link Products Co. Ltd.	30,250	36,495
	Jia Wei Lifestyle, Inc.	9,442	21,787
	Jih Lin Technology Co. Ltd.	28,000	78,073
	Jiin Yeeh Ding Enterprise Co. Ltd.	15,000	14,198
	Jinan Acetate Chemical Co. Ltd.	5,750	20,499
*	Jinli Group Holdings Ltd.	57,008	18,209
	JMC Electronics Co. Ltd.	6,000	8,043
	Johnson Health Tech Co. Ltd.	28,000	52,494
	Jourdeness Group Ltd.	21,000	49,046
	K Laser Technology, Inc.	44,000	28,914
	Kaimei Electronic Corp.	38,900	72,386
	Kaori Heat Treatment Co. Ltd.	13,000	34,285
	Kaulin Manufacturing Co. Ltd.	45,000	21,482
	Kedge Construction Co. Ltd.	6,000	11,180
	KEE TAI Properties Co. Ltd.	185,000	81,821
	Kenda Rubber Industrial Co. Ltd.	185,015	238,566
	Kenmec Mechanical Engineering Co. Ltd.	44,000	44,622
	Kerry TJ Logistics Co. Ltd.	53,000	71,684
	Key Ware Electronics Co. Ltd.	61,129	20,624
	Keystone Microtech Corp.	2,000	13,904
	Kindom Development Co. Ltd.	68,200	68,526
	King Chou Marine Technology Co. Ltd.	36,340	40,054
#	King Slide Works Co. Ltd.	9,000	137,099
	King Yuan Electronics Co. Ltd.	511,000	674,101
	King's Town Bank Co. Ltd.	388,000	452,499
*	King's Town Construction Co. Ltd.	34,000	41,630
	Kinik Co.	29,000	153,413
*	Kinko Optical Co. Ltd.	28,365	29,469
	Kinpo Electronics	566,000	244,746
#	Kinsus Interconnect Technology Corp.	95,000	435,731
	KMC Kuei Meng International, Inc.	17,300	91,421
	Ko Ja Cayman Co. Ltd.	5,000	7,297
	KS Terminals, Inc.	32,000	90,150
	Kung Long Batteries Industrial Co. Ltd.	33,000	153,869
	Kung Sing Engineering Corp.	190,573	44,089
	Kuo Toong International Co. Ltd.	80,315	51,415

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kuo Yang Construction Co. Ltd.	84,360	$54,757
	Kwong Lung Enterprise Co. Ltd.	20,000	30,052
	KYE Systems Corp.	99,000	32,770
	L&K Engineering Co. Ltd.	71,000	72,623
	La Kaffa International Co. Ltd.	11,000	37,050
	LAN FA Textile	93,000	28,468
	Land Mark Optoelectronics Corp.	24,000	124,626
#	Lanner Electronics, Inc.	33,048	75,471
#	Largan Precision Co. Ltd.	14,000	981,998
	Laser Tek Taiwan Co. Ltd.	14,000	12,702
	LCY Technology Corp.	14,000	12,615
	Leader Electronics, Inc.	31,000	11,840
	Leadtrend Technology Corp.	4,280	9,908
*	Lealea Enterprise Co. Ltd.	339,000	118,750
	Ledlink Optics, Inc.	17,850	13,755
	LEE CHI Enterprises Co. Ltd.	56,000	43,183
	Lemtech Holdings Co. Ltd.	9,656	34,546
*	Li Cheng Enterprise Co. Ltd.	25,785	26,970
*	Li Peng Enterprise Co. Ltd.	236,600	64,741
	Lian HWA Food Corp.	23,782	62,282
	Lida Holdings Ltd.	28,240	27,654
	Lien Hwa Industrial Holdings Corp.	151,554	304,140
*	Lingsen Precision Industries Ltd.	174,000	98,951
	Lite-On Technology Corp.	646,417	1,418,363
*	Long Bon International Co. Ltd.	97,100	54,663
	Long Da Construction & Development Corp.	61,000	45,218
#	Longchen Paper & Packaging Co. Ltd.	270,169	140,201
	Longwell Co.	24,000	43,449
	Lotes Co. Ltd.	14,303	335,528
#	Lotus Pharmaceutical Co. Ltd.	22,000	104,630
	Lu Hai Holding Corp.	16,005	16,594
	Lumax International Corp. Ltd.	21,600	49,363
	Lung Yen Life Service Corp.	59,000	79,410
	Macauto Industrial Co. Ltd.	17,000	36,078
	Machvision, Inc.	12,358	58,895
	Macroblock, Inc.	8,000	32,163
#	Macronix International Co. Ltd.	628,798	689,432
#	Makalot Industrial Co. Ltd.	59,865	283,688
	Marketech International Corp.	9,000	34,323
#	Materials Analysis Technology, Inc.	27,257	109,233
	Mayer Steel Pipe Corp.	64,000	47,484
#	Mechema Chemicals International Corp.	5,000	20,713
	MediaTek, Inc.	61,000	1,405,445
*	Medigen Biotechnology Corp.	12,000	16,541
#*	Medigen Vaccine Biologics Corp.	12,000	82,544
	Mega Financial Holding Co. Ltd.	1,129,975	1,338,583
	Meiloon Industrial Co.	33,750	24,001
	Mercuries & Associates Holding Ltd.	201,930	120,017
#*	Mercuries Life Insurance Co. Ltd.	578,761	120,828
	Merida Industry Co. Ltd.	20,000	154,428
	Merry Electronics Co. Ltd.	40,854	110,529
	Microbio Co. Ltd.	6,018	11,706
#	Micro-Star International Co. Ltd.	184,000	728,437
	Mildef Crete, Inc.	18,000	25,386
	MIN AIK Technology Co. Ltd.	58,600	36,924
	Mirle Automation Corp.	61,000	78,613
	Mitac Holdings Corp.	403,560	381,125
#	momo.com, Inc.	12,480	342,091
	MOSA Industrial Corp.	28,000	25,676

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MPI Corp.	30,000	$92,228
	Nak Sealing Technologies Corp.	19,000	54,591
	Namchow Holdings Co. Ltd.	87,000	131,389
	Nan Liu Enterprise Co. Ltd.	7,000	19,013
	Nan Ya Plastics Corp.	298,000	671,577
#	Nan Ya Printed Circuit Board Corp.	16,000	129,628
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	16,570
	Nantex Industry Co. Ltd.	52,780	75,728
#	Nanya Technology Corp.	341,432	599,841
*	National Aerospace Fasteners Corp.	8,000	16,629
	National Petroleum Co. Ltd.	7,000	11,277
	Netronix, Inc.	31,000	52,904
	New Best Wire Industrial Co. Ltd.	14,400	15,897
	New Era Electronics Co. Ltd.	29,000	16,499
*	Newmax Technology Co. Ltd.	26,000	26,383
	Nexcom International Co. Ltd.	13,000	14,263
	Nichidenbo Corp.	72,030	115,512
	Nidec Chaun-Choung Technology Corp.	3,000	10,477
	Nien Hsing Textile Co. Ltd.	51,245	39,842
	Nien Made Enterprise Co. Ltd.	46,000	441,872
	Niko Semiconductor Co. Ltd.	12,000	25,620
	Nishoku Technology, Inc.	16,000	39,241
	Nova Technology Corp.	5,000	25,248
	Novatek Microelectronics Corp.	142,000	1,265,048
#	Nuvoton Technology Corp.	20,000	80,684
	Nyquest Technology Co. Ltd.	4,000	10,632
	O-Bank Co. Ltd.	458,620	125,377
	Ocean Plastics Co. Ltd.	52,000	56,989
	OK Biotech Co. Ltd.	16,000	12,176
*	Oneness Biotech Co. Ltd.	14,000	88,265
	Orient Europharma Co. Ltd.	8,000	9,161
	Orient Semiconductor Electronics Ltd.	203,107	111,943
	Oriental Union Chemical Corp.	263,000	153,090
	O-TA Precision Industry Co. Ltd.	21,422	82,503
	Pacific Construction Co.	29,000	9,089
	Pacific Hospital Supply Co. Ltd.	16,496	36,584
	Paiho Shih Holdings Corp.	47,472	50,248
	Pan Jit International, Inc.	51,700	113,489
	Pan-International Industrial Corp.	165,000	195,742
	Parade Technologies Ltd.	9,000	338,925
	Paragon Technologies Co. Ltd.	26,000	16,766
	Parpro Corp.	19,000	15,253
	PChome Online, Inc.	32,000	68,504
	PCL Technologies, Inc.	6,610	17,697
	P-Duke Technology Co. Ltd.	23,968	59,850
	Pegatron Corp.	533,000	1,109,592
	Pegavision Corp.	8,000	122,839
*	PharmaEssentia Corp.	5,000	95,044
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	392,371
	Pixart Imaging, Inc.	34,000	102,543
	Planet Technology Corp.	14,000	35,492
	Plastron Precision Co. Ltd.	28,126	12,039
	Plotech Co. Ltd.	21,600	16,763
	Polytronics Technology Corp.	12,564	27,818
	Posiflex Technology, Inc.	17,284	77,758
	Pou Chen Corp.	666,000	597,992
	Power Wind Health Industry, Inc.	11,968	50,339
#	Powerchip Semiconductor Manufacturing Corp.	447,000	529,851

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Powertech Technology, Inc.	394,000	$1,129,360
	Poya International Co. Ltd.	19,953	250,416
	President Chain Store Corp.	79,000	746,976
	President Securities Corp.	455,652	239,134
	Primax Electronics Ltd.	181,000	423,673
	Prince Housing & Development Corp.	421,000	162,658
	Pro Hawk Corp.	6,000	33,778
	Promate Electronic Co. Ltd.	39,000	50,178
	Prosperity Dielectrics Co. Ltd.	35,086	46,453
#	Qisda Corp.	303,000	290,380
	QST International Corp.	23,000	42,587
	Qualipoly Chemical Corp.	21,000	25,377
	Quang Viet Enterprise Co. Ltd.	17,000	62,236
	Quanta Computer, Inc.	350,000	993,628
	Quanta Storage, Inc.	62,000	85,348
	Quintain Steel Co. Ltd.	57,567	23,088
	Radiant Opto-Electronics Corp.	159,000	497,621
	Radium Life Tech Co. Ltd.	287,089	87,478
	Rafael Microelectronics, Inc.	10,821	45,632
*	RDC Semiconductor Co. Ltd.	12,000	141,289
	Realtek Semiconductor Corp.	116,000	1,333,970
	Rechi Precision Co. Ltd.	170,000	96,261
	Rexon Industrial Corp. Ltd.	49,000	54,226
	Rich Development Co. Ltd.	251,000	73,727
*	Ritek Corp.	354,084	87,896
	Rodex Fasteners Corp.	13,000	19,394
*	Roo Hsing Co. Ltd.	204,000	19,836
	Ruentex Development Co. Ltd.	335,399	616,229
	Ruentex Engineering & Construction Co.	7,000	19,473
	Ruentex Industries Ltd.	180,960	374,751
#	Sampo Corp.	104,400	91,541
	San Fang Chemical Industry Co. Ltd.	75,679	49,446
	San Far Property Ltd.	128,925	56,214
	San Shing Fastech Corp.	44,000	80,170
	Sanitar Co. Ltd.	13,000	14,477
	Sanyang Motor Co. Ltd.	219,000	280,011
	Savior Lifetec Corp.	72,074	38,926
	Scan-D Corp.	9,000	14,257
	SCI Pharmtech, Inc.	15,600	43,115
	Scientech Corp.	20,000	48,692
	ScinoPharm Taiwan Ltd.	13,000	11,105
	SDI Corp.	28,000	113,942
	Sea Sonic Electronics Co. Ltd.	19,000	34,403
	Senao International Co. Ltd.	28,000	29,104
#	Senao Networks, Inc.	10,000	73,043
	Sensortek Technology Corp.	7,000	64,959
	Sercomm Corp.	85,000	258,264
	Sesoda Corp.	79,104	126,913
	Shanghai Commercial & Savings Bank Ltd.	367,000	616,087
	Shan-Loong Transportation Co. Ltd.	44,000	49,954
	Sharehope Medicine Co. Ltd.	15,421	18,137
	Sheng Yu Steel Co. Ltd.	40,000	30,726
	ShenMao Technology, Inc.	21,000	38,202
	Shih Her Technologies, Inc.	19,000	35,515
	Shih Wei Navigation Co. Ltd.	144,722	153,635
#	Shihlin Electric & Engineering Corp.	127,000	269,976
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	19,612
	Shin Hsiung Natural Gas Co. Ltd.	6,000	15,941
	Shin Kong Financial Holding Co. Ltd.	3,171,243	906,497

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Zu Shing Co. Ltd.	52,980	$143,466
*	Shining Building Business Co. Ltd.	191,632	59,035
	Shinkong Insurance Co. Ltd.	78,000	134,593
	Shinkong Synthetic Fibers Corp.	548,000	333,350
	Shinkong Textile Co. Ltd.	14,000	18,934
	Shiny Chemical Industrial Co. Ltd.	22,360	112,630
	ShunSin Technology Holding Ltd.	7,000	16,439
*	Shuttle, Inc.	154,000	70,590
#	Sigurd Microelectronics Corp.	233,226	390,450
	Silergy Corp.	12,000	224,572
	Simplo Technology Co. Ltd.	34,600	305,816
	Sinbon Electronics Co. Ltd.	35,064	325,646
	Sincere Navigation Corp.	133,900	106,707
	Single Well Industrial Corp.	20,700	16,191
	Sinher Technology, Inc.	28,000	32,502
	Sinmag Equipment Corp.	17,420	53,391
	Sino-American Silicon Products, Inc.	228,000	1,087,760
	Sinon Corp.	180,000	210,730
	SinoPac Financial Holdings Co. Ltd.	2,199,445	1,245,723
	Sinphar Pharmaceutical Co. Ltd.	30,340	28,690
	Sinyi Realty, Inc.	80,544	82,182
	Sirtec International Co. Ltd.	42,800	32,329
#	Sitronix Technology Corp.	51,000	286,953
#	Siward Crystal Technology Co. Ltd.	64,000	79,783
	Soft-World International Corp.	21,000	51,997
	Solar Applied Materials Technology Corp.	98,398	122,035
	Solomon Technology Corp.	56,000	55,626
	Solteam, Inc.	11,110	20,723
#	Sonix Technology Co. Ltd.	29,000	56,307
	Speed Tech Corp.	28,000	51,334
#	Spirox Corp.	29,000	25,507
#	Sporton International, Inc.	20,315	139,174
	St Shine Optical Co. Ltd.	17,000	149,140
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	47,575
	Standard Foods Corp.	114,402	163,669
	Stark Technology, Inc.	19,200	55,795
	Sun Race Sturmey-Archer, Inc.	13,000	18,548
*	Sun Yad Construction Co. Ltd.	46,000	23,442
	Sunfun Info Co. Ltd.	2,000	17,428
	Sunjuice Holdings Co. Ltd.	5,000	44,670
	Sunko INK Co. Ltd.	55,250	30,045
	SunMax Biotechnology Co. Ltd.	11,000	55,143
	Sunny Friend Environmental Technology Co. Ltd.	22,000	135,623
	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	90,873
	Sunplus Technology Co. Ltd.	183,000	178,738
	Sunrex Technology Corp.	34,561	44,599
	Sunspring Metal Corp.	41,351	36,639
	Supreme Electronics Co. Ltd.	150,935	187,621
	Swancor Holding Co. Ltd.	12,000	44,196
	Sweeten Real Estate Development Co. Ltd.	22,000	17,302
	Symtek Automation Asia Co. Ltd.	15,486	48,698
	Syncmold Enterprise Corp.	45,000	93,320
*	SYNergy ScienTech Corp.	12,000	8,710
	Synmosa Biopharma Corp.	66,014	68,737
	Synnex Technology International Corp.	356,250	660,904
	Systex Corp.	51,000	125,335
	T3EX Global Holdings Corp.	35,039	100,902
	TA Chen Stainless Pipe	499,850	586,010
	Ta Liang Technology Co. Ltd.	22,000	40,603

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ta Ya Electric Wire & Cable	99,212	$79,212
	Ta Yih Industrial Co. Ltd.	17,000	19,900
	Tah Hsin Industrial Corp.	16,011	36,603
	TA-I Technology Co. Ltd.	34,750	50,914
*	Tai Tung Communication Co. Ltd.	25,934	12,717
	Taichung Commercial Bank Co. Ltd.	1,249,041	556,155
	TaiDoc Technology Corp.	14,471	94,397
#	Taiflex Scientific Co. Ltd.	70,060	96,415
#	Taimide Tech, Inc.	34,450	46,173
	Tainan Enterprises Co. Ltd.	37,000	27,297
	Tainan Spinning Co. Ltd.	518,240	312,150
	Tai-Saw Technology Co. Ltd.	27,000	35,450
	Taishin Financial Holding Co. Ltd.	2,090,460	1,100,422
	Taisun Enterprise Co. Ltd.	62,000	71,694
#	Taita Chemical Co. Ltd.	126,197	101,798
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	38,428
	Taiwan Business Bank	1,757,618	729,494
#	Taiwan Cement Corp.	923,102	1,197,881
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	48,696
	Taiwan Cogeneration Corp.	87,000	108,352
	Taiwan Cooperative Financial Holding Co. Ltd.	1,255,495	1,151,083
	Taiwan FamilyMart Co. Ltd.	11,000	68,762
	Taiwan Fertilizer Co. Ltd.	231,000	495,421
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	62,720
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	48,370
	Taiwan Glass Industry Corp.	455,046	270,872
	Taiwan High Speed Rail Corp.	250,000	244,325
	Taiwan Hon Chuan Enterprise Co. Ltd.	137,927	341,748
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	60,656
*	Taiwan IC Packaging Corp.	24,000	10,880
*††	Taiwan Land Development Corp.	269,666	18,103
	Taiwan Mobile Co. Ltd.	170,000	576,893
	Taiwan Navigation Co. Ltd.	88,000	84,845
	Taiwan Paiho Ltd.	152,000	310,471
	Taiwan PCB Techvest Co. Ltd.	101,000	125,223
	Taiwan Sakura Corp.	51,200	108,234
	Taiwan Sanyo Electric Co. Ltd.	10,000	11,816
	Taiwan Secom Co. Ltd.	59,000	202,481
	Taiwan Semiconductor Co. Ltd.	45,000	121,701
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	11,446,569
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	20,064,991
	Taiwan Shin Kong Security Co. Ltd.	56,560	73,921
	Taiwan Steel Union Co. Ltd.	5,000	14,363
	Taiwan Styrene Monomer	119,000	55,201
	Taiwan Surface Mounting Technology Corp.	64,800	188,347
	Taiwan Taxi Co. Ltd.	7,292	18,994
#*	Taiwan TEA Corp.	281,000	179,774
	Taiwan Union Technology Corp.	65,000	113,636
#	Taiwan-Asia Semiconductor Corp.	117,889	163,185
	Taiyen Biotech Co. Ltd.	42,000	47,469
*	Tatung Co. Ltd.	441,000	514,624
	TCI Co. Ltd.	30,256	145,899
	Te Chang Construction Co. Ltd.	29,000	28,243
	Team Group, Inc.	14,000	13,282
	Teco Electric & Machinery Co. Ltd.	548,000	539,305
	Tehmag Foods Corp.	10,560	90,802
	TEKOM Technologies, Inc.	3,000	11,121
	Tera Autotech Corp.	29,187	18,015
	Test Research, Inc.	42,000	86,484

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Test Rite International Co. Ltd.	62,000	$45,058
	Tex-Ray Industrial Co. Ltd.	50,000	20,126
	Thermaltake Technology Co. Ltd.	19,000	16,519
	Thinking Electronic Industrial Co. Ltd.	24,000	112,312
	Thye Ming Industrial Co. Ltd.	44,800	61,396
	Ton Yi Industrial Corp.	294,000	161,308
	Tong Hsing Electronic Industries Ltd.	47,208	310,310
	Tong Yang Industry Co. Ltd.	199,000	334,753
*	Tong-Tai Machine & Tool Co. Ltd.	85,060	39,532
	Topco Scientific Co. Ltd.	48,876	252,592
	Topkey Corp.	26,000	127,953
	Topoint Technology Co. Ltd.	65,200	62,341
	Toung Loong Textile Manufacturing	42,000	39,871
	TPK Holding Co. Ltd.	155,000	178,227
	Trade-Van Information Services Co.	11,000	22,302
	Transcend Information, Inc.	24,000	51,253
	Transcom, Inc.	8,000	34,817
	Tripod Technology Corp.	149,000	511,234
	Tsang Yow Industrial Co. Ltd.	20,000	19,747
	Tsann Kuen Enterprise Co. Ltd.	16,000	17,404
	TSC Auto ID Technology Co. Ltd.	13,530	78,436
	TSRC Corp.	216,000	187,205
	Ttet Union Corp.	12,000	62,215
	TTFB Co. Ltd.	3,000	23,065
	TTY Biopharm Co. Ltd.	60,000	141,889
#	Tung Ho Steel Enterprise Corp.	248,570	431,238
	Tung Thih Electronic Co. Ltd.	19,000	95,786
	Turvo International Co. Ltd.	10,410	39,728
	TXC Corp.	99,000	290,474
	TYC Brother Industrial Co. Ltd.	116,000	123,063
*	Tycoons Group Enterprise	143,700	38,720
	Tyntek Corp.	110,000	69,776
	UDE Corp.	34,000	43,332
	U-Ming Marine Transport Corp.	189,000	265,652
	Unic Technology Corp.	28,000	14,221
#	Unimicron Technology Corp.	117,000	624,160
	Union Bank Of Taiwan	891,994	398,863
#	Uni-President Enterprises Corp.	747,560	1,759,856
	Unitech Computer Co. Ltd.	35,000	35,669
*	Unitech Printed Circuit Board Corp.	186,540	106,499
#	United Integrated Services Co. Ltd.	64,000	328,129
#	United Microelectronics Corp., Sponsored ADR	5,400	36,828
#	United Microelectronics Corp.	1,562,000	2,101,295
	United Orthopedic Corp.	18,422	18,407
	United Radiant Technology	34,000	18,094
*	United Recommend International Co. Ltd.	5,000	13,844
*	United Renewable Energy Co. Ltd.	369,206	272,681
††	Unity Opto Technology Co. Ltd.	186,000	4,799
	Universal Cement Corp.	203,120	148,846
	Universal Vision Biotechnology Co. Ltd.	12,000	131,780
	Unizyx Holding Corp.	89,000	92,847
#	UPC Technology Corp.	321,221	163,213
	Userjoy Technology Co. Ltd.	8,884	20,353
#	USI Corp.	392,204	300,509
	Utechzone Co. Ltd.	15,000	40,931
#	Vanguard International Semiconductor Corp.	229,000	551,555
	Ve Wong Corp.	18,000	20,029
	Ventec International Group Co. Ltd.	21,000	46,083
	Via Technologies, Inc.	23,000	56,752

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Visual Photonics Epitaxy Co. Ltd.	47,500	$117,365
	Vivotek, Inc.	13,863	37,095
	Voltronic Power Technology Corp.	15,442	758,468
	Wafer Works Corp.	137,048	218,914
	Waffer Technology Corp.	31,000	42,690
	Wah Hong Industrial Corp.	27,000	23,782
	Wah Lee Industrial Corp.	76,500	224,881
	Walsin Lihwa Corp.	744,000	846,401
	Walsin Technology Corp.	88,398	302,185
	Walton Advanced Engineering, Inc.	127,000	53,857
	Wan Hai Lines Ltd.	195,500	702,475
	We & Win Development Co. Ltd.	115,000	34,777
	WEI Chih Steel Industrial Co. Ltd.	15,000	11,048
	Wei Chuan Foods Corp.	104,000	70,603
#	Weikeng Industrial Co. Ltd.	134,734	119,146
	Well Shin Technology Co. Ltd.	34,000	51,032
	WELLELL, Inc.	24,000	20,398
	Wholetech System Hitech Ltd.	19,000	30,265
	Win Semiconductors Corp.	84,840	450,678
	Winbond Electronics Corp.	961,804	748,785
	Winstek Semiconductor Co. Ltd.	41,000	65,333
	WinWay Technology Co. Ltd.	5,000	65,117
	Wisdom Marine Lines Co. Ltd.	158,236	363,286
	Wistron Corp.	890,288	789,707
	Wistron Information Technology & Services Corp.	5,000	13,101
	Wistron NeWeb Corp.	105,267	264,270
#	Wiwynn Corp.	17,000	420,521
	Wonderful Hi-Tech Co. Ltd.	44,357	53,539
	Wowprime Corp.	41,000	169,142
	WPG Holdings Ltd.	425,520	714,945
	WT Microelectronics Co. Ltd.	140,567	325,690
	WUS Printed Circuit Co. Ltd.	70,735	65,576
	XAC Automation Corp.	27,000	22,408
	XinTec, Inc.	54,000	233,983
*††	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	59,510
	Yageo Corp.	86,578	999,634
	Yang Ming Marine Transport Corp.	598,215	1,804,089
	YC INOX Co. Ltd.	80,094	82,067
	Yea Shin International Development Co. Ltd.	79,988	61,129
#	Yem Chio Co. Ltd.	185,936	87,212
	Yeong Guan Energy Technology Group Co. Ltd.	43,164	82,700
	YFC-Boneagle Electric Co. Ltd.	31,000	31,594
#	YFY, Inc.	554,000	446,963
	Yi Jinn Industrial Co. Ltd.	92,800	53,176
*	Yieh Hsing Enterprise Co. Ltd.	35,000	13,091
*	Yieh Phui Enterprise Co. Ltd.	348,774	190,832
	YONGGU Group, Inc.	4,000	7,225
	Yonyu Plastics Co. Ltd.	38,000	42,157
	Young Fast Optoelectronics Co. Ltd.	30,000	31,830
	Youngtek Electronics Corp.	30,160	68,578
#	Yuan High-Tech Development Co. Ltd.	3,600	9,375
	Yuanta Financial Holding Co. Ltd.	1,549,514	1,038,636
	Yuanta Futures Co. Ltd.	15,792	25,046
	Yuen Chang Stainless Steel Co. Ltd.	31,547	21,954
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	45,430
	Yulon Finance Corp.	77,439	463,742
	Yulon Motor Co. Ltd.	226,834	347,999
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,948

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yungshin Construction & Development Co. Ltd.	24,000	$48,541
	YungShin Global Holding Corp.	42,800	58,377
	Yusin Holding Corp.	6,000	16,715
	Zeng Hsing Industrial Co. Ltd.	22,000	98,617
	Zenitron Corp.	78,000	78,291
	Zero One Technology Co. Ltd.	40,528	53,245
#	Zhen Ding Technology Holding Ltd.	181,400	687,080
	Zig Sheng Industrial Co. Ltd.	168,000	63,171
	ZillTek Technology Corp.	2,000	15,742
#*	Zinwell Corp.	137,000	78,821
	Zippy Technology Corp.	45,000	62,305
	ZongTai Real Estate Development Co. Ltd.	47,701	44,159
TOTAL TAIWAN			190,250,065
THAILAND — (0.7%)
	AAPICO Hitech PCL	71,300	40,870
	Absolute Clean Energy PCL	496,900	36,177
	Advanced Info Service PCL	83,800	457,588
	Advanced Information Technology PCL	284,000	45,906
	AEON Thana Sinsap Thailand PCL	29,800	134,387
*	After You PCL	82,900	21,170
	AgriPure Holdings PLC	101,200	15,121
*	Airports of Thailand PCL	162,100	309,360
	AJ Plast PCL	58,400	23,481
*	Alpha Divisions PCL, Class F	344,600	11,796
	Amanah Leasing PCL	61,400	6,772
	Amata Corp. PCL	196,400	96,039
*	Ananda Development PCL	1,207,400	44,281
	AP Thailand PCL	1,278,500	338,641
	Asia Plus Group Holdings PCL	679,600	58,710
	Asia Sermkij Leasing PCL, NVDR	24,600	24,059
	Asian Insulators PCL	71,750	11,403
	Asian Sea Corp. PCL, Class F	96,500	41,945
	Asiasoft Corp. PCL	30,600	12,386
	Asset World Corp. PCL	392,000	53,246
	B Grimm Power PCL	103,600	106,949
	Bangchak Corp. PCL	461,800	370,092
*	Bangkok Airways PCL	246,600	63,308
	Bangkok Bank PCL	15,100	54,353
	Bangkok Bank PCL, NVDR	35,500	127,785
	Bangkok Chain Hospital PCL	392,400	216,401
	Bangkok Commercial Asset Management PCL	278,000	127,634
	Bangkok Dusit Medical Services PCL, Class F	305,300	221,863
	Bangkok Expressway & Metro PCL	353,440	83,535
	Bangkok Insurance PCL	6,400	46,944
	Bangkok Land PCL	4,528,100	125,473
	Bangkok Life Assurance PCL, NVDR	137,800	142,255
*	Bangkok Ranch PCL	236,200	20,534
	Banpu PCL	1,653,333	601,865
	Banpu Power PCL	99,800	40,939
	BCPG PCL	127,000	35,191
	BEC World PCL	309,452	105,084
	Berli Jucker PCL	197,050	173,978
*	Better World Green PCL	1,758,200	38,689
	BG Container Glass PCL	32,000	9,128
*	Bound & Beyond PCL	65,700	21,954
	BTS Group Holdings PCL	679,500	158,753
	Bumrungrad Hospital PCL	12,900	63,782
	Business Online PCL	88,600	25,273

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Cal-Comp Electronics Thailand PCL, Class F	1,166,440	$79,854
	Carabao Group PCL, Class F	45,100	137,836
	Central Pattana PCL	114,800	198,039
	Central Retail Corp. PCL	149,775	148,514
	CH Karnchang PCL	434,200	252,428
	Charoen Pokphand Foods PCL	878,800	602,817
	Chularat Hospital PCL, Class F	1,709,500	173,690
	CIMB Thai Bank PCL	778,200	17,336
	CK Power PCL	271,900	39,518
	Com7 PCL, Class F	126,700	104,981
*	Country Group Development PCL	907,200	11,090
*	Country Group Holdings PCL, Class F	420,300	9,134
	CP ALL PCL	156,500	260,408
	Delta Electronics Thailand PCL	5,300	68,248
	Demco PCL	239,200	20,794
	Dhipaya Group Holdings PCL	133,200	211,687
	Diamond Building Products PCL	85,800	17,132
	Do Day Dream PCL	11,500	4,343
	Dohome PCL	127,080	55,582
	Dynasty Ceramic PCL	1,370,220	104,972
*	E for L Aim PCL	525,000	6,989
	Eastern Polymer Group PCL, Class F	259,000	68,250
	Eastern Power Group PCL	179,764	21,878
	Eastern Water Resources Development & Management PCL, Class F	233,400	43,751
	Ekachai Medical Care PCL	92,976	19,323
	Electricity Generating PCL	27,900	140,220
	Energy Absolute PCL	97,000	218,059
*	Esso Thailand PCL	203,700	58,658
	Exotic Food PCL, Class F	42,200	17,082
	Forth Corp. PCL	71,200	86,074
	Forth Smart Service PCL	86,500	46,058
	Frasers Property Thailand PCL	25,000	10,187
*	General Engineering PCL	1,863,500	10,631
	GFPT PCL	236,800	100,999
	Global Green Chemicals PCL, Class F	117,000	47,042
	Global Power Synergy PCL, Class F	68,831	126,686
	Gulf Energy Development PCL	61,600	79,071
	Gunkul Engineering PCL	913,700	134,039
	Haad Thip PCL	13,900	11,045
	Hana Microelectronics PCL	141,600	175,990
	Home Product Center PCL	636,320	229,912
	Hwa Fong Rubber Thailand PCL	88,400	15,610
	Ichitan Group PCL	155,600	33,606
	Index Livingmall PCL	63,600	28,854
	Indorama Ventures PCL	287,500	341,704
	Infraset PCL	106,000	12,152
	Interlink Communication PCL	140,900	29,474
*	Interlink Telecom PCL	202,400	22,544
	Internet Thailand PCL	90,500	14,014
*	Interpharma PCL	37,000	17,791
	IRPC PCL	3,303,400	292,559
	IT City PCL	21,800	4,146
*	Italian-Thai Development PCL	1,448,300	80,264
*	Jasmine International PCL	1,957,700	139,342
*	Jasmine Technology Solution PCL	12,900	193,447
	Jay Mart PCL	13,500	17,512
*	JKN Global Media PCL	88,200	9,345
	JMT Network Services PCL, Class F	29,480	59,865
	JWD Infologistics PCL	158,700	57,341

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kang Yong Electric PCL	100	$951
	Karmarts PCL	338,400	44,311
	Kasikornbank PCL	48,100	190,780
	Kasikornbank PCL, NVDR	96,900	384,336
	KCE Electronics PCL	186,800	318,438
	KGI Securities Thailand PCL	290,700	36,328
	Khon Kaen Sugar Industry PCL	625,296	59,455
	Kiatnakin Phatra Bank PCL	90,400	161,472
	Krung Thai Bank PCL	771,800	333,377
	Krungthai Card PCL	128,800	200,321
	Ladprao General Hospital PCL, Class F	56,700	8,934
	Lalin Property PCL	23,700	5,730
	Land & Houses PCL	1,333,400	307,903
	Land & Houses PCL, NVDR	108,300	25,008
	Lanna Resources PCL	121,200	74,412
	LH Financial Group PCL	1,555,400	50,283
	Loxley PCL	909,200	56,316
	LPN Development PCL	565,100	67,548
*	Master Ad PCL	280,600	3,964
*	MBK PCL	349,819	149,203
	MC Group PCL	39,700	10,192
	MCS Steel PCL	101,800	31,804
*	MDX PCL	63,100	8,537
	Mega Lifesciences PCL	117,700	155,878
	Millcon Steel PCL	707,300	16,333
*	Minor International PCL	80,146	72,939
	MK Restaurants Group PCL	60,200	83,407
*	Mono Next PCL	707,900	29,231
	Muangthai Capital PCL	148,100	194,127
	Namyong Terminal PCL	161,200	16,641
*	Nawarat Patanakarn PCL	960,400	18,785
	Netbay PCL	22,700	15,571
	Noble Development PCL	162,000	19,804
	Nonthavej Hospital PCL	10,100	10,907
	Northeast Rubber PCL	278,200	45,724
	Origin Property PCL, Class F	285,200	77,092
	Osotspa PCL	243,200	206,466
	Pacific Pipe PCL	149,600	15,118
*	Plan B Media PCL, Class F	667,764	109,752
*	Platinum Group PCL, Class F	367,600	31,957
	Polyplex Thailand PCL	171,000	105,917
*	Power Solution Technologies PCL, Class F	351,000	17,641
	Praram 9 Hospital PCL	51,200	23,785
	Precious Shipping PCL	252,100	123,276
	Premier Marketing PCL	152,100	36,775
	Prima Marine PCL	355,600	51,683
*	Principal Capital PCL	74,100	13,991
	Property Perfect PCL	3,542,385	38,494
	Pruksa Holding PCL	319,400	107,595
	PTG Energy PCL	448,900	174,389
	PTT Exploration & Production PCL	296,000	1,306,710
	PTT Global Chemical PCL	202,600	243,549
	PTT PCL	1,112,800	1,050,524
	Pylon PCL	123,600	14,841
	Quality Houses PCL	3,273,183	190,291
	R&B Food Supply PCL	50,900	17,700
*	Raimon Land PCL	1,256,400	25,258
	Rajthanee Hospital PCL	75,000	77,425
	Ratch Group PCL	89,900	93,417

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ratchaphruek Hospital PCL, Class F	70,600	$11,987
	Ratchthani Leasing PCL	1,019,437	112,994
	Regional Container Lines PCL	140,400	143,032
	Rojana Industrial Park PCL	322,357	54,295
	RS PCL	122,100	51,414
*	S Hotels & Resorts PCL	202,000	21,512
	S Kijchai Enterprise PCL, Class F	51,600	8,761
	Sabina PCL	82,500	55,583
	Saha Pathana Inter-Holding PCL	18,900	35,941
	Sahakol Equipment PCL	130,700	6,640
	Sahamitr Pressure Container PCL	69,300	29,557
	Saha-Union PCL	22,400	16,126
*	Samart Corp. PCL	126,000	19,853
	Samart Telcoms PCL	70,100	12,093
	Sansiri PCL	5,327,000	144,716
	Sappe PCL	67,600	67,490
	SC Asset Corp. PCL	708,025	65,013
	SCB X PCL	77,300	213,147
	SCG Ceramics PCL	312,000	16,867
	SCG Packaging PCL	73,600	101,972
*	SEAFCO PCL	144,243	13,480
*	Seafresh Industry PCL	103,900	9,427
	Sena Development PCL	241,700	25,345
*	SENA J Property PCL	140,700	4,205
	Sermsang Power Corp. Co. Ltd.	74,052	19,011
*	Seven Utilities & Power PLC	661,500	15,994
	Siam Cement PCL, NVDR	5,100	51,679
	Siam Cement PCL	22,500	227,995
	Siam City Cement PCL	25,368	104,752
	Siam Global House PCL	403,781	206,223
	Siamgas & Petrochemicals PCL	221,200	69,707
	Siamrajathanee PCL	26,640	8,540
	Sikarin PCL, Class F	215,200	70,739
*	Singha Estate PCL	1,148,100	58,637
	Sino-Thai Engineering & Construction PCL	203,400	66,861
	SiS Distribution Thailand PCL	20,600	15,810
*	SKY ICT PCL, Class F	94,400	26,671
	SNC Former PCL	49,100	24,677
	Somboon Advance Technology PCL	148,200	71,664
	SPCG PCL	242,800	103,558
	Sri Trang Agro-Industry PCL	366,340	215,962
	Sri Trang Gloves Thailand PCL	340,700	150,867
	Sriracha Construction PCL	21,000	5,819
	Srisawad Corp. PCL	222,267	300,402
	Srisawad Finance PCL	32,200	24,712
	Srivichai Vejvivat PCL	95,700	28,858
	Star Petroleum Refining PCL	774,000	246,015
	Starflex PCL	106,500	9,837
*	STARK Corp. PCL	888,200	104,239
	Stars Microelectronics Thailand PCL	165,500	20,592
*	STP & I PCL	412,920	41,729
	Supalai PCL	498,100	262,514
	Super Energy Corp. PCL	8,056,000	155,386
	SVI PCL	101,500	21,646
	Synnex Thailand PCL	61,700	31,512
	Syntec Construction PCL	531,900	22,686
	TAC Consumer PCL, Class F	100,400	18,002
	Taokaenoi Food & Marketing PCL, Class F	94,900	18,433
	Tata Steel Thailand PCL	988,400	27,388

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Nakarin Hospital PCL	12,500	$12,310
	Thai Oil PCL	295,200	411,002
*	Thai Reinsurance PCL	297,000	8,553
	Thai Rubber Latex Group PCL	406,440	24,954
	Thai Solar Energy PCL, Class F	312,228	17,982
	Thai Stanley Electric PCL, Class F	8,800	40,522
	Thai Union Group PCL, Class F	859,400	380,555
	Thai Vegetable Oil PCL	201,500	166,959
	Thai Wah PCL, Class F	134,500	20,462
	Thaicom PCL	290,200	69,377
	Thaifoods Group PCL, Class F	701,000	108,549
	Thaire Life Assurance PCL, Class F	197,200	23,679
	Thanachart Capital PCL	97,700	100,195
	Thitikorn PCL	33,700	9,109
	Thonburi Healthcare Group PCL	87,600	154,091
	Thoresen Thai Agencies PCL	544,900	130,267
	Tipco Asphalt PCL	208,200	90,497
	TIPCO Foods PCL	132,600	31,340
	Tisco Financial Group PCL, NVDR	31,000	74,531
	Tisco Financial Group PCL	37,100	89,197
	TKS Technologies PCL	33,000	8,517
	TMBThanachart Bank PCL	5,366,849	174,958
	TMT Steel PCL	109,200	24,029
	TOA Paint Thailand PCL	124,800	93,235
	Total Access Communication PCL	145,300	181,576
	TPC Power Holding PCL, Class F	54,800	11,835
	TPI Polene PCL	2,384,500	102,350
	TPI Polene Power PCL	1,084,900	109,050
	TQM Corp. PCL	72,200	88,264
	True Corp. PCL	4,318,465	556,086
*	TTCL PCL	75,100	9,793
	TTW PCL	458,500	129,541
*	U City PLC, Class F	2,479,634	77,467
	Union Auction PCL	164,600	35,996
*	Unique Engineering & Construction PCL	383,500	49,800
	United Paper PCL	151,300	69,464
*	United Power of Asia PCL, Class F	500	4
	Univanich Palm Oil PCL	127,800	26,213
	Univentures PCL	490,400	33,839
	Vanachai Group PCL	243,000	48,521
	VGI PCL	146,250	17,323
	WHA Corp. PCL	1,375,600	112,111
	WHA Utilities & Power PCL	205,600	20,778
	WICE Logistics PCL	72,700	22,515
	Workpoint Entertainment PCL	81,820	42,233
	Ziga Innovation PCL	87,600	12,494
TOTAL THAILAND			25,780,303
TURKEY — (0.2%)
	Akbank TAS	274,538	132,906
	Aksa Akrilik Kimya Sanayii AS	84,735	278,702
	Aksa Enerji Uretim AS	135,820	229,039
	Alarko Holding AS	38,338	83,670
*	Albaraka Turk Katilim Bankasi AS	608,712	46,342
	Alkim Alkali Kimya AS	26,857	32,146
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	20,572
	Anadolu Efes Biracilik Ve Malt Sanayii AS	43,440	89,262
	Anadolu Hayat Emeklilik AS	37,705	26,094
#	Arcelik AS	46,477	168,734

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	$12,923
	Bera Holding AS	118,593	97,645
	BIM Birlesik Magazalar AS	40,857	210,585
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	25,451
	Borusan Yatirim ve Pazarlama AS	421	9,379
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	7,212
	Cimsa Cimento Sanayi VE Ticaret AS	14,544	31,601
	Coca-Cola Icecek AS	33,693	273,377
#*	Dogan Sirketler Grubu Holding AS	492,406	107,044
	EGE Endustri VE Ticaret AS	351	41,895
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	32,798
#Ω	Enerjisa Enerji AS	61,562	52,125
	Enka Insaat ve Sanayi AS	92,855	96,874
	Eregli Demir ve Celik Fabrikalari TAS	35,118	54,398
*	Fenerbahce Futbol AS	11,914	33,512
	Ford Otomotiv Sanayi AS	11,312	192,438
*	Global Yatirim Holding AS	120,279	21,009
*	Goodyear Lastikleri TAS	39,372	23,129
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	26,566
*	GSD Holding AS	29,592	6,654
*	Gubre Fabrikalari TAS	6,467	32,243
#*	Hektas Ticaret TAS	82,212	151,240
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	23,777
*	Is Finansal Kiralama AS	35,715	7,524
	Is Yatirim Menkul Degerler AS, Class A	97,764	114,802
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	18,312
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	119,130
	KOC Holding AS	38,439	79,453
	Kordsa Teknik Tekstil AS	17,841	48,258
#	Koza Altin Isletmeleri AS	10,534	95,231
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	61,544
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	105,763
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	17,264	60,772
*	Migros Ticaret AS	38,967	122,088
*Ω	MLP Saglik Hizmetleri AS	5,480	12,565
*	NET Holding AS	46,404	29,008
*	Netas Telekomunikasyon AS	5,037	5,168
	Nuh Cimento Sanayi AS	13,762	44,964
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	25,021
	Otokar Otomotiv Ve Savunma Sanayi AS	1,999	53,515
*	Oyak Cimento Fabrikalari AS	17,621	12,437
*	Pegasus Hava Tasimaciligi AS	8,731	81,706
#*	Petkim Petrokimya Holding AS	190,463	94,880
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	99,401	77,251
#*	Sekerbank Turk AS	221,351	21,198
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	59,242
#	Sok Marketler Ticaret AS	14,028	10,992
	Tat Gida Sanayi AS	14,814	15,212
#*	TAV Havalimanlari Holding AS	79,416	249,536
	Tekfen Holding AS	69,811	99,427
*	Teknosa Ic Ve Dis Ticaret AS	29,428	13,593
#	Tofas Turk Otomobil Fabrikasi AS	33,556	138,549
*	Turk Hava Yollari AO	151,960	427,451
	Turk Telekomunikasyon AS	64,091	32,483
#	Turkcell Iletisim Hizmetleri AS	237,210	225,385
#*	Turkiye Halk Bankasi AS	95,158	25,921
*	Turkiye Petrol Rafinerileri AS	5,350	80,139
#*	Turkiye Sinai Kalkinma Bankasi AS	135,650	20,038
	Turkiye Sise ve Cam Fabrikalari AS	216,994	265,160

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	$30,648
*	Ulker Biskuvi Sanayi AS	49,077	40,434
	Vestel Elektronik Sanayi ve Ticaret AS	32,970	44,368
#	Yapi ve Kredi Bankasi AS	548,219	145,921
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	50,783
*	Zorlu Enerji Elektrik Uretim AS	148,845	17,325
TOTAL TURKEY			5,954,539
UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	330,931	822,549
	Abu Dhabi Islamic Bank PJSC	444,765	1,102,228
	Abu Dhabi National Hotels	44,339	46,477
	Abu Dhabi National Insurance Co. PSC	21,800	36,565
	Abu Dhabi National Oil Co. for Distribution PJSC	456,764	532,627
	Agthia Group PJSC	99,521	144,751
	Air Arabia PJSC	622,481	373,439
*	Ajman Bank PJSC	412,836	85,319
	Aldar Properties PJSC	859,859	1,148,699
	Amanat Holdings PJSC	396,191	100,256
*	Amlak Finance PJSC	316,009	41,983
*	Apex Investment Co. PSC	68,205	92,177
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	218,715	225,482
*	Arkan Building Materials Co.	193,809	62,907
	Dana Gas PJSC	1,108,984	302,270
*	Deyaar Development PJSC	419,068	57,199
	Dubai Financial Market PJSC	272,896	127,624
	Dubai Investments PJSC	769,897	484,722
	Dubai Islamic Bank PJSC	331,900	531,872
*	Emaar Development PJSC	348,162	420,971
	Emaar Properties PJSC	925,309	1,388,604
	Emirates Driving Co.	1,837	9,992
	Emirates Integrated Telecommunications Co. PJSC	98,315	164,005
	Emirates NBD Bank PJSC	61,389	231,044
	Emirates Telecommunications Group Co. PJSC	170,567	1,294,506
*	Eshraq Investments PJSC	440,475	39,976
	First Abu Dhabi Bank PJSC	98,543	521,538
*	Gulf Navigation Holding PJSC	82,484	6,703
*	Gulf Pharmaceutical Industries PSC	102,715	38,358
	Islamic Arab Insurance Co.	142,920	22,175
*	Manazel PJSC	560,892	59,328
	National Central Cooling Co. PJSC	56,757	43,176
*	RAK Properties PJSC	431,444	81,557
	Ras Al Khaimah Ceramics	133,439	103,976
*	SHUAA Capital PSC	397,101	54,084
*	Union Properties PJSC	961,862	64,881
TOTAL UNITED ARAB EMIRATES			10,864,020
UNITED KINGDOM — (8.6%)
	3i Group PLC	119,071	1,850,095
	4imprint Group PLC	7,131	278,559
	888 Holdings PLC	99,747	179,488
	Abrdn Plc	592,347	1,200,938
*	accesso Technology Group PLC	2,873	21,411
	Admiral Group PLC	29,846	697,548
	Advanced Medical Solutions Group PLC	11,683	39,987
	AG Barr PLC	39,926	263,200
Ω	Airtel Africa PLC	135,398	261,726

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AJ Bell PLC	51,572	$198,434
Ω	Alfa Financial Software Holdings PLC	22,609	41,391
	Alliance Pharma PLC	92,044	109,047
#*	Allied Minds PLC	20,492	4,878
	Anglo American PLC	150,675	5,446,125
	Anglo Pacific Group PLC	55,621	107,196
	Anglo-Eastern Plantations PLC	5,576	61,161
	Antofagasta PLC	79,037	1,124,592
*	Ascential PLC	57,874	206,913
	Ashmore Group PLC	87,647	230,985
	Ashtead Group PLC	42,084	2,368,896
*	ASOS PLC	1,336	17,003
	Associated British Foods PLC	38,424	784,824
*Ω	Aston Martin Lagonda Global Holdings PLC	398	2,341
	AstraZeneca PLC, Sponsored ADR	17,885	1,184,524
	AstraZeneca PLC	19,840	2,609,778
Ω	Auto Trader Group PLC	186,625	1,438,788
	AVEVA Group PLC	10,181	294,541
	Aviva PLC	421,420	2,040,864
	Avon Protection PLC	7,418	96,157
	B&M European Value Retail SA	149,641	774,818
*	Babcock International Group PLC	168,280	703,764
	BAE Systems PLC	355,195	3,338,385
	Balfour Beatty PLC	252,287	863,330
	Bank of Georgia Group PLC	16,230	298,547
	Barclays PLC, Sponsored ADR	136,374	1,062,353
	Barclays PLC	800,685	1,533,762
	Barratt Developments PLC	134,902	827,178
	Beazley PLC	132,395	876,870
	Begbies Traynor Group PLC	13,528	23,279
	Bellway PLC	41,745	1,247,509
	Berkeley Group Holdings PLC	26,674	1,382,340
Ω	Biffa PLC	66,956	296,896
	Bloomsbury Publishing PLC	27,878	140,461
	Bodycote PLC	95,757	700,519
*	boohoo Group PLC	127,019	103,791
	BP PLC, Sponsored ADR	308,559	9,065,463
	BP PLC	266,095	1,302,338
	Braemar Shipping Services PLC	11,607	36,880
	Breedon Group PLC	101,712	88,122
	Brewin Dolphin Holdings PLC	119,341	745,978
	British American Tobacco PLC	141,356	5,538,842
	Britvic PLC	102,140	1,073,176
	BT Group PLC	2,422,466	4,782,730
	Bunzl PLC	33,940	1,273,790
	Burberry Group PLC	63,689	1,400,111
	Burford Capital Ltd.	53,593	576,067
	Bytes Technology Group PLC	58,480	322,323
*	C&C Group PLC	78,532	189,806
*	Capita PLC	396,458	139,211
*	Capricorn Energy PLC	221,725	594,542
*	Card Factory PLC	142,710	92,241
	CareTech Holdings PLC	12,896	118,097
*	Carnival PLC	4,905	39,551
#*	Carnival PLC, ADR	7,086	57,963
	Castings PLC	1,541	5,994
*	Cazoo Group Ltd.	23,024	12,537
	Centamin PLC	503,005	508,574
	Central Asia Metals PLC	31,600	96,241

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Centrica PLC	2,008,981	$2,152,620
	Chemring Group PLC	77,510	328,031
	Chesnara PLC	45,093	162,458
*	Circassia Group PLC	6,887	2,942
	Clarkson PLC	4,322	181,751
	Close Brothers Group PLC	53,449	722,505
	CLS Holdings PLC	23,784	58,767
Ω	CMC Markets PLC	55,056	172,617
	Coats Group PLC	354,285	320,420
	Coca-Cola HBC AG	35,700	878,634
	Cohort PLC	4,887	32,817
	Compass Group PLC	46,199	1,082,732
	Computacenter PLC	27,087	858,558
Ω	ContourGlobal PLC	59,706	187,057
Ω	ConvaTec Group PLC	173,166	482,871
*	Costain Group PLC	61,092	32,707
*Ω	Countryside Partnerships PLC	43,399	153,828
	Cranswick PLC	16,432	669,992
	Crest Nicholson Holdings PLC	93,820	315,444
	Croda International PLC	14,294	1,307,206
	Currys PLC	446,828	365,355
	CVS Group PLC	11,049	231,972
	DCC PLC	22,686	1,481,153
*	De La Rue PLC	50,837	55,757
	Dechra Pharmaceuticals PLC	6,700	301,518
	Devro PLC	103,536	233,169
	DFS Furniture PLC	48,576	85,524
	Diageo PLC, Sponsored ADR	19,256	3,685,598
	Diageo PLC	19,191	909,113
#*	Dignity PLC	12,198	65,820
	Diploma PLC	26,252	881,608
	Direct Line Insurance Group PLC	320,098	803,301
	DiscoverIE Group PLC	13,612	126,129
	Diversified Energy Co. PLC	30,477	45,910
	Domino's Pizza Group PLC	110,666	385,669
	Drax Group PLC	158,338	1,518,891
	DS Smith PLC	368,767	1,314,504
	Dunelm Group PLC	37,503	389,937
Ω	DWF Group PLC	12,252	13,972
*	easyJet PLC	54,634	266,844
	EKF Diagnostics Holdings PLC	10,269	4,662
	Electrocomponents PLC	134,947	1,703,661
*	Elementis PLC	225,641	300,474
	EMIS Group PLC	15,511	346,382
*	Energean PLC	19,059	267,431
*	EnQuest PLC	583,328	204,947
*	Entain PLC	89,662	1,319,387
	Epwin Group PLC	22,733	21,498
*	Esken Ltd.	88,439	7,862
	Essentra PLC	79,859	241,067
	Euromoney Institutional Investor PLC	23,218	411,082
*††	Evraz PLC	100,308	0
	Experian PLC	71,346	2,497,984
*	FD Technologies PLC	914	21,830
	FDM Group Holdings PLC	26,848	302,837
	Ferguson PLC	25,706	3,234,209
	Ferrexpo PLC	197,807	358,786
	Fevertree Drinks PLC	14,628	191,658
	Firstgroup PLC	194,980	318,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Flowtech Fluidpower PLC	12,279	$18,752
Ω	Forterra PLC	64,879	233,776
	Foxtons Group PLC	87,948	47,261
*	Frasers Group PLC	77,520	848,202
#	Fresnillo PLC	52,324	470,349
	Fuller Smith & Turner PLC, Class A	5,042	39,072
	Galliford Try Holdings PLC	22,850	47,665
	Games Workshop Group PLC	11,194	1,059,431
*	Gaming Realms PLC	6,673	2,053
	Gamma Communications PLC	12,889	174,825
	Gem Diamonds Ltd.	49,479	26,507
	Genel Energy PLC	50,158	88,957
	Genuit Group PLC	49,406	255,863
	Genus PLC	5,843	202,364
*	Georgia Capital PLC	13,863	106,786
	Glencore PLC	1,038,552	5,886,200
*	Go-Ahead Group PLC	19,998	361,316
	Gooch & Housego PLC	2,235	23,761
	Grafton Group PLC	62,669	648,215
	Grainger PLC	196,311	709,503
*	Greencore Group PLC	149,646	183,578
	Greggs PLC	41,462	1,033,733
	GSK PLC	116,962	2,457,404
#	GSK PLC	75,194	3,170,948
	Gulf Keystone Petroleum Ltd.	80,045	230,403
*Ω	Gym Group PLC	27,739	60,269
	H&T Group PLC	4,726	22,858
*	Haleon PLC	146,203	519,538
#	Haleon PLC	93,993	660,771
	Halfords Group PLC	63,559	132,979
	Halma PLC	25,422	715,957
	Harbour Energy PLC	88,243	394,593
	Hargreaves Lansdown PLC	45,360	469,601
	Hargreaves Services PLC	3,349	21,447
	Harworth Group PLC	30,478	59,249
	Hays PLC	465,650	726,492
	Headlam Group PLC	18,512	68,867
	Helical PLC	54,416	259,276
*	Helios Towers PLC	161,668	284,235
	Henry Boot PLC	4,400	15,340
	Hikma Pharmaceuticals PLC	48,374	1,022,481
	Hill & Smith Holdings PLC	26,470	425,478
	Hilton Food Group PLC	16,024	215,925
	Hiscox Ltd.	70,714	769,985
	Hochschild Mining PLC	97,500	96,262
	Hollywood Bowl Group PLC	43,997	108,162
	HomeServe PLC	128,476	1,841,175
*Ω	Hostelworld Group PLC	8,283	9,807
	Howden Joinery Group PLC	194,268	1,603,596
	HSBC Holdings PLC, Sponsored ADR	230,666	7,242,912
*Ω	HSS Hire Group PLC	131,944	21,517
	Hunting PLC	65,656	172,738
*	Hyve Group PLC	76,525	65,699
Ω	Ibstock PLC	139,290	349,135
	IDOX PLC	32,237	24,384
	IG Group Holdings PLC	148,799	1,443,684
	IMI PLC	145,600	2,377,504
	Impax Asset Management Group PLC	12,226	107,350
	Imperial Brands PLC, Sponsored ADR	658	14,469

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Imperial Brands PLC	175,169	$3,846,068
	Inchcape PLC	211,063	2,160,267
*	Indivior PLC	305,969	1,198,219
*	Informa PLC	156,879	1,140,924
	IntegraFin Holdings PLC	39,926	133,224
#	InterContinental Hotels Group PLC, ADR	13,252	799,253
	InterContinental Hotels Group PLC	2,901	171,944
	Intermediate Capital Group PLC	61,889	1,153,693
	International Personal Finance PLC	109,260	128,290
	Intertek Group PLC	24,557	1,312,454
	Investec PLC	235,726	1,275,197
	iomart Group PLC	8,930	18,642
	IP Group PLC	199,925	210,604
*	IQE PLC	114,053	60,850
	ITV PLC	1,056,150	949,921
*	IWG PLC	307,958	722,219
*	J D Wetherspoon PLC	51,068	348,744
	J Sainsbury PLC	505,272	1,363,007
*	James Fisher & Sons PLC	21,265	78,182
	James Halstead PLC	15,254	39,585
	JD Sports Fashion PLC	463,177	735,693
*	JET2 PLC	20,824	233,403
*	John Menzies PLC	41,165	304,526
*	John Wood Group PLC	248,057	475,477
	Johnson Matthey PLC	45,560	1,191,143
*	Johnson Service Group PLC	50,373	69,427
Ω	JTC PLC	3,347	30,436
	Jupiter Fund Management PLC	183,626	281,945
#*Ω	Just Eat Takeaway.com NV	9,907	182,226
	Just Group PLC	395,939	344,904
	Kainos Group PLC	21,280	354,735
	Keller Group PLC	37,930	368,781
	Keywords Studios PLC	952	29,268
*	Kier Group PLC	108,107	100,803
*	Kin & Carta PLC	52,841	120,729
	Kingfisher PLC	600,593	1,900,199
*	Lamprell PLC	55,247	5,853
	Lancashire Holdings Ltd.	82,477	449,306
	Learning Technologies Group PLC	4,309	7,012
	Legal & General Group PLC	592,585	1,892,430
*	Liberty Global PLC, Class A	4,558	99,172
*	Liberty Global PLC, Class C	11,158	255,400
	Liontrust Asset Management PLC	5,657	71,869
	Lloyds Banking Group PLC	4,305,890	2,383,991
#	Lloyds Banking Group PLC, ADR	463,755	1,024,899
	London Stock Exchange Group PLC	6,630	647,039
	Lookers PLC	153,034	140,768
	LSL Property Services PLC	15,939	62,601
Ω	Luceco PLC	17,334	23,038
*	M&C Saatchi PLC	1,840	3,426
	M&G PLC	618,070	1,611,124
	Macfarlane Group PLC	47,125	66,521
	Man Group PLC	521,841	1,736,030
*	Marks & Spencer Group PLC	671,165	1,163,583
	Marshalls PLC	77,169	465,913
*	Marston's PLC	195,987	114,058
*	McBride PLC	64,495	12,682
	Mears Group PLC	52,545	123,745
*	Mediclinic International PLC	146,328	865,818

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Meggitt PLC	180,391	$1,737,649
	Melrose Industries PLC	773,603	1,522,805
*	Metro Bank PLC	34,840	34,769
#	Micro Focus International PLC, Sponsored ADR	17,726	60,800
	Micro Focus International PLC	75,139	261,754
	Midwich Group PLC	10,528	67,018
*	Mitchells & Butlers PLC	124,936	263,906
	Mitie Group PLC	487,996	466,300
	MJ Gleeson PLC	2,020	13,055
	Mondi PLC	103,298	1,960,053
	Moneysupermarket.com Group PLC	203,294	506,083
*	Moonpig Group PLC	14,512	36,974
	Morgan Advanced Materials PLC	212,454	826,873
	Morgan Sindall Group PLC	15,768	390,927
	Mortgage Advice Bureau Holdings Ltd.	2,481	28,082
*	Motorpoint group PLC	16,165	38,129
	MP Evans Group PLC	2,235	22,330
*	N Brown Group PLC	69,772	21,627
#*	Naked Wines PLC	9,105	16,584
*	National Express Group PLC	213,026	477,264
	National Grid PLC	36,403	501,255
	National Grid PLC, Sponsored ADR	26,218	1,825,035
	Natwest Group PLC	216,862	658,665
#	Natwest Group PLC, Sponsored ADR	181,642	1,129,813
	NCC Group PLC	54,568	149,053
	Next Fifteen Communications Group PLC	20,940	262,190
	Next PLC	16,529	1,376,069
	Ninety One PLC	150,277	374,238
	Norcros PLC	10,981	29,885
	Numis Corp. PLC	20,170	63,566
*	Ocado Group PLC	9,227	94,856
*Ω	On the Beach Group PLC	22,633	30,698
	OSB Group PLC	102,072	655,685
	Oxford Instruments PLC	14,863	412,457
	Pagegroup PLC	131,499	731,919
	Pan African Resources PLC	493,111	121,239
*	Pantheon Resources PLC	18,177	25,938
	Paragon Banking Group PLC	92,529	604,130
	PayPoint PLC	31,673	231,336
	Pearson PLC	65,725	608,301
#	Pearson PLC, Sponsored ADR	103,768	960,892
*	Pendragon PLC	508,536	136,331
	Pennon Group PLC	50,587	619,204
	Persimmon PLC	60,310	1,391,123
*	Petrofac Ltd.	114,585	161,186
	Pets at Home Group PLC	189,585	760,674
*	Pharos Energy PLC	110,586	31,063
	Phoenix Group Holdings PLC	168,333	1,326,232
	Phoenix Spree Deutschland Ltd.	2,099	8,651
	Photo-Me International PLC	131,516	162,962
*	Playtech PLC	103,861	622,349
	Plus500 Ltd.	31,773	644,848
	Polar Capital Holdings PLC	15,450	92,063
	Porvair PLC	2,540	17,350
*	PPHE Hotel Group Ltd.	1,313	22,889
	Premier Foods PLC	346,159	491,437
	Provident Financial PLC	72,619	171,610
#	Prudential PLC, ADR	53,089	1,323,509
*	PureTech Health PLC	22,488	53,696

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Purplebricks Group PLC	44,829	$8,257
	PZ Cussons PLC	82,243	211,013
	QinetiQ Group PLC	192,804	897,948
Ω	Quilter PLC	422,027	540,745
*	Rank Group PLC	70,508	77,455
	Rathbones Group PLC	14,720	324,994
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	150,161	177,321
	Reckitt Benckiser Group PLC	24,744	2,007,103
	Redde Northgate PLC	85,930	384,959
	Redrow PLC	89,242	631,000
	RELX PLC, Sponsored ADR	52,014	1,535,441
	RELX PLC	86,730	2,571,406
	Renew Holdings PLC	2,854	25,871
*	Renewi PLC	29,278	270,705
	Renishaw PLC	7,941	421,573
*	Renold PLC	76,389	22,842
	Rentokil Initial PLC	243,890	1,610,396
*	Restaurant Group PLC	260,091	161,246
	Rhi Magnesita NV	7,801	221,080
	RHI Magnesita NV	7,826	215,742
	Ricardo PLC	11,713	59,393
	Rightmove PLC	137,661	1,076,202
	Rio Tinto PLC	2,919	176,219
#	Rio Tinto PLC, Sponsored ADR	172,914	10,552,941
	RM PLC	3,746	4,563
	Robert Walters PLC	9,509	62,760
*	Rockhopper Exploration PLC	3,933	374
	Rockhopper Exploration PLC	491	5
*	Rolls-Royce Holdings PLC	757,172	827,543
	Rotork PLC	242,247	768,714
	Royal Mail PLC	271,132	936,976
	RPS Group PLC	130,319	180,114
	RWS Holdings PLC	18,179	84,928
	S&U PLC	1,185	29,967
*	S4 Capital PLC	8,648	13,374
Ω	Sabre Insurance Group PLC	54,083	72,058
*	Saga PLC	40,900	78,982
	Sage Group PLC	79,787	687,613
*	Savannah Energy PLC	205,545	85,048
	Savills PLC	56,587	825,008
	Schroders PLC	13,564	491,989
	Schroders PLC	6,449	198,362
	ScS Group PLC	4,075	7,298
*	Senior PLC	151,581	268,040
	Serco Group PLC	264,399	608,301
	Serica Energy PLC	55,957	258,996
	Severfield PLC	42,189	30,233
	Severn Trent PLC	24,285	873,090
	Shell PLC	69,241	1,847,096
#	Shell PLC, Sponsored ADR	341,272	18,217,099
*	SIG PLC	245,058	109,055
	Sirius Real Estate Ltd.	208,335	242,500
	Smart Metering Systems PLC	15,634	179,480
	Smith & Nephew PLC, Sponsored ADR	13,800	356,730
	Smith & Nephew PLC	38,422	492,614
	Smiths Group PLC	48,036	906,545
	Softcat PLC	42,687	728,249
*	SolGold PLC	96,990	30,045

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spectris PLC	22,012	$837,240
	Speedy Hire PLC	170,632	97,546
	Spirax-Sarco Engineering PLC	11,069	1,615,092
*Ω	Spire Healthcare Group PLC	127,946	371,298
	Spirent Communications PLC	160,726	552,846
	SSE PLC	128,575	2,777,013
*	SSP Group PLC	148,335	461,279
	St. James's Place PLC	73,800	1,108,555
*	Staffline Group PLC	15,961	8,817
	Standard Chartered PLC	310,696	2,141,531
	SThree PLC	35,092	161,178
	Strix Group PLC	7,808	15,193
††	Studio Retail Group PLC	7,838	8,233
	STV Group PLC	6,164	21,042
*	Superdry PLC	28,193	48,584
	Synthomer PLC	188,771	538,473
	Tate & Lyle PLC	138,045	1,352,335
	Tatton Asset Management PLC	4,491	22,368
	Taylor Wimpey PLC	728,850	1,134,439
	TBC Bank Group PLC	7,062	118,882
*	Ted Baker PLC	25,716	27,614
	Telecom Plus PLC	21,520	591,542
*	TEN Entertainment Group PLC	3,365	9,358
	Tesco PLC	836,794	2,683,712
*	THG PLC	31,021	25,867
Ω	TI Fluid Systems PLC	9,170	19,520
	Topps Tiles PLC	88,422	42,083
	TP ICAP Group PLC	266,241	386,465
	Travis Perkins PLC	73,527	943,695
	Treatt PLC	4,751	46,746
*	Tremor International Ltd., ADR	968	10,028
	Tribal Group PLC	9,048	9,588
	Trifast PLC	21,242	24,318
	TT Electronics PLC	58,298	136,612
*	Tullow Oil PLC	313,425	196,722
	Tyman PLC	30,045	97,128
	Ultra Electronics Holdings PLC	23,988	1,024,398
#	Unilever PLC, Sponsored ADR	116,930	5,689,814
	Unilever PLC	61,804	3,010,623
	United Utilities Group PLC	82,436	1,095,289
*	Verici Dx PLC	205	57
	Vertu Motors PLC	184,858	132,528
	Vesuvius PLC	70,882	310,529
	Victrex PLC	14,920	351,411
	VIDENDUM PLC	10,933	172,192
	Virgin Money UK PLC	398,447	694,954
	Vistry Group PLC	96,870	1,092,009
	Vodafone Group PLC	3,655,899	5,387,542
	Vodafone Group PLC, Sponsored ADR	7,082	104,530
	Volution Group PLC	23,381	119,595
	Vp PLC	1,242	13,256
*Ω	Watches of Switzerland Group PLC	46,649	505,689
	Watkin Jones PLC	48,524	129,981
	Weir Group PLC	43,953	898,785
*	WH Smith PLC	39,333	694,247
	Whitbread PLC	37,969	1,208,546
	Wickes Group PLC	91,550	152,015
	Wilmington PLC	5,594	18,725
	Wincanton PLC	59,068	271,205

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Wizz Air Holdings PLC	1,105	$30,008
	WPP PLC, Sponsored ADR	2,500	134,900
	WPP PLC	115,659	1,248,236
*	Xaar PLC	20,563	56,577
	XP Power Ltd.	236	8,758
	XPS Pensions Group PLC	15,239	27,275
	Young & Co's Brewery PLC	1,192	10,554
	Young & Co's Brewery PLC, Class A	6,543	98,958
TOTAL UNITED KINGDOM			303,786,696
UNITED STATES — (0.0%)
#	ADTRAN Holdings, Inc.	21,109	494,068
#	Arko Corp.	7,077	64,611
*	GXO Logistics, Inc.	254	12,195
	Sempra Energy	1,186	194,259
TOTAL UNITED STATES			765,133
TOTAL COMMON STOCKS			3,380,762,041
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
	Alpargatas SASeries D	3,724	15,827
	Banco ABC Brasil SA	31,360	104,430
Ω	Banco BMG SASeries B	43,000	20,527
	Banco Bradesco SA	330,400	1,113,019
	Banco do Estado do Rio Grande do Sul SA Class B	75,825	146,694
	Banco Pan SA	24,444	31,369
	Braskem SA Class A	31,067	220,299
	Centrais Eletricas Brasileiras SA Class B	21,600	197,586
	Centrais Eletricas Santa CatarinaSeries A	1,700	17,578
	Cia de Saneamento do ParanaSeries A	282,323	204,618
	Cia de Transmissao de Energia Eletrica Paulista	36,768	161,950
	Cia Energetica de Minas Gerais	224,832	488,416
	Cia Energetica do Ceara Class A	3,900	35,261
	Cia Ferro Ligas da Bahia - FERBASA	21,468	197,250
	Cia Paranaense de Energia	212,900	287,619
	Eucatex SA Industria e Comercio	21,500	34,281
	Gerdau SA	179,088	846,619
	Grazziotin SA	6,900	37,873
	Itau Unibanco Holding SA	192,465	878,611
	Marcopolo SA	219,947	104,998
	Petroleo Brasileiro SA	813,284	5,367,822
	Randon SA Implementos e Participacoes	58,263	113,168
	Schulz SA	58,000	48,762
	Taurus Armas SA	17,500	63,180
	Unipar Carbocloro SA Class B	24,817	399,539
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	372,779
TOTAL BRAZIL			11,510,075
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	15,035	16,368
	Embotelladora Andina SA Class B	87,181	158,185
TOTAL CHILE			174,553
COLOMBIA — (0.0%)
	Banco Davivienda SA	18,307	130,758
	Grupo Argos SA	7,594	13,640

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	150,202	$25,927
	Grupo de Inversiones Suramericana SA	20,364	73,153
TOTAL COLOMBIA			243,478
GERMANY — (0.3%)
	Bayerische Motoren Werke AG	10,487	796,227
	Draegerwerk AG & Co. KGaA	3,939	206,678
	Fuchs Petrolub SE	18,141	543,559
	Henkel AG & Co. KGaA	13,720	876,479
	Jungheinrich AG	22,454	611,186
	Porsche Automobil Holding SE	18,681	1,352,163
	Sartorius AG	2,189	979,138
	Schaeffler AG	52,285	307,984
	Sixt SE	7,889	556,558
	STO SE & Co. KGaA	1,089	168,973
	Villeroy & Boch AGSeries A	5,018	96,384
	Volkswagen AG	27,539	3,893,735
TOTAL GERMANY			10,389,064
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	42,046
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	285	15,326
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	274,986	77,906
THAILAND — (0.0%)
*	U City PLC	4,215,000	96,186
TOTAL PREFERRED STOCKS			22,548,634
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd.	584	0
*	Magellan Financial Group Ltd. Warrants 04/16/2027	2,548	1,496
TOTAL AUSTRALIA			1,496
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	12,809	0
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	6,303	0
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	10,400	344
ITALY — (0.0%)
*	Webuild SpA	6,942	0
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd	47,142	4,661
SAUDI ARABIA — (0.0%)
*	Petro Rabigh Rights	56,176	124,137

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	328,770	$0
SOUTH KOREA — (0.0%)
*	HSD Engine Co. Ltd.	955	1,316
*	NOVAREX Co. Ltd.	85	347
TOTAL SOUTH KOREA			1,663
TAIWAN — (0.0%)
*	Acon Holding, Inc.	7,041	177
*	Hiwin Technologies Corp.	2,072	3,840
*	Jinan Acetate Chemical Co. Ltd.	239	52
*	Unitech Printed Circuit Board Corp.	12,046	1,207
*	Waffer Technology Corp.	2,476	765
*	Walsin Lihwa Corp.	52,038	1,564
*	YFC-Boneagle Electric Co. Ltd.	1,321	461
*	Yulon Finance Corp.	6,425	6,115
TOTAL TAIWAN			14,181
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	142,000	12,344
*	Alpha Divisions PCL Right	34,460	243
*	EP W4 Warrants 04/27/2023	44,941	379
*	Interlink Telecom PCL	40,480	121
*	MBK PCL	13,993	4,752
TOTAL THAILAND			17,839
TOTAL RIGHTS/WARRANTS			164,321
TOTAL INVESTMENT SECURITIES (Cost $3,116,236,615)			3,403,474,996

			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	12,890,737	149,107,156
TOTAL INVESTMENTS — (100.0%)
(Cost $3,265,338,635)^^			$3,552,582,152
As of July 31, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	136	09/16/22	$26,928,921	$28,107,800	$1,178,879
Total Futures Contracts			$26,928,921	$28,107,800	$1,178,879

World ex U.S. Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,256,661	$151,433,062	—	$159,689,723
Austria	—	11,111,748	—	11,111,748
Belgium	1,055,331	25,593,337	—	26,648,668
Brazil	46,382,368	142,638	—	46,525,006
Canada	275,756,684	601,255	—	276,357,939
Chile	1,023,764	3,662,406	—	4,686,170
China	24,174,722	281,071,228	$652,390	305,898,340
Colombia	1,268,205	30,426	—	1,298,631
Czech Republic	—	1,448,499	—	1,448,499
Denmark	533,135	54,580,915	—	55,114,050
Egypt	78,501	82,415	—	160,916
Finland	697,108	36,197,453	—	36,894,561
France	425,124	178,486,381	1,994	178,913,499
Germany	1,809,953	140,700,500	—	142,510,453
Greece	—	2,623,813	1,273	2,625,086
Hong Kong	371,441	54,819,500	51,055	55,241,996
Hungary	—	1,956,828	—	1,956,828
India	2,628,764	174,499,714	279	177,128,757
Indonesia	179,101	21,333,964	50,682	21,563,747
Ireland	7,398,629	10,236,797	—	17,635,426
Israel	3,514,923	22,864,598	—	26,379,521
Italy	520,824	57,270,097	—	57,790,921
Japan	2,191,482	505,116,404	—	507,307,886
Malaysia	—	18,090,732	166	18,090,898
Mexico	24,988,912	119,858	200	25,108,970
Netherlands	13,712,462	61,053,210	—	74,765,672
New Zealand	—	9,717,695	—	9,717,695
Norway	24,783	25,172,103	—	25,196,886
Peru	303,582	—	28	303,610
Philippines	25,699	7,926,207	—	7,951,906
Poland	—	8,491,654	—	8,491,654
Portugal	—	6,027,586	—	6,027,586
Qatar	—	9,753,677	—	9,753,677
Saudi Arabia	34,514	36,381,779	—	36,416,293
Singapore	181,001	22,637,021	5,855	22,823,877
South Africa	4,991,623	44,441,000	—	49,432,623
South Korea	607,612	139,549,013	97,013	140,253,638
Spain	408,280	46,509,659	—	46,917,939
Sweden	157,622	69,931,922	—	70,089,544
Switzerland	13,195,495	163,934,951	—	177,130,446
Taiwan	11,670,040	178,557,123	22,902	190,250,065
Thailand	25,117,702	662,601	—	25,780,303
Turkey	—	5,954,539	—	5,954,539
United Arab Emirates	—	10,864,020	—	10,864,020
United Kingdom	70,930,385	232,848,078	8,233	303,786,696
United States	570,874	194,259	—	765,133
Preferred Stocks
Brazil	11,489,548	20,527	—	11,510,075
Chile	—	174,553	—	174,553
Colombia	243,478	—	—	243,478
Germany	—	10,389,064	—	10,389,064
Philippines	—	42,046	—	42,046
South Korea	—	15,326	—	15,326
Taiwan	—	77,906	—	77,906
Thailand	96,186	—	—	96,186

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Australia	—	$1,496	—	$1,496
Hong Kong	—	344	—	344
Malaysia	—	4,661	—	4,661
Saudi Arabia	—	124,137	—	124,137
South Korea	—	1,663	—	1,663
Taiwan	—	14,181	—	14,181
Thailand	—	17,839	—	17,839
Securities Lending Collateral	—	149,107,156	—	149,107,156
Futures Contracts**	$1,178,879	—	—	1,178,879
TOTAL	$558,195,397	$2,994,673,564	$892,070^	$3,553,761,031
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,420,260	$157,946,374
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,553,575	75,972,896
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,373,659	50,155,421
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $180,990,802)^^		$284,074,691
As of July 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,317,271	HKD	88,735,977	Societe Generale	08/22/22	$5,192
CAD	6,382,498	USD	4,931,456	JP Morgan	08/23/22	52,570
USD	81,499	DKK	589,086	Citibank, N.A.	10/06/22	244
USD	17,286,181	EUR	16,791,503	Bank of New York Mellon	10/21/22	26,707
Total Appreciation						$84,713
USD	670,134	NOK	6,681,657	Bank of America Corp.	08/22/22	$(21,547)
USD	1,984,401	SEK	20,226,833	Barclays Capital	08/23/22	(7,946)
USD	4,911,716	CAD	6,382,498	Citibank, N.A.	08/23/22	(72,310)
USD	4,268,094	AUD	6,149,398	Bank of New York Mellon	08/25/22	(30,044)
USD	9,109,079	GBP	7,574,891	Bank of America Corp.	08/30/22	(121,480)
USD	598,288	SGD	832,391	State Street Bank and Trust	09/15/22	(4,329)
USD	5,091,985	CHF	4,846,704	UBS AG	09/27/22	(21,262)
USD	1,452,829	DKK	10,543,904	Bank of America Corp.	10/06/22	(1,543)
USD	14,140,244	JPY	1,953,160,409	Bank of America Corp.	10/13/22	(590,839)
USD	664,400	ILS	2,309,047	HSBC Bank	10/13/22	(18,067)
Total (Depreciation)						$(889,367)
Total Appreciation (Depreciation)						$(804,654)
As of July 31, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	17	09/16/22	$3,452,011	$3,513,475	$61,464
Total Futures Contracts			$3,452,011	$3,513,475	$61,464

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$284,074,691	—	—	$284,074,691
Forward Currency Contracts**	—	$(804,654)	—	(804,654)
Futures Contracts**	61,464	—	—	61,464
TOTAL	$284,136,155	$(804,654)	—	$283,331,501
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2022, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2022, the DFA Commodity Strategy Portfolio held $440,616,501 in the Subsidiary, representing 23.37% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$305,332
U.S. Large Cap Value Portfolio	15,012,755
U.S. Targeted Value Portfolio	8,999,550
U.S. Small Cap Value Portfolio	10,383,087
U.S. Core Equity 1 Portfolio	14,330,001
U.S. Core Equity 2 Portfolio	15,135,790
U.S. Vector Equity Portfolio	2,497,390
U.S. Small Cap Portfolio	9,188,103
U.S. Micro Cap Portfolio	4,421,215
DFA Real Estate Securities Portfolio	5,700,277
Large Cap International Portfolio	4,375,767
International Core Equity Portfolio	27,990,911
International Small Company Portfolio	10,324,238
Global Small Company Portfolio	82,360
Japanese Small Company Portfolio	310,650
Asia Pacific Small Company Portfolio	351,035
United Kingdom Small Company Portfolio	24,514
Continental Small Company Portfolio	699,528
DFA International Real Estate Securities Portfolio	6,484,909
DFA Global Real Estate Securities Portfolio	8,603,045
DFA International Small Cap Value Portfolio	11,229,025
International Vector Equity Portfolio	3,093,616
World ex U.S. Value Portfolio	195,525
World ex U.S. Targeted Value Portfolio	681,252
World ex U.S. Core Equity Portfolio	3,294,184
Selectively Hedged Global Equity Portfolio	185,485
Emerging Markets Portfolio	3,130,385
Emerging Markets Small Cap Portfolio	3,915,462
Emerging Markets Value Portfolio	10,227,795
Emerging Markets Core Equity Portfolio	21,000,864
U.S. Large Cap Equity Portfolio	948,784
DFA Commodity Strategy Portfolio	3,659,915
DFA One-Year Fixed Income Portfolio	5,810,419

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,521,685
DFA Selectively Hedged Global Fixed Income Portfolio	1,157,537
DFA Short-Term Government Portfolio	1,616,847
DFA Five-Year Global Fixed Income Portfolio	11,809,733
DFA World ex U.S. Government Fixed Income Portfolio	1,582,630
DFA Intermediate Government Fixed Income Portfolio	5,362,049
DFA Short-Term Extended Quality Portfolio	7,298,967
DFA Intermediate-Term Extended Quality Portfolio	1,683,617
DFA Targeted Credit Portfolio	906,479
DFA Investment Grade Portfolio	12,494,916
DFA Inflation-Protected Securities Portfolio	6,885,542
DFA Short-Term Municipal Bond Portfolio	2,305,015
DFA Intermediate-Term Municipal Bond Portfolio	1,882,326
DFA Selective State Municipal Bond Portfolio	261,749
DFA Short-Term Selective State Municipal Bond Portfolio	182,231
DFA California Short-Term Municipal Bond Portfolio	788,045
DFA California Intermediate-Term Municipal Bond Portfolio	529,737
DFA NY Municipal Bond Portfolio	140,634
Dimensional Retirement Income Fund	96,416
Dimensional 2045 Target Date Retirement Income Fund	93,480
Dimensional 2050 Target Date Retirement Income Fund	65,642
Dimensional 2055 Target Date Retirement Income Fund	41,380
Dimensional 2060 Target Date Retirement Income Fund	35,419
Dimensional 2065 Target Date Retirement Income Fund	5,649
Dimensional 2010 Target Date Retirement Income Fund	23,802
Dimensional 2015 Target Date Retirement Income Fund	34,022
Dimensional 2020 Target Date Retirement Income Fund	105,079
Dimensional 2025 Target Date Retirement Income Fund	156,943
Dimensional 2030 Target Date Retirement Income Fund	164,826
Dimensional 2035 Target Date Retirement Income Fund	144,621
Dimensional 2040 Target Date Retirement Income Fund	109,181
DFA Short-Duration Real Return Portfolio	2,287,815
DFA Municipal Real Return Portfolio	1,680,217
DFA Municipal Bond Portfolio	641,591
World Core Equity Portfolio	789,258
DFA LTIP Portfolio	418,345
U.S. Social Core Equity 2 Portfolio	911,248
U.S. Sustainability Core 1 Portfolio	3,580,774
U.S. Sustainability Targeted Value Portfolio	298,402
International Sustainability Core 1 Portfolio	2,916,008
International Social Core Equity Portfolio	1,288,103
Global Social Core Equity Portfolio	39,497
Emerging Markets Social Core Equity Portfolio	1,281,770
VA U.S. Targeted Value Portfolio	430,985
VA U.S. Large Value Portfolio	462,821
VA International Value Portfolio	405,664
VA International Small Portfolio	293,052
VA Short-Term Fixed Portfolio	345,784

Federal Tax Cost
VA Global Bond Portfolio	$374,440
VIT Inflation-Protected Securities Portfolio	238,677
VA Global Moderate Allocation Portfolio	133,890
U.S. Large Cap Growth Portfolio	1,339,635
U.S. Small Cap Growth Portfolio	646,521
International Large Cap Growth Portfolio	501,807
International Small Cap Growth Portfolio	294,365
DFA Social Fixed Income Portfolio	550,836
DFA Diversified Fixed Income Portfolio	2,279,581
U.S. High Relative Profitability Portfolio	3,773,108
International High Relative Profitability Portfolio	1,845,484
VA Equity Allocation Portfolio	82,924
DFA MN Municipal Bond Portfolio	32,600
DFA California Municipal Real Return Portfolio	274,188
DFA Global Core Plus Fixed Income Portfolio	3,266,531
Emerging Markets Sustainability Core 1 Portfolio	949,113
Emerging Markets Targeted Value Portfolio	197,971
DFA Global Sustainability Fixed Income Portfolio	1,022,801
DFA Oregon Municipal Bond Portfolio	65,434
DFA Global Core Plus Real Return Portfolio	367,973
Emerging Markets ex China Core Equity Portfolio	391,844
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.